UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: July 31, 2022

Date of reporting period: January 31, 2022

Item 1.	Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

JANUARY 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Cloud 5G and Tech ETF | IDAT | NYSE Arca

•	iShares Cybersecurity and Tech ETF | IHAK | NYSE Arca

•	iShares Exponential Technologies ETF | XT | NASDAQ

•	iShares Genomics Immunology and Healthcare ETF | IDNA | NYSE Arca

•	iShares Robotics and Artificial Intelligence Multisector ETF | IRBO | NYSE Arca

•	iShares Self-Driving EV and Tech ETF | IDRV | NYSE Arca

•	iShares U.S. Tech Breakthrough Multisector ETF | TECB | NYSE Arca

•	iShares Virtual Work and Life Multisector ETF | IWFH | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	3.44%	23.29%
U.S. small cap equities (Russell 2000® Index)	(8.41)	(1.21)
International equities (MSCI Europe, Australasia, Far East Index)	(3.43)	7.03
Emerging market equities (MSCI Emerging Markets Index)	(4.59)	(7.23)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.04
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.87)	(4.43)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(3.17)	(2.97)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.56)	(1.22)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(1.55)	2.05
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2022	iShares® Cloud 5G and Tech ETF

Investment Objective

The iShares Cloud 5G and Tech ETF (the “Fund”) seeks to track the investment results of an index composed of companies from developed and emerging markets that could benefit from providing products, services, and technologies related to cloud computing and 5G, as represented by the Morningstar® Global Digital Infrastructure & Connectivity Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Cumulative Total Returns
	6 Months	Since Inception
Fund NAV	6.01%	10.62%
Fund Market	5.97	10.58
Index	5.31	9.75

The inception date of the Fund was 6/8/21. The first day of secondary market trading was 6/10/21.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,060.10	$2.44		$1,000.00	$1,022.80	$2.40		0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Semiconductors & Semiconductor Equipment	37.9%
Software	19.7
Communications Equipment	17.1
Electronic Equipment, Instruments & Components	7.4
Equity Real Estate Investment Trusts (REITs)	3.5
Technology Hardware, Storage & Peripherals	3.4
Chemicals	2.6
Media	2.6
Construction & Engineering	2.4
IT Services	2.1
Diversified Telecommunication Services	1.3

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	64.9%
Taiwan	10.8
Japan	7.0
Netherlands	5.1
Sweden	3.3
Finland	2.8
Germany	2.4
United Kingdom	1.2
Other (each representing less than 1%)	2.5

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2022	iShares® Cybersecurity and Tech ETF

Investment Objective

The iShares Cybersecurity and Tech ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that are involved in cyber security and technology, including cyber security hardware, software, products, and services, as represented by the NYSE® FactSet® Global Cyber Security Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(7.43)%	(0.88)%	20.71%	(0.88)%	64.50%
Fund Market	(7.47)	(0.98)	20.76	(0.98)	64.66
Index	(7.68)	(0.84)	21.09	(0.84)	65.61

The inception date of the Fund was 6/11/19. The first day of secondary market trading was 6/13/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 925.70	$ 2.28		$ 1,000.00	$ 1,022.80	$ 2.40		0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Software	71.6%
Professional Services	9.7
Communications Equipment	9.7
IT Services	9.0

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	76.8%
Israel	8.6
Japan	3.9
Taiwan	2.4
Canada	2.4
United Kingdom	2.2
Denmark	1.6
Germany	1.4
Other (each representing less than 1%)	0.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2022	iShares® Exponential Technologies ETF

Investment Objective

The iShares Exponential Technologies ETF (the “Fund”) seeks to track the investment results of an index composed of stocks of developed and emerging market companies that create or use exponential technologies, as represented by the Morningstar Exponential Technologies IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(6.51)%	2.87%	17.72%	14.55%	2.87%	126.04%	154.34%
Fund Market	(6.68)	2.84	17.66	14.53	2.84	125.46	154.14
Index	(6.93)	2.56	17.94	14.74	2.56	128.18	157.01

The inception date of the Fund was 3/19/15. The first day of secondary market trading was 3/23/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 934.90	$ 2.19		$ 1,000.00	$ 1,022.90	$ 2.29		0.45%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	53.2%
Health Care	22.7
Industrials	6.3
Consumer Discretionary	4.6
Communication Services	4.3
Financials	2.7
Materials	2.6
Utilities	2.0
Other (each representing less than 1%)	1.6

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	59.7%
Japan	7.1
China	5.7
United Kingdom	3.6
Netherlands	3.4
Australia	3.3
Taiwan	2.2
Switzerland	2.1
Canada	1.9
India	1.6

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2022	iShares® Genomics Immunology and Healthcare ETF

Investment Objective

The iShares Genomics Immunology and Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that could benefit from the long-term growth and innovation in genomics, immunology and bioengineering, as represented by the NYSE® FactSet Global Genomics and Immuno Biopharma IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(26.91)%	(27.20)%	16.98%	(27.20)%	51.37%
Fund Market	(27.12)	(27.39)	16.90	(27.39)	51.11
Index	(27.06)	(27.41)	16.82	(27.41)	50.66

The inception date of the Fund was 6/11/19. The first day of secondary market trading was 6/13/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$730.90	$2.05		$$1,000.00	$1,022.80	$2.40		0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Biotechnology	71.9%
Pharmaceuticals	20.5
Life Sciences Tools & Services	7.6

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	61.3%
Japan	10.2
Germany	6.6
France	6.5
Switzerland	4.7
Denmark	4.4
China	3.2
Taiwan	1.7
Netherlands	1.0
United Kingdom	0.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2022	iShares® Robotics and Artificial Intelligence Multisector ETF

Investment Objective

The iShares Robotics and Artificial Intelligence Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that could benefit from the long-term growth and innovation in robotics technologies and artificial intelligence, as represented by the NYSE® FactSet® Global Robotics and Artificial Intelligence Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(13.08)%	(13.35)%	14.17%	(13.35)%	61.21%
Fund Market	(13.42)	(13.98)	14.06	(13.98)	60.66
Index	(13.34)	(13.69)	14.37	(13.69)	62.02

The inception date of the Fund was 6/26/18. The first day of secondary market trading was 6/28/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$869.20	$2.21		$1,000.00	$1,022.80	$2.40		0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	53.9%
Communication Services	20.8
Industrials	14.9
Consumer Discretionary	7.4
Health Care	3.0

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	49.8%
China	13.5
Japan	10.8
Taiwan	7.8
South Korea	3.5
France	3.0
Israel	2.6
Netherlands	2.2
Germany	1.8
United Kingdom	1.6

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2022	iShares® Self-Driving EV and Tech ETF

Investment Objective

The iShares Self-Driving EV and Tech ETF (the “Fund”) seeks to track the investment results of an index composed of developed and emerging market companies that may benefit from growth and innovation in and around electric vehicles, battery technologies and autonomous driving technologies, as represented by the NYSE® FactSet Global Autonomous Driving and Electric Vehicle Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.95%	13.79%	29.04%	13.79%	104.06%
Fund Market	0.85	13.50	29.01	13.50	103.91
Index	0.43	13.25	28.97	13.25	103.29

The inception date of the Fund was 4/16/19. The first day of secondary market trading was 4/18/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,009.50	$2.38		$1,000.00	$1,022.80	$2.40		0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Consumer Discretionary	45.1%
Information Technology	37.7
Industrials	8.3
Communication Services	4.8
Materials	4.1

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	48.0%
Germany	11.0
Japan	10.7
South Korea	7.6
Netherlands	4.8
China	4.8
Switzerland	3.0
Sweden	2.9
United Kingdom	2.3
Taiwan	1.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of January 31, 2022	iShares® U.S. Tech Breakthrough Multisector ETF

Investment Objective

The iShares U.S. Tech Breakthrough Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies that could benefit from various breakthrough technologies, including robotics and artificial intelligence, cloud and data tech, cybersecurity, genomics and immunology, and financial technology, as represented by the NYSE® FactSet® U.S. Tech Breakthrough IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(8.57)%	6.86%	22.15%	6.86%	51.18%
Fund Market	(8.66)	6.78	22.10	6.78	51.06
Index	(8.42)	7.22	22.60	7.22	52.22

The inception date of the Fund was 1/8/20. The first day of secondary market trading was 1/10/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 914.30	$ 1.45		$ 1,000.00	$ 1,023.70	$ 1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	65.0%
Communication Services	15.0
Health Care	9.9
Consumer Discretionary	6.2
Real Estate	2.2
Industrials	1.1
Financials	0.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Apple Inc.	4.7%
Meta Platforms Inc, Class A	4.4
Microsoft Corp.	4.2
Alphabet Inc., Class A	4.1
salesforce.com Inc.	3.9
Amazon.com Inc.	3.8
NVIDIA Corp.	3.5
Walt Disney Co. (The)	3.1
Adobe Inc.	3.0
Gilead Sciences Inc.	2.8

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2022	iShares® Virtual Work and Life Multisector ETF

Investment Objective

The iShares Virtual Work and Life Multisector ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. and non-U.S. companies that provide products, services and technologies that empower individuals to work remotely, and support an increasingly virtual way of life across entertainment, wellness and learning, as represented by the NYSE® FactSet® Global Virtual Work and Life Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(29.09)%	(35.93)%	(15.72)%	(35.93)%	(20.51)%
Fund Market	(28.80)	(35.90)	(15.53)	(35.90)	(20.27)
Index	(29.37)	(36.15)	(15.85)	(36.15)	(20.59)

The inception date of the Fund was 9/29/20. The first day of secondary market trading was 10/1/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 709.10	$ 2.02		$ 1,000.00	$ 1,022.80	$ 2.40		0.47%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	39.5%
Communication Services	36.1
Consumer Discretionary	17.3
Health Care	5.8
Consumer Staples	1.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Activision Blizzard Inc.	3.0%
Citrix Systems Inc.	2.8
Nintendo Co. Ltd.	2.5
GN Store Nord A/S	2.4
Kuaishou Technology	2.4
Electronic Arts Inc.	2.3
Tencent Holdings Ltd.	2.3
Anaplan Inc.	2.3
Dropbox Inc., Class A	2.3
Zendesk Inc.	2.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® Cloud 5G and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 2.6%
DuPont de Nemours Inc.	3,052	$233,783

Communications Equipment — 17.0%
Arista Networks Inc.(a)	1,920	238,675
Ciena Corp.(a)	3,872	256,752
F5 Inc.(a)	1,048	217,586
Juniper Networks Inc.	7,376	256,832
Nokia OYJ(a)	40,808	243,364
Telefonaktiebolaget LM Ericsson, Class B	23,220	289,927

		1,503,136

Construction & Engineering — 2.5%
China Communications Services Corp. Ltd., Class H	72,000	38,326
COMSYS Holdings Corp.	4,400	104,694
EXEO Group Inc.	3,600	73,166

		216,186

Diversified Telecommunication Services — 1.3%
Cogent Communications Holdings Inc.	1,344	85,492
NOS SGPS SA	6,632	26,107

		111,599

Electronic Equipment, Instruments & Components — 7.4%
Murata Manufacturing Co. Ltd.	3,200	240,586
Quectel Wireless Solutions Co. Ltd., Class A	400	11,938
Taiyo Yuden Co. Ltd.	4,000	194,285
Yageo Corp.	12,000	204,513

		651,322

Equity Real Estate Investment Trusts (REITs) — 3.5%
CyrusOne Inc.	2,688	241,517
Keppel DC REIT	40,800	64,766

		306,283

IT Services — 2.1%
Computacenter PLC	3,040	109,468
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	3,260	27,547
Megaport Ltd.(a)	5,012	48,214

		185,229

Media — 2.6%
DISH Network Corp., Class A(a)	7,420	232,988

Semiconductors & Semiconductor Equipment — 37.8%
Analog Devices Inc.	1,292	211,850
Broadcom Inc.	412	241,383
Infineon Technologies AG	5,180	215,114
Intel Corp.	4,648	226,915
MACOM Technology Solutions Holdings Inc., Class H(a)	1,464	89,611
MediaTek Inc.	6,000	238,315
Microchip Technology Inc.	2,760	213,845
NXP Semiconductors NV	1,056	216,945

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Qorvo Inc.(a)	1,492	$204,822
QUALCOMM Inc.	1,320	232,003
Skyworks Solutions Inc.	1,504	220,366
STMicroelectronics NV	4,924	231,530
Taiwan Semiconductor Manufacturing Co. Ltd.	11,000	254,342
Win Semiconductors Corp.	12,000	148,659
Wolfspeed Inc.(a)	1,944	183,203
Xilinx Inc.	1,076	208,260

		3,337,163

Software — 19.6%
C3.ai Inc., Class A(a)	2,528	66,587
Cadence Design Systems Inc.(a)	1,308	198,999
Citrix Systems Inc.	2,904	296,034
Datadog Inc., Class A(a)	1,316	192,281
Dropbox Inc., Class A(a)	9,528	235,818
New Relic Inc.(a)	2,036	214,065
Nutanix Inc., Class A(a)	6,592	180,225
Synopsys Inc.(a)	660	204,930
Teradata Corp.(a)(b)	3,588	144,740

		1,733,679

Technology Hardware, Storage & Peripherals — 3.4%
Pure Storage Inc., Class A(a)	7,204	190,834
Wiwynn Corp.	3,000	109,976

		300,810

Total Common Stocks — 99.8% (Cost: $8,696,087)		8,812,178

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	168,380	168,430

Total Short-Term Investments — 1.9% (Cost: $168,430)		168,430

Total Investments in Securities — 101.7% (Cost: $8,864,517)		8,980,608

Other Assets, Less Liabilities — (1.7)%		(148,634)

Net Assets — 100.0%		$8,831,974

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Cloud 5G and Tech ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$168,430	(a)	$—		$—	$—	$168,430	168,380	$24	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	10,000	—		(10,000	)(a)	—	—	—	—	—		—

						$—	$—	$168,430		$24		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,990,996	$2,821,182	$—	$8,812,178
Money Market Funds	168,430	—	—	168,430

	$6,159,426	$2,821,182	$—	$8,980,608

See notes to financial statements.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® Cybersecurity and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 9.6%
Accton Technology Corp	1,345,000	$12,988,202
ADTRAN Inc	109,217	2,098,058
Calix Inc.(a)	154,928	7,789,780
Juniper Networks Inc	741,300	25,812,066
Radware Ltd.(a)(b)	110,022	3,700,040

		52,388,146

IT Services — 9.0%
Akamai Technologies Inc.(a)(b)	209,505	23,998,798
My EG Services Bhd	10,940,100	2,551,355
Okta Inc.(a)(b)	106,042	20,984,651
Secunet Security Networks AG	3,585	1,276,491

		48,811,295

Professional Services — 9.7%
Booz Allen Hamilton Holding Corp.	261,804	20,088,221
CACI International Inc., Class A(a)	62,950	15,577,607
ManTech International Corp./VA, Class A	58,183	4,203,140
Science Applications International Corp.	156,651	12,850,082

		52,719,050

Software — 71.4%
A10 Networks Inc.	201,760	2,986,047
Absolute Software Corp.	98,901	797,495
Ahnlab Inc.(b)	16,844	1,087,349
Alarm.com Holdings Inc.(a)	122,694	9,149,291
Allot Ltd.(a)	87,043	835,613
BlackBerry Ltd.(a)	1,469,320	12,090,695
Check Point Software Technologies Ltd.(a)	208,776	25,263,984
Citrix Systems Inc	292,844	29,852,517
Clear Secure Inc., Class A(a)(b)	185,872	4,589,180
Cognyte Software Ltd.(a)	194,838	2,113,992
Crowdstrike Holdings Inc., Class A(a)	116,597	21,062,082
CyberArk Software Ltd.(a)(b)	105,988	14,536,254
Darktrace PLC(a)	830,697	4,602,118
Digital Arts Inc.	28,200	1,661,479
DocuSign Inc.(a)	159,878	20,107,856
Everbridge Inc.(a)	81,766	4,179,878
Fortinet Inc.(a)	76,342	22,691,896
Kape Technologies PLC(a)	298,996	1,492,770
KnowBe4 Inc., Class A(a)(b)	58,395	1,396,808
Mandiant Inc.(a)(b)	630,123	9,508,556
McAfee Corp., Class A	247,992	6,360,995
Micro Focus International PLC	967,488	5,952,109
Mimecast Ltd.(a)	167,125	13,321,534
Netcompany Group A/S(c)	121,302	8,911,360

Security	Shares	Value

Software (continued)
OneSpan Inc.(a)	89,299	$1,434,142
Palo Alto Networks Inc.(a)(b)	44,264	22,902,194
Ping Identity Holding Corp.(a)	189,870	3,757,527
Qualys Inc.(a)(b)	94,342	12,088,984
Rapid7 Inc.(a)(b)	147,017	14,162,148
SailPoint Technologies Holdings Inc.(a)(b)	243,698	9,428,676
SentinelOne Inc., Class A(a)(b)	99,675	4,460,456
TeamViewer AG(a)(c)	429,799	6,494,278
Telos Corp.(a)	143,464	1,677,094
Tenable Holdings Inc.(a)	279,051	14,343,221
Trend Micro Inc/Japan(a)	367,500	19,496,828
Varonis Systems Inc.(a)	252,387	9,403,940
VMware Inc., Class A	194,623	25,005,163
Zscaler Inc.(a)	73,172	18,813,253

		388,019,762

Total Common Stocks — 99.7% (Cost: $536,713,463)		541,938,253

Short-Term Investments

Money Market Funds — 8.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	46,805,116	46,819,158
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	950,000	950,000

		47,769,158

Total Short-Term Investments — 8.8% (Cost: $47,768,655)		47,769,158

Total Investments in Securities — 108.5% (Cost: $584,482,118)		589,707,411

Other Assets, Less Liabilities — (8.5)%		(46,256,095)

Net Assets — 100.0%		$543,451,316

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Cybersecurity and Tech ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$62,729,133	$—		$(15,900,402	)(a)	$(9,490)	$(83)	$46,819,158	46,805,116	$222,324	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	790,000	160,000	(a)	—		—	—	950,000	950,000	26		—

						$(9,490)	$(83)	$47,769,158		$222,350		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
E-Mini Technology Select Sector Index	8	03/18/22	$1,304	$(53,658)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$53,658

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$168,812

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(112,078)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$692,177

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Cybersecurity and Tech ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$475,423,914	$66,514,339	$—	$541,938,253
Money Market Funds	47,769,158	—	—	47,769,158

	$523,193,072	$66,514,339	$—	$589,707,411

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(53,658)	$—	$—	$(53,658)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) January 31, 2022	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.3%
IRESS Ltd.	2,335,065	$18,890,284
Megaport Ltd.(a)	1,478,706	14,224,813
Nanosonics Ltd.(a)	4,963,785	18,042,370
Netwealth Group Ltd.	1,837,130	19,897,096
NEXTDC Ltd.(a)	2,458,512	18,864,079
Technology One Ltd.	2,357,500	17,636,470
WiseTech Global Ltd.	558,313	18,183,892

		125,739,004

Canada — 1.9%pg8
Bausch Health Cos Inc.(a)	835,098	20,530,081
BlackBerry Ltd.(a)	2,290,381	18,847,017
Descartes Systems Group Inc. (The)(a)	261,067	18,993,412
Shopify Inc., Class A(a)	13,816	13,335,595

		71,706,105

China — 5.6%
3SBio Inc.(a)(b)	24,281,000	19,225,533
Alibaba Group Holding Ltd.(a)	1,367,300	21,430,461
Baidu Inc.(a)	1,148,950	22,759,413
China Datang Corp. Renewable Power Co. Ltd., Class H	51,994,000	21,098,026
China Longyuan Power Group Corp. Ltd., Class H	10,063,000	20,531,420
China Resources Power Holdings Co. Ltd.	6,878,000	16,749,871
Genscript Biotech Corp.(a)	4,036,000	12,856,338
I-Mab, ADR(a)	391,711	9,890,703
Innovent Biologics Inc.(a)(b)	2,509,500	10,627,244
JD.com Inc., Class A(a)	16,804	636,895
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	2,289,284	21,244,946
Tencent Holdings Ltd.	352,900	22,113,517
Wuxi Biologics Cayman Inc., New(a)(b)	1,616,500	16,201,798

		215,366,165

Denmark — 0.9%
Orsted A/S(b)	166,088	17,695,845
Vestas Wind Systems A/S	670,417	18,141,747

		35,837,592

Finland — 1.1%
Nokia OYJ(a)	3,613,839	21,551,576
Wartsila OYJ Abp	1,514,220	18,695,176

		40,246,752

France — 1.6%
Capgemini SE	93,421	21,002,569
Dassault Systemes SE	336,903	16,292,081
Sanofi	212,995	22,271,185

		59,565,835

Germany — 1.5%
Infineon Technologies AG	456,757	18,968,087
Merck KGaA	83,555	18,323,467
SAP SE	159,575	20,020,472

		57,312,026

India — 1.6%
Infosys Ltd.	905,567	21,305,909
Tata Consultancy Services Ltd.	427,103	21,507,123
Wipro Ltd.	2,513,364	19,405,359

		62,218,391

Israel — 0.5%
Nice Ltd.(a)	68,688	17,582,591

Security	Shares	Value

Japan — 7.1%
Chugai Pharmaceutical Co. Ltd.	623,600	$20,254,380
Denso Corp.	264,100	19,710,755
FANUC Corp.	97,200	19,221,136
Harmonic Drive Systems Inc.	506,200	20,021,573
Murata Manufacturing Co. Ltd.	272,000	20,449,849
Nabtesco Corp.	756,300	23,641,155
Nidec Corp.	177,200	15,705,200
Rakuten Group Inc.(a)	2,093,700	18,163,632
SoftBank Group Corp.	445,411	19,731,502
Taiyo Yuden Co. Ltd.	368,700	17,908,198
Takeda Pharmaceutical Co. Ltd.	782,304	22,673,661
TDK Corp.	522,100	18,855,579
Tokyo Electron Ltd.	38,100	18,635,966
Yaskawa Electric Corp.	408,000	17,083,108

		272,055,694

Netherlands — 3.4%
Adyen NV(a)(b)	7,415	15,088,765
ASM International NV	50,890	17,484,805
ASML Holding NV	26,484	17,937,467
NXP Semiconductors NV	95,912	19,704,161
QIAGEN NV(a)	369,705	18,275,347
STMicroelectronics NV	455,036	21,396,125
TomTom NV(a)(c)	2,245,430	21,458,308

		131,344,978

Singapore — 0.5%
Keppel DC REIT	11,947,900	18,966,016

South Korea — 1.0%
Samsung SDI Co. Ltd.	35,478	17,607,154
SK Hynix Inc.	210,746	21,813,845

		39,420,999

Spain — 0.5%
Siemens Gamesa Renewable Energy SA(a)	843,821	18,258,486

Sweden — 1.3%
Subsea 7 SA	2,951,177	22,187,748
Telefonaktiebolaget LM Ericsson, Class B	2,051,332	25,613,123

		47,800,871

Switzerland — 2.1%
ABB Ltd., Registered	576,179	19,977,150
CRISPR Therapeutics AG(a)	269,393	17,173,804
Novartis AG, Registered	255,487	22,199,135
Roche Holding AG, NVS	49,853	19,293,069

		78,643,158

Taiwan — 2.2%
Hon Hai Precision Industry Co. Ltd.	5,464,000	20,429,496
MediaTek Inc.	540,000	21,448,362
Taiwan Semiconductor Manufacturing Co. Ltd.	977,000	22,590,181
Win Semiconductors Corp.	1,648,000	20,415,902

		84,883,941

United Kingdom — 3.6%
Aptiv PLC(a)	121,458	16,588,734
AstraZeneca PLC	197,197	22,939,520
GlaxoSmithKline PLC	993,886	22,179,545
Ocado Group PLC(a)	981,192	19,992,350
Sage Group PLC (The)	1,920,973	18,771,700
Sensata Technologies Holding PLC(a)	350,413	20,099,690
Spirax-Sarco Engineering PLC	98,266	17,713,006

		138,284,545

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 59.6%
AbbVie Inc.	169,476	$23,199,570
Accenture PLC, Class A	55,340	19,567,117
Advanced Micro Devices Inc.(a)(c)	146,922	16,785,839
Agilent Technologies Inc.	132,819	18,504,343
Akamai Technologies Inc.(a)	187,327	21,458,308
Albemarle Corp.	79,287	17,501,812
Alnylam Pharmaceuticals Inc.(a)	119,626	16,460,538
Alphabet Inc., Class A(a)	6,996	18,931,666
Amazon.com Inc.(a)	6,004	17,960,786
Analog Devices Inc.	119,350	19,569,819
ANSYS Inc.(a)	52,209	17,751,582
Apple Inc.	114,940	20,089,213
Applied Materials Inc.	133,649	18,467,619
Arista Networks Inc.(a)	170,545	21,200,449
Aspen Technology Inc.(a)	142,854	21,450,957
Autodesk Inc.(a)	78,191	19,531,330
Beam Therapeutics Inc.(a)(c)	266,642	18,454,293
Biogen Inc.(a)	91,247	20,621,822
BioMarin Pharmaceutical Inc.(a)	233,491	20,694,307
Blackbaud Inc.(a)	265,332	18,079,722
BlackRock Inc.(d)	22,898	18,843,680
Block Inc.(a)(c)	107,852	13,189,221
Bristol-Myers Squibb Co.	375,631	24,374,696
Broadcom Inc.	38,240	22,404,051
Broadridge Financial Solutions Inc.	125,404	19,966,825
Cadence Design Systems Inc.(a)	116,593	17,738,459
CF Industries Holdings Inc.	354,503	24,414,622
Cisco Systems Inc.	369,081	20,546,739
Citrix Systems Inc.	260,412	26,546,399
Cogent Communications Holdings Inc.	268,282	17,065,418
Cognizant Technology Solutions Corp., Class A	255,081	21,789,019
Coinbase Global Inc., Class A(a)(c)	74,061	14,082,699
Coupa Software Inc.(a)(c)	121,986	16,379,060
Crowdstrike Holdings Inc., Class A(a)	100,259	18,110,786
Denali Therapeutics Inc.(a)(c)	444,903	15,224,581
DISH Network Corp., Class A(a)(c)	658,526	20,677,716
Dropbox Inc., Class A(a)	870,723	21,550,394
DuPont de Nemours Inc.	272,309	20,858,869
Edwards Lifesciences Corp.(a)	176,051	19,224,769
Eli Lilly & Co.	86,326	21,183,537
Enphase Energy Inc.(a)(c)	91,395	12,838,256
Envestnet Inc.(a)(c)	230,046	17,009,601
Exelixis Inc.(a)(c)	1,256,709	22,746,433
F5 Inc.(a)(c)	91,281	18,951,761
Fastly Inc., Class A(a)(c)	483,626	13,860,721
First Solar Inc.(a)	205,970	16,143,929
Fortinet Inc.(a)	65,669	19,519,454
Gilead Sciences Inc.	289,398	19,875,855
Guardant Health Inc.(a)(c)	211,416	14,703,983
Guidewire Software Inc.(a)(c)	175,330	17,680,277
Hewlett Packard Enterprise Co.	1,358,787	22,188,992
Hubbell Inc.	107,492	20,132,177
Illumina Inc.(a)	54,781	19,108,708
Incyte Corp.(a)	312,363	23,217,942
Intel Corp.	399,672	19,511,987
Intellia Therapeutics Inc.(a)	176,720	16,712,410
International Business Machines Corp.	173,273	23,144,075
Intuit Inc.	29,963	16,636,356
Intuitive Surgical Inc.(a)	64,892	18,441,009
Ionis Pharmaceuticals Inc.(a)(c)	663,909	21,112,306

Security	Shares	Value

United States (continued)
Jazz Pharmaceuticals PLC(a)(c)	170,531	$23,688,461
Johnson & Johnson	122,835	21,163,242
Juniper Networks Inc.	637,750	22,206,455
KLA Corp.	50,250	19,560,817
Lam Research Corp.	30,063	17,734,765
Livent Corp.(a)	740,946	17,049,167
Lumen Technologies Inc.	1,771,929	21,901,042
Mandiant Inc.(a)	1,267,547	19,127,284
Manhattan Associates Inc.(a)	137,455	18,401,101
Marqeta Inc., Class A(a)(c)	1,108,877	13,084,749
MercadoLibre Inc.(a)(c)	17,284	19,566,525
Merck & Co. Inc.	298,348	24,309,395
Meta Platforms Inc, Class A(a)	65,310	20,459,011
Microchip Technology Inc.	250,916	19,440,972
Micron Technology Inc.	251,018	20,651,251
Microsoft Corp.	63,198	19,653,314
Moderna Inc.(a)	72,396	12,258,815
MongoDB Inc.(a)	39,813	16,128,644
Myriad Genetics Inc.(a)(c)	790,929	20,793,523
NortonLifeLock Inc.	874,460	22,744,705
NVIDIA Corp.	66,387	16,255,521
Okta Inc.(a)(c)	87,113	17,238,792
Oracle Corp.	235,328	19,099,220
Palantir Technologies Inc., Class A(a)	1,038,846	14,242,579
Palo Alto Networks Inc.(a)(c)	39,857	20,622,012
Paylocity Holding Corp.(a)	84,154	17,165,733
PayPal Holdings Inc.(a)	107,076	18,410,647
Pegasystems Inc.	179,358	17,795,901
PTC Inc.(a)(c)	177,541	20,640,917
Qorvo Inc.(a)	125,055	17,167,550
QUALCOMM Inc.	117,106	20,582,551
Regeneron Pharmaceuticals Inc.(a)	32,259	19,632,505
RingCentral Inc., Class A(a)	97,829	17,265,840
Rocket Companies Inc., Class A	1,282,857	16,215,312
Sabre Corp.(a)	2,298,063	21,027,276
salesforce.com Inc.(a)	80,963	18,834,423
Seagen Inc.(a)	141,726	19,063,564
SEI Investments Co.	342,495	20,073,632
ServiceNow Inc.(a)	32,151	18,833,413
Shoals Technologies Group Inc., Class A(a)(c)	741,032	12,493,800
Skyworks Solutions Inc.	128,124	18,772,728
Snowflake Inc., Class A(a)	56,557	15,604,076
SoFi Technologies Inc.(a)(c)	1,223,464	15,268,831
SolarEdge Technologies Inc.(a)	62,068	14,785,839
Splunk Inc.(a)	177,818	22,035,207
SS&C Technologies Holdings Inc.	276,904	22,116,322
Synaptics Inc.(a)	73,189	15,395,306
Synopsys Inc.(a)	58,406	18,135,063
TE Connectivity Ltd.	141,554	20,243,638
Teladoc Health Inc.(a)(c)	207,504	15,917,632
Tesla Inc.(a)	19,784	18,532,068
Texas Instruments Inc.	110,513	19,835,978
Thermo Fisher Scientific Inc.	32,891	19,119,538
Twilio Inc., Class A(a)	77,139	15,899,891
Tyler Technologies Inc.(a)(c)	39,702	18,810,808
Veoneer Inc.(a)(c)	596,421	20,999,983
VMware Inc., Class A	184,434	23,696,080
Xilinx Inc.	94,370	18,265,314
Zendesk Inc.(a)(c)	204,652	20,160,269

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Exponential Technologies ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Zscaler Inc.(a)	68,307	$17,562,413

		2,277,730,274

Total Common Stocks — 99.3% (Cost: $3,391,623,988)		3,792,963,423

Preferred Stocks

Chile — 0.5%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	366,159	19,609,242

Total Preferred Stocks — 0.5% (Cost: $20,894,108)		19,609,242

Short-Term Investments

Money Market Funds — 3.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	126,349,124	126,387,029
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	4,530,000	4,530,000

		130,917,029

Total Short-Term Investments — 3.4% (Cost: $130,909,279)		130,917,029

Total Investments in Securities — 103.2% (Cost: $3,543,427,375)		3,943,489,694

Other Assets, Less Liabilities — (3.2)%		(121,117,970)

Net Assets — 100.0%		$3,822,371,724

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$29,091,609	$97,303,544	(a)	$—		$(3,179)	$(4,945)	$126,387,029	126,349,124	$61,035	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	12,950,000	—		(8,420,000	)(a)	—	—	4,530,000	4,530,000	147		—
BlackRock Inc	21,333,249	1,641,426		(3,182,834)		71,887	(1,020,048)	18,843,680	22,898	212,034		—

						$68,708	$(1,024,993)	$149,760,709		$273,216		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Exponential Technologies ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	21	03/18/22	$987	$(6,956)
MSCI Emerging Markets Index	33	03/18/22	2,021	7,006
S&P 500 E-Mini Index	19	03/18/22	4,279	(193,973)

				$(193,923)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$7,006

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$200,929

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,517,781

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(249,987)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,438,463

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Exponential Technologies ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,454,138,417	$1,338,825,006	$—	$3,792,963,423
Preferred Stocks	—	19,609,242	—	19,609,242
Money Market Funds	130,917,029	—	—	130,917,029

	$2,585,055,446	$1,358,434,248	$—	$3,943,489,694

Derivative financial instruments(a)
Assets
Futures Contracts	$7,006	$—	$—	$7,006
Liabilities
Futures Contracts	(193,973)	(6,956)	—	(200,929)

	$(186,967)	$(6,956)	$—	$(193,923)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® Genomics Immunology and Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 3.1%
BeiGene Ltd.(a)(b)	450,600	$8,159,059

Denmark — 4.4%
Genmab A/S(a)	33,086	11,266,759

France — 6.5%
Sanofi	130,356	13,630,285
Valneva SE(a)(b)	187,724	3,244,892

		16,875,177

Germany — 6.6%
BioNTech SE, ADR(a)	35,784	6,157,711
Evotec SE(a)	272,214	11,015,056

		17,172,767

Japan — 10.2%
Ono Pharmaceutical Co. Ltd.	539,600	13,086,218
Takeda Pharmaceutical Co. Ltd.	454,400	13,169,959

		26,256,177

Netherlands — 1.0%
CureVac NV(a)(b)	130,782	2,525,400

Switzerland — 4.7%
Roche Holding AG, NVS	31,240	12,089,854

Taiwan — 1.7%
Adimmune Corp.	739,000	1,052,146
Medigen Vaccine Biologics Corp.(a)	369,000	3,363,109

		4,415,255

United Kingdom — 0.4%
Adaptimmune Therapeutics PLC, ADR(a)	331,428	967,770

United States — 61.2%
Agenus Inc.(a)	541,588	1,494,783
Alaunos Therapeutics Inc.(a)	475,132	513,143
Aligos Therapeutics Inc.(a)	62,906	200,671
Allogene Therapeutics Inc.(a)	160,886	1,842,145
Altimmune Inc.(a)(b)	80,940	653,186
Arcturus Therapeutics Holdings Inc.(a)	54,670	1,428,527
Arcus Biosciences Inc.(a)	101,246	3,118,377
Beam Therapeutics Inc.(a)(b)	129,788	8,982,627
Bluebird Bio Inc.(a)	164,152	1,295,159
Blueprint Medicines Corp.(a)	130,640	10,072,344
Coherus Biosciences Inc.(a)	173,382	2,143,002
Cue Biopharma Inc.(a)	73,982	546,727
CytomX Therapeutics Inc.(a)(b)	150,946	694,352
Editas Medicine Inc.(a)	164,436	3,130,861
Exelixis Inc.(a)	744,790	13,480,699
Fate Therapeutics Inc.(a)(b)	216,550	8,988,990
FibroGen Inc.(a)	204,622	3,087,746

Security	Shares	Value

United States (continued)
Gilead Sciences Inc.	176,932	$12,151,690
Gossamer Bio Inc.(a)	133,338	1,278,711
Humanigen Inc.(a)(b)	146,402	377,717
Inovio Pharmaceuticals Inc.(a)(b)	498,988	2,065,810
Intellia Therapeutics Inc.(a)	121,836	11,522,030
Invitae Corp.(a)(b)	538,748	6,055,527
Iovance Biotherapeutics Inc.(a)	329,014	5,478,083
Ligand Pharmaceuticals Inc.(a)	38,340	4,778,314
Maravai LifeSciences Holdings Inc., Class A(a)	263,978	7,634,244
Moderna Inc.(a)	40,186	6,804,695
NGM Biopharmaceuticals Inc.(a)	61,628	974,339
Novavax Inc.(a)(b)	76,680	7,184,916
Personalis Inc.(a)	86,620	986,602
Precision BioSciences Inc.(a)(b)	121,410	579,126
RAPT Therapeutics Inc.(a)	57,368	1,240,296
Regeneron Pharmaceuticals Inc.(a)	19,454	11,839,510
Sangamo Therapeutics Inc.(a)	291,100	1,755,333
Twist Bioscience Corp.(a)	107,778	6,404,169
Vaxart Inc.(a)	300,472	1,487,336
Vir Biotechnology Inc.(a)(b)	169,832	5,830,333

		158,102,120

Total Common Stocks — 99.8% (Cost: $312,093,839)		257,830,338

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	10,268,661	10,271,741
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	220,000	220,000

		10,491,741

Total Short-Term Investments — 4.1% (Cost: $10,491,377)		10,491,741

Total Investments in Securities — 103.9% (Cost: $322,585,216)		268,322,079

Other Assets, Less Liabilities — (3.9)%		(10,092,720)

Net Assets — 100.0%		$258,229,359

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Genomics Immunology and Healthcare ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:)

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$14,270,396	$—		$(3,997,378	)(a)	$(954)	$(323)	$10,271,741	10,268,661	$53,525	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	200,000	20,000	(a)	—		—	—	220,000	220,000	11		—

						$(954)	$(323)	$10,491,741		$53,536		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Health Care Sector Index	3	03/18/22	$397	$(12,787)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$12,787

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$20,915

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(20,197)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$401,117

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Genomics Immunology and Healthcare ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$172,168,256	$85,662,082	$—	$257,830,338
Money Market Funds	10,491,741	—	—	10,491,741

	$182,659,997	$85,662,082	$—	$268,322,079

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(12,787)	$—	$—	$(12,787)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) January 31, 2022	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.6%
Megaport Ltd.(a)	244,743	$2,354,372

Canada — 1.2%
ATS Automation Tooling Systems Inc.(a)	107,835	4,402,815

China — 13.5%
Alibaba Group Holding Ltd.(a)	224,400	3,517,147
Baidu Inc.(a)	195,100	3,864,713
DouYu International Holdings Ltd., ADR(a)	1,513,656	3,178,678
Hello Group Inc., ADR	376,343	3,661,817
HUYA Inc., ADR(a)	534,371	3,537,536
iQIYI Inc., ADR(a)(b)	729,512	2,976,409
JD.com Inc., Class A(a)	2,433	92,214
JOYY Inc., ADR	83,724	4,233,085
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	103,836	877,414
Kuaishou Technology(a)(c)	356,400	4,073,921
Shanghai MicroPort MedBot Group Co. Ltd.(a)(b)	539,000	3,312,684
Tencent Holdings Ltd.	49,300	3,089,250
Tencent Music Entertainment Group, ADR(a)	567,935	3,509,838
Weibo Corp., ADR(a)	73,857	2,559,145
Xiaomi Corp., Class B(a)(c)	1,550,000	3,288,121
ZTE Corp., Class H	1,435,800	3,879,876

		49,651,848

France — 3.0%
Atos SE	31,595	1,132,584
Dassault Systemes SE	60,031	2,903,001
Somfy SA, NVS	14,722	2,710,562
Vivendi SE	335,328	4,394,597

		11,140,744

Germany — 1.8%
Duerr AG	82,589	3,655,004
Nemetschek SE	30,022	2,774,998

		6,430,002

Israel — 2.6%
Maytronics Ltd.	134,328	2,878,672
Nano Dimension Ltd., ADR(a)	860,150	3,156,750
Stratasys Ltd.(a)(b)	146,490	3,492,322

		9,527,744

Japan — 10.7%
FANUC Corp.	18,500	3,658,344
Harmonic Drive Systems Inc.	67,200	2,657,941
Hitachi Ltd.	59,400	3,087,375
Kawasaki Heavy Industries Ltd.	213,700	4,141,195
Kyocera Corp.	63,800	3,934,629
MinebeaMitsumi Inc.	133,900	3,276,611
Nidec Corp.	32,600	2,889,331
Oracle Corp. Japan	40,000	2,991,622
Ricoh Co. Ltd.	386,200	3,261,232
Sharp Corp./Japan	325,000	3,612,736
Sony Group Corp.	27,000	3,020,448
Yaskawa Electric Corp.	72,400	3,031,414

		39,562,878

Netherlands — 2.2%
Stellantis NV	195,256	3,770,172
STMicroelectronics NV	73,498	3,455,930
Yandex NV, Class A(a)	21,031	1,010,750

		8,236,852

Security	Shares	Value

South Korea — 3.5%
AfreecaTV Co. Ltd.	20,856	$2,736,016
LG Electronics Inc.	33,962	3,689,716
Samsung Electronics Co. Ltd.	59,876	3,724,232
Samsung SDS Co. Ltd.	21,821	2,590,258

		12,740,222

Sweden — 1.6%
Spotify Technology SA(a)(b)	16,702	3,277,935
Surgical Science Sweden AB(a)	118,023	2,531,319

		5,809,254

Taiwan — 7.8%
Alchip Technologies Ltd.	95,000	3,295,805
Faraday Technology Corp.	493,000	3,706,195
Global Unichip Corp.	161,000	2,826,944
Hiwin Technologies Corp.	367,000	3,553,395
Holtek Semiconductor Inc.	870,000	3,241,373
HTC Corp.(a)	1,119,000	2,648,662
Nuvoton Technology Corp.	609,000	3,245,383
RDC Semiconductor Co. Ltd.(a)	210,000	3,626,289
Via Technologies Inc.	1,050,000	2,629,404

		28,773,450

United Kingdom — 1.6%
AVEVA Group PLC	92,839	3,684,020
Clarivate PLC(a)(b)	137,600	2,264,896

		5,948,916

United States — 49.7%
3D Systems Corp.(a)(b)	165,590	2,964,061
Adobe Inc.(a)(b)	6,019	3,215,952
Advanced Micro Devices Inc.(a)	23,920	2,732,860
Alphabet Inc., Class A(a)	1,292	3,496,242
Altair Engineering Inc., Class A(a)	57,575	3,622,619
Alteryx Inc., Class A(a)	55,015	3,139,706
Altra Industrial Motion Corp.	70,553	3,406,299
Amazon.com Inc.(a)	1,051	3,144,035
Ambarella Inc.(a)	17,594	2,465,799
AMETEK Inc.	22,082	3,020,155
Analog Devices Inc.	17,448	2,860,949
ANSYS Inc.(a)	9,747	3,314,078
Apple Inc.	17,716	3,096,403
Autodesk Inc.(a)(b)	14,942	3,732,362
Bentley Systems Inc., Class B	82,088	3,297,475
Bumble Inc., Class A(a)	113,600	3,352,336
CEVA Inc.(a)	84,898	3,198,108
Cognex Corp.	46,161	3,067,860
Concentrix Corp.	19,201	3,859,209
Desktop Metal Inc., Class A(a)	643,141	2,630,447
Domo Inc., Class B(a)	70,719	3,320,964
Dropbox Inc., Class A(a)	158,463	3,921,959
Elastic NV(a)	30,275	2,823,144
FARO Technologies Inc.(a)(b)	52,254	2,837,915
Freshworks Inc.(a)	127,395	2,770,841
fuboTV Inc.(a)(b)	71,574	768,705
GoDaddy Inc., Class A(a)	56,186	4,253,842
HubSpot Inc.(a)(b)	5,172	2,528,074
Informatica Inc.(a)(b)	108,307	3,023,931
Intel Corp.	69,906	3,412,811
International Business Machines Corp.	31,360	4,188,755
Intuitive Surgical Inc.(a)	11,296	3,210,097
iRobot Corp.(a)(b)	50,200	3,289,104
Lattice Semiconductor Corp.(a)	51,878	2,864,703

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Robotics and Artificial Intelligence Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Lumen Technologies Inc.	284,374	$3,514,863
Matterport Inc, Class A(a)(b)	136,603	1,329,147
Meta Platforms Inc, Class A(a)	12,613	3,951,148
Microchip Technology Inc.	39,607	3,068,750
Microsoft Corp.	10,759	3,345,834
MicroStrategy Inc., Class A(a)(b)	5,647	2,078,152
Netflix Inc.(a)	6,002	2,563,694
NVIDIA Corp.	11,664	2,856,047
Pegasystems Inc.	25,382	2,518,402
Pinterest Inc., Class A(a)	45,021	1,330,821
Proto Labs Inc.(a)	73,371	3,681,757
PTC Inc.(a)	27,071	3,147,274
QUALCOMM Inc.	18,559	3,261,930
salesforce.com Inc.(a)	15,211	3,538,535
Silicon Laboratories Inc.(a)	17,358	2,867,368
Snap Inc., Class A, NVS(a)	75,553	2,458,495
Snowflake Inc., Class A(a)	10,924	3,013,932
Splunk Inc.(a)(b)	26,083	3,232,205
Sumo Logic Inc.(a)	110,917	1,321,021
Teradata Corp.(a)(b)	86,290	3,480,939
Texas Instruments Inc.	16,266	2,919,584
Twitter Inc.(a)	87,800	3,293,378
Velo3D Inc.(a)(b)	405,488	2,615,398
Vicarious Surgical Inc., Class A, NVS(a)(b)	328,654	2,113,245
Vimeo Inc.(a)	199,568	2,923,671
Walt Disney Co. (The)(a)	19,500	2,787,915
Xilinx Inc.	16,205	3,136,478

		183,181,783

Total Common Stocks — 99.8% (Cost: $361,080,248)		367,760,880

Security	Shares	Value

Short-Term Investments

Money Market Funds — 6.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	22,920,862	$22,927,738
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	400,000	400,000

		23,327,738

Total Short-Term Investments — 6.3% (Cost: $23,327,738)		23,327,738

Total Investments in Securities — 106.1% (Cost: $384,407,986)		391,088,618

Other Assets, Less Liabilities — (6.1)%		(22,445,597)

Net Assets — 100.0%		$368,643,021

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$29,642,364	$—	$(6,710,810	)(a)	$483	$(4,299)	$22,927,738	22,920,862	$172,204	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	790,000	—	(390,000	)(a)	—	—	400,000	400,000	12		—

					$483	$(4,299)	$23,327,738		$172,216		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Robotics and Artificial Intelligence Multisector ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	4	03/18/22	$652	$4,912

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$4,912

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$88,417

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(53,270)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,008,410

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$225,321,173	$142,439,707	$—	$367,760,880
Money Market Funds	23,327,738	—	—	23,327,738

	$248,648,911	$142,439,707	$—	$391,088,618

Derivative financial instruments(a)
Assets
Futures Contracts	$4,912	$—	$—	$4,912

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.3%
Allkem Ltd.(a)	175,820	$1,144,879
Novonix Ltd.(a)	86,600	467,025

		1,611,904

Austria — 0.2%
ams-OSRAM AG(a)	76,214	1,281,413

Belgium — 0.8%
Solvay SA	21,160	2,549,551
Umicore SA	57,152	2,163,526

		4,713,077

Canada — 1.3%
ElectraMeccanica Vehicles Corp.(a)(b)	20,423	40,642
Linamar Corp.	14,838	822,355
Lion Electric Co. (The)(a)(b)	12,309	107,950
Magna International Inc.	84,823	6,833,752
Martinrea International Inc.	28,701	236,625

		8,041,324

China — 4.7%
BOE Varitronix Ltd.	137,000	156,145
BYD Co. Ltd., Class H	257,500	7,616,092
Ganfeng Lithium Co. Ltd., Class H(c)	87,200	1,385,636
Li Auto Inc.(a)	362,300	4,445,792
NIO Inc., ADR(a)(b)	407,162	9,979,540
XPeng Inc.(a)	327,400	5,710,300

		29,293,505

France — 0.6%
Cie. Plastic Omnium SA	18,295	425,529
Faurecia SE	38,511	1,707,118
Valeo	61,328	1,716,485

		3,849,132

Germany — 8.4%
Bayerische Motoren Werke AG	97,088	10,276,076
Continental AG(a)	31,345	3,038,901
Daimler AG, Registered	263,804	21,049,904
Hella GmbH & Co. KGaA	13,789	966,603
Infineon Technologies AG	383,168	15,912,102
Vitesco Technologies Group AG(a)	7,668	379,609

		51,623,195

Japan — 10.7%
Aisin Corp.	39,800	1,445,256
Alps Alpine Co. Ltd.	47,400	516,967
Denso Corp.	117,000	8,732,141
Exedy Corp.	11,000	161,470
FCC Co. Ltd.	12,300	158,169
GS Yuasa Corp.	17,200	367,974
Honda Motor Co. Ltd.	425,100	12,520,373
Koito Manufacturing Co. Ltd.	29,100	1,461,125
Musashi Seimitsu Industry Co. Ltd.	16,500	248,552
Nissan Motor Co. Ltd.(a)	633,600	3,353,383
Nissha Co. Ltd.	9,900	126,041
Renesas Electronics Corp.(a)	322,200	3,697,828
Subaru Corp.	167,200	3,043,265
Tokai Rika Co. Ltd.	17,800	231,889
Toyoda Gosei Co. Ltd.	18,900	397,223
Toyota Boshoku Corp.	24,800	439,591
Toyota Motor Corp.	1,442,800	28,514,303
TS Tech Co. Ltd.	27,700	364,988

Security	Shares	Value

Japan (continued)
Yokowo Co. Ltd	4,600	$105,670

		65,886,208

Netherlands — 4.8%
NXP Semiconductors NV	79,471	16,326,522
Sono Group NV(a)	6,807	38,664
STMicroelectronics NV	193,542	9,100,486
Yandex NV, Class A(a)	89,510	4,301,851

		29,767,523

South Korea — 7.6%
Hanon Systems	53,885	483,525
Hyundai Mobis Co. Ltd.	18,334	3,599,008
Hyundai Wia Corp.	5,189	297,196
Iljin Materials Co. Ltd	6,505	525,734
KCC Corp.	1,287	416,929
LG Chem Ltd.	13,868	7,434,084
Samsung Electronics Co. Ltd.	413,526	25,720,936
Samsung SDI Co. Ltd.	15,212	7,549,468
Sebang Global Battery Co. Ltd.	1,741	90,894
SL Corp.	4,782	107,415
SNT Motiv Co. Ltd.	3,529	129,890
SOLUM Co. Ltd.(a)	9,388	181,705

		46,536,784

Spain — 0.1%
Cie. Automotive SA	19,507	566,622

Sweden — 2.9%
Hexagon AB, Class B	605,475	8,166,688
Smart Eye AB(a)	7,913	129,302
Volvo AB, Class B	431,074	9,727,796

		18,023,786

Switzerland — 2.9%
ABB Ltd., Registered	517,007	17,925,552
Autoneum Holding AG(a)	1,150	208,902

		18,134,454
Taiwan — 1.3%
Delta Electronics Inc.	541,000	5,337,205
Himax Technologies Inc., ADR	57,117	620,862
Innolux Corp.	2,807,000	1,763,109
International CSRC Investment Holdings Co.	299,430	269,963
Via Technologies Inc.	49,000	122,705

		8,113,844

United Kingdom — 2.3%
Aptiv PLC(a)	80,097	10,939,648
Sensata Technologies Holding PLC(a)	46,317	2,656,743
TI Fluid Systems PLC(c)	115,226	370,999

		13,967,390

United States — 47.9%
Adient PLC(a)	27,523	1,155,140
Albemarle Corp.	34,716	7,663,210
Alphabet Inc., Class A(a)	9,312	25,198,924
Altra Industrial Motion Corp.	17,768	857,839
Ambarella Inc.(a)	10,527	1,475,359
Apple Inc.	163,414	28,561,499
Autoliv Inc.	26,461	2,620,697
BorgWarner Inc.	70,509	3,091,820
Canoo Inc.(a)(b)	29,208	178,753
Cooper-Standard Holdings Inc.(a)	4,551	93,705
CTS Corp.	8,336	279,673

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Self-Driving EV and Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Dana Inc	44,337	$960,339
Diodes Inc.(a)	12,861	1,193,372
Eaton Corp. PLC	118,867	18,832,099
Faraday Future Intelligent Electric Inc.(a)(b)	32,238	137,979
Fisker Inc, Class A(a)(b)	47,537	561,412
Ford Motor Co.	1,168,487	23,720,286
Garmin Ltd.	45,172	5,620,300
General Motors Co.(a)	412,051	21,727,449
Gentex Corp	71,672	2,250,501
Gentherm Inc.(a)	10,514	918,818
Holley Inc.(a)	15,456	182,999
II-VI Inc.(a)(b)	31,203	1,978,270
indie Semiconductor Inc., Class A(a)	14,098	111,515
Intel Corp.	535,819	26,158,684
Lear Corp.	17,881	2,991,849
Lordstown Motors Corp., Class A(a)(b)	36,457	109,371
Lucid Group Inc.(a)(b)	154,454	4,539,403
Luminar Technologies Inc, Class A(a)(b)	64,179	939,581
Methode Electronics Inc	10,541	464,120
Microvast Holdings Inc.(a)(b)	36,250	200,825
NVIDIA Corp.	85,706	20,985,971
ON Semiconductor Corp.(a)	126,472	7,461,848
QUALCOMM Inc.	149,445	26,266,453
Rivian Automotive Inc., Class A(a)	138,507	9,105,450
Romeo Power Inc.(a)	28,879	68,154
Standard Motor Products Inc.	7,157	342,606
Stoneridge Inc.(a)	6,642	125,335
Synaptics Inc.(a)	11,611	2,442,374
Tenneco Inc., Class A(a)	23,963	251,612
Tesla Inc.(a)	25,976	24,332,239
Universal Display Corp	12,669	1,944,818
Veoneer Inc.(a)	33,919	1,194,288
Visteon Corp.(a)(b)	8,810	894,303
Xilinx Inc.	73,634	14,251,861

		294,443,103

Total Common Stocks — 96.8% (Cost: $561,626,831)		595,853,264

Security	Shares	Value

Preferred Stocks

Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	34,608	$1,853,393

Germany — 2.6%
Porsche Automobil Holding SE, Preference Shares, NVS	45,822	4,291,181
Volkswagen AG, Preference Shares, NVS	55,057	11,466,842

		15,758,023

Total Preferred Stocks — 2.9% (Cost: $16,618,960)		17,611,416

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	14,037,747	14,041,959
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	650,000	650,000

		14,691,959

Total Short-Term Investments — 2.4% (Cost: $14,691,959)		14,691,959

Total Investments in Securities — 102.1% (Cost: $592,937,750)		628,156,639

Other Assets, Less Liabilities — (2.1)%		(12,981,151)

Net Assets — 100.0%		$615,175,488

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$216,037	$13,826,402	(a)	$—	$(480)	$—	$14,041,959	14,037,747	$82,292	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	220,000	430,000	(a)	—	—	—	650,000	650,000	23		—

					$(480)	$—	$14,691,959		$82,315		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Self-Driving EV and Tech ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	17	03/18/22	$799	$(4,184)
S&P 500 E-Mini Index	2	03/18/22	450	(18,732)

				$(22,916)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$22,916

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$32,551

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(35,745)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,057,898

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$347,348,257	$248,505,007	$—	$595,853,264
Preferred Stocks	—	17,611,416	—	17,611,416
Money Market Funds	14,691,959	—	—	14,691,959

	$362,040,216	$266,116,423	$—	$628,156,639

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(18,732)	$(4,184)	$—	$(22,916)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) January 31, 2022	iShares® U.S. Tech Breakthrough Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Banks — 0.0%
Meta Financial Group Inc.	787	$46,795

Biotechnology — 8.6%
Agenus Inc.(a)	29,142	80,432
Allogene Therapeutics Inc.(a)	8,657	99,123
Arcturus Therapeutics Holdings Inc.(a)	2,937	76,744
Arcus Biosciences Inc.(a)(b)	5,450	167,860
Beam Therapeutics Inc.(a)	6,969	482,325
Bluebird Bio Inc.(a)	8,814	69,542
Blueprint Medicines Corp.(a)	7,475	576,323
Coherus Biosciences Inc.(a)	9,328	115,294
Editas Medicine Inc.(a)	8,834	168,199
Exelixis Inc.(a)	40,000	724,000
Fate Therapeutics Inc.(a)	11,626	482,595
FibroGen Inc.(a)	11,009	166,126
Gilead Sciences Inc.	162,353	11,150,404
Gossamer Bio Inc.(a)	7,174	68,799
Inovio Pharmaceuticals Inc.(a)(b)	26,846	111,142
Intellia Therapeutics Inc.(a)	8,672	820,111
Invitae Corp.(a)	28,934	325,218
Iovance Biotherapeutics Inc.(a)	17,667	294,156
Ligand Pharmaceuticals Inc.(a)	2,060	256,738
Moderna Inc.(a)	45,305	7,671,496
Novavax Inc.(a)	9,719	910,670
RAPT Therapeutics Inc.(a)	3,089	66,784
Regeneron Pharmaceuticals Inc.(a)	13,298	8,093,030
Sangamo Therapeutics Inc.(a)	15,667	94,472
Twist Bioscience Corp.(a)	5,789	343,982
Vaxart Inc.(a)	16,139	79,888
Vir Biotechnology Inc.(a)	9,116	312,952

		33,808,405

Capital Markets — 0.4%
Blucora Inc.(a)	1,294	20,988
Coinbase Global Inc., Class A(a)	4,146	788,362
Donnelley Financial Solutions Inc.(a)	906	33,721
MarketAxess Holdings Inc.	1,033	355,848
Open Lending Corp., Class A(a)	2,826	53,666
Tradeweb Markets Inc., Class A	2,896	245,494
Virtu Financial Inc., Class A	3,029	93,687

		1,591,766

Communications Equipment — 0.5%
ADTRAN Inc.	5,853	112,436
Calix Inc.(a)	6,808	342,306
Juniper Networks Inc.	39,242	1,366,407

		1,821,149

Consumer Finance — 0.2%
Enova International Inc.(a)	976	39,313
Green Dot Corp., Class A(a)	1,254	39,765
OneMain Holdings Inc.	3,461	178,795
Regional Management Corp.	258	13,096
SoFi Technologies Inc.(a)(b)	15,398	192,167
Upstart Holdings Inc.(a)	1,724	187,933
World Acceptance Corp.(a)	161	30,426

		681,495

Diversified Telecommunication Services — 0.1%
Lumen Technologies Inc.	47,184	583,194

Security	Shares	Value

Electrical Equipment — 0.4%
AMETEK Inc.	10,677	$1,460,293

Electronic Equipment, Instruments & Components — 0.1%
Cognex Corp.	7,935	527,360
FARO Technologies Inc.(a)	838	45,512

		572,872

Entertainment — 5.2%
Netflix Inc.(a)	20,236	8,643,605
Walt Disney Co. (The)(a)	84,202	12,038,360

		20,681,965

Equity Real Estate Investment Trusts (REITs) — 2.3%
CyrusOne Inc.	9,439	848,094
Digital Realty Trust Inc.	21,192	3,162,482
Equinix Inc.	6,710	4,864,079

		8,874,655

Health Care Equipment & Supplies — 1.2%
Intuitive Surgical Inc.(a)	16,468	4,679,876
Vicarious Surgical Inc., Class A, NVS(a)(b)	2,370	15,239

		4,695,115

Household Durables — 0.0%
iRobot Corp.(a)	1,224	80,197

Interactive Media & Services — 9.6%
Alphabet Inc., Class A(a)	6,021	16,293,247
Bumble Inc., Class A(a)	3,832	113,082
fuboTV Inc.(a)(b)	5,617	60,327
Meta Platforms Inc, Class A(a)	55,719	17,454,534
Pinterest Inc., Class A(a)	25,469	752,864
Snap Inc., Class A, NVS(a)	49,968	1,625,959
Twitter Inc.(a)	36,096	1,353,961
Vimeo Inc.(a)	10,730	157,194

		37,811,168

Internet & Direct Marketing Retail — 6.2%
Amazon.com Inc.(a)	5,044	15,088,975
ContextLogic Inc., Class A(a)	31,291	82,921
Coupang Inc.(a)(b)	53,741	1,118,888
eBay Inc.	44,870	2,695,341
Etsy Inc.(a)	9,423	1,480,165
MercadoLibre Inc.(a)(b)	3,338	3,778,816
Poshmark Inc., Class A(a)	2,994	47,335

		24,292,441

IT Services — 15.5%
Affirm Holdings Inc.(a)	5,136	329,064
Akamai Technologies Inc.(a)(b)	19,540	2,238,307
Alliance Data Systems Corp.	1,379	95,206
Block Inc.(a)	10,942	1,338,097
Broadridge Financial Solutions Inc.	3,228	513,962
Cantaloupe Inc.(a)	1,855	15,582
Concentrix Corp.	3,214	645,982
Euronet Worldwide Inc.(a)	1,407	188,383
Evo Payments Inc., Class A(a)	1,304	31,452
Fastly Inc., Class A(a)(b)	7,952	227,904
Fidelity National Information Services Inc.	16,838	2,019,213
Fiserv Inc.(a)(b)	16,704	1,765,613
FleetCor Technologies Inc.(a)	2,208	526,078
Flywire Corp.(a)	1,505	42,426
Global Payments Inc.	8,007	1,200,089
GoDaddy Inc., Class A(a)	12,362	935,927
International Business Machines Corp.	66,967	8,944,782

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® U.S. Tech Breakthrough Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Jack Henry & Associates Inc.	2,049	$343,843
Marqeta Inc., Class A(a)	5,865	69,207
Mastercard Inc., Class A	24,184	9,344,214
MongoDB Inc.(a)	4,622	1,872,418
Okta Inc.(a)	17,470	3,457,138
Paya Holdings Inc., Class A(a)(b)	2,345	15,360
Payoneer Global Inc.(a)	5,959	31,106
PayPal Holdings Inc.(a)	32,685	5,619,859
Repay Holdings Corp.(a)(b)	2,127	38,052
Shift4 Payments Inc., Class A(a)(b)	1,405	74,072
Snowflake Inc., Class A(a)	20,576	5,676,918
Switch Inc., Class A	9,650	247,330
Toast Inc.(a)(b)	1,526	34,915
Twilio Inc., Class A(a)	12,414	2,558,774
Visa Inc., Class A	46,334	10,479,361
WEX Inc.(a)	1,226	197,361

		61,117,995

Life Sciences Tools & Services — 0.1%
Maravai LifeSciences Holdings Inc., Class A(a)	14,182	410,144

Machinery — 0.1%
Altra Industrial Motion Corp.	2,990	144,357
Desktop Metal Inc., Class A(a)	8,946	36,589
Proto Labs Inc.(a)	1,273	63,879
Velo3D Inc.(a)	2,782	17,944

		262,769

Professional Services — 0.7%
Alight Inc., Class A(a)(b)	6,235	60,230
Booz Allen Hamilton Holding Corp.	16,051	1,231,593
CACI International Inc., Class A(a)	2,803	693,631
ManTech International Corp./VA, Class A	3,340	241,282
Science Applications International Corp.	6,975	572,159

		2,798,895

Semiconductors & Semiconductor Equipment — 13.9%
Advanced Micro Devices Inc.(a)	55,704	6,364,182
Analog Devices Inc.	24,823	4,070,227
CEVA Inc.(a)	1,038	39,101
Intel Corp.	188,556	9,205,304
Lattice Semiconductor Corp.(a)	6,291	347,389
Microchip Technology Inc.	25,214	1,953,581
NVIDIA Corp.	55,703	13,639,437
QUALCOMM Inc.	51,887	9,119,659
Silicon Laboratories Inc.(a)	1,828	301,967
Texas Instruments Inc.	42,774	7,677,505
Xilinx Inc.	11,472	2,220,406

		54,938,758

Software — 28.5%
A10 Networks Inc.	7,752	114,729
ACI Worldwide Inc.(a)	3,235	111,187
Adobe Inc.(a)	21,984	11,746,051
Alarm.com Holdings Inc.(a)	5,670	422,812
Alkami Technology Inc.(a)	895	13,729
Altair Engineering Inc., Class A(a)	2,318	145,849
Alteryx Inc., Class A(a)	4,370	249,396
ANSYS Inc.(a)	4,032	1,370,920
Appian Corp.(a)	2,945	166,010
Autodesk Inc.(a)	10,162	2,538,366
Avalara Inc.(a)	2,366	259,361
AvidXchange Holdings Inc.(a)	3,538	36,654

Security	Shares	Value

Software (continued)
Bentley Systems Inc., Class B(b)	8,789	$353,054
Bill.com Holdings Inc.(a)	2,653	499,321
Black Knight Inc.(a)	4,193	312,798
Blackline Inc.(a)	1,478	135,784
Blend Labs Inc.(a)(b)	3,945	31,402
Bottomline Technologies DE Inc.(a)	1,197	67,499
C3.ai Inc., Class A(a)(b)	5,705	150,270
CCC Intelligent Solutions Holdings Inc.(a)	1,973	21,032
Citrix Systems Inc.	15,049	1,534,095
Clear Secure Inc., Class A(a)(b)	7,847	193,742
Clearwater Analytics Holdings Inc.(a)	1,238	21,108
CommVault Systems Inc.(a)	3,300	222,618
Confluent Inc., Class A(a)(b)	4,478	292,816
Couchbase Inc.(a)	1,734	40,628
Crowdstrike Holdings Inc., Class A(a)	24,580	4,440,131
Datto Holding Corp.(a)	2,079	51,788
DocuSign Inc.(a)	23,505	2,956,224
Domo Inc., Class B(a)	2,114	99,273
Dropbox Inc., Class A(a)	22,110	547,222
Duck Creek Technologies Inc.(a)	2,091	53,425
Ebix Inc.	660	20,057
Everbridge Inc.(a)	4,661	238,270
Expensify Inc.(a)	780	22,815
Fair Isaac Corp.(a)	1,999	989,485
Fortinet Inc.(a)	16,661	4,952,316
Freshworks Inc.(a)(b)	2,562	55,724
Gitlab Inc.(a)(b)	118	7,553
Guidewire Software Inc.(a)	2,320	233,949
HubSpot Inc.(a)	3,343	1,634,058
Informatica Inc.(a)(b)	7,718	215,487
Intapp Inc.(a)	1,007	20,261
Intuit Inc.	7,674	4,260,835
Mandiant Inc.(a)	28,431	429,024
Matterport Inc, Class A(a)(b)	8,392	81,654
McAfee Corp., Class A	11,533	295,821
Microsoft Corp.	52,930	16,460,171
MicroStrategy Inc., Class A(a)	629	231,478
Ncino Inc.	1,760	80,661
Nutanix Inc., Class A(a)	15,900	434,706
OneSpan Inc.(a)	4,259	68,400
Oracle Corp.	118,773	9,639,617
Palo Alto Networks Inc.(a)	11,760	6,084,624
Pegasystems Inc.	2,968	294,485
Ping Identity Holding Corp.(a)	8,209	162,456
Progress Software Corp.	3,224	146,724
PTC Inc.(a)	4,923	572,348
Q2 Holdings Inc.(a)(b)	1,497	97,679
Qualys Inc.(a)	4,180	535,625
Rapid7 Inc.(a)(b)	6,740	649,264
SailPoint Technologies Holdings Inc.(a)	11,156	431,626
salesforce.com Inc.(a)	66,185	15,396,617
SentinelOne Inc., Class A(a)	4,192	187,592
ServiceNow Inc.(a)	14,786	8,661,343
Splunk Inc.(a)	11,779	1,459,654
Sprout Social Inc., Class A(a)	3,290	226,516
SS&C Technologies Holdings Inc.	6,201	495,274
Sumo Logic Inc.(a)	5,837	69,519
Telos Corp.(a)	5,784	67,615
Tenable Holdings Inc.(a)	12,497	642,346
Teradata Corp.(a)	7,914	319,251

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® U.S. Tech Breakthrough Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Varonis Systems Inc.(a)	12,812	$477,375
VMware Inc., Class A	25,239	3,242,707
Workiva Inc.(a)	1,158	136,968
Zscaler Inc.(a)	9,907	2,547,189
Zuora Inc., Class A(a)	8,561	142,369

		112,618,802

Technology Hardware, Storage & Peripherals — 6.3%
3D Systems Corp.(a)(b)	5,778	103,426
Apple Inc.	105,641	18,463,934
HP Inc.	86,032	3,159,956
NetApp Inc.	16,577	1,434,076
Pure Storage Inc., Class A(a)	19,815	524,899
Western Digital Corp.(a)	22,724	1,175,740

		24,862,031

Total Common Stocks — 99.9% (Cost: $329,667,398)		394,010,904

Short-Term Investments

Money Market Funds — 1.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	7,057,242	7,059,360

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	520,000	$520,000

		7,579,360

Total Short-Term Investments — 1.9% (Cost: $7,579,360)		7,579,360

Total Investments in Securities — 101.8% (Cost: $337,246,758)		401,590,264

Other Assets, Less Liabilities — (1.8)%		(7,057,738)

Net Assets — 100.0%		$394,532,526

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$6,355,243	$705,607	(a)	$—	$(1,490)	$—	$7,059,360	7,057,242	$11,396	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares .	470,000	50,000	(a)	—	—	—	520,000	520,000	14		—

					$(1,490)	$—	$7,579,360		$11,410		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Technology Select Sector Index	2	03/18/22	$326	$(10,289)
Russell 2000 E-Mini Index	1	03/18/22	101	(9,550)

				$(19,839)

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® U.S. Tech Breakthrough Multisector ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$19,839

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$39,591

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(23,076)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$296,328

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$394,010,904	$—	$—	$394,010,904
Money Market Funds	7,579,360	—	—	7,579,360

	$401,590,264	$—	$—	$401,590,264

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(19,839)	$—	$—	$(19,839)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) January 31, 2022	iShares® Virtual Work and Life Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communication Services — 36.0%
Activision Blizzard Inc.	2,296	$181,407
Bandwidth Inc., Class A(a)	474	29,677
Bumble Inc., Class A(a)	1,731	51,082
DouYu International Holdings Ltd., ADR(a)	6,463	13,572
Electronic Arts Inc.	1,044	138,497
fuboTV Inc.(a)	2,550	27,387
Hello Group Inc., ADR	3,480	33,860
HUYA Inc., ADR(a)	1,710	11,320
iQIYI Inc., ADR(a)	7,906	32,256
JOYY Inc., ADR	1,268	64,110
Kahoot! ASA(a)	7,344	29,486
Kingsoft Corp. Ltd.	19,800	88,979
Kuaishou Technology(a)(b)	12,600	144,028
Match Group Inc.(a)	1,048	118,110
Meitu Inc.(a)(b)	43,500	8,625
NetDragon Websoft Holdings Ltd.	5,000	12,621
Netflix Inc.(a)	216	92,262
Nexon Co. Ltd.	6,600	124,421
Nintendo Co. Ltd.	300	147,012
Nordic Entertainment Group AB, Class B(a)	1,608	62,256
Ooma Inc.(a)	423	7,631
Paradox Interactive AB	792	16,415
Roku Inc., Class A(a)	642	105,320
Snap Inc., Class A, NVS(a)	2,823	91,860
Sohu.com Ltd., ADR(a)	612	11,138
Spotify Technology SA(a)	584	114,616
Take-Two Interactive Software Inc.(a)	792	129,365
Tencent Holdings Ltd.	2,200	137,857
Ubisoft Entertainment SA(a)	2,088	119,819
XD Inc.(a)	4,200	15,876

		2,160,865

Consumer Discretionary — 17.2%
2U Inc.(a)	1,545	24,936
Chegg Inc.(a)	2,979	78,854
Dada Nexus Ltd., ADR(a)	4,842	52,875
Deliveroo PLC(a)(b)	18,159	38,151
Delivery Hero SE(a)(b)	1,141	88,074
Demae-Can Co. Ltd.(a)	900	5,858
DoorDash Inc., Class A(a)	840	95,332
Duolingo Inc., Class A(a)(c)	252	25,202
JD Health International Inc.(a)(b)	16,200	130,850
JD.com Inc., Class A(a)	104	3,942
Just Eat Takeaway.com NV(a)(b)	2,295	113,329
Meituan, Class B(a)(b)	4,300	128,288
New Oriental Education & Technology Group Inc.(a)	31,800	44,561
Peloton Interactive Inc., Class A(a)	3,033	82,892
PowerSchool Holdings Inc., Class A(a)	1,683	27,568
Stride Inc.(a)	837	29,354
Zomato Ltd.(a)	54,087	65,920

		1,035,986

Consumer Staples — 1.3%
Shop Apotheke Europe NV(a)(b)	252	32,763
Zur Rose Group AG(a)	177	43,329

		76,092

Health Care — 5.8%
Alibaba Health Information Technology Ltd.(a)	84,000	63,315
GN Store Nord A/S	2,406	145,597
Ping An Healthcare and Technology Co. Ltd.(a)(b)	9,300	29,674

Security	Shares	Value

Health Care (continued)
Teladoc Health Inc.(a)	1,429	$109,618

		348,204

Information Technology — 39.5%
8x8 Inc.(a)	2,298	35,274
Anaplan Inc.(a)	2,829	136,584
Asana Inc., Class A(a)	1,398	73,367
Avast PLC(b)	12,768	105,297
Avaya Holdings Corp.(a)(c)	1,722	31,375
Box Inc., Class A(a)	3,069	80,193
Braze Inc.(a)	132	6,603
Citrix Systems Inc.	1,662	169,424
Cloudflare Inc., Class A(a)(c)	828	79,819
CM.Com NV(a)	255	6,948
DocuSign Inc.(a)	978	123,003
Dropbox Inc., Class A(a)	5,511	136,397
Enghouse Systems Ltd.	864	30,437
Esker SA	108	29,206
Everbridge Inc.(a)	798	40,794
Five9 Inc.(a)	1,026	128,968
Fronteo Inc.(a)	600	13,277
GB Group PLC	5,100	45,537
Justsystems Corp.	600	25,969
Life360 Inc.(a)(b)	3,132	18,374
LivePerson Inc.(a)	1,386	41,400
Megaport Ltd.(a)	3,039	29,234
Microsoft Corp	414	128,746
Mitek Systems Inc.(a)	796	13,030
Monday.com Ltd.(a)	177	37,050
Nice Ltd.(a)	445	113,910
Nuix Ltd.(a)	5,802	6,139
PagerDuty Inc.(a)	1,539	50,818
Plantronics Inc.(a)	861	22,946
RingCentral Inc., Class A(a)	681	120,190
Smartsheet Inc., Class A(a)	2,001	124,502
Turtle Beach Corp.(a)	324	6,584
Verint Systems Inc.(a)	1,329	68,218
Weave Communications Inc.(a)	564	5,640
WingArc1st Inc	300	3,377
Xperi Holding Corp.	2,127	35,882
Zendesk Inc.(a)	1,362	134,171
Zoom Video Communications Inc., Class A(a)	718	110,773

		2,369,456

Total Common Stocks — 99.8% (Cost: $7,905,709)		5,990,603

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	121,342	121,378

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Virtual Work and Life Multisector ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	10,000	$10,000

		131,378

Total Short-Term Investments — 2.2% (Cost: $131,378)		131,378

Total Investments In Securities — 102.0% (Cost: $8,037,087)		6,121,981

Other Assets, Less Liabilities — (2.0)%		(119,508)

Net Assets — 100.0%		$6,002,473

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$305,040	$—		$(183,637	)(a)	$(25)	$—	$121,378	121,342	$187	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	10,000	(a)	—		—	—	10,000	10,000	—		—

						$(25)	$—	$131,378		$187		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Micro E-mini Russell 2000 Index	1	03/18/22	$10	$(475)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$475

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Virtual Work and Life Multisector ETF

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$39

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(570)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,077

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,857,585	$2,133,018	$—	$5,990,603
Money Market Funds	131,378	—	—	131,378

	$3,988,963	$2,133,018	$—	$6,121,981

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(475)	$—	$—	$(475)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2022

	iShares Cloud 5G and Tech ETF	iShares Cybersecurity and Tech ETF	iShares Exponential Technologies ETF	iShares Genomics Immunology and Healthcare ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$8,812,178	$541,938,253	$3,793,728,985	$257,830,338
Affiliated(c)	168,430	47,769,158	149,760,709	10,491,741
Cash	8,804	—	9,684	5,421
Foreign currency, at value(d)	13,580	45,093	3,972,780	209,372
Cash pledged:
Futures contracts	—	73,000	284,000	17,000
Foreign currency collateral pledged:
Futures contracts(e)	—	—	85,383	—
Receivables:
Securities lending income — Affiliated	6	118,228	12,056	1,806
Variation margin on futures contracts	—	33,200	153,720	2,520
Capital shares sold	—	218,777	—	—
Dividends	1,029	533,665	2,360,447	211
Tax reclaims	—	—	1,895,772	62,515

Total assets	9,004,027	590,729,374	3,952,263,536	268,620,924

LIABILITIES
Bank overdraft	—	30,326	—	—
Collateral on securities loaned, at value	168,430	46,841,174	126,350,746	10,279,240
Deferred foreign capital gain tax	—	—	2,016,916	—
Payables:
Investments purchased	—	185,262	—	—
Investment advisory fees	3,623	221,296	1,524,150	112,325

Total liabilities	172,053	47,278,058	129,891,812	10,391,565

NET ASSETS	$8,831,974	$543,451,316	$3,822,371,724	$258,229,359

NET ASSETS CONSIST OF:
Paid-in capital	$8,082,612	$512,569,966	$3,110,861,471	$325,671,865
Accumulated earnings (loss)	749,362	30,881,350	711,510,253	(67,442,506)

NET ASSETS	$8,831,974	$543,451,316	$3,822,371,724	$258,229,359

Shares outstanding	320,000	13,450,000	64,250,000	7,100,000

Net asset value	$27.60	$40.41	$59.49	$36.37

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$168,824	$47,492,847	$132,988,486	$10,850,011
(b) Investments, at cost — Unaffiliated	$8,696,087	$536,713,463	$3,402,126,611	$312,093,839
(c) Investments, at cost — Affiliated	$168,430	$47,768,655	$141,300,764	$10,491,377
(d) Foreign currency, at cost	$13,639	$45,434	$3,983,225	$210,640
(e) Foreign currency collateral pledged, at cost	$—	$—	$88,484	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2022

	iShares Robotics and Artificial Intelligence Multisector ETF	iShares Self-Driving EV and Tech ETF	iShares U.S. Tech Breakthrough Multisector ETF	iShares Virtual Work and Life Multisector ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$367,760,880	$613,464,680	$394,010,904	$5,990,603
Affiliated(c)	23,327,738	14,691,959	7,579,360	131,378
Cash	30,986	2,674	8,356	1,255
Foreign currency, at value(d)	334,970	699,291	—	1,452
Cash pledged:
Futures contracts	37,000	22,000	27,000	1,000
Foreign currency collateral pledged:
Futures contracts(e)	—	69,654	—	—
Receivables:
Investments sold	58,102	—	—	—
Securities lending income — Affiliated	95,640	66,311	2,738	35
Variation margin on futures contracts	16,600	18,944	11,239	294
Dividends	111,848	363,163	61,877	3,926
Tax reclaims	17,530	71,417	—	195

Total assets	391,791,294	629,470,093	401,701,474	6,130,138

LIABILITIES
Collateral on securities loaned, at value	22,932,349	14,042,439	7,066,426	121,403
Payables:
Investments purchased	—	—	—	3,788
Bank borrowings	—	—	—	18
Capital shares redeemed	58,102	—	—	—
Investment advisory fees	157,822	252,166	102,522	2,456

Total liabilities	23,148,273	14,294,605	7,168,948	127,665

NET ASSETS	$368,643,021	$615,175,488	$394,532,526	$6,002,473

NET ASSETS CONSIST OF:
Paid-in capital	$370,352,846	$570,413,745	$319,358,649	$8,079,425
Accumulated earnings (loss)	(1,709,825)	44,761,743	75,173,877	(2,076,952)

NET ASSETS	$368,643,021	$615,175,488	$394,532,526	$6,002,473

Shares outstanding	10,000,000	12,300,000	10,500,000	300,000

Net asset value	$36.86	$50.01	$37.57	$20.01

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$23,923,220	$15,402,594	$7,421,170	$132,202
(b) Investments, at cost — Unaffiliated	$361,080,248	$578,245,791	$329,667,398	$7,905,709
(c) Investments, at cost — Affiliated	$23,327,738	$14,691,959	$7,579,360	$131,378
(d) Foreign currency, at cost	$336,976	$700,001	$—	$1,457
(e) Foreign currency collateral pledged, at cost	$—	$69,958	$—	$—

See notes to financial statements.

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2022

	iShares Cloud 5G and Tech ETF	iShares Cybersecurity and Tech ETF	iShares Exponential Technologies ETF	iShares Genomics Immunology and Healthcare ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$49,464 (a)	$4,958,192	$20,916,523	$586,834
Dividends — Affiliated	—	26	212,181	11
Non-cash dividends — Unaffiliated	—	—	1,271,923	—
Securities lending income — Affiliated — net	24	222,324	61,035	53,525
Foreign taxes withheld	(1,445)	(143,432)	(913,364)	(30,591)

Total investment income	48,043	5,037,110	21,548,298	609,779

EXPENSES
Investment advisory fees	21,140	1,538,010	9,255,104	797,524
Commitment fees	23	695	6,661	21
Miscellaneous	—	—	217	—

Total expenses	21,163	1,538,705	9,261,982	797,545

Net investment income (loss)	26,880	3,498,405	12,286,316	(187,766)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(b)	(93,647)	(1,863,633)	420,394,097	(132,537)
Investments — Affiliated	—	(9,490)	68,708	(954)
In-kind redemptions — Unaffiliated	732,444	33,119,830	—	987,443
Futures contracts	—	168,812	1,517,781	20,915
Foreign currency transactions	(828)	(44,234)	996,054	(8,371)

Net realized gain	637,969	31,371,285	422,976,640	866,496

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(c)	(209,676)	(82,199,652)	(702,902,259)	(101,931,984)
Investments — Affiliated	—	(83)	(1,024,993)	(323)
Futures contracts	—	(112,078)	(249,987)	(20,197)
Foreign currency translations	(41)	(2,143)	(99,513)	(6,060)

Net change in unrealized appreciation (depreciation)	(209,717)	(82,313,956)	(704,276,752)	(101,958,564)

Net realized and unrealized gain (loss)	428,252	(50,942,671)	(281,300,112)	(101,092,068)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$455,132	$(47,444,266)	$(269,013,796)	$(101,279,834)

(a) Includes $13,503 related to a special distribution from VMware Inc., Class A.
(b) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$—	$(1,498,072)	$—
(c) Net of reduction in deferred foreign capital gain tax of	$—	$—	$1,109,449	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2022

	iShares Robotics and Artificial Intelligence Multisector ETF	iShares Self-Driving EV and Tech ETF	iShares U.S. Tech Breakthrough Multisector ETF	iShares Virtual Work and Life Multisector ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,118,407	$2,131,224	$1,497,735	$6,964
Dividends — Affiliated	12	23	14	—
Securities lending income — Affiliated — net	172,204	82,292	11,396	187
Foreign taxes withheld	(545,807)	(163,541)	—	(156)

Total investment income	744,816	2,049,998	1,509,145	6,995

EXPENSES
Investment advisory fees	1,028,821	1,212,647	885,065	15,130
Commitment fees	1,032	1,196	—	—
Miscellaneous	217	—	—	—
Interest expense	—	—	—	18

Total expenses	1,030,070	1,213,843	885,065	15,148

Less:
Investment advisory fees waived	—	—	(221,266)	—

Total expenses after fees waived	1,030,070	1,213,843	663,799	15,148

Net investment income (loss)	(285,254)	836,155	845,346	(8,153)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(4,005,996)	12,541,873	(3,311,322)	(287,794)
Investments — Affiliated	483	(480)	(1,490)	(25)
In-kind redemptions — Unaffiliated	13,025,266	2,551,399	14,336,810	294,823
Futures contracts	88,417	32,551	39,591	39
Foreign currency transactions	781	(74,350)	—	1,149

Net realized gain	9,108,951	15,050,993	11,063,589	8,192

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(67,981,509)	(26,541,530)	(48,921,703)	(1,914,734)
Investments — Affiliated	(4,299)	—	—	—
Futures contracts	(53,270)	(35,745)	(23,076)	(570)
Foreign currency translations	(5,269)	(7,787)	—	(25)

Net change in unrealized appreciation (depreciation)	(68,044,347)	(26,585,062)	(48,944,779)	(1,915,329)

Net realized and unrealized loss	(58,935,396)	(11,534,069)	(37,881,190)	(1,907,137)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(59,220,650)	$(10,697,914)	$(37,035,844)	$(1,915,290)

See notes to financial statements.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Cloud 5G and Tech ETF			iShares Cybersecurity and Tech ETF
	Six Months Ended 01/31/22 (unaudited)	Period From 06/08/21 to 07/31/21	(a)	Six Months Ended 01/31/22 (unaudited )	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$26,880	$12,454		$3,498,405	$127,176
Net realized gain	637,969	468		31,371,285	6,063,542
Net change in unrealized appreciation (depreciation)	(209,717)	325,750		(82,313,956)	74,847,100

Net increase (decrease) in net assets resulting from operations	455,132	338,672		(47,444,266)	81,037,818

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(44,442)	—		(3,285,180)	(391,004)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	51,011	8,031,601		(22,213,584)	426,258,789

NET ASSETS
Total increase (decrease) in net assets	461,701	8,370,273		(72,943,030)	506,905,603
Beginning of period	8,370,273	—		616,394,346	109,488,743

End of period	$8,831,974	$8,370,273		$543,451,316	$616,394,346

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets (continued)

	iShares Exponential Technologies ETF		iShares Genomics Immunology and Healthcare ETF
	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$12,286,316	$29,176,818	$(187,766)	$398,315
Net realized gain	422,976,640	428,643,327	866,496	13,765,938
Net change in unrealized appreciation (depreciation)	(704,276,752)	502,112,932	(101,958,564)	39,713,821

Net increase (decrease) in net assets resulting from operations	(269,013,796)	959,933,077	(101,279,834)	53,878,074

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(17,818,721)	(26,862,976)	(1,922,685)	(498,913)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	194,626,556	323,880,980	33,613,780	132,764,319

NET ASSETS
Total increase (decrease) in net assets	(92,205,961)	1,256,951,081	(69,588,739)	186,143,480
Beginning of period	3,914,577,685	2,657,626,604	327,818,098	141,674,618

End of period	$3,822,371,724	$3,914,577,685	$258,229,359	$327,818,098

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Robotics and Artificial Intelligence Multisector ETF		iShares Self-Driving EV and Tech ETF
	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(285,254)	$1,352,975	$836,155	$2,411,618
Net realized gain	9,108,951	21,415,650	15,050,993	5,409,929
Net change in unrealized appreciation (depreciation)	(68,044,347)	47,488,251	(26,585,062)	58,225,172

Net increase (decrease) in net assets resulting from operations	(59,220,650)	70,256,876	(10,697,914)	66,046,719

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(9,301,910)	(1,990,133)	(4,508,473)	(1,978,221)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,720,910	208,006,030	201,197,308	332,456,072

NET ASSETS
Total increase (decrease) in net assets	(64,801,650)	276,272,773	185,990,921	396,524,570
Beginning of period	433,444,671	157,171,898	429,184,567	32,659,997

End of period	$368,643,021	$433,444,671	$615,175,488	$429,184,567

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Changes in Net Assets (continued)

	iShares U.S. Tech Breakthrough Multisector ETF		iShares Virtual Work and Life Multisector ETF
	Six Months Ended 01/31/22 (unaudited )	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Period From 09/29/20 to 07/31/21 (a)

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$845,346	$1,552,833	$(8,153)	$(9,155)
Net realized gain	11,063,589	26,282,770	8,192	568,112
Net change in unrealized appreciation (depreciation)	(48,944,779)	82,013,503	(1,915,329)	(265)

Net increase (decrease) in net assets resulting from operations	(37,035,844)	109,849,106	(1,915,290)	558,692

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(859,139)	(1,801,251)	—	(10,999)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	110,132	(19,803,841)	(548,573)	7,918,643

NET ASSETS
Total increase (decrease) in net assets	(37,784,851)	88,244,014	(2,463,863)	8,466,336
Beginning of period	432,317,377	344,073,363	8,466,336	—

End of period	$394,532,526	$432,317,377	$6,002,473	$8,466,336

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Cloud 5G and Tech ETF
	Six Months Ended 01/31/22 (unaudited)		Period From 06/08/21 to 07/31/21	(a)

Net asset value, beginning of period	$26.16		$25.07

Net investment income(b)	0.08	(c)	0.04
Net realized and unrealized gain(d)	1.50		1.05

Net increase from investment operations	1.58		1.09

Distributions(e)
From net investment income		(0.14)	—

Total distributions		(0.14)	—

Net asset value, end of period	$27.60		$26.16

Total Return(f)
Based on net asset value	6.01	%(g)	4.35	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.47	%(i)	0.47	%(i)

Net investment income	0.60	%(c)(i)	1.09	%(i)

Supplemental Data
Net assets, end of period (000)	$8,832		$8,370

Portfolio turnover rate(j)	39	%(g)	0	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from VMware Inc., Class A. Excluding such special distribution, the net investment income would have been $0.30 per share and 0.04% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Cybersecurity and Tech ETF
	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20		Period From 06/11/19 to 07/31/19	(a)

Net asset value, beginning of period	$43.87		$33.69	$26.58		$24.94

Net investment income(b)	0.24		0.02	0.33	(c)	0.00	(d)
Net realized and unrealized gain (loss)(e)	(3.49)		10.22	7.02		1.64

Net increase (decrease) from investment operations	(3.25)		10.24	7.35		1.64

Distributions(f)
From net investment income	(0.21)		(0.06)	(0.15)		—
From net realized gain	—		—	(0.09)		—

Total distributions	(0.21)		(0.06)	(0.24)		—

Net asset value, end of period	$40.41		$43.87	$33.69		$26.58

Total Return(g)
Based on net asset value	(7.43	)%(h)	30.42%	27.85%		6.58	%(h)

Ratios to Average Net Assets(i)
Total expenses	0.47	%(j)	0.47%	0.47%		0.47	%(j)

Net investment income	1.07	%(j)	0.04%	1.12	%(c)	0.06	%(j)

Supplemental Data
Net assets, end of period (000)	$543,451		$616,394	$109,489		$3,987

Portfolio turnover rate(k)	29	%(h)	38%	29%		8	%(h)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from NortonLifeLock Inc. Excluding such special distribution, the net investment income would have been $0.08 per share and 0.26% of average net assets.
(d)	Rounds to less than $0.01.
(e)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(f)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(g)	Where applicable, assumes the reinvestment of distributions.
(h)	Not annualized.
(i)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(j)	Annualized.
(k)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Exponential Technologies ETF
	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$63.91		$47.25	$38.89	$37.73	$32.74	$25.95

Net investment income(a)	0.19		0.52	0.44	0.55	0.47	0.38
Net realized and unrealized gain (loss)(b)		(4.33)	16.61	8.47	1.16	4.91	6.79

Net increase (decrease) from investment operations		(4.14)	17.13	8.91	1.71	5.38	7.17

Distributions(c)
From net investment income		(0.28)	(0.47)	(0.55)	(0.55)	(0.39)	(0.38)

Total distributions		(0.28)	(0.47)	(0.55)	(0.55)	(0.39)	(0.38)

Net asset value, end of period	$59.49		$63.91	$47.25	$38.89	$37.73	$32.74

Total Return(d)
Based on net asset value	(6.51	)%(e)	36.33%	23.05%	4.67%	16.48%	27.80%

Ratios to Average Net Assets(f)
Total expenses	0.45	%(g)	0.46%	0.47%	0.47%	0.47%	0.47%

Net investment income	0.60	%(g)	0.91%	1.07%	1.47%	1.30%	1.32%

Supplemental Data
Net assets, end of period (000)	$3,822,372		$3,914,578	$2,657,627	$2,562,819	$2,346,884	$1,147,540

Portfolio turnover rate(h)	52	%(e)	23%	23%	21%	19%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Genomics Immunology and Healthcare ETF
	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Period From 06/11/19 to 07/31/19	(a)

Net asset value, beginning of period	$50.05		$37.28	$27.61	$24.46

Net investment income (loss)(b)	(0.03)		0.08	0.17	(0.01)
Net realized and unrealized gain (loss)(c)	(13.39)		12.78	9.82	3.16

Net increase (decrease) from investment operations	(13.42)		12.86	9.99	3.15

Distributions(d)
From net investment income	(0.26)		(0.09)	(0.08)	—
From net realized gain	—		—	(0.24)	—

Total distributions	(0.26)		(0.09)	(0.32)	—

Net asset value, end of period	$36.37		$50.05	$37.28	$27.61

Total Return(e)
Based on net asset value	(26.91	)%(f)	34.49%	36.42%	12.88	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.47	%(h)	0.47%	0.47%	0.47	%(h)

Net investment income (loss)	(0.11	)%(h)	0.16%	0.54%	(0.35	)%(h)

Supplemental Data
Net assets, end of period (000)	$258,229		$327,818	$141,675	$24,851

Portfolio turnover rate(i)	38	%(f)	52%	38%	19	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Robotics and Artificial Intelligence Multisector ETF
	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Period From 06/26/18(a) to 07/31/18

Net asset value, beginning of period	$43.34		$31.43	$24.99	$23.63	$23.80

Net investment income (loss)(b)		(0.03)	0.17	0.11	0.24	0.03
Net realized and unrealized gain (loss)(c)		(5.54)	12.00	6.44	1.30		(0.20)

Net increase (decrease) from investment operations		(5.57)	12.17	6.55	1.54		(0.17)

Distributions(d)
From net investment income		(0.91)	(0.26)	(0.11)	(0.18)	—

Total distributions		(0.91)	(0.26)	(0.11)	(0.18)	—

Net asset value, end of period	$36.86		$43.34	$31.43	$24.99	$23.63

Total Return(e)
Based on net asset value	(13.08	)%(f)	38.79%	26.27%	6.60%	(0.71	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.47	%(h)	0.47%	0.47%	0.47%	0.47	%(h)

Net investment income (loss)	(0.13	)%(h)	0.42%	0.40%	1.02%	1.16	%(h)

Supplemental Data
Net assets, end of period (000)	$368,643		$433,445	$157,172	$44,978	$9,454

Portfolio turnover rate(i)	37	%(f)	42%	34%	35%	0	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Self-Driving EV and Tech ETF
	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20		Period From 04/16/19 to 07/31/19	(a)

Net asset value, beginning of period	$49.91		$29.69	$24.08		$25.39

Net investment income(b)	0.09		0.50	0.37		0.17
Net realized and unrealized gain (loss)(c)	0.41		20.04	5.59		(1.30)

Net increase (decrease) from investment operations	0.50		20.54	5.96		(1.13)

Distributions(d)
From net investment income		(0.40)	(0.32)	(0.35)		(0.18)

Total distributions		(0.40)	(0.32)	(0.35)		(0.18)

Net asset value, end of period	$50.01		$49.91	$29.69		$24.08

Total Return(e)
Based on net asset value	0.95	%(f)	69.28%	24.91	%(g)	(4.40	)%(f)

Ratios to Average Net Assets(h)
Total expenses	0.47	%(i)	0.47%	0.47%		0.47	%(i)

Net investment income	0.32	%(i)	1.10%	1.44%		2.43	%(i)

Supplemental Data
Net assets, end of period (000)	$615,175		$429,185	$32,660		$26,493

Portfolio turnover rate(j)	29	%(f)	24%	19%		2	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Tech Breakthrough Multisector ETF
	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Period From 06/11/20 to 07/31/20	(a)

Net asset value, beginning of period	$41.17		$30.72	$25.21

Net investment income(b)	0.08		0.15	0.07
Net realized and unrealized gain (loss)(c)		(3.60)	10.48	5.60

Net increase (decrease) from investment operations		(3.52)	10.63	5.67

Distributions(d)
From net investment income		(0.08)	(0.15)	(0.16)
From net realized gain	—		(0.03)	—

Total distributions		(0.08)	(0.18)	(0.16)

Net asset value, end of period	$37.57		$41.17	$30.72

Total Return(e)
Based on net asset value	(8.57	)%(f)	34.72%	22.73	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.40	%(h)	0.40%	0.40	%(h)

Total expenses after fees waived	0.30	%(h)	0.30%	0.30	%(h)

Net investment income	0.38	%(h)	0.43%	0.43	%(h)

Supplemental Data
Net assets, end of period (000)	$394,533		$432,317	$344,073

Portfolio turnover rate(i)	5	%(f)	11%	12	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Virtual Work and Life Multisector ETF
	Six Months Ended 01/31/22 (unaudited)		Period From 09/29/20 to 07/31/21	(a)

Net asset value, beginning of period	$28.22		$25.22

Net investment loss(b)		(0.03)	(0.04)
Net realized and unrealized gain (loss)(c)		(8.18)	3.09

Net increase (decrease) from investment operations		(8.21)	3.05

Distributions(d)
From net investment income	—		(0.05)

Total distributions	—		(0.05)

Net asset value, end of period	$20.01		$28.22

Total Return(e)
Based on net asset value	(29.09	)%(f)	12.11	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.47	%(h)	0.47	%(h)

Net investment loss	(0.25	)%(h)	(0.16	)%(h)

Supplemental Data
Net assets, end of period (000)	$6,002		$8,466

Portfolio turnover rate(i)	27	%(f)	27	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Cloud 5G and Tech	Non-diversified
Cybersecurity and Tech	Non-diversified
Exponential Technologies	Diversified
Genomics Immunology and Healthcare	Non-diversified
Robotics and Artificial Intelligence Multisector	Diversified
Self-Driving EV and Tech	Non-diversified
U.S. Tech Breakthrough Multisector	Non-diversified
Virtual Work and Life Multisector	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Cloud 5G and Tech
Barclays Capital, Inc.	$141,835	$141,835		$—	$—
UBS AG	26,989	24,274		—	(2,715	)(b)

	$168,824	$166,109		$—	$(2,715)

Cybersecurity and Tech
Cybersecurity and Tech
Barclays Capital, Inc.	$1,985,776	$1,985,776		$—	$—
BNP Paribas SA	10,415,045	10,118,675		—	(296,370	)(b)
BofA Securities, Inc.	1,781,146	1,754,060		—	(27,086	)(b)
Citigroup Global Markets, Inc.	647,780	646,914		—	(866	)(b)
Credit Suisse Securities (USA) LLC	8,311	8,108		—	(203	)(b)
J.P. Morgan Securities LLC	31,943,234	31,187,571		—	(755,663	)(b)
Jefferies LLC	638,070	635,105		—	(2,965	)(b)
RBC Capital Markets LLC	23,541	23,089		—	(452	)(b)
State Street Bank & Trust Co.	49,944	49,899		—	(45	)(b)

	$47,492,847	$46,409,197		$—	$(1,083,650)

Exponential Technologies
Barclays Bank PLC	$11,573,648	$11,030,706		$—	$(542,942	)(b)
BNP Paribas SA	26,738,033	25,209,933		—	(1,528,100	)(b)
BofA Securities, Inc.	3,994,720	3,793,268		—	(201,452	)(b)
Citigroup Global Markets, Inc.	84,697	80,466		—	(4,231	)(b)
Credit Suisse Securities (USA) LLC	252,846	227,495		—	(25,351	)(b)
Goldman Sachs & Co. LLC	62,338,894	59,758,401		—	(2,580,493	)(b)
J.P. Morgan Securities LLC	21,390,718	20,203,691		—	(1,187,027	)(b)
SG Americas Securities LLC	111,128	111,128		—	—
Toronto Dominion Bank	2,377,718	2,202,429		—	(175,289	)(b)
UBS AG	1,134,084	1,021,812		—	(112,272	)(b)
UBS Securities LLC	2,847,200	2,601,554		—	(245,646	)(b)
Wells Fargo Bank N.A	144,800	144,800		—	—

	$132,988,486	$126,385,683		$—	$(6,602,803)

Genomics Immunology and Healthcare
Barclays Capital, Inc.	$818,342	$784,646		$—	$(33,696	)(b)
BNP Paribas SA	4,400,957	4,208,639		—	(192,318	)(b)
Credit Suisse Securities (USA) LLC	37,788	34,109		—	(3,679	)(b)
Jefferies LLC	267,167	256,685		—	(10,482	)(b)
Scotia Capital (USA), Inc.	4,608,400	4,301,805		—	(306,595	)(b)
State Street Bank & Trust Co.	563,168	539,897		—	(23,271	)(b)
Toronto Dominion Bank	13,265	12,505		—	(760	)(b)
UBS Securities LLC	140,924	133,454		—	(7,470	)(b)

	$10,850,011	$10,271,740		$—	$(578,271)

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Robotics and Artificial Intelligence Multisector
BNP Paribas SA	$2,642	$2,521		$—	$(121	)(b)
BofA Securities, Inc.	7,424,837	7,092,359		—	(332,478	)(b)
Citigroup Global Markets, Inc.	8,733	8,663		—	(70	)(b)
Credit Suisse Securities (USA) LLC	294,390	264,622		—	(29,768	)(b)
Goldman Sachs & Co. LLC	4,666,904	4,526,669		—	(140,235	)(b)
J.P. Morgan Securities LLC	6,799,563	6,519,384		—	(280,179	)(b)
Macquarie Bank Ltd	614,598	614,598		—	—
RBC Capital Markets LLC	219,328	206,958		—	(12,370	)(b)
Scotia Capital (USA), Inc	127,296	116,976		—	(10,320	)(b)
State Street Bank & Trust Co.	7,835	7,835		—	—
Toronto Dominion Bank	192,900	187,462		—	(5,438	)(b)
UBS AG	2,517,046	2,370,700		—	(146,346	)(b)
UBS Securities LLC	1,047,148	983,700		—	(63,448	)(b)

	$23,923,220	$22,902,447		$—	$(1,020,773)

Self-Driving EV and Tech
Barclays Capital, Inc.	$4,491,002	$4,241,787		$—	$(249,215	)(b)
BNP Paribas SA	1,181,483	1,120,347		—	(61,136	)(b)
Citigroup Global Markets, Inc	9,467,520	8,438,796		—	(1,028,724	)(b
Toronto Dominion Bank	57,882	54,448		—	(3,434	)(b)
UBS AG	191,374	173,852		—	(17,522	)(b)
UBS Securities LLC	13,333	12,730		—	(603	)(b)

	$15,402,594	$14,041,960		$—	$(1,360,634)

U.S. Tech Breakthrough Multisector
Barclays Bank PLC	$150,865	$146,267		$—	$(4,598	)(b)
BNP Paribas SA	3,984,974	3,783,206		—	(201,768	)(b)
BofA Securities, Inc.	377,494	362,629		—	(14,865	)(b)
Citadel Clearing LLC	470,532	440,260		—	(30,272	)(b)
Citigroup Global Markets, Inc.	779,490	754,764		—	(24,726	)(b)
J.P. Morgan Securities LLC	827,120	794,712		—	(32,408	)(b)
Morgan Stanley	588,375	553,236		—	(35,139	)(b)
Toronto Dominion Bank	190,245	175,131		—	(15,114	)(b)
UBS AG	52,075	49,157		—	(2,918	)(b)

	$7,421,170	$7,059,362		$—	$(361,808)

Virtual Work and Life Multisector
Barclays Bank PLC	$37,748	$36,520		$—	$(1,228	)(b)
Citigroup Global Markets, Inc.	15,502	14,521		—	(981	)(b)
Credit Suisse Securities (USA) LLC	78,952	70,338		—	(8,614	)(b)

	$132,202	$121,379		$—	$(10,823)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities

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Notes to Financial Statements (unaudited)  (continued)

in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Cloud 5G and Tech	0.47%
Cybersecurity and Tech	0.47
Genomics Immunology and Healthcare	0.47
Robotics and Artificial Intelligence Multisector	0.47
Self-Driving EV and Tech	0.47
U.S. Tech Breakthrough Multisector	0.40
Virtual Work and Life Multisector	0.47

For its investment advisory services to the iShares Exponential Technologies ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Net Assets	Investment Advisory Fee
First $2 billion	0.4700%
Over $2 billion, up to and including $3 billion	0.4465
Over $3 billion, up to and including $4 billion	0.4242
Over $4 billion	0.4030

Expense Waivers: BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). For the iShares U.S. Tech Breakthrough Multisector ETF, BFA has elected to implement a voluntary fee waiver in order to limit the Fund’s total annual operating expenses after fee waiver to 0.30%, and currently intends to keep such voluntary fee waiver for the Fund in place through December 31, 2022. Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
U.S. Tech Breakthrough Multisector	$221,266

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements (unaudited)  (continued)

Pursuant to the current securities lending agreement, each of iShares Cloud 5G and Tech ETF, iShares Cybersecurity and Tech ETF and iShares U.S. Tech Breakthrough Multisector ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF, iShares Self-Driving EV and Tech ETF and iShares Virtual Work and Life Multisector ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2022, each Group 1 Fund retained 77% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended    January 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Cloud 5G and Tech	$10
Cybersecurity and Tech	65,012
Exponential Technologies	22,898
Genomics Immunology and Healthcare	18,298
Robotics and Artificial Intelligence Multisector	41,867
Self-Driving EV and Tech	19,655
U.S. Tech Breakthrough Multisector	4,457
Virtual Work and Life Multisector	81

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
Cybersecurity and Tech	$13,548,755	$41,858,725	$7,357,422
Exponential Technologies	133,959,247	335,740,881	62,631,290
Genomics Immunology and Healthcare	12,975,055	29,738,866	(275,408)
Robotics and Artificial Intelligence Multisector	10,230,060	31,414,820	(2,712,445)
Self-Driving EV and Tech	45,192,984	34,168,318	918,155
U.S. Tech Breakthrough Multisector	3,220,911	7,743,664	(1,281,735)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended January 31, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
Cloud 5G and Tech	$5,777,502	$3,455,260
Cybersecurity and Tech	190,343,884	184,342,483
Exponential Technologies	2,147,802,175	2,097,709,256
Genomics Immunology and Healthcare	126,312,855	128,112,119
Robotics and Artificial Intelligence Multisector	162,628,982	159,301,501
Self-Driving EV and Tech	164,923,972	146,099,243
U.S. Tech Breakthrough Multisector	22,323,306	22,967,182
Virtual Work and Life Multisector	1,746,834	1,753,085

For the six months ended January 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Cloud 5G and Tech	$—	$2,269,818
Cybersecurity and Tech	88,142,507	113,895,894
Exponential Technologies	157,269,363	—
Genomics Immunology and Healthcare	50,838,832	17,629,956
Robotics and Artificial Intelligence Multisector	22,364,022	27,642,007
Self-Driving EV and Tech	186,119,532	5,010,755
U.S. Tech Breakthrough Multisector	29,218,250	28,384,802
Virtual Work and Life Multisector	2,203,727	2,749,587

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
Cybersecurity and Tech	$4,994,488
Exponential Technologies	85,246,475
Genomics Immunology and Healthcare	9,347,857
Robotics and Artificial Intelligence Multisector	5,680,653
Self-Driving EV and Tech	1,559,145
U.S. Tech Breakthrough Multisector	228,014
Virtual Work and Life Multisector	112,129

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Cloud 5G and Tech	$8,864,517	$610,180	$(494,089)	$116,091
Cybersecurity and Tech	585,302,977	53,881,647	(49,530,871)	4,350,776
Exponential Technologies	3,565,161,056	692,956,689	(314,821,974)	378,134,715
Genomics Immunology and Healthcare	327,069,979	17,642,259	(76,402,946)	(58,760,687)
Robotics and Artificial Intelligence Multisector	389,968,092	46,906,272	(45,780,834)	1,125,438
Self-Driving EV and Tech	596,873,355	62,543,679	(31,283,311)	31,260,368
U.S. Tech Breakthrough Multisector	337,276,547	82,903,466	(18,609,588)	64,293,878
Virtual Work and Life Multisector	8,069,567	137,770	(2,085,831)	(1,948,061)

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

9.	LINE OF CREDIT

The iShares Cloud 5G and Tech ETF, iShares Cybersecurity and Tech ETF, iShares Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF, iShares Self-Driving EV and Tech ETF and iShares Virtual Work and Life Multisector ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on October 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Funds, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement. The Credit Agreement was terminated on August 12, 2021.

Effective August 13, 2021, the iShares Cloud 5G and Tech ETF, iShares Cybersecurity and Tech ETF, iShares Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF, iShares Self-Driving EV and Tech ETF and iShares Virtual Work and Life Multisector ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended January 31, 2022, the iShares Cloud 5G and Tech ETF, iShares Cybersecurity and Tech ETF,iShares Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF and iShares Self-Driving EV and Tech ETF did not borrow under the Credit Agreement or Syndicated Credit Agreement.

For the six months ended January 31, 2022, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Credit Agreement and Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
Virtual Work and Life Multisector	$99,000	$3,228	1.10%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience

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Notes to Financial Statements (unaudited) (continued)

significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/22		Period Ended 07/31/21
iShares ETF	Shares	Amount	Shares	Amount
Cloud 5G and Tech
Shares sold	80,000	$2,360,994	320,000	$8,031,601
Shares redeemed	(80,000)	(2,309,983)	—	—

Net increase	—	$51,011	320,000	$8,031,601

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/22		Year Ended 07/31/21
iShares ETF	Shares	Amount	Shares	Amount
Cybersecurity and Tech
Shares sold	2,100,000	$96,167,964	11,500,000	$453,252,819
Shares redeemed	(2,700,000)	(118,381,548)	(700,000)	(26,994,030)

Net increase (decrease)	(600,000)	$(22,213,584)	10,800,000	$426,258,789

Exponential Technologies
Shares sold	3,000,000	$194,626,556	18,650,000	$1,079,162,518
Shares redeemed	—	—	(13,650,000)	(755,281,538)

Net increase	3,000,000	$194,626,556	5,000,000	$323,880,980

Genomics Immunology and Healthcare
Shares sold	1,050,000	$51,613,485	4,600,000	$217,819,944
Shares redeemed	(500,000)	(17,999,705)	(1,850,000)	(85,055,625)

Net increase	550,000	$33,613,780	2,750,000	$132,764,319

Robotics and Artificial Intelligence Multisector
Shares sold	800,000	$34,386,688	6,400,000	$263,467,814
Shares redeemed	(800,000)	(30,665,778)	(1,400,000)	(55,461,784)

Net increase	—	$3,720,910	5,000,000	$208,006,030

Self-Driving EV and Tech
Shares sold	3,800,000	$206,663,909	8,000,000	$353,574,131
Shares redeemed	(100,000)	(5,466,601)	(500,000)	(21,118,059)

Net increase	3,700,000	$201,197,308	7,500,000	$332,456,072

U.S. Tech Breakthrough Multisector
Shares sold	700,000	$29,288,940	2,200,000	$81,664,317
Shares redeemed	(700,000)	(29,178,808)	(2,900,000)	(101,468,158)

Net increase (decrease)	—	$110,132	(700,000)	$(19,803,841)

	Six Months Ended 01/31/22		Period Ended 07/31/22
iShares ETF	Shares	Amount	Shares	Amount
Virtual Work and Life Multisector
Shares sold	100,000	$2,213,934	400,000	$10,935,506
Shares redeemed	(100,000)	(2,762,507)	(100,000)	(3,016,863)

Net increase (decrease)	—	$(548,573)	300,000	$7,918,643

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Cloud 5G and Tech ETF, iShares Cybersecurity and Tech ETF, iShares Exponential Technologies ETF, iShares Genomics Immunology and Healthcare ETF, iShares Robotics and Artificial Intelligence Multisector ETF, iShares Self-Driving EV and Tech ETF, iShares U.S. Tech Breakthrough Multisector ETF and iShares Virtual Work and Life Multisector ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	65

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Cloud 5G and Tech(a)	$0.118953	$—	$0.019929	$0.138882	86%	—%	14%	100%
Cybersecurity and Tech(a)	0.201802	—	0.010831	0.212633	95	—	5	100
Exponential Technologies(a)	0.211351	—	0.069038	0.280389	75	—	25	100
Genomics Immunology and Healthcare(a)	0.239098	—	0.017260	0.256358	93	—	7	100
Robotics and Artificial Intelligence Multisector(a)	0.619362	—	0.292590	0.911952	68	—	32	100
Self-Driving EV and Tech(a)	0.391130	—	0.012861	0.403991	97	—	3	100
U.S. Tech Breakthrough Multisector(a)	0.076381	—	0.005392	0.081773	93	—	7	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	67

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC or Morningstar Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-101-0122

JANUARY 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares MSCI ACWI ETF | ACWI | NASDAQ

•  iShares MSCI ACWI Low Carbon Target ETF | CRBN | NYSE Arca

•  iShares MSCI All Country Asia ex Japan ETF | AAXJ | NASDAQ

•  iShares MSCI Europe Financials ETF | EUFN | NASDAQ

•  iShares MSCI Europe Small-Cap ETF | IEUS | NASDAQ

•  iShares MSCI Kokusai ETF | TOK | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	3.44%	23.29%

U.S. small cap equities (Russell 2000® Index)	(8.41)	(1.21)

International equities (MSCI Europe, Australasia, Far East Index)	(3.43)	7.03

Emerging market equities (MSCI Emerging Markets Index)	(4.59)	(7.23)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.87)	(4.43)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(3.17)	(2.97)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.56)	(1.22)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(1.55)	2.05

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2022	iShares® MSCI ACWI ETF

Investment Objective

The iShares MSCI ACWI ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market equities, as represented by the MSCI ACWI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.08%	13.60%	12.90%	10.87%	13.60%	83.45%	180.65%
Fund Market	(0.08)	13.63	12.86	10.87	13.63	83.14	180.71
Index	(0.32)	13.23	12.64	10.66	13.23	81.34	175.42

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,000.80	$ 1.61		$ 1,000.00	$ 1,023.60	$ 1.63		0.32%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	22.8%
Financials	14.7
Consumer Discretionary	12.1
Health Care	11.4
Industrials	9.4
Communication Services	8.5
Consumer Staples	6.9
Materials	4.8
Energy	4.0
Utilities	2.7
Real Estate	2.7

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	60.0%
Japan	5.5
China	3.8
United Kingdom	3.7
Canada	3.1
France	2.9
Switzerland	2.5
Germany	2.2
Australia	1.9
Taiwan	1.8

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2022	iShares® MSCI ACWI Low Carbon Target ETF

Investment Objective

The iShares MSCI ACWI Low Carbon Target ETF (the “Fund”) seeks to track the investment results of an index composed of large and mid-capitalization developed and emerging market equities with a lower carbon exposure than that of the broad market, as represented by the MSCI ACWI Low Carbon Target Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(0.09)%	13.54%	12.98%	10.10%	13.54%	84.05%	99.03%
Fund Market	(0.14)	13.47	12.93	10.11	13.47	83.70	99.16
Index	(0.58)	12.89	12.67	9.77	12.89	81.54	94.69

The inception date of the Fund was 12/8/14. The first day of secondary market trading was 12/9/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 999.10	$ 1.01		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	23.0%
Financials	16.2
Consumer Discretionary	11.9
Health Care	11.4
Industrials	10.2
Communication Services	8.6
Consumer Staples	7.5
Materials	3.6
Real Estate	2.8
Energy	2.8
Utilities	2.0

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	59.8%
Japan	5.6
China	3.9
United Kingdom	3.7
Canada	3.6
France	2.6
Switzerland	2.5
Germany	2.0
Taiwan	1.9
Australia	1.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2022	iShares® MSCI All Country Asia ex Japan ETF

Investment Objective

The iShares MSCI All Country Asia ex Japan ETF (the “Fund”) seeks to track the investment results of an index composed of Asian equities, excluding Japan, as represented by the MSCI AC Asia ex Japan Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(5.19)%	(10.74)%	8.78%	5.97%	(10.74)%	52.31%	78.61%
Fund Market	(5.26)	(10.80)	8.72	6.00	(10.80)	51.92	79.02
Index	(6.20)	(11.29)	9.28	6.58	(11.29)	55.86	89.18

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 948.10	$ 3.39		$ 1,000.00	$ 1,021.70	$ 3.52		0.69%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	25.1%
Financials	19.7
Consumer Discretionary	14.7
Communication Services	10.6
Industrials	6.1
Materials	5.1
Consumer Staples	5.0
Real Estate	3.9
Health Care	3.9
Energy	3.1
Utilities	2.8

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

China	37.3%
Taiwan	18.3
India	14.3
South Korea	13.6
Hong Kong	7.3
Singapore	3.0
Thailand	2.0
Indonesia	1.7
Malaysia	1.6
Philippines	0.9

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022	iShares® MSCI Europe Financials ETF

Investment Objective

The iShares MSCI Europe Financials ETF (the “Fund”) seeks to track the investment results of an index composed of developed market European equities in the financials sector, as represented by the MSCI Europe Financials Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	8.15%	27.95%	5.19%	5.87%	27.95%	28.82%	76.88%
Fund Market	7.87	28.78	5.09	5.78	28.78	28.17	75.46
Index	7.09	26.80	5.11	5.94	26.80	28.33	78.03

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,081.50	$ 2.52		$ 1,000.00	$ 1,022.80	$ 2.45		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Banks	46.8%
Insurance	30.7
Capital Markets	16.4
Diversified Financial Services	6.1

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United Kingdom	25.5%
Switzerland	14.5
Germany	12.6
France	11.1
Sweden	7.4
Italy	7.0
Spain	6.3
Netherlands	5.8
Finland	3.4
Belgium	2.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2022	iShares® MSCI Europe Small-Cap ETF

Investment Objective

The iShares MSCI Europe Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities in Europe, as represented by the MSCI Europe Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(8.12)%	6.83%	10.40%	9.76%	6.83%	63.99%	153.77%
Fund Market	(8.17)	7.17	10.31	9.78	7.17	63.36	154.12
Index	(8.82)	6.11	10.32	9.65	6.11	63.42	151.25

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 918.80	$ 1.93		$ 1,000.00	$ 1,023.20	$ 2.04		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Industrials	25.7%
Financials	13.9
Consumer Discretionary	11.4
Real Estate	10.7
Information Technology	9.2
Health Care	7.3
Materials	7.0
Communication Services	5.2
Consumer Staples	4.4
Utilities	3.1
Energy	2.1

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United Kingdom	31.1%
Sweden	12.2
Germany	9.6
Switzerland	8.9
France	6.3
Italy	5.2
Netherlands	4.9
Norway	4.3
Spain	3.7
Belgium	3.4

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022	iShares® MSCI Kokusai ETF

Investment Objective

The iShares MSCI Kokusai ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding Japan, as represented by the MSCI Kokusai Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.81%	18.55%	14.07%	12.17%	18.55%	93.14%	215.29%
Fund Market	0.49	18.83	13.98	12.06	18.83	92.38	212.12
Index	0.52	18.11	13.81	11.91	18.11	90.93	208.02

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,008.10	$ 1.27		$ 1,000.00	$ 1,023.90	$ 1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	23.5%
Financials	14.3
Health Care	12.5
Consumer Discretionary	11.3
Industrials	9.3
Communication Services	8.2
Consumer Staples	7.1
Materials	4.2
Energy	4.0
Utilities	2.9
Real Estate	2.7

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United States	72.4%
United Kingdom	4.5
Canada	3.7
France	3.4
Switzerland	3.1
Germany	2.7
Australia	2.3
Netherlands	1.7
Sweden	1.0
Hong Kong	0.9

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.9%
Ampol Ltd.	85,079	$1,802,229
APA Group	350,535	2,377,274
Aristocrat Leisure Ltd.	190,107	5,510,777
ASX Ltd.	60,930	3,613,668
Aurizon Holdings Ltd.	607,889	1,520,850
AusNet Services Ltd.	594,946	1,094,759
Australia & New Zealand Banking Group Ltd.	770,128	14,554,523
BHP Group Ltd.(a)	810,570	25,995,428
BHP Group Ltd.	605,378	19,108,630
BlueScope Steel Ltd.	194,129	2,544,419
Brambles Ltd.	470,650	3,233,388
Cochlear Ltd.	14,002	1,920,135
Coles Group Ltd.	385,506	4,428,963
Commonwealth Bank of Australia	487,219	32,492,506
Computershare Ltd.	126,397	1,752,065
Crown Resorts Ltd.(b)	104,194	897,746
CSL Ltd.	131,880	24,429,792
Dexus	356,367	2,594,320
Domino’s Pizza Enterprises Ltd.	17,400	1,283,480
Endeavour Group Ltd./Australia	361,574	1,615,011
Evolution Mining Ltd.	485,218	1,219,077
Fortescue Metals Group Ltd.	477,416	6,703,924
Glencore PLC	2,875,608	14,980,806
Goodman Group	465,397	7,684,507
GPT Group (The)	716,803	2,540,102
IDP Education Ltd.	60,374	1,261,959
Insurance Australia Group Ltd.	503,431	1,518,536
James Hardie Industries PLC	148,524	4,998,609
Lendlease Corp. Ltd.	198,683	1,405,989
Macquarie Group Ltd.	95,704	12,509,613
Magellan Financial Group Ltd.	33,052	439,787
Medibank Pvt Ltd.	950,705	2,083,252
Mirvac Group	1,444,266	2,676,462
National Australia Bank Ltd.	878,057	16,942,499
Newcrest Mining Ltd.	232,967	3,613,635
Northern Star Resources Ltd.	368,362	2,195,409
Orica Ltd.	151,869	1,504,648
Origin Energy Ltd.	552,351	2,210,232
Qantas Airways Ltd.(b)	259,589	888,481
QBE Insurance Group Ltd.	460,715	3,657,911
Ramsay Health Care Ltd.	34,742	1,550,049
REA Group Ltd.	10,307	1,067,772
Reece Ltd.	74,810	1,154,946
Rio Tinto Ltd.	79,405	6,313,148
Rio Tinto PLC	340,588	24,006,453
Santos Ltd.	981,998	5,002,034
Scentre Group	1,576,303	3,272,635
SEEK Ltd.	126,333	2,618,024
Sonic Healthcare Ltd.	105,317	2,836,219
South32 Ltd.	1,468,937	4,041,481
Stockland	791,837	2,282,413
Suncorp Group Ltd.	451,905	3,549,214
Sydney Airport(b)	404,047	2,483,321
Tabcorp Holdings Ltd.	467,836	1,643,779
Telstra Corp. Ltd.	1,229,318	3,417,406
Transurban Group	864,807	7,639,900
Treasury Wine Estates Ltd.	231,955	1,743,428
Vicinity Centres	1,245,890	1,444,371

Security	Shares	Value

Australia (continued)
Washington H Soul Pattinson & Co. Ltd.	58,281	$1,131,462
Wesfarmers Ltd.	305,275	11,390,577
Westpac Banking Corp.	979,533	14,127,736
WiseTech Global Ltd.	47,005	1,530,922
Woodside Petroleum Ltd.	222,511	3,976,050
Woolworths Group Ltd.	361,548	8,819,769

		360,848,510

Austria — 0.1%
Erste Group Bank AG	84,150	3,933,220
OMV AG	61,561	3,767,802
Raiffeisen Bank International AG	16,529	464,585
Verbund AG	14,232	1,507,313
voestalpine AG	38,209	1,270,263

		10,943,183

Belgium — 0.2%
Ageas SA/NV	52,735	2,538,375
Anheuser-Busch InBev SA/NV	205,641	12,963,835
Elia Group SA/NV	7,053	951,765
Etablissements Franz Colruyt NV	12,446	505,553
Groupe Bruxelles Lambert SA	46,157	4,952,780
KBC Group NV	68,907	5,992,797
Proximus SADP	27,221	555,868
Sofina SA	2,793	1,112,027
Solvay SA	11,314	1,363,215
UCB SA	35,965	3,578,705
Umicore SA	59,638	2,257,635

		36,772,555

Brazil — 0.4%
Ambev SA	1,287,185	3,628,775
Americanas SA(b)	157,546	940,808
Atacadao SA	94,443	296,485
B3 SA - Brasil, Bolsa, Balcao	1,801,896	4,961,059
Banco Bradesco SA	82,643	292,591
Banco BTG Pactual SA	407,368	1,854,218
Banco do Brasil SA	231,684	1,424,983
Banco Inter SA	109,136	533,955
Banco Santander Brasil SA	29,400	181,989
BB Seguridade Participacoes SA	152,100	662,811
BRF SA(b)	192,922	811,274
CCR SA	475,456	1,163,995
Centrais Eletricas Brasileiras SA	149,332	992,435
Cia. de Saneamento Basico do Estado de Sao Paulo	110,000	773,921
Cia. Siderurgica Nacional SA	191,583	921,457
Cosan SA	334,304	1,496,470
Energisa SA	10,000	82,202
Engie Brasil Energia SA	25,800	197,748
Equatorial Energia SA	266,300	1,151,438
Hapvida Participacoes e Investimentos SA(c)	370,090	882,345
Hypera SA	187,063	1,095,936
JBS SA	290,961	1,922,717
Klabin SA	218,081	1,021,799
Localiza Rent a Car SA	152,985	1,688,277
Lojas Renner SA	214,375	1,135,238
Magazine Luiza SA	796,400	1,049,848
Natura & Co. Holding SA(b)	293,123	1,253,063
Notre Dame Intermedica Participacoes SA	142,894	1,915,981
Petroleo Brasileiro SA	766,796	5,093,105
Raia Drogasil SA	298,903	1,303,665
Rumo SA(b)	406,988	1,197,181

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Suzano SA	206,795	$2,305,468
Telefonica Brasil SA	176,398	1,650,337
TIM SA	335,031	837,246
Ultrapar Participacoes SA	234,821	668,188
Vale SA	1,101,000	16,767,645
Vibra Energia SA	296,382	1,278,158
WEG SA	445,454	2,697,840

		68,132,651

Canada — 3.1%
Agnico Eagle Mines Ltd.	69,513	3,319,934
Air Canada(a)(b)	52,213	938,984
Algonquin Power & Utilities Corp.	79,222	1,131,164
Alimentation Couche-Tard Inc.	243,726	9,830,336
AltaGas Ltd.	67,237	1,381,079
Ballard Power Systems Inc.(a)(b)	83,724	873,367
Bank of Montreal	185,997	21,052,786
Bank of Nova Scotia (The)	330,737	23,822,743
Barrick Gold Corp.	476,694	9,123,994
Bausch Health Cos Inc.(b)	96,036	2,360,953
BCE Inc.	53,571	2,798,344
BlackBerry Ltd.(a)(b)	137,460	1,131,127
Brookfield Asset Management Inc., Class A	392,153	21,595,178
Brookfield Renewable Corp., Class A	31,800	1,087,977
CAE Inc.(b)	68,870	1,739,155
Cameco Corp.	124,419	2,418,592
Canadian Apartment Properties REIT	29,934	1,316,611
Canadian Imperial Bank of Commerce	128,002	16,073,382
Canadian National Railway Co.	195,292	23,802,533
Canadian Natural Resources Ltd.	345,548	17,577,102
Canadian Pacific Railway Ltd.	261,451	18,704,601
Canadian Tire Corp. Ltd., Class A, NVS	18,326	2,645,927
Canadian Utilities Ltd., Class A, NVS	91,400	2,655,392
Canopy Growth Corp.(a)(b)	76,420	614,414
CCL Industries Inc., Class B, NVS	60,996	3,189,076
Cenovus Energy Inc.	367,279	5,342,398
CGI Inc.(b)	52,567	4,488,138
Constellation Software Inc.	6,237	10,742,222
Dollarama Inc.	89,128	4,598,911
Emera Inc.	39,917	1,891,359
Empire Co. Ltd., Class A, NVS	33,415	1,030,985
Enbridge Inc.	566,866	23,965,212
Fairfax Financial Holdings Ltd.	8,611	4,157,992
First Quantum Minerals Ltd.	177,117	4,362,611
FirstService Corp.	9,801	1,562,809
Fortis Inc.	108,002	5,130,127
Franco-Nevada Corp.	54,321	7,182,260
George Weston Ltd.	15,637	1,705,228
GFL Environmental Inc.	50,650	1,663,961
Gildan Activewear Inc.	65,879	2,622,411
Great-West Lifeco Inc.	50,422	1,575,154
Hydro One Ltd.(c)	58,036	1,499,353
iA Financial Corp. Inc.	21,307	1,386,384
Imperial Oil Ltd.	84,898	3,473,662
Intact Financial Corp.	33,299	4,511,731
Ivanhoe Mines Ltd., Class A(b)	163,764	1,402,974
Keyera Corp.	53,345	1,255,201
Kinross Gold Corp.	433,327	2,341,940
Kirkland Lake Gold Ltd.	65,596	2,470,783
Lightspeed Commerce Inc.(b)	33,620	1,091,265
Loblaw Companies Ltd.	40,839	3,150,754

Security	Shares	Value

Canada (continued)
Lundin Mining Corp.	117,912	$982,329
Magna International Inc.	83,132	6,697,516
Manulife Financial Corp.	550,315	11,459,574
Metro Inc.	55,150	2,949,808
National Bank of Canada	77,654	6,212,809
Nutrien Ltd.	163,360	11,409,433
Nuvei Corp.(b)(c)	17,998	1,096,885
Onex Corp.	17,206	1,235,952
Open Text Corp.	98,404	4,709,829
Pan American Silver Corp.	64,885	1,404,229
Parkland Corp.	46,850	1,245,746
Pembina Pipeline Corp.	167,885	5,330,479
Power Corp. of Canada	198,832	6,391,280
Quebecor Inc., Class B	33,521	792,700
Restaurant Brands International Inc.	79,700	4,457,908
RioCan REIT	19,664	342,339
Ritchie Bros Auctioneers Inc.	31,110	1,896,238
Rogers Communications Inc., Class B, NVS	107,741	5,464,392
Royal Bank of Canada	396,119	45,163,456
Saputo Inc.	107,198	2,402,605
Shaw Communications Inc., Class B, NVS	133,719	3,985,850
Shopify Inc., Class A(b)	31,703	30,600,634
Sun Life Financial Inc.	164,372	9,309,004
Suncor Energy Inc.	432,463	12,356,572
TC Energy Corp.	263,646	13,614,226
Teck Resources Ltd., Class B	141,733	4,377,483
TELUS Corp.	199,435	4,692,680
TFI International Inc.	22,204	2,137,167
Thomson Reuters Corp.	54,600	5,861,398
TMX Group Ltd.	15,578	1,584,700
Toronto-Dominion Bank (The)	509,838	40,834,368
Tourmaline Oil Corp.	84,341	3,006,989
Waste Connections Inc.	72,884	9,088,635
West Fraser Timber Co. Ltd.	24,111	2,231,759
Wheaton Precious Metals Corp.	133,163	5,368,842
WSP Global Inc.	25,825	3,443,604

		569,929,994

Chile — 0.0%
Banco de Chile	10,926,568	1,092,624
Banco de Credito e Inversiones SA	27,269	987,674
Banco Santander Chile	20,117,998	999,561
Cia. Cervecerias Unidas SA	107,516	891,062
Empresas CMPC SA	347,634	638,069
Empresas COPEC SA	142,808	1,198,501
Enel Americas SA	8,787,673	1,036,117
Enel Chile SA	9,195,982	360,271
Falabella SA	183,898	654,544

		7,858,423

China — 3.7%
Yankuang Energy Group Co. Ltd., Class H(a)	576,000	1,220,341
360 DigiTech Inc.	26,857	531,500
3SBio Inc.(b)(c)	358,500	283,858
51job Inc., ADR(b)	11,886	599,054
AAC Technologies Holdings Inc.(a)	193,000	586,020
Agile Group Holdings Ltd.	228,000	120,862
Agora Inc., ADR(b)	17,308	197,830
Agricultural Bank of China Ltd., Class A	5,287,900	2,464,949
Agricultural Bank of China Ltd., Class H	3,839,000	1,460,642
Aier Eye Hospital Group Co. Ltd., Class A	391,748	2,005,795

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Air China Ltd., Class H(b)	700,000	$527,722
Akeso Inc.(a)(b)(c)	77,000	209,155
Alibaba Group Holding Ltd.(b)	4,214,176	66,051,147
Alibaba Health Information Technology Ltd.(a)(b)	1,134,000	854,751
Alibaba Pictures Group Ltd.(b)	3,820,000	432,590
A-Living Smart City Services Co. Ltd., Class A(c)	151,750	295,435
Aluminum Corp. of China Ltd., Class H(a)(b)	1,462,000	769,401
Anhui Conch Cement Co. Ltd., Class A	417,992	2,582,064
Anhui Conch Cement Co. Ltd., Class H	71,500	378,201
ANTA Sports Products Ltd.(a)	272,000	4,084,153
Autohome Inc., ADR	20,435	680,894
AviChina Industry & Technology Co. Ltd., Class H	856,000	483,085
Baidu Inc., ADR(b)	77,786	12,425,536
Bank of China Ltd., Class H	21,206,000	8,265,941
Bank of Communications Co. Ltd., Class A	3,975,800	2,969,077
Bank of Communications Co. Ltd., Class H	1,058,000	709,645
Bank of Ningbo Co. Ltd., Class A	400,115	2,474,042
Bank of Shanghai Co. Ltd., Class A	2,570,351	2,846,570
BeiGene Ltd., ADR(a)(b)	14,264	3,460,161
Beijing Capital International Airport Co. Ltd., Class H(b)	552,000	368,530
Beijing Enterprises Holdings Ltd.	67,500	230,106
Beijing Enterprises Water Group Ltd.	1,114,000	434,504
Bilibili Inc., ADR(a)(b)	46,863	1,653,795
BOC Aviation Ltd.(c)	70,100	589,344
Bosideng International Holdings Ltd.(a)	1,128,000	549,828
BYD Co. Ltd., Class A	59,500	2,218,601
BYD Co. Ltd., Class H	193,500	5,723,160
BYD Electronic International Co. Ltd.(a)	194,500	588,261
CanSino Biologics Inc., Class H(b)(c)	26,000	435,541
CGN Power Co. Ltd., Class H(c)	6,123,000	1,691,780
China Bohai Bank Co. Ltd., Class H(c)	817,500	204,452
China Cinda Asset Management Co. Ltd., Class H	554,000	101,320
China CITIC Bank Corp. Ltd., Class H	2,139,000	1,020,504
China Communications Services Corp. Ltd., Class H	582,000	309,798
China Conch Venture Holdings Ltd.	553,000	2,628,784
China Construction Bank Corp., Class H	26,618,260	20,425,476
China Education Group Holdings Ltd.	351,000	307,215
China Everbright Bank Co. Ltd., Class A	5,073,400	2,675,561
China Everbright Environment Group Ltd.	1,206,000	895,873
China Evergrande Group(a)(b)	740,000	158,136
China Feihe Ltd.(c)	1,054,000	1,461,647
China Galaxy Securities Co. Ltd., Class H	1,295,500	768,199
China Gas Holdings Ltd.	819,800	1,392,825
China Hongqiao Group Ltd.	568,500	642,364
China Huishan Dairy Holdings Co. Ltd.(b)(d)	813,015	1
China International Capital Corp. Ltd., Class H(c)	458,800	1,249,779
China Jinmao Holdings Group Ltd.	1,386,000	503,492
China Lesso Group Holdings Ltd.	391,000	679,756
China Life Insurance Co. Ltd., Class H	2,093,000	3,679,280
China Literature Ltd.(b)(c)	111,000	672,257
China Longyuan Power Group Corp. Ltd., Class H	996,000	2,032,127
China Medical System Holdings Ltd.	431,000	721,722
China Meidong Auto Holdings Ltd.	214,000	1,004,737
China Mengniu Dairy Co. Ltd.	770,000	4,551,180
China Merchants Bank Co. Ltd., Class A	655,800	5,098,488
China Merchants Bank Co. Ltd., Class H	954,288	7,976,054
China Merchants Port Holdings Co. Ltd.	426,000	787,320
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	760,922	1,624,639

Security	Shares	Value

China (continued)
China Minsheng Banking Corp. Ltd., Class A	3,927,200	$2,400,737
China Minsheng Banking Corp. Ltd., Class H	13,500	5,381
China Molybdenum Co. Ltd., Class H	1,377,000	707,604
China National Building Material Co. Ltd., Class H	1,014,000	1,317,036
China Oilfield Services Ltd., Class H	670,000	658,918
China Overseas Land & Investment Ltd.	1,075,000	3,172,838
China Overseas Property Holdings Ltd.	515,000	598,090
China Pacific Insurance Group Co. Ltd., Class A	634,697	2,641,508
China Pacific Insurance Group Co. Ltd., Class H	404,600	1,231,682
China Petroleum & Chemical Corp., Class H	7,051,200	3,691,937
China Power International Development Ltd.	1,853,000	917,074
China Railway Group Ltd., Class H	1,193,000	736,418
China Resources Beer Holdings Co. Ltd.	396,000	2,956,489
China Resources Cement Holdings Ltd.	506,000	436,034
China Resources Gas Group Ltd.	258,000	1,290,488
China Resources Land Ltd.	762,000	3,683,217
China Resources Mixc Lifestyle Services Ltd.(c)	155,000	911,043
China Resources Power Holdings Co. Ltd.	576,000	1,402,723
China Shenhua Energy Co. Ltd., Class H	1,124,000	2,764,644
China Southern Airlines Co. Ltd., Class H(a)(b)	732,000	468,660
China State Construction Engineering Corp. Ltd., Class A	4,854,677	3,976,207
China State Construction International Holdings Ltd.	686,000	812,065
China Taiping Insurance Holdings Co. Ltd.	685,600	969,958
China Tourism Group Duty Free Corp. Ltd., Class A	48,592	1,592,344
China Tower Corp. Ltd., Class H(c)	11,666,000	1,409,238
China Traditional Chinese Medicine Holdings Co. Ltd.	1,174,000	684,651
China Vanke Co. Ltd., Class A	674,896	2,162,157
China Vanke Co. Ltd., Class H	147,200	380,548
China Yangtze Power Co. Ltd., Class A	948,210	3,270,136
China Yuhua Education Corp. Ltd.(c)	604,000	131,424
Chinasoft International Ltd.	896,000	896,601
Chindata Group Holdings Ltd., ADR(a)(b)	33,952	173,834
Chongqing Zhifei Biological Products Co. Ltd., Class A	58,100	975,596
CIFI Ever Sunshine Services Group Ltd.	214,000	386,189
CIFI Holdings Group Co. Ltd.	866,900	565,922
CITIC Ltd.	1,415,000	1,589,194
CITIC Securities Co. Ltd., Class A	1,060,083	4,147,398
CITIC Securities Co. Ltd., Class H	619,500	1,658,909
Contemporary Amperex Technology Co. Ltd., Class A	49,000	4,728,093
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	1,229,800	2,237,288
COSCO SHIPPING Ports Ltd.	490,000	390,335
Country Garden Holdings Co. Ltd.	2,122,866	1,743,629
Country Garden Services Holdings Co. Ltd.	460,000	2,717,316
CSPC Pharmaceutical Group Ltd.	2,587,120	3,144,358
Dada Nexus Ltd., ADR(b)	21,602	235,894
Dali Foods Group Co. Ltd.(c)	1,218,000	703,972
Daqo New Energy Corp., ADR(b)	19,865	796,984
DiDi Global Inc.(a)(b)	86,854	313,543
Dongfeng Motor Group Co. Ltd., Class H	670,000	590,836
Dongyue Group Ltd.	508,000	621,748
ENN Energy Holdings Ltd.	216,100	3,440,369
Far East Horizon Ltd.	462,000	395,219
Flat Glass Group Co. Ltd., Class H(a)	195,000	782,854
Foshan Haitian Flavouring & Food Co. Ltd., Class A	99,292	1,519,569
Fosun International Ltd.	673,000	763,616
Fuyao Glass Industry Group Co. Ltd., Class H(c)	219,600	1,189,179
Ganfeng Lithium Co. Ltd., Class H(a)(c)	107,200	1,703,443
GDS Holdings Ltd., ADR(a)(b)	32,810	1,439,703

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Geely Automobile Holdings Ltd.	1,559,000	$3,374,856
Genscript Biotech Corp.(b)	368,000	1,172,233
GF Securities Co. Ltd., Class H	457,400	792,825
GOME Retail Holdings Ltd.(a)(b)	3,502,000	239,875
Great Wall Motor Co. Ltd., Class H	983,000	2,666,965
Greentown China Holdings Ltd.	237,000	391,300
Greentown Service Group Co. Ltd.	488,000	535,751
Guangdong Investment Ltd.	986,000	1,408,436
Guangzhou Automobile Group Co. Ltd., Class H	836,000	821,189
Guangzhou R&F Properties Co. Ltd., Class H(a)	370,800	165,045
Haidilao International Holding Ltd.(a)(c)	291,000	630,707
Haier Smart Home Co. Ltd., Class H	701,600	2,812,743
Haitian International Holdings Ltd.	196,000	509,926
Haitong Securities Co. Ltd., Class H	892,800	803,443
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	46,800	490,269
Hansoh Pharmaceutical Group Co. Ltd.(c)	394,000	812,196
Hello Group Inc., ADR	44,747	435,388
Hengan International Group Co. Ltd.(a)	161,500	789,462
HengTen Networks Group Ltd.(a)(b)	1,196,000	369,210
Hopson Development Holdings Ltd.	189,290	394,417
Hua Hong Semiconductor Ltd.(b)(c)	182,000	885,973
Huaneng Power International Inc., Class H	1,298,000	683,273
Huatai Securities Co. Ltd., Class H(c)	604,200	1,074,034
Huazhu Group Ltd., ADR(b)	62,487	2,469,486
Hygeia Healthcare Holdings Co. Ltd.(a)(c)	108,200	490,538
I-Mab, ADR(b)	18,449	465,837
Industrial & Commercial Bank of China Ltd., Class A	3,848,391	2,825,064
Industrial & Commercial Bank of China Ltd., Class H	13,567,260	8,219,659
Industrial Bank Co. Ltd., Class A	855,000	2,828,674
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	369,200	2,225,051
Innovent Biologics Inc.(a)(b)(c)	334,000	1,414,425
iQIYI Inc., ADR(a)(b)	80,052	326,612
JD Health International Inc.(b)(c)	96,950	783,081
JD.com Inc., Class A(b)	571,040	21,643,209
Jiangsu Expressway Co. Ltd., Class H	280,000	292,559
Jiangsu Hengrui Medicine Co. Ltd., Class A	258,518	1,667,398
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	58,600	1,454,050
Jiangxi Copper Co. Ltd., Class H	310,000	508,325
Jinxin Fertility Group Ltd.(a)(b)(c)	425,500	426,219
Jiumaojiu International Holdings Ltd.(c)	307,000	662,993
JOYY Inc., ADR	17,846	902,294
Kanzhun Ltd.(a)(b)	19,191	581,295
KE Holdings Inc., ADR(b)	95,078	2,071,750
Kingboard Holdings Ltd.	266,500	1,286,588
Kingboard Laminates Holdings Ltd.	494,000	847,237
Kingdee International Software Group Co. Ltd.(b)	798,000	1,828,490
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	17,291	146,109
Kingsoft Corp. Ltd.	278,600	1,251,992
Kuaishou Technology(b)(c)	138,400	1,582,016
Kunlun Energy Co. Ltd.	1,192,000	1,236,160
Kweichow Moutai Co. Ltd., Class A	22,532	6,729,345
KWG Group Holdings Ltd.	378,000	206,685
Lenovo Group Ltd.	2,190,000	2,373,320
Li Auto Inc., ADR(a)(b)	153,171	3,996,231
Li Ning Co. Ltd.	569,500	5,557,181
Logan Group Co. Ltd.	214,000	133,114
Longfor Group Holdings Ltd.(c)	498,000	2,987,415
LONGi Green Energy Technology Co. Ltd., Class A	151,800	1,700,004
Luxshare Precision Industry Co. Ltd., Class A	262,140	1,963,951

Security	Shares	Value

China (continued)
Meituan, Class B(b)(c)	1,139,300	$33,990,267
Microport Scientific Corp.	220,200	634,676
Ming Yuan Cloud Group Holdings Ltd.	208,000	428,876
Minth Group Ltd.	222,000	1,026,631
MMG Ltd.(b)	828,000	268,839
Muyuan Foods Co. Ltd., Class A	325,312	2,829,150
NetEase Inc.	530,990	11,086,798
New China Life Insurance Co. Ltd., Class H	231,500	660,292
New Oriental Education & Technology Group Inc., ADR(b)	433,173	619,437
Nine Dragons Paper Holdings Ltd.	366,000	365,587
NIO Inc., ADR(a)(b)	342,088	8,384,577
Noah Holdings Ltd., ADR(a)(b)	10,686	335,434
Nongfu Spring Co. Ltd., Class H(c)	495,200	2,998,238
People’s Insurance Co. Group of China Ltd. (The), Class H	1,986,000	628,469
PetroChina Co. Ltd., Class H	5,782,000	2,867,246
Pharmaron Beijing Co. Ltd., Class H(c)	67,600	860,000
PICC Property & Casualty Co. Ltd., Class H	1,492,000	1,390,175
Pinduoduo Inc., ADR(b)	127,174	7,610,092
Ping An Bank Co. Ltd., Class A	883,100	2,213,415
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	158,100	504,455
Ping An Insurance Group Co. of China Ltd., Class A	530,600	4,192,114
Ping An Insurance Group Co. of China Ltd., Class H	1,541,000	12,229,098
Poly Developments and Holdings Group Co. Ltd., Class A	745,799	1,837,679
Postal Savings Bank of China Co. Ltd., Class A	2,574,200	2,291,352
Postal Savings Bank of China Co. Ltd., Class H(c)	1,333,000	1,110,589
Powerlong Real Estate Holdings Ltd.	316,000	176,383
RLX Technology Inc., ADR(a)(b)	176,612	591,650
SAIC Motor Corp. Ltd., Class A	607,913	1,805,936
Sany Heavy Equipment International Holdings Co. Ltd.	555,000	582,003
Seazen Group Ltd.	534,000	361,253
Shandong Gold Mining Co. Ltd., Class H(a)(c)	262,000	442,164
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	796,000	980,984
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	187,500	751,859
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	277,000	254,784
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	213,700	417,243
Shanghai Pudong Development Bank Co. Ltd., Class A	2,650,752	3,515,746
Shenzhen International Holdings Ltd.	296,500	300,866
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	31,800	1,613,445
Shenzhou International Group Holdings Ltd.	207,100	3,842,729
Shimao Group Holdings Ltd.(a)	279,000	205,622
Shimao Services Holdings Ltd.(c)	146,000	116,700
Silergy Corp.	22,000	2,973,618
Sinopharm Group Co. Ltd., Class H	373,600	835,666
Sinotruk Hong Kong Ltd.	188,000	279,642
Smoore International Holdings Ltd.(c)	479,000	2,061,052
Sun Art Retail Group Ltd.(a)	593,500	216,735
Sunac China Holdings Ltd.	673,000	829,352
Sunac Services Holdings Ltd.(b)(c)	294,000	334,469
Sunny Optical Technology Group Co. Ltd.	207,100	5,346,816
TAL Education Group, ADR(b)	113,584	324,850
Tencent Holdings Ltd.	1,586,300	99,401,166

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Tencent Music Entertainment Group, ADR(b)	178,321	$1,102,024
Tingyi Cayman Islands Holding Corp.	622,000	1,288,651
Tongcheng Travel Holdings Ltd.(b)	396,800	816,521
Topsports International Holdings Ltd.(c)	412,000	372,266
TravelSky Technology Ltd., Class H	374,000	699,357
Trip.com Group Ltd., ADR(b)	143,256	3,812,042
Tsingtao Brewery Co. Ltd., Class H	178,000	1,601,992
Uni-President China Holdings Ltd.	421,000	397,899
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	93,000	360,152
Vinda International Holdings Ltd.(a)	129,000	347,154
Vipshop Holdings Ltd., ADR(b)	119,864	1,115,934
Vnet Group Inc., ADR(a)(b)	25,245	250,430
Wanhua Chemical Group Co. Ltd., Class A	141,853	2,045,850
Want Want China Holdings Ltd.(a)	1,625,000	1,594,314
Weibo Corp., ADR(a)(b)	17,521	607,103
Weichai Power Co. Ltd., Class H	607,000	1,101,481
Weimob Inc.(a)(b)(c)	659,000	497,813
Wens Foodstuffs Group Co. Ltd., Class A(b)	689,316	2,192,987
Wharf Holdings Ltd. (The)	373,200	1,275,434
Wuliangye Yibin Co. Ltd., Class A	94,400	2,968,845
WuXi AppTec Co. Ltd., Class A	142,659	2,370,425
WuXi AppTec Co. Ltd., Class H(c)	91,712	1,315,449
Wuxi Biologics Cayman Inc., New(b)(c)	997,000	9,992,696
Xiaomi Corp., Class B(b)(c)	4,103,200	8,704,399
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	296,400	516,737
Xinyi Solar Holdings Ltd.	1,402,000	2,249,180
XPeng Inc., ADR(b)	109,121	3,829,056
Yadea Group Holdings Ltd.(c)	446,000	635,100
Yihai International Holding Ltd.(a)	156,000	665,960
Yum China Holdings Inc.	118,813	5,723,222
Zai Lab Ltd., ADR(a)(b)	22,700	1,127,509
Zhejiang Expressway Co. Ltd., Class H	448,000	383,817
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	137,100	472,143
Zhongsheng Group Holdings Ltd.	187,000	1,436,556
Zhuzhou CRRC Times Electric Co. Ltd.	152,900	807,570
Zijin Mining Group Co. Ltd., Class H	1,926,000	2,500,352
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	505,000	330,754
ZTE Corp., Class H	205,200	554,500
ZTO Express Cayman Inc., ADR	108,382	3,255,795

		694,849,258

Colombia — 0.0%
Ecopetrol SA	2,469,114	1,816,912
Grupo de Inversiones Suramericana SA	143,390	989,764
Interconexion Electrica SA ESP	26,649	159,309

		2,965,985

Czech Republic — 0.0%
CEZ AS	75,967	2,818,634
Komercni Banka AS	43,859	1,944,853

		4,763,487

Denmark — 0.6%
Ambu A/S, Class B(a)	49,865	1,056,588
AP Moller - Maersk A/S, Class A	1,975	6,616,751
AP Moller - Maersk A/S, Class B, NVS	538	1,932,573
Carlsberg A/S, Class B	33,011	5,345,491
Chr Hansen Holding A/S	31,583	2,532,812
Coloplast A/S, Class B	26,596	3,867,650

Security	Shares	Value

Denmark (continued)
Danske Bank A/S	187,441	$3,638,461
Demant A/S(b)	24,815	1,097,898
DSV A/S	60,179	12,227,208
Genmab A/S(b)	19,237	6,550,766
GN Store Nord A/S	33,848	2,048,277
Novo Nordisk A/S, Class B	474,308	47,178,585
Novozymes A/S, Class B	60,568	4,157,837
Orsted A/S(c)	43,220	4,604,875
Pandora A/S	31,423	3,416,929
Tryg A/S	114,211	2,706,322
Vestas Wind Systems A/S	289,083	7,822,699

		116,801,722

Egypt — 0.0%
Commercial International Bank Egypt SAE(b)	423,208	1,387,171

Finland — 0.3%
Elisa OYJ	32,204	1,891,721
Fortum OYJ	140,066	3,812,559
Kesko OYJ, Class B	78,582	2,481,870
Kone OYJ, Class B	76,639	4,963,460
Neste OYJ	122,523	5,525,728
Nokia OYJ(b)	1,536,805	9,164,927
Nordea Bank Abp	886,572	10,530,420
Orion OYJ, Class B	23,974	974,848
Sampo OYJ, Class A	139,012	6,899,558
Stora Enso OYJ, Class R	184,976	3,765,565
UPM-Kymmene OYJ	154,734	5,639,511
Wartsila OYJ Abp	158,146	1,952,535

		57,602,702

France — 2.9%
Accor SA(b)	70,728	2,599,349
Aeroports de Paris(b)	5,652	766,981
Air Liquide SA	134,599	23,024,402
Airbus SE(b)	169,008	21,581,176
Alstom SA	83,901	2,720,047
Amundi SA(c)	12,544	975,124
ArcelorMittal SA	189,781	5,637,260
Arkema SA	24,295	3,592,455
AXA SA	497,581	15,758,886
BioMerieux	10,445	1,224,811
BNP Paribas SA	309,266	22,078,309
Bollore SA	77,745	419,062
Bouygues SA	74,330	2,621,400
Bureau Veritas SA	30,201	864,121
Capgemini SE	49,080	11,033,987
Carrefour SA	179,078	3,408,139
Cie. de Saint-Gobain	153,000	10,353,122
Cie. Generale des Etablissements Michelin SCA	53,087	8,882,719
CNP Assurances	39,111	962,724
Covivio	9,045	755,331
Credit Agricole SA	320,695	4,824,678
Danone SA	171,319	10,681,922
Dassault Systemes SE	147,373	7,126,718
Edenred	86,354	3,709,108
Eiffage SA	15,205	1,597,638
Electricite de France SA	120,895	1,162,793
Engie SA	521,569	8,022,671
EssilorLuxottica SA	81,813	15,477,827
Eurazeo SE	3,235	257,048
Eurofins Scientific SE	31,663	3,179,056

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Faurecia SE	20,898	$926,368
Gecina SA	5,927	804,248
Getlink SE	192,299	3,033,490
Hermes International	9,013	13,532,289
Ipsen SA	10,773	1,048,221
Kering SA	21,248	15,867,258
Klepierre SA	37,921	1,008,632
La Francaise des Jeux SAEM(c)	26,670	1,104,234
Legrand SA	80,814	8,224,686
L’Oreal SA	71,547	30,561,060
LVMH Moet Hennessy Louis Vuitton SE	77,733	63,848,115
Orange SA	390,725	4,590,024
Orpea SA	12,481	547,968
Pernod Ricard SA	62,142	13,292,133
Publicis Groupe SA	76,960	5,214,877
Remy Cointreau SA	4,015	837,261
Renault SA(b)	63,603	2,527,737
Safran SA	92,753	11,229,533
Sanofi	318,957	33,350,785
Sartorius Stedim Biotech	6,775	2,970,913
Schneider Electric SE	157,882	26,744,471
SEB SA	5,107	775,089
Societe Generale SA	208,165	7,727,154
Sodexo SA	14,360	1,335,532
Teleperformance	12,517	4,713,767
Thales SA	20,704	1,909,891
TotalEnergies SE	703,325	39,996,279
Ubisoft Entertainment SA(b)	29,361	1,684,866
Unibail-Rodamco-Westfield(a)(b)	35,999	2,743,023
Valeo	77,184	2,160,272
Veolia Environnement SA	201,063	7,263,355
Vinci SA	144,298	15,816,003
Vivendi SE	226,722	2,971,275
Wendel SE	14,952	1,624,031
Worldline SA/France(b)(c)	69,087	3,348,659

		530,632,363

Germany — 2.1%
adidas AG	53,939	14,801,789
Allianz SE, Registered	112,642	28,921,117
Aroundtown SA	279,398	1,725,711
BASF SE	253,199	19,392,230
Bayer AG, Registered	279,978	17,009,743
Bayerische Motoren Werke AG	98,187	10,392,397
Bechtle AG	24,411	1,465,695
Beiersdorf AG	25,708	2,557,008
Brenntag SE	30,873	2,645,083
Carl Zeiss Meditec AG, Bearer	10,635	1,710,323
Commerzbank AG(b)	302,251	2,610,029
Continental AG(b)	30,649	2,971,424
Covestro AG(c)	60,002	3,599,699
Daimler AG, Registered	242,863	19,378,944
Daimler Truck Holding AG(b)	123,846	4,366,051
Delivery Hero SE(b)(c)	39,609	3,057,417
Deutsche Bank AG, Registered(b)	573,352	7,983,079
Deutsche Boerse AG	54,147	9,624,759
Deutsche Lufthansa AG, Registered(b)	138,276	1,075,209
Deutsche Post AG, Registered	284,677	17,132,029
Deutsche Telekom AG, Registered	956,925	18,065,763
E.ON SE	638,790	8,810,492
Evonik Industries AG	44,116	1,439,226

Security	Shares	Value

Germany (continued)
Fresenius Medical Care AG & Co. KGaA	53,052	$3,607,184
Fresenius SE & Co. KGaA	116,520	4,809,987
GEA Group AG	55,600	2,626,830
Hannover Rueck SE	12,410	2,503,620
HeidelbergCement AG	40,349	2,807,829
HelloFresh SE(b)	49,403	3,289,287
Henkel AG & Co. KGaA	32,090	2,535,462
Infineon Technologies AG	378,698	15,726,473
KION Group AG	15,807	1,461,409
Knorr-Bremse AG	12,265	1,243,544
LANXESS AG	28,758	1,750,937
LEG Immobilien SE	16,406	2,176,399
Merck KGaA	38,872	8,524,562
MTU Aero Engines AG	16,283	3,464,846
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	39,501	12,505,420
Nemetschek SE	19,720	1,822,762
Puma SE	31,369	3,354,993
Rational AG	946	793,047
RWE AG	180,119	7,597,827
SAP SE	291,590	36,583,232
Scout24 SE(c)	25,909	1,547,918
Siemens AG, Registered	213,301	33,866,035
Siemens Healthineers AG(c)	61,156	3,930,022
Symrise AG	26,945	3,219,911
Telefonica Deutschland Holding AG	210,293	603,703
Uniper SE	41,367	1,871,848
United Internet AG, Registered(e)	24,593	964,455
Volkswagen AG	2,514	727,999
Vonovia SE	201,035	11,450,105
Zalando SE(b)(c)	62,055	4,925,175

		383,028,038

Greece — 0.0%
Hellenic Telecommunications Organization SA	33,207	645,456
JUMBO SA	65,225	970,174
OPAP SA	28,613	424,988

		2,040,618

Hong Kong — 0.7%
AIA Group Ltd.	3,403,600	35,532,938
BOC Hong Kong Holdings Ltd.	755,500	2,917,240
Budweiser Brewing Co. APAC Ltd.(c)	482,700	1,275,069
China Youzan Ltd.(a)(b)	5,272,000	204,617
CK Asset Holdings Ltd.	610,516	4,075,443
CK Hutchison Holdings Ltd.	647,016	4,598,552
CK Infrastructure Holdings Ltd.	207,500	1,278,691
CLP Holdings Ltd.	470,500	4,708,530
ESR Cayman Ltd.(b)(c)	644,400	2,184,967
Futu Holdings Ltd., ADR(a)(b)	17,111	740,051
Galaxy Entertainment Group Ltd.(b)	522,000	3,023,039
Hang Lung Properties Ltd.	610,000	1,303,390
Hang Seng Bank Ltd.	211,500	4,187,236
Henderson Land Development Co. Ltd.	299,003	1,307,598
HK Electric Investments & HK Electric Investments Ltd., Class SS	1,073,000	1,067,901
HKT Trust & HKT Ltd., Class SS	1,215,000	1,657,983
Hong Kong & China Gas Co. Ltd.	3,372,040	5,197,185
Hong Kong Exchanges & Clearing Ltd.	295,000	16,837,329
Hongkong Land Holdings Ltd.(a)	335,100	1,814,872
Huabao International Holdings Ltd.(a)	233,000	143,762

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Hutchmed China Ltd., ADR(b)	29,391	$800,611
Jardine Matheson Holdings Ltd.	54,100	3,195,305
Link REIT	589,800	5,063,733
Melco Resorts & Entertainment Ltd., ADR(b)	77,103	814,208
MTR Corp. Ltd.(a)	354,000	1,916,140
New World Development Co. Ltd.	483,916	1,975,495
Power Assets Holdings Ltd.	415,500	2,553,084
Sands China Ltd.(b)	680,800	1,898,378
Sino Biopharmaceutical Ltd.	3,093,000	2,133,097
Sino Land Co. Ltd.	550,000	712,632
SITC International Holdings Co. Ltd.(a)	413,000	1,574,182
Sun Hung Kai Properties Ltd.	291,000	3,550,347
Swire Pacific Ltd., Class A	136,000	823,899
Swire Properties Ltd.	195,800	521,948
Techtronic Industries Co. Ltd.	371,500	6,129,784
WH Group Ltd.(c)	3,129,500	2,093,666
Wharf Real Estate Investment Co. Ltd.	476,200	2,264,822
Xinyi Glass Holdings Ltd.	547,000	1,450,078
Yuexiu Property Co. Ltd.	381,000	387,132

		133,914,934

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC	52,196	455,174
OTP Bank Nyrt(b)	75,510	4,381,629
Richter Gedeon Nyrt	14,254	375,690

		5,212,493

India — 1.4%
Adani Enterprises Ltd.	79,307	1,838,005
Adani Green Energy Ltd.(b)	122,132	3,100,527
Adani Ports & Special Economic Zone Ltd.	172,321	1,667,885
Adani Total Gas Ltd.	77,919	1,901,705
Adani Transmission Ltd.(b)	79,307	2,118,743
Ambuja Cements Ltd.	110,208	542,550
Apollo Hospitals Enterprise Ltd.	32,722	1,966,097
Asian Paints Ltd.	124,877	5,291,791
Aurobindo Pharma Ltd.	104,792	894,716
Avenue Supermarts Ltd.(b)(c)	45,049	2,497,880
Axis Bank Ltd.(b)	577,306	6,045,896
Bajaj Auto Ltd.	20,243	970,967
Bajaj Finance Ltd.	82,028	7,768,946
Bajaj Finserv Ltd.	12,935	2,742,586
Bandhan Bank Ltd.(c)	184,727	786,780
Bharat Electronics Ltd.	296,192	838,486
Bharat Forge Ltd.	59,083	585,441
Bharat Petroleum Corp. Ltd.	207,567	1,111,495
Bharti Airtel Ltd.(b)	714,659	7,019,310
Biocon Ltd.(b)	133,312	658,445
Britannia Industries Ltd.	33,132	1,575,376
Cholamandalam Investment and Finance Co. Ltd.	127,637	1,084,646
Cipla Ltd.	147,549	1,873,110
Colgate-Palmolive India Ltd.	32,670	625,503
Container Corp. of India Ltd.	90,484	789,498
Dabur India Ltd.	160,902	1,161,259
Divi’s Laboratories Ltd.	42,055	2,283,664
DLF Ltd.	194,177	1,028,282
Dr. Reddy’s Laboratories Ltd.	37,186	2,149,721
Eicher Motors Ltd.	43,508	1,553,729
GAIL India Ltd.	451,947	881,284
Godrej Consumer Products Ltd.(b)	94,801	1,134,227
Godrej Properties Ltd.(b)	33,400	772,657

Security	Shares	Value

India (continued)
Grasim Industries Ltd.	83,399	$1,942,021
Havells India Ltd.	78,137	1,248,966
HCL Technologies Ltd.	325,151	4,825,491
HDFC Asset Management Co. Ltd.(c)	17,205	511,493
HDFC Life Insurance Co. Ltd.(c)	273,772	2,295,037
Hero MotoCorp Ltd.	35,403	1,300,764
Hindalco Industries Ltd.	411,971	2,731,056
Hindustan Unilever Ltd.	240,357	7,349,458
Housing Development Finance Corp. Ltd.	496,726	16,948,657
ICICI Bank Ltd.	1,290,087	13,859,591
ICICI Lombard General Insurance Co. Ltd.(c)	50,179	927,552
Indian Railway Catering & Tourism Corp.	75,418	885,499
Indraprastha Gas Ltd.	104,676	553,916
Info Edge India Ltd.	25,353	1,678,121
Infosys Ltd.	981,220	23,085,850
InterGlobe Aviation Ltd.(b)(c)	39,590	991,632
ITC Ltd.	943,988	2,803,573
JSW Steel Ltd.	263,197	2,242,300
Jubilant Foodworks Ltd.	25,841	1,178,996
Kotak Mahindra Bank Ltd.	179,557	4,500,586
Larsen & Toubro Infotech Ltd.(c)	14,120	1,195,030
Larsen & Toubro Ltd.	191,320	4,930,470
Lupin Ltd.	84,591	1,033,788
Mahindra & Mahindra Ltd.	233,488	2,792,713
Marico Ltd.	148,901	966,163
Maruti Suzuki India Ltd.	39,320	4,555,375
Mindtree Ltd.	20,341	1,101,762
Motherson Sumi Systems Ltd.	340,369	825,478
Motherson Sumi Wiring India Ltd., NVS	340,369	211,959
Nestle India Ltd.	8,674	2,162,965
NTPC Ltd.	1,112,071	2,132,617
Oil & Natural Gas Corp. Ltd.	689,900	1,613,190
Page Industries Ltd.	1,783	1,018,436
PI Industries Ltd.	20,687	678,929
Pidilite Industries Ltd.	44,530	1,470,500
Piramal Enterprises Ltd.	34,329	1,108,116
Power Grid Corp. of India Ltd.	697,444	2,021,400
Reliance Industries Ltd.	821,767	26,483,223
SBI Life Insurance Co. Ltd.(c)	134,576	2,236,779
Shree Cement Ltd.	3,026	989,398
Shriram Transport Finance Co. Ltd.	61,881	1,027,512
Siemens Ltd.	19,968	625,969
SRF Ltd.	44,006	1,423,399
State Bank of India	552,019	4,020,132
Sun Pharmaceutical Industries Ltd.	274,902	3,088,401
Tata Consultancy Services Ltd.	264,866	13,337,545
Tata Consumer Products Ltd.	189,405	1,854,501
Tata Motors Ltd.(b)	494,412	3,410,948
Tata Power Co. Ltd. (The)	436,976	1,454,655
Tata Steel Ltd.	215,676	3,180,254
Tech Mahindra Ltd.	193,550	3,863,589
Titan Co. Ltd.	104,512	3,332,484
UltraTech Cement Ltd.	29,524	2,869,395
UPL Ltd.	159,126	1,667,173
Vedanta Ltd.	221,160	964,721
Wipro Ltd.	393,589	3,038,850
Zomato Ltd.(b)	502,453	612,381

		268,421,966

Indonesia — 0.2%
Adaro Energy Tbk PT	4,121,700	645,383

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Astra International Tbk PT	7,471,000	$2,859,353
Bank Central Asia Tbk PT	12,955,300	6,890,886
Bank Mandiri Persero Tbk PT	4,873,814	2,553,919
Bank Negara Indonesia Persero Tbk PT	3,139,888	1,611,532
Bank Rakyat Indonesia Persero Tbk PT	18,693,530	5,320,840
Barito Pacific Tbk PT	7,598,500	472,118
Charoen Pokphand Indonesia Tbk PT	2,570,245	1,129,373
Gudang Garam Tbk PT	125,300	267,415
Indah Kiat Pulp & Paper Tbk PT	682,500	362,957
Indocement Tunggal Prakarsa Tbk PT	800,000	612,859
Indofood Sukses Makmur Tbk PT	2,751,900	1,213,582
Kalbe Farma Tbk PT	8,902,700	1,015,188
Merdeka Copper Gold Tbk PT(b)	3,997,300	1,021,881
Semen Indonesia Persero Tbk PT	1,422,700	670,051
Telkom Indonesia Persero Tbk PT	12,255,100	3,589,219
Unilever Indonesia Tbk PT	3,045,400	856,523
United Tractors Tbk PT	773,706	1,250,959

		32,344,038

Ireland — 0.6%
CRH PLC	250,774	12,586,444
Flutter Entertainment PLC, Class DI(b)	42,499	6,465,957
Horizon Therapeutics PLC(b)	60,754	5,670,171
Kerry Group PLC, Class A	57,766	7,278,375
Kingspan Group PLC	28,810	2,773,165
Linde PLC	143,369	45,688,833
Seagate Technology Holdings PLC	60,611	6,494,469
Smurfit Kappa Group PLC	93,269	4,915,801
STERIS PLC	22,769	5,109,364
Trane Technologies PLC	68,365	11,833,981

		108,816,560

Israel — 0.2%
Azrieli Group Ltd	10,219	923,953
Bank Hapoalim BM	207,863	2,157,147
Bank Leumi Le-Israel BM	221,435	2,374,888
Check Point Software Technologies Ltd.(b)	25,229	3,052,961
CyberArk Software Ltd.(a)(b)	11,340	1,555,281
Elbit Systems Ltd	7,103	1,183,238
Fiverr International Ltd.(a)(b)	8,554	729,742
ICL Group Ltd.	308,172	2,786,959
Inmode Ltd.(a)(b)	18,333	884,201
Isracard Ltd	1	5
Israel Discount Bank Ltd., Class A	219,728	1,473,462
Kornit Digital Ltd.(a)(b)	13,483	1,416,524
Mizrahi Tefahot Bank Ltd	67,788	2,620,512
Nice Ltd.(b)	19,086	4,885,589
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	321,697	2,711,906
Wix.com Ltd.(a)(b)	15,680	2,059,882

		30,816,250

Italy — 0.5%
Amplifon SpA	29,563	1,256,607
Assicurazioni Generali SpA	276,540	5,819,714
Atlantia SpA(b)	159,258	2,955,076
DiaSorin SpA	7,204	1,110,578
Enel SpA	2,246,275	17,288,675
Eni SpA	676,260	10,158,230
Ferrari NV	36,552	8,424,234
FinecoBank Banca Fineco SpA	153,952	2,588,282
Infrastrutture Wireless Italiane SpA(c)	45,609	491,775
Intesa Sanpaolo SpA	4,212,544	12,519,000

Security	Shares	Value

Italy (continued)
Mediobanca Banca di Credito Finanziario SpA	231,621	$2,653,592
Moncler SpA	42,539	2,730,134
Nexi SpA(b)(c)	145,991	2,135,478
Poste Italiane SpA(c)	103,000	1,382,528
Prysmian SpA	53,729	1,811,824
Recordati Industria Chimica e Farmaceutica SpA	52,011	2,913,682
Snam SpA	660,604	3,701,813
Telecom Italia SpA	2,848,268	1,342,331
Tenaris SA	160,669	1,961,272
Terna - Rete Elettrica Nazionale	602,548	4,734,468
UniCredit SpA	584,996	9,297,584

		97,276,877

Japan — 5.5%
Advantest Corp.	50,300	4,281,161
Aeon Co. Ltd.	171,000	3,896,602
AGC Inc.	46,400	2,129,546
Aisin Corp.	44,000	1,597,771
Ajinomoto Co. Inc.	130,000	3,627,193
Asahi Group Holdings Ltd.	124,900	5,098,506
Asahi Intecc Co. Ltd.	65,200	1,112,376
Asahi Kasei Corp.	392,800	3,880,047
Astellas Pharma Inc.	516,900	8,343,057
Bandai Namco Holdings Inc.	49,000	3,444,119
Benefit One Inc.	32,500	988,433
Bridgestone Corp.	152,100	6,660,645
Brother Industries Ltd.	70,500	1,298,332
Canon Inc.	264,400	6,253,252
Capcom Co. Ltd.	53,100	1,281,873
Central Japan Railway Co.	35,200	4,618,613
Chubu Electric Power Co. Inc.	142,000	1,422,258
Chugai Pharmaceutical Co. Ltd.	189,700	6,161,411
Concordia Financial Group Ltd.	617,400	2,537,115
Cosmos Pharmaceutical Corp.	7,400	924,147
CyberAgent Inc.	111,800	1,303,611
Dai Nippon Printing Co. Ltd.	83,800	2,011,629
Daifuku Co. Ltd.	24,600	1,707,849
Dai-ichi Life Holdings Inc.	295,700	6,656,045
Daiichi Sankyo Co. Ltd.	488,900	10,985,575
Daikin Industries Ltd.	68,900	14,465,145
Daito Trust Construction Co. Ltd.	17,000	1,949,331
Daiwa House Industry Co. Ltd.	143,800	4,196,539
Daiwa House REIT Investment Corp.	851	2,535,100
Daiwa Securities Group Inc.	402,800	2,427,151
Denso Corp.	118,000	8,806,774
Dentsu Group Inc.	59,400	2,057,127
Disco Corp.	8,600	2,364,602
East Japan Railway Co.	73,500	4,197,062
Eisai Co. Ltd.	59,500	2,980,059
ENEOS Holdings Inc.	881,980	3,512,595
FANUC Corp.	50,100	9,907,191
Fast Retailing Co. Ltd.	15,200	8,944,665
Fuji Electric Co. Ltd.	35,800	1,913,376
FUJIFILM Holdings Corp.	102,700	6,884,597
Fujitsu Ltd.	48,800	6,451,278
GLP J-REIT	1,544	2,485,241
GMO Payment Gateway Inc.	13,700	1,202,200
Hakuhodo DY Holdings Inc.	59,100	905,278
Hamamatsu Photonics KK	53,100	2,716,664
Hankyu Hanshin Holdings Inc.	58,700	1,709,429
Hikari Tsushin Inc.	6,500	780,421

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hirose Electric Co. Ltd.	11,700	$1,743,976
Hitachi Ltd.	263,900	13,716,467
Hitachi Metals Ltd.(b)	60,100	1,083,764
Honda Motor Co. Ltd.	441,400	13,000,453
Hoshizaki Corp.	14,200	1,049,300
Hoya Corp.	101,800	13,200,238
Hulic Co. Ltd.	124,800	1,206,274
Ibiden Co. Ltd.	34,800	1,944,637
Idemitsu Kosan Co. Ltd.	65,400	1,675,655
Iida Group Holdings Co. Ltd.	36,200	753,127
Inpex Corp.	319,800	3,233,015
Isuzu Motors Ltd.	150,500	1,843,625
Ito En Ltd.	18,300	985,713
ITOCHU Corp.	317,900	10,213,003
Itochu Techno-Solutions Corp.	33,500	913,884
Japan Exchange Group Inc.	131,800	2,711,237
Japan Metropolitan Fund Invest	1,956	1,648,346
Japan Post Bank Co. Ltd.	252,700	2,486,001
Japan Post Holdings Co. Ltd.	835,800	7,133,996
Japan Post Insurance Co. Ltd.	50,200	880,190
Japan Real Estate Investment Corp.	342	1,880,639
Japan Tobacco Inc.	317,000	6,328,866
JFE Holdings Inc.	139,800	1,795,989
JSR Corp.	58,300	1,932,539
Kajima Corp.	224,400	2,710,214
Kakaku.com Inc.	46,200	956,874
Kansai Electric Power Co. Inc. (The)	220,300	2,079,439
Kansai Paint Co. Ltd.	49,500	1,027,511
Kao Corp.	150,100	7,500,730
KDDI Corp.	432,300	13,811,425
Keio Corp.	26,500	1,191,986
Keisei Electric Railway Co. Ltd.	35,800	1,010,317
Keyence Corp.	51,200	26,261,627
Kikkoman Corp.	39,900	3,015,958
Kintetsu Group Holdings Co. Ltd.(b)	48,700	1,415,004
Kirin Holdings Co. Ltd.	228,300	3,659,225
Kobayashi Pharmaceutical Co. Ltd.	14,600	1,136,945
Kobe Bussan Co. Ltd.	40,900	1,273,192
Koito Manufacturing Co. Ltd.	23,600	1,184,968
Komatsu Ltd.	246,100	6,184,232
Konami Holdings Corp.	28,100	1,514,865
Kose Corp.	8,800	804,580
Kubota Corp.	296,200	6,352,165
Kyocera Corp.	83,800	5,168,055
Kyowa Kirin Co. Ltd.	77,700	1,936,656
Lasertec Corp.	19,300	4,329,711
Lawson Inc.	13,200	578,544
Lion Corp.	62,700	819,234
Lixil Corp.	61,300	1,403,166
M3 Inc.	119,200	4,582,833
Makita Corp.	57,200	2,140,620
Marubeni Corp.	510,300	5,250,956
Mazda Motor Corp.(b)	221,500	1,706,381
McDonald’s Holdings Co. Japan Ltd.	37,300	1,628,907
Medipal Holdings Corp.	32,000	575,842
MEIJI Holdings Co. Ltd.	27,900	1,740,446
Mercari Inc.(b)	36,000	1,359,567
MinebeaMitsumi Inc.	110,600	2,706,446
Misumi Group Inc.	92,000	2,984,653
Mitsubishi Chemical Holdings Corp.	323,000	2,533,671

Security	Shares	Value

Japan (continued)
Mitsubishi Corp.	351,300	$11,927,485
Mitsubishi Electric Corp.	499,200	6,251,680
Mitsubishi Estate Co. Ltd.	300,900	4,333,689
Mitsubishi Gas Chemical Co. Inc.	41,400	793,030
Mitsubishi Heavy Industries Ltd.	80,400	2,183,615
Mitsubishi UFJ Financial Group Inc.	3,504,100	21,239,330
Mitsui & Co. Ltd.	407,800	10,168,644
Mitsui Chemicals Inc.	44,100	1,179,438
Mitsui Fudosan Co. Ltd.	231,300	4,958,455
Miura Co. Ltd.	23,800	702,698
Mizuho Financial Group Inc.	663,590	8,988,991
MonotaRO Co. Ltd.	83,900	1,378,544
MS&AD Insurance Group Holdings Inc.	125,800	4,314,879
Murata Manufacturing Co. Ltd.	150,600	11,322,600
NEC Corp.	63,900	2,492,949
Nexon Co. Ltd.	133,800	2,522,346
NGK Insulators Ltd.	59,700	1,008,794
Nidec Corp.	120,200	10,653,301
Nihon M&A Center Holdings Inc.	105,200	1,656,186
Nintendo Co. Ltd.	29,200	14,309,208
Nippon Building Fund Inc.	478	2,768,164
Nippon Express Holdings Co., NVS	16,900	1,001,557
Nippon Paint Holdings Co. Ltd.	208,200	1,665,062
Nippon Prologis REIT Inc.	746	2,327,697
Nippon Sanso Holdings Corp.	48,500	963,151
Nippon Shinyaku Co. Ltd.	15,400	1,006,710
Nippon Steel Corp.	237,034	3,874,215
Nippon Telegraph & Telephone Corp.	345,700	9,893,150
Nippon Yusen KK	41,900	3,284,680
Nissan Chemical Corp.	33,600	1,823,078
Nissan Motor Co. Ltd.(b)	637,500	3,374,024
Nisshin Seifun Group Inc.	50,700	711,939
Nissin Foods Holdings Co. Ltd.	17,300	1,227,134
Nitori Holdings Co. Ltd.	19,600	2,807,947
Nitto Denko Corp.	37,300	2,904,164
Nomura Holdings Inc.	889,700	3,930,291
Nomura Real Estate Holdings Inc.	20,400	477,703
Nomura Real Estate Master Fund Inc.	1,195	1,657,982
Nomura Research Institute Ltd.	87,000	3,045,511
NTT Data Corp.	170,900	3,276,278
Obayashi Corp.	341,700	2,768,503
Obic Co. Ltd.	18,500	3,056,601
Odakyu Electric Railway Co. Ltd.	76,600	1,353,580
Oji Holdings Corp.	189,200	1,007,126
Olympus Corp.	309,900	6,934,647
Omron Corp.	44,800	3,275,304
Ono Pharmaceutical Co. Ltd.	105,800	2,565,830
Open House Group Co. Ltd.	28,800	1,491,068
Oracle Corp. Japan	13,700	1,024,630
Oriental Land Co. Ltd./Japan	49,300	8,582,310
ORIX Corp.	351,900	7,258,684
Orix JREIT Inc.	741	1,063,375
Osaka Gas Co. Ltd.	89,700	1,525,473
Otsuka Corp.	30,800	1,249,765
Otsuka Holdings Co. Ltd.	111,100	3,790,433
Pan Pacific International Holdings Corp.	117,900	1,586,796
Panasonic Corp.	620,200	6,828,095
Persol Holdings Co. Ltd.	61,200	1,579,927
Pola Orbis Holdings Inc.	24,700	368,138
Rakuten Group Inc.(b)	243,300	2,110,719

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Recruit Holdings Co. Ltd.	374,300	$18,501,116
Renesas Electronics Corp.(b)	341,600	3,920,478
Resona Holdings Inc.	608,800	2,616,279
Ricoh Co. Ltd.	186,900	1,578,261
Rinnai Corp.	11,300	1,009,146
Rohm Co. Ltd.	23,600	1,987,996
Ryohin Keikaku Co. Ltd.	64,700	929,051
Santen Pharmaceutical Co. Ltd.	109,500	1,243,282
SBI Holdings Inc.	67,130	1,731,672
SCSK Corp.	50,000	846,072
Secom Co. Ltd.	54,800	3,858,690
Seiko Epson Corp.	81,100	1,263,254
Sekisui Chemical Co. Ltd.	101,500	1,774,625
Sekisui House Ltd.	151,400	3,067,388
Seven & i Holdings Co. Ltd.	206,500	10,502,308
SG Holdings Co. Ltd.	83,600	1,774,683
Sharp Corp./Japan	53,700	596,935
Shimadzu Corp.	68,300	2,464,382
Shimano Inc.	18,500	4,148,479
Shimizu Corp.	141,500	942,168
Shin-Etsu Chemical Co. Ltd.	97,500	16,312,655
Shionogi & Co. Ltd.	67,300	3,835,606
Shiseido Co. Ltd.	109,600	5,528,661
Shizuoka Bank Ltd. (The)	286,700	2,252,736
SMC Corp.	15,000	8,366,422
Softbank Corp.	796,200	9,981,053
SoftBank Group Corp.	325,800	14,432,790
Sohgo Security Services Co. Ltd.	16,800	609,295
Sompo Holdings Inc.	79,400	3,715,399
Sony Group Corp.	341,000	38,147,147
Square Enix Holdings Co. Ltd.	23,700	1,162,199
Stanley Electric Co. Ltd.	27,800	649,807
Subaru Corp.	159,400	2,901,295
SUMCO Corp.	95,600	1,762,489
Sumitomo Chemical Co. Ltd.	358,000	1,805,412
Sumitomo Corp.	338,000	5,223,928
Sumitomo Dainippon Pharma Co. Ltd.	56,500	614,959
Sumitomo Electric Industries Ltd.	210,400	2,789,587
Sumitomo Metal Mining Co. Ltd.	71,400	3,297,944
Sumitomo Mitsui Financial Group Inc.	349,000	12,571,312
Sumitomo Mitsui Trust Holdings Inc.	75,708	2,618,073
Sumitomo Realty & Development Co. Ltd.	74,000	2,289,573
Suntory Beverage & Food Ltd.	35,500	1,363,154
Suzuki Motor Corp.	103,500	4,406,421
Sysmex Corp.	41,500	3,950,422
T&D Holdings Inc.	170,900	2,525,612
Taisei Corp.	90,400	2,963,407
Takeda Pharmaceutical Co. Ltd.	431,934	12,518,823
TDK Corp.	105,800	3,820,954
Terumo Corp.	183,700	6,705,753
TIS Inc.	76,600	2,014,631
Tobu Railway Co. Ltd.	52,000	1,218,006
Toho Co. Ltd./Tokyo	39,300	1,522,390
Tokio Marine Holdings Inc.	163,900	9,780,512
Tokyo Century Corp.	11,300	557,648
Tokyo Electric Power Co. Holdings Inc.(b)	435,300	1,159,748
Tokyo Electron Ltd.	39,000	19,076,186
Tokyo Gas Co. Ltd.	106,600	2,152,439
Tokyu Corp.	139,600	1,854,981
Toppan Inc.	87,900	1,672,037

Security	Shares	Value

Japan (continued)
Toray Industries Inc.	414,000	$2,616,402
Toshiba Corp.	109,000	4,513,693
Tosoh Corp.	54,200	848,040
TOTO Ltd.	35,400	1,523,632
Toyo Suisan Kaisha Ltd.	23,300	954,666
Toyota Industries Corp.	33,500	2,613,287
Toyota Motor Corp.	2,947,200	58,246,017
Toyota Tsusho Corp.	50,100	2,031,730
Trend Micro Inc/Japan(b)	38,000	2,015,999
Tsuruha Holdings Inc.	11,700	942,369
Unicharm Corp.	109,000	4,212,142
USS Co. Ltd.	99,700	1,627,173
Welcia Holdings Co. Ltd.	33,600	907,463
West Japan Railway Co.	52,400	2,195,757
Yakult Honsha Co. Ltd.	35,300	1,789,762
Yamaha Corp.	35,800	1,630,874
Yamaha Motor Co. Ltd.	73,600	1,752,674
Yamato Holdings Co. Ltd.	71,800	1,528,926
Yaskawa Electric Corp.	59,300	2,482,912
Yokogawa Electric Corp.	67,900	1,112,575
Z Holdings Corp.	675,400	3,430,131
ZOZO Inc.	36,900	983,290

		1,022,185,418

Kuwait — 0.1%
Agility Public Warehousing Co. KSC	490,119	1,631,405
Boubyan Bank KSCP(b)	1,091,327	2,905,990
Kuwait Finance House KSCP	1,307,673	3,915,384
Mabanee Co. KPSC	337,770	920,278
Mobile Telecommunications Co. KSCP	1,344,047	2,656,170
National Bank of Kuwait SAKP	1,361,916	4,668,552

		16,697,779

Malaysia — 0.2%
Axiata Group Bhd	352,300	313,118
CIMB Group Holdings Bhd	1,797,000	2,238,506
Dialog Group Bhd	1,739,400	1,067,224
DiGi.Com Bhd	1,803,100	1,639,306
Genting Bhd	1,226,500	1,284,618
Genting Malaysia Bhd	423,900	277,544
Hartalega Holdings Bhd	480,900	675,592
Hong Leong Bank Bhd	276,400	1,281,128
Hong Leong Financial Group Bhd	416,400	1,817,235
IHH Healthcare Bhd	1,358,800	2,093,958
Malayan Banking Bhd	432,100	854,330
Malaysia Airports Holdings Bhd(b)	505,500	688,412
Maxis Bhd	1,231,000	1,244,546
MISC Bhd	388,900	649,102
Petronas Chemicals Group Bhd	600,100	1,274,612
Petronas Gas Bhd	472,700	1,920,667
PPB Group Bhd	155,800	591,113
Press Metal Aluminium Holdings Bhd	1,506,400	2,217,041
Public Bank Bhd	3,481,150	3,506,576
Telekom Malaysia Bhd	428,000	517,424
Tenaga Nasional Bhd	682,000	1,496,079
Top Glove Corp. Bhd(a)	1,424,100	724,724

		28,372,855

Mexico — 0.2%
America Movil SAB de CV, Series L, NVS	9,427,200	8,870,562
Cemex SAB de CV, NVS(b)	5,236,154	3,198,349
Coca-Cola Femsa SAB de CV	43,900	230,417

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Fibra Uno Administracion SA de CV	573,900	$589,814
Fomento Economico Mexicano SAB de CV	607,700	4,572,185
Gruma SAB de CV, Class B	38,720	506,431
Grupo Aeroportuario del Pacifico SAB de CV, Class B	89,300	1,227,767
Grupo Aeroportuario del Sureste SAB de CV, Class B	45,435	919,955
Grupo Bimbo SAB de CV, Series A	326,100	1,021,078
Grupo Carso SAB de CV, Series A1	29,300	81,943
Grupo Financiero Banorte SAB de CV, Class O	787,800	4,993,066
Grupo Financiero Inbursa SAB de CV, Class O(b)	50,400	72,688
Grupo Mexico SAB de CV, Series B	1,128,428	4,846,201
Grupo Televisa SAB, CPO	825,400	1,682,171
Industrias Penoles SAB de CV	32,305	346,087
Kimberly-Clark de Mexico SAB de CV, Class A	259,300	374,595
Megacable Holdings SAB de CV, CPO	7,100	22,868
Orbia Advance Corp. SAB de CV	632,223	1,476,352
Wal-Mart de Mexico SAB de CV	1,525,900	5,188,415

		40,220,944

Netherlands — 1.4%
ABN AMRO Bank NV, CVA(c)	106,174	1,703,993
Adyen NV(b)(c)	5,368	10,923,329
Aegon NV	571,887	3,226,297
Akzo Nobel NV	59,030	6,110,057
Argenx SE(b)	12,573	3,364,432
ASM International NV	12,823	4,405,731
ASML Holding NV	115,178	78,009,423
CNH Industrial NV	322,953	4,922,479
Davide Campari-Milano NV	242,914	3,049,858
Euronext NV(c)	15,214	1,466,817
EXOR NV	19,468	1,632,410
Heineken Holding NV	14,162	1,241,611
Heineken NV	74,362	7,975,075
IMCD NV	14,072	2,420,663
ING Groep NV	1,075,917	15,911,846
Just Eat Takeaway.com NV(b)(c)	47,642	2,352,602
Koninklijke Ahold Delhaize NV	293,533	9,517,690
Koninklijke DSM NV	52,060	9,759,189
Koninklijke KPN NV	1,071,764	3,535,220
Koninklijke Philips NV	248,742	8,273,976
NN Group NV	80,592	4,510,100
NXP Semiconductors NV(a)	76,259	15,666,649
Prosus NV	261,056	21,718,779
QIAGEN NV(b)	55,502	2,743,588
Randstad NV	21,540	1,401,256
Stellantis NV	576,663	11,134,710
STMicroelectronics NV	192,670	9,059,484
Universal Music Group NV	210,201	5,189,680
Wolters Kluwer NV	80,967	8,240,706

		259,467,650

New Zealand — 0.1%
Auckland International Airport Ltd.(b)	530,853	2,519,903
Fisher & Paykel Healthcare Corp. Ltd.	184,534	3,395,153
Meridian Energy Ltd.	274,806	792,147
Ryman Healthcare Ltd.	88,717	580,105
Spark New Zealand Ltd.	261,830	748,344
Xero Ltd.(b)	37,346	3,025,230

		11,060,882

Norway — 0.2%
Adevinta ASA(b)	71,141	746,365
DNB Bank ASA	270,923	6,448,020

Security	Shares	Value

Norway (continued)
Equinor ASA	291,814	$8,044,675
Gjensidige Forsikring ASA	33,914	828,400
Mowi ASA	96,624	2,371,531
Norsk Hydro ASA	307,078	2,359,989
Orkla ASA	252,199	2,410,114
Schibsted ASA, Class B	39,809	1,038,418
Telenor ASA	219,962	3,635,210
Yara International ASA	60,722	3,117,942

		31,000,664

Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR(b)	79,572	644,533
Credicorp Ltd.	18,213	2,608,466
Southern Copper Corp.	17,100	1,092,519

		4,345,518

Philippines — 0.1%
Aboitiz Equity Ventures Inc.	910,900	1,125,781
Ayala Corp.	51,850	886,650
Ayala Land Inc.	2,681,500	1,893,398
Bank of the Philippine Islands	780,374	1,501,498
BDO Unibank Inc.	1,002,165	2,663,563
GT Capital Holdings Inc.	7,390	82,872
JG Summit Holdings Inc.	576,359	705,227
Jollibee Foods Corp.	275,620	1,297,671
Metropolitan Bank & Trust Co.	557,950	646,316
PLDT Inc.	16,515	594,184
SM Investments Corp.	27,880	519,041
SM Prime Holdings Inc.	4,433,725	3,066,119

		14,982,320

Poland — 0.1%
Allegro.eu SA(a)(b)(c)	88,756	822,623
Bank Polska Kasa Opieki SA	64,929	2,163,520
CD Projekt SA(a)	16,970	753,388
Cyfrowy Polsat SA	223,027	1,722,882
Dino Polska SA(b)(c)	10,406	800,707
KGHM Polska Miedz SA	58,934	2,032,938
Orange Polska SA(b)	48,756	94,388
Polski Koncern Naftowy ORLEN SA	81,994	1,433,047
Polskie Gornictwo Naftowe i Gazownictwo SA	353,068	461,069
Powszechna Kasa Oszczednosci Bank Polski SA(b)	310,392	3,633,546
Powszechny Zaklad Ubezpieczen SA	117,028	1,041,979

		14,960,087

Portugal — 0.0%
Banco Espirito Santo SA, Registered(d)	3	—
EDP - Energias de Portugal SA	1,003,935	5,139,254
Galp Energia SGPS SA	98,020	1,080,796
Jeronimo Martins SGPS SA	89,465	2,149,938

		8,369,988

Qatar — 0.1%
Industries Qatar QSC	354,590	1,631,045
Masraf Al Rayan QSC	3,678,831	4,932,817
Mesaieed Petrochemical Holding Co.	994,035	661,540
Ooredoo QPSC	653,644	1,298,767
Qatar Islamic Bank SAQ	168,878	904,658
Qatar National Bank QPSC	1,206,576	7,202,159

		16,630,986

Russia — 0.4%
Alrosa PJSC	388,440	571,435
Gazprom PJSC	3,353,380	14,489,032

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Inter RAO UES PJSC	11,798,500	$592,216
LUKOIL PJSC	123,644	10,977,233
Magnit PJSC, GDR(e)	83,768	1,103,335
MMC Norilsk Nickel PJSC	19,072	5,349,103
Mobile TeleSystems PJSC	232,607	1,777,118
Moscow Exchange MICEX-RTS PJSC	490,370	924,088
Novatek PJSC, GDR(e)	28,234	5,963,178
Novolipetsk Steel PJSC	316,690	874,900
PhosAgro PJSC, GDR(e)	77,569	1,556,061
Polymetal International PLC	69,389	996,712
Polyus PJSC	9,781	1,543,792
Rosneft Oil Co. PJSC	352,530	2,629,100
Sberbank of Russia PJSC	2,395,410	8,255,112
Severstal PAO	34,238	667,183
Surgutneftegas PJSC	2,361,310	1,113,105
Tatneft PJSC	384,309	2,474,102
TCS Group Holding PLC, GDR(e)	33,273	2,395,799
X5 Retail Group NV, GDR(e)	24,002	540,230
Yandex NV, Class A(b)	87,123	4,181,744

		68,974,578

Saudi Arabia — 0.4%
Al Rajhi Bank	327,704	13,013,970
Alinma Bank	756,733	6,067,208
Almarai Co. JSC	122,640	1,609,697
Arab National Bank	106,001	784,458
Bank AlBilad(b)	38,742	575,871
Bank Al-Jazira	604,177	3,751,574
Banque Saudi Fransi	253,434	3,554,440
Co for Cooperative Insurance (The)	9,835	204,871
Dar Al Arkan Real Estate Development Co.(b)	53,182	146,534
Etihad Etisalat Co.	113,443	987,221
Riyad Bank	551,500	4,997,734
SABIC Agri-Nutrients Co.	77,364	3,507,496
Sahara International Petrochemical Co.	107,561	1,244,210
Saudi Arabian Mining Co.(b)	101,637	2,504,813
Saudi Arabian Oil Co.(c)	392,290	3,915,457
Saudi Basic Industries Corp.	187,463	6,275,048
Saudi British Bank (The)	132,130	1,419,085
Saudi Cement Co.	10,209	152,900
Saudi Electricity Co.	491,244	3,454,279
Saudi Kayan Petrochemical Co.(b)	113,631	599,412
Saudi National Bank (The)	677,333	13,323,163
Saudi Telecom Co.	165,993	5,222,312
Savola Group (The)	56,665	516,560
Yanbu National Petrochemical Co.	23,046	419,052

		78,247,365

Singapore — 0.3%
Ascendas REIT	1,466,379	3,007,310
CapitaLand Integrated Commercial Trust	2,192,032	3,160,243
Capitaland Investment Ltd/Singapore(b)	1,446,800	3,712,302
City Developments Ltd.	111,500	585,707
DBS Group Holdings Ltd.	440,000	11,557,422
Genting Singapore Ltd.	2,775,900	1,516,869
Keppel Corp. Ltd.	618,400	2,607,304
Mapletree Commercial Trust(a)	527,600	706,201
Mapletree Logistics Trust	603,745	759,826
Oversea-Chinese Banking Corp. Ltd.(a)	721,100	6,712,188
Sea Ltd., ADR(b)	38,361	5,766,042
Singapore Airlines Ltd.(b)	342,900	1,279,053

Security	Shares	Value

Singapore (continued)
Singapore Exchange Ltd.	64,300	$445,070
Singapore Technologies Engineering Ltd.	293,700	816,327
Singapore Telecommunications Ltd.	1,983,200	3,595,987
United Overseas Bank Ltd.	254,200	5,681,029
UOL Group Ltd.	78,400	425,161
Venture Corp. Ltd.	78,900	1,033,727
Wilmar International Ltd.	425,000	1,352,002

		54,719,770

South Africa — 0.4%
Absa Group Ltd.	104,656	1,156,731
Anglo American Platinum Ltd.	13,035	1,579,375
AngloGold Ashanti Ltd.	95,519	1,790,684
Aspen Pharmacare Holdings Ltd.	90,808	1,222,511
Bid Corp. Ltd.	135,678	2,924,889
Bidvest Group Ltd. (The)	25,900	317,553
Capitec Bank Holdings Ltd.	26,064	3,422,269
Clicks Group Ltd.	44,203	848,744
Discovery Ltd.(b)	57,373	579,793
Exxaro Resources Ltd.	40,916	442,063
FirstRand Ltd.	1,160,220	4,676,963
Gold Fields Ltd.	290,833	3,116,558
Growthpoint Properties Ltd.	1,905,847	1,809,129
Harmony Gold Mining Co. Ltd.	140,960	514,850
Impala Platinum Holdings Ltd.	242,128	3,732,853
Kumba Iron Ore Ltd.	12,480	445,252
Mr. Price Group Ltd.	116,080	1,539,552
MTN Group Ltd.(b)	514,103	6,465,320
MultiChoice Group	160,527	1,316,570
Naspers Ltd., Class N	64,382	10,407,228
Nedbank Group Ltd.	165,652	2,053,352
NEPI Rockcastle PLC	95,819	651,594
Northam Platinum Holdings Ltd.(b)	115,822	1,529,423
Old Mutual Ltd.	1,571,817	1,416,399
Reinet Investments SCA	31,273	619,539
Remgro Ltd.	57,271	494,274
Sanlam Ltd.	914,480	3,757,194
Sasol Ltd.(b)	172,853	3,891,335
Shoprite Holdings Ltd.	100,425	1,372,170
Sibanye Stillwater Ltd.	671,308	2,502,215
Standard Bank Group Ltd.	375,720	3,667,097
Tiger Brands Ltd.	27,564	328,670
Vodacom Group Ltd.	119,982	1,146,191
Woolworths Holdings Ltd.	412,439	1,424,979

		73,163,319

South Korea — 1.3%
Alteogen Inc.(b)	10,281	417,510
Amorepacific Corp.	10,944	1,427,331
AMOREPACIFIC Group	12,779	439,736
BGF retail Co. Ltd.	4,415	598,065
Celltrion Healthcare Co. Ltd.	24,815	1,311,086
Celltrion Inc.	28,533	3,626,377
CJ CheilJedang Corp.(a)	4,056	1,176,462
CJ Corp.	13,534	904,622
CJ ENM Co. Ltd.	5,890	610,659
CJ Logistics Corp.(b)	999	97,012
Coway Co. Ltd.(a)	20,661	1,190,319
DB Insurance Co. Ltd.(a)	8,850	443,297
Doosan Heavy Industries & Construction Co. Ltd.(a)(b)	86,667	1,303,304
Douzone Bizon Co. Ltd.	9,014	399,546

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Ecopro BM Co. Ltd.	3,460	$983,098
GS Engineering & Construction Corp.	38,591	1,284,252
Hana Financial Group Inc.	106,002	3,993,984
Hankook Tire & Technology Co. Ltd.	33,499	945,917
Hanmi Pharm Co. Ltd.	2,917	602,062
Hanwha Solutions Corp.(b)	32,958	899,476
HLB Inc.(b)	34,283	919,390
HMM Co. Ltd.(b)	83,017	1,545,613
Hotel Shilla Co. Ltd.	7,699	466,961
HYBE Co. Ltd.(b)	4,932	998,511
Hyundai Engineering & Construction Co. Ltd.	16,025	573,891
Hyundai Glovis Co. Ltd.	7,974	1,090,931
Hyundai Heavy Industries Holdings Co. Ltd.	26,025	1,049,329
Hyundai Mobis Co. Ltd.	19,102	3,749,769
Hyundai Motor Co.	47,120	7,594,750
Hyundai Steel Co.	38,933	1,285,882
Kakao Corp.(a)(b)	78,675	5,682,826
Kakao Games Corp.(b)	10,325	580,232
Kangwon Land Inc.(b)	26,358	554,200
KB Financial Group Inc.	105,773	5,242,075
Kia Corp.	74,239	5,176,367
Korea Aerospace Industries Ltd.	29,765	894,887
Korea Electric Power Corp.(b)	77,949	1,340,270
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)(b)	14,876	1,005,652
Korea Zinc Co. Ltd.	3,699	1,573,473
Korean Air Lines Co. Ltd.(b)	37,881	914,732
Krafton Inc.(a)(b)	6,515	1,509,513
KT&G Corp.(a)(b)	34,567	2,232,884
Kumho Petrochemical Co. Ltd.	5,401	670,499
L&F Co. Ltd.(b)	7,464	1,103,141
LG Chem Ltd.	13,737	7,363,860
LG Corp.	29,208	1,806,266
LG Display Co. Ltd.(a)	87,538	1,472,175
LG Electronics Inc.	33,089	3,594,871
LG Household & Health Care Ltd.	3,084	2,508,673
LG Innotek Co. Ltd.	3,666	1,102,181
LG Uplus Corp.	33,394	363,882
Lotte Chemical Corp.	6,329	1,040,759
Lotte Shopping Co. Ltd.	4,367	293,519
Mirae Asset Securities Co. Ltd.(a)	250,334	1,793,194
NAVER Corp.	35,220	9,303,031
NCSoft Corp.	4,822	2,172,622
Netmarble Corp.(c)	7,710	713,866
Orion Corp./Republic of Korea	11,762	962,440
Pearl Abyss Corp.(b)	9,872	787,571
POSCO	20,056	4,486,395
POSCO Chemical Co. Ltd.	7,381	693,870
Samsung Biologics Co. Ltd.(b)(c)	5,225	3,234,688
Samsung C&T Corp.	28,112	2,543,225
Samsung Electro-Mechanics Co. Ltd.	11,547	1,756,737
Samsung Electronics Co. Ltd.	1,319,625	82,079,459
Samsung Engineering Co. Ltd.(b)	41,262	755,036
Samsung Fire & Marine Insurance Co. Ltd.(a)	12,661	2,116,303
Samsung Heavy Industries Co. Ltd.(b)	134,937	586,516
Samsung SDI Co. Ltd.	16,115	7,997,612
Samsung SDS Co. Ltd.	7,375	875,448
Seegene Inc.	10,303	464,938
Shin Poong Pharmaceutical Co. Ltd.	8,466	171,332
Shinhan Financial Group Co. Ltd.	109,845	3,518,244

Security	Shares	Value

South Korea (continued)
SK Biopharmaceuticals Co. Ltd.(b)	7,816	$498,940
SK Bioscience Co. Ltd.(b)	6,913	946,201
SK Chemicals Co. Ltd.	3,504	370,928
SK Hynix Inc.	154,408	15,982,425
SK Inc.(a)	10,061	1,862,485
SK Innovation Co. Ltd.(b)	15,520	2,848,354
SK Square Co. Ltd.(b)	13,843	631,576
SK Telecom Co. Ltd.	19,767	940,812
SKC Co. Ltd.	6,669	802,880
S-Oil Corp.	10,351	785,780
Woori Financial Group Inc.	108,196	1,331,067

		243,970,054

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	71,915	1,815,609
Aena SME SA(b)(c)	16,895	2,729,938
Amadeus IT Group SA(b)	126,720	8,713,293
Banco Bilbao Vizcaya Argentaria SA	1,772,446	11,316,412
Banco Santander SA	4,622,162	16,208,082
CaixaBank SA	1,183,798	3,808,728
Cellnex Telecom SA(c)	117,318	5,319,854
EDP Renovaveis SA	43,087	905,752
Enagas SA	14,013	302,990
Endesa SA	92,259	2,065,548
Ferrovial SA	169,819	4,719,025
Grifols SA	95,881	1,690,796
Iberdrola SA	1,618,385	18,554,881
Iberdrola SA	25,298	288,758
Industria de Diseno Textil SA	299,988	9,098,455
Naturgy Energy Group SA(a)	58,919	1,865,511
Red Electrica Corp. SA	116,669	2,351,839
Repsol SA	469,241	5,962,928
Siemens Gamesa Renewable Energy SA(a)(b)	61,488	1,330,469
Telefonica SA	1,449,961	6,759,092

		105,807,960

Sweden — 0.9%
Alfa Laval AB	70,886	2,394,614
Assa Abloy AB, Class B	282,877	7,745,763
Atlas Copco AB, Class A	206,912	12,246,301
Atlas Copco AB, Class B	99,437	5,085,484
Boliden AB	90,892	3,680,447
Electrolux AB, Class B	89,695	1,866,301
Embracer Group AB(a)(b)	154,133	1,546,467
Epiroc AB, Class A	311,761	6,652,707
EQT AB	84,709	3,319,452
Essity AB, Class B	168,485	4,749,656
Evolution AB(c)	49,775	6,192,862
Fastighets AB Balder, Class B(b)	24,912	1,650,391
Getinge AB, Class B	59,071	2,309,415
H & M Hennes & Mauritz AB, Class B	214,650	4,273,863
Hexagon AB, Class B	614,350	8,286,395
Husqvarna AB, Class B	84,842	1,179,640
Industrivarden AB, Class A	10,957	346,372
Industrivarden AB, Class C	35,891	1,114,795
Investment AB Latour, Class B	32,156	1,000,501
Investor AB, Class B	581,972	12,635,733
Kinnevik AB, Class B(b)	67,387	2,014,104
L E Lundbergforetagen AB, Class B	15,050	769,003
Lifco AB, Class B	56,881	1,333,305
Lundin Energy AB	68,059	2,767,815

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Nibe Industrier AB, Class B	406,810	$3,866,549
Sagax AB, Class B	47,846	1,396,634
Sandvik AB	328,675	8,655,498
Securitas AB, Class B	36,543	441,375
Sinch AB(a)(b)(c)	155,521	1,598,900
Skandinaviska Enskilda Banken AB, Class A	447,763	5,788,161
Skanska AB, Class B	70,581	1,728,025
SKF AB, Class B	132,990	2,915,424
Svenska Cellulosa AB SCA, Class B	158,916	2,767,305
Svenska Handelsbanken AB, Class A	312,057	3,325,765
Swedbank AB, Class A	250,480	4,903,949
Swedish Match AB	426,069	3,296,616
Tele2 AB, Class B	105,040	1,528,338
Telefonaktiebolaget LM Ericsson, Class B	827,649	10,334,103
Telia Co. AB	759,922	2,995,153
Volvo AB, Class B	416,570	9,400,493

		160,103,674

Switzerland — 2.5%
ABB Ltd., Registered	478,198	16,579,975
Adecco Group AG, Registered	48,471	2,308,829
Alcon Inc.	141,100	10,880,025
Bachem Holding AG, Class B, Registered	1,569	935,926
Baloise Holding AG, Registered	8,110	1,420,681
Barry Callebaut AG, Registered	707	1,623,009
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	341	3,957,425
Chocoladefabriken Lindt & Spruengli AG, Registered	12	1,381,752
Cie. Financiere Richemont SA, Class A, Registered	148,526	21,585,848
Clariant AG, Registered	36,836	780,742
Coca-Cola HBC AG, Class DI	69,313	2,295,689
Credit Suisse Group AG, Registered	623,751	5,929,009
EMS-Chemie Holding AG, Registered	1,756	1,776,161
Geberit AG, Registered	11,309	7,683,675
Givaudan SA, Registered	2,422	10,034,163
Holcim Ltd.	138,550	7,509,586
Julius Baer Group Ltd.	76,155	4,976,705
Kuehne + Nagel International AG, Registered	16,200	4,574,669
Logitech International SA, Registered	47,101	3,957,875
Lonza Group AG, Registered	21,863	15,073,268
Nestle SA, Registered	781,222	100,885,670
Novartis AG, Registered	608,195	52,845,753
Partners Group Holding AG	6,073	8,466,962
Roche Holding AG, Bearer	568	233,900
Roche Holding AG, NVS	196,838	76,176,139
Schindler Holding AG, Participation Certificates, NVS	10,522	2,640,853
Schindler Holding AG, Registered	9,767	2,450,275
SGS SA, Registered	1,508	4,300,170
Siemens Energy AG(b)	110,743	2,490,926
Sika AG, Registered	40,775	14,266,116
Sonova Holding AG, Registered	16,390	5,838,773
Straumann Holding AG, Registered	2,503	4,147,680
Swatch Group AG (The), Bearer	10,864	3,169,269
Swiss Life Holding AG, Registered	6,963	4,481,454
Swiss Prime Site AG, Registered	29,137	2,880,963
Swiss Re AG	82,050	8,939,992
Swisscom AG, Registered	7,826	4,473,145
Temenos AG, Registered	22,870	2,741,307
UBS Group AG, Registered	1,011,398	18,760,974
VAT Group AG(c)	6,713	2,737,611
Vifor Pharma AG	14,202	2,515,842

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	42,117	$20,144,908

		470,853,694

Taiwan — 1.8%
Accton Technology Corp.	163,000	1,574,035
Acer Inc.	1,549,000	1,606,436
Advantech Co. Ltd.	116,388	1,613,173
Airtac International Group	36,393	1,277,723
ASE Technology Holding Co. Ltd.	1,004,873	3,659,839
Asia Cement Corp.	352,000	563,967
ASMedia Technology Inc.	11,000	634,264
Asustek Computer Inc.	188,000	2,457,816
AU Optronics Corp.	2,384,000	1,772,331
Catcher Technology Co. Ltd.	155,000	873,398
Cathay Financial Holding Co. Ltd.	2,623,357	6,084,998
Chailease Holding Co. Ltd.	310,644	2,849,331
Chang Hwa Commercial Bank Ltd.	3,745,319	2,397,280
China Development Financial Holding Corp.	4,456,000	2,972,463
China Steel Corp.	3,057,305	3,741,554
Chunghwa Telecom Co. Ltd.	1,042,140	4,429,116
CTBC Financial Holding Co. Ltd.	4,299,142	4,321,967
Delta Electronics Inc.	467,000	4,607,162
E.Sun Financial Holding Co. Ltd.	4,320,651	4,543,555
Eclat Textile Co. Ltd.	51,000	1,131,408
eMemory Technology Inc.	19,000	1,109,220
Evergreen Marine Corp. Taiwan Ltd.	689,000	2,923,240
Far EasTone Telecommunications Co. Ltd.	596,000	1,396,938
Feng TAY Enterprise Co. Ltd.	91,800	752,867
First Financial Holding Co. Ltd.	2,920,018	2,659,024
Formosa Chemicals & Fibre Corp.	818,000	2,344,854
Formosa Plastics Corp.	1,187,160	4,552,130
Fubon Financial Holding Co. Ltd.	1,894,971	5,229,199
Giant Manufacturing Co. Ltd.	91,000	1,053,990
Globalwafers Co. Ltd.	62,000	1,769,420
Hiwin Technologies Corp.	57,379	555,559
Hon Hai Precision Industry Co. Ltd.	3,412,000	12,757,218
Hotai Motor Co. Ltd.	85,000	1,861,498
Hua Nan Financial Holdings Co. Ltd.	2,330,445	1,846,544
Innolux Corp.	2,468,000	1,550,179
Largan Precision Co. Ltd.	24,000	1,778,508
Lite-On Technology Corp.	551,000	1,272,592
MediaTek Inc.	379,000	15,053,573
Mega Financial Holding Co. Ltd.	2,810,287	3,761,226
Micro-Star International Co. Ltd.	243,000	1,359,192
momo.com Inc.	15,000	612,944
Nan Ya Plastics Corp.	1,857,830	5,866,551
Nan Ya Printed Circuit Board Corp.	74,000	1,299,464
Nanya Technology Corp.	305,000	810,237
Novatek Microelectronics Corp.	162,000	2,848,972
Oneness Biotech Co. Ltd.(b)	78,000	670,238
Parade Technologies Ltd.	22,000	1,624,243
Pegatron Corp.	382,000	960,230
President Chain Store Corp.	114,000	1,088,828
Quanta Computer Inc.	654,000	2,213,586
Realtek Semiconductor Corp.	153,000	2,968,222
Shanghai Commercial & Savings Bank Ltd. (The)	564,000	951,523
SinoPac Financial Holdings Co. Ltd.	4,084,842	2,444,019
Taishin Financial Holding Co. Ltd.	4,762,225	3,405,628
Taiwan Cement Corp.	1,055,013	1,794,289
Taiwan Cooperative Financial Holding Co. Ltd.	3,117,561	2,991,177
Taiwan High Speed Rail Corp.	343,000	353,327

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Taiwan Mobile Co. Ltd.	596,000	$2,142,265
Taiwan Semiconductor Manufacturing Co. Ltd.	6,747,000	156,004,043
Unimicron Technology Corp.	337,000	2,526,402
Uni-President Enterprises Corp.	1,505,600	3,690,181
United Microelectronics Corp.	3,296,000	6,886,330
Vanguard International Semiconductor Corp.	266,000	1,283,159
Voltronic Power Technology Corp.	16,000	824,565
Wan Hai Lines Ltd.	189,000	1,036,059
Win Semiconductors Corp.	94,000	1,164,499
Winbond Electronics Corp.	857,000	956,505
Wistron Corp.	600,000	681,999
Wiwynn Corp.	31,000	1,136,416
Yageo Corp.	110,000	1,874,703
Yang Ming Marine Transport Corp.(b)	496,000	1,837,141
Yuanta Financial Holding Co. Ltd.	2,396,840	2,203,724
Zhen Ding Technology Holding Ltd.	198,000	682,533

		336,532,789

Thailand — 0.2%
Advanced Info Service PCL, NVDR	349,900	2,324,225
Airports of Thailand PCL, NVDR(a)(b)	1,205,400	2,321,788
B Grimm Power PCL, NVDR(a)	234,700	251,651
Bangkok Dusit Medical Services PCL, NVDR	4,289,100	2,896,542
Bangkok Expressway & Metro PCL, NVDR	5,264,600	1,302,249
BTS Group Holdings PCL, NVDR	2,854,900	792,148
Central Pattana PCL, NVDR	1,096,800	1,802,641
Charoen Pokphand Foods PCL, NVDR(a)	2,595,400	1,978,091
CP ALL PCL, NVDR	1,339,000	2,538,358
Delta Electronics Thailand PCL, NVDR	102,800	1,088,914
Electricity Generating PCL, NVDR	94,600	484,989
Energy Absolute PCL, NVDR	655,500	1,767,833
Global Power Synergy PCL, NVDR	233,500	552,983
Gulf Energy Development PCL, NVDR	1,005,556	1,492,355
Indorama Ventures PCL, NVDR	885,033	1,275,108
Intouch Holdings PCL, NVDR	743,800	1,722,887
Muangthai Capital PCL, NVDR(a)	310,100	527,494
Osotspa PCL, NVDR	215,900	210,015
PTT Exploration & Production PCL, NVDR	382,700	1,502,027
PTT Global Chemical PCL, NVDR	636,000	1,090,703
PTT PCL, NVDR	2,596,200	3,065,127
Ratch Group PCL, NVDR	548,700	735,653
Siam Cement PCL (The), NVDR	207,500	2,410,314
Srisawad Corp. PCL, NVDR	307,000	559,093
True Corp. PCL, NVDR	3,299,700	480,395

		35,173,583

Turkey — 0.0%
Akbank TAS	876,529	528,092
Aselsan Elektronik Sanayi Ve Ticaret AS	382,594	620,411
BIM Birlesik Magazalar AS	201,475	1,064,077
Eregli Demir ve Celik Fabrikalari TAS	482,847	988,875
Turkcell Iletisim Hizmetleri AS	275,729	388,860
Turkiye Garanti Bankasi AS	668,946	599,613
Turkiye Petrol Rafinerileri AS(b)	54,339	698,398

		4,888,326

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	1,464,262	3,584,807
Aldar Properties PJSC	2,020,605	2,280,416
Emaar Properties PJSC	1,620,215	2,158,903
Emirates NBD Bank PJSC	702,479	2,562,051
Emirates Telecommunications Group Co. PJSC	796,973	7,176,969

Security	Shares	Value

United Arab Emirates (continued)
First Abu Dhabi Bank PJSC	801,907	$4,366,437

		22,129,583

United Kingdom — 3.7%
3i Group PLC	327,412	6,097,656
Abrdn PLC	731,775	2,393,186
Admiral Group PLC	51,487	2,189,264
Amcor PLC	443,301	5,324,045
Anglo American PLC	310,294	13,679,460
Antofagasta PLC	136,349	2,480,370
Aptiv PLC(b)	77,060	10,524,855
Ashtead Group PLC	142,003	10,157,188
Associated British Foods PLC	100,980	2,665,458
AstraZeneca PLC	431,735	50,222,841
Auto Trader Group PLC(c)	299,307	2,712,211
AVEVA Group PLC	38,803	1,539,774
Aviva PLC	878,530	5,186,840
BAE Systems PLC	934,530	7,313,401
Barclays PLC	4,441,524	11,915,799
Barratt Developments PLC	299,268	2,489,023
Berkeley Group Holdings PLC	45,172	2,577,966
BP PLC	5,657,894	29,330,080
British American Tobacco PLC	597,720	25,519,641
British Land Co. PLC (The)	323,556	2,419,400
BT Group PLC	2,339,064	6,195,410
Bunzl PLC	79,431	2,975,244
Burberry Group PLC	130,932	3,321,606
Clarivate PLC(a)(b)	97,814	1,610,018
Coca-Cola Europacific Partners PLC	60,984	3,485,236
Compass Group PLC	461,209	10,482,185
Croda International PLC	28,534	3,081,614
DCC PLC	26,118	2,196,093
Diageo PLC	629,018	31,741,102
Entain PLC(b)	173,638	3,759,149
Evraz PLC	112,445	763,908
Experian PLC	270,428	11,295,205
Ferguson PLC	68,220	10,730,352
GlaxoSmithKline PLC	1,361,059	30,373,373
Halma PLC	73,992	2,507,860
Hargreaves Lansdown PLC	85,738	1,556,635
Hikma Pharmaceuticals PLC	37,162	1,043,997
HSBC Holdings PLC	5,651,008	40,220,136
Imperial Brands PLC	268,974	6,377,334
Informa PLC(b)	320,552	2,424,773
InterContinental Hotels Group PLC(b)	30,012	1,982,994
Intertek Group PLC	51,644	3,747,828
J Sainsbury PLC	630,105	2,476,027
JD Sports Fashion PLC	646,371	1,657,403
Johnson Matthey PLC	64,377	1,700,112
Kingfisher PLC	661,443	2,966,145
Land Securities Group PLC	245,489	2,636,659
Legal & General Group PLC	1,790,524	7,000,873
Lloyds Banking Group PLC	19,501,333	13,533,356
London Stock Exchange Group PLC	93,494	9,154,317
M&G PLC	627,365	1,836,119
Melrose Industries PLC	1,319,878	2,688,612
Mondi PLC	85,384	2,136,238
National Grid PLC	925,628	13,544,637
Natwest Group PLC	1,371,492	4,507,794
Next PLC	41,636	4,242,112
NMC Health PLC(b)(d)	19,275	—

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Ocado Group PLC(b)	136,107	$2,773,258
Pearson PLC	236,149	1,971,713
Persimmon PLC	93,636	3,050,613
Prudential PLC	721,637	12,163,713
Reckitt Benckiser Group PLC	195,667	15,853,352
RELX PLC	555,522	17,088,070
Rentokil Initial PLC	465,465	3,259,528
Rolls-Royce Holdings PLC(b)	2,345,234	3,676,108
Royalty Pharma PLC, Class A	80,246	3,210,642
Sage Group PLC (The)	217,164	2,122,121
Schroders PLC	21,525	986,938
Segro PLC	274,646	4,841,940
Sensata Technologies Holding PLC(b)	39,847	2,285,624
Severn Trent PLC	94,376	3,664,080
Shell PLC	2,162,833	55,560,398
Smith & Nephew PLC	261,928	4,454,602
Smiths Group PLC	92,171	1,942,742
Spirax-Sarco Engineering PLC	17,693	3,189,264
SSE PLC	296,514	6,379,801
St. James’s Place PLC	230,908	4,766,503
Standard Chartered PLC	771,120	5,615,873
Taylor Wimpey PLC	1,102,767	2,262,389
Tesco PLC	2,020,559	8,115,922
Unilever PLC	720,818	36,964,879
United Utilities Group PLC	140,219	2,022,781
Vodafone Group PLC	7,432,222	13,049,974
Whitbread PLC(b)	45,734	1,881,843
WPP PLC	366,282	5,743,491

		677,589,076

United States — 59.8%
10X Genomics Inc., Class A(a)(b)	22,050	2,122,754
3M Co.	160,668	26,674,101
A O Smith Corp.	31,842	2,433,366
Abbott Laboratories	491,432	62,637,923
AbbVie Inc.	492,683	67,443,376
ABIOMED Inc.(b)	13,370	3,955,782
Accenture PLC, Class A	175,303	61,983,635
Activision Blizzard Inc.	214,174	16,921,888
Adobe Inc.(b)	132,264	70,668,655
Advance Auto Parts Inc.	19,190	4,442,677
Advanced Micro Devices Inc.(b)	338,652	38,690,991
AES Corp. (The)	198,726	4,407,743
Affirm Holdings Inc.(a)(b)	25,410	1,628,019
Aflac Inc.	183,069	11,500,395
Agilent Technologies Inc.	83,126	11,581,114
AGNC Investment Corp.	133,360	1,985,730
Air Products and Chemicals Inc.	63,077	17,795,283
Airbnb Inc., Class A(b)	64,706	9,962,783
Akamai Technologies Inc.(b)	48,096	5,509,397
Albemarle Corp.	33,580	7,412,449
Alexandria Real Estate Equities Inc.	29,501	5,747,975
Align Technology Inc.(b)	21,202	10,494,142
Alleghany Corp.(b)	4,212	2,796,768
Allegion PLC	21,680	2,660,786
Alliant Energy Corp.	76,696	4,591,023
Allstate Corp. (The)	82,932	10,007,404
Ally Financial Inc.	83,476	3,983,475
Alnylam Pharmaceuticals Inc.(b)	34,683	4,772,381
Alphabet Inc., Class A(b)	82,593	223,502,440
Alphabet Inc., Class C, NVS(b)	79,452	215,630,344

Security	Shares	Value

United States (continued)
Altria Group Inc.	514,868	$26,196,484
Amazon.com Inc.(b)	125,513	375,468,374
AMC Entertainment Holdings Inc., Class A(a)(b)	146,059	2,345,708
AMERCO	2,764	1,683,138
Ameren Corp.	74,141	6,579,272
American Electric Power Co. Inc.	139,139	12,578,166
American Express Co.	179,326	32,246,401
American Financial Group Inc./OH	22,146	2,885,181
American International Group Inc.	240,019	13,861,097
American Tower Corp.	127,518	32,070,777
American Water Works Co. Inc.	53,811	8,652,809
Ameriprise Financial Inc.	31,754	9,663,060
AmerisourceBergen Corp.	45,563	6,205,681
AMETEK Inc.	67,619	9,248,251
Amgen Inc.	158,389	35,976,477
Amphenol Corp., Class A	171,950	13,685,500
Analog Devices Inc.	152,589	25,020,018
Annaly Capital Management Inc.	334,002	2,638,616
ANSYS Inc.(b)	20,513	6,974,625
Anthem Inc.	68,258	30,101,095
Aon PLC, Class A	64,498	17,829,827
Apollo Global Management Inc.	102,278	7,159,460
Apple Inc.	4,559,565	796,920,771
Applied Materials Inc.	253,502	35,028,906
Aramark	53,861	1,846,894
Arch Capital Group Ltd.(b)	100,832	4,670,538
Archer-Daniels-Midland Co.	161,877	12,140,775
Arista Networks Inc.(b)	66,514	8,268,355
Arrow Electronics Inc.(b)	20,228	2,508,272
Arthur J Gallagher & Co.	45,632	7,207,118
Asana Inc., Class A(b)	20,164	1,058,207
Assurant Inc.	13,665	2,084,049
AT&T Inc.	1,925,277	49,094,563
Atmos Energy Corp.	34,414	3,689,869
Autodesk Inc.(b)	62,330	15,569,411
Automatic Data Processing Inc.	119,158	24,566,805
AutoZone Inc.(b)	6,139	12,194,203
Avalara Inc.(a)(b)	25,541	2,799,804
AvalonBay Communities Inc.	40,279	9,837,340
Avantor Inc.(b)	135,024	5,040,446
Avery Dennison Corp.	17,334	3,560,750
Baker Hughes Co.	209,681	5,753,647
Ball Corp.	92,373	8,969,418
Bank of America Corp.	2,088,076	96,343,827
Bank of New York Mellon Corp. (The)	233,909	13,861,447
Bath & Body Works Inc.	72,015	4,037,881
Baxter International Inc.	140,394	11,995,263
Becton Dickinson and Co.	80,529	20,465,640
Bentley Systems Inc., Class B	50,367	2,023,242
Berkshire Hathaway Inc., Class B(b)	365,761	114,490,508
Best Buy Co. Inc.	64,136	6,367,422
Bill.com Holdings Inc.(b)	20,962	3,945,258
Biogen Inc.(b)	41,214	9,314,364
BioMarin Pharmaceutical Inc.(b)	53,446	4,736,919
Bio-Rad Laboratories Inc., Class A(b)	6,812	4,085,361
Bio-Techne Corp.	9,929	3,737,375
Black Knight Inc.(b)	37,846	2,823,312
BlackRock Inc.(f)	42,915	35,316,470
Blackstone Inc., NVS	179,527	23,692,178
Block Inc.	22,726	2,593,618

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Block Inc.(b)	110,585	$13,523,440
Boeing Co. (The)(b)	153,588	30,754,461
Booking Holdings Inc.(b)	11,484	28,206,197
Booz Allen Hamilton Holding Corp.	40,384	3,098,664
BorgWarner Inc.	69,825	3,061,826
Boston Properties Inc.	45,416	5,090,225
Boston Scientific Corp.(b)	403,717	17,319,459
Bristol-Myers Squibb Co.	623,053	40,429,909
Broadcom Inc.	113,862	66,709,469
Broadridge Financial Solutions Inc.	27,953	4,450,677
Brown & Brown Inc.	71,342	4,728,548
Brown-Forman Corp., Class B, NVS	90,943	6,132,286
Bunge Ltd.	37,710	3,728,011
Burlington Stores Inc.(b)	19,643	4,654,016
Cable One Inc.	1,511	2,334,087
Cadence Design Systems Inc.(b)	79,969	12,166,484
Caesars Entertainment Inc.(b)	59,869	4,558,426
Camden Property Trust	28,120	4,501,731
Campbell Soup Co.	47,053	2,075,978
Capital One Financial Corp.	126,166	18,512,337
Cardinal Health Inc.	83,493	4,305,734
Carlyle Group Inc. (The)	36,255	1,850,818
CarMax Inc.(a)(b)	47,014	5,226,546
Carnival Corp.(b)	222,937	4,416,382
Carrier Global Corp.	238,983	11,394,709
Carvana Co., Class A(a)(b)	21,760	3,526,426
Catalent Inc.(b)	46,339	4,816,012
Caterpillar Inc.	153,834	31,006,781
Cboe Global Markets Inc.	34,099	4,041,754
CBRE Group Inc., Class A(b)	97,283	9,858,659
CDW Corp./DE	34,460	6,514,663
Celanese Corp.	32,093	4,997,201
Centene Corp.(b)	165,129	12,840,431
CenterPoint Energy Inc.	112,355	3,186,388
Ceridian HCM Holding Inc.(b)	37,710	2,859,172
Cerner Corp.	84,087	7,668,734
CF Industries Holdings Inc.	63,150	4,349,141
CH Robinson Worldwide Inc.	37,677	3,942,898
Charles River Laboratories International Inc.(b)	12,901	4,254,234
Charles Schwab Corp. (The)	386,976	33,937,795
Charter Communications Inc., Class A(a)(b)	36,266	21,518,068
Cheniere Energy Inc.	67,368	7,538,479
Chevron Corp.	537,935	70,647,004
Chewy Inc., Class A(a)(b)	26,989	1,284,946
Chipotle Mexican Grill Inc.(b)	7,845	11,654,375
Chubb Ltd.	123,482	24,360,529
Church & Dwight Co. Inc.	72,880	7,481,132
Cigna Corp.	95,204	21,940,714
Cincinnati Financial Corp.	38,152	4,495,450
Cintas Corp.	22,578	8,839,964
Cisco Systems Inc.	1,170,167	65,143,197
Citigroup Inc.	548,452	35,715,194
Citizens Financial Group Inc.	125,498	6,459,382
Citrix Systems Inc.	34,607	3,527,838
Clorox Co. (The)	37,210	6,246,071
Cloudflare Inc., Class A(b)	67,874	6,543,054
CME Group Inc.	101,877	23,380,771
CMS Energy Corp.	83,550	5,378,949
Coca-Cola Co. (The)	1,129,045	68,883,035
Cognex Corp.	41,622	2,766,198

Security	Shares	Value

United States (continued)
Cognizant Technology Solutions Corp., Class A	149,196	$12,744,322
Coinbase Global Inc., Class A(b)	10,276	1,953,981
Colgate-Palmolive Co.	200,498	16,531,060
Comcast Corp., Class A	1,267,281	63,351,377
Conagra Brands Inc.	145,498	5,057,510
ConocoPhillips	372,057	32,971,691
Consolidated Edison Inc.	92,457	7,992,908
Constellation Brands Inc., Class A	47,735	11,348,996
Cooper Companies Inc. (The)	11,771	4,688,389
Copart Inc.(b)	59,287	7,662,845
Corning Inc.	221,806	9,324,724
Corteva Inc.	211,549	10,171,276
CoStar Group Inc.(b)	112,709	7,907,663
Costco Wholesale Corp.	123,370	62,317,888
Coterra Energy Inc.	204,677	4,482,426
Coupa Software Inc.(b)	20,138	2,703,929
Crowdstrike Holdings Inc., Class A(a)(b)	53,428	9,651,234
Crown Castle International Corp.	121,913	22,250,342
Crown Holdings Inc.	30,046	3,437,262
CSX Corp.	637,494	21,815,045
Cummins Inc.	41,039	9,064,694
CVS Health Corp.	368,254	39,222,734
Danaher Corp.	179,230	51,222,142
Darden Restaurants Inc.	37,547	5,251,699
Datadog Inc., Class A(b)	53,912	7,877,082
DaVita Inc.(b)	20,575	2,229,713
Deere & Co.	78,234	29,447,278
Dell Technologies Inc., Class C(b)	69,895	3,970,735
Delta Air Lines Inc.(b)	45,696	1,813,674
DENTSPLY SIRONA Inc.	65,630	3,505,955
Devon Energy Corp.	177,015	8,951,649
Dexcom Inc.(b)	27,261	11,735,315
Diamondback Energy Inc.	45,111	5,691,204
Digital Realty Trust Inc.	80,205	11,968,992
Discover Financial Services	84,317	9,759,693
Discovery Inc., Class A(a)(b)	48,454	1,352,351
Discovery Inc., Class C, NVS(b)	79,385	2,171,180
DISH Network Corp., Class A(b)	71,579	2,247,581
DocuSign Inc.(b)	54,891	6,903,641
Dollar General Corp.	66,602	13,885,185
Dollar Tree Inc.(b)	63,650	8,352,153
Dominion Energy Inc.	214,708	17,318,347
Domino’s Pizza Inc.	10,780	4,901,127
DoorDash Inc., Class A(a)(b)	29,419	3,338,762
Dover Corp.	42,400	7,204,184
Dow Inc.	216,289	12,918,942
DR Horton Inc.	97,648	8,712,155
DraftKings Inc., Class A(a)(b)	94,123	2,079,177
Dropbox Inc., Class A(b)	84,332	2,087,217
DTE Energy Co.	50,925	6,132,898
Duke Energy Corp.	209,043	21,962,058
Duke Realty Corp.	110,106	6,361,925
DuPont de Nemours Inc.	147,642	11,309,377
Dynatrace Inc.(a)(b)	59,466	3,262,305
Eastman Chemical Co.	28,901	3,437,196
Eaton Corp. PLC	108,588	17,203,597
eBay Inc.	184,495	11,082,615
Ecolab Inc.	71,895	13,620,508
Edison International	105,925	6,651,031
Edwards Lifesciences Corp.(b)	177,300	19,361,160

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Elanco Animal Health Inc.(b)	104,666	$2,725,503
Electronic Arts Inc.	79,281	10,517,417
Eli Lilly & Co.	226,353	55,544,763
Emerson Electric Co.	170,936	15,717,565
Enphase Energy Inc.(b)	36,040	5,062,539
Entegris Inc.	33,935	4,066,770
Entergy Corp.	57,639	6,442,311
EOG Resources Inc.	150,411	16,767,818
EPAM Systems Inc.(b)	14,084	6,705,956
Equifax Inc.	35,350	8,475,516
Equinix Inc.	25,208	18,273,279
Equitable Holdings Inc.	110,276	3,709,685
Equity LifeStyle Properties Inc.	38,435	3,009,076
Equity Residential	102,719	9,114,257
Erie Indemnity Co., Class A, NVS	6,265	1,153,387
Essential Utilities Inc.	69,353	3,380,265
Essex Property Trust Inc.	19,197	6,383,002
Estee Lauder Companies Inc. (The), Class A	65,044	20,280,069
Etsy Inc.(b)	35,549	5,584,037
Everest Re Group Ltd.	12,563	3,560,354
Evergy Inc.	53,451	3,472,177
Eversource Energy	93,059	8,327,850
Exact Sciences Corp.(a)(b)	46,162	3,524,930
Exelon Corp.	277,924	16,105,696
Expedia Group Inc.(b)	39,877	7,309,055
Expeditors International of Washington Inc.	51,450	5,889,996
Extra Space Storage Inc.	39,220	7,773,012
Exxon Mobil Corp.	1,152,825	87,568,587
F5 Inc.(b)	18,025	3,742,351
FactSet Research Systems Inc.	7,982	3,367,526
Fair Isaac Corp.(b)	7,774	3,848,052
Fastenal Co.	165,508	9,380,993
FedEx Corp.	70,155	17,248,308
Fidelity National Financial Inc.	78,758	3,965,465
Fidelity National Information Services Inc.	172,484	20,684,281
Fifth Third Bancorp	202,953	9,057,792
First Republic Bank/CA	49,911	8,664,050
FirstEnergy Corp.	153,420	6,437,503
Fiserv Inc.(b)	164,100	17,345,370
FleetCor Technologies Inc.(b)	21,802	5,194,545
FMC Corp.	38,159	4,211,609
Ford Motor Co.	1,098,482	22,299,185
Fortinet Inc.(b)	40,107	11,921,405
Fortive Corp.	92,798	6,545,971
Fortune Brands Home & Security Inc.	32,707	3,080,018
Fox Corp., Class A, NVS	90,461	3,673,621
Franklin Resources Inc.	86,645	2,770,041
Freeport-McMoRan Inc.	419,198	15,602,550
Garmin Ltd.	35,457	4,411,560
Gartner Inc.(b)	24,813	7,292,293
Generac Holdings Inc.(b)	18,109	5,113,619
General Dynamics Corp.	60,200	12,768,420
General Electric Co.	305,230	28,838,130
General Mills Inc.	157,729	10,832,828
General Motors Co.(b)	364,308	19,209,961
Genuine Parts Co.	32,021	4,266,158
Gilead Sciences Inc.	352,356	24,199,810
Global Payments Inc.	81,954	12,283,266
Globe Life Inc.	24,025	2,457,758
GoDaddy Inc., Class A(b)	49,219	3,726,370

Security	Shares	Value

United States (continued)
Goldman Sachs Group Inc. (The)	94,020	$33,347,014
Guidewire Software Inc.(a)(b)	25,140	2,535,118
Halliburton Co.	247,561	7,610,025
Hartford Financial Services Group Inc. (The)	99,973	7,185,060
Hasbro Inc.	37,379	3,456,810
HCA Healthcare Inc.	72,820	17,480,441
Healthpeak Properties Inc.	163,168	5,771,252
HEICO Corp.	13,594	1,854,086
HEICO Corp., Class A	15,260	1,674,022
Henry Schein Inc.(b)	31,436	2,367,131
Hershey Co. (The)	40,610	8,003,013
Hess Corp.	82,649	7,627,676
Hewlett Packard Enterprise Co.	382,918	6,253,051
Hilton Worldwide Holdings Inc.(b)	63,385	9,197,797
Hologic Inc.(b)	62,165	4,366,470
Home Depot Inc. (The)	291,918	107,128,068
Honeywell International Inc.	190,523	38,958,143
Hormel Foods Corp.	87,064	4,132,928
Host Hotels & Resorts Inc.(b)	207,647	3,600,599
Howmet Aerospace Inc.	117,103	3,640,732
HP Inc.	345,167	12,677,984
HubSpot Inc.(b)	12,486	6,103,157
Humana Inc.	35,582	13,965,935
Huntington Bancshares Inc./OH	272,252	4,100,115
Huntington Ingalls Industries Inc.	10,229	1,914,869
IAC/InterActiveCorp.(a)(b)	23,521	3,211,557
IDEX Corp.	15,643	3,370,128
IDEXX Laboratories Inc.(b)	24,669	12,514,584
IHS Markit Ltd.	105,981	12,377,521
Illinois Tool Works Inc.	87,738	20,523,673
Illumina Inc.(b)	41,441	14,455,450
Incyte Corp.(b)	54,347	4,039,613
Ingersoll Rand Inc.	105,745	5,943,926
Insulet Corp.(b)	18,565	4,604,120
Intel Corp.	1,125,216	54,933,045
Intercontinental Exchange Inc.	159,420	20,192,137
International Business Machines Corp.	250,458	33,453,675
International Flavors & Fragrances Inc.	69,508	9,169,495
International Paper Co.	110,510	5,332,108
Interpublic Group of Companies Inc. (The)	84,468	3,001,993
Intuit Inc.	75,842	42,109,754
Intuitive Surgical Inc.(b)	100,353	28,518,316
Invesco Ltd.	99,646	2,257,978
Invitation Homes Inc.	130,013	5,457,946
IPG Photonics Corp.(b)	10,858	1,677,235
IQVIA Holdings Inc.(b)	47,313	11,586,954
Iron Mountain Inc.	70,023	3,215,456
Jack Henry & Associates Inc.	18,555	3,113,715
Jacobs Engineering Group Inc.	36,253	4,719,416
Jazz Pharmaceuticals PLC(b)	17,116	2,377,584
JB Hunt Transport Services Inc.	18,954	3,649,403
JM Smucker Co. (The)	25,137	3,533,759
Johnson & Johnson	723,304	124,618,046
Johnson Controls International PLC	198,433	14,420,126
JPMorgan Chase & Co.	816,519	121,334,723
Juniper Networks Inc.	90,982	3,167,993
Kellogg Co.	50,574	3,186,162
Keurig Dr Pepper Inc.	157,714	5,985,246
KeyCorp.	287,576	7,206,655
Keysight Technologies Inc.(b)	51,490	8,692,542

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Kimberly-Clark Corp.	82,184	$11,312,628
Kinder Morgan Inc.	567,308	9,848,467
KKR & Co. Inc.	149,814	10,660,764
KLA Corp.	43,779	17,041,851
Knight-Swift Transportation Holdings Inc.	36,533	2,067,037
Kraft Heinz Co. (The)	191,674	6,861,929
Kroger Co. (The)	205,396	8,953,212
L3Harris Technologies Inc.	57,128	11,956,319
Laboratory Corp. of America Holdings(b)	27,832	7,552,492
Lam Research Corp.	39,908	23,542,527
Las Vegas Sands Corp.(b)	96,997	4,248,469
Lear Corp.	11,587	1,938,737
Leidos Holdings Inc.	39,446	3,528,445
Lennar Corp., Class A	79,732	7,663,043
Lennox International Inc.	7,991	2,266,407
Liberty Broadband Corp., Class C, NVS(b)	40,550	6,018,025
Liberty Global PLC, Class A(b)	46,544	1,262,273
Liberty Global PLC, Class C, NVS(b)	99,613	2,693,536
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	62,064	3,738,115
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	19,338	894,383
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	39,932	1,858,036
Lincoln National Corp.	55,598	3,890,748
Live Nation Entertainment Inc.(b)	39,098	4,281,622
LKQ Corp.	86,317	4,737,940
Lockheed Martin Corp.	66,330	25,810,993
Loews Corp.	46,949	2,800,977
Lowe’s Companies Inc.	193,251	45,868,125
Lucid Group Inc.(a)(b)	115,122	3,383,436
Lululemon Athletica Inc.(b)	33,691	11,244,708
Lumen Technologies Inc.	277,902	3,434,869
Lyft Inc., Class A(b)	70,328	2,709,035
LyondellBasell Industries NV, Class A	77,817	7,527,238
M&T Bank Corp.	37,675	6,381,391
Marathon Petroleum Corp.	184,832	13,261,696
Markel Corp.(b)	3,368	4,151,868
MarketAxess Holdings Inc.	9,174	3,160,260
Marriott International Inc./MD, Class A(b)	79,554	12,817,740
Marsh & McLennan Companies Inc.	141,742	21,777,241
Martin Marietta Materials Inc.	18,279	7,112,724
Marvell Technology Inc.	229,399	16,379,089
Masco Corp.	76,773	4,862,034
Masimo Corp.(b)	14,272	3,137,985
Mastercard Inc., Class A	243,781	94,192,103
Match Group Inc.(b)	73,127	8,241,413
McCormick & Co. Inc./MD, NVS	72,872	7,309,790
McDonald’s Corp.	206,268	53,516,233
McKesson Corp.	45,254	11,617,607
Medical Properties Trust Inc.	135,273	3,078,813
Medtronic PLC	370,191	38,311,067
MercadoLibre Inc.(a)(b)	12,461	14,106,600
Merck & Co. Inc.	705,449	57,479,985
Meta Platforms Inc, Class A(b)	657,517	205,973,775
MetLife Inc.	209,854	14,072,809
Mettler-Toledo International Inc.(b)	5,898	8,685,867
MGM Resorts International	115,426	4,930,999
Microchip Technology Inc.	148,794	11,528,559
Micron Technology Inc.	315,270	25,937,263
Microsoft Corp.	1,968,700	612,226,326

Security	Shares	Value

United States (continued)
Mid-America Apartment Communities Inc.	34,406	$7,111,032
Moderna Inc.(b)	95,749	16,213,178
Mohawk Industries Inc.(b)	17,752	2,802,508
Molina Healthcare Inc.(b)	14,876	4,321,180
Molson Coors Beverage Co., Class B	60,061	2,862,507
Mondelez International Inc., Class A	388,880	26,066,626
MongoDB Inc.(b)	16,427	6,654,742
Monolithic Power Systems Inc.	12,414	5,001,973
Monster Beverage Corp.(b)	111,310	9,652,803
Moody’s Corp.	46,888	16,082,584
Morgan Stanley	383,082	39,281,228
Mosaic Co. (The)	107,849	4,308,568
Motorola Solutions Inc.	47,381	10,989,549
MSCI Inc.	21,098	11,311,060
Nasdaq Inc.	25,073	4,493,332
NetApp Inc.	68,322	5,910,536
Netflix Inc.(b)	122,142	52,171,734
Neurocrine Biosciences Inc.(b)	25,760	2,035,555
Newell Brands Inc.	124,428	2,887,974
Newmont Corp.	221,674	13,559,799
News Corp., Class A, NVS	112,312	2,497,819
NextEra Energy Inc.	528,471	41,284,155
Nike Inc., Class B	354,764	52,529,905
NiSource Inc.	76,605	2,235,334
Nordson Corp.	14,784	3,437,871
Norfolk Southern Corp.	69,822	18,990,886
Northern Trust Corp.	58,645	6,840,353
Northrop Grumman Corp.	43,387	16,048,851
NortonLifeLock Inc.	172,236	4,479,858
Novavax Inc.(a)(b)	20,456	1,916,727
Novocure Ltd.(a)(b)	25,284	1,735,747
NRG Energy Inc.	72,125	2,879,951
Nuance Communications Inc.(b)	79,003	4,364,916
Nucor Corp.	84,063	8,523,988
NVIDIA Corp.	691,842	169,404,432
NVR Inc.(b)	792	4,219,158
O’Reilly Automotive Inc.(b)	19,170	12,494,047
Oak Street Health Inc.(a)(b)	31,139	541,196
Occidental Petroleum Corp.	269,004	10,133,381
Okta Inc.(a)(b)	35,807	7,085,847
Old Dominion Freight Line Inc.	22,929	6,922,953
Omnicom Group Inc.	62,796	4,732,307
ON Semiconductor Corp.(b)	104,622	6,172,698
ONEOK Inc.	132,097	8,015,646
Oracle Corp.	468,944	38,059,495
Otis Worldwide Corp.	98,160	8,385,809
Owens Corning	23,045	2,044,092
PACCAR Inc.	100,129	9,310,996
Packaging Corp. of America	21,915	3,301,056
Palantir Technologies Inc., Class A(b)	441,131	6,047,906
Palo Alto Networks Inc.(b)	27,731	14,348,019
Parker-Hannifin Corp.	37,669	11,677,767
Paychex Inc.	94,088	11,079,803
Paycom Software Inc.(b)	14,837	4,974,846
PayPal Holdings Inc.(b)	309,421	53,201,847
Peloton Interactive Inc., Class A(b)	77,433	2,116,244
Pentair PLC	53,785	3,426,105
PepsiCo Inc.	381,913	66,269,544
PerkinElmer Inc.	26,977	4,644,630
Pfizer Inc.	1,552,293	81,790,318

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
PG&E Corp.(b)	413,739	$5,291,722
Philip Morris International Inc.	419,138	43,108,343
Phillips 66	106,725	9,049,213
Pinterest Inc., Class A(b)	154,315	4,561,551
Pioneer Natural Resources Co.	59,873	13,105,601
Plug Power Inc.(a)(b)	146,435	3,202,533
PNC Financial Services Group Inc. (The)	119,505	24,616,835
Pool Corp.	10,803	5,144,929
PPG Industries Inc.	67,916	10,608,479
PPL Corp.	205,533	6,100,219
Principal Financial Group Inc.	75,076	5,485,053
Procter & Gamble Co. (The)	668,788	107,307,035
Progressive Corp. (The)	166,368	18,077,547
Prologis Inc.	205,415	32,213,180
Prudential Financial Inc.	108,048	12,054,915
PTC Inc.(b)	24,460	2,843,720
Public Service Enterprise Group Inc.	144,977	9,645,320
Public Storage	44,952	16,116,641
PulteGroup Inc.	77,250	4,070,303
Qorvo Inc.(b)	32,454	4,455,285
QUALCOMM Inc.	313,869	55,165,615
Quest Diagnostics Inc.	35,053	4,732,856
Raymond James Financial Inc.	36,204	3,832,917
Raytheon Technologies Corp.	418,356	37,731,528
Realty Income Corp.	137,297	9,529,785
Regency Centers Corp.	36,488	2,618,014
Regeneron Pharmaceuticals Inc.(b)	29,850	18,166,411
Regions Financial Corp.	288,243	6,612,294
Republic Services Inc.	62,311	7,954,622
ResMed Inc.	42,150	9,635,490
RingCentral Inc., Class A(b)	21,801	3,847,658
Rivian Automotive Inc., Class A(b)	46,848	3,079,788
Robert Half International Inc.	27,143	3,074,216
Robinhood Markets Inc., Class A(a)(b)	45,946	650,136
Rockwell Automation Inc.	32,413	9,374,488
Roku Inc., Class A(b)	32,363	5,309,150
Rollins Inc.	57,201	1,764,651
Roper Technologies Inc.	29,319	12,817,094
Ross Stores Inc.	101,744	9,945,476
Royal Caribbean Cruises Ltd.(b)	61,537	4,788,194
RPM International Inc.	31,596	2,799,722
S&P Global Inc.	67,202	27,903,614
salesforce.com Inc.(b)	271,382	63,131,595
SBA Communications Corp.	31,867	10,370,796
Schlumberger NV	382,772	14,954,902
Seagen Inc.(a)(b)	37,132	4,994,625
Sealed Air Corp.	37,856	2,571,180
SEI Investments Co.	26,177	1,534,234
Sempra Energy	80,363	11,102,952
ServiceNow Inc.(b)	55,887	32,737,487
Sherwin-Williams Co. (The)	70,022	20,062,003
Signature Bank/New York NY	16,238	4,946,582
Simon Property Group Inc.	89,660	13,197,952
Sirius XM Holdings Inc.(a)	312,768	1,989,204
Skyworks Solutions Inc.	47,429	6,949,297
Snap Inc., Class A, NVS(b)	296,953	9,662,851
Snap-on Inc.	13,063	2,720,370
Snowflake Inc., Class A(b)	59,254	16,348,179
SoFi Technologies Inc.(a)(b)	143,829	1,794,986
SolarEdge Technologies Inc.(b)	14,386	3,427,033

Security	Shares	Value

United States (continued)
Southern Co. (The)	297,373	$20,664,450
Southwest Airlines Co.(b)	43,178	1,932,647
Splunk Inc.(b)	47,120	5,839,110
SS&C Technologies Holdings Inc.	63,966	5,108,964
Stanley Black & Decker Inc.	37,038	6,468,687
Starbucks Corp.	328,728	32,320,537
State Street Corp.	105,364	9,956,898
Steel Dynamics Inc.	47,245	2,623,042
Stryker Corp.	95,263	23,629,987
Sun Communities Inc.	24,143	4,562,061
Sunrun Inc.(a)(b)	52,282	1,355,672
SVB Financial Group(b)	16,013	9,349,991
Synchrony Financial	156,039	6,645,701
Synopsys Inc.(b)	36,381	11,296,300
Sysco Corp.	140,424	10,974,136
T-Mobile U.S. Inc.(b)	170,467	18,439,415
T Rowe Price Group Inc.	65,323	10,087,831
Take-Two Interactive Software Inc.(b)	32,806	5,358,532
Target Corp.	137,124	30,226,243
TE Connectivity Ltd.	91,329	13,060,960
Teladoc Health Inc.(b)	38,894	2,983,559
Teledyne Technologies Inc.(b)	12,184	5,134,703
Teleflex Inc.	10,003	3,102,831
Teradyne Inc.	47,399	5,566,065
Tesla Inc.(b)	232,502	217,789,273
Texas Instruments Inc.	257,259	46,175,418
Textron Inc.	62,700	4,267,362
Thermo Fisher Scientific Inc.	109,465	63,632,004
TJX Companies Inc. (The)	338,363	24,351,985
Tractor Supply Co.	31,791	6,940,293
Trade Desk Inc. (The), Class A(b)	123,236	8,569,831
Tradeweb Markets Inc., Class A	27,368	2,319,985
TransDigm Group Inc.(b)	14,853	9,152,270
TransUnion	55,707	5,744,506
Travelers Companies Inc. (The)	68,913	11,451,962
Trimble Inc.(b)	76,894	5,548,671
Truist Financial Corp.	371,895	23,362,444
Twilio Inc., Class A(b)	46,524	9,589,527
Twitter Inc.(b)	224,632	8,425,946
Tyler Technologies Inc.(b)	10,714	5,076,293
Tyson Foods Inc., Class A	85,436	7,765,278
U.S. Bancorp	381,908	22,223,227
Uber Technologies Inc.(b)	301,639	11,281,299
UDR Inc.	87,075	4,949,343
UGI Corp.	44,773	2,030,456
Ulta Beauty Inc.(b)	14,639	5,324,790
Union Pacific Corp.	181,170	44,305,123
United Parcel Service Inc., Class B	202,449	40,937,212
United Rentals Inc.(b)	21,788	6,974,775
UnitedHealth Group Inc.	260,234	122,978,781
Unity Software Inc.(a)(b)	16,879	1,774,827
Universal Health Services Inc., Class B	17,920	2,330,675
Upstart Holdings Inc.(b)	6,235	679,677
Vail Resorts Inc.	12,310	3,411,101
Valero Energy Corp.	119,258	9,894,836
Veeva Systems Inc., Class A(b)	39,506	9,344,749
Ventas Inc.	108,833	5,770,326
VeriSign Inc.(b)	30,066	6,529,734
Verisk Analytics Inc.	43,806	8,591,671
Verizon Communications Inc.	1,136,952	60,519,955

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Vertex Pharmaceuticals Inc.(b)	72,280	$17,567,654
VF Corp.	94,181	6,141,543
ViacomCBS Inc., Class B, NVS	170,032	5,687,570
Viatris Inc.	348,085	5,210,832
VICI Properties Inc.	124,280	3,556,894
Visa Inc., Class A	463,285	104,781,168
Vistra Corp.	99,993	2,180,847
VMware Inc., Class A	54,150	6,957,192
Vornado Realty Trust	45,306	1,857,999
Vulcan Materials Co.	38,173	7,264,704
W R Berkley Corp.	40,599	3,430,616
Walmart Inc.	423,919	59,268,115
Walgreens Boots Alliance Inc.	209,062	10,402,925
Walt Disney Co. (The)(b)	502,759	71,879,454
Waste Management Inc.	117,883	17,734,319
Waters Corp.(b)	18,521	5,928,943
Wayfair Inc., Class A(a)(b)	20,372	3,176,402
WEC Energy Group Inc.	90,952	8,825,982
Wells Fargo & Co.	1,132,586	60,933,127
Welltower Inc.	118,308	10,249,022
West Pharmaceutical Services Inc.	21,471	8,442,827
Western Digital Corp.(b)	86,761	4,489,014
Western Union Co. (The)	128,441	2,428,819
Westinghouse Air Brake Technologies Corp.	50,177	4,460,735
Westrock Co.	78,213	3,610,312
Weyerhaeuser Co.	206,685	8,356,275
Whirlpool Corp.	19,388	4,075,164
Williams Companies Inc. (The)	295,604	8,850,384
Willis Towers Watson PLC	36,785	8,606,219
Workday Inc., Class A(b)	50,532	12,785,101
WP Carey Inc.	35,031	2,718,406
WW Grainger Inc.	12,884	6,378,997
Wynn Resorts Ltd.(b)	30,821	2,633,654
Xcel Energy Inc.	149,633	10,423,435
Xilinx Inc.	71,143	13,769,728
Xylem Inc./NY	54,967	5,772,634
Yum! Brands Inc.	84,343	10,557,213
Zebra Technologies Corp., Class A(b)	14,867	7,569,087
Zendesk Inc.(a)(b)	31,149	3,068,488
Zillow Group Inc., Class C, NVS(b)	46,833	2,364,130
Zimmer Biomet Holdings Inc.	57,823	7,113,385
Zoetis Inc.	132,317	26,435,613
Zoom Video Communications Inc., Class A(b)	60,547	9,341,191
ZoomInfo Technologies Inc.(b)	64,169	3,391,973
Zscaler Inc.(b)	23,663	6,083,994

		11,090,300,389

Total Common Stocks — 99.3% (Cost: $13,744,111,890)		18,416,109,029

Preferred Stocks

Brazil — 0.2%
Banco Bradesco SA, Preference Shares, NVS	1,603,379	6,884,435
Cia. Energetica de Minas Gerais, Preference Shares, NVS	474,532	1,173,350
Gerdau SA, Preference Shares, NVS	256,750	1,346,099
Itau Unibanco Holding SA, Preference Shares, NVS	1,255,764	5,990,189
Itausa SA, Preference Shares, NVS	1,390,531	2,668,408

Security	Shares	Value

Brazil (continued)
Petroleo Brasileiro SA, Preference Shares, NVS	1,667,537	$10,158,909

		28,221,390

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	42,165	2,258,100

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	180,813	1,614,032

Germany — 0.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,823	417,412
Fuchs Petrolub SE, Preference Shares, NVS	16,341	706,179
Henkel AG & Co. KGaA, Preference Shares, NVS	52,587	4,301,010
Porsche Automobil Holding SE, Preference Shares, NVS	45,405	4,252,129
Sartorius AG, Preference Shares, NVS	8,503	4,590,577
Volkswagen AG, Preference Shares, NVS(a)	61,666	12,843,313

		27,110,620

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	1,929,900	931,457

South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	244,058	13,727,593

Total Preferred Stocks — 0.4% (Cost: $58,705,920)		73,863,192

Rights

China — 0.0%
Citic Securities Co. Ltd. (Expires 02/23/22)(b)	90,525	35,759

South Korea — 0.0%
Doosan Heavy Industries & Construction Co. Ltd. (Expires 02/11/22)(a)(b)	9,806	13,829

Spain — 0.0%
Asc Actividades De Construccio (Expires 02/02/22)(b)(d)	67,617	33,842

Total Rights — 0.0% (Cost: $36,244)		83,430

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	184,475,073	184,530,416
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	11,060,000	11,060,000

		195,590,416

Total Short-Term Investments — 1.1% (Cost: $195,507,275)		195,590,416

Total Investments in Securities — 100.8% (Cost: $13,998,361,329)		18,685,646,067

Other Assets, Less Liabilities — (0.8)%		(146,414,525)

Net Assets — 100.0%		$18,539,231,542

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$121,480,560	$63,075,843	(a)	$—		$(6,058)	$(19,929)	$184,530,416	184,475,073	$500,949	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	29,600,000	—		(18,540,000	)(a)	—	—	11,060,000	11,060,000	659		—
BlackRock Inc.	34,020,813	5,314,617		(2,334,767)		1,005,459	(2,689,652)	35,316,470	42,915	313,773		—

						$999,401	$(2,709,581)	$230,906,886		$815,381		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	81	03/18/22	$9,053	$(131,385)
MSCI Emerging Markets Index	75	03/18/22	4,593	(7,100)
S&P 500 E-Mini Index	102	03/18/22	22,972	(98,924)

				$(237,409)

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$237,409

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$782,052

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(513,657)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$39,988,697

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$12,107,866,704	$6,308,242,324	$1	$18,416,109,029
Preferred Stocks	29,835,422	44,027,770	—	73,863,192
Rights	—	49,588	33,842	83,430
Money Market Funds	195,590,416	—	—	195,590,416

	$12,333,292,542	$6,352,319,682	$33,843	$18,685,646,067

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(237,409)	$—	$—	$(237,409)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.6%
Ampol Ltd.	37,510	$794,574
Aristocrat Leisure Ltd.	15,818	458,529
Australia & New Zealand Banking Group Ltd.	57,350	1,083,848
Brambles Ltd.	83,855	576,088
Coles Group Ltd.	155	1,781
Commonwealth Bank of Australia	30,070	2,005,360
Computershare Ltd.	36,270	502,760
CSL Ltd.	9,145	1,694,043
Endeavour Group Ltd./Australia	23,715	105,926
Fortescue Metals Group Ltd.	90,055	1,264,562
Goodman Group	31,000	511,864
GPT Group (The)	173,600	615,178
James Hardie Industries PLC	19,530	657,287
Lendlease Corp. Ltd.	23,405	165,626
Macquarie Group Ltd.	7,634	997,852
Mirvac Group	155	287
National Australia Bank Ltd.	68,665	1,324,922
Northern Star Resources Ltd.	35,960	214,319
QBE Insurance Group Ltd.	59,985	476,259
REA Group Ltd.	4,340	449,610
Rio Tinto PLC	155	10,925
Scentre Group	241,800	502,012
Sonic Healthcare Ltd.	9,610	258,800
Suncorp Group Ltd.	37,975	298,252
Sydney Airport(a)	55,675	342,185
Tabcorp Holdings Ltd.	78,442	275,612
Telstra Corp. Ltd.	73,780	205,103
Transurban Group	97,340	859,923
Treasury Wine Estates Ltd.	52,700	396,105
Vicinity Centres	123,225	142,856
Wesfarmers Ltd.	27,125	1,012,102
Westpac Banking Corp.	74,710	1,077,537
Woolworths Group Ltd.	23,715	578,515

		19,860,602

Austria — 0.1%
Erste Group Bank AG	6,975	326,015
Raiffeisen Bank International AG	7,811	219,546
Verbund AG	9,455	1,001,380

		1,546,941

Belgium — 0.2%
Anheuser-Busch InBev SA/NV	20,925	1,319,135
Elia Group SA/NV	2,790	376,495
Groupe Bruxelles Lambert SA	4,506	483,507
Umicore SA	9,610	363,793

		2,542,930

Brazil — 0.4%
Ambev SA	180,420	508,632
B3 SA - Brasil, Bolsa, Balcao	162,750	448,090
Banco Bradesco SA	121,675	430,781
Banco do Brasil SA	31,000	190,667
Localiza Rent a Car SA	52,700	581,575
Lojas Renner SA	25,265	133,793
Natura & Co. Holding SA(a)	31,000	132,521
Notre Dame Intermedica Participacoes SA	155	2,078
Vale SA	124,204	1,891,561
WEG SA	31,000	187,748

		4,507,446

Security	Shares	Value

Canada — 3.5%
Agnico Eagle Mines Ltd.	12,400	$592,223
Alimentation Couche-Tard Inc.	21,080	850,231
AltaGas Ltd.	73,470	1,509,107
Bank of Montreal	12,555	1,421,086
Bank of Nova Scotia (The)	23,095	1,663,516
BCE Inc.	16,585	866,337
Brookfield Asset Management Inc., Class A	36,425	2,005,861
Brookfield Renewable Corp., Class A	16,120	551,515
CAE Inc.(a)	14,570	367,932
Cameco Corp.	41,230	801,474
Canadian Imperial Bank of Commerce	6,665	836,933
Canadian National Railway Co.	13,640	1,662,467
Canadian Pacific Railway Ltd.	16,284	1,164,982
Canadian Tire Corp. Ltd., Class A, NVS	4,030	581,856
Canopy Growth Corp.(a)(b)	12,555	100,942
CCL Industries Inc., Class B, NVS	13,330	696,937
CGI Inc.(a)	2,945	251,442
Constellation Software Inc.	465	800,887
Enbridge Inc.	70,215	2,968,457
Fairfax Financial Holdings Ltd.	775	374,224
First Quantum Minerals Ltd.	22,320	549,769
Franco-Nevada Corp.	9,765	1,291,117
George Weston Ltd.	5,580	608,504
Great-West Lifeco Inc.	5,735	179,158
Hydro One Ltd.(c)	37,820	977,075
Intact Financial Corp.	4,185	567,032
Ivanhoe Mines Ltd., Class A(a)	84,630	725,029
Keyera Corp.	23,095	543,423
Kirkland Lake Gold Ltd.	10,695	402,845
Loblaw Companies Ltd.	10,075	777,292
Lundin Mining Corp.	58,280	485,533
Magna International Inc.	6,200	499,502
Manulife Financial Corp.	33,945	706,859
Metro Inc.	6,975	373,072
National Bank of Canada	3,255	260,421
Open Text Corp.	14,570	697,352
Pan American Silver Corp.	8,060	174,433
Pembina Pipeline Corp.	50,995	1,619,131
Power Corp. of Canada	7,440	239,152
Restaurant Brands International Inc.	7,595	424,816
RioCan REIT	17,515	304,926
Rogers Communications Inc., Class B, NVS	11,935	605,318
Royal Bank of Canada	24,955	2,845,241
Shaw Communications Inc., Class B, NVS	17,825	531,321
Shopify Inc., Class A(a)	2,325	2,244,156
Sun Life Financial Inc.	10,695	605,698
TELUS Corp.	26,040	612,718
TFI International Inc.	3,720	358,055
Thomson Reuters Corp.	8,680	931,812
Toronto-Dominion Bank (The)	31,031	2,485,361
Wheaton Precious Metals Corp.	25,420	1,024,879
WSP Global Inc.	4,340	578,712

		45,298,121

Chile — 0.0%
Falabella SA	111,910	398,318

China — 3.9%
Agricultural Bank of China Ltd., Class H	1,705,000	648,709
Alibaba Group Holding Ltd.(a)	294,568	4,616,930
Alibaba Health Information Technology Ltd.(a)	42,000	31,658

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
ANTA Sports Products Ltd.(b)	31,000	$465,473
Baidu Inc., ADR(a)	5,425	866,590
Bank of China Ltd., Class H	3,410,000	1,329,193
Bank of Communications Co. Ltd., Class A	1,023,000	763,963
Bank of Jiangsu Co. Ltd., Class A	294,500	306,169
Bank of Nanjing Co. Ltd., Class A	341,000	529,420
BeiGene Ltd., ADR(a)	1,395	338,399
Bilibili Inc., ADR(a)	4,650	164,099
BYD Co. Ltd., Class H	7,000	207,039
CGN Power Co. Ltd., Class H(c)	2,170,000	599,569
China CITIC Bank Corp. Ltd., Class H	930,000	443,698
China Construction Bank Corp., Class H	2,635,000	2,021,963
China Everbright Bank Co. Ltd., Class A	279,000	147,136
China Life Insurance Co. Ltd., Class H	310,000	544,948
China Mengniu Dairy Co. Ltd.	18,000	106,391
China Merchants Bank Co. Ltd., Class A	46,500	361,512
China Merchants Bank Co. Ltd., Class H	77,500	647,754
China Merchants Port Holdings Co. Ltd.	310,000	572,932
China Minsheng Banking Corp. Ltd., Class A	806,060	492,753
China Molybdenum Co. Ltd., Class H	930,000	477,902
China National Nuclear Power Co. Ltd., Class A	527,098	589,148
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	46,500	276,433
China Oilfield Services Ltd., Class H	930,000	914,618
China Overseas Land & Investment Ltd.	155,000	457,479
China Resources Beer Holdings Co. Ltd.	14,000	104,522
China Resources Gas Group Ltd.	26,000	130,049
China Resources Land Ltd.	22,000	106,340
China Suntien Green Energy Corp. Ltd., Class H	620,000	377,803
China Tower Corp. Ltd., Class H(c)	3,100,000	374,476
China Vanke Co. Ltd., Class H	47,200	122,024
China Yangtze Power Co. Ltd., Class A	201,500	694,923
Contemporary Amperex Technology Co. Ltd., Class A	2,100	202,633
Country Garden Holdings Co. Ltd.	155,000	127,310
Country Garden Services Holdings Co. Ltd.	15,000	88,608
Daqo New Energy Corp., ADR(a)	4,960	198,995
ENN Energy Holdings Ltd.	46,500	740,292
Foshan Haitian Flavouring & Food Co. Ltd., Class A	20,632	315,753
Geely Automobile Holdings Ltd.	155,000	335,537
GEM Co. Ltd., Class A	186,000	260,833
Great Wall Motor Co. Ltd., Class H	77,500	210,264
Industrial & Commercial Bank of China Ltd., Class H	1,705,000	1,032,966
Industrial Bank Co. Ltd., Class A	170,598	564,405
Innovent Biologics Inc.(a)(c)	14,000	59,287
JD.com Inc., Class A(a)	41,710	1,580,867
Jiangsu Expressway Co. Ltd., Class H	310,000	323,905
Kweichow Moutai Co. Ltd., Class A	800	238,926
Lenovo Group Ltd.	310,000	335,950
Li Auto Inc., ADR(a)	11,935	311,384
Li Ning Co. Ltd.	77,500	756,245
Meituan, Class B(a)(c)	81,700	2,437,466
Muyuan Foods Co. Ltd., Class A	33,036	287,305
NetEase Inc.	46,200	964,632
NIO Inc., ADR(a)(b)	28,830	706,623
Nongfu Spring Co. Ltd., Class H(c)	62,000	375,385
People’s Insurance Co. Group of China Ltd. (The), Class H	620,000	196,199
PICC Property & Casualty Co. Ltd., Class H	310,000	288,843
Pinduoduo Inc., ADR(a)	9,455	565,787
Ping An Insurance Group Co. of China Ltd., Class H	155,000	1,230,052

Security	Shares	Value

China (continued)
SF Holding Co. Ltd., Class A	31,000	$310,997
Shenzhen International Holdings Ltd.	465,000	471,848
Shenzhou International Group Holdings Ltd.	31,000	575,203
Sichuan Chuantou Energy Co. Ltd., Class A	232,500	405,036
Sunac China Holdings Ltd.	155,000	191,010
Sunny Optical Technology Group Co. Ltd.	15,500	400,172
Tencent Holdings Ltd	108,500	6,798,857
Trip.com Group Ltd., ADR(a)	12,400	329,964
Wuliangye Yibin Co. Ltd., Class A	15,500	487,469
WuXi AppTec Co. Ltd., Class H(c)	17,500	251,007
Wuxi Biologics Cayman Inc., New(a)(c)	107,000	1,072,436
Xiaomi Corp., Class B(a)(c)	341,000	723,387
XPeng Inc., ADR(a)	8,680	304,581
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	62,000	410,678
Yintai Gold Co. Ltd., Class A	279,000	365,166
Zhejiang Expressway Co. Ltd., Class H	310,000	265,588
Zhejiang Huayou Cobalt Co. Ltd., Class A	8,800	138,262
Zijin Mining Group Co. Ltd., Class H	310,000	402,445
ZTO Express Cayman Inc., ADR	9,300	279,372

		49,751,945

Colombia — 0.1%
Grupo de Inversiones Suramericana SA	88,505	610,915
Interconexion Electrica SA ESP	74,090	442,913

		1,053,828

Czech Republic — 0.0%
Komercni Banka AS	11,935	529,237

Denmark — 0.5%
Carlsberg A/S, Class B	1,610	260,708
Chr Hansen Holding A/S	5,580	447,490
Genmab A/S(a)	1,240	422,257
Novo Nordisk A/S, Class B	33,325	3,314,779
Novozymes A/S, Class B	6,975	478,816
Orsted A/S(c)	7,750	825,724
Pandora A/S	2,480	269,675
Vestas Wind Systems A/S	24,025	650,126

		6,669,575

Finland — 0.3%
Kesko OYJ, Class B	15,655	494,435
Kone OYJ, Class B	3,410	220,846
Neste OYJ	28,365	1,279,248
Nokia OYJ(a)	98,425	586,970
Nordea Bank Abp	42,315	502,604
Sampo OYJ, Class A	15,345	761,615
Wartsila OYJ Abp	25,420	313,845

		4,159,563

France — 2.5%
Aeroports de Paris(a)	2,790	378,605
Airbus SE(a)	12,400	1,583,396
Alstom SA	7,750	251,253
AXA SA	55,025	1,742,697
BNP Paribas SA	20,150	1,438,496
Bureau Veritas SA	10,230	292,704
Capgemini SE	3,255	731,777
CNP Assurances	12,555	309,043
Danone SA	11,470	715,167
Dassault Aviation SA	1,550	184,206
Dassault Systemes SE	7,750	374,777
Edenred	4,218	181,173

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Eiffage SA	2,790	$293,154
EssilorLuxottica SA	6,355	1,202,273
Eurofins Scientific SE	2,790	280,124
Gecina SA	1,305	177,078
Getlink SE	15,655	246,956
Hermes International	465	698,160
Kering SA	1,550	1,157,485
Klepierre SA	13,485	358,677
Legrand SA	5,580	567,894
L’Oreal SA	6,045	2,582,101
LVMH Moet Hennessy Louis Vuitton SE	5,580	4,583,285
Orange SA	19,840	233,070
Pernod Ricard SA	4,960	1,060,941
Publicis Groupe SA	6,200	420,117
Renault SA(a)	8,990	357,284
Safran SA	6,975	844,458
Sanofi	23,250	2,431,067
Sartorius Stedim Biotech	775	339,846
Schneider Electric SE	12,400	2,100,502
Societe Generale SA	18,755	696,192
Sodexo SA	3,565	331,558
Teleperformance	930	350,228
Thales SA	2,945	271,669
Unibail-Rodamco-Westfield(a)(b)	5,270	401,559
Vinci SA	15,345	1,681,912
Vivendi SE	25,265	331,107
Worldline SA/France(a)(c)	7,750	375,644

		32,557,635

Germany — 1.8%
adidas AG	3,720	1,020,832
Allianz SE, Registered	10,230	2,626,578
Aroundtown SA	27,435	169,453
Bayer AG, Registered	21,080	1,280,691
Bayerische Motoren Werke AG	10,075	1,066,367
Beiersdorf AG	2,188	217,626
Brenntag SE	3,100	265,596
Daimler AG, Registered	20,460	1,632,580
Daimler Truck Holding AG(a)	10,230	360,647
Delivery Hero SE(a)(c)	3,720	287,147
Deutsche Bank AG, Registered(a)	44,640	621,546
Deutsche Boerse AG	3,410	606,136
Deutsche Post AG, Registered	14,415	867,503
Deutsche Telekom AG, Registered	68,200	1,287,546
Fresenius SE & Co. KGaA	11,470	473,486
GEA Group AG	5,270	248,982
HelloFresh SE(a)	5,115	340,560
Infineon Technologies AG	29,605	1,229,429
Merck KGaA	2,945	645,833
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,945	932,343
Puma SE	155	16,578
SAP SE	21,390	2,683,615
Siemens AG, Registered	17,050	2,707,047
Siemens Healthineers AG(c)	4,960	318,741
Symrise AG	2,015	240,791
Vonovia SE	10,718	610,452
Zalando SE(a)(c)	5,115	405,967

		23,164,072

Security	Shares	Value

Greece — 0.0%
OPAP SA	5,625	$83,548

Hong Kong — 0.6%
AIA Group Ltd.	248,000	2,589,073
CK Asset Holdings Ltd.	77,500	517,344
Galaxy Entertainment Group Ltd.(a)	46,000	266,398
Hong Kong Exchanges & Clearing Ltd.	20,900	1,192,882
Hongkong Land Holdings Ltd.(b)	62,000	335,787
Link REIT	62,000	532,301
Power Assets Holdings Ltd.	103,000	632,895
Sands China Ltd.(a)	62,000	172,884
Sun Hung Kai Properties Ltd.	33,500	408,717
Techtronic Industries Co. Ltd.	26,500	437,252

		7,085,533

India — 1.3%
Adani Enterprises Ltd.	13,485	312,526
Adani Green Energy Ltd.(a)	14,880	377,754
Adani Ports & Special Economic Zone Ltd.	24,800	240,038
Adani Total Gas Ltd.	11,780	287,505
Asian Paints Ltd.	15,500	656,828
Avenue Supermarts Ltd.(a)(c)	6,510	360,967
Axis Bank Ltd.(a)	44,660	467,706
Bajaj Finance Ltd.	4,185	396,365
Bandhan Bank Ltd.(c)	155	660
Bharti Airtel Ltd.(a)	63,395	622,659
DLF Ltd.	63,395	335,714
Godrej Consumer Products Ltd.(a)	11,625	139,085
HCL Technologies Ltd.	28,520	423,259
Hero MotoCorp Ltd.	3,100	113,899
Hindustan Unilever Ltd.	21,080	644,569
Housing Development Finance Corp. Ltd.	24,645	840,906
ICICI Bank Ltd.	55,132	592,291
ICICI Bank Ltd., ADR, NVS	26,334	572,238
Infosys Ltd.	76,415	1,797,869
ITC Ltd.	182,900	543,199
Kotak Mahindra Bank Ltd.	15,965	400,162
Larsen & Toubro Ltd.	17,205	443,387
Mahindra & Mahindra Ltd., GDR	5,580	67,463
Maruti Suzuki India Ltd.	2,170	251,403
Nestle India Ltd.	2,635	657,069
Petronet LNG Ltd.	249,550	717,402
PI Industries Ltd.	14,105	462,914
Reliance Industries Ltd.	33,480	1,078,965
SBI Life Insurance Co. Ltd.(c)	11,625	193,218
Sun Pharmaceutical Industries Ltd.	24,025	269,910
Tata Consultancy Services Ltd.	19,861	1,000,117
Tata Motors Ltd.(a)	58,900	406,351
Tech Mahindra Ltd.	20,460	408,416
Titan Co. Ltd.	11,780	375,619
Wipro Ltd.	13,950	107,706
Wipro Ltd., ADR	32,244	247,956

		16,814,095

Indonesia — 0.3%
Astra International Tbk PT	1,178,000	450,852
Bank Central Asia Tbk PT	1,076,100	572,375
Bank Mandiri Persero Tbk PT	511,500	268,030
Bank Rakyat Indonesia Persero Tbk PT	1,251,937	356,346
Charoen Pokphand Indonesia Tbk PT	341,000	149,836
Gudang Garam Tbk PT	77,500	165,401
Merdeka Copper Gold Tbk PT(a)	1,953,000	499,270

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Indonesia (continued)
Telkom Indonesia Persero Tbk PT	2,495,500	$730,871

		3,192,981

Ireland — 0.4%
Flutter Entertainment PLC, Class DI(a)	4,045	615,422
Horizon Therapeutics PLC(a)	4,030	376,120
Kerry Group PLC, Class A	3,565	449,181
Kingspan Group PLC	4,185	402,836
Linde PLC	4,805	1,531,257
Seagate Technology Holdings PLC	3,875	415,206
STERIS PLC	1,395	313,038
Trane Technologies PLC	5,890	1,019,559

		5,122,619

Israel — 0.4%
Azrieli Group Ltd.	3,875	350,359
Bank Hapoalim BM	68,068	706,392
Bank Leumi Le-Israel BM	63,756	683,782
Check Point Software Technologies Ltd.(a)	3,565	431,401
Elbit Systems Ltd.	3,100	516,407
Inmode Ltd.(a)(b)	4,185	201,842
Isracard Ltd.	—	1
Israel Discount Bank Ltd., Class A	77,035	516,585
Kornit Digital Ltd.(a)(b)	2,945	309,402
Mizrahi Tefahot Bank Ltd.	10,385	401,458
Nice Ltd.(a)	2,170	555,471
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	28,520	240,424

		4,913,524

Italy — 0.6%
Assicurazioni Generali SpA	31,000	652,387
Atlantia SpA(a)	18,910	350,880
Ferrari NV	2,635	607,295
Intesa Sanpaolo SpA	363,320	1,079,729
Mediobanca Banca di Credito Finanziario SpA	25,575	293,003
Moncler SpA	6,355	407,861
Poste Italiane SpA(c)	46,810	628,312
Snam SpA	147,405	826,011
Tenaris SA	146,165	1,784,223
Terna - Rete Elettrica Nazionale	120,900	949,961
UniCredit SpA	37,510	596,162

		8,175,824

Japan — 5.6%
Advantest Corp.	15,500	1,319,244
Asahi Group Holdings Ltd.	15,500	632,721
Astellas Pharma Inc.	47,100	760,221
Canon Inc.	31,000	733,172
Central Japan Railway Co.	1,900	249,300
Chugai Pharmaceutical Co. Ltd.	15,500	503,436
Concordia Financial Group Ltd.	170,500	700,645
Dai-ichi Life Holdings Inc.	31,000	697,793
Daiichi Sankyo Co. Ltd.	46,500	1,044,854
Daikin Industries Ltd.	3,800	797,787
Daiwa House Industry Co. Ltd.	15,500	452,339
Daiwa Securities Group Inc.	108,500	653,788
Denso Corp.	3,800	283,608
Dentsu Group Inc.	15,500	536,792
FANUC Corp.	2,200	435,046
Fast Retailing Co. Ltd.	500	294,232
FUJIFILM Holdings Corp.	15,500	1,039,058
Hitachi Ltd.	15,500	805,628
Honda Motor Co. Ltd.	15,500	456,518

Security	Shares	Value

Japan (continued)
Hoya Corp.	15,500	$2,009,859
Hulic Co. Ltd.	46,500	449,453
Iida Group Holdings Co. Ltd.	15,500	322,472
Isuzu Motors Ltd.	31,000	379,750
ITOCHU Corp.	24,100	774,248
Japan Post Holdings Co. Ltd.	93,000	793,804
Japan Post Insurance Co. Ltd.	15,500	271,772
Japan Tobacco Inc.	51,600	1,030,188
Kajima Corp.	31,000	374,406
Kao Corp.	15,500	774,559
KDDI Corp.	33,000	1,054,307
Keisei Electric Railway Co. Ltd.	15,500	437,428
Keyence Corp.	2,900	1,487,475
Komatsu Ltd.	31,000	778,997
Kubota Corp.	15,500	332,406
Kyocera Corp.	3,100	191,181
Lawson Inc.	15,500	679,351
M3 Inc.	15,500	595,922
Marubeni Corp.	108,500	1,116,458
Medipal Holdings Corp.	31,000	557,846
Misumi Group Inc.	15,500	502,849
Mitsubishi Electric Corp.	31,000	388,225
Mitsubishi Estate Co. Ltd.	46,500	669,713
Mitsubishi HC Capital Inc.	46,500	240,158
Mitsubishi UFJ Financial Group Inc.	310,000	1,878,997
Mitsui & Co. Ltd.	124,000	3,091,986
Mitsui Fudosan Co. Ltd.	15,500	332,279
Mizuho Financial Group Inc.	62,000	839,852
MS&AD Insurance Group Holdings Inc.	15,500	531,643
Murata Manufacturing Co. Ltd.	15,500	1,165,341
NEC Corp.	15,400	600,805
Nexon Co. Ltd.	15,500	292,200
Nidec Corp.	15,500	1,373,762
Nintendo Co. Ltd.	1,200	588,050
Nippon Paint Holdings Co. Ltd.	33,600	268,713
Nippon Telegraph & Telephone Corp.	31,000	887,150
Nomura Holdings Inc.	93,000	410,832
NTT Data Corp.	15,500	297,146
Obayashi Corp.	77,500	627,916
Olympus Corp.	31,000	693,688
Omron Corp.	2,100	153,530
Oriental Land Co. Ltd./Japan	2,200	382,983
ORIX Corp.	15,500	319,720
Panasonic Corp.	46,500	511,942
Rakuten Group Inc.(a)	31,000	268,937
Recruit Holdings Co. Ltd.	31,000	1,532,286
Renesas Electronics Corp.(a)	31,000	355,781
Resona Holdings Inc.	124,000	532,882
Ricoh Co. Ltd.	35,700	301,465
SBI Holdings Inc.	15,500	399,835
Secom Co. Ltd.	15,500	1,091,418
Sekisui House Ltd.	15,500	314,032
Seven & i Holdings Co. Ltd.	15,500	788,309
Shimizu Corp.	62,000	412,823
Shin-Etsu Chemical Co. Ltd.	6,700	1,120,972
Shiseido Co. Ltd.	15,500	781,882
Shizuoka Bank Ltd. (The)	31,000	243,582
SMC Corp.	600	334,657
Softbank Corp.	15,500	194,306
SoftBank Group Corp.	31,000	1,373,286

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sony Group Corp.	31,000	$3,467,922
Subaru Corp.	18,500	336,725
Sumitomo Corp.	31,000	479,118
Sumitomo Mitsui Financial Group Inc.	31,000	1,116,649
Sumitomo Mitsui Trust Holdings Inc.	31,000	1,072,017
Sumitomo Realty & Development Co. Ltd.	15,500	479,573
T&D Holdings Inc.	31,000	458,127
Takeda Pharmaceutical Co. Ltd.	46,575	1,349,892
Terumo Corp.	15,500	565,809
Tokio Marine Holdings Inc.	15,500	924,942
Tokyo Electron Ltd.	1,900	929,353
Toshiba Corp.	15,500	641,855
Toyota Motor Corp.	201,500	3,982,279
Toyota Tsusho Corp.	15,500	628,579
Unicharm Corp.	15,500	598,974
Yaskawa Electric Corp.	15,500	648,991
Yokogawa Electric Corp.	15,500	253,975
Z Holdings Corp.	46,500	236,158

		72,074,935

Kuwait — 0.2%
Agility Public Warehousing Co. KSC	100,905	335,871
Kuwait Finance House KSCP	93,174	278,978
Mobile Telecommunications Co. KSCP	329,530	651,233
National Bank of Kuwait SAKP	201,810	691,791

		1,957,873

Malaysia — 0.1%
Dialog Group Bhd	1,271,000	779,833
Malayan Banking Bhd	108,500	214,522
Petronas Dagangan Bhd	124,000	574,746
Public Bank Bhd	222,700	224,327

		1,793,428

Mexico — 0.2%
America Movil SAB de CV, Series L, NVS	403,001	379,206
Coca-Cola Femsa SAB de CV	31,000	162,709
Fomento Economico Mexicano SAB de CV	46,500	349,855
Grupo Aeroportuario del Pacifico SAB de CV, Class B	15,500	213,106
Grupo Financiero Banorte SAB de CV, Class O	62,201	394,229
Grupo Mexico SAB de CV, Series B	77,500	332,835
Promotora y Operadora de Infraestructura SAB de CV	12,425	90,640
Wal-Mart de Mexico SAB de CV	124,000	421,629

		2,344,209

Netherlands — 1.3%
Adyen NV(a)(c)	310	630,818
Aegon NV	88,660	500,175
Akzo Nobel NV	5,115	529,442
ASM International NV	930	319,530
ASML Holding NV	8,060	5,458,993
CNH Industrial NV	28,830	439,429
Davide Campari-Milano NV	48,360	607,174
Heineken NV	3,720	398,957
ING Groep NV	70,835	1,047,586
Just Eat Takeaway.com NV(a)(c)	6,200	306,161
Koninklijke DSM NV	3,410	639,240
Koninklijke Philips NV	17,532	583,172
NN Group NV	6,665	372,988
NXP Semiconductors NV	5,890	1,210,042
Prosus NV	18,445	1,534,548
Randstad NV	7,440	483,999
Stellantis NV	40,455	781,140

Security	Shares	Value

Netherlands (continued)
STMicroelectronics NV	15,190	$714,245
Wolters Kluwer NV	4,960	504,822

		17,062,461

New Zealand — 0.1%
Meridian Energy Ltd.	155,620	448,585
Xero Ltd.(a)	5,890	477,122

		925,707

Norway — 0.4%
Adevinta ASA(a)	16,740	175,625
DNB Bank ASA	51,460	1,224,758
Gjensidige Forsikring ASA	41,385	1,010,890
Mowi ASA	29,260	718,155
Orkla ASA	83,545	798,389
Schibsted ASA, Class A	8,215	243,366
Telenor ASA	89,900	1,485,736

		5,656,919

Peru — 0.1%
Southern Copper Corp.	14,880	950,683

Philippines — 0.1%
Ayala Land Inc.	325,500	229,835
BDO Unibank Inc.	74,420	197,794
International Container Terminal Services Inc.	72,980	287,080
SM Prime Holdings Inc.	356,500	246,536

		961,245

Poland — 0.1%
Bank Polska Kasa Opieki SA	11,160	371,866
Powszechna Kasa Oszczednosci Bank Polski SA(a)	46,190	540,714
Powszechny Zaklad Ubezpieczen SA	53,165	473,364

		1,385,944

Portugal — 0.1%
Jeronimo Martins SGPS SA	22,785	547,547

Qatar — 0.1%
Barwa Real Estate Co.	547,150	502,684
Industries Qatar QSC	94,395	434,199
Mesaieed Petrochemical Holding Co.	1,007,810	670,707
Qatar National Bank QPSC	19,065	113,801

		1,721,391

Russia — 0.3%
Alrosa PJSC	184,910	272,022
Magnit PJSC, GDR(d)	20,636	271,803
Mobile TeleSystems PJSC	36,890	281,840
Moscow Exchange MICEX-RTS PJSC	152,460	287,307
Ozon Holdings PLC, ADR(a)	5,270	103,469
Polymetal International PLC	12,434	178,603
Polyus PJSC	1,430	225,705
Sberbank of Russia PJSC	292,860	1,009,260
TCS Group Holding PLC, GDR(d)	4,185	301,338
United Co. RUSAL International PJSC(a)	509,950	480,496
VK Co. Ltd.(a)	22,940	181,909
VTB Bank PJSC	22,490,000	12,708
Yandex NV, Class A(a)	9,920	476,142

		4,082,602

Saudi Arabia — 0.6%
Abdullah Al Othaim Markets Co.	5,115	144,511
Al Rajhi Bank	26,660	1,058,737
Arab National Bank	74,555	551,742
Bank Al-Jazira	11,625	72,184

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Banque Saudi Fransi	23,250	$326,084
Dar Al Arkan Real Estate Development Co.(a)	131,440	362,162
Emaar Economic City(a)	102,455	353,724
Etihad Etisalat Co.	155	1,349
Riyad Bank	42,935	389,080
SABIC Agri-Nutrients Co.	20,615	934,634
Saudi British Bank (The)	34,875	374,560
Saudi National Bank (The)	74,865	1,472,597
Saudi Telecom Co.	31,000	975,292
Yanbu National Petrochemical Co.	20,305	369,212

		7,385,868

Singapore — 0.3%
Ascendas REIT	83,902	172,070
City Developments Ltd.	93,000	488,527
DBS Group Holdings Ltd.	31,000	814,273
Genting Singapore Ltd.	852,500	465,842
Oversea-Chinese Banking Corp. Ltd.(b)	50,400	469,136
Sea Ltd., ADR(a)	3,255	489,259
Singapore Exchange Ltd.	12,600	87,214
Singapore Telecommunications Ltd.	379,600	688,300
United Overseas Bank Ltd.	5,100	113,978
UOL Group Ltd.	108,500	588,393

		4,376,992

South Africa — 0.3%
FirstRand Ltd.	170,035	685,428
Growthpoint Properties Ltd.	310,000	294,268
MTN Group Ltd.(a)	37,975	477,571
Naspers Ltd., Class N	4,960	801,775
Nedbank Group Ltd.	16,955	210,164
Northam Platinum Holdings Ltd.(a)	33,170	438,008
Old Mutual Ltd.	190,960	172,078
Sanlam Ltd.	30,690	126,092
Standard Bank Group Ltd.	46,655	455,361

		3,660,745

South Korea — 1.4%
Amorepacific Corp.	1,705	222,368
Celltrion Inc.	2,119	269,312
Coway Co. Ltd.	2,325	133,948
GS Engineering & Construction Corp.	7,905	263,067
Hana Financial Group Inc.	7,464	281,231
HLB Inc.(a)	155	4,157
Hotel Shilla Co. Ltd.	2,015	122,214
Hyundai Heavy Industries Holdings Co. Ltd.	10,075	406,224
Hyundai Mobis Co. Ltd.	1,860	365,122
Hyundai Motor Co.	3,255	524,637
Kakao Corp.(a)	7,905	570,991
KB Financial Group Inc.	7,918	392,413
Kia Corp.	6,045	421,492
Korea Aerospace Industries Ltd.	5,172	155,496
KT&G Corp.(a)	7,750	500,618
LG Chem Ltd.	693	371,490
LG Electronics Inc.	3,875	420,990
LG Household & Health Care Ltd.	310	252,169
NAVER Corp.	2,521	665,898
NCSoft Corp.	622	280,251
Samsung Biologics Co. Ltd.(a)(c)	930	575,744
Samsung C&T Corp.	2,945	266,427
Samsung Electronics Co. Ltd.	98,120	6,102,974
Samsung Engineering Co. Ltd.(a)	19,220	351,699

Security	Shares	Value

South Korea (continued)
Samsung Fire & Marine Insurance Co. Ltd.	1,240	$207,268
Samsung Life Insurance Co. Ltd.	11,470	580,943
Samsung SDI Co. Ltd.	1,395	692,316
Samsung SDS Co. Ltd.	1,705	202,392
Shinhan Financial Group Co. Ltd.	9,769	312,893
SK Hynix Inc.	11,625	1,203,278
SK IE Technology Co. Ltd.(a)(c)	2,790	273,908
SK Inc.	4,185	774,724

		18,168,654

Spain — 0.6%
Aena SME SA(a)(c)	3,875	626,133
Amadeus IT Group SA(a)	13,020	895,258
Banco Bilbao Vizcaya Argentaria SA	140,275	895,604
Banco Santander SA	346,115	1,213,687
CaixaBank SA	243,040	781,952
Cellnex Telecom SA(c)	10,230	463,885
Enagas SA	7,009	151,549
Ferrovial SA	17,737	492,886
Industria de Diseno Textil SA	32,240	977,820
Red Electrica Corp. SA	9,559	192,692
Siemens Gamesa Renewable Energy SA(a)	9,455	204,586
Telefonica SA	145,096	676,375

		7,572,427

Sweden — 0.9%
Alfa Laval AB	15,345	518,373
Assa Abloy AB, Class B	25,420	696,053
Atlas Copco AB, Class A	8,063	477,217
Atlas Copco AB, Class B	13,362	683,370
Boliden AB	21,390	866,135
Epiroc AB, Class A	14,105	300,988
EQT AB	6,200	242,956
Evolution AB(c)	3,720	462,832
H & M Hennes & Mauritz AB, Class B	27,900	555,513
Hexagon AB, Class B	33,170	447,399
Industrivarden AB, Class A	245	7,745
Industrivarden AB, Class C	13,020	404,409
Investor AB, Class B	61,845	1,342,774
Nibe Industrier AB, Class B	43,245	411,025
Sandvik AB	27,785	731,705
Skanska AB, Class B	13,485	330,151
Svenska Cellulosa AB SCA, Class B	17,515	305,000
Swedish Match AB	155	1,199
Tele2 AB, Class B	32,240	469,094
Telefonaktiebolaget LM Ericsson, Class B	54,095	675,435
Telia Co. AB	74,865	295,072
Volvo AB, Class B	42,005	947,902

		11,172,347

Switzerland — 2.5%
ABB Ltd., Registered	35,030	1,214,552
Adecco Group AG, Registered	4,805	228,878
Alcon Inc.	8,680	669,303
Cie. Financiere Richemont SA, Class A, Registered	10,850	1,576,872
Coca-Cola HBC AG, Class DI	10,230	338,824
Credit Suisse Group AG, Registered	58,648	557,473
Geberit AG, Registered	620	421,247
Givaudan SA, Registered	204	845,157
Julius Baer Group Ltd.	11,160	729,302
Kuehne + Nagel International AG, Registered	1,395	393,930
Logitech International SA, Registered	4,495	377,713

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Lonza Group AG, Registered	930	$641,181
Nestle SA, Registered	53,785	6,945,703
Novartis AG, Registered	40,610	3,528,582
Partners Group Holding AG	465	648,302
Roche Holding AG, NVS	13,795	5,338,653
SGS SA, Registered	310	883,987
Siemens Energy AG(a)	13,504	303,743
Sika AG, Registered	4,805	1,681,145
Sonova Holding AG, Registered	933	332,372
Straumann Holding AG, Registered	155	256,848
Swatch Group AG (The), Registered	2,015	113,112
Swiss Life Holding AG, Registered	620	399,038
Swiss Re AG	4,805	523,542
UBS Group AG, Registered	65,669	1,218,130
VAT Group AG(c)	1,240	505,681
Vifor Pharma AG	1,550	274,578
Zurich Insurance Group AG	1,395	667,240

		31,615,088

Taiwan — 1.8%
Acer Inc.	310,000	321,495
Catcher Technology Co. Ltd.	155,000	873,397
Cathay Financial Holding Co. Ltd.	473,253	1,097,732
China Development Financial Holding Corp.	984,542	656,758
CTBC Financial Holding Co. Ltd.	775,400	779,517
Delta Electronics Inc.	35,000	345,290
E.Sun Financial Holding Co. Ltd.	775,437	815,442
Fubon Financial Holding Co. Ltd.	310,380	856,498
Hon Hai Precision Industry Co. Ltd.	192,720	720,566
Hotai Motor Co. Ltd.	5,000	109,500
MediaTek Inc.	25,000	992,980
Mega Financial Holding Co. Ltd.	155,000	207,449
Shin Kong Financial Holding Co. Ltd.	1,085,675	437,646
SinoPac Financial Holdings Co. Ltd.	1,085,200	649,290
Taishin Financial Holding Co. Ltd.	841,846	602,033
Taiwan Cooperative Financial Holding Co. Ltd.	620,754	595,589
Taiwan Semiconductor Manufacturing Co. Ltd.	486,000	11,237,285
Uni-President Enterprises Corp.	310,000	759,801
United Microelectronics Corp.	310,000	647,683
WPG Holdings Ltd.	155,000	305,574
Yuanta Financial Holding Co. Ltd.	620,600	570,598

		23,582,123

Thailand — 0.2%
Airports of Thailand PCL, NVDR(a)	403,000	776,241
Bangkok Expressway & Metro PCL, NVDR	2,931,700	725,184
Krung Thai Bank PCL, NVDR	961,000	407,312
Siam Commercial Bank PCL (The), NVDR	155,000	589,203

		2,497,940

Turkey — 0.0%
Akbank TAS	221,395	133,386
Turkiye Is Bankasi AS, Class C	91,032	57,432

		190,818

United Arab Emirates — 0.1%
Emaar Properties PJSC	259,780	346,151
Emirates Telecommunications Group Co. PJSC	84,630	762,117
First Abu Dhabi Bank PJSC	101,750	554,036

		1,662,304

United Kingdom — 3.7%
3i Group PLC	40,610	756,313
Abrdn PLC	67,890	222,026

Security	Shares	Value

United Kingdom (continued)
Amcor PLC	50,685	$608,727
Antofagasta PLC	40,765	741,570
Aptiv PLC(a)	5,890	804,456
Ashtead Group PLC	11,160	798,252
AstraZeneca PLC	29,450	3,425,858
Aviva PLC	164,300	970,027
BAE Systems PLC	39,060	305,674
Barclays PLC	345,030	925,653
Barratt Developments PLC	35,960	299,081
Berkeley Group Holdings PLC	4,562	260,353
British American Tobacco PLC	57,970	2,475,028
British Land Co. PLC (The)	48,980	366,249
BT Group PLC	174,530	462,272
Bunzl PLC	9,145	342,544
Burberry Group PLC	11,935	302,778
Clarivate PLC(a)	15,965	262,784
Coca-Cola Europacific Partners PLC	8,370	478,345
Compass Group PLC	43,245	982,856
Croda International PLC	6,240	673,907
DCC PLC	3,410	286,725
Diageo PLC	50,065	2,526,348
Entain PLC(a)	15,655	338,920
Experian PLC	20,657	862,799
Ferguson PLC	6,045	950,821
GlaxoSmithKline PLC	105,865	2,362,482
Halma PLC	16,585	562,126
HSBC Holdings PLC	378,820	2,696,190
Imperial Brands PLC	32,240	764,406
Informa PLC(a)	37,510	283,739
Intertek Group PLC	4,030	292,459
JD Sports Fashion PLC	58,125	149,042
Johnson Matthey PLC	9,920	261,974
Land Securities Group PLC	31,620	339,613
Legal & General Group PLC	170,345	666,042
Lloyds Banking Group PLC	1,528,610	1,060,811
London Stock Exchange Group PLC	7,007	686,079
M&G PLC	117,335	343,406
National Grid PLC	71,920	1,052,399
Natwest Group PLC	93,000	305,671
Next PLC	4,960	505,353
Ocado Group PLC(a)	9,920	202,126
Pearson PLC	25,110	209,655
Persimmon PLC	8,559	278,848
Prudential PLC	61,151	1,030,744
Reckitt Benckiser Group PLC	16,275	1,318,635
RELX PLC	41,385	1,273,018
Rentokil Initial PLC	34,875	244,220
Rolls-Royce Holdings PLC(a)	206,615	323,865
Royalty Pharma PLC, Class A	9,455	378,295
Sage Group PLC (The)	11,625	113,599
Segro PLC	20,305	357,972
Sensata Technologies Holding PLC(a)	6,975	400,086
Severn Trent PLC	18,910	734,167
Smith & Nephew PLC	21,855	371,687
Smiths Group PLC	16,740	352,839
St. James’s Place PLC	9,455	195,174
Taylor Wimpey PLC	211,420	433,740
Tesco PLC	82,049	329,564
Unilever PLC	54,009	2,769,681
United Utilities Group PLC	47,430	684,219

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Vodafone Group PLC	660,610	$1,159,942
Whitbread PLC(a)	9,031	371,604
WPP PLC	33,790	529,845

		47,825,683

United States — 59.6%
10X Genomics Inc., Class A(a)	3,100	298,437
3M Co.	9,300	1,543,986
A O Smith Corp.	4,495	343,508
Abbott Laboratories	34,100	4,346,386
AbbVie Inc.	36,580	5,007,436
ABIOMED Inc.(a)	1,240	366,879
Accenture PLC, Class A	12,710	4,494,002
Activision Blizzard Inc.	14,105	1,114,436
Adobe Inc.(a)	8,525	4,554,907
Advanced Micro Devices Inc.(a)	23,715	2,709,439
Affirm Holdings Inc.(a)(b)	2,170	139,032
Aflac Inc.	18,755	1,178,189
Agilent Technologies Inc.	6,355	885,379
AGNC Investment Corp.	32,395	482,362
Airbnb Inc., Class A(a)	6,200	954,614
Akamai Technologies Inc.(a)	2,945	337,350
Albemarle Corp.	4,185	923,797
Alexandria Real Estate Equities Inc.	1,705	332,202
Align Technology Inc.(a)	1,705	843,907
Allegion PLC	2,635	323,394
Allstate Corp. (The)	7,905	953,896
Alnylam Pharmaceuticals Inc.(a)(b)	2,170	298,592
Alphabet Inc., Class A(a)	5,890	15,938,752
Alphabet Inc., Class C, NVS(a)	5,270	14,302,622
Altria Group Inc.	49,290	2,507,875
Amazon.com Inc.(a)	8,835	26,429,637
AMC Entertainment Holdings Inc., Class A(a)	10,540	169,272
AMERCO	465	283,162
American Express Co.	13,330	2,397,001
American International Group Inc.	21,545	1,244,224
American Tower Corp.	8,525	2,144,037
American Water Works Co. Inc.	12,245	1,968,996
Ameriprise Financial Inc.	2,325	707,521
AmerisourceBergen Corp.	2,325	316,665
AMETEK Inc.	4,650	635,981
Amgen Inc.	11,625	2,640,502
Amphenol Corp., Class A	12,710	1,011,589
Analog Devices Inc.	10,540	1,728,244
Annaly Capital Management Inc.	46,810	369,799
ANSYS Inc.(a)	930	316,209
Anthem Inc.	4,650	2,050,603
Aon PLC, Class A	4,650	1,285,446
Apollo Global Management Inc.	6,411	448,770
Apple Inc.	318,370	55,644,709
Applied Materials Inc.	19,530	2,698,655
Arista Networks Inc.(a)	3,720	462,433
Arrow Electronics Inc.(a)	3,875	480,500
Arthur J Gallagher & Co.	2,480	391,691
AT&T Inc.	146,010	3,723,255
Atmos Energy Corp.	10,230	1,096,861
Autodesk Inc.(a)	4,340	1,084,089
Automatic Data Processing Inc.	10,075	2,077,163
AutoZone Inc.(a)	310	615,769
AvalonBay Communities Inc.	3,100	757,113
Avantor Inc.(a)	13,950	520,754

Security	Shares	Value

United States (continued)
Avery Dennison Corp.	2,790	$573,122
Baker Hughes Co.	64,635	1,773,584
Ball Corp.	7,595	737,475
Bank of America Corp.	138,105	6,372,165
Bank of New York Mellon Corp. (The)	15,500	918,530
Bath & Body Works Inc.	5,425	304,180
Baxter International Inc.	8,525	728,376
Becton Dickinson and Co.	4,805	1,221,143
Berkshire Hathaway Inc., Class B(a)	21,080	6,598,462
Best Buy Co. Inc.	4,340	430,875
Bill.com Holdings Inc.(a)	1,550	291,726
Biogen Inc.(a)	3,100	700,600
BioMarin Pharmaceutical Inc.(a)	5,425	480,818
Bio-Rad Laboratories Inc., Class A(a)	310	185,916
Bio-Techne Corp.	930	350,061
BlackRock Inc.(e)	2,790	2,296,003
Blackstone Inc., NVS	13,795	1,820,526
Block Inc.	1,976	225,539
Block Inc.(a)	8,060	985,657
Boeing Co. (The)(a)	11,470	2,296,753
Booking Holdings Inc.(a)	930	2,284,201
Booz Allen Hamilton Holding Corp.	4,960	380,581
BorgWarner Inc.	4,185	183,512
Boston Properties Inc.	3,565	399,565
Boston Scientific Corp.(a)	32,550	1,396,395
Bristol-Myers Squibb Co.	51,615	3,349,297
Broadcom Inc.	8,680	5,085,438
Broadridge Financial Solutions Inc.	1,550	246,791
Brown-Forman Corp., Class B, NVS	7,020	473,359
Burlington Stores Inc.(a)	1,705	403,966
Cadence Design Systems Inc.(a)	4,340	660,288
Caesars Entertainment Inc.(a)	4,340	330,448
Camden Property Trust	930	148,884
Capital One Financial Corp.	7,440	1,091,671
Cardinal Health Inc.	4,805	247,794
Carlyle Group Inc. (The)	11,780	601,369
CarMax Inc.(a)	2,790	310,164
Carrier Global Corp.	18,940	903,059
Carvana Co., Class A(a)	1,550	251,193
Catalent Inc.(a)	3,410	354,401
Caterpillar Inc.	10,540	2,124,442
Cboe Global Markets Inc.	3,565	422,559
CBRE Group Inc., Class A(a)	8,525	863,924
CDW Corp./DE	3,100	586,055
Centene Corp.(a)	9,610	747,274
Ceridian HCM Holding Inc.(a)	3,410	258,546
Cerner Corp.	6,200	565,440
Charles River Laboratories International Inc.(a)	1,705	562,241
Charles Schwab Corp. (The)	26,505	2,324,488
Charter Communications Inc., Class A(a)(b)	2,635	1,563,451
Cheniere Energy Inc.	15,965	1,786,483
Chipotle Mexican Grill Inc.(a)	620	921,060
Chubb Ltd.	7,905	1,559,498
Church & Dwight Co. Inc.	4,805	493,233
Cigna Corp.	6,665	1,536,016
Cincinnati Financial Corp.	4,185	493,119
Cintas Corp.	1,860	728,246
Cisco Systems Inc.	85,405	4,754,496
Citigroup Inc.	42,780	2,785,834
Citizens Financial Group Inc.	16,275	837,674

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Citrix Systems Inc.	2,170	$221,210
Clorox Co. (The)	1,860	312,220
Cloudflare Inc., Class A(a)	4,650	448,260
CME Group Inc.	6,820	1,565,190
Coca-Cola Co. (The)	89,280	5,446,973
Cognex Corp.	5,580	370,847
Cognizant Technology Solutions Corp., Class A	11,935	1,019,488
Coinbase Global Inc., Class A(a)(b)	1,085	206,313
Colgate-Palmolive Co.	19,685	1,623,028
Comcast Corp., Class A	83,235	4,160,918
Consolidated Edison Inc.	5,270	455,592
Constellation Brands Inc., Class A	4,960	1,179,240
Cooper Companies Inc. (The)	465	185,210
Copart Inc.(a)	4,805	621,046
Corning Inc.	7,130	299,745
Corteva Inc.	13,175	633,454
CoStar Group Inc.(a)	8,835	619,864
Costco Wholesale Corp.	9,765	4,932,594
Crowdstrike Holdings Inc., Class A(a)	3,875	699,980
Crown Castle International Corp.	8,370	1,527,609
CSX Corp.	45,725	1,564,709
Cummins Inc.	1,395	308,128
CVS Health Corp.	25,265	2,690,975
Danaher Corp.	12,555	3,588,093
Darden Restaurants Inc.	2,790	390,237
Datadog Inc., Class A(a)	4,185	611,470
Deere & Co.	5,580	2,100,312
Dell Technologies Inc., Class C(a)	8,990	510,722
DENTSPLY SIRONA Inc.	6,510	347,764
Dexcom Inc.(a)	2,015	867,417
Digital Realty Trust Inc.	4,030	601,397
Discover Financial Services	3,100	358,825
DocuSign Inc.(a)	3,565	448,370
Dollar General Corp.	3,100	646,288
Dollar Tree Inc.(a)	3,565	467,799
Domino’s Pizza Inc.	465	211,412
DoorDash Inc., Class A(a)	2,480	281,455
Dover Corp.	3,410	579,393
DR Horton Inc.	4,805	428,702
DraftKings Inc., Class A(a)(b)	9,610	212,285
Duke Realty Corp.	7,285	420,927
DuPont de Nemours Inc.	6,665	510,539
Eaton Corp. PLC	7,750	1,227,832
eBay Inc.	12,710	763,490
Ecolab Inc.	8,215	1,556,332
Edison International	10,230	642,342
Edwards Lifesciences Corp.(a)	13,485	1,472,562
Elanco Animal Health Inc.(a)	13,330	347,113
Electronic Arts Inc.	4,495	596,307
Eli Lilly & Co.	15,965	3,917,651
Emerson Electric Co.	13,175	1,211,441
Enphase Energy Inc.(a)	2,945	413,684
Entegris Inc.	1,705	204,327
EPAM Systems Inc.(a)	930	442,810
Equifax Inc.	2,480	594,605
Equinix Inc.	1,705	1,235,954
Equitable Holdings Inc.	11,625	391,065
Equity Residential	9,455	838,942
Essential Utilities Inc.	34,255	1,669,589
Essex Property Trust Inc.	1,085	360,763

Security	Shares	Value

United States (continued)
Estee Lauder Companies Inc. (The), Class A	5,735	$1,788,116
Etsy Inc.(a)	2,635	413,906
Eversource Energy	26,660	2,385,803
Exact Sciences Corp.(a)(b)	3,875	295,895
Expedia Group Inc.(a)	3,410	625,019
Expeditors International of Washington Inc.	4,495	514,588
Extra Space Storage Inc.	2,325	460,792
F5 Inc.(a)	2,015	418,354
Fair Isaac Corp.(a)	155	76,723
Fastenal Co.	11,780	667,690
FedEx Corp.	1,705	419,191
Fidelity National Financial Inc.	6,975	351,191
Fidelity National Information Services Inc.	13,487	1,617,361
Fifth Third Bancorp	17,515	781,694
First Republic Bank/CA	1,860	322,877
Fiserv Inc.(a)	13,038	1,378,117
FleetCor Technologies Inc.(a)	1,705	406,233
FMC Corp.	10,385	1,146,192
Ford Motor Co.	74,090	1,504,027
Fortinet Inc.(a)	3,100	921,444
Fortive Corp.	6,687	471,701
Fortune Brands Home & Security Inc.	5,115	481,680
Freeport-McMoRan Inc.	46,500	1,730,730
Garmin Ltd.	3,720	462,842
Gartner Inc.(a)	2,325	683,294
Generac Holdings Inc.(a)	1,395	393,920
General Dynamics Corp.	4,805	1,019,141
General Electric Co.	22,940	2,167,371
General Mills Inc.	11,160	766,469
General Motors Co.(a)	23,870	1,258,665
Genuine Parts Co.	3,720	495,616
Gilead Sciences Inc.	26,350	1,809,718
Global Payments Inc.	6,355	952,487
Goldman Sachs Group Inc. (The)	6,975	2,473,893
Halliburton Co.	136,090	4,183,407
Hartford Financial Services Group Inc. (The)	7,750	556,993
Hasbro Inc.	4,030	372,694
HCA Healthcare Inc.	4,960	1,190,648
Healthpeak Properties Inc.	7,486	264,780
HEICO Corp.	1,550	211,405
Henry Schein Inc.(a)	7,130	536,889
Hershey Co. (The)	3,720	733,100
Hewlett Packard Enterprise Co.	44,950	734,034
Hilton Worldwide Holdings Inc.(a)	4,495	652,269
Hologic Inc.(a)	4,805	337,503
Home Depot Inc. (The)	19,995	7,337,765
Honeywell International Inc.	14,880	3,042,662
Host Hotels & Resorts Inc.(a)	21,390	370,903
Howmet Aerospace Inc.	11,160	346,964
HP Inc.	29,295	1,076,005
HubSpot Inc.(a)	775	378,820
Humana Inc.	2,325	912,563
Huntington Bancshares Inc./OH	24,335	366,485
IDEX Corp.	1,707	367,756
IDEXX Laboratories Inc.(a)	1,550	786,315
IHS Markit Ltd.	8,060	941,327
Illinois Tool Works Inc.	6,355	1,486,562
Illumina Inc.(a)	3,100	1,081,342
Ingersoll Rand Inc.	7,173	403,194
Insulet Corp.(a)	1,240	307,520

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Intel Corp.	82,460	$4,025,697
Intercontinental Exchange Inc.	9,610	1,217,203
International Business Machines Corp.	21,545	2,877,766
International Flavors & Fragrances Inc.	8,525	1,124,618
Interpublic Group of Companies Inc. (The)	12,710	451,713
Intuit Inc.	5,115	2,840,001
Intuitive Surgical Inc.(a)	7,440	2,114,299
Invesco Ltd.	15,655	354,742
Invitation Homes Inc.	7,440	312,331
IQVIA Holdings Inc.(a)	4,805	1,176,744
Iron Mountain Inc.	8,990	412,821
Jack Henry & Associates Inc.	3,255	546,222
Jacobs Engineering Group Inc.	2,325	302,669
Jazz Pharmaceuticals PLC(a)	155	21,531
JM Smucker Co. (The)	2,480	348,638
Johnson & Johnson	53,010	9,133,093
Johnson Controls International PLC	20,460	1,486,828
JPMorgan Chase & Co.	53,785	7,992,451
Juniper Networks Inc.	16,895	588,284
Keurig Dr Pepper Inc.	23,250	882,338
KeyCorp.	31,310	784,629
Keysight Technologies Inc.(a)	2,325	392,507
Kinder Morgan Inc.	199,330	3,460,369
KKR & Co. Inc.	8,990	639,728
KLA Corp.	3,100	1,206,737
Kraft Heinz Co. (The)	21,700	776,860
L3Harris Technologies Inc.	3,300	690,657
Laboratory Corp. of America Holdings(a)	1,860	504,730
Lam Research Corp.	2,945	1,737,314
Las Vegas Sands Corp.(a)	9,145	400,551
Leidos Holdings Inc.	3,255	291,160
Lennar Corp., Class A	4,495	432,014
Lennox International Inc.	717	203,356
Liberty Broadband Corp., Class C, NVS(a)	2,480	368,057
Liberty Global PLC, Class C, NVS(a)	14,260	385,590
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	5,890	272,413
Lincoln National Corp.	6,510	455,570
Live Nation Entertainment Inc.(a)	3,720	407,377
LKQ Corp.	5,890	323,302
Lockheed Martin Corp.	4,960	1,930,085
Loews Corp.	15,655	933,977
Lowe’s Companies Inc.	13,330	3,163,875
Lucid Group Inc.(a)(b)	10,385	305,215
Lululemon Athletica Inc.(a)	2,325	775,992
Lyft Inc., Class A(a)	8,215	316,442
M&T Bank Corp.	2,325	393,809
Markel Corp.(a)(b)	155	191,075
MarketAxess Holdings Inc.	775	266,972
Marriott International Inc./MD, Class A(a)	3,410	549,419
Marsh & McLennan Companies Inc.	10,850	1,666,994
Martin Marietta Materials Inc.	1,860	723,763
Marvell Technology Inc.	17,980	1,283,772
Masco Corp.	7,750	490,808
Mastercard Inc., Class A	17,312	6,689,011
Match Group Inc.(a)	4,805	541,524
McCormick & Co. Inc./MD, NVS	6,820	684,114
McDonald’s Corp.	14,260	3,699,757
McKesson Corp.	3,100	795,832
Medical Properties Trust Inc.	11,625	264,585
Medtronic PLC	26,970	2,791,125

Security	Shares	Value

United States (continued)
MercadoLibre Inc.(a)(b)	930	$1,052,816
Merck & Co. Inc.	50,995	4,155,073
Meta Platforms Inc, Class A(a)	46,035	14,420,924
MetLife Inc.	20,925	1,403,230
Mettler-Toledo International Inc.(a)	465	684,796
MGM Resorts International	9,455	403,918
Microchip Technology Inc.	10,850	840,658
Micron Technology Inc.	20,305	1,670,492
Microsoft Corp.	136,710	42,514,076
Moderna Inc.(a)	6,975	1,181,077
Molina Healthcare Inc.(a)	940	273,051
Mondelez International Inc., Class A	34,100	2,285,723
MongoDB Inc.(a)	1,085	439,544
Monolithic Power Systems Inc.	1,085	437,179
Monster Beverage Corp.(a)	11,470	994,678
Moody’s Corp.	2,790	956,970
Morgan Stanley	27,745	2,844,972
Motorola Solutions Inc.	3,410	790,915
MSCI Inc.	1,395	747,887
NetApp Inc.	5,735	496,135
Netflix Inc.(a)	8,680	3,707,575
Newell Brands Inc.	13,950	323,780
Newmont Corp.	16,120	986,060
NextEra Energy Inc.	21,855	1,707,313
Nike Inc., Class B	24,490	3,626,234
Norfolk Southern Corp.	4,340	1,180,437
Northern Trust Corp.	2,945	343,505
Northrop Grumman Corp.	2,790	1,032,021
NortonLifeLock Inc.	12,710	330,587
Novavax Inc.(a)(b)	1,860	174,282
Novocure Ltd.(a)	2,170	148,971
Nuance Communications Inc.(a)	8,990	496,698
NVIDIA Corp.	48,515	11,879,383
Okta Inc.(a)	1,860	368,075
Old Dominion Freight Line Inc.	2,635	795,586
Omnicom Group Inc.	3,255	245,297
ONEOK Inc.	21,080	1,279,134
Oracle Corp.	33,480	2,717,237
O’Reilly Automotive Inc.(a)	1,240	808,170
Otis Worldwide Corp.	8,370	715,049
PACCAR Inc.	4,805	446,817
Palantir Technologies Inc., Class A(a)	34,410	471,761
Palo Alto Networks Inc.(a)	1,860	962,364
Parker-Hannifin Corp.	2,790	864,928
Paychex Inc.	7,750	912,640
Paycom Software Inc.(a)(b)	930	311,829
PayPal Holdings Inc.(a)	21,080	3,624,495
Peloton Interactive Inc., Class A(a)	7,285	199,099
Pentair PLC	4,212	268,304
PepsiCo Inc.	28,210	4,894,999
PerkinElmer Inc.	2,480	426,982
Pfizer Inc.	113,254	5,967,353
Philip Morris International Inc.	35,960	3,698,486
Pinterest Inc., Class A(a)	10,695	316,144
Pioneer Natural Resources Co.	14,570	3,189,227
Plug Power Inc.(a)(b)	12,710	277,968
PNC Financial Services Group Inc. (The)	9,300	1,915,707
Pool Corp.	620	295,275
PPG Industries Inc.	8,680	1,355,816
Principal Financial Group Inc.	7,130	520,918

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Procter & Gamble Co. (The)	49,755	$7,983,190
Progressive Corp. (The)	10,075	1,094,750
Prologis Inc.	15,190	2,382,096
Prudential Financial Inc.	13,795	1,539,108
PTC Inc.(a)	4,185	486,548
Public Storage	2,945	1,055,871
QUALCOMM Inc.	22,320	3,922,963
Quest Diagnostics Inc.	2,170	292,993
Raytheon Technologies Corp.	32,712	2,950,295
Realty Income Corp.	8,552	593,594
Regency Centers Corp.	3,720	266,910
Regeneron Pharmaceuticals Inc.(a)	1,860	1,131,977
Regions Financial Corp.	31,310	718,251
ResMed Inc.	2,790	637,794
RingCentral Inc., Class A(a)	1,550	273,560
Robert Half International Inc.	3,410	386,217
Rockwell Automation Inc.	2,170	627,607
Roku Inc., Class A(a)	2,325	381,416
Roper Technologies Inc.	2,325	1,016,397
Ross Stores Inc.	7,285	712,109
S&P Global Inc.	4,960	2,059,491
salesforce.com Inc.(a)	18,445	4,290,860
SBA Communications Corp.	2,170	706,205
Schlumberger NV	81,220	3,173,265
Seagen Inc.(a)	1,860	250,189
Sempra Energy	7,285	1,006,496
ServiceNow Inc.(a)	3,720	2,179,102
Sherwin-Williams Co. (The)	6,355	1,820,771
Signature Bank/New York NY	1,395	424,959
Simon Property Group Inc.	8,370	1,232,064
Skyworks Solutions Inc.	2,480	363,370
Snap Inc., Class A, NVS(a)	22,010	716,205
Snap-on Inc.	2,325	484,181
Snowflake Inc., Class A(a)	4,495	1,240,170
SoFi Technologies Inc.(a)(b)	15,345	191,506
SolarEdge Technologies Inc.(a)	1,085	258,469
Splunk Inc.(a)	2,635	326,529
SS&C Technologies Holdings Inc.	4,805	383,775
Stanley Black & Decker Inc.	3,720	649,698
Starbucks Corp.	25,265	2,484,055
State Street Corp.	7,805	737,573
Stryker Corp.	6,975	1,730,149
Sun Communities Inc.	1,550	292,888
Sunrun Inc.(a)	6,510	168,804
SVB Financial Group(a)	1,240	724,036
Synchrony Financial	10,540	448,899
Synopsys Inc.(a)	2,170	673,785
Sysco Corp.	12,555	981,173
T Rowe Price Group Inc.	3,720	574,480
Take-Two Interactive Software Inc.(a)	1,860	303,812
Target Corp.	9,300	2,049,999
TE Connectivity Ltd.	8,990	1,285,660
Teladoc Health Inc.(a)	3,100	237,801
Teledyne Technologies Inc.(a)	930	391,930
Teleflex Inc.	775	240,397
Teradyne Inc.	3,720	436,840
Tesla Inc.(a)	16,430	15,390,310
Texas Instruments Inc.	17,825	3,199,409
Textron Inc.	4,495	305,930
Thermo Fisher Scientific Inc.	7,750	4,505,075

Security	Shares	Value

United States (continued)
TJX Companies Inc. (The)	25,420	$1,829,477
T-Mobile U.S. Inc.(a)	13,020	1,408,373
Tractor Supply Co.	1,395	304,542
Trade Desk Inc. (The), Class A(a)	8,680	603,607
Tradeweb Markets Inc., Class A	2,790	236,508
TransDigm Group Inc.(a)	1,085	668,566
TransUnion	4,030	415,574
Travelers Companies Inc. (The)	3,100	515,158
Trimble Inc.(a)	6,820	492,131
Truist Financial Corp.	28,985	1,820,838
Twilio Inc., Class A(a)	2,945	607,023
Twitter Inc.(a)	15,190	569,777
Tyler Technologies Inc.(a)	930	440,634
U.S. Bancorp.	27,435	1,596,443
Uber Technologies Inc.(a)	30,845	1,153,603
UDR Inc.	4,233	240,604
Ulta Beauty Inc.(a)	1,240	451,038
Union Pacific Corp.	12,555	3,070,325
United Parcel Service Inc., Class B	13,330	2,695,459
United Rentals Inc.(a)	2,170	694,660
UnitedHealth Group Inc.	17,670	8,350,312
Vail Resorts Inc.	930	257,703
Veeva Systems Inc., Class A(a)	2,945	696,610
Ventas Inc.	7,905	419,123
Verisk Analytics Inc.	3,100	608,003
Verizon Communications Inc.	82,305	4,381,095
Vertex Pharmaceuticals Inc.(a)	4,805	1,167,855
VF Corp.	7,130	464,947
ViacomCBS Inc., Class B, NVS	10,850	362,933
Viatris Inc.	22,940	343,412
VICI Properties Inc.	11,625	332,708
Visa Inc., Class A	32,860	7,431,946
VMware Inc., Class A	4,495	577,518
Vornado Realty Trust	8,542	350,307
Vulcan Materials Co.	4,185	796,447
Walgreens Boots Alliance Inc.	20,925	1,041,228
Walmart Inc.	29,605	4,139,075
Walt Disney Co. (The)(a)	34,720	4,963,918
Waters Corp.(a)	1,550	496,186
Wayfair Inc., Class A(a)(b)	1,550	241,676
Wells Fargo & Co.	81,685	4,394,653
Welltower Inc.	10,850	939,936
West Pharmaceutical Services Inc.	1,085	426,644
Western Digital Corp.(a)	6,355	328,808
Western Union Co. (The)	33,325	630,176
Westinghouse Air Brake Technologies Corp.	6,355	564,960
Weyerhaeuser Co.	16,430	664,265
Williams Companies Inc. (The)	46,655	1,396,851
Willis Towers Watson PLC	2,345	548,636
Workday Inc., Class A(a)	3,410	862,764
WW Grainger Inc.	930	460,452
Wynn Resorts Ltd.(a)	4,495	384,098
Xilinx Inc.	4,960	960,008
Xylem Inc./NY	5,115	537,177
Yum! Brands Inc.	6,355	795,455
Zebra Technologies Corp., Class A(a)	1,240	631,309
Zillow Group Inc., Class C, NVS(a)	7,285	367,747
Zimmer Biomet Holdings Inc.	5,425	667,384
Zoetis Inc.	9,765	1,950,949
Zoom Video Communications Inc., Class A(a)	4,340	669,575

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI Low Carbon Target ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
ZoomInfo Technologies Inc.(a)	5,270	$278,572
Zscaler Inc.(a)	1,395	358,668

		764,607,510

Total Common Stocks — 99.2% (Cost: $1,062,144,981)		1,273,211,780

Preferred Stocks

Brazil — 0.0%
Banco Bradesco SA, Preference Shares, NVS	70,544	302,895
Itau Unibanco Holding SA, Preference Shares, NVS	39,114	186,580

		489,475

Chile — 0.1%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	15,655	838,386

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	38,440	343,136

Germany — 0.2%
Henkel AG & Co. KGaA, Preference Shares, NVS	9,455	773,310
Sartorius AG, Preference Shares, NVS	930	502,086
Volkswagen AG, Preference Shares, NVS	6,045	1,259,005

		2,534,401

South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	15,500	871,833

Total Preferred Stocks — 0.4% (Cost: $4,805,794)		5,077,231

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	7,149,968	$7,152,113
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	1,480,000	1,480,000

		8,632,113

Total Short-Term Investments — 0.7% (Cost: $8,630,785)		8,632,113

Total Investments in Securities — 100.3% (Cost: $1,075,581,560)		1,286,921,124

Other Assets, Less Liabilities — (0.3)%		(4,022,948)

Net Assets — 100.0%		$1,282,898,176

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$4,226,983	$2,926,457	(a)	$—	$(1,041)	$(286)	$7,152,113	7,149,968	$10,071	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,380,000	100,000	(a)	—	—	—	1,480,000	1,480,000	52		—
BlackRock Inc.	1,525,352	937,257		—	—	(166,606)	2,296,003	2,790	20,187		—

					$(1,041)	$(166,892)	$10,928,116		$30,310		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI Low Carbon Target ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	9	03/18/22	$1,006	$(5,744)
MSCI Emerging Markets Index	9	03/18/22	551	7,685
S&P 500 E-Mini Index	10	03/18/22	2,252	(22,672)

				$(20,731)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$7,685

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$28,416

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$124,583

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(49,858)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$3,220,523

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI Low Carbon Target ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$840,543,128	$432,668,652	$—	$1,273,211,780
Preferred Stocks	832,611	4,244,620	—	5,077,231
Money Market Funds	8,632,113	—	—	8,632,113

	$850,007,852	$436,913,272	$—	$1,286,921,124

Derivative financial instruments(a)
Assets
Futures Contracts	$7,685	$—	$—	$7,685
Liabilities
Futures Contracts	(28,416)	—	—	(28,416)

	$(20,731)	$—	$—	$(20,731)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 37.1%
Yankuang Energy Group Co. Ltd., Class H(a)	1,132,000	$2,398,310
360 DigiTech Inc.	59,713	1,181,720
360 Security Technology Inc., Class A(b)	339,600	561,152
3SBio Inc.(b)(c)	990,500	784,271
51job Inc., ADR(b)	21,508	1,084,003
AAC Technologies Holdings Inc.	413,500	1,255,541
AECC Aviation Power Co. Ltd., Class A	114,291	864,225
Agile Group Holdings Ltd.	488,000	258,686
Agora Inc., ADR(b)	33,394	381,693
Agricultural Bank of China Ltd., Class A	2,999,800	1,398,354
Agricultural Bank of China Ltd., Class H	17,546,000	6,675,808
Aier Eye Hospital Group Co. Ltd., Class A	226,474	1,159,573
Air China Ltd., Class A(b)	365,919	583,462
Air China Ltd., Class H(b)	1,136,000	856,418
Akeso Inc.(b)(c)	288,000	782,295
Alibaba Group Holding Ltd.(b)	10,301,240	161,457,120
Alibaba Health Information Technology Ltd.(a)(b)	2,830,000	2,133,109
Alibaba Pictures Group Ltd.(b)	8,490,000	961,436
A-Living Smart City Services Co. Ltd., Class A(c)	354,250	689,672
Aluminum Corp. of China Ltd., Class A(b)	594,399	503,274
Aluminum Corp. of China Ltd., Class H(a)(b)	2,830,000	1,489,334
Angel Yeast Co. Ltd., Class A	29,998	271,304
Anhui Conch Cement Co. Ltd., Class A	226,480	1,399,036
Anhui Conch Cement Co. Ltd., Class H	797,500	4,218,397
Anhui Gujing Distillery Co. Ltd., Class A	29,935	989,844
Anhui Gujing Distillery Co. Ltd., Class B	56,600	835,130
Anhui Kouzi Distillery Co. Ltd., Class A	28,300	311,133
ANTA Sports Products Ltd.	749,800	11,258,449
Autohome Inc., ADR	51,506	1,716,180
AVIC Electromechanical Systems Co. Ltd., Class A	226,499	433,962
AVIC Industry-Finance Holdings Co. Ltd., Class A	622,600	373,439
AviChina Industry & Technology Co. Ltd., Class H	1,698,000	958,268
Baidu Inc., ADR(b)	187,932	30,020,258
Bank of Beijing Co. Ltd., Class A	1,224,900	866,244
Bank of Chengdu Co. Ltd., Class A	226,400	502,689
Bank of China Ltd., Class A	1,273,500	618,819
Bank of China Ltd., Class H	54,344,000	21,182,886
Bank of Communications Co. Ltd., Class A	1,726,386	1,289,243
Bank of Communications Co. Ltd., Class H	5,943,100	3,986,286
Bank of Hangzhou Co. Ltd., Class A	311,460	695,772
Bank of Jiangsu Co. Ltd., Class A	764,100	794,376
Bank of Nanjing Co. Ltd., Class A	484,100	751,590
Bank of Ningbo Co. Ltd., Class A	311,325	1,925,024
Bank of Shanghai Co. Ltd., Class A	795,641	881,143
Baoshan Iron & Steel Co. Ltd., Class A	962,295	1,072,143
BBMG Corp., Class A	799,694	345,464
BeiGene Ltd., ADR(b)	31,940	7,748,005
Beijing Capital International Airport Co. Ltd., Class H(b)	1,132,000	755,752
Beijing Dabeinong Technology Group Co. Ltd., Class A	213,800	309,634
Beijing Enlight Media Co. Ltd., Class A	141,500	235,218
Beijing Enterprises Holdings Ltd.	283,000	964,739
Beijing Enterprises Water Group Ltd.	3,396,000	1,324,575
Beijing New Building Materials PLC, Class A	85,526	437,929
Beijing Originwater Technology Co. Ltd., Class A	283,000	294,839
Beijing Shiji Information Technology Co. Ltd., Class A	42,620	212,812
Beijing Shunxin Agriculture Co. Ltd., Class A	28,300	121,861
Beijing Sinnet Technology Co. Ltd., Class A	86,599	182,612
Beijing Tiantan Biological Products Corp. Ltd., Class A	67,120	295,483

Security	Shares	Value

China (continued)
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	29,600	$1,043,906
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,613,100	1,285,574
Betta Pharmaceuticals Co. Ltd., Class A	28,300	278,213
BGI Genomics Co. Ltd., Class A	28,390	374,277
Bilibili Inc., ADR(a)(b)	111,510	3,935,188
BOC Aviation Ltd.(c)	141,700	1,191,298
BOE Technology Group Co. Ltd., Class A	1,641,400	1,258,618
Bosideng International Holdings Ltd.(a)	2,264,000	1,103,555
BYD Co. Ltd., Class A	56,650	2,112,332
BYD Co. Ltd., Class H	566,000	16,740,614
BYD Electronic International Co. Ltd.	424,500	1,283,891
By-Health Co. Ltd., Class A	84,900	334,449
Caitong Securities Co. Ltd., Class A	226,468	348,614
CanSino Biologics Inc., Class H(a)(b)(c)	56,600	948,140
CGN Power Co. Ltd., Class H(c)	7,366,000	2,035,220
Changchun High & New Technology Industry Group Inc., Class A	28,300	786,763
Changjiang Securities Co. Ltd., Class A	453,600	501,766
Chaozhou Three-Circle Group Co. Ltd., Class A	86,597	519,157
China Bohai Bank Co. Ltd., Class H(c)	2,122,500	530,826
China Cinda Asset Management Co. Ltd., Class H	6,509,000	1,190,421
China CITIC Bank Corp. Ltd., Class H	6,226,200	2,970,484
China Communications Services Corp. Ltd., Class H	1,698,000	903,844
China Conch Venture Holdings Ltd.	1,132,000	5,381,164
China Construction Bank Corp., Class A	396,200	374,930
China Construction Bank Corp., Class H	65,096,390	49,951,604
China CSSC Holdings Ltd., Class A	198,300	637,837
China Eastern Airlines Corp. Ltd., Class A(b)	509,495	462,170
China Education Group Holdings Ltd.	566,000	495,396
China Everbright Bank Co. Ltd., Class A	1,782,900	940,249
China Everbright Bank Co. Ltd., Class H	2,264,000	850,578
China Everbright Environment Group Ltd.	2,547,370	1,892,306
China Evergrande Group(a)(b)	2,830,000	604,765
China Feihe Ltd.(c)	2,266,000	3,142,402
China Galaxy Securities Co. Ltd., Class A	184,751	306,997
China Galaxy Securities Co. Ltd., Class H	2,550,000	1,512,086
China Gas Holdings Ltd.	2,037,600	3,461,845
China Greatwall Technology Group Co. Ltd., Class A	141,500	284,452
China Hongqiao Group Ltd.	1,556,500	1,758,731
China Huishan Dairy Holdings Co. Ltd.(b)(d)	277,900	—
China International Capital Corp. Ltd., Class H(c)	1,132,000	3,083,588
China Jinmao Holdings Group Ltd.	3,962,000	1,439,275
China Jushi Co. Ltd., Class A	186,571	481,335
China Lesso Group Holdings Ltd.	849,000	1,475,992
China Life Insurance Co. Ltd., Class A	142,290	620,697
China Life Insurance Co. Ltd., Class H	4,772,000	8,388,689
China Literature Ltd.(b)(c)	283,000	1,713,951
China Longyuan Power Group Corp. Ltd., Class H	2,320,000	4,733,469
China Medical System Holdings Ltd.	849,000	1,421,675
China Meidong Auto Holdings Ltd.	566,000	2,657,390
China Mengniu Dairy Co. Ltd.	2,264,000	13,381,650
China Merchants Bank Co. Ltd., Class A	877,304	6,820,562
China Merchants Bank Co. Ltd., Class H	2,548,446	21,300,220
China Merchants Port Holdings Co. Ltd.	1,138,180	2,103,548
China Merchants Securities Co. Ltd., Class A	368,665	975,007
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	312,160	666,491
China Minsheng Banking Corp. Ltd., Class A	1,698,098	1,038,064
China Minsheng Banking Corp. Ltd., Class H	3,537,520	1,409,918

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Molybdenum Co. Ltd., Class A	764,100	$633,899
China Molybdenum Co. Ltd., Class H	2,547,000	1,308,835
China National Building Material Co. Ltd., Class H	2,830,000	3,675,751
China National Chemical Engineering Co. Ltd., Class A	283,056	459,053
China National Medicines Corp. Ltd., Class A	56,600	248,375
China National Nuclear Power Co. Ltd., Class A	792,600	885,905
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	169,800	1,009,426
China Oilfield Services Ltd., Class H	1,280,000	1,258,829
China Overseas Land & Investment Ltd.	2,548,260	7,521,131
China Overseas Property Holdings Ltd.	1,415,000	1,643,295
China Pacific Insurance Group Co. Ltd., Class A	311,398	1,295,989
China Pacific Insurance Group Co. Ltd., Class H	1,755,000	5,342,565
China Petroleum & Chemical Corp., Class A	1,273,592	846,528
China Petroleum & Chemical Corp., Class H	16,418,000	8,596,298
China Power International Development Ltd.	3,639,000	1,800,989
China Railway Group Ltd., Class A	990,500	972,044
China Railway Group Ltd., Class H	2,547,000	1,572,219
China Resources Beer Holdings Co. Ltd.	1,136,000	8,481,240
China Resources Cement Holdings Ltd.	1,698,000	1,463,214
China Resources Gas Group Ltd.	566,000	2,831,071
China Resources Land Ltd.	2,265,555	10,950,826
China Resources Mixc Lifestyle Services Ltd.(c)	396,200	2,328,742
China Resources Power Holdings Co. Ltd.	1,132,000	2,756,739
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	84,973	462,496
China Shenhua Energy Co. Ltd., Class A	283,018	1,009,046
China Shenhua Energy Co. Ltd., Class H	2,265,000	5,571,101
China Southern Airlines Co. Ltd., Class A(b)	537,700	622,823
China Southern Airlines Co. Ltd., Class H(a)(b)	1,132,000	724,758
China State Construction Engineering Corp. Ltd., Class A	1,726,300	1,413,920
China State Construction International Holdings Ltd.	1,132,000	1,340,026
China Suntien Green Energy Corp. Ltd., Class H	1,164,000	709,295
China Taiping Insurance Holdings Co. Ltd.	1,075,590	1,521,699
China Tourism Group Duty Free Corp. Ltd., Class A	85,998	2,818,126
China Tower Corp. Ltd., Class H(c)	28,870,000	3,487,460
China Traditional Chinese Medicine Holdings Co. Ltd.	1,708,000	996,068
China TransInfo Technology Co. Ltd., Class A	113,200	241,929
China United Network Communications Ltd., Class A	1,196,000	698,807
China Vanke Co. Ltd., Class A	452,807	1,450,653
China Vanke Co. Ltd., Class H	1,075,484	2,780,392
China Yangtze Power Co. Ltd., Class A	1,032,448	3,560,652
China Yuhua Education Corp. Ltd.(c)	1,132,000	246,312
China Zheshang Bank Co. Ltd., Class A	1,188,600	640,960
Chinasoft International Ltd.	1,698,000	1,699,140
Chindata Group Holdings Ltd., ADR(a)(b)	73,014	373,832
Chongqing Brewery Co. Ltd., Class A(b)	29,996	628,011
Chongqing Changan Automobile Co. Ltd., Class A	283,137	580,906
Chongqing Fuling Zhacai Group Co. Ltd., Class A	56,600	282,037
Chongqing Zhifei Biological Products Co. Ltd., Class A	56,600	950,408
CIFI Ever Sunshine Services Group Ltd.	568,000	1,025,024
CIFI Holdings Group Co. Ltd.	2,368,000	1,545,856
CITIC Ltd.	3,962,000	4,449,742
CITIC Securities Co. Ltd., Class A	586,302	2,293,809
CITIC Securities Co. Ltd., Class H	1,273,500	3,410,202
Contemporary Amperex Technology Co. Ltd., Class A	100,099	9,658,721
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	537,912	1,395,340
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	2,264,399	4,119,461
COSCO SHIPPING Ports Ltd.	1,702,000	1,355,818

Security	Shares	Value

China (continued)
Country Garden Holdings Co. Ltd.(a)	5,377,838	$4,417,119
Country Garden Services Holdings Co. Ltd.	1,132,000	6,686,960
CRRC Corp. Ltd., Class A	936,000	858,877
CRRC Corp. Ltd., Class H	2,717,000	1,244,298
CSC Financial Co. Ltd., Class A	198,199	832,066
CSPC Pharmaceutical Group Ltd.	6,227,440	7,568,763
Dada Nexus Ltd., ADR(b)	41,035	448,102
Dali Foods Group Co. Ltd.(c)	1,556,500	899,616
Daqo New Energy Corp., ADR(b)	42,181	1,692,302
DaShenLin Pharmaceutical Group Co. Ltd., Class A	28,500	166,532
DHC Software Co. Ltd., Class A	198,100	223,750
DiDi Global Inc.(a)(b)	205,175	740,682
Dong-E-E-Jiao Co. Ltd., Class A	28,300	168,290
Dongfang Electric Corp. Ltd., Class A	165,988	449,489
Dongfeng Motor Group Co. Ltd., Class H	1,698,000	1,497,373
Dongxing Securities Co. Ltd., Class A	227,298	379,836
Dongyue Group Ltd.(a)	1,164,000	1,424,635
East Money Information Co. Ltd., Class A	438,844	2,191,526
Ecovacs Robotics Co. Ltd., Class A	28,300	599,609
ENN Energy Holdings Ltd.	537,900	8,563,511
Eve Energy Co. Ltd., Class A	84,916	1,278,157
Everbright Securities Co. Ltd., Class A	170,893	370,889
Fangda Carbon New Material Co. Ltd., Class A	228,775	349,998
Far East Horizon Ltd.	1,132,000	968,371
Fiberhome Telecommunication Technologies Co. Ltd., Class A	84,999	219,252
First Capital Securities Co. Ltd., Class A	254,700	261,505
Flat Glass Group Co. Ltd., Class A	59,200	459,308
Flat Glass Group Co. Ltd., Class H(a)	283,000	1,136,143
Focus Media Information Technology Co. Ltd., Class A	646,240	780,568
Foshan Haitian Flavouring & Food Co. Ltd., Class A	141,540	2,166,134
Fosun International Ltd.	1,839,500	2,087,179
Founder Securities Co. Ltd., Class A	481,242	557,614
Foxconn Industrial Internet Co. Ltd., Class A	367,900	645,838
Fujian Sunner Development Co. Ltd., Class A	56,600	188,479
Fuyao Glass Industry Group Co. Ltd., Class A	85,599	646,240
Fuyao Glass Industry Group Co. Ltd., Class H(c)	452,800	2,452,005
Ganfeng Lithium Co. Ltd., Class A	58,298	1,253,969
Ganfeng Lithium Co. Ltd., Class H(a)(c)	169,800	2,698,178
GCL System Integration Technology Co. Ltd., Class A(b)	306,600	153,940
GDS Holdings Ltd., ADR(a)(b)	57,872	2,539,423
Geely Automobile Holdings Ltd.	3,923,000	8,492,341
Gemdale Corp., Class A	226,446	461,131
Genscript Biotech Corp.(b)	926,000	2,949,695
GF Securities Co. Ltd., Class A	339,800	1,122,463
GF Securities Co. Ltd., Class H	623,000	1,079,864
Giant Network Group Co. Ltd., Class A	113,219	174,591
Gigadevice Semiconductor Beijing Inc., Class A	28,435	633,325
GoerTek Inc., Class A	141,797	1,068,311
GOME Retail Holdings Ltd.(a)(b)	8,490,160	581,548
Gotion High-tech Co. Ltd., Class A(b)	59,200	377,891
Great Wall Motor Co. Ltd., Class A	85,100	551,412
Great Wall Motor Co. Ltd., Class H	2,122,500	5,758,528
Greenland Holdings Corp. Ltd., Class A	419,887	289,670
Greentown China Holdings Ltd.	566,000	934,498
Greentown Service Group Co. Ltd.	1,132,000	1,242,767
GRG Banking Equipment Co. Ltd., Class A	141,560	252,934
Guangdong Haid Group Co. Ltd., Class A	113,299	1,290,227
Guangdong Investment Ltd.	2,264,000	3,233,974

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Guangdong Kinlong Hardware Products Co. Ltd., Class A	18,700	$472,214
Guanghui Energy Co. Ltd., Class A(b)	363,200	334,582
Guangzhou Automobile Group Co. Ltd., Class H	2,264,397	2,224,280
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	84,900	387,842
Guangzhou Haige Communications Group Inc. Co., Class A	198,111	290,104
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	29,998	365,909
Guangzhou R&F Properties Co. Ltd., Class H(a)	1,018,800	453,474
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	29,358	352,224
Guangzhou Tinci Materials Technology Co. Ltd., Class A	56,600	852,235
Guosen Securities Co. Ltd., Class A	367,900	636,764
Guotai Junan Securities Co. Ltd., Class A	424,500	1,184,062
Guoyuan Securities Co. Ltd., Class A	283,030	320,333
Haidilao International Holding Ltd.(a)(c)	566,000	1,226,736
Haier Smart Home Co. Ltd., Class A	339,600	1,496,229
Haier Smart Home Co. Ltd., Class H	1,415,400	5,674,396
Haitian International Holdings Ltd.	569,000	1,480,347
Haitong Securities Co. Ltd., Class A	679,200	1,231,043
Haitong Securities Co. Ltd., Class H	1,226,400	1,103,654
Hangzhou First Applied Material Co. Ltd., Class A	56,796	1,027,769
Hangzhou Robam Appliances Co. Ltd., Class A	56,783	310,169
Hangzhou Silan Microelectronics Co. Ltd., Class A	56,600	459,603
Hangzhou Tigermed Consulting Co. Ltd., Class A	29,390	483,405
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	56,800	595,028
Hansoh Pharmaceutical Group Co. Ltd.(c)	902,000	1,859,393
Hefei Meiya Optoelectronic Technology Inc., Class A	28,300	150,065
Hello Group Inc., ADR	110,087	1,071,146
Henan Shuanghui Investment & Development Co. Ltd., Class A	142,198	668,967
Hengan International Group Co. Ltd.(a)	424,500	2,075,088
Hengli Petrochemical Co. Ltd., Class A	254,999	965,022
HengTen Networks Group Ltd.(a)(b)	2,280,000	703,846
Hengyi Petrochemical Co. Ltd., Class A	228,000	364,668
Hesteel Co. Ltd., Class A	792,400	298,040
Hithink RoyalFlush Information Network Co. Ltd., Class A	28,388	567,280
Hongfa Technology Co. Ltd., Class A	28,300	284,715
Hopson Development Holdings Ltd.(a)	522,480	1,088,673
Hoshine Silicon Industry Co. Ltd., Class A	29,600	492,484
Hua Hong Semiconductor Ltd.(b)(c)	283,000	1,377,640
Huadian Power International Corp. Ltd., Class A	396,200	260,989
Huadong Medicine Co. Ltd., Class A	84,987	490,695
Hualan Biological Engineering Inc., Class A	73,280	292,695
Huaneng Power International Inc., Class A	283,000	327,889
Huaneng Power International Inc., Class H	2,268,000	1,193,886
Huatai Securities Co. Ltd., Class A	367,900	995,573
Huatai Securities Co. Ltd., Class H(c)	896,200	1,593,097
Huaxi Securities Co. Ltd., Class A	226,400	323,462
Huaxia Bank Co. Ltd., Class A	824,799	731,933
Huaxin Cement Co. Ltd., Class A	84,900	247,972
Huayu Automotive Systems Co. Ltd., Class A	141,700	618,562
Huazhu Group Ltd., ADR(b)	122,836	4,854,479
Hundsun Technologies Inc., Class A	84,912	785,751
Hygeia Healthcare Holdings Co. Ltd.(c)	232,800	1,055,427
Iflytek Co. Ltd., Class A	114,000	788,387
I-Mab, ADR(b)	28,097	709,449

Security	Shares	Value

China (continued)
Imeik Technology Development Co. Ltd., Class A	8,200	$573,721
Industrial & Commercial Bank of China Ltd., Class A	2,575,300	1,890,501
Industrial & Commercial Bank of China Ltd., Class H	38,207,350	23,147,738
Industrial Bank Co. Ltd., Class A	905,625	2,996,161
Industrial Securities Co. Ltd., Class A	368,059	501,815
Ingenic Semiconductor Co. Ltd., Class A	29,600	516,906
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(b)	2,037,696	759,528
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	453,300	352,855
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	283,091	1,706,100
Innovent Biologics Inc.(a)(b)(c)	850,500	3,601,702
Inspur Electronic Information Industry Co. Ltd., Class A	84,948	455,551
iQIYI Inc., ADR(a)(b)	191,912	783,001
JA Solar Technology Co. Ltd., Class A	59,200	842,033
Jafron Biomedical Co. Ltd., Class A	28,620	212,744
Jason Furniture Hangzhou Co. Ltd., Class A	28,300	327,553
JD Health International Inc.(b)(c)	226,500	1,829,478
JD.com Inc., Class A(b)	1,374,822	52,107,664
Jiangsu Eastern Shenghong Co. Ltd., Class A	134,900	359,376
Jiangsu Expressway Co. Ltd., Class H	1,134,000	1,184,865
Jiangsu Hengli Hydraulic Co. Ltd., Class A	56,665	690,034
Jiangsu Hengrui Medicine Co. Ltd., Class A	276,210	1,781,508
Jiangsu King’s Luck Brewery JSC Ltd., Class A	56,600	457,096
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	56,600	1,404,424
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	56,600	266,212
Jiangsu Zhongtian Technology Co. Ltd., Class A	141,700	374,540
Jiangxi Copper Co. Ltd., Class A	142,300	463,909
Jiangxi Copper Co. Ltd., Class H	849,000	1,392,155
Jiangxi Zhengbang Technology Co. Ltd., Class A	169,800	237,876
Jinke Properties Group Co. Ltd., Class A	254,700	180,375
Jinxin Fertility Group Ltd.(b)(c)	849,000	850,434
Jiumaojiu International Holdings Ltd.(c)	566,000	1,222,326
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	141,500	260,083
Jointown Pharmaceutical Group Co. Ltd., Class A	141,500	296,532
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	57,286	289,997
JOYY Inc., ADR	37,368	1,889,326
Juewei Food Co. Ltd., Class A	28,300	235,280
Kanzhun Ltd.(a)(b)	47,269	1,431,778
KE Holdings Inc., ADR(b)	243,097	5,297,084
Kingboard Holdings Ltd.	424,500	2,049,368
Kingboard Laminates Holdings Ltd.	707,500	1,213,401
Kingdee International Software Group Co. Ltd.(b)	1,698,000	3,890,698
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	37,639	318,050
Kingsoft Corp. Ltd.	623,000	2,799,680
Kuaishou Technology(b)(c)	339,600	3,881,884
Kunlun Energy Co. Ltd.	2,836,000	2,941,066
Kweichow Moutai Co. Ltd., Class A	56,672	16,925,504
KWG Group Holdings Ltd.	829,500	453,558
Laobaixing Pharmacy Chain JSC, Class A	39,220	262,982
LB Group Co. Ltd., Class A	113,200	436,489
Lee & Man Paper Manufacturing Ltd.	851,000	582,817
Legend Biotech Corp., ADR(a)(b)	30,564	1,303,249
Lenovo Group Ltd.	5,094,000	5,520,408
Lens Technology Co. Ltd., Class A	226,486	612,921
Lepu Medical Technology Beijing Co. Ltd., Class A	84,900	277,379
Li Auto Inc., ADR(b)	373,614	9,747,589
Li Ning Co. Ltd.	1,562,000	15,241,995

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Lingyi iTech Guangdong Co., Class A(b)	339,600	$329,671
Livzon Pharmaceutical Group Inc., Class A	56,601	312,346
Logan Group Co. Ltd.(a)	849,000	528,104
Longfor Group Holdings Ltd.(c)	1,273,500	7,639,504
LONGi Green Energy Technology Co. Ltd., Class A	226,420	2,535,671
Luxshare Precision Industry Co. Ltd., Class A	283,230	2,121,957
Luzhou Laojiao Co. Ltd., Class A	56,600	1,944,315
Mango Excellent Media Co. Ltd., Class A	85,650	477,708
Maxscend Microelectronics Co. Ltd., Class A	19,540	810,273
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(b)	198,187	224,162
Meituan, Class B(b)(c)	2,773,800	82,754,501
Metallurgical Corp. of China Ltd., Class A	990,508	576,117
Microport Scientific Corp.(a)	452,800	1,305,092
Ming Yuan Cloud Group Holdings Ltd.	283,000	583,518
Minth Group Ltd.	566,000	2,617,447
MMG Ltd.(b)	2,264,000	735,087
Muyuan Foods Co. Ltd., Class A	226,636	1,970,992
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	52,701	299,251
Nanjing Securities Co. Ltd., Class A	226,400	321,301
NARI Technology Co. Ltd., Class A	254,797	1,424,026
NAURA Technology Group Co. Ltd., Class A	28,300	1,286,468
NavInfo Co. Ltd., Class A(b)	141,700	356,955
NetEase Inc	1,334,470	27,863,047
New China Life Insurance Co. Ltd., Class A	113,299	672,137
New China Life Insurance Co. Ltd., Class H	537,700	1,533,645
New Hope Liuhe Co. Ltd., Class A(b)	226,472	576,251
New Oriental Education & Technology Group Inc., ADR(b)	1,048,611	1,499,514
Nine Dragons Paper Holdings Ltd.	1,132,000	1,130,722
Ninestar Corp., Class A	85,400	659,235
Ningbo Joyson Electronic Corp., Class A	56,600	164,730
Ningbo Tuopu Group Co. Ltd., Class A	59,200	519,245
Ningxia Baofeng Energy Group Co. Ltd., Class A	283,000	717,744
NIO Inc., ADR(a)(b)	925,793	22,691,186
Noah Holdings Ltd., ADR(a)(b)	22,923	719,553
Nongfu Spring Co. Ltd., Class H(a)(c)	1,189,000	7,198,920
Offshore Oil Engineering Co. Ltd., Class A	198,900	140,355
OFILM Group Co. Ltd., Class A(b)	169,823	214,292
Oppein Home Group Inc., Class A	28,300	614,214
Orient Securities Co. Ltd., Class A	279,198	541,052
Ovctek China Inc., Class A	28,380	170,599
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(b)	566,000	331,350
People’s Insurance Co. Group of China Ltd. (The), Class H	6,228,000	1,970,849
Perfect World Co. Ltd., Class A	85,589	186,073
PetroChina Co. Ltd., Class A	877,300	697,264
PetroChina Co. Ltd., Class H	14,716,000	7,297,543
Pharmaron Beijing Co. Ltd., Class A	28,300	525,169
Pharmaron Beijing Co. Ltd., Class H(c)	113,200	1,440,119
PICC Property & Casualty Co. Ltd., Class H	4,529,814	4,220,665
Pinduoduo Inc., ADR(b)	297,467	17,800,425
Ping An Bank Co. Ltd., Class A	820,938	2,057,611
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	311,300	993,275
Ping An Insurance Group Co. of China Ltd., Class A	452,899	3,578,221
Ping An Insurance Group Co. of China Ltd., Class H	4,245,000	33,687,555
Poly Developments and Holdings Group Co. Ltd., Class A	509,495	1,255,416

Security	Shares	Value

China (continued)
Postal Savings Bank of China Co. Ltd., Class A	1,132,000	$1,007,618
Postal Savings Bank of China Co. Ltd., Class H(c)	5,379,000	4,481,513
Power Construction Corp. of China Ltd., Class A	707,700	968,554
Powerlong Real Estate Holdings Ltd.	849,000	473,890
RiseSun Real Estate Development Co. Ltd., Class A	255,193	179,427
RLX Technology Inc., ADR(b)	413,603	1,385,570
Rongsheng Petrochemical Co. Ltd., Class A	424,768	1,215,919
SAIC Motor Corp. Ltd., Class A	367,998	1,093,217
Sangfor Technologies Inc., Class A	28,300	693,355
Sany Heavy Equipment International Holdings Co. Ltd.	849,000	890,307
Sany Heavy Industry Co. Ltd., Class A	367,999	1,174,002
Satellite Chemical Co. Ltd., Class A	88,800	591,126
SDIC Capital Co. Ltd., Class A	367,928	436,427
SDIC Power Holdings Co. Ltd., Class A	339,600	536,117
Sealand Securities Co. Ltd., Class A	396,210	243,670
Seazen Group Ltd.	1,782,000	1,205,528
Seazen Holdings Co. Ltd., Class A	113,224	592,030
SF Holding Co. Ltd., Class A	198,195	1,988,322
Shaanxi Coal Industry Co. Ltd., Class A	476,499	946,393
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	113,200	351,948
Shandong Gold Mining Co. Ltd., Class A	226,480	672,520
Shandong Gold Mining Co. Ltd., Class H(a)(c)	353,750	597,005
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	113,220	545,455
Shandong Linglong Tyre Co. Ltd., Class A	56,800	274,800
Shandong Nanshan Aluminum Co. Ltd., Class A	650,900	446,831
Shandong Sun Paper Industry JSC Ltd., Class A	141,500	249,440
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,682,400	2,073,376
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	42,620	294,353
Shanghai Baosight Software Co. Ltd., Class A	56,680	484,384
Shanghai Baosight Software Co. Ltd., Class B	296,479	1,372,847
Shanghai Construction Group Co. Ltd., Class A	645,400	334,274
Shanghai Electric Group Co. Ltd., Class A	650,900	439,131
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	113,200	764,484
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	283,000	1,134,806
Shanghai International Airport Co. Ltd., Class A(b)	56,600	451,526
Shanghai International Port Group Co. Ltd., Class A	537,700	481,476
Shanghai Jahwa United Co. Ltd., Class A	28,300	180,492
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	933,975	859,067
Shanghai M&G Stationery Inc., Class A	56,600	489,863
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	141,500	420,101
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	452,800	884,078
Shanghai Pudong Development Bank Co. Ltd., Class A	1,332,595	1,767,447
Shanghai Putailai New Energy Technology Co. Ltd., Class A	29,600	669,155
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	169,800	246,993
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	141,671	306,114
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	169,800	324,171
Shanxi Meijin Energy Co. Ltd., Class A(b)	226,400	472,936
Shanxi Securities Co. Ltd., Class A	254,740	237,360
Shanxi Taigang Stainless Steel Co. Ltd., Class A	306,600	330,152
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	56,680	2,467,771
Shengyi Technology Co. Ltd., Class A	113,200	352,021

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shennan Circuits Co. Ltd., Class A	220	$4,127
Shenwan Hongyuan Group Co. Ltd., Class A	1,160,397	856,383
Shenzhen Energy Group Co. Ltd., Class A	226,486	248,900
Shenzhen Goodix Technology Co. Ltd., Class A	28,300	396,599
Shenzhen Inovance Technology Co. Ltd., Class A	113,200	1,082,787
Shenzhen International Holdings Ltd.	707,500	717,919
Shenzhen Kangtai Biological Products Co. Ltd., Class A	28,300	359,543
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	56,875	2,885,681
Shenzhen Overseas Chinese Town Co. Ltd., Class A	424,500	519,367
Shenzhen Sunway Communication Co. Ltd., Class A	56,600	191,254
Shenzhen Transsion Holding Co. Ltd., Class A	27,620	587,066
Shenzhou International Group Holdings Ltd.	562,100	10,429,733
Shimao Group Holdings Ltd.(a)	849,000	625,709
Shimao Services Holdings Ltd.(c)	283,000	226,207
Sichuan Chuantou Energy Co. Ltd., Class A	254,700	443,711
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	84,900	236,043
Sichuan Swellfun Co. Ltd., Class A	28,300	443,697
Silergy Corp.	53,000	7,163,716
Sinolink Securities Co. Ltd., Class A	169,800	277,949
Sinopec Shanghai Petrochemical Co. Ltd., Class A	254,700	156,342
Sinopharm Group Co. Ltd., Class H	905,600	2,025,641
Sinotruk Hong Kong Ltd.	405,000	602,421
Smoore International Holdings Ltd.(c)	1,415,000	6,088,493
Songcheng Performance Development Co. Ltd., Class A	152,620	368,898
SooChow Securities Co. Ltd., Class A	263,657	325,796
Southwest Securities Co. Ltd., Class A	566,000	426,627
Sun Art Retail Group Ltd.(a)	1,273,500	465,057
Sunac China Holdings Ltd.	1,698,000	2,092,482
Sunac Services Holdings Ltd.(b)(c)	566,000	643,909
Sungrow Power Supply Co. Ltd., Class A	56,600	1,026,552
Suning.com Co. Ltd., Class A(b)	509,694	312,777
Sunny Optical Technology Group Co. Ltd.	477,200	12,320,139
Sunwoda Electronic Co. Ltd., Class A	86,599	487,862
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	81,000	317,411
TAL Education Group, ADR(b)	286,165	818,432
TBEA Co. Ltd., Class A	165,997	496,445
TCL Technology Group Corp., Class A	707,500	629,919
Tencent Holdings Ltd.	3,905,800	244,746,312
Tencent Music Entertainment Group, ADR(a)(b)	448,121	2,769,388
Thunder Software Technology Co. Ltd., Class A	28,300	627,466
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	143,199	975,634
Tianma Microelectronics Co. Ltd., Class A	226,489	426,279
Tianshui Huatian Technology Co. Ltd., Class A	165,900	300,860
Tingyi Cayman Islands Holding Corp.	1,134,000	2,349,405
Toly Bread Co. Ltd., Class A	56,618	231,976
Tongcheng Travel Holdings Ltd.(b)	679,200	1,397,634
Tongkun Group Co. Ltd., Class A	114,896	377,698
Tongling Nonferrous Metals Group Co. Ltd., Class A	666,500	359,686
Tongwei Co. Ltd., Class A	198,100	1,181,655
Topchoice Medical Corp., Class A(b)	12,200	286,985
Topsports International Holdings Ltd.(c)	1,132,000	1,022,829
Transfar Zhilian Co. Ltd., Class A	228,096	278,582
TravelSky Technology Ltd., Class H	568,000	1,062,125
Trip.com Group Ltd., ADR(b)	344,447	9,165,735
Tsingtao Brewery Co. Ltd., Class A	24,400	356,582
Tsingtao Brewery Co. Ltd., Class H	348,000	3,131,985
Unigroup Guoxin Microelectronics Co. Ltd., Class A	28,300	964,914
Uni-President China Holdings Ltd.	851,000	804,305

Security	Shares	Value

China (continued)
Unisplendour Corp. Ltd., Class A	141,520	$468,369
Universal Scientific Industrial Shanghai Co. Ltd., Class A	84,900	184,691
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	141,500	547,973
Vinda International Holdings Ltd.(a)	283,000	761,586
Vipshop Holdings Ltd., ADR(b)	303,942	2,829,700
Vnet Group Inc., ADR(a)(b)	66,505	659,730
Walvax Biotechnology Co. Ltd., Class A	56,600	436,202
Wanhua Chemical Group Co. Ltd., Class A	143,199	2,065,262
Want Want China Holdings Ltd.(a)	3,357,000	3,293,608
Weibo Corp., ADR(a)(b)	42,662	1,478,238
Weichai Power Co. Ltd., Class A	283,000	699,291
Weichai Power Co. Ltd., Class H	1,415,600	2,568,791
Weimob Inc.(a)(b)(c)	1,423,000	1,074,943
Wens Foodstuffs Group Co. Ltd., Class A(b)	328,098	1,043,809
Western Securities Co. Ltd., Class A	339,699	408,788
Wharf Holdings Ltd. (The)	871,000	2,976,696
Will Semiconductor Co. Ltd. Shanghai, Class A	28,300	1,148,588
Wingtech Technology Co. Ltd., Class A	56,600	964,177
Winning Health Technology Group Co. Ltd., Class A	118,138	215,208
Wuchan Zhongda Group Co. Ltd., Class A	283,099	236,198
Wuhan Guide Infrared Co. Ltd., Class A	142,061	470,891
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	114,849	454,503
Wuliangye Yibin Co. Ltd., Class A	141,799	4,459,526
WUS Printed Circuit Kunshan Co. Ltd., Class A	113,250	310,755
WuXi AppTec Co. Ltd., Class A	115,564	1,920,214
WuXi AppTec Co. Ltd., Class H(c)	226,474	3,248,376
Wuxi Biologics Cayman Inc., New(b)(c)	2,406,500	24,119,782
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	28,390	326,019
XCMG Construction Machinery Co. Ltd., Class A	452,898	405,251
Xiamen C & D Inc., Class A	226,400	334,689
Xiaomi Corp., Class B(b)(c)	9,679,400	20,533,574
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	254,713	605,025
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	445,058	775,903
Xinyi Solar Holdings Ltd.(a)	3,396,000	5,448,085
XPeng Inc., ADR(a)(b)	264,348	9,275,971
Yadea Group Holdings Ltd.(c)	488,000	694,907
Yankuang Energy Group Co. Ltd., Class A	113,200	414,198
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	56,701	375,578
Yealink Network Technology Corp. Ltd., Class A	44,748	549,900
Yifeng Pharmacy Chain Co. Ltd., Class A	24,486	191,660
Yihai International Holding Ltd.(a)	283,000	1,208,120
Yihai Kerry Arawana Holdings Co. Ltd., Class A	56,600	512,239
Yintai Gold Co. Ltd., Class A	187,021	244,780
Yonghui Superstores Co. Ltd., Class A	511,028	312,730
Yonyou Network Technology Co. Ltd., Class A	141,790	787,057
Yum China Holdings Inc.	285,278	13,741,841
Yunda Holding Co. Ltd., Class A	141,520	440,297
Yunnan Baiyao Group Co. Ltd., Class A	58,254	829,067
Yunnan Energy New Material Co. Ltd., Class A	36,200	1,454,450
Zai Lab Ltd., ADR(b)	52,082	2,586,913
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	28,402	1,608,474
Zhejiang Century Huatong Group Co. Ltd., Class A(b)	367,972	393,155
Zhejiang Chint Electrics Co. Ltd., Class A	85,100	641,514
Zhejiang Dahua Technology Co. Ltd., Class A	169,800	513,317
Zhejiang Dingli Machinery Co. Ltd., Class A	13,447	155,146

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zhejiang Expressway Co. Ltd., Class H	1,134,000	$971,537
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	84,925	279,767
Zhejiang Huayou Cobalt Co. Ltd., Class A	56,600	889,275
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	59,200	541,436
Zhejiang Longsheng Group Co. Ltd., Class A	226,400	444,994
Zhejiang NHU Co. Ltd., Class A	141,677	673,244
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	183,640	556,373
Zhejiang Supor Co. Ltd., Class A	29,999	245,228
Zhejiang Weixing New Building Materials Co. Ltd., Class A	86,596	308,987
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	28,300	206,136
Zheshang Securities Co. Ltd., Class A	198,100	385,942
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	339,600	1,169,510
Zhongji Innolight Co. Ltd., Class A	56,699	321,724
Zhongsheng Group Holdings Ltd.	424,500	3,261,058
Zhuzhou CRRC Times Electric Co. Ltd.	368,100	1,944,190
Zijin Mining Group Co. Ltd., Class A	820,700	1,294,735
Zijin Mining Group Co. Ltd., Class H	3,962,000	5,143,508
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	446,137	498,011
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	679,600	445,110
ZTE Corp., Class A	169,800	812,770
ZTE Corp., Class H	501,600	1,355,443
ZTO Express Cayman Inc., ADR	294,910	8,859,096

		1,713,059,902

Hong Kong — 7.3%
AIA Group Ltd.	8,207,400	85,683,698
BOC Hong Kong Holdings Ltd.	2,527,500	9,759,530
Budweiser Brewing Co. APAC Ltd.(c)	1,041,600	2,751,422
China Youzan Ltd.(a)(b)	10,188,000	395,417
Chow Tai Fook Jewellery Group Ltd.	1,415,000	2,486,118
CK Asset Holdings Ltd.	1,415,132	9,446,582
CK Hutchison Holdings Ltd.	1,839,632	13,074,861
CK Infrastructure Holdings Ltd.	424,500	2,615,925
CLP Holdings Ltd.	1,132,000	11,328,494
ESR Cayman Ltd.(b)(c)	1,358,800	4,607,282
Futu Holdings Ltd., ADR(a)(b)	35,296	1,526,552
Galaxy Entertainment Group Ltd.(b)	1,415,000	8,194,636
Hang Lung Properties Ltd.	1,415,000	3,023,438
Hang Seng Bank Ltd.	537,700	10,645,279
Henderson Land Development Co. Ltd.	1,132,166	4,951,181
HK Electric Investments & HK Electric Investments Ltd., Class SS	1,840,500	1,831,754
HKT Trust & HKT Ltd., Class SS	2,549,640	3,479,226
Hong Kong & China Gas Co. Ltd.	7,643,763	11,781,013
Hong Kong Exchanges & Clearing Ltd.	781,453	44,601,972
Hongkong Land Holdings Ltd.(a)	792,600	4,292,653
Huabao International Holdings Ltd.(a)	566,500	349,532
Hutchmed China Ltd., ADR(a)(b)	58,864	1,603,455
Jardine Matheson Holdings Ltd.	141,500	8,357,407
Link REIT	1,415,200	12,150,212
Melco Resorts & Entertainment Ltd., ADR(b)	142,780	1,507,757
MTR Corp. Ltd.	991,500	5,366,816
New World Development Co. Ltd.	1,132,166	4,621,852
Power Assets Holdings Ltd.	990,500	6,086,234
Sands China Ltd.(b)	1,698,000	4,734,791
Sino Biopharmaceutical Ltd.	7,036,250	4,852,571
Sino Land Co. Ltd.	2,265,200	2,935,006

Security	Shares	Value

Hong Kong (continued)
SITC International Holdings Co. Ltd.(a)	849,000	$3,236,030
Sun Hung Kai Properties Ltd.	882,500	10,766,947
Swire Pacific Ltd., Class A	283,000	1,714,436
Swire Properties Ltd.	792,800	2,113,384
Techtronic Industries Co. Ltd.	990,500	16,343,340
WH Group Ltd.(c)	5,377,000	3,597,265
Wharf Real Estate Investment Co. Ltd.	1,132,000	5,383,828
Xinyi Glass Holdings Ltd.	1,132,000	3,000,892
Yuexiu Property Co. Ltd.	920,600	935,417

		336,134,205

India — 14.3%
ACC Ltd.	50,091	1,544,606
Adani Enterprises Ltd.	190,475	4,414,415
Adani Green Energy Ltd.(b)	265,205	6,732,677
Adani Ports & Special Economic Zone Ltd.	341,366	3,304,061
Adani Total Gas Ltd.	189,074	4,614,574
Adani Transmission Ltd.(b)	189,636	5,066,260
Ambuja Cements Ltd.	483,458	2,380,046
Apollo Hospitals Enterprise Ltd.	68,777	4,132,458
Asian Paints Ltd.	257,863	10,927,209
Aurobindo Pharma Ltd.	192,723	1,645,472
Avenue Supermarts Ltd.(b)(c)	109,525	6,072,951
Axis Bank Ltd.(b)	1,450,344	15,188,875
Bajaj Auto Ltd.	46,141	2,213,180
Bajaj Finance Ltd.	184,540	17,477,950
Bajaj Finserv Ltd.	26,602	5,640,376
Balkrishna Industries Ltd.	63,695	2,007,967
Bandhan Bank Ltd.(c)	448,093	1,908,496
Berger Paints India Ltd.	174,611	1,694,790
Bharat Electronics Ltd.	829,756	2,348,945
Bharat Forge Ltd.	167,819	1,662,884
Bharat Petroleum Corp. Ltd.	585,896	3,137,398
Bharti Airtel Ltd.(b)	1,673,597	16,437,905
Biocon Ltd.(b)	253,624	1,252,681
Britannia Industries Ltd.	70,475	3,350,979
Cholamandalam Investment and Finance Co. Ltd.	285,547	2,426,549
Cipla Ltd.	324,902	4,124,576
Coal India Ltd.	964,181	2,074,932
Colgate-Palmolive India Ltd.	80,669	1,544,498
Container Corp. of India Ltd.	178,856	1,560,568
Dabur India Ltd.	395,383	2,853,551
Divi’s Laboratories Ltd.	90,564	4,917,792
DLF Ltd.	437,427	2,316,434
Dr. Reddy’s Laboratories Ltd.	77,548	4,483,046
Eicher Motors Ltd.	87,186	3,113,530
GAIL India Ltd.	1,060,684	2,068,305
Godrej Consumer Products Ltd.(b)	245,676	2,939,340
Godrej Properties Ltd.(b)	87,182	2,016,819
Grasim Industries Ltd.	191,342	4,455,572
Havells India Ltd.	170,970	2,732,837
HCL Technologies Ltd.	729,379	10,824,545
HDFC Asset Management Co. Ltd.(c)	33,677	1,001,195
HDFC Life Insurance Co. Ltd.(c)	599,677	5,027,107
Hero MotoCorp Ltd.	77,554	2,849,460
Hindalco Industries Ltd.	1,095,243	7,260,632
Hindustan Petroleum Corp. Ltd.	447,989	1,896,233
Hindustan Unilever Ltd.	553,044	16,910,568
Housing Development Finance Corp. Ltd.	1,162,678	39,671,430
ICICI Bank Ltd.	3,435,065	36,903,400
ICICI Lombard General Insurance Co. Ltd.(c)	135,109	2,497,470

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
ICICI Prudential Life Insurance Co. Ltd.(c)	229,710	$1,732,260
Indian Oil Corp. Ltd.	1,199,362	2,029,068
Indian Railway Catering & Tourism Corp.	167,594	1,967,758
Indraprastha Gas Ltd.	200,422	1,060,577
Indus Towers Ltd.	450,536	1,534,067
Info Edge India Ltd.	52,931	3,503,516
Infosys Ltd.	2,308,714	54,318,730
InterGlobe Aviation Ltd.(b)(c)	67,362	1,687,253
ITC Ltd.	1,952,533	5,798,875
JSW Steel Ltd.	576,252	4,909,365
Jubilant Foodworks Ltd.	54,908	2,505,179
Kotak Mahindra Bank Ltd.	375,856	9,420,809
Larsen & Toubro Infotech Ltd.(c)	36,224	3,065,777
Larsen & Toubro Ltd.	463,044	11,933,016
Lupin Ltd.	148,575	1,815,738
Mahindra & Mahindra Ltd.	594,418	7,109,741
Marico Ltd.	339,913	2,205,568
Maruti Suzuki India Ltd.	90,000	10,426,851
Mindtree Ltd.	47,560	2,576,067
Motherson Sumi Systems Ltd.	899,617	2,181,791
Motherson Sumi Wiring India Ltd., NVS	843,866	525,504
Mphasis Ltd.	59,163	2,484,521
MRF Ltd.	1,415	1,374,179
Muthoot Finance Ltd.	90,740	1,782,531
Nestle India Ltd.	22,359	5,575,483
NTPC Ltd.	3,285,256	6,300,130
Oil & Natural Gas Corp. Ltd.	1,720,298	4,022,565
Page Industries Ltd.	3,681	2,102,559
Petronet LNG Ltd.	492,420	1,415,600
PI Industries Ltd.	58,304	1,913,486
Pidilite Industries Ltd.	106,721	3,524,214
Piramal Enterprises Ltd.	73,580	2,375,111
Power Grid Corp. of India Ltd.	2,114,113	6,127,328
Reliance Industries Ltd.	1,934,022	62,328,051
SBI Cards & Payment Services Ltd.(b)	150,273	1,781,516
SBI Life Insurance Co. Ltd.(c)	315,545	5,244,652
Shree Cement Ltd.	7,077	2,313,936
Shriram Transport Finance Co. Ltd.	137,550	2,283,968
Siemens Ltd.	48,959	1,534,795
SRF Ltd.	102,488	3,315,033
State Bank of India	1,218,694	8,875,258
Sun Pharmaceutical Industries Ltd.	563,770	6,333,704
Tata Consultancy Services Ltd.	624,581	31,451,290
Tata Consumer Products Ltd.	411,787	4,031,887
Tata Motors Ltd.(b)	1,134,859	7,829,391
Tata Power Co. Ltd. (The)	988,004	3,288,980
Tata Steel Ltd.	493,921	7,283,119
Tech Mahindra Ltd.	425,947	8,502,630
Titan Co. Ltd.	239,737	7,644,286
Torrent Pharmaceuticals Ltd.	36,230	1,300,908
Trent Ltd.	129,048	1,796,330
UltraTech Cement Ltd.	68,777	6,684,337
United Spirits Ltd.(b)	210,552	2,459,227
UPL Ltd.	344,194	3,606,141
Vedanta Ltd.	774,450	3,378,223
Wipro Ltd.	928,639	7,169,902
Yes Bank Ltd.(b)	7,931,641	1,421,716
Zomato Ltd.(b)	1,240,347	1,511,712

		658,303,753

Security	Shares	Value

Indonesia — 1.7%
Adaro Energy Tbk PT	11,121,900	$1,741,487
Aneka Tambang Tbk	6,282,600	783,805
Astra International Tbk PT	13,642,600	5,221,391
Bank Central Asia Tbk PT	37,418,200	19,902,630
Bank Mandiri Persero Tbk PT	12,680,002	6,644,426
Bank Negara Indonesia Persero Tbk PT	5,094,615	2,614,786
Bank Rakyat Indonesia Persero Tbk PT	45,994,367	13,091,625
Barito Pacific Tbk PT	20,177,900	1,253,716
Charoen Pokphand Indonesia Tbk PT	5,009,900	2,201,365
Gudang Garam Tbk PT	311,300	664,376
Indah Kiat Pulp & Paper Tbk PT	1,924,800	1,023,619
Indocement Tunggal Prakarsa Tbk PT	1,019,200	780,782
Indofood CBP Sukses Makmur Tbk PT	1,528,800	929,433
Indofood Sukses Makmur Tbk PT	3,056,400	1,347,866
Kalbe Farma Tbk PT	14,319,800	1,632,907
Merdeka Copper Gold Tbk PT(b)	8,065,500	2,061,887
Sarana Menara Nusantara Tbk PT	16,640,400	1,189,337
Semen Indonesia Persero Tbk PT	2,094,800	986,591
Telkom Indonesia Persero Tbk PT	33,086,700	9,690,285
Tower Bersama Infrastructure Tbk PT	5,773,200	1,162,663
Unilever Indonesia Tbk PT	4,782,700	1,345,140
United Tractors Tbk PT	1,132,843	1,831,626

		78,101,743

Malaysia — 1.6%
AMMB Holdings Bhd(b)	1,216,900	950,388
Axiata Group Bhd	1,981,000	1,760,679
CIMB Group Holdings Bhd	4,471,400	5,569,980
Dialog Group Bhd	2,830,062	1,736,410
DiGi.Com Bhd	2,151,600	1,956,149
Fraser & Neave Holdings Bhd(a)	113,200	668,030
Genting Bhd	1,613,100	1,689,537
Genting Malaysia Bhd	2,122,500	1,389,685
HAP Seng Consolidated Bhd	452,800	822,191
Hartalega Holdings Bhd	1,132,000	1,590,290
Hong Leong Bank Bhd	367,900	1,705,235
Hong Leong Financial Group Bhd	198,100	864,539
IHH Healthcare Bhd	1,160,300	1,788,062
Inari Amertron Bhd	2,264,000	1,808,975
IOI Corp. Bhd	1,528,200	1,389,259
Kuala Lumpur Kepong Bhd	339,600	1,752,565
Malayan Banking Bhd	3,113,800	6,156,478
Malaysia Airports Holdings Bhd(b)	735,800	1,002,045
Maxis Bhd	1,726,300	1,745,296
MISC Bhd	933,900	1,558,747
Nestle Malaysia Bhd	58,000	1,832,693
Petronas Chemicals Group Bhd	1,613,900	3,427,923
Petronas Dagangan Bhd	198,100	918,203
Petronas Gas Bhd	509,600	2,070,598
PPB Group Bhd	424,520	1,610,650
Press Metal Aluminium Holdings Bhd	2,292,300	3,373,687
Public Bank Bhd	9,660,350	9,730,907
QL Resources Bhd	849,000	1,008,130
RHB Bank Bhd	1,188,645	1,582,087
Sime Darby Bhd	1,981,000	1,018,075
Sime Darby Plantation Bhd	1,227,800	1,035,512
Telekom Malaysia Bhd	820,700	992,173
Tenaga Nasional Bhd	1,443,300	3,166,115
Top Glove Corp. Bhd(a)	3,537,700	1,800,335

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Westports Holdings Bhd	707,500	$649,098

		72,120,726

Philippines — 0.8%
Aboitiz Equity Ventures Inc.	1,471,650	1,818,812
AC Energy Corp.	5,320,400	999,570
Ayala Corp.	189,678	3,243,547
Ayala Land Inc.	5,462,900	3,857,334
Bank of the Philippine Islands	891,456	1,715,228
BDO Unibank Inc.	1,372,770	3,648,560
Globe Telecom Inc.	19,820	1,208,945
GT Capital Holdings Inc.	67,925	761,720
International Container Terminal Services Inc.	727,410	2,861,402
JG Summit Holdings Inc.	2,083,205	2,548,989
Jollibee Foods Corp.	322,680	1,519,239
Manila Electric Co.	158,480	1,043,523
Metro Pacific Investments Corp.	10,471,200	793,968
Metropolitan Bank & Trust Co.	1,341,780	1,554,287
Monde Nissin Corp.(b)(c)	3,113,000	1,000,313
PLDT Inc.	52,365	1,884,010
SM Investments Corp.	147,240	2,741,163
SM Prime Holdings Inc.	6,963,625	4,815,658
Universal Robina Corp.	639,660	1,593,660

		39,609,928

Singapore — 3.0%
Ascendas REIT	2,179,314	4,469,427
CapitaLand Integrated Commercial Trust	3,254,947	4,692,644
Capitaland Investment Ltd/Singapore(b)	1,754,600	4,502,077
City Developments Ltd.	311,300	1,635,252
DBS Group Holdings Ltd.	1,241,300	32,605,063
Genting Singapore Ltd.	4,019,600	2,196,479
Keppel Corp. Ltd.	962,200	4,056,837
Mapletree Commercial Trust	1,472,600	1,971,097
Mapletree Logistics Trust	2,071,061	2,606,475
Oversea-Chinese Banking Corp. Ltd.(a)	2,292,375	21,338,028
Sea Ltd., ADR(b)	96,786	14,547,904
Singapore Airlines Ltd.(a)(b)	877,700	3,273,913
Singapore Exchange Ltd.	494,000	3,419,354
Singapore Technologies Engineering Ltd.	1,075,800	2,990,140
Singapore Telecommunications Ltd.	5,491,000	9,956,417
United Overseas Bank Ltd.	792,600	17,713,547
UOL Group Ltd.	283,000	1,534,701
Venture Corp. Ltd.	169,800	2,224,675
Wilmar International Ltd.	1,273,500	4,051,235

		139,785,265

South Korea — 12.8%
Alteogen Inc.(b)	18,961	770,004
Amorepacific Corp.	21,227	2,768,453
AMOREPACIFIC Group	17,829	613,511
BGF retail Co. Ltd.	5,094	690,043
Celltrion Healthcare Co. Ltd.	59,461	3,141,587
Celltrion Inc.	66,670	8,473,367
Celltrion Pharm Inc.(a)(b)	11,657	810,143
Cheil Worldwide Inc.	51,506	948,335
CJ CheilJedang Corp.	5,943	1,723,796
CJ Corp.	10,471	699,889
CJ ENM Co. Ltd.	7,641	792,198
CJ Logistics Corp.(b)	6,226	604,601
Coway Co. Ltd.	37,643	2,168,685
DB Insurance Co. Ltd.	32,262	1,616,005

Security	Shares	Value

South Korea (continued)
Doosan Bobcat Inc.(b)	37,641	$1,180,392
Doosan Heavy Industries & Construction Co. Ltd.(a)(b)	211,415	3,179,274
Douzone Bizon Co. Ltd.	13,588	602,289
Ecopro BM Co. Ltd.	7,643	2,171,624
E-MART Inc.(b)	14,150	1,574,916
F&F Co. Ltd./New(b)	2,368	1,633,868
Green Cross Corp.	3,962	586,602
GS Engineering & Construction Corp.	43,016	1,431,509
GS Holdings Corp.	34,243	1,105,600
Hana Financial Group Inc.	210,010	7,912,837
Hankook Tire & Technology Co. Ltd.	52,638	1,486,348
Hanmi Pharm Co. Ltd.	5,011	1,034,259
Hanon Systems	134,708	1,208,772
Hanwha Solutions Corp.(b)	83,202	2,270,714
HLB Inc.(a)(b)	62,205	1,668,193
HMM Co. Ltd.(b)	180,301	3,356,850
Hotel Shilla Co. Ltd.	21,791	1,321,671
HYBE Co. Ltd.(b)	11,320	2,291,797
Hyundai Engineering & Construction Co. Ltd.	51,506	1,844,543
Hyundai Glovis Co. Ltd.	13,020	1,781,279
Hyundai Heavy Industries Holdings Co. Ltd.	35,092	1,414,910
Hyundai Mobis Co. Ltd.	45,007	8,834,982
Hyundai Motor Co.	94,817	15,282,500
Hyundai Steel Co.	59,725	1,972,602
Iljin Materials Co. Ltd.	16,131	1,303,707
Industrial Bank of Korea(b)	172,630	1,498,827
Kakao Corp.(b)	211,975	15,311,308
Kakao Games Corp.(b)	20,946	1,177,098
KakaoBank Corp.(a)(b)	63,976	2,222,583
Kangwon Land Inc.(b)	66,788	1,404,276
KB Financial Group Inc.	269,434	13,353,061
Kia Corp.	179,440	12,511,582
Korea Aerospace Industries Ltd.	50,940	1,531,514
Korea Electric Power Corp.(b)	171,241	2,944,350
Korea Investment Holdings Co. Ltd.	28,591	1,753,182
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	26,889	1,817,759
Korea Zinc Co. Ltd.	5,943	2,528,021
Korean Air Lines Co. Ltd.(b)	118,870	2,870,415
Krafton Inc.(a)(b)	14,999	3,475,239
KT&G Corp.(b)	76,040	4,911,867
Kumho Petrochemical Co. Ltd.	12,737	1,581,216
L&F Co. Ltd.(b)	15,852	2,342,844
LG Chem Ltd.	31,132	16,688,629
LG Corp.	59,155	3,658,232
LG Display Co. Ltd.	154,267	2,594,394
LG Electronics Inc.	72,456	7,871,800
LG Household & Health Care Ltd.	6,226	5,064,525
LG Innotek Co. Ltd.	9,622	2,892,849
LG Uplus Corp.	144,613	1,575,796
Lotte Chemical Corp.	11,605	1,908,359
Lotte Shopping Co. Ltd.	6,792	456,510
Meritz Securities Co. Ltd.(a)	203,760	1,038,449
Mirae Asset Securities Co. Ltd.	198,666	1,423,085
NAVER Corp.	83,489	22,052,832
NCSoft Corp.	11,039	4,973,782
Netmarble Corp.(c)	14,999	1,388,753
NH Investment & Securities Co. Ltd.	85,183	816,768
Orion Corp./Republic of Korea	16,414	1,343,095
Pan Ocean Co. Ltd.	203,477	849,299
Pearl Abyss Corp.(a)(b)	20,661	1,648,298

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
POSCO	50,097	$11,206,369
POSCO Chemical Co. Ltd.	21,510	2,022,103
S-1 Corp.	11,603	649,884
Samsung Biologics Co. Ltd.(b)(c)	11,322	7,009,213
Samsung C&T Corp.	56,048	5,070,528
Samsung Electro-Mechanics Co. Ltd.	37,089	5,642,644
Samsung Electronics Co. Ltd.	3,232,992	201,089,123
Samsung Engineering Co. Ltd.(b)	110,380	2,019,798
Samsung Fire & Marine Insurance Co. Ltd.	21,225	3,547,786
Samsung Heavy Industries Co. Ltd.(b)	426,292	1,852,916
Samsung Life Insurance Co. Ltd.	48,110	2,436,717
Samsung SDI Co. Ltd.	37,356	18,539,175
Samsung SDS Co. Ltd.(a)	22,078	2,620,766
Samsung Securities Co. Ltd.	43,317	1,462,610
SD Biosensor Inc.(b)	24,633	1,236,248
Seegene Inc.	24,621	1,111,060
Shin Poong Pharmaceutical Co. Ltd.(a)	22,074	446,727
Shinhan Financial Group Co. Ltd.	299,167	9,582,069
SK Biopharmaceuticals Co. Ltd.(b)	15,848	1,011,669
SK Bioscience Co. Ltd.(b)	15,282	2,091,688
SK Chemicals Co. Ltd.	7,926	839,034
SK Hynix Inc.	368,749	38,168,380
SK IE Technology Co. Ltd.(b)(c)	11,958	1,173,978
SK Inc.	28,308	5,240,356
SK Innovation Co. Ltd.(b)	34,809	6,388,425
SK Square Co. Ltd.(b)	14,156	645,857
SK Telecom Co. Ltd.	23,218	1,105,063
SKC Co. Ltd.	14,716	1,771,658
S-Oil Corp.	32,262	2,449,119
Woori Financial Group Inc.	310,973	3,825,704
Yuhan Corp.	35,962	1,704,980

		589,714,899

Taiwan — 18.3%
Accton Technology Corp.	338,000	3,263,950
Acer Inc.	1,698,830	1,761,822
Advantech Co. Ltd.	283,413	3,928,190
Airtac International Group	115,109	4,041,365
ASE Technology Holding Co. Ltd.	2,264,110	8,246,095
Asia Cement Corp.	1,981,448	3,174,635
ASMedia Technology Inc.	20,000	1,153,208
Asustek Computer Inc.	486,100	6,355,022
AU Optronics Corp.	5,379,580	3,999,327
Catcher Technology Co. Ltd.	569,000	3,206,214
Cathay Financial Holding Co. Ltd.	5,377,357	12,473,029
Chailease Holding Co. Ltd.	897,007	8,227,649
Chang Hwa Commercial Bank Ltd.	3,113,814	1,993,070
Cheng Shin Rubber Industry Co. Ltd.	1,132,303	1,423,471
China Development Financial Holding Corp.	10,445,763	6,968,053
China Steel Corp.	7,926,484	9,700,494
Chunghwa Telecom Co. Ltd.	2,547,110	10,825,268
Compal Electronics Inc.	2,508,000	2,293,534
CTBC Financial Holding Co. Ltd.	12,169,456	12,234,066
Delta Electronics Inc.	1,415,000	13,959,602
E.Sun Financial Holding Co. Ltd.	7,641,727	8,035,967
Eclat Textile Co. Ltd.	134,208	2,977,333
eMemory Technology Inc.	41,000	2,393,581
Evergreen Marine Corp. Taiwan Ltd.	1,758,942	7,462,714
Far Eastern New Century Corp.	1,415,040	1,482,359
Far EasTone Telecommunications Co. Ltd.	810,000	1,898,523
Feng TAY Enterprise Co. Ltd.	283,340	2,323,719

Security	Shares	Value

Taiwan (continued)
First Financial Holding Co. Ltd.	6,509,345	$5,927,534
Formosa Chemicals & Fibre Corp.	2,264,740	6,492,036
Formosa Petrochemical Corp.	849,000	2,962,985
Formosa Plastics Corp.	2,547,400	9,767,930
Foxconn Technology Co. Ltd.	566,666	1,248,282
Fubon Financial Holding Co. Ltd.	5,094,156	14,057,395
Giant Manufacturing Co. Ltd.	283,000	3,277,792
Globalwafers Co. Ltd.	158,000	4,509,167
Hiwin Technologies Corp.	208,165	2,015,511
Hon Hai Precision Industry Co. Ltd.	8,451,516	31,599,599
Hotai Motor Co. Ltd.	210,000	4,598,994
Hua Nan Financial Holdings Co. Ltd.	5,377,130	4,260,605
Innolux Corp.	6,226,981	3,911,239
Inventec Corp.	1,698,460	1,557,924
Largan Precision Co. Ltd.	72,000	5,335,523
Lite-On Technology Corp.	1,415,371	3,268,947
MediaTek Inc.	1,020,391	40,529,104
Mega Financial Holding Co. Ltd.	7,641,827	10,227,653
Micro-Star International Co. Ltd.	566,000	3,165,856
momo.com Inc.	35,000	1,430,202
Nan Ya Plastics Corp.	3,396,000	10,723,698
Nan Ya Printed Circuit Board Corp.	137,000	2,405,764
Nanya Technology Corp.	851,000	2,260,693
Nien Made Enterprise Co. Ltd.	68,000	959,138
Novatek Microelectronics Corp.	433,000	7,614,845
Oneness Biotech Co. Ltd.(b)	151,000	1,297,512
Parade Technologies Ltd.	49,000	3,617,632
Pegatron Corp.	1,415,000	3,556,873
Pou Chen Corp.	1,415,000	1,645,079
President Chain Store Corp.	428,000	4,087,879
Quanta Computer Inc.	1,698,000	5,747,199
Realtek Semiconductor Corp.	283,642	5,502,695
Ruentex Development Co. Ltd.	695,851	1,620,296
Shanghai Commercial & Savings Bank Ltd. (The)	2,266,088	3,823,111
Shin Kong Financial Holding Co. Ltd.	8,209,143	3,309,182
SinoPac Financial Holdings Co. Ltd.	6,792,925	4,064,303
Synnex Technology International Corp.	849,950	2,093,157
Taishin Financial Holding Co. Ltd.	6,794,627	4,859,068
Taiwan Cement Corp.	3,396,071	5,775,790
Taiwan Cooperative Financial Holding Co. Ltd.	6,511,467	6,247,496
Taiwan High Speed Rail Corp.	1,132,000	1,166,082
Taiwan Mobile Co. Ltd.	1,132,000	4,068,866
Taiwan Semiconductor Manufacturing Co. Ltd.	16,699,670	386,129,544
Unimicron Technology Corp.	849,000	6,364,734
Uni-President Enterprises Corp.	3,074,694	7,535,984
United Microelectronics Corp.	8,207,000	17,146,879
Vanguard International Semiconductor Corp.	568,000	2,739,979
Voltronic Power Technology Corp.	39,000	2,009,877
Wan Hai Lines Ltd.	313,500	1,718,542
Win Semiconductors Corp.	285,000	3,530,663
Winbond Electronics Corp.	2,264,000	2,526,870
Wistron Corp.	1,417,169	1,610,847
Wiwynn Corp.	55,000	2,016,223
WPG Holdings Ltd.	851,100	1,677,899
Yageo Corp.	283,217	4,826,798
Yang Ming Marine Transport Corp.(b)	1,160,000	4,296,539
Yuanta Financial Holding Co. Ltd.	5,943,418	5,464,551
Zhen Ding Technology Holding Ltd.	566,097	1,951,412

		843,940,237

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI All Country Asia ex Japan ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand — 1.9%
Advanced Info Service PCL, NVDR	759,400	$5,044,345
Airports of Thailand PCL, NVDR(a)(b)	2,830,200	5,451,406
Asset World Corp. PCL, NVDR(b)	6,254,300	927,759
B Grimm Power PCL, NVDR(a)	594,300	637,224
Bangkok Commercial Asset Management PCL, NVDR	1,301,800	802,140
Bangkok Dusit Medical Services PCL, NVDR	6,311,700	4,262,456
Bangkok Expressway & Metro PCL, NVDR(a)	5,065,700	1,253,049
Berli Jucker PCL, NVDR	849,000	815,826
BTS Group Holdings PCL, NVDR	5,424,100	1,505,023
Bumrungrad Hospital PCL, NVDR	311,300	1,325,928
Carabao Group PCL, NVDR(a)	198,100	608,131
Central Pattana PCL, NVDR	1,415,600	2,326,604
Central Retail Corp. PCL, NVDR	1,273,774	1,308,140
Charoen Pokphand Foods PCL, NVDR(a)	2,575,900	1,963,229
CP ALL PCL, NVDR	3,878,100	7,351,759
Delta Electronics Thailand PCL, NVDR	226,400	2,398,154
Electricity Generating PCL, NVDR	198,100	1,015,606
Energy Absolute PCL, NVDR	1,047,500	2,825,027
Global Power Synergy PCL, NVDR	476,400	1,128,226
Gulf Energy Development PCL, NVDR	2,009,500	2,982,317
Home Product Center PCL, NVDR	4,217,343	1,799,819
Indorama Ventures PCL, NVDR(a)	1,216,900	1,753,244
Intouch Holdings PCL, NVDR	758,625	1,757,226
Krung Thai Bank PCL, NVDR	1,896,175	803,679
Krungthai Card PCL, NVDR(a)	650,900	1,182,761
Land & Houses PCL, NVDR	4,612,900	1,362,664
Minor International PCL, NVDR(b)	2,264,020	2,092,743
Muangthai Capital PCL, NVDR	537,700	914,652
Osotspa PCL, NVDR	707,500	688,214
PTT Exploration & Production PCL, NVDR	962,484	3,777,573
PTT Global Chemical PCL, NVDR	1,585,276	2,718,657
PTT Oil & Retail Business PCL, NVDR	2,122,500	1,579,534
PTT PCL, NVDR	6,876,900	8,119,010
Ratch Group PCL, NVDR	396,200	531,193
SCG Packaging PCL, NVDR	877,300	1,650,851
Siam Cement PCL (The), NVDR	505,500	5,871,872
Siam Commercial Bank PCL (The), NVDR	594,300	2,259,119
Sri Trang Gloves Thailand PCL, NVDR(a)	707,500	616,234
Srisawad Corp. PCL, NVDR	566,000	1,030,771
Thai Oil PCL, NVDR	849,000	1,353,059
Thai Union Group PCL, NVDR	2,065,900	1,299,302
True Corp. PCL, NVDR	7,499,590	1,091,847

		90,186,373

Total Common Stocks — 98.8% (Cost: $3,862,341,635)		4,560,957,031

Preferred Stocks

South Korea — 0.8%
Hyundai Motor Co.
Preference Shares, NVS	14,433	1,142,644

Security	Shares	Value

South Korea (continued)
Series 2, Preference Shares, NVS	24,621	$2,002,164
LG Chem Ltd., Preference Shares, NVS	5,377	1,364,957
LG Household & Health Care Ltd., Preference Shares, NVS	1,415	648,658
Samsung Electronics Co. Ltd., Preference Shares, NVS	559,003	31,442,386

		36,600,809

Total Preferred Stocks — 0.8% (Cost: $13,912,143)		36,600,809

Rights

China — 0.0%
Citic Securities Co. Ltd. (Expires 02/23/22)(b)	191,025	75,459

South Korea — 0.0%
Doosan Heavy Industries & Construction Co. Ltd. (Expires 02/11/22)(a)(b)	25,042	35,314

Total Rights — 0.0% (Cost: $0)		110,773

Short-Term Investments

Money Market Funds — 1.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	63,529,076	63,548,135
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	16,350,000	16,350,000

		79,898,135

Total Short-Term Investments — 1.7% (Cost: $79,869,837)		79,898,135

Total Investments in Securities — 101.3% (Cost: $3,956,123,615)		4,677,566,748

Other Assets, Less Liabilities — (1.3)%		(60,534,868)

Net Assets — 100.0%		$4,617,031,880

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI All Country Asia ex Japan ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$91,718,593	$—	$(28,152,722	)(a)	$6,994	$(24,730)	$63,548,135	63,529,076	$1,007,255	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,790,000	—	(16,440,000	)(a)	—	—	16,350,000	16,350,000	533		—

					$6,994	$(24,730)	$79,898,135		$1,007,788		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Free Index	54	03/18/22	$1,665	$10,210
MSCI Emerging Markets Index	238	03/18/22	14,575	(3,642)

				$6,568

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$10,210

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$3,642

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(810,900)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$465,298

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI All Country Asia ex Japan ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,271,057

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$271,281,776	$4,289,675,255	$—	$4,560,957,031
Preferred Stocks	—	36,600,809	—	36,600,809
Rights	—	110,773	—	110,773
Money Market Funds	79,898,135	—	—	79,898,135

	$351,179,911	$4,326,386,837	$—	$4,677,566,748

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$10,210	$—	$10,210
Liabilities
Futures Contracts	(3,642)	—	—	(3,642)

	$(3,642)	$10,210	$—	$6,568

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 1.1%
Erste Group Bank AG	352,315	$16,467,408
Raiffeisen Bank International AG	151,527	4,259,006

		20,726,414

Belgium — 2.6%
Ageas SA/NV	176,166	8,479,671
Groupe Bruxelles Lambert SA	115,719	12,416,983
KBC Group NV	256,045	22,268,066
Sofina SA	15,659	6,234,598

		49,399,318

Denmark — 1.2%
Danske Bank A/S	706,715	13,718,211
Tryg A/S	368,922	8,741,905

		22,460,116

Finland — 3.4%
Nordea Bank Abp	3,312,984	39,350,570
Sampo OYJ, Class A	511,141	25,369,370

		64,719,940

France — 11.0%
Amundi SA(a)	62,420	4,852,300
AXA SA	1,983,506	62,819,609
BNP Paribas SA	1,151,353	82,194,381
CNP Assurances	175,918	4,330,251
Credit Agricole SA	1,267,375	19,066,953
Eurazeo SE	40,420	3,211,706
Societe Generale SA	830,753	30,837,827
Wendel SE	27,532	2,990,425

		210,303,452

Germany — 12.5%
Allianz SE, Registered	422,065	108,366,251
Commerzbank AG(b)	1,026,702	8,865,882
Deutsche Bank AG, Registered(b)	2,118,138	29,491,941
Deutsche Boerse AG	194,662	34,601,636
Hannover Rueck SE	61,637	12,434,780
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	143,501	45,430,250

		239,190,740

Italy — 7.0%
Assicurazioni Generali SpA	1,142,113	24,035,478
FinecoBank Banca Fineco SpA	550,008	9,246,880
Intesa Sanpaolo SpA	16,971,702	50,437,157
Mediobanca Banca di Credito Finanziario SpA	636,445	7,291,505
Poste Italiane SpA(a)	534,520	7,174,648
UniCredit SpA	2,194,261	34,874,301

		133,059,969

Netherlands — 5.8%
ABN AMRO Bank NV, CVA(a)	431,848	6,930,754
Aegon NV	1,831,544	10,332,644
Euronext NV(a)	87,611	8,446,777
EXOR NV	111,000	9,307,453
ING Groep NV	4,001,137	59,173,221
NN Group NV	276,883	15,494,961

		109,685,810

Norway — 1.4%
DNB Bank ASA	953,273	22,688,081
Gjensidige Forsikring ASA	204,780	5,002,055

		27,690,136

Security	Shares	Value

Spain — 6.3%
Banco Bilbao Vizcaya Argentaria SA	6,833,707	$43,630,691
Banco Santander SA	17,744,239	62,221,983
CaixaBank SA	4,543,605	14,618,503

		120,471,177

Sweden — 7.4%
EQT AB	303,129	11,878,576
Industrivarden AB, Class A	136,721	4,322,013
Industrivarden AB, Class C	163,591	5,081,231
Investor AB	510,893	11,622,446
Investor AB, Class B	1,867,204	40,540,595
Kinnevik AB, Class B(b)	248,074	7,414,588
L E Lundbergforetagen AB, Class B	77,777	3,974,136
Skandinaviska Enskilda Banken AB, Class A	1,667,894	21,560,599
Svenska Handelsbanken AB, Class A	1,494,652	15,929,337
Swedbank AB, Class A	927,995	18,168,479

		140,492,000

Switzerland — 14.5%
Baloise Holding AG, Registered	47,307	8,287,071
Credit Suisse Group AG, Registered	2,716,487	25,821,322
Julius Baer Group Ltd.	226,560	14,805,623
Partners Group Holding AG	23,106	32,214,331
Swiss Life Holding AG, Registered	32,172	20,706,211
Swiss Re AG	308,150	33,575,361
UBS Group AG, Registered	3,599,541	66,769,852
Zurich Insurance Group AG	154,165	73,738,390

		275,918,161

United Kingdom — 25.4%
3i Group PLC	997,310	18,573,703
Abrdn PLC	2,234,759	7,308,523
Admiral Group PLC	197,865	8,413,363
Aviva PLC	4,008,727	23,667,518
Barclays PLC	17,348,124	46,541,852
Hargreaves Lansdown PLC	364,586	6,619,321
HSBC Holdings PLC	20,918,949	148,887,240
Legal & General Group PLC	6,118,261	23,922,141
Lloyds Banking Group PLC	72,744,070	50,482,262
London Stock Exchange Group PLC	337,130	33,009,549
M&G PLC	2,664,479	7,798,174
Natwest Group PLC	5,903,150	19,402,361
Phoenix Group Holdings PLC	715,966	6,409,622
Prudential PLC	2,675,269	45,093,590
Schroders PLC	127,285	5,836,119
St. James’s Place PLC	552,996	11,415,182
Standard Chartered PLC	2,697,363	19,644,218

		483,024,738

Total Common Stocks — 99.6% (Cost: $1,872,864,695)		1,897,141,971

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Europe Financials ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,010,000	$1,010,000

Total Short-Term Investments — 0.1% (Cost: $1,010,000)		1,010,000

Total Investments in Securities — 99.7% (Cost: $1,873,874,695)		1,898,151,971

Other Assets, Less Liabilities — 0.3%		6,574,771

Net Assets — 100.0%		$1,904,726,742

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$620,000	$390,000	(a)	$—	$—	$—	$1,010,000	1,010,000	$28	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	94	03/18/22	$4,418	$(58,220)
FTSE 100 Index	26	03/18/22	2,606	58,154

				$(66)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$58,154

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$58,220

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Europe Financials ETF

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$167,103

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$59,397

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,181,414

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$—	$1,897,141,971	$—	$1,897,141,971
Money Market Funds	1,010,000	—	—	1,010,000

	$1,010,000	$1,897,141,971	$—	$1,898,151,971

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$58,154	$—	$58,154
Liabilities
Futures Contracts	—	(58,220)	—	(58,220)

	$—	$(66)	$—	$(66)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 2.1%
Agrana Beteiligungs AG	2,184	$42,300
ams-OSRAM AG(a)	49,391	830,428
ANDRITZ AG	12,179	647,966
AT&S Austria Technologie & Systemtechnik AG	4,434	206,519
BAWAG Group AG(a)(b)	12,841	770,655
CA Immobilien Anlagen AG	7,667	278,647
DO & CO AG(a)	1,232	126,995
EVN AG	6,313	185,835
FACC AG(a)(c)	3,581	31,140
IMMOFINANZ AG(a)	13,981	362,687
Lenzing AG(a)	2,319	284,651
Oesterreichische Post AG	6,090	255,621
Palfinger AG	2,761	94,352
Porr AG(a)	3,173	44,773
S IMMO AG	7,663	196,386
S&T AG(c)	8,650	158,864
Schoeller-Bleckmann Oilfield Equipment AG(a)	1,952	82,304
Semperit AG Holding	1,944	58,968
Telekom Austria AG(a)	29,424	254,534
UNIQA Insurance Group AG	21,156	196,100
Vienna Insurance Group AG Wiener Versicherung Gruppe	6,934	203,096
Wienerberger AG	20,748	751,223
Zumtobel Group AG	4,925	44,596

		6,108,640

Belgium — 3.4%
Ackermans & van Haaren NV	4,135	798,158
Aedifica SA	6,374	766,619
AGFA-Gevaert NV(a)	23,366	99,142
Akka Technologies(a)	2,211	120,799
Barco NV	12,694	262,150
Befimmo SA	3,960	148,471
Bekaert SA	6,593	306,949
bpost SA(a)	17,944	132,463
Cie. d’Entreprises CFE	1,391	188,428
Cofinimmo SA	5,115	754,568
D’ieteren Group	3,990	695,195
Econocom Group SA/NV	23,399	93,574
Euronav NV	33,509	276,054
Fagron	11,356	195,208
Galapagos NV(a)	8,258	556,464
Gimv NV	3,649	222,438
Immobel SA	761	67,857
Intervest Offices & Warehouses NV	3,738	114,645
Ion Beam Applications	3,582	61,199
KBC Ancora	6,351	306,034
Kinepolis Group NV(a)	2,501	151,463
Melexis NV	3,604	377,890
Mithra Pharmaceuticals SA(a)(c)	3,665	83,140
Montea NV	1,871	258,807
Ontex Group NV(a)	12,207	89,392
Orange Belgium SA	2,772	60,353
Recticel SA	7,685	146,394
Retail Estates NV	1,850	148,999
Shurgard Self Storage SA	4,822	277,955
Telenet Group Holding NV	7,920	304,037
Tessenderlo Group SA(a)	3,194	124,416
Van de Velde NV	1,026	38,033
VGP NV	1,299	368,091

Security	Shares	Value

Belgium (continued)
Warehouses De Pauw CVA	24,522	$1,054,969
X-Fab Silicon Foundries SE(a)(b)	10,170	99,210
Xior Student Housing NV	3,666	200,368

		9,949,932

China — 0.0%
Boshiwa International Holding Ltd.(d)	20,000	—

Denmark — 3.1%
ALK-Abello A/S(a)	1,186	500,812
Alm Brand A/S	153,790	291,569
Bavarian Nordic A/S(a)(c)	11,517	338,984
Better Collective A/S(a)	5,317	111,882
cBrain A/S	1,570	49,162
Chemometec A/S	2,786	288,851
D/S Norden A/S	4,596	104,613
Dfds A/S(a)	6,281	306,615
Drilling Co. of 1972 A/S (The)(a)(c)	3,689	143,894
FLSmidth & Co. A/S	9,447	318,460
H Lundbeck A/S	12,587	320,263
ISS A/S(a)	28,224	531,747
Jyske Bank A/S, Registered(a)	9,493	559,159
Matas A/S	6,651	111,206
Netcompany Group A/S(b)	7,059	518,584
Nilfisk Holding A/S(a)	4,066	143,044
NKT A/S(a)	7,405	311,747
NNIT A/S(b)	2,185	32,001
NTG Nordic Transport Group A/S, Class A(a)	1,205	80,223
Per Aarsleff Holding A/S	3,396	153,018
Ringkjoebing Landbobank A/S	4,859	639,637
Royal Unibrew A/S	8,792	1,010,775
Scandinavian Tobacco Group A/S, Class A(b)	11,353	244,738
Schouw & Co. A/S	2,199	185,974
SimCorp A/S	7,155	667,133
Solar A/S, Class B	997	106,903
Spar Nord Bank A/S	15,277	219,690
Sydbank A/S	10,745	379,272
Topdanmark A/S	8,049	460,349
Zealand Pharma A/S(a)	6,190	120,590

		9,250,895

Finland — 3.2%
Admicom OYJ	505	43,005
Aktia Bank OYJ	10,327	133,974
Anora Group OYJ	6,090	69,102
BasWare OYJ(a)	2,368	69,169
Cargotec OYJ, Class B	6,711	335,060
Caverion OYJ	17,299	119,662
Citycon OYJ	11,493	91,988
Finnair OYJ(a)(c)	109,045	80,691
F-Secure OYJ	16,669	82,023
Harvia OYJ	2,491	131,661
Huhtamaki OYJ	17,479	689,087
Kamux Corp.	5,564	71,222
Kemira OYJ	19,580	287,808
Kojamo OYJ	22,102	506,708
Konecranes OYJ	10,703	430,524
Marimekko OYJ	1,098	90,434
Metsa Board OYJ, Class B	31,545	340,073
Metso Outotec OYJ	111,941	1,200,523
Musti Group OYJ	5,647	168,769
Neles OYJ	17,599	247,349

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Nokian Renkaat OYJ	23,766	$803,528
Oriola OYJ, Class B	15,758	38,745
Outokumpu OYJ(a)	65,808	426,364
Puuilo OYJ(a)	7,641	69,091
QT Group OYJ(a)	3,121	362,303
Remedy Entertainment OYJ	1,399	55,412
Revenio Group OYJ	4,305	224,759
Rovio Entertainment OYJ(b)	5,560	43,818
Sanoma OYJ	13,214	199,584
Spinnova OYJ(a)	2,772	34,038
Talenom OYJ	4,549	51,682
TietoEVRY OYJ	15,512	461,583
Tokmanni Group Corp.	8,659	181,183
Uponor OYJ	9,864	218,873
Valmet OYJ	23,930	913,990
YIT OYJ	25,422	126,289

		9,400,074

France — 6.3%
AB Science SA(a)(c)	5,173	52,418
ABC arbitrage	6,651	53,052
Air France-KLM(a)(c)	49,980	226,173
AKWEL	1,646	40,682
Albioma SA	4,670	182,453
ALD SA(b)	17,933	268,734
Altarea SCA(c)	724	129,039
Alten SA	5,263	858,428
Aperam SA	8,651	487,480
Aramis Group SAS, NVS(a)(b)(c)	3,738	52,276
Atos SE	17,832	639,223
Aubay	1,252	74,449
Believe SA, NVS(a)	3,461	58,206
Beneteau SA(a)	6,469	107,861
Boiron SA	820	37,282
Bonduelle SCA	2,293	53,936
Carmila SA	9,417	156,621
Casino Guichard Perrachon SA(a)(c)	6,788	150,144
Cellectis SA(a)(c)	5,410	34,207
CGG SA(a)	131,677	109,611
Chargeurs SA	3,024	76,168
Cie. des Alpes(a)	3,511	58,643
Cie. Plastic Omnium SA	10,655	247,828
Coface SA(a)	18,504	244,807
Derichebourg SA(a)	17,572	220,982
Elior Group SA(a)(b)(c)	22,035	132,918
Elis SA(a)	34,301	626,599
Eramet SA(a)	1,613	167,187
Esker SA	958	259,067
Europcar Mobility Group(a)(b)	541,726	307,709
Eutelsat Communications SA	31,010	384,518
Fnac Darty SA	3,111	184,645
Gaztransport Et Technigaz SA	3,969	364,123
Groupe Guillin	1,278	33,956
Guerbet	1,002	37,486
ICADE	5,494	396,702
ID Logistics Group(a)	459	166,660
Imerys SA	6,233	286,440
Interparfums SA	3,050	231,747
IPSOS	7,027	321,086
JCDecaux SA(a)	11,503	314,884
Kaufman & Broad SA	2,592	102,883

Security	Shares	Value

France (continued)
Korian SA	12,895	$282,697
Lagardere SA(a)	5,945	161,845
LISI	3,290	103,307
LNA Sante SA	923	42,711
Maisons du Monde SA(b)	5,733	130,898
Manitou BF SA	1,738	64,630
McPhy Energy SA(a)(c)	3,708	69,399
Mercialys SA	12,477	138,314
Mersen SA	3,278	136,713
Metropole Television SA	4,229	82,505
Neoen SA(a)(b)(c)	6,846	243,447
Nexans SA	4,212	380,614
Nexity SA	6,915	289,543
Peugeot Invest	877	117,904
Pharmagest Interactive	672	60,717
Quadient SA	6,202	126,741
Rexel SA(a)	44,043	981,701
Rubis SCA	16,444	532,338
SCOR SE	28,496	972,072
SES SA, Class A	68,738	528,872
SES-Imagotag SA(a)	855	65,479
SMCP SA(a)(b)	6,719	55,267
Societe BIC SA	4,499	256,169
SOITEC(a)	3,871	706,721
Solutions 30 SE(a)(c)	15,487	122,198
Sopra Steria Group SACA	2,698	474,343
SPIE SA	23,071	535,121
Technicolor SA(a)	35,514	111,364
Television Francaise 1	7,735	73,935
Trigano SA	1,566	296,699
Vallourec SA(a)	24,738	220,056
Valneva SE(a)(c)	12,679	219,162
Verallia SA(b)	13,212	414,393
Vicat SA	3,369	139,612
Vilmorin & Cie SA	1,051	59,273
Virbac SA	738	296,892
Voltalia SA(a)	3,980	73,525

		18,506,490

Germany — 9.2%
1&1 AG	7,965	212,003
Aareal Bank AG(c)	10,596	341,324
ABOUT YOU Holding SE, NVS(a)	6,710	130,414
Adesso SE	491	101,380
ADLER Group SA(b)	13,870	164,045
ADVA Optical Networking SE(a)	7,428	124,537
AIXTRON SE	19,954	414,902
alstria office REIT-AG	28,848	630,685
Amadeus Fire AG	1,038	193,485
Atoss Software AG	725	145,362
AURELIUS Equity Opportunities SE & Co. KGaA	5,472	174,644
Aurubis AG	5,662	590,225
Basler AG	649	87,189
BayWa AG	2,594	108,992
Bertrandt AG	949	55,539
Bike24 Holding AG, NVS(a)(c)	3,582	57,224
Bilfinger SE	5,120	178,286
Borussia Dortmund GmbH & Co. KGaA(a)	14,216	68,924
CANCOM SE	6,878	417,474
Ceconomy AG(a)	28,217	125,570
Cewe Stiftung & Co. KGaA	949	116,620

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
CompuGroup Medical SE & Co. KgaA	4,772	$316,300
Corestate Capital Holding SA(a)(c)	4,044	53,856
CropEnergies AG	4,641	63,922
CTS Eventim AG & Co. KGaA(a)	10,380	737,886
Datagroup SE(a)	738	71,767
Dermapharm Holding SE	3,338	269,939
Deutsche Beteiligungs AG	2,315	96,070
Deutsche EuroShop AG	8,787	164,760
Deutsche Pfandbriefbank AG(b)	24,326	300,181
Deutz AG(a)	21,692	148,625
DIC Asset AG	7,910	136,069
Draegerwerk AG & Co. KGaA	546	30,153
Duerr AG	9,184	406,441
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,672	232,926
Elmos Semiconductor SE	1,517	94,342
ElringKlinger AG(a)	5,407	64,330
Encavis AG	17,541	276,331
Energiekontor AG, NVS	1,150	81,346
Evotec SE(a)	23,715	959,620
Fielmann AG	4,546	289,930
flatexDEGIRO AG(a)	5,920	114,557
Fraport AG Frankfurt Airport Services Worldwide(a)	6,569	448,707
Freenet AG	22,466	611,873
Gerresheimer AG	5,491	492,765
GFT Technologies SE	3,089	153,100
Global Fashion Group SA(a)	13,486	61,621
Grand City Properties SA	18,800	414,911
GRENKE AG(c)	4,942	156,100
Hamborner REIT AG	12,027	132,301
Hamburger Hafen und Logistik AG	5,484	117,809
Heidelberger Druckmaschinen AG(a)	46,598	146,204
Hensoldt AG	7,291	99,341
HOCHTIEF AG	3,677	286,020
Home24 SE(a)(c)	4,590	51,613
Hornbach Baumarkt AG(c)	1,400	74,788
Hornbach Holding AG & Co. KGaA	1,735	265,800
Hugo Boss AG	10,778	682,770
Hypoport SE(a)	642	283,706
Indus Holding AG	3,169	121,598
Instone Real Estate Group SE(b)	8,303	147,748
Jenoptik AG	9,133	334,253
JOST Werke AG(b)	2,597	129,979
K+S AG, Registered(a)	34,468	658,047
Kloeckner & Co. SE(a)	13,384	151,162
Koenig & Bauer AG(a)	2,417	75,365
Krones AG	2,490	247,281
KWS Saat SE & Co. KGaA	2,030	157,743
LPKF Laser & Electronics AG	4,500	89,553
MBB SE	403	59,409
Media and Games Invest SE(a)(c)	16,132	66,965
Medios AG(a)	2,258	83,205
METRO AG	23,031	235,095
Mister Spex SE, NVS(a)	2,825	32,626
MLP SE	11,952	111,475
MorphoSys AG(a)	6,307	201,972
Nagarro SE(a)	1,531	266,173
New Work SE	472	104,107
Nordex SE(a)(c)	18,461	296,247
Norma Group SE	5,739	208,426
Northern Data AG(a)(c)	868	56,425

Security	Shares	Value

Germany (continued)
OHB SE	911	$37,445
PATRIZIA AG	7,929	172,371
Pfeiffer Vacuum Technology AG	706	139,028
PNE AG	6,848	65,057
ProSiebenSat.1 Media SE	29,372	459,405
PVA TePla AG, NVS(a)	3,532	123,604
Rheinmetall AG	7,844	820,089
SAF-Holland SE(a)	8,202	103,427
Salzgitter AG(a)	6,572	224,844
Secunet Security Networks AG	219	77,978
SGL Carbon SE(a)	10,766	75,150
Siltronic AG	2,977	388,749
Sirius Real Estate Ltd.	179,746	314,178
Sixt SE(a)	2,437	396,176
SMA Solar Technology AG	1,860	66,249
Software AG	9,162	352,787
Stabilus SA	4,389	295,562
Steico SE	953	105,935
Stratec SE	1,415	191,536
Stroeer SE & Co. KGaA	5,102	382,018
Suedzucker AG	12,768	178,762
Synlab AG, NVS(a)	8,011	184,229
TAG Immobilien AG	25,817	681,784
Takkt AG	5,545	93,877
TeamViewer AG(a)(b)	28,964	437,647
thyssenkrupp AG(a)	72,710	748,308
TUI AG(a)(c)	199,404	687,282
Varta AG(c)	3,285	357,934
VERBIO Vereinigte BioEnergie AG	3,887	247,761
Vitesco Technologies Group AG(a)	4,011	198,567
Vossloh AG	1,558	75,111
Wacker Chemie AG	2,827	412,573
Wacker Neuson SE	5,840	146,711
Westwing Group AG(a)	2,098	50,371
Wuestenrot & Wuerttembergische AG	4,186	88,360
Zeal Network SE(a)	2,456	104,711

		27,148,034

Hong Kong — 0.0%
China Hongxing Sports Ltd.(d)	198,000	2
Peace Mark Holdings Ltd.(d)	30,000	—
Untrade Real Gold Mining(d)	27,000	—

		2

Ireland — 1.4%
AIB Group PLC(a)	145,765	385,008
Bank of Ireland Group PLC(a)	174,814	1,178,224
C&C Group PLC(a)	70,741	210,639
Cairn Homes PLC(a)	122,424	171,371
Dalata Hotel Group PLC(a)	36,785	175,223
Glanbia PLC	36,075	495,494
Glenveagh Properties PLC(a)(b)	124,384	170,738
Grafton Group PLC	39,993	628,635
Greencore Group PLC(a)	96,957	161,041
Hibernia REIT PLC	117,122	167,290
Irish Residential Properties REIT PLC	77,676	146,082
Origin Enterprises PLC	22,069	84,298
Uniphar PLC(a)	40,499	178,355

		4,152,398

Israel — 0.1%
Plus500 Ltd.	16,603	329,670

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Tremor International Ltd.(a)(c)	19,456	$137,062

		466,732

Italy — 5.2%
A2A SpA	282,024	535,728
ACEA SpA	7,745	156,530
Anima Holding SpA(b)	46,465	235,014
Arnoldo Mondadori Editore SpA(a)	22,866	52,660
Ascopiave SpA	13,832	56,501
Autogrill SpA(a)	34,886	261,972
Azimut Holding SpA	19,299	519,124
Banca Generali SpA	10,415	419,470
Banca IFIS SpA	3,936	78,993
Banca Mediolanum SpA	40,081	389,624
Banca Monte dei Paschi di Siena SpA(a)(c)	57,553	59,497
Banca Popolare di Sondrio SCPA	81,809	344,107
Banco BPM SpA	245,522	765,429
BFF Bank SpA(b)	30,102	230,158
Biesse SpA(a)	2,372	61,541
Bio On SpA(a)(c)(d)	801	—
BPER Banca	190,096	400,195
Brembo SpA	26,748	355,617
Brunello Cucinelli SpA(a)	6,124	355,640
Buzzi Unicem SpA	17,051	356,043
Carel Industries SpA(b)	6,416	154,471
CIR SpA-Compagnie Industriali(a)	127,154	60,426
Credito Emiliano SpA	16,213	111,834
Danieli & C Officine Meccaniche SpA	1,606	43,684
Datalogic SpA	2,673	41,759
De’ Longhi SpA	12,020	414,228
Digital Bros. SpA	907	28,833
Digital Value SpA(a)	637	65,987
doValue SpA(a)(b)	10,842	94,010
El.En. SpA	7,566	122,126
Enav SpA(a)(b)	48,817	224,293
ERG SpA	10,650	310,554
Esprinet SpA	5,419	74,292
Falck Renewables SpA	20,061	196,992
Fila SpA	3,772	38,739
Fincantieri SpA(a)(c)	81,165	51,964
Gruppo MutuiOnline SpA	4,665	222,044
GVS SpA(b)	12,867	144,076
Hera SpA	147,363	612,643
Illimity Bank SpA(a)	9,447	138,230
Immobiliare Grande Distribuzione SIIQ SpA(a)	9,647	44,910
Interpump Group SpA	12,741	786,802
Iren SpA	116,083	349,225
Italgas SpA	87,414	579,942
Italmobiliare SpA	2,312	82,713
Juventus Football Club SpA(a)(c)	180,825	77,296
La Doria SpA	2,616	48,375
Leonardo SpA(a)	70,656	510,333
Maire Tecnimont SpA	25,569	122,114
MARR SpA	5,609	119,441
OVS SpA(a)(b)	39,292	109,171
Pharmanutra SpA	704	52,200
Piaggio & C SpA	27,943	89,449
Pirelli & C SpA(b)	62,100	439,062
RAI Way SpA(b)	18,413	104,625
Reply SpA	3,712	623,804
Saipem SpA(a)(c)	99,554	152,279

Security	Shares	Value

Italy (continued)
Salcef SpA	3,051	$82,652
Salvatore Ferragamo SpA(a)	8,773	187,995
Sanlorenzo SpA/Ameglia	2,075	89,969
Saras SpA(a)	91,751	57,545
Seco SpA, NVS(a)(c)	5,807	45,830
Sesa SpA	1,382	249,958
Societa Cattolica Di Assicurazione SPA(a)	8,354	53,308
SOL SpA	6,540	139,894
Tamburi Investment Partners SpA	18,333	186,657
Technogym SpA(b)	23,594	201,362
Tinexta SpA	3,747	133,106
Tod’s SpA(a)	1,731	93,295
Unipol Gruppo SpA	71,055	399,737
Webuild SpA(c)	72,199	151,236
Wiit SpA, NVS	1,770	62,525
Zignago Vetro SpA	3,750	64,940

		15,276,778

Netherlands — 4.8%
Aalberts NV	17,671	1,080,230
Accell Group NV(a)	4,585	298,395
AerCap Holdings NV(a)	23,764	1,497,132
Alfen Beheer BV(a)(b)(c)	3,729	278,078
AMG Advanced Metallurgical Group NV	5,433	186,978
Arcadis NV	13,112	573,979
ASR Nederland NV	24,507	1,139,468
B&S Group Sarl(b)	5,462	44,142
Basic-Fit NV(a)(b)(c)	8,846	422,019
BE Semiconductor Industries NV	11,856	994,106
Boskalis Westminster	14,080	398,603
Brunel International NV	4,018	49,373
Cementir Holding NV	8,108	71,486
CM.Com NV(a)	2,246	61,193
Corbion NV	10,669	445,468
COSMO Pharmaceuticals NV(a)	1,600	99,195
Eurocommercial Properties NV	7,740	187,172
Fastned BV(a)(c)	740	38,960
Flow Traders(b)	5,869	227,631
ForFarmers NV	6,407	29,145
Fugro NV(a)	18,687	149,429
Intertrust NV(a)(b)	16,230	352,815
Iveco Group NV, NVS(a)	36,492	388,241
Koninklijke BAM Groep NV(a)	47,414	158,313
Koninklijke Vopak NV	12,460	427,514
Meltwater Holding BV(a)	23,670	61,920
MFE-MediaForEurope NV(a)	54,816	45,448
MFE-MediaForEurope NV	54,816	69,947
NSI NV	3,634	150,691
OCI NV(a)	16,478	450,968
Pharming Group NV(a)(c)	114,845	105,521
PostNL NV	86,973	372,568
Rhi Magnesita NV	5,136	236,896
SBM Offshore NV	27,061	428,276
Shop Apotheke Europe NV(a)(b)(c)	2,369	307,998
SIF Holding NV	2,113	25,391
Signify NV(b)	23,081	1,222,575
Sligro Food Group NV(a)	4,379	111,711
Technip Energies NV(a)	19,137	292,825
TKH Group NV	7,302	421,355
TomTom NV(a)(c)	11,375	108,704
Van Lanschot Kempen NV	5,592	140,869

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Vastned Retail NV	2,041	$57,132
Wereldhave NV	6,041	92,816

		14,302,676

Norway — 4.3%
Aker ASA, Class A	4,635	396,496
Aker Carbon Capture ASA(a)	49,865	111,325
Aker Horizons Holding AS(a)	21,023	47,229
Aker Solutions ASA(a)	44,153	115,492
Atea ASA(a)	14,649	248,091
Atlantic Sapphire ASA(a)(c)	13,904	57,720
Austevoll Seafood ASA	15,944	211,162
Bakkafrost P/F	9,053	624,100
Bonheur ASA	3,344	117,075
Borregaard ASA	16,992	399,655
BW Energy Ltd.(a)	13,210	34,257
BW LPG Ltd.(b)	14,144	76,298
BW Offshore Ltd.	18,743	57,335
Crayon Group Holding ASA(a)(b)	9,829	189,993
DNO ASA	81,466	119,615
Elkem ASA(b)	52,008	189,695
Elopak ASA, NVS(a)	21,819	55,391
Entra ASA(b)	11,482	252,387
Europris ASA(b)	28,613	213,715
Fjordkraft Holding ASA(b)	18,227	77,718
Flex LNG Ltd.	5,482	108,312
Frontline Ltd./Bermuda(a)	16,474	108,448
Golden Ocean Group Ltd.	24,092	219,498
Grieg Seafood ASA(a)	9,133	94,423
Hafnia Ltd.(a)(c)	12,816	23,430
Hexagon Composites ASA(a)	20,687	63,784
Hexagon Purus ASA(a)(c)	9,316	18,234
Kahoot! ASA(a)(c)	46,812	187,949
Kongsberg Gruppen ASA	16,108	488,170
Leroy Seafood Group ASA	53,645	447,161
LINK Mobility Group Holding ASA(a)	29,510	45,302
MPC Container Ships AS, NVS(a)	47,971	162,873
NEL ASA(a)(c)	257,505	349,628
Nordic Semiconductor ASA(a)	31,241	925,668
Norway Royal Salmon ASA	1,633	35,436
Norwegian Air Shuttle ASA(a)(c)	108,532	147,901
Nykode Therapeutics AS(a)	23,227	147,291
Pexip Holding ASA(a)(c)	13,060	50,251
Protector Forsikring ASA	9,928	132,242
Quantafuel ASA(a)(c)	20,973	49,087
REC Silicon ASA(a)(c)	53,839	94,537
Salmar ASA	10,477	714,356
Sbanken ASA(b)	14,315	151,294
Scatec ASA(b)	21,459	316,950
Selvaag Bolig ASA	7,307	43,006
SpareBank 1 Nord Norge	17,254	217,276
Sparebank 1 Oestlandet	7,152	118,757
SpareBank 1 SMN	23,389	387,345
SpareBank 1 SR-Bank ASA	31,195	466,129
Stolt-Nielsen Ltd.	4,746	85,939
Storebrand ASA	84,234	898,050
TGS ASA	21,047	226,622
Tomra Systems ASA	21,108	1,055,296
Veidekke ASA	18,911	282,665
Volue ASA(a)	8,348	49,746
Wallenius Wilhelmsen ASA(a)	18,273	98,700

Security	Shares	Value

Norway (continued)
XXL ASA(b)	25,574	$39,853

		12,646,358

Portugal — 0.4%
Altri SGPS SA	12,669	81,029
Banco Comercial Portugues SA, Class R(a)	1,512,285	256,989
Corticeira Amorim SGPS SA	6,596	75,857
CTT-Correios de Portugal SA	18,744	91,569
Navigator Co. SA (The)	39,131	147,623
NOS SGPS SA	37,271	146,720
REN - Redes Energeticas Nacionais SGPS SA	68,875	196,377
Semapa-Sociedade de Investimento e Gestao	2,925	39,209
Sonae SGPS SA	158,471	182,083

		1,217,456

Singapore — 0.0%
Jurong Technologies Industrial Corp. Ltd.(d)	60,000	—

Spain — 3.7%
Acciona SA	4,449	774,949
Acerinox SA	29,067	370,407
Almirall SA	13,379	172,204
Applus Services SA	24,836	218,194
Atresmedia Corp. de Medios de Comunicacion SA	15,775	61,346
Audax Renovables SA(c)	18,575	26,088
Banco de Sabadell SA(a)	990,410	770,295
Bankinter SA	120,879	708,860
Befesa SA(b)	7,174	506,464
Cia. de Distribucion Integral Logista Holdings SA	11,515	232,972
Cie. Automotive SA	8,949	259,943
Construcciones y Auxiliar de Ferrocarriles SA	3,407	134,835
Corp Financiera Alba SA	3,127	184,016
Distribuidora Internacional de Alimentacion SA(a)	2,430,617	42,746
Ebro Foods SA	12,346	228,580
eDreams ODIGEO SA(a)	11,044	97,032
Ence Energia y Celulosa SA(a)	27,399	73,509
Faes Farma SA	55,913	215,206
Fluidra SA	15,852	504,761
Gestamp Automocion SA(b)	31,234	140,713
Global Dominion Access SA(b)	15,368	75,912
Grenergy Renovables SA(a)	1,952	55,044
Grupo Catalana Occidente SA	7,518	253,551
Indra Sistemas SA(a)	24,307	247,669
Inmobiliaria Colonial Socimi SA	51,599	455,642
Laboratorios Farmaceuticos Rovi SA	3,422	251,427
Lar Espana Real Estate Socimi SA	11,376	68,773
Linea Directa Aseguradora SA Cia de Segurosy Reaseguros	116,128	208,461
Mapfre SA	191,631	416,183
Mediaset Espana Comunicacion SA(a)	29,430	137,805
Melia Hotels International SA(a)	21,973	166,516
Merlin Properties Socimi SA	61,979	700,640
Metrovacesa SA(b)	7,287	54,031
Miquel y Costas & Miquel SA	3,255	45,783
Neinor Homes SA(b)	8,125	98,948
Pharma Mar SA	2,564	161,374
Prosegur Cash SA(a)(b)	80,654	59,165
Prosegur Cia. de Seguridad SA	39,423	98,212
Sacyr SA	70,446	176,102
Solaria Energia y Medio Ambiente SA(a)	13,468	235,349
Soltec Power Holdings SA(a)(c)	6,589	38,789
Talgo SA(a)(b)	13,381	71,222

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Tecnicas Reunidas SA(a)(c)	6,097	$54,669
Unicaja Banco SA(b)	227,951	233,668
Viscofan SA	7,118	431,423
Zardoya Otis SA	33,136	262,764

		10,782,242

Sweden — 12.1%
AAK AB	31,655	592,942
AcadeMedia AB(b)	15,289	88,759
AddTech AB, Class B	46,075	852,334
AFRY AB	16,765	376,010
Alimak Group AB(b)	6,224	71,224
Ambea AB(b)	13,122	72,824
Arjo AB, Class B	38,610	385,865
Atrium Ljungberg AB, Class B	8,099	174,926
Attendo AB(a)(b)	20,133	70,957
Avanza Bank Holding AB	22,326	706,361
Axfood AB	18,899	481,422
Bactiguard Holding AB(a)	3,215	48,528
Beijer Alma AB	7,969	202,508
Beijer Ref AB	44,618	778,762
Betsson AB, Class B	19,298	107,977
BHG Group AB(a)	17,497	167,718
BICO Group AB, Class B(a)	5,995	119,699
Bilia AB, Class A	13,139	197,190
BillerudKorsnas AB	33,748	536,592
BioArctic AB(a)(b)	5,860	67,871
BioGaia AB, Class B	2,860	155,494
Biotage AB	11,739	239,696
Bonava AB, Class B	13,556	117,319
Boozt AB(a)(b)(c)	8,331	156,587
Bravida Holding AB(b)	36,610	438,056
Bufab AB	4,670	176,120
Bure Equity AB	10,013	345,491
Calliditas Therapeutics AB, Class B(a)(c)	5,035	53,284
Camurus AB(a)(c)	5,231	74,835
Castellum AB	46,504	1,095,343
Catena AB	5,179	293,979
Cellavision AB	2,514	82,048
Cibus Nordic Real Estate AB	6,492	178,805
Cint Group AB(a)	26,419	351,344
Clas Ohlson AB, Class B	7,216	87,454
Cloetta AB, Class B	38,895	102,937
Collector AB(a)	11,431	44,829
Coor Service Management Holding AB(b)	15,774	133,978
Corem Property Group AB, Class B	109,290	313,696
Creades AB, Class A	9,289	121,101
Desenio Group AB(a)	10,117	18,621
Dios Fastigheter AB	15,116	168,274
Dometic Group AB(b)	56,385	624,595
Duni AB(a)	6,100	69,081
Dustin Group AB(b)	12,404	127,373
Electrolux Professional AB, Class B(a)	38,666	270,016
Elekta AB, Class B	65,122	666,472
Fabege AB	46,710	696,907
Fagerhult AB	14,404	89,800
Fingerprint Cards AB, Class B(a)(c)	52,713	105,504
Fortnox AB	87,830	451,643
GARO AB	5,040	94,130
Granges AB	19,581	242,847
Hansa Biopharma AB(a)	5,507	43,916

Security	Shares	Value

Sweden (continued)
Hemnet Group AB(a)	7,789	$140,483
Hexatronic Group AB	5,045	204,567
Hexpol AB	47,543	567,270
HMS Networks AB	4,466	233,244
Holmen AB, Class B	16,897	820,682
Hufvudstaden AB, Class A	20,226	288,866
Humble Group AB(a)(c)	25,191	64,741
Implantica AG, SDR(a)	3,499	22,101
Indutrade AB	48,637	1,209,981
Instalco AB	36,425	264,784
Intrum AB(c)	11,735	353,289
Investment AB Oresund	4,422	67,909
INVISIO AB	7,297	93,823
Inwido AB	9,142	159,978
JM AB	9,963	377,361
Kambi Group PLC, Class B(a)	4,502	116,718
Karo Pharma AB(a)	9,060	58,199
K-Fast Holding AB(a)	10,130	75,556
Kindred Group PLC	41,095	477,419
KNOW IT AB	3,895	142,268
LeoVegas AB(b)	13,014	47,490
Lime Technologies AB	1,949	61,199
Lindab International AB	14,006	406,612
Loomis AB	13,344	342,639
Mekonomen AB(a)	7,312	107,931
Millicom International Cellular SA, SDR(a)	18,321	489,058
MIPS AB	4,707	467,987
Modern Times Group MTG AB, Class B(a)	18,625	249,280
Munters Group AB(b)	23,177	162,803
Mycronic AB	13,001	266,007
NCC AB, Class B	14,625	241,777
New Wave Group AB, Class B	7,042	107,161
Nobia AB	23,069	126,054
Nolato AB, Class B	36,008	368,985
Nordic Entertainment Group AB, Class B(a)	13,251	513,033
Nordnet AB publ	20,261	315,769
Nyfosa AB	32,174	500,847
OX2 AB(a)	14,727	82,283
Pandox AB(a)	16,420	238,718
Paradox Interactive AB(c)	6,567	136,110
Peab AB, Class B	32,796	368,629
Platzer Fastigheter Holding AB, Class B	11,030	145,493
PowerCell Sweden AB(a)	8,399	134,111
Ratos AB, Class B	37,662	197,697
Re:NewCell AB(a)	3,595	66,478
Resurs Holding AB(b)	22,914	94,047
Rvrc Holding AB	7,118	70,929
Saab AB, Class B	13,218	313,452
Samhallsbyggnadsbolaget i Norden AB	164,176	990,165
Samhallsbyggnadsbolaget i Norden AB, Class D	26,534	86,675
SAS AB(a)(c)	669,239	113,080
Scandic Hotels Group AB(a)(b)(c)	27,340	115,350
Sdiptech AB, Class B(a)	4,302	178,313
Sectra AB(a)	24,246	399,375
Sedana Medical AB(a)	11,688	93,506
SkiStar AB	7,591	116,885
SSAB AB, Class A(a)	45,214	267,684
SSAB AB, Class B(a)	104,526	544,222
Stillfront Group AB(a)	55,329	269,305
Storytel AB(a)(c)	7,477	117,935

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Subsea 7 SA	39,917	$300,107
Surgical Science Sweden AB(a)	5,949	127,592
Svolder AB, NVS	15,098	115,928
Sweco AB, Class B	35,886	504,471
SwedenCare AB(c)	11,399	130,020
Thule Group AB(b)	18,566	896,115
Tobii AB(a)	16,788	58,517
Tobii Dynavox AB(a)	16,788	45,882
Trelleborg AB, Class B	43,635	1,098,681
Troax Group AB	6,898	241,654
Vestum AB, NVS(a)	27,250	107,582
Vimian Group AB(a)(c)	22,961	165,359
Vitec Software Group AB	5,192	233,581
Vitrolife AB	11,457	471,139
VNV Global AB(a)(c)	15,384	133,032
Volati AB	3,577	70,660
Wallenstam AB, Class B	29,268	460,638
Wihlborgs Fastigheter AB	24,915	515,114
Xvivo Perfusion AB(a)	4,332	121,950

		35,784,379

Switzerland — 8.9%
Allreal Holding AG, Registered	2,573	558,292
ALSO Holding AG, Registered(a)	1,131	318,287
APG SGA SA(a)	205	42,033
Arbonia AG	8,944	216,252
Aryzta AG(a)	178,102	204,457
Ascom Holding AG, Registered(a)	5,294	69,328
Autoneum Holding AG(a)	480	87,194
Banque Cantonale Vaudoise, Registered	5,429	448,889
Basilea Pharmaceutica AG, Registered(a)	2,137	103,796
Belimo Holding AG, Registered	1,776	980,743
Bell Food Group AG, Registered	395	119,906
BKW AG	3,810	454,518
Bobst Group SA, Registered(a)	1,404	119,231
Bossard Holding AG, Class A, Registered	1,020	319,794
Bucher Industries AG, Registered	1,201	552,983
Burckhardt Compression Holding AG	535	253,040
Burkhalter Holding AG	761	52,724
Bystronic AG, Registered	245	322,003
Cembra Money Bank AG	5,391	370,788
Coltene Holding AG, Registered	567	67,429
Comet Holding AG, Registered	1,247	397,814
Daetwyler Holding AG, Bearer	1,333	523,409
DKSH Holding AG	6,256	501,596
dormakaba Holding AG	518	296,605
Dufry AG, Registered(a)	12,765	661,508
EFG International AG(a)	17,041	130,523
Emmi AG, Registered	377	423,122
Flughafen Zurich AG, Registered(a)	3,589	664,024
Forbo Holding AG, Registered	191	367,716
Galenica AG(b)	9,013	636,533
Georg Fischer AG, Registered	738	1,079,190
Gurit Holding AG, Bearer	51	79,330
Helvetia Holding AG, Registered	6,687	840,800
Huber + Suhner AG, Registered	2,869	261,200
Idorsia Ltd.(a)	19,585	456,204
Implenia AG, Registered(a)	2,484	60,598
Inficon Holding AG, Registered	305	372,546
Interroll Holding AG, Registered	114	482,518
Intershop Holding AG	202	133,410

Security	Shares	Value

Switzerland (continued)
Kardex Holding AG, Registered	1,114	$309,217
Komax Holding AG, Registered(a)	662	204,193
Landis+Gyr Group AG(a)	3,829	252,551
LEM Holding SA, Registered	81	202,671
Leonteq AG	1,776	127,673
Liechtensteinische Landesbank AG	2,280	137,541
Medacta Group SA(a)(b)	1,250	159,715
Medartis Holding AG(a)(b)	689	94,690
Medmix AG(a)(b)	4,523	195,706
Metall Zug AG, Class B, Registered	33	67,841
Meyer Burger Technology AG(a)(c)	428,370	165,787
Mobilezone Holding AG, Registered	7,112	111,142
Mobimo Holding AG, Registered	1,187	388,429
Molecular Partners AG(a)	3,824	104,875
Montana Aerospace AG(a)(b)	2,978	111,307
OC Oerlikon Corp. AG, Registered	33,652	326,744
Orior AG	1,133	106,131
Peach Property Group AG	1,470	91,057
PolyPeptide Group AG(a)(b)	2,097	209,070
PSP Swiss Property AG, Registered	8,133	986,159
Relief Therapeutics Holding AG(a)(c)	332,655	24,052
Rieter Holding AG, Registered(a)	546	110,371
Schweiter Technologies AG, Bearer	182	241,418
Sensirion Holding AG(a)(b)	1,607	197,030
SFS Group AG	3,008	438,861
Siegfried Holding AG, Registered	699	565,926
SIG Combibloc Group AG(a)	57,211	1,329,234
Softwareone Holding AG(a)	17,131	336,583
St. Galler Kantonalbank AG, Class A, Registered	534	258,046
Stadler Rail AG(c)	9,012	428,850
Sulzer AG, Registered	3,301	315,957
Swiss Steel Holding AG, Registered(a)	143,345	49,124
Swissquote Group Holding SA, Registered	1,645	279,841
Tecan Group AG, Registered	2,141	1,040,980
Trifork Holding AG, NVS(a)	1,606	62,349
TX Group AG(a)	478	75,209
u-blox Holding AG(a)	1,306	93,127
Valiant Holding AG, Registered	2,853	288,146
Valora Holding AG, Registered(a)	665	129,259
Vetropack Holding AG, Registered	2,148	124,633
Vontobel Holding AG, Registered	5,055	418,966
VZ Holding AG	2,550	238,585
V-ZUG Holding AG(a)	367	45,277
Ypsomed Holding AG, Registered	568	106,170
Zehnder Group AG, Registered	1,670	152,858
Zur Rose Group AG(a)	1,620	396,569

		26,130,253

United Kingdom — 31.0%
888 Holdings PLC	66,417	229,259
AB Dynamics PLC	2,685	51,638
Abcam PLC(a)	38,789	696,434
Aclara Resources Inc.(a)	1,206	1,188
Advanced Medical Solutions Group PLC	34,183	136,232
AG Barr PLC	15,971	106,323
Airtel Africa PLC(b)	167,372	343,275
AJ Bell PLC	55,432	252,786
Alliance Pharma PLC	84,085	122,585
Alpha FX Group PLC	4,914	116,646
Alphawave IP Group PLC(a)(c)	47,892	104,022
AO World PLC(a)	59,054	79,898

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Argo Blockchain PLC(a)	83,085	$87,639
Ascential PLC(a)	78,949	377,145
Ashmore Group PLC	83,418	319,758
ASOS PLC(a)	12,585	377,590
Assura PLC	481,971	435,931
Aston Martin Lagonda Global Holdings PLC(a)(b)	11,943	193,852
Atalaya Mining PLC	13,690	75,856
Auction Technology Group PLC(a)	15,227	219,533
Avacta Group PLC(a)(c)	46,523	53,309
Avast PLC(b)	119,116	982,341
Avon Protection PLC	5,683	86,749
B&M European Value Retail SA	160,382	1,228,144
Babcock International Group PLC(a)	46,074	188,729
Bakkavor Group PLC(b)	22,292	36,756
Balfour Beatty PLC	116,423	399,090
Bank of Georgia Group PLC	7,276	143,651
Beazley PLC(a)	109,240	725,266
Bellway PLC	21,862	841,230
Biffa PLC(b)	55,525	254,972
Big Yellow Group PLC	31,104	624,966
Blue Prism Group PLC(a)	14,833	251,955
BMO Commercial Property Trust Ltd.	136,873	210,956
Bodycote PLC	33,881	364,365
boohoo Group PLC(a)(c)	182,148	264,207
Breedon Group PLC	269,300	309,665
Brewin Dolphin Holdings PLC	53,661	238,260
Bridgepoint Group PLC(a)(b)	37,059	190,142
Britvic PLC	46,888	575,444
Burford Capital Ltd.	33,527	304,586
Bytes Technology Group PLC	38,810	243,249
Capita PLC(a)	307,424	132,272
Capital & Counties Properties PLC	125,963	292,984
Capricorn Energy PLC(a)	91,105	254,005
Carnival PLC(a)	27,832	510,737
Centamin PLC	207,587	250,169
Central Asia Metals PLC	29,397	87,770
Centrica PLC(a)	1,043,115	1,025,657
Ceres Power Holdings PLC(a)	17,145	143,353
Chemring Group PLC	51,271	189,938
Cineworld Group PLC(a)(c)	174,278	93,635
Civitas Social Housing PLC	110,515	143,429
Clarkson PLC	5,208	231,797
Clinigen Group PLC	22,860	280,556
Clipper Logistics PLC	14,038	127,627
Close Brothers Group PLC	26,320	457,366
CLS Holdings PLC	33,163	100,479
CMC Markets PLC(b)	23,300	72,073
Coats Group PLC	254,194	224,914
Computacenter PLC	14,366	517,305
ContourGlobal PLC(b)	36,625	92,012
ConvaTec Group PLC(b)	290,069	688,660
Countryside Properties PLC(a)(b)	86,725	361,690
Craneware PLC	5,200	132,876
Cranswick PLC	9,500	470,773
Crest Nicholson Holdings PLC	46,527	200,863
Currys PLC	195,257	281,612
Custodian REIT PLC	74,711	106,508
CVS Group PLC	12,104	321,015
Dechra Pharmaceuticals PLC	19,220	1,079,569
Deliveroo PLC(a)(b)	125,140	262,914

Security	Shares	Value

United Kingdom (continued)
Derwent London PLC	18,163	$839,251
Diploma PLC	22,091	829,143
Direct Line Insurance Group PLC	237,055	977,172
Diversified Energy Co. PLC	146,170	208,772
Domino’s Pizza Group PLC	73,532	385,496
dotdigital group PLC	48,462	96,391
Dr. Martens PLC	81,024	336,630
Drax Group PLC	71,208	580,136
DS Smith PLC	244,289	1,247,571
Dunelm Group PLC	21,663	390,395
easyJet PLC(a)	54,600	461,288
Electrocomponents PLC	83,744	1,267,953
Elementis PLC(a)	104,030	199,232
EMIS Group PLC	9,681	170,822
Empiric Student Property PLC	109,868	128,848
Energean PLC(a)	20,739	263,160
Ergomed PLC(a)	6,691	102,242
Essentra PLC	53,249	248,143
Eurasia Mining PLC(a)	330,284	95,503
Euromoney Institutional Investor PLC	18,860	233,904
FD Technologies PLC(a)(c)	4,017	87,520
Ferrexpo PLC	53,338	175,172
Fevertree Drinks PLC	18,457	529,471
Finablr PLC(a)(b)(d)	20,497	—
Firstgroup PLC(a)	136,031	187,342
Forterra PLC(b)	42,260	150,614
Frasers Group PLC(a)	36,309	360,672
Frontier Developments PLC(a)	3,944	73,411
Funding Circle Holdings PLC(a)(b)	30,442	39,099
Future PLC	20,314	866,419
Games Workshop Group PLC	5,910	633,657
Gamma Communications PLC	14,675	308,691
GB Group PLC	40,690	363,312
Genuit Group PLC	44,592	345,687
Genus PLC	11,610	599,298
Go-Ahead Group PLC (The)(a)(d)	8,585	77,012
Grainger PLC	120,214	489,567
Great Portland Estates PLC	40,814	422,872
Greatland Gold PLC(a)	721,904	133,983
Greggs PLC	17,966	651,577
Gym Group PLC (The)(a)(b)	28,792	95,257
Halfords Group PLC	35,733	157,147
Hammerson PLC	549,595	289,729
Harbour Energy PLC(a)	74,988	365,912
Hays PLC	301,844	588,183
Helical PLC	20,020	115,777
Helios Towers PLC(a)	132,086	272,859
Hill & Smith Holdings PLC	14,034	284,145
Hiscox Ltd.	62,379	819,932
Hochschild Mining PLC	61,365	85,991
Home Reit PLC	101,129	158,450
HomeServe PLC	53,240	548,763
Hotel Chocolat Group PLC(a)	9,495	60,912
Howden Joinery Group PLC	105,828	1,167,540
Hunting PLC	24,707	71,773
Ibstock PLC(b)	72,554	194,419
Ideagen PLC	47,146	171,832
IG Design Group PLC (c)	15,032	19,408
IG Group Holdings PLC	68,979	759,377
IMI PLC	47,418	1,059,449

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Impax Asset Management Group PLC	15,523	$229,639
Inchcape PLC	69,206	789,170
Indivior PLC(a)	131,408	400,059
IntegraFin Holdings PLC	49,655	331,411
Intermediate Capital Group PLC	51,787	1,337,429
Investec PLC	125,329	715,516
IP Group PLC	176,234	231,625
IQE PLC(a)	139,879	60,296
ITM Power PLC(a)	77,280	286,792
ITV PLC(a)	641,952	981,961
IWG PLC(a)	136,038	523,951
J D Wetherspoon PLC(a)	17,386	211,095
JET2 PLC(a)	28,986	516,227
John Wood Group PLC(a)	123,942	373,107
Johnson Service Group PLC(a)	80,411	163,515
JTC PLC(b)	23,625	249,960
Judges Scientific PLC	919	94,180
Jupiter Fund Management PLC	76,555	237,501
Just Group PLC(a)	188,336	219,163
Kainos Group PLC	14,027	288,369
Kape Technologies PLC(a)	19,130	95,509
Keller Group PLC	12,384	142,099
Keywords Studios PLC	12,822	434,556
Kier Group PLC(a)	80,340	106,668
Lancashire Holdings Ltd.	43,710	323,621
Learning Technologies Group PLC	101,794	228,764
Liontrust Asset Management PLC	10,694	233,282
LondonMetric Property PLC	155,702	561,007
Luceco PLC(b)	14,513	58,673
LXI REIT PLC	126,001	249,984
LXI REIT PLC	16,780	1,128
Man Group PLC/Jersey	251,659	657,415
Marks & Spencer Group PLC(a)	347,487	1,028,356
Marshalls PLC	34,946	332,728
Marston’s PLC(a)	112,839	123,376
Mediclinic International PLC(a)	71,803	309,730
Meggitt PLC(a)	139,122	1,405,167
Micro Focus International PLC	59,911	368,580
Mitchells & Butlers PLC(a)	49,427	167,717
Mitie Group PLC	251,790	204,022
Moneysupermarket.com Group PLC	95,364	243,702
Moonpig Group PLC(a)	27,859	118,370
Morgan Advanced Materials PLC	50,734	218,343
Morgan Sindall Group PLC	6,844	197,746
Naked Wines PLC(a)(c)	10,573	74,582
National Express Group PLC(a)	99,512	337,473
NCC Group PLC	56,220	144,646
Network International Holdings PLC(a)(b)	83,938	296,557
Ninety One PLC	59,229	206,630
Numis Corp. PLC(c)	13,913	60,261
On the Beach Group PLC(a)(b)	27,698	108,351
OSB Group PLC	80,367	597,043
Oxford Biomedica PLC(a)	10,591	120,847
Pagegroup PLC	59,168	466,876
Pantheon Resources PLC	93,883	101,576
Paragon Banking Group PLC	45,387	347,628
Patisserie Holdings PLC(d)	7,527	—
Penno Group PLC	50,231	736,014
Petrofac Ltd.(a)(c)	74,007	119,010
Petropavlovsk PLC(a)	427,206	87,263

Security	Shares	Value

United Kingdom (continued)
Pets at Home Group PLC	90,025	$516,988
Picton Property Income Ltd. (The)	92,547	128,449
Playtech PLC(a)	55,098	432,751
Polar Capital Holdings PLC	13,417	114,137
Premier Foods PLC	109,884	174,384
Primary Health Properties PLC	239,775	465,026
Provident Financial PLC(a)	46,361	195,283
PZ Cussons PLC	39,721	103,631
QinetiQ Group PLC	102,155	370,734
Quilter PLC(b)	299,641	556,409
Rank Group PLC(a)	46,555	98,301
Rathbones Group PLC	11,046	278,908
Reach PLC	53,603	188,157
Redde Northgate PLC	42,618	222,112
Redrow PLC	50,509	425,520
Regional REIT Ltd.(b)	75,929	91,340
Renalytix PLC(a)	8,466	54,652
Renewi PLC(a)	14,411	129,841
Renishaw PLC	6,493	400,941
Restaurant Group PLC (The)(a)	129,635	166,212
Restore PLC	22,794	142,549
Rightmove PLC	152,871	1,347,327
Rotork PLC	156,982	721,509
Royal Mail PLC	144,056	860,829
RWS Holdings PLC	52,373	355,000
S4 Capital PLC(a)	48,600	339,838
Sabre Insurance Group PLC(b)	41,976	128,149
Safestore Holdings PLC	37,938	650,461
Saga PLC(a)	18,503	71,823
Sanne Group PLC	29,208	359,429
Savills PLC	25,578	466,101
Secure Income REIT PLC	49,828	283,667
Senior PLC(a)	75,994	137,563
Serco Group PLC	212,687	384,730
Serica Energy PLC	30,317	105,376
Shaftesbury PLC	35,064	294,418
SIG PLC(a)	124,137	68,818
Smart Metering Systems PLC	22,933	227,618
Softcat PLC	21,484	474,437
SolGold PLC(a)(c)	141,059	50,669
Spectris PLC	19,948	910,300
Spire Healthcare Group PLC(a)(b)	47,630	153,289
Spirent Communications PLC	110,145	367,834
SSP Group PLC(a)	136,112	505,011
Stagecoach Group PLC(a)	73,938	90,539
SThree PLC	22,762	144,531
Strix Group PLC	36,872	121,493
Synthomer PLC	60,293	297,665
Target Healthcare REIT PLC	111,673	172,709
Tate & Lyle PLC	84,359	806,915
TBC Bank Group PLC	7,591	143,949
Team17 Group PLC(a)	18,009	171,964
Telecom Plus PLC	11,111	224,447
TI Fluid Systems PLC(b)	41,286	132,931
TORM PLC, Class A(a)(c)	3,789	27,099
TP ICAP Group PLC	141,123	267,528
Trainline PLC(a)(b)	87,467	263,501
Travis Perkins PLC	40,506	821,871
Tritax Big Box REIT PLC	305,031	978,430
Trustpilot Group PLC(a)(b)	33,327	82,984

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Europe Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Tullow Oil PLC(a)	219,346	$148,456
Tyman PLC	35,335	178,614
UK Commercial Property REIT Ltd	138,361	153,012
Ultra Electronics Holdings PLC	12,847	504,029
UNITE Group PLC (The)	60,027	839,852
Urban Logistics REIT PLC	84,551	199,566
Vesuvius PLC	38,975	241,541
Victoria PLC(a)	11,783	150,546
Victorian Plumbing Group PLC(a)	20,485	28,211
Victrex PLC	15,445	430,209
Virgin Money UK PLC(a)	233,340	603,984
Vistry Group PLC	40,031	555,018
Vivo Energy PLC(b)	79,841	142,169
Volex PLC	19,798	80,170
Volution Group PLC	35,641	241,492
Warehouse REIT PLC	74,347	166,582
Watkin Jones PLC	37,904	135,599
Weir Group PLC (The)	46,087	1,085,168
WH Smith PLC(a)	23,570	528,804
Wickes Group PLC	46,728	128,957
Workspace Group PLC	24,695	282,180
Yellow Cake PLC(a)(b)	26,293	113,942
Yougov PLC	19,042	297,071
Young & Co’s Brewery PLC, Series A	4,030	81,570

		91,266,548

Total Common Stocks — 99.2% (Cost: $325,530,515)		292,389,887

Preferred Stocks

Germany — 0.4%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	1,457	84,643
Einhell Germany AG, Preference Shares, NVS	306	70,818
Jungheinrich AG, Preference Shares, NVS	8,652	369,971
Schaeffler AG, Preference Shares, NVS	22,419	166,651
Sixt SE, Preference Shares, NVS	2,908	262,739
STO SE & Co. KGaA, Preference Shares, NVS	455	114,191

		1,069,013

Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	6,614	118,475

Total Preferred Stocks — 0.4% (Cost: $1,281,380)		1,187,488

Security	Shares	Value

Rights

Spain — 0.0%
Sacyr SA (Expires 02/02/22)(a)(d)	78,186	$4,568

Total Rights — 0.0% (Cost: $4,783)		4,568

Warrants

Italy — 0.0%
Webuild SpA (Expires 08/02/30)(a)(c)	5,951	—

Total Warrants — 0.0% (Cost: $0)		—

Short-Term Investments

Money Market Funds — 3.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	10,158,350	10,161,398
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	110,000	110,000

		10,271,398

Total Short-Term Investments — 3.5% (Cost: $10,270,251)		10,271,398

Total Investments in Securities — 103.1% (Cost: $337,086,929)		303,853,341

Other Assets, Less Liabilities — (3.1)%		(9,181,561)

Net Assets — 100.0%		$294,671,780

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Europe Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$12,448,300	$—	$(2,284,550	)(a)	$(1,662)	$(690)	$10,161,398	10,158,350	$269,290	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	410,000	—	(300,000	)(a)	—	—	110,000	110,000	4		—

					$(1,662)	$(690)	$10,271,398		$269,294		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	15	03/18/22	$705	$(2,339)
FTSE 100 Index	3	03/18/22	301	2,138

				$(201)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,138

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,339

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(18,437)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(603)

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Europe Small-Cap ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,391,775

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$31,588,090	$260,724,783	$77,014	$292,389,887
Preferred Stocks	70,818	1,116,670	—	1,187,488
Rights	—	—	4,568	4,568
Warrants	—	—	—	—
Money Market Funds	10,271,398	—	—	10,271,398

	$41,930,306	$261,841,453	$81,582	$303,853,341

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$2,138	$—	$2,138
Liabilities
Futures Contracts	—	(2,339)	—	(2,339)

	$—	$(201)	$—	$(201)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.3%
Ampol Ltd.	19,723	$417,792
APA Group	95,230	645,835
Aristocrat Leisure Ltd.	43,520	1,261,548
ASX Ltd.	13,137	779,136
Aurizon Holdings Ltd.	108,362	271,106
AusNet Services Ltd.	115,756	213,002
Australia & New Zealand Banking Group Ltd.	197,875	3,739,607
BHP Group Ltd.(a)	208,550	6,688,314
BHP Group Ltd.	147,770	4,664,329
BlueScope Steel Ltd.	38,602	505,950
Brambles Ltd.	93,610	643,105
Cochlear Ltd.	4,116	564,439
Coles Group Ltd.	89,485	1,028,066
Commonwealth Bank of Australia	127,258	8,486,802
Computershare Ltd.	39,412	546,313
Crown Resorts Ltd.(b)	29,556	254,657
CSL Ltd.	34,473	6,385,868
Dexus	77,174	561,820
Domino’s Pizza Enterprises Ltd.	4,119	303,831
Endeavour Group Ltd./Australia	91,137	407,074
Evolution Mining Ltd.	110,032	276,448
Fortescue Metals Group Ltd.	127,256	1,786,942
Glencore PLC	729,881	3,802,398
Goodman Group	119,870	1,979,261
GPT Group (The)	139,585	494,641
IDP Education Ltd.	14,789	309,125
Insurance Australia Group Ltd.	158,469	478,002
James Hardie Industries PLC	32,034	1,078,111
Lendlease Corp. Ltd.	42,692	302,112
Macquarie Group Ltd.	24,647	3,221,646
Magellan Financial Group Ltd.	8,210	109,242
Medibank Pvt Ltd.	202,786	444,359
Mirvac Group	317,733	588,811
National Australia Bank Ltd.	237,288	4,578,577
Newcrest Mining Ltd.	56,649	878,703
Northern Star Resources Ltd.	79,638	474,636
Orica Ltd.	28,735	284,693
Origin Energy Ltd.	129,721	519,079
Qantas Airways Ltd.(b)	54,182	185,446
QBE Insurance Group Ltd.	97,714	775,814
Ramsay Health Care Ltd.	13,136	586,076
REA Group Ltd.	3,288	340,626
Reece Ltd.	21,341	329,471
Rio Tinto Ltd.	26,270	2,088,614
Rio Tinto PLC	80,462	5,671,390
Santos Ltd.	231,529	1,179,347
Scentre Group	422,012	876,158
SEEK Ltd.	22,988	476,385
Sonic Healthcare Ltd.	31,198	840,172
South32 Ltd.	355,509	978,111
Stockland	184,719	532,439
Suncorp Group Ltd.	90,309	709,277
Sydney Airport(b)	93,600	575,277
Tabcorp Holdings Ltd.	148,606	522,139
Telstra Corp. Ltd.	312,802	869,565
Transurban Group	229,874	2,030,759
Treasury Wine Estates Ltd.	50,919	382,719
Vicinity Centres	242,205	280,790

Security	Shares	Value

Australia (continued)
Washington H Soul Pattinson & Co. Ltd.	15,600	$302,857
Wesfarmers Ltd.	82,101	3,063,394
Westpac Banking Corp.	262,721	3,789,207
WiseTech Global Ltd.	10,678	347,776
Woodside Petroleum Ltd.	69,785	1,246,988
Woolworths Group Ltd.	83,755	2,043,158

		90,999,335

Austria — 0.1%
Erste Group Bank AG	26,278	1,228,249
OMV AG	11,493	703,422
Raiffeisen Bank International AG	9,852	276,913
Verbund AG	4,926	521,713
voestalpine AG	9,030	300,203

		3,030,500

Belgium — 0.2%
Ageas SA/NV	9,857	474,462
Anheuser-Busch InBev SA/NV	53,378	3,365,008
Elia Group SA/NV	2,464	332,504
Etablissements Franz Colruyt NV	4,926	200,093
Groupe Bruxelles Lambert SA	8,226	882,674
KBC Group NV	18,077	1,572,145
Proximus SADP	10,691	218,316
Sofina SA	832	331,259
Solvay SA	5,747	692,451
UCB SA	9,046	900,124
Umicore SA	14,780	559,506

		9,528,542

Canada — 3.7%
Agnico Eagle Mines Ltd.	17,240	823,381
Air Canada(b)	9,853	177,194
Algonquin Power & Utilities Corp.	53,366	761,982
Alimentation Couche-Tard Inc.	59,113	2,384,238
AltaGas Ltd.	16,414	337,151
Ballard Power Systems Inc.(a)(b)	16,424	171,327
Bank of Montreal	45,977	5,204,084
Bank of Nova Scotia (The)	88,674	6,387,123
Barrick Gold Corp.	131,355	2,514,154
Bausch Health Cos Inc.(b)	24,630	605,505
BCE Inc.	4,941	258,099
BlackBerry Ltd.(a)(b)	35,303	290,500
Brookfield Asset Management Inc., Class A	101,798	5,605,837
Brookfield Renewable Corp., Class A	9,030	308,944
CAE Inc.(b)	20,525	518,312
Cameco Corp.	29,571	574,833
Canadian Apartment Properties REIT	5,748	252,819
Canadian Imperial Bank of Commerce	32,840	4,123,763
Canadian National Railway Co.	50,863	6,199,272
Canadian Natural Resources Ltd.	82,101	4,176,258
Canadian Pacific Railway Ltd.	66,502	4,757,654
Canadian Tire Corp. Ltd., Class A, NVS	3,303	476,891
Canadian Utilities Ltd., Class A, NVS	9,852	286,225
Canopy Growth Corp.(a)(b)	14,779	118,823
CCL Industries Inc., Class B, NVS	10,677	558,229
Cenovus Energy Inc.	84,575	1,230,218
CGI Inc.(b)	16,425	1,402,356
Constellation Software Inc.	1,638	2,821,190
Dollarama Inc.	22,169	1,143,897
Emera Inc.	18,062	855,819
Empire Co. Ltd., Class A, NVS	10,673	329,304

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Enbridge Inc.	146,133	$6,178,018
Fairfax Financial Holdings Ltd.	1,642	792,872
First Quantum Minerals Ltd.	37,759	930,051
FirstService Corp.	3,273	521,893
Fortis Inc.	33,665	1,599,097
Franco-Nevada Corp.	13,957	1,845,379
George Weston Ltd.	5,750	627,042
GFL Environmental Inc.	13,142	431,743
Gildan Activewear Inc.	14,778	588,260
Great-West Lifeco Inc.	21,346	666,837
Hydro One Ltd.(c)	23,809	615,103
iA Financial Corp. Inc.	8,225	535,177
IGM Financial Inc.	15,000	527,003
Imperial Oil Ltd.	15,597	638,162
Intact Financial Corp.	13,133	1,779,410
Ivanhoe Mines Ltd., Class A(b)	43,527	372,898
Keyera Corp.	14,787	347,936
Kinross Gold Corp.	84,563	457,025
Kirkland Lake Gold Ltd.	20,514	772,694
Lightspeed Commerce Inc.(b)	7,378	239,481
Loblaw Companies Ltd.	12,322	950,650
Lundin Mining Corp.	47,632	396,824
Magna International Inc.	20,539	1,654,721
Manulife Financial Corp.	135,474	2,821,065
Metro Inc.	18,902	1,011,011
National Bank of Canada	24,633	1,970,795
Northland Power Inc.	13,957	404,167
Nutrien Ltd.	41,867	2,924,086
Nuvei Corp.(b)(c)	3,301	201,179
Onex Corp.	5,762	413,899
Open Text Corp.	18,885	903,877
Pan American Silver Corp.	13,975	302,444
Parkland Corp.	10,683	284,062
Pembina Pipeline Corp.	36,944	1,173,001
Power Corp. of Canada	42,685	1,372,072
Quebecor Inc., Class B	9,852	232,979
Restaurant Brands International Inc.	20,526	1,148,093
RioCan REIT	10,673	185,811
Ritchie Bros Auctioneers Inc.	8,213	500,604
Rogers Communications Inc., Class B, NVS	27,092	1,374,048
Royal Bank of Canada	101,000	11,515,502
Saputo Inc.	21,346	478,423
Shaw Communications Inc., Class B, NVS	33,660	1,003,326
Shopify Inc., Class A(b)	8,210	7,924,525
Sun Life Financial Inc.	41,051	2,324,872
Suncor Energy Inc.	105,916	3,026,290
TC Energy Corp.	70,611	3,646,231
Teck Resources Ltd., Class B	29,557	912,880
TELUS Corp.	32,018	753,380
TFI International Inc.	5,760	554,408
Thomson Reuters Corp.	13,128	1,409,312
TMX Group Ltd.	4,105	417,588
Toromont Industries Ltd.	5,760	486,166
Toronto-Dominion Bank (The)	128,911	10,324,847
Tourmaline Oil Corp.	22,173	790,529
Waste Connections Inc.	18,883	2,354,710
West Fraser Timber Co. Ltd.	6,557	606,928
Wheaton Precious Metals Corp.	31,202	1,257,997
WSP Global Inc.	8,225	1,096,753

		147,231,518

Security	Shares	Value

Denmark — 0.7%
Ambu A/S, Class B	11,486	$243,376
AP Moller - Maersk A/S, Class A	226	757,157
AP Moller - Maersk A/S, Class B, NVS	417	1,497,924
Carlsberg A/S, Class B	6,576	1,064,856
Chr Hansen Holding A/S	7,390	592,644
Coloplast A/S, Class B	8,206	1,193,335
Danske Bank A/S	50,906	988,148
Demant A/S(b)	8,226	363,946
DSV A/S	14,778	3,002,604
Genmab A/S(b)	4,928	1,678,129
GN Store Nord A/S	9,026	546,199
Novo Nordisk A/S, Class B	119,870	11,923,259
Novozymes A/S, Class B	13,957	958,112
Orsted A/S(c)	13,142	1,400,214
Pandora A/S	7,405	805,218
Rockwool International A/S, Class B	822	314,834
Tryg A/S	28,740	681,018
Vestas Wind Systems A/S	70,624	1,911,113

		29,922,086

Finland — 0.4%
Elisa OYJ	11,497	675,354
Fortum OYJ	33,661	916,243
Kesko OYJ, Class B	19,716	622,694
Kone OYJ, Class B	23,800	1,541,387
Neste OYJ	30,373	1,369,808
Nokia OYJ(b)	377,652	2,252,174
Nordea Bank Abp	228,244	2,711,010
Orion OYJ, Class B	7,388	300,416
Sampo OYJ, Class A	36,953	1,834,082
Stora Enso OYJ, Class R	38,602	785,823
UPM-Kymmene OYJ	40,226	1,466,096
Wartsila OYJ Abp	31,191	385,097

		14,860,184

France — 3.4%
Accor SA(b)	13,958	512,975
Aeroports de Paris(b)	2,462	334,095
Air Liquide SA	33,651	5,756,314
Airbus SE(b)	42,704	5,453,011
Alstom SA	19,705	638,831
Amundi SA(c)	4,916	382,152
ArcelorMittal SA	50,072	1,487,340
Arkema SA	4,919	727,363
AXA SA	136,291	4,316,472
BioMerieux	3,287	385,443
BNP Paribas SA	79,653	5,686,379
Bollore SA	60,769	327,557
Bouygues SA	15,602	550,237
Bureau Veritas SA	18,883	540,287
Capgemini SE	11,510	2,587,636
Carrefour SA	41,050	781,247
Cie. de Saint-Gobain	34,472	2,332,633
Cie. Generale des Etablissements Michelin SCA	12,328	2,062,768
CNP Assurances	13,136	323,345
Covivio	4,107	342,968
Credit Agricole SA	82,934	1,247,696
Danone SA	45,157	2,815,587
Dassault Aviation SA	1,646	195,615
Dassault Systemes SE	49,258	2,382,037
Edenred	17,243	740,627

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Eiffage SA	5,748	$603,961
Electricite de France SA	30,377	292,172
Engie SA	128,897	1,982,668
EssilorLuxottica SA	20,525	3,883,031
Eurazeo SE	3,290	261,418
Eurofins Scientific SE	9,048	908,445
Faurecia SE	8,220	364,377
Gecina SA	2,463	334,210
Getlink SE	33,661	530,998
Hermes International	2,460	3,693,491
Ipsen SA	2,463	239,652
Kering SA	4,939	3,688,271
Klepierre SA	15,598	414,879
La Francaise des Jeux SAEM(c)	6,566	271,856
Legrand SA	18,073	1,839,344
L’Oreal SA	18,062	7,715,122
LVMH Moet Hennessy Louis Vuitton SE	19,715	16,193,452
Orange SA	146,958	1,726,382
Orpea SA	168	7,376
Pernod Ricard SA	15,604	3,337,685
Publicis Groupe SA	15,609	1,057,679
Remy Cointreau SA	1,642	342,412
Renault SA(b)	13,957	554,685
Safran SA	23,003	2,784,955
Sanofi	82,914	8,669,654
Sartorius Stedim Biotech	1,648	722,666
Schneider Electric SE	39,406	6,675,192
SEB SA	1,653	250,876
Societe Generale SA	57,472	2,133,380
Sodexo SA	6,583	612,243
Teleperformance	4,115	1,549,664
Thales SA	7,404	683,000
TotalEnergies SE	181,443	10,318,196
Ubisoft Entertainment SA(b)	6,570	377,016
Unibail-Rodamco-Westfield(a)(b)	8,210	625,579
Valeo	18,062	505,530
Veolia Environnement SA	49,251	1,779,181
Vinci SA	37,768	4,139,619
Vivendi SE	51,725	677,875
Wendel SE	2,463	267,522
Worldline SA/France(b)(c)	15,607	756,474

		136,682,803

Germany — 2.5%
adidas AG	13,150	3,608,586
Allianz SE, Registered	29,558	7,589,091
Aroundtown SA	67,318	415,792
BASF SE	64,860	4,967,555
Bayer AG, Registered	69,775	4,239,100
Bayerische Motoren Werke AG	23,809	2,520,014
Bechtle AG	5,758	345,724
Beiersdorf AG	7,389	734,936
Brenntag SE	11,493	984,677
Carl Zeiss Meditec AG, Bearer	2,463	396,100
Commerzbank AG(b)	80,458	694,779
Continental AG(b)	7,408	718,206
Covestro AG(c)	13,131	787,768
Daimler AG, Registered	60,745	4,847,070
Daimler Truck Holding AG(b)	30,376	1,070,872
Delivery Hero SE(b)(c)	11,497	887,453
Deutsche Bank AG, Registered(b)	177,122	2,466,162

Security	Shares	Value

Germany (continued)
Deutsche Boerse AG	13,950	$2,479,646
Deutsche Lufthansa AG, Registered(b)	35,316	274,611
Deutsche Post AG, Registered	68,979	4,151,197
Deutsche Telekom AG, Registered	232,348	4,386,492
E.ON SE	163,379	2,253,400
Evonik Industries AG	16,420	535,681
Fresenius Medical Care AG & Co. KGaA	13,974	950,139
Fresenius SE & Co. KGaA	30,376	1,253,932
GEA Group AG	9,023	426,293
Hannover Rueck SE	4,925	993,580
HeidelbergCement AG	10,674	742,788
HelloFresh SE(b)	13,130	874,205
Henkel AG & Co. KGaA	8,209	648,601
Infineon Technologies AG	95,252	3,955,601
KION Group AG	5,750	531,606
Knorr-Bremse AG	5,751	583,092
LANXESS AG	6,568	399,894
LEG Immobilien SE	4,940	655,334
Merck KGaA	9,037	1,981,799
MTU Aero Engines AG	4,097	871,797

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	9,859	3,121,211
Nemetschek SE	4,107	379,619
Puma SE	7,400	791,449
Rational AG	368	308,500
RWE AG	48,428	2,042,803
SAP SE	73,892	9,270,579
Scout24 SE(c)	7,396	441,870
Siemens AG, Registered	54,184	8,602,853
Siemens Healthineers AG(c)	19,710	1,266,609
Symrise AG	9,031	1,079,199
Telefonica Deutschland Holding AG	58,290	167,337
Uniper SE	6,571	297,336
United Internet AG, Registered	4,116	161,416
Volkswagen AG	2,464	713,520
Vonovia SE	54,176	3,085,636
Zalando SE(b)(c)	16,420	1,303,221

		99,256,731

Hong Kong — 0.9%
AIA Group Ltd.	880,400	9,191,209
BOC Hong Kong Holdings Ltd.	405,500	1,565,772
Budweiser Brewing Co. APAC Ltd.(c)	163,300	431,363
Chow Tai Fook Jewellery Group Ltd.	164,400	288,846
CK Asset Holdings Ltd.	144,336	963,502
CK Hutchison Holdings Ltd.	220,836	1,569,553
CK Infrastructure Holdings Ltd.	78,500	483,746
CLP Holdings Ltd.	138,000	1,381,035
ESR Cayman Ltd.(b)(c)	165,600	561,500
Futu Holdings Ltd., ADR(a)(b)	12,251	529,856
Galaxy Entertainment Group Ltd.(b)	190,000	1,100,340
Hang Lung Properties Ltd.	145,000	309,822
Hang Seng Bank Ltd.	81,300	1,609,561
Henderson Land Development Co. Ltd.	104,523	457,099
HK Electric Investments & HK Electric Investments Ltd., Class SS	405,000	403,076
HKT Trust & HKT Ltd., Class SS	416,740	568,681
Hong Kong & China Gas Co. Ltd.	823,618	1,269,408
Hong Kong Exchanges & Clearing Ltd.	4,100	234,010
Hongkong Land Holdings Ltd.	82,200	445,188
Jardine Matheson Holdings Ltd.	18,900	1,116,290

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Link REIT	164,700	$1,414,033
Melco Resorts & Entertainment Ltd., ADR(b)	16,426	173,459
MTR Corp. Ltd.	147,000	795,685
New World Development Co. Ltd.	109,583	447,352
Power Assets Holdings Ltd.	131,500	808,016
Sands China Ltd.(b)	325,200	906,805
Sino Land Co. Ltd.	240,000	310,966
SITC International Holdings Co. Ltd.	148,000	564,114
Sun Hung Kai Properties Ltd.	94,000	1,146,848
Swire Pacific Ltd., Class A	36,000	218,091
Swire Properties Ltd.	162,400	432,913
Techtronic Industries Co. Ltd.	110,393	1,821,494
WH Group Ltd.(c)	820,000	548,588
Wharf Real Estate Investment Co. Ltd.	120,000	570,724
Xinyi Glass Holdings Ltd.	201,000	532,844

		35,171,789

Ireland — 0.7%
CRH PLC	53,367	2,678,510
Flutter Entertainment PLC, Class DI(b)	11,510	1,751,175
Horizon Therapeutics PLC(b)	16,414	1,531,919
Kerry Group PLC, Class A	11,509	1,450,106
Kingspan Group PLC	11,493	1,106,282
Linde PLC	36,946	11,773,951
Seagate Technology Holdings PLC	15,600	1,671,540
Smurfit Kappa Group PLC	18,897	995,978
STERIS PLC	7,390	1,658,316
Trane Technologies PLC	17,238	2,983,898

		27,601,675

Israel — 0.2%
Azrieli Group Ltd.	3,284	296,924
Bank Hapoalim BM	81,808	848,982
Bank Leumi Le-Israel BM	104,631	1,122,166
Check Point Software Technologies Ltd.(b)	7,394	894,748
CyberArk Software Ltd.(a)(b)	2,460	337,389
Elbit Systems Ltd.	1,648	274,529
Fiverr International Ltd.(a)(b)	2,454	209,351
ICL Group Ltd.	52,545	475,192
Inmode Ltd.(b)	3,298	159,062
Isracard Ltd.	—	2
Israel Discount Bank Ltd., Class A	88,668	594,594
Kornit Digital Ltd.(a)(b)	3,286	345,227
Mizrahi Tefahot Bank Ltd.	9,046	349,695
Nice Ltd.(b)	4,925	1,260,690
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	78,816	664,419
Wix.com Ltd.(b)	4,115	540,587

		8,373,557

Italy — 0.6%
Amplifon SpA	9,034	384,000
Assicurazioni Generali SpA	77,177	1,624,170
Atlantia SpA(b)	36,124	670,291
DiaSorin SpA	1,646	253,750
Enel SpA	593,583	4,568,570
Eni SpA	187,194	2,811,877
Ferrari NV	8,229	1,896,559
FinecoBank Banca Fineco SpA	2,305	38,752
Infrastrutture Wireless Italiane SpA(c)	18,052	194,644
Intesa Sanpaolo SpA	1,207,684	3,589,042
Mediobanca Banca di Credito Finanziario SpA	46,799	536,158
Moncler SpA	13,136	843,063

Security	Shares	Value

Italy (continued)
Nexi SpA(b)(c)	32,028	$468,488
Poste Italiane SpA(c)	38,587	517,938
Prysmian SpA	16,417	553,606
Recordati Industria Chimica e Farmaceutica SpA	8,209	459,872
Snam SpA	134,641	754,485
Telecom Italia SpA	642,017	302,569
Tenaris SA	34,482	420,919
Terna - Rete Elettrica Nazionale	96,875	761,187
UniCredit SpA	147,774	2,348,633

		23,998,573

Malta — 0.0%
BGP Holdings PLC(d)	38,252	—

Netherlands — 1.7%
ABN AMRO Bank NV, CVA(c)	33,655	540,131
Adyen NV(b)(c)	1,639	3,335,197
Aegon NV	137,936	778,165
Akzo Nobel NV	13,143	1,360,401
Argenx SE(b)	3,285	879,039
ASM International NV	3,291	1,130,723
ASML Holding NV	29,559	20,020,148
CNH Industrial NV	71,427	1,088,697
Davide Campari-Milano NV	43,512	546,306
Euronext NV(c)	6,557	632,175
EXOR NV	7,404	620,832
Heineken Holding NV	8,221	720,751
Heineken NV	18,075	1,938,483
IMCD NV	4,105	706,142
ING Groep NV	271,754	4,018,998
InPost SA(b)	14,773	119,931
JDE Peet’s NV	5,744	171,999
Just Eat Takeaway.com NV(b)(c)	13,134	648,568
Koninklijke Ahold Delhaize NV	74,706	2,422,312
Koninklijke DSM NV	12,318	2,309,137
Koninklijke KPN NV	246,302	812,429
Koninklijke Philips NV	64,039	2,130,148
NN Group NV	18,876	1,056,341
NXP Semiconductors NV	18,887	3,880,145
Prosus NV	67,323	5,600,995
QIAGEN NV(b)	16,432	812,271
Randstad NV	9,030	587,435
Stellantis NV	148,597	2,869,240
STMicroelectronics NV	47,607	2,238,516
Universal Music Group NV	51,725	1,277,045
Wolters Kluwer NV	19,713	2,006,361

		67,259,061

New Zealand — 0.1%
Auckland International Airport Ltd.(b)	72,263	343,025
Fisher & Paykel Healthcare Corp. Ltd.	41,871	770,365
Mercury NZ Ltd.	50,089	184,153
Meridian Energy Ltd.	97,706	281,644
Ryman Healthcare Ltd.	27,092	177,150
Spark New Zealand Ltd.	128,897	368,405
Xero Ltd.(b)	9,041	732,370

		2,857,112

Norway — 0.2%
Adevinta ASA(b)	17,257	181,049
Aker BP ASA	9,033	312,986
DNB Bank ASA	64,040	1,524,164

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Equinor ASA	64,866	$1,788,214
Gjensidige Forsikring ASA	14,793	361,341
Mowi ASA	31,654	776,913
Norsk Hydro ASA	96,850	744,322
Orkla ASA	59,115	564,927
Schibsted ASA, Class A	4,101	121,490
Schibsted ASA, Class B	8,210	214,158
Telenor ASA	54,186	895,507
Yara International ASA	12,330	633,119

		8,118,190

Portugal — 0.0%
EDP - Energias de Portugal SA	190,476	975,068
Galp Energia SGPS SA	37,768	416,441
Jeronimo Martins SGPS SA	20,525	493,237

		1,884,746

Singapore — 0.4%
Ascendas REIT	245,777	504,050
CapitaLand Integrated Commercial Trust	329,631	475,228
Capitaland Investment Ltd/Singapore(b)	164,200	421,316
City Developments Ltd.	1,800	9,455
DBS Group Holdings Ltd.	129,900	3,412,066
Genting Singapore Ltd.	411,300	224,752
Keppel Corp. Ltd.	83,400	351,632
Mapletree Commercial Trust	164,600	220,320
Mapletree Logistics Trust	245,343	308,769
Oversea-Chinese Banking Corp. Ltd.(a)	246,325	2,292,858
Sea Ltd., ADR(b)	9,855	1,481,305
Singapore Airlines Ltd.(a)(b)	83,000	309,599
Singapore Exchange Ltd.	2,000	13,843
Singapore Technologies Engineering Ltd.	83,700	232,640
Singapore Telecommunications Ltd.	575,500	1,043,511
United Overseas Bank Ltd.	82,300	1,839,294
UOL Group Ltd.	81,000	439,261
Venture Corp. Ltd.	1,000	13,102
Wilmar International Ltd.	164,300	522,668

		14,115,669

Spain — 0.7%
ACS Actividades de Construccion y Servicios SA	14,783	373,220
Aena SME SA(b)(c)	4,928	796,279
Amadeus IT Group SA(b)	32,019	2,201,633
Banco Bilbao Vizcaya Argentaria SA	485,226	3,097,989
Banco Santander SA	1,232,321	4,321,259
CaixaBank SA	323,475	1,040,742
Cellnex Telecom SA(c)	36,957	1,675,837
EDP Renovaveis SA	20,543	431,844
Enagas SA	959	20,736
Endesa SA	22,182	496,623
Ferrovial SA	37,757	1,049,213
Grifols SA	22,183	391,182
Iberdrola SA	404,756	4,640,552
Iberdrola SA	320	3,657
Industria de Diseno Textil SA	73,891	2,241,069
Naturgy Energy Group SA	13,958	441,942
Red Electrica Corp. SA	1,551	31,265
Repsol SA	104,266	1,324,971
Siemens Gamesa Renewable Energy SA(a)(b)	17,256	373,383
Telefonica SA	361,246	1,683,973

		26,637,369

Security	Shares	Value

Sweden — 1.0%
Alfa Laval AB	24,630	$832,031
Assa Abloy AB, Class B	67,336	1,843,800
Atlas Copco AB, Class A	49,267	2,915,918
Atlas Copco AB, Class B	28,735	1,469,588
Boliden AB	18,883	764,620
Electrolux AB, Class B	13,953	290,323
Embracer Group AB(a)(b)	36,952	370,752
Epiroc AB, Class A	49,275	1,051,485
Epiroc AB, Class B	28,735	520,070
EQT AB	22,173	868,883
Essity AB, Class B	43,515	1,226,704
Evolution AB(c)	12,317	1,532,446
Fastighets AB Balder, Class B(b)	7,389	489,513
Getinge AB, Class B	16,421	641,988
H & M Hennes & Mauritz AB, Class B	51,728	1,029,948
Hexagon AB, Class B	137,112	1,849,376
Husqvarna AB, Class B	23,005	319,861
Industrivarden AB, Class A	9,043	285,867
Industrivarden AB, Class C	10,674	331,541
Investment AB Latour, Class B	10,684	332,422
Investor AB	36,116	821,613
Investor AB, Class B	131,352	2,851,905
Kinnevik AB, Class B(b)	18,062	539,848
L E Lundbergforetagen AB, Class B	5,762	294,418
Lifco AB, Class B	16,436	385,264
Lundin Energy AB	15,617	635,110
Nibe Industrier AB, Class B	103,449	983,237
Sagax AB, Class B	11,498	335,629
Sandvik AB	79,637	2,097,202
Securitas AB, Class B	24,621	297,378
Sinch AB(b)(c)	32,020	329,195
Skandinaviska Enskilda Banken AB, Class A	114,119	1,475,198
Skanska AB, Class B	27,093	663,314
SKF AB, Class B	29,556	647,930
Svenska Cellulosa AB SCA, Class B	41,063	715,056
Svenska Handelsbanken AB, Class A	96,055	1,023,712
Swedbank AB, Class A	66,500	1,301,951
Swedish Match AB	123,982	959,284
Tele2 AB, Class B	32,020	465,893
Telefonaktiebolaget LM Ericsson, Class B	213,459	2,665,269
Telia Co. AB	191,292	753,957
Volvo AB, Class A	14,774	337,940
Volvo AB, Class B	97,705	2,204,852

		41,752,291

Switzerland — 3.1%
ABB Ltd., Registered	118,227	4,099,140
Adecco Group AG, Registered	12,316	586,651
Alcon Inc.	33,661	2,595,553
Bachem Holding AG, Class B, Registered	811	483,771
Baloise Holding AG, Registered	3,298	577,732
Barry Callebaut AG, Registered	257	589,976
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	76	882,007
Cie. Financiere Richemont SA, Class A, Registered	36,952	5,370,374
Clariant AG, Registered	13,141	278,525
Coca-Cola HBC AG, Class DI	13,958	462,298
Credit Suisse Group AG, Registered	228,351	2,170,570
EMS-Chemie Holding AG, Registered	817	826,380
Geberit AG, Registered	2,474	1,680,910
Givaudan SA, Registered	821	3,401,341

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Holcim Ltd.	38,588	$2,091,519
Julius Baer Group Ltd.	16,420	1,073,042
Kuehne + Nagel International AG, Registered	4,107	1,159,763
Logitech International SA, Registered	13,131	1,103,392
Lonza Group AG, Registered	5,739	3,956,707
Nestle SA, Registered	202,779	26,186,532
Novartis AG, Registered	157,637	13,696,999
Partners Group Holding AG	1,642	2,289,273
Roche Holding AG, Bearer	1,653	680,699
Roche Holding AG, NVS	50,078	19,380,143
Schindler Holding AG, Participation Certificates, NVS	3,281	823,478
Schindler Holding AG, Registered	1,642	411,933
SGS SA, Registered	432	1,231,879
Siemens Energy AG(b)	27,907	627,708
Sika AG, Registered	10,662	3,730,357
Sonova Holding AG, Registered	4,110	1,464,146
Straumann Holding AG, Registered	825	1,367,094
Swatch Group AG (The), Bearer	2,455	716,178
Swatch Group AG (The), Registered	3,286	184,460
Swiss Life Holding AG, Registered	2,467	1,587,785
Swiss Prime Site AG, Registered	6,561	648,728
Swiss Re AG	20,543	2,238,321
Swisscom AG, Registered	1,656	946,528
Temenos AG, Registered	4,926	590,454
UBS Group AG, Registered	252,872	4,690,661
VAT Group AG(c)	1,656	675,329
Vifor Pharma AG	3,299	584,408
Zurich Insurance Group AG	10,687	5,111,680

		123,254,424

United Kingdom — 4.5%
3i Group PLC	72,252	1,345,607
Abrdn PLC	150,249	491,372
Admiral Group PLC	14,794	629,052
Amcor PLC	110,014	1,321,268
Anglo American PLC	93,609	4,126,798
Antofagasta PLC	25,466	463,261
Aptiv PLC(b)	19,705	2,691,309
Ashtead Group PLC	32,829	2,348,192
Associated British Foods PLC	26,272	693,473
AstraZeneca PLC	110,018	12,798,167
Auto Trader Group PLC(c)	55,836	505,965
AVEVA Group PLC	8,223	326,304
Aviva PLC	290,636	1,715,915
BAE Systems PLC	239,732	1,876,084
Barclays PLC	1,214,258	3,257,633
Barratt Developments PLC	70,621	587,357
Berkeley Group Holdings PLC	9,035	515,627
BP PLC	1,459,865	7,567,826
British American Tobacco PLC	156,403	6,677,622
British Land Co. PLC (The)	70,621	528,071
BT Group PLC	597,688	1,583,079
Bunzl PLC	25,451	953,317
Burberry Group PLC	30,376	770,607
Clarivate PLC(b)	24,620	405,245
Coca-Cola Europacific Partners PLC	13,954	797,471
Compass Group PLC	130,528	2,966,591
Croda International PLC	10,670	1,152,338
DCC PLC	7,390	621,377
Diageo PLC	165,026	8,327,436
Entain PLC(b)	39,411	853,222

Security	Shares	Value

United Kingdom (continued)
Evraz PLC	29,556	$200,792
Experian PLC	64,027	2,674,272
Ferguson PLC	15,617	2,456,404
GlaxoSmithKline PLC	356,331	7,951,877
Halma PLC	27,919	946,277
Hargreaves Lansdown PLC	43,519	790,119
Hikma Pharmaceuticals PLC	14,784	415,329
HSBC Holdings PLC	1,465,488	10,430,374
Imperial Brands PLC	69,785	1,654,592
Informa PLC(b)	116,574	881,809
InterContinental Hotels Group PLC(b)	12,330	814,685
Intertek Group PLC	12,315	893,705
J Sainsbury PLC	114,939	451,658
JD Sports Fashion PLC	199,511	511,579
Johnson Matthey PLC	14,780	390,320
Kingfisher PLC	157,633	706,882
Land Securities Group PLC	55,830	599,639
Legal & General Group PLC	420,352	1,643,559
Lloyds Banking Group PLC	5,207,620	3,613,936
London Stock Exchange Group PLC	26,912	2,635,046
M&G PLC	194,586	569,498
Melrose Industries PLC	315,276	642,222
Mondi PLC	36,119	903,668
National Grid PLC	252,870	3,700,226
Natwest Group PLC	421,995	1,387,005
Next PLC	9,046	921,658
Ocado Group PLC(b)	32,840	669,134
Pearson PLC	52,544	438,713
Persimmon PLC	22,182	722,678
Phoenix Group Holdings PLC	40,235	360,200
Prudential PLC	188,004	3,168,943
Reckitt Benckiser Group PLC	50,914	4,125,159
RELX PLC	137,945	4,243,241
Rentokil Initial PLC	137,920	965,817
Rolls-Royce Holdings PLC(b)	600,150	940,723
Royalty Pharma PLC, Class A	24,632	985,526
Sage Group PLC (The)	78,818	770,208
Schroders PLC	9,030	414,033
Segro PLC	84,566	1,490,878
Sensata Technologies Holding PLC(a)(b)	12,315	706,388
Severn Trent PLC	17,240	669,330
Shell PLC	550,913	14,152,246
Smith & Nephew PLC	64,038	1,089,092
Smiths Group PLC	28,750	605,981
Spirax-Sarco Engineering PLC	5,744	1,035,389
SSE PLC	69,777	1,501,323
St. James’s Place PLC	38,583	796,447
Standard Chartered PLC	179,806	1,309,482
Taylor Wimpey PLC	294,738	604,672
Tesco PLC	544,325	2,186,375
Unilever PLC	183,074	9,388,373
United Utilities Group PLC	48,442	698,818
Vodafone Group PLC	1,936,752	3,400,674
Whitbread PLC(b)	14,770	607,750
WPP PLC	77,999	1,223,065

		176,955,375

United States — 72.3%
10X Genomics Inc., Class A(a)(b)	4,944	475,959
3M Co.	41,871	6,951,423
A O Smith Corp.	8,217	627,943

80	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Abbott Laboratories	126,441	$16,116,170
AbbVie Inc.	126,431	17,307,140
ABIOMED Inc.(b)	3,284	971,637
Accenture PLC, Class A	45,158	15,966,966
Activision Blizzard Inc.	55,831	4,411,207
Adobe Inc.(b)	34,473	18,418,924
Advance Auto Parts Inc.	4,918	1,138,566
Advanced Micro Devices Inc.(b)	86,213	9,849,835
AES Corp. (The)	45,152	1,001,471
Affirm Holdings Inc.(a)(b)	6,562	420,427
Aflac Inc.	46,807	2,940,416
Agilent Technologies Inc.	21,335	2,972,392
AGNC Investment Corp.	36,125	537,901
Air Products and Chemicals Inc.	15,615	4,405,304
Airbnb Inc., Class A(b)	17,233	2,653,365
Akamai Technologies Inc.(a)(b)	11,490	1,316,180
Albemarle Corp.	8,214	1,813,158
Alexandria Real Estate Equities Inc.	10,662	2,077,384
Align Technology Inc.(b)	5,741	2,841,565
Alleghany Corp.(b)	827	549,128
Allegion PLC	5,757	706,557
Alliant Energy Corp.	16,413	982,482
Allstate Corp. (The)	21,365	2,578,115
Ally Financial Inc.	27,100	1,293,212
Alnylam Pharmaceuticals Inc.(b)	8,219	1,130,934
Alphabet Inc., Class A(b)	21,520	58,234,626
Alphabet Inc., Class C, NVS(b)	20,526	55,706,948
Altria Group Inc.	132,192	6,725,929
Amazon.com Inc.(b)	32,561	97,405,255
AMC Entertainment Holdings Inc., Class A(a)(b)	36,124	580,151
AMERCO	821	499,948
Ameren Corp.	18,062	1,602,822
American Electric Power Co. Inc.	36,124	3,265,610
American Express Co.	48,437	8,709,941
American Financial Group Inc./OH	4,124	537,275
American International Group Inc.	60,745	3,508,024
American Tower Corp.	32,032	8,056,048
American Water Works Co. Inc.	13,137	2,112,430
Ameriprise Financial Inc.	8,212	2,498,994
AmerisourceBergen Corp.	10,678	1,454,344
AMETEK Inc.	15,612	2,135,253
Amgen Inc.	40,246	9,141,476
Amphenol Corp., Class A	43,520	3,463,757
Analog Devices Inc.	38,584	6,326,618
Annaly Capital Management Inc.	107,543	849,590
ANSYS Inc.(b)	6,565	2,232,166
Anthem Inc.	17,248	7,606,196
Aon PLC, Class A	15,614	4,316,334
Apollo Global Management Inc.	27,083	1,895,810
Apple Inc.	1,179,780	206,201,948
Applied Materials Inc.	64,046	8,849,876
Aramark	18,064	619,415
Arch Capital Group Ltd.(b)	29,556	1,369,034
Archer-Daniels-Midland Co.	41,052	3,078,900
Arista Networks Inc.(b)	16,420	2,041,170
Arrow Electronics Inc.(b)	4,933	611,692
Arthur J Gallagher & Co.	13,966	2,205,790
Asana Inc., Class A(b)	4,927	258,569
Assurant Inc.	4,114	627,426
AT&T Inc.	513,140	13,085,070

Security	Shares	Value

United States (continued)
Atmos Energy Corp.	9,866	$1,057,833
Autodesk Inc.(b)	15,614	3,900,221
Automatic Data Processing Inc.	30,367	6,260,764
AutoZone Inc.(b)	1,647	3,271,518
Avalara Inc.(b)	6,564	719,546
AvalonBay Communities Inc.	9,859	2,407,864
Avantor Inc.(b)	37,769	1,409,917
Avery Dennison Corp.	5,752	1,181,576
Baker Hughes Co.	55,014	1,509,584
Ball Corp.	22,989	2,232,232
Bank of America Corp.	540,216	24,925,566
Bank of New York Mellon Corp. (The)	59,119	3,503,392
Bath & Body Works Inc.	17,247	967,039
Baxter International Inc.	34,496	2,947,338
Becton Dickinson and Co.	20,528	5,216,986
Bentley Systems Inc., Class B(a)	12,321	494,935
Berkshire Hathaway Inc., Class B(b)	94,417	29,554,409
Best Buy Co. Inc.	16,416	1,629,780
Bill.com Holdings Inc.(b)	5,737	1,079,761
Biogen Inc.(b)	10,678	2,413,228
BioMarin Pharmaceutical Inc.(b)	13,135	1,164,155
Bio-Rad Laboratories Inc., Class A(b)	1,642	984,757
Bio-Techne Corp.	2,480	933,497
Black Knight Inc.(b)	10,691	797,549
BlackRock Inc.(e)	10,680	8,788,999
Blackstone Inc., NVS	49,263	6,501,238
Block Inc.	296	33,767
Block Inc.(b)	35,814	4,379,694
Boeing Co. (The)(b)	40,234	8,056,456
Booking Holdings Inc.(b)	2,937	7,213,654
Booz Allen Hamilton Holding Corp.	10,667	818,479
BorgWarner Inc.	18,882	827,976
Boston Properties Inc.	9,862	1,105,333
Boston Scientific Corp.(b)	100,978	4,331,956
Bristol-Myers Squibb Co.	159,284	10,335,939
Broadcom Inc.	29,546	17,310,410
Broadridge Financial Solutions Inc.	8,225	1,309,585
Brown & Brown Inc.	15,604	1,034,233
Brown-Forman Corp., Class B, NVS	22,171	1,494,991
Bunge Ltd.	10,672	1,055,034
Burlington Stores Inc.(b)	4,926	1,167,117
Cable One Inc.	15	23,171
Cadence Design Systems Inc.(b)	19,704	2,997,767
Caesars Entertainment Inc.(b)	14,793	1,126,339
Camden Property Trust	6,568	1,051,471
Campbell Soup Co.	13,151	580,222
Capital One Financial Corp.	32,023	4,698,735
Cardinal Health Inc.	21,346	1,100,813
Carlyle Group Inc. (The)	15,433	787,855
CarMax Inc.(b)	11,502	1,278,677
Carnival Corp.(b)	56,650	1,122,237
Carrier Global Corp.	59,936	2,857,748
Carvana Co., Class A(a)(b)	4,941	800,738
Catalent Inc.(b)	12,316	1,280,002
Caterpillar Inc.	39,404	7,942,270
Cboe Global Markets Inc.	9,259	1,097,469
CBRE Group Inc., Class A(b)	23,811	2,413,007
CDW Corp./DE	9,049	1,710,713
Celanese Corp.	8,207	1,277,912
Centene Corp.(b)	42,695	3,319,963

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
CenterPoint Energy Inc.	44,334	$1,257,312
Ceridian HCM Holding Inc.(b)	9,855	747,206
Cerner Corp.	22,167	2,021,630
CF Industries Holdings Inc.	13,946	960,461
CH Robinson Worldwide Inc.	9,855	1,031,326
Charles River Laboratories International Inc.(b)	3,301	1,088,538
Charles Schwab Corp. (The)	104,272	9,144,654
Charter Communications Inc., Class A(b)	9,381	5,566,123
Cheniere Energy Inc.	18,062	2,021,138
Chevron Corp.	137,117	18,007,576
Chewy Inc., Class A(a)(b)	5,746	273,567
Chipotle Mexican Grill Inc.(b)	2,453	3,644,128
Chubb Ltd.	31,214	6,157,898
Church & Dwight Co. Inc.	18,066	1,854,475
Cigna Corp.	24,636	5,677,613
Cincinnati Financial Corp.	11,494	1,354,338
Cintas Corp.	6,568	2,571,569
Cisco Systems Inc.	301,309	16,773,872
Citigroup Inc.	146,128	9,515,855
Citizens Financial Group Inc.	28,752	1,479,865
Citrix Systems Inc.	8,227	838,660
Clorox Co. (The)	9,035	1,516,615
Cloudflare Inc., Class A(b)	16,439	1,584,720
CME Group Inc.	27,190	6,240,105
CMS Energy Corp.	20,540	1,322,365
Coca-Cola Co. (The)	290,652	17,732,679
Cognex Corp.	13,125	872,288
Cognizant Technology Solutions Corp., Class A	37,768	3,226,143
Coinbase Global Inc., Class A(b)	3,712	705,837
Colgate-Palmolive Co.	55,829	4,603,101
Comcast Corp., Class A	328,406	16,417,016
Conagra Brands Inc.	35,302	1,227,098
ConocoPhillips	96,062	8,513,014
Consolidated Edison Inc.	24,629	2,129,177
Constellation Brands Inc., Class A	12,315	2,927,891
Cooper Companies Inc. (The)	3,299	1,313,992
Copart Inc.(b)	15,599	2,016,171
Corning Inc.	59,116	2,485,237
Corteva Inc.	50,099	2,408,760
CoStar Group Inc.(b)	27,106	1,901,757
Costco Wholesale Corp.	32,011	16,169,716
Coterra Energy Inc.	55,825	1,222,568
Coupa Software Inc.(b)	4,941	663,428
Crowdstrike Holdings Inc., Class A(b)	13,951	2,520,109
Crown Castle International Corp.	30,384	5,545,384
Crown Holdings Inc.	8,217	940,025
CSX Corp.	159,293	5,451,006
Cummins Inc.	10,667	2,356,127
CVS Health Corp.	94,418	10,056,461
Danaher Corp.	45,981	13,140,910
Darden Restaurants Inc.	9,046	1,265,264
Datadog Inc., Class A(b)	13,963	2,040,134
DaVita Inc.(b)	4,124	446,918
Deere & Co.	21,082	7,935,265
Dell Technologies Inc., Class C(b)	20,537	1,166,707
Delta Air Lines Inc.(b)	10,678	423,810
DENTSPLY SIRONA Inc.	14,779	789,494
Devon Energy Corp.	43,528	2,201,211
Dexcom Inc.(b)	7,381	3,177,373
Diamondback Energy Inc.	12,316	1,553,787

Security	Shares	Value

United States (continued)
Digital Realty Trust Inc.	20,533	$3,064,140
Discover Financial Services	21,362	2,472,651
Discovery Inc., Class A(a)(b)	10,673	297,883
Discovery Inc., Class C, NVS(a)(b)	22,157	605,994
DISH Network Corp., Class A(b)	17,244	541,462
DocuSign Inc.(b)	13,950	1,754,491
Dollar General Corp.	17,235	3,593,153
Dollar Tree Inc.(b)	16,427	2,155,551
Dominion Energy Inc.	56,645	4,568,986
Domino’s Pizza Inc.	2,467	1,121,622
DoorDash Inc., Class A(b)	7,404	840,280
Dover Corp.	9,867	1,676,502
Dow Inc.	53,365	3,187,491
DR Horton Inc.	23,818	2,125,042
DraftKings Inc., Class A(a)(b)	22,991	507,871
Dropbox Inc., Class A(b)	21,346	528,314
DTE Energy Co.	14,769	1,778,631
Duke Energy Corp.	54,191	5,693,306
Duke Realty Corp.	27,920	1,613,218
DuPont de Nemours Inc.	36,133	2,767,788
Dynatrace Inc.(b)	13,146	721,190
Eastman Chemical Co.	9,853	1,171,817
Eaton Corp. PLC	28,738	4,552,961
eBay Inc.	45,160	2,712,761
Ecolab Inc.	18,075	3,424,309
Edison International	26,265	1,649,179
Edwards Lifesciences Corp.(b)	45,151	4,930,489
Elanco Animal Health Inc.(b)	31,214	812,813
Electronic Arts Inc.	19,705	2,614,065
Eli Lilly & Co.	58,292	14,304,274
Emerson Electric Co.	42,708	3,927,001
Enphase Energy Inc.(b)	9,027	1,268,023
Entegris Inc.	9,855	1,181,023
Entergy Corp.	14,793	1,653,414
EOG Resources Inc.	40,236	4,485,509
EPAM Systems Inc.(b)	4,105	1,954,555
Equifax Inc.	9,030	2,165,033
Equinix Inc.	6,573	4,764,768
Equitable Holdings Inc.	24,624	828,351
Equity LifeStyle Properties Inc.	11,505	900,726
Equity Residential	23,825	2,113,992
Erie Indemnity Co., Class A, NVS	1,642	302,292
Essential Utilities Inc.	15,615	761,075
Essex Property Trust Inc.	4,116	1,368,570
Estee Lauder Companies Inc. (The), Class A	16,422	5,120,215
Etsy Inc.(b)	9,034	1,419,061
Everest Re Group Ltd.	3,273	927,568
Evergy Inc.	17,245	1,120,235
Eversource Energy	23,825	2,132,099
Exact Sciences Corp.(b)	11,494	877,682
Exelon Corp.	71,420	4,138,789
Expedia Group Inc.(b)	10,664	1,954,605
Expeditors International of Washington Inc.	12,330	1,411,538
Extra Space Storage Inc.	9,851	1,952,370
Exxon Mobil Corp.	301,316	22,887,963
F5 Inc.(b)	4,117	854,772
FactSet Research Systems Inc.	3,386	1,428,520
Fair Isaac Corp.(b)	2,457	1,216,190
Fastenal Co.	39,409	2,233,702
FedEx Corp.	18,076	4,444,165

82	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Fidelity National Financial Inc.	20,536	$1,033,988
Fidelity National Information Services Inc.	43,509	5,217,599
Fifth Third Bancorp	48,451	2,162,368
First Citizens BancShares Inc./NC, Class A	823	641,183
First Republic Bank/CA	12,315	2,137,761
FirstEnergy Corp.	37,765	1,584,619
Fiserv Inc.(b)	41,872	4,425,870
FleetCor Technologies Inc.(b)	5,742	1,368,089
FMC Corp.	9,856	1,087,807
Ford Motor Co.	280,797	5,700,179
Fortinet Inc.(b)	9,850	2,927,814
Fortive Corp.	25,443	1,794,749
Fortune Brands Home & Security Inc.	9,044	851,673
Fox Corp., Class A, NVS	22,176	900,567
Fox Corp., Class B	12,317	457,946
Franklin Resources Inc.	22,987	734,894
Freeport-McMoRan Inc.	104,268	3,880,855
Garmin Ltd.	11,495	1,430,208
Gartner Inc.(b)	5,761	1,693,100
Generac Holdings Inc.(b)	4,920	1,389,310
General Dynamics Corp.	16,424	3,483,530
General Electric Co.	77,991	7,368,590
General Mills Inc.	44,336	3,044,996
General Motors Co.(b)	92,776	4,892,078
Genuine Parts Co.	10,674	1,422,097
Gilead Sciences Inc.	90,312	6,202,628
Global Payments Inc.	21,347	3,199,488
Globe Life Inc.	6,582	673,339
GoDaddy Inc., Class A(b)	13,136	994,527
Goldman Sachs Group Inc. (The)	24,948	8,848,557
Guidewire Software Inc.(b)	5,763	581,141
Halliburton Co.	64,038	1,968,528
Hartford Financial Services Group Inc. (The)	23,001	1,653,082
Hasbro Inc.	9,867	912,500
HCA Healthcare Inc.	18,079	4,339,864
Healthpeak Properties Inc.	36,124	1,277,706
HEICO Corp.	2,463	335,929
HEICO Corp., Class A	4,931	540,931
Henry Schein Inc.(b)	10,688	804,806
Hershey Co. (The)	9,859	1,942,913
Hess Corp.	20,525	1,894,252
Hewlett Packard Enterprise Co.	87,043	1,421,412
Hilton Worldwide Holdings Inc.(b)	19,693	2,857,651
Hologic Inc.(b)	18,079	1,269,869
Home Depot Inc. (The)	75,527	27,716,898
Honeywell International Inc.	49,259	10,072,480
Hormel Foods Corp.	21,358	1,013,864
Host Hotels & Resorts Inc.(b)	54,185	939,568
Howmet Aerospace Inc.	26,275	816,890
HP Inc.	83,748	3,076,064
HubSpot Inc.(b)	3,290	1,608,152
Humana Inc.	9,044	3,549,770
Huntington Bancshares Inc./OH	106,720	1,607,203
Huntington Ingalls Industries Inc.	3,284	614,765
IAC/InterActiveCorp.(b)	5,761	786,607
IDEX Corp.	4,934	1,062,981
IDEXX Laboratories Inc.(b)	6,559	3,327,381
IHS Markit Ltd.	26,276	3,068,774
Illinois Tool Works Inc.	22,179	5,188,112
Illumina Inc.(b)	10,673	3,722,956

Security	Shares	Value

United States (continued)
Incyte Corp.(b)	13,147	$977,217
Ingersoll Rand Inc.	27,100	1,523,291
Insulet Corp.(b)	4,932	1,223,136
Intel Corp.	289,816	14,148,817
Intercontinental Exchange Inc.	41,039	5,198,000
International Business Machines Corp.	64,859	8,663,217
International Flavors & Fragrances Inc.	18,069	2,383,662
International Paper Co.	25,464	1,228,638
Interpublic Group of Companies Inc. (The)	27,108	963,418
Intuit Inc.	19,702	10,939,141
Intuitive Surgical Inc.(b)	25,453	7,233,234
Invesco Ltd.	38,460	871,504
Invitation Homes Inc.	41,890	1,758,542
IPG Photonics Corp.(b)	2,481	383,240
IQVIA Holdings Inc.(b)	13,148	3,219,945
Iron Mountain Inc.	20,529	942,692
Jack Henry & Associates Inc.	4,923	826,129
Jacobs Engineering Group Inc.	9,035	1,176,176
Jazz Pharmaceuticals PLC(b)	4,105	570,226
JB Hunt Transport Services Inc.	5,764	1,109,801
JM Smucker Co. (The)	7,391	1,039,027
Johnson & Johnson	188,002	32,390,865
Johnson Controls International PLC	51,727	3,759,001
JPMorgan Chase & Co.	213,449	31,718,521
Juniper Networks Inc.	20,524	714,646
Kellogg Co.	18,885	1,189,755
Keurig Dr Pepper Inc.	50,908	1,931,959
KeyCorp.	63,223	1,584,368
Keysight Technologies Inc.(b)	13,129	2,216,438
Kimberly-Clark Corp.	24,620	3,388,943
Kinder Morgan Inc.	146,154	2,537,233
KKR & Co. Inc.	37,764	2,687,286
KLA Corp.	10,681	4,157,793
Knight-Swift Transportation Holdings Inc.	9,854	557,539
Kraft Heinz Co. (The)	47,623	1,704,903
Kroger Co. (The)	52,548	2,290,567
L3Harris Technologies Inc.	14,773	3,091,841
Laboratory Corp. of America Holdings(b)	7,383	2,003,451
Lam Research Corp.	10,177	6,003,616
Las Vegas Sands Corp.(b)	25,451	1,114,754
Lear Corp.	4,109	687,518
Leidos Holdings Inc.	9,048	809,344
Lennar Corp., Class A	18,889	1,815,422
Lennox International Inc.	2,465	699,123
Liberty Broadband Corp., Class A(b)	1,652	241,770
Liberty Broadband Corp., Class C, NVS(b)	10,672	1,583,832
Liberty Global PLC, Class A(b)	13,959	378,568
Liberty Global PLC, Class C, NVS(b)	22,159	599,179
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)(b)	14,779	890,139
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	6,568	303,770
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	9,853	458,460
Lincoln National Corp.	12,310	861,454
Live Nation Entertainment Inc.(b)	10,673	1,168,800
LKQ Corp.	18,885	1,036,598
Lockheed Martin Corp.	17,817	6,933,129
Loews Corp.	13,950	832,257
Lowe’s Companies Inc.	49,256	11,690,912
Lucid Group Inc.(b)	28,752	845,021
Lululemon Athletica Inc.(b)	8,224	2,744,842

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Lumen Technologies Inc.	60,773	$751,154
Lyft Inc., Class A(b)	18,876	727,104
LyondellBasell Industries NV, Class A	19,700	1,905,581
M&T Bank Corp.	9,034	1,530,179
Marathon Petroleum Corp.	44,345	3,181,754
Markel Corp.(b)	830	1,023,174
MarketAxess Holdings Inc.	3,541	1,219,804
Marriott International Inc./MD, Class A(b)	20,520	3,306,182
Marsh & McLennan Companies Inc.	36,122	5,549,784
Martin Marietta Materials Inc.	4,915	1,912,525
Marvell Technology Inc.	58,298	4,162,477
Masco Corp.	16,418	1,039,752
Masimo Corp.(b)	3,287	722,713
Mastercard Inc., Class A	63,216	24,425,398
Match Group Inc.(b)	18,879	2,127,663
McCormick & Co. Inc./MD, NVS	18,882	1,894,053
McDonald’s Corp.	53,362	13,844,771
McKesson Corp.	10,677	2,740,999
Medical Properties Trust Inc.	37,775	859,759
Medtronic PLC	96,058	9,941,042
MercadoLibre Inc.(a)(b)	3,286	3,719,949
Merck & Co. Inc.	180,614	14,716,429
Meta Platforms Inc, Class A(b)	169,948	53,237,910
MetLife Inc.	52,533	3,522,863
Mettler-Toledo International Inc.(b)	1,642	2,418,141
MGM Resorts International	27,106	1,157,968
Microchip Technology Inc.	40,234	3,117,330
Micron Technology Inc.	80,477	6,620,843
Microsoft Corp.	509,842	158,550,665
Mid-America Apartment Communities Inc.	8,225	1,699,943
Moderna Inc.(b)	24,636	4,171,614
Mohawk Industries Inc.(b)	4,105	648,056
Molina Healthcare Inc.(b)	4,109	1,193,582
Molson Coors Beverage Co., Class B	13,972	665,906
Mondelez International Inc., Class A	98,522	6,603,930
MongoDB Inc.(b)	4,105	1,662,977
Monolithic Power Systems Inc.	3,287	1,324,431
Monster Beverage Corp.(b)	27,914	2,420,702
Moody’s Corp.	12,637	4,334,491
Morgan Stanley	97,715	10,019,696
Mosaic Co. (The)	27,083	1,081,966
Motorola Solutions Inc.	12,313	2,855,877
MSCI Inc.	6,277	3,365,225
Nasdaq Inc.	9,464	1,696,043
NetApp Inc.	14,795	1,279,915
Netflix Inc.(b)	32,013	13,674,033
Neurocrine Biosciences Inc.(b)	6,571	519,240
Newell Brands Inc.	28,738	667,009
Newmont Corp.	56,651	3,465,342
News Corp., Class A, NVS	27,913	620,785
NextEra Energy Inc.	139,572	10,903,365
Nike Inc., Class B	91,129	13,493,471
NiSource Inc.	27,109	791,041
Nordson Corp.	4,097	952,716
Norfolk Southern Corp.	17,967	4,886,844
Northern Trust Corp.	16,472	1,921,294
Northrop Grumman Corp.	10,683	3,951,642
NortonLifeLock Inc.	37,784	982,762
Novavax Inc.(a)(b)	4,934	462,316
Novocure Ltd.(a)(b)	6,563	450,550

Security	Shares	Value

United States (continued)
NRG Energy Inc.	18,081	$721,974
Nuance Communications Inc.(b)	21,353	1,179,753
Nucor Corp.	21,344	2,164,282
NVIDIA Corp.	178,162	43,624,747
NVR Inc.(b)	244	1,299,842
O’Reilly Automotive Inc.(b)	4,929	3,212,476
Oak Street Health Inc.(a)(b)	6,587	114,482
Occidental Petroleum Corp.	68,152	2,567,286
Okta Inc.(b)	9,035	1,787,936
Old Dominion Freight Line Inc.	6,584	1,987,907
Omnicom Group Inc.	16,421	1,237,487
ON Semiconductor Corp.(b)	32,016	1,888,944
ONEOK Inc.	32,843	1,992,913
Oracle Corp.	120,685	9,794,795
Otis Worldwide Corp.	30,366	2,594,167
Owens Corning	8,210	728,227
PACCAR Inc.	25,451	2,366,688
Packaging Corp. of America	6,557	987,681
Palantir Technologies Inc., Class A(b)	110,027	1,508,470
Palo Alto Networks Inc.(b)	7,380	3,818,412
Parker-Hannifin Corp.	9,036	2,801,250
Paychex Inc.	23,811	2,803,983
Paycom Software Inc.(b)	4,099	1,374,395
PayPal Holdings Inc.(b)	79,633	13,692,098
Peloton Interactive Inc., Class A(b)	17,257	471,634
Pentair PLC	12,317	784,593
PepsiCo Inc.	98,509	17,093,282
PerkinElmer Inc.	7,400	1,274,058
Pfizer Inc.	400,658	21,110,670
PG&E Corp.(b)	106,719	1,364,936
Philip Morris International Inc.	112,470	11,567,539
Phillips 66	32,037	2,716,417
Pinterest Inc., Class A(b)	39,412	1,165,019
Pioneer Natural Resources Co.	16,434	3,597,238
Plug Power Inc.(a)(b)	39,400	861,678
PNC Financial Services Group Inc. (The)	30,379	6,257,770
Pool Corp.	3,277	1,560,671
PPG Industries Inc.	17,248	2,694,138
PPL Corp.	52,554	1,559,803
Principal Financial Group Inc.	18,886	1,379,811
Procter & Gamble Co. (The)	173,235	27,795,556
Progressive Corp. (The)	41,048	4,460,276
Prologis Inc.	52,540	8,239,323
Prudential Financial Inc.	28,726	3,204,960
PTC Inc.(b)	8,212	954,727
Public Service Enterprise Group Inc.	36,956	2,458,683
Public Storage	11,494	4,120,944
PulteGroup Inc.	19,711	1,038,573
Qorvo Inc.(b)	8,213	1,127,481
QUALCOMM Inc.	80,464	14,142,353
Quest Diagnostics Inc.	9,030	1,219,231
Raymond James Financial Inc.	13,947	1,476,569
Raytheon Technologies Corp.	106,744	9,627,241
Realty Income Corp.	40,230	2,792,364
Regency Centers Corp.	11,509	825,771
Regeneron Pharmaceuticals Inc.(b)	7,391	4,498,089
Regions Financial Corp.	71,429	1,638,581
Republic Services Inc.	16,420	2,096,177
ResMed Inc.	10,675	2,440,305
RingCentral Inc., Class A(b)	4,945	872,743

84	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Rivian Automotive Inc., Class A(a)(b)	12,320	$809,917
Robert Half International Inc.	8,210	929,865
Robinhood Markets Inc., Class A(a)(b)	13,138	185,903
Rockwell Automation Inc.	8,217	2,376,521
Roku Inc., Class A(b)	8,224	1,349,147
Rollins Inc.	18,064	557,274
Roper Technologies Inc.	7,389	3,230,175
Ross Stores Inc.	26,275	2,568,381
Royal Caribbean Cruises Ltd.(b)	16,430	1,278,418
RPM International Inc.	9,848	872,631
S&P Global Inc.	17,241	7,158,808
salesforce.com Inc.(b)	69,790	16,235,248
SBA Communications Corp.	8,205	2,670,235
Schlumberger NV	100,983	3,945,406
Seagen Inc.(a)(b)	9,859	1,326,134
Sealed Air Corp.	11,509	781,691
SEI Investments Co.	9,862	578,012
Sempra Energy	22,977	3,174,502
ServiceNow Inc.(b)	13,965	8,180,418
Sherwin-Williams Co. (The)	18,053	5,172,365
Signature Bank/New York NY	4,117	1,254,162
Simon Property Group Inc.	22,988	3,383,834
Sirius XM Holdings Inc.(a)	81,280	516,941
Skyworks Solutions Inc.	12,314	1,804,247
Snap Inc., Class A, NVS(b)	76,349	2,484,396
Snap-on Inc.	3,294	685,976
Snowflake Inc., Class A(b)	14,794	4,081,665
SoFi Technologies Inc.(a)(b)	36,950	461,136
SolarEdge Technologies Inc.(b)	3,303	786,841
Southern Co. (The)	76,352	5,305,700
Southwest Airlines Co.(b)	11,493	514,427
Splunk Inc.(b)	12,315	1,526,075
SS&C Technologies Holdings Inc.	16,432	1,312,424
Stanley Black & Decker Inc.	11,512	2,010,571
Starbucks Corp.	83,749	8,234,202
State Street Corp.	26,265	2,482,042
Steel Dynamics Inc.	13,133	729,144
Stryker Corp.	24,591	6,099,798
Sun Communities Inc.	7,408	1,399,816
Sunrun Inc.(b)	13,138	340,668
SVB Financial Group(b)	4,105	2,396,909
Synchrony Financial	37,780	1,609,050
Synopsys Inc.(b)	10,677	3,315,208
Sysco Corp.	36,123	2,823,012
T-Mobile U.S. Inc.(b)	45,159	4,884,849
T Rowe Price Group Inc.	16,421	2,535,895
Take-Two Interactive Software Inc.(b)	8,221	1,342,818
Target Corp.	35,301	7,781,399
TE Connectivity Ltd.	22,989	3,287,657
Teladoc Health Inc.(b)	9,858	756,207
Teledyne Technologies Inc.(b)	3,288	1,385,662
Teleflex Inc.	3,286	1,019,284
Teradyne Inc.(a)	11,490	1,349,271
Tesla Inc.(b)	59,936	56,143,250
Texas Instruments Inc.	66,490	11,934,290
Textron Inc.	17,247	1,173,831
Thermo Fisher Scientific Inc.	27,921	16,230,477
TJX Companies Inc. (The)	87,029	6,263,477
Tractor Supply Co.	8,220	1,794,508
Trade Desk Inc. (The), Class A(b)	30,382	2,112,764

Security	Shares	Value

United States (continued)
Tradeweb Markets Inc., Class A	8,205	$695,538
TransDigm Group Inc.(b)	4,098	2,525,147
TransUnion	13,136	1,354,584
Travelers Companies Inc. (The)	18,060	3,001,211
Trimble Inc.(b)	18,883	1,362,597
Truist Financial Corp.	95,232	5,982,474
Twilio Inc., Class A(b)	11,499	2,370,174
Twitter Inc.(b)	57,480	2,156,075
Tyler Technologies Inc.(b)	3,277	1,552,643
Tyson Foods Inc., Class A	22,167	2,014,759
U.S. Bancorp.	99,360	5,781,758
Uber Technologies Inc.(b)	87,037	3,255,184
UDR Inc.	19,693	1,119,350
UGI Corp.	13,151	596,398
Ulta Beauty Inc.(b)	3,299	1,199,978
Union Pacific Corp.	46,801	11,445,185
United Parcel Service Inc., Class B	51,739	10,462,143
United Rentals Inc.(b)	4,926	1,576,911
UnitedHealth Group Inc.	67,325	31,815,775
Unity Software Inc.(a)(b)	4,109	432,061
Universal Health Services Inc., Class B	4,918	639,635
Upstart Holdings Inc.(b)	1,638	178,558
Vail Resorts Inc.	2,481	687,485
Valero Energy Corp.	30,376	2,520,297
Veeva Systems Inc., Class A(b)	9,863	2,332,994
Ventas Inc.	26,289	1,393,843
VeriSign Inc.(b)	6,576	1,428,176
Verisk Analytics Inc.	10,675	2,093,688
Verizon Communications Inc.	294,756	15,689,862
Vertex Pharmaceuticals Inc.(b)	18,889	4,590,971
VF Corp.	24,635	1,606,448
ViacomCBS Inc., Class B, NVS	41,056	1,373,323
Viatris Inc.	88,674	1,327,450
VICI Properties Inc.	45,977	1,315,862
Visa Inc., Class A	119,873	27,111,676
Vistra Corp.	30,377	662,522
VMware Inc., Class A	14,796	1,900,990
Vornado Realty Trust	12,330	505,653
Vulcan Materials Co.	9,852	1,874,934
W R Berkley Corp.	9,867	833,762
Walmart Inc.	110,016	15,381,337
Walgreens Boots Alliance Inc.	52,541	2,614,440
Walt Disney Co. (The)(b)	129,707	18,544,210
Waste Management Inc.	30,383	4,570,819
Waters Corp.(b)	4,915	1,573,390
Wayfair Inc., Class A(b)	4,944	770,868
WEC Energy Group Inc.	23,002	2,232,114
Wells Fargo & Co.	291,462	15,680,656
Welltower Inc.	30,377	2,631,560
West Pharmaceutical Services Inc.	5,742	2,257,869
Western Digital Corp.(b)	22,990	1,189,503
Western Union Co. (The)	28,732	543,322
Westinghouse Air Brake Technologies Corp.	11,501	1,022,439
Westrock Co.	18,881	871,547
Weyerhaeuser Co.	55,018	2,224,378
Whirlpool Corp.	4,106	863,040
Williams Companies Inc. (The)	87,842	2,629,989
Willis Towers Watson PLC	9,038	2,114,530
Workday Inc., Class A(b)	13,950	3,529,489
WP Carey Inc.	13,150	1,020,440

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Kokusai ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
WW Grainger Inc.	3,284	$1,625,941
Wynn Resorts Ltd.(b)	7,389	631,390
Xcel Energy Inc.	37,766	2,630,780
Xilinx Inc.	18,052	3,493,965
Xylem Inc./NY	12,319	1,293,741
Yum! Brands Inc.	21,342	2,671,378
Zebra Technologies Corp., Class A(b)	4,104	2,089,428
Zendesk Inc.(b)	8,221	809,851
Zillow Group Inc., Class A(b)	4,119	205,373
Zillow Group Inc., Class C, NVS(b)	10,680	539,126
Zimmer Biomet Holdings Inc.	14,789	1,819,343
Zoetis Inc.	33,669	6,726,730
Zoom Video Communications Inc., Class A(b)	15,601	2,406,922
ZoomInfo Technologies Inc.(b)	16,416	867,750
Zscaler Inc.(b)	5,744	1,476,840

		2,872,062,883

Total Common Stocks — 99.7% (Cost: $3,858,259,265)		3,961,554,413

Preferred Stocks

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,120	356,570
Fuchs Petrolub SE, Preference Shares, NVS	4,925	212,835
Henkel AG & Co. KGaA, Preference Shares, NVS	13,141	1,074,782
Porsche Automobil Holding SE, Preference Shares, NVS	11,494	1,076,401
Sartorius AG, Preference Shares, NVS	1,654	892,957
Volkswagen AG, Preference Shares, NVS(a)	13,155	2,739,820

		6,353,365

Total Preferred Stocks — 0.2% (Cost: $6,332,525)		6,353,365

Security	Shares	Value

Rights

Spain — 0.0%
Asc Actividades De Construccio (Expires 02/02/22)(b)(d)	699	$350

Total Rights — 0.0% (Cost: $375)		350

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	11,703,821	11,707,332
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	1,520,000	1,520,000

		13,227,332

Total Short-Term Investments — 0.3% (Cost: $13,226,783)		13,227,332

Total Investments in Securities — 100.2% (Cost: $3,877,818,948)		3,981,135,460

Other Assets, Less Liabilities — (0.2)%		(8,509,183)

Net Assets — 100.0%		$3,972,626,277

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$1,623,031	$10,084,608	(a)	$—	$(126)	$(181)	$11,707,332	11,703,821	$4,524	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	580,000	940,000	(a)	—	—	—	1,520,000	1,520,000	12		—
BlackRock Inc.	1,162,875	8,201,109		(838,103)	188,104	75,014	8,788,999	10,680	4,551		—

					$187,978	$74,833	$22,016,331		$9,087		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

86	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Kokusai ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	19	03/18/22	$893	$21,035
S&P 500 E-Mini Index	15	03/18/22	3,378	117,186

				$138,221

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$138,221

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$88,959

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$128,081

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,971,926

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	87

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Kokusai ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$3,061,699,037	$899,855,376	$—	$3,961,554,413
Preferred Stocks	—	6,353,365	—	6,353,365
Rights	—	—	350	350
Money Market Funds	13,227,332	—	—	13,227,332

	$3,074,926,369	$906,208,741	$350	$3,981,135,460

Derivative financial instruments(a)
Assets
Futures Contracts	$117,186	$21,035	$—	$138,221

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

88	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2022

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF	iShares MSCI Europe Financials ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$18,454,739,181	$1,275,993,008	$4,597,668,613	$1,897,141,971
Affiliated(c)	230,906,886	10,928,116	79,898,135	1,010,000
Cash	2,997,219	6,007	8,898	9,093
Foreign currency, at value(d)	27,016,008	2,033,702	5,792,891	2,759,989
Cash pledged:
Futures contracts	1,811,000	170,000	754,000	—
Foreign currency collateral pledged:
Futures contracts(e)	—	—	—	571,605
Receivables:
Investments sold	8,187,267	(251,153)	—	—
Securities lending income — Affiliated	89,223	4,735	92,000	—
Variation margin on futures contracts	688,338	72,360	557,447	74,654
Capital shares sold	20,496,829	—	286	82,660
Dividends	12,979,826	1,087,070	5,888,426	18,892
Interest	9	—	—	—
Tax reclaims	5,440,581	218,703	—	3,792,644

Total assets	18,765,352,367	1,290,262,548	4,690,660,696	1,905,461,508

LIABILITIES
Collateral on securities loaned, at value	184,465,823	7,152,397	63,517,599	—
Deferred foreign capital gain tax	5,312,262	242,262	6,232,053	—
Payables:
Investments purchased	31,275,168	(251,153)	1,220,725	—
Investment advisory fees	4,755,629	220,853	2,655,027	734,766
Professional fees	88,166	—	—	—
Foreign taxes	2,024	13	3,412	—
IRS compliance fee for foreign withholding tax claims	221,753	—	—	—

Total liabilities	226,120,825	7,364,372	73,628,816	734,766

NET ASSETS	$18,539,231,542	$1,282,898,176	$4,617,031,880	$1,904,726,742

NET ASSETS CONSIST OF:
Paid-in capital	$14,326,145,107	$1,111,505,770	$4,436,143,865	$1,989,103,405
Accumulated earnings (loss)	4,213,086,435	171,392,406	180,888,015	(84,376,663)

NET ASSETS	$18,539,231,542	$1,282,898,176	$4,617,031,880	$1,904,726,742

Shares outstanding	183,600,000	7,750,000	56,600,000	91,600,000

Net asset value	$100.98	$165.54	$81.57	$20.79

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$182,899,468	$7,436,518	$57,934,754	$—
(b) Investments, at cost — Unaffiliated	$13,779,823,539	$1,065,043,242	$3,876,253,778	$1,872,864,695
(c) Investments, at cost — Affiliated	$218,537,790	$10,538,318	$79,869,837	$1,010,000
(d) Foreign currency, at cost	$27,267,739	$2,037,018	$5,822,553	$2,784,690
(e) Foreign currency collateral pledged, at cost	$—	$—	$—	$585,701

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	89

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2022

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$293,581,943	$3,959,119,129
Affiliated(c)	10,271,398	22,016,331
Cash	4,453	7,920
Foreign currency, at value(d)	410,734	2,267,094
Cash pledged:
Futures contracts	—	180,000
Foreign currency collateral pledged:
Futures contracts(e)	84,654	77,518
Receivables:
Investments sold	247,081	1,700,580
Securities lending income — Affiliated	38,445	1,771
Variation margin on futures contracts	11,277	72,860
Capital shares sold	—	57,555,465
Dividends	138,358	710,931
Tax reclaims	208,787	50,731

Total assets	304,997,130	4,043,760,330

LIABILITIES
Collateral on securities loaned, at value	10,164,140	11,710,484
Payables:
Investments purchased	—	57,554,699
Capital shares redeemed	47,371	1,701,346
Investment advisory fees	113,839	167,524

Total liabilities	10,325,350	71,134,053

NET ASSETS	$294,671,780	$3,972,626,277

NET ASSETS CONSIST OF:
Paid-in capital	$302,106,724	$3,819,484,338
Accumulated earnings (loss)	(7,434,944)	153,141,939

NET ASSETS	$294,671,780	$3,972,626,277

Shares outstanding	4,550,000	41,050,000

Net asset value	$64.76	$96.78

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$9,079,546	$11,580,848
(b) Investments, at cost — Unaffiliated	$326,816,678	$3,856,022,382
(c) Investments, at cost — Affiliated	$10,270,251	$21,796,566
(d) Foreign currency, at cost	$408,771	$2,255,347
(e) Foreign currency collateral pledged, at cost	$86,382	$79,020

See notes to financial statements.

90	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2022

	iShares MSCI ACWI ETF	iShares MSCI ACWI Low Carbon Target ETF	iShares MSCI All Country Asia ex Japan ETF (Consolidated)	iShares MSCI Europe Financials ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$144,696,232	$9,287,304	$41,144,190	$22,934,338
Dividends — Affiliated	314,432	20,239	533	28
Securities lending income — Affiliated — net	500,949	10,071	1,007,255	—
Other income — Unaffiliated	3,781	—	—	—
Foreign taxes withheld	(7,832,023)	(519,324)	(5,307,881)	(3,001,338)
Foreign withholding tax claims	386,960	—	—	—
IRS Compliance fee for foreign withholding tax claims	(43,793)	—	—	—
Other foreign taxes	(24,045)	(3,321)	(23,236)	—

Total investment income	138,002,493	8,794,969	36,820,861	19,933,028

EXPENSES
Investment advisory fees	27,128,991	1,176,621	17,033,858	4,001,551
Commitment fees	21,224	2,654	21,225	—
Professional fees	39,074	—	—	239
Miscellaneous	217	217	217	217
Mauritius income taxes	—	—	293	—
Interest expense	1,176	201	3,473	—

Total expenses	27,190,682	1,179,693	17,059,066	4,002,007

Net investment income	110,811,811	7,615,276	19,761,795	15,931,021

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(28,498,638)	(6,459,328)	149,349,908	(21,991,565)
Investments — Affiliated	16,806	(1,041)	6,994	—
In-kind redemptions — Unaffiliated	339,489,984	—	146,419,519	15,759,327
In-kind redemptions — Affiliated	982,595	—	—	—
Futures contracts	782,052	124,583	(810,900)	167,103
Foreign currency transactions	(1,270,989)	(128,385)	(909,574)	(85,333)

Net realized gain (loss)	311,501,810	(6,464,171)	294,055,947	(6,150,468)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(418,028,544)	(11,251,371)	(568,856,102)	109,542,547
Investments — Affiliated	(2,709,581)	(166,892)	(24,730)	—
Futures contracts	(513,657)	(49,858)	465,298	59,397
Foreign currency translations	(427,437)	(14,363)	(50,463)	(238,710)

Net change in unrealized appreciation (depreciation)	(421,679,219)	(11,482,484)	(568,465,997)	109,363,234

Net realized and unrealized gain (loss)	(110,177,409)	(17,946,655)	(274,410,050)	103,212,766

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$634,402	$(10,331,379)	$(254,648,255)	$119,143,787

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(499,408)	$(64,085)	$(3,625,575)	$—
(b) Net of increase in deferred foreign capital gain tax of	$(1,876,855)	$(50,473)	$(5,743,421)	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	91

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2022

	iShares MSCI Europe Small-Cap ETF	iShares MSCI Kokusai ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$2,722,967	$2,322,368
Dividends — Affiliated	4	4,563
Securities lending income — Affiliated — net	269,290	4,524
Foreign taxes withheld	(206,990)	(78,170)

Total investment income	2,785,271	2,253,285

EXPENSES
Investment advisory fees	815,618	403,278
Miscellaneous	217	217

Total expenses	815,835	403,495

Net investment income	1,969,436	1,849,790

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(3,244,072)	(1,292,440)
Investments — Affiliated	(1,662)	968
In-kind redemptions — Unaffiliated	39,478,489	69,288,070
In-kind redemptions — Affiliated	—	187,010
Futures contracts	(18,437)	88,959
Foreign currency transactions	(41,905)	(57,743)

Net realized gain	36,172,413	68,214,824

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(68,107,892)	51,617,519
Investments — Affiliated	(690)	74,833
Futures contracts	(603)	128,081
Foreign currency translations	(18,656)	4,100

Net change in unrealized appreciation (depreciation)	(68,127,841)	51,824,533

Net realized and unrealized gain (loss)	(31,955,428)	120,039,357

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(29,985,992)	$121,889,147

See notes to financial statements.

92	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI ACWI ETF		iShares MSCI ACWI Low Carbon Target ETF

	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$110,811,811	$230,028,627	$7,615,276	$10,745,561
Net realized gain (loss)	311,501,810	421,574,302	(6,464,171)	1,390,190
Net change in unrealized appreciation (depreciation)	(421,679,219)	3,504,661,204	(11,482,484)	169,003,176

Net increase (decrease) in net assets resulting from operations	634,402	4,156,264,133	(10,331,379)	181,138,927

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(176,227,385)	(230,246,413)	(12,141,537)	(10,128,091)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,749,000,066	1,006,790,709	444,151,989	258,113,034

NET ASSETS
Total increase in net assets	1,573,407,083	4,932,808,429	421,679,073	429,123,870
Beginning of period	16,965,824,459	12,033,016,030	861,219,103	432,095,233

End of period	$18,539,231,542	$16,965,824,459	$1,282,898,176	$861,219,103

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	93

Statements of Changes in Net Assets (continued)

	iShares MSCI All Country Asia ex Japan ETF (Consolidated)		iShares MSCI Europe Financials ETF

	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$19,761,795	$65,034,504	$15,931,021	$29,867,865
Net realized gain (loss)	294,055,947	297,024,706	(6,150,468)	63,031,388
Net change in unrealized appreciation (depreciation)	(568,465,997)	388,629,683	109,363,234	216,656,671

Net increase (decrease) in net assets resulting from operations	(254,648,255)	750,688,893	119,143,787	309,555,924

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(76,979,145)	(63,771,745)	(33,391,612)	(36,493,715)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(625,843,773)	844,305,907	272,962,670	554,026,456

NET ASSETS
Total increase (decrease) in net assets	(957,471,173)	1,531,223,055	358,714,845	827,088,665
Beginning of period	5,574,503,053	4,043,279,998	1,546,011,897	718,923,232

End of period	$4,617,031,880	$5,574,503,053	$1,904,726,742	$1,546,011,897

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

94	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Europe Small-Cap ETF		iShares MSCI Kokusai ETF

	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,969,436	$3,892,020	$1,849,790	$2,755,637
Net realized gain	36,172,413	1,343,141	68,214,824	4,028,969
Net change in unrealized appreciation (depreciation)	(68,127,841)	58,072,063	51,824,533	51,687,203

Net increase (decrease) in net assets resulting from operations	(29,985,992)	63,307,224	121,889,147	58,471,809

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,278,028)	(3,348,387)	(1,851,694)	(2,876,281)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(113,925,603)	259,856,157	3,367,996,539	276,911,800

NET ASSETS
Total increase (decrease) in net assets	(149,189,623)	319,814,994	3,488,033,992	332,507,328
Beginning of period	443,861,403	124,046,409	484,592,285	152,084,957

End of period	$294,671,780	$443,861,403	$3,972,626,277	$484,592,285

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	95

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI ACWI ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$101.96		$77.73	$73.94	$73.31	$67.16	$58.43

Net investment income(a)	0.67	(b)	1.42	1.48	1.60	1.50	1.36	(b)
Net realized and unrealized gain (loss)(c)		(0.56)	24.22	3.87	0.58	6.12	8.66

Net increase from investment operations	0.11		25.64	5.35	2.18	7.62	10.02

Distributions(d)
From net investment income		(1.09)	(1.41)	(1.56)	(1.55)	(1.47)	(1.29)

Total distributions		(1.09)	(1.41)	(1.56)	(1.55)	(1.47)	(1.29)

Net asset value, end of period	$100.98		$101.96	$77.73	$73.94	$73.31	$67.16

Total Return(e)
Based on net asset value	0.08	%(b)(f)	33.14%	7.29%	3.14%	11.40%	17.31	%(b)

Ratios to Average Net Assets(g)
Total expenses	0.32	%(h)	0.32%	0.32%	0.32%	0.31%	0.32%

Total expenses after fees waived	0.32	%(h)	0.31%	0.31%	0.31%	0.31%	0.32%

Total expenses excluding professional fees for foreign withholding tax claims	0.32	%(h)	0.32%	N/A	0.32%	N/A	0.32%

Net investment income	1.29	%(b)(h)	1.55%	2.01%	2.25%	2.10%	2.21	%(b)

Supplemental Data
Net assets, end of period (000)	$18,539,232		$16,965,824	$12,033,016	$10,854,370	$8,826,485	$7,266,576

Portfolio turnover rate(i)	3	%(f)	6%	16%	11%	4%	4%

(a)	Based on average shares outstanding.
(b)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2022 and year ended July 31, 2017:

• Net investment income per share by $0.00 and $0.01.

• Total return by 0.01% and 0.02%.

• Ratio of net investment income to average net assets by 0.00% and 0.01%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

96	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI ACWI Low Carbon Target ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$167.23		$127.09	$120.26	$118.67	$110.08	$95.80

Net investment income(a)	1.11		2.49	2.49	2.58	2.51	2.33
Net realized and unrealized gain (loss)(b)		(1.22)	39.88	6.91	1.70	8.63	14.05

Net increase (decrease) from investment operations		(0.11)	42.37	9.40	4.28	11.14	16.38

Distributions(c)
From net investment income		(1.58)	(2.23)	(2.57)	(2.69)	(2.55)	(2.10)

Total distributions		(1.58)	(2.23)	(2.57)	(2.69)	(2.55)	(2.10)

Net asset value, end of period	$165.54		$167.23	$127.09	$120.26	$118.67	$110.08

Total Return(d)
Based on net asset value	(0.09	)%(e)	33.48%	7.88%	3.82%	10.17%	17.28%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.29	%(g)	1.64%	2.07%	2.24%	2.16%	2.29%

Supplemental Data
Net assets, end of period (000)	$1,282,898		$861,219	$432,095	$468,999	$534,024	$434,815

Portfolio turnover rate(h)	9	%(e)	12%	15%	14%	18%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	97

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI All Country Asia ex Japan ETF (Consolidated)

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$87.65		$75.15	$68.54	$72.59	$70.99	$57.05

Net investment income(a)	0.34		1.00	1.20	1.24	1.39	1.21
Net realized and unrealized gain (loss)(b)		(4.87)	12.46	6.61	(3.95)	1.85	13.65

Net increase (decrease) from investment operations		(4.53)	13.46	7.81	(2.71)	3.24	14.86

Distributions(c)
From net investment income		(1.55)	(0.96)	(1.20)	(1.34)	(1.64)	(0.92)

Total distributions		(1.55)	(0.96)	(1.20)	(1.34)	(1.64)	(0.92)

Net asset value, end of period	$81.57		$87.65	$75.15	$68.54	$72.59	$70.99

Total Return(d)
Based on net asset value	(5.19	)%(e)	17.88%	11.52%	(3.61)%	4.52%	26.41%

Ratios to Average Net Assets(f)
Total expenses	0.69	%(g)	0.69%	0.70%	0.68%	0.67%	0.70%

Net investment income	0.79	%(g)	1.12%	1.75%	1.82%	1.84%	1.97%

Supplemental Data
Net assets, end of period (000)	$4,617,032		$5,574,503	$4,043,280	$4,030,348	$4,326,387	$4,159,795

Portfolio turnover rate(h)	15	%(e)	31%	23%	17%	13%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

98	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Europe Financials ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$19.64		$14.48	$17.53	$21.18	$23.15	$16.32

Net investment income(a)	0.20		0.48	0.31	0.68	0.86	0.87
Net realized and unrealized gain (loss)(b)	1.36		5.17	(3.01)	(3.35)	(1.85)	6.61

Net increase (decrease) from investment operations	1.56		5.65	(2.70)	(2.67)	(0.99)	7.48

Distributions(c)
From net investment income		(0.41)	(0.49)	(0.35)	(0.98)	(0.98)	(0.65)

Total distributions		(0.41)	(0.49)	(0.35)	(0.98)	(0.98)	(0.65)

Net asset value, end of period	$20.79		$19.64	$14.48	$17.53	$21.18	$23.15

Total Return(d)
Based on net asset value	8.15	%(e)	38.98%	(15.62)%	(12.53)%	(4.18)%	46.28%

Ratios to Average Net Assets(f)
Total expenses	0.48	%(g)	0.48%	0.48%	0.48%	0.48%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims		0.48%	0.48%	N/A	0.48%	N/A	0.48%

Net investment income	1.91	%(g)	2.68%	1.90%	3.62%	3.72%	4.30	%(h)

Supplemental Data
Net assets, end of period (000)	$1,904,727		$1,546,012	$718,923	$1,035,148	$1,805,451	$1,611,394

Portfolio turnover rate(i)	3	%(e)	4%	5%	5%	3%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:

• Ratio of net investment income to average net assets by 0.01%.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	99

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Europe Small-Cap ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$71.59		$49.62	$49.09	$57.28	$53.88	$44.03

Net investment income(a)	0.34		1.25	0.81	1.51	1.52	1.22
Net realized and unrealized gain (loss)(b)		(6.12)	21.87	0.68	(7.50)	3.38	9.56

Net increase (decrease) from investment operations		(5.78)	23.12	1.49	(5.99)	4.90	10.78

Distributions(c)
From net investment income		(1.05)	(1.15)	(0.96)	(2.20)	(1.50)	(0.93)

Total distributions		(1.05)	(1.15)	(0.96)	(2.20)	(1.50)	(0.93)

Net asset value, end of period	$64.76		$71.59	$49.62	$49.09	$57.28	$53.88

Total Return(d)
Based on net asset value	(8.12	)%(e)	46.76%	2.98%	(10.32)%	9.15%	24.74%

Ratios to Average Net Assets(f)
Total expenses	0.40	%(g)	0.40%	0.40%	0.40%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	N/A	0.40%	N/A	N/A

Net investment income	0.97	%(g)	1.98%	1.67%	2.95%	2.65%	2.56%

Supplemental Data
Net assets, end of period (000)	$294,672		$443,861	$124,046	$139,918	$266,371	$161,646

Portfolio turnover rate(h)	8	%(e)	14%	20%	17%	15%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

100	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Kokusai ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$96.92		$72.42	$68.33	$66.90	$61.10	$53.85

Net investment income(a)	0.56		1.31	1.32	1.42	1.40	1.36	(b)
Net realized and unrealized gain(c)	0.25		24.61	4.06	1.51	6.10	7.49

Net increase from investment operations	0.81		25.92	5.38	2.93	7.50	8.85

Distributions(d)
From net investment income		(0.95)	(1.42)	(1.29)	(1.50)	(1.70)		(1.60)

Total distributions		(0.95)	(1.42)	(1.29)	(1.50)	(1.70)		(1.60)

Net asset value, end of period	$96.78		$96.92	$72.42	$68.33	$66.90	$61.10

Total Return(e)
Based on net asset value	0.81	%(f)	36.01%	7.94%	4.59%	12.38%	16.62	%(b)

Ratios to Average Net Assets(g)
Total expenses	0.25	%(h)	0.25%	0.25%	0.25%	0.25%		0.25%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.25%	N/A	N/A	N/A		0.25%

Net investment income	1.15	%(h)	1.53%	1.93%	2.17%	2.16%	2.40	%(b)

Supplemental Data
Net assets, end of period (000)	$3,972,626		$484,592	$152,085	$143,483	$147,181	$329,938

Portfolio turnover rate(i)	2	%(f)	3%	4%	4%	6%		7%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:

• Net investment income per share by $0.02.

• Total return by 0.02%.

• Ratio of net investment income to average net assets by 0.03%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	101

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI ACWI	Diversified
MSCI ACWI Low Carbon Target	Diversified
MSCI All Country Asia ex Japan	Diversified
MSCI Europe Financials	Diversified
MSCI Europe Small-Cap	Diversified
MSCI Kokusai	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for the iShares MSCI All Country Asia ex Japan ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The net assets of the Subsidiary as of period end were $4, which is less than 0.1% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.

Effective August 27, 2021, MSCI All Country Asia ex Japan no longer invests in the Subsidiary. MSCI All Country Asia ex Japan transferred all of the assets of MSCI All Country Asia ex Japan’s wholly owned Mauritius Subsidiary to MSCI All Country Asia ex Japan through on-exchange transactions in India. MSCI All Country Asia ex Japan recognized a net realized gain of $297,578,994 as a result of this transaction. After the transfer, MSCI All Country Asia ex Japan began making new investments in India directly.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

102	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The iShares MSCI All Country Asia ex Japan ETF has conducted investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the Financial Services Commission (the “FSC”), the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its Consolidated Statements of Operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value.

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Notes to Financial Statements (unaudited) (continued)

When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI ACWI
Barclays Bank PLC	$14,759,070	$13,979,206		$—	$(779,864	)(b)
Barclays Capital, Inc.	1,469,785	1,469,785		—	—
BNP Paribas SA	48,101,339	47,896,234		—	(205,105	)(b)
BofA Securities, Inc.	29,867,749	29,867,749		—	—
Citigroup Global Markets, Inc.	698,348	693,191		—	(5,157	)(b)
Credit Suisse AG	558,310	558,310		—	—
Goldman Sachs & Co. LLC	12,022,194	11,697,667		—	(324,527	)(b)
HSBC Bank PLC	122,417	122,417		—	—
J.P. Morgan Securities LLC	16,080,164	15,324,365		—	(755,799	)(b)
Jefferies LLC	364,231	362,190		—	(2,041	)(b)
Macquarie Bank Ltd.	312,126	312,126		—	—
Morgan Stanley	38,696,614	38,696,614		—	—
National Financial Services LLC	735,585	651,618		—	(83,967	)(b)
Nomura Securities International, Inc.	141,022	141,022		—	—
Scotia Capital (USA), Inc.	2,136,247	2,037,398		—	(98,849	)(b)
SG Americas Securities LLC	2,528,877	2,349,099		—	(179,778	)(b)
State Street Bank & Trust Co.	1,207,394	1,205,612		—	(1,782	)(b)
Toronto Dominion Bank	8,331,129	7,318,949		—	(1,012,180	)(b)
UBS AG	885,676	835,578		—	(50,098	)(b)
UBS Securities LLC	2,941,885	2,764,592		—	(177,293	)(b)
Virtu Americas LLC	883,246	861,672		—	(21,574	)(b)
Wells Fargo Securities LLC	56,060	51,775		—	(4,285	)(b)

	$182,899,468	$179,197,169		$—	$(3,702,299)

MSCI ACWI Low Carbon Target
Barclays Bank PLC	$300,189	$283,427		$—	$(16,762	)(b)
BNP Paribas SA	1,616,576	1,549,579		—	(66,997	)(b)
BofA Securities, Inc.	1,890,836	1,890,836		—	—
Citigroup Global Markets, Inc.	695,030	605,398		—	(89,632	)(b)
Goldman Sachs & Co. LLC	654,034	617,678		—	(36,356	)(b)
HSBC Bank PLC	411,394	411,394		—	—
J.P. Morgan Securities LLC	218,532	204,341		—	(14,191	)(b)
Jefferies LLC	124,861	124,861		—	—
Scotia Capital (USA), Inc.	10,958	10,399		—	(559	)(b)
State Street Bank & Trust Co.	481,416	471,056		—	(10,360	)(b)
Toronto Dominion Bank	167,676	155,604		—	(12,072	)(b)
UBS AG	412,817	402,184		—	(10,633	)(b)
UBS Securities LLC	452,199	403,715		—	(48,484	)(b)

	$7,436,518	$7,130,472		$—	$(306,046)

MSCI All Country Asia ex Japan
Barclays Capital, Inc.	$1,186,902	$1,186,902		$—	$—
BNP Paribas SA	2,352,430	2,177,861		—	(174,569	)(b)
BofA Securities, Inc.	10,362,104	10,362,104		—	—
Citigroup Global Markets, Inc.	2,449,244	2,449,244		—	—
Credit Suisse Securities (USA) LLC	212,269	212,269		—	—
Goldman Sachs & Co. LLC	771,389	771,389		—	—
HSBC Bank PLC	1,258,565	1,258,565		—	—
J.P. Morgan Securities LLC	7,020,098	6,819,757		—	(200,341	)(b)
Jefferies LLC	4,899,521	4,899,521		—	—
Macquarie Bank Ltd.	447,322	447,322		—	—
Morgan Stanley	24,251,976	24,251,976		—	—
National Financial Services LLC	1,364,904	1,240,238		—	(124,666	)(b)
Nomura Securities International, Inc.	97,275	97,275		—	—
SG Americas Securities LLC	542	542		—	—
State Street Bank & Trust Co.	232,902	208,634		—	(24,268	)(b)
UBS AG	309,304	282,526		—	(26,778	)(b)
UBS Securities LLC	718,007	644,661		—	(73,346	)(b)

	$57,934,754	$57,310,786		$—	$(623,968)

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Notes to Financial Statements (unaudited) (continued)

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount

MSCI Europe Small-Cap
Barclays Capital, Inc.	$1,183,910	$1,183,910		$—	$—
BNP Paribas SA	592,544	592,544		—	—
BofA Securities, Inc.	787,816	787,816		—	—
Citigroup Global Markets, Inc.	240,425	240,425		—	—
Credit Suisse AG	30,420	30,420		—	—
Credit Suisse Securities (USA) LLC	304,500	304,500		—	—
Goldman Sachs & Co. LLC	2,072,622	2,072,622		—	—
HSBC Bank PLC	124,937	124,937		—	—
J.P. Morgan Securities LLC	357,333	357,333		—	—
Jefferies LLC	331,784	331,784		—	—
Macquarie Bank Ltd.	397,183	397,183		—	—
Morgan Stanley	2,150,402	2,150,402		—	—
UBS AG	505,670	505,670		—	—

	$9,079,546	$9,079,546		$—	$—

MSCI Kokusai
Barclays Bank PLC	$91,466	$87,643		$—	$(3,823	)(b)
Barclays Capital, Inc.	38,635	38,567		—	(68	)(b)
BNP Paribas SA	3,808,073	3,602,960		—	(205,113	)(b)
BofA Securities, Inc.	6,370,912	6,370,912		—	—
Citigroup Global Markets, Inc.	74,297	74,128		—	(169	)(b)
Credit Suisse AG	250,503	250,503		—	—
Goldman Sachs & Co. LLC	320,372	285,262		—	(35,110	)(b)
ING Financial Markets LLC	20,574	18,899		—	(1,675	)(b)
J.P. Morgan Securities LLC	185,118	182,337		—	(2,781	)(b)
Jefferies LLC	46,384	42,606		—	(3,778	)(b)
Morgan Stanley	231,084	231,084		—	—
National Financial Services LLC	466	449		—	(17	)(b)
Scotia Capital (USA), Inc.	12,715	12,018		—	(697	)(b)
SG Americas Securities LLC	23,971	22,219		—	(1,752	)(b)
UBS AG	62,144	60,142		—	(2,002	)(b)
UBS Securities LLC	21,740	19,855		—	(1,885	)(b)
Wells Fargo Securities LLC	22,394	20,252		—	(2,142	)(b)

	$11,580,848	$11,319,836		$—	$(261,012)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or

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Notes to Financial Statements (unaudited) (continued)

payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI ACWI ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

MSCI ACWI Low Carbon Target	0.20%
MSCI Europe Financials	0.48
MSCI Europe Small-Cap	0.40
MSCI Kokusai	0.25

For its investment advisory services to the iShares MSCI All Country Asia ex Japan ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $14 billion	0.75%
Over $14 billion, up to and including $28 billion	0.68
Over $28 billion, up to and including $42 billion	0.61
Over $42 billion, up to and including $56 billion	0.54
Over $56 billion, up to and including $70 billion	0.47
Over $70 billion, up to and including $84 billion	0.41
Over $84 billion	0.35

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For each of the iShares MSCI ACWI and iShares MSCI All Country Asia ex Japan ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for the Funds through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

For six months ended January 31, 2022, there were no fees waived by BFA pursuant to this arrangement.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for

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Notes to Financial Statements (unaudited) (continued)

securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, the iShares MSCI Kokusai ETF (the “Group 1 Fund”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares MSCI ACWI ETF, iShares MSCI ACWI Low Carbon Target ETF, iShares MSCI All Country Asia ex Japan ETF, iShares MSCI Europe Financials ETF and iShares MSCI Europe Small-Cap ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) the Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2022, each Fund retains 82% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

MSCI ACWI	$137,808
MSCI ACWI Low Carbon Target	3,382
MSCI All Country Asia ex Japan	239,015
MSCI Europe Small-Cap	61,630
MSCI Kokusai	1,320

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI ACWI	$47,256,050	$46,868,976	$(7,214,299)
MSCI ACWI Low Carbon Target	37,944,193	34,965,816	(1,648,804)
MSCI All Country Asia ex Japan	15,011,110	23,390,086	(6,418,652)
MSCI Europe Financials	3,869,930	8,042,749	(3,021,057)
MSCI Europe Small-Cap	4,318,347	8,181,210	(118,257)
MSCI Kokusai	538,142	670,162	(86,793)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

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Notes to Financial Statements (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

MSCI ACWI	$664,949,050	$546,680,327
MSCI ACWI Low Carbon Target	146,350,025	98,754,752
MSCI All Country Asia ex Japan	735,222,628	924,831,653
MSCI Europe Financials	49,565,663	65,456,007
MSCI Europe Small-Cap	36,097,947	29,519,546
MSCI Kokusai	63,898,764	15,707,544

For the six months ended January 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

MSCI ACWI	$2,243,260,738	$660,985,943
MSCI ACWI Low Carbon Target	392,212,835	—
MSCI All Country Asia ex Japan	68,769,556	556,168,809
MSCI Europe Financials	359,217,184	87,886,238
MSCI Europe Small-Cap	28,603,145	147,348,526
MSCI Kokusai	3,642,819,331	326,136,819

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

MSCI ACWI	$679,000,774
MSCI ACWI Low Carbon Target	28,962,796
MSCI All Country Asia ex Japan	940,995,812
MSCI Europe Financials	76,949,634
MSCI Europe Small-Cap	5,565,387
MSCI Kokusai	18,539,843

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

MSCI ACWI	$14,094,815,330	$5,293,379,721	$(702,786,393)	$4,590,593,328
MSCI ACWI Low Carbon Target	1,079,828,864	246,375,335	(39,303,806)	207,071,529
MSCI All Country Asia ex Japan	3,795,432,997	1,183,925,125	(301,784,806)	882,140,319
MSCI Europe Financials	1,901,148,529	95,053,441	(98,050,065)	(2,996,624)
MSCI Europe Small-Cap	341,642,580	12,258,345	(50,047,785)	(37,789,440)
MSCI Kokusai	3,878,422,896	127,252,368	(24,401,583)	102,850,785

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Notes to Financial Statements (unaudited) (continued)

9.	LINE OF CREDIT

The iShares MSCI ACWI, iShares MSCI ACWI Low Carbon Target and iShares MSCI All Country Asia ex Japan ETFs, along with certain other iShares funds (“Participating Funds”), are parties to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on October 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Funds, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement. The Credit Agreement was terminated on August 12, 2021.

Effective August 13, 2021, the iShares MSCI ACWI, iShares MSCI ACWI Low Carbon Target and iShares MSCI All Country Asia ex Japan ETFs, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six months ended January 31, 2022, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Credit Agreement and Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI ACWI	$6,400,000	$208,696	1.10%
MSCI ACWI Low Carbon Target	1,090,000	35,543	1.10
MSCI All Country Asia ex Japan	15,500,000	618,576	1.09

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The iShares MSCI All Country Asia ex Japan ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

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Notes to Financial Statements (unaudited) (continued)

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other

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Notes to Financial Statements (unaudited) (continued)

trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/22		Year Ended 07/31/21

iShares ETF	Shares	Amount	Shares	Amount

MSCI ACWI
Shares sold	24,000,000	$2,459,323,347	22,600,000	$2,027,841,125
Shares redeemed	(6,800,000)	(710,323,281)	(11,000,000)	(1,021,050,416)

Net increase	17,200,000	$1,749,000,066	11,600,000	$1,006,790,709

MSCI ACWI Low Carbon Target
Shares sold	2,600,000	$444,151,989	1,750,000	$258,113,034

MSCI All Country Asia ex Japan
Shares sold	7,200,000	$600,532,511	17,800,000	$1,575,533,337
Shares redeemed	(14,200,000)	(1,226,376,284)	(8,000,000)	(731,227,430)

Net increase (decrease)	(7,000,000)	$(625,843,773)	9,800,000	$844,305,907

MSCI Europe Financials
Shares sold	17,550,000	$364,576,694	50,250,000	$936,699,560
Shares redeemed	(4,650,000)	(91,614,024)	(21,200,000)	(382,673,104)

Net increase	12,900,000	$272,962,670	29,050,000	$554,026,456

MSCI Europe Small-Cap
Shares sold	500,000	$35,879,749	3,700,000	$259,856,157
Shares redeemed	(2,150,000)	(149,805,352)	—	—

Net increase (decrease)	(1,650,000)	$(113,925,603)	3,700,000	$259,856,157

MSCI Kokusai
Shares sold	39,500,000	$3,704,420,090	3,050,000	$289,662,474
Shares redeemed	(3,450,000)	(336,423,551)	(150,000)	(12,750,674)

Net increase	36,050,000	$3,367,996,539	2,900,000	$276,911,800

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units

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Notes to Financial Statements (unaudited) (continued)

may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI ACWI ETF is expected to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the statements of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

In February 2022, iShares MSCI Kokusai ETF redeemed $3,755,883,360 of capital shares.

N O T E S T O F I N A N C I A L S T A T E M E N T S	113

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI ACWI ETF, iShares MSCI ACWI Low Carbon Target ETF, iShares MSCI All Country Asia ex Japan ETF, iShares MSCI Europe Financials ETF, iShares MSCI Europe Small-Cap ETF and iShares MSCI Kokusai ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

MSCI ACWI(a)	$0.968975	$—	$0.119334	$1.088309	89%	—%	11%	100%
MSCI ACWI Low Carbon Target(a)	1.447036	—	0.129787	1.576823	92	—	8	100
MSCI All Country Asia ex Japan(a)	0.428368	—	1.117398	1.545766	28	—	72	100
MSCI Europe Small-Cap(a)	1.018744	—	0.026410	1.045154	97	—	3	100
MSCI Kokusai(a)	0.935292	—	0.014294	0.949586	98	—	2	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	115

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

116	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	117

Want to know more?

iShares.com   |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-105-0122

JANUARY 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Currency Hedged MSCI ACWI ex U.S. ETF | HAWX | NYSE Arca

•	iShares Currency Hedged MSCI EAFE ETF | HEFA | Cboe BZX

•	iShares Currency Hedged MSCI EAFE Small-Cap ETF | HSCZ | NYSE Arca

•	iShares MSCI ACWI ex U.S. ETF | ACWX | NASDAQ

•	iShares MSCI EAFE ETF | EFA | NYSE Arca

•	iShares MSCI EAFE Small-Cap ETF | SCZ | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.

Equity prices were mixed, as persistently high inflation droveinvestors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	3.44%	23.29%

U.S. small cap equities (Russell 2000® Index)	(8.41)	(1.21)

International equities (MSCI Europe, Australasia, Far East Index)	(3.43)	7.03

Emerging market equities (MSCI Emerging Markets Index)	(4.59)	(7.23)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.87)	(4.43)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(3.17)	(2.97)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.56)	(1.22)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(1.55)	2.05

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2022	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Investment Objective

The iShares Currency Hedged MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization developed and emerging equities, excluding the U.S., while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI ACWI ex USA 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI ACWI ex U.S. ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	0.73%	9.79%	9.13%	7.23%	9.79%	54.77%	58.46%
Fund Market	0.76	9.56	9.12	7.24	9.56	54.73	58.57
Index	0.21	8.96	9.14	7.21	8.96	54.85	58.20

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$ 1,000.00	$ 1,007.30	$ 0.15		$ 1,000.00	$ 1,025.10	$ 0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	100.1%
Short-term Investments	0.0 (a)
Forward foreign currency exchange contracts, net cumulative appreciation	0.8
Other assets less liabilities	(0.9)

(a)	Rounds to less than 0.1%.

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Financials	20.4%
Information Technology	12.6
Consumer Discretionary	12.2
Industrials	12.1
Health Care	8.9
Consumer Staples	8.4
Materials	8.2
Communication Services	6.3
Energy	5.4
Utilities	3.1
Real Estate	2.4

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022	iShares® Currency Hedged MSCI EAFE ETF

Investment Objective

The iShares Currency Hedged MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization equities in Europe, Australasia, and the Far East while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE® 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	2.03%	16.40%	9.33%	8.42%	16.40%	56.18%	90.96%
Fund Market	2.09	16.32	9.31	8.42	16.32	56.05	90.94
Index	1.55	15.57	9.33	8.41	15.57	56.21	90.84

The inception date of the Fund was 1/31/14. The first day of secondary market trading was 2/4/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$ 1,000.00	$ 1,020.30	$ 0.15		$ 1,000.00	$ 1,025.10	$ 0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	100.2%
Short-term Investments	0.3
Forward foreign currency exchange contracts, net cumulative appreciation	1.1
Other assets less liabilities	(1.6)

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Financials	18.1%
Industrials	15.5
Consumer Discretionary	12.6
Health Care	12.3
Consumer Staples	10.3
Information Technology	8.7
Materials	7.7
Communication Services	4.6
Energy	3.9
Utilities	3.4
Real Estate	2.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2022	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Investment Objective

The iShares Currency Hedged MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, while mitigating exposure to fluctuations between the value of the component currencies and the U.S. dollar, as represented by the MSCI EAFE Small-Cap 100% Hedged to USD Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares MSCI EAFE Small-Cap ETF.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(2.72)%	11.43%	10.02%	9.16%	11.43%	61.18%	78.26%
Fund Market	(2.69)	11.12	10.03	9.17	11.12	61.29	78.32
Index	(3.36)	10.40	10.16	9.19	10.40	62.19	78.38

The inception date of the Fund was 6/29/15. The first day of secondary market trading was 7/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$1,000.00	$ 972.80	$ 0.15		$ 1,000.00	$ 1,025.10	$ 0.15		0.03%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY INVESTMENT TYPE

Investment Type	Percent of Net Assets

Investment Companies	100.1%
Short-term Investments	0.1
Forward foreign currency exchange contracts, net cumulative appreciation	1.1
Other assets less liabilities	(1.3)

ALLOCATION BY SECTOR (of the UNDERLYING FUND)

Sector	Percent of Total Investment(a)

Industrials	23.4%
Consumer Discretionary	12.6
Real Estate	12.3
Financials	11.0
Information Technology	10.0
Materials	9.5
Health Care	6.1
Consumer Staples	5.6
Communication Services	4.5
Utilities	3.1
Energy	1.9

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022	iShares® MSCI ACWI ex U.S. ETF

Investment Objective

The iShares MSCI ACWI ex U.S. ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.34)%	4.50%	8.14%	6.16%	4.50%	47.86%	81.75%
Fund Market	(2.62)	4.64	8.11	6.13	4.64	47.68	81.35
Index	(3.27)	3.63	8.04	6.18	3.63	47.18	82.16

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$ 1,000.00	$ 976.60	$ 1.59		$ 1,000.00	$ 1,023.60	$ 1.63		0.32%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	20.4%
Information Technology	12.6
Consumer Discretionary	12.2
Industrials	12.1
Health Care	8.9
Consumer Staples	8.4
Materials	8.2
Communication Services	6.3
Energy	5.4
Utilities	3.1
Real Estate	2.4

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	14.2%
China	9.6
United Kingdom	9.0
Canada	7.6
France	7.3
Switzerland	6.4
Germany	5.6
Australia	4.8
Taiwan	4.7
India	3.7

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2022	iShares® MSCI EAFE ETF

Investment Objective

The iShares MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(2.61)%	8.17%	8.06%	6.99%	8.17%	47.33%	96.54%
Fund Market	(2.74)	8.25	8.04	6.97	8.25	47.18	96.14
Index	(3.43)	7.03	7.85	6.94	7.03	45.92	95.60

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio

$ 1,000.00	$ 973.90	$ 1.64		$ 1,000.00	$ 1,023.50	$ 1.68		0.33%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	18.1%
Industrials	15.5
Consumer Discretionary	12.6
Health Care	12.3
Consumer Staples	10.3
Information Technology	8.7
Materials	7.7
Communication Services	4.6
Energy	3.9
Utilities	3.4
Real Estate	2.9

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	22.5%
United Kingdom	14.3
France	11.6
Switzerland	10.3
Germany	8.9
Australia	7.7
Netherlands	5.3
Sweden	3.5
Hong Kong	2.9
Denmark	2.5

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022	iShares® MSCI EAFE Small-Cap ETF

Investment Objective

The iShares MSCI EAFE Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE Small Cap Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(7.27)%	3.32%	8.65%	9.08%	3.32%	51.39%	138.59%
Fund Market	(7.15)	3.83	8.68	9.03	3.83	51.65	137.47
Index	(7.98)	2.42	8.61	9.09	2.42	51.12	138.68

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio

$ 1,000.00	$ 927.30	$ 1.89		$ 1,000.00	$ 1,023.20	$ 1.99		0.39%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Industrials	23.4%
Consumer Discretionary	12.6
Real Estate	12.3
Financials	11.0
Information Technology	10.0
Materials	9.5
Health Care	6.1
Consumer Staples	5.6
Communication Services	4.5
Utilities	3.1
Energy	1.9

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	27.3%
United Kingdom	17.2
Australia	9.3
Sweden	6.8
Germany	5.3
Switzerland	4.9
France	3.5
Israel	3.2
Italy	2.9
Netherlands	2.7

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® Currency Hedged MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.1%
iShares MSCI ACWI ex U.S. ETF(a)	2,263,984	$122,662,653

Total Investment Companies — 100.1% (Cost: $112,882,129)		122,662,653

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	60,000	60,000

Total Short-Term Investments — 0.0% (Cost: $60,000)		60,000

Total Investments in Securities — 100.1% (Cost: $112,942,129)		122,722,653

Other Assets, Less Liabilities — (0.1)%		(166,834)

Net Assets — 100.0%		$122,555,819

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$70,000	$—	$(10,000)	(a)	$—	$—	$60,000	60,000	$2	$—
iShares MSCI ACWI ex U.S. ETF	120,314,149	18,477,151	(10,449,636)		1,219,806	(6,898,817)	122,662,653	2,263,984	2,153,505	—

					$1,219,806	$(6,898,817)	$122,722,653		$2,153,507	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	7,684,000	USD	5,413,787	MS	02/04/22	$19,221
BRL	505,000	USD	92,688	MS	02/04/22	2,362
BRL	326,000	USD	58,059	SSB	02/04/22	3,300
CAD	11,933,000	USD	9,382,765	SSB	02/04/22	4,776
CHF	7,639,000	USD	8,205,133	MS	02/04/22	38,958
CLP	23,000	USD	29	MS	02/04/22	—
CLP	18,785,000	USD	21,969	SSB	02/04/22	1,485
DKK	14,217,000	USD	2,142,050	CITI	02/04/22	4,647
EUR	23,807,000	USD	26,687,647	SSB	02/04/22	59,396
GBP	8,630,000	USD	11,578,439	SSB	02/04/22	27,897
HKD	80,544,000	USD	10,329,463	CITI	02/04/22	597
ILS	1,085,000	USD	341,448	JPM	02/04/22	1,333

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

ILS	61,000	USD	19,219	SSB	02/04/22	$53
INR	20,741,000	USD	277,357	MS	02/04/22	496
JPY	2,070,262,000	USD	17,967,375	BOA	02/04/22	22,661
JPY	19,237,000	USD	167,090	DB	02/04/22	75
MXN	15,286,000	USD	740,052	JPM	02/04/22	749
MXN	870,000	USD	42,087	SSB	02/04/22	76
NOK	4,625,000	USD	518,709	JPM	02/04/22	1,288
NOK	273,000	USD	30,546	SSB	02/04/22	148
NZD	245,000	USD	160,900	JPM	02/04/22	306
RUB	91,515,000	USD	1,179,217	MS	02/04/22	4,030
SEK	28,785,000	USD	3,083,925	BOA	02/04/22	3,073
SGD	1,098,000	USD	812,040	CITI	02/04/22	721
TRY	68,000	USD	5,036	BBP	02/04/22	63
TRY	1,178,000	USD	87,667	CITI	02/04/22	650
USD	5,823,504	AUD	8,009,000	BNP	02/04/22	160,703
USD	86,524	AUD	119,000	DB	02/04/22	2,384
USD	41,165	CAD	52,000	BOA	02/04/22	257
USD	9,993,667	CAD	12,624,000	JPM	02/04/22	62,526
USD	8,619,819	CHF	7,848,000	BNP	02/04/22	150,173
USD	278,978	CHF	254,000	DB	02/04/22	4,858
USD	2,272,972	DKK	14,857,000	BNP	02/04/22	29,639
USD	13,326	DKK	87,000	BOA	02/04/22	190
USD	344,778	EUR	303,000	BOA	02/04/22	4,360
USD	46,704	EUR	41,000	MS	02/04/22	640
USD	28,214,848	EUR	24,796,000	SSB	02/04/22	356,668
USD	12,242,150	GBP	9,039,000	CITI	02/04/22	85,757
USD	195,027	GBP	144,000	SSB	02/04/22	1,364
USD	11,274,705	HKD	87,897,000	BNP	02/04/22	1,595
USD	14,781	ILS	46,000	BBP	02/04/22	248
USD	354,738	ILS	1,104,000	BNP	02/04/22	5,955
USD	4,705,352	INR	351,071,000	MS	02/04/22	2,301
USD	739,884	MXN	15,222,000	BNP	02/04/22	2,185
USD	41,660	MXN	857,000	BOA	02/04/22	127
USD	3,737	MXN	77,000	SSB	02/04/22	5
USD	557,382	NOK	4,918,000	BNP	02/04/22	4,442
USD	193,677	NZD	283,000	BNP	02/04/22	7,467
USD	684	NZD	1,000	UBS	02/04/22	26
USD	1,282,439	RUB	96,961,000	MS	02/04/22	28,778
USD	3,354,050	SEK	30,361,000	BNP	02/04/22	98,037
USD	879,554	SGD	1,186,000	HSBC	02/04/22	1,654
USD	648,435	THB	21,532,000	BNP	02/04/22	1,741
ZAR	18,443,000	USD	1,191,868	MS	02/04/22	7,748
KRW	6,488,980,000	USD	5,379,537	MS	02/07/22	3,084
MYR	2,192,000	USD	523,787	MS	02/07/22	490
USD	5,793,235	KRW	6,893,145,000	MS	02/07/22	75,358
USD	526,927	MYR	2,192,000	MS	02/07/22	2,650
CNH	10,000	USD	1,569	DB	02/09/22	—
CNH	12,332,000	USD	1,933,112	MS	02/09/22	2,178
TWD	161,313,000	USD	5,795,517	MS	02/09/22	5,156
USD	6,191,616	TWD	171,045,000	MS	02/09/22	40,988

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	678,000	USD	477,743	BNP	03/04/22	$1,689
CAD	343,000	USD	269,685	SSB	03/04/22	143
CHF	467,000	USD	501,996	BOA	03/04/22	2,364
CNH	817,000	USD	127,883	UBS	03/04/22	118
DKK	1,603,000	USD	241,669	DB	03/04/22	517
EUR	821,000	USD	920,902	CITI	03/04/22	2,014
HKD	857,000	USD	109,901	JPM	03/04/22	12
ILS	37,000	USD	11,650	CITI	03/04/22	46
INR	2,872,000	USD	38,369	MS	03/04/22	12
JPY	149,003,000	USD	1,293,451	BOA	03/04/22	1,636
MXN	846,000	USD	40,773	UBS	03/04/22	37
NZD	22,000	USD	14,442	BOA	03/04/22	27
SEK	2,433,000	USD	260,726	DB	03/04/22	260
TRY	20,000	USD	1,473	SSB	03/04/22	5
TWD	1,622,000	USD	58,410	MS	03/04/22	35
USD	1,514,171	BRL	8,099,000	MS	03/04/22	296
USD	101,570	CAD	129,000	JPM	03/04/22	89
USD	214,885	CLP	172,367,000	MS	03/04/22	478
USD	359,175	JPY	41,290,000	JPM	03/04/22	296
USD	143,669	KRW	173,317,000	MS	03/04/22	34
USD	3,138	MXN	65,000	JPM	03/04/22	3
USD	11,551	RUB	901,000	MS	03/04/22	2
USD	645	SEK	6,000	CITI	03/04/22	1
USD	609,224	THB	20,275,000	CITI	03/04/22	368
USD	841	THB	28,000	JPM	03/04/22	—
USD	4,241	THB	141,000	UBS	03/04/22	7
USD	5,380	ZAR	83,000	SSB	03/04/22	2

						1,360,584

AUD	1,000	USD	717	BNP	02/04/22	(10)
AUD	434,000	USD	310,518	BOA	02/04/22	(3,656)
AUD	9,000	USD	6,548	JPM	02/04/22	(184)
BRL	8,099,000	USD	1,524,690	MS	02/04/22	(307)
CAD	741,000	USD	586,886	BOA	02/04/22	(3,951)
CAD	2,000	USD	1,588	BSCH	02/04/22	(14)
CHF	45,000	USD	49,403	BBP	02/04/22	(839)
CHF	1,000	USD	1,085	BOA	02/04/22	(6)
CHF	417,000	USD	454,249	JPM	02/04/22	(4,218)
CLP	176,566,000	USD	220,992	MS	02/04/22	(540)
DKK	727,000	USD	110,454	BOA	02/04/22	(681)
EUR	3,000	USD	3,385	BNP	02/04/22	(14)
EUR	1,330,000	USD	1,503,634	UBS	02/04/22	(9,386)
GBP	1,000	USD	1,352	BNP	02/04/22	(7)
GBP	552,000	USD	745,771	JPM	02/04/22	(3,396)
HKD	113,000	USD	14,495	CITI	02/04/22	(2)
HKD	2,116,000	USD	271,430	DB	02/04/22	(46)
HKD	11,000	USD	1,413	JPM	02/04/22	(2)
HKD	5,113,000	USD	656,657	SSB	02/04/22	(896)
ILS	4,000	USD	1,288	SSB	02/04/22	(25)
INR	333,455,000	USD	4,468,289	MS	02/04/22	(1,227)
JPY	130,081,000	USD	1,141,383	JPM	02/04/22	(11,013)

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

NOK	19,000	USD	2,157	JPM	02/04/22	$(21)
NOK	1,000	USD	113	SSB	02/04/22	—
NZD	25,000	USD	17,113	BBP	02/04/22	(663)
NZD	14,000	USD	9,361	BNP	02/04/22	(149)
RUB	5,446,000	USD	72,085	MS	02/04/22	(1,670)
SEK	4,000	USD	432	DB	02/04/22	(3)
SEK	1,572,000	USD	169,872	JPM	02/04/22	(1,286)
SGD	11,000	USD	8,158	BBP	02/04/22	(16)
SGD	7,000	USD	5,194	BSCH	02/04/22	(12)
SGD	70,000	USD	52,072	SSB	02/04/22	(257)
THB	20,275,000	USD	609,549	CITI	02/04/22	(608)
THB	47,000	USD	1,418	HSBC	02/04/22	(6)
THB	3,000	USD	91	SSB	02/04/22	(1)
THB	1,207,000	USD	36,608	UBS	02/04/22	(357)
USD	6,386	BRL	36,000	CITI	02/04/22	(390)
USD	1,583,972	BRL	8,894,000	SSB	02/04/22	(90,045)
USD	1,733	CLP	1,483,000	CITI	02/04/22	(118)
USD	226,760	CLP	193,891,000	SSB	02/04/22	(15,324)
USD	41,804	INR	3,125,000	MS	02/04/22	(59)
USD	19,278,701	JPY	2,219,580,000	BOA	02/04/22	(8,869)
USD	91,216	TRY	1,246,000	MS	02/04/22	(2,200)
USD	8,187	ZAR	131,000	BBP	02/04/22	(334)
USD	1,172,952	ZAR	18,803,000	BNP	02/04/22	(50,080)
USD	37,543	ZAR	602,000	CITI	02/04/22	(1,614)
ZAR	3,000	USD	197	CITI	02/04/22	(2)
ZAR	1,090,000	USD	71,382	DB	02/04/22	(484)
KRW	404,165,000	USD	338,124	MS	02/07/22	(2,868)
CNH	710,000	USD	112,020	DB	02/09/22	(598)
CNH	2,000	USD	316	JPM	02/09/22	(2)
TWD	9,732,000	USD	351,643	MS	02/09/22	(1,689)
USD	2,035,225	CNH	12,971,000	BNP	02/09/22	(344)
USD	13,018	CNH	83,000	CITI	02/09/22	(8)
BRL	56,000	USD	10,475	MS	03/04/22	(7)
CHF	18,000	USD	19,463	JPM	03/04/22	(23)
CNH	115,000	USD	18,021	HSBC	03/04/22	(3)
DKK	144,000	USD	21,769	BOA	03/04/22	(13)
EUR	171,000	USD	192,336	UBS	03/04/22	(109)
GBP	326,000	USD	438,492	BBP	03/04/22	(140)
KRW	599,364,000	USD	496,848	MS	03/04/22	(131)
MYR	26,000	USD	6,221	MS	03/04/22	(2)
NOK	38,000	USD	4,271	UBS	03/04/22	(1)
NZD	6,000	USD	3,948	BOA	03/04/22	(1)
RUB	7,030,000	USD	90,152	MS	03/04/22	(38)
SGD	3,000	USD	2,220	HSBC	03/04/22	—
USD	451,081	AUD	638,000	BOA	03/04/22	(66)
USD	5,414,309	AUD	7,684,000	MS	03/04/22	(19,251)
USD	150,991	BRL	808,000	MS	03/04/22	(41)
USD	9,382,529	CAD	11,933,000	SSB	03/04/22	(4,835)
USD	8,211,031	CHF	7,639,000	MS	03/04/22	(39,099)
USD	53	CLP	43,000	MS	03/04/22	—

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	1,929,966	CNH	12,332,000	MS	03/04/22	$(2,105)
USD	2,143,301	DKK	14,217,000	CITI	03/04/22	(4,647)
USD	26,702,526	EUR	23,807,000	SSB	03/04/22	(59,811)
USD	419,842	GBP	313,000	DB	03/04/22	(1,030)
USD	11,576,170	GBP	8,630,000	SSB	03/04/22	(28,072)
USD	232,503	HKD	1,813,000	BOA	03/04/22	(20)
USD	10,329,306	HKD	80,544,000	CITI	03/04/22	(704)
USD	341,623	ILS	1,085,000	JPM	03/04/22	(1,336)
USD	947	ILS	3,000	UBS	03/04/22	(1)
USD	4,467,968	INR	334,570,000	MS	03/04/22	(3,129)
USD	17,971,102	JPY	2,070,262,000	BOA	03/04/22	(22,964)
USD	5,374,591	KRW	6,488,980,000	MS	03/04/22	(3,091)
USD	736,641	MXN	15,286,000	JPM	03/04/22	(741)
USD	496,748	MYR	2,081,000	MS	03/04/22	(1,004)
USD	15,356	NOK	137,000	DB	03/04/22	(39)
USD	518,445	NOK	4,625,000	JPM	03/04/22	(1,289)
USD	160,830	NZD	245,000	JPM	03/04/22	(305)
USD	1,114,967	RUB	87,106,000	MS	03/04/22	(1,609)
USD	3,084,608	SEK	28,785,000	BOA	03/04/22	(3,140)
USD	50,280	SGD	68,000	BOA	03/04/22	(48)
USD	811,923	SGD	1,098,000	CITI	03/04/22	(730)
USD	84,471	TRY	1,152,000	CITI	03/04/22	(675)
USD	5,137	TRY	70,000	MS	03/04/22	(36)
USD	5,825,996	TWD	162,003,000	MS	03/04/22	(11,369)
USD	1,187,100	ZAR	18,443,000	MS	03/04/22	(7,819)
USD	11,070	ZAR	172,000	UBS	03/04/22	(74)

						(440,045)

	Net unrealized appreciation					$920,539

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$1,360,584

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$440,045

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$3,319,483

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$880,945

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$128,241,077
Average amounts sold — in USD	$248,981,363

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$1,360,584	$440,045

Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,360,584	440,045
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	1,360,584	440,045

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available	Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Received	Received	Assets	(b)(c)

Bank of America N.A.	$34,695	$(34,695)	$—	$—	$—
Barclays Bank PLC	311	(311)	—	—	—
BNP Paribas SA	463,626	(50,604)	—	—	413,022
Citibank N.A.	94,801	(9,498)	—	—	85,303
Deutsche Bank Securities Inc.	8,094	(2,200)	—	—	5,894
HSBC Bank PLC	1,654	(9)	—	—	1,645
JPMorgan Chase Bank N.A.	66,602	(23,816)	—	—	42,786
Morgan Stanley & Co. International PLC	235,295	(99,291)	—	—	136,004
State Street Bank and Trust Co.	455,318	(199,266)	—	—	256,052
UBS AG	188	(188)	—	—	—

	$1,360,584	$(419,878)	$—	$—	$940,706

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Currency Hedged MSCI ACWI ex U.S. ETF

	Derivative Liabilities Subject to an MNA by	Derivatives Available	Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Pledged	Pledged	Liabilities	(c)(d)

Banco Santander Central Hispano	$26	$—	$—	$—	$26
Bank of America N.A.	43,415	(34,695)	—	—	8,720
Barclays Bank PLC	1,992	(311)	—	—	1,681
BNP Paribas SA	50,604	(50,604)	—	—	—
Citibank N.A.	9,498	(9,498)	—	—	—
Deutsche Bank Securities Inc.	2,200	(2,200)	—	—	—
HSBC Bank PLC	9	(9)	—	—	—
JPMorgan Chase Bank N.A.	23,816	(23,816)	—	—	—
Morgan Stanley & Co. International PLC	99,291	(99,291)	—	—	—
State Street Bank and Trust Co.	199,266	(199,266)	—	—	—
UBS AG	9,928	(188)	—	—	9,740

	$440,045	$(419,878)	$—	$—	$20,167

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.

(b)	Net amount represents the net amount receivable from the counterparty in the event of default.

(c)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.

(d)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$122,662,653	$—	$—	$122,662,653
Money Market Funds	60,000	—	—	60,000

	$122,722,653	$—	$—	$122,722,653

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,360,584	$—	$1,360,584
Liabilities
Forward Foreign Currency Exchange Contracts	—	(440,045)	—	(440,045)

	$—	$920,539	$—	$920,539

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) January 31, 2022	iShares® Currency Hedged MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.2%
iShares MSCI EAFE ETF(a)	44,309,678	$3,359,559,786

Total Investment Companies — 100.2% (Cost: $3,100,386,438)		3,359,559,786

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	9,400,000	9,400,000

Total Short-Term Investments — 0.3% (Cost: $9,400,000)		9,400,000

Total Investments in Securities — 100.5% (Cost: $3,109,786,438)		3,368,959,786

Other Assets, Less Liabilities — (0.5)%		(16,021,117)

Net Assets — 100.0%		$3,352,938,669

(a)	Affiliate of the Fund.

(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$9,400,000	(a)	$—	$—	$—	$9,400,000	9,400,000	$109	$—
iShares MSCI EAFE ETF	2,837,556,835	897,868,035		(224,536,234)	19,511,683	(170,840,533)	3,359,559,786	44,309,678	62,933,861	—

					$19,511,683	$(170,840,533)	$3,368,959,786		$62,933,970	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	330,557,000	USD	232,893,934	CITI	02/04/22	$827,926
CHF	328,041,000	USD	352,337,261	MS	02/04/22	1,688,086
DKK	607,149,000	USD	91,475,299	UBS	02/04/22	201,202
EUR	1,005,790,000	USD	1,127,490,590	SSB	02/04/22	2,509,353
GBP	373,037,000	USD	500,485,091	SSB	02/04/22	1,205,884
HKD	709,070,000	USD	90,935,545	CITI	02/04/22	5,260
ILS	46,712,000	USD	14,700,218	JPM	02/04/22	57,374
JPY	89,240,997,000	USD	774,504,111	BOA	02/04/22	976,846
JPY	775,499,000	USD	6,735,819	CITI	02/04/22	3,064
NOK	199,872,000	USD	22,416,315	JPM	02/04/22	55,675
NZD	10,528,000	USD	6,914,106	JPM	02/04/22	13,155
SEK	1,234,392,000	USD	132,245,423	BNP	02/04/22	134,838

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

SGD	47,714,000	USD	35,287,505	CITI	02/04/22	$31,345
USD	228,526,381	AUD	314,290,000	BNP	02/04/22	6,306,178
USD	1,014,948	AUD	1,427,000	BSCH	02/04/22	5,981
USD	570,383	AUD	799,000	HSBC	02/04/22	5,447
USD	5,366,600	AUD	7,454,000	MS	02/04/22	96,214
USD	3,291,622	AUD	4,527,000	SSB	02/04/22	90,786
USD	4,132,489	AUD	5,761,000	UBS	02/04/22	59,148
USD	364,548,918	CHF	332,036,000	MS	02/04/22	6,212,123
USD	115,662	DKK	756,000	BNP	02/04/22	1,509
USD	274,186	DKK	1,790,000	BOA	02/04/22	3,905
USD	89,932,526	DKK	587,853,000	HSBC	02/04/22	1,169,626
USD	1,620,499	DKK	10,617,000	MS	02/04/22	17,384
USD	370,820	DKK	2,455,000	RBS	02/04/22	127
USD	843,399	DKK	5,550,000	SSB	02/04/22	5,376
USD	128,083	DKK	840,000	TNTC	02/04/22	1,247
USD	268,428	DKK	1,762,000	UBS	02/04/22	2,375
USD	12,128,692	EUR	10,659,000	BOA	02/04/22	153,359
USD	1,734,172	EUR	1,528,000	CBA	02/04/22	17,471
USD	2,375,554	EUR	2,074,000	CITI	02/04/22	45,425
USD	9,466,103	EUR	8,369,000	JPM	02/04/22	63,574
USD	8,073,138	EUR	7,115,000	MS	02/04/22	79,472
USD	64,717	EUR	57,000	RBS	02/04/22	678
USD	1,098,987,548	EUR	965,888,000	SSB	02/04/22	13,817,299
USD	4,964,144	EUR	4,416,000	TDB	02/04/22	2,790
USD	15,991,077	EUR	14,107,000	UBS	02/04/22	141,934
USD	480,434,316	GBP	354,729,000	CITI	02/04/22	3,365,452
USD	4,523,361	GBP	3,338,000	HSBC	02/04/22	34,143
USD	1,302,551	GBP	966,000	JPM	02/04/22	3,395
USD	12,462,162	GBP	9,236,000	MS	02/04/22	40,826
USD	28,510	GBP	21,000	RBS	02/04/22	268
USD	11,903,819	GBP	8,769,000	SSB	02/04/22	110,544
USD	1,587,344	GBP	1,169,000	UBS	02/04/22	15,176
USD	146,667	HKD	1,143,000	CITI	02/04/22	73
USD	91,434,666	HKD	712,821,000	HSBC	02/04/22	12,783
USD	244,838	HKD	1,906,000	JPM	02/04/22	387
USD	722,550	HKD	5,629,000	MS	02/04/22	611
USD	2,451,249	HKD	19,096,000	SSB	02/04/22	2,118
USD	567,114	ILS	1,765,000	CITI	02/04/22	9,503
USD	13,928,422	ILS	43,355,000	HSBC	02/04/22	231,398
USD	37,658	ILS	119,000	JPM	02/04/22	62
USD	272,328	ILS	851,000	SSB	02/04/22	3,474
USD	169,389	ILS	527,000	TNTC	02/04/22	2,896
USD	78,998	ILS	247,000	UBS	02/04/22	963
USD	1,613,688	JPY	184,747,000	HSBC	02/04/22	8,285
USD	1,926,636	JPY	219,591,000	JPM	02/04/22	18,447
USD	4,734,453	JPY	539,099,000	SSB	02/04/22	49,824
USD	10,106,918	JPY	1,152,782,000	UBS	02/04/22	89,544
USD	332,990	NOK	2,938,000	BNP	02/04/22	2,665
USD	86,070	NOK	750,000	CITI	02/04/22	1,746
USD	21,530,219	NOK	189,965,000	HSBC	02/04/22	172,092

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	504,094	NOK	4,468,000	SSB	02/04/22	$1,748
USD	29,200	NZD	43,000	BNP	02/04/22	907
USD	16,737	NZD	25,000	CBA	02/04/22	287
USD	7,591,476	NZD	11,092,000	HSBC	02/04/22	293,112
USD	677	NZD	1,000	RBS	02/04/22	19
USD	186,491	NZD	276,000	SSB	02/04/22	4,888
USD	40,789	NZD	61,000	TDB	02/04/22	652
USD	55,174	NZD	82,000	UBS	02/04/22	1,219
USD	9,368,411	SEK	84,823,000	BNP	02/04/22	271,713
USD	325,336	SEK	3,016,000	CITI	02/04/22	1,890
USD	122,888,311	SEK	1,112,390,000	HSBC	02/04/22	3,591,945
USD	1,889,511	SEK	17,404,000	MS	02/04/22	23,049
USD	278,874	SEK	2,493,000	RBS	02/04/22	11,517
USD	784,293	SEK	7,153,000	SSB	02/04/22	17,182
USD	946,683	SEK	8,732,000	TNTC	02/04/22	10,234
USD	1,319,564	SEK	12,018,000	UBS	02/04/22	30,714
USD	34,781,623	SGD	46,899,000	HSBC	02/04/22	66,052
USD	172,124	SGD	232,000	MS	02/04/22	393
USD	57,144	SGD	77,000	RBS	02/04/22	147
USD	405,952	SGD	546,000	SSB	02/04/22	1,792
AUD	23,848,000	USD	16,804,112	BNP	03/03/22	59,329
CHF	14,068,000	USD	15,121,186	MS	03/03/22	71,795
DKK	54,928,000	USD	8,280,753	CITI	03/03/22	17,723
EUR	18,877,000	USD	21,173,600	CITI	03/03/22	46,183
HKD	16,387,000	USD	2,101,468	JPM	03/03/22	214
ILS	850,000	USD	267,630	CITI	03/03/22	1,041
JPY	5,135,212,000	USD	44,576,969	BOA	03/03/22	56,074
NZD	761,000	USD	499,584	BOA	03/03/22	931
SEK	80,787,000	USD	8,657,302	CITI	03/03/22	8,550
USD	14,645,002	JPY	1,683,672,000	JPM	03/03/22	11,253

						44,788,664

AUD	1,281,000	USD	931,948	JPM	02/04/22	(26,211)
AUD	2,892,000	USD	2,102,839	MS	02/04/22	(58,037)
CHF	5,484,000	USD	6,019,592	MS	02/04/22	(101,201)
DKK	5,324,000	USD	815,084	BNP	02/04/22	(11,186)
EUR	9,942,000	USD	11,320,053	MS	02/04/22	(150,267)
GBP	2,536,000	USD	3,432,637	JPM	02/04/22	(22,014)
GBP	3,258,000	USD	4,408,192	MS	02/04/22	(26,564)
HKD	33,349,000	USD	4,277,837	CITI	02/04/22	(707)
HKD	6,189,000	USD	793,865	MS	02/04/22	(103)
ILS	295,000	USD	95,012	SSB	02/04/22	(1,813)
ILS	408,000	USD	131,466	TNTC	02/04/22	(2,568)
JPY	638,301,000	USD	5,548,577	JPM	02/04/22	(1,908)
JPY	780,265,000	USD	6,782,065	UBS	02/04/22	(1,766)
NOK	1,745,000	USD	198,002	CITI	02/04/22	(1,809)
NOK	1,284,000	USD	145,775	JPM	02/04/22	(1,412)
NZD	962,000	USD	658,486	CITI	02/04/22	(25,505)
NZD	92,000	USD	62,943	SSB	02/04/22	(2,408)
NZD	13,000	USD	8,898	UBS	02/04/22	(345)
SEK	4,608,000	USD	510,004	JPM	02/04/22	(15,827)

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

SEK	10,805,000	USD	1,195,173	MS	02/04/22	$(36,409)
SGD	416,000	USD	308,518	BNP	02/04/22	(587)
SGD	412,000	USD	305,706	BSCH	02/04/22	(735)
SGD	437,000	USD	324,089	CITI	02/04/22	(613)
USD	330,119	AUD	472,000	HSBC	02/04/22	(3,610)
USD	1,604,312	CHF	1,489,000	MS	02/04/22	(2,632)
USD	127,299	DKK	850,000	SSB	02/04/22	(1,047)
USD	1,693,284	EUR	1,519,000	UBS	02/04/22	(13,305)
USD	807,537	GBP	603,000	CBA	02/04/22	(3,427)
USD	884,687	HKD	6,898,000	CITI	02/04/22	(6)
USD	5,001	HKD	39,000	RBS	02/04/22	(1)
USD	137,951	HKD	1,076,000	SSB	02/04/22	(49)
USD	86,303	ILS	274,000	BOA	02/04/22	(261)
USD	22,217	ILS	71,000	SSB	02/04/22	(214)
USD	64,716	ILS	206,000	TNTC	02/04/22	(365)
USD	3,288,437	JPY	381,712,000	BNP	02/04/22	(28,540)
USD	756,298,215	JPY	87,073,521,000	BOA	02/04/22	(347,942)
USD	7,526,129	JPY	867,929,000	BSCH	02/04/22	(15,947)
USD	4,016,157	JPY	464,045,000	CBA	02/04/22	(16,273)
USD	2,403,742	JPY	277,001,000	MS	02/04/22	(3,324)
USD	43,486	JPY	5,029,000	TDB	02/04/22	(215)
USD	2,332,802	JPY	269,606,000	UBS	02/04/22	(10,004)
USD	161,705	NOK	1,447,000	CITI	02/04/22	(984)
USD	373,667	NOK	3,333,000	SSB	02/04/22	(1,069)
USD	9,812	NZD	15,000	SSB	02/04/22	(58)
USD	188,339	SEK	1,776,000	SSB	02/04/22	(2,125)
USD	148,022	SGD	201,000	BNP	02/04/22	(762)
USD	755,543	SGD	1,024,000	SSB	02/04/22	(2,442)
CHF	1,242,000	USD	1,343,088	MS	03/03/22	(1,768)
DKK	7,128,000	USD	1,077,560	HSBC	03/03/22	(668)
EUR	8,543,000	USD	9,608,987	UBS	03/03/22	(5,734)
GBP	14,822,000	USD	19,938,125	JPM	03/03/22	(7,772)
NOK	1,978,000	USD	222,339	UBS	03/03/22	(57)
NZD	272,000	USD	178,963	BOA	03/03/22	(67)
SEK	1,412,000	USD	151,716	CITI	03/03/22	(254)
SGD	220,000	USD	162,835	SSB	03/03/22	(8)
USD	232,917,404	AUD	330,557,000	CITI	03/03/22	(826,655)
USD	19,390,429	AUD	27,426,000	TNTC	03/03/22	(3,094)
USD	352,570,152	CHF	328,041,000	MS	03/03/22	(1,703,433)
USD	91,525,976	DKK	607,149,000	UBS	03/03/22	(201,588)
USD	1,128,101,105	EUR	1,005,790,000	SSB	03/03/22	(2,515,311)
USD	500,389,967	GBP	373,037,000	SSB	03/03/22	(1,212,985)
USD	24,727,640	GBP	18,435,000	UBS	03/03/22	(60,921)
USD	4,296,247	HKD	33,501,000	BOA	03/03/22	(357)
USD	90,934,157	HKD	709,070,000	CITI	03/03/22	(6,203)
USD	14,707,068	ILS	46,712,000	JPM	03/03/22	(57,813)
USD	20,842	ILS	66,000	SSB	03/03/22	(19)
USD	774,661,432	JPY	89,240,997,000	BOA	03/03/22	(982,736)
USD	962,681	NOK	8,588,000	CITI	03/03/22	(2,412)
USD	22,405,329	NOK	199,872,000	JPM	03/03/22	(55,662)

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Currency Hedged MSCI EAFE ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased			Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	6,911,211	NZD	10,528,000	JPM	03/03/22	$(13,128)
USD	132,275,111	SEK	1,234,392,000	BNP	03/03/22	(135,524)
USD	2,457,838	SGD	3,324,000	BOA	03/03/22	(2,333)
USD	35,282,547	SGD	47,714,000	CITI	03/03/22	(31,710)

						(8,772,809)

	Net unrealized appreciation					$36,015,855

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$44,788,664

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$8,772,809

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$100,653,249

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$45,076,552

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$3,227,914,138
Average amounts sold — in USD	$6,338,550,392

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$44,788,664	$8,772,809

Total derivative assets and liabilities in the Statement of Assets and Liabilities	44,788,664	8,772,809
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	44,788,664	8,772,809

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Currency Hedged MSCI EAFE ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available	Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Received	Received (b)	Assets	(c)(d)

Banco Santander Central Hispano	$5,981	$(5,981)	$—	$—	$—
Bank of America N.A.	1,191,115	(1,191,115)	—	—	—
BNP Paribas SA	6,777,139	(176,599)	—	—	6,600,540
Citibank N.A.	4,365,181	(896,858)	—	—	3,468,323
Commonwealth Bank of Australia	17,758	(17,758)	—	—	—
HSBC Bank PLC	5,584,883	(4,278)	—	—	5,580,605
JPMorgan Chase Bank N.A.	223,536	(201,747)	—	—	21,789
Morgan Stanley & Co. International PLC	8,229,953	(2,083,738)	—	(6,146,215)	—
Royal Bank of Scotland PLC	12,756	(1)	—	—	12,755
State Street Bank and Trust Co.	17,820,268	(3,739,548)	—	—	14,080,720
The Northern Trust Company	14,377	(6,027)	—	—	8,350
Toronto Dominion Bank	3,442	(215)	—	—	3,227
UBS AG	542,275	(293,720)	—	—	248,555

	$44,788,664	$(8,617,585)	$—	$(6,146,215)	$30,024,864

	Derivative Liabilities Subject to an MNA by	Derivatives Available	Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Pledged	Pledged	Liabilities	(d)(e)

Banco Santander Central Hispano	$16,682	$(5,981)	$—	$—	$10,701
Bank of America N.A.	1,333,696	(1,191,115)	—	—	142,581
BNP Paribas SA	176,599	(176,599)	—	—	—
Citibank N.A.	896,858	(896,858)	—	—	—
Commonwealth Bank of Australia	19,700	(17,758)	—	—	1,942
HSBC Bank PLC	4,278	(4,278)	—	—	—
JPMorgan Chase Bank N.A.	201,747	(201,747)	—	—	—
Morgan Stanley & Co. International PLC	2,083,738	(2,083,738)	—	—	—
Royal Bank of Scotland PLC	1	(1)	—	—	—
State Street Bank and Trust Co.	3,739,548	(3,739,548)	—	—	—
The Northern Trust Company	6,027	(6,027)	—	—	—
Toronto Dominion Bank	215	(215)	—	—	—
UBS AG	293,720	(293,720)	—	—	—

	$8,772,809	$(8,617,585)	$—	$—	$155,224

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Currency Hedged MSCI EAFE ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$3,359,559,786	$—	$—	$3,359,559,786
Money Market Funds	9,400,000	—	—	9,400,000

	$3,368,959,786	$—	$—	$3,368,959,786

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$44,788,664	$—	$44,788,664
Liabilities
Forward Foreign Currency Exchange Contracts	—	(8,772,809)	—	(8,772,809)

	$—	$36,015,855	$—	$36,015,855

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® Currency Hedged MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.2%
iShares MSCI EAFE Small-Cap ETF(a)	1,586,389	$108,889,741

Total Investment Companies — 100.2% (Cost: $104,657,906)		108,889,741

Short-Term Investments

Money Market Funds — 0.0%

BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	60,000	60,000

Total Short-Term Investments — 0.0% (Cost: $60,000)		60,000

Total Investments in Securities — 100.2% (Cost: $104,717,906)		108,949,741

Other Assets, Less Liabilities — (0.2)%		(265,799)

Net Assets — 100.0%		$108,683,942

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$60,000	$0	(a)	$—	$—	$—	$60,000	60,000	$3	$—
iShares MSCI EAFE Small-Cap ETF	98,122,469	27,807,723		(6,592,169)	610,162	(11,058,444)	108,889,741	1,586,389	2,281,731	—

					$610,162	$(11,058,444)	$108,949,741		$2,281,734	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

AUD	15,407,000	USD	10,854,965	MS	02/04/22	$38,626
CHF	5,331,000	USD	5,726,085	MS	02/04/22	27,187
DKK	13,209,000	USD	1,990,116	UBS	02/04/22	4,377
EUR	20,996,000	USD	23,536,516	SSB	02/04/22	52,383
GBP	15,220,000	USD	20,419,913	SSB	02/04/22	49,200
HKD	15,952,000	USD	2,045,784	CITI	02/04/22	118
ILS	9,585,000	USD	3,016,390	JPM	02/04/22	11,773
JPY	3,531,016,000	USD	30,644,956	BOA	02/04/22	38,651
NOK	25,016,000	USD	2,805,628	JPM	02/04/22	6,968
NZD	1,647,000	USD	1,081,643	JPM	02/04/22	2,058
SEK	76,625,000	USD	8,209,147	BNP	02/04/22	8,370
SGD	2,734,000	USD	2,021,965	CITI	02/04/22	1,796

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	11,480,402	AUD	15,792,000	MS	02/04/22	$314,596
USD	6,564,741	CHF	5,977,000	BOA	02/04/22	114,299
USD	17,548	CHF	16,000	JPM	02/04/22	281
USD	2,074,865	DKK	13,562,000	BOA	02/04/22	27,070
USD	6,250	DKK	41,000	SSB	02/04/22	59
USD	311,780	EUR	274,000	BOA	02/04/22	3,942
USD	76,024	EUR	67,000	JPM	02/04/22	750
USD	11,391	EUR	10,000	MS	02/04/22	156
USD	24,103,691	EUR	21,183,000	SSB	02/04/22	304,698
USD	20,264,084	GBP	14,962,000	CITI	02/04/22	141,950
USD	858,722	GBP	634,000	SSB	02/04/22	6,066
USD	2,067,227	HKD	16,116,000	BOA	02/04/22	292
USD	4,233	HKD	33,000	CITI	02/04/22	1
USD	19,754	HKD	154,000	DB	02/04/22	3
USD	6,678	HKD	52,000	SSB	02/04/22	9
USD	70,048	ILS	218,000	BBP	02/04/22	1,177
USD	3,064,615	ILS	9,538,000	BOA	02/04/22	51,301
USD	26,284	ILS	82,000	SSB	02/04/22	378
USD	94,148	JPY	10,700,000	JPM	02/04/22	1,168
USD	2,964,424	NOK	26,156,000	BOA	02/04/22	23,655
USD	21,458	NOK	189,000	JPM	02/04/22	208
USD	1,142,365	NZD	1,669,000	BBP	02/04/22	44,189
USD	3,356	NZD	5,000	JPM	02/04/22	67
USD	9,582	NZD	14,000	UBS	02/04/22	371
USD	9,117,915	SEK	82,534,000	BOA	02/04/22	266,697
USD	37,979	SEK	347,000	JPM	02/04/22	765
USD	6,691	SGD	9,000	BBP	02/04/22	29
USD	2,109,119	SGD	2,844,000	BOA	02/04/22	3,934
AUD	1,593,000	USD	1,122,470	MS	03/03/22	3,975
CHF	297,000	USD	319,248	BOA	03/03/22	1,502
DKK	802,000	USD	120,907	DB	03/03/22	258
EUR	455,000	USD	510,356	CITI	03/03/22	1,113
GBP	988,000	USD	1,325,294	DB	03/03/22	3,217
HKD	88,000	USD	11,285	JPM	03/03/22	1
JPY	224,649,000	USD	1,950,099	BOA	03/03/22	2,453
NOK	1,438,000	USD	161,196	DB	03/03/22	402
NZD	78,000	USD	51,206	BOA	03/03/22	95
SEK	10,297,000	USD	1,103,446	DB	03/03/22	1,092
SGD	60,000	USD	44,371	BOA	03/03/22	37
USD	540,683	JPY	62,160,000	JPM	03/03/22	415
USD	14,183	SEK	132,000	CITI	03/03/22	24

						1,564,202

AUD	385,000	USD	277,772	MS	02/04/22	(5,556)
CHF	5,000	USD	5,489	BBP	02/04/22	(93)
CHF	132,000	USD	144,521	BOA	02/04/22	(2,065)
CHF	525,000	USD	576,669	DB	02/04/22	(10,084)
DKK	59,000	USD	9,027	BNP	02/04/22	(119)
DKK	335,000	USD	51,395	BOA	02/04/22	(812)
EUR	538,000	USD	614,251	JPM	02/04/22	(9,811)
GBP	376,000	USD	514,237	JPM	02/04/22	(8,561)

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

HKD	403,000	USD	51,765	SSB	02/04/22	$(79)
ILS	253,000	USD	81,418	BBP	02/04/22	(1,489)
JPY	113,957,000	USD	996,133	JPM	02/04/22	(5,876)
NOK	780,000	USD	88,406	BNP	02/04/22	(709)
NOK	625,000	USD	71,257	CITI	02/04/22	(987)
NZD	41,000	USD	27,905	JPM	02/04/22	(927)
SEK	4,446,000	USD	491,192	BNP	02/04/22	(14,388)
SEK	1,810,000	USD	200,555	JPM	02/04/22	(6,445)
SGD	48,000	USD	35,599	BBP	02/04/22	(68)
SGD	2,000	USD	1,484	BSCH	02/04/22	(4)
SGD	69,000	USD	51,156	JPM	02/04/22	(81)
USD	31,487,129	JPY	3,625,151,000	BOA	02/04/22	(14,486)
USD	79,229	JPY	9,122,000	DB	02/04/22	(38)
USD	8,539	NOK	76,000	SSB	02/04/22	(6)
CHF	14,000	USD	15,137	JPM	03/03/22	(18)
DKK	85,000	USD	12,849	BOA	03/03/22	(8)
EUR	102,000	USD	114,727	UBS	03/03/22	(68)
GBP	81,000	USD	108,959	JPM	03/03/22	(42)
NOK	184,000	USD	20,683	UBS	03/03/22	(5)
NZD	7,000	USD	4,606	BOA	03/03/22	(2)
SGD	12,000	USD	8,882	SSB	03/03/22	—
USD	11,087,060	AUD	15,734,000	MS	03/03/22	(38,795)
USD	5,730,052	CHF	5,331,000	MS	03/03/22	(27,254)
USD	1,991,219	DKK	13,209,000	UBS	03/03/22	(4,386)
USD	23,549,261	EUR	20,996,000	SSB	03/03/22	(52,507)
USD	20,416,032	GBP	15,220,000	SSB	03/03/22	(49,490)
USD	6,156	HKD	48,000	BOA	03/03/22	—
USD	2,045,752	HKD	15,952,000	CITI	03/03/22	(140)
USD	31,799	ILS	101,000	CITI	03/03/22	(126)
USD	3,017,795	ILS	9,585,000	JPM	03/03/22	(11,863)
USD	7,895	ILS	25,000	SSB	03/03/22	(7)
USD	30,651,181	JPY	3,531,016,000	BOA	03/03/22	(38,884)
USD	2,804,253	NOK	25,016,000	JPM	03/03/22	(6,967)
USD	1,081,190	NZD	1,647,000	JPM	03/03/22	(2,054)
USD	8,210,990	SEK	76,625,000	BNP	03/03/22	(8,413)
USD	2,021,681	SGD	2,734,000	CITI	03/03/22	(1,817)

						(325,530)

	Net unrealized appreciation					$1,238,672

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts

Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$1,564,202

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Foreign Currency Exchange Contracts

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$325,530

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Foreign Currency Exchange Contracts

Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$3,411,820

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$1,439,245

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$110,499,989
Average amounts sold — in USD	$214,449,884

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Forward foreign currency exchange contracts	$1,564,202	$325,530

Total derivative assets and liabilities in the Statement of Assets and Liabilities	1,564,202	325,530
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	1,564,202	325,530

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

	Derivative Assets Subject to an MNA by	Derivatives Available	Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Received	Received (b)	Assets	(c)(d)

Bank of America N.A.	$533,928	$(56,257)	$—	$—	$477,671
Barclays Bank PLC	45,395	(1,650)	—	—	43,745
BNP Paribas SA	8,370	(8,370)	—	—	—
Citibank N.A.	145,002	(3,070)	—	—	141,932
Deutsche Bank Securities Inc.	4,972	(4,972)	—	—	—
JPMorgan Chase Bank N.A.	24,454	(24,454)	—	—	—
Morgan Stanley & Co. International PLC	384,540	(71,605)	—	(312,935)	—
State Street Bank and Trust Co.	412,793	(102,089)	—	—	310,704
UBS AG	4,748	(4,459)	—	—	289

	$1,564,202	$(276,926)	$—	$(312,935)	$974,341

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Currency Hedged MSCI EAFE Small-Cap ETF

	Derivative Liabilities Subject to an MNA by	Derivatives Available	Non-Cash Collateral	Cash Collateral	Net Amount of Derivative
Counterparty	Counterparty	for Offset (a)	Pledged	Pledged	Liabilities	(d)(e)

Banco Santander Central Hispano	$4	$—	$—	$—	$4
Bank of America N.A.	56,257	(56,257)	—	—	—
Barclays Bank PLC	1,650	(1,650)	—	—	—
BNP Paribas SA	23,629	(8,370)	—	—	15,259
Citibank N.A.	3,070	(3,070)	—	—	—
Deutsche Bank Securities Inc.	10,122	(4,972)	—	—	5,150
JPMorgan Chase Bank N.A.	52,645	(24,454)	—	—	28,191
Morgan Stanley & Co. International PLC	71,605	(71,605)	—	—	—
State Street Bank and Trust Co.	102,089	(102,089)	—	—	—
UBS AG	4,459	(4,459)	—	—	—

	$325,530	$(276,926)	$—	$—	$48,604

(a)	The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)	Excess of collateral received from the individual counterparty is not shown for financial reporting purposes.
(c)	Net amount represents the net amount receivable from the counterparty in the event of default.
(d)	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
(e)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$108,889,741	$—	$—	$108,889,741
Money Market Funds	60,000	—	—	60,000

	$108,949,741	$—	$—	$108,949,741

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$1,564,202	$—	$1,564,202
Liabilities
Forward Foreign Currency Exchange Contracts	—	(325,530)	—	(325,530)

	$—	$1,238,672	$—	$1,238,672

(a)

Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.8%
Ampol Ltd.	51,700	$1,095,161
APA Group	224,408	1,521,901
Aristocrat Leisure Ltd.	112,529	3,261,964
ASX Ltd.	37,644	2,232,610
Aurizon Holdings Ltd.	322,955	807,987
AusNet Services Ltd.	321,294	591,213
Australia & New Zealand Banking Group Ltd.	522,608	9,876,683
BHP Group Ltd.(a)	535,557	17,175,609
BHP Group Ltd.	396,638	12,519,795
BlueScope Steel Ltd.	95,169	1,247,365
Brambles Ltd.	261,096	1,793,742
Cochlear Ltd.	12,735	1,746,388
Coles Group Ltd.	247,227	2,840,317
Commonwealth Bank of Australia	325,684	21,719,780
Computershare Ltd.	102,237	1,417,168
Crown Resorts Ltd.(b)	82,599	711,681
CSL Ltd.	87,439	16,197,426
Dexus	201,564	1,467,368
Domino’s Pizza Enterprises Ltd.	10,231	754,672
Endeavour Group Ltd./Australia	241,975	1,080,809
Evolution Mining Ltd.	303,196	761,759
Fortescue Metals Group Ltd.	308,980	4,338,729
Glencore PLC	1,849,705	9,636,248
Goodman Group	308,003	5,085,661
GPT Group (The)	303,894	1,076,895
IDP Education Ltd.	36,285	758,442
Insurance Australia Group Ltd.	478,366	1,442,931
James Hardie Industries PLC	83,570	2,812,567
Lendlease Corp. Ltd.	129,588	917,035
Macquarie Group Ltd.	64,655	8,451,152
Magellan Financial Group Ltd.	19,834	263,910
Medibank Pvt Ltd.	554,009	1,213,984
Mirvac Group	799,321	1,481,273
National Australia Bank Ltd.	605,805	11,689,276
Newcrest Mining Ltd.	152,761	2,369,531
Northern Star Resources Ltd.	200,437	1,194,589
Orica Ltd.	86,698	858,964
Origin Energy Ltd.	318,825	1,275,778
Qantas Airways Ltd.(b)	196,091	671,150
QBE Insurance Group Ltd.	286,799	2,277,081
Ramsay Health Care Ltd.	32,785	1,462,736
REA Group Ltd.	7,954	824,008
Reece Ltd.	52,006	802,889
Rio Tinto Ltd.	65,556	5,212,074
Rio Tinto PLC	207,460	14,622,884
Santos Ltd.	582,811	2,968,683
Scentre Group	985,928	2,046,930
SEEK Ltd.	63,183	1,309,354
Sonic Healthcare Ltd.	84,147	2,266,104
South32 Ltd.	891,587	2,453,020
Stockland	495,171	1,427,294
Suncorp Group Ltd.	231,803	1,820,556
Sydney Airport(b)	200,339	1,231,307
Tabcorp Holdings Ltd.	425,695	1,495,714
Telstra Corp. Ltd.	746,101	2,074,101
Transurban Group	559,238	4,940,434
Treasury Wine Estates Ltd.	146,723	1,102,804
Vicinity Centres	575,891	667,635

Security	Shares	Value

Australia (continued)
Washington H Soul Pattinson & Co. Ltd.	37,580	$729,575
Wesfarmers Ltd.	209,426	7,814,210
Westpac Banking Corp.	666,300	9,609,998
WiseTech Global Ltd.	29,086	947,312
Woodside Petroleum Ltd.	175,001	3,127,094
Woolworths Group Ltd.	233,673	5,700,327

		235,293,637

Austria — 0.1%
Erste Group Bank AG	53,255	2,489,170
OMV AG	29,921	1,831,296
Raiffeisen Bank International AG	34,915	981,364
Verbund AG	10,529	1,115,128
voestalpine AG	22,408	744,957

		7,161,915

Belgium — 0.5%
Ageas SA/NV	32,249	1,552,291
Anheuser-Busch InBev SA/NV	136,909	8,630,894
Elia Group SA/NV	6,010	811,018
Etablissements Franz Colruyt NV	7,999	324,917
Groupe Bruxelles Lambert SA	20,760	2,227,608
KBC Group NV	46,146	4,013,287
Proximus SADP	23,952	489,114
Sofina SA	2,167	862,786
Solvay SA	13,988	1,685,403
UCB SA	22,808	2,269,515
Umicore SA	38,359	1,452,105

		24,318,938

Brazil — 1.0%
Ambev SA	886,578	2,499,402
Americanas SA(b)	71,276	425,635
Atacadao SA	77,155	242,213
B3 SA - Brasil, Bolsa, Balcao	1,178,043	3,243,440
Banco Bradesco SA	142,199	503,445
Banco BTG Pactual SA	170,448	775,829
Banco do Brasil SA	154,322	949,164
Banco Inter SA	69,720	341,110
Banco Santander Brasil SA	50,574	313,058
BB Seguridade Participacoes SA	130,732	569,695
BRF SA(b)	106,468	447,719
CCR SA	259,700	635,788
Cia. de Saneamento Basico do Estado de Sao Paulo	70,514	496,112
Cia. Siderurgica Nacional SA	137,204	659,910
Cosan SA	166,639	745,939
Energisa SA	22,565	185,489
Engie Brasil Energia SA	59,365	455,011
Equatorial Energia SA	154,292	667,133
Hapvida Participacoes e Investimentos SA(c)	226,368	539,692
Hypera SA	90,095	527,835
JBS SA	176,932	1,169,195
Klabin SA	140,614	658,834
Localiza Rent a Car SA	121,634	1,342,301
Lojas Renner SA	184,885	979,071
Magazine Luiza SA	578,488	762,588
Natura & Co. Holding SA(b)	176,454	754,318
Notre Dame Intermedica Participacoes SA	98,389	1,319,240
Petroleo Brasileiro SA	726,288	4,824,048
Raia Drogasil SA	226,299	987,003
Rede D’Or Sao Luiz SA(c)	75,557	630,626
Rumo SA(b)	244,517	719,262

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Suzano SA	146,387	$1,632,005
Telefonica Brasil SA	93,714	876,765
TIM SA	222,687	556,497
TOTVS SA	73,994	405,078
Ultrapar Participacoes SA	141,143	401,625
Vale SA	742,450	11,307,119
Via S/A(b)	263,027	233,797
Vibra Energia SA	164,401	708,985
WEG SA	261,957	1,586,512

		47,078,488

Canada — 7.6%
Agnico Eagle Mines Ltd.	43,628	2,083,669
Air Canada(b)	32,503	584,525
Algonquin Power & Utilities Corp.	118,045	1,685,495
Alimentation Couche-Tard Inc.	151,215	6,099,039
AltaGas Ltd.	53,607	1,101,112
Ballard Power Systems Inc.(a)(b)	43,350	452,205
Bank of Montreal	119,690	13,547,573
Bank of Nova Scotia (The)	224,039	16,137,364
Barrick Gold Corp.	313,812	6,006,408
Bausch Health Cos Inc.(b)	60,192	1,479,762
BCE Inc.	13,635	712,240
BlackBerry Ltd.(b)	104,241	857,775
Brookfield Asset Management Inc., Class A	258,997	14,262,510
Brookfield Renewable Corp., Class A	25,554	874,282
CAE Inc.(b)	52,647	1,329,480
Cameco Corp.	79,043	1,536,524
Canadian Apartment Properties REIT	16,316	717,640
Canadian Imperial Bank of Commerce	84,291	10,584,533
Canadian National Railway Co.	129,612	15,797,339
Canadian Natural Resources Ltd.	219,191	11,149,660
Canadian Pacific Railway Ltd.	170,824	12,221,008
Canadian Tire Corp. Ltd., Class A, NVS	11,465	1,655,329
Canadian Utilities Ltd., Class A, NVS	25,728	747,461
Canopy Growth Corp.(a)(b)	43,910	353,035
CCL Industries Inc., Class B, NVS	28,518	1,491,017
Cenovus Energy Inc.	248,185	3,610,070
CGI Inc.(b)	40,865	3,489,028
Constellation Software Inc.	3,781	6,512,160
Dollarama Inc.	56,551	2,917,972
Emera Inc.	36,536	1,731,159
Empire Co. Ltd., Class A, NVS	30,948	954,868
Enbridge Inc.	374,786	15,844,707
Fairfax Financial Holdings Ltd.	5,081	2,453,462
First Quantum Minerals Ltd.	113,300	2,790,719
FirstService Corp.	6,953	1,108,684
Fortis Inc.	87,164	4,140,316
Franco-Nevada Corp.	36,231	4,790,421
George Weston Ltd.	15,107	1,647,431
GFL Environmental Inc.	34,031	1,117,991
Gildan Activewear Inc.	38,750	1,542,501
Great-West Lifeco Inc.	52,747	1,647,786
Hydro One Ltd.(c)	52,007	1,343,594
iA Financial Corp. Inc.	15,696	1,021,293
IGM Financial Inc.	12,983	456,139
Imperial Oil Ltd.	45,620	1,866,575
Intact Financial Corp.	26,972	3,654,476
Ivanhoe Mines Ltd., Class A(b)	111,881	958,490
Keyera Corp.	35,766	841,569
Kinross Gold Corp.	240,757	1,301,184

Security	Shares	Value

Canada (continued)
Kirkland Lake Gold Ltd.	51,868	$1,953,695
Lightspeed Commerce Inc.(b)	18,325	594,807
Loblaw Companies Ltd.	32,307	2,492,505
Lundin Mining Corp.	134,448	1,120,092
Magna International Inc.	52,840	4,257,046
Manulife Financial Corp.	327,824	6,826,497
Metro Inc.	47,977	2,566,146
National Bank of Canada	62,436	4,995,273
Northland Power Inc.	36,139	1,046,514
Nutrien Ltd.	107,606	7,515,447
Nuvei Corp.(b)(c)	10,396	633,582
Onex Corp.	14,117	1,014,061
Open Text Corp.	50,247	2,404,931
Pan American Silver Corp.	41,678	901,988
Parkland Corp.	29,278	778,505
Pembina Pipeline Corp.	101,738	3,230,261
Power Corp. of Canada	103,514	3,327,367
Quebecor Inc., Class B	21,312	503,984
Restaurant Brands International Inc.	50,293	2,813,069
RioCan REIT	30,862	537,290
Ritchie Bros Auctioneers Inc.	21,552	1,313,652
Rogers Communications Inc., Class B, NVS	65,563	3,325,215
Royal Bank of Canada	261,762	29,844,760
Saputo Inc.	49,144	1,101,453
Shaw Communications Inc., Class B, NVS	85,442	2,546,826
Shopify Inc., Class A(b)	20,871	20,145,281
Sun Life Financial Inc.	111,418	6,310,020
Suncor Energy Inc.	274,669	7,847,994
TC Energy Corp.	178,112	9,197,397
Teck Resources Ltd., Class B	90,574	2,797,416
TELUS Corp.	90,179	2,121,901
TFI International Inc.	14,070	1,354,258
Thomson Reuters Corp.	32,707	3,511,149
TMX Group Ltd.	9,978	1,015,030
Toromont Industries Ltd.	13,677	1,154,392
Toronto-Dominion Bank (The)	336,417	26,944,589
Tourmaline Oil Corp.	54,118	1,929,456
West Fraser Timber Co. Ltd.	14,352	1,328,448
Wheaton Precious Metals Corp.	86,896	3,503,458
WSP Global Inc.	16,349	2,180,038

		370,195,373

Chile — 0.1%
Banco de Chile	4,638,223	463,808
Banco de Credito e Inversiones SA	16,804	608,635
Banco Santander Chile	12,323,589	612,297
Cencosud SA	273,010	502,872
Cia. Cervecerias Unidas SA	23,202	192,292
Empresas CMPC SA	214,974	394,577
Empresas COPEC SA	81,904	687,371
Enel Americas SA	6,065,619	715,171
Enel Chile SA	8,026,650	314,460
Falabella SA	155,834	554,656

		5,046,139

China — 9.5%
Yankuang Energy Group Co. Ltd., Class H(a)	358,000	758,476
360 DigiTech Inc.	17,889	354,023
3SBio Inc.(b)(c)	271,000	214,576
51job Inc., ADR(b)	5,203	262,231
AAC Technologies Holdings Inc.(a)	113,000	343,110

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Agile Group Holdings Ltd.	146,000	$77,394
Agora Inc., ADR(b)	8,072	92,263
Agricultural Bank of China Ltd., Class A	1,731,800	807,277
Agricultural Bank of China Ltd., Class H	4,309,000	1,639,465
Aier Eye Hospital Group Co. Ltd., Class A	82,194	420,843
Air China Ltd., Class H(a)(b)	280,000	211,089
Akeso Inc.(b)(c)	53,000	143,964
Alibaba Group Holding Ltd.(b)	2,789,564	43,722,403
Alibaba Health Information Technology Ltd.(a)(b)	732,000	551,744
Alibaba Pictures Group Ltd.(a)(b)	2,830,000	320,479
A-Living Smart City Services Co. Ltd., Class A(c)	83,250	162,075
Aluminum Corp. of China Ltd., Class H(b)	920,000	484,165
Anhui Conch Cement Co. Ltd., Class A	106,598	658,488
Anhui Conch Cement Co. Ltd., Class H	207,000	1,094,932
Anhui Gujing Distillery Co. Ltd., Class B	44,900	662,497
ANTA Sports Products Ltd.(a)	190,800	2,864,914
Autohome Inc., ADR	13,126	437,358
AviChina Industry & Technology Co. Ltd., Class H	439,000	247,750
Baidu Inc., ADR(b)	51,732	8,263,670
Bank of Beijing Co. Ltd., Class A	1,119,998	792,058
Bank of China Ltd., Class A	1,268,900	616,584
Bank of China Ltd., Class H	13,927,000	5,428,641
Bank of Communications Co. Ltd., Class A	1,108,400	827,739
Bank of Communications Co. Ltd., Class H	1,600,800	1,073,724
Bank of Ningbo Co. Ltd., Class A	142,277	879,745
Bank of Shanghai Co. Ltd., Class A	532,599	589,834
Baoshan Iron & Steel Co. Ltd., Class A	447,496	498,579
BeiGene Ltd., ADR(a)(b)	8,055	1,953,982
Beijing Capital International Airport Co. Ltd., Class H(b)	386,000	257,704
Beijing Enterprises Holdings Ltd.	90,000	306,807
Beijing Enterprises Water Group Ltd.	810,000	315,932
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	1,663,700	1,325,900
Bilibili Inc., ADR(a)(b)	31,267	1,103,412
BOC Aviation Ltd.(c)	32,300	271,552
BOE Technology Group Co. Ltd., Class A	817,000	626,472
Bosideng International Holdings Ltd.	632,000	308,059
BYD Co. Ltd., Class A	28,700	1,070,149
BYD Co. Ltd., Class H	134,000	3,963,325
BYD Electronic International Co. Ltd.	123,500	373,523
CanSino Biologics Inc., Class H(b)(c)	15,800	264,675
CGN Power Co. Ltd., Class H(c)	3,019,000	834,147
Changchun High & New Technology Industry Group Inc., Class A	11,700	325,269
China Bohai Bank Co. Ltd., Class H(c)	566,500	141,679
China Cinda Asset Management Co. Ltd., Class H	1,574,000	287,866
China CITIC Bank Corp. Ltd., Class H	1,623,000	774,324
China Coal Energy Co. Ltd., Class H	390,000	218,268
China Communications Services Corp. Ltd., Class H	534,000	284,248
China Conch Venture Holdings Ltd.	293,500	1,395,205
China Construction Bank Corp., Class H	18,003,050	13,814,610
China Education Group Holdings Ltd.	140,000	122,536
China Everbright Bank Co. Ltd., Class A	1,107,500	584,063
China Everbright Bank Co. Ltd., Class H	566,000	212,645
China Everbright Environment Group Ltd.	949,037	704,989
China Evergrande Group(a)(b)(d)	288,000	61,545
China Feihe Ltd.(c)	610,000	845,925
China Galaxy Securities Co. Ltd., Class H	807,500	478,827
China Gas Holdings Ltd.	551,800	937,498
China Hongqiao Group Ltd.	472,000	533,326

Security	Shares	Value

China (continued)
China Huishan Dairy Holdings Co. Ltd.(b)(e)	930,700	$1
China International Capital Corp. Ltd., Class H(c)	300,000	817,205
China Jinmao Holdings Group Ltd.	990,000	359,637
China Lesso Group Holdings Ltd.	228,000	396,379
China Life Insurance Co. Ltd., Class A	78,400	341,996
China Life Insurance Co. Ltd., Class H	1,202,000	2,112,993
China Literature Ltd.(b)(c)	65,800	398,509
China Longyuan Power Group Corp. Ltd., Class H	627,000	1,279,261
China Medical System Holdings Ltd.	269,000	450,448
China Meidong Auto Holdings Ltd.	116,000	544,624
China Mengniu Dairy Co. Ltd.	541,000	3,197,647
China Merchants Bank Co. Ltd., Class A	289,300	2,249,150
China Merchants Bank Co. Ltd., Class H	702,593	5,872,357
China Merchants Port Holdings Co. Ltd.	240,000	443,560
China Merchants Securities Co. Ltd., Class A	197,660	522,751
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	315,977	674,640
China Minsheng Banking Corp. Ltd., Class A	991,395	606,050
China Minsheng Banking Corp. Ltd., Class H	932,240	371,555
China Molybdenum Co. Ltd., Class H	882,000	453,236
China National Building Material Co. Ltd., Class H	732,000	950,760
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	82,600	491,040
China Oilfield Services Ltd., Class H	356,000	350,112
China Overseas Land & Investment Ltd.	697,500	2,058,655
China Overseas Property Holdings Ltd.	240,000	278,721
China Pacific Insurance Group Co. Ltd., Class A	158,597	660,056
China Pacific Insurance Group Co. Ltd., Class H	461,200	1,403,984
China Petroleum & Chemical Corp., Class A	1,093,398	726,757
China Petroleum & Chemical Corp., Class H	4,087,000	2,139,912
China Power International Development Ltd.	1,077,000	533,021
China Railway Group Ltd., Class A	1,030,696	1,011,491
China Railway Group Ltd., Class H	713,000	440,123
China Renewable Energy Investment Ltd.(b)(e)	7,401	—
China Resources Beer Holdings Co. Ltd.	260,000	1,941,129
China Resources Cement Holdings Ltd.	380,000	327,457
China Resources Gas Group Ltd.	168,000	840,318
China Resources Land Ltd.	532,000	2,571,485
China Resources Mixc Lifestyle Services Ltd.(c)	103,400	607,754
China Resources Power Holdings Co. Ltd.	356,000	866,960
China Shenhua Energy Co. Ltd., Class H	629,000	1,547,118
China Southern Airlines Co. Ltd., Class H(a)(b)	194,000	124,208
China State Construction Engineering Corp. Ltd., Class A	1,235,198	1,011,685
China State Construction International Holdings Ltd.	356,000	421,422
China Suntien Green Energy Corp. Ltd., Class H	454,000	276,649
China Taiping Insurance Holdings Co. Ltd.	311,800	441,121
China Tourism Group Duty Free Corp. Ltd., Class A	25,898	848,669
China Tower Corp. Ltd., Class H(c)	8,708,000	1,051,916
China Traditional Chinese Medicine Holdings Co. Ltd.	420,000	244,935
China Vanke Co. Ltd., Class A	218,300	699,365
China Vanke Co. Ltd., Class H	262,200	677,852
China Yangtze Power Co. Ltd., Class A	329,249	1,135,496
China Yuhua Education Corp. Ltd.(c)	272,000	59,184
Chinasoft International Ltd.	508,000	508,341
Chindata Group Holdings Ltd., ADR(a)(b)	19,286	98,744
Chongqing Zhifei Biological Products Co. Ltd., Class A	26,200	439,942
CIFI Ever Sunshine Services Group Ltd.	146,000	263,475
CIFI Holdings Group Co. Ltd.	637,200	415,971
CITIC Ltd.	1,067,000	1,198,353

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
CITIC Securities Co. Ltd., Class A	320,300	$1,253,120
CITIC Securities Co. Ltd., Class H	413,000	1,105,939
Contemporary Amperex Technology Co. Ltd., Class A	27,600	2,663,170
COSCO SHIPPING Holdings Co. Ltd., Class A(b)	241,930	627,565
COSCO SHIPPING Holdings Co. Ltd., Class H(b)	555,749	1,011,035
COSCO SHIPPING Ports Ltd.	276,000	219,862
Country Garden Holdings Co. Ltd.	1,462,828	1,201,502
Country Garden Services Holdings Co. Ltd.	296,000	1,748,534
CRRC Corp. Ltd., Class H	794,000	363,626
CSC Financial Co. Ltd., Class A	129,300	542,819
CSPC Pharmaceutical Group Ltd.	1,554,960	1,889,882
Dada Nexus Ltd., ADR(b)	15,242	166,443
Dali Foods Group Co. Ltd.(c)	296,500	171,369
Daqo New Energy Corp., ADR(b)	12,631	506,756
Dongfeng Motor Group Co. Ltd., Class H	448,000	395,067
Dongyue Group Ltd.	325,000	397,772
East Money Information Co. Ltd., Class A	229,444	1,145,812
ENN Energy Holdings Ltd.	148,700	2,367,344
Eve Energy Co. Ltd., Class A	34,700	522,305
Far East Horizon Ltd.	274,000	234,394
Flat Glass Group Co. Ltd., Class H(a)	117,000	469,713
Focus Media Information Technology Co. Ltd., Class A	538,250	650,131
Foshan Haitian Flavouring & Food Co. Ltd., Class A	49,000	749,898
Fosun International Ltd.	481,500	546,331
Fuyao Glass Industry Group Co. Ltd., Class H(c)	146,400	792,786
Ganfeng Lithium Co. Ltd., Class A	23,600	507,627
Ganfeng Lithium Co. Ltd., Class H(c)	38,600	613,367
GDS Holdings Ltd., ADR(b)	22,893	1,004,545
Geely Automobile Holdings Ltd.	1,060,000	2,294,642
Genscript Biotech Corp.(b)	230,000	732,646
GF Securities Co. Ltd., Class H	285,400	494,692
GoerTek Inc., Class A	70,800	533,413
GOME Retail Holdings Ltd.(a)(b)	1,893,320	129,686
Great Wall Motor Co. Ltd., Class H	601,500	1,631,922
Greentown China Holdings Ltd.	149,000	246,007
Greentown Service Group Co. Ltd.	260,000	285,441
Guangdong Investment Ltd.	494,000	705,646
Guangzhou Automobile Group Co. Ltd., Class H	508,028	499,028
Guangzhou R&F Properties Co. Ltd., Class H(a)	288,000	128,191
Guotai Junan Securities Co. Ltd., Class A	419,100	1,169,000
Haidilao International Holding Ltd.(c)	168,000	364,119
Haier Smart Home Co. Ltd., Class A	257,600	1,134,949
Haier Smart Home Co. Ltd., Class H	351,200	1,407,975
Haitian International Holdings Ltd.	113,000	293,988
Haitong Securities Co. Ltd., Class A	420,792	762,681
Haitong Securities Co. Ltd., Class H	503,600	453,197
Hangzhou Tigermed Consulting Co. Ltd., Class A	30,900	508,241
Hansoh Pharmaceutical Group Co. Ltd.(c)	192,000	395,791
Hello Group Inc., ADR	30,476	296,531
Henan Shuanghui Investment & Development Co. Ltd., Class A	81,200	382,004
Hengan International Group Co. Ltd.	106,000	518,161
Hengli Petrochemical Co. Ltd., Class A	136,300	515,816
HengTen Networks Group Ltd.(a)(b)	508,000	156,822
Hopson Development Holdings Ltd.	135,670	282,691
Hua Hong Semiconductor Ltd.(b)(c)	117,000	569,554
Huaneng Power International Inc., Class H	878,000	462,183
Huatai Securities Co. Ltd., Class A	327,700	886,788
Huatai Securities Co. Ltd., Class H(c)	276,000	490,621
Huaxia Bank Co. Ltd., Class A	806,200	715,428

Security	Shares	Value

China (continued)
Huazhu Group Ltd., ADR(a)(b)	33,560	$1,326,291
Hygeia Healthcare Holdings Co. Ltd.(c)	72,600	329,141
I-Mab, ADR(b)	8,940	225,735
Industrial & Commercial Bank of China Ltd., Class A	1,223,110	897,873
Industrial & Commercial Bank of China Ltd., Class H	10,213,285	6,187,669
Industrial Bank Co. Ltd., Class A	350,742	1,160,391
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	121,199	730,428
Innovent Biologics Inc.(b)(c)	209,000	885,074
iQIYI Inc., ADR(b)	54,163	220,985
JD Health International Inc.(b)(c)	60,100	485,438
JD.com Inc., Class A(b)	377,598	14,311,489
Jiangsu Expressway Co. Ltd., Class H	218,000	227,778
Jiangsu Hengli Hydraulic Co. Ltd., Class A	32,800	399,420
Jiangsu Hengrui Medicine Co. Ltd., Class A	111,556	719,517
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	26,300	652,586
Jiangxi Copper Co. Ltd., Class H	226,000	370,586
Jinxin Fertility Group Ltd.(b)(c)	321,500	322,043
Jiumaojiu International Holdings Ltd.(a)(c)	134,000	289,385
JOYY Inc., ADR	11,644	588,721
Kanzhun Ltd.(b)	12,518	379,170
KE Holdings Inc., ADR(b)	66,399	1,446,834
Kingboard Holdings Ltd.	126,000	608,293
Kingboard Laminates Holdings Ltd.	218,000	373,882
Kingdee International Software Group Co. Ltd.(b)	447,000	1,024,230
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	10,362	87,559
Kingsoft Corp. Ltd.	170,800	767,553
Kuaishou Technology(b)(c)	86,200	985,331
Kunlun Energy Co. Ltd.	702,000	728,007
Kweichow Moutai Co. Ltd., Class A	13,800	4,121,470
KWG Group Holdings Ltd.	191,500	104,709
Lee & Man Paper Manufacturing Ltd.	241,000	165,052
Legend Biotech Corp., ADR(a)(b)	11,707	499,186
Lenovo Group Ltd.(a)	1,364,000	1,478,177
Lens Technology Co. Ltd., Class A	122,925	332,662
Li Auto Inc., ADR(a)(b)	102,171	2,665,641
Li Ning Co. Ltd.	396,000	3,864,168
Logan Group Co. Ltd.	182,000	113,209
Longfor Group Holdings Ltd.(c)	319,500	1,916,625
LONGi Green Energy Technology Co. Ltd., Class A	81,840	916,524
Luxshare Precision Industry Co. Ltd., Class A	125,188	937,908
Luzhou Laojiao Co. Ltd., Class A	20,000	687,037
Mango Excellent Media Co. Ltd., Class A	49,900	278,314
Meituan, Class B(b)(c)	758,100	22,617,415
Microport Scientific Corp.(a)	134,900	388,818
Ming Yuan Cloud Group Holdings Ltd.	162,000	334,028
Minth Group Ltd.	136,000	628,927
MMG Ltd.(b)	440,000	142,861
Muyuan Foods Co. Ltd., Class A	77,458	673,631
NARI Technology Co. Ltd., Class A	141,520	790,936
NAURA Technology Group Co. Ltd., Class A	13,900	631,870
NetEase Inc.	355,485	7,422,344
New China Life Insurance Co. Ltd., Class A	50,200	297,807
New China Life Insurance Co. Ltd., Class H	161,300	460,065
New Hope Liuhe Co. Ltd., Class A(b)	139,807	355,734
New Oriental Education & Technology Group Inc., ADR(b)	292,926	418,884
Nine Dragons Paper Holdings Ltd.	299,000	298,662
NIO Inc., ADR(a)(b)	252,414	6,186,667
Noah Holdings Ltd., ADR(a)(b)	5,848	183,569
Nongfu Spring Co. Ltd., Class H(c)	303,200	1,835,755

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
People’s Insurance Co. Group of China Ltd. (The), Class H	2,094,000	$662,646
PetroChina Co. Ltd., Class A	207,100	164,600
PetroChina Co. Ltd., Class H	4,136,000	2,051,008
Pharmaron Beijing Co. Ltd., Class H(c)	50,500	642,456
PICC Property & Casualty Co. Ltd., Class H	1,274,285	1,187,318
Pinduoduo Inc., ADR(b)	81,708	4,889,407
Ping An Bank Co. Ltd., Class A	300,700	753,679
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	94,100	300,248
Ping An Insurance Group Co. of China Ltd., Class A	156,406	1,235,718
Ping An Insurance Group Co. of China Ltd., Class H	1,159,500	9,201,583
Poly Developments and Holdings Group Co. Ltd., Class A	263,300	648,782
Postal Savings Bank of China Co. Ltd., Class H(c)	1,517,000	1,263,888
Powerlong Real Estate Holdings Ltd.	175,000	97,681
RLX Technology Inc., ADR(b)	116,511	390,312
Rongsheng Petrochemical Co. Ltd., Class A	201,650	577,233
SAIC Motor Corp. Ltd., Class A	153,600	456,302
Sany Heavy Equipment International Holdings Co. Ltd.	264,000	276,845
Sany Heavy Industry Co. Ltd., Class A	160,927	513,394
Seazen Group Ltd.	344,000	232,717
SF Holding Co. Ltd., Class A	79,100	793,543
Shandong Gold Mining Co. Ltd., Class A	187,700	557,365
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	416,000	512,675
Shanghai Baosight Software Co. Ltd., Class B	275,471	1,275,569
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	110,000	441,091
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	321,712	295,910
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	134,100	261,826
Shanghai Pudong Development Bank Co. Ltd., Class A	577,000	765,287
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	18,480	804,594
Shenwan Hongyuan Group Co. Ltd., Class A	871,106	642,884
Shenzhen Inovance Technology Co. Ltd., Class A	54,200	518,437
Shenzhen International Holdings Ltd.	226,500	229,835
Shenzhen Kangtai Biological Products Co. Ltd., Class A	20,300	257,905
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,600	892,976
Shenzhou International Group Holdings Ltd.	151,900	2,818,496
Shimao Group Holdings Ltd.(a)	232,000	170,983
Shimao Services Holdings Ltd.(c)	108,000	86,326
Silergy Corp.	15,000	2,027,467
Sinopharm Group Co. Ltd., Class H	259,600	580,672
Sinotruk Hong Kong Ltd.	117,000	174,033
Smoore International Holdings Ltd.(c)	325,000	1,398,417
Sun Art Retail Group Ltd.(a)	453,000	165,427
Sunac China Holdings Ltd.	549,000	676,544
Sunac Services Holdings Ltd.(b)(c)	193,000	219,566
Sungrow Power Supply Co. Ltd., Class A	25,900	469,747
Suning.com Co. Ltd., Class A(b)	701,194	430,292
Sunny Optical Technology Group Co. Ltd.	130,800	3,376,937
TAL Education Group, ADR(b)	77,248	220,929
Tencent Holdings Ltd.	1,060,900	66,478,407
Tencent Music Entertainment Group, ADR(b)	121,420	750,376
Tingyi Cayman Islands Holding Corp.	324,000	671,259
Tongcheng Travel Holdings Ltd.(b)	245,600	505,387
Tongwei Co. Ltd., Class A	82,600	492,704

Security	Shares	Value

China (continued)
Topsports International Holdings Ltd.(c)	278,000	$251,189
TravelSky Technology Ltd., Class H	142,000	265,531
Trip.com Group Ltd., ADR(b)	95,138	2,531,622
Tsingtao Brewery Co. Ltd., Class H	90,000	809,996
Uni-President China Holdings Ltd.	192,000	181,465
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	44,500	172,331
Vinda International Holdings Ltd.(a)	58,000	156,085
Vipshop Holdings Ltd., ADR(b)	87,041	810,352
Vnet Group Inc., ADR(a)(b)	18,022	178,778
Wanhua Chemical Group Co. Ltd., Class A	52,631	759,061
Want Want China Holdings Ltd.(a)	1,035,000	1,015,456
Weibo Corp., ADR(b)	11,638	403,257
Weichai Power Co. Ltd., Class H	413,000	749,443
Weimob Inc.(a)(b)(c)	459,000	346,731
Wens Foodstuffs Group Co. Ltd., Class A(b)	249,760	794,585
Wharf Holdings Ltd. (The)	255,000	871,478
Will Semiconductor Co. Ltd. Shanghai, Class A	18,500	750,844
Wingtech Technology Co. Ltd., Class A	35,500	604,740
Wuliangye Yibin Co. Ltd., Class A	49,800	1,566,191
WuXi AppTec Co. Ltd., Class A	40,014	664,874
WuXi AppTec Co. Ltd., Class H(c)	56,136	805,173
Wuxi Biologics Cayman Inc., New(b)(c)	645,500	6,469,694
Xiaomi Corp., Class B(b)(c)	2,706,800	5,742,120
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(a)	194,600	339,261
Xinyi Solar Holdings Ltd.	896,000	1,437,422
XPeng Inc., ADR(b)	73,584	2,582,063
Yadea Group Holdings Ltd.(c)	250,000	355,998
Yihai International Holding Ltd.(a)	88,000	375,670
Yonyou Network Technology Co. Ltd., Class A	74,500	413,539
Yum China Holdings Inc.	79,631	3,835,825
Yunnan Baiyao Group Co. Ltd., Class A	36,099	513,759
Yunnan Energy New Material Co. Ltd., Class A	17,400	699,100
Zai Lab Ltd., ADR(b)	14,723	731,291
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	9,900	560,661
Zhejiang Expressway Co. Ltd., Class H	168,000	143,931
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	110,700	381,227
Zhongsheng Group Holdings Ltd.	105,000	806,622
Zhuzhou CRRC Times Electric Co. Ltd.	111,200	587,324
Zijin Mining Group Co. Ltd., Class A	453,300	715,125
Zijin Mining Group Co. Ltd., Class H	824,000	1,069,725
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	328,600	215,219
ZTE Corp., Class A	43,200	206,783
ZTE Corp., Class H	130,800	353,453
ZTO Express Cayman Inc., ADR	83,335	2,503,383

		463,991,424

Colombia — 0.0%
Bancolombia SA	35,968	359,882
Ecopetrol SA	1,093,813	804,889
Grupo de Inversiones Suramericana SA	8,304	57,319
Interconexion Electrica SA ESP	75,843	453,392

		1,675,482

Czech Republic — 0.1%
CEZ AS	38,997	1,446,921
Komercni Banka AS	14,624	648,477

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Czech Republic (continued)
Moneta Money Bank AS(c)	79,967	$345,016

		2,440,414

Denmark — 1.6%
Ambu A/S, Class B(a)	32,797	694,934
AP Moller - Maersk A/S, Class A	588	1,969,949
AP Moller - Maersk A/S, Class B, NVS	834	2,995,847
Carlsberg A/S, Class B	19,034	3,082,187
Chr Hansen Holding A/S	20,531	1,646,492
Coloplast A/S, Class B	22,819	3,318,391
Danske Bank A/S	119,564	2,320,885
Demant A/S(b)	19,927	881,637
DSV A/S	37,616	7,642,843
Genmab A/S(b)	12,105	4,122,110
GN Store Nord A/S	25,117	1,519,929
Novo Nordisk A/S, Class B	310,137	30,848,784
Novozymes A/S, Class B	39,959	2,743,082
Orsted A/S(c)	34,884	3,716,716
Pandora A/S	19,614	2,132,821
Rockwool International A/S, Class B	1,527	584,856
Tryg A/S	60,513	1,433,905
Vestas Wind Systems A/S	190,078	5,143,585

		76,798,953

Egypt — 0.0%
Commercial International Bank Egypt SAE(b)	307,664	1,008,447
Eastern Co. SAE	149,094	98,605

		1,107,052

Finland — 0.8%
Elisa OYJ	21,517	1,263,947
Fortum OYJ	86,018	2,341,387
Kesko OYJ, Class B	57,194	1,806,368
Kone OYJ, Class B	63,030	4,082,085
Neste OYJ	79,032	3,564,305
Nokia OYJ(b)	1,018,841	6,075,984
Nordea Bank Abp	601,656	7,146,279
Orion OYJ, Class B	23,186	942,806
Sampo OYJ, Class A	90,341	4,483,879
Stora Enso OYJ, Class R	99,055	2,016,467
UPM-Kymmene OYJ	100,047	3,646,362
Wartsila OYJ Abp	88,093	1,087,632

		38,457,501

France — 7.2%
Accor SA(b)	33,774	1,241,240
Aeroports de Paris(b)	5,766	782,451
Air Liquide SA	87,725	15,006,172
Airbus SE(b)	108,860	13,900,684
Alstom SA	51,172	1,658,982
Amundi SA(c)	11,630	904,073
ArcelorMittal SA	122,253	3,631,407
Arkema SA	11,383	1,683,183
AXA SA	351,402	11,129,251
BioMerieux	6,114	716,945
BNP Paribas SA	199,605	14,249,678
Bollore SA	138,667	747,444
Bouygues SA	37,553	1,324,384
Bureau Veritas SA	56,508	1,616,826
Capgemini SE	30,129	6,773,492
Carrefour SA	115,453	2,197,254
Cie. de Saint-Gobain	93,689	6,339,697
Cie. Generale des Etablissements Michelin SCA	31,364	5,247,944

Security	Shares	Value

France (continued)
CNP Assurances	34,892	$858,872
Covivio	11,175	933,203
Credit Agricole SA	203,811	3,066,223
Danone SA	117,315	7,314,715
Dassault Aviation SA	4,490	533,603
Dassault Systemes SE	125,270	6,057,853
Edenred	49,776	2,137,996
Eiffage SA	15,250	1,602,366
Electricite de France SA	94,038	904,477
Engie SA	338,909	5,213,031
EssilorLuxottica SA	53,262	10,076,394
Eurazeo SE	6,301	500,667
Eurofins Scientific SE	25,955	2,605,956
Faurecia SE	18,816	834,077
Gecina SA	9,658	1,310,516
Getlink SE	87,532	1,380,805
Hermes International	5,865	8,805,822
Ipsen SA	7,906	769,260
Kering SA	13,874	10,360,615
Klepierre SA	30,246	804,491
La Francaise des Jeux SAEM(c)	17,920	741,953
Legrand SA	49,610	5,048,960
L’Oreal SA	46,507	19,865,308
LVMH Moet Hennessy Louis Vuitton SE	51,175	42,033,979
Orange SA	318,895	3,746,204
Orpea SA	9,323	409,319
Pernod Ricard SA	38,788	8,296,727
Publicis Groupe SA	42,282	2,865,065
Remy Cointreau SA	4,438	925,471
Renault SA(b)	35,486	1,410,299
Safran SA	63,563	7,695,523
Sanofi	208,881	21,841,017
Sartorius Stedim Biotech	5,323	2,334,195
Schneider Electric SE	100,271	16,985,437
SEB SA	3,672	557,299
Societe Generale SA	134,372	4,987,933
Sodexo SA	17,093	1,589,711
Teleperformance	11,044	4,159,051
Thales SA	20,498	1,890,888
TotalEnergies SE	461,758	26,258,987
Ubisoft Entertainment SA(b)	17,065	979,266
Unibail-Rodamco-Westfield(a)(b)	24,244	1,847,325
Valeo	45,574	1,275,553
Veolia Environnement SA	124,275	4,489,406
Vinci SA	98,150	10,757,881
Vivendi SE	134,947	1,768,530
Wendel SE	5,744	623,892
Worldline SA/France(b)(c)	44,803	2,171,609

		352,778,837

Germany — 5.2%
adidas AG	34,811	9,552,737
Allianz SE, Registered	73,659	18,912,134
Aroundtown SA	167,953	1,037,367
BASF SE	162,729	12,463,233
Bayer AG, Registered	178,983	10,873,907
Bayerische Motoren Werke AG	61,389	6,497,590
Bechtle AG	15,632	938,583
Beiersdorf AG	19,255	1,915,170
Brenntag SE	29,125	2,495,321
Carl Zeiss Meditec AG, Bearer	7,456	1,199,076

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Commerzbank AG(b)	195,483	$1,688,055
Continental AG(b)	20,851	2,021,507
Covestro AG(c)	33,944	2,036,402
Daimler AG, Registered	158,700	12,663,264
Daimler Truck Holding AG(b)	76,474	2,696,005
Delivery Hero SE(b)(c)	29,556	2,281,426
Deutsche Bank AG, Registered(b)	382,350	5,323,659
Deutsche Boerse AG	35,825	6,367,979
Deutsche Lufthansa AG, Registered(b)	118,843	924,101
Deutsche Post AG, Registered	181,715	10,935,715
Deutsche Telekom AG, Registered	609,531	11,507,321
E.ON SE	422,820	5,831,732
Evonik Industries AG	27,117	884,656
Fresenius Medical Care AG & Co. KGaA	35,210	2,394,047
Fresenius SE & Co. KGaA	72,254	2,982,671
GEA Group AG	31,615	1,493,655
Hannover Rueck SE	9,027	1,821,126
HeidelbergCement AG	23,726	1,651,058
HelloFresh SE(b)	30,871	2,055,413
Henkel AG & Co. KGaA	20,576	1,625,730
Infineon Technologies AG	242,146	10,055,777
KION Group AG	14,301	1,322,174
Knorr-Bremse AG	10,239	1,038,128
LANXESS AG	17,294	1,052,949
LEG Immobilien SE	12,884	1,709,175
Merck KGaA	24,365	5,343,202
MTU Aero Engines AG	10,141	2,157,895
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	25,834	8,178,654
Nemetschek SE	11,968	1,106,228
Puma SE	18,543	1,983,220
Rational AG	958	803,107
RWE AG	119,104	5,024,076
SAP SE	188,292	23,623,341
Scout24 SE(c)	16,567	989,786
Siemens AG, Registered	141,649	22,489,768
Siemens Healthineers AG(c)	51,050	3,280,588
Symrise AG	23,841	2,848,985
Telefonica Deutschland Holding AG	154,191	442,647
Uniper SE	17,300	782,821
United Internet AG, Registered(f)	20,877	818,726
Volkswagen AG	5,818	1,684,765
Vonovia SE	138,083	7,864,625
Zalando SE(b)(c)	38,877	3,085,586

		252,756,863

Greece — 0.1%
Alpha Services and Holdings SA(b)	275,441	416,838
Eurobank Ergasias Services and Holdings SA, Class A(b)	312,040	352,918
Hellenic Telecommunications Organization SA	30,914	600,886
JUMBO SA	23,107	343,700
OPAP SA	39,345	584,390
Public Power Corp. SA(b)	35,447	345,048

		2,643,780

Hong Kong — 1.9%
AIA Group Ltd.	2,302,800	24,040,795
BOC Hong Kong Holdings Ltd.	653,500	2,523,384
Budweiser Brewing Co. APAC Ltd.(c)	338,100	893,103
China Youzan Ltd.(b)	2,492,000	96,719

Security	Shares	Value

Hong Kong (continued)
Chow Tai Fook Jewellery Group Ltd.	423,800	$744,605
CK Asset Holdings Ltd.	351,560	2,346,806
CK Hutchison Holdings Ltd.	479,560	3,408,388
CK Infrastructure Holdings Ltd.	167,000	1,029,115
CLP Holdings Ltd.	291,500	2,917,187
ESR Cayman Ltd.(b)(c)	393,000	1,332,545
Futu Holdings Ltd., ADR(a)(b)	11,356	491,147
Galaxy Entertainment Group Ltd.(b)	346,000	2,003,777
Hang Lung Properties Ltd.	361,000	771,351
Hang Seng Bank Ltd.	144,800	2,866,722
Henderson Land Development Co. Ltd.	204,617	894,830
HK Electric Investments & HK Electric Investments Ltd., Class SS	750,000	746,436
HKT Trust & HKT Ltd., Class SS	804,000	1,097,134
Hong Kong & China Gas Co. Ltd.	2,142,748	3,302,528
Hong Kong Exchanges & Clearing Ltd.	218,300	12,459,624
Hongkong Land Holdings Ltd.	193,100	1,045,813
Huabao International Holdings Ltd.(a)	173,000	106,741
Hutchmed China Ltd., ADR(a)(b)	22,613	615,978
Jardine Matheson Holdings Ltd.	35,700	2,108,547
Link REIT	397,400	3,411,881
Melco Resorts & Entertainment Ltd., ADR(b)	43,986	464,492
MTR Corp. Ltd.	280,000	1,515,591
New World Development Co. Ltd.	271,750	1,109,368
Power Assets Holdings Ltd.	256,000	1,573,020
Sands China Ltd.(b)	412,000	1,148,842
Sino Biopharmaceutical Ltd.	2,085,000	1,437,927
Sino Land Co. Ltd.	594,000	769,642
SITC International Holdings Co. Ltd.(a)	293,000	1,116,792
Sun Hung Kai Properties Ltd.	230,000	2,806,116
Swire Pacific Ltd., Class A	94,500	572,488
Swire Properties Ltd.	208,800	556,603
Techtronic Industries Co. Ltd.	259,000	4,273,524
WH Group Ltd.(c)	1,971,500	1,318,953
Wharf Real Estate Investment Co. Ltd.	269,000	1,279,373
Xinyi Glass Holdings Ltd.	380,000	1,007,367
Yuexiu Property Co. Ltd.	253,200	257,275

		92,462,529

Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	99,550	868,123
OTP Bank Nyrt(b)	41,347	2,399,248
Richter Gedeon Nyrt	16,628	438,261

		3,705,632

India — 3.7%
ACC Ltd.	19,553	602,936
Adani Enterprises Ltd.	52,473	1,216,105
Adani Green Energy Ltd.(b)	79,631	2,021,568
Adani Ports & Special Economic Zone Ltd.	112,749	1,091,291
Adani Total Gas Ltd.	50,018	1,220,748
Adani Transmission Ltd.(b)	49,313	1,317,432
Ambuja Cements Ltd.	146,693	722,164
Apollo Hospitals Enterprise Ltd.	20,741	1,246,221
Asian Paints Ltd.	75,178	3,185,745
Aurobindo Pharma Ltd.	62,785	536,059
Avenue Supermarts Ltd.(b)(c)	30,706	1,702,589
Axis Bank Ltd.(b)	353,302	3,699,991
Bajaj Auto Ltd.	15,758	755,842
Bajaj Finance Ltd.	51,276	4,856,396
Bajaj Finserv Ltd.	7,946	1,684,777

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Bandhan Bank Ltd.(c)	125,976	$536,551
Bharat Electronics Ltd.	158,737	449,366
Bharat Petroleum Corp. Ltd.	163,173	873,770
Bharti Airtel Ltd.(b)	468,512	4,601,679
Biocon Ltd.(b)	96,516	476,705
Britannia Industries Ltd.	23,313	1,108,498
Cholamandalam Investment and Finance Co. Ltd.	58,579	497,798
Cipla Ltd.	92,343	1,172,279
Coal India Ltd.	282,506	607,957
Colgate-Palmolive India Ltd.	25,703	492,113
Dabur India Ltd.	116,164	838,377
Divi’s Laboratories Ltd.	27,243	1,479,345
DLF Ltd.	75,413	399,356
Dr. Reddy’s Laboratories Ltd.	23,673	1,368,535
Eicher Motors Ltd.	26,878	959,850
GAIL India Ltd.	366,954	715,550
Godrej Consumer Products Ltd.(b)	80,762	966,260
Godrej Properties Ltd.(b)	19,962	461,790
Grasim Industries Ltd.	62,088	1,445,775
Havells India Ltd.	46,029	735,742
HCL Technologies Ltd.	202,628	3,007,155
HDFC Asset Management Co. Ltd.(c)	11,880	353,185
HDFC Life Insurance Co. Ltd.(c)	175,170	1,468,454
Hero MotoCorp Ltd.	24,989	918,137
Hindalco Industries Ltd.	315,170	2,089,339
Hindustan Unilever Ltd.	153,862	4,704,678
Housing Development Finance Corp. Ltd.	315,493	10,764,854
ICICI Bank Ltd.	879,276	9,446,189
ICICI Lombard General Insurance Co. Ltd.(c)	39,035	721,556
ICICI Prudential Life Insurance Co. Ltd.(c)	82,337	620,909
Indian Railway Catering & Tourism Corp.	40,269	472,807
Indraprastha Gas Ltd.	75,549	399,784
Indus Towers Ltd.	145,836	496,569
Info Edge India Ltd.	16,565	1,096,441
Infosys Ltd.	627,163	14,755,703
InterGlobe Aviation Ltd.(b)(c)	25,351	634,980
ITC Ltd.	578,875	1,719,215
JSW Steel Ltd.	162,949	1,388,240
Jubilant Foodworks Ltd.	17,404	794,058
Kotak Mahindra Bank Ltd.	104,301	2,614,299
Larsen & Toubro Infotech Ltd.(c)	10,255	867,920
Larsen & Toubro Ltd.	129,916	3,348,040
Lupin Ltd.	50,140	612,762
Mahindra & Mahindra Ltd.	166,607	1,992,760
Marico Ltd.	114,817	745,005
Maruti Suzuki India Ltd.	27,609	3,198,610
Mindtree Ltd.	9,609	520,467
Motherson Sumi Systems Ltd.	270,282	655,500
Motherson Sumi Wiring India Ltd., NVS	274,047	170,659
Mphasis Ltd.	9,758	409,782
MRF Ltd.	472	458,383
Nestle India Ltd.	6,510	1,623,346
NTPC Ltd.	882,118	1,691,636
Oil & Natural Gas Corp. Ltd.	516,934	1,208,744
Page Industries Ltd.	1,176	671,722
Petronet LNG Ltd.	181,537	521,879
Pidilite Industries Ltd.	34,281	1,132,051
Piramal Enterprises Ltd.	25,844	834,226
Power Grid Corp. of India Ltd.	548,735	1,590,397
Reliance Industries Ltd.	525,908	16,948,525

Security	Shares	Value

India (continued)
SBI Cards & Payment Services Ltd.(b)	22,540	$267,216
SBI Life Insurance Co. Ltd.(c)	87,391	1,452,520
Shree Cement Ltd.	2,187	715,074
Shriram Transport Finance Co. Ltd.	42,276	701,978
Siemens Ltd.	13,436	421,200
SRF Ltd.	19,851	642,092
State Bank of India	347,216	2,528,634
Sun Pharmaceutical Industries Ltd.	171,568	1,927,490
Tata Consultancy Services Ltd.	151,051	7,606,297
Tata Consumer Products Ltd.	134,618	1,318,071
Tata Motors Ltd.(b)	315,667	2,177,786
Tata Power Co. Ltd. (The)	251,562	837,428
Tata Steel Ltd.	133,686	1,971,269
Tech Mahindra Ltd.	119,395	2,383,328
Titan Co. Ltd.	70,829	2,258,463
Trent Ltd.	20,571	286,345
UltraTech Cement Ltd.	20,024	1,946,104
United Spirits Ltd.(b)	75,699	884,157
UPL Ltd.	104,707	1,097,022
Vedanta Ltd.	168,797	736,308
Wipro Ltd.	233,999	1,806,676
Yes Bank Ltd.(b)	1,473,793	264,172
Zomato Ltd.(b)	235,662	287,221

		178,232,977

Indonesia — 0.4%
Adaro Energy Tbk PT	3,047,100	477,120
Aneka Tambang Tbk	1,686,100	210,355
Astra International Tbk PT	3,687,300	1,411,229
Bank Central Asia Tbk PT	9,670,500	5,143,710
Bank Mandiri Persero Tbk PT	3,591,584	1,882,020
Bank Negara Indonesia Persero Tbk PT	1,226,600	629,546
Bank Rakyat Indonesia Persero Tbk PT	12,999,316	3,700,066
Barito Pacific Tbk PT	6,139,500	381,466
Charoen Pokphand Indonesia Tbk PT	1,589,900	698,607
Gudang Garam Tbk PT	95,100	202,962
Indah Kiat Pulp & Paper Tbk PT	619,200	329,294
Indocement Tunggal Prakarsa Tbk PT	337,000	258,167
Indofood CBP Sukses Makmur Tbk PT	324,000	196,976
Indofood Sukses Makmur Tbk PT	591,300	260,762
Kalbe Farma Tbk PT	4,971,000	566,850
Merdeka Copper Gold Tbk PT(b)	2,037,300	520,821
Sarana Menara Nusantara Tbk PT	3,412,000	243,865
Semen Indonesia Persero Tbk PT	689,300	324,641
Telkom Indonesia Persero Tbk PT	9,545,700	2,795,702
Tower Bersama Infrastructure Tbk PT	1,389,200	279,771
Unilever Indonesia Tbk PT	1,497,800	421,258
United Tractors Tbk PT	350,545	566,775

		21,501,963

Ireland — 0.4%
CRH PLC	152,171	7,637,521
Flutter Entertainment PLC, Class DI(b)	30,903	4,701,698
Kerry Group PLC, Class A	29,340	3,696,769
Kingspan Group PLC	31,026	2,986,471
Smurfit Kappa Group PLC	42,874	2,259,701

		21,282,160

Israel — 0.4%
Azrieli Group Ltd.	5,845	528,477
Bank Hapoalim BM	191,035	1,982,511
Bank Leumi Le-Israel BM	253,387	2,717,573

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Check Point Software Technologies Ltd.(b)	20,889	$2,527,778
CyberArk Software Ltd.(a)(b)	8,113	1,112,698
Elbit Systems Ltd.	6,142	1,023,152
Fiverr International Ltd.(a)(b)	5,366	457,773
ICL Group Ltd.	154,635	1,398,444
Inmode Ltd.(b)	9,594	462,719
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	142,275	954,074
Kornit Digital Ltd.(a)(b)	8,241	865,800
Mizrahi Tefahot Bank Ltd.	22,648	875,514
Nice Ltd.(b)	12,269	3,140,590
Teva Pharmaceutical Industries Ltd., ADR(b)	209,240	1,763,893
Wix.com Ltd.(a)(b)	10,576	1,389,369

		21,200,368

Italy — 1.3%
Amplifon SpA	23,870	1,014,620
Assicurazioni Generali SpA	185,126	3,895,930
Atlantia SpA(b)	92,067	1,708,328
DiaSorin SpA	4,755	733,037
Enel SpA	1,488,750	11,458,310
Eni SpA	465,240	6,988,459
Ferrari NV	23,229	5,353,648
FinecoBank Banca Fineco SpA	95,363	1,603,268
Infrastrutture Wireless Italiane SpA(c)	72,875	785,768
Intesa Sanpaolo SpA	2,983,225	8,865,663
Mediobanca Banca di Credito Finanziario SpA	128,731	1,474,821
Moncler SpA	38,609	2,477,908
Nexi SpA(b)(c)	84,906	1,241,959
Poste Italiane SpA(c)	70,677	948,669
Prysmian SpA	48,641	1,640,248
Recordati Industria Chimica e Farmaceutica SpA	15,658	877,169
Snam SpA	392,832	2,201,305
Telecom Italia SpA	1,670,276	787,167
Tenaris SA	97,584	1,191,199
Terna - Rete Elettrica Nazionale	268,685	2,111,169
UniCredit SpA	394,182	6,264,898

		63,623,543

Japan — 14.1%
Advantest Corp.	36,100	3,072,563
Aeon Co. Ltd.	119,800	2,729,900
AGC Inc.	32,500	1,491,600
Aisin Corp.	26,300	955,031
Ajinomoto Co. Inc.	82,300	2,296,292
ANA Holdings Inc.(b)	27,900	589,185
Asahi Group Holdings Ltd.	80,100	3,269,738
Asahi Intecc Co. Ltd.	46,200	788,217
Asahi Kasei Corp.	242,900	2,399,347
Astellas Pharma Inc.	343,100	5,537,827
Azbil Corp.	24,500	962,304
Bandai Namco Holdings Inc.	35,600	2,502,258
Benefit One Inc.	20,000	608,266
Bridgestone Corp.	103,000	4,510,496
Brother Industries Ltd.	45,100	830,564
Canon Inc.	189,600	4,484,178
Capcom Co. Ltd.	34,600	835,270
Central Japan Railway Co.	25,700	3,372,113
Chiba Bank Ltd. (The)	85,300	551,436
Chubu Electric Power Co. Inc.	108,300	1,084,722
Chugai Pharmaceutical Co. Ltd.	122,400	3,975,523

Security	Shares	Value

Japan (continued)
Concordia Financial Group Ltd.	218,800	$899,127
Cosmos Pharmaceutical Corp.	4,700	586,958
CyberAgent Inc.	72,200	841,867
Dai Nippon Printing Co. Ltd.	37,300	895,391
Daifuku Co. Ltd.	18,100	1,256,588
Dai-ichi Life Holdings Inc.	196,600	4,425,358
Daiichi Sankyo Co. Ltd.	321,600	7,226,347
Daikin Industries Ltd.	45,500	9,552,454
Daito Trust Construction Co. Ltd.	11,700	1,341,599
Daiwa House Industry Co. Ltd.	102,700	2,997,111
Daiwa House REIT Investment Corp.	364	1,084,344
Daiwa Securities Group Inc.	283,800	1,710,093
Denso Corp.	78,600	5,866,207
Dentsu Group Inc.	35,900	1,243,281
Disco Corp.	5,500	1,512,245
East Japan Railway Co.	55,200	3,152,079
Eisai Co. Ltd.	45,000	2,253,826
ENEOS Holdings Inc.	559,400	2,227,880
FANUC Corp.	34,800	6,881,641
Fast Retailing Co. Ltd.	10,400	6,120,034
Fuji Electric Co. Ltd.	22,900	1,223,919
FUJIFILM Holdings Corp.	65,600	4,397,561
Fujitsu Ltd.	35,100	4,640,161
GLP J-REIT	774	1,245,840
GMO Payment Gateway Inc.	9,300	816,092
Hakuhodo DY Holdings Inc.	43,300	663,258
Hamamatsu Photonics KK	25,200	1,289,264
Hankyu Hanshin Holdings Inc.	37,900	1,103,703
Hikari Tsushin Inc.	3,700	444,240
Hino Motors Ltd.	54,000	469,390
Hirose Electric Co. Ltd.	5,900	879,441
Hitachi Construction Machinery Co. Ltd.	20,100	511,089
Hitachi Ltd.	184,400	9,584,375
Hitachi Metals Ltd.(b)	38,000	685,242
Honda Motor Co. Ltd.	298,700	8,797,543
Hoshizaki Corp.	11,000	812,838
Hoya Corp.	67,200	8,713,713
Hulic Co. Ltd.	114,500	1,106,718
Ibiden Co. Ltd.	21,700	1,212,604
Idemitsu Kosan Co. Ltd.	37,972	972,905
Iida Group Holdings Co. Ltd.	25,700	534,679
Inpex Corp.	189,000	1,910,694
Isuzu Motors Ltd.	98,000	1,200,500
Ito En Ltd.	14,700	791,802
ITOCHU Corp.	233,800	7,511,167
Itochu Techno-Solutions Corp.	16,400	447,394
Japan Airlines Co. Ltd.(b)	26,200	495,903
Japan Exchange Group Inc.	95,700	1,968,630
Japan Metropolitan Fund Invest	1,398	1,178,112
Japan Post Bank Co. Ltd.	72,200	710,286
Japan Post Holdings Co. Ltd.	447,500	3,819,650
Japan Post Insurance Co. Ltd.	37,800	662,772
Japan Real Estate Investment Corp.	222	1,220,766
Japan Tobacco Inc.	216,400	4,320,399
JFE Holdings Inc.	85,900	1,103,544
JSR Corp.	36,300	1,203,279
Kajima Corp.	74,500	899,781
Kakaku.com Inc.	27,100	561,283
Kansai Electric Power Co. Inc. (The)	128,200	1,210,096
Kansai Paint Co. Ltd.	35,300	732,750

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kao Corp.	85,400	$4,267,571
KDDI Corp.	297,200	9,495,155
Keio Corp.	18,700	841,137
Keisei Electric Railway Co. Ltd.	20,400	575,711
Keyence Corp.	35,300	18,106,161
Kikkoman Corp.	25,900	1,957,727
Kintetsu Group Holdings Co. Ltd.(b)	30,600	889,099
Kirin Holdings Co. Ltd.	148,300	2,376,974
Kobayashi Pharmaceutical Co. Ltd.	11,000	856,602
Kobe Bussan Co. Ltd.	29,300	912,091
Koei Tecmo Holdings Co. Ltd.	13,800	499,238
Koito Manufacturing Co. Ltd.	18,600	933,915
Komatsu Ltd.	160,100	4,023,143
Konami Holdings Corp.	17,100	921,858
Kose Corp.	6,400	585,149
Kubota Corp.	196,200	4,207,612
Kurita Water Industries Ltd.	25,400	1,032,853
Kyocera Corp.	57,600	3,552,267
Kyowa Kirin Co. Ltd.	51,500	1,283,626
Lasertec Corp.	14,300	3,208,024
Lawson Inc.	8,600	376,930
Lion Corp.	37,000	483,440
Lixil Corp.	48,400	1,107,883
M3 Inc.	80,000	3,075,727
Makita Corp.	40,000	1,496,937
Marubeni Corp.	306,300	3,151,808
Mazda Motor Corp.(b)	100,800	776,538
McDonald’s Holdings Co. Japan Ltd.	12,900	563,348
Medipal Holdings Corp.	32,700	588,438
MEIJI Holdings Co. Ltd.	21,790	1,359,295
Mercari Inc.(b)	19,300	728,879
MinebeaMitsumi Inc.	64,900	1,588,141
Misumi Group Inc.	52,600	1,706,443
Mitsubishi Chemical Holdings Corp.	229,900	1,803,378
Mitsubishi Corp.	240,000	8,148,581
Mitsubishi Electric Corp.	333,800	4,180,310
Mitsubishi Estate Co. Ltd.	212,900	3,066,276
Mitsubishi Gas Chemical Co. Inc.	25,500	488,460
Mitsubishi HC Capital Inc.	112,300	579,994
Mitsubishi Heavy Industries Ltd.	60,100	1,632,279
Mitsubishi UFJ Financial Group Inc.	2,343,400	14,204,003
Mitsui & Co. Ltd.	295,800	7,375,882
Mitsui Chemicals Inc.	30,900	826,409
Mitsui Fudosan Co. Ltd.	168,700	3,616,478
Miura Co. Ltd.	18,000	531,452
Mizuho Financial Group Inc.	436,460	5,912,287
MonotaRO Co. Ltd.	52,200	857,687
MS&AD Insurance Group Holdings Inc.	78,700	2,699,372
Murata Manufacturing Co. Ltd.	105,400	7,924,316
NEC Corp.	43,800	1,708,782
Nexon Co. Ltd.	89,900	1,694,760
NGK Insulators Ltd.	55,500	937,824
Nidec Corp.	81,100	7,187,876
Nihon M&A Center Holdings Inc.	55,600	875,322
Nintendo Co. Ltd.	20,300	9,947,840
Nippon Building Fund Inc.	257	1,488,322
Nippon Express Holdings Co., NVS	12,400	734,870
Nippon Paint Holdings Co. Ltd.	135,400	1,082,850
Nippon Prologis REIT Inc.	339	1,057,760
Nippon Sanso Holdings Corp.	36,000	714,916

Security	Shares	Value

Japan (continued)
Nippon Shinyaku Co. Ltd.	12,300	$804,061
Nippon Steel Corp.	156,486	2,557,694
Nippon Telegraph & Telephone Corp.	241,000	6,896,874
Nippon Yusen KK	28,800	2,257,727
Nissan Chemical Corp.	21,700	1,177,405
Nissan Motor Co. Ltd.(b)	435,500	2,304,922
Nisshin Seifun Group Inc.	39,325	552,209
Nissin Foods Holdings Co. Ltd.	12,900	915,031
Nitori Holdings Co. Ltd.	14,300	2,048,655
Nitto Denko Corp.	26,400	2,055,494
Nomura Holdings Inc.	585,800	2,587,798
Nomura Real Estate Holdings Inc.	20,200	473,020
Nomura Real Estate Master Fund Inc.	740	1,026,700
Nomura Research Institute Ltd.	59,900	2,096,852
NTT Data Corp.	112,600	2,158,625
Obayashi Corp.	107,700	872,601
Obic Co. Ltd.	12,400	2,048,749
Odakyu Electric Railway Co. Ltd.	52,600	929,482
Oji Holdings Corp.	126,700	674,434
Olympus Corp.	211,300	4,728,270
Omron Corp.	33,100	2,419,924
Ono Pharmaceutical Co. Ltd.	65,100	1,578,786
Open House Group Co. Ltd.	18,000	931,917
Oracle Corp. Japan	7,200	538,492
Oriental Land Co. Ltd./Japan	35,700	6,214,776
ORIX Corp.	241,300	4,977,325
Orix JREIT Inc.	603	865,338
Osaka Gas Co. Ltd.	64,600	1,098,612
Otsuka Corp.	18,400	746,613
Otsuka Holdings Co. Ltd.	71,000	2,422,329
Pan Pacific International Holdings Corp.	68,500	921,930
Panasonic Corp.	416,600	4,586,560
Persol Holdings Co. Ltd.	39,800	1,027,469
Pola Orbis Holdings Inc.	20,500	305,540
Rakuten Group Inc.(b)	155,000	1,344,683
Recruit Holdings Co. Ltd.	253,200	12,515,316
Renesas Electronics Corp.(b)	228,300	2,620,156
Resona Holdings Inc.	387,100	1,663,538
Ricoh Co. Ltd.	115,600	976,174
Rinnai Corp.	7,200	642,996
Rohm Co. Ltd.	15,800	1,330,946
Ryohin Keikaku Co. Ltd.	47,300	679,198
Santen Pharmaceutical Co. Ltd.	66,000	749,375
SBI Holdings Inc.	41,300	1,065,367
SCSK Corp.	26,900	455,187
Secom Co. Ltd.	37,500	2,640,527
Seiko Epson Corp.	55,100	858,265
Sekisui Chemical Co. Ltd.	62,500	1,092,749
Sekisui House Ltd.	110,100	2,230,644
Seven & i Holdings Co. Ltd.	137,200	6,977,805
SG Holdings Co. Ltd.	57,100	1,212,134
Sharp Corp./Japan	34,000	377,948
Shimadzu Corp.	45,100	1,627,286
Shimano Inc.	13,200	2,959,996
Shimizu Corp.	118,700	790,355
Shin-Etsu Chemical Co. Ltd.	64,500	10,791,449
Shionogi & Co. Ltd.	47,900	2,729,948
Shiseido Co. Ltd.	73,200	3,692,500
Shizuoka Bank Ltd. (The)	73,800	579,881
SMC Corp.	10,400	5,800,720

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Softbank Corp.	535,000	$6,706,686
SoftBank Group Corp.	223,000	9,878,797
Sohgo Security Services Co. Ltd.	17,900	649,189
Sompo Holdings Inc.	58,600	2,742,095
Sony Group Corp.	232,700	26,031,792
Square Enix Holdings Co. Ltd.	15,700	769,895
Stanley Electric Co. Ltd.	27,700	647,470
Subaru Corp.	109,200	1,987,587
SUMCO Corp.	61,700	1,137,506
Sumitomo Chemical Co. Ltd.	258,400	1,303,124
Sumitomo Corp.	212,100	3,278,092
Sumitomo Dainippon Pharma Co. Ltd.	33,600	365,710
Sumitomo Electric Industries Ltd.	142,200	1,885,358
Sumitomo Metal Mining Co. Ltd.	45,400	2,097,012
Sumitomo Mitsui Financial Group Inc.	248,300	8,944,002
Sumitomo Mitsui Trust Holdings Inc.	61,600	2,130,201
Sumitomo Realty & Development Co. Ltd.	55,900	1,729,556
Suntory Beverage & Food Ltd.	26,400	1,013,725
Suzuki Motor Corp.	67,000	2,852,466
Sysmex Corp.	29,900	2,846,207
T&D Holdings Inc.	103,900	1,535,466
Taisei Corp.	31,600	1,035,881
Taisho Pharmaceutical Holdings Co. Ltd.	4,900	240,650
Takeda Pharmaceutical Co. Ltd.	292,813	8,486,653
TDK Corp.	68,100	2,459,423
Terumo Corp.	117,800	4,300,151
TIS Inc.	37,600	988,905
Tobu Railway Co. Ltd.	34,300	803,416
Toho Co. Ltd./Tokyo	23,200	898,714
Tokio Marine Holdings Inc.	113,200	6,755,057
Tokyo Century Corp.	7,600	375,055
Tokyo Electric Power Co. Holdings Inc.(b)	273,300	728,140
Tokyo Electron Ltd.	27,500	13,451,157
Tokyo Gas Co. Ltd.	63,900	1,290,252
Tokyu Corp.	91,800	1,219,823
Toppan Inc.	56,800	1,080,452
Toray Industries Inc.	261,600	1,653,263
Toshiba Corp.	74,900	3,101,611
Tosoh Corp.	47,300	740,079
TOTO Ltd.	23,800	1,024,363
Toyo Suisan Kaisha Ltd.	17,500	717,023
Toyota Industries Corp.	26,600	2,075,028
Toyota Motor Corp.	1,967,200	38,878,110
Toyota Tsusho Corp.	38,600	1,565,365
Trend Micro Inc/Japan(b)	22,200	1,177,768
Tsuruha Holdings Inc.	7,000	563,810
Unicharm Corp.	71,700	2,770,739
USS Co. Ltd.	48,200	786,657
Welcia Holdings Co. Ltd.	19,400	523,952
West Japan Railway Co.	36,700	1,537,868
Yakult Honsha Co. Ltd.	22,900	1,161,064
Yamaha Corp.	24,400	1,111,546
Yamaha Motor Co. Ltd.	50,800	1,209,726
Yamato Holdings Co. Ltd.	51,900	1,105,171
Yaskawa Electric Corp.	42,800	1,792,051
Yokogawa Electric Corp.	52,900	866,792
Z Holdings Corp.	501,800	2,548,474
ZOZO Inc.	26,400	703,492

		688,249,623

Security	Shares	Value

Kuwait — 0.2%
Agility Public Warehousing Co. KSC	274,962	$915,236
Boubyan Bank KSCP(b)	264,915	705,417
Kuwait Finance House KSCP	921,400	2,758,820
Mabanee Co. KPSC	106,911	291,286
Mobile Telecommunications Co. KSCP	493,447	975,174
National Bank of Kuwait SAKP	1,276,580	4,376,026

		10,021,959

Malaysia — 0.4%
Axiata Group Bhd	605,500	538,158
CIMB Group Holdings Bhd	920,200	1,146,284
Dialog Group Bhd	834,900	512,260
DiGi.Com Bhd	781,000	710,054
Genting Bhd	433,300	453,832
Genting Malaysia Bhd	574,400	376,082
Hartalega Holdings Bhd	328,000	460,791
Hong Leong Bank Bhd	151,200	700,819
Hong Leong Financial Group Bhd	102,200	446,017
IHH Healthcare Bhd	586,300	903,509
Inari Amertron Bhd	597,200	477,173
IOI Corp. Bhd	670,800	609,812
Kuala Lumpur Kepong Bhd	86,000	443,818
Malayan Banking Bhd	566,800	1,120,654
Malaysia Airports Holdings Bhd(b)	211,200	287,622
Maxis Bhd	623,300	630,159
MISC Bhd	168,200	280,738
Petronas Chemicals Group Bhd	515,900	1,095,771
Petronas Dagangan Bhd	61,800	286,446
Petronas Gas Bhd	187,000	759,815
PPB Group Bhd	218,800	830,138
Press Metal Aluminium Holdings Bhd	509,000	749,120
Public Bank Bhd	2,820,100	2,840,697
RHB Bank Bhd	400,595	533,192
Sime Darby Bhd	511,200	262,716
Sime Darby Plantation Bhd	589,600	497,262
Telekom Malaysia Bhd	131,500	158,975
Tenaga Nasional Bhd	425,800	934,062
Top Glove Corp. Bhd(a)	796,500	405,339

		19,451,315

Mexico — 0.6%
America Movil SAB de CV, Series L, NVS	6,595,600	6,206,157
Arca Continental SAB de CV	39,400	233,042
Cemex SAB de CV, NVS(b)	3,063,508	1,871,253
Coca-Cola Femsa SAB de CV	40,100	210,473
Fibra Uno Administracion SA de CV	648,400	666,380
Fomento Economico Mexicano SAB de CV	378,300	2,846,236
Gruma SAB de CV, Class B	22,860	298,993
Grupo Aeroportuario del Pacifico SAB de CV, Class B	54,900	754,808
Grupo Aeroportuario del Sureste SAB de CV, Class B	43,545	881,687
Grupo Bimbo SAB de CV, Series A	279,200	874,226
Grupo Carso SAB de CV, Series A1	70,900	198,285
Grupo Financiero Banorte SAB de CV, Class O	502,200	3,182,937
Grupo Financiero Inbursa SAB de CV, Class O(b)	596,700	860,569
Grupo Mexico SAB de CV, Series B	624,129	2,680,414
Grupo Televisa SAB, CPO	473,800	965,608
Industrias Penoles SAB de CV	31,140	333,606
Kimberly-Clark de Mexico SAB de CV, Class A	416,300	601,403
Megacable Holdings SAB de CV, CPO	24,500	78,911
Orbia Advance Corp. SAB de CV	147,900	345,372
Promotora y Operadora de Infraestructura SAB de CV	17,130	124,962

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Telesites SAB de CV	41,500	$43,818
Wal-Mart de Mexico SAB de CV	1,025,300	3,486,259

		27,745,399

Netherlands — 3.3%
ABN AMRO Bank NV, CVA(c)	82,460	1,323,406
Adyen NV(b)(c)	3,680	7,488,423
Aegon NV	329,051	1,856,339
Akzo Nobel NV	36,243	3,751,428
Argenx SE(b)	8,704	2,329,119
ASM International NV	9,092	3,123,833
ASML Holding NV	76,015	51,484,540
CNH Industrial NV	199,142	3,035,341
Davide Campari-Milano NV	96,349	1,209,690
Euronext NV(c)	10,599	1,021,874
EXOR NV	20,681	1,734,121
Heineken Holding NV	22,750	1,994,537
Heineken NV	48,023	5,150,305
IMCD NV	8,042	1,383,384
ING Groep NV	719,463	10,640,211
InPost SA(b)	28,215	229,057
Just Eat Takeaway.com NV(b)(c)	31,226	1,541,966
Koninklijke Ahold Delhaize NV	192,859	6,253,376
Koninklijke DSM NV	32,206	6,037,350
Koninklijke KPN NV	658,077	2,170,671
Koninklijke Philips NV	169,993	5,654,526
NN Group NV	48,998	2,742,032
Prosus NV	170,500	14,184,894
QIAGEN NV(b)	43,561	2,153,318
Randstad NV	16,887	1,098,561
Stellantis NV	375,211	7,244,900
STMicroelectronics NV	125,268	5,890,193
Universal Music Group NV	134,076	3,310,220
Wolters Kluwer NV	49,294	5,017,073

		161,054,688

New Zealand — 0.2%
Auckland International Airport Ltd.(b)	232,532	1,103,805
Fisher & Paykel Healthcare Corp. Ltd.	86,420	1,590,000
Mercury NZ Ltd.	102,188	375,697
Meridian Energy Ltd.	183,046	527,642
Ryman Healthcare Ltd.	102,404	669,602
Spark New Zealand Ltd.	418,649	1,196,554
Xero Ltd.(b)	24,370	1,974,103

		7,437,403

Norway — 0.4%
Adevinta ASA(b)	49,142	515,566
DNB Bank ASA	177,938	4,234,959
Equinor ASA	183,222	5,051,031
Gjensidige Forsikring ASA	47,933	1,170,835
Mowi ASA	77,549	1,903,355
Norsk Hydro ASA	243,948	1,874,816
Orkla ASA	142,305	1,359,923
Schibsted ASA, Class A	15,068	446,383
Schibsted ASA, Class B	19,748	515,127
Telenor ASA	119,229	1,970,442
Yara International ASA	34,159	1,753,990

		20,796,427

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR(b)	32,820	265,842
Credicorp Ltd.	12,602	1,804,858

Security	Shares	Value

Peru (continued)
Southern Copper Corp.	14,244	$910,049

		2,980,749

Philippines — 0.2%
Aboitiz Equity Ventures Inc.	288,830	356,965
AC Energy Corp.	1,650,000	309,994
Ayala Corp.	36,090	617,149
Ayala Land Inc.	1,653,120	1,167,262
Bank of the Philippine Islands	312,706	601,670
BDO Unibank Inc.	384,230	1,021,210
Globe Telecom Inc.	3,265	199,153
GT Capital Holdings Inc.	13,910	155,989
International Container Terminal Services Inc.	230,730	907,619
JG Summit Holdings Inc.	775,400	948,772
Jollibee Foods Corp.	119,150	560,981
Metro Pacific Investments Corp.	1,820,000	138,000
Metropolitan Bank & Trust Co.	655,908	759,788
Monde Nissin Corp.(b)(c)	162,000	52,056
PLDT Inc.	17,490	629,262
SM Investments Corp.	36,055	671,235
SM Prime Holdings Inc.	2,095,900	1,449,408
Universal Robina Corp.	111,110	276,821

		10,823,334

Poland — 0.2%
Allegro.eu SA(a)(b)(c)	60,568	561,366
Bank Polska Kasa Opieki SA	32,357	1,078,178
CD Projekt SA	14,045	623,532
Cyfrowy Polsat SA	81,474	629,386
Dino Polska SA(b)(c)	7,148	550,015
KGHM Polska Miedz SA	28,346	977,800
LPP SA	188	735,350
mBank SA(b)	1,735	198,702
Orange Polska SA(b)	74,090	143,432
PGE Polska Grupa Energetyczna SA(b)	134,195	252,800
Polski Koncern Naftowy ORLEN SA	56,872	993,978
Polskie Gornictwo Naftowe i Gazownictwo SA	370,949	484,420
Powszechna Kasa Oszczednosci Bank Polski SA(b)	156,060	1,826,887
Powszechny Zaklad Ubezpieczen SA	101,081	899,992
Santander Bank Polska SA	8,515	730,528

		10,686,366

Portugal — 0.1%
Banco Espirito Santo SA, Registered(e)	4	—
EDP - Energias de Portugal SA	538,131	2,754,752
Galp Energia SGPS SA	96,643	1,065,613
Jeronimo Martins SGPS SA	51,695	1,242,285

		5,062,650

Qatar — 0.3%
Barwa Real Estate Co.	298,500	274,241
Commercial Bank PSQC (The)	492,892	963,193
Industries Qatar QSC	301,741	1,387,950
Masraf Al Rayan QSC	1,063,353	1,425,813
Mesaieed Petrochemical Holding Co.	804,544	535,432
Ooredoo QPSC	226,923	450,888
Qatar Electricity & Water Co. QSC	130,055	635,089
Qatar Fuel QSC	91,366	474,453
Qatar International Islamic Bank QSC	91,702	250,631
Qatar Islamic Bank SAQ	191,091	1,023,650
Qatar National Bank QPSC	828,528	4,945,557

		12,366,897

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia — 0.9%
Alrosa PJSC	504,040	$741,495
Gazprom PJSC	2,268,174	9,800,155
Inter RAO UES PJSC	5,597,000	280,937
LUKOIL PJSC	71,534	6,350,857
Magnit PJSC, GDR(f)	54,129	712,950
MMC Norilsk Nickel PJSC	12,337	3,460,145
Mobile TeleSystems PJSC	105,139	803,262
Moscow Exchange MICEX-RTS PJSC	287,200	541,220
Novatek PJSC, GDR(f)	17,328	3,659,770
Novolipetsk Steel PJSC	223,890	618,527
Ozon Holdings PLC, ADR(b)	8,955	175,818
PhosAgro PJSC, GDR(f)	31,181	625,502
Polymetal International PLC	52,614	755,754
Polyus PJSC	5,198	820,430
Rosneft Oil Co. PJSC	165,180	1,231,880
Sberbank of Russia PJSC	1,882,550	6,487,683
Severstal PAO	30,098	586,508
Surgutneftegas PJSC	1,708,350	805,304
Tatneft PJSC	224,904	1,447,886
TCS Group Holding PLC, GDR(f)	22,469	1,617,865
United Co. RUSAL International PJSC(b)	612,730	577,339
VK Co. Ltd.(b)	23,858	189,189
VTB Bank PJSC	493,800,000	279,029
X5 Retail Group NV, GDR	16,185	364,288
Yandex NV, Class A(b)	59,216	2,842,259

		45,776,052

Saudi Arabia — 1.1%
Abdullah Al Othaim Markets Co.	7,762	219,295
Advanced Petrochemical Co.	27,387	549,462
Al Rajhi Bank	238,087	9,455,048
Alinma Bank	187,686	1,504,798
Almarai Co. JSC	22,336	293,169
Arab National Bank	118,435	876,475
Bank AlBilad(b)	90,194	1,340,668
Bank Al-Jazira	94,634	587,620
Banque Saudi Fransi	129,725	1,819,407
Bupa Arabia for Cooperative Insurance Co.	7,992	317,363
Co for Cooperative Insurance (The)	10,753	223,994
Dar Al Arkan Real Estate Development Co.(b)	55,226	152,166
Emaar Economic City(b)	44,738	154,457
Etihad Etisalat Co.	72,595	631,747
Jarir Marketing Co.	21,797	1,172,955
Mouwasat Medical Services Co.	4,743	250,736
National Industrialization Co.(b)	52,344	319,440
Rabigh Refining & Petrochemical Co.(b)	41,664	271,908
Riyad Bank	251,398	2,278,188
SABIC Agri-Nutrients Co.	44,881	2,034,796
Sahara International Petrochemical Co.	94,312	1,090,952
Saudi Arabian Mining Co.(b)	93,317	2,299,769
Saudi Arabian Oil Co.(c)	355,210	3,545,361
Saudi Basic Industries Corp.	160,945	5,387,397
Saudi British Bank (The)	139,956	1,503,136
Saudi Cement Co.	16,407	245,727
Saudi Electricity Co.	200,336	1,408,702
Saudi Industrial Investment Group	50,480	461,620
Saudi Kayan Petrochemical Co.(b)	117,509	619,869
Saudi National Bank (The)	397,933	7,827,356
Saudi Telecom Co.	104,768	3,296,110
Savola Group (The)	35,892	327,193

Security	Shares	Value

Saudi Arabia (continued)
Yanbu National Petrochemical Co.	44,224	$804,138

		53,271,022

Singapore — 0.8%
Ascendas REIT	609,977	1,250,966
CapitaLand Integrated Commercial Trust	998,321	1,439,275
Capitaland Investment Ltd/Singapore(b)	427,700	1,097,423
City Developments Ltd.	62,800	329,887
DBS Group Holdings Ltd.	329,800	8,662,813
Genting Singapore Ltd.(a)	1,182,500	646,168
Keppel Corp. Ltd.	282,100	1,189,393
Mapletree Commercial Trust	379,300	507,699
Mapletree Logistics Trust(a)	538,197	677,333
Oversea-Chinese Banking Corp. Ltd.	617,875	5,751,342
Sea Ltd., ADR(b)	25,380	3,814,868
Singapore Airlines Ltd.(b)	263,150	981,577
Singapore Exchange Ltd.	121,400	840,303
Singapore Technologies Engineering Ltd.	203,400	565,341
Singapore Telecommunications Ltd.	1,537,900	2,788,558
United Overseas Bank Ltd.	219,900	4,914,470
UOL Group Ltd.	70,400	381,777
Venture Corp. Ltd.	58,000	759,901
Wilmar International Ltd.	383,000	1,218,393

		37,817,487

South Africa — 1.0%
Absa Group Ltd.	110,504	1,221,368
Anglo American Platinum Ltd.	10,794	1,307,846
AngloGold Ashanti Ltd.	80,458	1,508,337
Aspen Pharmacare Holdings Ltd.	81,643	1,099,126
Bid Corp. Ltd.	71,037	1,531,386
Bidvest Group Ltd. (The)	68,133	835,361
Capitec Bank Holdings Ltd.	12,167	1,597,558
Clicks Group Ltd.	53,523	1,027,697
Discovery Ltd.(b)	49,390	499,119
Exxaro Resources Ltd.	60,553	654,225
FirstRand Ltd.	940,061	3,789,480
Gold Fields Ltd.	174,104	1,865,693
Growthpoint Properties Ltd.	826,109	784,186
Harmony Gold Mining Co. Ltd.	113,971	416,274
Impala Platinum Holdings Ltd.	154,046	2,374,905
Kumba Iron Ore Ltd.	11,721	418,173
Mr. Price Group Ltd.	57,811	766,739
MTN Group Ltd.(b)	324,566	4,081,717
MultiChoice Group	73,902	606,111
Naspers Ltd., Class N	39,616	6,403,851
Nedbank Group Ltd.	72,997	904,840
NEPI Rockcastle PLC	90,521	615,566
Northam Platinum Holdings Ltd.(b)	73,863	975,357
Old Mutual Ltd.	933,168	840,898
Rand Merchant Investment Holdings Ltd.	261,288	825,174
Reinet Investments SCA	33,989	673,345
Remgro Ltd.	97,234	839,173
Sanlam Ltd.	278,865	1,145,733
Sasol Ltd.(b)	109,176	2,457,813
Shoprite Holdings Ltd.	91,223	1,246,437
Sibanye Stillwater Ltd.	486,720	1,814,187
SPAR Group Ltd. (The)	22,459	245,605
Standard Bank Group Ltd.	214,082	2,089,480
Tiger Brands Ltd.	35,328	421,247
Vodacom Group Ltd.	106,084	1,013,423

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Woolworths Holdings Ltd.	229,677	$793,535

		49,690,965

South Korea — 3.3%
Alteogen Inc.(b)	5,992	243,334
Amorepacific Corp.	6,481	845,260
AMOREPACIFIC Group	7,651	263,277
BGF retail Co. Ltd.	2,023	274,040
Celltrion Healthcare Co. Ltd.	15,171	801,551
Celltrion Inc.	18,735	2,381,109
Celltrion Pharm Inc.(a)(b)	3,077	213,847
Cheil Worldwide Inc.	6,115	112,590
CJ CheilJedang Corp.	2,050	594,612
CJ Corp.	3,698	247,177
CJ ENM Co. Ltd.	2,229	231,097
CJ Logistics Corp.(b)	888	86,233
Coway Co. Ltd.	11,007	634,134
DB Insurance Co. Ltd.	11,809	591,513
Doosan Bobcat Inc.(b)	6,609	207,253
Doosan Heavy Industries & Construction Co. Ltd.(b)	56,977	856,824
Douzone Bizon Co. Ltd.	5,074	224,905
Ecopro BM Co. Ltd.	2,100	596,678
E-MART Inc.(b)	3,838	427,175
F&F Co. Ltd./New(b)	473	326,360
Green Cross Corp.	931	137,841
GS Engineering & Construction Corp.	4,699	156,376
GS Holdings Corp.	8,060	260,232
Hana Financial Group Inc.	52,453	1,976,344
Hankook Tire & Technology Co. Ltd.	17,497	494,066
Hanmi Pharm Co. Ltd.	1,557	321,361
Hanon Systems	25,390	227,831
Hanwha Solutions Corp.(b)	19,120	521,815
HLB Inc.(a)(b)	17,931	480,868
HMM Co. Ltd.(b)	49,007	912,414
Hotel Shilla Co. Ltd.(a)	7,004	424,808
HYBE Co. Ltd.(b)	2,790	564,851
Hyundai Engineering & Construction Co. Ltd.	15,736	563,541
Hyundai Glovis Co. Ltd.	3,823	523,028
Hyundai Heavy Industries Holdings Co. Ltd.	11,638	469,244
Hyundai Mobis Co. Ltd.	12,854	2,523,271
Hyundai Motor Co.	25,659	4,135,690
Hyundai Steel Co.	18,435	608,873
Iljin Materials Co. Ltd.	4,839	391,088
Industrial Bank of Korea(b)	56,411	489,778
Kakao Corp.(b)	54,262	3,919,435
Kakao Games Corp.(b)	5,605	314,983
Kangwon Land Inc.(b)	22,692	477,119
KB Financial Group Inc.	74,729	3,703,545
Kia Corp.	48,985	3,415,514
Korea Aerospace Industries Ltd.	17,564	528,063
Korea Electric Power Corp.(b)	44,647	767,669
Korea Investment Holdings Co. Ltd.	8,036	492,762
Korea Shipbuilding & Offshore Engineering Co. Ltd.(b)	8,121	548,999
Korea Zinc Co. Ltd.	1,629	692,941
Korean Air Lines Co. Ltd.(b)	28,623	691,174
Krafton Inc.(b)	3,574	828,089
KT&G Corp.(b)	18,127	1,170,929
Kumho Petrochemical Co. Ltd.	2,760	342,636
L&F Co. Ltd.(b)	4,593	678,822
LG Chem Ltd.	8,662	4,643,354
LG Corp.	17,979	1,111,848

Security	Shares	Value

South Korea (continued)
LG Display Co. Ltd.	46,640	$784,371
LG Electronics Inc.	20,428	2,219,349
LG Household & Health Care Ltd.	1,675	1,362,525
LG Innotek Co. Ltd.	2,572	773,270
LG Uplus Corp.	22,753	247,931
Lotte Chemical Corp.	2,993	492,177
Lotte Shopping Co. Ltd.	1,736	116,682
Meritz Securities Co. Ltd.(a)	48,342	246,372
Mirae Asset Securities Co. Ltd.	81,101	580,943
NAVER Corp.	23,380	6,175,607
NCSoft Corp.	3,222	1,451,719
Netmarble Corp.(c)	4,701	435,264
NH Investment & Securities Co. Ltd.	3,839	36,810
Orion Corp./Republic of Korea	5,744	470,010
Pan Ocean Co. Ltd.	30,721	128,227
Pearl Abyss Corp.(b)	6,922	552,225
POSCO	13,109	2,932,397
POSCO Chemical Co. Ltd.	5,310	499,180
S-1 Corp.	2,714	152,011
Samsung Biologics Co. Ltd.(b)(c)	3,069	1,899,954
Samsung C&T Corp.	14,498	1,311,599
Samsung Electro-Mechanics Co. Ltd.	10,773	1,638,982
Samsung Electronics Co. Ltd.	878,844	54,663,287
Samsung Engineering Co. Ltd.(a)(b)	23,065	422,057
Samsung Fire & Marine Insurance Co. Ltd.	6,177	1,032,494
Samsung Heavy Industries Co. Ltd.(b)	123,265	535,782
Samsung Life Insurance Co. Ltd.	13,933	705,691
Samsung SDI Co. Ltd.	10,586	5,253,660
Samsung SDS Co. Ltd.	6,982	828,797
Samsung Securities Co. Ltd.	12,008	405,453
Seegene Inc.	7,053	318,277
Shin Poong Pharmaceutical Co. Ltd.	5,958	120,576
Shinhan Financial Group Co. Ltd.	77,366	2,477,968
SK Biopharmaceuticals Co. Ltd.(b)	3,954	252,407
SK Bioscience Co. Ltd.(b)	4,019	550,091
SK Chemicals Co. Ltd.	1,729	183,029
SK Hynix Inc.	102,531	10,612,753
SK IE Technology Co. Ltd.(b)(c)	2,965	291,089
SK Inc.	6,017	1,113,863
SK Innovation Co. Ltd.(b)	9,711	1,782,240
SK Square Co. Ltd.(b)	4,866	222,007
SK Telecom Co. Ltd.	7,574	360,485
SKC Co. Ltd.	3,680	443,035
S-Oil Corp.	9,838	746,836
Woori Financial Group Inc.	82,163	1,010,799
Yuhan Corp.	13,389	634,781

		160,145,233

Spain — 1.5%
ACS Actividades de Construccion y Servicios SA	48,083	1,213,932
Aena SME SA(b)(c)	12,627	2,040,304
Amadeus IT Group SA(b)	83,652	5,751,928
Banco Bilbao Vizcaya Argentaria SA	1,227,887	7,839,604
Banco Santander SA	3,120,910	10,943,789
CaixaBank SA	814,690	2,621,167
Cellnex Telecom SA(c)	92,566	4,197,460
EDP Renovaveis SA	44,698	939,617
Enagas SA	22,741	491,707
Endesa SA	60,871	1,362,815
Ferrovial SA	100,207	2,784,608
Grifols SA(a)	55,212	973,626

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Iberdrola SA	1,064,192	$12,201,025
Iberdrola SA	17,945	204,830
Industria de Diseno Textil SA	205,155	6,222,227
Naturgy Energy Group SA(a)	36,525	1,156,465
Red Electrica Corp. SA	64,486	1,299,923
Repsol SA	267,658	3,401,292
Siemens Gamesa Renewable Energy SA(a)(b)	49,014	1,060,559
Telefonica SA	956,762	4,460,012

		71,166,890

Sweden — 2.2%
Alfa Laval AB	59,247	2,001,435
Assa Abloy AB, Class B	188,427	5,159,525
Atlas Copco AB, Class A	123,100	7,285,801
Atlas Copco AB, Class B	75,609	3,866,854
Boliden AB	49,457	2,002,639
Electrolux AB, Class B	44,100	917,597
Embracer Group AB(a)(b)	102,168	1,025,085
Epiroc AB, Class A	134,919	2,879,054
Epiroc AB, Class B	69,735	1,262,123
EQT AB	54,372	2,130,650
Essity AB, Class B	114,749	3,234,818
Evolution AB(c)	32,064	3,989,311
Fastighets AB Balder, Class B(b)	19,281	1,277,344
Getinge AB, Class B	36,151	1,413,344
H & M Hennes & Mauritz AB, Class B	134,443	2,676,874
Hexagon AB, Class B	371,817	5,015,093
Husqvarna AB, Class B	90,223	1,254,457
Industrivarden AB, Class A	25,169	795,640
Industrivarden AB, Class C	26,210	814,098
Investment AB Latour, Class B	29,934	931,365
Investor AB	52,490	1,194,110
Investor AB, Class B	349,596	7,590,403
Kinnevik AB, Class B(b)	46,302	1,383,903
L E Lundbergforetagen AB, Class B	12,269	626,904
Lifco AB, Class B	35,036	821,252
Lundin Energy AB	38,898	1,581,899
Nibe Industrier AB, Class B	271,351	2,579,071
Sagax AB, Class B	27,783	810,991
Sandvik AB	211,125	5,559,875
Securitas AB, Class B	52,992	640,050
Sinch AB(a)(b)(c)	98,962	1,017,421
Skandinaviska Enskilda Banken AB, Class A	300,292	3,881,827
Skanska AB, Class B	66,682	1,632,566
SKF AB, Class B	55,716	1,221,413
Svenska Cellulosa AB SCA, Class B	116,322	2,025,589
Svenska Handelsbanken AB, Class A	250,517	2,669,899
Swedbank AB, Class A	164,767	3,225,842
Swedish Match AB	304,273	2,354,246
Tele2 AB, Class B	101,660	1,479,159
Telefonaktiebolaget LM Ericsson, Class B	537,251	6,708,166
Telia Co. AB	464,449	1,830,577
Volvo AB, Class B	279,482	6,306,908

		107,075,178

Switzerland — 6.4%
ABB Ltd., Registered	304,445	10,555,649
Adecco Group AG, Registered	29,433	1,401,988
Alcon Inc.	95,866	7,392,094
Bachem Holding AG, Class B, Registered	1,076	641,846
Baloise Holding AG, Registered	7,963	1,394,930

Security	Shares	Value

Switzerland (continued)
Barry Callebaut AG, Registered	552	$1,267,187
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	168	1,949,699
Chocoladefabriken Lindt & Spruengli AG, Registered	15	1,727,189
Cie. Financiere Richemont SA, Class A, Registered	96,760	14,062,498
Clariant AG, Registered	28,429	602,555
Coca-Cola HBC AG, Class DI	36,941	1,223,509
Credit Suisse Group AG, Registered	438,686	4,169,890
EMS-Chemie Holding AG, Registered	1,137	1,150,054
Geberit AG, Registered	6,632	4,505,980
Givaudan SA, Registered	1,689	6,997,399
Holcim Ltd.	90,450	4,902,505
Julius Baer Group Ltd.	44,526	2,909,760
Kuehne + Nagel International AG, Registered	10,417	2,941,625
Logitech International SA, Registered	33,274	2,795,998
Lonza Group AG, Registered	14,121	9,735,609
Nestle SA, Registered	517,638	66,846,884
Novartis AG, Registered	399,412	34,704,705
Partners Group Holding AG	4,123	5,748,277
Roche Holding AG, Bearer	3,680	1,515,410
Roche Holding AG, NVS	129,620	50,162,830
Schindler Holding AG, Participation Certificates, NVS	7,773	1,950,898
Schindler Holding AG, Registered	3,939	988,188
SGS SA, Registered	1,067	3,042,627
Siemens Energy AG(b)	73,367	1,650,233
Sika AG, Registered	26,271	9,191,542
Sonova Holding AG, Registered	10,922	3,890,853
Straumann Holding AG, Registered	1,986	3,290,968
Swatch Group AG (The), Bearer	5,694	1,661,066
Swatch Group AG (The), Registered	8,875	498,199
Swiss Life Holding AG, Registered	6,094	3,922,158
Swiss Prime Site AG, Registered	15,056	1,488,684
Swiss Re AG	53,734	5,854,741
Swisscom AG, Registered	4,777	2,730,413
Temenos AG, Registered	13,100	1,570,229
UBS Group AG, Registered	658,064	12,206,789
VAT Group AG(c)	4,216	1,719,316
Vifor Pharma AG	9,439	1,672,091
Zurich Insurance Group AG	27,347	13,080,295

		311,715,360

Taiwan — 4.7%
Accton Technology Corp.	107,000	1,033,262
Acer Inc.	605,792	628,254
Advantech Co. Ltd.	63,793	884,190
Airtac International Group	26,928	945,416
ASE Technology Holding Co. Ltd.	592,762	2,158,893
Asia Cement Corp.	362,440	580,694
ASMedia Technology Inc.	7,000	403,623
Asustek Computer Inc.	104,000	1,359,643
AU Optronics Corp.	1,594,000	1,185,023
Catcher Technology Co. Ltd.	114,000	642,370
Cathay Financial Holding Co. Ltd.	1,435,281	3,329,201
Chailease Holding Co. Ltd.	210,074	1,926,869
Chang Hwa Commercial Bank Ltd.	1,084,808	694,357
Cheng Shin Rubber Industry Co. Ltd.	314,000	394,744
China Development Financial Holding Corp.	2,996,358	1,998,780
China Steel Corp.	2,163,288	2,647,449
Chunghwa Telecom Co. Ltd.	592,000	2,516,012
Compal Electronics Inc.	741,000	677,635
CTBC Financial Holding Co. Ltd.	3,052,036	3,068,240

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Delta Electronics Inc.	348,000	$3,433,174
E.Sun Financial Holding Co. Ltd.	2,283,143	2,400,931
Eclat Textile Co. Ltd.	35,000	776,456
eMemory Technology Inc.	14,000	817,320
Evergreen Marine Corp. Taiwan Ltd.	466,000	1,977,112
Far Eastern New Century Corp.	535,000	560,452
Far EasTone Telecommunications Co. Ltd.	268,000	628,153
Feng TAY Enterprise Co. Ltd.	73,600	603,606
First Financial Holding Co. Ltd.	2,015,817	1,835,641
Formosa Chemicals & Fibre Corp.	640,340	1,835,580
Formosa Petrochemical Corp.	309,000	1,078,401
Formosa Plastics Corp.	654,960	2,511,425
Foxconn Technology Co. Ltd.	172,000	378,891
Fubon Financial Holding Co. Ltd.	1,274,330	3,516,532
Giant Manufacturing Co. Ltd.	55,000	637,027
Globalwafers Co. Ltd.	41,000	1,170,100
Hiwin Technologies Corp.	49,458	478,866
Hon Hai Precision Industry Co. Ltd.	2,345,377	8,769,193
Hotai Motor Co. Ltd.	46,000	1,007,399
Hua Nan Financial Holdings Co. Ltd.	1,588,243	1,258,455
Innolux Corp.	1,617,688	1,016,089
Inventec Corp.	477,000	437,531
Largan Precision Co. Ltd.	16,000	1,185,672
Lite-On Technology Corp.	385,000	889,198
MediaTek Inc.	270,000	10,724,181
Mega Financial Holding Co. Ltd.	2,006,195	2,685,047
Micro-Star International Co. Ltd.	130,000	727,140
momo.com Inc.	10,000	408,629
Nan Ya Plastics Corp.	945,840	2,986,720
Nan Ya Printed Circuit Board Corp.	56,000	983,378
Nanya Technology Corp.	271,000	719,915
Nien Made Enterprise Co. Ltd.	35,000	493,674
Novatek Microelectronics Corp.	100,000	1,758,625
Oneness Biotech Co. Ltd.(b)	49,000	421,047
Parade Technologies Ltd.	18,000	1,328,926
Pegatron Corp.	463,000	1,163,839
Pou Chen Corp.	391,000	454,577
President Chain Store Corp.	66,000	630,374
Quanta Computer Inc.	513,000	1,736,345
Realtek Semiconductor Corp.	72,000	1,396,810
Ruentex Development Co. Ltd.	273,000	635,683
Shanghai Commercial & Savings Bank Ltd. (The)	531,000	895,849
Shin Kong Financial Holding Co. Ltd.	2,325,983	937,625
SinoPac Financial Holdings Co. Ltd.	2,115,600	1,265,793
Synnex Technology International Corp.	242,750	597,816
Taishin Financial Holding Co. Ltd.	2,038,723	1,457,960
Taiwan Cement Corp.	771,738	1,312,516
Taiwan Cooperative Financial Holding Co. Ltd.	1,912,167	1,834,649
Taiwan High Speed Rail Corp.	627,000	645,878
Taiwan Mobile Co. Ltd.	234,000	841,091
Taiwan Semiconductor Manufacturing Co. Ltd.	4,524,000	104,603,867
Unimicron Technology Corp.	224,000	1,679,270
Uni-President Enterprises Corp.	853,972	2,093,060
United Microelectronics Corp.	2,179,000	4,552,583
Vanguard International Semiconductor Corp.	201,000	969,605
Voltronic Power Technology Corp.	13,000	669,959
Wan Hai Lines Ltd.	132,900	728,530
Win Semiconductors Corp.	73,000	904,345
Winbond Electronics Corp.	757,000	844,894
Wistron Corp.	480,000	545,599

Security	Shares	Value

Taiwan (continued)
Wiwynn Corp.	18,000	$659,855
WPG Holdings Ltd.	283,000	557,920
Yageo Corp.	58,000	988,480
Yang Ming Marine Transport Corp.(b)	330,000	1,222,291
Yuanta Financial Holding Co. Ltd.	2,041,829	1,877,317
Zhen Ding Technology Holding Ltd.	121,000	417,103

		228,636,624

Thailand — 0.5%
Advanced Info Service PCL, NVDR	232,000	1,541,069
Airports of Thailand PCL, NVDR(b)	876,500	1,688,275
Asset World Corp. PCL, NVDR(b)	1,561,100	231,573
B Grimm Power PCL, NVDR(a)	164,200	176,059
Bangkok Commercial Asset Management PCL, NVDR	400,000	246,471
Bangkok Dusit Medical Services PCL, NVDR	1,837,600	1,240,979
Bangkok Expressway & Metro PCL, NVDR	2,776,100	686,695
Berli Jucker PCL, NVDR	336,800	323,640
BTS Group Holdings PCL, NVDR	3,136,800	870,367
Central Pattana PCL, NVDR	528,400	868,450
Charoen Pokphand Foods PCL, NVDR(a)	1,139,700	868,625
CP ALL PCL, NVDR	1,123,100	2,129,074
Delta Electronics Thailand PCL, NVDR	66,400	703,345
Global Power Synergy PCL, NVDR	185,800	440,018
Indorama Ventures PCL, NVDR	477,388	687,795
Intouch Holdings PCL, NVDR	264,900	613,596
Krungthai Card PCL, NVDR(a)	195,600	355,428
Land & Houses PCL, NVDR	1,431,400	422,840
Minor International PCL, NVDR(b)	744,520	688,196
Osotspa PCL, NVDR	210,300	204,567
PTT Exploration & Production PCL, NVDR	270,899	1,063,229
PTT Global Chemical PCL, NVDR(a)	444,401	762,122
PTT PCL, NVDR	2,131,800	2,516,847
Siam Cement PCL (The), NVDR	140,100	1,627,397
Siam Commercial Bank PCL (The), NVDR	247,800	941,965
Srisawad Corp. PCL, NVDR(a)	168,800	307,410
Thai Oil PCL, NVDR	536,900	855,662
True Corp. PCL, NVDR	3,191,034	464,575

		23,526,269

Turkey — 0.1%
Akbank TAS	445,571	268,448
Aselsan Elektronik Sanayi Ve Ticaret AS	101,468	164,540
BIM Birlesik Magazalar AS	86,949	459,215
Eregli Demir ve Celik Fabrikalari TAS	330,393	676,648
Ford Otomotiv Sanayi AS	12,155	226,305
KOC Holding AS	218,514	532,495
Turkcell Iletisim Hizmetleri AS	216,428	305,228
Turkiye Garanti Bankasi AS	457,135	409,755
Turkiye Is Bankasi AS, Class C	211,927	133,704
Turkiye Petrol Rafinerileri AS(b)	23,322	299,749

		3,476,087

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC	597,004	1,461,585
Abu Dhabi Islamic Bank PJSC	250,949	476,354
Abu Dhabi National Oil Co. for Distribution PJSC	521,196	586,036
Aldar Properties PJSC	878,131	991,042
Emaar Properties PJSC	859,488	1,145,250
Emirates NBD Bank PJSC	477,684	1,742,189
Emirates Telecommunications Group Co. PJSC	596,148	5,368,483
First Abu Dhabi Bank PJSC	711,890	3,876,288

		15,647,227

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 9.0%
3i Group PLC	184,233	$3,431,119
Abrdn PLC	438,268	1,433,305
Admiral Group PLC	32,407	1,377,969
Anglo American PLC	227,208	10,016,574
Antofagasta PLC	65,051	1,183,365
Ashtead Group PLC	85,219	6,095,543
Associated British Foods PLC	66,527	1,756,040
AstraZeneca PLC	284,519	33,097,508
Auto Trader Group PLC(c)	186,972	1,694,272
AVEVA Group PLC	21,932	870,302
Aviva PLC	709,467	4,188,692
BAE Systems PLC	591,718	4,630,639
Barclays PLC	3,163,348	8,486,686
Barratt Developments PLC	195,207	1,623,544
Berkeley Group Holdings PLC	20,889	1,192,135
BP PLC	3,716,259	19,264,796
British American Tobacco PLC	402,158	17,170,126
British Land Co. PLC (The)	179,437	1,341,746
BT Group PLC	1,604,168	4,248,913
Bunzl PLC	64,858	2,429,384
Burberry Group PLC	77,292	1,960,816
Coca-Cola Europacific Partners PLC	39,204	2,240,509
Compass Group PLC	323,390	7,349,886
Croda International PLC	25,803	2,786,671
DCC PLC	20,072	1,687,724
Diageo PLC	434,470	21,923,946
Entain PLC(b)	109,352	2,367,399
Evraz PLC	133,520	907,084
Experian PLC	170,509	7,121,800
Ferguson PLC	42,325	6,657,317
GlaxoSmithKline PLC	931,730	20,792,473
Halma PLC	72,406	2,454,105
Hargreaves Lansdown PLC	58,569	1,063,362
Hikma Pharmaceuticals PLC	28,065	788,434
HSBC Holdings PLC	3,735,111	26,584,049
Imperial Brands PLC	176,763	4,191,024
Informa PLC(b)	269,239	2,036,623
InterContinental Hotels Group PLC(b)	33,465	2,211,146
Intertek Group PLC	29,830	2,164,776
J Sainsbury PLC	337,366	1,325,695
JD Sports Fashion PLC	428,009	1,097,486
Johnson Matthey PLC	36,750	970,519
Kingfisher PLC	396,651	1,778,724
Land Securities Group PLC	108,331	1,163,522
Legal & General Group PLC	1,043,716	4,080,885
Lloyds Banking Group PLC	12,987,533	9,012,969
London Stock Exchange Group PLC	59,114	5,788,054
M&G PLC	484,255	1,417,277
Melrose Industries PLC	818,295	1,666,880
Mondi PLC	90,463	2,263,310
National Grid PLC	647,610	9,476,423
Natwest Group PLC	903,524	2,969,686
Next PLC	24,899	2,536,851
NMC Health PLC(b)(e)	14,180	—
Ocado Group PLC(b)	87,202	1,776,791
Pearson PLC	137,724	1,149,919
Persimmon PLC	61,201	1,993,897
Phoenix Group Holdings PLC	43,253	387,219
Prudential PLC	483,310	8,146,539
Reckitt Benckiser Group PLC	131,118	10,623,456

Security	Shares	Value

United Kingdom (continued)
RELX PLC	355,000	$10,919,937
Rentokil Initial PLC	354,458	2,482,175
Rolls-Royce Holdings PLC(b)	1,533,242	2,403,327
Sage Group PLC (The)	212,903	2,080,483
Schroders PLC	29,035	1,331,278
Segro PLC	207,652	3,660,853
Severn Trent PLC	37,483	1,455,250
Shell PLC	1,432,859	36,808,304
Smith & Nephew PLC	173,369	2,948,481
Smiths Group PLC	59,862	1,261,746
Spirax-Sarco Engineering PLC	12,692	2,287,805
SSE PLC	194,817	4,191,686
St. James’s Place PLC	87,248	1,801,011
Standard Chartered PLC	484,674	3,529,759
Taylor Wimpey PLC	653,499	1,340,690
Tesco PLC	1,393,551	5,597,436
Unilever PLC	479,323	24,580,569
United Utilities Group PLC	133,552	1,926,604
Vodafone Group PLC	4,906,849	8,615,762
Whitbread PLC(b)	37,152	1,528,714
WPP PLC	237,302	3,721,018

		436,920,792

Total Common Stocks — 98.7% (Cost: $4,262,532,602)		4,805,295,964

Preferred Stocks

Brazil — 0.4%
Alpargatas SA, Preference Shares, NVS	25,083	137,363
Banco Bradesco SA, Preference Shares, NVS	951,168	4,084,034
Braskem SA, Class A, Preference Shares, NVS	30,750	284,736
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	123,106	799,363
Cia. Energetica de Minas Gerais, Preference Shares, NVS	252,000	623,107
Gerdau SA, Preference Shares, NVS	219,919	1,153,000
Itau Unibanco Holding SA, Preference Shares, NVS	853,788	4,072,701
Itausa SA, Preference Shares, NVS	828,457	1,589,797
Petroleo Brasileiro SA, Preference Shares, NVS	847,488	5,163,036

		17,907,137

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	26,942	1,442,849

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	111,142	992,112

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,064	871,001
Fuchs Petrolub SE, Preference Shares, NVS	11,411	493,128
Henkel AG & Co. KGaA, Preference Shares, NVS	32,726	2,676,609
Porsche Automobil Holding SE, Preference Shares, NVS	29,787	2,789,521
Sartorius AG, Preference Shares, NVS	4,883	2,636,221
Volkswagen AG, Preference Shares, NVS	34,293	7,142,278

		16,608,758

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	1,247,500	602,100

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	4,603	$364,414
Series 2, Preference Shares, NVS	7,115	578,587
LG Chem Ltd., Preference Shares, NVS	1,255	318,583
LG Household & Health Care Ltd., Preference Shares, NVS	309	141,650
Samsung Electronics Co. Ltd., Preference Shares, NVS	150,524	8,466,563

		9,869,797

Total Preferred Stocks — 1.0% (Cost: $37,067,601)		47,422,753

Rights

China — 0.0%
Citic Securities Co. Ltd. (Expires 02/23/22)(b)	62,325	24,620

South Korea — 0.0%
Doosan Heavy Industries & Construction Co. Ltd. (Expires 02/11/22)(b)	7,335	10,344

Spain — 0.0%
Asc Actividades De Construccio (Expires 02/02/22)(b)(e)	48,748	24,398

Total Rights — 0.0% (Cost: $26,130)		59,362

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(g)(h)(i)	51,605,771	51,621,253

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	3,700,000	$3,700,000

		55,321,253

Total Short-Term Investments — 1.1% (Cost: $55,311,746)		55,321,253

Total Investments in Securities — 100.8% (Cost: $4,354,938,079)		4,908,099,332

Other Assets, Less Liabilities — (0.8)%		(38,140,928)

Net Assets — 100.0%		$4,869,958,404

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$20,141,919	$31,485,200	(a)	$—		$(1,146)	$(4,720)	$51,621,253	51,605,771	$225,292	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,700,000	—		(1,000,000	)(a)	—	—	3,700,000	3,700,000	164		—

						$(1,146)	$(4,720)	$55,321,253		$225,456		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	92	03/18/22	$10,283	$(174,900)
MSCI Emerging Markets Index	80	03/18/22	4,899	27,797

				$(147,103)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$27,797

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$174,900

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(741,019)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$257,649

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$16,657,808

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI ACWI ex U.S. ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$600,293,971	$4,205,001,992	$1	$4,805,295,964
Preferred Stocks	18,899,249	28,523,504	—	47,422,753
Rights	—	34,964	24,398	59,362
Money Market Funds	55,321,253	—	—	55,321,253

	$674,514,473	$4,233,560,460	$24,399	$4,908,099,332

Derivative financial instruments(a)
Assets
Futures Contracts	$27,797	$—	$—	$27,797
Liabilities
Futures Contracts	(174,900)	—	—	(174,900)

	$(147,103)	$—	$—	$(147,103)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.7%
Ampol Ltd.	785,963	$16,649,057
APA Group	3,891,504	26,391,581
Aristocrat Leisure Ltd.	1,991,097	57,717,457
ASX Ltd.	640,145	37,966,052
Aurizon Holdings Ltd.	6,104,002	15,271,328
AusNet Services Ltd.	6,310,845	11,612,576
Australia & New Zealand Banking Group Ltd.	9,402,450	177,695,360
BHP Group Ltd.(a)	9,743,883	312,491,716
BHP Group Ltd.	6,975,603	220,183,448
BlueScope Steel Ltd.	1,661,879	21,781,990
Brambles Ltd.	4,755,241	32,668,729
Cochlear Ltd.	216,935	29,748,931
Coles Group Ltd.	4,399,542	50,545,016
Commonwealth Bank of Australia	5,859,361	390,759,237
Computershare Ltd.	1,798,702	24,932,887
Crown Resorts Ltd.(b)	1,236,892	10,657,184
CSL Ltd.	1,579,383	292,568,989
Dexus	3,547,409	25,824,825
Domino’s Pizza Enterprises Ltd.	199,783	14,736,639
Endeavour Group Ltd./Australia	4,423,759	19,759,221
Evolution Mining Ltd.	6,044,681	15,186,844
Fortescue Metals Group Ltd.	5,592,944	78,536,690
Glencore PLC	32,980,356	171,814,903
Goodman Group	5,491,490	90,673,975
GPT Group (The)	6,343,662	22,479,745
IDP Education Ltd.	688,502	14,391,319
Insurance Australia Group Ltd.	8,131,497	24,527,635
James Hardie Industries PLC	1,468,317	49,416,541
Lendlease Corp. Ltd.	2,271,080	16,071,396
Macquarie Group Ltd.	1,157,215	151,261,305
Magellan Financial Group Ltd.	460,781	6,131,113
Medibank Pvt Ltd.	9,083,201	19,903,757
Mirvac Group	13,052,056	24,187,601
National Australia Bank Ltd.	10,876,063	209,858,461
Newcrest Mining Ltd.	2,695,569	41,811,945
Northern Star Resources Ltd.	3,663,745	21,835,638
Orica Ltd.	1,344,052	13,316,249
Origin Energy Ltd.	5,832,753	23,339,759
Qantas Airways Ltd.(b)	3,048,053	10,432,403
QBE Insurance Group Ltd.	4,872,815	38,688,393
Ramsay Health Care Ltd.	603,915	26,944,277
REA Group Ltd.	174,299	18,056,807
Reece Ltd.	958,758	14,801,684
Rio Tinto Ltd.	1,226,027	97,476,096
Rio Tinto PLC	3,709,260	261,448,365
Santos Ltd.	10,615,421	54,072,104
Scentre Group	17,121,230	35,546,169
SEEK Ltd.	1,112,404	23,052,571
Sonic Healthcare Ltd.	1,501,915	40,447,023
South32 Ltd.	15,439,236	42,477,917
Stockland	7,874,545	22,697,805
Suncorp Group Ltd.	4,243,303	33,326,448
Sydney Airport(b)	4,377,403	26,904,040
Tabcorp Holdings Ltd.	7,354,136	25,839,350
Telstra Corp. Ltd.	13,764,182	38,263,326
Transurban Group	10,072,390	88,981,760
Treasury Wine Estates Ltd.	2,380,786	17,894,542
Vicinity Centres	12,762,094	14,795,201

Security	Shares	Value

Australia (continued)
Washington H Soul Pattinson & Co. Ltd.	714,120	$13,863,858
Wesfarmers Ltd.	3,744,768	139,726,698
Westpac Banking Corp.	12,116,368	174,753,525
WiseTech Global Ltd.	482,266	15,707,090
Woodside Petroleum Ltd.	3,183,509	56,886,135
Woolworths Group Ltd.	4,186,715	102,132,662

		4,219,923,348

Austria — 0.2%
Erste Group Bank AG	1,136,078	53,100,946
OMV AG	487,304	29,825,137
Raiffeisen Bank International AG	488,206	13,722,125
Verbund AG	224,585	23,785,825
voestalpine AG	382,777	12,725,471

		133,159,504

Belgium — 0.8%
Ageas SA/NV	567,056	27,294,985
Anheuser-Busch InBev SA/NV	2,516,545	158,645,763
Elia Group SA/NV	101,893	13,749,922
Etablissements Franz Colruyt NV	181,654	7,378,730
Groupe Bruxelles Lambert SA	372,585	39,979,449
KBC Group NV	825,738	71,813,894
Proximus SADP	504,989	10,312,167
Sofina SA	50,833	20,239,051
Solvay SA	244,440	29,452,375
UCB SA	417,949	41,588,109
Umicore SA	650,317	24,618,173

		445,072,618

Denmark — 2.5%
Ambu A/S, Class B(a)	552,570	11,708,383
AP Moller - Maersk A/S, Class A	10,358	34,701,930
AP Moller - Maersk A/S, Class B, NVS	19,129	68,714,107
Carlsberg A/S, Class B	331,735	53,718,048
Chr Hansen Holding A/S	347,899	27,899,909
Coloplast A/S, Class B	392,486	57,076,201
Danske Bank A/S	2,280,329	44,264,000
Demant A/S(b)	356,393	15,768,015
DSV A/S	673,757	136,894,384
Genmab A/S(b)	216,946	73,876,511
GN Store Nord A/S	411,902	24,925,823
Novo Nordisk A/S, Class B	5,561,585	553,201,111
Novozymes A/S, Class B	677,548	46,511,917
Orsted A/S(c)	624,920	66,582,097
Pandora A/S	330,699	35,960,120
Rockwool International A/S, Class B	27,590	10,567,247
Tryg A/S	1,187,543	28,139,792
Vestas Wind Systems A/S	3,335,319	90,255,040

		1,380,764,635

Finland — 1.2%
Elisa OYJ	469,116	27,556,722
Fortum OYJ	1,468,552	39,973,591
Kesko OYJ, Class B	903,260	28,527,823
Kone OYJ, Class B	1,122,566	72,702,040
Neste OYJ	1,397,566	63,029,554
Nokia OYJ(b)	17,807,289	106,195,972
Nordea Bank Abp	10,700,718	127,099,724
Orion OYJ, Class B	350,029	14,233,128
Sampo OYJ, Class A	1,647,192	81,754,785
Stora Enso OYJ, Class R	1,918,719	39,059,451
UPM-Kymmene OYJ	1,763,113	64,259,281

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Wartsila OYJ Abp	1,561,289	$19,276,309

		683,668,380

France — 11.5%
Accor SA(b)	561,335	20,629,813
Aeroports de Paris(b)	97,917	13,287,414
Air Liquide SA	1,564,663	267,650,061
Airbus SE(b)	1,947,011	248,620,103
Alstom SA	1,049,166	34,013,671
Amundi SA(c)	200,933	15,619,790
ArcelorMittal SA	2,217,257	65,861,464
Arkema SA	202,473	29,939,298
AXA SA	6,392,544	202,458,231
BioMerieux	136,633	16,021,979
BNP Paribas SA	3,714,972	265,209,560
Bollore SA	2,916,364	15,719,802
Bouygues SA	754,345	26,603,528
Bureau Veritas SA	969,789	27,747,928
Capgemini SE	529,578	119,057,799
Carrefour SA	2,084,611	39,673,463
Cie. de Saint-Gobain	1,670,951	113,069,019
Cie. Generale des Etablissements Michelin SCA	559,590	93,632,729
CNP Assurances	566,148	13,935,827
Covivio	171,567	14,327,231
Credit Agricole SA	4,086,303	61,476,160
Danone SA	2,157,535	134,524,607
Dassault Aviation SA	83,135	9,879,966
Dassault Systemes SE	2,195,689	106,179,945
Edenred	823,303	35,362,801
Eiffage SA	275,669	28,965,420
Electricite de France SA	1,562,265	15,026,188
Engie SA	6,032,316	92,787,892
EssilorLuxottica SA	948,332	179,410,590
Eurazeo SE	130,648	10,381,072
Eurofins Scientific SE	440,469	44,224,344
Faurecia SE	386,977	17,153,938
Gecina SA	152,163	20,647,336
Getlink SE	1,451,405	22,895,715
Hermes International	104,600	157,048,425
Ipsen SA	124,396	12,103,826
Kering SA	247,740	185,003,510
Klepierre SA	670,350	17,830,138
La Francaise des Jeux SAEM(c)	314,976	13,041,144
Legrand SA	883,308	89,896,932
L’Oreal SA	828,828	354,031,082
LVMH Moet Hennessy Louis Vuitton SE	916,892	753,114,194
Orange SA	6,589,086	77,404,977
Orpea SA	170,533	7,487,115
Pernod Ricard SA	691,926	148,002,513
Publicis Groupe SA	753,413	51,051,922
Remy Cointreau SA	74,991	15,638,121
Renault SA(b)	636,662	25,302,485
Safran SA	1,128,843	136,668,137
Sanofi	3,755,500	392,682,626
Sartorius Stedim Biotech	91,444	40,099,210
Schneider Electric SE	1,785,396	302,437,714
SEB SA	91,257	13,850,074
Societe Generale SA	2,677,533	99,390,913
Sodexo SA	291,841	27,142,276
Teleperformance	193,994	73,056,045
Thales SA	352,917	32,555,686

Security	Shares	Value

France (continued)
TotalEnergies SE	8,284,594	$471,123,500
Ubisoft Entertainment SA(b)	307,378	17,638,728
Unibail-Rodamco-Westfield(b)	412,722	31,448,266
Valeo	760,635	21,289,112
Veolia Environnement SA	2,164,932	78,207,676
Vinci SA	1,776,467	194,712,385
Vivendi SE	2,558,714	33,532,887
Wendel SE	88,495	9,612,002
Worldline SA/France(b)(c)	787,465	38,168,570

		6,342,566,875

Germany — 8.3%
adidas AG	628,824	172,560,114
Allianz SE, Registered	1,361,693	349,618,106
Aroundtown SA	3,295,103	20,352,314
BASF SE	3,033,487	232,331,396
Bayer AG, Registered	3,244,681	197,126,880
Bayerische Motoren Werke AG	1,093,525	115,741,857
Bechtle AG	270,121	16,218,712
Beiersdorf AG	333,447	33,165,810
Brenntag SE	510,697	43,754,608
Carl Zeiss Meditec AG, Bearer	133,367	21,448,115
Commerzbank AG(b)	3,304,869	28,538,542
Continental AG(b)	362,862	35,179,510
Covestro AG(c)	638,842	38,326,036
Daimler AG, Registered	2,826,707	225,553,486
Daimler Truck Holding AG(b)	1,358,499	47,892,349
Delivery Hero SE(b)(c)	534,530	41,260,348
Deutsche Bank AG, Registered(b)	6,825,993	95,041,865
Deutsche Boerse AG	627,519	111,543,003
Deutsche Lufthansa AG, Registered(b)	1,971,464	15,329,742
Deutsche Post AG, Registered	3,273,821	197,020,469
Deutsche Telekom AG, Registered	11,008,068	207,821,043
E.ON SE	7,415,028	102,271,548
Evonik Industries AG	694,636	22,661,586
Fresenius Medical Care AG & Co. KGaA	676,505	45,997,857
Fresenius SE & Co. KGaA	1,383,745	57,121,483
GEA Group AG	508,032	24,002,042
Hannover Rueck SE	199,385	40,224,355
HeidelbergCement AG	492,173	34,249,611
HelloFresh SE(b)	545,059	36,290,417
Henkel AG & Co. KGaA	342,742	27,080,378
Infineon Technologies AG	4,313,105	179,113,516
KION Group AG	239,052	22,101,141
Knorr-Bremse AG	240,216	24,355,413
LANXESS AG	273,998	16,682,423
LEG Immobilien SE	240,238	31,869,663
Merck KGaA	426,852	93,607,906
MTU Aero Engines AG	176,565	37,571,119
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	462,709	146,486,682
Nemetschek SE	190,470	17,605,549
Puma SE	348,320	37,253,696
Rational AG	16,875	14,146,585
RWE AG	2,121,704	89,498,281
SAP SE	3,448,805	432,691,225
Scout24 SE(c)	288,574	17,240,689
Siemens AG, Registered	2,526,588	401,149,163
Siemens Healthineers AG(c)	931,711	59,873,851
Symrise AG	425,169	50,807,429
Telefonica Deutschland Holding AG	3,433,717	9,857,414

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Uniper SE	301,751	$13,654,170
United Internet AG, Registered	319,665	12,536,186
Volkswagen AG	107,059	31,001,938
Vonovia SE	2,436,647	138,781,125
Zalando SE(b)(c)	734,480	58,294,136

		4,571,902,882

Hong Kong — 2.9%
AIA Group Ltd.	39,952,000	417,091,296
BOC Hong Kong Holdings Ltd.	12,222,000	47,193,264
Budweiser Brewing Co. APAC Ltd.(c)	5,678,300	14,999,424
Chow Tai Fook Jewellery Group Ltd.	6,596,400	11,589,701
CK Asset Holdings Ltd.	6,619,684	44,189,084
CK Hutchison Holdings Ltd.	8,890,684	63,188,975
CK Infrastructure Holdings Ltd.	2,185,792	13,469,654
CLP Holdings Ltd.	5,426,500	54,305,716
ESR Cayman Ltd.(b)(c)	6,592,000	22,351,489
Futu Holdings Ltd., ADR(a)(b)	167,917	7,262,410
Galaxy Entertainment Group Ltd.(b)	7,195,000	41,668,133
Hang Lung Properties Ltd.	6,677,000	14,266,783
Hang Seng Bank Ltd.	2,527,300	50,034,991
Henderson Land Development Co. Ltd.	4,790,764	20,950,939
HK Electric Investments & HK Electric Investments Ltd., Class SS	8,743,000	8,701,455
HKT Trust & HKT Ltd., Class SS	12,493,440	17,048,487
Hong Kong & China Gas Co. Ltd.	36,996,513	57,021,183
Hong Kong Exchanges & Clearing Ltd.	3,969,300	226,550,548
Hongkong Land Holdings Ltd.(a)	3,848,900	20,845,308
Jardine Matheson Holdings Ltd.	715,200	42,241,818
Link REIT	6,912,158	59,344,391
Melco Resorts & Entertainment Ltd., ADR(b)	710,095	7,498,603
MTR Corp. Ltd.	5,124,000	27,735,318
New World Development Co. Ltd.	5,032,033	20,542,315
Power Assets Holdings Ltd.	4,591,500	28,212,965
Sands China Ltd.(b)	8,046,400	22,436,998
Sino Land Co. Ltd.	10,978,000	14,224,126
SITC International Holdings Co. Ltd.(a)	4,449,000	16,957,712
Sun Hung Kai Properties Ltd.	4,310,000	52,584,182
Swire Pacific Ltd., Class A	1,642,000	9,947,365
Swire Properties Ltd.	3,858,855	10,286,634
Techtronic Industries Co. Ltd.	4,543,033	74,960,456
WH Group Ltd.(c)	27,663,000	18,506,815
Wharf Real Estate Investment Co. Ltd.	5,507,912	26,195,806
Xinyi Glass Holdings Ltd.	6,039,000	16,009,175

		1,600,413,519

Ireland — 0.7%
CRH PLC	2,572,801	129,129,877
Flutter Entertainment PLC, Class DI(b)	550,270	83,720,141
Kerry Group PLC, Class A	525,727	66,240,321
Kingspan Group PLC	509,005	48,995,314
Smurfit Kappa Group PLC	811,711	42,781,735

		370,867,388

Israel — 0.7%
Azrieli Group Ltd.	139,973	12,655,691
Bank Hapoalim BM	3,746,685	38,882,107
Bank Leumi Le-Israel BM	4,791,915	51,393,248
Check Point Software Technologies Ltd.(b)	350,903	42,462,772
CyberArk Software Ltd.(a)(b)	131,135	17,985,165
Elbit Systems Ltd.	87,475	14,571,840
Fiverr International Ltd.(a)(b)	96,429	8,226,358

Security	Shares	Value

Israel (continued)
ICL Group Ltd.	2,329,450	$21,066,420
Inmode Ltd.(a)(b)	163,748	7,897,566
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	3,839,682	25,748,315
Kornit Digital Ltd.(a)(b)	152,882	16,061,783
Mizrahi Tefahot Bank Ltd.	463,594	17,921,364
Nice Ltd.(b)	208,238	53,304,269
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	3,647,180	30,745,727
Wix.com Ltd.(a)(b)	185,536	24,373,864

		383,296,492

Italy — 2.1%
Amplifon SpA	410,669	17,455,932
Assicurazioni Generali SpA	3,655,291	76,924,670
Atlantia SpA(b)	1,639,317	30,417,979
DiaSorin SpA	83,037	12,801,094
Enel SpA	26,862,238	206,747,837
Eni SpA	8,335,814	125,213,850
Ferrari NV	416,310	95,948,048
FinecoBank Banca Fineco SpA	2,011,560	33,818,879
Infrastrutture Wireless Italiane SpA(c)	1,108,420	11,951,433
Intesa Sanpaolo SpA	54,547,536	162,106,466
Mediobanca Banca di Credito Finanziario SpA	2,057,004	23,566,301
Moncler SpA	678,502	43,545,954
Nexi SpA(b)(c)	1,543,753	22,581,186
Poste Italiane SpA(c)	1,730,721	23,230,777
Prysmian SpA	840,169	28,331,777
Recordati Industria Chimica e Farmaceutica SpA	344,932	19,323,262
Snam SpA	6,662,731	37,335,808
Telecom Italia SpA	32,863,581	15,487,934
Tenaris SA	1,557,450	19,011,654
Terna - Rete Elettrica Nazionale	4,641,179	36,467,654
UniCredit SpA	7,039,349	111,879,294

		1,154,147,789

Japan — 22.5%
Advantest Corp.	659,500	56,131,722
Aeon Co. Ltd.	2,161,600	49,256,698
AGC Inc.	637,600	29,262,898
Aisin Corp.	485,900	17,644,472
Ajinomoto Co. Inc.	1,543,200	43,057,575
ANA Holdings Inc.(b)	526,300	11,114,267
Asahi Group Holdings Ltd.	1,507,700	61,545,373
Asahi Intecc Co. Ltd.	715,000	12,198,602
Asahi Kasei Corp.	4,148,500	40,978,556
Astellas Pharma Inc.	6,148,950	99,247,517
Azbil Corp.	407,100	15,989,951
Bandai Namco Holdings Inc.	659,000	46,319,886
Benefit One Inc.	263,800	8,023,035
Bridgestone Corp.	1,886,300	82,603,380
Brother Industries Ltd.	778,400	14,335,063
Canon Inc.	3,305,000	78,165,651
Capcom Co. Ltd.	580,700	14,018,529
Central Japan Railway Co.	476,500	62,521,853
Chiba Bank Ltd. (The)	1,748,300	11,302,182
Chubu Electric Power Co. Inc.	2,134,500	21,378,939
Chugai Pharmaceutical Co. Ltd.	2,216,400	71,988,147
Concordia Financial Group Ltd.	3,590,600	14,755,045
Cosmos Pharmaceutical Corp.	66,600	8,317,322
CyberAgent Inc.	1,334,300	15,558,214
Dai Nippon Printing Co. Ltd.	732,400	17,581,352

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daifuku Co. Ltd.	335,500	$23,292,005
Dai-ichi Life Holdings Inc.	3,321,452	74,764,062
Daiichi Sankyo Co. Ltd.	5,787,485	130,044,695
Daikin Industries Ltd.	822,900	172,762,955
Daito Trust Construction Co. Ltd.	216,800	24,859,708
Daiwa House Industry Co. Ltd.	1,871,500	54,616,289
Daiwa House REIT Investment Corp.	7,241	21,570,694
Daiwa Securities Group Inc.	4,764,100	28,707,023
Denso Corp.	1,431,300	106,823,188
Dentsu Group Inc.	713,500	24,709,769
Disco Corp.	95,200	26,175,590
East Japan Railway Co.	999,100	57,051,490
Eisai Co. Ltd.	784,500	39,291,697
ENEOS Holdings Inc.	10,147,650	40,414,282
FANUC Corp.	633,500	125,273,559
Fast Retailing Co. Ltd.	192,700	113,397,162
Fuji Electric Co. Ltd.	418,500	22,367,259
FUJIFILM Holdings Corp.	1,190,100	79,779,537
Fujitsu Ltd.	649,500	85,862,808
GLP J-REIT	14,078	22,660,118
GMO Payment Gateway Inc.	138,900	12,188,724
Hakuhodo DY Holdings Inc.	770,920	11,808,747
Hamamatsu Photonics KK	462,700	23,672,329
Hankyu Hanshin Holdings Inc.	754,800	21,980,863
Hikari Tsushin Inc.	69,700	8,368,514
Hino Motors Ltd.	947,500	8,236,057
Hirose Electric Co. Ltd.	107,048	15,956,333
Hitachi Construction Machinery Co. Ltd.	354,700	9,019,065
Hitachi Ltd.	3,197,800	166,208,865
Hitachi Metals Ltd.(b)	707,300	12,754,517
Honda Motor Co. Ltd.	5,384,400	158,585,503
Hoshizaki Corp.	179,200	13,241,876
Hoya Corp.	1,221,000	158,325,049
Hulic Co. Ltd.	1,251,200	12,093,668
Ibiden Co. Ltd.	348,400	19,468,719
Idemitsu Kosan Co. Ltd.	687,683	17,619,565
Iida Group Holdings Co. Ltd.	485,580	10,102,307
Inpex Corp.	3,376,143	34,131,090
Isuzu Motors Ltd.	1,923,400	23,561,648
Ito En Ltd.	176,500	9,507,011
ITOCHU Corp.	3,925,800	126,122,070
Itochu Techno-Solutions Corp.	316,600	8,636,885
Japan Airlines Co. Ltd.(b)	479,500	9,075,774
Japan Exchange Group Inc.	1,685,400	34,670,100
Japan Metropolitan Fund Invest	23,051	19,425,368
Japan Post Bank Co. Ltd.	1,334,600	13,129,469
Japan Post Holdings Co. Ltd.	8,090,700	69,058,411
Japan Post Insurance Co. Ltd.	659,100	11,556,437
Japan Real Estate Investment Corp.	4,112	22,611,663
Japan Tobacco Inc.	3,964,500	79,150,753
JFE Holdings Inc.	1,621,175	20,826,985
JSR Corp.	674,200	22,348,507
Kajima Corp.	1,482,100	17,900,214
Kakaku.com Inc.	443,100	9,177,292
Kansai Electric Power Co. Inc. (The)	2,322,100	21,918,590
Kansai Paint Co. Ltd.	584,500	12,132,929
Kao Corp.	1,567,400	78,325,414
KDDI Corp.	5,327,100	170,193,940
Keio Corp.	339,200	15,257,421
Keisei Electric Railway Co. Ltd.	426,100	12,025,024

Security	Shares	Value

Japan (continued)
Keyence Corp.	642,592	$329,599,835
Kikkoman Corp.	479,800	36,267,083
Kintetsu Group Holdings Co. Ltd.(b)	566,000	16,445,426
Kirin Holdings Co. Ltd.	2,719,800	43,593,347
Kobayashi Pharmaceutical Co. Ltd.	175,900	13,697,847
Kobe Bussan Co. Ltd.	451,200	14,045,584
Koei Tecmo Holdings Co. Ltd.	195,700	7,079,768
Koito Manufacturing Co. Ltd.	344,700	17,307,556
Komatsu Ltd.	2,892,200	72,677,918
Konami Holdings Corp.	307,600	16,582,655
Kose Corp.	109,900	10,048,105
Kubota Corp.	3,393,300	72,771,105
Kurita Water Industries Ltd.	325,800	13,248,169
Kyocera Corp.	1,060,500	65,402,413
Kyowa Kirin Co. Ltd.	890,800	22,202,999
Lasertec Corp.	249,300	55,927,304
Lawson Inc.	165,400	7,249,330
Lion Corp.	739,900	9,667,486
Lixil Corp.	878,380	20,106,244
M3 Inc.	1,455,700	55,966,699
Makita Corp.	738,800	27,648,428
Marubeni Corp.	5,170,400	53,203,097
Mazda Motor Corp.(b)	1,875,400	14,447,615
McDonald’s Holdings Co. Japan Ltd.	263,100	11,489,688
Medipal Holdings Corp.	609,300	10,964,383
MEIJI Holdings Co. Ltd.	402,904	25,133,793
Mercari Inc.(b)	340,000	12,840,356
MinebeaMitsumi Inc.	1,197,300	29,298,628
Misumi Group Inc.	940,600	30,514,828
Mitsubishi Chemical Holdings Corp.	4,235,600	33,224,824
Mitsubishi Corp.	4,170,900	141,612,148
Mitsubishi Electric Corp.	6,030,100	75,517,345
Mitsubishi Estate Co. Ltd.	3,908,600	56,293,310
Mitsubishi Gas Chemical Co. Inc.	524,900	10,054,623
Mitsubishi HC Capital Inc.	2,177,200	11,244,545
Mitsubishi Heavy Industries Ltd.	1,057,200	28,712,908
Mitsubishi UFJ Financial Group Inc.	40,371,880	244,705,256
Mitsui & Co. Ltd.	5,153,000	128,491,960
Mitsui Chemicals Inc.	607,500	16,247,363
Mitsui Fudosan Co. Ltd.	3,030,500	64,965,836
Miura Co. Ltd.	291,800	8,615,432
Mizuho Financial Group Inc.	7,967,116	107,922,558
MonotaRO Co. Ltd.	826,600	13,581,695
MS&AD Insurance Group Holdings Inc.	1,471,288	50,464,470
Murata Manufacturing Co. Ltd.	1,897,200	142,637,697
NEC Corp.	812,200	31,686,595
Nexon Co. Ltd.	1,627,300	30,677,237
NGK Insulators Ltd.	850,200	14,366,448
Nidec Corp.	1,477,000	130,906,208
Nihon M&A Center Holdings Inc.	999,000	15,727,466
Nintendo Co. Ltd.	369,600	181,119,296
Nippon Building Fund Inc.	4,905	28,405,533
Nippon Express Holdings Co., NVS	253,300	15,011,505
Nippon Paint Holdings Co. Ltd.	2,736,800	21,887,325
Nippon Prologis REIT Inc.	6,812	21,255,054
Nippon Sanso Holdings Corp.	499,100	9,911,517
Nippon Shinyaku Co. Ltd.	162,000	10,590,071
Nippon Steel Corp.	2,826,935	46,204,997
Nippon Telegraph & Telephone Corp.	4,251,500	121,668,293
Nippon Yusen KK	533,800	41,846,352

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nissan Chemical Corp.	400,900	$21,752,146
Nissan Motor Co. Ltd.(b)	7,676,100	40,626,430
Nisshin Seifun Group Inc.	657,297	9,229,883
Nissin Foods Holdings Co. Ltd.	209,200	14,839,105
Nitori Holdings Co. Ltd.	264,700	37,921,605
Nitto Denko Corp.	470,200	36,609,594
Nomura Holdings Inc.	10,144,800	44,815,120
Nomura Real Estate Holdings Inc.	394,400	9,235,599
Nomura Real Estate Master Fund Inc.	13,996	19,418,508
Nomura Research Institute Ltd.	1,110,471	38,873,011
NTT Data Corp.	2,086,955	40,008,459
Obayashi Corp.	2,141,700	17,352,366
Obic Co. Ltd.	230,500	38,083,595
Odakyu Electric Railway Co. Ltd.	972,300	17,181,274
Oji Holdings Corp.	2,676,100	14,245,083
Olympus Corp.	3,644,500	81,553,151
Omron Corp.	612,400	44,772,242
Ono Pharmaceutical Co. Ltd.	1,219,800	29,582,226
Open House Group Co. Ltd.	270,300	13,994,294
Oracle Corp. Japan	126,900	9,490,920
Oriental Land Co. Ltd./Japan	660,600	114,999,469
ORIX Corp.	4,034,400	83,218,063
Orix JREIT Inc.	8,648	12,410,352
Osaka Gas Co. Ltd.	1,236,900	21,035,197
Otsuka Corp.	376,000	15,256,869
Otsuka Holdings Co. Ltd.	1,290,800	44,038,623
Pan Pacific International Holdings Corp.	1,359,700	18,299,967
Panasonic Corp.	7,295,668	80,321,697
Persol Holdings Co. Ltd.	585,500	15,115,147
Pola Orbis Holdings Inc.	305,500	4,553,285
Rakuten Group Inc.(b)	2,874,500	24,937,365
Recruit Holdings Co. Ltd.	4,481,000	221,489,455
Renesas Electronics Corp.(b)	4,152,100	47,652,865
Resona Holdings Inc.	6,796,700	29,208,385
Ricoh Co. Ltd.	2,211,200	18,672,285
Rinnai Corp.	119,200	10,645,156
Rohm Co. Ltd.	288,800	24,327,677
Ryohin Keikaku Co. Ltd.	833,500	11,968,534
Santen Pharmaceutical Co. Ltd.	1,188,400	13,493,297
SBI Holdings Inc.	810,680	20,912,141
SCSK Corp.	514,300	8,702,701
Secom Co. Ltd.	694,000	48,867,345
Seiko Epson Corp.	922,600	14,370,879
Sekisui Chemical Co. Ltd.	1,244,100	21,751,828
Sekisui House Ltd.	2,037,700	41,284,130
Seven & i Holdings Co. Ltd.	2,488,480	126,560,694
SG Holdings Co. Ltd.	1,056,100	22,419,175
Sharp Corp./Japan	713,400	7,930,234
Shimadzu Corp.	781,200	28,187,047
Shimano Inc.	244,900	54,916,890
Shimizu Corp.	1,820,500	12,121,668
Shin-Etsu Chemical Co. Ltd.	1,169,700	195,701,670
Shionogi & Co. Ltd.	875,400	49,891,372
Shiseido Co. Ltd.	1,321,500	66,661,728
Shizuoka Bank Ltd. (The)	1,481,200	11,638,483
SMC Corp.	189,100	105,472,698
Softbank Corp.	9,486,400	118,920,197
SoftBank Group Corp.	3,983,300	176,458,354
Sohgo Security Services Co. Ltd.	237,700	8,620,794
Sompo Holdings Inc.	1,048,950	49,083,978

Security	Shares	Value

Japan (continued)
Sony Group Corp.	4,164,900	$465,920,970
Square Enix Holdings Co. Ltd.	282,900	13,872,828
Stanley Electric Co. Ltd.	428,900	10,025,261
Subaru Corp.	2,034,900	37,037,919
SUMCO Corp.	1,097,200	20,228,069
Sumitomo Chemical Co. Ltd.	4,933,600	24,880,391
Sumitomo Corp.	3,721,700	57,520,387
Sumitomo Dainippon Pharma Co. Ltd.	590,100	6,422,787
Sumitomo Electric Industries Ltd.	2,494,900	33,078,613
Sumitomo Metal Mining Co. Ltd.	817,700	37,769,315
Sumitomo Mitsui Financial Group Inc.	4,312,200	155,329,549
Sumitomo Mitsui Trust Holdings Inc.	1,116,960	38,625,804
Sumitomo Realty & Development Co. Ltd.	1,020,600	31,577,546
Suntory Beverage & Food Ltd.	458,600	17,609,640
Suzuki Motor Corp.	1,217,400	51,829,730
Sysmex Corp.	553,000	52,640,558
T&D Holdings Inc.	1,781,200	26,323,112
Taisei Corp.	629,500	20,635,672
Taisho Pharmaceutical Holdings Co. Ltd.	127,600	6,266,712
Takeda Pharmaceutical Co. Ltd.	5,225,710	151,457,715
TDK Corp.	1,285,000	46,407,620
Terumo Corp.	2,133,100	77,866,318
TIS Inc.	738,300	19,417,779
Tobu Railway Co. Ltd.	622,800	14,587,968
Toho Co. Ltd./Tokyo	369,000	14,294,200
Tokio Marine Holdings Inc.	2,073,300	123,721,385
Tokyo Century Corp.	122,600	6,050,229
Tokyo Electric Power Co. Holdings Inc.(b)	5,035,200	13,415,032
Tokyo Electron Ltd.	493,300	241,289,293
Tokyo Gas Co. Ltd.	1,241,600	25,070,060
Tokyu Corp.	1,648,700	21,907,647
Toppan Inc.	865,000	16,454,062
Toray Industries Inc.	4,573,800	28,905,558
Toshiba Corp.	1,353,800	56,060,898
Tosoh Corp.	857,700	13,419,996
TOTO Ltd.	467,000	20,099,890
Toyo Suisan Kaisha Ltd.	292,200	11,972,243
Toyota Industries Corp.	485,000	37,834,152
Toyota Motor Corp.	35,024,620	692,197,546
Toyota Tsusho Corp.	700,600	28,411,781
Trend Micro Inc/Japan(b)	443,000	23,502,299
Tsuruha Holdings Inc.	130,400	10,502,982
Unicharm Corp.	1,333,600	51,534,974
USS Co. Ltd.	728,180	11,884,400
Welcia Holdings Co. Ltd.	311,100	8,402,135
West Japan Railway Co.	712,100	29,839,660
Yakult Honsha Co. Ltd.	423,100	21,451,790
Yamaha Corp.	442,200	20,144,487
Yamaha Motor Co. Ltd.	985,900	23,477,736
Yamato Holdings Co. Ltd.	961,200	20,468,018
Yaskawa Electric Corp.	791,900	33,157,139
Yokogawa Electric Corp.	753,100	12,339,910
Z Holdings Corp.	8,858,222	44,987,947
ZOZO Inc.	411,100	10,954,751

		12,341,864,139

Malta — 0.0%
BGP Holdings PLC(d)	33,026,812	371

Netherlands — 5.3%
ABN AMRO Bank NV, CVA(c)	1,401,186	22,487,718

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Adyen NV(b)(c)	65,379	$133,039,559
Aegon NV	5,894,746	33,255,171
Akzo Nobel NV	619,263	64,098,459
Argenx SE(b)	151,546	40,552,472
ASM International NV	154,484	53,077,669
ASML Holding NV	1,365,117	924,586,203
CNH Industrial NV	3,375,882	51,455,505
Davide Campari-Milano NV	1,724,696	21,654,072
Euronext NV(c)	283,628	27,345,225
EXOR NV	358,815	30,086,969
Heineken Holding NV	379,990	33,314,474
Heineken NV	856,071	91,810,738
IMCD NV	188,041	32,346,787
ING Groep NV	12,893,952	190,689,964
InPost SA(b)	665,965	5,406,482
JDE Peet’s NV	331,105	9,914,649
Just Eat Takeaway.com NV(b)(c)	594,672	29,365,407
Koninklijke Ahold Delhaize NV	3,453,747	111,986,366
Koninklijke DSM NV	577,271	108,215,457
Koninklijke KPN NV	11,119,736	36,678,520
Koninklijke Philips NV	3,029,921	100,785,126
NN Group NV	891,157	49,871,041
Prosus NV	3,081,908	256,401,990
QIAGEN NV(b)	753,567	37,250,507
Randstad NV	395,879	25,753,380
Stellantis NV	6,722,780	129,809,279
STMicroelectronics NV	2,255,500	106,055,256
Universal Music Group NV	2,396,216	59,160,489
Wolters Kluwer NV	883,534	89,924,838

		2,906,379,772

New Zealand — 0.3%
Auckland International Airport Ltd.(b)	4,128,499	19,597,549
Fisher & Paykel Healthcare Corp. Ltd.	1,906,831	35,082,879
Mercury NZ Ltd.	2,246,558	8,259,524
Meridian Energy Ltd.	4,225,158	12,179,300
Ryman Healthcare Ltd.	1,401,727	9,165,644
Spark New Zealand Ltd.	6,158,117	17,600,707
Xero Ltd.(b)	441,754	35,784,482

		137,670,085

Norway — 0.7%
Adevinta ASA(b)	847,157	8,887,820
Aker BP ASA	415,702	14,403,747
DNB Bank ASA	3,072,262	73,120,427
Equinor ASA	3,227,779	88,982,823
Gjensidige Forsikring ASA	659,636	16,112,588
Mowi ASA	1,449,698	35,581,254
Norsk Hydro ASA	4,435,556	34,088,620
Orkla ASA	2,487,360	23,770,206
Schibsted ASA, Class A	243,314	7,208,078
Schibsted ASA, Class B	321,081	8,375,398
Telenor ASA	2,314,272	38,246,897
Yara International ASA	546,085	28,040,275

		376,818,133

Portugal — 0.2%
EDP - Energias de Portugal SA	9,167,811	46,931,037
Galp Energia SGPS SA	1,660,883	18,313,361
Jeronimo Martins SGPS SA	934,160	22,448,842

		87,693,240

Security	Shares	Value

Singapore — 1.3%
Ascendas REIT(a)	11,070,200	$22,703,223
CapitaLand Integrated Commercial Trust(a)	16,094,925	23,203,986
Capitaland Investment Ltd/Singapore(b)	8,738,900	22,422,887
City Developments Ltd.	1,358,700	7,137,219
DBS Group Holdings Ltd.	5,982,300	157,136,283
Genting Singapore Ltd.	19,916,000	10,882,942
Keppel Corp. Ltd.	4,829,000	20,360,078
Mapletree Commercial Trust(a)	7,153,700	9,575,336
Mapletree Logistics Trust(a)	10,286,728	12,946,071
Oversea-Chinese Banking Corp. Ltd.	11,183,198	104,096,141
Sea Ltd., ADR(b)	455,129	68,410,440
Singapore Airlines Ltd.(b)	4,419,200	16,484,079
Singapore Exchange Ltd.	2,636,400	18,248,552
Singapore Technologies Engineering Ltd.	5,149,300	14,312,260
Singapore Telecommunications Ltd.	27,234,085	49,381,517
United Overseas Bank Ltd.	3,897,700	87,108,366
UOL Group Ltd.	1,531,500	8,305,283
Venture Corp. Ltd.	919,300	12,044,427
Wilmar International Ltd.	6,335,900	20,155,652

		684,914,742

Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	812,777	20,519,855
Aena SME SA(b)(c)	247,759	40,033,544
Amadeus IT Group SA(b)	1,487,877	102,306,723
Banco Bilbao Vizcaya Argentaria SA	22,022,228	140,603,779
Banco Santander SA	57,271,454	200,828,193
CaixaBank SA	14,624,080	47,051,219
Cellnex Telecom SA(c)	1,682,727	76,304,243
EDP Renovaveis SA	950,428	19,979,384
Enagas SA	820,886	17,749,245
Endesa SA	1,047,800	23,458,751
Ferrovial SA	1,604,833	44,595,994
Grifols SA	983,817	17,348,944
Iberdrola SA	18,923,611	216,960,338
Iberdrola SA	314,693	3,591,984
Industria de Diseno Textil SA	3,602,709	109,267,987
Naturgy Energy Group SA	639,592	20,250,949
Red Electrica Corp. SA	1,427,664	28,779,163
Repsol SA	4,793,666	60,916,004
Siemens Gamesa Renewable Energy SA(b)	786,287	17,013,574
Telefonica SA	17,403,819	81,129,093

		1,288,688,966

Sweden — 3.5%
Alfa Laval AB	1,037,849	35,059,786
Assa Abloy AB, Class B	3,310,319	90,643,452
Atlas Copco AB, Class A	2,217,833	131,264,747
Atlas Copco AB, Class B	1,288,858	65,915,778
Boliden AB	904,508	36,625,818
Electrolux AB, Class B	743,891	15,478,278
Embracer Group AB(b)	1,846,845	18,530,003
Epiroc AB, Class A	2,177,717	46,470,578
Epiroc AB, Class B	1,286,201	23,278,755
EQT AB	978,113	38,328,861
Essity AB, Class B	2,010,834	56,686,174
Evolution AB(c)	568,414	70,720,432
Fastighets AB Balder, Class B(b)	347,057	22,992,122
Getinge AB, Class B	754,811	29,509,768
H & M Hennes & Mauritz AB, Class B	2,408,780	47,960,845
Hexagon AB, Class B	6,506,657	87,762,236

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Husqvarna AB, Class B	1,380,038	$19,187,999
Industrivarden AB, Class A	440,492	13,924,795
Industrivarden AB, Class C	526,697	16,359,515
Investment AB Latour, Class B	488,300	15,192,948
Investor AB	1,647,754	37,485,212
Investor AB, Class B	6,017,362	130,648,519
Kinnevik AB, Class B(b)	801,911	23,968,008
L E Lundbergforetagen AB, Class B	250,662	12,807,964
Lifco AB, Class B	768,839	18,021,774
Lundin Energy AB	662,599	26,946,497
Nibe Industrier AB, Class B	4,706,576	44,733,920
Sagax AB, Class B	531,177	15,505,153
Sandvik AB	3,728,608	98,191,100
Securitas AB, Class B	1,032,742	12,473,706
Sinch AB(b)(c)	1,722,687	17,710,823
Skandinaviska Enskilda Banken AB, Class A	5,377,977	69,520,249
Skanska AB, Class B	1,122,018	27,470,211
SKF AB, Class B	1,260,641	27,635,931
Svenska Cellulosa AB SCA, Class B	2,003,953	34,896,105
Svenska Handelsbanken AB, Class A	4,819,504	51,364,134
Swedbank AB, Class A	2,992,224	58,582,382
Swedish Match AB	5,219,428	40,384,184
Tele2 AB, Class B	1,658,829	24,136,053
Telefonaktiebolaget LM Ericsson, Class B	9,639,929	120,365,054
Telia Co. AB	8,785,431	34,626,853
Volvo AB, Class A	660,443	15,106,945
Volvo AB, Class B	4,721,641	106,550,527

		1,931,024,194

Switzerland — 10.2%
ABB Ltd., Registered	5,424,795	188,087,287
Adecco Group AG, Registered	511,112	24,345,906
Alcon Inc.	1,650,374	127,258,048
Bachem Holding AG, Class B, Registered	20,443	12,194,480
Baloise Holding AG, Registered	153,503	26,890,107
Barry Callebaut AG, Registered	11,767	27,012,652
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	3,501	40,630,341
Chocoladefabriken Lindt & Spruengli AG, Registered	358	41,222,252
Cie. Financiere Richemont SA, Class A, Registered	1,724,025	250,559,099
Clariant AG, Registered	711,617	15,082,781
Coca-Cola HBC AG, Class DI	664,963	22,023,984
Credit Suisse Group AG, Registered	8,754,704	83,217,049
EMS-Chemie Holding AG, Registered	23,240	23,506,827
Geberit AG, Registered	118,483	80,500,917
Givaudan SA, Registered	30,496	126,342,626
Holcim Ltd.	1,729,110	93,719,964
Julius Baer Group Ltd.	731,086	47,776,234
Kuehne + Nagel International AG, Registered	179,254	50,618,989
Logitech International SA, Registered	572,276	48,088,080
Lonza Group AG, Registered	245,950	169,568,228
Nestle SA, Registered	9,297,185	1,200,622,528
Novartis AG, Registered	7,236,211	628,750,684
Partners Group Holding AG	74,955	104,502,084
Roche Holding AG, Bearer	105,775	43,557,756
Roche Holding AG, NVS	2,320,375	897,983,154
Schindler Holding AG, Participation Certificates, NVS .	134,291	33,704,884
Schindler Holding AG, Registered	66,316	16,636,882
SGS SA, Registered	19,812	56,495,340
Siemens Energy AG(b)	1,322,070	29,737,128
Sika AG, Registered	468,265	163,833,786

Security	Shares	Value

Switzerland (continued)
Sonova Holding AG, Registered	180,818	$64,414,599
Straumann Holding AG, Registered	34,191	56,657,342
Swatch Group AG (The), Bearer	95,436	27,840,794
Swatch Group AG (The), Registered	173,306	9,728,542
Swiss Life Holding AG, Registered	104,157	67,036,455
Swiss Prime Site AG, Registered	251,613	24,878,597
Swiss Re AG	996,177	108,541,303
Swisscom AG, Registered	85,603	48,928,529
Temenos AG, Registered	221,543	26,555,202
UBS Group AG, Registered	11,616,698	215,484,476
VAT Group AG(c)	89,291	36,413,524
Vifor Pharma AG	160,786	28,482,761
Zurich Insurance Group AG	496,929	237,685,235

		5,627,117,436

United Kingdom — 14.3%
3i Group PLC	3,215,439	59,883,695
Abrdn PLC	7,223,212	23,622,686
Admiral Group PLC	636,849	27,079,280
Anglo American PLC	4,267,942	188,154,268
Antofagasta PLC	1,305,564	23,749,952
Ashtead Group PLC	1,477,796	105,703,762
Associated British Foods PLC	1,178,432	31,105,776
AstraZeneca PLC	5,116,312	595,170,009
Auto Trader Group PLC(c)	3,162,168	28,654,414
AVEVA Group PLC	397,354	15,767,729
Aviva PLC	12,906,957	76,202,653
BAE Systems PLC	10,621,742	83,123,134
Barclays PLC	55,905,881	149,985,280
Barratt Developments PLC	3,361,899	27,961,035
Berkeley Group Holdings PLC	370,670	21,154,133
BP PLC	66,453,608	344,490,302
British American Tobacco PLC	7,199,619	307,387,557
British Land Co. PLC (The)	2,903,704	21,712,540
BT Group PLC	29,484,080	78,093,615
Bunzl PLC	1,115,322	41,776,578
Burberry Group PLC	1,335,347	33,876,337
Coca-Cola Europacific Partners PLC	678,316	38,765,759
Compass Group PLC	5,892,176	133,915,162
Croda International PLC	460,272	49,708,433
DCC PLC	325,281	27,350,770
Diageo PLC	7,708,421	388,977,384
Entain PLC(b)	1,931,660	41,819,178
Evraz PLC	1,683,858	11,439,484
Experian PLC	3,044,968	127,181,870
Ferguson PLC	734,224	115,486,398
GlaxoSmithKline PLC	16,618,395	370,855,861
Halma PLC	1,254,998	42,536,486
Hargreaves Lansdown PLC	1,178,740	21,400,874
Hikma Pharmaceuticals PLC	572,588	16,085,798
HSBC Holdings PLC	67,462,182	480,151,182
Imperial Brands PLC	3,126,073	74,118,726
Informa PLC(b)	4,970,434	37,598,193
InterContinental Hotels Group PLC(b)	605,792	40,026,726
Intertek Group PLC	533,228	38,696,595
J Sainsbury PLC	5,767,605	22,664,070
JD Sports Fashion PLC	8,508,376	21,816,893
Johnson Matthey PLC	638,308	16,856,873
Kingfisher PLC	6,964,128	31,229,621
Land Securities Group PLC	2,332,355	25,050,515
Legal & General Group PLC	19,722,843	77,115,481

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Lloyds Banking Group PLC	234,422,960	$162,682,693
London Stock Exchange Group PLC	1,086,441	106,377,147
M&G PLC	8,608,965	25,195,999
Melrose Industries PLC	14,421,064	29,375,933
Mondi PLC	1,605,350	40,164,540
National Grid PLC	11,945,608	174,799,083
Natwest Group PLC	19,029,372	62,545,378
Next PLC	438,491	44,675,951
NMC Health PLC(b)(d)	473,933	6
Ocado Group PLC(b)	1,613,307	32,872,056
Pearson PLC	2,495,366	20,834,918
Persimmon PLC	1,052,659	34,295,092
Phoenix Group Holdings PLC	2,316,254	20,736,057
Prudential PLC	8,638,666	145,610,951
Reckitt Benckiser Group PLC	2,358,863	191,120,042
RELX PLC	6,386,786	196,459,994
Rentokil Initial PLC	6,146,637	43,043,265
Rolls-Royce Holdings PLC(b)	27,601,756	43,265,210
Sage Group PLC (The)	3,475,796	33,965,392
Schroders PLC	412,152	18,897,499
Segro PLC	3,964,107	69,886,217
Severn Trent PLC	825,250	32,039,732
Shell PLC	25,431,973	653,314,671
Smith & Nephew PLC	2,905,591	49,415,301
Smiths Group PLC	1,307,321	27,555,165
Spirax-Sarco Engineering PLC	243,849	43,955,172
SSE PLC	3,446,001	74,144,223
St. James’s Place PLC	1,783,294	36,811,524
Standard Chartered PLC	8,695,018	63,323,633
Taylor Wimpey PLC	12,072,719	24,767,868
Tesco PLC	25,535,742	102,568,684
Unilever PLC	8,571,015	439,537,488
United Utilities Group PLC	2,248,991	32,443,656
Vodafone Group PLC	91,337,003	160,375,395
Whitbread PLC(b)	666,198	27,412,425
WPP PLC	3,939,839	61,778,710

		7,861,750,137

Total Common Stocks — 99.2% (Cost: $46,087,974,759)		54,529,704,645

Preferred Stocks

Germany — 0.6%
Bayerische Motoren Werke AG, Preference Shares, NVS	190,270	16,467,137
Fuchs Petrolub SE, Preference Shares, NVS	229,224	9,905,951

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	588,751	$48,153,041
Porsche Automobil Holding SE, Preference
Shares, NVS	505,034	47,295,891
Sartorius AG, Preference Shares, NVS	86,479	46,688,057
Volkswagen AG, Preference Shares, NVS(a)	612,937	127,657,730

		296,167,807

Total Preferred Stocks — 0.6% (Cost: $264,585,032)		296,167,807

Rights

Spain — 0.0%
Asc Actividades De Construccio (Expires 02/02/22)(b)(d)	808,917	404,861

Total Rights — 0.0% (Cost: $433,599)		404,861

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	402,906,599	403,027,471
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	43,970,000	43,970,000

		446,997,471

Total Short-Term Investments — 0.8% (Cost: $446,965,359)		446,997,471

Total Investments in Securities — 100.6% (Cost: $46,799,958,749)		55,273,274,784

Other Assets, Less Liabilities — (0.6)%		(305,241,624)

Net Assets — 100.0%		$54,968,033,160

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$97,946,692	$305,093,147	(a)	$—	$21,182	$(33,550)	$403,027,471	402,906,599	$1,630,098	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	32,940,000	11,030,000	(a)	—	—	—	43,970,000	43,970,000	1,620		—

					$21,182	$(33,550)	$446,997,471		$1,631,718		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	207	03/10/22	$34,496	$(1,124,881)
SPI 200 Index	118	03/17/22	14,383	(773,531)
Euro STOXX 50 Index	1,072	03/18/22	50,387	(269,978)
FTSE 100 Index	271	03/18/22	27,162	794,452

				$(1,373,938)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$794,452

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$2,168,390

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$7,544,161

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$815,158

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$248,634,196

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$610,332,132	$53,919,372,136	$377	$54,529,704,645
Preferred Stocks	—	296,167,807	—	296,167,807
Rights	—	—	404,861	404,861
Money Market Funds	446,997,471	—	—	446,997,471

	$1,057,329,603	$54,215,539,943	$405,238	$55,273,274,784

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$794,452	$—	$794,452
Liabilities
Futures Contracts	—	(2,168,390)	—	(2,168,390)

	$—	$(1,373,938)	$—	$(1,373,938)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.3%
29Metals Ltd.(a)	1,262,815	$2,364,948
Abacus Property Group	2,306,174	5,635,933
Accent Group Ltd.	1,663,427	2,393,227
Adbri Ltd.	1,692,612	3,528,209
AET&D Holdings No. 1 Pty Ltd.(b)	169,200	1
AGL Energy Ltd.	3,159,168	15,955,321
Alkane Resources Ltd.(a)	1,922,986	1,124,082
Allkem Ltd.(a)	2,736,762	17,820,847
ALS Ltd.	2,305,285	19,352,592
Altium Ltd.	565,339	14,452,354
Alumina Ltd.	11,741,963	15,866,607
AMP Ltd.(a)	15,630,897	9,743,191
Ansell Ltd.	615,534	11,702,491
Appen Ltd.	559,528	3,862,763
ARB Corp. Ltd.	353,492	11,647,195
Arena REIT	1,662,197	5,540,444
Atlas Arteria Ltd.	4,590,637	21,309,302
AUB Group Ltd.	358,119	5,914,012
Aussie Broadband Ltd.(a)	454,860	1,367,307
Austal Ltd.	1,613,194	2,301,083
Australian Agricultural Co. Ltd.(a)	3,093,675	3,175,092
Australian Ethical Investment Ltd.	396,478	2,614,894
Australian Pharmaceutical Industries Ltd.	2,178,713	2,341,498
Australian Strategic Materials Ltd.(a)	433,328	2,586,067
Aventus Group(c)	1,567,511	3,590,651
AVZ Minerals Ltd.(a)(c)	11,533,355	5,781,914
Bank of Queensland Ltd.	3,055,634	16,621,871
Bapcor Ltd.	1,609,176	8,062,975
Beach Energy Ltd.	8,196,363	8,658,070
Bega Cheese Ltd.	1,450,681	5,253,040
Bellevue Gold Ltd.(a)	4,270,067	2,359,132
Bendigo & Adelaide Bank Ltd.	2,586,817	15,799,892
Betmakers Technology Group Ltd.(a)	3,017,939	1,346,786
Blackmores Ltd.	70,237	4,079,073
Boral Ltd.(a)	1,841,791	7,676,565
BrainChip Holdings Ltd.(a)(c)	6,344,534	6,482,982
Bravura Solutions Ltd.	1,221,117	1,873,223
Breville Group Ltd.	469,581	9,563,637
Brickworks Ltd.	366,569	5,891,342
BWP Trust	2,376,573	6,703,067
BWX Ltd.	763,340	1,835,850
Capricorn Metals Ltd.(a)	1,320,033	2,963,639
carsales.com Ltd.	1,281,788	20,274,372
Centuria Capital Group	2,824,083	6,001,440
Centuria Industrial REIT	2,738,316	7,404,226
Centuria Office REIT(c)	2,137,415	3,273,973
Cettire Ltd.(a)(c)	637,720	1,327,316
Chalice Mining Ltd.(a)	1,521,641	8,432,893
Challenger Ltd.	2,759,019	11,270,236
Champion Iron Ltd.(a)(c)	1,569,369	7,250,507
Charter Hall Group	2,227,625	26,682,171
Charter Hall Long Wale REIT	2,897,878	9,912,949
Charter Hall Retail REIT	2,531,075	7,222,254
Charter Hall Social Infrastructure REIT	1,497,771	4,066,556
CIMIC Group Ltd.	381,875	4,461,130
City Chic Collective Ltd.(a)	993,325	3,492,948
Cleanaway Waste Management Ltd.	9,875,253	20,159,368
Clinuvel Pharmaceuticals Ltd.	192,612	3,148,408

Security	Shares	Value

Australia (continued)
Codan Ltd./Australia	490,515	$3,158,943
Collins Foods Ltd.	536,362	4,473,998
Coronado Global Resources Inc.(a)(d)	3,561,503	3,459,870
Corporate Travel Management Ltd.(a)	526,287	7,847,826
Costa Group Holdings Ltd.	2,143,864	4,240,524
Credit Corp. Group Ltd.	321,085	7,747,256
Cromwell Property Group	6,731,181	4,015,606
CSR Ltd.	2,313,264	9,215,040
Data#3 Ltd.	690,364	2,705,934
De Grey Mining Ltd.(a)	5,074,241	4,111,133
Deterra Royalties Ltd.	1,973,149	6,019,464
Dexus Industria REIT(c)	968,627	2,142,693
Dicker Data Ltd.(c)	260,532	2,360,057
Domain Holdings Australia Ltd.	1,119,903	3,763,634
Downer EDI Ltd.	3,364,260	13,013,722
Dubber Corp. Ltd.(a)(c)	1,279,684	1,624,190
Eagers Automotive Ltd.	739,241	6,733,575
Elders Ltd.	744,206	5,754,786
Emeco Holdings Ltd.(c)	1,734,272	1,102,006
EML Payments Ltd.(a)(c)	1,423,035	3,030,154
EVENT Hospitality and Entertainment Ltd.(a)	455,083	4,347,978
Flight Centre Travel Group Ltd.(a)	766,193	9,088,773
G8 Education Ltd.(a)	3,991,028	3,144,536
GDI Property Group(c)	4,505,346	3,290,923
Genworth Mortgage Insurance Australia Ltd.	1,963,273	3,393,939
Gold Road Resources Ltd.	4,201,123	3,999,727
GrainCorp Ltd., Class A	1,095,676	5,660,018
Growthpoint Properties Australia Ltd.	1,415,620	3,955,702
GUD Holdings Ltd.	571,986	5,003,985
GWA Group Ltd.	1,080,321	1,937,357
Hansen Technologies Ltd.	761,831	2,643,299
Harvey Norman Holdings Ltd.	2,685,988	9,361,598
Healius Ltd.	2,463,220	7,797,453
Home Consortium Ltd.	475,598	2,206,275
HomeCo Daily Needs REIT	2,267,088	2,188,020
HUB24 Ltd.(c)	263,792	5,140,297
IGO Ltd.	3,267,788	27,648,785
Iluka Resources Ltd.	2,027,122	15,073,534
Imdex Ltd.	1,894,501	3,963,386
Imugene Ltd.(a)(c)	22,771,671	5,087,310
Incitec Pivot Ltd.	9,304,021	21,785,117
Ingenia Communities Group	1,729,581	6,763,867
Inghams Group Ltd.	1,595,157	3,713,639
Insignia Financial Ltd.	2,976,542	7,464,864
Integral Diagnostics Ltd.	809,551	2,371,961
InvoCare Ltd.	704,253	5,592,256
ionner Ltd.(a)(c)	6,824,660	3,217,204
IPH Ltd.	1,026,719	5,957,544
IRESS Ltd.	914,791	7,400,506
Irongate Group	2,613,992	3,421,429
JB Hi-Fi Ltd.	551,770	18,053,561
Johns Lyng Group Ltd.	861,602	4,714,592
Jumbo Interactive Ltd.	253,392	3,222,866
Karoon Energy Ltd.(a)	2,649,519	3,630,309
Kelsian Group Ltd.	677,916	3,383,836
Kogan.com Ltd.(c)	423,206	1,868,862
Lifestyle Communities Ltd.	448,917	5,380,788
Link Administration Holdings Ltd.	2,152,368	8,250,171
Liontown Resources Ltd.(a)	7,664,972	7,763,136
Lovisa Holdings Ltd.	253,437	3,196,348

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Lynas Rare Earths Ltd.(a)	4,309,315	$27,834,304
MA Financial Group Ltd.	249,368	1,502,722
Maas Group Holdings Ltd.	382,811	1,204,466
Mayne Pharma Group Ltd.(a)	6,701,556	1,188,910
McMillan Shakespeare Ltd.	318,152	2,537,002
Megaport Ltd.(a)	679,187	6,533,623
Mesoblast Ltd.(a)(c)	2,746,900	2,207,201
Metcash Ltd.	4,601,109	12,912,981
Mineral Resources Ltd.	767,224	30,490,203
Monadelphous Group Ltd.	431,104	2,746,170
Nanosonics Ltd.(a)(c)	1,240,102	4,507,524
National Storage REIT	5,384,002	9,438,501
Nearmap Ltd.(a)	2,324,779	2,229,630
Netwealth Group Ltd.	523,440	5,669,134
New Hope Corp. Ltd.	2,155,903	3,472,941
NEXTDC Ltd.(a)	2,189,707	16,801,547
nib holdings Ltd.	2,192,765	9,674,683
Nick Scali Ltd.	330,608	3,190,352
Nickel Mines Ltd.	4,806,658	4,936,914
Nine Entertainment Co. Holdings Ltd.	6,865,370	12,812,406
Novonix Ltd.(a)(c)	1,268,214	6,839,348
NRW Holdings Ltd.	2,135,418	2,413,157
Nufarm Ltd./Australia	1,525,953	4,846,175
Nuix Ltd.(a)	936,600	991,051
Objective Corp. Ltd.	109,613	1,247,560
Omni Bridgeway Ltd.(a)	1,257,055	2,907,235
oOh!media Ltd.(a)	2,811,626	3,224,317
Orora Ltd.	4,200,814	10,343,045
OZ Minerals Ltd.	1,595,059	27,669,682
Pact Group Holdings Ltd.	1,014,154	1,676,175
Paladin Energy Ltd.(a)(c)	10,952,398	5,711,145
Pendal Group Ltd.	1,659,440	5,699,213
Pepper Money Ltd./Australia(a)	840,292	1,204,506
Perenti Global Ltd.	2,901,379	1,589,260
Perpetual Ltd.	268,103	6,266,065
Perseus Mining Ltd.	5,849,414	6,114,090
PEXA Group Ltd.(a)	466,037	6,119,438
Pilbara Minerals Ltd.(a)	11,233,024	25,987,367
Pinnacle Investment Management Group Ltd.	458,284	3,699,117
Platinum Asset Management Ltd.	1,729,138	3,039,853
PointsBet Holdings Ltd.(a)	914,934	3,206,411
PolyNovo Ltd.(a)(c)	2,836,492	2,649,068
PPK Group Ltd.(a)	148,990	758,354
Premier Investments Ltd.	416,951	8,554,918
Pro Medicus Ltd.	228,309	7,372,993
Qube Holdings Ltd.	8,715,113	17,985,128
Ramelius Resources Ltd.	3,930,797	3,767,504
Redbubble Ltd.(a)(c)	945,917	1,204,330
Regis Resources Ltd.	3,685,762	4,483,237
Reliance Worldwide Corp. Ltd.	3,796,993	14,022,326
Rural Funds Group(c)	1,651,373	3,342,288
Sandfire Resources Ltd.	1,856,117	8,919,355
Sayona Mining Ltd.(a)	24,555,849	2,132,306
Select Harvests Ltd.	575,365	2,208,750
Seven Group Holdings Ltd.	703,028	10,871,636
SG Fleet Group Ltd.	619,486	1,042,759
Shopping Centres Australasia Property Group	5,178,167	10,345,442
Sigma Healthcare Ltd.	5,576,512	1,774,293
Silver Lake Resources Ltd.(a)	4,316,537	4,545,657
Sims Ltd.	820,398	8,352,670

Security	Shares	Value

Australia (continued)
SmartGroup Corp. Ltd.	601,529	$3,057,380
Southern Cross Media Group Ltd.	1,335,683	1,786,702
St. Barbara Ltd.	3,563,512	3,122,351
Star Entertainment Grp Ltd. (The)(a)	4,107,561	10,033,628
Steadfast Group Ltd.	4,593,812	15,117,056
Super Retail Group Ltd.	751,786	6,217,742
Tassal Group Ltd.	1,175,102	2,934,203
Technology One Ltd.	1,298,665	9,715,320
Telix Pharmaceuticals Ltd.(a)	884,974	4,276,359
Temple & Webster Group Ltd.(a)(c)	381,935	2,319,758
Tyro Payments Ltd.(a)	1,607,146	2,579,083
United Malt Grp Ltd.	1,377,299	4,067,940
Uniti Group Ltd.(a)	2,628,008	7,849,808
Viva Energy Group Ltd.(d)	4,092,654	6,239,035
Vulcan Energy Resources Ltd.(a)(c)	414,242	2,758,018
Waypoint REIT	3,505,685	6,733,813
Webjet Ltd.(a)(c)	1,837,797	6,433,708
West African Resources Ltd.(a)	4,559,707	3,615,215
Western Areas Ltd.(a)(c)	1,563,226	3,847,269
Westgold Resources Ltd.	1,921,159	2,489,734
Whitehaven Coal Ltd.(a)	4,448,428	8,517,292
Worley Ltd.	1,479,235	12,188,376
Zip Co. Ltd.(a)(c)	2,190,316	5,042,277

		1,328,090,583

Austria — 1.1%
Agrana Beteiligungs AG	12,995	251,691
ams-OSRAM AG(a)(c)	1,317,122	22,145,236
ANDRITZ AG	328,601	17,482,742
AT&S Austria Technologie & Systemtechnik AG	120,613	5,617,695
BAWAG Group AG(a)(d)	342,740	20,569,597
CA Immobilien Anlagen AG	209,537	7,615,333
DO & CO AG(a)	33,560	3,459,365
EVN AG	195,967	5,768,652
FACC AG(a)(c)	109,182	949,450
IMMOFINANZ AG(a)(c)	387,479	10,051,759
Lenzing AG(a)	63,572	7,803,304
Oesterreichische Post AG(c)	164,694	6,912,843
Palfinger AG	46,360	1,584,270
Porr AG(a)	31,442	443,664
S IMMO AG	236,669	6,065,326
S&T AG(c)	235,052	4,316,901
Schoeller-Bleckmann Oilfield Equipment AG(a)	56,609	2,386,844
Semperit AG Holding	30,693	931,016
Telekom Austria AG(a)	785,344	6,793,671
UNIQA Insurance Group AG	610,276	5,656,787
Vienna Insurance Group AG Wiener Versicherung Gruppe	162,776	4,767,700
Wienerberger AG	551,107	19,953,947
Zumtobel Group AG	194,788	1,763,807

		163,291,600

Belgium — 1.9%
Ackermans & van Haaren NV	111,603	21,542,151
Aedifica SA	174,609	21,000,728
AGFA-Gevaert NV(a)	765,250	3,246,962
Akka Technologies(a)	60,553	3,308,333
Barco NV	335,912	6,937,070
Befimmo SA	107,863	4,044,060
Bekaert SA	176,450	8,214,941
bpost SA(a)	487,802	3,600,954

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Belgium (continued)
Cie. d’Entreprises CFE	36,649	$4,964,560
Cofinimmo SA	138,112	20,374,376
D’ieteren Group	106,610	18,575,119
Econocom Group SA/NV	647,954	2,591,206
Euronav NV	900,029	7,414,633
Fagron	297,520	5,114,331
Galapagos NV(a)(c)	222,587	14,998,990
Gimv NV	99,553	6,068,620
Immobel SA	19,259	1,717,284
Intervest Offices & Warehouses NV	125,903	3,861,469
Ion Beam Applications	117,594	2,009,112
KBC Ancora	167,571	8,074,693
Kinepolis Group NV(a)(c)	66,423	4,022,644
Melexis NV	96,831	10,153,005
Mithra Pharmaceuticals SA(a)(c)	92,510	2,098,572
Montea NV	49,041	6,783,611
Ontex Group NV(a)	313,762	2,297,690
Orange Belgium SA	65,773	1,432,041
Recticel SA	192,100	3,659,369
Retail Estates NV	38,268	3,082,103
Shurgard Self Storage SA	127,733	7,362,935
Telenet Group Holding NV	214,470	8,233,189
Tessenderlo Group SA(a)	123,567	4,813,323
Van de Velde NV	4,613	170,999
VGP NV	34,359	9,736,144
Warehouses De Pauw CVA	668,747	28,770,393
X-Fab Silicon Foundries SE(a)(d)	278,974	2,721,442
Xior Student Housing NV	103,726	5,669,234

		268,666,286

Denmark — 1.7%
ALK-Abello A/S(a)	31,745	13,404,954
Alm Brand A/S(c)	3,960,590	7,508,852
Amagerbanken A/S(b)	130,550	—
Bavarian Nordic A/S(a)(c)	309,214	9,101,197
Better Collective A/S(a)(c)	145,670	3,065,247
cBrain A/S	44,752	1,401,339
Chemometec A/S	75,610	7,839,216
D/S Norden A/S	125,878	2,865,195
Dfds A/S(a)	167,678	8,185,424
Drilling Co. of 1972 A/S (The)(a)(c)	96,711	3,772,334
FLSmidth & Co. A/S	252,166	8,500,549
H Lundbeck A/S	339,533	8,639,063
ISS A/S(a)	764,500	14,403,372
Jyske Bank A/S, Registered(a)	259,545	15,287,783
Matas A/S	183,387	3,066,256
Netcompany Group A/S(d)	191,181	14,044,968
Nilfisk Holding A/S(a)	113,241	3,983,867
NKT A/S(a)	196,017	8,252,233
NNIT A/S(d)	50,107	733,864
NTG Nordic Transport Group A/S, Class A(a)	32,449	2,160,284
Per Aarsleff Holding A/S	85,146	3,836,534
Ringkjoebing Landbobank A/S	131,367	17,293,093
Royal Unibrew A/S	233,934	26,894,305
Scandinavian Tobacco Group A/S, Class A(d)	307,127	6,620,787
Schouw & Co. A/S	63,147	5,340,469
SimCorp A/S	194,206	18,107,795
Solar A/S, Class B	26,240	2,813,570
Spar Nord Bank A/S	391,100	5,624,180
Sydbank A/S	283,354	10,001,691
Topdanmark A/S	217,814	12,457,498

Security	Shares	Value

Denmark (continued)
Zealand Pharma A/S(a)(c)	167,564	$3,264,394

		248,470,313

Finland — 1.8%
Admicom OYJ	15,087	1,284,772
Aktia Bank OYJ	166,653	2,162,023
Anora Group OYJ	161,422	1,831,631
BasWare OYJ(a)	58,970	1,722,497
Cargotec OYJ, Class B	186,245	9,298,661
Caverion OYJ	477,987	3,306,376
Citycon OYJ	288,674	2,310,505
Finnair OYJ(a)(c)	3,056,694	2,261,881
F-Secure OYJ	656,271	3,229,321
Harvia OYJ	67,622	3,574,136
Huhtamaki OYJ	467,623	18,435,430
Kamux Corp.(c)	160,241	2,051,178
Kemira OYJ	509,472	7,488,780
Kojamo OYJ	593,331	13,602,645
Konecranes OYJ	284,419	11,440,637
Marimekko OYJ	29,138	2,399,873
Metsa Board OYJ, Class B	861,939	9,292,197
Metso Outotec OYJ	2,977,567	31,933,237
Musti Group OYJ	149,172	4,458,231
Neles OYJ	468,263	6,581,295
Nokian Renkaat OYJ	635,485	21,485,721
Oriola OYJ, Class B	758,192	1,864,217
Outokumpu OYJ(a)	1,743,972	11,299,032
Puuilo OYJ(a)	217,081	1,962,878
QT Group OYJ(a)	84,672	9,829,181
Remedy Entertainment OYJ(c)	37,789	1,496,748
Revenio Group OYJ	113,478	5,924,546
Rovio Entertainment OYJ(c)(d)	166,745	1,314,118
Sanoma OYJ	353,816	5,344,038
Spinnova OYJ(a)	73,484	902,313
Talenom OYJ	135,564	1,540,154
TietoEVRY OYJ	417,999	12,438,198
TietoEVRY OYJ, New	12,844	383,858
Tokmanni Group Corp.	228,356	4,778,183
Uponor OYJ	266,363	5,910,342
Valmet OYJ	648,566	24,771,539
YIT OYJ	669,144	3,324,119

		253,234,491

France — 3.5%
AB Science SA(a)(c)	143,327	1,452,333
ABC arbitrage	68,026	542,609
Air France-KLM(a)(c)	1,391,037	6,294,804
AKWEL	36,551	903,391
Albioma SA	123,781	4,836,028
ALD SA(d)	482,624	7,232,336
Altarea SCA(c)	18,913	3,370,866
Alten SA	139,669	22,780,876
Aperam SA	227,815	12,837,273
Aramis Group SAS, NVS(a)(c)(d)	98,967	1,384,051
Atos SE	475,958	17,061,644
Aubay	33,991	2,021,245
Believe SA, NVS(a)	91,622	1,540,877
Beneteau SA(a)	190,817	3,181,579
Boiron SA	34,035	1,547,439
Bonduelle SCA	67,854	1,596,078
Carmila SA	245,454	4,082,328

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Casino Guichard Perrachon SA(a)(c)	182,995	$4,047,663
Cellectis SA(a)(c)	159,165	1,006,394
CGG SA(a)	3,269,713	2,721,784
Chargeurs SA	76,019	1,914,746
Cie. des Alpes(a)	44,367	741,051
Cie. Plastic Omnium SA	281,909	6,557,003
Coface SA(a)	500,124	6,616,609
Derichebourg SA(a)	455,362	5,726,540
Elior Group SA(a)(c)(d)	590,225	3,560,309
Elis SA(a)	911,463	16,650,301
Eramet SA(a)	44,854	4,649,091
Esker SA	25,296	6,840,677
Europcar Mobility Group(a)(d)	14,552,829	8,266,247
Eutelsat Communications SA	828,165	10,269,078
Fnac Darty SA	83,094	4,931,815
Gaztransport Et Technigaz SA	106,470	9,767,750
Groupe Guillin	9,742	258,841
Guerbet	38,855	1,453,600
ICADE	146,105	10,549,724
ID Logistics Group(a)	14,314	5,197,315
Imerys SA	159,434	7,326,853
Interparfums SA	89,034	6,765,031
IPSOS	193,029	8,820,098
JCDecaux SA(a)	304,277	8,329,314
Kaufman & Broad SA	67,662	2,685,677
Korian SA	351,550	7,707,039
Lagardere SA(a)	170,618	4,644,842
LISI	93,715	2,942,692
LNA Sante SA	10,926	505,588
Maisons du Monde SA(d)	154,834	3,535,235
Manitou BF SA	66,861	2,486,307
McPhy Energy SA(a)(c)	103,207	1,931,622
Mercialys SA	354,417	3,928,888
Mersen SA	80,665	3,364,227
Metropole Television SA	134,138	2,616,950
Neoen SA(a)(c)(d)	179,920	6,398,029
Nexans SA	114,569	10,352,942
Nexity SA	185,554	7,769,468
Peugeot Invest(c)	25,166	3,383,313
Pharmagest Interactive(c)	18,009	1,627,156
Quadient SA	164,387	3,359,318
Rexel SA(a)	1,172,952	26,144,641
Rubis SCA	447,467	14,485,757
SCOR SE	757,627	25,844,614
SES SA, Class A	1,836,495	14,130,047
SES-Imagotag SA(a)	22,593	1,730,255
SMCP SA(a)(d)	165,692	1,362,900
Societe BIC SA	118,685	6,757,805
SOITEC(a)	104,113	19,007,704
Solutions 30 SE(a)(c)	416,143	3,283,529
Sopra Steria Group SACA	73,131	12,857,375
SPIE SA	611,439	14,182,048
Technicolor SA(a)	945,052	2,963,483
Television Francaise 1	227,851	2,177,922
Trigano SA	41,110	7,788,816
Vallourec SA(a)(c)	656,348	5,838,519
Valneva SE(a)(c)	335,626	5,801,442
Verallia SA(d)	352,571	11,058,345
Vicat SA	91,950	3,810,433
Vilmorin & Cie SA	26,104	1,472,193

Security	Shares	Value

France (continued)
Virbac SA	20,120	$8,094,142
Voltalia SA(a)(c)	114,287	2,111,287

		495,776,141

Germany — 5.1%
1&1 AG	215,115	5,725,688
Aareal Bank AG	284,751	9,172,540
ABOUT YOU Holding SE, NVS(a)(c)	183,554	3,567,499
Adesso SE	14,138	2,919,170
ADLER Group SA(c)(d)	365,835	4,326,844
ADVA Optical Networking SE(a)	225,445	3,779,799
AIXTRON SE	540,730	11,243,366
alstria office REIT-AG	767,869	16,787,416
Amadeus Fire AG	27,752	5,173,028
Atoss Software AG	19,431	3,895,905
AURELIUS Equity Opportunities SE & Co. KGaA	144,897	4,624,516
Aurubis AG	151,387	15,781,063
Basler AG	7,587	1,019,267
BayWa AG	68,050	2,859,260
Bertrandt AG	35,916	2,101,919
Bike24 Holding AG, NVS(a)(c)	94,989	1,517,493
Bilfinger SE	141,769	4,936,602
Borussia Dortmund GmbH & Co. KGaA(a)	391,169	1,896,527
CANCOM SE	184,585	11,203,764
Ceconomy AG(a)(c)	784,066	3,489,227
Cewe Stiftung & Co. KGaA	21,258	2,612,327
CompuGroup Medical SE & Co. KgaA	129,022	8,551,895
Corestate Capital Holding SA(a)(c)	102,579	1,366,101
CropEnergies AG	129,539	1,784,188
CTS Eventim AG & Co. KGaA(a)	277,567	19,731,487
Datagroup SE(a)	23,411	2,276,603
Dermapharm Holding SE	91,084	7,365,816
Deutsche Beteiligungs AG	43,905	1,822,005
Deutsche EuroShop AG	242,638	4,549,556
Deutsche Pfandbriefbank AG(d)	639,861	7,895,839
Deutz AG(a)	590,258	4,044,225
DIC Asset AG	202,756	3,487,831
Draegerwerk AG & Co. KGaA	13,057	721,079
Duerr AG	251,791	11,143,096
Eckert & Ziegler Strahlen- und Medizintechnik AG	70,768	6,169,043
Elmos Semiconductor SE	40,358	2,509,858
ElringKlinger AG(a)	143,144	1,703,058
Encavis AG	470,789	7,416,547
Energiekontor AG, NVS	30,374	2,148,535
Evotec SE(a)	631,924	25,570,611
Fielmann AG	120,713	7,698,697
flatexDEGIRO AG(a)(c)	162,913	3,152,495
Fraport AG Frankfurt Airport Services Worldwide(a)(c)	178,865	12,217,678
Freenet AG	608,210	16,564,922
Gerresheimer AG	152,044	13,644,513
GFT Technologies SE	81,770	4,052,758
Global Fashion Group SA(a)(c)	367,172	1,677,692
Grand City Properties SA	496,131	10,949,487
GRENKE AG(c)	135,686	4,285,831
Hamborner REIT AG	311,975	3,431,841
Hamburger Hafen und Logistik AG	121,714	2,614,696
Heidelberger Druckmaschinen AG(a)	1,269,286	3,982,474
Hensoldt AG	204,412	2,785,154
HOCHTIEF AG	103,212	8,028,475
Home24 SE(a)(c)	128,403	1,443,851
Hornbach Baumarkt AG(c)	38,932	2,079,750

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Hornbach Holding AG & Co. KGaA	46,357	$7,101,839
Hugo Boss AG	290,298	18,389,948
Hypoport SE(a)	17,145	7,576,535
Indus Holding AG	84,267	3,233,415
Instone Real Estate Group SE(d)	223,067	3,969,380
Jenoptik AG	250,564	9,170,244
JOST Werke AG(d)	55,994	2,802,484
K+S AG, Registered(a)	917,151	17,509,823
Kloeckner & Co. SE(a)	355,333	4,013,214
Koenig & Bauer AG(a)	72,883	2,272,589
Krones AG	69,898	6,941,544
KWS Saat SE & Co. KGaA	61,196	4,755,286
LPKF Laser & Electronics AG(c)	120,231	2,392,684
MBB SE	6,854	1,010,396
Media and Games Invest SE(a)(c)	431,422	1,790,851
Medios AG(a)	60,050	2,212,793
METRO AG	604,955	6,175,232
Mister Spex SE, NVS(a)	74,751	863,304
MLP SE	314,408	2,932,447
MorphoSys AG(a)(c)	167,451	5,362,349
Nagarro SE(a)	41,800	7,267,160
New Work SE	14,376	3,170,838
Nordex SE(a)(c)	502,897	8,070,084
Norma Group SE	155,655	5,652,999
Northern Data AG(a)(c)	23,804	1,547,392
OHB SE(c)	14,662	602,657
PATRIZIA AG	234,146	5,090,175
Pfeiffer Vacuum Technology AG	20,193	3,976,477
PNE AG	175,564	1,667,892
ProSiebenSat.1 Media SE	789,976	12,355,962
PVA TePla AG, NVS(a)	95,724	3,349,898
Rheinmetall AG	210,738	22,032,614
SAF-Holland SE(a)	214,168	2,700,653
Salzgitter AG(a)	172,411	5,898,595
Secunet Security Networks AG	6,106	2,174,129
SGL Carbon SE(a)	310,697	2,168,765
Siltronic AG(c)	78,953	10,310,020
Sirius Real Estate Ltd	4,822,265	8,428,824
Sixt SE(a)	66,306	10,779,170
SMA Solar Technology AG	52,776	1,879,773
Software AG	250,632	9,650,711
Stabilus SA	120,196	8,094,180
Steico SE	26,525	2,948,503
Stratec SE	37,654	5,096,886
Stroeer SE & Co. KGaA	136,700	10,235,563
Suedzucker AG	342,551	4,795,985
Synlab AG, NVS(a)	212,376	4,884,009
TAG Immobilien AG	701,942	18,537,111
Takkt AG	167,153	2,829,891
TeamViewer AG(a)(d)	775,941	11,724,497
thyssenkrupp AG(a)	1,934,561	19,909,894
TUI AG(a)(c)	5,455,875	18,804,663
Varta AG(c)	87,587	9,543,486
VERBIO Vereinigte BioEnergie AG	108,197	6,896,572
Vitesco Technologies Group AG(a)	106,020	5,248,580
Vossloh AG	58,581	2,824,164
Wacker Chemie AG	75,520	11,021,397
Wacker Neuson SE	151,962	3,817,545
Westwing Group AG(a)(c)	56,124	1,347,485
Wuestenrot & Wuerttembergische AG	59,643	1,258,971

Security	Shares	Value

Germany (continued)
Zeal Network SE(a)(c)	69,964	$2,982,911

		729,554,345

Hong Kong — 1.9%
Apollo Future Mobility Group Ltd.(a)(c)	17,656,000	1,044,535
ASM Pacific Technology Ltd.	1,471,600	14,723,292
Atlas Corp.	409,915	5,927,371
Bank of East Asia Ltd. (The)	6,171,600	10,533,121
BOCOM International Holdings Co. Ltd.	527,000	86,515
Brightoil Petroleum Holdings Ltd.(a)(b)	12,938,512	17
Cafe de Coral Holdings Ltd.	1,814,000	3,080,031
Champion REIT	10,461,000	5,259,312
Chinese Estates Holdings Ltd.	152,500	51,985
Chow Sang Sang Holdings International Ltd.	1,794,000	2,376,819
CITIC Telecom International Holdings Ltd.	8,188,000	2,981,260
Citychamp Watch & Jewellery Group Ltd.(a)	5,546,000	1,002,925
CK Life Sciences International Holdings Inc.	14,480,000	1,339,909
CMBC Capital Holdings Ltd, NVS(a)(c)	1,841,749	684,125
C-Mer Eye Care Holdings Ltd.(c)	2,226,000	1,530,086
Comba Telecom Systems Holdings Ltd.(a)(c)	9,272,000	2,147,705
Cowell e Holdings Inc.(a)(c)	1,569,000	1,787,524
Crystal International Group Ltd.(d)	2,155,500	635,837
Dah Sing Banking Group Ltd.	2,500,800	2,370,994
Dah Sing Financial Holdings Ltd.	719,200	2,331,887
EC Healthcare	1,404,000	1,614,542
Far East Consortium International Ltd.	5,053,000	1,827,545
First Pacific Co. Ltd.	10,850,000	4,174,656
Fortune REIT	6,887,000	7,102,513
Fosun Tourism Group(a)(c)(d)	1,194,400	1,604,625
Guotai Junan International Holdings Ltd.	14,262,000	1,932,233
Haitong International Securities Group Ltd.(c)	11,199,000	2,563,717
Hang Lung Group Ltd.	3,814,000	8,488,166
Health and Happiness H&H International Holdings Ltd.	1,076,000	1,805,052
HKBN Ltd.	3,600,500	4,521,764
Hong Kong Technology Venture Co. Ltd.(c)	2,684,000	2,487,204
Hongkong & Shanghai Hotels Ltd. (The)(a)	824,000	795,242
Hutchison Telecommunications Hong Kong Holdings Ltd.	16,994,000	2,775,536
Hysan Development Co. Ltd.	2,937,000	9,002,674
IGG Inc.	3,924,000	2,455,264
Johnson Electric Holdings Ltd.	1,678,250	2,854,524
K Wah International Holdings Ltd.	4,841,000	1,895,331
Kerry Logistics Network Ltd.	2,088,888	5,222,616
Kerry Properties Ltd.	2,701,500	7,631,371
Lifestyle International Holdings Ltd.(a)	1,606,000	876,017
LK Technology Holdings Ltd.(c)	2,630,000	4,024,766
Luk Fook Holdings International Ltd.	1,750,000	4,612,579
Man Wah Holdings Ltd.	8,471,200	13,096,346
MECOM Power and Construction Ltd.(c)	3,360,000	1,516,573
Melco International Development Ltd.(a)	3,220,000	3,759,734
MGM China Holdings Ltd.(a)(c)	4,348,800	2,897,419
Nissin Foods Co. Ltd.(c)	1,586,000	1,164,308
NWS Holdings Ltd.	7,408,000	7,383,623
Pacific Basin Shipping Ltd.(c)	22,970,000	9,804,875
Pacific Textiles Holdings Ltd.	4,269,000	2,169,158
PAX Global Technology Ltd.	3,416,000	2,474,270
PCCW Ltd.	19,808,000	10,431,229
Perfect Medical Health Management Ltd.	1,872,000	1,173,492
Prosperity REIT	11,188,000	4,349,325
Realord Group Holdings Ltd.(a)(c)	2,020,000	2,367,921

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Sa Sa International Holdings Ltd.(a)(c)	5,154,000	$989,172
Shangri-La Asia Ltd.(a)	5,206,000	4,072,089
Shun Tak Holdings Ltd.(a)	7,012,000	1,858,829
SJM Holdings Ltd.(a)	9,513,000	6,122,336
SmarTone Telecommunications Holdings Ltd.	2,607,500	1,454,474
Stella International Holdings Ltd.	2,130,000	2,363,009
Sun Hung Kai & Co. Ltd.	1,806,000	969,005
SUNeVision Holdings Ltd.	3,135,000	2,755,228
Sunlight REIT	4,677,000	2,543,331
Texhong Textile Group Ltd.	1,326,500	1,711,492
United Laboratories International Holdings Ltd. (The)	4,848,000	2,757,218
Value Partners Group Ltd.	4,919,000	2,425,967
Vesync Co. Ltd.	1,086,000	946,977
Vitasoy International Holdings Ltd.(c)	3,530,000	6,892,760
Viva China Holdings Ltd.	18,344,000	3,071,663
Vobile Group Ltd.(a)(c)	5,633,000	3,859,737
VSTECS Holdings Ltd.	4,602,000	4,558,821
VTech Holdings Ltd.	785,800	6,203,114
Wynn Macau Ltd.(a)(c)	7,463,200	6,744,188
Xinyi Electric Storage Holdings Ltd.(a)	1	1
Yue Yuen Industrial Holdings Ltd.(a)(c)	3,812,500	6,437,542
Zensun Enterprises Ltd.	2,675,000	1,512,976

		273,001,389

Ireland — 0.8%
AIB Group PLC(a)	3,900,000	10,301,036
Bank of Ireland Group PLC(a)	4,656,337	31,383,120
C&C Group PLC(a)(c)	1,910,710	5,689,344
Cairn Homes PLC(a)	3,568,884	4,995,792
Dalata Hotel Group PLC(a)	961,838	4,581,647
Glanbia PLC	959,451	13,178,174
Glenveagh Properties PLC(a)(d)	3,384,889	4,646,343
Grafton Group PLC	1,084,469	17,046,358
Greencore Group PLC(a)	2,471,253	4,104,630
Hibernia REIT PLC	3,193,914	4,562,003
Irish Residential Properties REIT PLC	2,207,055	4,150,711
Origin Enterprises PLC	666,837	2,547,138
Uniphar PLC(a)	1,091,568	4,807,184

		111,993,480

Israel — 3.2%
AFI Properties Ltd.(c)	54,791	3,506,524
Airport City Ltd.(a)	366,182	8,926,340
Alony Hetz Properties & Investments Ltd.(c)	707,230	13,211,652
Altshuler Shaham Provident Funds & Pension Ltd.	297,572	1,549,721
Amot Investments Ltd.	986,795	8,372,645
Arad Investment & Industrial Development Ltd.	15,891	2,294,778
Ashtrom Group Ltd.(c)	189,143	5,298,766
AudioCodes Ltd.	122,387	3,620,947
Azorim-Investment Development & Construction Co. Ltd.(a)	395,815	2,439,550
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	9,884,207	17,015,003
Big Shopping Centers Ltd.	50,323	8,086,462
Blue Square Real Estate Ltd.	15,911	1,441,108
Caesarstone Ltd.	127,609	1,573,419
Camtek Ltd./Israel(a)(c)	136,348	4,895,532
Cellcom Israel Ltd.(a)(c)	407,896	2,404,759
Cellebrite DI Ltd., NVS(a)(c)	178,914	1,073,484
Clal Insurance Enterprises Holdings Ltd.(a)	285,234	6,699,505
Cognyte Software Ltd.(a)	318,053	3,450,875
Compugen Ltd.(a)(c)	407,943	1,448,198

Security	Shares	Value

Israel (continued)
Danel Adir Yeoshua Ltd.	24,164	$5,764,092
Delek Automotive Systems Ltd.(c)	250,341	3,838,328
Delek Group Ltd.(a)	43,787	4,944,956
Delta-Galil Industries Ltd.	21,497	1,344,667
Doral Group Renewable Energy Resources Ltd.(a)(c)	291,917	1,191,136
Elco Ltd.	29,307	2,450,335
Electra Consumer Products 1970 Ltd.	52,788	3,323,720
Electra Ltd./Israel(c)	9,729	7,093,090
Electra Real Estate Ltd.	108,780	2,382,096
Electreon Wireless Ltd.(a)	21,785	980,681
Energix-Renewable Energies Ltd.	1,049,712	4,188,807
Enlight Renewable Energy Ltd.(a)(c)	4,395,143	9,918,769
Equital Ltd.(a)(c)	138,868	6,110,159
Fattal Holdings 1998 Ltd.(a)(c)	29,890	3,599,247
FIBI Holdings Ltd.	83,618	3,818,304
First International Bank Of Israel Ltd. (The)	260,290	10,836,879
Formula Systems 1985 Ltd.	41,649	4,686,844
Fox Wizel Ltd.	36,064	7,007,170
Gav-Yam Lands Corp. Ltd.	665,978	8,470,886
Gazit-Globe Ltd.	309,142	3,227,187
Gilat Satellite Networks Ltd.(a)(c)	139,226	1,076,524
Harel Insurance Investments & Financial Services Ltd.	561,418	6,523,975
Hilan Ltd.	66,387	4,278,821
IDI Insurance Co. Ltd.(c)	42,662	1,558,533
Isracard Ltd.	867,686	4,808,886
Israel Canada T.R Ltd.	528,387	3,286,776
Israel Corp. Ltd. (The)(a)	18,556	7,573,089
Isras Investment Co. Ltd.	7,806	2,027,721
Ituran Location and Control Ltd.	129,392	3,113,172
M Yochananof & Sons Ltd.	24,451	1,850,044
Magic Software Enterprises Ltd.	127,163	2,426,033
Malam - Team Ltd.	36,107	1,216,444
Matrix IT Ltd.	190,494	5,325,205
Maytronics Ltd.	206,859	4,433,024
Mega Or Holdings Ltd.	114,756	5,223,435
Mehadrin Ltd.(a)	—	1
Melisron Ltd.(a)	102,311	9,013,423
Menora Mivtachim Holdings Ltd.	223,200	5,486,285
Migdal Insurance & Financial Holdings Ltd.(c)	1,523,965	2,699,010
Mivne Real Estate KD Ltd.(c)	2,891,433	12,363,393
Nano Dimension Ltd., ADR(a)(c)	1,233,630	4,527,422
Nano-X Imaging Ltd.(a)(c)	163,073	1,850,879
Naphtha Israel Petroleum Corp. Ltd.(a)(c)	452,650	3,621,196
Nayax Ltd.(a)(c)	390,721	1,008,028
NEOGAMES SA(a)	49,507	1,171,831
Nova Ltd.(a)	135,513	15,859,436
Oil Refineries Ltd.(a)	8,549,959	2,826,054
One Software Technologies Ltd.	180,450	3,155,664
OPC Energy Ltd.(a)(c)	427,780	5,025,308
Partner Communications Co. Ltd.(a)(c)	651,516	5,804,637
Paz Oil Co. Ltd.(a)	48,395	6,883,853
Perion Network Ltd.(a)(c)	188,817	3,736,093
Phoenix Holdings Ltd. (The)	700,764	8,366,487
Plus500 Ltd.	438,593	8,708,729
Prashkovsky Investments and Construction Ltd.	32,800	1,489,476
Property & Building Corp. Ltd.(a)(c)	13,422	1,785,537
Radware Ltd.(a)	202,692	6,816,532
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.(c)	40,533	3,252,949

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
REIT 1 Ltd.(c)	816,389	$5,930,266
Retailors Ltd., NVS(a)(c)	57,878	1,808,730
Riskified Ltd.(a)	92,436	644,279
Sapiens International Corp. NV(c)	137,310	4,403,518
Shapir Engineering and Industry Ltd.(c)	559,329	5,396,570
Shikun & Binui Ltd.(a)	1,131,008	7,309,353
Shufersal Ltd.	1,267,992	11,926,361
Sisram Medical Ltd.(c)(d)	668,400	675,147
Strauss Group Ltd.(c)	246,303	8,171,075
Summit Real Estate Holdings Ltd.(a)(c)	169,529	4,201,656
Taboola.com Ltd.(a)(c)	272,670	1,649,654
Tadiran Group Ltd.	15,221	2,273,952
Taro Pharmaceutical Industries Ltd.(a)(c)	44,982	2,106,057
Tera Light Ltd.(a)	7,815	18,855
Tower Semiconductor Ltd.(a)	494,197	17,043,251
Tremor International Ltd.(a)(c)	500,967	3,529,162
UroGen Pharma Ltd.(a)(c)	93,513	721,920
YH Dimri Construction & Development Ltd.(c)	37,434	3,908,786
ZIM Integrated Shipping Services Ltd.	194,242	12,959,826

		457,338,944

Italy — 2.9%
A2A SpA	7,516,393	14,278,018
ACEA SpA	205,908	4,161,498
Anima Holding SpA(d)	1,248,677	6,315,638
Arnoldo Mondadori Editore SpA(a)	417,551	961,608
Ascopiave SpA	373,804	1,526,931
Autogrill SpA(a)	922,586	6,928,056
Azimut Holding SpA	515,629	13,869,919
Banca Generali SpA	282,034	11,359,075
Banca IFIS SpA	113,858	2,285,060
Banca Mediolanum SpA	1,050,468	10,211,499
Banca Monte dei Paschi di Siena SpA(a)(c)	1,450,222	1,499,212
Banca Popolare di Sondrio SCPA	2,168,123	9,119,621
Banco BPM SpA	6,532,486	20,365,410
BFF Bank SpA(d)	812,918	6,215,526
Biesse SpA(a)	69,171	1,794,641
Bio On SpA(a)(b)(c)	19,879	—
BPER Banca	5,078,645	10,691,688
Brembo SpA	719,313	9,563,326
Brunello Cucinelli SpA(a)	162,272	9,423,646
Buzzi Unicem SpA	461,688	9,640,536
Carel Industries SpA(d)	160,628	3,867,253
CIR SpA-Compagnie Industriali(a)(c)	6,254,546	2,972,282
Credito Emiliano SpA	438,463	3,024,435
Danieli & C Officine Meccaniche SpA	36,368	989,219
Datalogic SpA	77,130	1,204,954
De’ Longhi SpA	327,517	11,286,737
Digital Bros. SpA	23,861	758,522
Digital Value SpA(a)	16,675	1,727,362
doValue SpA(a)(d)	250,012	2,167,840
El.En. SpA	216,733	3,498,368
Enav SpA(a)(d)	1,274,416	5,855,394
ERG SpA	289,278	8,435,341
Esprinet SpA	146,684	2,010,977
Falck Renewables SpA	563,115	5,529,594
Fila SpA	82,451	846,786
Fincantieri SpA(a)(c)	2,127,104	1,361,828
Gruppo MutuiOnline SpA	105,501	5,021,629
GVS SpA(d)	338,332	3,788,404
Hera SpA	3,941,998	16,388,365

Security	Shares	Value

Italy (continued)
Illimity Bank SpA(a)	264,238	$3,866,365
Immobiliare Grande Distribuzione SIIQ SpA(a)	137,942	642,166
Interpump Group SpA	340,747	21,042,350
Iren SpA	3,088,213	9,290,594
Italgas SpA	2,347,356	15,573,359
Italmobiliare SpA	67,792	2,425,282
Juventus Football Club SpA(a)(c)	4,893,095	2,091,627
La Doria SpA	58,155	1,075,402
Leonardo SpA(a)	1,949,829	14,083,186
Maire Tecnimont SpA(c)	737,611	3,522,722
MARR SpA	173,210	3,688,414
OVS SpA(a)(d)	1,042,688	2,897,051
Pharmanutra SpA	18,507	1,372,252
Piaggio & C SpA	833,901	2,669,430
Pirelli & C SpA(d)	1,701,940	12,033,129
RAI Way SpA(d)	478,222	2,717,315
Reply SpA	98,532	16,558,367
Saipem SpA(a)(c)	2,567,505	3,927,282
Salcef SpA	62,415	1,690,837
Salvatore Ferragamo SpA(a)	253,185	5,425,444
Sanlorenzo SpA/Ameglia	62,976	2,730,538
Saras SpA(a)(c)	2,835,912	1,778,658
Seco SpA, NVS(a)(c)	153,951	1,215,019
Sesa SpA	37,920	6,858,462
Societa Cattolica Di Assicurazione SPA(a)	222,008	1,416,678
SOL SpA	173,366	3,708,379
Tamburi Investment Partners SpA	475,706	4,843,389
Technogym SpA(d)	629,513	5,372,560
Tinexta SpA	97,442	3,461,480
Tod’s SpA(a)	48,530	2,615,610
Unipol Gruppo SpA	1,875,413	10,550,578
Webuild SpA(c)	1,885,089	3,948,711
Wiit SpA, NVS	49,303	1,741,611
Zignago Vetro SpA	57,431	994,555

		408,775,000

Japan — 27.2%
77 Bank Ltd. (The)	246,100	3,257,004
ABC-Mart Inc.	160,100	7,310,033
Activia Properties Inc.	3,125	10,577,651
Adastria Co. Ltd.	108,380	1,623,853
ADEKA Corp.	374,000	8,114,659
Advan Group Co. Ltd.	85,800	718,234
Advance Residence Investment Corp.	6,281	18,475,135
Aeon Delight Co. Ltd.	102,000	2,760,656
AEON Financial Service Co. Ltd.	523,100	5,490,130
Aeon Hokkaido Corp.	104,300	972,001
Aeon Mall Co. Ltd.	490,500	7,090,890
AEON REIT Investment Corp.	7,240	9,208,564
Ai Holdings Corp.	202,200	3,133,693
Aica Kogyo Co. Ltd.	257,100	7,083,326
Aichi Corp.	124,700	883,616
Aichi Steel Corp.	26,800	602,968
Aida Engineering Ltd.	364,600	3,335,639
Aiful Corp.	1,518,800	4,561,800
Ain Holdings Inc.	118,900	6,111,555
Air Water Inc.	875,300	13,341,715
Airtrip Corp.(c)	62,200	1,548,080
Alfresa Holdings Corp.	895,000	12,761,682
Alpen Co. Ltd.	64,900	1,128,778
Alpha Systems Inc.	25,500	804,891

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Alps Alpine Co. Ltd.	1,013,800	$11,056,978
Altech Corp.	41,400	650,516
Amada Co. Ltd.	1,624,000	15,722,756
Amano Corp.	268,100	5,377,928
AnGes Inc.(a)(c)	695,900	1,864,882
Anicom Holdings Inc.	362,600	2,302,446
Anritsu Corp.(c)	668,000	9,224,347
AOKI Holdings Inc.	112,600	574,833
Aozora Bank Ltd.	557,700	12,538,719
Arata Corp.	38,900	1,358,858
Arcland Sakamoto Co. Ltd.	134,000	1,830,147
Arcland Service Holdings Co. Ltd.	75,500	1,432,990
Arcs Co. Ltd.	203,100	3,817,728
Argo Graphics Inc.	76,800	2,097,021
Ariake Japan Co. Ltd.	91,100	4,831,041
ARTERIA Networks Corp.	120,100	1,423,014
As One Corp.	142,600	7,065,421
Asahi Holdings Inc.	356,000	6,897,606
Asics Corp.	729,400	14,161,758
ASKUL Corp.	177,000	2,160,231
Atom Corp.	541,600	3,615,373
Autobacs Seven Co. Ltd.	331,700	4,022,327
Avex Inc.	168,000	1,883,164
Awa Bank Ltd. (The)	195,700	3,853,089
Axial Retailing Inc.	43,000	1,223,812
Bank of Kyoto Ltd. (The)	269,700	12,574,135
BASE Inc.(a)	386,700	1,558,033
BayCurrent Consulting Inc.	63,300	24,023,521
Belc Co. Ltd.	41,000	1,925,141
Bell System24 Holdings Inc.	162,400	2,005,610
Belluna Co. Ltd.	232,900	1,473,744
Benesse Holdings Inc.	317,000	6,182,201
BeNext-Yumeshin Group Co.	268,331	3,660,427
Bengo4.com Inc.(a)(c)	38,000	1,597,942
Bic Camera Inc.	463,500	4,048,560
BML Inc.	106,300	3,230,833
Broadleaf Co. Ltd.	451,100	1,376,895
Bunka Shutter Co. Ltd.	371,800	3,400,461
Bushiroad Inc.(a)	64,700	783,974
C.I. Takiron Corp.	177,700	852,660
Calbee Inc.	417,900	9,619,116
Canon Electronics Inc.	40,700	575,592
Canon Marketing Japan Inc.	218,800	4,468,781
Casio Computer Co. Ltd.	928,200	11,608,908
Cawachi Ltd.	59,100	1,188,610
CellSource Co. Ltd.(a)(c)	26,700	898,521
Central Glass Co. Ltd.	145,500	2,699,499
Change Inc.(a)(c)	161,400	2,041,144
Chiyoda Corp.(a)	760,400	2,244,668
Chofu Seisakusho Co. Ltd.	37,300	639,412
Chudenko Corp.	82,800	1,529,392
Chugoku Bank Ltd. (The)	695,800	5,674,122
Chugoku Electric Power Co. Inc. (The)	1,388,500	10,913,093
Chugoku Marine Paints Ltd.	151,500	1,215,567
Citizen Watch Co. Ltd.	1,288,200	5,514,041
CKD Corp.	240,600	4,441,577
Coca-Cola Bottlers Japan Holdings Inc.	588,900	6,908,008
COLOPL Inc.	296,000	1,629,905
Colowide Co. Ltd.(c)	345,400	4,990,689
Comforia Residential REIT Inc.	2,957	7,914,112

Security	Shares	Value

Japan (continued)
COMSYS Holdings Corp.	538,500	$12,813,178
Comture Corp.	109,500	2,671,727
CONEXIO Corp.	38,500	464,719
Cosmo Energy Holdings Co. Ltd.	265,200	5,331,529
CRE Logistics REIT Inc.	2,614	4,542,025
Create Restaurants Holdings Inc.	571,700	3,664,435
Create SD Holdings Co. Ltd.	122,500	3,306,173
Credit Saison Co. Ltd.	716,600	7,998,904
Curves Holdings Co. Ltd.	246,600	1,505,064
CYBERDYNE Inc.(a)(c)	526,700	1,637,070
Cybozu Inc.	115,600	1,434,012
Daicel Corp.	1,224,200	9,030,176
Dai-Dan Co. Ltd.	26,300	517,436
Daido Steel Co. Ltd.	122,400	4,729,946
Daihen Corp.	93,000	3,323,570
Daiho Corp.	59,700	1,904,404
Daiichi Jitsugyo Co. Ltd.	32,800	1,196,308
Daiichikosho Co. Ltd.	173,000	4,902,146
Daiken Corp.	43,200	796,723
Daiki Aluminium Industry Co. Ltd.	125,000	1,715,056
Daikokutenbussan Co. Ltd.	24,800	973,932
Daio Paper Corp.	402,100	6,542,107
Daiseki Co. Ltd.	207,760	8,322,975
Daishi Hokuetsu Financial Group Inc.	167,300	3,879,256
Daiwa Industries Ltd.	129,600	1,276,138
Daiwa Office Investment Corp.	1,597	10,006,327
Daiwa Securities Living Investments Corp.	8,684	8,497,662
Daiwabo Holdings Co. Ltd.	415,800	5,944,928
DCM Holdings Co. Ltd.	567,700	5,388,045
Demae-Can Co. Ltd.(a)(c)	236,500	1,539,483
DeNA Co. Ltd.	404,400	6,288,476
Denka Co. Ltd.	380,000	13,382,931
Descente Ltd.(a)	155,500	4,845,375
Dexerials Corp.	265,900	7,311,631
DIC Corp.	366,200	9,394,969
Digital Arts Inc.	58,900	3,470,251
Digital Garage Inc.	159,000	5,625,062
Dip Corp.	175,000	5,540,401
Direct Marketing MiX Inc.	87,600	1,079,310
DMG Mori Co. Ltd.	545,100	8,649,537
Doshisha Co. Ltd.	96,100	1,272,601
Doutor Nichires Holdings Co. Ltd.	96,500	1,344,181
Dowa Holdings Co. Ltd.	235,600	10,214,152
DTS Corp.	183,500	3,915,727
Duskin Co. Ltd.	228,300	5,486,423
DyDo Group Holdings Inc.	37,400	1,545,205
Eagle Industry Co. Ltd.	49,700	476,518
Earth Corp.	73,200	3,730,633
Ebara Corp.	457,600	22,427,723
EDION Corp.	376,300	3,511,560
eGuarantee Inc.	167,400	2,754,338
Eiken Chemical Co. Ltd.	144,100	2,160,054
Eizo Corp.	69,300	2,383,546
Elan Corp.	172,300	1,515,541
Elecom Co. Ltd.	217,100	2,627,627
Electric Power Development Co. Ltd.	702,300	9,215,827
EM Systems Co. Ltd.	182,900	1,033,817
en Japan Inc.	144,300	3,477,936
eRex Co. Ltd.	126,000	1,665,224
ES-Con Japan Ltd.	142,600	950,652

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ESPEC Corp.	74,400	$1,321,693
Euglena Co. Ltd.(a)(c)	490,600	3,113,609
Exedy Corp.	137,700	2,021,308
EXEO Group Inc.	487,200	9,901,832
Ezaki Glico Co. Ltd.	227,000	7,359,859
Fancl Corp.	376,100	9,578,687
FCC Co. Ltd.	168,200	2,162,926
Ferrotec Holdings Corp.	198,600	4,955,998
Financial Products Group Co. Ltd.	317,200	1,825,961
Food & Life Companies Ltd.	528,200	15,825,966
FP Corp.	224,100	7,198,097
Freee KK(a)	157,500	6,226,274
Frontier Real Estate Investment Corp.	2,314	9,764,593
Fuji Co. Ltd./Ehime	46,400	766,185
Fuji Corp./Aichi	328,200	7,575,850
Fuji Kyuko Co. Ltd.	105,600	3,790,081
Fuji Media Holdings Inc.	225,100	2,271,072
Fuji Oil Holdings Inc.	226,100	4,574,831
Fuji Seal International Inc.	211,400	3,975,385
Fuji Soft Inc.	112,500	4,713,176
Fujicco Co. Ltd.	36,900	621,431
Fujikura Ltd.(a)	1,125,300	6,084,690
Fujimi Inc.	91,900	5,564,103
Fujimori Kogyo Co. Ltd.	68,200	2,424,209
Fujio Food Group Inc.(a)	82,000	928,630
Fujitec Co. Ltd.	305,200	7,259,024
Fujitsu General Ltd.	291,500	5,915,405
Fujiya Co. Ltd.	28,700	568,189
Fukui Computer Holdings Inc.	38,400	1,001,320
Fukuoka Financial Group Inc.	808,000	15,868,429
Fukuoka REIT Corp.	3,039	4,273,201
Fukushima Galilei Co. Ltd.	36,100	1,325,663
Fukuyama Transporting Co. Ltd.	130,100	4,094,813
Fullcast Holdings Co. Ltd.	94,600	1,779,971
Funai Soken Holdings Inc.	186,060	3,856,022
Furukawa Co. Ltd.	193,400	2,164,910
Furukawa Electric Co. Ltd.	324,400	6,672,717
Fuso Chemical Co. Ltd.	80,500	3,149,477
Future Corp.	201,400	2,583,917
Fuyo General Lease Co. Ltd.	84,100	5,578,241
G-7 Holdings Inc.	97,500	1,177,657
Gakken Holdings Co. Ltd.	119,600	1,093,704
Genky DrugStores Co. Ltd.	33,900	1,063,793
Geo Holdings Corp.	143,600	1,418,459
giftee Inc.(a)(c)	63,300	672,487
Giken Ltd.	81,100	2,767,913
Global One Real Estate Investment Corp.	5,088	5,012,639
GLOBERIDE Inc.	74,600	1,795,588
Glory Ltd.	237,100	4,458,592
GMO Financial Gate Inc.	6,000	787,997
GMO Financial Holdings Inc.	174,600	1,307,180
GMO GlobalSign Holdings KK(c)	23,400	684,268
GMO internet Inc.	317,600	6,795,245
GNI Group Ltd.(a)(c)	212,497	1,939,649
Goldcrest Co. Ltd.	74,100	1,161,723
Goldwin Inc.	114,600	5,948,433
Gree Inc.(c)	540,500	4,106,247
GS Yuasa Corp.	319,500	6,835,333
G-Tekt Corp.	43,400	521,917
GungHo Online Entertainment Inc.(a)	229,230	4,813,679

Security	Shares	Value

Japan (continued)
Gunma Bank Ltd. (The)	1,638,600	$5,383,890
Gunze Ltd.	80,700	2,805,526
H.U. Group Holdings Inc.	251,700	6,392,651
H2O Retailing Corp.	421,000	2,912,573
Hachijuni Bank Ltd. (The)	1,713,500	6,327,237
Halows Co. Ltd.	28,500	684,829
Hamakyorex Co. Ltd.	38,200	949,133
Hankyu Hanshin REIT Inc.	2,924	3,787,115
Hanwa Co. Ltd.	171,700	4,715,284
Harmonic Drive Systems Inc.	232,500	9,196,001
Haseko Corp.	1,220,700	15,499,910
Hazama Ando Corp.	870,400	6,660,373
HEALIOS K.K.(a)(c)	105,100	955,366
Heiwa Corp.	266,700	4,265,066
Heiwa Real Estate Co. Ltd.	159,200	5,438,304
Heiwa Real Estate REIT Inc.	4,263	5,244,078
Heiwado Co. Ltd.	119,800	2,018,423
Hennge KK(a)(c)	62,200	691,752
Hiday Hidaka Corp.	120,800	1,746,667
Hioki E.E. Corp.	43,200	2,509,777
Hirata Corp.	38,000	1,915,601
Hirogin Holdings Inc.	1,329,000	7,747,070
HIS Co. Ltd.(a)(c)	196,100	3,248,345
Hisamitsu Pharmaceutical Co. Inc.	244,100	7,437,202
Hitachi Transport System Ltd.	152,500	6,991,819
Hitachi Zosen Corp.	779,200	5,187,763
Hogy Medical Co. Ltd.	114,900	3,090,168
Hokkaido Electric Power Co. Inc.	812,800	3,545,772
Hokkoku Financial Holdings Inc.	100,600	2,588,326
Hokuetsu Corp.	591,200	3,921,523
Hokuhoku Financial Group Inc.	568,300	4,478,269
Hokuriku Electric Power Co.	815,600	4,024,778
Hokuto Corp.	82,800	1,403,722
Horiba Ltd.	164,900	8,875,934
Hoshino Resorts REIT Inc.	936	5,288,942
Hosiden Corp.	258,600	2,580,616
Hosokawa Micron Corp.	42,000	1,067,383
House Foods Group Inc.	294,500	7,567,877
Hulic Reit Inc.	5,816	8,349,002
Hyakugo Bank Ltd. (The)	1,548,600	4,780,236
Ichibanya Co. Ltd.	70,300	2,818,727
Ichigo Inc.	1,186,100	2,916,532
Ichigo Office REIT Investment Corp.	6,008	4,289,887
Ichikoh Industries Ltd.	126,100	555,003
Idec Corp./Japan	131,200	2,794,906
IDOM Inc.	280,200	1,615,777
IHI Corp.	625,700	12,634,879
Iino Kaiun Kaisha Ltd.	639,200	3,000,057
Inaba Denki Sangyo Co. Ltd.	214,400	4,968,540
Inabata & Co. Ltd.	201,700	3,039,272
Inageya Co. Ltd.	99,000	1,207,742
Industrial & Infrastructure Fund Investment Corp.	8,947	14,966,089
Infocom Corp.	114,800	1,829,392
Infomart Corp.	930,200	5,406,303
Information Services International-Dentsu Ltd.	109,800	3,423,119
INFRONEER Holdings Inc.	1,067,428	9,836,177
Insource Co. Ltd.	107,900	1,725,211
Internet Initiative Japan Inc.	245,800	8,140,429
Invincible Investment Corp.	29,095	9,165,231
IR Japan Holdings Ltd.	44,000	1,959,471

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Iriso Electronics Co. Ltd.	99,200	$4,027,904
Isetan Mitsukoshi Holdings Ltd.	1,602,300	12,595,468
Itochu Advance Logistics Investment Corp.	2,656	3,622,932
Itochu Enex Co. Ltd.	160,600	1,402,973
Itochu-Shokuhin Co. Ltd.	23,200	982,937
Itoham Yonekyu Holdings Inc.	710,300	4,167,397
Iwatani Corp.	222,300	10,480,039
Iyo Bank Ltd. (The)	1,091,300	5,664,564
Izumi Co. Ltd.	159,700	4,417,566
J Front Retailing Co. Ltd.	1,157,200	10,381,572
JAC Recruitment Co. Ltd.	70,100	1,218,780
Jaccs Co. Ltd.	115,300	3,119,845
JAFCO Group Co. Ltd.	399,300	6,375,931
Japan Airport Terminal Co. Ltd.(a)	288,300	12,491,568
Japan Aviation Electronics Industry Ltd.	225,800	3,608,753
Japan Display Inc.(a)	2,747,700	883,428
Japan Elevator Service Holdings Co. Ltd.	276,900	3,989,066
Japan Excellent Inc.	5,884	6,766,924
Japan Hotel REIT Investment Corp.	21,302	10,384,960
Japan Lifeline Co. Ltd.	288,400	2,524,745
Japan Logistics Fund Inc.	3,862	10,704,811
Japan Material Co. Ltd.	302,900	4,427,159
Japan Medical Dynamic Marketing Inc.	81,700	1,067,706
Japan Petroleum Exploration Co. Ltd.	160,200	3,828,779
Japan Prime Realty Investment Corp.	3,884	12,688,029
Japan Pulp & Paper Co. Ltd.	45,100	1,570,739
Japan Securities Finance Co. Ltd.	436,900	3,550,862
Japan Steel Works Ltd. (The)	288,900	9,604,328
Japan Wool Textile Co. Ltd. (The)	134,700	1,030,935
JCR Pharmaceuticals Co. Ltd.	314,000	5,530,556
JCU Corp.	92,100	3,998,193
JDC Corp.	168,700	780,112
Jeol Ltd.	177,900	9,699,527
JGC Holdings Corp.	1,061,800	10,433,528
JIG-SAW Inc.(a)(c)	23,000	1,016,342
JINS Holdings Inc.	67,300	4,160,499
JM Holdings Co. Ltd.	57,100	808,144
JMDC Inc.(a)	121,700	5,648,148
J-Oil Mills Inc.	34,100	504,218
Joshin Denki Co. Ltd.	57,700	1,051,539
Joyful Honda Co. Ltd.	263,500	3,508,280
JSP Corp.	15,900	223,177
JTEKT Corp.	980,200	8,526,469
JTOWER Inc.(a)	43,200	1,979,487
Juroku Financial Group Inc.	189,500	3,767,935
Justsystems Corp.	159,200	6,890,525
Kadokawa Corp.	436,934	9,072,559
Kaga Electronics Co. Ltd.	67,000	1,735,882
Kagome Co. Ltd.	365,900	9,521,219
Kaken Pharmaceutical Co. Ltd.	138,500	4,952,532
Kameda Seika Co. Ltd.	59,800	2,172,287
Kamigumi Co. Ltd.	490,100	9,470,440
Kanamoto Co. Ltd.	140,200	2,726,120
Kandenko Co. Ltd.	475,400	3,537,254
Kaneka Corp.	223,200	7,270,723
Kanematsu Corp.	369,500	4,019,563
Kanematsu Electronics Ltd.	30,900	1,019,379
Kanto Denka Kogyo Co. Ltd.	152,000	1,455,511
Kappa Create Co. Ltd.(a)(c)	122,000	1,431,938
Katakura Industries Co. Ltd.(c)	47,600	945,554

Security	Shares	Value

Japan (continued)
Katitas Co. Ltd.	241,600	$7,369,050
Kato Sangyo Co. Ltd.	66,200	1,895,290
Kawasaki Heavy Industries Ltd.	680,600	13,189,038
Kawasaki Kisen Kaisha Ltd.(a)	225,400	14,048,924
KeePer Technical Laboratory Co. Ltd.	72,300	1,192,872
Keihan Holdings Co. Ltd.	457,700	10,613,602
Keihanshin Building Co. Ltd.	133,200	1,541,780
Keikyu Corp.	1,045,400	10,699,465
Keiyo Bank Ltd. (The)	891,800	3,718,578
Keiyo Co. Ltd.	118,000	885,080
Kenedix Office Investment Corp.	2,034	12,350,057
Kenedix Residential Next Investment Corp.	4,523	7,884,893
Kenedix Retail REIT Corp.	2,779	6,504,811
Kewpie Corp.	511,000	10,541,734
KFC Holdings Japan Ltd.	78,000	1,953,587
KH Neochem Co. Ltd.	160,100	4,106,823
Kinden Corp.	627,400	8,968,129
Kintetsu Department Store Co. Ltd.(a)	29,700	686,607
Kintetsu World Express Inc.	172,900	4,301,497
Kisoji Co. Ltd.(c)	80,400	1,534,998
Kissei Pharmaceutical Co. Ltd.	95,700	1,932,352
Ki-Star Real Estate Co. Ltd.	41,600	2,545,554
Kitanotatsujin Corp.	331,000	641,714
Kitz Corp.	291,300	1,693,516
Kiyo Bank Ltd. (The)	366,400	4,581,970
Koa Corp.	150,300	1,912,987
Kobe Steel Ltd.	1,613,500	7,701,901
Kohnan Shoji Co. Ltd.	116,500	3,454,760
Kokuyo Co. Ltd.	407,400	5,939,353
KOMEDA Holdings Co. Ltd.	229,700	4,251,823
Komeri Co. Ltd.	143,300	3,341,110
Konica Minolta Inc.	2,152,600	9,074,092
Konishi Co. Ltd.	265,300	3,782,913
Konoike Transport Co. Ltd.	38,500	394,429
Koshidaka Holdings Co. Ltd.	188,900	1,025,651
Kotobuki Spirits Co. Ltd.	90,000	3,659,948
K’s Holdings Corp.	797,940	7,852,273
Kumagai Gumi Co. Ltd.	175,800	4,481,094
Kumiai Chemical Industry Co. Ltd.	381,400	2,636,212
Kura Sushi Inc.(c)	100,600	3,026,412
Kuraray Co. Ltd.	1,444,900	12,980,748
Kureha Corp.	75,500	5,636,515
Kusuri no Aoki Holdings Co. Ltd.	76,400	4,557,498
KYB Corp.	85,000	2,212,811
Kyoei Steel Ltd.	85,500	1,161,993
Kyokuto Kaihatsu Kogyo Co. Ltd.	90,300	1,150,295
KYORIN Holdings Inc.	197,800	3,142,096
Kyoritsu Maintenance Co. Ltd.	139,000	4,972,451
Kyudenko Corp.	205,100	5,245,957
Kyushu Electric Power Co. Inc.	1,917,300	14,206,771
Kyushu Financial Group Inc.	1,690,500	6,531,834
Kyushu Railway Co.	640,500	13,380,372
LaSalle Logiport REIT	8,570	13,709,254
Leopalace21 Corp.(a)	862,000	1,265,065
Life Corp.	73,500	1,975,025
Lifenet Insurance Co.(a)	234,400	1,323,087
Link And Motivation Inc.	153,300	606,823
Lintec Corp.	205,000	4,761,721
LITALICO Inc.	88,500	2,208,646
M&A Capital Partners Co. Ltd.(a)	71,900	3,096,267

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mabuchi Motor Co. Ltd.	228,100	$7,181,646
Macnica Fuji Electronics Holdings Inc.	225,150	4,981,440
Maeda Kosen Co. Ltd.	105,200	3,141,449
Makino Milling Machine Co. Ltd.	113,500	3,920,883
Makuake Inc.(a)(c)	25,400	499,123
Mandom Corp.	180,200	2,160,745
Mani Inc.	360,700	5,211,924
Maruha Nichiro Corp.	192,900	4,121,482
Marui Group Co. Ltd.	901,200	17,387,579
Maruichi Steel Tube Ltd.	270,100	6,016,711
Maruwa Co. Ltd./Aichi	41,000	5,394,441
Maruwa Unyu Kikan Co. Ltd.	186,900	2,133,213
Maruzen Showa Unyu Co. Ltd.	29,400	816,095
Matsuda Sangyo Co. Ltd.	52,700	1,081,004
Matsui Securities Co. Ltd.	572,900	4,006,587
MatsukiyoCocokara & Co.	514,540	17,611,682
Matsuya Co. Ltd.(a)	182,400	1,132,945
Matsuyafoods Holdings Co. Ltd.	38,400	1,191,925
Max Co. Ltd.	111,600	1,779,582
Maxell Ltd.	242,300	2,598,842
Maxvalu Tokai Co. Ltd.	43,100	1,030,038
MCJ Co. Ltd.	333,000	2,858,852
Mebuki Financial Group Inc.	4,720,500	10,530,356
Media Do Co. Ltd.	38,100	846,523
Medical Data Vision Co. Ltd.	126,400	1,118,936
Medley Inc.(a)	100,200	1,736,774
MedPeer Inc.(a)	65,500	1,655,869
Megachips Corp.	79,200	2,887,209
Megmilk Snow Brand Co. Ltd.	218,800	3,897,418
Meidensha Corp.	168,000	3,560,574
Meiko Electronics Co. Ltd.	97,400	3,363,471
Meitec Corp.	119,000	6,971,569
Melco Holdings Inc.	21,000	666,189
Menicon Co. Ltd.	273,400	6,066,954
METAWATER Co. Ltd.	116,400	2,064,559
Micronics Japan Co. Ltd.	155,100	2,139,714
Midac Holdings Co. Ltd.	38,300	898,464
Mie Kotsu Group Holdings Inc.	71,800	291,575
Milbon Co. Ltd.	119,600	5,646,825
Mimasu Semiconductor Industry Co. Ltd.	79,500	1,708,309
Mirai Corp.	7,963	3,347,055
Mirait Holdings Corp.	441,600	7,331,377
Miroku Jyoho Service Co. Ltd.	73,300	767,080
Mitani Sekisan Co. Ltd.	58,700	3,304,523
Mitsubishi Estate Logistics REIT Investment Corp.	1,784	7,009,277
Mitsubishi Logisnext Co. Ltd.	121,400	1,054,526
Mitsubishi Logistics Corp.	248,900	6,008,096
Mitsubishi Materials Corp.	535,600	9,554,309
Mitsubishi Motors Corp.(a)	3,230,100	9,222,606
Mitsubishi Pencil Co. Ltd.	91,800	957,959
Mitsubishi Research Institute Inc.	33,700	1,096,036
Mitsubishi Shokuhin Co. Ltd.	46,500	1,141,199
Mitsuboshi Belting Ltd.	43,500	802,118
Mitsui DM Sugar Holdings Co. Ltd.	25,200	433,602
Mitsui Fudosan Logistics Park Inc.	2,458	12,089,225
Mitsui High-Tec Inc.	94,500	6,993,976
Mitsui Mining & Smelting Co. Ltd.	272,300	7,700,080
Mitsui OSK Lines Ltd.	518,900	40,184,886
Mitsui-Soko Holdings Co. Ltd.	65,400	1,362,319
Mitsuuroko Group Holdings Co. Ltd.	118,300	1,066,308

Security	Shares	Value

Japan (continued)
Mixi Inc.	203,700	$3,770,946
Mizuho Leasing Co. Ltd.	131,400	3,670,048
Mizuno Corp.	179,800	3,461,679
Mochida Pharmaceutical Co. Ltd.	93,100	2,895,823
Modec Inc.	87,500	877,420
Monex Group Inc.	756,370	3,834,694
Money Forward Inc.(a)(c)	203,100	9,242,309
Monogatari Corp. (The)	46,900	2,548,743
Mori Hills REIT Investment Corp.	7,298	8,941,762
Mori Trust Hotel Reit Inc.	1,197	1,230,839
Mori Trust Sogo REIT Inc.	4,855	5,881,496
Morinaga & Co. Ltd./Japan	183,600	5,851,485
Morinaga Milk Industry Co. Ltd.	180,600	8,755,863
Morita Holdings Corp.	82,100	909,891
MOS Food Services Inc.	157,000	4,134,576
Musashi Seimitsu Industry Co. Ltd.	214,900	3,237,201
Musashino Bank Ltd. (The)	185,500	2,982,656
Nabtesco Corp.	520,600	16,273,417
Nachi-Fujikoshi Corp.	75,700	2,828,294
Nafco Co. Ltd.	71,800	1,048,557
Nagaileben Co. Ltd.	50,500	922,600
Nagase & Co. Ltd.	510,300	8,150,865
Nagawa Co. Ltd.(c)	35,100	2,968,168
Nagoya Railroad Co. Ltd.(a)	895,200	14,136,126
Nakanishi Inc.	349,100	6,190,062
Nankai Electric Railway Co. Ltd.	488,300	9,694,596
Nanto Bank Ltd. (The)	162,300	2,744,812
NEC Networks & System Integration Corp.	320,800	4,629,229
NET One Systems Co. Ltd.	412,200	9,784,311
Nextage Co. Ltd.	208,800	5,243,408
NGK Spark Plug Co. Ltd.	731,500	12,435,439
NH Foods Ltd.	393,600	15,178,854
NHK Spring Co. Ltd.	932,400	7,307,746
Nichias Corp.	277,400	6,297,218
Nichicon Corp.	233,600	2,447,594
Nichiden Corp.	23,000	440,290
Nichiha Corp.	121,300	2,998,716
Nichi-Iko Pharmaceutical Co. Ltd.	240,500	1,535,549
Nichirei Corp.	538,100	12,382,425
Nifco Inc./Japan	385,900	11,233,952
Nihon Chouzai Co. Ltd.	31,800	368,903
Nihon Kohden Corp.	383,900	10,182,181
Nihon Parkerizing Co. Ltd.	554,700	5,028,224
Nihon Unisys Ltd.	342,300	9,005,164
Nikkiso Co. Ltd.	240,300	1,773,058
Nikkon Holdings Co. Ltd.	310,800	5,854,860
Nikon Corp.	1,447,800	15,110,638
Nippn Corp., New	192,700	2,826,818
Nippon Accommodations Fund Inc.	2,156	11,653,041
Nippon Carbon Co. Ltd.	43,400	1,510,441
Nippon Ceramic Co. Ltd.	89,200	1,907,738
Nippon Densetsu Kogyo Co. Ltd.	118,900	1,544,550
Nippon Electric Glass Co. Ltd.	385,200	9,622,419
Nippon Gas Co. Ltd.	515,400	7,212,596
Nippon Kanzai Co. Ltd.	89,200	2,191,472
Nippon Kayaku Co. Ltd.	662,200	6,583,929
Nippon Koei Co. Ltd.	38,400	997,142
Nippon Light Metal Holdings Co. Ltd.	274,690	4,209,273
Nippon Paper Industries Co. Ltd.	475,600	4,819,141
Nippon Parking Development Co. Ltd.	1,907,700	2,250,185

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
NIPPON REIT Investment Corp.	2,155	$7,261,395
Nippon Road Co. Ltd. (The)	14,200	1,034,533
Nippon Seiki Co. Ltd.	217,700	1,944,611
Nippon Sheet Glass Co. Ltd.(a)	436,000	1,916,735
Nippon Shokubai Co. Ltd.	124,700	5,872,404
Nippon Signal Company Ltd.	186,800	1,455,378
Nippon Soda Co. Ltd.	95,200	2,724,188
Nippon Steel Trading Corp.	78,900	3,561,303
Nippon Suisan Kaisha Ltd.	1,367,300	6,406,324
Nippon Television Holdings Inc.	236,200	2,466,729
Nipro Corp.	666,300	6,181,049
Nishimatsu Construction Co. Ltd.	162,800	5,407,224
Nishimatsuya Chain Co. Ltd.	194,700	2,483,101
Nishi-Nippon Financial Holdings Inc.	575,400	4,075,576
Nishi-Nippon Railroad Co. Ltd.	289,100	6,466,189
Nishio Rent All Co. Ltd.	113,700	2,785,532
Nissan Shatai Co. Ltd.	392,400	2,358,492
Nissei ASB Machine Co. Ltd.	33,800	911,680
Nissha Co. Ltd.	192,100	2,445,695
Nisshin Oillio Group Ltd. (The)	162,200	4,247,044
Nisshinbo Holdings Inc.	686,700	5,720,450
Nissin Electric Co. Ltd.	260,800	3,289,941
Nitta Corp.	60,700	1,487,426
Nittetsu Mining Co. Ltd.	19,100	1,068,589
Nitto Boseki Co. Ltd.	113,300	2,703,825
Nitto Kogyo Corp.	162,300	2,183,378
Nittoku Co. Ltd.(c)	66,600	1,761,880
Noevir Holdings Co. Ltd.	83,200	3,768,340
NOF Corp.	326,200	14,936,744
Nohmi Bosai Ltd.	86,900	1,598,738
Nojima Corp.	154,400	3,113,708
NOK Corp.	409,400	4,377,272
Nomura Co. Ltd.	407,200	3,260,786
Noritake Co. Ltd./Nagoya Japan	21,300	852,369
Noritsu Koki Co. Ltd.	91,100	1,636,617
Noritz Corp.	118,100	1,736,773
North Pacific Bank Ltd.	1,520,600	3,322,756
NS Solutions Corp.	157,700	4,484,720
NS United Kaiun Kaisha Ltd.	48,200	1,282,447
NSD Co. Ltd.	335,380	5,728,245
NSK Ltd.	1,843,800	12,576,617
NTN Corp.(a)	1,934,000	3,900,641
NTT UD REIT Investment Corp.	5,978	8,039,841
Obara Group Inc.	66,400	1,924,409
OBIC Business Consultants Co. Ltd.	145,400	5,483,377
Ogaki Kyoritsu Bank Ltd. (The)	199,300	3,518,007
Ohsho Food Service Corp.	39,100	2,017,996
Oiles Corp.	41,300	578,288
Oisix ra daichi Inc.(a)	120,500	2,511,369
Okamoto Industries Inc.	33,100	1,169,048
Okamura Corp.	254,600	2,691,659
Okasan Securities Group Inc.	820,600	2,738,648
Oki Electric Industry Co. Ltd.	397,900	3,043,705
Okinawa Cellular Telephone Co.	60,900	2,653,231
Okinawa Electric Power Co. Inc. (The)	233,877	2,856,732
Okinawa Financial Group Inc., NVS	53,900	1,041,686
OKUMA Corp.	111,100	4,846,554
Okumura Corp.	149,300	4,262,407
One REIT Inc.	988	2,563,241
Onward Holdings Co. Ltd.	443,300	1,111,055

Security	Shares	Value

Japan (continued)
Open Door Inc.(a)	54,800	$734,435
Optex Group Co. Ltd.	167,000	2,226,255
Optim Corp.(a)(c)	79,600	674,843
Optorun Co. Ltd.	130,100	2,660,902
Organo Corp.	30,200	2,208,483
Orient Corp.	2,496,700	2,668,403
Oro Co. Ltd.	31,900	662,067
Osaka Organic Chemical Industry Ltd.	69,500	1,913,292
Osaka Soda Co. Ltd.	57,200	1,518,269
OSG Corp.	403,800	7,109,006
Outsourcing Inc.	551,000	6,382,840
Pacific Industrial Co. Ltd.	126,500	1,207,523
Pack Corp. (The)	37,000	866,253
PAL GROUP Holdings Co. Ltd.	80,000	1,166,088
Paltac Corp.	133,700	5,124,344
Paramount Bed Holdings Co. Ltd.	175,600	2,922,115
Park24 Co. Ltd.(a)	524,300	7,931,202
Pasona Group Inc.	107,600	2,379,422
Penta-Ocean Construction Co. Ltd.	1,317,200	7,314,714
PeptiDream Inc.(a)	469,800	8,434,207
Pharma Foods International Co. Ltd.(c)	104,100	1,478,414
Pigeon Corp.	557,000	10,856,861
Pilot Corp.	137,800	4,908,069
Piolax Inc.	63,800	968,773
PKSHA Technology Inc.(a)	73,300	1,265,966
Plaid Inc.(a)(c)	73,700	796,704
Plenus Co. Ltd.	112,800	1,926,851
Plus Alpha Consulting Co. Ltd., NVS	57,500	1,116,114
Premier Anti-Aging Co. Ltd.(a)(c)	14,700	923,315
Pressance Corp.	105,200	1,922,377
Prestige International Inc.	460,900	2,929,536
Prima Meat Packers Ltd.	130,600	2,868,351
Proto Corp.	264,400	3,069,482
Qol Holdings Co. Ltd.	164,800	1,919,788
Raito Kogyo Co. Ltd.	254,100	4,147,912
Raiznext Corp.	233,300	2,345,080
Raksul Inc.(a)	109,500	3,574,076
Rakus Co. Ltd.	348,700	7,024,406
Relia Inc.	212,600	1,796,933
Relo Group Inc.	552,500	9,970,722
Rengo Co. Ltd.	857,800	6,401,038
RENOVA Inc.(a)	169,300	2,406,809
Resorttrust Inc.	385,900	6,178,123
Restar Holdings Corp.	77,800	1,323,732
Retail Partners Co. Ltd.	92,100	950,670
Ricoh Leasing Co. Ltd.	79,900	2,593,396
Riken Keiki Co. Ltd.	37,200	1,779,782
Riken Vitamin Co. Ltd.	68,400	1,011,642
Ringer Hut Co. Ltd.(a)	181,900	3,485,688
Riso Kagaku Corp.	102,000	1,829,453
Riso Kyoiku Co. Ltd.	547,400	1,947,986
Rohto Pharmaceutical Co. Ltd.	452,500	12,496,367
Roland Corp.	61,800	2,357,404
Rorze Corp.	50,500	4,771,921
Round One Corp.	270,500	3,300,274
Royal Holdings Co. Ltd.(a)	128,900	2,010,882
RS Technologies Co. Ltd.	33,300	1,689,398
Ryosan Co. Ltd.	123,600	2,449,091
Ryoyo Electro Corp.(c)	64,600	1,222,657
S Foods Inc.	98,200	3,016,441

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Saibu Gas Holdings Co. Ltd.	98,000	$1,867,031
Saizeriya Co. Ltd.	141,900	3,281,327
Sakai Moving Service Co. Ltd.	31,200	1,193,579
Sakata INX Corp.	110,600	931,396
Sakata Seed Corp.	160,000	4,699,571
SAMTY Co. Ltd.	137,300	2,493,743
Samty Residential Investment Corp.	1,311	1,333,522
San-A Co. Ltd.	77,200	2,737,958
San-Ai Oil Co. Ltd.	248,400	2,024,401
SanBio Co. Ltd.(a)(c)	143,800	1,363,505
Sangetsu Corp.	259,600	3,595,143
San-in Godo Bank Ltd. (The)	723,700	4,075,991
Sanken Electric Co. Ltd.	109,300	4,765,202
Sanki Engineering Co. Ltd.	270,700	3,343,984
Sankyo Co. Ltd.	216,100	5,564,086
Sankyu Inc.	264,900	9,583,480
Sanrio Co. Ltd.	233,800	4,534,578
Sansan Inc.(a)	308,100	3,415,463
Sanwa Holdings Corp.	883,700	9,569,645
Sanyo Chemical Industries Ltd.	60,200	2,743,216
Sanyo Denki Co. Ltd.	36,000	1,678,549
Sanyo Special Steel Co. Ltd.	117,700	2,206,571
Sapporo Holdings Ltd.	292,900	5,681,476
Sato Holdings Corp.	119,500	2,107,496
Sawai Group Holdings Co. Ltd.	186,500	7,059,341
SB Technology Corp.	41,900	871,344
SBS Holdings Inc.	89,500	2,760,649
SCREEN Holdings Co. Ltd.	182,500	18,314,955
Sega Sammy Holdings Inc.	833,800	14,000,049
Seibu Holdings Inc.(a)	1,070,800	10,505,206
Seikagaku Corp.	288,800	2,364,112
Seiko Holdings Corp.	124,900	2,335,501
Seino Holdings Co. Ltd.	590,600	5,859,612
Seiren Co. Ltd.	205,800	3,890,999
Sekisui House Reit Inc.	19,687	13,409,144
Sekisui Jushi Corp.	77,000	1,360,357
Senko Group Holdings Co. Ltd.	515,600	4,140,237
Septeni Holdings Co. Ltd.	326,100	1,194,307
Seria Co. Ltd.	217,600	5,475,954
Seven Bank Ltd.	2,737,000	5,784,426
Shibaura Machine Co. Ltd.	100,300	2,888,154
Shibuya Corp.	90,200	1,999,862
SHIFT Inc.(a)	55,000	9,138,307
Shiga Bank Ltd. (The)	211,700	4,124,655
Shikoku Chemicals Corp.	77,000	958,413
Shikoku Electric Power Co. Inc.	767,400	5,334,537
Shima Seiki Manufacturing Ltd.	125,700	1,901,464
Shimamura Co. Ltd.	106,200	9,716,885
Shin Nippon Air Technologies Co. Ltd.	37,500	668,324
Shin-Etsu Polymer Co. Ltd.	178,900	1,714,324
Shinko Electric Industries Co. Ltd.	323,400	14,882,313
Shinmaywa Industries Ltd.	237,000	1,820,644
Shinnihon Corp.	14,900	97,418
Shinsei Bank Ltd.	309,700	5,742,251
Ship Healthcare Holdings Inc.	370,600	8,318,061
Shizuoka Gas Co. Ltd.	164,700	1,437,813
SHO-BOND Holdings Co. Ltd.	197,500	8,648,577
Shochiku Co. Ltd.(a)	42,900	4,441,354
Shoei Co. Ltd.	109,800	4,227,800
Shoei Foods Corp.	38,300	1,324,297

Security	Shares	Value

Japan (continued)
Showa Denko KK	826,800	$17,175,754
Showa Sangyo Co. Ltd.	42,700	1,000,135
Siix Corp.	129,500	1,476,242
Sinko Industries Ltd.	66,500	1,057,904
SKY Perfect JSAT Holdings Inc.	732,400	2,756,528
Skylark Holdings Co. Ltd.	1,092,700	14,277,231
SMS Co. Ltd.	331,500	9,113,803
Snow Peak Inc.	130,900	2,672,035
Sodick Co. Ltd.	224,100	1,562,993
Sojitz Corp.	1,137,120	17,820,683
Solasto Corp.	246,000	2,262,574
Sosei Group Corp.(a)	349,900	4,667,464
SOSiLA Logistics REIT Inc.	2,958	4,140,287
Sotetsu Holdings Inc.(a)	351,400	6,470,551
SPARX Group Co. Ltd.	811,200	1,844,737
S-Pool Inc.	311,400	2,839,041
SRE Holdings Corp.(a)	31,600	1,225,453
Star Asia Investment Corp.	7,240	3,810,145
Star Micronics Co. Ltd.	205,100	2,601,039
Starts Corp. Inc.	137,700	2,998,074
Starts Proceed Investment Corp.	1,075	2,015,046
Strike Co. Ltd.	37,100	1,444,457
Sugi Holdings Co. Ltd.	169,200	9,926,068
Sumitomo Bakelite Co. Ltd.	173,100	8,341,721
Sumitomo Densetsu Co. Ltd.	76,400	1,392,623
Sumitomo Forestry Co. Ltd.	674,900	11,882,017
Sumitomo Heavy Industries Ltd.	526,100	13,816,675
Sumitomo Mitsui Construction Co. Ltd.	762,480	2,881,127
Sumitomo Osaka Cement Co. Ltd.	164,400	5,041,398
Sumitomo Riko Co. Ltd.	49,700	254,226
Sumitomo Rubber Industries Ltd.	815,000	8,480,725
Sumitomo Warehouse Co. Ltd. (The)	384,600	6,906,700
Sun Corp.	61,900	1,029,358
Sun Frontier Fudousan Co. Ltd.	122,200	1,109,177
Sundrug Co. Ltd.	340,700	8,579,466
Suruga Bank Ltd.	778,400	3,357,533
Suzuken Co. Ltd.	322,500	9,571,938
Systena Corp.	1,283,800	3,952,680
T. Hasegawa Co. Ltd.	104,900	2,301,898
Tadano Ltd.	492,800	4,310,359
Taihei Dengyo Kaisha Ltd.	51,000	1,207,112
Taiheiyo Cement Corp.	525,900	10,463,410
Taikisha Ltd.	108,500	2,713,251
Taiyo Holdings Co. Ltd.	169,000	4,985,934
Taiyo Yuden Co. Ltd.	562,400	27,316,438
Takamatsu Construction Group Co. Ltd.	25,800	447,049
Takara Bio Inc.	226,800	4,549,590
Takara Holdings Inc.	666,500	6,464,786
Takara Leben Real Estate Investment Corp.	2,684	2,713,968
Takara Standard Co. Ltd.	82,300	979,820
Takasago International Corp.(c)	25,100	615,447
Takasago Thermal Engineering Co. Ltd.	218,900	3,659,729
Takashimaya Co. Ltd.	689,600	6,548,758
Takeuchi Manufacturing Co. Ltd.	167,100	4,176,596
Taki Chemical Co. Ltd.	20,900	959,275
Takuma Co. Ltd.	295,700	3,781,561
Tama Home Co. Ltd.	71,800	1,462,971
Tamron Co. Ltd.	73,500	1,602,186
Tamura Corp.(c)	347,800	1,976,621
TBS Holdings Inc.	172,400	2,578,312

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
TechMatrix Corp.	178,300	$2,538,547
TechnoPro Holdings Inc.	518,500	13,264,340
Teijin Ltd.	844,600	10,647,646
Teikoku Sen-I Co. Ltd.	83,400	1,453,962
Tenma Corp.	24,600	537,076
T-Gaia Corp.	94,300	1,368,128
THK Co. Ltd.	579,700	14,484,784
TKC Corp.	105,700	2,777,587
TKP Corp.(a)	72,000	770,378
Toa Corp./Tokyo	83,600	1,768,426
Toagosei Co. Ltd.	542,400	5,348,991
TOC Co. Ltd.	537,300	3,345,101
Tocalo Co. Ltd.	247,400	3,006,426
Toda Corp.	1,105,000	7,138,514
Toei Co. Ltd.	25,200	3,741,142
Toenec Corp.	6,700	185,722
Toho Bank Ltd. (The)	955,700	1,777,779
Toho Gas Co. Ltd.	353,100	9,650,489
Toho Holdings Co. Ltd.	248,700	3,888,685
Toho Titanium Co. Ltd.	203,800	1,585,695
Tohoku Electric Power Co. Inc.	2,158,300	15,202,809
Tokai Carbon Co. Ltd.	911,000	9,448,597
Tokai Corp./Gifu	47,200	741,615
TOKAI Holdings Corp.	426,200	3,265,655
Tokai Rika Co. Ltd.	244,100	3,180,005
Tokai Tokyo Financial Holdings Inc.	999,000	3,516,548
Token Corp.	32,300	2,616,367
Tokushu Tokai Paper Co. Ltd.	16,400	591,089
Tokuyama Corp.	285,000	4,536,432
Tokyo Ohka Kogyo Co. Ltd.	150,800	8,932,900
Tokyo Seimitsu Co. Ltd.	178,600	7,575,565
Tokyo Steel Manufacturing Co. Ltd.	414,100	3,964,630
Tokyo Tatemono Co. Ltd.	901,600	13,439,650
Tokyotokeiba Co. Ltd.	76,900	2,819,031
Tokyu Construction Co. Ltd.	450,840	2,767,625
Tokyu Fudosan Holdings Corp.	2,899,500	15,883,983
Tokyu REIT Inc.	4,087	6,603,632
TOMONY Holdings Inc.	1,182,100	3,352,115
Tomy Co. Ltd.	385,100	3,759,587
Topcon Corp.	490,500	6,657,392
Topre Corp.	191,600	2,000,706
Toridoll Holdings Corp.	209,700	4,222,255
Torii Pharmaceutical Co. Ltd.	42,000	1,044,418
Tosei Corp.	135,500	1,240,585
Toshiba TEC Corp.	118,800	4,476,292
Tosho Co. Ltd.	75,600	955,252
Totetsu Kogyo Co. Ltd.	145,500	3,104,954
Towa Pharmaceutical Co. Ltd.	109,100	2,675,958
Toyo Construction Co. Ltd.	564,900	2,815,945
Toyo Gosei Co. Ltd.	25,600	2,733,701
Toyo Ink SC Holdings Co. Ltd.	182,400	3,026,963
Toyo Seikan Group Holdings Ltd.	682,800	8,317,065
Toyo Tanso Co. Ltd.	66,300	1,704,748
Toyo Tire Corp.	511,900	7,237,861
Toyobo Co. Ltd.	368,900	4,151,622
Toyoda Gosei Co. Ltd.	310,500	6,525,813
Toyota Boshoku Corp.	310,200	5,498,427
TPR Co. Ltd.	193,300	2,449,308
Trancom Co. Ltd.	19,400	1,377,519
Transcosmos Inc.	114,700	2,923,272

Security	Shares	Value

Japan (continued)
TRE Holdings Corp.	201,100	$2,537,971
Tri Chemical Laboratories Inc.	122,400	3,311,955
Trusco Nakayama Corp.	220,600	4,694,788
TS Tech Co. Ltd.	421,000	5,547,295
Tsubaki Nakashima Co. Ltd.	204,500	2,534,026
Tsubakimoto Chain Co.	130,400	3,651,849
Tsugami Corp.	199,700	2,317,984
Tsukishima Kikai Co. Ltd.	81,100	772,700
Tsumura & Co.	276,400	7,839,428
TV Asahi Holdings Corp.	89,600	1,165,333
UACJ Corp.(a)	147,694	3,399,869
Ube Industries Ltd.	476,200	8,561,872
Uchida Yoko Co. Ltd.	33,200	1,314,552
Ulvac Inc.	211,100	10,741,096
Union Tool Co.	14,300	463,456
United Arrows Ltd.	101,500	1,639,460
United Super Markets Holdings Inc.	314,300	2,865,712
United Urban Investment Corp.	14,156	16,726,087
Universal Entertainment Corp.(a)	117,600	2,418,025
Usen-Next Holdings Co. Ltd.	73,200	1,539,954
Ushio Inc.	467,400	7,263,590
UT Group Co. Ltd.	126,900	3,636,288
Uzabase Inc.(a)	101,100	955,886
Valor Holdings Co. Ltd.	176,700	3,396,559
ValueCommerce Co. Ltd.	77,200	2,380,250
Vector Inc.	138,200	1,173,884
Vision Inc./Tokyo Japan(a)(c)	138,800	1,210,088
Visional Inc.(a)	61,300	4,502,591
VT Holdings Co. Ltd.	487,400	1,892,350
Wacoal Holdings Corp.	201,100	3,689,255
Wacom Co. Ltd.	724,400	5,261,865
Wakita & Co. Ltd.	82,700	729,701
WDB Holdings Co. Ltd.	19,100	450,004
WealthNavi Inc.(a)(c)	113,600	1,627,936
Weathernews Inc.	25,600	1,745,308
West Holdings Corp.(c)	109,530	3,291,002
World Holdings Co. Ltd.	36,000	727,203
Xebio Holdings Co. Ltd.	193,700	1,518,250
YAMABIKO Corp.	246,100	2,244,428
Yamada Holdings Co. Ltd.	3,241,400	10,939,282
Yamaguchi Financial Group Inc.	949,800	5,893,492
YA-MAN Ltd.(c)	142,500	1,129,989
Yamato Kogyo Co. Ltd.	194,000	5,969,130
Yamazaki Baking Co. Ltd.	580,400	8,298,470
Yamazen Corp.	178,300	1,551,172
Yaoko Co. Ltd.	87,000	5,029,881
Yellow Hat Ltd.	133,000	1,844,045
Yodogawa Steel Works Ltd.	203,400	4,333,374
Yokogawa Bridge Holdings Corp.	172,100	3,214,846
Yokohama Rubber Co. Ltd. (The)	564,600	8,231,072
Yokorei Co. Ltd.	491,000	3,648,656
Yokowo Co. Ltd.	80,100	1,840,032
Yonex Co. Ltd.	258,100	1,610,451
Yoshinoya Holdings Co. Ltd.	314,000	6,488,552
Yuasa Trading Co. Ltd.	44,700	1,131,218
Yukiguni Maitake Co. Ltd.	93,300	947,166
Yurtec Corp.	91,900	547,903
Zenkoku Hosho Co. Ltd.	248,400	11,117,919
Zenrin Co. Ltd.	168,600	1,415,913
Zensho Holdings Co. Ltd.	439,500	10,581,581

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Zeon Corp.	631,900	$7,332,598
ZERIA Pharmaceutical Co. Ltd.	186,700	3,122,116
Zojirushi Corp.	168,200	2,114,147
Zuken Inc.	80,200	2,074,599

		3,893,804,167

Netherlands — 2.7%
Aalberts NV	478,072	29,224,599
Accell Group NV(a)(c)	121,214	7,888,699
AerCap Holdings NV(a)(c)	640,423	40,346,649
Alfen Beheer BV(a)(c)(d)	99,933	7,452,182
AMG Advanced Metallurgical Group NV	149,378	5,140,894
Arcadis NV	348,346	15,248,870
ASR Nederland NV	652,995	30,361,397
B&S Group Sarl(d)	156,862	1,267,704
Basic-Fit NV(a)(c)(d)	238,039	11,356,205
BE Semiconductor Industries NV	319,791	26,813,949
Boskalis Westminster	375,568	10,632,294
Brunel International NV	130,029	1,597,785
Cementir Holding NV	160,585	1,415,832
CM.Com NV(a)(c)	58,146	1,584,213
Corbion NV	284,199	11,866,291
COSMO Pharmaceuticals NV(a)	41,051	2,545,038
Eurocommercial Properties NV	203,304	4,916,382
Fastned BV(a)(c)	21,387	1,125,999
Flow Traders(d)	156,878	6,084,552
ForFarmers NV(c)	159,647	726,211
Fugro NV(a)	479,086	3,830,979
Intertrust NV(a)(d)	436,305	9,484,598
Iveco Group NV, NVS(a)	988,684	10,518,683
Koninklijke BAM Groep NV(a)	1,292,545	4,315,755
Koninklijke Vopak NV	331,061	11,358,994
Meltwater Holding BV(a)(c)	705,036	1,844,353
MFE-MediaForEurope NV(a)	1,402,945	1,163,191
MFE-MediaForEurope NV	1,402,825	1,790,052
NSI NV	105,188	4,361,826
OCI NV(a)	457,134	12,510,794
Pharming Group NV(a)(c)	3,106,627	2,854,394
PostNL NV	2,306,344	9,879,731
Rhi Magnesita NV	136,336	6,288,443
SBM Offshore NV	711,083	11,253,815
Shop Apotheke Europe NV(a)(d)	65,131	8,467,803
SIF Holding NV	45,173	542,827
Signify NV(d)	615,684	32,612,112
Sligro Food Group NV(a)	116,759	2,978,584
SNS REAAL NV(a)(b)(c)	287,474	3
Technip Energies NV(a)	501,432	7,672,661
TKH Group NV	194,820	11,241,893
TomTom NV(a)(c)	323,543	3,091,918
Van Lanschot Kempen NV	141,319	3,559,984
Vastned Retail NV	63,974	1,790,773
Wereldhave NV	165,096	2,536,587

		383,546,498

New Zealand — 0.9%
a2 Milk Co. Ltd. (The)(a)(c)	3,553,170	13,102,331
Air New Zealand Ltd.(a)(c)	2,661,500	2,521,824
Argosy Property Ltd.	3,954,306	3,890,538
Chorus Ltd.	2,210,281	10,121,267
Contact Energy Ltd.	3,680,426	19,078,361
Fletcher Building Ltd.	3,680,143	15,651,925

Security	Shares	Value

New Zealand (continued)
Genesis Energy Ltd.	2,153,323	$3,783,087
Goodman Property Trust	5,188,528	8,486,464
Infratil Ltd.	3,453,414	17,234,675
Kiwi Property Group Ltd.	10,031,996	7,515,074
Oceania Healthcare Ltd.	2,892,245	2,255,018
Precinct Properties New Zealand Ltd.	5,102,870	5,421,646
Pushpay Holdings Ltd.(a)	4,561,533	3,272,955
SKYCITY Entertainment Group Ltd.	3,741,953	6,721,819
Summerset Group Holdings Ltd.	1,042,438	8,402,333
Synlait Milk Ltd.(a)(c)	456,193	948,962
Z Energy Ltd.	2,507,015	5,856,136

		134,264,415

Norway — 2.4%
Aker ASA, Class A	123,923	10,600,862
Aker Carbon Capture ASA(a)	1,313,387	2,932,177
Aker Horizons Holding AS(a)(c)	531,408	1,193,839
Aker Solutions ASA(a)	1,161,706	3,038,710
Atea ASA(a)	389,046	6,588,759
Atlantic Sapphire ASA(a)(c)	284,405	1,180,650
Austevoll Seafood ASA	432,293	5,725,286
Bakkafrost P/F	241,259	16,632,036
Bonheur ASA	90,295	3,161,281
Borregaard ASA	462,755	10,884,083
BW Energy Ltd.(a)	363,041	941,459
BW LPG Ltd.(d)	365,057	1,969,257
BW Offshore Ltd.	414,057	1,266,596
Crayon Group Holding ASA(a)(d)	249,355	4,819,984
DNO ASA	1,961,463	2,879,970
Elkem ASA(d)	1,369,217	4,994,115
Elopak ASA, NVS(a)	579,013	1,469,908
Entra ASA(d)	299,809	6,590,135
Europris ASA(d)	735,086	5,490,464
Fjordkraft Holding ASA(d)	475,372	2,026,936
Flex LNG Ltd.	143,792	2,841,015
Frontline Ltd./Bermuda(a)	463,336	3,050,125
Golden Ocean Group Ltd.	621,614	5,663,427
Grieg Seafood ASA(a)	251,426	2,599,420
Hafnia Ltd.(a)(c)	481,795	880,817
Hexagon Composites ASA(a)	540,091	1,665,264
Hexagon Purus ASA(a)(c)	269,668	527,818
Kahoot! ASA(a)(c)	1,250,127	5,019,215
Kongsberg Gruppen ASA	429,034	13,002,340
Leroy Seafood Group ASA	1,425,144	11,879,380
LINK Mobility Group Holding ASA(a)	827,503	1,270,336
MPC Container Ships AS, NVS(a)	1,273,196	4,322,793
NEL ASA(a)(c)	7,004,543	9,510,423
Nordic Semiconductor ASA(a)	832,014	24,652,504
Norway Royal Salmon ASA	59,740	1,296,359
Norwegian Air Shuttle ASA(a)(c)	2,877,137	3,920,801
Nykode Therapeutics AS(a)	629,367	3,991,039
Pexip Holding ASA(a)(c)	361,795	1,392,085
Protector Forsikring ASA	351,517	4,682,238
Quantafuel ASA(a)(c)	616,089	1,441,945
REC Silicon ASA(a)(c)	1,456,811	2,558,042
Salmar ASA	283,349	19,319,652
Sbanken ASA(d)	266,215	2,813,606
Scatec ASA(d)	573,884	8,476,279
Selvaag Bolig ASA	328,017	1,930,583
SpareBank 1 Nord Norge	389,013	4,898,747
Sparebank 1 Oestlandet	115,723	1,921,543

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
SpareBank 1 SMN	707,994	$11,725,066
SpareBank 1 SR-Bank ASA	845,261	12,630,246
Stolt-Nielsen Ltd.	214,967	3,892,545
Storebrand ASA	2,240,300	23,884,678
TGS ASA	540,563	5,820,458
Tomra Systems ASA	569,856	28,489,996
Veidekke ASA	514,966	7,697,268
Volue ASA(a)(c)	235,690	1,404,494
Wallenius Wilhelmsen ASA(a)	513,761	2,775,026
XXL ASA(d)	637,494	993,441

		339,227,521

Portugal — 0.2%
Altri SGPS SA	380,435	2,433,207
Banco Comercial Portugues SA, Class R(a)	39,727,202	6,751,011
Corticeira Amorim SGPS SA	123,384	1,418,980
CTT-Correios de Portugal SA	562,343	2,747,168
Navigator Co. SA (The)	1,109,626	4,186,100
NOS SGPS SA	1,002,005	3,944,463
REN - Redes Energeticas Nacionais SGPS SA	1,924,751	5,487,870
Semapa-Sociedade de Investimento e Gestao	77,927	1,044,598
Sonae SGPS SA	4,499,200	5,169,585

		33,182,982

Singapore — 2.0%
AEM Holdings Ltd.	1,250,200	4,203,119
AIMS APAC REIT(c)	2,449,600	2,525,125
ARA LOGOS Logistics Trust	5,974,182	3,654,897
Ascendas India Trust(c)	3,984,300	3,845,198
Ascott Residence Trust	8,799,796	6,667,555
Best World International Ltd.(a)(b)(c)	1,890,600	721,407
CapitaLand China Trust	4,882,034	4,279,216
CDL Hospitality Trusts	4,326,700	3,640,881
China Aviation Oil Singapore Corp. Ltd.	568,100	393,185
ComfortDelGro Corp. Ltd.	10,055,800	10,153,652
COSCO Shipping International Singapore Co. Ltd.(a)(c)	6,381,900	1,186,940
Cromwell European Real Estate Investment Trust	1,314,360	3,425,754
Eagle Hospitality Trust(a)(b)(c)	2,020,200	20
ESR-REIT	12,300,200	3,869,562
Far East Hospitality Trust(c)	4,260,900	1,755,918
First Resources Ltd.	2,755,700	3,380,208
Frasers Centrepoint Trust	5,021,538	8,430,251
Frasers Hospitality Trust(c)	1,751,200	576,841
Frasers Logistics & Commercial Trust	13,328,036	13,559,248
Frencken Group Ltd.	1,428,500	1,749,571
Golden Agri-Resources Ltd.	31,527,500	5,760,808
Haw Par Corp. Ltd.	582,700	5,021,131
Hutchison Port Holdings Trust, Class U	25,097,000	5,928,087
iFAST Corp. Ltd.(c)	673,000	3,125,137
Japfa Ltd.(c)	2,116,720	967,377
Kenon Holdings Ltd./Singapore(c)	116,345	6,540,777
Keppel DC REIT(c)	6,671,500	10,590,295
Keppel Infrastructure Trust	16,144,900	6,692,434
Keppel Pacific Oak US REIT	3,966,500	2,935,210
Keppel REIT	8,428,900	7,025,065
Lendlease Global Commercial REIT	4,211,400	2,565,436
Manulife US Real Estate Investment Trust	6,576,231	4,251,244
Mapletree Industrial Trust	9,621,793	17,923,557
Mapletree North Asia Commercial Trust	10,801,700	8,664,212
Maxeon Solar Technologies Ltd.(a)(c)	58,104	640,887

Security	Shares	Value

Singapore (continued)
Nanofilm Technologies International Ltd.(c)	1,312,700	$2,771,410
NetLink NBN Trust	14,725,900	10,573,391
Olam International Ltd.	3,595,100	4,492,104
OUE Commercial Real Estate Investment Trust	10,262,179	3,114,470
OUE Ltd.	1,352,600	1,324,555
Parkway Life REIT	1,883,800	6,699,713
Prime U.S. REIT	2,477,194	1,919,825
Raffles Medical Group Ltd.(c)	4,683,900	4,437,908
Razer Inc.(a)(c)(d)	9,194,000	2,708,198
Riverstone Holdings Ltd./Singapore(c)	2,698,100	1,408,017
Sasseur Real Estate Investment Trust	2,526,300	1,489,753
SATS Ltd.(a)(c)	3,265,900	9,498,546
Sembcorp Industries Ltd.(c)	4,687,900	7,961,411
Sembcorp Marine Ltd.(a)	67,360,333	4,109,033
Sheng Siong Group Ltd.(c)	3,369,600	3,723,681
SIA Engineering Co. Ltd.(a)(c)	917,000	1,459,902
Silverlake Axis Ltd.(c)	5,102,840	892,800
Singapore Post Ltd.	7,432,100	3,507,085
Singapore Press Holdings Ltd.	7,677,049	13,242,553
SPH REIT(c)	4,470,300	3,185,000
Starhill Global REIT(c)	7,154,000	3,294,076
StarHub Ltd.	2,898,900	2,771,912
Suntec REIT	9,596,900	10,838,548
Yangzijiang Shipbuilding Holdings Ltd.(c)	11,378,800	10,917,407
Yanlord Land Group Ltd.	2,799,500	2,393,369

		285,384,872

Spain — 2.0%
Acciona SA	118,484	20,638,131
Acerinox SA	766,988	9,773,901
Almirall SA	343,835	4,425,569
Applus Services SA	696,212	6,116,488
Atresmedia Corp. de Medios de Comunicacion SA	475,782	1,850,226
Audax Renovables SA(c)	516,559	725,484
Banco de Sabadell SA(a)	26,832,699	20,869,224
Bankinter SA	3,189,040	18,701,199
Befesa SA(d)	192,156	13,565,663
Cia. de Distribucion Integral Logista Holdings SA	308,948	6,250,641
Cie. Automotive SA	231,341	6,719,786
Construcciones y Auxiliar de Ferrocarriles SA	98,389	3,893,831
Corp Financiera Alba SA	74,846	4,404,486
Distribuidora Internacional de Alimentacion SA(a)	57,095,750	1,004,114
Ebro Foods SA	334,999	6,202,326
eDreams ODIGEO SA(a)	277,682	2,439,700
Ence Energia y Celulosa SA(a)	660,250	1,771,390
Faes Farma SA	1,526,142	5,874,030
Fluidra SA	420,471	13,388,688
Gestamp Automocion SA(d)	825,629	3,719,566
Global Dominion Access SA(d)	444,776	2,197,010
Grenergy Renovables SA(a)(c)	53,616	1,511,896
Grupo Catalana Occidente SA	206,559	6,966,390
Indra Sistemas SA(a)	628,555	6,404,480
Inmobiliaria Colonial Socimi SA	1,402,847	12,387,759
Laboratorios Farmaceuticos Rovi SA	91,755	6,741,575
Lar Espana Real Estate Socimi SA	347,393	2,100,133
Let’s Gowex SA.(a)(b)(c)	51,450	1
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,132,100	5,622,431
Mapfre SA	5,106,357	11,089,942
Mediaset Espana Comunicacion SA(a)	756,211	3,540,945
Melia Hotels International SA(a)	585,413	4,436,374

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Merlin Properties Socimi SA	1,684,457	$19,041,908
Metrovacesa SA(d)	172,765	1,281,013
Miquel y Costas & Miquel SA	142,487	2,004,165
Neinor Homes SA(d)	210,968	2,569,211
Pharma Mar SA(c)	70,209	4,418,844
Prosegur Cash SA(a)(d)	2,353,707	1,726,602
Prosegur Cia. de Seguridad SA	1,053,411	2,624,309
Sacyr SA	1,928,978	4,822,097
Solaria Energia y Medio Ambiente SA(a)	357,108	6,240,355
Soltec Power Holdings SA(a)(c)	171,265	1,008,216
Talgo SA(a)(c)(d)	461,708	2,457,509
Tecnicas Reunidas SA(a)(c)	155,487	1,394,171
Unicaja Banco SA(d)	6,339,882	6,498,893
Viscofan SA	187,833	11,384,586
Zardoya Otis SA	911,627	7,229,089

		290,034,347

Sweden — 6.7%
AAK AB	876,358	16,415,387
AcadeMedia AB(d)	404,274	2,346,973
AddTech AB, Class B	1,254,410	23,205,140
AFRY AB	448,640	10,062,224
Alimak Group AB(d)	208,046	2,380,764
Ambea AB(d)	341,594	1,895,760
Arjo AB, Class B	1,027,101	10,264,773
Atrium Ljungberg AB, Class B	216,656	4,679,430
Attendo AB(a)(d)	494,953	1,744,429
Avanza Bank Holding AB	592,546	18,747,272
Axfood AB	505,214	12,869,536
Bactiguard Holding AB(a)	87,833	1,325,772
Beijer Alma AB	219,454	5,576,749
Beijer Ref AB	1,188,191	20,738,677
Betsson AB, Class B	527,265	2,950,173
BHG Group AB(a)(c)	479,676	4,597,942
BICO Group AB, Class B(a)(c)	161,690	3,228,384
Bilia AB, Class A	349,399	5,243,789
BillerudKorsnas AB	898,804	14,290,964
BioArctic AB(a)(d)	170,440	1,974,050
BioGaia AB, Class B	82,518	4,486,370
Biotage AB	313,999	6,411,478
Bonava AB, Class B	366,784	3,174,293
Boozt AB(a)(c)(d)	236,168	4,438,938
Bravida Holding AB(d)	972,121	11,631,876
Bufab AB	106,717	4,024,624
Bure Equity AB	265,522	9,161,638
Calliditas Therapeutics AB, Class B(a)(c)	137,886	1,459,215
Camurus AB(a)	139,449	1,994,959
Castellum AB	1,255,474	29,571,119
Catena AB	137,119	7,783,380
Cellavision AB	73,480	2,398,126
Cibus Nordic Real Estate AB	171,670	4,728,204
Cint Group AB(a)	713,469	9,488,372
Clas Ohlson AB, Class B	192,588	2,334,066
Cloetta AB, Class B	1,087,440	2,877,954
Collector AB(a)	283,385	1,111,342
Coor Service Management Holding AB(d)	431,037	3,661,049
Corem Property Group AB, Class B	2,926,298	8,399,377
Creades AB, Class A	243,593	3,175,727
Desenio Group AB(a)	293,835	540,816
Dios Fastigheter AB	423,192	4,711,037
Dometic Group AB(d)	1,542,017	17,081,414

Security	Shares	Value

Sweden (continued)
Duni AB(a)	169,170	$1,915,800
Dustin Group AB(d)	327,782	3,365,885
Electrolux Professional AB, Class B(a)	1,078,087	7,528,607
Elekta AB, Class B	1,775,855	18,174,468
Fabege AB	1,261,006	18,814,051
Fagerhult AB	381,955	2,381,252
Fingerprint Cards AB, Class B(a)(c)	1,365,024	2,732,061
Fortnox AB	2,326,340	11,962,599
GARO AB	144,815	2,704,665
Granges AB	512,024	6,350,212
Hansa Biopharma AB(a)	170,231	1,357,529
Hemnet Group AB(a)	206,600	3,726,264
Hexatronic Group AB(c)	140,280	5,688,133
Hexpol AB	1,268,502	15,135,414
HMS Networks AB	123,905	6,471,137
Holmen AB, Class B	449,340	21,824,301
Hufvudstaden AB, Class A	539,165	7,700,298
Humble Group AB(a)(c)	668,478	1,717,994
Implantica AG, SDR(a)	107,235	677,352
Indutrade AB	1,305,367	32,474,636
Instalco AB	993,005	7,218,459
Intrum AB(c)	321,691	9,684,682
Investment AB Oresund	205,634	3,157,917
INVISIO AB	195,129	2,508,922
Inwido AB	252,024	4,410,222
JM AB	271,539	10,284,887
Kambi Group PLC, Class B(a)	121,332	3,145,632
Karo Pharma AB(a)	263,288	1,691,300
K-Fast Holding AB(a)(c)	294,810	2,198,883
Kindred Group PLC	1,103,035	12,814,450
KNOW IT AB	100,996	3,688,965
LeoVegas AB(d)	356,824	1,302,110
Lime Technologies AB	48,039	1,508,439
Lindab International AB	376,237	10,922,644
Loomis AB	360,461	9,255,687
Mekonomen AB(a)	193,028	2,849,256
Millicom International Cellular SA, SDR(a)	492,586	13,149,011
MIPS AB	125,512	12,478,864
Modern Times Group MTG AB, Class B(a)	495,812	6,636,031
Munters Group AB(d)	614,753	4,318,220
Mycronic AB	356,572	7,295,642
NCC AB, Class B	389,355	6,436,725
New Wave Group AB, Class B	193,143	2,939,137
Nobia AB	612,998	3,349,563
Nolato AB, Class B	981,481	10,057,536
Nordic Entertainment Group AB, Class B(a)	352,007	13,628,491
Nordnet AB publ	546,908	8,523,589
Nyfosa AB	869,581	13,536,615
OX2 AB(a)	390,702	2,182,950
Pandox AB(a)	442,757	6,436,910
Paradox Interactive AB(c)	177,438	3,677,632
Peab AB, Class B	884,457	9,941,344
Platzer Fastigheter Holding AB, Class B	296,371	3,909,342
PowerCell Sweden AB(a)	224,592	3,586,168
Ratos AB, Class B	1,038,787	5,452,837
Re:NewCell AB(a)(c)	95,917	1,773,682
Resurs Holding AB(d)	624,688	2,563,925
Rvrc Holding AB	188,875	1,882,098
Saab AB, Class B	354,000	8,394,755
Samhallsbyggnadsbolaget i Norden AB	4,359,745	26,294,154

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Samhallsbyggnadsbolaget i Norden AB, Class D	702,307	$2,294,139
SAS AB(a)(c)	17,598,014	2,973,493
Scandic Hotels Group AB(a)(c)(d)	753,254	3,178,038
Sdiptech AB, Class B(a)	115,478	4,786,428
Sectra AB(a)	650,058	10,707,614
Sedana Medical AB(a)	286,873	2,295,046
SkiStar AB	202,414	3,116,740
SSAB AB, Class A(a)	1,221,943	7,234,363
SSAB AB, Class B(a)	2,788,546	14,518,766
Stillfront Group AB(a)	1,485,580	7,230,825
Storytel AB(a)(c)	200,552	3,163,305
Subsea 7 SA	1,032,466	7,762,359
Surgical Science Sweden AB(a)	157,789	3,384,208
Svolder AB, NVS	401,896	3,085,903
Sweco AB, Class B	963,931	13,550,558
SwedenCare AB	309,779	3,533,432
Thule Group AB(d)	503,376	24,296,168
Tobii AB(a)(c)	441,752	1,539,787
Tobii Dynavox AB(a)	441,780	1,207,406
Trelleborg AB, Class B	1,166,572	29,372,980
Troax Group AB	166,982	5,849,791
Vestum AB, NVS(a)(c)	723,180	2,855,087
Vimian Group AB(a)(c)	609,308	4,388,070
Vitec Software Group AB	137,545	6,187,952
Vitrolife AB	311,131	12,794,453
VNV Global AB(a)	419,615	3,628,596
Volati AB	94,870	1,874,051
Wallenstam AB, Class B	778,429	12,251,392
Wihlborgs Fastigheter AB	658,628	13,617,030
Xvivo Perfusion AB(a)	99,713	2,807,010

		962,458,886

Switzerland — 4.9%
Allreal Holding AG, Registered	67,836	14,719,121
ALSO Holding AG, Registered(a)	30,776	8,660,997
APG SGA SA(a)	2,616	536,384
Arbonia AG	249,429	6,030,814
Aryzta AG(a)(c)	4,799,323	5,509,523
Ascom Holding AG, Registered(a)	154,978	2,029,516
Autoneum Holding AG(a)	14,184	2,576,584
Banque Cantonale Vaudoise, Registered	140,951	11,654,328
Basilea Pharmaceutica AG, Registered(a)(c)	60,626	2,944,650
Belimo Holding AG, Registered	47,530	26,247,034
Bell Food Group AG, Registered	4,668	1,417,021
BKW AG	100,308	11,966,339
Bobst Group SA, Registered(a)	41,156	3,495,057
Bossard Holding AG, Class A, Registered	27,338	8,571,119
Bucher Industries AG, Registered	32,355	14,897,381
Burckhardt Compression Holding AG	14,860	7,028,366
Burkhalter Holding AG	11,248	779,282
Bystronic AG, Registered	6,542	8,598,144
Cembra Money Bank AG	145,602	10,014,365
Coltene Holding AG, Registered	13,975	1,661,949
Comet Holding AG, Registered	33,760	10,769,995
Daetwyler Holding AG, Bearer	36,138	14,189,768
DKSH Holding AG	172,711	13,847,682
dormakaba Holding AG	14,225	8,145,196
Dufry AG, Registered(a)	350,180	18,147,041
EFG International AG(a)	446,901	3,422,961
Emmi AG, Registered	10,389	11,659,984
Flughafen Zurich AG, Registered(a)	95,609	17,689,241

Security	Shares	Value

Switzerland (continued)
Forbo Holding AG, Registered	5,161	$9,936,032
Galenica AG(d)	240,464	16,982,512
Georg Fischer AG, Registered	19,756	28,889,540
Gurit Holding AG, Bearer	1,623	2,524,547
Helvetia Holding AG, Registered	176,780	22,227,711
Huber + Suhner AG, Registered	77,329	7,040,199
Idorsia Ltd.(a)(c)	528,405	12,308,424
Implenia AG, Registered(a)	63,488	1,548,822
Inficon Holding AG, Registered	8,253	10,080,724
Interroll Holding AG, Registered	3,059	12,947,554
Intershop Holding AG	7,183	4,743,966
Kardex Holding AG, Registered	31,172	8,652,537
Komax Holding AG, Registered(a)	17,639	5,440,727
Landis+Gyr Group AG(a)	105,216	6,939,776
LEM Holding SA, Registered	1,808	4,523,827
Leonteq AG	49,829	3,582,114
Liechtensteinische Landesbank AG	28,111	1,695,791
Medacta Group SA(a)(d)	36,522	4,666,492
Medartis Holding AG(a)(d)	8,347	1,147,135
Medmix AG(a)(d)	117,673	5,091,607
Metall Zug AG, Class B, Registered	975	2,004,398
Meyer Burger Technology AG(a)(c)	11,472,224	4,439,954
Mobilezone Holding AG, Registered	239,955	3,749,852
Mobimo Holding AG, Registered	32,605	10,669,522
Molecular Partners AG(a)	98,175	2,692,491
Montana Aerospace AG(a)(d)	78,876	2,948,103
OC Oerlikon Corp. AG, Registered	894,066	8,680,926
Orior AG	28,708	2,689,152
Peach Property Group AG	38,152	2,363,271
PolyPeptide Group AG(a)(d)	55,400	5,523,360
PSP Swiss Property AG, Registered	218,544	26,499,334
Relief Therapeutics Holding AG(a)(c)	9,904,124	716,102
Rieter Holding AG, Registered(a)	19,382	3,917,961
Schweiter Technologies AG, Bearer	4,894	6,491,762
Sensirion Holding AG(a)(d)	44,369	5,439,964
SFS Group AG	81,678	11,916,651
Siegfried Holding AG, Registered	18,963	15,352,876
SIG Combibloc Group AG(a)	1,542,606	35,840,736
Softwareone Holding AG(a)	455,698	8,953,368
St. Galler Kantonalbank AG, Class A, Registered	14,456	6,985,593
Stadler Rail AG(c)	242,196	11,525,283
Sulzer AG, Registered	94,274	9,023,476
Swiss Steel Holding AG, Registered(a)	4,396,040	1,506,504
Swissquote Group Holding SA, Registered	43,943	7,475,417
Tecan Group AG, Registered	57,351	27,884,760
Trifork Holding AG, NVS(a)	42,469	1,648,759
TX Group AG(a)	4,168	655,797
u-blox Holding AG(a)	35,139	2,505,670
Valiant Holding AG, Registered	75,440	7,619,256
Valora Holding AG, Registered(a)	18,297	3,556,471
Vetropack Holding AG, Registered	55,621	3,227,282
Vontobel Holding AG, Registered	137,983	11,436,243
VZ Holding AG	69,103	6,465,472
V-ZUG Holding AG(a)	10,254	1,265,032
Ypsomed Holding AG, Registered	16,866	3,152,568
Zehnder Group AG, Registered	52,784	4,831,421
Zur Rose Group AG(a)	43,348	10,611,393

		700,446,059

United Kingdom — 17.1%
888 Holdings PLC	1,791,114	6,182,594

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
AB Dynamics PLC	75,487	$1,451,771
Abcam PLC(a)	1,032,370	18,535,592
Aclara Resources Inc.(a)	12,571	12,385
Advanced Medical Solutions Group PLC	1,126,831	4,490,857
AG Barr PLC	428,423	2,852,120
Airtel Africa PLC(d)	4,423,883	9,073,259
AJ Bell PLC	1,483,268	6,764,141
Alliance Pharma PLC	2,165,993	3,157,738
Alpha FX Group PLC	129,760	3,080,175
Alphawave IP Group PLC(a)(c)	1,270,912	2,760,437
AO World PLC(a)	1,519,546	2,055,898
Argo Blockchain PLC(a)(c)	2,206,255	2,327,180
Ascential PLC(a)	2,087,015	9,969,824
Ashmore Group PLC	2,224,373	8,526,482
ASOS PLC(a)	333,075	9,993,314
Assura PLC	12,889,378	11,658,131
Aston Martin Lagonda Global Holdings PLC(a)(d)	332,522	5,397,299
Atalaya Mining PLC	363,215	2,012,569
Auction Technology Group PLC(a)	397,131	5,725,566
Avacta Group PLC(a)(c)	1,210,316	1,386,846
Avast PLC(d)	3,210,962	26,480,558
Avon Protection PLC	158,977	2,426,722
B&M European Value Retail SA	4,316,596	33,054,832
Babcock International Group PLC(a)	1,209,215	4,953,207
Bakkavor Group PLC(d)	694,347	1,144,872
Balfour Beatty PLC	3,108,721	10,656,493
Bank of Georgia Group PLC	188,635	3,724,244
Beazley PLC(a)	2,919,569	19,383,602
Bellway PLC	593,143	22,823,617
Biffa PLC(d)	1,463,842	6,722,007
Big Yellow Group PLC	841,671	16,911,525
Blue Prism Group PLC(a)	398,044	6,761,207
BMO Commercial Property Trust Ltd.	3,744,212	5,770,785
Bodycote PLC	907,874	9,763,506
boohoo Group PLC(a)(c)	4,859,738	7,049,074
Breedon Group PLC	7,212,632	8,293,727
Brewin Dolphin Holdings PLC	1,453,757	6,454,812
Bridgepoint Group PLC(a)(d)	983,418	5,045,713
Britvic PLC	1,283,453	15,751,492
Burford Capital Ltd.	883,230	8,023,964
Bytes Technology Group PLC	1,002,611	6,284,056
Capita PLC(a)	7,892,420	3,395,795
Capital & Counties Properties PLC	3,465,291	8,060,116
Capricorn Energy PLC(a)	2,404,711	6,704,446
Carnival PLC(a)	736,363	13,512,773
Centamin PLC	5,514,091	6,645,186
Central Asia Metals PLC	843,684	2,518,968
Centrica PLC(a)	28,205,615	27,733,568
Ceres Power Holdings PLC(a)(c)	455,945	3,812,244
Chemring Group PLC	1,329,174	4,924,041
Cineworld Group PLC(a)(c)	4,702,321	2,526,422
Civitas Social Housing PLC	2,962,460	3,844,763
Clarkson PLC	138,153	6,148,902
Clinigen Group PLC	603,032	7,400,892
Clipper Logistics PLC	358,626	3,260,456
Close Brothers Group PLC	722,664	12,557,833
CLS Holdings PLC	876,182	2,654,691
CMC Markets PLC(d)	624,978	1,933,225
Coats Group PLC	6,811,120	6,026,561
Computacenter PLC	382,164	13,761,340

Security	Shares	Value

United Kingdom (continued)
ContourGlobal PLC(d)	940,139	$2,361,885
ConvaTec Group PLC(d)	7,716,873	18,320,814
Countryside Properties PLC(a)(d)	2,369,547	9,882,284
Craneware PLC	134,012	3,424,421
Cranswick PLC	250,698	12,423,349
Crest Nicholson Holdings PLC	1,234,614	5,329,986
Currys PLC	5,298,274	7,641,500
Custodian REIT PLC	1,989,940	2,836,845
CVS Group PLC	318,837	8,456,009
Dechra Pharmaceuticals PLC	518,274	29,110,948
Deliveroo PLC(a)(d)	3,369,892	7,080,009
Derwent London PLC	485,815	22,447,865
Diploma PLC	595,800	22,362,193
Direct Line Insurance Group PLC	6,395,978	26,365,055
Diversified Energy Co. PLC	3,867,888	5,524,440
Domino’s Pizza Group PLC	1,975,241	10,355,313
dotdigital group PLC	1,259,935	2,506,021
Dr. Martens PLC	2,177,581	9,047,186
Drax Group PLC	1,911,604	15,573,959
DS Smith PLC	6,594,002	33,675,233
Dunelm Group PLC	583,664	10,518,362
easyJet PLC(a)(c)	1,452,152	12,268,494
Electrocomponents PLC	2,247,761	34,032,961
Elementis PLC(a)	2,777,967	5,320,187
EMIS Group PLC	291,863	5,149,946
Empiric Student Property PLC	2,890,081	3,389,349
Energean PLC(a)	542,784	6,887,455
Ergomed PLC(a)	171,942	2,627,367
Essentra PLC	1,460,039	6,803,868
Eurasia Mining PLC(a)	8,876,223	2,566,590
Euromoney Institutional Investor PLC	518,561	6,431,262
FD Technologies PLC(a)(c)	105,936	2,308,067
Ferrexpo PLC	1,386,620	4,553,915
Fevertree Drinks PLC	502,629	14,418,770
Finablr PLC(a)(b)(d)	1,080,679	15
Firstgroup PLC(a)	3,515,402	4,841,402
Forterra PLC(d)	1,102,807	3,930,386
Frasers Group PLC(a)	974,492	9,680,022
Frontier Developments PLC(a)(c)	103,422	1,925,036
Funding Circle Holdings PLC(a)(d)	926,740	1,190,285
Future PLC	548,871	23,410,080
Games Workshop Group PLC	157,870	16,926,460
Gamma Communications PLC	391,967	8,245,081
GB Group PLC	1,094,663	9,773,991
Genuit Group PLC	1,180,984	9,155,257
Genus PLC	315,142	16,267,362
Go-Ahead Group PLC (The)(a)(b)	208,268	1,868,264
Grainger PLC	3,229,061	13,150,236
Great Portland Estates PLC	1,110,258	11,503,324
Greatland Gold PLC(a)	18,708,803	3,472,281
Greggs PLC	489,040	17,736,137
Gym Group PLC (The)(a)(d)	763,990	2,527,625
Halfords Group PLC	966,531	4,250,631
Hammerson PLC(c)	15,154,185	7,988,806
Harbour Energy PLC(a)	1,998,285	9,750,838
Hays PLC	7,973,099	15,536,643
Helical PLC	655,987	3,793,617
Helios Towers PLC(a)(c)	3,505,223	7,240,969
Hill & Smith Holdings PLC	378,443	7,662,309
Hiscox Ltd.	1,658,166	21,795,533

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Hochschild Mining PLC	1,632,759	$2,287,984
Home Reit PLC	2,683,730	4,204,889
HomeServe PLC	1,452,889	14,975,433
Hotel Chocolat Group PLC(a)	257,949	1,654,787
Howden Joinery Group PLC	2,847,361	31,413,317
Hunting PLC	713,397	2,072,406
Ibstock PLC(d)	1,963,858	5,262,440
Ideagen PLC	1,257,178	4,582,008
IG Design Group PLC	365,304	471,645
IG Group Holdings PLC	1,853,336	20,403,040
IMI PLC	1,278,252	28,559,688
Impax Asset Management Group PLC	411,814	6,092,155
Inchcape PLC	1,876,768	21,401,168
Indivior PLC(a)	3,464,049	10,545,971
IntegraFin Holdings PLC	1,349,838	9,009,191
Intermediate Capital Group PLC	1,391,727	35,942,161
Investec PLC	3,323,875	18,976,329
IP Group PLC	4,849,321	6,373,477
IQE PLC(a)(c)	3,655,534	1,575,746
ITM Power PLC(a)(c)	2,044,625	7,587,763
ITV PLC(a)	17,371,739	26,572,651
IWG PLC(a)	3,610,904	13,907,422
J D Wetherspoon PLC(a)	462,259	5,612,592
JET2 PLC(a)	764,988	13,624,089
John Wood Group PLC(a)	3,252,987	9,792,596
Johnson Service Group PLC(a)	2,091,339	4,252,713
JTC PLC(d)	626,808	6,631,839
Judges Scientific PLC	24,969	2,558,857
Jupiter Fund Management PLC	2,120,299	6,577,934
Just Group PLC(a)	4,914,711	5,719,143
Kainos Group PLC	384,045	7,895,258
Kape Technologies PLC(a)(c)	507,700	2,534,747
Keller Group PLC	353,176	4,052,491
Keywords Studios PLC	344,021	11,659,376
Kier Group PLC(a)	2,131,887	2,830,520
Lancashire Holdings Ltd.	1,170,817	8,668,511
Learning Technologies Group PLC	2,806,167	6,306,375
Liontrust Asset Management PLC	289,056	6,305,545
LondonMetric Property PLC	4,159,581	14,987,297
Luceco PLC(d)	384,141	1,553,008
LXI REIT PLC	3,506,396	6,956,637
LXI REIT PLC	420,767	28,294
Man Group PLC/Jersey	6,836,685	17,859,641
Marks & Spencer Group PLC(a)	9,401,386	27,822,539
Marshalls PLC	968,318	9,219,561
Marston’s PLC(a)	3,103,478	3,393,282
Mediclinic International PLC(a)	1,910,476	8,241,049
Meggitt PLC(a)	3,746,526	37,840,840
Micro Focus International PLC	1,610,526	9,908,160
Mitchells & Butlers PLC(a)	1,257,895	4,268,312
Mitie Group PLC	6,682,615	5,414,837
Moneysupermarket.com Group PLC	2,606,256	6,660,256
Moonpig Group PLC(a)(c)	813,723	3,457,418
Morgan Advanced Materials PLC	1,412,133	6,077,366
Morgan Sindall Group PLC	185,173	5,350,264
Naked Wines PLC(a)(c)	279,747	1,973,327
National Express Group PLC(a)	2,649,688	8,985,829
NCC Group PLC	1,457,923	3,751,014
Network International Holdings PLC(a)(d)	2,228,491	7,873,372
Ninety One PLC	1,608,885	5,612,868

Security	Shares	Value

United Kingdom (continued)
Numis Corp. PLC(c)	335,729	$1,454,140
On the Beach Group PLC(a)(d)	777,909	3,043,088
OSB Group PLC	2,129,944	15,823,260
Oxford Biomedica PLC(a)	271,551	3,098,483
Pagegroup PLC	1,574,064	12,420,431
Pantheon Resources PLC(c)	2,491,339	2,695,498
Paragon Banking Group PLC	1,198,447	9,179,148
Penno Group PLC	1,336,410	19,581,873
Petrofac Ltd.(a)(c)	2,103,624	3,382,833
Petropavlovsk PLC(a)	11,347,833	2,317,946
Pets at Home Group PLC	2,398,311	13,772,830
Picton Property Income Ltd. (The)	2,671,076	3,707,283
Playtech PLC(a)	1,474,303	11,579,490
Polar Capital Holdings PLC	347,866	2,959,270
Premier Foods PLC	2,801,103	4,445,298
Primary Health Properties PLC	6,438,816	12,487,614
Provident Financial PLC(a)	1,207,125	5,084,682
PZ Cussons PLC	1,077,666	2,811,603
QinetiQ Group PLC	2,766,021	10,038,244
Quilter PLC(d)	8,203,550	15,233,315
Rank Group PLC(a)	1,369,403	2,891,484
Rathbones Group PLC	284,366	7,180,145
Reach PLC	1,416,832	4,973,346
Redde Northgate PLC	1,102,409	5,745,414
Redrow PLC	1,359,933	11,456,942
Regional REIT Ltd.(d)	1,630,600	1,961,564
Renalytix PLC(a)	223,490	1,442,744
Renewi PLC(a)	382,362	3,445,025
Renishaw PLC	174,150	10,753,719
Restaurant Group PLC (The)(a)	3,595,768	4,610,316
Restore PLC	619,551	3,874,537
Rightmove PLC	4,121,962	36,328,874
Rotork PLC	4,177,805	19,201,704
Royal Mail PLC	3,836,525	22,925,759
RWS Holdings PLC	1,397,189	9,470,557
S4 Capital PLC(a)	1,331,998	9,314,071
Sabre Insurance Group PLC(d)	1,089,858	3,327,251
Safestore Holdings PLC	1,010,552	17,326,291
Saga PLC(a)	502,293	1,949,744
Sanne Group PLC	773,418	9,517,551
Savills PLC	685,647	12,494,362
Secure Income REIT PLC	1,273,298	7,248,781
Senior PLC(a)	2,103,422	3,807,586
Serco Group PLC	5,835,365	10,555,618
Serica Energy PLC	768,373	2,670,707
Shaftesbury PLC	924,980	7,766,686
SIG PLC(a)	3,388,168	1,878,290
Smart Metering Systems PLC	599,183	5,947,106
Softcat PLC	573,859	12,672,671
SolGold PLC(a)(c)	4,264,509	1,531,839
Spectris PLC	539,655	24,626,423
Spire Healthcare Group PLC(a)(d)	1,393,849	4,485,858
Spirent Communications PLC	2,924,886	9,767,786
SSP Group PLC(a)	3,616,040	13,416,459
Stagecoach Group PLC(a)	2,064,677	2,528,261
SThree PLC	595,561	3,781,611
Strix Group PLC(c)	967,186	3,186,881
Synthomer PLC	1,628,009	8,037,447
Target Healthcare REIT PLC	2,963,565	4,583,328
Tate & Lyle PLC	2,246,413	21,487,497

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
TBC Bank Group PLC	201,251	$3,816,339
Team17 Group PLC(a)	487,614	4,656,122
Telecom Plus PLC	317,650	6,416,654
TI Fluid Systems PLC(d)	1,101,866	3,547,734
TORM PLC, Class A(a)(c)	127,755	913,692
TP ICAP Group PLC	3,762,317	7,132,246
Trainline PLC(a)(d)	2,296,377	6,918,007
Travis Perkins PLC	1,082,270	21,959,362
Tritax Big Box REIT PLC	8,245,406	26,448,297
Trustpilot Group PLC(a)(d)	884,391	2,202,116
Tullow Oil PLC(a)	5,671,154	3,838,308
Tyman PLC	937,660	4,739,759
UK Commercial Property REIT Ltd.	3,791,154	4,192,602
Ultra Electronics Holdings PLC	340,667	13,365,460
UNITE Group PLC (The)	1,630,484	22,812,494
Urban Logistics REIT PLC(c)	2,243,880	5,296,227
Vesuvius PLC	1,033,861	6,407,171
Victoria PLC(a)(c)	301,930	3,857,622
Victorian Plumbing Group PLC(a)	543,616	748,655
Victrex PLC	416,685	11,606,447
Virgin Money UK PLC(a)	6,173,264	15,979,061
Vistry Group PLC	1,069,470	14,827,884
Vivo Energy PLC(d)	2,118,756	3,772,756
Volex PLC	562,968	2,279,683
Volution Group PLC	945,706	6,407,799
Warehouse REIT PLC	1,831,229	4,103,056
Watkin Jones PLC	958,116	3,427,595
Weir Group PLC (The)	1,245,555	29,327,926
WH Smith PLC(a)	627,745	14,083,756
Wickes Group PLC	1,205,851	3,327,828
Workspace Group PLC	647,842	7,402,628
Yellow Cake PLC(a)(d)	697,545	3,022,844
Yougov PLC(c)	505,282	7,882,821
Young & Co’s Brewery PLC, Series A	106,871	2,163,148

		2,448,243,004

United States — 0.0%
Arko Corp.(a)	—	2

Total Common Stocks — 99.3% (Cost: $13,528,643,927)		14,208,785,325

Preferred Stocks

Germany — 0.2%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(c)	42,440	2,465,511
Einhell Germany AG, Preference Shares, NVS	8,028	1,857,926
Jungheinrich AG, Preference Shares, NVS	233,031	9,964,717
Schaeffler AG, Preference Shares, NVS	608,673	4,524,556
Sixt SE, Preference Shares, NVS	78,332	7,077,333
STO SE & Co. KGaA, Preference Shares, NVS	7,052	1,769,834

		27,659,877

Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	248,267	4,447,152

Total Preferred Stocks — 0.3% (Cost: $29,425,864)		32,107,029

Security	Shares	Value

Rights

Spain — 0.0%
Sacyr SA (Expires 02/02/22)(a)(b)	1,928,978	$112,690

Total Rights — 0.0% (Cost: $117,994)		112,690

Warrants

Italy — 0.0%
Webuild SpA (Expires 08/02/30)(a)(c)	97,516	1

Singapore — 0.0%
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(c)	3,963,747	29

Spain — 0.0%
Abengoa SA (Expires 03/31/25)(a)(c)	3,096,556	20,873

Total Warrants — 0.0% (Cost: $0)		20,903

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	443,084,255	443,217,181
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	4,510,000	4,510,000

		447,727,181

Total Short-Term Investments — 3.1% (Cost: $447,781,701)		447,727,181

Total Investments in Securities — 102.7% (Cost: $14,005,969,486)		14,688,753,128

Other Assets, Less Liabilities — (2.7)%		(381,317,120)

Net Assets — 100.0%		$14,307,436,008

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	All or a portion of this security is on loan.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

80	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$459,960,734	$—	$(16,653,405	)(a)	$(61,063)	$(29,085)	$443,217,181	443,084,255	$8,472,556	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,290,000	—	(2,780,000	)(a)	—	—	4,510,000	4,510,000	203		—

					$(61,063)	$(29,085)	$447,727,181		$8,472,759		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	125	03/10/22	$20,831	$(588,151)
Euro STOXX 50 Index	536	03/18/22	25,193	(91,853)
FTSE 100 Index	166	03/18/22	16,638	423,128

				$(256,876)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$423,128

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$680,004

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$940,525

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$283,273

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Small-Cap ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$76,130,867

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,089,647,253	$13,116,548,344	$2,589,728	$14,208,785,325
Preferred Stocks	1,857,926	30,249,103	—	32,107,029
Rights	—	—	112,690	112,690
Warrants	—	20,874	29	20,903
Money Market Funds	447,727,181	—	—	447,727,181

	$1,539,232,360	$13,146,818,321	$2,702,447	$14,688,753,128

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$423,128	$—	$423,128
Liabilities
Futures Contracts	—	(680,004)	—	(680,004)

	$—	$(256,876)	$—	$(256,876)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

82	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2022

	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ex U.S. ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$—	$—	$—	$4,852,778,079
Affiliated(c)	122,722,653	3,368,959,786	108,949,741	55,321,253
Cash	4,713	961	429,360	4,610
Foreign currency, at value(d)	—	—	—	9,094,387
Cash pledged:
Futures contracts	—	—	—	595,000
Receivables:
Investments sold	—	—	—	8,925,503
Securities lending income — Affiliated	—	—	—	19,291
Variation margin on futures contracts	—	—	—	302,623
Capital shares sold	—	86,492	—	—
Dividends	—	19	—	4,244,507
Interest	—	—	—	6
Tax reclaims	—	—	—	4,171,297
Unrealized appreciation on:
Forward foreign currency exchange contracts	1,360,584	44,788,664	1,564,202	—

Total assets	124,087,950	3,413,835,922	110,943,303	4,935,456,556

LIABILITIES
Cash received:
Collateral — OTC derivatives	—	7,440,000	420,000	—
Collateral on securities loaned, at value	—	—	—	51,629,254
Deferred foreign capital gain tax	—	—	—	3,253,446
Payables:
Investments purchased	1,088,772	44,610,070	1,510,962	21,293
Capital shares redeemed	—	—	—	9,145,719
Investment advisory fees	3,314	74,374	2,869	1,338,221
Professional fees	—	—	—	109,050
Foreign taxes	—	—	—	1,169
Unrealized depreciation on:
Forward foreign currency exchange contracts	440,045	8,772,809	325,530	—

Total liabilities	1,532,131	60,897,253	2,259,361	65,498,152

NET ASSETS	$122,555,819	$3,352,938,669	$108,683,942	$4,869,958,404

NET ASSETS CONSIST OF:
Paid-in capital	$110,548,960	$3,025,756,115	$100,971,694	$4,796,255,214
Accumulated earnings	12,006,859	327,182,554	7,712,248	73,703,190

NET ASSETS	$122,555,819	$3,352,938,669	$108,683,942	$4,869,958,404

Shares outstanding	3,850,000	97,500,000	3,110,000	89,800,000

Net asset value	$31.83	$34.39	$34.95	$54.23

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$—	$51,177,596
(b) Investments, at cost — Unaffiliated	$—	$—	$—	$4,299,626,333
(c) Investments, at cost — Affiliated	$112,942,129	$3,109,786,438	$104,717,906	$55,311,746
(d) Foreign currency, at cost	$—	$—	$—	$9,172,431

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	83

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2022

	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$54,826,277,313	$14,241,025,947
Affiliated(c)	446,997,471	447,727,181
Cash	8,249	3,631
Foreign currency, at value(d)	31,145,026	31,640,994
Foreign currency collateral pledged:
Futures contracts(e)	9,046,538	4,283,989
Receivables:
Investments sold	6,980,838	4,858,243
Securities lending income — Affiliated	131,902	1,452,388
Variation margin on futures contracts	2,583,871	1,253,105
Capital shares sold	—	36,325
Dividends	32,791,147	15,338,335
Tax reclaims	90,564,030	9,166,758
Foreign withholding tax claims	30,427,398	—

Total assets	55,476,953,783	14,756,786,896

LIABILITIES
Collateral on securities loaned, at value	402,723,827	443,181,594
Deferred foreign capital gain tax	—	346,641
Payables:
Investments purchased	20,190	593,235
Investment advisory fees	15,049,421	4,876,816
Professional fees	7,540,192	352,602
IRS compliance fee for foreign withholding tax claims	83,586,993	—

Total liabilities	508,920,623	449,350,888

NET ASSETS	$54,968,033,160	$14,307,436,008

NET ASSETS CONSIST OF:
Paid-in capital	$54,889,158,684	$14,143,976,506
Accumulated earnings	78,874,476	163,459,502

NET ASSETS	$54,968,033,160	$14,307,436,008

Shares outstanding	724,800,000	208,800,000

Net asset value	$75.84	$68.52

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$386,135,654	$416,034,857
(b) Investments, at cost — Unaffiliated	$46,352,993,390	$13,558,187,785
(c) Investments, at cost — Affiliated	$446,965,359	$447,781,701
(d) Foreign currency, at cost	$30,452,357	$31,817,901
(e) Foreign currency collateral pledged, at cost	$10,002,196	$4,361,880

See notes to financial statements.

84	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)

Six Months Ended January 31, 2022

	iShares Currency Hedged MSCI ACWI ex U.S. ETF	iShares Currency Hedged MSCI EAFE ETF	iShares Currency Hedged MSCI EAFE Small-Cap ETF	iShares MSCI ACWI ex U.S. ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$—	$—	$47,983,296
Dividends — Affiliated	2,153,507	62,933,970	2,281,734	164
Non-cash dividends — Unaffiliated	—	—	—	2,341,972
Securities lending income — Affiliated — net	—	—	—	225,292
Other income — Unaffiliated	—	—	—	14,272
Foreign taxes withheld	—	—	—	(4,929,654)
Foreign withholding tax claims	—	—	—	1,094,591
Other foreign taxes	—	—	—	(10,471)

Total investment income	2,153,507	62,933,970	2,281,734	46,719,462

EXPENSES
Investment advisory fees	247,425	6,017,051	236,277	7,338,370
Commitment fees	—	15,251	—	21,224
Professional fees	—	—	—	110,886
Miscellaneous	217	217	217	217
Interest expense	—	—	—	64

Total expenses	247,642	6,032,519	236,494	7,470,761

Less:
Investment advisory fees waived	(228,109)	(5,557,489)	(220,010)	—

Total expenses after fees waived	19,533	475,030	16,484	7,470,761

Net investment income	2,133,974	62,458,940	2,265,250	39,248,701

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	—	—	—	(31,918,756)
Investments — Affiliated	(118,804)	(3,086,115)	(224,458)	(1,146)
In-kind redemptions — Unaffiliated	—	—	—	15,220,053
In-kind redemptions — Affiliated	1,338,610	22,597,798	834,620	—
Futures contracts	—	—	—	(741,019)
Forward foreign currency exchange contracts	3,319,483	100,653,249	3,411,820	—
Foreign currency transactions	16,562	—	39	(434,009)

Net realized gain (loss)	4,555,851	120,164,932	4,022,021	(17,874,877)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	—	—	—	(137,665,864)
Investments — Affiliated	(6,898,817)	(170,840,533)	(11,058,444)	(4,720)
Futures contracts	—	—	—	257,649
Forward foreign currency exchange contracts	880,945	45,076,552	1,439,245	—
Foreign currency translations	—	—	—	(288,724)

Net change in unrealized appreciation (depreciation)	(6,017,872)	(125,763,981)	(9,619,199)	(137,701,659)

Net realized and unrealized loss	(1,462,021)	(5,599,049)	(5,597,178)	(155,576,536)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$671,953	$56,859,891	$(3,331,928)	$(116,327,835)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$—	$—	$—	$(236,793)
(b) Net of increase in deferred foreign capital gain tax of	$—	$—	$—	$(1,322,768)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	85

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2022

	iShares MSCI EAFE ETF	iShares MSCI EAFE Small-Cap ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$579,463,335	$139,727,611
Dividends — Affiliated	1,620	203
Non-cash dividends — Unaffiliated	37,152,898	—
Securities lending income — Affiliated — net	1,630,098	8,472,556
Other income — Unaffiliated	784,176	26,630
Foreign taxes withheld	(46,679,415)	(9,500,008)
Foreign withholding tax claims	3,100,315	3,584,482
IRS Compliance fee for foreign withholding tax claims	(1,242,352)	—

Total investment income	574,210,675	142,311,474

EXPENSES
Investment advisory fees	90,944,372	29,060,460
Professional fees	4,961,492	361,111
Miscellaneous	217	218

Total expenses	95,906,081	29,421,789

Net investment income	478,304,594	112,889,685

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(374,446,374)	139,671,237
Investments — Affiliated	21,182	(61,063)
Futures contracts	7,544,161	940,525
Foreign currency transactions	(10,631,246)	(2,865,524)

Net realized gain (loss)	(377,512,277)	137,685,175

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(a)	(1,581,012,937)	(1,407,206,378)
Investments — Affiliated	(33,550)	(29,085)
Futures contracts	815,158	283,273
Foreign currency translations	(5,765,297)	(658,038)

Net change in unrealized appreciation (depreciation)	(1,585,996,626)	(1,407,610,228)

Net realized and unrealized loss	(1,963,508,903)	(1,269,925,053)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,485,204,309)	$(1,157,035,368)

(a) Net of increase in deferred foreign capital gain tax of	$—	$(249,507)

See notes to financial statements.

86	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Currency Hedged MSCI ACWI ex U.S. ETF		iShares Currency Hedged MSCI EAFE ETF
	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,133,974	$2,020,551	$62,458,940	$59,874,869
Net realized gain (loss)	4,555,851	(2,623,995)	120,164,932	(43,119,761)
Net change in unrealized appreciation (depreciation)	(6,017,872)	21,289,948	(125,763,981)	641,434,777

Net increase in net assets resulting from operations	671,953	20,686,504	56,859,891	658,189,885

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,136,223)	(2,023,586)	(55,701,736)	(59,947,087)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	3,614,564	30,716,026	513,161,049	(19,982,523)

NET ASSETS
Total increase in net assets	2,150,294	49,378,944	514,319,204	578,260,275
Beginning of period	120,405,525	71,026,581	2,838,619,465	2,260,359,190

End of period	$122,555,819	$120,405,525	$3,352,938,669	$2,838,619,465

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	87

Statements of Changes in Net Assets (continued)

	iShares Currency Hedged MSCI EAFE Small-Cap ETF		iShares MSCI ACWI ex U.S. ETF

	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,265,250	$1,267,382	$39,248,701	$80,553,526
Net realized gain (loss)	4,022,021	(1,270,534)	(17,874,877)	19,372,336
Net change in unrealized appreciation (depreciation)	(9,619,199)	20,392,298	(137,701,659)	777,211,965

Net increase (decrease) in net assets resulting from operations	(3,331,928)	20,389,146	(116,327,835)	877,137,827

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(2,267,220)	(1,269,822)	(74,866,182)	(80,474,155)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	16,105,205	34,871,646	770,771,769	498,176,395

NET ASSETS
Total increase in net assets	10,506,057	53,990,970	579,577,752	1,294,840,067
Beginning of period	98,177,885	44,186,915	4,290,380,652	2,995,540,585

End of period	$108,683,942	$98,177,885	$4,869,958,404	$4,290,380,652

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

88	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI EAFE ETF		iShares MSCI EAFE Small-Cap ETF

	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$478,304,594	$1,374,898,914	$112,889,685	$240,338,528
Net realized gain (loss)	(377,512,277)	(78,063,540)	137,685,175	710,032,940
Net change in unrealized appreciation (depreciation)	(1,585,996,626)	12,458,094,047	(1,407,610,228)	2,594,292,663

Net increase (decrease) in net assets resulting from operations	(1,485,204,309)	13,754,929,421	(1,157,035,368)	3,544,664,131

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,093,477,943)	(1,290,595,029)	(297,961,486)	(215,301,526)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	276,724,630	(1,599,597,936)	2,626,822,380	1,278,387,826

NET ASSETS
Total increase (decrease) in net assets	(2,301,957,622)	10,864,736,456	1,171,825,526	4,607,750,431
Beginning of period	57,269,990,782	46,405,254,326	13,135,610,482	8,527,860,051

End of period	$54,968,033,160	$57,269,990,782	$14,307,436,008	$13,135,610,482

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	89

Financial Highlights

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI ACWI ex U.S. ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$32.11		$25.83	$26.66	$26.88	$25.28	$21.88

Net investment income(a)	0.54		0.64	0.76	0.88	0.44	0.90
Net realized and unrealized gain (loss)(b)		(0.30)	6.25	(0.82)	(0.43)	1.83	3.05

Net increase (decrease) from investment operations	0.24		6.89	(0.06)	0.45	2.27	3.95

Distributions(c)
From net investment income		(0.52)	(0.61)	(0.77)	(0.67)	(0.67)	(0.55)

Total distributions		(0.52)	(0.61)	(0.77)	(0.67)	(0.67)	(0.55)

Net asset value, end of period	$31.83		$32.11	$25.83	$26.66	$26.88	$25.28

Total Return(d)
Based on net asset value	0.73	%(e)	26.76%	(0.36)%	1.75%	9.05%	18.18%

Ratios to Average Net Assets(f)
Total expenses	0.38	%(g)	0.38%	0.38%	0.38%	0.38%	0.38%

Total expenses after fees waived	0.03	%(g)	0.03%	0.03%	0.03%	0.03%	0.03%

Net investment income	3.28	%(g)	2.12%	2.90%	3.37%	1.66%	3.68%

Supplemental Data
Net assets, end of period (000)	$122,556		$120,406	$71,027	$70,650	$43,008	$85,968

Portfolio turnover rate(h)	3	%(e)	10%	9%	7%	10%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

90	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$34.28		$26.72	$29.40	$29.96	$28.09	$24.30

Net investment income(a)	0.70		0.75	0.70	0.86	0.83	0.74
Net realized and unrealized gain (loss)(b)	0.01		7.55	(1.98)	(0.20)	1.93	3.83

Net increase (decrease) from investment operations	0.71		8.30	(1.28)	0.66	2.76	4.57

Distributions(c)
From net investment income		(0.60)	(0.74)	(0.73)	(0.91)	(0.89)	(0.70)
From net realized gain	—		—	(0.67)	(0.31)	—	(0.08)

Total distributions		(0.60)	(0.74)	(1.40)	(1.22)	(0.89)	(0.78)

Net asset value, end of period	$34.39		$34.28	$26.72	$29.40	$29.96	$28.09

Total Return(d)
Based on net asset value	2.03	%(e)	31.22%	(4.74)%	2.45%	9.94%	18.97%

Ratios to Average Net Assets(f)
Total expenses	0.38	%(g)	0.38%	0.38%	0.38%	0.38%	0.38%

Total expenses after fees waived	0.03	%(g)	0.03%	0.03%	0.03%	0.03%	0.03%

Net investment income	3.94	%(g)	2.42%	2.47%	3.01%	2.82%	2.77%

Supplemental Data
Net assets, end of period (000)	$3,352,939		$2,838,619	$2,260,359	$2,891,083	$3,458,983	$4,278,604

Portfolio turnover rate(h)	3	%(e)	12%	8%	7%	12%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	91

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Currency Hedged MSCI EAFE Small-Cap ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$36.63		$26.78	$28.62	$31.37	$28.48	$23.85

Net investment income(a)	0.77		0.62	0.87	0.84	0.77	0.92
Net realized and unrealized gain (loss)(b)		(1.73)	9.78	(1.51)	(1.93)	2.86	4.46

Net increase (decrease) from investment operations		(0.96)	10.40	(0.64)	(1.09)	3.63	5.38

Distributions(c)
From net investment income		(0.72)	(0.55)	(0.88)	(0.80)	(0.74)	(0.75)
From net realized gain	—		—	(0.32)	(0.86)	—	—

Total distributions		(0.72)	(0.55)	(1.20)	(1.66)	(0.74)	(0.75)

Net asset value, end of period	$34.95		$36.63	$26.78	$28.62	$31.37	$28.48

Total Return(d)
Based on net asset value	(2.72	)%(e)	38.96%	(2.62)%	(3.05)%	12.81%	22.77%

Ratios to Average Net Assets(f)
Total expenses	0.43	%(g)	0.43%	0.43%	0.43%	0.43%	0.43%

Total expenses after fees waived	0.03	%(g)	0.03%	0.03%	0.03%	0.03%	0.03%

Net investment income	4.12	%(g)	1.85%	3.16%	2.94%	2.50%	3.50%

Supplemental Data
Net assets, end of period (000)	$108,684		$98,178	$44,187	$25,759	$21,961	$9,969

Portfolio turnover rate(h)	3	%(e)	11%	9%	10%	10%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

92	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI ACWI ex U.S. ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$56.45		$45.11	$46.26	$48.60	$47.08	$40.66

Net investment income(a)	0.48	(b)	1.14	1.12	1.32	1.33	1.12	(b)
Net realized and unrealized gain (loss)(c)		(1.80)	11.31	(0.97)	(2.49)	1.45	6.36

Net increase (decrease) from investment operations		(1.32)	12.45	0.15	(1.17)	2.78	7.48

Distributions(d)
From net investment income		(0.90)	(1.11)	(1.30)	(1.17)	(1.26)	(1.06)

Total distributions		(0.90)	(1.11)	(1.30)	(1.17)	(1.26)	(1.06)

Net asset value, end of period	$54.23		$56.45	$45.11	$46.26	$48.60	$47.08

Total Return(e)
Based on net asset value	(2.34	)%(b)(f)	27.66%	0.29%	(2.27)%	5.92%	18.62%

Ratios to Average Net Assets(g)

Total expenses	0.32	%(h)	0.32%	0.32%	0.32%	0.31%	0.32%

Total expenses after fees waived	0.32	%(h)	0.31%	0.30%	0.30%	0.31%	0.32%

Total expenses excluding professional fees for foreign withholding tax claims	0.32	%(h)	0.32%	N/A	0.32%	N/A	0.32%

Net investment income	1.68	%(b)(h)	2.14%	2.50%	2.91%	2.69%	2.62	%(b)

Supplemental Data
Net assets, end of period (000)	$4,869,958		$4,290,381	$2,995,541	$3,867,472	$3,158,687	$2,655,487

Portfolio turnover rate(i)	3	%(f)	10%	17%	15%	6%	7%

(a)	Based on average shares outstanding.

(b)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2022 and for the year ended July 31, 2017:

• Net investment income per share by $0.01 and $0.01.

• Total return by 0.02% and 0.00%.

• Ratio of net investment income to average net assets by 0.04% and 0.02%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h)	Annualized.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	93

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$79.41		$62.17	$64.94	$68.87	$66.78	$58.27

Net investment income(a)	0.66		1.90	1.48	1.95	1.93	1.72
Net realized and unrealized gain (loss)(b)		(2.71)	17.14	(2.62)	(3.87)	2.26	8.45

Net increase (decrease) from investment operations		(2.05)	19.04	(1.14)	(1.92)	4.19	10.17

Distributions(c)
From net investment income		(1.52)	(1.80)	(1.63)	(2.01)	(2.10)	(1.66)

Total distributions		(1.52)	(1.80)	(1.63)	(2.01)	(2.10)	(1.66)

Net asset value, end of period	$75.84		$79.41	$62.17	$64.94	$68.87	$66.78

Total Return(d)
Based on net asset value	(2.61	)%(e)	30.73%	(1.80)%	(2.64)%	6.32%	17.68%

Ratios to Average Net Assets(f)
Total expenses	0.33	%(g)	0.37%	0.32%	0.32%	0.31%	0.32%

Total expenses excluding professional fees for foreign withholding tax claims	0.31	%(g)	0.32%	0.32%	0.32%	N/A	0.32%

Net investment income	1.66	%(g)	2.60%	2.34%	3.03%	2.77%	2.82%

Supplemental Data
Net assets, end of period (000)	$54,968,033		$57,269,991	$46,405,254	$60,080,634	$72,770,477	$78,691,555

Portfolio turnover rate(h)	2	%(e)	5%	4%	4%	4%	2%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d)	Where applicable, assumes the reinvestment of distributions.

(e)	Not annualized.

(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(g)	Annualized.

(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

94	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Small-Cap ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19		Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$75.41		$55.23	$57.03	$63.44		$59.60	$51.00

Net investment income(a)	0.57	(b)	1.39	1.12	1.43		1.46	1.28	(b)
Net realized and unrealized gain (loss)(c)		(6.01)	20.00	(1.12)	(6.23)		3.90	8.83

Net increase (decrease) from investment operations		(5.44)	21.39	—	(4.80)		5.36	10.11

Distributions(d)
From net investment income		(1.45)	(1.21)	(1.80)	(1.61)		(1.52)	(1.51)

Total distributions		(1.45)	(1.21)	(1.80)	(1.61)		(1.52)	(1.51)

Net asset value, end of period	$68.52		$75.41	$55.23	$57.03		$63.44	$59.60

Total Return(e)
Based on net asset value	(7.27	)%(b)(f)	38.84%	(0.16)%	(7.41	)%(g)	9.01%	20.21	%(b)

Ratios to Average Net Assets(h)

Total expenses	0.39	%(i)	0.39%	0.40%	0.40%		0.39%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	0.39	%(i)	0.39%	N/A	0.40%		N/A	0.40%

Net investment income	1.51	%(b)(i)	2.03%	2.01%	2.47%		2.28%	2.38	%(b)

Supplemental Data
Net assets, end of period (000)	$14,307,436		$13,135,610	$8,527,860	$9,455,843		$11,178,397	$8,737,472

Portfolio turnover rate(j)	7	%(f)	17%	20%	10%		8%	6%

(a)	Based on average shares outstanding.

(b)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2022 and for the year ended July 31, 2017:

• Net investment income per share by $0.02 and $0.01.

• Total return by 0.02% and 0.02%.

• Ratio of net investment income to average net assets by 0.04% and 0.02%.

(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e)	Where applicable, assumes the reinvestment of distributions.

(f)	Not annualized.

(g)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.

(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(i)	Annualized.

(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	95

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Currency Hedged MSCI ACWI ex U.S.	Diversified
Currency Hedged MSCI EAFE	Diversified
Currency Hedged MSCI EAFE Small-Cap	Diversified
MSCI ACWI ex U.S.	Diversified
MSCI EAFE	Diversified
MSCI EAFE Small-Cap	Diversified

Currently each Fund seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and Schedules of Investments for the underlying funds are included in this report and should be read in conjunction with the financial statements of the Funds.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, each of the currency hedged funds has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g.,futures contracts and forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

96	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Fixed-income investments for which market quotations are readily available are generally valued using the last available bid price or current market quotations provided by independent dealers or third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots. The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data (e.g., recent representative bids and offers), market data, credit quality information, perceived market movements, news, and other relevant information. Certain fixed-income securities, including asset-backed and mortgage related securities may be valued based on valuation models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. The amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity unless the Manager determines such method does not represent fair value.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•	Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

N O T E S T O F I N A N C I A L S T A T E M E N T S	97

Notes to Financial Statements (unaudited) (continued)

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

98	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI ACWI ex U.S.
Barclays Bank PLC	$481,286	$445,497		$—	$(35,789	)(b)
Barclays Capital, Inc.	456,069	456,069		—	—
BNP Paribas SA	17,848,985	17,848,985		—	—
BofA Securities, Inc.	5,909,763	5,909,763		—	—
Citigroup Global Markets, Inc.	8,165,155	7,227,520		—	(937,635	)(b)
Credit Suisse AG	815,150	815,150		—	—
Goldman Sachs & Co. LLC	2,823,308	2,775,123		—	(48,185	)(b)
J.P. Morgan Securities LLC	1,040,181	1,026,400		—	(13,781	)(b)
Jefferies LLC	127,411	127,411		—	—
Macquarie Bank Ltd.	21,606	21,606		—	—
Morgan Stanley	12,992,031	12,992,031		—	—
RBC Capital Markets LLC	31,308	29,425		—	(1,883	)(b)
Scotia Capital (USA), Inc.	5,725	5,437		—	(288	)(b)
SG Americas Securities LLC	301,193	301,193		—	—
State Street Bank & Trust Co.	116,927	103,224		—	(13,703	)(b)
UBS AG	41,498	37,355		—	(4,143	)(b)

	$51,177,596	$50,122,189		$—	$(1,055,407)

MSCI EAFE
BNP Paribas SA	$6,520,701	$6,041,181		$—	$(479,520	)(b)
BofA Securities, Inc.	6,439,812	6,439,812		—	—
Credit Suisse AG	622,168	574,910		—	(47,258	)(b)
Goldman Sachs & Co. LLC	11,577,576	10,327,972		—	(1,249,604	)(b)
HSBC Bank PLC	12,863	12,863		—	—
J.P. Morgan Securities LLC	23,145,649	21,619,867		—	(1,525,782	)(b)
Morgan Stanley	334,409,167	334,409,167		—	—
State Street Bank & Trust Co.	3,394,230	3,394,230		—	—
Wells Fargo Bank N.A	13,488	13,488		—	—

	$386,135,654	$382,833,490		$—	$(3,302,164)

MSCI EAFE Small-Cap
Barclays Bank PLC	$1,614,755	$1,542,032		$—	$(72,723	)(b)
Barclays Capital, Inc.	24,154,598	24,154,598		—	—
BNP Paribas SA	17,259,630	17,259,630		—	—
BofA Securities, Inc.	36,890,758	36,890,758		—	—
Citigroup Global Markets, Inc.	15,424,991	15,424,991		—	—
Credit Suisse AG	146,950	146,950		—	—
Credit Suisse Securities (USA) LLC	16,553,638	16,553,638		—	—
Deutsche Bank Securities, Inc.	2,095	2,095		—	—
Goldman Sachs & Co. LLC	69,815,393	69,815,393		—	—
HSBC Bank PLC	10,952,002	10,952,002		—	—
J.P. Morgan Securities LLC	42,751,280	42,751,280		—	—
Jefferies LLC	2,470,994	2,470,994		—	—
Macquarie Bank Ltd.	17,983,815	17,983,815		—	—
Morgan Stanley	128,054,616	128,054,616		—	—
National Financial Services LLC	524,690	524,690		—	—
Nomura Securities International, Inc.	2,422,310	2,422,310		—	—
Scotia Capital (USA), Inc.	2,197,722	2,197,722		—	—
SG Americas Securities LLC	2,102,409	2,102,409		—	—
State Street Bank & Trust Co.	5,307,140	5,307,140		—	—
UBS AG	18,809,843	18,809,843		—	—
UBS Securities LLC	11,719	11,719		—	—
Wells Fargo Securities LLC	583,509	550,921		—	(32,588	)(b)

	$416,034,857	$415,929,546		$—	$(105,311)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	99

Notes to Financial Statements (unaudited) (continued)

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Forward Foreign Currency Exchange Contracts: Forward foreign currency exchange contracts are entered into to gain or reduce exposure to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the Funds are denominated and in some cases, may be used to obtain exposure to a particular market.The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies, and such value may exceed the amount(s) reflected in the Statements of Assets and Liabilities. Cash amounts pledged for forward foreign currency exchange contracts are considered restricted and are included in cash pledged as collateral for OTC derivatives in the Statements of Assets and Liabilities. A Fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

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Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Currency Hedged MSCI ACWI ex U.S.	0.38%
Currency Hedged MSCI EAFE	0.38
Currency Hedged MSCI EAFE Small-Cap	0.43

For its investment advisory services to each of the iShares MSCI ACWI ex U.S. and iShares MSCI EAFE ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

For its investment advisory services to the iShares MSCI EAFE Small-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $12 billion	0.4000%
Over $12 billion, up to and including $18 billion	0.3800
Over $18 billion, up to and including $24 billion	0.3610
Over $24 billion, up to and including $30 billion	0.3430
Over $30 billion	0.3259

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.

For the iShares Currency Hedged MSCI EAFE ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI EAFE ETF (“EFA”), after taking into account any fee waivers by EFA, plus 0.03%.

For the iShares Currency Hedged MSCI ACWI ex U.S. ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI ACWI ex U.S. ETF (“ACWX”), after taking into account any fee waivers by ACWX, plus 0.03%.

For the iShares Currency Hedged MSCI EAFE Small-Cap ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investments in the iShares MSCI EAFE Small-Cap ETF (“SCZ”), taking into account any fee waivers by SCZ, plus 0.03%.

For ACWX, BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

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Notes to Financial Statements (unaudited) (continued)

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Currency Hedged MSCI ACWI ex U.S.	$228,109
Currency Hedged MSCI EAFE	5,557,489
Currency Hedged MSCI EAFE Small-Cap	220,010

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

MSCI ACWI ex U.S.	$54,363
MSCI EAFE	377,160
MSCI EAFE Small-Cap	1,949,519

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI ACWI ex U.S.	$16,977,772	$15,778,214	$(8,089,723)
MSCI EAFE	178,719,793	175,605,742	(85,378,094)
MSCI EAFE Small-Cap	323,491,743	489,379,976	203,341,574

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

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Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended January 31, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Currency Hedged MSCI ACWI ex U.S.	$7,668,877	$3,263,645
Currency Hedged MSCI EAFE	260,505,499	98,478,259
Currency Hedged MSCI EAFE Small-Cap	8,899,647	3,684,829
MSCI ACWI ex U.S.	348,806,654	136,690,007
MSCI EAFE	1,382,338,426	1,489,826,170
MSCI EAFE Small-Cap	1,192,092,177	970,487,067

For the six months ended January 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Currency Hedged MSCI ACWI ex U.S.	$10,808,274	$7,185,991
Currency Hedged MSCI EAFE	637,362,536	126,057,976
Currency Hedged MSCI EAFE Small-Cap	18,908,076	2,907,340
MSCI ACWI ex U.S.	581,058,235	45,059,770
MSCI EAFE Small-Cap	2,305,732,474	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Currency Hedged MSCI ACWI ex U.S.	$2,730,331
Currency Hedged MSCI EAFE	87,806,992
Currency Hedged MSCI EAFE Small-Cap	1,576,716
MSCI ACWI ex U.S.	401,268,461
MSCI EAFE	6,603,572,655
MSCI EAFE Small-Cap	381,902,894

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Currency Hedged MSCI ACWI ex U.S.	$113,513,741	$11,141,108	$(1,011,657)	$10,129,451
Currency Hedged MSCI EAFE	3,126,794,503	303,962,012	(25,780,874)	278,181,138
Currency Hedged MSCI EAFE Small-Cap	105,137,583	5,796,037	(745,207)	5,050,830
MSCI ACWI ex U.S.	4,408,103,974	902,519,682	(402,671,427)	499,848,255
MSCI EAFE	48,106,340,001	15,533,782,570	(8,368,221,725)	7,165,560,845
MSCI EAFE Small-Cap	14,225,468,978	2,110,028,634	(1,647,001,360)	463,027,274

9.	LINE OF CREDIT

The iShares MSCI ACWI ex U.S. ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on October 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two

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Notes to Financial Statements (unaudited) (continued)

tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Fund, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement. The Credit Agreement was terminated on August 12, 2021.
Effective August 13, 2021, the iShares Currency Hedged MSCI EAFE ETF and iShares MSCI ACWI ex U.S. ETF, along with certain other iShares funds (“Participating Funds”), are parties to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended January 31, 2022, the iShares Currency Hedged MSCI EAFE ETF did not borrow under the Credit Agreement or Syndicated Credit Agreement.

For the six months ended January 31, 2022, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Credit Agreement and Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

MSCI ACWI ex U.S.	$347,000	$11,315	1.10%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed-income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

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Notes to Financial Statements (unaudited) (continued)

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

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Notes to Financial Statements (unaudited) (continued)

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/22		Year Ended 07/31/21

iShares ETF	Shares	Amount	Shares	Amount

Currency Hedged MSCI ACWI ex U.S.
Shares sold	330,000	$10,817,020	1,100,000	$33,347,320
Shares redeemed	(230,000)	(7,202,456)	(100,000)	(2,631,294)

Net increase	100,000	$3,614,564	1,000,000	$30,716,026

Currency Hedged MSCI EAFE
Shares sold	18,250,000	$638,835,516	14,950,000	$474,171,183
Shares redeemed	(3,550,000)	(125,674,467)	(16,750,000)	(494,153,706)

Net increase (decrease)	14,700,000	$513,161,049	(1,800,000)	$(19,982,523)

Currency Hedged MSCI EAFE Small-Cap
Shares sold	510,000	$19,001,392	1,030,000	$34,871,646
Shares redeemed	(80,000)	(2,896,187)	—	—

Net increase	430,000	$16,105,205	1,030,000	$34,871,646

MSCI ACWI ex U.S.
Shares sold	14,800,000	$825,003,137	13,000,000	$680,182,994
Shares redeemed	(1,000,000)	(54,231,368)	(3,400,000)	(182,006,599)

Net increase	13,800,000	$770,771,769	9,600,000	$498,176,395

MSCI EAFE
Shares sold	3,600,000	$276,724,630	4,200,000	$317,216,783
Shares redeemed	—	—	(29,400,000)	(1,916,814,719)

Net increase (decrease)	3,600,000	$276,724,630	(25,200,000)	$(1,599,597,936)

MSCI EAFE Small-Cap
Shares sold	34,600,000	$2,626,822,412	49,800,000	$3,412,035,853
Shares redeemed	—	(32)	(30,000,000)	(2,133,648,027)

Net increase	34,600,000	$2,626,822,380	19,800,000	$1,278,387,826

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares MSCI EAFE ETF has filed claims to recover taxes withheld by Sweden on dividend income based upon certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded receivables for all recoverable taxes withheld by Sweden based upon previous determinations made by the Swedish tax authorities. Professional and other fees associated with the filing of these claims for foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund. Swedish tax claim receivables and related liabilities are disclosed in the statements of assets and liabilities. Collection of these receivables, and any payment of associated liabilities, depends upon future determinations made by the Swedish tax authorities, the outcome of which is uncertain. If such future determinations are unfavorable, the potential negative impact to the Fund, as of January 31, 2022, is $22,887,206 or $0.03 per share.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares MSCI ACWI ex U.S. and iShares MSCI EAFE Small-Cap ETFs is able to pass through to shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

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Notes to Financial Statements (unaudited) (continued)

The iShares MSCI EAFE ETF is expected to seek a closing agreement with the Internal Revenue Service (“IRS”) to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns in prior years. The Fund has accrued a liability for the estimated IRS compliance fee related to foreign withholding tax claims, which is disclosed in the Statements of Assets and Liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	107

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Currency Hedged MSCI ACWI ex U.S. ETF, iShares Currency Hedged MSCI EAFE ETF, iShares Currency Hedged MSCI EAFE Small-Cap ETF, iShares MSCI ACWI ex U.S. ETF, iShares MSCI EAFE ETF and iShares MSCI EAFE Small-Cap ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Currency Hedged MSCI ACWI ex U.S.(a)	$0.455879	$—	$0.067705	$0.523584	87%	—%	13%	100%
Currency Hedged MSCI EAFE(a)	0.483842	—	0.117364	0.601206	80	—	20	100
Currency Hedged MSCI EAFE Small-Cap(a)	0.567519	—	0.156807	0.724326	78	—	22	100
MSCI ACWI ex U.S.(a)	0.787891	—	0.115937	0.903828	87	—	13	100
MSCI EAFE(a)	1.253553	—	0.261825	1.515378	83	—	17	100
MSCI EAFE Small-Cap(a)	1.140946	—	0.312692	1.453638	78	—	22	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	109

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

JSC	Joint Stock Company

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

Counterparty Abbreviations

BBP	Barclays Bank PLC Wholesale

BNP	BNP Paribas SA

Currency Abbreviations

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

CLP	Chilean Peso

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

ILS	Israeli Shekel

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

MYR	Malaysian Ringgit

NOK	Norwegian Krone

NZD	New Zealand Dollar

RUB	Russian Ruble

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TRY	Turkish Lira

TWD	New Taiwan Dollar

USD	United States Dollar

ZAR	South African Rand

Counterparty Abbreviations (continued)

BOA	Bank of America N.A.

BSCH	Banco Santander Central Hispano

CBA	Commonwealth Bank of Australia

CITI	Citibank N.A.

DB	Deutsche Bank AG London

HSBC	HSBC Bank PLC

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

RBS	Royal Bank of Scotland PLC

SSB	State Street Bank and Trust Co.

TDB	Toronto Dominion Bank

TNTC	The Northern Trust Company

UBS	UBS AG

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	111

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-103-0122

JANUARY 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI EAFE Growth ETF | EFG | Cboe BZX

•	iShares MSCI EAFE Value ETF | EFV | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	3.44%	23.29%

U.S. small cap equities (Russell 2000® Index)	(8.41)	(1.21)

International equities (MSCI Europe, Australasia, Far East Index)	(3.43)	7.03

Emerging market equities (MSCI Emerging Markets Index)	(4.59)	(7.23)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.87)	(4.43)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(3.17)	(2.97)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.56)	(1.22)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(1.55)	2.05

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2022	iShares® MSCI EAFE Growth ETF

Investment Objective

The iShares MSCI EAFE Growth ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit growth characteristics, as represented by the MSCI EAFE Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(7.55)%	1.92%	10.35%	8.12%	1.92%	63.66%	118.35%
Fund Market	(7.86)	1.95	10.32	8.08	1.95	63.39	117.42
Index	(8.35)	0.94	10.36	8.28	0.94	63.72	121.65

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$924.50	$1.70		$1,000.00	$1,023.40	$1.79		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	19.9%
Consumer Discretionary	16.3
Health Care	16.2
Information Technology	15.9
Consumer Staples	12.9
Financials	8.4
Materials	5.1
Communication Services	3.4
Other (each representing less than 1%)	1.9

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	22.5%
France	12.6
Switzerland	12.5
United Kingdom	11.2
Netherlands	8.4
Australia	6.5
Germany	6.0
Sweden	5.4
Denmark	4.4
Hong Kong	3.2

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Fund Summary as of January 31, 2022	iShares® MSCI EAFE Value ETF

Investment Objective

The iShares MSCI EAFE Value ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities, excluding the U.S. and Canada, that exhibit value characteristics, as represented by the MSCI EAFE Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.32%	13.93%	5.12%	5.31%	13.93%	28.34%	67.71%
Fund Market	2.04	14.07	5.10	5.30	14.07	28.21	67.68
Index	1.48	12.93	5.05	5.38	12.93	27.93	68.95

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,023.20	$1.73		$1,000.00	$1,023.50	$1.73		0.34%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	27.0%
Industrials	11.4
Materials	10.2
Consumer Discretionary	9.2
Health Care	8.8
Consumer Staples	7.9
Energy	6.9
Utilities	5.9
Communication Services	5.8
Real Estate	4.8
Information Technology	2.1

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	22.5%
United Kingdom	17.2
Germany	11.6
France	10.6
Australia	8.8
Switzerland	8.2
Spain	3.1
Italy	2.8
Hong Kong	2.7
Netherlands	2.4

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 6.5%
Ampol Ltd.	349,421	$7,401,786
Aristocrat Leisure Ltd.	899,912	26,086,440
ASX Ltd.	198,066	11,747,001
BlueScope Steel Ltd.	377,390	4,946,392
Brambles Ltd.	2,148,589	14,760,907
Cochlear Ltd.	98,582	13,518,838
Coles Group Ltd.	1,292,206	14,845,767
Commonwealth Bank of Australia	927,719	61,869,335
Computershare Ltd.	529,400	7,338,331
Crown Resorts Ltd.(a)	362,363	3,122,156
CSL Ltd.	713,591	132,187,441
Domino’s Pizza Enterprises Ltd.	88,891	6,556,887
Endeavour Group Ltd./Australia	1,964,843	8,776,194
Goodman Group	2,478,778	40,928,902
IDP Education Ltd.	312,751	6,537,235
James Hardie Industries PLC	664,615	22,367,768
Macquarie Group Ltd.	344,659	45,050,894
Medibank Pvt Ltd.	2,063,399	4,521,467
Newcrest Mining Ltd.	1,218,734	18,904,223
Northern Star Resources Ltd.	1,630,050	9,714,972
Orica Ltd.	604,462	5,988,731
Qantas Airways Ltd.(a)	873,311	2,989,033
Ramsay Health Care Ltd.	96,000	4,283,137
REA Group Ltd.	78,776	8,160,936
Reece Ltd.	427,891	6,605,950
Santos Ltd.	4,811,261	24,507,272
SEEK Ltd.	503,377	10,431,583
Sonic Healthcare Ltd.	677,363	18,241,590
South32 Ltd.	4,521,279	12,439,379
Sydney Airport(a)	1,288,509	7,919,330
Transurban Group	2,960,288	26,151,850
Treasury Wine Estates Ltd.	1,061,370	7,977,504
Washington H Soul Pattinson & Co. Ltd.	316,029	6,135,357
Wesfarmers Ltd.	1,691,692	63,121,277
Westpac Banking Corp.	3,561,904	51,373,091
WiseTech Global Ltd.	217,858	7,095,494
Woolworths Group Ltd.	1,889,929	46,103,802

		770,708,252

Austria — 0.2%
Erste Group Bank AG	335,016	15,658,842
Verbund AG	99,676	10,556,698
voestalpine AG	60,850	2,022,966

		28,238,506

Belgium — 0.3%
Elia Group SA/NV	45,758	6,174,800
Sofina SA	22,598	8,997,346
UCB SA	94,744	9,427,523
Umicore SA	288,364	10,916,207

		35,515,876

Denmark — 4.4%
Ambu A/S, Class B	244,882	5,188,795
AP Moller - Maersk A/S, Class A	4,678	15,672,488
AP Moller - Maersk A/S, Class B, NVS	3,039	10,916,523
Chr Hansen Holding A/S	102,791	8,243,368
Coloplast A/S, Class B	177,171	25,764,607
Demant A/S(a)	158,384	7,007,436
DSV A/S	304,725	61,914,223
Genmab A/S(a)	98,093	33,403,559

Security	Shares	Value

Denmark (continued)
GN Store Nord A/S	185,484	$11,224,372
Novo Nordisk A/S, Class B	2,516,428	250,304,682
Novozymes A/S, Class B	306,340	21,029,449
Orsted A/S(b)	99,229	10,572,353
Pandora A/S	149,069	16,209,723
Rockwool International A/S, Class B	12,739	4,879,165
Vestas Wind Systems A/S	1,508,308	40,815,406

		523,146,149

Finland — 0.8%
Elisa OYJ	74,498	4,376,147
Kesko OYJ, Class B	409,354	12,928,701
Kone OYJ, Class B	253,343	16,407,546
Neste OYJ	630,959	28,455,947
Nokia OYJ(a)	2,828,459	16,867,865
Stora Enso OYJ, Class R	566,820	11,538,781
Wartsila OYJ Abp	354,609	4,378,147

		94,953,134

France — 12.6%
Accor SA(a)	255,257	9,381,036
Aeroports de Paris(a)(c)	44,525	6,042,078
Air Liquide SA	353,351	60,443,953
Airbus SE(a)	883,809	112,856,417
BioMerieux	60,401	7,082,795
Bureau Veritas SA	437,738	12,524,707
Capgemini SE	239,167	53,768,655
Cie. de Saint-Gobain	491,153	33,235,079
Dassault Systemes SE	991,516	47,948,099
Edenred	374,120	16,069,334
Eiffage SA	62,460	6,562,871
EssilorLuxottica SA	214,025	40,490,410
Eurofins Scientific SE	199,387	20,019,024
Getlink SE	659,610	10,405,257
Hermes International	47,262	70,960,064
Kering SA	112,455	83,977,435
La Francaise des Jeux SAEM(b)	140,456	5,815,386
Legrand SA	398,717	40,578,637
L’Oreal SA	375,011	160,184,683
LVMH Moet Hennessy Louis Vuitton SE	414,877	340,770,513
Orpea SA	75,860	3,330,573
Pernod Ricard SA	203,053	43,432,902
Remy Cointreau SA	33,657	7,018,605
Safran SA	509,906	61,733,920
Sartorius Stedim Biotech	41,258	18,092,091
Schneider Electric SE	807,779	136,833,976
Sodexo SA	132,658	12,337,677
Teleperformance	87,533	32,963,982
Ubisoft Entertainment SA(a)	135,403	7,770,031
Vivendi SE	1,163,041	15,242,079
Wendel SE	39,264	4,264,712
Worldline SA/France(a)(b)	355,427	17,227,611

		1,499,364,592

Germany — 5.7%
adidas AG	284,094	77,960,277
Bechtle AG	118,447	7,111,842
Beiersdorf AG	150,173	14,936,734
Carl Zeiss Meditec AG, Bearer	58,953	9,480,837
Delivery Hero SE(a)(b)	241,806	18,664,995
Deutsche Boerse AG	283,821	50,449,862
Deutsche Lufthansa AG, Registered(a)	435,607	3,387,200

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Deutsche Telekom AG, Registered	1,742,286	$32,892,574
E.ON SE	2,179,442	30,059,887
HelloFresh SE(a)	247,515	16,479,725
Infineon Technologies AG	1,957,771	81,301,811
KION Group AG	107,273	9,917,740
Knorr-Bremse AG	108,191	10,969,446
LANXESS AG	124,545	7,582,947
Merck KGaA	192,690	42,256,584
MTU Aero Engines AG	79,588	16,935,464
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	135,734	42,971,335
Nemetschek SE	85,037	7,860,151
Puma SE	157,402	16,834,538
Rational AG	7,510	6,295,754
SAP SE	782,732	98,202,499
Scout24 SE(b)	85,215	5,091,121
Siemens Healthineers AG(b)	420,603	27,028,898
Symrise AG	192,100	22,955,830
Zalando SE(a)(b)	331,971	26,347,841

		683,975,892

Hong Kong — 3.2%
AIA Group Ltd.	18,144,400	189,424,092
Budweiser Brewing Co. APAC Ltd.(b)	2,801,200	7,399,466
Chow Tai Fook Jewellery Group Ltd.	3,342,600	5,872,860
ESR Cayman Ltd.(a)(b)	3,151,400	10,685,449
Futu Holdings Ltd., ADR(a)(c)	92,066	3,981,854
Galaxy Entertainment Group Ltd.(a)	3,251,000	18,827,394
Hong Kong Exchanges & Clearing Ltd.	1,819,700	103,860,639
SITC International Holdings Co. Ltd.(c)	866,000	3,300,827
Techtronic Industries Co. Ltd.	2,054,500	33,899,436

		377,252,017

Ireland — 0.6%
Flutter Entertainment PLC, Class DI(a)	161,505	24,571,976
Kerry Group PLC, Class A	237,357	29,906,404
Kingspan Group PLC	229,678	22,108,124

		76,586,504

Israel — 0.7%
Check Point Software Technologies Ltd.(a)	158,622	19,194,848
CyberArk Software Ltd.(a)(c)	20,292	2,783,048
Elbit Systems Ltd.	39,757	6,622,836
Fiverr International Ltd.(a)(c)	43,713	3,729,156
Inmode Ltd.(a)(c)	74,238	3,580,499
Israel Discount Bank Ltd., Class A	1,129,147	7,571,886
Kornit Digital Ltd.(a)(c)	69,300	7,280,658
Nice Ltd.(a)	94,133	24,095,942
Wix.com Ltd.(a)	40,886	5,371,194

		80,230,067

Italy — 1.3%
Amplifon SpA	184,034	7,822,565
Atlantia SpA(a)	737,950	13,692,865
DiaSorin SpA	37,479	5,777,812
Ferrari NV	187,899	43,305,571
FinecoBank Banca Fineco SpA	860,164	14,461,305
Infrastrutture Wireless Italiane SpA(b)	503,520	5,429,156
Moncler SpA	306,059	19,642,730
Nexi SpA(a)(b)	701,638	10,263,182
Prysmian SpA	379,254	12,789,022
Recordati Industria Chimica e Farmaceutica SpA	156,714	8,779,196

Security	Shares	Value

Italy (continued)
UniCredit SpA	1,112,184	$17,676,402

		159,639,806

Japan — 22.5%
Advantest Corp.	299,200	25,465,673
Aeon Co. Ltd.	980,100	22,333,683
Ajinomoto Co. Inc.	343,900	9,595,321
ANA Holdings Inc.(a)	83,900	1,771,778
Asahi Intecc Co. Ltd.	323,000	5,510,697
Azbil Corp.	181,000	7,109,263
Bandai Namco Holdings Inc.	299,500	21,051,299
Benefit One Inc.	119,900	3,646,558
Capcom Co. Ltd.	255,200	6,160,717
Chugai Pharmaceutical Co. Ltd.	1,006,900	32,703,874
Cosmos Pharmaceutical Corp.	29,500	3,684,099
CyberAgent Inc.	593,300	6,918,001
Daifuku Co. Ltd.	151,800	10,538,678
Daiichi Sankyo Co. Ltd.	2,614,900	58,756,761
Daikin Industries Ltd.	373,500	78,414,101
Denso Corp.	646,500	48,250,675
Disco Corp.	43,200	11,877,999
Eisai Co. Ltd.	355,700	17,815,241
FANUC Corp.	285,900	56,536,244
Fast Retailing Co. Ltd.	87,000	51,196,435
FUJIFILM Holdings Corp.	189,000	12,669,803
Fujitsu Ltd.	293,300	38,773,767
GMO Payment Gateway Inc.	63,100	5,537,138
Hakuhodo DY Holdings Inc.	173,500	2,657,627
Hamamatsu Photonics KK	210,300	10,759,219
Hikari Tsushin Inc.	20,400	2,449,321
Hirose Electric Co. Ltd.	24,300	3,622,103
Hitachi Ltd.	508,000	26,403,810
Hitachi Metals Ltd.(a)	209,500	3,777,847
Hoshizaki Corp.	41,100	3,037,060
Hoya Corp.	551,300	71,486,159
Hulic Co. Ltd.	198,100	1,914,766
Ibiden Co. Ltd.	158,300	8,845,862
Isuzu Motors Ltd.	437,100	5,354,475
Ito En Ltd.	78,900	4,249,876
ITOCHU Corp.	891,100	28,627,892
Itochu Techno-Solutions Corp.	143,400	3,911,969
Japan Airlines Co. Ltd.(a)	77,500	1,466,887
Japan Exchange Group Inc.	794,100	16,335,307
JSR Corp.	303,600	10,063,790
Kakaku.com Inc.	199,600	4,134,027
Kansai Paint Co. Ltd.	260,400	5,405,329
Kao Corp.	462,900	23,131,832
Keio Corp.	77,111	3,468,499
Keisei Electric Railway Co. Ltd.	123,500	3,485,310
Keyence Corp.	290,148	148,823,410
Kikkoman Corp.	218,000	16,478,166
Kintetsu Group Holdings Co. Ltd.(a)	164,000	4,765,106
Kobayashi Pharmaceutical Co. Ltd.	79,000	6,151,961
Kobe Bussan Co. Ltd.	199,900	6,222,767
Koei Tecmo Holdings Co. Ltd.	87,050	3,149,176
Koito Manufacturing Co. Ltd.	156,700	7,867,984
Komatsu Ltd.	1,306,600	32,833,472
Konami Holdings Corp.	136,800	7,374,861
Kose Corp.	32,400	2,962,317
Kubota Corp.	528,100	11,325,383
Kurita Water Industries Ltd.	144,700	5,884,009

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kyowa Kirin Co. Ltd.	404,800	$10,089,553
Lasertec Corp.	112,400	25,215,519
Lawson Inc.	75,200	3,295,947
Lion Corp.	168,600	2,202,917
M3 Inc.	661,400	25,428,574
Makita Corp.	335,900	12,570,529
McDonald’s Holdings Co. Japan Ltd.	118,300	5,166,211
Mercari Inc.(a)	150,900	5,698,852
MinebeaMitsumi Inc.	544,700	13,329,126
Misumi Group Inc.	425,400	13,800,774
Mitsubishi Chemical Holdings Corp.	671,800	5,269,722
Mitsui & Co. Ltd.	818,700	20,414,587
Miura Co. Ltd.	127,200	3,755,596
MonotaRO Co. Ltd.	365,500	6,005,455
Murata Manufacturing Co. Ltd.	861,200	64,747,831
NEC Corp.	384,200	14,988,906
Nexon Co. Ltd.	739,800	13,946,426
Nidec Corp.	667,800	59,186,977
Nihon M&A Center Holdings Inc.	454,000	7,147,417
Nintendo Co. Ltd.	166,900	81,787,907
Nippon Paint Holdings Co. Ltd.	1,237,500	9,896,801
Nippon Prologis REIT Inc.	1,084	3,382,337
Nippon Sanso Holdings Corp.	227,400	4,515,887
Nippon Shinyaku Co. Ltd.	74,500	4,870,125
Nissan Chemical Corp.	178,100	9,663,400
Nissin Foods Holdings Co. Ltd.	61,800	4,383,636
Nitori Holdings Co. Ltd.	119,700	17,148,531
Nomura Research Institute Ltd.	503,570	17,627,909
NTT Data Corp.	946,000	18,135,514
Obic Co. Ltd.	104,600	17,282,187
Odakyu Electric Railway Co. Ltd.	220,700	3,899,935
Olympus Corp.	1,653,800	37,007,162
Omron Corp.	278,200	20,339,056
Ono Pharmaceutical Co. Ltd.	546,400	13,251,130
Open House Group Co. Ltd.	122,900	6,362,925
Oracle Corp. Japan	56,200	4,203,228
Oriental Land Co. Ltd./Japan	298,500	51,963,884
Otsuka Corp.	168,800	6,849,360
Pan Pacific International Holdings Corp.	602,800	8,112,981
Persol Holdings Co. Ltd.	262,100	6,766,320
Pola Orbis Holdings Inc.	49,700	740,747
Rakuten Group Inc.(a)	827,600	7,179,740
Recruit Holdings Co. Ltd.	2,027,200	100,201,612
Renesas Electronics Corp.(a)	1,884,200	21,624,606
Ricoh Co. Ltd.	653,200	5,515,890
Rinnai Corp.	35,200	3,143,536
Rohm Co. Ltd.	83,600	7,042,222
SCSK Corp.	232,500	3,934,237
Secom Co. Ltd.	204,600	14,406,713
SG Holdings Co. Ltd.	471,800	10,015,497
Sharp Corp./Japan	322,700	3,587,169
Shimadzu Corp.	355,100	12,812,622
Shimano Inc.	110,500	24,778,752
Shin-Etsu Chemical Co. Ltd.	530,900	88,824,499
Shionogi & Co. Ltd.	139,000	7,921,979
Shiseido Co. Ltd.	597,000	30,115,060
SMC Corp.	85,300	47,577,055
Sohgo Security Services Co. Ltd.	105,800	3,837,106
Sony Group Corp.	1,884,500	210,816,122
Square Enix Holdings Co. Ltd.	125,600	6,159,163

Security	Shares	Value

Japan (continued)
SUMCO Corp.	495,900	$9,142,453
Suzuki Motor Corp.	276,200	11,758,971
Sysmex Corp.	251,200	23,911,949
TDK Corp.	582,900	21,051,363
Terumo Corp.	968,300	35,346,658
TIS Inc.	334,100	8,787,051
Tobu Railway Co. Ltd.	278,800	6,530,388
Toho Co. Ltd./Tokyo	109,100	4,226,280
Tokio Marine Holdings Inc.	468,100	27,933,237
Tokyo Electron Ltd.	223,300	109,223,392
Tokyu Corp.	370,400	4,921,813
TOTO Ltd.	134,700	5,797,549
Toyo Suisan Kaisha Ltd.	64,200	2,630,452
Trend Micro Inc/Japan(a)	100,000	5,305,259
Tsuruha Holdings Inc.	57,100	4,599,082
Unicharm Corp.	605,000	23,379,318
Welcia Holdings Co. Ltd.	140,300	3,789,198
Yakult Honsha Co. Ltd.	192,300	9,749,892
Yamaha Corp.	201,000	9,156,585
Yamaha Motor Co. Ltd.	223,200	5,315,175
Yamato Holdings Co. Ltd.	426,200	9,075,603
Yaskawa Electric Corp.	359,800	15,064,956
Yokogawa Electric Corp.	171,600	2,811,750
Z Holdings Corp.	2,008,600	10,201,008
ZOZO Inc.	183,400	4,887,135

		2,679,287,362

Netherlands — 8.4%
Adyen NV(a)(b)	29,568	60,167,847
Akzo Nobel NV	279,156	28,894,782
Argenx SE(a)	24,039	6,432,640
ASM International NV	69,844	23,997,027
ASML Holding NV	617,705	418,368,184
CNH Industrial NV	1,525,984	23,259,189
Davide Campari-Milano NV	779,446	9,786,177
Euronext NV(b)	127,698	12,311,657
EXOR NV	161,504	13,542,260
Heineken Holding NV	171,683	15,051,788
Heineken NV	386,325	41,432,058
IMCD NV	84,948	14,612,743
InPost SA(a)	291,953	2,370,152
JDE Peet’s NV	150,494	4,506,411
Just Eat Takeaway.com NV(a)(b)	92,814	4,583,234
Koninklijke DSM NV	260,711	48,872,990
Koninklijke Philips NV	684,038	22,753,351
Prosus NV	1,398,946	116,386,517
QIAGEN NV(a)	340,524	16,832,865
STMicroelectronics NV	1,018,333	47,882,761
Universal Music Group NV	1,083,139	26,741,760
Wolters Kluwer NV	398,826	40,591,945

		999,378,338

New Zealand — 0.3%
Auckland International Airport Ltd.(a)	1,219,469	5,788,691
Fisher & Paykel Healthcare Corp. Ltd.	864,290	15,901,662
Meridian Energy Ltd.	671,876	1,936,727
Xero Ltd.(a)	199,278	16,142,604

		39,769,684

Norway — 0.3%
Adevinta ASA(a)	400,448	4,201,239
Aker BP ASA	188,889	6,544,855

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Mowi ASA	687,712	$16,879,140
Schibsted ASA, Class A	108,720	3,220,786
Schibsted ASA, Class B	141,830	3,699,636

		34,545,656

Portugal — 0.1%
Jeronimo Martins SGPS SA	422,269	10,147,566

Singapore — 1.1%
DBS Group Holdings Ltd.	1,357,900	35,667,780
Genting Singapore Ltd.	8,933,000	4,881,368
Oversea-Chinese Banking Corp. Ltd.	1,777,200	16,542,644
Sea Ltd., ADR(a)	206,491	31,037,662
Singapore Airlines Ltd.(a)(c)	1,304,900	4,867,414
Singapore Exchange Ltd.	1,088,100	7,531,577
Singapore Technologies Engineering Ltd.	2,301,400	6,396,643
Singapore Telecommunications Ltd.	12,380,200	22,448,085
Venture Corp. Ltd.	413,600	5,418,878

		134,792,051

Spain — 1.5%
Aena SME SA(a)(b)	112,449	18,169,802
Amadeus IT Group SA(a)	672,092	46,213,182
Cellnex Telecom SA(b)	760,954	34,505,906
EDP Renovaveis SA	274,576	5,771,988
Ferrovial SA	720,351	20,017,515
Industria de Diseno Textil SA	1,629,349	49,417,171
Siemens Gamesa Renewable Energy SA(a)	349,349	7,559,167

		181,654,731

Sweden — 5.4%
Alfa Laval AB	468,991	15,843,080
Assa Abloy AB, Class B	1,494,202	40,914,373
Atlas Copco AB, Class A	1,006,687	59,581,814
Atlas Copco AB, Class B	584,959	29,916,428
Embracer Group AB(a)(c)	833,728	8,365,067
Epiroc AB, Class A	982,675	20,969,426
Epiroc AB, Class B	579,968	10,496,752
EQT AB	441,658	17,307,048
Evolution AB(b)	257,012	31,976,693
Fastighets AB Balder, Class B(a)	102,436	6,786,266
Getinge AB, Class B	342,856	13,404,152
H & M Hennes & Mauritz AB, Class B	1,089,074	21,684,384
Hexagon AB, Class B	2,942,415	39,687,495
Investment AB Latour, Class B	217,691	6,773,230
Investor AB	747,511	17,005,335
Investor AB, Class B	2,722,023	59,100,362
Kinnevik AB, Class B(a)	362,905	10,846,727
L E Lundbergforetagen AB, Class B	38,790	1,982,035
Lifco AB, Class B	349,282	8,187,255
Lundin Energy AB	294,926	11,994,015
Nibe Industrier AB, Class B	2,130,066	20,245,334
Sagax AB, Class B	241,303	7,043,678
Sandvik AB	1,686,662	44,417,433
Sinch AB(a)(b)(c)	778,251	8,001,143
Swedish Match AB	2,368,736	18,327,578
Telefonaktiebolaget LM Ericsson, Class B	4,360,911	54,450,742
Volvo AB, Class A	300,215	6,867,105
Volvo AB, Class B	2,131,802	48,107,136

		640,282,086

Switzerland — 12.5%
Alcon Inc.	745,455	57,481,000

Security	Shares	Value

Switzerland (continued)
Bachem Holding AG, Class B, Registered	9,300	$5,547,555
Barry Callebaut AG, Registered	5,349	12,279,313
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,031	11,965,119
Chocoladefabriken Lindt & Spruengli AG, Registered	156	17,962,769
Cie. Financiere Richemont SA, Class A, Registered	778,900	113,200,495
Clariant AG, Registered	161,831	3,430,021
EMS-Chemie Holding AG, Registered	6,739	6,816,373
Geberit AG, Registered	53,474	36,331,845
Givaudan SA, Registered	13,779	57,085,357
Kuehne + Nagel International AG, Registered	81,138	22,912,312
Logitech International SA, Registered	258,347	21,708,775
Lonza Group AG, Registered	111,636	76,966,533
Nestle SA, Registered	2,734,403	353,116,115
Partners Group Holding AG	34,316	47,843,286
Roche Holding AG, Bearer	47,712	19,647,626
Roche Holding AG, NVS	1,049,936	406,324,340
Schindler Holding AG, Participation Certificates, NVS	60,697	15,233,972
Schindler Holding AG, Registered	29,812	7,479,020
SGS SA, Registered	5,811	16,570,484
Siemens Energy AG(a)	294,485	6,623,808
Sika AG, Registered	212,555	74,367,485
Sonova Holding AG, Registered	81,743	29,120,124
Straumann Holding AG, Registered	15,462	25,621,825
Temenos AG, Registered	100,706	12,071,102
VAT Group AG(b)	40,273	16,423,625
Vifor Pharma AG	72,732	12,884,257

		1,487,014,536

United Kingdom — 11.2%
Ashtead Group PLC	667,399	47,737,702
Associated British Foods PLC	534,091	14,097,814
AstraZeneca PLC	1,504,859	175,057,140
Auto Trader Group PLC(b)	1,437,365	13,024,878
AVEVA Group PLC	176,221	6,992,769
Barclays PLC	8,841,784	23,720,893
Bunzl PLC	176,986	6,629,359
Burberry Group PLC	603,035	15,298,358
Coca-Cola Europacific Partners PLC	305,839	17,478,699
Compass Group PLC	2,661,457	60,488,595
Croda International PLC	208,427	22,509,689
Diageo PLC	3,488,373	176,028,035
Entain PLC(a)	873,630	18,913,519
Experian PLC	1,375,683	57,459,368
Ferguson PLC	331,640	52,163,793
Halma PLC	566,759	19,209,541
Hikma Pharmaceuticals PLC	252,944	7,105,992
Informa PLC(a)	2,253,451	17,045,933
InterContinental Hotels Group PLC(a)	273,175	18,049,596
Intertek Group PLC	240,676	17,465,965
JD Sports Fashion PLC	3,854,450	9,883,452
London Stock Exchange Group PLC	500,272	48,983,339
Melrose Industries PLC	6,555,102	13,352,845
Next PLC	198,407	20,214,831
NMC Health PLC(a)(d)	50,450	1
Ocado Group PLC(a)	356,097	7,255,681
Reckitt Benckiser Group PLC	692,554	56,112,182
RELX PLC	2,899,118	89,177,985
Rentokil Initial PLC	2,774,878	19,431,733
Rolls-Royce Holdings PLC(a)	12,485,361	19,570,558
Sage Group PLC (The)	789,847	7,718,365

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Segro PLC	899,702	$15,861,522
Spirax-Sarco Engineering PLC	110,113	19,848,496
Standard Chartered PLC	1,381,046	10,057,811
Unilever PLC	3,878,639	198,903,775
Whitbread PLC(a)	151,412	6,230,235

		1,329,080,449

Total Common Stocks — 99.6% (Cost: $10,120,843,769)		11,865,563,254

Preferred Stocks

Germany — 0.2%
Fuchs Petrolub SE, Preference Shares, NVS(c)	66,002	2,852,287
Sartorius AG, Preference Shares, NVS	39,130	21,125,402

		23,977,689

Total Preferred Stocks — 0.2% (Cost: $15,012,134)		23,977,689

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	33,795,354	33,805,493

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	3,950,000	$3,950,000

		37,755,493

Total Short-Term Investments — 0.3% (Cost: $37,751,507)		37,755,493

Total Investments in Securities — 100.1% (Cost: $10,173,607,410)		11,927,296,436

Other Assets, Less Liabilities — (0.1)%		(9,407,600)

Net Assets — 100.0%		$11,917,888,836

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$9,848,791	$23,963,982	(a)	$—	$(5,550)	$(1,730)	$33,805,493	33,795,354	$97,850	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,140,000	810,000	(a)	—	—	—	3,950,000	3,950,000	105		—

					$(5,550)	$(1,730)	$37,755,493		$97,955		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	54	03/10/22	$8,999	$(368,334)
Euro STOXX 50 Index	265	03/18/22	12,455	(178,421)

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Growth ETF

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
FTSE 100 Index	34	03/18/22	$3,408	$80,652

				$(466,103)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$80,652

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$546,755

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,834,347

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(208,325)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$40,095,358

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Growth ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$116,100,023	$11,749,463,230	$1	$11,865,563,254
Preferred Stocks	—	23,977,689	—	23,977,689
Money Market Funds	37,755,493	—	—	37,755,493

	$153,855,516	$11,773,440,919	$1	$11,927,296,436

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$80,652	$—	$80,652
Liabilities
Futures Contracts	—	(546,755)	—	(546,755)

	$—	$(466,103)	$—	$(466,103)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.8%
APA Group	2,278,454	$15,452,124
ASX Ltd.	128,469	7,619,306
Aurizon Holdings Ltd.	3,490,847	8,733,593
AusNet Services Ltd.	3,691,513	6,792,748
Australia & New Zealand Banking Group Ltd.	5,393,030	101,921,989
BHP Group Ltd.(a)	5,590,765	179,298,925
BHP Group Ltd.	4,002,224	126,329,362
BlueScope Steel Ltd.	476,809	6,249,461
Coles Group Ltd.	885,344	10,171,451
Commonwealth Bank of Australia	2,185,275	145,735,412
Computershare Ltd.	365,448	5,065,694
Crown Resorts Ltd.(b)	239,110	2,060,196
Dexus	2,038,675	14,841,374
Evolution Mining Ltd.	3,475,150	8,731,075
Fortescue Metals Group Ltd.	3,208,404	45,052,736
Glencore PLC	18,922,307	98,577,903
GPT Group (The)	3,630,977	12,866,927
Insurance Australia Group Ltd.	4,707,440	14,199,399
Lendlease Corp. Ltd.	1,305,726	9,240,026
Macquarie Group Ltd.	232,367	30,373,038
Magellan Financial Group Ltd.	265,050	3,526,733
Medibank Pvt Ltd.	2,600,816	5,699,093
Mirvac Group	7,473,097	13,848,875
National Australia Bank Ltd.	6,238,209	120,369,011
Origin Energy Ltd.	3,378,948	13,520,859
Qantas Airways Ltd.(b)	889,424	3,044,182
QBE Insurance Group Ltd.	2,795,454	22,194,896
Ramsay Health Care Ltd.	225,647	10,067,469
Rio Tinto Ltd.	703,279	55,914,667
Rio Tinto PLC	2,128,160	150,004,031
Scentre Group	9,836,209	20,421,404
South32 Ltd.	3,101,713	8,533,732
Stockland	4,525,183	13,043,512
Suncorp Group Ltd.	2,444,915	19,202,101
Sydney Airport(b)	889,290	5,465,682
Tabcorp Holdings Ltd.	4,212,333	14,800,372
Telstra Corp. Ltd.	7,888,358	21,929,005
Transurban Group	2,033,790	17,966,959
Vicinity Centres	7,338,493	8,507,576
Westpac Banking Corp.	2,432,836	35,088,623
Woodside Petroleum Ltd.	1,825,776	32,624,799

		1,445,086,320

Austria — 0.2%
Erste Group Bank AG	228,225	10,667,369
OMV AG	279,114	17,082,998
Raiffeisen Bank International AG	280,746	7,890,996
voestalpine AG	144,942	4,818,616

		40,459,979

Belgium — 1.3%
Ageas SA/NV	327,983	15,787,314
Anheuser-Busch InBev SA/NV	1,443,470	90,997,935
Etablissements Franz Colruyt NV	103,412	4,200,564
Groupe Bruxelles Lambert SA	214,033	22,966,360
KBC Group NV	473,674	41,195,118
Proximus SADP	288,667	5,894,747
Solvay SA	140,512	16,930,176
UCB SA	121,283	12,068,292

		210,040,506

Security	Shares	Value

Denmark — 0.8%
AP Moller - Maersk A/S, Class B, NVS	7,132	$25,619,165
Carlsberg A/S, Class B	190,255	30,808,107
Chr Hansen Holding A/S	70,933	5,688,502
Danske Bank A/S	1,307,171	25,373,802
Orsted A/S(c)	233,954	24,926,628
Tryg A/S	686,850	16,275,466

		128,691,670

Finland — 1.6%
Elisa OYJ	175,290	10,296,852
Fortum OYJ	845,502	23,014,337
Kone OYJ, Class B	322,052	20,857,426
Nokia OYJ(b)	6,641,350	39,606,513
Nordea Bank Abp	6,137,947	72,904,582
Orion OYJ, Class B	203,900	8,291,127
Sampo OYJ, Class A	944,896	46,897,853
Stora Enso OYJ, Class R	390,966	7,958,913
UPM-Kymmene OYJ	1,011,426	36,862,928
Wartsila OYJ Abp	454,602	5,612,701

		272,303,232

France — 10.6%
Air Liquide SA	448,728	76,759,070
Alstom SA	601,267	19,492,910
Amundi SA(c)	116,889	9,086,520
ArcelorMittal SA	1,272,008	37,783,761
Arkema SA	117,132	17,320,086
AXA SA	3,667,968	116,168,197
BNP Paribas SA	2,130,776	152,114,785
Bollore SA	1,697,213	9,148,327
Bouygues SA	433,619	15,292,466
Carrefour SA	1,194,813	22,739,192
Cie. de Saint-Gobain	335,530	22,704,465
Cie. Generale des Etablissements Michelin SCA	320,997	53,710,440
CNP Assurances	325,270	8,006,575
Covivio	98,534	8,228,385
Credit Agricole SA	2,343,462	35,256,085
Danone SA	1,237,551	77,162,624
Dassault Aviation SA	48,111	5,717,628
Eiffage SA	78,914	8,291,745
Electricite de France SA	907,657	8,730,033
Engie SA	3,460,586	53,230,050
EssilorLuxottica SA	272,003	51,459,002
Eurazeo SE	76,073	6,044,634
Faurecia SE	222,445	9,860,555
Gecina SA	87,041	11,810,787
Ipsen SA	71,425	6,949,707
Klepierre SA	385,286	10,247,934
Orange SA	3,780,012	44,405,513
Pernod Ricard SA	138,936	29,718,318
Publicis Groupe SA	432,013	29,273,578
Renault SA(b)	364,502	14,486,189
Sanofi	2,154,762	225,306,245
SEB SA	53,106	8,059,897
Societe Generale SA	1,535,906	57,013,340
Thales SA	203,485	18,770,968
TotalEnergies SE	4,753,405	270,313,886
Unibail-Rodamco-Westfield(b)	238,038	18,137,832
Valeo	435,466	12,188,085
Veolia Environnement SA	1,241,898	44,863,283

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Vinci SA	1,019,331	$111,725,335

		1,737,578,432

Germany — 10.7%
Allianz SE, Registered	781,280	200,595,607
Aroundtown SA	1,894,105	11,699,003
BASF SE	1,739,897	133,256,776
Bayer AG, Registered	1,861,091	113,068,453
Bayerische Motoren Werke AG	627,412	66,407,106
Brenntag SE	292,726	25,079,668
Commerzbank AG(b)	1,899,626	16,403,845
Continental AG(b)	208,521	20,216,134
Covestro AG(c)	366,104	21,963,670
Daimler AG, Registered	1,620,890	129,336,854
Daimler Truck Holding AG(b)	779,954	27,496,398
Deutsche Bank AG, Registered(b)	3,915,582	54,518,693
Deutsche Lufthansa AG, Registered(b)	567,507	4,412,830
Deutsche Post AG, Registered	1,878,493	113,048,811
Deutsche Telekom AG, Registered	4,104,321	77,485,374
E.ON SE	1,497,080	20,648,430
Evonik Industries AG	397,514	12,968,371
Fresenius Medical Care AG & Co. KGaA	388,597	26,422,021
Fresenius SE & Co. KGaA	793,590	32,759,676
GEA Group AG	290,793	13,738,555
Hannover Rueck SE	114,280	23,055,091
HeidelbergCement AG	283,605	19,735,664
Henkel AG & Co. KGaA	196,967	15,562,554
LEG Immobilien SE	138,812	18,414,621
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	92,904	29,412,004
RWE AG	1,217,064	51,338,516
SAP SE	989,060	124,088,658
Scout24 SE(c)	58,893	3,518,529
Siemens AG, Registered	1,449,658	230,163,799
Telefonica Deutschland Holding AG	1,975,867	5,672,261
Uniper SE	175,655	7,948,352
United Internet AG, Registered(d)	183,482	7,195,547
Volkswagen AG	61,503	17,809,920
Vonovia SE	1,397,674	79,605,610

		1,755,047,401

Hong Kong — 2.7%
BOC Hong Kong Holdings Ltd.	7,019,000	27,102,727
CK Asset Holdings Ltd.	3,786,500	25,276,428
CK Hutchison Holdings Ltd.	5,102,000	36,261,569
CK Infrastructure Holdings Ltd.	1,266,500	7,804,639
CLP Holdings Ltd.	3,125,500	31,278,451
Hang Lung Properties Ltd.	3,843,088	8,211,547
Hang Seng Bank Ltd.	1,448,200	28,671,180
Henderson Land Development Co. Ltd.	2,733,794	11,955,411
HK Electric Investments & HK Electric Investments Ltd., Class SS	5,290,000	5,264,863
HKT Trust & HKT Ltd., Class SS	7,176,000	9,792,334
Hong Kong & China Gas Co. Ltd.	21,292,650	32,817,473
Hongkong Land Holdings Ltd.	2,211,900	11,979,458
Jardine Matheson Holdings Ltd.	409,600	24,192,182
Link REIT	3,965,900	34,049,268
Melco Resorts & Entertainment Ltd., ADR(b)	409,632	4,325,714
MTR Corp. Ltd.	2,945,000	15,940,771
New World Development Co. Ltd.	2,905,250	11,860,129
Power Assets Holdings Ltd.	2,683,500	16,489,054

Security	Shares	Value

Hong Kong (continued)
Sands China Ltd.(b)	4,593,200	$12,807,917
Sino Land Co. Ltd.	6,310,000	8,175,828
SITC International Holdings Co. Ltd.	1,667,000	6,353,901
Sun Hung Kai Properties Ltd.	2,466,500	30,092,549
Swire Pacific Ltd., Class A	936,000	5,670,361
Swire Properties Ltd.	2,215,000	5,904,574
WH Group Ltd.(c)	15,859,000	10,609,825
Wharf Real Estate Investment Co. Ltd.	3,165,419	15,054,834
Xinyi Glass Holdings Ltd.	3,431,000	9,095,459

		447,038,446

Ireland — 0.7%
CRH PLC	1,475,761	74,069,015
Flutter Entertainment PLC, Class DI(b)	112,545	17,123,018
Smurfit Kappa Group PLC	466,291	24,576,159

		115,768,192

Israel — 0.7%
Azrieli Group Ltd.	80,486	7,277,160
Bank Hapoalim BM	2,047,666	21,250,137
Bank Leumi Le-Israel BM	2,617,942	28,077,406
CyberArk Software Ltd.(a)(b)	49,011	6,721,859
ICL Group Ltd.	1,338,815	12,107,596
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	773,273	5,185,449
Mizrahi Tefahot Bank Ltd.	266,490	10,301,825
Teva Pharmaceutical Industries Ltd., ADR(b)	2,126,784	17,928,789
Wix.com Ltd.(b)	53,133	6,980,082

		115,830,306

Italy — 2.8%
Assicurazioni Generali SpA	2,096,913	44,129,001
Enel SpA	15,413,383	118,630,607
Eni SpA	4,781,438	71,822,891
Intesa Sanpaolo SpA	31,288,306	92,983,792
Mediobanca Banca di Credito Finanziario SpA	1,177,746	13,492,981
Poste Italiane SpA(c)	990,456	13,294,495
Snam SpA	3,885,610	21,773,712
Telecom Italia SpA	18,894,644	8,904,660
Tenaris SA	906,260	11,062,636
Terna - Rete Elettrica Nazionale	2,712,248	21,311,249
UniCredit SpA	2,624,886	41,718,402

		459,124,426

Japan — 22.4%
AGC Inc.	369,900	16,976,703
Aisin Corp.	277,200	10,065,955
Ajinomoto Co. Inc.	443,900	12,385,470
ANA Holdings Inc.(b)	197,400	4,168,642
Asahi Group Holdings Ltd.	865,100	35,313,990
Asahi Kasei Corp.	2,379,600	23,505,501
Astellas Pharma Inc.	3,526,500	56,919,697
Bridgestone Corp.	1,083,400	47,443,409
Brother Industries Ltd.	448,400	8,257,762
Canon Inc.	1,896,100	44,844,143
Central Japan Railway Co.	271,500	35,623,679
Chiba Bank Ltd. (The)	1,009,800	6,528,023
Chubu Electric Power Co. Inc.	1,237,400	12,393,675
Concordia Financial Group Ltd.	2,069,600	8,504,718
Dai Nippon Printing Co. Ltd.	419,600	10,072,550
Dai-ichi Life Holdings Inc.	1,904,800	42,876,003
Daito Trust Construction Co. Ltd.	125,800	14,425,052
Daiwa House Industry Co. Ltd.	1,071,100	31,258,086

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiwa House REIT Investment Corp.	4,151	$12,365,689
Daiwa Securities Group Inc.	2,761,100	16,637,552
Dentsu Group Inc.	412,200	14,275,216
East Japan Railway Co.	572,100	32,668,559
ENEOS Holdings Inc.	5,822,050	23,187,041
Fuji Electric Co. Ltd.	240,400	12,848,481
FUJIFILM Holdings Corp.	445,300	29,851,128
GLP J-REIT	8,077	13,000,836
Hakuhodo DY Holdings Inc.	222,300	3,405,132
Hankyu Hanshin Holdings Inc.	431,900	12,577,550
Hikari Tsushin Inc.	13,300	1,596,861
Hino Motors Ltd.	548,900	4,771,263
Hirose Electric Co. Ltd.	29,190	4,350,995
Hitachi Construction Machinery Co. Ltd.	204,600	5,202,426
Hitachi Ltd.	1,192,800	61,996,977
Hitachi Metals Ltd.(b)	144,700	2,609,329
Honda Motor Co. Ltd.	3,090,800	91,032,626
Hoshizaki Corp.	53,600	3,960,740
Hulic Co. Ltd.	466,900	4,512,895
Idemitsu Kosan Co. Ltd.	395,183	10,125,236
Iida Group Holdings Co. Ltd.	276,100	5,744,155
Inpex Corp.	1,941,900	19,631,622
Isuzu Motors Ltd.	552,000	6,762,000
ITOCHU Corp.	1,125,600	36,161,547
Japan Airlines Co. Ltd.(b)	176,800	3,346,396
Japan Metropolitan Fund Invest	13,287	11,197,122
Japan Post Bank Co. Ltd.	768,800	7,563,267
Japan Post Holdings Co. Ltd.	4,643,000	39,630,465
Japan Post Insurance Co. Ltd.	377,800	6,624,218
Japan Real Estate Investment Corp.	2,363	12,994,008
Japan Tobacco Inc.	2,275,200	45,424,087
JFE Holdings Inc.	932,500	11,979,683
Kajima Corp.	852,600	10,297,364
Kansai Electric Power Co. Inc. (The)	1,354,300	12,783,406
Kao Corp.	317,100	15,845,980
KDDI Corp.	3,055,600	97,622,459
Keio Corp.	97,600	4,390,107
Keisei Electric Railway Co. Ltd.	87,000	2,455,238
Kintetsu Group Holdings Co. Ltd.(b)	111,900	3,251,313
Kirin Holdings Co. Ltd.	1,560,200	25,007,111
Kose Corp.	21,200	1,938,306
Kubota Corp.	1,265,600	27,141,458
Kyocera Corp.	609,600	37,594,824
Lion Corp.	216,300	2,826,162
Lixil Corp.	503,300	11,520,609
Marubeni Corp.	2,967,500	30,535,392
Mazda Motor Corp.(b)	1,080,800	8,326,214
Medipal Holdings Corp.	349,800	6,294,668
MEIJI Holdings Co. Ltd.	231,800	14,460,053
Mitsubishi Chemical Holdings Corp.	1,581,500	12,405,576
Mitsubishi Corp.	2,393,400	81,261,722
Mitsubishi Electric Corp.	3,460,200	43,333,463
Mitsubishi Estate Co. Ltd.	2,240,400	32,267,188
Mitsubishi Gas Chemical Co. Inc.	300,300	5,752,340
Mitsubishi HC Capital Inc.	1,258,300	6,498,719
Mitsubishi Heavy Industries Ltd.	608,700	16,531,921
Mitsubishi UFJ Financial Group Inc.	23,168,900	140,433,183
Mitsui & Co. Ltd.	1,921,000	47,900,845
Mitsui Chemicals Inc.	347,500	9,293,759
Mitsui Fudosan Co. Ltd.	1,738,700	37,273,090

Security	Shares	Value

Japan (continued)
Mizuho Financial Group Inc.	4,573,220	$61,948,841
MS&AD Insurance Group Holdings Inc.	845,108	28,986,798
NGK Insulators Ltd.	487,600	8,239,332
Nippon Building Fund Inc.	2,835	16,417,877
Nippon Express Holdings Co., NVS	145,500	8,622,874
Nippon Prologis REIT Inc.	2,533	7,903,560
Nippon Steel Corp.	1,619,400	26,468,374
Nippon Telegraph & Telephone Corp.	2,436,500	69,727,107
Nippon Yusen KK	306,700	24,043,230
Nissan Motor Co. Ltd.(b)	4,403,700	23,306,967
Nisshin Seifun Group Inc.	375,930	5,278,877
Nissin Foods Holdings Co. Ltd.	44,500	3,156,502
Nitto Denko Corp.	268,100	20,874,164
Nomura Holdings Inc.	5,827,700	25,744,132
Nomura Real Estate Holdings Inc.	225,400	5,278,154
Nomura Real Estate Master Fund Inc.	8,050	11,168,833
Obayashi Corp.	1,233,800	9,996,428
Odakyu Electric Railway Co. Ltd.	275,300	4,864,759
Oji Holdings Corp.	1,542,300	8,209,780
ORIX Corp.	2,314,000	47,731,161
Orix JREIT Inc.	4,998	7,172,403
Osaka Gas Co. Ltd.	718,900	12,225,890
Otsuka Holdings Co. Ltd.	738,700	25,202,456
Panasonic Corp.	4,186,100	46,086,891
Pola Orbis Holdings Inc.	108,800	1,621,595
Rakuten Group Inc.(b)	578,800	5,021,307
Resona Holdings Inc.	3,911,600	16,809,852
Ricoh Co. Ltd.	451,800	3,815,186
Rinnai Corp.	22,900	2,045,084
Rohm Co. Ltd.	58,800	4,953,142
Ryohin Keikaku Co. Ltd.	478,300	6,868,086
Santen Pharmaceutical Co. Ltd.	684,400	7,770,795
SBI Holdings Inc.	464,300	11,976,991
Secom Co. Ltd.	140,200	9,872,049
Seiko Epson Corp.	531,400	8,277,352
Sekisui Chemical Co. Ltd.	714,800	12,497,554
Sekisui House Ltd.	1,168,800	23,680,076
Seven & i Holdings Co. Ltd.	1,428,100	72,631,216
Shimizu Corp.	1,052,800	7,009,993
Shionogi & Co. Ltd.	325,800	18,568,208
Shizuoka Bank Ltd. (The)	851,100	6,687,492
Softbank Corp.	5,446,500	68,276,570
SoftBank Group Corp.	2,287,100	101,317,476
Sompo Holdings Inc.	603,000	28,216,444
Stanley Electric Co. Ltd.	245,100	5,729,054
Subaru Corp.	1,173,000	21,350,179
Sumitomo Chemical Co. Ltd.	2,828,900	14,266,284
Sumitomo Corp.	2,134,700	32,992,657
Sumitomo Dainippon Pharma Co. Ltd.	338,200	3,681,048
Sumitomo Electric Industries Ltd.	1,437,100	19,053,780
Sumitomo Metal Mining Co. Ltd.	468,800	21,653,730
Sumitomo Mitsui Financial Group Inc.	2,474,400	89,130,244
Sumitomo Mitsui Trust Holdings Inc.	639,805	22,125,217
Sumitomo Realty & Development Co. Ltd.	585,000	18,100,004
Suntory Beverage & Food Ltd.	262,300	10,071,977
Suzuki Motor Corp.	350,200	14,909,456
T&D Holdings Inc.	1,020,200	15,076,824
Taisei Corp.	363,400	11,912,634
Taisho Pharmaceutical Holdings Co. Ltd.	72,900	3,580,277
Takeda Pharmaceutical Co. Ltd.	2,996,400	86,845,213

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Toho Co. Ltd./Tokyo	75,300	$2,916,946
Tokio Marine Holdings Inc.	593,000	35,386,476
Tokyo Century Corp.	69,300	3,419,909
Tokyo Electric Power Co. Holdings Inc.(b)	2,943,200	7,841,421
Tokyo Gas Co. Ltd.	718,600	14,509,782
Tokyu Corp.	473,800	6,295,774
Toppan Inc.	496,000	9,434,930
Toray Industries Inc.	2,631,400	16,629,954
Toshiba Corp.	777,300	32,188,016
Tosoh Corp.	492,300	7,702,768
TOTO Ltd.	93,200	4,011,370
Toyo Suisan Kaisha Ltd.	82,900	3,396,643
Toyota Industries Corp.	275,900	21,522,562
Toyota Motor Corp.	20,094,480	397,130,640
Toyota Tsusho Corp.	404,600	16,407,946
Trend Micro Inc/Japan(b)	128,000	6,790,732
USS Co. Ltd.	413,500	6,748,605
West Japan Railway Co.	408,500	17,117,682
Yamaha Motor Co. Ltd.	283,400	6,748,748
Yokogawa Electric Corp.	220,000	3,604,807
Z Holdings Corp.	2,564,100	13,022,206

		3,684,718,983

Malta — 0.0%
BGP Holdings PLC(e)	2,256,851	26

Netherlands — 2.4%
ABN AMRO Bank NV, CVA(c)	801,928	12,870,190
Aegon NV	3,388,483	19,116,105
Argenx SE(b)	57,139	15,289,930
ING Groep NV	7,395,807	109,377,340
Just Eat Takeaway.com NV(b)(c)	222,262	10,975,486
Koninklijke Ahold Delhaize NV	1,981,108	64,236,635
Koninklijke KPN NV	6,371,929	21,017,848
Koninklijke Philips NV	869,128	28,910,052
NN Group NV	511,983	28,651,657
Randstad NV	230,959	15,024,730
Stellantis NV	3,857,588	74,485,662

		399,955,635

New Zealand — 0.2%
Auckland International Airport Ltd.(b)	842,367	3,998,627
Mercury NZ Ltd.	1,362,162	5,008,021
Meridian Energy Ltd.	1,600,389	4,613,228
Ryman Healthcare Ltd.	806,410	5,272,972
Spark New Zealand Ltd.	3,540,305	10,118,657

		29,011,505

Norway — 1.0%
DNB Bank ASA	1,762,408	41,945,650
Equinor ASA	1,851,606	51,044,737
Gjensidige Forsikring ASA	379,279	9,264,452
Norsk Hydro ASA	2,423,254	18,623,457
Orkla ASA	1,440,917	13,769,978
Telenor ASA	1,326,003	21,914,235
Yara International ASA	319,639	16,412,766

		172,975,275

Portugal — 0.2%
EDP - Energias de Portugal SA	5,282,554	27,041,977
Galp Energia SGPS SA	950,492	10,480,391

		37,522,368

Security	Shares	Value

Singapore — 1.3%
Ascendas REIT	6,490,900	$13,311,805
CapitaLand Integrated Commercial Trust	9,220,804	13,293,595
Capitaland Investment Ltd/Singapore(b)	5,004,800	12,841,670
City Developments Ltd.	786,500	4,131,466
DBS Group Holdings Ltd.	1,713,800	45,016,158
Keppel Corp. Ltd.	2,761,800	11,644,329
Mapletree Commercial Trust	4,157,800	5,565,278
Mapletree Logistics Trust	5,934,000	7,468,068
Oversea-Chinese Banking Corp. Ltd.(a)	4,169,700	38,812,661
Singapore Airlines Ltd.(b)	903,500	3,370,150
United Overseas Bank Ltd.	2,235,700	49,964,895
UOL Group Ltd.	893,800	4,847,053
Wilmar International Ltd.	3,645,700	11,597,636

		221,864,764

Spain — 3.1%
ACS Actividades de Construccion y Servicios SA	469,246	11,846,865
Banco Bilbao Vizcaya Argentaria SA	12,975,897	82,846,302
Banco Santander SA	33,165,245	116,297,313
CaixaBank SA	8,442,511	27,162,764
EDP Renovaveis SA	191,524	4,026,114
Enagas SA	186,158	4,025,119
Endesa SA	659,939	14,775,095
Grifols SA	571,483	10,077,714
Iberdrola SA	11,082,430	127,060,726
Iberdrola SA	178,694	2,039,659
Naturgy Energy Group SA(a)	413,967	13,107,144
Red Electrica Corp. SA	342,244	6,899,030
Repsol SA	2,750,319	34,949,962
Telefonica SA	10,358,304	48,285,943

		503,399,750

Sweden — 1.8%
Boliden AB	521,144	21,102,440
Electrolux AB, Class B	427,659	8,898,380
Essity AB, Class B	1,153,103	32,506,412
Fastighets AB Balder, Class B(b)	70,733	4,685,979
Husqvarna AB, Class B	793,301	11,030,029
Industrivarden AB, Class A	256,872	8,120,215
Industrivarden AB, Class C	306,504	9,520,192
L E Lundbergforetagen AB, Class B	93,771	4,791,375
Securitas AB, Class B	593,942	7,173,774
Skandinaviska Enskilda Banken AB, Class A	3,083,525	39,860,235
Skanska AB, Class B	652,538	15,975,997
SKF AB, Class B	724,398	15,880,344
Svenska Cellulosa AB SCA, Class B	1,154,505	20,104,128
Svenska Handelsbanken AB, Class A	2,763,704	29,454,330
Swedbank AB, Class A	1,715,833	33,592,934
Tele2 AB, Class B	968,225	14,087,727
Telia Co. AB	5,037,795	19,855,939

		296,640,430

Switzerland — 8.2%
ABB Ltd., Registered	3,113,611	107,954,429
Adecco Group AG, Registered	297,980	14,193,744
Baloise Holding AG, Registered	89,143	15,615,752
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	707	8,204,985
Clariant AG, Registered	209,236	4,434,774
Coca-Cola HBC AG, Class DI	383,506	12,701,955
Credit Suisse Group AG, Registered	5,026,166	47,775,768
EMS-Chemie Holding AG, Registered	4,733	4,787,341

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Holcim Ltd.	992,603	$53,800,347
Julius Baer Group Ltd.	419,685	27,426,279
Nestle SA, Registered	1,867,284	241,137,854
Novartis AG, Registered	4,152,220	360,784,279
SGS SA, Registered	3,977	11,340,701
Siemens Energy AG(b)	383,530	8,626,684
Swatch Group AG (The), Bearer	54,937	16,026,339
Swatch Group AG (The), Registered	100,395	5,635,679
Swiss Life Holding AG, Registered	59,782	38,476,275
Swiss Prime Site AG, Registered	146,116	14,447,430
Swiss Re AG	571,761	62,297,849
Swisscom AG, Registered	49,104	28,066,615
UBS Group AG, Registered	6,664,834	123,629,646
Zurich Insurance Group AG	285,076	136,354,199

		1,343,718,924

United Kingdom — 17.2%
3i Group PLC	1,843,769	34,337,986
Abrdn PLC	4,132,289	13,514,177
Admiral Group PLC	365,700	15,549,829
Anglo American PLC	2,448,713	107,952,686
Antofagasta PLC	746,983	13,588,618
AstraZeneca PLC	1,027,037	119,473,093
Aviva PLC	7,410,080	43,749,100
BAE Systems PLC	6,092,594	47,679,139
Barclays PLC	20,841,482	55,913,894
Barratt Developments PLC	1,942,140	16,152,848
Berkeley Group Holdings PLC	212,955	12,153,340
BP PLC	38,127,391	197,649,411
British American Tobacco PLC	4,130,726	176,361,245
British Land Co. PLC (The)	1,667,680	12,470,131
BT Group PLC	16,908,801	44,785,844
Bunzl PLC	418,089	15,660,345
DCC PLC	186,876	15,713,191
Evraz PLC	979,075	6,651,459
GlaxoSmithKline PLC	9,534,700	212,776,227
Hargreaves Lansdown PLC	673,837	12,233,996
HSBC Holdings PLC	38,706,081	275,484,278
Imperial Brands PLC	1,792,867	42,508,610
J Sainsbury PLC	3,328,988	13,081,412
Johnson Matthey PLC	366,586	9,681,053
Kingfisher PLC	4,023,453	18,042,591
Land Securities Group PLC	1,334,299	14,330,956
Legal & General Group PLC	11,309,967	44,221,492
Lloyds Banking Group PLC	134,449,044	93,303,713
M&G PLC	4,924,799	14,413,490
Mondi PLC	919,759	23,011,616
National Grid PLC	6,853,722	100,289,941
Natwest Group PLC	10,910,569	35,860,651
Ocado Group PLC(b)	462,215	9,417,896
Pearson PLC	1,433,129	11,965,830
Persimmon PLC	604,463	19,693,096
Phoenix Group Holdings PLC	1,230,580	11,016,658
Prudential PLC	4,956,369	83,543,177
Reckitt Benckiser Group PLC	473,534	38,366,721
Sage Group PLC (The)	1,007,651	9,846,740
Schroders PLC	235,462	10,796,121
Segro PLC	1,142,491	20,141,831
Severn Trent PLC	476,689	18,507,104
Shell PLC	14,596,318	374,960,633
Smith & Nephew PLC	1,665,420	28,323,749

Security	Shares	Value

United Kingdom (continued)
Smiths Group PLC	756,069	$15,936,106
SSE PLC	1,981,038	42,624,052
St. James’s Place PLC	1,022,464	21,106,143
Standard Chartered PLC	3,241,530	23,607,249
Taylor Wimpey PLC	6,907,391	14,170,904
Tesco PLC	14,646,115	58,828,631
United Utilities Group PLC	1,298,884	18,737,534
Vodafone Group PLC	52,384,695	91,980,423
Whitbread PLC(b)	190,911	7,855,523
WPP PLC	2,258,940	35,421,346

		2,825,443,829

Total Common Stocks — 98.7% (Cost: $15,271,468,421)		16,242,220,399

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	109,386	9,466,937
Fuchs Petrolub SE, Preference Shares, NVS	66,894	2,890,835
Henkel AG & Co. KGaA, Preference Shares, NVS	337,605	27,612,195
Porsche Automobil Holding SE, Preference Shares, NVS	290,146	27,171,861
Volkswagen AG, Preference Shares, NVS	351,572	73,222,670

		140,364,498

Total Preferred Stocks — 0.8% (Cost: $138,501,719)		140,364,498

Rights

Spain — 0.0%
Asc Actividades De Construccio (Expires 02/11/22)(b)(e)	461,478	230,968

Total Rights — 0.0% (Cost: $247,363)		230,968

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	203,077,943	203,138,866
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	4,370,000	4,370,000

		207,508,866

Total Short-Term Investments — 1.3% (Cost: $207,501,664)		207,508,866

Total Investments in Securities — 100.8% (Cost: $15,617,719,167)		16,590,324,731

Other Assets, Less Liabilities — (0.8)%		(129,392,204)

Net Assets — 100.0%		$16,460,932,527

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Value ETF

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$23,325,094	$179,819,812	(a)	$—	$(4,120)	$(1,920)	$203,138,866	203,077,943	$951,629	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,010,000	360,000	(a)	—	—	—	4,370,000	4,370,000	192		—

					$(4,120)	$(1,920)	$207,508,866		$951,821		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
TOPIX Index	103	03/10/22	$17,165	$(328,039)
Euro STOXX 50 Index	497	03/18/22	23,360	(122,124)
FTSE 100 Index	352	03/18/22	35,280	607,551

				$157,388

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$607,551

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$450,163

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Value ETF

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,442,750

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$945,809

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$84,193,444

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$203,258,614	$16,038,961,759	$26	$16,242,220,399
Preferred Stocks	—	140,364,498	—	140,364,498
Rights	—	—	230,968	230,968
Money Market Funds	207,508,866	—	—	207,508,866

	$410,767,480	$16,179,326,257	$230,994	$16,590,324,731

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$607,551	$—	$607,551
Liabilities
Futures Contracts	—	(450,163)	—	(450,163)

	$—	$157,388	$—	$157,388

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2022

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$11,889,540,943	$16,382,815,865
Affiliated(c)	37,755,493	207,508,866
Cash	308	3,473
Foreign currency, at value(d)	10,300,051	30,783,416
Foreign currency collateral pledged:
Futures contracts(e)	1,713,601	5,273,126
Receivables:
Investments sold	2,132,616	11,437,605
Securities lending income — Affiliated	5,220	169,969
Variation margin on futures contracts	541,373	1,171,243
Capital shares sold	—	1,688,348
Dividends	2,990,811	14,777,338
Tax reclaims	11,675,907	15,436,150

Total assets	11,956,656,323	16,671,065,399

LIABILITIES
Collateral on securities loaned, at value	33,831,936	203,139,999
Payables:
Investments purchased	—	1,688,348
Capital shares redeemed	1,119,749	—
Investment advisory fees	3,815,802	4,542,341
Professional fees	—	762,184

Total liabilities	38,767,487	210,132,872

NET ASSETS	$11,917,888,836	$16,460,932,527

NET ASSETS CONSIST OF:
Paid-in capital	$10,409,576,868	$16,543,938,954
Accumulated earnings (loss)	1,508,311,968	(83,006,427)

NET ASSETS	$11,917,888,836	$16,460,932,527

Shares outstanding	119,200,000	320,000,000

Net asset value	$99.98	$51.44

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$35,516,881	$192,093,140
(b) Investments, at cost — Unaffiliated	$10,135,855,903	$15,410,217,503
(c) Investments, at cost — Affiliated	$37,751,507	$207,501,664
(d) Foreign currency, at cost	$10,355,823	$30,972,991
(e) Foreign currency collateral pledged, at cost	$1,773,313	$5,366,279

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations (unaudited)

Six Months Ended January 31, 2022

	iShares MSCI EAFE Growth ETF	iShares MSCI EAFE Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$66,337,372	$238,471,646
Dividends — Affiliated	105	192
Securities lending income — Affiliated — net	97,850	951,629
Other income — Unaffiliated	—	938,783
Foreign taxes withheld	(3,771,682)	(21,788,258)
Foreign withholding tax claims	—	6,909,540

Total investment income	62,663,645	225,483,532

EXPENSES
Investment advisory fees	22,385,149	25,873,278
Professional fees	—	817,679
Miscellaneous	217	217

Total expenses	22,385,366	26,691,174

Net investment income	40,278,279	198,792,358

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(16,749,120)	(154,683,188)
Investments — Affiliated	(5,550)	(4,120)
In-kind redemptions — Unaffiliated	218,797,846	—
Futures contracts	1,834,347	1,442,750
Foreign currency transactions	(1,590,368)	(3,569,154)

Net realized gain (loss)	202,287,155	(156,813,712)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,292,128,529)	290,889,395
Investments — Affiliated	(1,730)	(1,920)
Futures contracts	(208,325)	945,809
Foreign currency translations	(422,690)	(814,938)

Net change in unrealized appreciation (depreciation)	(1,292,761,274)	291,018,346

Net realized and unrealized gain (loss)	(1,090,474,119)	134,204,634

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,050,195,840)	$332,996,992

See notes to financial statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares MSCI EAFE Growth ETF		iShares MSCI EAFE Value ETF
	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$40,278,279	$112,261,025	$198,792,358	$337,345,831
Net realized gain (loss)	202,287,155	524,736,372	(156,813,712)	192,414,204
Net change in unrealized appreciation (depreciation)	(1,292,761,274)	1,643,569,188	291,018,346	1,632,862,528

Net increase (decrease) in net assets resulting from operations	(1,050,195,840)	2,280,566,585	332,996,992	2,162,622,563

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(97,398,000)	(120,719,418)	(354,953,820)	(332,175,925)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	950,152,654	1,961,152,434	2,048,582,970	6,804,357,557

NET ASSETS
Total increase (decrease) in net assets	(197,441,186)	4,120,999,601	2,026,626,142	8,634,804,195
Beginning of period	12,115,330,022	7,994,330,421	14,434,306,385	5,799,502,190

End of period	$11,917,888,836	$12,115,330,022	$16,460,932,527	$14,434,306,385

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI EAFE Growth ETF
	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$108.95		$86.52	$80.40	$80.65	$75.38	$68.12

Net investment income(a)	0.34		1.15	1.06	1.42	1.41	1.24	(b)
Net realized and unrealized gain (loss)(c)	(8.50)		22.53	6.06	(0.29)	5.19	7.30

Net increase (decrease) from investment operations	(8.16)		23.68	7.12	1.13	6.60	8.54

Distributions(d)
From net investment income	(0.81)		(1.25)	(1.00)	(1.38)	(1.33)	(1.28)

Total distributions	(0.81)		(1.25)	(1.00)	(1.38)	(1.33)	(1.28)

Net asset value, end of period	$99.98		$108.95	$86.52	$80.40	$80.65	$75.38

Total Return(e)
Based on net asset value	(7.55	)%(f)	27.42%	8.91%	1.52%	8.79%	12.66	%(b)

Ratios to Average Net Assets(g)
Total expenses	0.35	%(h)	0.36%	0.39%	0.40%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.36%	N/A	0.40%	N/A	0.40%

Net investment income	0.63	%(h)	1.15%	1.31%	1.86%	1.77%	1.80	%(b)

Supplemental Data
Net assets, end of period (000)	$11,917,889		$12,115,330	$7,994,330	$3,955,693	$3,516,376	$3,045,417

Portfolio turnover rate(i)	12	%(f)	24%	33%	22%	22%	30%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
• Net investment income per share by $0.01.
• Total return by 0.02%.
• Ratio of net investment income to average net assets by 0.01%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Value ETF
	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$51.48		$39.94	$47.08	$52.87	$53.18	$44.86

Net investment income(a)	0.67	(b)	1.67	1.48	2.03	2.05	1.81	(b)
Net realized and unrealized gain (loss)(c)	0.46		11.39	(7.18)	(5.81)	(0.15)	8.17

Net increase (decrease) from investment operations	1.13		13.06	(5.70)	(3.78)	1.90	9.98

Distributions(d)
From net investment income	(1.17)		(1.52)	(1.44)	(2.01)	(2.21)	(1.66)

Total distributions	(1.17)		(1.52)	(1.44)	(2.01)	(2.21)	(1.66)

Net asset value, end of period	$51.44		$51.48	$39.94	$47.08	$52.87	$53.18

Total Return(e)
Based on net asset value	2.32	%(b)(f)	32.79%	(12.48)%	(7.05)%	3.63%	22.49	%(b)

Ratios to Average Net Assets(g)
Total expenses	0.34	%(h)	0.36%	0.39%	0.39%	0.38%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	0.33	%(h)	0.36%	N/A	0.39%	N/A	0.40%

Net investment income	2.57	%(b)(h)	3.42%	3.36%	4.17%	3.75%	3.70	%(b)

Supplemental Data
Net assets, end of period (000)	$16,460,933		$14,434,306	$5,799,502	$5,423,659	$5,561,771	$5,296,875

Portfolio turnover rate(i)	12	%(f)	25%	27%	21%	22%	28%

(a)	Based on average shares outstanding.
(b)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2022 and for the year ended July 31, 2017:

• Net investment income per share by $0.02 and $0.01.
• Total return by 0.04% and 0.02%.
• Ratio of net investment income to average net assets by 0.08% and 0.02%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
MSCI EAFE Growth	Diversified
MSCI EAFE Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
MSCI EAFE Growth
Barclays Bank PLC	$2,024,965	$1,871,336		$—	$(153,629	)(b)
BNP Paribas SA	2,064,199	1,908,280		—	(155,919	)(b)
Goldman Sachs & Co. LLC	12,458,357	11,395,276		—	(1,063,081	)(b)
J.P. Morgan Securities LLC	2,410,411	2,318,087		—	(92,324	)(b)
Macquarie Bank Ltd.	970,200	970,200		—	—
Morgan Stanley	15,462,677	15,189,806		—	(272,871	)(b)
UBS AG	126,072	116,909		—	(9,163	)(b)

	$35,516,881	$33,769,894		$—	$(1,746,987)

MSCI EAFE Value
J.P. Morgan Securities LLC	$10,765,263	$10,765,263		$—	$—
Morgan Stanley	181,327,877	181,327,877		—	—

	$192,093,140	$192,093,140		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares MSCI EAFE Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fee
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion, up to and including $10.5 billion	0.3095
Over $10.5 billion	0.2940

For its investment advisory services to the iShares MSCI EAFE Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund,based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fee
First $3 billion	0.4000%
Over $3 billion, up to and including $4.5 billion	0.3800
Over $4.5 billion, up to and including $6 billion	0.3610
Over $6 billion, up to and including $7.5 billion	0.3430
Over $7.5 billion, up to and including $9 billion	0.3258
Over $9 billion, up to and including $10.5 billion	0.3096
Over $10.5 billion, up to and including $12 billion	0.2941
Over $12 billion, up to and including $13.5 billion	0.2793
Over $13.5 billion	0.2653

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI EAFE Growth	$28,495
MSCI EAFE Value	214,262

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI EAFE Growth	$1,077,719,493	$1,176,731,173	$(13,424,596)
MSCI EAFE Value	1,229,243,048	1,003,790,457	(73,520,549)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI EAFE Growth	$1,518,793,519	$1,509,141,589
MSCI EAFE Value	1,898,108,076	1,835,891,062

For the six months ended January 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI EAFE Growth	$1,423,019,842	$544,040,364
MSCI EAFE Value	1,905,241,327	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI EAFE Growth	$367,666,122
MSCI EAFE Value	584,160,553

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements (unaudited) (continued)

As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI EAFE Growth	$10,242,333,977	$2,123,415,794	$(438,919,438)	$1,684,496,356
MSCI EAFE Value	15,880,845,062	1,489,546,599	(779,909,542)	709,637,057

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	31

Notes to Financial Statements (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/22		Year Ended 07/31/21
iShares ETF	Shares	Amount	Shares	Amount
MSCI EAFE Growth
Shares sold	13,600,000	$1,494,839,627	31,200,000	$3,178,620,940
Shares redeemed	(5,600,000)	(544,686,973)	(12,400,000)	(1,217,468,506)

Net increase	8,000,000	$950,152,654	18,800,000	$1,961,152,434

MSCI EAFE Value
Shares sold	39,600,000	$2,048,582,970	160,400,000	$7,988,182,543
Shares redeemed	—	—	(25,200,000)	(1,183,824,986)

Net increase	39,600,000	$2,048,582,970	135,200,000	$6,804,357,557

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11. FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares MSCI EAFE Value ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the iShares MSCI EAFE Value ETF will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

12. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI EAFE Growth ETF and iShares MSCI EAFE Value ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI EAFE Growth(a)	$0.648857	$—	$0.157186	$0.806043	80%	—%	20%	100%
MSCI EAFE Value(a)	1.119229	—	0.053862	1.173091	95	—	5	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	35

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	37

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-102-0122

JANUARY 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares China Large-Cap ETF | FXI | NYSE Arca

•	iShares MSCI China A ETF | CNYA | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	3.44%	23.29%

U.S. small cap equities (Russell 2000® Index)	(8.41)	(1.21)

International equities (MSCI Europe, Australasia, Far East Index)	(3.43)	7.03

Emerging market equities (MSCI Emerging Markets Index)	(4.59)	(7.23)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.87)	(4.43)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(3.17)	(2.97)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.56)	(1.22)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(1.55)	2.05

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2022	iShares® China Large-Cap ETF

Investment Objective

The iShares China Large-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization Chinese equities that trade on the Hong Kong Stock Exchange, as represented by the FTSE China 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(5.44)%	(22.26)%	2.81%	2.27%	(22.26)%	14.87%	25.20%
Fund Market	(5.34)	(22.00)	3.01	2.33	(22.00)	15.98	25.95
Index	(7.79)	(23.73)	3.08	2.78	(23.73)	16.39	31.50

Index performance beginning on February 10, 2012 reflects net returns where dividends are reinvested into the Index net of withholding tax. Performance before this date reflects dividends being reinvested at gross.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$945.60	$3.63		$1,000.00	$1,021.50	$3.77		0.74%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Consumer Discretionary	33.5%
Financials	29.0
Communication Services	19.2
Information Technology	4.2
Health Care	3.8
Energy	3.0
Real Estate	2.8
Consumer Staples	1.8
Materials	1.6
Industrials	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Tencent Holdings Ltd.	9.6%
Alibaba Group Holding Ltd.	9.2
Meituan, Class B	8.7
China Construction Bank Corp., Class H	7.0
JD.com Inc., Class A	5.0
Industrial & Commercial Bank of China Ltd., Class H	4.9
Ping An Insurance Group Co. of China Ltd., Class H	4.9
Baidu Inc.	4.4
Wuxi Biologics Cayman Inc.	3.3
China Merchants Bank Co. Ltd., Class H	3.0

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Fund Summary as of January 31, 2022	iShares® MSCI China A ETF

Investment Objective

The iShares MSCI China A ETF (the “Fund”) seeks to track the investment results of an index composed of domestic Chinese equities that trade on the Shanghai or Shenzhen Stock Exchange, as represented by the MSCI China A Inclusion Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(2.90)%	(8.38)%	11.13%	11.32%	(8.38)%	69.47%	83.09%
Fund Market	(3.11)	(7.92)	10.95	11.35	(7.92)	68.11	83.31
Index	(3.70)	(9.30)	9.82	10.01	(9.30)	59.75	71.07

The inception date of the Fund was 6/13/16. The first day of secondary market trading was 6/15/16.

Index performance through April 25, 2018 reflects the performance of the MSCI China A International Index. Index performance beginning on April 26, 2018 reflects the performance of the MSCI China A Inclusion Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$971.00	$1.19		$1,000.00	$1,024.00	$1.22		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Financials	19.3%
Consumer Staples	16.3
Industrials	16.2
Information Technology	14.1
Materials	11.3
Health Care	8.9
Consumer Discretionary	6.5
Utilities	2.4
Real Estate	1.9
Energy	1.8
Communication Services	1.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Kweichow Moutai Co. Ltd., Class A	5.7%
Contemporary Amperex Technology Co. Ltd., Class A	3.5
China Merchants Bank Co. Ltd., Class A	2.5
Wuliangye Yibin Co. Ltd., Class A	1.9
Ping An Insurance Group Co. of China Ltd., Class A	1.3
China Yangtze Power Co. Ltd., Class A	1.2
Industrial Bank Co. Ltd., Class A	1.1
BYD Co. Ltd., Class A	1.0
China Tourism Group Duty Free Corp. Ltd., Class A	1.0
LONGi Green Energy Technology Co. Ltd., Class A	0.9

F U N D S U M M A R Y	5

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) January 31, 2022	iShares® China Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 4.2%
BYD Co. Ltd., Class H	4,634,500	$137,074,865
Geely Automobile Holdings Ltd.	29,621,000	64,122,261
Great Wall Motor Co. Ltd., Class H	17,367,500	47,119,545

		248,316,671

Banks — 20.8%
Agricultural Bank of China Ltd., Class H	172,293,000	65,553,122
Bank of China Ltd., Class H	426,061,000	166,075,404
Bank of Communications Co. Ltd., Class H	40,655,200	27,269,145
China CITIC Bank Corp. Ltd., Class H	52,093,000	24,853,266
China Construction Bank Corp., Class H	541,831,320	415,773,338
China Everbright Bank Co. Ltd., Class H	17,255,000	6,482,653
China Merchants Bank Co. Ltd., Class H	21,181,438	177,037,018
China Minsheng Banking Corp. Ltd., Class H	35,721,100	14,237,042
Industrial & Commercial Bank of China Ltd., Class H	480,574,995	291,154,034
Postal Savings Bank of China Co. Ltd., Class H(a)	52,515,000	43,752,864

		1,232,187,886

Beverages — 1.1%
China Resources Beer Holdings Co. Ltd.	8,804,000	65,729,611

Capital Markets — 1.0%
China International Capital Corp. Ltd., Class H(a)	8,237,200	22,438,278
CITIC Securities Co. Ltd., Class H	12,746,000	34,131,475
CSC Financial Co. Ltd., Class H(a)(b)	5,019,500	5,657,542

		62,227,295

Construction Materials — 0.6%
Anhui Conch Cement Co. Ltd., Class H	6,621,500	35,024,597

Diversified Telecommunication Services — 0.5%
China Tower Corp. Ltd., Class H(a)	261,394,000	31,576,072

Electronic Equipment, Instruments & Components — 1.6%
Sunny Optical Technology Group Co. Ltd.	3,644,300	94,086,929

Entertainment — 3.0%
NetEase Inc.	8,435,400	176,126,809

Household Durables — 0.8%
Haier Smart Home Co. Ltd., Class H	12,646,600	50,700,728

Industrial Conglomerates — 0.5%
CITIC Ltd.	27,478,000	30,860,680

Insurance — 7.1%
China Life Insurance Co. Ltd., Class H	41,598,000	73,125,038
China Pacific Insurance Group Co. Ltd., Class H	14,438,800	43,954,547
People’s Insurance Co. Group of China Ltd. (The), Class H	45,852,000	14,509,857
Ping An Insurance Group Co. of China Ltd., Class H	36,491,500	289,589,965

		421,179,407

Interactive Media & Services — 15.7%
Baidu Inc.(c)	13,197,900	261,435,628
Kuaishou Technology(a)(c)	8,729,000	99,779,045
Tencent Holdings Ltd.	9,102,200	570,364,556

		931,579,229

Internet & Direct Marketing Retail — 23.4%
Alibaba Group Holding Ltd.(c)	34,803,100	545,488,534
JD Health International Inc.(a)(b)(c)	4,099,250	33,110,314
JD.com Inc., Class A(c)	7,751,476	293,791,708

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
Meituan, Class B(a)(c)	17,359,600	$517,912,261

		1,390,302,817

Life Sciences Tools & Services — 3.8%
WuXi AppTec Co. Ltd., Class H(a)	1,850,652	26,544,386
Wuxi Biologics Cayman Inc., New(a)(c)	19,659,000	197,037,520

		223,581,906

Marine — 0.6%
COSCO SHIPPING Holdings Co. Ltd., Class H(b)(c)	18,159,100	33,035,567

Metals & Mining — 1.0%
Ganfeng Lithium Co. Ltd., Class H(a)	952,000	15,127,593
Zijin Mining Group Co. Ltd., Class H	32,060,000	41,620,611

		56,748,204

Oil, Gas & Consumable Fuels — 3.0%
China Petroleum & Chemical Corp., Class H	142,984,600	74,865,281
China Shenhua Energy Co. Ltd., Class H	18,928,000	46,556,206
PetroChina Co. Ltd., Class H	116,468,000	57,755,524

		179,177,011

Real Estate Management & Development — 2.8%
China Resources Land Ltd.	15,405,333	74,463,489
China Vanke Co. Ltd., Class H	10,613,000	27,437,233
Longfor Group Holdings Ltd.(a)	10,297,000	61,769,904

		163,670,626

Technology Hardware, Storage & Peripherals — 2.6%
Xiaomi Corp., Class B(a)(c)	73,985,600	156,950,719

Textiles, Apparel & Luxury Goods — 5.0%
ANTA Sports Products Ltd.	6,325,200	94,974,586
Li Ning Co. Ltd.	12,691,000	123,838,767
Shenzhou International Group Holdings Ltd.	4,230,000	78,487,406

		297,300,759

Tobacco — 0.7%
Smoore International Holdings Ltd.(a)	9,812,000	42,219,288

Total Common Stocks — 99.8% (Cost: $6,135,156,301)		5,922,582,811

Rights

Capital Markets — 0.0%
Citic Securities Co. Ltd., (Expires 03/18/22)(c)	1,886,700	745,286

Total Rights — 0.0% (Cost: $0)		745,286

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	6,431,927	6,433,857

S C H E D U L E O F I N V E S T M E N T S	7

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® China Large-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	10,040,000	$10,040,000

		16,473,857

Total Short-Term Investments — 0.3% (Cost: $16,471,570)		16,473,857

Total Investments in Securities — 100.1% (Cost: $6,151,627,871)		5,939,801,954

Other Assets, Less Liabilities — (0.1)%		(3,712,264)

Net Assets — 100.0%		$5,936,089,690

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$48,946,269	$—	$(42,504,385	)(a)	$5,241	$(13,268)	$6,433,857	6,431,927	$171,873	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	222,350,000	—	(212,310,000	)(a)	—	—	10,040,000	10,040,000	133		—

					$5,241	$(13,268)	$16,473,857		$172,006		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI China Free Index	256	03/18/22	$7,894	$(125,861)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$125,861

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® China Large-Cap ETF

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(5,762,639)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$4,827,240

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$24,312,283

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$—	$5,922,582,811	$—	$5,922,582,811
Rights	—	745,286	—	745,286
Money Market Funds	16,473,857	—	—	16,473,857

	$16,473,857	$5,923,328,097	$—	$5,939,801,954

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(125,861)	$—	$(125,861)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.7%
AECC Aero-Engine Control Co. Ltd., Class A	181,298	$678,076
AECC Aviation Power Co. Ltd., Class A	362,898	2,744,097
AVIC Electromechanical Systems Co. Ltd., Class A	543,699	1,041,702
AVICOPTER PLC, Class A	90,699	794,011
Kuang-Chi Technologies Co. Ltd., Class A(a)	304,040	959,104

		6,216,990

Air Freight & Logistics — 1.1%
SF Holding Co. Ltd., Class A	679,915	6,821,010
Sinotrans Ltd., Class A	634,600	408,699
YTO Express Group Co. Ltd., Class A	453,000	1,151,484
Yunda Holding Co. Ltd., Class A	408,100	1,269,682

		9,650,875

Airlines — 0.5%
Air China Ltd., Class A(a)	906,800	1,445,903
China Eastern Airlines Corp. Ltd., Class A(a)	1,316,500	1,194,215
China Southern Airlines Co. Ltd., Class A(a)	1,497,724	1,734,828

		4,374,946

Auto Components — 1.4%
Autel Intelligent Technology Corp. Ltd., Class A	58,254	575,989
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	45,397	1,220,282
Fuyao Glass Industry Group Co. Ltd., Class A	271,800	2,051,988
Huayu Automotive Systems Co. Ltd., Class A	453,000	1,977,477
Huizhou Desay Sv Automotive Co. Ltd., Class A	59,900	1,316,339
Mianyang Fulin Precision Machining Co. Ltd., Class A(a)	90,600	346,113
Ningbo Joyson Electronic Corp., Class A	181,600	528,534
Ningbo Tuopu Group Co. Ltd., Class A	181,200	1,589,310
Sailun Group Co. Ltd., Class A	432,500	793,024
Shandong Linglong Tyre Co. Ltd., Class A	181,600	878,586
Shenzhen Kedali Industry Co., Class A	45,300	1,117,597

		12,395,239

Automobiles — 1.9%
BYD Co. Ltd., Class A	252,773	9,425,250
Chongqing Changan Automobile Co. Ltd., Class A	906,060	1,858,943
FAW Jiefang Group Co. Ltd., Class A	407,700	605,274
Great Wall Motor Co. Ltd., Class A	317,189	2,055,250
SAIC Motor Corp. Ltd., Class A	1,087,606	3,230,966

		17,175,683

Banks — 10.5%
Agricultural Bank of China Ltd., Class A	10,467,100	4,879,228
Bank of Beijing Co. Ltd., Class A	3,080,400	2,178,447
Bank of Changsha Co. Ltd., Class A	543,600	673,152
Bank of Chengdu Co. Ltd., Class A	498,777	1,107,463
Bank of China Ltd., Class A	4,938,900	2,399,910
Bank of Communications Co. Ltd., Class A	5,528,202	4,128,391
Bank of Hangzhou Co. Ltd., Class A	815,888	1,822,615
Bank of Jiangsu Co. Ltd., Class A	2,084,600	2,167,198
Bank of Nanjing Co. Ltd., Class A	1,404,780	2,180,993
Bank of Ningbo Co. Ltd., Class A	911,821	5,638,087
Bank of Shanghai Co. Ltd., Class A	2,038,969	2,258,084
China Construction Bank Corp., Class A	1,359,400	1,286,419
China Everbright Bank Co. Ltd., Class A	5,980,400	3,153,886
China Merchants Bank Co. Ltd., Class A	2,900,402	22,549,048
China Minsheng Banking Corp. Ltd., Class A	5,028,380	3,073,900
China Zheshang Bank Co. Ltd., Class A	2,343,100	1,263,532
Chongqing Rural Commercial Bank Co. Ltd., Class A	1,255,530	762,053
Huaxia Bank Co. Ltd., Class A	1,799,960	1,597,299

Security	Shares	Value

Banks (continued)
Industrial & Commercial Bank of China Ltd., Class A	8,836,300	$6,486,637
Industrial Bank Co. Ltd., Class A	2,900,447	9,595,811
Ping An Bank Co. Ltd., Class A	2,719,256	6,815,584
Postal Savings Bank of China Co. Ltd., Class A	3,715,800	3,307,516
Qingdao Rural Commercial Bank Corp., Class A	757,200	446,901
Shanghai Pudong Development Bank Co. Ltd., Class A	4,168,020	5,528,128

		95,300,282

Beverages — 11.0%
Anhui Gujing Distillery Co. Ltd., Class A	54,299	1,795,475
Anhui Kouzi Distillery Co. Ltd., Class A	90,600	996,067
Anhui Yingjia Distillery Co. Ltd., Class A	90,600	980,181
Beijing Shunxin Agriculture Co. Ltd., Class A	135,900	585,190
Chongqing Brewery Co. Ltd., Class A(a)	63,895	1,337,737
Jiangsu King’s Luck Brewery JSC Ltd., Class A	181,200	1,463,353
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	199,600	4,952,703
JiuGui Liquor Co. Ltd., Class A	45,300	1,165,977
Kweichow Moutai Co. Ltd., Class A	174,003	51,967,258
Luzhou Laojiao Co. Ltd., Class A	202,400	6,952,817
Shanghai Bairun Investment Holding Group Co. Ltd., Class A	97,220	671,446
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	181,201	7,889,249
Sichuan Swellfun Co. Ltd., Class A	65,400	1,025,362
Tsingtao Brewery Co. Ltd., Class A	96,200	1,405,870
Wuliangye Yibin Co. Ltd., Class A	543,614	17,096,458

		100,285,143

Biotechnology — 1.7%
Beijing Tiantan Biological Products Corp. Ltd., Class A	181,618	799,539
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	51,500	1,816,256
BGI Genomics Co. Ltd., Class A	50,900	671,035
Chongqing Zhifei Biological Products Co. Ltd., Class A	229,900	3,860,404
Daan Gene Co Ltd., Class A	206,544	577,331
Hualan Biological Engineering Inc., Class A	272,248	1,087,412
Imeik Technology Development Co. Ltd., Class A	28,600	2,001,028
Shanghai Junshi Biosciences Co. Ltd., Class A(a)	91,708	851,066
Shanghai RAAS Blood Products Co. Ltd., Class A	951,300	1,007,033
Shenzhen Kangtai Biological Products Co. Ltd., Class A	96,798	1,229,790
Walvax Biotechnology Co. Ltd., Class A	226,598	1,746,334

		15,647,228

Building Products — 0.4%
Beijing New Building Materials PLC, Class A	226,900	1,161,822
Guangdong Kinlong Hardware Products Co. Ltd., Class A	45,320	1,144,424
Zhejiang Weixing New Building Materials Co. Ltd., Class A	226,504	808,200
Zhuzhou Kibing Group Co. Ltd., Class A	380,300	956,983

		4,071,429

Capital Markets — 6.5%
BOC International China Co. Ltd., Class A	255,200	487,554
Caitong Securities Co. Ltd., Class A	498,747	767,748
Changjiang Securities Co. Ltd., Class A	770,500	852,317
China Galaxy Securities Co. Ltd., Class A	589,300	979,227
China Great Wall Securities Co. Ltd., Class A	362,800	653,701
China International Capital Corp. Ltd., Class A	181,200	1,247,467
China Merchants Securities Co. Ltd., Class A	1,042,307	2,756,585
CITIC Securities Co. Ltd., Class A	1,707,570	6,680,582
CSC Financial Co. Ltd., Class A	589,339	2,474,124
Dongxing Securities Co. Ltd., Class A	453,039	757,070
East Money Information Co. Ltd., Class A	1,450,480	7,243,497
Everbright Securities Co. Ltd., Class A	544,000	1,180,644

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
First Capital Securities Co. Ltd., Class A	589,300	$605,045
Founder Securities Co. Ltd., Class A	1,133,300	1,313,151
GF Securities Co. Ltd., Class A	815,800	2,694,836
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	453,090	579,337
Guolian Securities Co. Ltd., Class A	259,700	598,755
Guosen Securities Co. Ltd., Class A	875,000	1,514,456
Guotai Junan Securities Co. Ltd., Class A	1,042,345	2,907,423
Guoyuan Securities Co. Ltd., Class A	589,344	667,020
Haitong Securities Co. Ltd., Class A	1,359,800	2,464,623
Hithink RoyalFlush Information Network Co. Ltd., Class A	90,600	1,810,468
Huatai Securities Co. Ltd., Class A	1,042,300	2,820,563
Huaxi Securities Co. Ltd., Class A	362,800	518,340
Industrial Securities Co. Ltd., Class A	951,760	1,297,639
Nanjing Securities Co. Ltd., Class A	498,762	707,830
Northeast Securities Co. Ltd., Class A	317,500	424,829
Orient Securities Co. Ltd., Class A	815,823	1,580,966
SDIC Capital Co. Ltd., Class A	885,110	1,049,896
Sealand Securities Co. Ltd., Class A	770,500	473,859
Shanxi Securities Co. Ltd., Class A	498,757	464,728
Shenwan Hongyuan Group Co. Ltd., Class A	3,127,300	2,307,976
Sinolink Securities Co. Ltd., Class A	453,088	741,669
SooChow Securities Co. Ltd., Class A	724,838	895,670
Southwest Securities Co. Ltd., Class A	919,600	693,156
Tianfeng Securities Co. Ltd., Class A	1,223,100	718,374
Western Securities Co. Ltd., Class A	634,620	763,691
Zheshang Securities Co. Ltd., Class A	544,027	1,059,884
Zhongtai Securities Co. Ltd., Class A	815,800	1,117,841

		58,872,541

Chemicals — 5.8%
Beijing Easpring Material, Class A	90,600	1,241,118
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	271,800	432,993
DO Fluoride New Materials, Class A	122,600	810,897
Guangzhou Tinci Materials Technology Co. Ltd., Class A	135,960	2,047,171
Hangzhou Oxygen Plant Group Co. Ltd., Class A	135,900	661,105
Hengli Petrochemical Co. Ltd., Class A	815,815	3,087,382
Hengyi Petrochemical Co. Ltd., Class A	543,676	869,567
Hoshine Silicon Industry Co. Ltd., Class A	45,300	753,699
Huafon Chemical Co. Ltd., Class A	634,200	948,575
Hubei Xingfa Chemicals Group Co. Ltd., Class A	166,700	788,349
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	1,178,600	917,438
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A(a)	519,500	713,246
Jiangsu Eastern Shenghong Co. Ltd., Class A	453,400	1,207,865
Jiangsu Yangnong Chemical Co. Ltd., Class A	45,300	841,260
Jiangsu Yoke Technology Co. Ltd., Class A	60,300	630,930
Kingfa Sci & Tech Co. Ltd., Class A	350,300	628,329
LB Group Co. Ltd., Class A	317,109	1,222,743
Luxi Chemical Group Co. Ltd., Class A	259,700	580,495
Ningxia Baofeng Energy Group Co. Ltd., Class A	876,200	2,222,215
Rongsheng Petrochemical Co. Ltd., Class A	1,494,951	4,279,371
Satellite Chemical Co. Ltd., Class A	241,760	1,609,354
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	317,160	1,527,967
Shanghai Putailai New Energy Technology Co. Ltd., Class A	94,460	2,135,417
Shenzhen Capchem Technology Co. Ltd., Class A	55,900	839,328
Shenzhen Senior Technology Co. Ltd., Class A	122,600	692,500
Sichuan Hebang Biotechnology Co. Ltd., Class A(a)	1,223,100	673,778
Sichuan New Energy Power Co. Ltd.(a)	165,500	534,045
Sichuan Yahua Industrial Group Co. Ltd., Class A	165,500	609,053

Security	Shares	Value

Chemicals (continued)
Sinoma Science & Technology Co. Ltd., Class A	226,500	$1,057,034
Sinopec Shanghai Petrochemical Co. Ltd., Class A	861,131	528,586
Skshu Paint Co. Ltd., Class A	48,660	811,808
Tongkun Group Co. Ltd., Class A	362,497	1,191,637
Transfar Zhilian Co. Ltd., Class A	408,533	498,957
Wanhua Chemical Group Co. Ltd., Class A	453,000	6,533,312
Weihai Guangwei Composites Co. Ltd., Class A	68,495	779,054
Xinjiang Zhongtai Chemical Co. Ltd., Class A(b)	331,400	555,484
Yunnan Energy New Material Co. Ltd., Class A	118,115	4,745,645
Zhejiang Juhua Co. Ltd., Class A	362,800	742,887
Zhejiang Longsheng Group Co. Ltd., Class A	453,400	891,167
Zhejiang Yongtai Technology Co. Ltd., Class A(a)	135,900	687,856
Zibo Qixiang Tengda Chemical Co. Ltd., Class-A	387,200	566,932

		53,096,549

Commercial Services & Supplies — 0.3%
Beijing Originwater Technology Co. Ltd., Class A	498,300	519,145
Shanghai M&G Stationery Inc., Class A	135,900	1,176,190
Zhejiang Weiming Environment Protection Co. Ltd., Class A	170,891	826,764

		2,522,099

Communications Equipment — 1.1%
Addsino Co. Ltd., Class A	226,900	530,845
Beijing BDStar Navigation Co. Ltd., Class A(a)	78,500	429,127
China Zhenhua Group Science & Technology Co. Ltd., Class A	77,300	1,379,379
Fiberhome Telecommunication Technologies Co. Ltd., Class A	135,999	350,805
Guangzhou Haige Communications Group Inc. Co., Class A	317,100	464,346
Hengtong Optic-Electric Co. Ltd., Class A	343,100	762,991
Shenzhen Sunway Communication Co. Ltd., Class A	135,900	459,212
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	91,000	514,048
Yealink Network Technology Corp. Ltd., Class A	135,955	1,670,725
Zhongji Innolight Co. Ltd., Class A	91,088	516,856
ZTE Corp., Class A	543,600	2,602,014

		9,680,348

Construction & Engineering — 1.7%
China National Chemical Engineering Co. Ltd., Class A	861,110	1,396,527
China Railway Group Ltd., Class A	2,855,100	2,801,901
China State Construction Engineering Corp. Ltd., Class A	5,982,000	4,899,536
Metallurgical Corp. of China Ltd., Class A	2,492,700	1,449,850
Power Construction Corp. of China Ltd., Class A	2,130,300	2,915,516
Shanghai Construction Group Co. Ltd., Class A	1,269,600	657,569
Sichuan Road & Bridge Co. Ltd., Class A	685,900	1,162,678

		15,283,577

Construction Materials — 0.6%
Anhui Conch Cement Co. Ltd., Class A	544,000	3,360,454
BBMG Corp., Class A	1,268,400	547,942
China Jushi Co. Ltd., Class A	543,950	1,403,337
Huaxin Cement Co. Ltd., Class A	181,219	529,296

		5,841,029

Distributors — 0.1%
Wuchan Zhongda Group Co. Ltd., Class A	725,214	605,067

Diversified Financial Services — 0.1%
AVIC Industry-Finance Holdings Co. Ltd., Class A	1,359,001	815,137

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 7.0%
Contemporary Amperex Technology Co. Ltd., Class A	325,400	$31,398,394
Dongfang Electric Corp. Ltd., Class A	362,890	982,691
Eve Energy Co. Ltd., Class A	271,882	4,092,372
Fangda Carbon New Material Co. Ltd., Class A	544,028	832,297
Ginlong Technologies Co. Ltd., Class A	45,300	1,706,921
Gotion High-tech Co. Ltd., Class A(a)	232,100	1,481,564
Hongfa Technology Co. Ltd., Class A	103,600	1,042,277
Jiangsu Zhongtian Technology Co. Ltd., Class A	408,100	1,078,687
Ming Yang Smart Energy Group Ltd., Class A	278,800	1,134,644
NARI Technology Co. Ltd., Class A	770,512	4,306,288
Shanghai Electric Group Co. Ltd., Class A	1,812,850	1,223,042
Sieyuan Electric Co. Ltd., Class A	135,900	977,680
Sungrow Power Supply Co. Ltd., Class A	204,400	3,707,195
Sunwoda Electronic Co. Ltd., Class A	226,599	1,276,563
Suzhou Maxwell Technologies Co. Ltd., Class A	9,600	753,378
TBEA Co. Ltd., Class A	498,700	1,491,456
Titan Wind Energy Suzhou Co. Ltd., Class A	271,800	861,299
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	496,051	1,178,281
Youngy Co. Ltd., Class A(a)	45,300	669,521
Zhefu Holding Group Co. Ltd., Class A	774,500	728,109
Zhejiang Chint Electrics Co. Ltd., Class A	317,100	2,390,413
Zhejiang HangKe Technology Inc. Co., Class A	40,170	554,842

		63,867,914

Electronic Equipment, Instruments & Components — 5.1%
Avary Holding Shenzhen Co. Ltd., Class A	210,100	1,206,726
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	45,300	1,168,306
BOE Technology Group Co. Ltd., Class A	5,257,228	4,031,220
Chaozhou Three-Circle Group Co. Ltd., Class A	272,200	1,631,866
China Railway Signal & Communication Corp. Ltd., Class A	972,581	738,912
Foxconn Industrial Internet Co. Ltd., Class A	1,042,306	1,829,738
GoerTek Inc., Class A	498,304	3,754,266
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	93,767	1,124,973
Huagong Tech Co. Ltd., Class A	135,983	527,307
Lens Technology Co. Ltd., Class A	679,900	1,839,958
Leyard Optoelectronic Co. Ltd., Class A	362,800	524,575
Lingyi iTech Guangdong Co., Class A(a)	997,800	968,626
Luxshare Precision Industry Co. Ltd., Class A	997,068	7,470,026
Maxscend Microelectronics Co. Ltd., Class A	47,360	1,963,896
OFILM Group Co. Ltd., Class A(a)	453,800	572,630
Raytron Technology Co. Ltd., Class A	44,496	441,710
Shanghai Friendess Electronic Technology Corp. Ltd., Class A	10,903	543,393
Shengyi Technology Co. Ltd., Class A	317,582	987,593
Shennan Circuits Co. Ltd., Class A	67,167	1,259,933
Shenzhen Kaifa Technology Co. Ltd., Class A	226,500	477,417
Shenzhen Sunlord Electronics Co. Ltd., Class A	108,700	578,122
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	242,700	951,057
Tianma Microelectronics Co. Ltd., Class A	407,700	767,340
Unisplendour Corp. Ltd., Class A	405,191	1,341,003
Universal Scientific Industrial Shanghai Co. Ltd., Class A	226,900	493,596
Westone Information Industry Inc., Class A	135,900	865,258
Wingtech Technology Co. Ltd., Class A	181,211	3,086,916
Wuhan Guide Infrared Co. Ltd., Class A	317,194	1,051,405
Wuhu Token Science Co. Ltd., Class A	362,400	590,436
WUS Printed Circuit Kunshan Co. Ltd., Class A	317,590	871,457

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Xiamen Faratronic Co. Ltd., Class A	17,800	$553,703
Zhejiang Dahua Technology Co. Ltd., Class A	422,900	1,278,455
Zhuzhou Hongda Electronics Corp. Ltd., Class A	45,300	600,335

		46,092,154

Energy Equipment & Services — 0.2%
Offshore Oil Engineering Co. Ltd., Class A	679,568	479,540
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	135,985	900,743

		1,380,283

Entertainment — 0.7%
Beijing Enlight Media Co. Ltd., Class A	422,900	702,995
G-Bits Network Technology Xiamen Co. Ltd., Class A	5,500	305,349
Giant Network Group Co. Ltd., Class A	317,112	489,007
Kunlun Tech Co. Ltd., Class A	181,200	536,833
Mango Excellent Media Co. Ltd., Class A	271,880	1,516,395
Perfect World Co. Ltd., Class A	271,852	591,013
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	317,193	1,255,259
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	1,027,382	1,097,693

		6,494,544

Food & Staples Retailing — 0.3%
DaShenLin Pharmaceutical Group Co. Ltd., Class A	90,672	529,817
Laobaixing Pharmacy Chain JSC, Class A	56,300	377,509
Yifeng Pharmacy Chain Co. Ltd., Class A	100,417	785,997
Yonghui Superstores Co. Ltd., Class A	1,314,900	804,671

		2,497,994

Food Products — 4.7%
Angel Yeast Co. Ltd., Class A	91,096	823,878
Beijing Dabeinong Technology Group Co. Ltd., Class A	589,300	853,448
Chacha Food Co. Ltd., Class A	90,600	781,975
Chongqing Fuling Zhacai Group Co. Ltd., Class A	135,900	677,187
Foshan Haitian Flavouring & Food Co. Ltd., Class A	498,365	7,626,998
Fu Jian Anjoy Foods Co. Ltd., Class A	45,300	949,703
Fujian Sunner Development Co. Ltd., Class A	181,200	603,398
Guangdong Haid Group Co. Ltd., Class A	226,599	2,580,465
Heilongjiang Agriculture Co. Ltd., Class A	226,900	473,840
Henan Shuanghui Investment & Development Co. Ltd., Class A	408,100	1,919,897
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	906,000	5,460,175
Jiangxi Zhengbang Technology Co. Ltd., Class A	453,000	634,615
Jonjee Hi-Tech Industrial And Commercial Holding Co. Ltd., Class A	123,462	624,999
Juewei Food Co. Ltd., Class A	90,600	753,228
Muyuan Foods Co. Ltd., Class A	725,219	6,307,032
New Hope Liuhe Co. Ltd., Class A(a)	647,600	1,647,798
Toly Bread Co. Ltd., Class A	135,918	556,884
Tongwei Co. Ltd., Class A	634,693	3,785,908
Wens Foodstuffs Group Co. Ltd., Class A(a)	906,846	2,885,036
Yihai Kerry Arawana Holdings Co. Ltd., Class A	226,500	2,049,859
Yuan Longping High-Tech Agriculture Co. Ltd., Class A(a)	181,200	530,044

		42,526,367

Gas Utilities — 0.1%
ENN Natural Gas Co. Ltd., Class A	318,300	870,960

Health Care Equipment & Supplies — 1.5%
Autobio Diagnostics Co. Ltd., Class A	90,640	689,445
Intco Medical Technology Co. Ltd., Class A	90,680	757,754
Jafron Biomedical Co. Ltd., Class A	111,950	832,171
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	136,300	641,073

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Lepu Medical Technology Beijing Co. Ltd., Class A	226,900	$741,310
Ovctek China Inc., Class A	115,880	696,584
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	164,734	8,358,150
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	90,600	573,320

		13,289,807

Health Care Providers & Services — 1.0%
Aier Eye Hospital Group Co. Ltd., Class A	770,113	3,943,067
China National Medicines Corp. Ltd., Class A	118,200	518,691
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	56,297	686,698
Huadong Medicine Co. Ltd., Class A	226,925	1,310,212
Jointown Pharmaceutical Group Co. Ltd., Class A	242,500	508,191
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A(a)	543,960	615,252
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	272,209	808,165
Topchoice Medical Corp., Class A(a)	46,200	1,086,778

		9,477,054

Health Care Technology — 0.1%
Winning Health Technology Group Co. Ltd., Class A	317,588	578,538

Hotels, Restaurants & Leisure — 0.4%
Shanghai Jinjiang International Hotels Co. Ltd., Class A	135,900	1,208,093
Shenzhen Overseas Chinese Town Co. Ltd., Class A	1,178,656	1,442,061
Songcheng Performance Development Co. Ltd., Class A	362,472	876,133

		3,526,287

Household Durables — 1.5%
Beijing Roborock Technology Co. Ltd., Class A	6,689	930,654
Ecovacs Robotics Co. Ltd., Class A	63,500	1,345,413
Haier Smart Home Co. Ltd., Class A	861,500	3,795,645
Hang Zhou Great Star Industrial Co. Ltd., Class A(a)	156,300	624,363
Hangzhou Robam Appliances Co. Ltd., Class A	135,900	742,334
Jason Furniture Hangzhou Co. Ltd., Class A	90,600	1,048,633
Oppein Home Group Inc., Class A	66,683	1,447,266
Shenzhen MTC Co. Ltd., Class A(a)	680,300	461,779
TCL Technology Group Corp., Class A	1,949,538	1,735,761
Xiamen Intretech Inc., Class A	96,326	455,401
Zhejiang Supor Co. Ltd., Class A	90,698	741,414

		13,328,663

Household Products — 0.0%
C&S Paper Co. Ltd., Class A	181,600	426,135

Independent Power and Renewable Electricity Producers — 2.3%
CECEP Solar Energy Co. Ltd., Class A	431,300	598,432
CECEP Wind Power Corp., Class A	695,900	558,921
China National Nuclear Power Co. Ltd., Class A	2,039,347	2,279,418
China Yangtze Power Co. Ltd., Class A	3,203,088	11,046,640
GD Power Development Co. Ltd., Class A	2,496,700	1,038,263
Huadian Power International Corp. Ltd., Class A	973,400	641,209
Huaneng Power International Inc., Class A	1,042,300	1,207,629
SDIC Power Holdings Co. Ltd., Class A	1,042,300	1,645,451
Shenzhen Energy Group Co. Ltd., Class A	544,018	597,856
Sichuan Chuantou Energy Co. Ltd., Class A	544,000	947,698

		20,561,517

Industrial Conglomerates — 0.1%
China Baoan Group Co. Ltd., Class A	362,800	744,350

Insurance — 2.2%
China Life Insurance Co. Ltd., Class A	407,700	1,778,468
China Pacific Insurance Group Co. Ltd., Class A	951,700	3,960,824

Security	Shares	Value

Insurance (continued)
New China Life Insurance Co. Ltd., Class A	317,100	$1,881,170
People’s Insurance Co. Group of China Ltd. (The), Class A	982,500	706,130
Ping An Insurance Group Co. of China Ltd., Class A	1,518,423	11,996,612

		20,323,204

IT Services — 0.2%
Beijing Sinnet Technology Co. Ltd., Class A	226,999	478,675
China TransInfo Technology Co. Ltd., Class A	226,500	484,071
DHC Software Co. Ltd., Class A	453,000	511,655
Lakala Payment Co. Ltd., Class A	117,600	482,255

		1,956,656

Life Sciences Tools & Services — 1.1%
Hangzhou Tigermed Consulting Co. Ltd., Class A	50,304	827,397
Joinn Laboratories China Co. Ltd., Class A	45,360	692,571
Pharmaron Beijing Co. Ltd., Class A	94,000	1,744,377
Shanghai Medicilon Inc., Class A	7,790	435,198
WuXi AppTec Co. Ltd., Class A	370,548	6,157,033

		9,856,576

Machinery — 2.9%
China CSSC Holdings Ltd., Class A	642,500	2,066,619
CRRC Corp. Ltd., Class A	3,328,800	3,054,519
Hefei Meiya Optoelectronic Technology Inc., Class A	90,687	480,882
Jiangsu Hengli Hydraulic Co. Ltd., Class A	181,224	2,206,843
Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	13,600	364,217
North Industries Group Red Arrow Co. Ltd., Class A(a)	210,800	613,922
Riyue Heavy Industry Co. Ltd., Class A	138,582	611,423
Sany Heavy Industry Co. Ltd., Class A	1,178,650	3,760,167
Shenzhen Inovance Technology Co. Ltd., Class A	362,411	3,466,555
Weichai Power Co. Ltd., Class A	951,700	2,351,645
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	104,200	1,196,592
Wuxi Shangji Automation Co. Ltd., Class A	45,300	908,550
XCMG Construction Machinery Co. Ltd., Class A	1,132,500	1,013,355
Yantai Eddie Precision Machinery Co. Ltd., Class A	109,720	518,178
Zhejiang Dingli Machinery Co. Ltd., Class A	90,698	1,046,434
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	498,731	1,511,001
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	997,400	1,113,373

		26,284,275

Marine — 0.5%
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	1,767,550	4,585,012

Media — 0.3%
Focus Media Information Technology Co. Ltd., Class A	2,039,760	2,463,747

Metals & Mining — 4.6%
Aluminum Corp. of China Ltd., Class A(a)	1,857,700	1,572,902
Anhui Honglu Steel Construction Group Co. Ltd., Class A	90,600	706,303
Baoshan Iron & Steel Co. Ltd., Class A	3,126,970	3,483,921
Chengtun Mining Group Co. Ltd., Class A	407,700	565,489
Chifeng Jilong Gold Mining Co. Ltd., Class A(a)	271,800	611,482
China Minmetals Rare Earth Co. Ltd., Class A	135,900	661,056
China Molybdenum Co. Ltd., Class A	2,492,700	2,067,948
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	498,700	2,964,667
Ganfeng Lithium Co. Ltd., Class A	160,750	3,457,674
GEM Co. Ltd., Class A	680,396	954,139
Hesteel Co. Ltd., Class A	1,662,800	625,419
Hunan Valin Steel Co. Ltd., Class A	984,140	857,838
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	6,389,700	2,381,687
Jiangxi Copper Co. Ltd., Class A	272,200	887,393

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	1,223,100	$716,033
Shandong Gold Mining Co. Ltd., Class A	498,728	1,480,946
Shandong Nanshan Aluminum Co. Ltd., Class A	1,676,500	1,150,887
Shanxi Meijin Energy Co. Ltd., Class A(a)	589,300	1,231,013
Shanxi Taigang Stainless Steel Co. Ltd., Class A	815,800	878,466
Shenghe Resources Holding Co. Ltd., Class A	245,400	639,182
Tianshan Aluminum Group Co. Ltd., Class A	651,800	859,544
Tibet Summit Resources Co. Ltd., Class-A	121,400	553,100
Tongling Nonferrous Metals Group Co. Ltd., Class A	1,494,900	806,744
Western Superconducting Technologies Co. Ltd., Class A	59,568	768,218
Xiamen Tungsten Co. Ltd., Class A	181,698	565,018
Yintai Gold Co. Ltd., Class A	407,720	533,640
YongXing Special Materials Technology Co. Ltd., Class A	45,300	869,309
Yunnan Aluminium Co. Ltd., Class A(a)	498,300	872,488
Yunnan Tin Co. Ltd., Class A(a)	226,500	721,987
Zhejiang Huayou Cobalt Co. Ltd., Class A	181,225	2,847,328
Zijin Mining Group Co. Ltd., Class A	2,899,200	4,573,772

		41,865,593

Oil, Gas & Consumable Fuels — 1.7%
China Petroleum & Chemical Corp., Class A	4,531,243	3,011,815
China Shenhua Energy Co. Ltd., Class A	906,499	3,231,948
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	498,349	403,068
Guanghui Energy Co. Ltd., Class A(a)	951,700	876,712
PetroChina Co. Ltd., Class A	3,035,900	2,412,884
Shaanxi Coal Industry Co. Ltd., Class A	1,359,801	2,700,753
Shanxi Coking Coal Energy Group Co. Ltd., Class A	569,360	703,246
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	408,100	779,117
Yankuang Energy Group Co. Ltd., Class A	362,400	1,326,018

		15,445,561

Paper & Forest Products — 0.2%
Chengxin Lithium Group Co Ltd., Class A(a)	135,900	972,753
Shandong Sun Paper Industry JSC Ltd., Class A	362,800	639,555

		1,612,308

Personal Products — 0.2%
By-Health Co. Ltd., Class A	226,900	893,833
Proya Cosmetics Co. Ltd., Class A	22,500	601,080
Shanghai Jahwa United Co. Ltd., Class A	90,600	577,829

		2,072,742

Pharmaceuticals — 3.5%
Apeloa Pharmaceutical Co. Ltd., Class A	181,600	807,512
Asymchem Laboratories Tianjin Co. Ltd., Class A	27,100	1,384,337
Betta Pharmaceuticals Co. Ltd., Class A	45,312	445,455
CanSino Biologics Inc., Class A(a)	10,138	407,452
Changchun High & New Technology Industry Group Inc., Class A	52,740	1,466,214
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	135,900	739,685
Dong-E-E-Jiao Co. Ltd., Class A	90,600	538,767
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	181,600	829,590
Humanwell Healthcare Group Co. Ltd., Class A	226,500	694,212
Jiangsu Hengrui Medicine Co. Ltd., Class A	906,442	5,846,398
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	272,200	500,316
Livzon Pharmaceutical Group Inc., Class A	90,600	499,965
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	181,216	1,028,995

Security	Shares	Value

Pharmaceuticals (continued)
PharmaBlock Sciences Nanjing Inc., Class A	45,300	$619,868
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	178,627	555,366
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	271,863	1,835,997
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A(a)	152,500	562,692
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	226,960	741,614
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	181,600	504,892
Yunnan Baiyao Group Co. Ltd., Class A	181,200	2,578,827
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	90,699	5,136,505
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	226,504	746,168
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	111,200	759,175
Zhejiang NHU Co. Ltd., Class A	362,857	1,724,283
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	69,100	503,323

		31,457,608

Real Estate Management & Development — 1.9%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,099,000	2,346,467
China Vanke Co. Ltd., Class A	1,359,400	4,355,094
Gemdale Corp., Class A	634,618	1,292,325
Greenland Holdings Corp. Ltd., Class A	1,165,350	803,948
Jinke Properties Group Co. Ltd., Class A	712,300	504,440
Poly Developments and Holdings Group Co. Ltd., Class A	1,676,831	4,131,779
RiseSun Real Estate Development Co. Ltd., Class A	634,237	445,933
Seazen Holdings Co. Ltd., Class A	317,166	1,658,410
Shanghai Lingang Holdings Corp. Ltd., Class A	181,200	410,936
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	226,500	489,407
Youngor Group Co. Ltd., Class A	634,294	664,688
Zhejiang China Commodities City Group Co. Ltd., Class A	741,300	525,167

		17,628,594

Road & Rail — 0.5%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	5,798,894	4,621,478

Semiconductors & Semiconductor Equipment — 5.1%
Advanced Micro-Fabrication Equipment Inc., Class A(a)	90,764	1,718,742
Flat Glass Group Co. Ltd., Class A	181,600	1,408,957
GCL System Integration Technology Co. Ltd., Class A(a)	906,400	455,092
Gigadevice Semiconductor Beijing Inc., Class A	93,057	2,072,633
Hangzhou First Applied Material Co. Ltd., Class A	135,179	2,446,171
Hangzhou Silan Microelectronics Co. Ltd., Class A	181,200	1,471,378
Ingenic Semiconductor Co. Ltd., Class A	60,900	1,063,499
JA Solar Technology Co. Ltd., Class A	226,500	3,221,631
JCET Group Co. Ltd., Class A	272,200	1,167,889
LONGi Green Energy Technology Co. Ltd., Class A	770,133	8,624,697
Montage Technology Co. Ltd., Class A	101,197	1,142,203
National Silicon Industry Group Co. Ltd., Class A(a)	282,486	1,053,007
NAURA Technology Group Co. Ltd., Class A	71,900	3,268,447
SG Micro Corp., Class A	24,400	1,066,725
Shenzhen Goodix Technology Co. Ltd., Class A	62,100	870,276
Shenzhen SC New Energy Technology Corp., Class A	45,300	587,221
StarPower Semiconductor Ltd., Class A	17,000	864,365
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	453,099	3,087,024
Tianshui Huatian Technology Co. Ltd., Class A	498,300	903,668
TongFu Microelectronics Co. Ltd., Class A	272,200	751,609
Unigroup Guoxin Microelectronics Co. Ltd., Class A	90,600	3,089,088
Will Semiconductor Co. Ltd. Shanghai, Class A	114,700	4,655,231
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	181,201	1,657,241

		46,646,794

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI China A ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software — 1.8%
360 Security Technology Inc., Class A(a)	997,400	$1,648,095
Beijing E-Hualu Information Technology Co. Ltd., Class A	90,600	396,328
Beijing Kingsoft Office Software Inc., Class A	40,344	1,558,303
Beijing Shiji Information Technology Co. Ltd., Class A	136,380	680,978
Hundsun Technologies Inc., Class A	226,902	2,099,686
Iflytek Co. Ltd., Class A	317,150	2,193,307
NavInfo Co. Ltd., Class A(a)	305,000	768,323
Sangfor Technologies Inc., Class A	57,300	1,403,860
Shanghai Baosight Software Co. Ltd., Class A	181,232	1,548,799
Thunder Software Technology Co. Ltd., Class A	58,700	1,301,493
Topsec Technologies Group Inc., Class A	181,200	436,478
Yonyou Network Technology Co. Ltd., Class A	453,449	2,517,034

		16,552,684

Specialty Retail — 1.1%
China Tourism Group Duty Free Corp. Ltd., Class A	271,841	8,908,138
Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	453,306	659,383
Suning.com Co. Ltd., Class A(a)	1,404,300	861,757

		10,429,278

Technology Hardware, Storage & Peripherals — 0.7%
China Greatwall Technology Group Co. Ltd., Class A	408,100	820,387
Dawning Information Industry Co. Ltd., Class A	173,500	833,082
GRG Banking Equipment Co. Ltd., Class A	362,400	647,523
Inspur Electronic Information Industry Co. Ltd., Class A	183,360	983,305
Ninestar Corp., Class A	181,210	1,398,829
Shenzhen Transsion Holding Co. Ltd., Class A	93,228	1,981,570

		6,664,696

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.1%
SuZhou TA&A Ultra Clean Technology Co. Ltd., Class A	90,600	$955,669
Zhejiang Semir Garment Co. Ltd., Class A	350,300	386,487

		1,342,156

Trading Companies & Distributors — 0.2%
Beijing United Information Technology Co. Ltd., Class A	48,400	872,694
COSCO SHIPPING Development Co. Ltd., Class A	1,404,300	657,473
Xiamen C & D Inc., Class A	453,000	669,673

		2,199,840

Transportation Infrastructure — 0.2%
Shanghai International Airport Co. Ltd., Class A(a)	135,922	1,084,317
Shanghai International Port Group Co. Ltd., Class A	1,314,500	1,177,050

		2,261,367

Wireless Telecommunication Services — 0.3%
China United Network Communications Ltd., Class A	4,161,000	2,431,219

Total Common Stocks — 99.7% (Cost: $ 748,402,241)		906,198,117

Total Investments in Securities — 99.7% (Cost: $ 748,402,241)		906,198,117

Other Assets, Less Liabilities — 0.3%		2,485,108

Net Assets — 100.0%		$908,683,225

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
FTSE China A50 Index	76	02/25/22	$1,135	$(38,507)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$38,507

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI China A ETF

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(59,023)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$29,203

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$982,131

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$46,770,693	$858,871,940	$555,484	$906,198,117

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(38,507)	$—	$(38,507)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2022

	iShares China Large-Cap ETF	iShares MSCI China A ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,923,328,097	$906,198,117
Affiliated(c)	16,473,857	—
Cash	7,705	1,869,944
Foreign currency, at value(d)	5,310,325	65,071
Cash pledged:
Futures contracts	724,000	81,000
Receivables:
Investments sold	507,320	—
Securities lending income — Affiliated	5,972	—
Variation margin on futures contracts	476,408	21,212
Capital shares sold	14,989,317	10,029,617
Dividends	8,330	793

Total assets	5,961,831,331	918,265,754

LIABILITIES
Collateral on securities loaned, at value	6,289,955	—
Payables:
Investments purchased	16,158,685	9,398,701
Investment advisory fees	3,293,001	183,828

Total liabilities	25,741,641	9,582,529

NET ASSETS	$5,936,089,690	$908,683,225

NET ASSETS CONSIST OF:
Paid-in capital	$8,980,280,144	$791,033,463
Accumulated earnings (loss)	(3,044,190,454)	117,649,762

NET ASSETS	$5,936,089,690	$908,683,225

Shares outstanding	157,350,000	22,650,000

Net asset value	$37.73	$40.12

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$6,166,499	$—

(b) Investments, at cost — Unaffiliated	$6,135,156,301	$748,402,241

(c) Investments, at cost — Affiliated	$16,471,570	$—

(d) Foreign currency, at cost	$5,316,795	$65,080

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Operations (unaudited)

Six Months Ended January 31, 2022

	iShares China Large-Cap ETF	iShares MSCI China A ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$16,996,738	$1,514,027
Dividends — Affiliated	133	—
Interest — Unaffiliated	4,001	314
Securities lending income — Affiliated — net	171,873	—
Foreign taxes withheld	(1,099,875)	(153,091)

Total investment income	16,072,870	1,361,250

EXPENSES
Investment advisory fees	18,716,433	2,262,945
Commitment fees	—	4,298
Miscellaneous	217	217

Total expenses	18,716,650	2,267,460

Less:
Investment advisory fees waived	—	(1,362,283)

Total expenses after fees waived	18,716,650	905,177

Net investment income (loss)	(2,643,780)	456,073

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(298,789,195)	(12,885,114)
Investments — Affiliated	5,241	—
Futures contracts	(5,762,639)	(59,023)
Foreign currency transactions	(52,883)	52,678

Net realized loss	(304,599,476)	(12,891,459)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	13,565,583	(25,999,777)
Investments — Affiliated	(13,268)	—
Futures contracts	4,827,240	29,203
Foreign currency translations	253	(3,687)

Net change in unrealized appreciation (depreciation)	18,379,808	(25,974,261)

Net realized and unrealized loss	(286,219,668)	(38,865,720)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(288,863,448)	$(38,409,647)

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares China Large-Cap ETF		iShares MSCI China A ETF
	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(2,643,780)	$77,403,606	$456,073	$7,615,518
Net realized loss	(304,599,476)	(291,904,538)	(12,891,459)	(11,951,056)
Net change in unrealized appreciation (depreciation)	18,379,808	46,397,705	(25,974,261)	72,482,786

Net increase (decrease) in net assets resulting from operations	(288,863,448)	(168,103,227)	(38,409,647)	68,147,248

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(57,067,283)	(75,177,990)	(7,204,626)	(6,046,186)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,469,533,082	1,626,058,494	326,771,030	81,420,345

NET ASSETS
Total increase in net assets	1,123,602,351	1,382,777,277	281,156,757	143,521,407
Beginning of period	4,812,487,339	3,429,710,062	627,526,468	484,005,061

End of period	$5,936,089,690	$4,812,487,339	$908,683,225	$627,526,468

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Financial Highlights

(For a share outstanding throughout each period)

	iShares China Large-Cap ETF
	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$40.36		$41.57	$41.63	$43.14	$42.57	$35.11

Net investment income (loss)(a)		(0.02)	0.88	0.89	1.07	1.27	0.86
Net realized and unrealized gain (loss)(b)		(2.18)	(1.26)	0.17	(1.73)	0.80	7.47

Net increase (decrease) from investment operations		(2.20)	(0.38)	1.06	(0.66)	2.07	8.33

Distributions(c)
From net investment income		(0.43)	(0.83)	(1.12)	(0.85)	(1.50)	(0.87)

Total distributions		(0.43)	(0.83)	(1.12)	(0.85)	(1.50)	(0.87)

Net asset value, end of period	$37.73		$40.36	$41.57	$41.63	$43.14	$42.57

Total Return(d)
Based on net asset value	(5.44	)%(e)	(1.13)%	2.59%	(1.44)%	4.73%	24.23%

Ratios to Average Net Assets(f)
Total expenses	0.74	%(g)	0.74%	0.74%	0.74%	0.74%	0.74%

Net investment income (loss)	(0.10	)%(g)	1.90%	2.18%	2.55%	2.75%	2.26%

Supplemental Data
Net assets, end of period (000)	$5,936,090		$4,812,487	$3,429,710	$5,039,411	$4,096,070	$3,346,303

Portfolio turnover rate(h)	17	%(e)	62%	18%	14%	18%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI China A ETF
	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21		Year Ended 07/31/20		Year Ended 07/31/19		Year Ended 07/31/18		Year Ended 07/31/17

Net asset value, beginning of period	$41.70		$36.39		$28.68		$27.06		$29.19		$25.68

Net investment income(a)	0.03		0.52		0.59		0.84		0.56		0.30
Net realized and unrealized gain (loss)(b)		(1.20)	5.22		7.47		1.67		(2.38)		3.66

Net increase (decrease) from investment operations		(1.17)	5.74		8.06		2.51		(1.82)		3.96

Distributions(c)
From net investment income		(0.41)	(0.43)		(0.35)		(0.19)		(0.31)		(0.45)
From net realized gain	—		—		—		(0.70)		—		—

Total distributions		(0.41)	(0.43)		(0.35)		(0.89)		(0.31)		(0.45)

Net asset value, end of period	$40.12		$41.70		$36.39		$28.68		$27.06		$29.19

Total Return(d)
Based on net asset value	(2.90	)%(e)	15.79%		28.40%		9.97%		(6.33	)%(f)	15.65%

Ratios to Average Net Assets(g)
Total expenses	0.60	%(h)	0.60%		0.63%		0.65%		0.65%		0.65%

Total expenses after fees waived	0.24	%(h)	0.24%		0.24%		0.24%		0.55%		0.65%

Net investment income	0.12	%(h)	1.24%		1.98%		3.10%		1.81%		1.13%

Supplemental Data
Net assets, end of period (000)	$908,683		$627,526		$484,005		$141,989		$13,529		$10,217

Portfolio turnover rate(i)	12	%(e)(j)	38	%(j)	31	%(j)	44	%(j)	154%		13%

(a) Based on average shares outstanding.

(b) The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Not annualized.

(f)  Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been -6.54%.

(g) Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

(h) Annualized.

(i)  Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).

(j) Portfolio turnover rate excluding cash creations was as follows:		12%	24%		28%		22%		—		—

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
China Large-Cap	Non-diversified
MSCI China A	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
China Large-Cap
BofA Securities, Inc.	$5,467,689	$5,467,689		$—	$—
Goldman Sachs & Co. LLC	698,810	698,810		—	—

	$6,166,499	$6,166,499		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to the iShares China Large-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fee
First $6 billion	0.74%
Over $6 billion, up to and including $9 billion	0.67
Over $9 billion, up to and including $12 billion	0.60
Over $12 billion	0.54

For its investment advisory services to the iShares MSCI China A ETF, BFA is entitled to an annual investment advisory fee of 0.60%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Expense Waivers: BFA may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses (excluding acquired fund fees and expenses, if any). BFA has elected to implement a voluntary fee waiver in order to limit the Fund’s total annual operating expenses after fee waiver to 0.24%, and currently intends to keep such voluntary fee waiver for the Fund in place through December 31, 2022. Any such voluntary waiver or reimbursement may be eliminated by BFA at any time.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived
MSCI China A	$1,362,283

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
China Large-Cap	$47,783

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
China Large-Cap	$37,591,703	$38,140,969	$(1,251,104)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
China Large-Cap	$2,347,922,573	$876,880,060
MSCI China A	396,096,675	86,218,468

There were no in-kind transactions for the six months ended January 31, 2022.

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
China Large-Cap	$2,357,333,369
MSCI China A	13,836,433

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
China Large-Cap	$6,338,539,811	$444,014,973	$(842,878,691)	$(398,863,718)
MSCI China A	761,139,202	187,904,357	(42,883,949)	145,020,408

9.	LINE OF CREDIT

The iShares MSCI China A ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on October 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1 and $200 million with respect to Tier 2, including the Fund. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement. The Credit Agreement was terminated on August 12, 2021.

Effective August 13, 2021, the iShares MSCI China A ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

During the six months ended January 31, 2022, the Fund did not borrow under the Credit Agreement or Syndicated Credit Agreement.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: The iShares MSCI China A ETF invests in A-shares (i.e., equity securities of companies based in the People’s Republic of China (“China” or “PRC”) that trade on the Shanghai Stock Exchange and Shenzhen Stock Exchange) primarily through the Shanghai-Hong Kong Stock Connect program or the Shenzhen-Hong Kong Stock Connect program (together, “Stock Connect”). Investing in A-shares through Stock Connect is subject to trading, clearance and settlement procedures, which could pose risks to the Fund. Trading through Stock Connect is subject to a daily quota, which limits the maximum net purchases under Stock Connect each day. The daily quota may restrict the Fund’s ability to invest in A-shares on a timely basis and could affect the Fund’s ability to effectively pursue its investment strategy. Additionally, the Fund may be subject to the risk of price fluctuations on days when the Chinese markets are open, but Stock Connect is not trading. The A-shares market has a higher propensity for trading suspensions than many other global equity markets.

An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

The Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities.

The Funds invest a significant portion of their assets in securities of issuers located in China or with significant exposure to Chinese issuers or countries. Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. In addition, measures may be taken to limit the flow of capital and/or sanctions may be imposed, which could prohibit or restrict the ability to own or transfer fund assets and may also include retaliatory actions, such as seizure of fund assets.

The Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

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Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 01/31/22		Year Ended 07/31/21
iShares ETF	Shares	Amount	Shares	Amount
China Large-Cap
Shares sold	38,100,000	$1,469,533,082	50,700,000	$2,298,663,625
Shares redeemed	—	—	(13,950,000)	(672,605,131)

Net increase	38,100,000	$1,469,533,082	36,750,000	$1,626,058,494

MSCI China A
Shares sold	7,800,000	$335,255,691	3,900,000	$168,647,485
Shares redeemed	(200,000)	(8,484,661)	(2,150,000)	(87,227,140)

Net increase	7,600,000	$326,771,030	1,750,000	$81,420,345

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	29

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares China Large-Cap ETF and iShares MSCI China A ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI China A(a)	$0.390480	$—	$0.020040	$0.410520	95%	—%	5%	100%

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	31

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

JSC	Joint Stock Company

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	33

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited or MSCI Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-106-0122

JANUARY 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares Core Aggressive Allocation ETF | AOA | NYSE Arca
•	iShares Core Conservative Allocation ETF | AOK | NYSE Arca
•	iShares Core Growth Allocation ETF | AOR | NYSE Arca
•	iShares Core Moderate Allocation ETF | AOM | NYSE Arca
•	iShares Morningstar Multi-Asset Income ETF | IYLD | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2022
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	3.44%	23.29%
U.S. small cap equities (Russell 2000® Index)	(8.41)	(1.21)
International equities (MSCI Europe, Australasia, Far East Index)	(3.43)	7.03
Emerging market equities (MSCI Emerging Markets Index)	(4.59)	(7.23)
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.04
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.87)	(4.43)
U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(3.17)	(2.97)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.56)	(1.22)
U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(1.55)	2.05
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2022	iShares® Core Aggressive Allocation ETF

Investment Objective

The iShares Core Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent an aggressive target risk allocation strategy, as represented by the S&P Target Risk Aggressive Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.39)%	11.30%	10.69%	9.91%	11.30%	66.15%	157.18%
Fund Market	(0.21)	11.31	10.71	9.91	11.31	66.32	157.30
Index	(0.33)	11.46	10.85	10.04	11.46	67.41	160.36

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$996.10	$0.70		$1,000.00	$1,024.50	$0.71		0.14%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments	(a)
Domestic Equity	46.5%
International Equity	33.3
Domestic Fixed Income	17.2
International Fixed Income	3.0

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares Core S&P 500 ETF	42.8%
iShares Core MSCI International Developed Markets ETF	24.8
iShares Core Total USD Bond Market ETF	17.2
iShares Core MSCI Emerging Markets ETF	8.5
iShares Core International Aggregate Bond ETF	3.0

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Fund Summary as of January 31, 2022	iShares® Core Conservative Allocation ETF

Investment Objective

The iShares Core Conservative Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a conservative target risk allocation strategy, as represented by the S&P Target Risk Conservative Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.09)%	2.44%	6.03%	5.00%	2.44%	33.98%	62.84%
Fund Market	(2.09)	2.44	6.07	5.01	2.44	34.24	63.00
Index	(2.02)	2.62	6.25	5.13	2.62	35.40	64.87

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$979.10	$0.65		$1,000.00	$1,024.60	$0.66		0.13%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments	(a)
Domestic Fixed Income	59.7%
Domestic Equity	17.3
International Equity	12.4
International Fixed Income	10.6

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares Core Total USD Bond Market ETF	59.7%
iShares Core S&P 500 ETF	15.9
iShares Core International Aggregate Bond ETF	10.6
iShares Core MSCI International Developed Markets ETF	9.2
iShares Core MSCI Emerging Markets ETF	3.2

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2022	iShares® Core Growth Allocation ETF

Investment Objective

The iShares Core Growth Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a growth allocation target risk strategy, as represented by the S&P Target Risk Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.06)%	7.78%	8.87%	8.07%	7.78%	52.98%	117.20%
Fund Market	(0.88)	7.73	8.89	8.07	7.73	53.09	117.31
Index	(1.00)	7.95	9.07	8.20	7.95	54.33	120.01

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$989.40	$0.70		$1,000.00	$1,024.50	$0.71		0.14%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments	(a)
Domestic Equity	34.7%
Domestic Fixed Income	34.3
International Equity	24.9
International Fixed Income	6.1

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares Core Total USD Bond Market ETF	34.3%
iShares Core S&P 500 ETF	32.0
iShares Core MSCI International Developed Markets ETF	18.5
iShares Core MSCI Emerging Markets ETF	6.4
iShares Core International Aggregate Bond ETF	6.1

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022	iShares® Core Moderate Allocation ETF

Investment Objective

The iShares Core Moderate Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds intended to represent a moderate target risk allocation strategy, as represented by the S&P Target Risk Moderate Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.74)%	4.24%	6.99%	6.09%	4.24%	40.18%	80.68%
Fund Market	(1.78)	4.21	7.03	6.10	4.21	40.47	80.75
Index	(1.68)	4.41	7.21	6.23	4.41	41.61	83.04

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$982.60	$0.70		$1,000.00	$1,024.50	$0.71		0.14%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments	(a)
Domestic Fixed Income	51.2%
Domestic Equity	23.1
International Equity	16.6
International Fixed Income	9.1

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares Core Total USD Bond Market ETF	51.2%
iShares Core S&P 500 ETF	21.3
iShares Core MSCI International Developed Markets ETF	12.3
iShares Core International Aggregate Bond ETF	9.1
iShares Core MSCI Emerging Markets ETF	4.2

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2022	iShares® Morningstar Multi-Asset Income ETF

Investment Objective

The iShares Morningstar Multi-Asset Income ETF (the “Fund”) seeks to track the investment results of an index composed of underlying equity, fixed income and other income funds that collectively seek to deliver high current income while providing an opportunity for capital appreciation, as represented by the Morningstar® Multi-Asset High Income IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(1.79)%	2.84%	3.84%	4.49%	2.84%	20.75%	54.04%
Fund Market	(1.83)	2.84	3.83	4.48	2.84	20.66	53.91
Index	(1.70)	2.91	3.98	4.55	2.91	21.55	54.77

The inception date of the Fund was 4/3/12. The first day of secondary market trading was 4/5/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)
$1,000.00	$982.10	$1.25		$1,000.00	$1,023.90	$1.28		0.25%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments	(a)
Domestic Fixed Income	24.4%
Domestic Equity	19.3
International Equity	16.5
Mortgage-Backed Securities	15.0
International Fixed Income	13.7
Non-Investment Grade Bonds	6.2
Domestic Real Estate	4.9

(a)	Excludes money market funds.

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares MBS ETF	15.0%
iShares 10-20 Year Treasury Bond ETF	14.8
iShares Preferred and Income Securities ETF	14.8
iShares Emerging Markets Dividend ETF	10.4
iShares J.P. Morgan EM Local Currency Bond ETF	9.8

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) January 31, 2022	iShares® Core Aggressive Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Domestic Equity — 46.4%
iShares Core S&P 500 ETF	1,473,405	$665,640,177
iShares Core S&P Mid-Cap ETF	151,972	39,898,729
iShares Core S&P Small-Cap ETF	166,834	17,726,112

		723,265,018

Domestic Fixed Income — 17.1%
iShares Core Total USD Bond Market ETF	5,162,632	267,424,338

International Equity — 33.3%
iShares Core MSCI Emerging Markets ETF	2,234,923	133,156,712
iShares Core MSCI International Developed Markets ETF	5,933,046	385,707,320

		518,864,032

International Fixed Income — 3.0%
iShares Core International Aggregate Bond ETF	879,280	47,305,264

Total Investment Companies — 99.8% (Cost: $1,274,865,918)		1,556,858,652

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	2,893,000	$2,893,000

Total Short-Term Investments — 0.2% (Cost: $2,893,000)		2,893,000

Total Investments in Securities — 100.0% (Cost: $1,277,758,918)		1,559,751,652

Other Assets, Less Liabilities — 0.0%		49,618

Net Assets — 100.0%		$1,559,801,270

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$0	(b)	$—	$—	$—	$—	—	$484	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,373,000	1,520,000	(b)	—	—	—	2,893,000	2,893,000	106		—
iShares Core International Aggregate Bond ETF	43,583,243	7,829,651		(2,344,100)	92,622	(1,856,152)	47,305,264	879,280	562,938		25,353
iShares Core MSCI Emerging Markets ETF	125,859,707	21,717,382		(6,521,766)	1,480,313	(9,378,924)	133,156,712	2,234,923	3,022,018		—
iShares Core MSCI International Developed Markets ETF	376,933,707	49,468,420		(22,359,217)	2,968,798	(21,304,388)	385,707,320	5,933,046	6,954,258		—
iShares Core S&P 500 ETF	614,119,744	84,364,896		(46,769,635)	16,670,095	(2,744,923)	665,640,177	1,473,405	4,616,407		—
iShares Core S&P Mid-Cap ETF	38,615,190	5,187,406		(2,686,646)	923,820	(2,141,041)	39,898,729	151,972	289,612		—
iShares Core S&P Small-Cap ETF	17,578,972	2,328,541		(1,463,718)	399,772	(1,117,455)	17,726,112	166,834	203,653		—
iShares Core Total USD Bond Market ETF	246,824,801	44,666,545		(13,213,094)	325,231	(11,179,145)	267,424,338	5,162,632	2,136,617		—

					$22,860,651	$(49,722,028)	$1,559,751,652		$17,786,093		$25,353

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

10	2020 BLACKROCK SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core Aggressive Allocation ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	13	03/18/22	$2,928	$(97,417)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$97,417

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$174,265

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(137,533)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,724,796

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,556,858,652	$—	$—	$1,556,858,652
Money Market Funds	2,893,000	—	—	2,893,000

	$1,559,751,652	$—	$—	$1,559,751,652

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(97,417)	$—	$—	$(97,417)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) January 31, 2022	iShares® Core Conservative Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Domestic Equity — 17.3%
iShares Core S&P 500 ETF	389,974	$176,178,554
iShares Core S&P Mid-Cap ETF	40,262	10,570,385
iShares Core S&P Small-Cap ETF	44,117	4,687,431

		191,436,370

Domestic Fixed Income — 59.6%
iShares Core Total USD Bond Market ETF	12,753,871	660,650,518

International Equity — 12.4%
iShares Core MSCI Emerging Markets ETF	591,574	35,245,979
iShares Core MSCI International Developed Markets ETF	1,570,396	102,091,444

		137,337,423

International Fixed Income — 10.5%
iShares Core International Aggregate Bond ETF	2,172,222	116,865,544

Total Investment Companies — 99.8% (Cost: $1,076,726,405)		1,106,289,855

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	1,721,000	$1,721,000

Total Short-Term Investments — 0.2% (Cost: $1,721,000)		1,721,000

Total Investments in Securities — 100.0% (Cost: $1,078,447,405)		1,108,010,855

Other Assets, Less Liabilities — (0.0)%		(99,603)

Net Assets — 100.0%		$1,107,911,252

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,661,000	$60,000	(a)	$—	$—	$—	$1,721,000	1,721,000	$57	$—
iShares Core International Aggregate Bond ETF	98,849,025	33,526,002		(11,361,193)	444,139	(4,592,429)	116,865,544	2,172,222	1,268,732	57,140
iShares Core MSCI Emerging Markets ETF	30,584,348	9,961,896		(3,477,199)	774,910	(2,597,976)	35,245,979	591,574	733,265	—
iShares Core MSCI International Developed Markets ETF	91,596,469	28,219,082		(13,573,476)	1,885,725	(6,036,356)	102,091,444	1,570,396	1,688,069	—
iShares Core S&P 500 ETF	149,235,706	47,798,591		(24,945,226)	7,136,244	(3,046,761)	176,178,554	389,974	1,130,031	—
iShares Core S&P Mid-Cap ETF	9,385,099	2,944,321		(1,506,521)	412,317	(664,831)	10,570,385	40,262	70,884	—
iShares Core S&P Small-Cap ETF	4,276,875	1,306,740		(738,349)	185,942	(343,777)	4,687,431	44,117	49,759	—
iShares Core Total USD Bond Market ETF	559,809,278	190,041,337		(64,279,199)	1,626,091	(26,546,989)	660,650,518	12,753,871	4,768,861	—

					$12,465,368	$(43,829,119)	$1,108,010,855		$9,709,658	$57,140

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core Conservative Allocation ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,106,289,855	$—	$—	$1,106,289,855
Money Market Funds	1,721,000	—	—	1,721,000

	$1,108,010,855	$—	$—	$1,108,010,855

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) January 31, 2022	iShares® Core Growth Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Domestic Equity — 34.7%
iShares Core S&P 500 ETF	1,398,678	$631,880,760
iShares Core S&P Mid-Cap ETF	144,260	37,874,020
iShares Core S&P Small-Cap ETF	158,384	16,828,300

		686,583,080

Domestic Fixed Income — 34.2%
iShares Core Total USD Bond Market ETF	13,065,272	676,781,090

International Equity — 24.9%
iShares Core MSCI Emerging Markets ETF	2,121,045	126,371,861
iShares Core MSCI International Developed Markets ETF	5,631,840	366,125,919

		492,497,780

International Fixed Income — 6.0%
iShares Core International Aggregate Bond ETF	2,225,258	119,718,880

Total Investment Companies — 99.8% (Cost: $1,775,632,280)		1,975,580,830

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	3,263,000	$3,263,000

Total Short-Term Investments — 0.2% (Cost: $3,263,000)		3,263,000

Total Investments in Securities — 100.0% (Cost: $1,778,895,280)		1,978,843,830

Other Assets, Less Liabilities — (0.0)%		(209,694)

Net Assets — 100.0%		$1,978,634,136

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,523,000	$1,740,000	(a)	$—	$—	$—	$3,263,000	3,263,000	$139	$—
iShares Core International Aggregate Bond ETF	110,030,490	29,280,758		(14,965,430)	612,912	(5,239,850)	119,718,880	2,225,258	1,507,562	67,895
iShares Core MSCI Emerging Markets ETF	119,154,769	30,768,564		(15,698,815)	3,211,312	(11,063,969)	126,371,861	2,121,045	3,024,184	—
iShares Core MSCI International
Developed Markets ETF	356,851,973	81,084,044		(53,670,255)	7,141,929	(25,281,772)	366,125,919	5,631,840	6,953,829	—
iShares Core S&P 500 ETF	581,403,308	137,201,325		(100,207,470)	36,245,462	(22,761,865)	631,880,760	1,398,678	4,555,927	—
iShares Core S&P Mid-Cap ETF	36,553,257	8,490,989		(5,959,286)	1,872,083	(3,083,023)	37,874,020	144,260	286,030	—
iShares Core S&P Small-Cap ETF	16,649,040	3,826,082		(2,932,902)	813,914	(1,527,834)	16,828,300	158,384	201,701	—
iShares Core Total USD Bond Market ETF	623,132,518	166,432,125		(84,615,081)	2,031,435	(30,199,907)	676,781,090	13,065,272	5,555,144	—

					$51,929,047	$(99,158,220)	$1,978,843,830		$22,084,516	$67,895

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core Growth Allocation ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,975,580,830	$—	$—	$1,975,580,830
Money Market Funds	3,263,000	—	—	3,263,000

	$1,978,843,830	$—	$—	$1,978,843,830

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) January 31, 2022	iShares® Core Moderate Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Domestic Equity — 23.1%
iShares Core S&P 500 ETF	828,329	$374,214,192
iShares Core S&P Mid-Cap ETF	85,432	22,429,317
iShares Core S&P Small-Cap ETF	93,802	9,966,463

		406,609,972

Domestic Fixed Income — 51.2%
iShares Core Total USD Bond Market ETF	17,410,116	901,844,009

International Equity — 16.5%
iShares Core MSCI Emerging Markets ETF	1,256,177	74,843,026
iShares Core MSCI International Developed Markets ETF	3,335,344	216,830,713

		291,673,739

International Fixed Income — 9.1%
iShares Core International Aggregate Bond ETF(b)	2,965,271	159,531,580

Total Investment Companies — 99.9% (Cost: $1,650,546,946)		1,759,659,300

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(a)(c)(d)	1,657,003	1,657,500

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	2,726,000 $	2,726,000

		4,383,500

Total Short-Term Investments — 0.2% (Cost: $ 4,383,500)		4,383,500

Total Investments in Securities — 100.1% (Cost: $ 1,654,930,446)		1,764,042,800

Other Assets, Less Liabilities — (0.1)%		(1,822,150)

Net Assets — 100.0%		$1,762,220,650

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$1,658,491	(a)	$—	$(991)	$—	$1,657,500	1,657,003	$259	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,776,000	950,000	(a)	—	—	—	2,726,000	2,726,000	124		—
iShares Core International Aggregate Bond ETF	153,049,515	26,468,012		(13,949,054)	609,730	(6,646,623)	159,531,580	2,965,271	1,899,035		85,527
iShares Core MSCI Emerging Markets ETF	73,662,595	12,350,844		(6,564,283)	1,416,550	(6,022,680)	74,843,026	1,256,177	1,727,200		—
iShares Core MSCI International Developed Markets ETF	220,609,290	32,980,129		(26,390,246)	3,153,509	(13,521,969)	216,830,713	3,335,344	3,970,307		—
iShares Core S&P 500 ETF	359,429,377	55,005,947		(49,987,936)	14,133,349	(4,366,545)	374,214,192	828,329	2,708,494		—
iShares Core S&P Mid-Cap ETF	22,610,059	3,403,483		(2,989,191)	826,575	(1,421,609)	22,429,317	85,432	169,709		—
iShares Core S&P Small-Cap ETF	10,293,984	1,540,878		(1,498,348)	351,058	(721,109)	9,966,463	93,802	118,806		—
iShares Core Total USD Bond Market ETF	866,759,864	151,295,761		(78,598,494)	2,026,946	(39,640,068)	901,844,009	17,410,116	7,507,084		—

					$22,516,726	$(72,340,603)	$1,764,042,800		$18,101,018		$85,527

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core Moderate Allocation ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$1,759,659,300	$—	$—	$1,759,659,300
Money Market Funds	4,383,500	—	—	4,383,500

	$1,764,042,800	$—	$—	$1,764,042,800

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) January 31, 2022	iShares® Morningstar Multi-Asset Income ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies(a)

Domestic Equity — 19.3%
iShares Core High Dividend ETF	94,940	$9,810,150
iShares Preferred and Income Securities ETF	858,482	32,321,848

		42,131,998

Domestic Fixed Income — 24.3%
iShares 10-20 Year Treasury Bond ETF	225,176	32,328,518
iShares 20+ Year Treasury Bond ETF(b)	146,828	20,906,839

		53,235,357

Domestic Real Estate — 4.9%
iShares Mortgage Real Estate ETF	23,186	785,542
iShares U.S. Real Estate ETF	93,149	9,927,820

		10,713,362

International Equity — 16.5%
iShares Emerging Markets Dividend ETF	587,705	22,708,921
iShares International Select Dividend ETF	417,834	13,412,472

		36,121,393

International Fixed Income — 13.7%
iShares J.P. Morgan EM Local Currency Bond ETF	541,321	21,371,353
iShares J.P. Morgan USD Emerging Markets Bond ETF	80,830	8,517,865

		29,889,218

Mortgage-Backed Securities — 15.0%
iShares MBS ETF	308,707	32,701,333

Non-Investment Grade Bonds — 6.2%
iShares iBoxx $ High Yield Corporate Bond ETF(b)	160,706	13,611,798

Total Investment Companies — 99.9% (Cost: $227,041,282)		218,404,459

Security	Shares	Value

Short-Term Investments

Money Market Funds — 12.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(a)(c)(d)	27,339,975	$27,348,177
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(c)	130,000	130,000

		27,478,177

Total Short-Term Investments — 12.6% (Cost: $ 27,462,313)		27,478,177

Total Investments in Securities — 112.5% (Cost: $ 254,503,595)		245,882,636

Other Assets, Less Liabilities — (12.5)%		(27,396,987)

Net Assets — 100.0%		$218,485,649

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,891,231	$13,465,201	(a)	$—		$(5,514)	$(2,741)	$27,348,177	27,339,975	$169,010	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	140,000	—		(10,000	)(a)	—	—	130,000	130,000	6		—
iShares 10-20 Year Treasury Bond ETF	25,390,759	11,936,245		(3,125,173)		(60,073)	(1,813,240)	32,328,518	225,176	273,699		—
iShares 20+ Year Treasury Bond ETF	38,754,388	464,619		(17,214,124)		(1,357,662)	259,618	20,906,839	146,828	202,513		—
iShares 7-10 Year Treasury Bond ETF(c)	11,183,745	—		(11,131,622)		225,532	(277,655)	—	—	7,232		—
iShares Core High Dividend ETF	22,389,381	246,747		(13,363,092)		708,709	(171,595)	9,810,150	94,940	198,510		—
iShares Emerging Markets Dividend ETF	22,843,120	1,895,227		(2,284,671)		381,708	(126,463)	22,708,921	587,705	746,253		—
iShares iBoxx $ High Yield Corporate Bond ETF	13,749,068	7,670,641		(7,123,662)		(169,745)	(514,504)	13,611,798	160,706	338,563		—
iShares International Developed Real Estate ETF(c)	—	1,741,992		(1,616,236)		(125,756)	—	—	—	16,639		—
iShares International Select Dividend ETF	1,122,377	13,384,730		(1,162,981)		226,396	(158,050)	13,412,472	417,834	351,477		—
iShares J.P. Morgan EM Local Currency Bond ETF	11,784,335	13,888,122		(2,020,595)		(61,639)	(2,218,870)	21,371,353	541,321	851,667		—

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Morningstar Multi-Asset Income ETF

Affiliates (continued)

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds
iShares J.P. Morgan USD Emerging Markets Bond ETF	$11,396,778	$8,967,878	$(11,740,096)	$65,117	$(171,812)	$8,517,865	80,830	$95,479	$—
iShares MBS ETF	35,775,205	1,373,478	(3,558,540)	(29,877)	(858,933)	32,701,333	308,707	56,673	—
iShares Mortgage Real Estate ETF	8,267,709	107,607	(7,397,147)	(1,395,430)	1,202,803	785,542	23,186	69,343	—
iShares Preferred and Income Securities ETF	36,571,471	822,629	(3,514,071)	94,785	(1,652,966)	32,321,848	858,482	759,645	—
iShares U.S. Real Estate ETF	3,856,007	7,981,571	(1,897,557)	143,818	(156,019)	9,927,820	93,149	115,443	—

				$(1,359,631)	$(6,660,427)	$245,882,636		$4,252,152	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$218,404,459	$—	$—	$218,404,459
Money Market Funds	27,478,177	—	—	27,478,177

	$245,882,636	$—	$—	$245,882,636

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Statements of Assets and Liabilities (unaudited)

January 31, 2022

	iShares Core Aggressive Allocation ETF	iShares Core Conservative Allocation ETF	iShares Core Growth Allocation ETF	iShares Core Moderate Allocation ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$1,559,751,652	$1,108,010,855	$1,978,843,830	$1,764,042,800
Cash	56	3,475	3,139	8,842
Cash pledged:
Futures contracts	156,000	—	—	—
Receivables:
Securities lending income — Affiliated	—	—	—	112
Variation margin on futures contracts	52,688	—	—	—
Dividends	14	8	15	181

Total assets	1,559,960,410	1,108,014,338	1,978,846,984	1,764,051,935

LIABILITIES
Collateral on securities loaned, at value	—	2,148	—	1,657,500
Payables:
Capital shares redeemed	18,923	17,282	37,752	28,414
Investment advisory fees	140,217	83,656	175,096	145,371

Total liabilities	159,140	103,086	212,848	1,831,285

NET ASSETS	$1,559,801,270	$1,107,911,252	$1,978,634,136	$1,762,220,650

NET ASSETS CONSIST OF:
Paid-in capital	$1,262,005,842	$1,069,262,022	$1,735,568,021	$1,636,412,918
Accumulated earnings	297,795,428	38,649,230	243,066,115	125,807,732

NET ASSETS	$1,559,801,270	$1,107,911,252	$1,978,634,136	$1,762,220,650

Shares outstanding	22,300,000	28,500,000	35,900,000	39,950,000

Net asset value	$69.95	$38.87	$55.12	$44.11

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$—	$—	$1,614,000
(b) Investments, at cost — Affiliated	$1,277,758,918	$1,078,447,405	$1,778,895,280	$1,654,930,446

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2022

iShares Morningstar Multi-Asset Income ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Affiliated(b)	$245,882,636
Cash	237
Receivables:
Securities lending income — Affiliated	23,432
Dividends	2,347

Total assets	245,908,652

LIABILITIES
Collateral on securities loaned, at value	27,375,629
Payables:
Investment advisory fees	47,374

Total liabilities	27,423,003

NET ASSETS	$218,485,649

NET ASSETS CONSIST OF:
Paid-in capital	$255,849,745
Accumulated loss	(37,364,096)

NET ASSETS	$218,485,649

Shares outstanding	9,300,000

Net asset value	$23.49

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$26,751,832
(b) Investments, at cost — Affiliated	$254,503,595

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Operations (unaudited)

Six Months Ended January 31, 2022

	iShares Core Aggressive Allocation ETF	iShares Core Conservative Allocation ETF	iShares Core Growth Allocation ETF	iShares Core Moderate Allocation ETF

INVESTMENT INCOME
Dividends — Affiliated	$17,785,609	$9,709,658	$22,084,516	$18,100,759
Securities lending income — Affiliated — net	484	—	—	259

Total investment income	17,786,093	9,709,658	22,084,516	18,101,018

EXPENSES
Investment advisory fees	1,504,430	963,297	1,947,663	1,751,276
Miscellaneous	217	217	217	217

Total expenses	1,504,647	963,514	1,947,880	1,751,493

Less:
Investment advisory fees waived	(385,752)	(289,134)	(535,019)	(509,365)

Total expenses after fees waived	1,118,895	674,380	1,412,861	1,242,128

Net investment income	16,667,198	9,035,278	20,671,655	16,858,890

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	221,982	176,027	324,269	299,932
In-kind redemptions — Affiliated	22,638,669	12,289,341	51,604,778	22,216,794
Capital gain distributions from underlying funds — Affiliated	25,353	57,140	67,895	85,527
Futures contracts	174,265	—	—	—

Net realized gain	23,060,269	12,522,508	51,996,942	22,602,253

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(49,722,028)	(43,829,119)	(99,158,220)	(72,340,603)
Futures contracts	(137,533)	—	—	—
Net change in unrealized appreciation (depreciation)	(49,859,561)	(43,829,119)	(99,158,220)	(72,340,603)

Net realized and unrealized loss	(26,799,292)	(31,306,611)	(47,161,278)	(49,738,350)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(10,132,094)	$(22,271,333)	$(26,489,623)	$(32,879,460)

See notes to financial statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2022

iShares Morningstar Multi-Asset Income ETF

INVESTMENT INCOME
Dividends — Affiliated	$4,083,142
Securities lending income — Affiliated — net	169,010

Total investment income	4,252,152

EXPENSES
Investment advisory fees	294,789
Miscellaneous	217

Total expenses	295,006

Net investment income	3,957,146

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(2,266,406)
In-kind redemptions — Affiliated	906,775

Net realized loss	(1,359,631)

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(6,660,427)

Net change in unrealized appreciation (depreciation)	(6,660,427)

Net realized and unrealized loss	(8,020,058)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(4,062,912)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	23

Statements of Changes in Net Assets

	iShares Core Aggressive Allocation ETF		iShares Core Conservative Allocation ETF
	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,667,198	$19,874,953	$9,035,278	$13,179,502
Net realized gain	23,060,269	22,007,730	12,522,508	32,643,402
Net change in unrealized appreciation (depreciation)	(49,859,561)	242,147,462	(43,829,119)	31,604,915

Net increase (decrease) in net assets resulting from operations	(10,132,094)	284,030,145	(22,271,333)	77,427,819

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(16,208,549)	(20,581,128)	(8,904,284)	(14,457,143)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	121,435,651	185,091,938	193,831,054	183,867,378

NET ASSETS
Total increase in net assets	95,095,008	448,540,955	162,655,437	246,838,054
Beginning of period	1,464,706,262	1,016,165,307	945,255,815	698,417,761

End of period	$1,559,801,270	$1,464,706,262	$1,107,911,252	$945,255,815

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Core Growth Allocation ETF		iShares Core Moderate Allocation ETF
	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,671,655	$25,949,482	$16,858,890	$23,134,026
Net realized gain	51,996,942	60,814,176	22,602,253	49,451,984
Net change in unrealized appreciation (depreciation)	(99,158,220)	203,291,958	(72,340,603)	105,739,072

Net increase (decrease) in net assets resulting from operations	(26,489,623)	290,055,616	(32,879,460)	178,325,082

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(20,189,760)	(27,609,936)	(16,584,844)	(25,186,094)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	180,315,120	168,248,398	103,764,628	315,724,534

NET ASSETS
Total increase in net assets	133,635,737	430,694,078	54,300,324	468,863,522
Beginning of period	1,844,998,399	1,414,304,321	1,707,920,326	1,239,056,804

End of period	$1,978,634,136	$1,844,998,399	$1,762,220,650	$1,707,920,326

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	25

Statements of Changes in Net Assets (continued)

	iShares Morningstar Multi-Asset Income ETF
	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,957,146	$8,175,908
Net realized loss	(1,359,631)	(5,964,961)
Net change in unrealized appreciation (depreciation)	(6,660,427)	22,646,447

Net increase (decrease) in net assets resulting from operations	(4,062,912)	24,857,394

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(3,916,474)	(9,541,720)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(16,726,088)	(51,574,819)

NET ASSETS
Total decrease in net assets	(24,705,474)	(36,259,145)
Beginning of period	243,191,123	279,450,268

End of period	$218,485,649	$243,191,123

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core Aggressive Allocation ETF
	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$70.93		$56.77	$54.53	$54.21	$52.49	$47.02

Net investment income(a)	0.77		1.05	1.24	1.29	1.06	1.09
Net realized and unrealized gain (loss)(b)	(1.03)		14.19	2.24	0.28	3.51	5.40

Net increase (decrease) from investment operations	(0.26)		15.24	3.48	1.57	4.57	6.49

Distributions(c)
From net investment income	(0.72)		(1.08)	(1.24)	(1.25)	(1.05)	(1.02)
From net realized gain	—		—	—	—	(1.80)	—

Total distributions	(0.72)		(1.08)	(1.24)	(1.25)	(2.85)	(1.02)

Net asset value, end of period	$69.95		$70.93	$56.77	$54.53	$54.21	$52.49

Total Return(d)
Based on net asset value	(0.39	)%(e)	27.01%	6.49%	2.99%	8.84%	13.99%

Ratios to Average Net Assets(f)
Total expenses	0.19	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.14	%(g)	0.20%	0.19%	0.19%	0.18%	0.16%

Net investment income	2.13	%(g)	1.62%	2.27%	2.44%	1.97%	2.23%

Supplemental Data
Net assets, end of period (000)	$1,559,801		$1,464,706	$1,016,165	$948,896	$897,242	$692,880

Portfolio turnover rate(h)	1	%(e)	6%	4%	4%	40%	1%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	27

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core Conservative Allocation ETF
	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$40.05		$37.15	$35.27	$34.18	$34.19	$33.34

Net investment income(a)	0.36		0.61	0.88	0.98	0.70	0.74
Net realized and unrealized gain (loss)(b)	(1.19)		2.96	1.89	1.08	0.33	0.84

Net increase (decrease) from investment operations	(0.83)		3.57	2.77	2.06	1.03	1.58

Distributions(c)
From net investment income	(0.35)		(0.67)	(0.89)	(0.97)	(0.72)	(0.73)
From net realized gain	—		—	—	—	(0.32)	—

Total distributions	(0.35)		(0.67)	(0.89)	(0.97)	(1.04)	(0.73)

Net asset value, end of period	$38.87		$40.05	$37.15	$35.27	$34.18	$34.19

Total Return(d)
Based on net asset value	(2.09	)%(e)	9.70%	7.98%	6.17%	3.05%	4.84%

Ratios to Average Net Assets(f)
Total expenses	0.19	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.13	%(g)	0.19%	0.19%	0.19%	0.18%	0.14%

Net investment income	1.80	%(g)	1.58%	2.46%	2.87%	2.04%	2.22%

Supplemental Data
Net assets, end of period (000)	$1,107,911		$945,256	$698,418	$529,064	$471,721	$398,334

Portfolio turnover rate(h)	1	%(e)	5%	5%	3%	41%	2%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core Growth Allocation ETF
	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$56.25		$47.70	$45.57	$44.84	$44.08	$40.81

Net investment income(a)	0.58		0.84	1.09	1.16	0.88	0.94
Net realized and unrealized gain (loss)(b)	(1.17)		8.60	2.13	0.69	1.96	3.22

Net increase (decrease) from investment operations	(0.59)		9.44	3.22	1.85	2.84	4.16

Distributions(c)
From net investment income	(0.54)		(0.89)	(1.09)	(1.12)	(0.90)	(0.89)
From net realized gain	—		—	—	—	(1.18)	—

Total distributions	(0.54)		(0.89)	(1.09)	(1.12)	(2.08)	(0.89)

Net asset value, end of period	$55.12		$56.25	$47.70	$45.57	$44.84	$44.08

Total Return(d)
Based on net asset value	(1.06	)%(e)	19.92%	7.20%	4.24%	6.53%	10.33%

Ratios to Average Net Assets(f)
Total expenses	0.19	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.14	%(g)	0.20%	0.19%	0.19%	0.18%	0.15%

Net investment income	2.03	%(g)	1.59%	2.37%	2.63%	1.96%	2.26%

Supplemental Data
Net assets, end of period (000)	$1,978,634		$1,844,998	$1,414,304	$1,310,259	$1,118,727	$1,029,196

Portfolio turnover rate(h)	1	%(e)	7%	4%	4%	44%	2%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	29

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Core Moderate Allocation ETF
	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$45.30		$40.76	$38.77	$37.73	$37.48	$35.89

Net investment income(a)	0.42		0.68	0.96	1.05	0.77	0.81
Net realized and unrealized gain (loss)(b)	(1.20)		4.59	1.99	0.99	0.80	1.54

Net increase (decrease) from investment operations	(0.78)		5.27	2.95	2.04	1.57	2.35

Distributions(c)
From net investment income	(0.41)		(0.73)	(0.96)	(1.00)	(0.77)	(0.76)
From net realized gain	—		—	—	—	(0.55)	—

Total distributions	(0.41)		(0.73)	(0.96)	(1.00)	(1.32)	(0.76)

Net asset value, end of period	$44.11		$45.30	$40.76	$38.77	$37.73	$37.48

Total Return(d)
Based on net asset value	(1.74	)%(e)	13.03%	7.75%	5.52%	4.24%	6.66%

Ratios to Average Net Assets(f)
Total expenses	0.19	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.14	%(g)	0.19%	0.19%	0.19%	0.18%	0.15%

Net investment income	1.85	%(g)	1.57%	2.44%	2.80%	2.03%	2.24%

Supplemental Data
Net assets, end of period (000)	$1,762,221		$1,707,920	$1,239,057	$1,106,956	$909,234	$736,575

Portfolio turnover rate(h)	1	%(e)	7%	6%	4%	40%	2%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Morningstar Multi-Asset Income ETF
	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$24.32		$22.91	$24.96	$24.87	$25.63	$25.10

Net investment income(a)	0.41		0.74	1.23	1.25	1.17	1.12
Net realized and unrealized gain (loss)(b)	(0.84)		1.54	(2.02)	0.16	(0.71)	0.58

Net increase (decrease) from investment operations	(0.43)		2.28	(0.79)	1.41	0.46	1.70

Distributions(c)
From net investment income	(0.40)		(0.87)	(1.21)	(1.31)	(1.22)	(1.15)
Return of capital	—		—	(0.05)	(0.01)	—	(0.02)

Total distributions	(0.40)		(0.87)	(1.26)	(1.32)	(1.22)	(1.17)

Net asset value, end of period	$23.49		$24.32	$22.91	$24.96	$24.87	$25.63

Total Return(d)
Based on net asset value	(1.79	)%(e)	10.15%	(3.10)%	5.92%	1.85%	7.01%

Ratios to Average Net Assets(f)
Total expenses	0.25	%(g)	0.25%	0.25%	0.25%	0.25%	0.25%

Total expenses after fees waived	0.25	%(g)	0.24%	0.22%	0.23%	0.24%	0.24%

Net investment income	3.36	%(g)	3.16%	5.15%	5.14%	4.65%	4.48%

Supplemental Data
Net assets, end of period (000)	$218,486		$243,191	$279,450	$341,893	$324,618	$329,325

Portfolio turnover rate(h)	29	%(e)	94%	66%	50%	64%	51%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core Aggressive Allocation	Diversified

Core Conservative Allocation	Diversified

Core Growth Allocation	Diversified

Core Moderate Allocation	Diversified

Morningstar Multi-Asset Income	Diversified

Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the “underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core Moderate Allocation

J.P. Morgan Securities LLC	$1,614,000	$1,614,000		$—	$—

Morningstar Multi-Asset Income

J.P. Morgan Securities LLC	$78,178	$78,178		$—	$—

Jefferies LLC	2,420,630	2,420,630		—	—

Morgan Stanley	13,195,159	13,195,159		—	—
Pershing LLC	11,057,865	11,057,865		—	—

	$26,751,832	$26,751,832		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the iShares Core Aggressive Allocation, iShares Core Conservative Allocation, iShares Core Growth Allocation and iShares Core Moderate Allocation ETFs, BFA is entitled to an annual investment advisory fee of 0.15%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Prior to October 20, 2021, for its investment advisory services to each of the iShares Core Aggressive Allocation, iShares Core Conservative Allocation, iShares Core Growth Allocation and iShares Core Moderate Allocation ETFs, BFA was entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

For its investment advisory services to the iShares Morningstar Multi-Asset Income ETF, BFA is entitled to an annual investment advisory fee of 0.25%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

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Notes to Financial Statements (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For each of the iShares Core Aggressive Allocation, iShares Core Conservative Allocation, iShares Core Growth Allocation and iShares Core Moderate Allocation ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2026, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

For the iShares Morningstar Multi-Asset Income ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.60% of average daily net assets.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

Core Aggressive Allocation	$385,752

Core Conservative Allocation	289,134

Core Growth Allocation	535,019

Core Moderate Allocation	509,365

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Core Aggressive Allocation	$166

Core Moderate Allocation	82

Morningstar Multi-Asset Income	46,080

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended January 31, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Core Aggressive Allocation	$18,299,557	$18,985,218

Core Conservative Allocation	11,853,619	11,390,151

Core Growth Allocation	29,434,886	30,449,318

Core Moderate Allocation	25,310,199	25,684,664

Morningstar Multi-Asset Income	66,900,088	66,848,049

For the six months ended January 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core Aggressive Allocation	$197,263,283	$76,372,958

Core Conservative Allocation	301,944,352	108,491,012

Core Growth Allocation	427,649,002	247,599,922

Core Moderate Allocation	257,734,854	154,292,888

Morningstar Multi-Asset Income	3,581,400	20,301,518

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Core Aggressive Allocation	$7,394,539

Core Conservative Allocation	3,411,994

Core Growth Allocation	9,233,216

Core Moderate Allocation	6,019,067

Morningstar Multi-Asset Income	27,156,518

As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core Aggressive Allocation	$1,277,943,070	$285,163,422	$(3,452,257)	$281,711,165

Core Conservative Allocation	1,078,603,133	47,489,919	(18,082,197)	29,407,722

Core Growth Allocation	1,779,023,336	212,540,365	(12,719,871)	199,820,494

Core Moderate Allocation	1,655,092,300	126,397,936	(17,447,436)	108,950,500

Morningstar Multi-Asset Income	254,771,255	2,174,429	(11,063,048)	(8,888,619)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

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Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/22		Year Ended 07/31/21

iShares ETF	Shares	Amount	Shares	Amount

Core Aggressive Allocation

Shares sold	2,750,000	$197,948,873	4,050,000	$268,069,430

Shares redeemed	(1,100,000)	(76,513,222)	(1,300,000)	(82,977,492)

Net increase	1,650,000	$121,435,651	2,750,000	$185,091,938

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/22		Year Ended 07/31/21

iShares ETF	Shares	Amount	Shares	Amount

Core Conservative Allocation

Shares sold	7,650,000	$302,484,852	10,250,000	$393,898,126

Shares redeemed	(2,750,000)	(108,653,798)	(5,450,000)	(210,030,748)

Net increase	4,900,000	$193,831,054	4,800,000	$183,867,378

Core Growth Allocation

Shares sold	7,550,000	$428,706,983	8,000,000	$423,696,814

Shares redeemed	(4,450,000)	(248,391,863)	(4,850,000)	(255,448,416)

Net increase	3,100,000	$180,315,120	3,150,000	$168,248,398

Core Moderate Allocation

Shares sold	5,700,000	$258,326,053	13,200,000	$571,073,241

Shares redeemed	(3,450,000)	(154,561,425)	(5,900,000)	(255,348,707)

Net increase	2,250,000	$103,764,628	7,300,000	$315,724,534

Morningstar Multi-Asset Income

Shares sold	150,000	$3,593,393	200,000	$4,737,279

Shares redeemed	(850,000)	(20,319,481)	(2,400,000)	(56,312,098)

Net decrease	(700,000)	$(16,726,088)	(2,200,000)	$(51,574,819)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core Aggressive Allocation ETF, iShares Core Conservative Allocation ETF, iShares Core Growth Allocation ETF, iShares Core Moderate Allocation ETF and iShares Morningstar Multi-Asset Income ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	39

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

Core Aggressive Allocation(a)	$0.651831	$—	$0.067013	$0.718844	91%	—%	9%	100%

Core Conservative Allocation(a)	0.328908	—	0.021105	0.350013	94	—	6	100

Core Growth Allocation(a)	0.500686	—	0.044248	0.544934	92	—	8	100

Core Moderate Allocation(a)	0.381692	—	0.027623	0.409315	93	—	7	100

Morningstar Multi-Asset Income(a)	0.374630	—	0.026650	0.401280	93	—	7	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	41

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-104-0122

JANUARY 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares ESG MSCI USA Min Vol Factor ETF | ESMV | NASDAQ

•  iShares MSCI EAFE Min Vol Factor ETF | EFAV | Cboe BZX

•  iShares MSCI USA Min Vol Factor ETF | USMV | Cboe BZX

•  iShares MSCI USA Small-Cap Min Vol Factor ETF | SMMV | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	3.44%	23.29%

U.S. small cap equities (Russell 2000® Index)	(8.41)	(1.21)

International equities (MSCI Europe, Australasia, Far East Index)	(3.43)	7.03

Emerging market equities (MSCI Emerging Markets Index)	(4.59)	(7.23)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.87)	(4.43)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(3.17)	(2.97)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.56)	(1.22)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(1.55)	2.05

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

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Fund Summary as of January 31, 2022	iShares® ESG MSCI USA Min Vol Factor ETF

Investment Objective

The iShares ESG MSCI USA Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large and mid capitalization equities that, in aggregate, have lower volatility characteristics, reduced carbon exposure and improved environmental, social and governance (ESG) quality characteristics relative to the parent index, as represented by the MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns

Since Inception

Fund NAV	(3.07)%
Fund Market	(3.11)
Index	(3.04)

The inception date of the Fund was 11/2/21. The first day of secondary market trading was 11/4/21.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual					Hypothetical 5% Return

Beginning Account Value (11/02/21)	(a)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(b)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(b)	Annualized Expense Ratio

$ 1,000.00		$ 969.30	$ 0.44		$ 1,000.00	$ 1,024.30	$ 0.92		0.18%

(a)	The beginning of the period (commencement of operations) is November 2, 2021.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (90 days for actual and 184 days for hypothetical expenses) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	24.0%
Health Care	18.3
Industrials	11.8
Consumer Staples	11.6
Communication Services	9.2
Consumer Discretionary	7.4
Utilities	6.9
Financials	5.8
Real Estate	2.6
Materials	2.3
Energy	0.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Verizon Communications Inc.	1.6%
Cisco Systems Inc.	1.6
PepsiCo Inc.	1.6
Vertex Pharmaceuticals Inc.	1.5
Procter & Gamble Co. (The)	1.5
Kroger Co. (The)	1.5
Gilead Sciences Inc.	1.5
Accenture PLC, Class A	1.5
Consolidated Edison Inc.	1.5
Texas Instruments Inc.	1.5

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Fund Summary as of January 31, 2022	iShares® MSCI EAFE Min Vol Factor ETF

Investment Objective

The iShares MSCI EAFE Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities that, in the aggregate, have lower volatility characteristics relative to the broader developed equity markets, excluding the U.S. and Canada, as represented by the MSCI EAFE Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	(4.79)%	2.74%	5.80%	6.84%	2.74%	32.54%	93.84%
Fund Market	(4.86)	2.97	5.80	6.77	2.97	32.57	92.51
Index	(5.37)	1.99	5.65	6.81	1.99	31.65	93.24

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 952.10	$ 0.98		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Health Care	17.0%
Consumer Staples	14.7
Financials	13.9
Industrials	13.1
Communication Services	10.2
Utilities	8.9
Consumer Discretionary	7.5
Materials	6.6
Information Technology	6.1
Real Estate	2.0

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	27.7%
Switzerland	15.0
United Kingdom	9.7
Hong Kong	8.5
France	6.5
Denmark	4.7
Singapore	4.3
Germany	4.0
Netherlands	3.2
Australia	3.1

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2022	iShares® MSCI USA Min Vol Factor ETF

Investment Objective

The iShares MSCI USA Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities that, in the aggregate, have lower volatility characteristics relative to the broader U.S. equity market, as represented by the MSCI USA Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	0.58%	16.79%	12.79%	13.13%	16.79%	82.54%	243.38%
Fund Market	0.49	16.80	12.78	13.13	16.80	82.44	243.44
Index	0.66	17.00	12.98	13.31	17.00	84.06	248.96

The inception date of the Fund was 10/18/11. The first day of secondary market trading was 10/20/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,005.80	$ 0.76		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	23.9%
Health Care	18.0
Consumer Staples	11.3
Communication Services	10.6
Industrials	8.6
Utilities	7.8
Consumer Discretionary	7.7
Financials	7.2
Real Estate	2.8
Materials	1.8
Energy	0.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Johnson & Johnson	1.6%
Verizon Communications Inc.	1.6
PepsiCo Inc.	1.5
Kroger Co. (The)	1.5
Vertex Pharmaceuticals Inc.	1.5
Accenture PLC, Class A	1.5
Berkshire Hathaway Inc., Class B	1.5
Cisco Systems Inc.	1.4
Regeneron Pharmaceuticals Inc.	1.4
Waste Management Inc.	1.4

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2022	iShares® MSCI USA Small-Cap Min Vol Factor ETF

Investment Objective

The iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that, in the aggregate, have lower volatility characteristics relative to the small-capitalization U.S. equity market, as represented by the MSCI USA Small Cap Minimum Volatility (USD) Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(3.13)%	6.77%	8.66%	8.90%	6.77%	51.51%	58.49%
Fund Market	(3.16)	6.77	8.67	8.89	6.77	51.52	58.44
Index	(3.00)	6.96	8.89	9.13	6.96	53.07	60.24

The inception date of the Fund was 9/7/16. The first day of secondary market trading was 9/9/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 968.70	$ 0.99		$ 1,000.00	$ 1,024.20	$ 1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Health Care	17.3%
Financials	12.4
Industrials	11.4
Information Technology	10.9
Consumer Discretionary	9.6
Consumer Staples	8.9
Real Estate	8.0
Utilities	8.0
Materials	7.2
Communication Services	6.1
Energy	0.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Service Corp. International	1.4%
Royal Gold Inc.	1.4
Zynga Inc., Class A	1.3
AptarGroup Inc.	1.3
Landstar System Inc.	1.2
American Homes 4 Rent, Class A	1.2
United Therapeutics Corp.	1.2
BJ’s Wholesale Club Holdings Inc.	1.2
Flowers Foods Inc.	1.2
IDACORP Inc.	1.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

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Schedule of Investments (unaudited) January 31, 2022	iShares® ESG MSCI USA Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
L3Harris Technologies Inc.	35	$7,325

Air Freight & Logistics — 2.0%
CH Robinson Worldwide Inc.	310	32,442
Expeditors International of Washington Inc.	412	47,166
United Parcel Service Inc., Class B	78	15,772

		95,380

Beverages — 2.1%
Coca-Cola Co. (The)	430	26,234
PepsiCo Inc.	436	75,655

		101,889

Biotechnology — 6.3%
Amgen Inc.	248	56,331
BioMarin Pharmaceutical Inc.(a)	112	9,926
Gilead Sciences Inc.	1,057	72,595
Horizon Therapeutics PLC(a)	51	4,760
Incyte Corp.(a)	108	8,028
Regeneron Pharmaceuticals Inc.(a)	105	63,902
Seagen Inc.(a)	116	15,603
Vertex Pharmaceuticals Inc.(a)	305	74,130

		305,275

Building Products — 2.0%
Carrier Global Corp.	220	10,490
Johnson Controls International PLC	942	68,455
Lennox International Inc.	12	3,403
Trane Technologies PLC	88	15,233

		97,581

Capital Markets — 2.2%
Cboe Global Markets Inc.	252	29,870
CME Group Inc.	104	23,868
Intercontinental Exchange Inc.	269	34,072
MarketAxess Holdings Inc.	13	4,478
S&P Global Inc.	8	3,322
T Rowe Price Group Inc.	19	2,934
Tradeweb Markets Inc., Class A	81	6,866

		105,410

Chemicals — 0.3%
Ecolab Inc.	60	11,367
Linde PLC	13	4,143

		15,510

Commercial Services & Supplies — 1.5%
Republic Services Inc.	44	5,617
Rollins Inc.	71	2,190
Waste Connections Inc.	40	4,988
Waste Management Inc.	397	59,725

		72,520

Communications Equipment — 3.0%
Cisco Systems Inc.	1,412	78,606
Motorola Solutions Inc.	296	68,654

		147,260

Containers & Packaging — 0.7%
Amcor PLC	1,676	20,129
Ball Corp.	162	15,730

		35,859

Distributors — 0.4%
Pool Corp.	44	20,955

Security	Shares	Value

Diversified Financial Services — 0.4%
Berkshire Hathaway Inc., Class B(a)	62	$19,407

Diversified Telecommunication Services — 2.1%
AT&T Inc.	960	24,480
Verizon Communications Inc.	1,478	78,674

		103,154

Electric Utilities — 3.3%
Eversource Energy	677	60,585
Exelon Corp.	530	30,713
NextEra Energy Inc.	868	67,808

		159,106

Electronic Equipment, Instruments & Components — 1.6%
Amphenol Corp., Class A	220	17,510
Keysight Technologies Inc.(a)	296	49,970
Zebra Technologies Corp., Class A(a)	24	12,219

		79,699

Entertainment — 3.7%
Activision Blizzard Inc.	620	48,986
Electronic Arts Inc.	295	39,135
Netflix Inc.(a)	54	23,065
Take-Two Interactive Software Inc.(a)	195	31,851
Walt Disney Co. (The)(a)	244	34,885

		177,922

Equity Real Estate Investment Trusts (REITs) — 2.6%
American Tower Corp.	127	31,941
Equinix Inc.	55	39,869
Prologis Inc.	120	18,818
SBA Communications Corp.	111	36,124

		126,752

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	20	10,102
Kroger Co. (The)	1,679	73,188

		83,290

Food Products — 3.2%
Campbell Soup Co.	284	12,530
General Mills Inc.	379	26,030
Hormel Foods Corp.	702	33,324
JM Smucker Co. (The)	60	8,435
Kellogg Co.	602	37,926
McCormick & Co. Inc./MD, NVS	330	33,102
Mondelez International Inc., Class A	68	4,558

		155,905

Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	20	2,549
Baxter International Inc.	92	7,860
Becton Dickinson and Co.	54	13,724
Cooper Companies Inc. (The)	52	20,712
Edwards Lifesciences Corp.(a)	64	6,989
Insulet Corp.(a)	44	10,912
ResMed Inc.	92	21,031

		83,777

Health Care Providers & Services — 0.9%
AmerisourceBergen Corp.	36	4,903
Anthem Inc.	12	5,292
Humana Inc.	10	3,925
Quest Diagnostics Inc.	130	17,553
UnitedHealth Group Inc.	28	13,232

		44,905

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® ESG MSCI USA Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology — 0.8%
Cerner Corp.	422	$38,486

Hotels, Restaurants & Leisure — 1.1%
Domino’s Pizza Inc.	66	30,007
Starbucks Corp.	204	20,057
Vail Resorts Inc.	7	1,940

		52,004

Household Durables — 0.1%
Garmin Ltd.	46	5,723

Household Products — 4.5%
Church & Dwight Co. Inc.	77	7,904
Clorox Co. (The)	235	39,447
Colgate-Palmolive Co.	824	67,939
Kimberly-Clark Corp.	222	30,558
Procter & Gamble Co. (The)	461	73,968

		219,816

Industrial Conglomerates — 1.9%
3M Co.	343	56,945
Honeywell International Inc.	164	33,535
Roper Technologies Inc.	8	3,497

		93,977

Insurance — 3.2%
Aon PLC, Class A	9	2,488
Arthur J Gallagher & Co.	172	27,165
Erie Indemnity Co., Class A, NVS	27	4,971
Marsh & McLennan Companies Inc.	452	69,445
Progressive Corp. (The)	224	24,340
Travelers Companies Inc. (The)	128	21,271
Willis Towers Watson PLC	28	6,551

		156,231

Interactive Media & Services — 1.8%
Alphabet Inc., Class A(a)	8	21,649
Alphabet Inc., Class C, NVS(a)	25	67,849

		89,498

Internet & Direct Marketing Retail — 1.2%
Amazon.com Inc.(a)	20	59,829

IT Services — 8.1%
Accenture PLC, Class A	205	72,484
Akamai Technologies Inc.(a)	180	20,619
Automatic Data Processing Inc.	181	37,317
Broadridge Financial Solutions Inc.	76	12,101
Cognizant Technology Solutions Corp., Class A	208	17,767
EPAM Systems Inc.(a)	15	7,142
Fiserv Inc.(a)	85	8,984
International Business Machines Corp.	236	31,523
Jack Henry & Associates Inc.	174	29,199
Mastercard Inc., Class A	106	40,956
Paychex Inc.	123	14,484
VeriSign Inc.(a)	99	21,501
Visa Inc., Class A	294	66,494
Western Union Co. (The)	736	13,918

		394,489

Life Sciences Tools & Services — 3.1%
Agilent Technologies Inc.	228	31,765
Danaher Corp.	44	12,575
Mettler-Toledo International Inc.(a)	9	13,254
Thermo Fisher Scientific Inc.	24	13,951

Security	Shares	Value

Life Sciences Tools & Services (continued)
Waters Corp.(a)	32	$10,244
West Pharmaceutical Services Inc.	169	66,454

		148,243

Machinery — 1.2%
Otis Worldwide Corp.	112	9,568
Xylem Inc./NY	439	46,104

		55,672

Media — 0.7%
Charter Communications Inc., Class A(a)	8	4,747
Comcast Corp., Class A	112	5,599
Liberty Broadband Corp., Class C, NVS(a)	123	18,254
Sirius XM Holdings Inc.	536	3,409

		32,009

Metals & Mining — 1.2%
Newmont Corp.	956	58,479

Multi-Utilities — 2.6%
Consolidated Edison Inc.	835	72,186
Public Service Enterprise Group Inc.	511	33,997
Sempra Energy	156	21,553

		127,736

Multiline Retail — 2.1%
Dollar General Corp.	184	38,360
Target Corp.	283	62,382

		100,742

Oil, Gas & Consumable Fuels — 0.2%
Cheniere Energy Inc.	64	7,162

Pharmaceuticals — 5.5%
Bristol-Myers Squibb Co.	308	19,986
Eli Lilly & Co.	181	44,415
Johnson & Johnson	396	68,227
Merck & Co. Inc.	720	58,666
Pfizer Inc.	200	10,538
Zoetis Inc.	315	62,934

		264,766

Professional Services — 1.6%
Booz Allen Hamilton Holding Corp.	122	9,361
IHS Markit Ltd.	492	57,461
Verisk Analytics Inc.	66	12,944

		79,766

Road & Rail — 0.8%
AMERCO	12	7,307
Old Dominion Freight Line Inc.	106	32,005

		39,312

Semiconductors & Semiconductor Equipment — 1.6%
Intel Corp.	176	8,592
Texas Instruments Inc.	393	70,540

		79,132

Software — 9.1%
Adobe Inc.(a)	113	60,376
Autodesk Inc.(a)	40	9,992
Black Knight Inc.(a)	116	8,654
Cadence Design Systems Inc.(a)	228	34,688
Citrix Systems Inc.	300	30,582
Intuit Inc.	56	31,093
Microsoft Corp.	223	69,348
NortonLifeLock Inc.	316	8,219

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® ESG MSCI USA Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Oracle Corp.	594	$48,209
salesforce.com Inc.(a)	216	50,248
ServiceNow Inc.(a)	51	29,875
Tyler Technologies Inc.(a)	88	41,694
Zoom Video Communications Inc., Class A(a)	61	9,411
Zscaler Inc.(a)	36	9,256

		441,645

Specialty Retail — 1.8%
Best Buy Co. Inc.	44	4,368
Home Depot Inc. (The)	187	68,625
O’Reilly Automotive Inc.(a)	5	3,259
Tractor Supply Co.	50	10,916

		87,168

Technology Hardware, Storage & Peripherals — 0.5%
Apple Inc.	124	21,673

Textiles, Apparel & Luxury Goods — 0.7%
Nike Inc., Class B	219	32,427

Security	Shares	Value

Trading Companies & Distributors — 0.6%
Fastenal Co.	52	$2,948
WW Grainger Inc.	57	28,221

		31,169

Water Utilities — 0.9%
American Water Works Co. Inc.	280	45,024

Wireless Telecommunication Services — 0.9%
T-Mobile U.S. Inc.(a)	381	41,213

Total Common Stocks — 99.7% (Cost: $5,045,963)		4,842,272

Total Investments in Securities — 99.7% (Cost: $5,045,963)		4,842,272

Other Assets, Less Liabilities — 0.3%		12,775

Net Assets — 100.0%		$4,855,047

(a)	Non-income producing security.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,842,272	$—	$—	$4,842,272

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI EAFE Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.1%
AusNet Services Ltd.	6,193,666	$11,396,956
Brambles Ltd.	925,398	6,357,528
Cochlear Ltd.	32,492	4,455,723
Commonwealth Bank of Australia	382,233	25,491,018
CSL Ltd.	107,473	19,908,576
Medibank Pvt Ltd.	4,747,693	10,403,483
Sonic Healthcare Ltd.	559,360	15,063,733
Telstra Corp. Ltd.	7,691,692	21,382,289
Wesfarmers Ltd.	2,174,811	81,147,660
Woolworths Group Ltd.	1,708,891	41,687,477

		237,294,443

Belgium — 2.1%
Etablissements Franz Colruyt NV	507,016	20,594,835
Groupe Bruxelles Lambert SA	696,934	74,783,035
Proximus SADP	1,404,239	28,675,372
Sofina SA	31,373	12,491,094
UCB SA	240,818	23,962,649

		160,506,985

Denmark — 4.7%
Carlsberg A/S, Class B	73,688	11,932,342
Chr Hansen Holding A/S	371,795	29,816,259
Coloplast A/S, Class B(a)	680,297	98,930,326
DSV A/S	44,111	8,962,501
Genmab A/S(b)	85,929	29,261,359
Novo Nordisk A/S, Class B	1,058,165	105,253,818
Novozymes A/S, Class B	601,238	41,273,433
Orsted A/S(c)	61,395	6,541,330
Tryg A/S	1,228,629	29,113,358

		361,084,726

Finland — 2.0%
Elisa OYJ	1,091,148	64,096,007
Kone OYJ, Class B	910,415	58,962,260
Nokia OYJ(b)	1,942,333	11,583,343
Orion OYJ, Class B	479,851	19,512,042

		154,153,652

France — 6.4%
Air Liquide SA	294,164	50,319,470
Alstom SA	169,061	5,480,911
BioMerieux	193,728	22,717,103
Carrefour SA	855,687	16,285,084
Danone SA	466,576	29,091,511
Dassault Systemes SE	230,558	11,149,410
EssilorLuxottica SA	204,892	38,762,580
Eurofins Scientific SE	226,051	22,696,165
Hermes International	49,402	74,173,100
L’Oreal SA	112,993	48,264,578
Orange SA	4,024,520	47,277,859
Pernod Ricard SA	151,385	32,381,151
Sanofi	778,505	81,402,047
Sartorius Stedim Biotech	7,200	3,157,280
SEB SA	63,809	9,684,291
Ubisoft Entertainment SA(b)	77,535	4,449,306

		497,291,846

Germany — 3.9%
Beiersdorf AG	358,671	35,674,677
Deutsche Boerse AG	143,001	25,418,770
Deutsche Telekom AG, Registered	3,638,198	68,685,450

Security	Shares	Value

Germany (continued)
Knorr-Bremse AG	205,978	$20,884,035
Merck KGaA	240,491	52,739,261
Siemens Healthineers AG(c)	416,667	26,775,961
Symrise AG	529,509	63,275,993
Telefonica Deutschland Holding AG	1,345,385	3,862,292
Uniper SE	143,762	6,505,201

		303,821,640

Hong Kong — 8.4%
BOC Hong Kong Holdings Ltd.	5,335,500	20,602,165
CK Infrastructure Holdings Ltd.	4,857,000	29,930,619
CLP Holdings Ltd.	8,947,500	89,542,134
Hang Seng Bank Ltd.	3,976,900	78,733,888
HK Electric Investments & HK Electric Investments Ltd., Class SS(a)	25,109,000	24,989,687
HKT Trust & HKT Ltd., Class SS	31,746,349	43,320,911
Hong Kong & China Gas Co. Ltd.	64,631,799	99,614,297
Hong Kong Exchanges & Clearing Ltd.	275,400	15,718,646
Jardine Matheson Holdings Ltd.	637,200	37,634,908
Link REIT	5,428,400	46,605,574
MTR Corp. Ltd.(a)	13,718,748	74,257,189
Power Assets Holdings Ltd.	13,034,500	80,091,887
Sun Hung Kai Properties Ltd.	672,000	8,198,740

		649,240,645

Ireland — 0.8%
Kerry Group PLC, Class A	506,392	63,804,157

Israel — 2.5%
Azrieli Group Ltd.	66,699	6,030,605
Bank Hapoalim BM	3,964,708	41,144,692
Bank Leumi Le-Israel BM	5,880,792	63,071,444
Check Point Software Technologies Ltd.(b)	286,231	34,636,813
Elbit Systems Ltd.	32,075	5,343,147
ICL Group Ltd.	1,836,025	16,604,123
Isracard Ltd.	1	5
Mizrahi Tefahot Bank Ltd.	577,562	22,327,077

		189,157,906

Italy — 2.6%
DiaSorin SpA	189,644	29,235,770
Enel SpA	1,303,168	10,029,960
Ferrari NV	182,774	42,124,399
FinecoBank Banca Fineco SpA	816,026	13,719,245
Infrastrutture Wireless Italiane SpA(c)	2,127,649	22,941,172
Recordati Industria Chimica e Farmaceutica SpA	555,121	31,098,154
Snam SpA	6,336,496	35,507,691
Terna - Rete Elettrica Nazionale	1,600,819	12,578,294

		197,234,685

Japan — 27.6%
Ajinomoto Co. Inc.	922,900	25,750,283
ANA Holdings Inc.(b)	664,300	14,028,515
Asahi Intecc Co. Ltd.	325,300	5,549,937
Astellas Pharma Inc.	253,200	4,086,791
Bandai Namco Holdings Inc.	122,600	8,617,326
Bridgestone Corp.	464,100	20,323,506
Canon Inc.	2,249,900	53,211,770
Central Japan Railway Co.	143,000	18,763,117
Chubu Electric Power Co. Inc.	3,339,000	33,443,091
Chugai Pharmaceutical Co. Ltd.	954,600	31,005,182
Cosmos Pharmaceutical Corp.	124,100	15,498,193
East Japan Railway Co.	718,600	41,034,131

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Fast Retailing Co. Ltd.	8,400	$4,943,104
FUJIFILM Holdings Corp.	497,400	33,343,704
GMO Payment Gateway Inc.	28,300	2,483,376
Hamamatsu Photonics KK	414,000	21,180,774
Hankyu Hanshin Holdings Inc.	304,200	8,858,742
Hikari Tsushin Inc.	49,600	5,955,212
Hirose Electric Co. Ltd.	302,100	45,030,342
Hoya Corp.	162,100	21,019,239
ITOCHU Corp.	1,849,800	59,427,532
Itochu Techno-Solutions Corp.	293,100	7,995,802
Japan Airlines Co. Ltd.(b)	184,300	3,488,353
Japan Exchange Group Inc.	742,200	15,267,680
Japan Post Bank Co. Ltd.	3,771,100	37,099,162
Japan Post Holdings Co. Ltd.	4,587,000	39,152,475
Japan Tobacco Inc.	1,651,400	32,969,997
Kansai Paint Co. Ltd.	238,500	4,950,733
Kao Corp.	163,300	8,160,355
KDDI Corp.	1,233,900	39,421,506
Keio Corp.	390,600	17,569,424
Keisei Electric Railway Co. Ltd.	191,300	5,398,703
Keyence Corp.	120,400	61,755,858
Kintetsu Group Holdings Co. Ltd.(b)	936,400	27,207,592
Kirin Holdings Co. Ltd.	279,500	4,479,866
Kobayashi Pharmaceutical Co. Ltd.	128,100	9,975,521
Koei Tecmo Holdings Co. Ltd.	100,430	3,633,219
Kyowa Kirin Co. Ltd.	216,800	5,403,693
Lawson Inc.	467,400	20,485,712
Lion Corp.	1,237,400	16,167,790
McDonald’s Holdings Co. Japan Ltd.	743,000	32,447,124
MEIJI Holdings Co. Ltd.	346,000	21,584,031
Mitsubishi Corp.	932,100	31,647,051
Mitsubishi UFJ Financial Group Inc.	4,438,400	26,902,384
Mizuho Financial Group Inc.	5,187,920	70,275,567
MonotaRO Co. Ltd.	1,111,600	18,264,471
MS&AD Insurance Group Holdings Inc.	196,100	6,726,136
Murata Manufacturing Co. Ltd.	171,500	12,893,930
NEC Corp.	509,100	19,861,666
Nintendo Co. Ltd.	62,200	30,480,574
Nippon Express Holdings Co., NVS	69,700	4,130,682
Nippon Paint Holdings Co. Ltd.	936,700	7,491,178
Nippon Prologis REIT Inc.	19,239	60,030,238
Nippon Shinyaku Co. Ltd.	52,400	3,425,430
Nippon Telegraph & Telephone Corp.	2,354,300	67,374,730
Nissin Foods Holdings Co. Ltd.	122,100	8,660,874
Nitori Holdings Co. Ltd.	366,200	52,462,756
Nitto Denko Corp.	51,600	4,017,556
Nomura Research Institute Ltd.	254,000	8,891,493
Obic Co. Ltd.	189,100	31,243,418
Odakyu Electric Railway Co. Ltd.	706,000	12,475,553
Ono Pharmaceutical Co. Ltd.	836,500	20,286,549
Oracle Corp. Japan	68,000	5,085,757
Oriental Land Co. Ltd./Japan	421,100	73,306,504
Osaka Gas Co. Ltd.	1,788,200	30,410,817
Otsuka Corp.	343,400	13,934,066
Pan Pacific International Holdings Corp.	1,296,400	17,448,023
Rinnai Corp.	213,600	19,075,547
Santen Pharmaceutical Co. Ltd.	820,600	9,317,233
Secom Co. Ltd.	591,300	41,635,823
Sekisui House Ltd.	1,045,500	21,181,998
Seven & i Holdings Co. Ltd.	675,900	34,375,351

Security	Shares	Value

Japan (continued)
SG Holdings Co. Ltd.	2,225,500	$47,243,513
Shimano Inc.	147,800	33,142,982
Shionogi & Co. Ltd.	289,300	16,487,976
Shizuoka Bank Ltd. (The)	2,543,700	19,987,043
Softbank Corp.	7,229,500	90,628,011
Sohgo Security Services Co. Ltd.	300,800	10,909,276
Sony Group Corp.(a)	41,100	4,597,794
Sumitomo Mitsui Financial Group Inc.	295,700	10,651,395
Suntory Beverage & Food Ltd.	963,800	37,008,659
Sysmex Corp.	167,900	15,982,549
Takeda Pharmaceutical Co. Ltd.	279,200	8,092,105
Tobu Railway Co. Ltd.	818,500	19,171,888
Toho Co. Ltd./Tokyo	225,200	8,723,723
Tokio Marine Holdings Inc.	239,400	14,285,873
Tokyo Gas Co. Ltd.	1,100,900	22,229,083
Tokyu Corp.	292,600	3,888,019
Toyo Suisan Kaisha Ltd.	96,900	3,970,261
Toyota Motor Corp.	327,600	6,474,415
Tsuruha Holdings Inc.	368,600	29,688,645
USS Co. Ltd.	846,100	13,808,936
Welcia Holdings Co. Ltd.	878,800	23,734,480
West Japan Railway Co.	379,700	15,910,854
Yakult Honsha Co. Ltd.	356,800	18,090,283

		2,126,189,581

Netherlands — 3.2%
Adyen NV(b)(c)	4,891	9,952,683
Davide Campari-Milano NV	461,177	5,790,215
Heineken NV	150,662	16,157,993
Koninklijke Ahold Delhaize NV	1,972,958	63,972,374
Koninklijke DSM NV	167,160	31,335,882
Koninklijke KPN NV	3,206,659	10,577,185
Prosus NV	135,933	11,309,063
QIAGEN NV(b)	1,242,289	61,409,132
Wolters Kluwer NV	366,738	37,326,074

		247,830,601

New Zealand — 0.6%
Auckland International Airport Ltd.(b)	2,265,295	10,753,116
Fisher & Paykel Healthcare Corp. Ltd.	760,688	13,995,538
Meridian Energy Ltd.	1,202,135	3,465,234
Spark New Zealand Ltd.	5,587,922	15,971,015

		44,184,903

Norway — 0.3%
Telenor ASA	1,354,409	22,383,688

Portugal — 0.6%
Jeronimo Martins SGPS SA	1,906,848	45,823,553

Singapore — 4.2%
DBS Group Holdings Ltd.	2,666,300	70,035,349
Oversea-Chinese Banking Corp. Ltd.(a)	5,546,699	51,630,129
Singapore Exchange Ltd.(a)	7,011,100	48,529,216
Singapore Technologies Engineering Ltd.	13,535,500	37,621,346
Singapore Telecommunications Ltd.	22,831,700	41,399,004
United Overseas Bank Ltd.	2,935,200	65,597,782
Venture Corp. Ltd.	839,300	10,996,288

		325,809,114

Spain — 1.2%
Aena SME SA(b)(c)	73,799	11,924,634
Cellnex Telecom SA(c)	128,501	5,826,953
Endesa SA	779,328	17,448,045

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Grifols SA	812,769	$14,332,629
Iberdrola SA	1,517,189	17,394,663
Iberdrola SA	25,417	290,115
Red Electrica Corp. SA	1,370,745	27,631,778

		94,848,817

Sweden — 0.6%
Telefonaktiebolaget LM Ericsson, Class B	2,099,739	26,217,537
Telia Co. AB	5,200,819	20,498,482

		46,716,019

Switzerland — 14.9%
Alcon Inc.	67,122	5,175,684
Bachem Holding AG, Class B, Registered	5,089	3,035,646
Barry Callebaut AG, Registered	12,422	28,516,288
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5,609	65,094,425
EMS-Chemie Holding AG, Registered	65,343	66,093,227
Geberit AG, Registered	41,884	28,457,250
Givaudan SA, Registered	24,624	102,015,373
Kuehne + Nagel International AG, Registered	193,931	54,763,583
Logitech International SA, Registered	350,402	29,444,113
Lonza Group AG, Registered	41,770	28,797,987
Nestle SA, Registered	913,485	117,965,886
Novartis AG, Registered	1,259,047	109,397,952
Partners Group Holding AG	21,824	30,426,969
Roche Holding AG, Bearer	135,537	55,813,638
Roche Holding AG, NVS	305,132	118,085,825
Schindler Holding AG, Participation Certificates, NVS	101,053	25,362,680
Schindler Holding AG, Registered	186,781	46,858,276
SGS SA, Registered	20,795	59,298,435
Sonova Holding AG, Registered	10,055	3,581,993
Swatch Group AG (The), Registered	86,429	4,851,696
Swiss Prime Site AG, Registered	373,273	36,907,905
Swisscom AG, Registered	215,003	122,890,325
Zurich Insurance Group AG	21,411	10,241,058

		1,153,076,214

United Kingdom — 9.7%
Admiral Group PLC	1,274,461	54,191,004
AstraZeneca PLC	538,925	62,692,033
Bunzl PLC	429,608	16,091,812
Croda International PLC	813,665	87,874,152
Diageo PLC	147,890	7,462,730
GlaxoSmithKline PLC	3,577,811	79,842,378
Halma PLC	203,122	6,884,550

Security	Shares	Value

United Kingdom (continued)
Hikma Pharmaceuticals PLC	676,569	$19,006,951
HSBC Holdings PLC	8,288,577	58,992,609
J Sainsbury PLC	7,978,163	31,350,559
National Grid PLC	6,392,459	93,540,318
Ocado Group PLC(b)	373,673	7,613,802
Reckitt Benckiser Group PLC	526,481	42,656,598
RELX PLC	1,498,747	46,102,034
Rentokil Initial PLC	685,447	4,800,003
Sage Group PLC (The)	733,153	7,164,353
Severn Trent PLC	452,414	17,564,645
Spirax-Sarco Engineering PLC	30,935	5,576,210
Tesco PLC	2,119,677	8,514,046
Unilever PLC	1,458,545	74,796,883
United Utilities Group PLC	845,464	12,196,555

		744,914,225

Total Common Stocks — 99.4% (Cost: $7,266,316,233)		7,665,367,400

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	11,944,389	11,947,972
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,370,000	1,370,000

		13,317,972

Total Short-Term Investments — 0.2% (Cost: $13,317,785)		13,317,972

Total Investments in Securities — 99.6% (Cost: $7,279,634,018)		7,678,685,372

Other Assets, Less Liabilities — 0.4%		32,764,453

Net Assets — 100.0%		$7,711,449,825

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Min Vol Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$20,716,984	$—	$(8,763,973	)(a)	$4,547	$(9,586)	$11,947,972	11,944,389	$54,944	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,300,000	—	(930,000	)(a)	—	—	1,370,000	1,370,000	53		—

					$4,547	$(9,586)	$13,317,972		$54,997		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	75	03/10/22	$12,498	$(241,037)
SPI 200 Index	68	03/17/22	8,289	(402,797)
Euro STOXX 50 Index	168	03/18/22	7,896	101,404
FTSE 100 Index	71	03/18/22	7,116	265,837
2-Year U.S. Treasury Note	42	03/31/22	9,097	(76,702)

				$(353,295)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Equity Contracts	Interest Rate Contracts	Total

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$367,241	$—	$367,241

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$643,834	$76,702	$720,536

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI EAFE Min Vol Factor ETF

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Equity Contracts	Interest Rate Contracts	Total

Net Realized Gain (Loss) from:
Futures contracts	$1,864,598	$(86,434)	$1,778,164

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$271,346	$(76,702)	$194,644

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$72,127,114

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$59,626,500	$7,605,740,900	$—	$7,665,367,400
Money Market Funds	13,317,972	—	—	13,317,972

	$72,944,472	$7,605,740,900	$—	$7,678,685,372

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$367,241	$—	$367,241
Liabilities
Futures Contracts	(76,702)	(643,834)	—	(720,536)

	$(76,702)	$(276,593)	$—	$(353,295)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI USA Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.2%
Lockheed Martin Corp.	110,055	$42,825,702
Northrop Grumman Corp.	67,847	25,096,605

		67,922,307

Air Freight & Logistics — 1.8%
CH Robinson Worldwide Inc.	1,785,048	186,805,273
Expeditors International of Washington Inc.	2,302,412	263,580,126
United Parcel Service Inc., Class B	306,457	61,968,670

		512,354,069

Beverages — 1.5%
PepsiCo Inc.	2,511,982	435,879,117

Biotechnology — 6.4%
Amgen Inc.	548,019	124,477,036
BioMarin Pharmaceutical Inc.(a)	1,202,296	106,559,495
Gilead Sciences Inc.	5,684,427	390,406,446
Horizon Therapeutics PLC(a)	943,921	88,096,147
Incyte Corp.(a)	1,553,402	115,464,371
Neurocrine Biosciences Inc.(a)	545,957	43,141,522
Regeneron Pharmaceuticals Inc.(a)	659,355	401,276,859
Seagen Inc.(a)(b)	954,947	128,449,921
Vertex Pharmaceuticals Inc.(a)	1,716,280	417,141,854

		1,815,013,651

Capital Markets — 2.1%
Cboe Global Markets Inc.	1,099,211	130,289,480
CME Group Inc.	753,292	172,880,514
Intercontinental Exchange Inc.	1,487,637	188,424,102
MarketAxess Holdings Inc.	106,820	36,797,354
Tradeweb Markets Inc., Class A	846,785	71,781,964

		600,173,414

Chemicals — 0.4%
Air Products and Chemicals Inc.	302,821	85,431,861
Linde PLC	69,683	22,206,578

		107,638,439

Commercial Services & Supplies — 4.3%
Republic Services Inc.	3,020,225	385,561,924
Rollins Inc.	2,369,239	73,091,023
Waste Connections Inc.	2,894,342	360,924,447
Waste Management Inc.	2,648,655	398,463,658

		1,218,041,052

Communications Equipment — 2.8%
Arista Networks Inc.(a)	435,990	54,197,917
Cisco Systems Inc.	7,234,373	402,737,545
Juniper Networks Inc.	1,037,596	36,129,093
Motorola Solutions Inc.	1,304,723	302,617,452

		795,682,007

Containers & Packaging — 0.1%
Amcor PLC	1,369,479	16,447,443
Ball Corp.	276,829	26,880,096

		43,327,539

Diversified Financial Services — 1.5%
Berkshire Hathaway Inc., Class B(a)(b)	1,317,735	412,477,410

Diversified Telecommunication Services — 2.2%
AT&T Inc.	6,995,515	178,385,632
Verizon Communications Inc.	8,502,739	452,600,797

		630,986,429

Security	Shares	Value

Electric Utilities — 5.2%
Alliant Energy Corp.	512,492	$30,677,771
American Electric Power Co. Inc.	1,305,218	117,991,707
Duke Energy Corp.	2,719,008	285,658,981
Evergy Inc.	296,888	19,285,844
Eversource Energy	773,672	69,235,907
NextEra Energy Inc.	4,899,239	382,728,551
Southern Co. (The)	4,220,919	293,311,661
Xcel Energy Inc.	3,846,657	267,958,127

		1,466,848,549

Electronic Equipment, Instruments & Components — 2.0%
Amphenol Corp., Class A	2,739,943	218,072,063
Keysight Technologies Inc.(a)	1,598,452	269,850,667
Zebra Technologies Corp., Class A(a)	135,833	69,155,297

		557,078,027

Entertainment — 3.6%
Activision Blizzard Inc.	3,264,732	257,946,475
Electronic Arts Inc.	1,730,770	229,603,948
Netflix Inc.(a)	393,471	168,067,203
Take-Two Interactive Software Inc.(a)	1,105,843	180,628,396
Walt Disney Co. (The)(a)	1,299,928	185,850,706

		1,022,096,728

Equity Real Estate Investment Trusts (REITs) — 2.8%
American Tower Corp.	309,100	77,738,650
Crown Castle International Corp.	945,536	172,569,776
Equinix Inc.	35,899	26,023,185
Extra Space Storage Inc.	237,550	47,080,035
Public Storage	1,002,755	359,517,750
SBA Communications Corp.	327,769	106,669,143

		789,598,539

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	86,374	43,630,099
Kroger Co. (The)	9,620,490	419,357,159
Walmart Inc.	2,722,240	380,596,374

		843,583,632

Food Products — 3.7%
Campbell Soup Co.	1,000,997	44,163,988
General Mills Inc.	1,649,744	113,304,418
Hershey Co. (The)	1,423,068	280,444,011
Hormel Foods Corp.	4,040,514	191,803,200
JM Smucker Co. (The)	550,675	77,413,891
Kellogg Co.	1,805,744	113,761,872
McCormick & Co. Inc./MD, NVS	874,843	87,755,501
Mondelez International Inc., Class A	2,230,965	149,541,584

		1,058,188,465

Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	711,061	90,631,835
Baxter International Inc.	1,807,695	154,449,461
Becton Dickinson and Co.	820,978	208,643,349
Cooper Companies Inc. (The)	216,571	86,260,229
Masimo Corp.(a)	307,867	67,690,717
Medtronic PLC	1,368,638	141,640,347

		749,315,938

Health Care Providers & Services — 1.0%
Humana Inc.	63,955	25,102,337
Quest Diagnostics Inc.	137,532	18,569,571
UnitedHealth Group Inc.	526,936	249,014,146

		292,686,054

Health Care Technology — 0.2%

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Technology (continued)
Cerner Corp.	583,362	$53,202,614
Veeva Systems Inc., Class A(a)	78,020	18,454,851

		71,657,465

Hotels, Restaurants & Leisure — 2.4%
Domino’s Pizza Inc.	309,329	140,636,430
McDonald’s Corp.	1,355,679	351,730,917
Starbucks Corp.	1,804,194	177,388,354

		669,755,701

Household Durables — 0.3%
Garmin Ltd.	633,590	78,831,268

Household Products — 3.0%
Church & Dwight Co. Inc.	1,153,919	118,449,786
Clorox Co. (The)	1,077,080	180,798,649
Colgate-Palmolive Co.	1,175,660	96,933,167
Kimberly-Clark Corp.	583,779	80,357,179
Procter & Gamble Co. (The)	2,323,245	372,764,660

		849,303,441

Industrial Conglomerates — 0.5%
3M Co.	509,353	84,562,785
Honeywell International Inc.	348,240	71,208,115

		155,770,900

Insurance — 3.7%
Aon PLC, Class A	390,667	107,995,985
Arthur J Gallagher & Co.	1,400,179	221,144,271
Brown & Brown Inc.	2,517,999	166,892,974
Erie Indemnity Co., Class A, NVS	344,313	63,388,023
Marsh & McLennan Companies Inc.	1,623,768	249,475,716
Progressive Corp. (The)(b)	1,304,787	141,778,155
Travelers Companies Inc. (The)	93,081	15,468,201
Willis Towers Watson PLC	302,160	70,693,354

		1,036,836,679

Interactive Media & Services — 1.4%
Alphabet Inc., Class C, NVS(a)	138,016	374,571,283
Meta Platforms Inc, Class A(a)	73,015	22,872,679

		397,443,962

Internet & Direct Marketing Retail — 0.7%
Amazon.com Inc.(a)	66,040	197,556,679
eBay Inc.	194,376	11,676,166

		209,232,845

IT Services — 10.4%
Accenture PLC, Class A	1,175,046	415,472,765
Akamai Technologies Inc.(a)(b)	1,461,528	167,418,032
Automatic Data Processing Inc.	853,393	175,944,035
Broadridge Financial Solutions Inc.	789,117	125,643,209
Cloudflare Inc., Class A(a)	82,237	7,927,647
Cognizant Technology Solutions Corp., Class A	1,584,156	135,318,606
EPAM Systems Inc.(a)	264,624	125,998,071
Fidelity National Information Services Inc.	780,621	93,612,070
Fiserv Inc.(a)(b)	1,126,056	119,024,119
International Business Machines Corp.	620,103	82,827,158
Jack Henry & Associates Inc.	1,003,337	168,369,982
Mastercard Inc., Class A	607,947	234,898,562
Paychex Inc.	3,163,033	372,478,766
VeriSign Inc.(a)	1,057,501	229,668,067
Visa Inc., Class A	1,747,478	395,227,099
Western Union Co. (The)	5,498,510	103,976,824

		2,953,805,012

Security	Shares	Value

Leisure Products — 0.1%
Peloton Interactive Inc., Class A(a)(b)	564,980	$15,440,903

Life Sciences Tools & Services — 1.9%
Bio-Rad Laboratories Inc., Class A(a)	149,774	89,823,961
Danaher Corp.	1,187,044	339,245,305
Thermo Fisher Scientific Inc.	127,966	74,386,636
West Pharmaceutical Services Inc.	127,435	50,109,990

		553,565,892

Machinery — 0.1%
Otis Worldwide Corp.	212,643	18,166,092

Media — 2.2%
Charter Communications Inc., Class A(a)(b)	325,959	193,404,513
Comcast Corp., Class A	2,972,782	148,609,372
Fox Corp., Class B	501,143	18,632,497
Liberty Broadband Corp., Class C, NVS(a)(b)	1,691,891	251,093,543

		611,739,925

Metals & Mining — 1.2%
Newmont Corp.	5,727,724	350,364,877

Multi-Utilities — 2.6%
Ameren Corp.	605,700	53,749,818
CMS Energy Corp.	915,277	58,925,533
Consolidated Edison Inc.	3,069,164	265,329,228
Dominion Energy Inc.	1,279,618	103,213,988
WEC Energy Group Inc.	2,529,903	245,501,787

		726,720,354

Multiline Retail — 2.1%
Dollar General Corp.	1,071,015	223,285,207
Dollar Tree Inc.(a)	563,464	73,937,746
Target Corp.	1,326,795	292,465,422

		589,688,375

Oil, Gas & Consumable Fuels — 0.3%
Cheniere Energy Inc.	647,642	72,471,140
Coterra Energy Inc.	1,076,776	23,581,394

		96,052,534

Pharmaceuticals — 5.6%
Bristol-Myers Squibb Co.	1,346,319	87,362,640
Eli Lilly & Co.	963,012	236,313,515
Johnson & Johnson	2,682,748	462,210,653
Merck & Co. Inc.	4,626,995	377,007,553
Pfizer Inc.	5,831,467	307,259,996
Zoetis Inc.	628,746	125,617,163

		1,595,771,520

Professional Services — 0.6%
Booz Allen Hamilton Holding Corp.	905,622	69,488,376
Verisk Analytics Inc.	486,667	95,449,999

		164,938,375

Road & Rail — 1.0%
AMERCO	132,654	80,779,653
Old Dominion Freight Line Inc.	701,201	211,713,618

		292,493,271

Semiconductors & Semiconductor Equipment — 1.3%
Broadcom Inc.	168,184	98,535,642
Intel Corp.	526,935	25,724,966
Texas Instruments Inc.	1,315,871	236,185,686

		360,446,294

Software — 7.1%
Adobe Inc.(a)	649,347	346,946,102

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Black Knight Inc.(a)	1,902,253	$141,908,074
Citrix Systems Inc.	1,683,624	171,628,631
Fortinet Inc.(a)	131,188	38,994,321
Intuit Inc.	160,216	88,956,730
Microsoft Corp.	1,276,623	397,004,221
NortonLifeLock Inc.	1,919,850	49,935,299
Oracle Corp.	3,967,620	322,012,039
Palo Alto Networks Inc.(a)(b)	89,733	46,427,854
Tyler Technologies Inc.(a)(b)	553,504	262,250,195
VMware Inc., Class A	120,728	15,511,133
Zoom Video Communications Inc., Class A(a)	432,918	66,790,589
Zscaler Inc.(a)	277,230	71,278,605

		2,019,643,793

Specialty Retail — 2.0%
AutoZone Inc.(a)	101,898	202,405,092
Home Depot Inc. (The)	644,492	236,515,674
O’Reilly Automotive Inc.(a)	181,912	118,561,146

		557,481,912

Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.	496,833	86,836,472

Textiles, Apparel & Luxury Goods — 0.2%
Nike Inc., Class B	296,495	43,902,015

Water Utilities — 0.1%
American Water Works Co. Inc.	120,659	19,401,967

Wireless Telecommunication Services — 1.2%
T-Mobile U.S. Inc.(a)	3,209,220	347,141,327

Total Common Stocks — 99.7% (Cost: $24,038,392,565)		28,291,324,537

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	307,817,835	$307,910,181
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	46,060,000	46,060,000

		353,970,181

Total Short-Term Investments — 1.3% (Cost: $353,879,216)		353,970,181

Total Investments in Securities — 101.0% (Cost: $24,392,271,781)		28,645,294,718

Other Assets, Less Liabilities — (1.0)%		(281,664,201)

Net Assets — 100.0%		$28,363,630,517

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$432,992,054	$—	$(125,030,019	)(a)	$(35,749)	$(16,105)	$307,910,181	307,817,835	$187,949	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,790,000	—	(4,730,000	)(a)	—	—	46,060,000	46,060,000	1,476		—

					$(35,749)	$(16,105)	$353,970,181		$189,425		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Min Vol Factor ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	100	03/18/22	$4,150	$(78,625)
S&P 500 E-Mini Index	277	03/18/22	62,384	(1,602,687)

				$(1,681,312)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,681,312

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$7,371,745

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,609,061)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$58,750,539

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$28,291,324,537	$—	$—	$28,291,324,537
Money Market Funds	353,970,181	—	—	353,970,181

	$28,645,294,718	$—	$—	$28,645,294,718

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,681,312)	$—	$—	$(1,681,312)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Aerojet Rocketdyne Holdings Inc.	33,581	$1,295,891
BWX Technologies Inc.	40,371	1,796,913
National Presto Industries Inc.	8,643	710,887
Parsons Corp.(a)	11,567	352,215

		4,155,906

Air Freight & Logistics — 0.7%
Air Transport Services Group Inc.(a)	29,585	794,357
Atlas Air Worldwide Holdings Inc.(a)(b)	6,854	550,582
Forward Air Corp.	15,867	1,686,662
Hub Group Inc., Class A(a)	33,543	2,539,876

		5,571,477

Auto Components — 1.0%
Dorman Products Inc.(a)	45,862	4,294,059
Gentex Corp.	99,797	3,133,626
Standard Motor Products Inc.	19,193	918,769

		8,346,454

Automobiles — 0.1%
Electric Last Mile Solutions Inc.(a)(b)	86,316	449,706

Banks — 3.8%
Bank First Corp.	11,330	792,987
Bank OZK	12,245	573,678
CBTX Inc.	27,604	812,386
Commerce Bancshares Inc.	52,560	3,621,910
Community Bank System Inc.	4,977	355,457
Eastern Bankshares Inc.	269,638	5,740,593
First Hawaiian Inc.	20,323	576,157
First Interstate BancSystem Inc., Class A	15,641	574,807
German American Bancorp. Inc.	41,128	1,628,669
HarborOne Bancorp Inc.	80,788	1,147,190
Nicolet Bankshares Inc.(a)(b)	16,360	1,522,952
Northwest Bancshares Inc.	179,979	2,539,504
Origin Bancorp Inc.	36,439	1,556,674
Park National Corp.	24,823	3,362,523
Renasant Corp.	14,065	517,311
UMB Financial Corp.	19,138	1,884,136
Westamerica Bancorp	43,327	2,516,432

		29,723,366

Biotechnology — 7.5%
2seventy bio Inc.(a)(b)	35,830	668,946
Akero Therapeutics Inc.(a)	24,720	433,094
Alkermes PLC(a)	257,924	6,577,062
Allakos Inc.(a)	19,397	131,124
Allogene Therapeutics Inc.(a)	23,350	267,358
AnaptysBio Inc.(a)	28,527	912,008
Annexon Inc.(a)	29,547	221,603
Arcutis Biotherapeutics Inc.(a)	40,023	604,748
Arena Pharmaceuticals Inc.(a)	60,126	5,530,390
Blueprint Medicines Corp.(a)	22,875	1,763,663
Celldex Therapeutics Inc.(a)	10,130	314,131
Coherus Biosciences Inc.(a)	22,931	283,427
Dyne Therapeutics Inc.(a)	35,615	264,263
Eagle Pharmaceuticals Inc./DE(a)	17,865	820,718
Enanta Pharmaceuticals Inc.(a)	29,053	1,726,329
Essa Pharma Inc.(a)	33,310	310,116
Exelixis Inc.(a)	154,856	2,802,894
Forma Therapeutics Holdings Inc.(a)	25,566	302,701
Geron Corp.(a)(b)	398,529	446,352

Security	Shares	Value

Biotechnology (continued)
Halozyme Therapeutics Inc.(a)(b)	99,963	$3,459,719
Heron Therapeutics Inc.(a)	41,097	357,955
Humacyte Inc.(a)(b)	42,462	228,446
IGM Biosciences Inc.(a)	9,398	166,345
Ionis Pharmaceuticals Inc.(a)	96,949	3,082,978
Ironwood Pharmaceuticals Inc.(a)	247,124	2,755,433
MacroGenics Inc.(a)	30,547	377,255
Madrigal Pharmaceuticals Inc.(a)	15,912	916,213
MannKind Corp.(a)	91,933	342,910
Mirati Therapeutics Inc.(a)	9,624	1,148,143
Myovant Sciences Ltd.(a)	48,402	632,130
OPKO Health Inc.(a)	173,754	543,850
Point Biopharma Global Inc.(a)(b)	55,441	357,594
Prothena Corp. PLC(a)	15,304	521,560
PTC Therapeutics Inc.(a)	50,149	2,016,993
Repare Therapeutics Inc.(a)(b)	16,226	250,367
Rhythm Pharmaceuticals Inc.(a)	43,020	318,778
Sarepta Therapeutics Inc.(a)	11,384	814,753
Scholar Rock Holding Corp.(a)	35,723	636,227
Sorrento Therapeutics Inc.(a)(b)	74,762	257,929
Syndax Pharmaceuticals Inc.(a)	30,777	502,896
United Therapeutics Corp.(a)	46,690	9,425,310
Vanda Pharmaceuticals Inc.(a)	88,773	1,345,799
Vaxart Inc.(a)(b)	95,707	473,750
Viking Therapeutics Inc.(a)	74,544	276,558
Vir Biotechnology Inc.(a)	52,980	1,818,803
Xencor Inc.(a)	49,148	1,689,217

		59,098,838

Building Products — 0.9%
AAON Inc.	19,732	1,267,781
Carlisle Companies Inc.	13,191	2,947,397
CSW Industrials Inc.	23,862	2,648,682

		6,863,860

Capital Markets — 2.8%
Diamond Hill Investment Group Inc.	5,013	936,178
Freedom Holding Corp./NV(a)(b)	28,567	1,824,289
Houlihan Lokey Inc.	64,624	6,868,239
Interactive Brokers Group Inc., Class A	67,790	4,622,600
Morningstar Inc.	12,401	3,564,171
Virtu Financial Inc., Class A	140,712	4,352,222

		22,167,699

Chemicals — 2.5%
Ashland Global Holdings Inc.	16,359	1,571,118
Balchem Corp.	38,866	5,710,970
NewMarket Corp.	13,994	4,730,952
Sensient Technologies Corp.	67,571	5,725,966
Stepan Co.	19,093	2,103,285

		19,842,291

Commercial Services & Supplies — 1.0%
Brady Corp., Class A, NVS	37,160	1,929,347
Casella Waste Systems Inc., Class A(a)	30,451	2,313,667
Ennis Inc.	41,315	782,093
Healthcare Services Group Inc.	25,361	461,317
Stericycle Inc.(a)	17,964	1,055,205
UniFirst Corp./MA(b)	9,335	1,774,490

		8,316,119

Communications Equipment — 1.4%
Ciena Corp.(a)	52,650	3,491,222
Lumentum Holdings Inc.(a)	4,865	493,700

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
NETGEAR Inc.(a)	35,924	$994,017
NetScout Systems Inc.(a)	46,380	1,463,289
Viavi Solutions Inc.(a)	276,593	4,552,721

		10,994,949

Construction & Engineering — 0.1%
Argan Inc.	25,185	935,623

Consumer Finance — 0.1%
FirstCash Holdings Inc.	6,368	443,850

Containers & Packaging — 3.0%
AptarGroup Inc.	84,266	9,884,402
Berry Global Group Inc.(a)	26,195	1,766,067
Ranpak Holdings Corp.(a)	13,859	372,253
Silgan Holdings Inc.	141,813	6,350,386
Sonoco Products Co.	54,179	3,068,699
TriMas Corp.	68,152	2,368,963

		23,810,770

Diversified Consumer Services — 3.5%
American Public Education Inc.(a)	29,435	629,615
Carriage Services Inc.	27,234	1,370,415
Chegg Inc.(a)	19,163	507,244
frontdoor Inc.(a)	93,146	3,381,200
Graham Holdings Co., Class B	2,506	1,491,371
Grand Canyon Education Inc.(a)	36,330	3,040,094
H&R Block Inc.	72,986	1,668,460
Service Corp. International	176,399	10,887,346
Terminix Global Holdings Inc.(a)	113,958	4,916,148

		27,891,893

Diversified Financial Services — 0.2%
A-Mark Precious Metals Inc.	10,920	675,948
Cannae Holdings Inc.(a)	41,287	1,233,243

		1,909,191

Diversified Telecommunication Services — 1.4%
Anterix Inc.(a)	18,919	969,788
ATN International Inc.	17,291	686,107
Bandwidth Inc., Class A(a)(b)	13,739	860,199
Cogent Communications Holdings Inc.	68,897	4,382,538
EchoStar Corp., Class A(a)(b)	27,752	657,445
Frontier Communications Parent Inc.(a)	122,411	3,263,477

		10,819,554

Electric Utilities — 3.5%
ALLETE Inc.	46,296	2,955,074
Hawaiian Electric Industries Inc.	119,379	5,073,607
IDACORP Inc.	82,222	9,062,509
MGE Energy Inc.	34,176	2,646,248
Portland General Electric Co.	146,038	7,672,836

		27,410,274

Electrical Equipment — 0.2%
Vertiv Holdings Co.	63,447	1,323,504

Electronic Equipment, Instruments & Components — 0.8%
Badger Meter Inc.	11,880	1,201,900
National Instruments Corp.	18,904	779,223
OSI Systems Inc.(a)	27,148	2,251,655
Vontier Corp.	76,968	2,163,570

		6,396,348

Entertainment — 2.6%
IMAX Corp.(a)	80,202	1,383,485

Security	Shares	Value

Entertainment (continued)
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	56,429	$1,523,583
Lions Gate Entertainment Corp., Class A(a)(b)	61,448	963,505
Madison Square Garden Entertainment Corp.(a)(b)	8,252	584,489
Madison Square Garden Sports Corp.(a)	23,535	3,908,457
World Wrestling Entertainment Inc., Class A	53,530	2,673,288
Zynga Inc., Class A(a)(b)	1,094,685	9,928,793

		20,965,600

Equity Real Estate Investment Trusts (REITs) — 7.8%
Agree Realty Corp.	24,502	1,601,941
American Homes 4 Rent, Class A	242,884	9,504,051
Americold Realty Trust	137,506	3,912,046
Broadstone Net Lease Inc.	253,593	5,860,534
CubeSmart	167,578	8,502,908
Easterly Government Properties Inc.	144,327	3,026,537
EastGroup Properties Inc.	2,591	517,967
Equity Commonwealth(a)	196,004	5,103,944
First Industrial Realty Trust Inc.	13,395	814,148
Gladstone Land Corp.	47,766	1,455,908
Healthcare Realty Trust Inc.	138,476	4,295,525
Healthcare Trust of America Inc., Class A	121,215	3,945,548
JBG SMITH Properties	45,877	1,257,030
Life Storage Inc.	48,844	6,591,498
Monmouth Real Estate Investment Corp.	26,250	550,987
PS Business Parks Inc.	10,123	1,690,136
Rexford Industrial Realty Inc.	16,143	1,181,183
Terreno Realty Corp.	28,018	2,094,906

		61,906,797

Food & Staples Retailing — 3.2%
BJ’s Wholesale Club Holdings Inc.(a)(b)	148,797	9,146,552
Casey’s General Stores Inc.	14,006	2,630,467
Grocery Outlet Holding Corp.(a)	83,269	2,113,367
Ingles Markets Inc., Class A	22,935	1,764,389
Rite Aid Corp.(a)(b)	48,148	510,850
SpartanNash Co.	57,589	1,414,962
Sprouts Farmers Market Inc.(a)	182,989	4,966,321
United Natural Foods Inc.(a)	23,115	896,400
Weis Markets Inc.	28,145	1,695,455

		25,138,763

Food Products — 4.7%
B&G Foods Inc.	48,391	1,504,960
Cal-Maine Foods Inc.	60,451	2,357,589
Flowers Foods Inc.	323,739	9,106,778
Hain Celestial Group Inc. (The)(a)(b)	148,850	5,437,490
Hostess Brands Inc.(a)	209,786	4,304,809
John B Sanfilippo & Son Inc.	14,305	1,131,526
Lancaster Colony Corp.	31,004	4,922,505
Post Holdings Inc.(a)	20,548	2,174,389
Sanderson Farms Inc.	11,023	2,028,232
Tootsie Roll Industries Inc.	25,831	876,962
TreeHouse Foods Inc.(a)	89,098	3,450,766

		37,296,006

Gas Utilities — 1.8%
Chesapeake Utilities Corp.	9,724	1,324,506
National Fuel Gas Co.	44,855	2,724,044
New Jersey Resources Corp.	16,358	657,755
Northwest Natural Holding Co.	51,164	2,422,104
ONE Gas Inc.	54,146	4,217,432
Spire Inc.	32,564	2,146,619

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities (continued)
Star Group LP	58,460	$610,322

		14,102,782

Health Care Equipment & Supplies — 3.2%
Atrion Corp.	2,319	1,403,946
Globus Medical Inc., Class A(a)	49,877	3,328,292
Heska Corp.(a)	10,960	1,507,877
ICU Medical Inc.(a)	23,858	5,090,343
Integra LifeSciences Holdings Corp.(a)	22,225	1,438,846
Meridian Bioscience Inc.(a)	47,508	990,542
Mesa Laboratories Inc.	8,326	2,367,332
Natus Medical Inc.(a)	40,978	944,133
Neogen Corp.(a)	104,137	3,797,876
OraSure Technologies Inc.(a)	81,619	722,328
Ortho Clinical Diagnostics Holdings PLC(a)	78,359	1,360,312
Quidel Corp.(a)	17,209	1,778,722
Tandem Diabetes Care Inc.(a)	3,232	381,732

		25,112,281

Health Care Providers & Services — 3.1%
AMN Healthcare Services Inc.(a)	42,170	4,273,508
Chemed Corp.	3,679	1,725,120
CorVel Corp.(a)	15,718	2,768,254
Guardant Health Inc.(a)	4,355	302,890
LHC Group Inc.(a)	22,827	2,832,831
ModivCare Inc.(a)	20,132	2,333,903
National HealthCare Corp.	20,740	1,356,396
Owens & Minor Inc.(b)	18,541	780,390
Patterson Companies Inc.	16,006	459,212
Premier Inc., Class A	196,804	7,521,849

		24,354,353

Health Care Technology — 0.7%
Computer Programs & Systems Inc.(a)	22,189	628,393
Health Catalyst Inc.(a)(b)	13,081	390,468
HealthStream Inc.(a)	41,203	1,003,293
Omnicell Inc.(a)	3,900	585,546
Sema4 Holdings Corp.(a)	58,455	199,916
Vocera Communications Inc.(a)	35,134	2,775,937

		5,583,553

Hotels, Restaurants & Leisure — 0.6%
El Pollo Loco Holdings Inc.(a)	31,091	414,754
Papa John’s International Inc.	36,767	4,538,886

		4,953,640

Household Durables — 0.5%
Helen of Troy Ltd.(a)	18,040	3,776,313

Household Products — 1.0%
Reynolds Consumer Products Inc.	100,849	3,052,699
WD-40 Co.	21,965	4,881,941

		7,934,640

Insurance — 4.4%
AMERISAFE Inc.	31,206	1,638,939
Axis Capital Holdings Ltd.	82,898	4,723,528
Employers Holdings Inc.	47,251	1,847,514
Enstar Group Ltd.(a)	15,681	4,156,719
Hanover Insurance Group Inc. (The)	57,300	7,905,108
HCI Group Inc.	10,892	739,240
Mercury General Corp.	44,513	2,433,081
ProAssurance Corp.	58,737	1,407,339
Safety Insurance Group Inc.	24,366	2,006,053
Selective Insurance Group Inc.	33,648	2,654,827

Security	Shares	Value

Insurance (continued)
White Mountains Insurance Group Ltd.	4,976	$5,179,817

		34,692,165

Interactive Media & Services — 0.6%
Angi Inc.(a)	56,074	481,115
fuboTV Inc.(a)(b)	36,036	387,027
TrueCar Inc.(a)	114,991	395,569
Ziff Davis Inc.(a)	34,974	3,674,368

		4,938,079

Internet & Direct Marketing Retail — 0.5%
Shutterstock Inc.	38,082	3,692,812

IT Services — 3.2%
Cass Information Systems Inc.	12,289	499,916
CSG Systems International Inc.	52,692	2,991,325
EVERTEC Inc.	65,189	2,844,848
ExlService Holdings Inc.(a)	4,792	577,532
International Money Express Inc.(a)	30,195	483,422
Kyndryl Holdings Inc.(a)(b)	285,724	4,823,021
Maximus Inc.	98,431	7,610,685
Payoneer Global Inc.(a)(b)	48,280	252,022
Switch Inc., Class A	164,986	4,228,591
Tucows Inc., Class A(a)	14,677	1,159,483

		25,470,845

Leisure Products — 1.4%
Acushnet Holdings Corp.	59,081	2,759,082
Clarus Corp.	17,392	391,842
Johnson Outdoors Inc., Class A	9,250	834,535
Mattel Inc.(a)	134,827	2,820,581
Smith & Wesson Brands Inc.	76,512	1,306,825
Sturm Ruger & Co. Inc.	28,079	1,887,751
Vinco Ventures Inc.(a)(b)	113,510	373,448
Vista Outdoor Inc.(a)	17,934	691,894

		11,065,958

Life Sciences Tools & Services — 0.3%
Repligen Corp.(a)	14,074	2,791,437

Machinery — 1.7%
ESCO Technologies Inc.	9,058	722,647
Graco Inc.	76,037	5,517,245
Helios Technologies Inc.	33,205	2,544,499
Toro Co. (The)	47,481	4,585,715

		13,370,106

Media — 0.9%
Advantage Solutions Inc.(a)(b)	99,258	722,598
Boston Omaha Corp., Class A(a)(b)	23,885	630,325
John Wiley & Sons Inc., Class A	37,810	1,918,858
New York Times Co. (The), Class A	95,235	3,812,257

		7,084,038

Metals & Mining — 1.7%
McEwen Mining Inc.(a)(b)	635,049	541,316
Royal Gold Inc.	105,128	10,675,749
Warrior Met Coal Inc.	82,167	2,152,775

		13,369,840

Multi-Utilities — 1.2%
Avista Corp.	111,162	4,942,263
NorthWestern Corp.	74,134	4,308,668

		9,250,931

Oil, Gas & Consumable Fuels — 0.2%
Arch Resources Inc.	15,959	1,510,360

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Small-Cap Min Vol Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 2.5%
Aerie Pharmaceuticals Inc.(a)	71,249	$524,393
Amphastar Pharmaceuticals Inc.(a)	62,059	1,432,942
Corcept Therapeutics Inc.(a)	108,349	2,033,711
Nektar Therapeutics(a)	278,871	3,101,046
Organon & Co.	13,217	421,754
Pacira BioSciences Inc.(a)	23,120	1,451,242
Perrigo Co. PLC	79,661	3,032,694
Phibro Animal Health Corp., Class A	18,750	361,875
Prestige Consumer Healthcare Inc.(a)	59,299	3,347,429
SIGA Technologies Inc.(a)	73,215	476,630
Supernus Pharmaceuticals Inc.(a)	46,747	1,442,145
Theravance Biopharma Inc.(a)	77,539	706,380
Zogenix Inc.(a)	44,607	1,160,228

		19,492,469

Professional Services — 3.0%
CACI International Inc., Class A(a)	11,906	2,946,259
CBIZ Inc.(a)(b)	76,282	2,946,774
Dun & Bradstreet Holdings Inc.(a)(b)	128,725	2,582,224
Exponent Inc.	11,304	1,073,654
FTI Consulting Inc.(a)	54,966	8,014,592
Heidrick & Struggles International Inc.	12,359	540,953
Nielsen Holdings PLC	207,296	3,909,603
Skillsoft Corp.(a)	76,927	570,798
TrueBlue Inc.(a)	40,382	1,074,161

		23,659,018

Real Estate Management & Development — 0.1%
FRP Holdings Inc.(a)	9,570	540,514
Tejon Ranch Co.(a)	35,101	611,108

		1,151,622

Road & Rail — 2.3%
Heartland Express Inc.	82,077	1,227,872
Landstar System Inc.	61,241	9,798,560
Marten Transport Ltd.	32,797	547,382
Schneider National Inc., Class B	90,936	2,327,961
Werner Enterprises Inc.	97,769	4,359,520

		18,261,295

Semiconductors & Semiconductor Equipment — 0.0%
Rockley Photonics Holdings Ltd.(a)(b)	130,919	428,105

Software — 5.4%
Blackbaud Inc.(a)	29,734	2,026,075
Blackline Inc.(a)	15,965	1,466,704
Box Inc., Class A(a)	31,505	823,226
CDK Global Inc.	193,176	8,300,773
CommVault Systems Inc.(a)(b)	19,938	1,345,017
Consensus Cloud Solutions Inc.(a)	11,481	650,973
Dolby Laboratories Inc., Class A	81,352	7,146,773
Everbridge Inc.(a)	39,161	2,001,910
Five9 Inc.(a)	36,276	4,559,893
InterDigital Inc.	26,293	1,815,006
Mimecast Ltd.(a)	9,394	748,796
Progress Software Corp.	25,511	1,161,006
Qualys Inc.(a)	17,371	2,225,920
Rapid7 Inc.(a)	5,973	575,379
SPS Commerce Inc.(a)	30,710	3,803,433
Teradata Corp.(a)	26,351	1,062,999
Verint Systems Inc.(a)	61,690	3,166,548

		42,880,431

Security	Shares	Value

Specialty Retail — 1.5%
Arko Corp.(a)	78,527	$645,492
Monro Inc.	29,731	1,478,523
Murphy USA Inc.	39,309	7,730,508
Sportsman’s Warehouse Holdings Inc.(a)	69,610	762,925
Winmark Corp.	4,669	1,005,796

		11,623,244

Textiles, Apparel & Luxury Goods — 0.5%
Columbia Sportswear Co.	40,451	3,756,684

Thrifts & Mortgage Finance — 1.2%
Capitol Federal Financial Inc.	147,955	1,646,739
Columbia Financial Inc.(a)	78,250	1,656,553
Hingham Institution For Savings (The)	2,395	928,853
Kearny Financial Corp./MD	112,239	1,452,373
Northfield Bancorp. Inc.	75,155	1,184,443
TFS Financial Corp.	89,959	1,563,487
Waterstone Financial Inc.	35,815	731,342

		9,163,790

Trading Companies & Distributors — 1.0%
McGrath RentCorp.	5,841	445,142
Watsco Inc.	25,794	7,288,353

		7,733,495

Water Utilities — 1.5%
American States Water Co.	60,626	5,591,536
California Water Service Group	84,220	5,229,220
SJW Group	18,065	1,243,956

		12,064,712

Wireless Telecommunication Services — 0.5%
Shenandoah Telecommunications Co.	76,366	1,738,854
Telephone and Data Systems Inc.	89,494	1,771,981
U.S. Cellular Corp.(a)	21,896	670,456

		4,181,291

Total Common Stocks — 99.8% (Cost: $741,296,241)		789,229,127

Short-Term Investments

Money Market Funds — 2.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	20,365,561	20,371,671
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	1,230,000	1,230,000

		21,601,671

Total Short-Term Investments — 2.8% (Cost: $21,595,485)		21,601,671

Total Investments in Securities — 102.6% (Cost: $762,891,726)		810,830,798

Other Assets, Less Liabilities — (2.6)%		(20,243,247)

Net Assets — 100.0%		$790,587,551

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Small-Cap Min Vol Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$21,934,459	$—	$(1,557,521	)(a)	$(3,255)	$(2,012)	$20,371,671	20,365,561	$161,859	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,550,000	—	(320,000	)(a)	—	—	1,230,000	1,230,000	43		—

					$(3,255)	$(2,012)	$21,601,671		$161,902		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	9	03/18/22	$374	$(16,935)
Russell 2000 E-Mini Index	1	03/18/22	101	(9,550)
S&P Mid 400 E-Mini Index	3	03/18/22	789	(60,392)

				$(86,877)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$86,877

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$147,152

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(85,793)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,672,512

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Small-Cap Min Vol Factor ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$789,229,127	$—	$—	$789,229,127
Money Market Funds	21,601,671	—	—	21,601,671

	$810,830,798	$—	$—	$810,830,798

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(86,877)	$—	$—	$(86,877)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2022

	iShares ESG MSCI USA Min Vol Factor ETF	iShares MSCI EAFE Min Vol Factor ETF	iShares MSCI USA Min Vol Factor ETF	iShares MSCI USA Small-Cap Min Vol Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$4,842,272	$7,665,367,400	$28,291,324,537	$789,229,127
Affiliated(c)	—	13,317,972	353,970,181	21,601,671
Cash	8,782	11,126	8,885	4,964
Foreign currency, at value(d)	—	11,777,738	—	—
Cash pledged:
Futures contracts	—	21,999	—	64,000
Foreign currency collateral pledged:
Futures contracts(e)	—	2,452,010	—	—
Receivables:
Investments sold	—	263,224	45,247	—
Securities lending income — Affiliated	—	1,659	35,040	72,096
Variation margin on futures contracts	—	860,419	4,726,922	25,123
Capital shares sold	—	—	37,532	—
Dividends	4,841	5,264,062	25,454,298	121,630
Tax reclaims	—	25,620,022	—	—

Total assets	4,855,895	7,724,957,631	28,675,602,642	811,118,611

LIABILITIES
Collateral on securities loaned, at value	—	11,899,475	307,906,507	20,391,458
Payables:
Capital shares redeemed	—	263,224	367,566	—
Investment advisory fees	848	1,345,107	3,698,052	139,602

Total liabilities	848	13,507,806	311,972,125	20,531,060

NET ASSETS	$4,855,047	$7,711,449,825	$28,363,630,517	$790,587,551

NET ASSETS CONSIST OF:
Paid-in capital	$5,072,526	$7,880,957,301	$24,297,053,310	$769,087,402
Accumulated earnings (loss)	(217,479)	(169,507,476)	4,066,577,207	21,500,149

NET ASSETS	$4,855,047	$7,711,449,825	$28,363,630,517	$790,587,551

Shares outstanding	200,000	105,700,000	372,700,000	21,650,000

Net asset value	$24.28	$72.96	$76.10	$36.52

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$11,440,003	$304,567,565	$20,621,543
(b) Investments, at cost — Unaffiliated	$5,045,963	$7,266,316,233	$24,038,392,565	$741,296,241
(c) Investments, at cost — Affiliated	$—	$13,317,785	$353,879,216	$21,595,485
(d) Foreign currency, at cost	$—	$11,716,364	$—	$—
(e) Foreign currency collateral pledged, at cost	$—	$2,587,646	$—	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	27

Statements of Operations (unaudited)

Six Months Ended January 31, 2022

	iShares ESG MSCI USA Min Vol Factor ETF(a)	iShares MSCI EAFE Min Vol Factor ETF	iShares MSCI USA Min Vol Factor ETF	iShares MSCI USA Small-Cap Min Vol Factor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$20,060	$79,735,278	$221,600,390	$6,014,565
Dividends — Affiliated	—	53	1,476	43
Securities lending income — Affiliated — net	—	54,944	187,949	161,859
Foreign taxes withheld	(1)	(5,800,023)	(189,701)	—

Total investment income	20,059	73,990,252	221,600,114	6,176,467

EXPENSES
Investment advisory fees	2,317	13,149,928	21,762,881	862,850
Miscellaneous	—	217	217	217

Total expenses	2,317	13,150,145	21,763,098	863,067

Less:
Investment advisory fees waived	—	(4,796,090)	—	—

Total expenses after fees waived	2,317	8,354,055	21,763,098	863,067

Net investment income	17,742	65,636,197	199,837,016	5,313,400

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(21,139)	48,033,161	(248,491,481)	(17,465,609)
Investments — Affiliated	—	4,547	(35,749)	(3,255)
In-kind redemptions — Unaffiliated	1,865	86,671,589	1,565,540,366	50,179,165
Futures contracts	—	1,778,164	7,371,745	147,152
Foreign currency transactions	—	(2,236,947)	(528)	—

Net realized gain (loss)	(19,274)	134,250,514	1,324,384,353	32,857,453

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(203,691)	(588,933,606)	(1,392,082,654)	(65,568,114)
Investments — Affiliated	—	(9,586)	(16,105)	(2,012)
Futures contracts	—	194,644	(3,609,061)	(85,793)
Foreign currency translations	—	(941,050)	—	—

Net change in unrealized appreciation (depreciation)	(203,691)	(589,689,598)	(1,395,707,820)	(65,655,919)

Net realized and unrealized loss	(222,965)	(455,439,084)	(71,323,467)	(32,798,466)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(205,223)	$(389,802,887)	$128,513,549	$(27,485,066)

(a)	For the period from November 02, 2021 (commencement of operations) to January 31, 2022.

See notes to financial statements.

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares ESG MSCI USA Min Vol Factor ETF	iShares MSCI EAFE Min Vol Factor ETF

	Period From
	11/02/21 (a)	Six Months Ended
	to 01/31/22	01/31/22	Year Ended
	(unaudited)	(unaudited)	07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$17,742	$65,636,197	$246,522,047
Net realized gain (loss)	(19,274)	134,250,514	594,245,233
Net change in unrealized appreciation (depreciation)	(203,691)	(589,689,598)	765,184,307

Net increase (decrease) in net assets resulting from operations	(205,223)	(389,802,887)	1,605,951,587

DISTRIBUTIONS TO SHAREHOLDERS(b)
Decrease in net assets resulting from distributions to shareholders	(12,256)	(67,469,517)	(147,128,455)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,072,526	(462,623,468)	(3,386,673,077)

NET ASSETS
Total increase (decrease) in net assets	4,855,047	(919,895,872)	(1,927,849,945)
Beginning of period	—	8,631,345,697	10,559,195,642

End of period	$4,855,047	$7,711,449,825	$8,631,345,697

(a)	Commencement of operations.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Changes in Net Assets (continued)

	iShares MSCI USA Min Vol Factor ETF		iShares MSCI USA Small-Cap Min Vol Factor ETF

	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$199,837,016	$494,532,373	$5,313,400	$10,123,303
Net realized gain	1,324,384,353	3,371,054,672	32,857,453	68,692,615
Net change in unrealized appreciation (depreciation)	(1,395,707,820)	2,187,151,044	(65,655,919)	144,296,851

Net increase (decrease) in net assets resulting from operations	128,513,549	6,052,738,089	(27,485,066)	223,112,769

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(199,052,668)	(512,658,921)	(5,870,604)	(11,362,801)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(36,817,505)	(11,581,152,074)	(49,043,078)	(168,629,674)

NET ASSETS
Total increase (decrease) in net assets	(107,356,624)	(6,041,072,906)	(82,398,748)	43,120,294
Beginning of period	28,470,987,141	34,512,060,047	872,986,299	829,866,005

End of period	$28,363,630,517	$28,470,987,141	$790,587,551	$872,986,299

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG MSCI USA Min Vol Factor ETF
	Period From
	11/02/21	(a)
	to 01/31/22 (unaudited)

Net asset value, beginning of period	$25.11

Net investment income(b)	0.09
Net realized and unrealized loss(c)		(0.86)

Net decrease from investment operations		(0.77)

Distributions(d)
From net investment income		(0.06)

Total distributions		(0.06)

Net asset value, end of period	$24.28

Total Return(e)
Based on net asset value	(3.07	)%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)

Net investment income	1.38	%(h)

Supplemental Data
Net assets, end of period (000)	$4,855

Portfolio turnover rate(i)	10	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	31

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI EAFE Min Vol Factor ETF
	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$77.27		$66.79	$71.90	$72.92	$70.34	$67.93

Net investment income(a)	0.61		1.79	1.86	2.15	2.15	2.04
Net realized and unrealized gain (loss)(b)		(4.29)	9.96	(4.26)	(1.01)	2.28	3.18

Net increase (decrease) from investment operations		(3.68)	11.75	(2.40)	1.14	4.43	5.22

Distributions(c)
From net investment income		(0.63)	(1.27)	(2.71)	(2.16)	(1.85)	(2.81)

Total distributions		(0.63)	(1.27)	(2.71)	(2.16)	(1.85)	(2.81)

Net asset value, end of period	$72.96		$77.27	$66.79	$71.90	$72.92	$70.34

Total Return(d)
Based on net asset value	(4.79	)%(e)	17.61%	(3.51)%	1.68%	6.36%	8.09%

Ratios to Average Net Assets(f)
Total expenses	0.31	%(g)	0.32%	0.32%	0.32%	0.31%	0.32%

Total expenses after fees waived	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.20%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		0.32%	N/A	0.32%	N/A	0.32%

Net investment income	1.57	%(g)	2.48%	2.65%	3.04%	2.96%	3.09%

Supplemental Data
Net assets, end of period (000)	$7,711,450		$8,631,346	$10,559,196	$11,295,536	$8,852,315	$7,238,327

Portfolio turnover rate(h)	11	%(e)	25%	23%	22%	23%	28%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Min Vol Factor ETF

	Six Months Ended
	01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$76.19		$63.37	$62.75	$54.90	$49.89	$46.91

Net investment income(a)	0.54		1.08	1.29	1.23	1.02	0.98
Net realized and unrealized gain (loss)(b)		(0.09)	12.84	0.62	7.77	4.98	3.02

Net increase from investment operations	0.45		13.92	1.91	9.00	6.00	4.00

Distributions(c)
From net investment income		(0.54)	(1.10)	(1.29)	(1.15)	(0.99)	(1.02)

Total distributions		(0.54)	(1.10)	(1.29)	(1.15)	(0.99)	(1.02)

Net asset value, end of period	$76.10		$76.19	$63.37	$62.75	$54.90	$49.89

Total Return(d)
Based on net asset value	0.58	%(e)	22.23%	3.18%	16.61%	12.16%	8.70%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.38	%(g)	1.59%	2.06%	2.12%	1.95%	2.10%

Supplemental Data
Net assets, end of period (000)	$28,363,631		$28,470,987	$34,512,060	$30,646,395	$15,191,622	$13,530,002

Portfolio turnover rate(h)	10	%(e)	23%	22%	21%	22%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	33

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Small-Cap Min Vol Factor ETF

	Six Months Ended						Period From
	01/31/22		Year Ended	Year Ended	Year Ended	Year Ended	09/07/16	(a)
	(unaudited)		07/31/21	07/31/20	07/31/19	07/31/18	to 07/31/17

Net asset value, beginning of period	$37.96		$29.91	$34.10	$31.53	$27.82	$25.11

Net investment income(b)	0.24		0.40	0.54	0.60	0.52	0.49
Net realized and unrealized gain (loss)(c)		(1.42)	8.09	(4.17)	2.48	3.66	2.63

Net increase (decrease) from investment operations		(1.18)	8.49	(3.63)	3.08	4.18	3.12

Distributions(d)
From net investment income		(0.26)	(0.44)	(0.56)	(0.51)	(0.47)		(0.41)

Total distributions		(0.26)	(0.44)	(0.56)	(0.51)	(0.47)		(0.41)

Net asset value, end of period	$36.52		$37.96	$29.91	$34.10	$31.53	$27.82

Total Return(e)
Based on net asset value	(3.13	)%(f)	28.66%	(10.73)%	9.91%	15.19%	12.51	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.20	%(h)	0.20%	0.20%	0.20%	0.20%	0.20	%(h)

Net investment income	1.23	%(h)	1.16%	1.72%	1.85%	1.76%	2.04	%(h)

Supplemental Data
Net assets, end of period (000)	$790,588		$872,986	$829,866	$211,435	$39,418	$8,347

Portfolio turnover rate(i)	22	%(f)	50%	43%	48%	47%	47	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

ESG MSCI USA Min Vol Factor(a)	Non-diversified
MSCI EAFE Min Vol Factor	Diversified
MSCI USA Min Vol Factor	Diversified
MSCI USA Small-Cap Min Vol Factor	Diversified

(a)	The Fund commenced operations on November 2, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	35

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI EAFE Min Vol Factor
BofA Securities, Inc.	$498,367	$498,367		$—	$—
J.P. Morgan Securities LLC	72,400	72,400		—	—
Jefferies LLC	4,551,816	4,551,816		—	—
Morgan Stanley	6,317,420	6,317,420		—	—

	$11,440,003	$11,440,003		$—	$—

MSCI USA Min Vol Factor
BNP Paribas SA	$8,176,078	$7,987,408		$—	$(188,670	)(b)
BofA Securities, Inc.	68,706,399	68,706,399		—	—
Citigroup Global Markets, Inc.	5,842	5,837		—	(5	)(b)
Credit Suisse Securities (USA) LLC	41,767,675	41,767,675		—	—
J.P. Morgan Securities LLC	62,113,277	62,113,277		—	—
Morgan Stanley	122,519,627	122,519,627		—	—
Scotia Capital (USA), Inc.	18,075	18,075		—	—
SG Americas Securities LLC	29,667	29,667		—	—
State Street Bank & Trust Co.	69,222	68,679		—	(543	)(b)
UBS AG	7,936	7,682		—	(254	)(b)
UBS Securities LLC	652,935	652,658		—	(277	)(b)
Virtu Americas LLC	500,832	500,832		—	—

	$304,567,565	$304,377,816		$—	$(189,749)

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI USA Small-Cap Min Vol Factor
Barclays Bank PLC	$8,782,245	$8,557,092		$—	$(225,153	)(b)
BNP Paribas SA	883,948	849,858		—	(34,090	)(b)
Citigroup Global Markets, Inc.	3,013,637	2,987,621		—	(26,016	)(b)
Credit Suisse Securities (USA) LLC	299,823	297,714		—	(2,109	)(b)
HSBC Bank PLC	1,824,884	1,809,043		—	(15,841	)(b)
ING Financial Markets LLC	57,474	57,094		—	(380	)(b)
Mizuho Securities USA LLC	96,237	96,237		—	—
Morgan Stanley	3,685,860	3,685,860		—	—
Nomura Securities International, Inc.	19,009	19,009		—	—
SG Americas Securities LLC	42,923	39,787		—	(3,136	)(b)
State Street Bank & Trust Co.	287,923	279,650		—	(8,273	)(b)
Toronto Dominion Bank	923,709	923,709		—	—
UBS AG	127,223	127,223		—	—
UBS Securities LLC	484,068	484,068		—	—
Wells Fargo Securities LLC	92,580	88,414		—	(4,166	)(b)

	$20,621,543	$20,302,379		$—	$(319,164)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

ESG MSCI USA Min Vol Factor	0.18%
MSCI USA Min Vol Factor	0.15
MSCI USA Small-Cap Min Vol Factor	0.20

For its investment advisory services to the iShares MSCI EAFE Min Vol Factor ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $30 billion	0.350%
Over $30 billion, up to and including $60 billion	0.320
Over $60 billion, up to and including $90 billion	0.280
Over $90 billion, up to and including $120 billion	0.252
Over $120 billion, up to and including $150 billion	0.227
Over $150 billion	0.204

Expense Waivers: The total of the investment advisory fee and any other fund expenses is a fund’s total annual operating expenses.

For the iShares MSCI EAFE Min Vol Factor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.20% of average daily net assets.

This amount is included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

MSCI EAFE Min Vol Factor	$4,796,090

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of iShares ESG MSCI USA Min Vol Factor ETF, iShares MSCI USA Min Vol Factor ETF, and iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, the iShares MSCI EAFE Min Vol Factor ETF (the “Group 2 Fund”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) the Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2022, each Group 1 Fund retained 77% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund retained 82% of securities lending income (which excludes collateral

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) the Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

MSCI EAFE Min Vol Factor	$16,512
MSCI USA Min Vol Factor	80,672
MSCI USA Small-Cap Min Vol Factor	48,226

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

MSCI EAFE Min Vol Factor	$146,397,911	$170,485,472	$(17,199,478)
MSCI USA Min Vol Factor	542,857,481	711,066,137	(33,659,705)
MSCI USA Small-Cap Min Vol Factor	7,253,530	4,832,647	(284,131)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

ESG MSCI USA Min Vol Factor	$521,167	$513,011
MSCI EAFE Min Vol Factor	959,674,638	903,487,829
MSCI USA Min Vol Factor	2,792,858,026	2,782,884,889
MSCI USA Small-Cap Min Vol Factor	190,430,357	188,259,788

For the six months ended January 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG MSCI USA Min Vol Factor	$6,261,416	$1,204,334
MSCI EAFE Min Vol Factor	—	452,674,816
MSCI USA Min Vol Factor	4,436,820,905	4,477,246,870
MSCI USA Small-Cap Min Vol Factor	121,982,838	171,827,127

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

MSCI EAFE Min Vol Factor	$659,801,109
MSCI USA Min Vol Factor	1,469,074,627
MSCI USA Small-Cap Min Vol Factor	56,695,282

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG MSCI USA Min Vol Factor	$5,045,963	$109,944	$(313,635)	$(203,691)
MSCI EAFE Min Vol Factor	7,327,874,047	1,010,034,317	(659,576,287)	350,458,030
MSCI USA Min Vol Factor	24,459,490,465	4,930,022,341	(745,899,400)	4,184,122,941
MSCI USA Small-Cap Min Vol Factor	764,849,823	97,151,184	(51,257,086)	45,894,098

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements (unaudited) (continued)

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Period Ended 01/31/22

iShares ETF	Shares	Amount

ESG MSCI USA Min Vol Factor
Shares sold	250,000	$6,279,386
Shares redeemed	(50,000)	(1,206,860)

Net increase	200,000	$5,072,526

	Six Months Ended 01/31/22		Year Ended 07/31/21

iShares ETF	Shares	Amount	Shares	Amount

MSCI EAFE Min Vol Factor
Shares sold	—	$4,437	400,000	$27,601,881
Shares redeemed	(6,000,000)	(462,627,905)	(46,800,000)	(3,414,274,958)

Net decrease	(6,000,000)	$(462,623,468)	(46,400,000)	$(3,386,673,077)

MSCI USA Min Vol Factor
Shares sold	57,800,000	$4,454,150,279	25,300,000	$1,741,186,816
Shares redeemed	(58,800,000)	(4,490,967,784)	(196,200,000)	(13,322,338,890)

Net decrease	(1,000,000)	$(36,817,505)	(170,900,000)	$(11,581,152,074)

MSCI USA Small-Cap Min Vol Factor
Shares sold	3,300,000	$124,700,413	4,950,000	$174,057,791
Shares redeemed	(4,650,000)	(173,743,491)	(9,700,000)	(342,687,465)

Net decrease	(1,350,000)	$(49,043,078)	(4,750,000)	$(168,629,674)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares MSCI EAFE Min Vol Factor ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Board Review and Approval of Investment Advisory Contract

iShares ESG MSCI USA Min Vol Factor ETF (the “Fund”)

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required to consider and approve the proposed Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the terms of the proposed Advisory Contract. At a meeting held on September 29 – October 1, 2021, the Board, including the Independent Board Members, approved the selection of BFA as investment adviser and approved the proposed Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board also considered information previously provided by BFA, BlackRock Institutional Trust Company, N.A. (“BTC”), and BlackRock, Inc. (“BlackRock”), as applicable, at prior Board meetings. The Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses of the Fund; (ii) the nature, extent and quality of the services to be provided by BFA; (iii) the costs of services to be provided to the Fund and the availability of information related to profits to be realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the Advisory Contract are discussed below.

Expenses of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the overall fund expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the overall fund expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level of the Fund supported the Board’s approval of the Advisory Contract.

Nature, Extent and Quality of Services: The Board reviewed the scope of services to be provided by BFA under the Advisory Contract. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time and have made significant investments into the iShares business to support the iShares funds and their shareholders. The Board considered representations by BFA, BTC, and BlackRock that the scope and quality of services to be provided to the Fund would be similar to the scope and quality of services provided to other iShares funds. The Board also considered BFA’s compliance program and its compliance record with respect to other iShares funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and relevant, and has provided information and made appropriate officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons who will be responsible for the day-to-day management of the Fund, as well as the resources that will be available to them in managing the Fund. The Board also considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies, which were provided throughout the year with respect to other iShares funds.

Based on review of this information, the Board concluded that the nature, extent and quality of services to be provided to the Fund under the Advisory Contract supported the Board’s approval of the Advisory Contract.

Costs of Services to be Provided to the Fund and Profits to be Realized by BFA and Affiliates: The Board did not consider the profitability of the Fund to BFA based on the fees payable under the Advisory Contract or revenue to be received by BFA or its affiliates in connection with services to be provided to the Fund since the proposed relationship had not yet commenced. The Board noted that it expects to receive profitability information from BFA periodically following the Fund’s launch and will thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale: The Board considered information that it had previously received regarding economies of scale, efficiencies and scale benefits shared with the iShares funds through relatively low fee rates established at inception, breakpoints and waivers or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.

This consideration of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the Advisory Contract.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA previously provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the iShares

44	2022 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

funds, including in terms of the different and generally more extensive services provided to the iShares funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement.

Other Benefits to BFA and/or its Affiliates: Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA since the proposed relationship had not yet commenced. However, the Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board considered the potential payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the potential revenue to be received by BFA and/or its affiliates pursuant to an agreement that would permit a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board also considered the potential for revenue to BTC, the Fund’s securities lending agent, and its affiliates in the event of any loaning of portfolio securities of the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions), will be reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the Advisory Contract.

Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Board Members, determined that the Fund investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services to be rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the Advisory Contract.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	45

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI EAFE Min Vol Factor ETF, iShares MSCI USA Min Vol Factor ETF and iShares MSCI USA Small-Cap Min Vol Factor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

ESG MSCI USA Min Vol Factor(a)	$0.044453	$—	$0.016827	$0.061280	73%	—%	27%	100%
MSCI EAFE Min Vol Factor(a)	0.621177	—	0.012935	0.634112	98	—	2	100
MSCI USA Min Vol Factor(a)	0.463545	—	0.072693	0.536238	86	—	14	100
MSCI USA Small-Cap Min Vol Factor(a)	0.231694	—	0.028059	0.259753	89	—	11	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

S U P P L E M E N T A L I N F O R M A T I O N	47

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	49

Want to know more?

iShares.com    |     1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-107-0122

JANUARY 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•  iShares Core MSCI EAFE ETF | IEFA | Cboe BZX

•  iShares Core MSCI Europe ETF | IEUR | NYSE Arca

•  iShares Core MSCI International Developed Markets ETF | IDEV | NYSE Arca

•  iShares Core MSCI Pacific ETF | IPAC | NYSE Arca

•  iShares Core MSCI Total International Stock ETF | IXUS | NASDAQ

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	3.44%	23.29%

U.S. small cap equities (Russell 2000® Index)	(8.41)	(1.21)

International equities (MSCI Europe, Australasia, Far East Index)	(3.43)	7.03

Emerging market equities (MSCI Emerging Markets Index)	(4.59)	(7.23)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.87)	(4.43)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(3.17)	(2.97)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.56)	(1.22)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(1.55)	2.05

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2022	iShares® Core MSCI EAFE ETF

Investment Objective

The iShares Core MSCI EAFE ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the U.S. and Canada, as represented by the MSCI EAFE IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(3.23)%	7.65%	8.38%	7.17%	7.65%	49.50%	90.32%
Fund Market	(3.41)	7.91	8.36	7.16	7.91	49.38	90.19
Index	(4.15)	6.30	7.95	6.89	6.30	46.60	85.68

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 967.70	$ 0.35		$ 1,000.00	$ 1,024.90	$ 0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	17.0%
Industrials	16.7
Consumer Discretionary	12.6
Health Care	11.4
Consumer Staples	9.6
Information Technology	8.9
Materials	8.0
Communication Services	4.6
Real Estate	4.3
Energy	3.6
Utilities	3.3

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	23.2%
United Kingdom	14.7
France	10.3
Switzerland	9.5
Germany	8.3
Australia	7.9
Netherlands	4.9
Sweden	4.0
Hong Kong	2.8
Denmark	2.4

(a)	Excludes money market funds.

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022	iShares® Core MSCI Europe ETF

Investment Objective

The iShares Core MSCI Europe ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization European equities, as represented by the MSCI Europe IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(2.30)%	13.17%	9.31%	4.35%	13.17%	56.05%	38.51%
Fund Market	(2.29)	13.76	9.21	4.35	13.76	55.32	38.53
Index	(3.41)	11.71	8.88	4.00	11.71	53.00	34.98

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 977.00	$ 0.45		$ 1,000.00	$ 1,024.80	$ 0.46		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	16.6%
Industrials	16.1
Health Care	13.4
Consumer Staples	11.6
Consumer Discretionary	11.4
Information Technology	8.0
Materials	7.4
Energy	4.9
Utilities	4.1
Communication Services	4.0
Real Estate	2.5

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

United Kingdom	23.1%
France	16.1
Switzerland	14.8
Germany	13.0
Netherlands	7.7
Sweden	6.3
Denmark	3.8
Spain	3.6
Italy	3.5
Finland	2.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2022	iShares® Core MSCI International Developed Markets ETF

Investment Objective

The iShares Core MSCI International Developed Markets ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization developed market equities, excluding the United States, as represented by the MSCI World ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(2.54)%	9.41%	8.03%	9.41%	45.62%
Fund Market	(2.75)	9.57	8.03	9.57	45.65
Index	(3.40)	8.04	7.52	8.04	42.27

The inception date of the Fund was 3/21/17. The first day of secondary market trading was 3/23/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 974.60	$ 0.25		$ 1,000.00	$ 1,025.00	$ 0.26		0.05%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	19.0%
Industrials	16.0
Consumer Discretionary	11.7
Health Care	10.3
Information Technology	8.9
Consumer Staples	8.9
Materials	8.5
Energy	4.9
Communication Services	4.4
Real Estate	4.0
Utilities	3.4

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	20.8%
United Kingdom	13.2
Canada	10.6
France	9.3
Switzerland	8.5
Germany	7.5
Australia	7.1
Netherlands	4.5
Sweden	3.6
Hong Kong	2.5

(a)	Excludes money market funds.

6	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022	iShares® Core MSCI Pacific ETF

Investment Objective

The iShares Core MSCI Pacific ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization Pacific region equities, as represented by the MSCI Pacific IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(5.17)%	(1.51)%	6.70%	5.48%	(1.51)%	38.30%	50.34%
Fund Market	(5.42)	(1.71)	6.76	5.44	(1.71)	38.66	49.94
Index	(5.73)	(2.67)	6.27	5.25	(2.67)	35.53	47.83

The inception date of the Fund was 6/10/14. The first day of secondary market trading was 6/12/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 948.30	$ 0.44		$ 1,000.00	$ 1,024.80	$ 0.46		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Industrials	18.0%
Financials	17.4
Consumer Discretionary	15.1
Information Technology	10.0
Materials	9.2
Health Care	7.8
Real Estate	7.2
Consumer Staples	6.0
Communication Services	6.0
Utilities	2.0
Energy	1.3

GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	66.4%
Australia	20.8
Hong Kong	7.9
Singapore	3.9
New Zealand	1.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2022	iShares® Core MSCI Total International Stock ETF

Investment Objective

The iShares Core MSCI Total International Stock ETF (the “Fund”) seeks to track the investment results of an index composed of large-, mid- and small-capitalization non-U.S. equities, as represented by the MSCI ACWI ex USA IMI (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(2.78)%	5.12%	8.54%	6.45%	5.12%	50.62%	78.67%
Fund Market	(3.03)	5.55	8.47	6.44	5.55	50.17	78.61
Index	(3.73)	3.95	8.16	6.21	3.95	48.02	75.01

The inception date of the Fund was 10/18/12. The first day of secondary market trading was 10/22/12.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 972.20	$ 0.45		$ 1,000.00	$ 1,024.80	$ 0.46		0.09%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Financials	19.0%
Industrials	13.2
Information Technology	12.6
Consumer Discretionary	12.2
Materials	8.6
Health Care	8.6
Consumer Staples	8.0
Communication Services	6.0
Energy	5.1
Real Estate	3.6
Utilities	3.1

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	14.8%
United Kingdom	9.4
China	8.5
Canada	7.5
France	6.6
Switzerland	6.0
Germany	5.3
Australia	5.1
Taiwan	4.8
India	3.9

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.9%
29Metals Ltd.(a)	313,822	$587,713
Abacus Property Group	3,255,463	7,955,849
Accent Group Ltd.	1,026,114	1,476,304
Adbri Ltd.	2,551,122	5,317,753
AGL Energy Ltd.	3,166,414	15,991,917
Alkane Resources Ltd.(a)	2,163,941	1,264,932
Allkem Ltd.(a)	3,058,809	19,917,906
ALS Ltd.	2,619,104	21,987,065
Altium Ltd.	653,739	16,712,216
Alumina Ltd.	13,056,797	17,643,308
AMP Ltd.(a)	17,215,797	10,731,105
Ampol Ltd.	1,223,543	25,918,315
Ansell Ltd.	688,011	13,080,419
APA Group	6,026,573	40,871,290
Appen Ltd.	637,431	4,400,575
ARB Corp. Ltd.	481,507	15,865,156
Arena REIT	1,831,653	6,105,275
Aristocrat Leisure Ltd.	3,124,100	90,560,684
ASX Ltd.	1,001,983	59,426,129
Atlas Arteria Ltd.	4,944,685	22,952,760
AUB Group Ltd.	347,275	5,734,933
Aurizon Holdings Ltd.	9,213,368	23,050,510
AusNet Services Ltd.	9,887,911	18,194,730
Aussie Broadband Ltd.(a)	255,967	769,436
Austal Ltd.	2,108,005	3,006,888
Australia & New Zealand Banking Group Ltd.	14,653,659	276,937,098
Australian Agricultural Co. Ltd.(a)	2,974,905	3,053,196
Australian Ethical Investment Ltd.	445,131	2,935,776
Australian Pharmaceutical Industries Ltd.	2,948,732	3,169,050
Australian Strategic Materials Ltd.(a)	269,811	1,610,210
Aventus Group(b)	689,300	1,578,959
AVZ Minerals Ltd.(a)(b)	9,258,719	4,641,591
Bank of Queensland Ltd.	3,428,008	18,647,491
Bapcor Ltd.	2,091,293	10,478,682
Beach Energy Ltd.	10,047,984	10,613,994
Bega Cheese Ltd.	1,776,095	6,431,392
Bellevue Gold Ltd.(a)	5,039,146	2,784,033
Bendigo & Adelaide Bank Ltd.	2,688,156	16,418,855
Betmakers Technology Group Ltd.(a)(b)	3,605,274	1,608,891
BHP Group Ltd.(b)	15,174,494	486,654,414
BHP Group Ltd.	10,919,791	344,680,916
Blackmores Ltd.	81,896	4,756,180
BlueScope Steel Ltd.	2,633,850	34,521,462
Boral Ltd.(a)	1,992,089	8,303,006
BrainChip Holdings Ltd.(a)(b)	7,674,915	7,842,395
Brambles Ltd.	7,417,293	50,957,152
Bravura Solutions Ltd.	1,928,583	2,958,493
Breville Group Ltd.	505,934	10,304,014
Brickworks Ltd.	355,875	5,719,473
BWP Trust	3,121,861	8,805,133
BWX Ltd.	229,891	552,893
Capricorn Metals Ltd.(a)	742,478	1,666,956
carsales.com Ltd.	1,450,214	22,938,410
Centuria Capital Group	2,811,333	5,974,345
Centuria Industrial REIT	2,536,373	6,858,185
Centuria Office REIT(b)	920,410	1,409,833
Cettire Ltd.(a)(b)	245,595	511,168
Chalice Mining Ltd.(a)	1,712,372	9,489,919

Security	Shares	Value

Australia (continued)
Challenger Ltd.	2,940,268	$12,010,615
Champion Iron Ltd.(a)	1,601,352	7,398,269
Charter Hall Group	2,622,160	31,407,855
Charter Hall Long Wale REIT	3,248,809	11,113,400
Charter Hall Retail REIT	2,493,072	7,113,815
Charter Hall Social Infrastructure REIT	412,916	1,121,097
CIMIC Group Ltd.	403,869	4,718,068
City Chic Collective Ltd.(a)	1,106,906	3,892,347
Cleanaway Waste Management Ltd.	10,992,209	22,439,525
Clinuvel Pharmaceuticals Ltd.	209,565	3,425,520
Cochlear Ltd.	345,686	47,404,933
Codan Ltd./Australia	551,388	3,550,968
Coles Group Ltd.	6,902,321	79,298,692
Collins Foods Ltd.	297,437	2,481,034
Commonwealth Bank of Australia	9,155,737	610,593,682
Computershare Ltd.	2,855,233	39,578,097
Coronado Global Resources Inc.(a)(c)	3,548,307	3,447,050
Corporate Travel Management Ltd.(a)(b)	652,511	9,730,039
Costa Group Holdings Ltd.	2,176,253	4,304,589
Credit Corp. Group Ltd.	346,541	8,361,468
Cromwell Property Group	11,679,486	6,967,606
Crown Resorts Ltd.(a)	1,932,636	16,651,784
CSL Ltd.	2,470,299	457,604,572
CSR Ltd.	3,003,387	11,964,190
Data#3 Ltd.	307,321	1,204,568
De Grey Mining Ltd.(a)	5,723,809	4,637,411
Deterra Royalties Ltd.	2,198,029	6,705,503
Dexus	5,698,929	41,487,701
Dexus Industria REIT(b)	134,245	296,962
Dicker Data Ltd.(b)	136,668	1,238,022
Domain Holdings Australia Ltd.	2,081,291	6,994,551
Domino’s Pizza Enterprises Ltd.	316,836	23,370,846
Downer EDI Ltd.	3,893,345	15,060,343
Dubber Corp. Ltd.(a)(b)	882,129	1,119,608
Eagers Automotive Ltd.	680,603	6,199,455
Elders Ltd.	908,066	7,021,881
Emeco Holdings Ltd.	238,663	151,653
EML Payments Ltd.(a)	1,947,831	4,147,634
Endeavour Group Ltd./Australia	6,649,571	29,701,063
EVENT Hospitality and Entertainment Ltd.(a)	497,402	4,752,305
Evolution Mining Ltd.	9,478,745	23,814,693
Flight Centre Travel Group Ltd.(a)(b)	812,092	9,633,238
Fortescue Metals Group Ltd.	8,748,479	122,847,035
G8 Education Ltd.(a)	4,721,348	3,719,956
Genworth Mortgage Insurance Australia Ltd.	2,803,252	4,846,023
Glencore PLC	51,469,969	268,138,637
Gold Road Resources Ltd.	4,555,947	4,337,541
Goodman Group	8,604,381	142,073,176
GPT Group (The)	9,920,389	35,154,429
GrainCorp Ltd., Class A	1,272,639	6,574,169
Growthpoint Properties Australia Ltd.	505,025	1,411,204
GUD Holdings Ltd.	785,369	6,870,754
GWA Group Ltd.	1,589,312	2,850,138
Hansen Technologies Ltd.	552,283	1,916,237
Harvey Norman Holdings Ltd.	3,491,790	12,170,096
Healius Ltd.	3,330,239	10,542,048
Home Consortium Ltd.	729,252	3,382,963
HomeCo Daily Needs REIT(b)	279,444	269,698
HUB24 Ltd.	239,692	4,670,680
IDP Education Ltd.	1,075,328	22,476,897

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
IGO Ltd.	3,605,657	$30,507,498
Iluka Resources Ltd.	2,182,290	16,227,352
Imdex Ltd.	696,741	1,457,615
Imugene Ltd.(a)	24,829,863	5,547,120
Incitec Pivot Ltd.	9,788,538	22,919,601
Ingenia Communities Group	1,717,078	6,714,971
Inghams Group Ltd.	1,651,210	3,844,135
Insignia Financial Ltd.	2,980,637	7,475,134
Insurance Australia Group Ltd.	12,505,494	37,721,245
Integral Diagnostics Ltd.	423,221	1,240,026
InvoCare Ltd.	772,677	6,135,589
ionner Ltd.(a)(b)	5,246,291	2,473,147
IPH Ltd.	1,441,978	8,367,087
IRESS Ltd.	1,159,776	9,382,393
Irongate Group	90,805	118,854
James Hardie Industries PLC	2,319,743	78,071,475
JB Hi-Fi Ltd.	638,352	20,886,468
Johns Lyng Group Ltd.	798,651	4,370,131
Jumbo Interactive Ltd.	156,320	1,988,217
Karoon Energy Ltd.(a)	1,323,428	1,813,330
Kelsian Group Ltd.	643,162	3,210,361
Kogan.com Ltd.(b)	431,034	1,903,431
Lendlease Corp. Ltd.	3,459,530	24,481,513
Lifestyle Communities Ltd.	239,049	2,865,278
Link Administration Holdings Ltd.	2,627,444	10,071,169
Liontown Resources Ltd.(a)(b)	8,465,552	8,573,969
Lovisa Holdings Ltd.	203,516	2,566,744
Lynas Rare Earths Ltd.(a)	4,792,836	30,957,415
MA Financial Group Ltd.	27,080	163,187
Maas Group Holdings Ltd.	84,410	265,585
Macquarie Group Ltd.	1,811,538	236,788,843
Magellan Financial Group Ltd.	686,764	9,138,024
Mayne Pharma Group Ltd.(a)	3,220,260	571,300
McMillan Shakespeare Ltd.	513,528	4,094,965
Medibank Pvt Ltd.	14,476,825	31,722,649
Megaport Ltd.(a)	795,811	7,655,520
Mesoblast Ltd.(a)(b)	2,899,017	2,329,430
Metcash Ltd.	5,422,280	15,217,592
Mineral Resources Ltd.	894,772	35,559,080
Mirvac Group	20,230,906	37,491,188
Monadelphous Group Ltd.	590,308	3,760,314
Nanosonics Ltd.(a)	1,412,540	5,134,302
National Australia Bank Ltd.	16,931,066	326,692,431
National Storage REIT	6,719,793	11,780,228
Nearmap Ltd.(a)(b)	2,367,742	2,270,834
Netwealth Group Ltd.	523,612	5,670,997
New Hope Corp. Ltd.(b)	2,642,366	4,256,583
Newcrest Mining Ltd.	4,194,906	65,068,702
NEXTDC Ltd.(a)	2,446,840	18,774,520
nib holdings Ltd.	2,424,380	10,696,590
Nick Scali Ltd.	366,403	3,535,772
Nickel Mines Ltd.	5,454,790	5,602,610
Nine Entertainment Co. Holdings Ltd.	8,707,163	16,249,627
Northern Star Resources Ltd.	5,901,971	35,175,293
Novonix Ltd.(a)(b)	1,233,784	6,653,670
NRW Holdings Ltd.	2,369,202	2,677,348
Nufarm Ltd./Australia	1,603,610	5,092,801
Nuix Ltd.(a)	988,173	1,045,622
Objective Corp. Ltd.	7,452	84,815
Omni Bridgeway Ltd.(a)	1,331,671	3,079,803

Security	Shares	Value

Australia (continued)
oOh!media Ltd.(a)	3,559,109	$4,081,515
Orica Ltd.	2,025,726	20,069,961
Origin Energy Ltd.	9,113,327	36,466,975
Orora Ltd.	5,114,014	12,591,483
OZ Minerals Ltd.	1,852,425	32,134,241
Pact Group Holdings Ltd.	1,507,067	2,490,853
Paladin Energy Ltd.(a)(b)	12,513,400	6,525,132
Pendal Group Ltd.	1,737,992	5,968,993
Perenti Global Ltd.	2,740,275	1,501,014
Perpetual Ltd.	295,964	6,917,228
Perseus Mining Ltd.	6,787,190	7,094,299
PEXA Group Ltd.(a)	242,019	3,177,903
Pilbara Minerals Ltd.(a)	12,708,942	29,401,872
Pinnacle Investment Management Group Ltd.	436,488	3,523,187
Platinum Asset Management Ltd.	2,133,745	3,751,159
PointsBet Holdings Ltd.(a)	1,012,232	3,547,395
PolyNovo Ltd.(a)(b)	3,635,461	3,395,244
PPK Group Ltd.(a)	55,738	283,704
Premier Investments Ltd.	596,876	12,246,583
Pro Medicus Ltd.(b)	269,738	8,710,898
Qantas Airways Ltd.(a)	4,720,262	16,155,780
QBE Insurance Group Ltd.	7,513,975	59,658,250
Qube Holdings Ltd.	8,454,270	17,446,834
Ramelius Resources Ltd.	4,404,233	4,221,272
Ramsay Health Care Ltd.	955,473	42,629,392
REA Group Ltd.	277,197	28,716,704
Redbubble Ltd.(a)(b)	1,064,172	1,354,891
Reece Ltd.	1,500,480	23,165,002
Regis Resources Ltd.	4,278,678	5,204,441
Reliance Worldwide Corp. Ltd.	4,570,032	16,877,165
Rio Tinto Ltd.	1,896,150	150,754,673
Rio Tinto PLC	5,824,295	410,527,276
Rural Funds Group(b)	310,637	628,712
Sandfire Resources Ltd.	2,100,246	10,092,488
Santos Ltd.	16,351,896	83,292,168
Sayona Mining Ltd.(a)(b)	17,279,704	1,500,482
Scentre Group	26,627,193	55,281,934
SEEK Ltd.	1,785,248	36,996,052
Select Harvests Ltd.	311,787	1,196,909
Seven Group Holdings Ltd.	899,178	13,904,902
Shopping Centres Australasia Property Group	6,113,941	12,215,022
Silver Lake Resources Ltd.(a)	5,274,278	5,554,235
Sims Ltd.	1,005,518	10,237,421
SmartGroup Corp. Ltd.	428,455	2,177,700
Sonic Healthcare Ltd.	2,409,832	64,897,501
South32 Ltd.	25,033,979	68,875,900
Southern Cross Media Group Ltd.(b)	1,615,986	2,161,655
St. Barbara Ltd.	4,486,120	3,930,741
Star Entertainment Grp Ltd. (The)(a)	4,409,255	10,770,582
Steadfast Group Ltd.	5,093,422	16,761,144
Stockland	12,221,784	35,228,406
Suncorp Group Ltd.	6,403,855	50,295,192
Super Retail Group Ltd.	903,950	7,476,234
Sydney Airport(a)	6,834,564	42,006,043
Tabcorp Holdings Ltd.	11,473,616	40,313,475
Tassal Group Ltd.	291,064	726,780
Technology One Ltd.	1,524,730	11,406,513
Telix Pharmaceuticals Ltd.(a)	1,003,415	4,848,688
Telstra Corp. Ltd.	21,318,513	59,263,762
Temple & Webster Group Ltd.(a)(b)	467,886	2,841,799

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Transurban Group	15,664,009	$138,379,381
Treasury Wine Estates Ltd.	3,739,543	28,107,276
Tyro Payments Ltd.(a)(b)	1,709,237	2,742,915
United Malt Grp Ltd.	1,537,969	4,542,490
Uniti Group Ltd.(a)	3,034,086	9,062,755
Vicinity Centres	19,584,739	22,704,750
Viva Energy Group Ltd.(c)	5,111,524	7,792,249
Vulcan Energy Resources Ltd.(a)(b)	387,632	2,580,849
Washington H Soul Pattinson & Co. Ltd.	1,189,102	23,085,113
Waypoint REIT	3,878,439	7,449,809
Webjet Ltd.(a)(b)	2,045,606	7,161,200
Wesfarmers Ltd.	5,842,260	217,989,392
West African Resources Ltd.(a)	5,191,413	4,116,070
Western Areas Ltd.(a)	1,549,077	3,812,446
Westgold Resources Ltd.	1,200,407	1,555,672
Westpac Banking Corp.	18,847,970	271,842,948
Whitehaven Coal Ltd.(a)	4,920,443	9,421,047
WiseTech Global Ltd.	769,405	25,059,021
Woodside Petroleum Ltd.	4,987,111	89,114,707
Woolworths Group Ltd.	6,546,940	159,709,083
Worley Ltd.	1,708,700	14,079,087
Zip Co. Ltd.(a)(b)	2,374,013	5,465,161

		8,031,143,739

Austria — 0.4%
ams-OSRAM AG(a)	1,400,124	23,540,778
ANDRITZ AG	347,192	18,471,849
AT&S Austria Technologie & Systemtechnik AG	142,643	6,643,769
BAWAG Group AG(a)(c)	360,019	21,606,599
CA Immobilien Anlagen AG	288,689	10,492,003
DO & CO AG(a)	37,599	3,875,705
Erste Group Bank AG	1,802,036	84,228,209
EVN AG	192,517	5,667,095
IMMOFINANZ AG(a)(b)	477,847	12,396,034
Lenzing AG(a)	82,395	10,113,781
Oesterreichische Post AG(b)	187,594	7,874,044
OMV AG	781,208	47,813,348
Palfinger AG	9,465	323,449
Raiffeisen Bank International AG	758,309	21,313,976
S IMMO AG	338,883	8,684,855
S&T AG(b)	338,149	6,210,352
Schoeller-Bleckmann Oilfield Equipment AG(a)	26,213	1,105,237
Semperit AG Holding	67,789	2,056,255
Telekom Austria AG(a)	873,344	7,554,921
UNIQA Insurance Group AG	779,860	7,228,700
Verbund AG	354,793	37,576,170
Vienna Insurance Group AG Wiener Versicherung Gruppe	241,330	7,068,543
voestalpine AG	582,489	19,364,923
Wienerberger AG	616,857	22,334,560

		393,545,155

Belgium — 1.0%
Ackermans & van Haaren NV	112,498	21,714,908
Aedifica SA	176,255	21,198,697
Ageas SA/NV	885,349	42,615,875
AGFA-Gevaert NV(a)	1,134,198	4,812,411
Akka Technologies(a)	20,211	1,104,235
Anheuser-Busch InBev SA/NV	3,921,424	247,210,879
Barco NV	405,643	8,377,116
Befimmo SA	131,785	4,940,957

Security	Shares	Value

Belgium (continued)
Bekaert SA	234,416	$10,913,650
bpost SA(a)	506,560	3,739,426
Cie. d’Entreprises CFE	43,449	5,885,704
Cofinimmo SA	141,120	20,818,118
D’ieteren Group	132,530	23,091,273
Econocom Group SA/NV	261,402	1,045,362
Elia Group SA/NV	172,443	23,270,272
Etablissements Franz Colruyt NV	280,212	11,382,126
Euronav NV	1,006,763	8,293,930
Fagron	401,102	6,894,893
Galapagos NV(a)(b)	244,016	16,442,979
Gimv NV	153,445	9,353,806
Groupe Bruxelles Lambert SA	562,868	60,397,365
Intervest Offices & Warehouses NV	17,008	521,639
Ion Beam Applications	127,093	2,171,403
KBC Ancora	257,157	12,391,547
KBC Group NV	1,291,124	112,288,209
Kinepolis Group NV(a)(b)	94,621	5,730,344
Melexis NV	119,202	12,498,668
Mithra Pharmaceuticals SA(a)(b)	50,704	1,150,211
Montea NV	44,635	6,174,150
Ontex Group NV(a)	381,947	2,797,011
Orange Belgium SA	137,582	2,995,500
Proximus SADP	717,676	14,655,359
Recticel SA	93,776	1,786,366
Retail Estates NV	14,703	1,184,179
Shurgard Self Storage SA	28,561	1,646,347
Sofina SA	80,393	32,008,303
Solvay SA	368,311	44,377,491
Telenet Group Holding NV	222,910	8,557,188
Tessenderlo Group SA(a)	180,755	7,040,975
UCB SA	651,591	64,836,709
Umicore SA	1,017,957	38,535,424
VGP NV	40,885	11,585,385
Warehouses De Pauw CVA	716,695	30,833,180
X-Fab Silicon Foundries SE(a)(b)(c)	136,034	1,327,036
Xior Student Housing NV	110,790	6,055,323

		976,651,929

Denmark — 2.4%
ALK-Abello A/S(a)(b)	40,590	17,139,930
Alm Brand A/S	5,013,994	9,505,993
Ambu A/S, Class B(b)	875,890	18,559,198
AP Moller - Maersk A/S, Class A	16,152	54,113,301
AP Moller - Maersk A/S, Class B, NVS	29,818	107,110,526
Bavarian Nordic A/S(a)(b)	364,758	10,736,042
Better Collective A/S(a)(b)	158,674	3,338,882
Carlsberg A/S, Class B	520,649	84,309,006
cBrain A/S	32,264	1,010,297
Chemometec A/S	81,439	8,443,565
Chr Hansen Holding A/S	532,358	42,692,677
Coloplast A/S, Class B	613,647	89,237,933
D/S Norden A/S	189,376	4,310,516
Danske Bank A/S	3,578,614	69,465,314
Demant A/S(a)	548,342	24,260,479
Dfds A/S(a)(b)	205,031	10,008,861
Drilling Co. of 1972 A/S (The)(a)(b)	114,227	4,455,568
DSV A/S	1,052,533	213,854,338
FLSmidth & Co. A/S	271,262	9,144,277
Genmab A/S(a)	341,835	116,404,899
GN Store Nord A/S	652,234	39,469,264

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark (continued)
H Lundbeck A/S	362,939	$9,234,604
ISS A/S(a)	815,137	15,357,385
Jyske Bank A/S, Registered(a)	298,448	17,579,257
Matas A/S	299,946	5,015,139
Netcompany Group A/S(c)	205,497	15,096,682
Nilfisk Holding A/S(a)	148,503	5,224,400
NKT A/S(a)	231,316	9,738,306
NNIT A/S(c)	79,353	1,162,199
Novo Nordisk A/S, Class B	8,714,134	866,779,633
Novozymes A/S, Class B	1,067,238	73,263,128
NTG Nordic Transport Group A/S, Class A(a)	19,194	1,277,836
Orsted A/S(c)	979,939	104,407,594
Pandora A/S	526,136	57,211,887
Per Aarsleff Holding A/S	131,456	5,923,184
Ringkjoebing Landbobank A/S	179,098	23,576,380
Rockwool International A/S, Class B	42,012	16,091,018
Royal Unibrew A/S	265,506	30,523,992
Scandinavian Tobacco Group A/S, Class A(c)	416,866	8,986,448
Schouw & Co. A/S	78,047	6,600,591
SimCorp A/S	226,738	21,141,083
Solar A/S, Class B	2,499	267,954
Spar Nord Bank A/S	556,375	8,000,903
Sydbank A/S	375,645	13,259,334
Topdanmark A/S	232,623	13,304,473
Tryg A/S	1,840,858	43,620,619
Vestas Wind Systems A/S	5,238,351	141,751,831
Zealand Pharma A/S(a)(b)	201,463	3,924,796

		2,455,891,522

Finland — 1.3%
Admicom OYJ	15,163	1,291,244
Aktia Bank OYJ	69,373	899,990
BasWare OYJ(a)	18,965	553,962
Cargotec OYJ, Class B	234,984	11,732,054
Caverion OYJ	537,964	3,721,254
Citycon OYJ	440,976	3,529,508
Elisa OYJ	742,224	43,599,580
Finnair OYJ(a)(b)	3,908,326	2,892,069
Fortum OYJ	2,355,694	64,121,357
Harvia OYJ	77,836	4,113,994
Huhtamaki OYJ	511,846	20,178,864
Kamux Corp.(b)	165,279	2,115,667
Kemira OYJ	629,175	9,248,306
Kesko OYJ, Class B	1,429,228	45,139,565
Kojamo OYJ	634,461	14,545,588
Kone OYJ, Class B	1,741,722	112,801,156
Konecranes OYJ	371,082	14,926,620
Marimekko OYJ	3,613	297,575
Metsa Board OYJ, Class B	1,118,045	12,053,166
Metso Outotec OYJ	3,286,007	35,241,135
Musti Group OYJ	63,579	1,900,155
Neles OYJ	542,951	7,631,012
Neste OYJ	2,194,265	98,960,295
Nokia OYJ(a)	27,864,464	166,173,181
Nokian Renkaat OYJ	661,223	22,355,922
Nordea Bank Abp	16,700,267	198,360,459
Oriola OYJ, Class B	754,922	1,856,177
Orion OYJ, Class B	552,598	22,470,132
Outokumpu OYJ(a)	2,006,373	12,999,103
Puuilo OYJ(a)	25,887	234,074
QT Group OYJ(a)	91,975	10,676,953

Security	Shares	Value

Finland (continued)
Remedy Entertainment OYJ(b)	40,455	$1,602,343
Revenio Group OYJ	110,522	5,770,217
Rovio Entertainment OYJ(c)	29,002	228,565
Sampo OYJ, Class A	2,599,194	129,005,329
Sanoma OYJ	442,251	6,679,761
Spinnova OYJ(a)	7,282	89,416
Stora Enso OYJ, Class R	2,975,617	60,574,772
Talenom OYJ	146,189	1,660,866
TietoEVRY OYJ	454,438	13,522,496
Tokmanni Group Corp	140,734	2,944,756
UPM-Kymmene OYJ	2,732,540	99,591,493
Uponor OYJ	360,227	7,993,095
Valmet OYJ	688,119	26,282,240
Wartsila OYJ Abp	2,406,135	29,707,122
YIT OYJ	1,018,245	5,058,355

		1,337,330,943

France — 10.3%
AB Science SA(a)	152,156	1,541,797
ABC arbitrage	493,329	3,935,038
Accor SA(a)	876,976	32,230,042
Aeroports de Paris(a)	156,599	21,250,608
Air France-KLM(a)	1,620,979	7,335,352
Air Liquide SA	2,436,856	416,846,731
Airbus SE(a)	3,040,513	388,252,894
Albioma SA	217,243	8,487,516
ALD SA(c)	597,995	8,961,222
Alstom SA	1,651,286	53,534,235
Altarea SCA	17,967	3,202,260
Alten SA	165,797	27,042,514
Amundi SA(c)	309,157	24,032,725
Aperam SA	270,589	15,247,569
ArcelorMittal SA	3,496,948	103,873,442
Arkema SA	318,882	47,152,476
Atos SE	510,342	18,294,205
Aubay	1,673	99,483
AXA SA	9,944,447	314,950,534
Believe SA, NVS(a)	16,861	283,564
Beneteau SA(a)	57,498	958,690
BioMerieux	216,517	25,389,406
BNP Paribas SA	5,789,049	413,276,639
Boiron SA	46,365	2,108,036
Bollore SA	4,784,231	25,787,990
Bonduelle SCA	110,949	2,609,768
Bouygues SA	1,168,811	41,220,524
Bureau Veritas SA	1,475,378	42,214,010
Capgemini SE	830,244	186,652,435
Carmila SA	259,659	4,318,582
Carrefour SA	3,193,133	60,770,399
Casino Guichard Perrachon SA(a)	210,818	4,663,080
Cellectis SA(a)	245,012	1,549,201
CGG SA(a)	4,164,939	3,466,990
Chargeurs SA	70,012	1,763,444
Cie. de Saint-Gobain	2,613,126	176,823,613
Cie. Generale des Etablissements Michelin SCA	879,153	147,103,226
Cie. Plastic Omnium SA	367,339	8,544,044
CNP Assurances	895,291	22,037,737
Coface SA(a)	637,878	8,439,086
Covivio	258,782	21,610,389
Credit Agricole SA	6,392,902	96,177,661
Danone SA	3,364,054	209,752,353

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Dassault Aviation SA	136,154	$16,180,873
Dassault Systemes SE	3,441,032	166,402,704
Derichebourg SA(a)	686,108	8,628,355
Edenred	1,287,179	55,287,367
Eiffage SA	433,654	45,565,406
Electricite de France SA	2,404,160	23,123,708
Elior Group SA(a)(c)	586,252	3,536,343
Elis SA(a)	1,024,020	18,706,455
Engie SA	9,404,452	144,657,422
Eramet SA(a)	44,904	4,654,273
Esker SA	7,976	2,156,912
EssilorLuxottica SA	1,482,366	280,442,037
Eurazeo SE	232,007	18,434,889
Eurofins Scientific SE	691,422	69,420,741
Eutelsat Communications SA	872,359	10,817,075
Faurecia SE	613,844	27,210,512
Fnac Darty SA	111,038	6,590,353
Gaztransport Et Technigaz SA	132,530	12,158,542
Gecina SA	238,211	32,323,381
Getlink SE	2,315,401	36,525,133
Guerbet	36,979	1,383,418
Hermes International	164,020	246,262,741
ICADE	153,557	11,087,807
ID Logistics Group(a)	1,946	706,579
Imerys SA	205,228	9,431,334
Interparfums SA	30,386	2,308,806
Ipsen SA	199,372	19,399,047
IPSOS	235,026	10,739,072
JCDecaux SA(a)	330,888	9,057,767
Kaufman & Broad SA	59,405	2,357,935
Kering SA	388,446	290,077,798
Klepierre SA	1,048,689	27,893,294
Korian SA	408,823	8,962,637
La Francaise des Jeux SAEM(c)	487,518	20,185,007
Lagardere SA(a)	189,419	5,156,674
Legrand SA	1,381,340	140,583,158
LISI	112,774	3,541,153
L’Oreal SA	1,300,802	555,633,182
LVMH Moet Hennessy Louis Vuitton SE	1,437,311	1,180,574,500
Maisons du Monde SA(c)	225,264	5,143,322
McPhy Energy SA(a)	111,899	2,094,301
Mercialys SA	370,055	4,102,243
Mersen SA	130,342	5,436,064
Metropole Television SA	215,398	4,202,282
Neoen SA(a)(c)	209,929	7,465,161
Nexans SA	161,606	14,603,405
Nexity SA	248,732	10,414,841
Orange SA	10,012,567	117,622,159
Orpea SA	273,689	12,016,096
Pernod Ricard SA	1,085,406	232,167,625
Peugeot Invest	35,058	4,713,191
Pharmagest Interactive	19,435	1,755,998
Publicis Groupe SA	1,156,265	78,349,525
Quadient SA	219,541	4,486,413
Remy Cointreau SA	120,017	25,027,542
Renault SA(a)	989,993	39,344,712
Rexel SA(a)	1,300,868	28,995,839
Rubis SCA	479,518	15,523,337
Safran SA	1,758,720	212,926,851
Sanofi	5,855,683	612,281,981

Security	Shares	Value

France (continued)
Sartorius Stedim Biotech	145,780	$63,926,150
Schneider Electric SE	2,794,982	473,456,851
SCOR SE	816,966	27,868,821
SEB SA	143,033	21,708,117
SES SA, Class A	1,981,608	15,246,550
SES-Imagotag SA(a)	2,799	214,358
SMCP SA(a)(c)	93,718	770,878
Societe BIC SA	135,941	7,740,344
Societe Generale SA	4,189,600	155,519,341
Sodexo SA	456,285	42,436,167
SOITEC(a)	123,280	22,506,985
Solutions 30 SE(a)	472,346	3,726,992
Sopra Steria Group SACA	89,498	15,734,906
SPIE SA	659,673	15,300,813
Technicolor SA(a)	1,040,351	3,262,320
Teleperformance	308,613	116,220,322
Television Francaise 1	381,697	3,648,465
Thales SA	545,312	50,303,630
TotalEnergies SE	12,941,328	735,939,956
Trigano SA	60,194	11,404,524
Ubisoft Entertainment SA(a)	482,828	27,706,836
Unibail-Rodamco-Westfield(a)	645,811	49,208,998
Valeo	1,203,277	33,678,043
Vallourec SA(a)	655,861	5,834,187
Valneva SE(a)	380,257	6,572,909
Veolia Environnement SA	3,384,360	122,259,236
Verallia SA(c)	384,283	12,052,988
Vicat SA	97,368	4,034,957
Vinci SA	2,747,228	301,114,130
Virbac SA	28,048	11,283,523
Vivendi SE	3,994,074	52,343,807
Voltalia SA(a)	123,517	2,281,798
Wendel SE	135,771	14,746,948
Worldline SA/France(a)(c)	1,240,344	60,119,697

		10,460,803,335

Germany — 7.8%
1&1 AG	232,065	6,176,844
Aareal Bank AG(b)	320,466	10,323,009
ABOUT YOU Holding SE, NVS(a)	67,382	1,309,616
Adesso SE	14,634	3,021,583
adidas AG	983,733	269,953,243
ADLER Group SA(b)(c)	430,287	5,089,137
ADVA Optical Networking SE(a)(b)	405,919	6,805,617
AIXTRON SE	645,663	13,425,231
Allianz SE, Registered	2,117,740	543,735,076
alstria office REIT-AG	835,421	18,264,261
Amadeus Fire AG	17,367	3,237,244
Aroundtown SA	5,304,652	32,764,360
Atoss Software AG	3,710	743,853
AURELIUS Equity Opportunities SE & Co. KGaA	117,863	3,761,702
Aurubis AG	174,194	18,158,538
BASF SE	4,709,115	360,665,881
Basler AG	3,461	464,964
Bayer AG, Registered	5,059,350	307,375,018
Bayerische Motoren Werke AG	1,711,277	181,126,521
BayWa AG	82,590	3,470,188
Bechtle AG	423,031	25,399,794
Beiersdorf AG	517,745	51,496,736
Bertrandt AG	39,770	2,327,467
Bike24 Holding AG, NVS(a)(b)	4,951	79,095

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Bilfinger SE	182,365	$6,350,214
Borussia Dortmund GmbH & Co. KGaA(a)	543,370	2,634,452
Brenntag SE	804,624	68,937,174
CANCOM SE	225,213	13,669,763
Carl Zeiss Meditec AG, Bearer	212,487	34,172,214
Ceconomy AG(a)	652,997	2,905,948
Cewe Stiftung & Co. KGaA	48,132	5,914,786
Commerzbank AG(a)	5,210,496	44,994,207
CompuGroup Medical SE & Co. KgaA	140,101	9,286,238
Continental AG(a)	569,535	55,216,480
Covestro AG(c)	990,499	59,422,987
CropEnergies AG(b)	42,367	583,536
CTS Eventim AG & Co. KGaA(a)	323,589	23,003,066
Daimler AG, Registered	4,415,180	352,303,666
Daimler Truck Holding AG(a)	2,207,881	77,836,354
Datagroup SE(a)	1,889	183,696
Delivery Hero SE(a)(c)	845,647	65,275,456
Dermapharm Holding SE	90,975	7,357,001
Deutsche Bank AG, Registered(a)	10,629,286	147,997,100
Deutsche Beteiligungs AG	139,043	5,770,119
Deutsche Boerse AG	979,056	174,029,545
Deutsche EuroShop AG(b)	312,606	5,861,483
Deutsche Lufthansa AG, Registered(a)	3,030,670	23,565,934
Deutsche Pfandbriefbank AG(c)	824,280	10,171,557
Deutsche Post AG, Registered	5,120,279	308,141,395
Deutsche Telekom AG, Registered	17,139,333	323,573,042
Deutz AG(a)	836,143	5,728,936
DIC Asset AG	353,232	6,076,336
Duerr AG	303,923	13,450,215
E.ON SE	11,606,892	160,087,704
Eckert & Ziegler Strahlen- und Medizintechnik AG	72,254	6,298,581
Elmos Semiconductor SE	3,320	206,470
ElringKlinger AG(a)	65,638	780,929
Encavis AG	536,474	8,451,312
Energiekontor AG, NVS	5,925	419,111
Evonik Industries AG	1,059,204	34,555,137
Evotec SE(a)	697,437	28,221,575
Fielmann AG	28,336	1,807,181
flatexDEGIRO AG(a)(b)	179,693	3,477,202
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	191,004	13,046,853
Freenet AG	677,478	18,451,473
Fresenius Medical Care AG & Co. KGaA	1,048,675	71,302,950
Fresenius SE & Co. KGaA	2,147,288	88,640,808
GEA Group AG	797,585	37,682,013
Gerresheimer AG	168,807	15,148,834
GFT Technologies SE(b)	43,527	2,157,324
Global Fashion Group SA(a)(b)	387,916	1,772,476
Grand City Properties SA	559,049	12,338,072
GRENKE AG(b)	147,902	4,671,691
Hamborner REIT AG	558,513	6,143,850
Hamburger Hafen und Logistik AG	182,593	3,922,517
Hannover Rueck SE	306,941	61,922,932
HeidelbergCement AG	740,051	51,499,085
Heidelberger Druckmaschinen AG(a)(b)	769,394	2,414,027
HelloFresh SE(a)	866,265	57,676,541
Henkel AG & Co. KGaA	539,376	42,616,621
Hensoldt AG(b)	217,561	2,964,312
HOCHTIEF AG(b)	107,949	8,396,948
Home24 SE(a)(b)	135,771	1,526,701

Security	Shares	Value

Germany (continued)
Hornbach Baumarkt AG	10,207	$545,259
Hornbach Holding AG & Co. KGaA	58,048	8,892,887
Hugo Boss AG	326,168	20,662,260
Hypoport SE(a)	22,543	9,961,961
Indus Holding AG	123,500	4,738,827
Infineon Technologies AG	6,722,500	279,170,253
Instone Real Estate Group SE(c)	242,593	4,316,837
Jenoptik AG	314,073	11,494,572
JOST Werke AG(c)	20,854	1,043,737
K+S AG, Registered(a)	997,316	19,040,296
KION Group AG	369,878	34,196,433
Kloeckner & Co. SE(a)	462,588	5,224,577
Knorr-Bremse AG	372,572	37,774,940
Koenig & Bauer AG(a)	100,425	3,131,386
Krones AG	89,507	8,888,906
KWS Saat SE & Co. KGaA	61,229	4,757,850
LANXESS AG	425,663	25,916,577
LEG Immobilien SE	382,350	50,722,058
LPKF Laser & Electronics AG(b)	91,376	1,818,449
MBB SE	694	102,307
Media and Games Invest SE(a)(b)	163,649	679,314
Medios AG(a)	65,086	2,398,365
Merck KGaA	671,512	147,261,421
METRO AG	727,296	7,424,059
Mister Spex SE, NVS(a)	6,458	74,584
MLP SE	564,152	5,261,780
MorphoSys AG(a)(b)	174,576	5,590,516
MTU Aero Engines AG	274,289	58,365,728
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	719,988	227,937,329
Nagarro SE(a)	42,614	7,408,678
Nemetschek SE	321,683	29,733,846
New Work SE	21,925	4,835,881
Nordex SE(a)(b)	546,602	8,771,426
Norma Group SE	196,301	7,129,160
Northern Data AG(a)(b)	26,485	1,721,672
PATRIZIA AG	314,034	6,826,886
Pfeiffer Vacuum Technology AG	40,117	7,899,982
PNE AG	11,433	108,616
ProSiebenSat.1 Media SE	849,986	13,294,574
Puma SE	552,352	59,075,429
PVA TePla AG, NVS(a)	56,373	1,972,795
Rational AG	26,304	22,051,068
Rheinmetall AG	229,941	24,040,284
RWE AG	3,312,265	139,718,841
SAF-Holland SE(a)	234,852	2,961,478
Salzgitter AG(a)	134,347	4,596,334
SAP SE	5,392,261	676,519,554
Scout24 SE(c)	471,395	28,163,225
Secunet Security Networks AG	6,934	2,468,950
SGL Carbon SE(a)	415,873	2,902,927
Siemens AG, Registered	3,948,959	626,980,575
Siemens Healthineers AG(c)	1,472,211	94,607,600
Siltronic AG(b)	100,188	13,082,978
Sirius Real Estate Ltd.	4,528,438	7,915,244
Sixt SE(a)	80,602	13,103,229
SMA Solar Technology AG	79,610	2,835,545
Software AG(b)	284,135	10,940,761
Stabilus SA	142,788	9,615,559
Steico SE	28,708	3,191,164

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Stratec SE(b)	39,521	$5,349,605
Stroeer SE & Co. KGaA	175,474	13,138,809
Suedzucker AG	412,026	5,768,690
Symrise AG	669,304	79,981,408
Synlab AG, NVS(a)	29,464	677,583
TAG Immobilien AG	740,161	19,546,410
Takkt AG	198,313	3,357,429
TeamViewer AG(a)(c)	842,511	12,730,372
Telefonica Deutschland Holding AG	5,188,702	14,895,573
thyssenkrupp AG(a)	2,108,386	21,698,846
TUI AG(a)(b)	5,871,272	20,236,404
Uniper SE	496,840	22,481,907
United Internet AG, Registered	505,079	19,807,500
Varta AG(b)	101,949	11,108,371
VERBIO Vereinigte BioEnergie AG	113,815	7,254,668
Vitesco Technologies Group AG(a)	114,277	5,657,348
Volkswagen AG	172,333	49,903,857
Vonovia SE	3,829,072	218,087,773
Vossloh AG	68,101	3,283,119
Wacker Chemie AG	81,914	11,954,538
Wacker Neuson SE	219,818	5,522,203
Westwing Group AG(a)(b)	58,425	1,402,730
Zalando SE(a)(c)	1,147,992	91,113,715
Zeal Network SE(a)(b)	69,633	2,968,799

		7,941,984,494

Hong Kong — 2.7%
AIA Group Ltd.	62,620,800	653,749,266
Apollo Future Mobility Group Ltd.(a)(b)	10,884,000	643,901
ASM Pacific Technology Ltd.	1,597,500	15,982,916
Atlas Corp.	469,426	6,787,900
Bank of East Asia Ltd. (The)	7,016,200	11,974,607
BOC Hong Kong Holdings Ltd.	19,573,500	75,579,886
BOCOM International Holdings Co. Ltd.	469,000	76,993
Brightoil Petroleum Holdings Ltd.(a)(d)	6,240,000	8
Budweiser Brewing Co. APAC Ltd.(c)	9,179,500	24,247,964
Cafe de Coral Holdings Ltd.	1,642,000	2,787,988
Champion REIT	11,635,000	5,849,546
Chinese Estates Holdings Ltd.	567,500	193,453
Chow Sang Sang Holdings International Ltd.	1,001,000	1,326,196
Chow Tai Fook Jewellery Group Ltd.	10,522,000	18,486,876
CITIC Telecom International Holdings Ltd.	12,572,000	4,577,480
CK Asset Holdings Ltd.	10,427,016	69,604,574
CK Hutchison Holdings Ltd.	13,772,516	97,885,738
CK Infrastructure Holdings Ltd.	3,523,000	21,710,021
CK Life Sciences International Holdings Inc.(b)	14,534,000	1,344,906
CLP Holdings Ltd.	8,575,500	85,819,343
CMBC Capital Holdings Ltd, NVS(a)	341,750	126,944
C-Mer Eye Care Holdings Ltd.	2,556,000	1,756,918
Comba Telecom Systems Holdings Ltd.(a)(b)	9,764,000	2,261,668
Cowell e Holdings Inc.(a)	1,317,000	1,500,427
Dah Sing Banking Group Ltd.	3,121,200	2,959,192
Dah Sing Financial Holdings Ltd.(b)	812,800	2,635,369
EC Healthcare	1,316,000	1,513,345
ESR Cayman Ltd.(a)(c)	10,467,400	35,491,805
Far East Consortium International Ltd.	6,860,000	2,481,092
First Pacific Co. Ltd.	14,366,250	5,527,571
Fortune REIT	7,293,000	7,521,218
Fosun Tourism Group(a)(b)(c)	1,274,200	1,711,833
Futu Holdings Ltd., ADR(a)(b)	271,294	11,733,465
Galaxy Entertainment Group Ltd.(a)	11,434,000	66,217,295

Security	Shares	Value

Hong Kong (continued)
Guotai Junan International Holdings Ltd.	24,634,000	$3,337,445
Haitong International Securities Group Ltd.(b)	18,514,000	4,238,294
Hang Lung Group Ltd.	5,316,000	11,830,910
Hang Lung Properties Ltd.	10,106,000	21,593,546
Hang Seng Bank Ltd.	4,083,900	80,852,253
Health and Happiness H&H International Holdings Ltd.	1,074,500	1,802,536
Henderson Land Development Co. Ltd.	7,525,570	32,910,775
HK Electric Investments & HK Electric Investments Ltd., Class SS	14,556,500	14,487,330
HKBN Ltd.	4,668,500	5,863,035
HKT Trust & HKT Ltd., Class SS	20,124,200	27,461,384
Hong Kong & China Gas Co. Ltd.	59,011,864	90,952,525
Hong Kong Exchanges & Clearing Ltd.	6,036,600	344,543,128
Hong Kong Technology Venture Co. Ltd.(b)	2,868,000	2,657,713
Hongkong Land Holdings Ltd.	6,164,500	33,386,396
Hsin Chong Group Holdings Ltd.(a)(d)	7,490,000	10
Hutchison Telecommunications Hong Kong Holdings Ltd.	12,788,000	2,088,593
Hysan Development Co. Ltd.	2,920,000	8,950,565
IGG Inc.	4,563,000	2,855,089
Jardine Matheson Holdings Ltd.	1,133,700	66,959,660
Johnson Electric Holdings Ltd.	2,067,250	3,516,172
K Wah International Holdings Ltd.	299,000	117,063
Kerry Logistics Network Ltd.	2,476,387	6,191,437
Kerry Properties Ltd.	3,046,000	8,604,537
Lifestyle International Holdings Ltd.(a)	3,250,000	1,772,762
Link REIT	10,991,600	94,368,475
LK Technology Holdings Ltd.(b)	2,530,000	3,871,733
Luk Fook Holdings International Ltd.	1,498,000	3,948,367
Man Wah Holdings Ltd.	9,217,200	14,249,650
MECOM Power and Construction Ltd.(b)	2,484,000	1,121,181
Melco International Development Ltd.(a)	4,910,000	5,733,010
Melco Resorts & Entertainment Ltd., ADR(a)	1,137,864	12,015,844
MGM China Holdings Ltd.(a)(b)	4,172,400	2,779,892
MTR Corp. Ltd.	8,073,000	43,697,740
New World Development Co. Ltd.	7,739,000	31,592,992
Nissin Foods Co. Ltd.	55,000	40,376
NWS Holdings Ltd.	8,129,166	8,102,416
Pacific Basin Shipping Ltd.(b)	27,386,000	11,689,869
Pacific Textiles Holdings Ltd.	5,191,000	2,637,644
PAX Global Technology Ltd.	2,257,000	1,634,786
PCCW Ltd.	23,494,000	12,372,340
Perfect Medical Health Management Ltd.(b)	1,589,000	996,089
Power Assets Holdings Ltd.	7,440,500	45,718,952
Prosperity REIT	8,679,000	3,373,953
Realord Group Holdings Ltd.(a)(b)	2,442,000	2,862,606
Sa Sa International Holdings Ltd.(a)(b)	9,226,000	1,770,684
Sands China Ltd.(a)	12,564,400	35,035,224
Shangri-La Asia Ltd.(a)	8,810,000	6,891,108
Shun Tak Holdings Ltd.(a)	10,430,000	2,764,915
Sino Land Co. Ltd.	16,314,000	21,137,948
SITC International Holdings Co. Ltd.(b)	7,310,000	27,862,638
SJM Holdings Ltd.(a)	11,012,000	7,087,056
SmarTone Telecommunications Holdings Ltd.	2,180,000	1,216,013
Sun Hung Kai Properties Ltd.	6,700,500	81,749,492
SUNeVision Holdings Ltd.	1,797,000	1,579,312
Sunlight REIT	2,582,000	1,404,080
Swire Pacific Ltd., Class A	2,734,500	16,565,816
Swire Properties Ltd.	6,020,400	16,048,711

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Techtronic Industries Co. Ltd.	7,193,000	$118,685,152
Texhong Textile Group Ltd.	1,247,500	1,609,564
United Laboratories International Holdings Ltd. (The)	4,554,000	2,590,010
Value Partners Group Ltd.	8,284,000	4,085,527
Vesync Co. Ltd.	785,000	684,509
Vitasoy International Holdings Ltd.	3,788,000	7,396,536
Vobile Group Ltd.(a)(b)	6,790,000	4,652,514
VSTECS Holdings Ltd.	1,998,000	1,979,253
VTech Holdings Ltd.	905,000	7,144,080
WH Group Ltd.(c)	43,832,000	29,324,033
Wharf Real Estate Investment Co. Ltd.	8,781,000	41,762,718
Wynn Macau Ltd.(a)(b)	8,305,600	7,505,431
Xinyi Glass Holdings Ltd.	9,750,000	25,846,904
Yue Yuen Industrial Holdings Ltd.(a)	3,967,000	6,698,420
Zensun Enterprises Ltd.(b)	2,745,999	1,553,133

		2,804,479,558

Ireland — 0.7%
AIB Group PLC(a)	4,001,853	10,570,060
Bank of Ireland Group PLC(a)	4,806,511	32,395,273
C&C Group PLC(a)(b)	2,248,155	6,694,123
Cairn Homes PLC(a)	3,706,751	5,188,781
CRH PLC	4,057,153	203,630,078
Dalata Hotel Group PLC(a)	1,197,097	5,702,287
Flutter Entertainment PLC, Class DI(a)	859,756	130,806,502
Glanbia PLC	983,556	13,509,259
Glenveagh Properties PLC(a)(c)	1,850,500	2,540,130
Grafton Group PLC	1,276,166	20,059,570
Greencore Group PLC(a)	2,892,836	4,804,858
Hibernia REIT PLC	3,687,063	5,266,388
Irish Residential Properties REIT PLC	1,541,200	2,898,467
Kerry Group PLC, Class A	820,358	103,363,108
Kingspan Group PLC	785,985	75,656,589
Origin Enterprises PLC	685,558	2,618,647
Smurfit Kappa Group PLC	1,251,865	65,980,327
Uniphar PLC(a)	708,275	3,119,190

		694,803,637

Israel — 1.1%
AFI Properties Ltd.(b)	70,479	4,510,528
Airport City Ltd.(a)	493,484	12,029,554
Alony Hetz Properties & Investments Ltd.	948,633	17,721,263
Altshuler Shaham Provident Funds & Pension Ltd.	357,197	1,860,241
Amot Investments Ltd.	895,211	7,595,584
Arad Investment & Industrial Development Ltd.	16,259	2,347,920
Ashtrom Group Ltd.(b)	105,629	2,959,154
AudioCodes Ltd.(b)	127,537	3,773,315
Azorim-Investment Development & Construction Co. Ltd.(a)	40,495	249,585
Azrieli Group Ltd.	228,386	20,649,572
Bank Hapoalim BM	5,713,847	59,296,795
Bank Leumi Le-Israel BM	7,674,735	82,311,467
Bezeq The Israeli Telecommunication Corp. Ltd.(a) .	11,313,934	19,476,183
Big Shopping Centers Ltd.	27,560	4,428,649
Blue Square Real Estate Ltd.	1,354	122,636
Caesarstone Ltd.	206,122	2,541,484
Camtek Ltd./Israel(a)(b)	141,663	5,086,366
Cellcom Israel Ltd.(a)(b)	525,938	3,100,678
Cellebrite DI Ltd., NVS(a)	11,985	71,910
Check Point Software Technologies Ltd.(a)	555,170	67,181,122

Security	Shares	Value

Israel (continued)
Clal Insurance Enterprises Holdings Ltd.(a)	343,717	$8,073,140
Cognyte Software Ltd.(a)(b)	333,473	3,618,182
Compugen Ltd.(a)(b)	456,810	1,621,675
CyberArk Software Ltd.(a)(b)	211,902	29,062,359
Danel Adir Yeoshua Ltd.	28,127	6,709,428
Delek Automotive Systems Ltd.(b)	273,399	4,191,862
Delek Group Ltd.(a)(b)	43,961	4,964,606
Delta-Galil Industries Ltd.	20,983	1,312,516
Doral Group Renewable Energy Resources Ltd.(a)(b)	342,733	1,398,485
Elbit Systems Ltd.	138,379	23,051,576
Elco Ltd.	11,675	976,137
Electra Consumer Products 1970 Ltd.	63,933	4,025,449
Electra Ltd./Israel(b)	9,391	6,846,666
Electra Real Estate Ltd.	30,671	671,643
Electreon Wireless Ltd.(a)	24,688	1,111,364
Energix-Renewable Energies Ltd.(b)	1,071,188	4,274,505
Enlight Renewable Energy Ltd.(a)	4,643,392	10,479,007
Equital Ltd.(a)	4,066	178,902
Fattal Holdings 1998 Ltd.(a)(b)	26,743	3,220,296
FIBI Holdings Ltd.	11,724	535,361
First International Bank Of Israel Ltd. (The)	458,272	19,079,634
Fiverr International Ltd.(a)(b)	153,804	13,121,019
Formula Systems 1985 Ltd.	38,776	4,363,539
Fox Wizel Ltd.	42,263	8,211,624
Gav-Yam Lands Corp. Ltd.	675,261	8,588,961
Gazit-Globe Ltd.	689,186	7,194,532
Gilat Satellite Networks Ltd.(a)	61,604	476,335
Harel Insurance Investments & Financial Services Ltd.	958,722	11,140,858
Hilan Ltd.	30,157	1,943,700
ICL Group Ltd.	3,738,670	33,810,725
Inmode Ltd.(a)(b)	270,434	13,043,032
Isracard Ltd.	479,415	2,657,013
Israel Canada T.R Ltd.	611,423	3,803,293
Israel Corp. Ltd. (The)(a)	27,725	11,315,148
Israel Discount Bank Ltd., Class A	6,663,510	44,684,470
Isras Investment Co. Ltd.	7,971	2,070,582
Ituran Location and Control Ltd.	168,942	4,064,745
Kornit Digital Ltd.(a)(b)	242,569	25,484,299
M Yochananof & Sons Ltd.	1,811	137,026
Magic Software Enterprises Ltd.	133,192	2,541,055
Malam - Team Ltd.	3,259	109,796
Matrix IT Ltd.	175,160	4,896,548
Maytronics Ltd.	155,467	3,331,685
Mega Or Holdings Ltd.(b)	95,482	4,346,126
Melisron Ltd.(a)	143,093	12,606,216
Menora Mivtachim Holdings Ltd.	21,650	532,160
Migdal Insurance & Financial Holdings Ltd.(b)	3,382,840	5,991,161
Mivne Real Estate KD Ltd.(b)	3,244,624	13,873,592
Mizrahi Tefahot Bank Ltd.	799,646	30,912,279
Nano Dimension Ltd., ADR(a)(b)	1,278,684	4,692,770
Nano-X Imaging Ltd.(a)(b)	181,610	2,061,273
Nayax Ltd.(a)	55,144	142,267
NEOGAMES SA(a)	43,757	1,035,728
Nice Ltd.(a)	334,026	85,503,183
Nova Ltd.(a)	131,210	15,355,845
Oil Refineries Ltd.(a)	13,152,477	4,347,344
One Software Technologies Ltd.	197,536	3,454,460
OPC Energy Ltd.(a)(b)	290,492	3,412,525

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
Partner Communications Co. Ltd.(a)(b)	768,795	$6,849,526
Paz Oil Co. Ltd.(a)	67,043	9,536,401
Perion Network Ltd.(a)(b)	135,002	2,671,264
Phoenix Holdings Ltd. (The)	686,686	8,198,409
Plus500 Ltd.	525,546	10,435,273
Prashkovsky Investments and Construction Ltd.	2,923	132,736
Property & Building Corp. Ltd.(a)	6,660	885,984
Radware Ltd.(a)	315,666	10,615,848
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	73,895	5,930,394
REIT 1 Ltd.(b)	860,930	6,253,812
Retailors Ltd., NVS(a)	14,038	438,698
Riskified Ltd.(a)(b)	55,526	387,016
Sapiens International Corp. NV(b)	131,944	4,231,430
Shapir Engineering and Industry Ltd.	685,261	6,611,598
Shikun & Binui Ltd.(a)	1,592,257	10,290,261
Shufersal Ltd.	1,449,001	13,628,878
Sisram Medical Ltd.(b)(c)	250,000	252,524
Strauss Group Ltd.	334,483	11,096,437
Summit Real Estate Holdings Ltd.(a)(b)	89,567	2,219,854
Taboola.com Ltd.(a)(b)	34,331	207,703
Tadiran Group Ltd.	17,304	2,585,144
Taro Pharmaceutical Industries Ltd.(a)	48,943	2,291,511
Teva Pharmaceutical Industries Ltd., ADR(a)	5,671,893	47,814,058
Tower Semiconductor Ltd.(a)	576,756	19,890,432
Tremor International Ltd.(a)	534,915	3,768,316
UroGen Pharma Ltd.(a)(b)	39,269	303,157
Wix.com Ltd.(a)(b)	292,528	38,429,403
YH Dimri Construction & Development Ltd.(b)	2,324	242,668
ZIM Integrated Shipping Services Ltd.	202,966	13,541,892

		1,087,714,340

Italy — 2.2%
A2A SpA	7,943,883	15,090,071
ACEA SpA	324,142	6,551,062
Amplifon SpA	642,012	27,289,418
Anima Holding SpA(c)	1,954,342	9,884,795
Assicurazioni Generali SpA	5,634,067	118,567,508
Atlantia SpA(a)	2,563,495	47,566,356
Autogrill SpA(a)	1,145,061	8,598,707
Azimut Holding SpA	609,730	16,401,144
Banca Generali SpA	393,071	15,831,152
Banca IFIS SpA	160,755	3,226,254
Banca Mediolanum SpA	1,177,615	11,447,483
Banca Monte dei Paschi di Siena SpA(a)(b)	843,784	872,288
Banca Popolare di Sondrio SCPA	2,725,718	11,464,992
Banco BPM SpA	7,286,563	22,716,290
BFF Bank SpA(c)	823,002	6,292,628
Biesse SpA(a)	30,147	782,164
BPER Banca	5,963,810	12,555,160
Brembo SpA	941,417	12,516,217
Brunello Cucinelli SpA(a)	192,373	11,171,706
Buzzi Unicem SpA	530,691	11,081,391
Carel Industries SpA(c)	102,076	2,457,565
CIR SpA-Compagnie Industriali(a)(b)	3,667,455	1,742,846
Credito Emiliano SpA	548,923	3,786,368
Danieli & C Officine Meccaniche SpA	99,204	2,698,375
De’ Longhi SpA	376,186	12,963,945
DiaSorin SpA	132,070	20,360,086
Digital Bros. SpA	10,997	349,586
Digital Value SpA(a)	2,773	287,255

Security	Shares	Value

Italy (continued)
doValue SpA(a)(c)	111,132	$963,619
El.En. SpA	132,824	2,143,962
Enav SpA(a)(c)	1,432,185	6,580,275
Enel SpA	41,768,727	321,477,085
Eni SpA	13,120,666	197,088,024
ERG SpA	357,650	10,429,067
Esprinet SpA	157,994	2,166,032
Falck Renewables SpA	661,193	6,492,685
Ferrari NV	650,487	149,919,429
Fincantieri SpA(a)(b)	1,234,913	790,624
FinecoBank Banca Fineco SpA	2,986,539	50,210,484
Gruppo MutuiOnline SpA	70,771	3,368,553
GVS SpA(c)	358,368	4,012,753
Hera SpA	4,241,774	17,634,646
Illimity Bank SpA(a)	103,022	1,507,431
Infrastrutture Wireless Italiane SpA(c)	1,760,680	18,984,364
Interpump Group SpA	391,796	24,194,809
Intesa Sanpaolo SpA	84,603,501	251,427,939
Iren SpA	3,717,751	11,184,499
Italgas SpA	2,640,615	17,518,965
Juventus Football Club SpA(a)(b)	6,083,348	2,600,418
La Doria SpA	17,220	318,432
Leonardo SpA(a)	1,916,205	13,840,328
Maire Tecnimont SpA(b)	1,171,825	5,596,465
MARR SpA	244,195	5,200,002
Mediobanca Banca di Credito Finanziario SpA(b)	3,246,141	37,189,785
Moncler SpA	1,068,691	68,588,110
Nexi SpA(a)(b)(c)	2,336,344	34,174,780
OVS SpA(a)(c)	718,428	1,996,112
Pharmanutra SpA	2,650	196,491
Piaggio & C SpA	1,522,873	4,874,923
Pirelli & C SpA(c)	1,794,273	12,685,945
Poste Italiane SpA(c)	2,731,603	36,665,216
Prysmian SpA	1,306,751	44,065,632
RAI Way SpA(c)	211,601	1,202,342
Recordati Industria Chimica e Farmaceutica SpA	561,246	31,441,280
Reply SpA	139,310	23,411,136
Saipem SpA(a)(b)	3,134,333	4,794,308
Salcef SpA	29,666	803,659
Salvatore Ferragamo SpA(a)(b)	346,420	7,423,355
Sanlorenzo SpA/Ameglia	9,168	397,510
Saras SpA(a)	3,491,812	2,190,033
Seco SpA, NVS(a)(b)	48,865	385,654
Sesa SpA	23,229	4,201,351
Snam SpA	10,533,964	59,028,956
Societa Cattolica Di Assicurazione SPA(a)(b)	423,387	2,701,717
SOL SpA	4,885	104,492
Tamburi Investment Partners SpA	257,847	2,625,263
Technogym SpA(c)	668,134	5,702,170
Telecom Italia SpA	50,203,213	23,659,748
Tenaris SA	2,503,442	30,559,295
Terna - Rete Elettrica Nazionale	7,243,249	56,913,189
Tinexta SpA	65,289	2,319,293
Tod’s SpA(a)	61,861	3,334,108
UniCredit SpA	10,961,160	174,210,264
Unipol Gruppo SpA	2,343,264	13,182,585
Webuild SpA(b)	2,076,320	4,349,284
Wiit SpA, NVS	13,388	472,926

		2,236,054,614

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan — 23.1%
77 Bank Ltd. (The)	439,400	$5,815,227
ABC-Mart Inc.	163,800	7,478,972
Activia Properties Inc.	2,980	10,086,848
Adastria Co. Ltd.	142,600	2,136,569
ADEKA Corp.	575,000	12,475,745
Advance Residence Investment Corp.	6,451	18,975,178
Advantest Corp.	1,036,700	88,236,173
Aeon Co. Ltd.	3,390,200	77,252,987
Aeon Delight Co. Ltd.	110,300	2,985,297
AEON Financial Service Co. Ltd.	658,000	6,905,957
Aeon Hokkaido Corp.	7,900	73,622
Aeon Mall Co. Ltd.	533,600	7,713,963
AEON REIT Investment Corp.	9,090	11,561,581
AGC Inc.	955,200	43,839,273
Ai Holdings Corp.	189,100	2,930,670
Aica Kogyo Co. Ltd.	244,300	6,730,675
Aichi Steel Corp.	40,700	915,702
Aida Engineering Ltd.	440,000	4,025,455
Aiful Corp.	2,101,500	6,311,971
Ain Holdings Inc.	121,900	6,265,757
Air Water Inc.	927,200	14,132,798
Airtrip Corp.	48,000	1,194,660
Aisin Corp.	750,000	27,234,727
Ajinomoto Co. Inc.	2,397,200	66,885,445
Alfresa Holdings Corp.	939,700	13,399,054
Alpen Co. Ltd.	36,900	641,786
Alps Alpine Co. Ltd.	1,044,576	11,392,635
Amada Co. Ltd.	1,764,100	17,079,134
Amano Corp.	422,500	8,475,100
ANA Holdings Inc.(a)	785,200	16,581,650
AnGes Inc.(a)(b)	816,600	2,188,336
Anicom Holdings Inc.	391,500	2,485,955
Anritsu Corp.(b)	720,900	9,954,838
AOKI Holdings Inc.	159,600	814,772
Aozora Bank Ltd.	618,700	13,910,177
Arata Corp.	8,400	293,430
Arcland Sakamoto Co. Ltd.	88,200	1,204,619
Arcs Co. Ltd.	202,300	3,802,690
Argo Graphics Inc.	3,500	95,567
Ariake Japan Co. Ltd.	84,800	4,496,952
ARTERIA Networks Corp.	22,100	261,853
As One Corp.	137,600	6,817,685
Asahi Group Holdings Ltd.	2,336,500	95,377,572
Asahi Holdings Inc.	444,800	8,618,132
Asahi Intecc Co. Ltd.	1,096,800	18,712,485
Asahi Kasei Corp.	6,484,200	64,050,417
Asics Corp.	810,500	15,736,365
ASKUL Corp.	221,200	2,699,679
Astellas Pharma Inc.	9,663,300	155,971,106
Atom Corp.(b)	767,200	5,121,333
Autobacs Seven Co. Ltd.	534,200	6,477,924
Avex Inc.	200,100	2,242,982
Awa Bank Ltd. (The)	170,700	3,360,870
Axial Retailing Inc.	19,600	557,830
Azbil Corp.	671,500	26,374,974
Bandai Namco Holdings Inc.	1,056,200	74,238,336
Bank of Kyoto Ltd. (The)	272,700	12,714,003
BASE Inc.(a)(b)	447,600	1,803,402
BayCurrent Consulting Inc.	68,200	25,883,161
Belc Co. Ltd.	40,500	1,901,664

Security	Shares	Value

Japan (continued)
Bell System24 Holdings Inc.	54,100	$668,125
Belluna Co. Ltd.	113,200	716,306
Benefit One Inc.	447,000	13,594,756
Benesse Holdings Inc.	423,200	8,253,335
BeNext-Yumeshin Group Co.	256,600	3,500,399
Bengo4.com Inc.(a)(b)	38,300	1,610,557
Bic Camera Inc.	641,300	5,601,599
BML Inc.	129,100	3,923,806
Bridgestone Corp.	2,943,700	128,908,217
Broadleaf Co. Ltd.	747,600	2,281,904
Brother Industries Ltd.	1,233,800	22,721,738
Bunka Shutter Co. Ltd.	39,700	363,094
Bushiroad Inc.(a)	69,500	842,136
Calbee Inc.	469,900	10,816,039
Canon Electronics Inc.	95,000	1,343,519
Canon Inc.	5,159,200	122,018,828
Canon Marketing Japan Inc.	226,100	4,617,877
Capcom Co. Ltd.	947,600	22,875,767
Casio Computer Co. Ltd.	957,600	11,976,611
Cawachi Ltd.	91,700	1,844,256
CellSource Co. Ltd.(a)(b)	31,600	1,063,418
Central Glass Co. Ltd.	184,700	3,426,787
Central Japan Railway Co.	735,500	96,505,400
Change Inc.(a)(b)	172,200	2,177,727
Chiba Bank Ltd. (The)	3,220,700	20,820,762
Chiyoda Corp.(a)(b)	757,300	2,235,517
Chofu Seisakusho Co. Ltd.	31,300	536,557
Chubu Electric Power Co. Inc.	3,303,700	33,089,530
Chudenko Corp.	14,400	265,981
Chugai Pharmaceutical Co. Ltd.	3,455,400	112,230,574
Chugoku Bank Ltd. (The)	924,600	7,539,944
Chugoku Electric Power Co. Inc. (The)	1,460,300	11,477,414
Chugoku Marine Paints Ltd.	19,900	159,668
Citizen Watch Co. Ltd.	1,713,300	7,333,649
CKD Corp.	366,200	6,760,206
Coca-Cola Bottlers Japan Holdings Inc.	627,850	7,364,906
COLOPL Inc.(b)	431,200	2,374,374
Colowide Co. Ltd.(b)	417,400	6,031,018
Comforia Residential REIT Inc.	4,731	12,662,044
COMSYS Holdings Corp.	599,600	14,267,003
Comture Corp.	76,000	1,854,349
Concordia Financial Group Ltd.	5,729,000	23,542,487
Cosmo Energy Holdings Co. Ltd.	396,300	7,967,138
Cosmos Pharmaceutical Corp.	96,000	11,988,933
CRE Logistics REIT Inc.	2,389	4,151,070
Create Restaurants Holdings Inc.	620,400	3,976,588
Create SD Holdings Co. Ltd.	148,100	3,997,096
Credit Saison Co. Ltd.	763,900	8,526,881
Curves Holdings Co. Ltd.	104,400	637,180
CyberAgent Inc.	2,119,300	24,711,477
CYBERDYNE Inc.(a)(b)	581,400	1,807,087
Cybozu Inc.	104,300	1,293,836
Dai Nippon Printing Co. Ltd.	1,246,100	29,912,784
Daicel Corp.	1,331,900	9,824,613
Daido Steel Co. Ltd.	115,300	4,455,578
Daifuku Co. Ltd.	539,800	37,475,482
Daihen Corp.	106,900	3,820,318
Daiho Corp.	47,900	1,527,989
Dai-ichi Life Holdings Inc.	5,250,900	118,194,878
Daiichi Sankyo Co. Ltd.	9,074,300	203,899,376

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daiichikosho Co. Ltd.	185,900	$5,267,682
Daiki Aluminium Industry Co. Ltd.	76,500	1,049,614
Daikin Industries Ltd.	1,288,700	270,554,891
Daikokutenbussan Co. Ltd.	11,100	435,913
Daio Paper Corp.	476,500	7,752,584
Daiseki Co. Ltd.	241,820	9,687,437
Daishi Hokuetsu Financial Group Inc.	181,500	4,208,518
Daito Trust Construction Co. Ltd.	320,600	36,762,096
Daiwa House Industry Co. Ltd.	2,898,600	84,590,315
Daiwa House REIT Investment Corp.	11,310	33,692,108
Daiwa Office Investment Corp.	1,516	9,498,805
Daiwa Securities Group Inc.	7,893,000	47,560,826
Daiwa Securities Living Investments Corp.	11,823	11,569,306
Daiwabo Holdings Co. Ltd.	517,200	7,394,702
DCM Holdings Co. Ltd.	726,500	6,895,217
Demae-Can Co. Ltd.(a)(b)	267,400	1,740,625
DeNA Co. Ltd.	524,600	8,157,603
Denka Co. Ltd.	474,600	16,714,577
Denso Corp.	2,226,400	166,164,427
Dentsu Group Inc.	1,147,800	39,750,347
Descente Ltd.(a)	163,300	5,088,423
Dexerials Corp.	254,800	7,006,406
DIC Corp.	483,500	12,404,336
Digital Arts Inc.	54,000	3,181,555
Digital Garage Inc.	194,300	6,873,897
Dip Corp.	180,500	5,714,527
Direct Marketing MiX Inc.	19,400	239,025
Disco Corp.	146,600	40,308,208
DMG Mori Co. Ltd.	682,400	10,828,186
Doshisha Co. Ltd.	83,500	1,105,746
Doutor Nichires Holdings Co. Ltd.	188,900	2,631,252
Dowa Holdings Co. Ltd.	223,800	9,702,578
DTS Corp.	222,700	4,752,220
Duskin Co. Ltd.	229,100	5,505,649
DyDo Group Holdings Inc.	17,000	702,366
Earth Corp.	75,400	3,842,756
East Japan Railway Co.	1,541,500	88,024,094
Ebara Corp.	535,700	26,255,531
EDION Corp.	546,300	5,097,967
eGuarantee Inc.	118,700	1,953,046
Eiken Chemical Co. Ltd.	89,000	1,334,107
Eisai Co. Ltd.	1,229,900	61,599,564
Eizo Corp.	100,300	3,449,779
Elan Corp.	78,400	689,602
Elecom Co. Ltd.	183,700	2,223,377
Electric Power Development Co. Ltd.	722,500	9,480,898
en Japan Inc.	158,000	3,808,135
ENEOS Holdings Inc.	15,936,850	63,470,494
eRex Co. Ltd.	144,300	1,907,078
ES-Con Japan Ltd.	28,100	187,330
ESPEC Corp.	2,500	44,412
Euglena Co. Ltd.(a)(b)	634,500	4,026,875
Exedy Corp.	154,900	2,273,788
EXEO Group Inc.	552,200	11,222,889
Ezaki Glico Co. Ltd.	214,400	6,951,338
Fancl Corp.	461,900	11,763,880
FANUC Corp.	980,000	193,793,350
Fast Retailing Co. Ltd.	293,900	172,949,796
FCC Co. Ltd.	186,600	2,399,536
Ferrotec Holdings Corp.	211,200	5,270,427

Security	Shares	Value

Japan (continued)
Financial Products Group Co. Ltd.	149,300	$859,445
Food & Life Companies Ltd.	578,700	17,339,051
FP Corp.	220,600	7,085,677
Freee KK(a)	171,700	6,787,627
Frontier Real Estate Investment Corp.	2,195	9,262,438
Fuji Co. Ltd./Ehime	91,800	1,515,858
Fuji Corp./Aichi	451,300	10,417,371
Fuji Electric Co. Ltd.	629,400	33,639,076
Fuji Kyuko Co. Ltd.	110,000	3,948,001
Fuji Media Holdings Inc.	208,600	2,104,601
Fuji Oil Holdings Inc.	245,000	4,957,248
Fuji Seal International Inc.	216,600	4,073,171
Fuji Soft Inc.	133,300	5,584,590
FUJIFILM Holdings Corp.	1,873,100	125,565,121
Fujikura Ltd.(a)	1,414,500	7,648,444
Fujimi Inc.	110,900	6,714,461
Fujimori Kogyo Co. Ltd.	9,500	337,683
Fujitec Co. Ltd.	434,300	10,329,600
Fujitsu General Ltd.	419,800	8,518,995
Fujitsu Ltd.	1,002,800	132,568,474
Fujiya Co. Ltd.	73,900	1,463,037
Fukuoka Financial Group Inc.	852,380	16,740,014
Fukuoka REIT Corp.	5,120	7,199,338
Fukushima Galilei Co. Ltd.	3,400	124,855
Fukuyama Transporting Co. Ltd.	133,700	4,208,120
Fullcast Holdings Co. Ltd.	44,900	844,828
Funai Soken Holdings Inc.	139,100	2,882,794
Furukawa Co. Ltd.	180,500	2,020,508
Furukawa Electric Co. Ltd.	393,900	8,102,291
Fuso Chemical Co. Ltd.	63,200	2,472,633
Future Corp.	173,000	2,219,551
Fuyo General Lease Co. Ltd.	83,600	5,545,077
G-7 Holdings Inc.	51,500	622,044
Gakken Holdings Co. Ltd.	39,000	356,643
Genky DrugStores Co. Ltd.	14,400	451,877
Geo Holdings Corp.	15,600	154,094
giftee Inc.(a)(b)	65,300	693,734
Giken Ltd.	68,400	2,334,466
Global One Real Estate Investment Corp.	6,646	6,547,563
GLOBERIDE Inc.	51,300	1,234,768
Glory Ltd.	232,500	4,372,090
GLP J-REIT	21,907	35,261,771
GMO Financial Gate Inc.	6,200	814,264
GMO Financial Holdings Inc.	76,800	574,980
GMO GlobalSign Holdings KK(b)	24,000	701,813
GMO internet Inc.	461,000	9,863,375
GMO Payment Gateway Inc.	209,000	18,340,124
GNI Group Ltd.(a)(b)	216,900	1,979,840
Goldcrest Co. Ltd.	79,000	1,238,544
Goldwin Inc.	110,200	5,720,047
Gree Inc.(b)	748,000	5,682,651
GS Yuasa Corp.	437,500	9,359,807
GungHo Online Entertainment Inc.(a)	238,230	5,002,673
Gunma Bank Ltd. (The)	2,393,600	7,864,566
Gunze Ltd.	78,800	2,739,472
H.U. Group Holdings Inc.	246,100	6,250,423
H2O Retailing Corp.	602,400	4,167,539
Hachijuni Bank Ltd. (The)	2,381,400	8,793,512
Hakuhodo DY Holdings Inc.	1,239,500	18,986,331
Hamamatsu Photonics KK	733,900	37,547,270

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hankyu Hanshin Holdings Inc.	1,177,000	$34,275,935
Hankyu Hanshin REIT Inc.	4,542	5,882,721
Hanwa Co. Ltd.	173,400	4,761,970
Harmonic Drive Systems Inc.(b)	217,300	8,594,800
Haseko Corp.	1,363,800	17,316,931
Hazama Ando Corp.	1,195,500	9,148,066
HEALIOS K.K.(a)(b)	53,400	485,410
Heiwa Corp.	404,500	6,468,763
Heiwa Real Estate Co. Ltd.	175,400	5,991,699
Heiwa Real Estate REIT Inc.	5,743	7,064,683
Heiwado Co. Ltd.	181,400	3,056,276
Hennge KK(a)(b)	65,800	731,789
Hiday Hidaka Corp.	15,900	229,901
Hikari Tsushin Inc.	95,900	11,514,211
Hino Motors Ltd.	1,449,800	12,602,253
Hioki E.E. Corp.	31,600	1,835,855
Hirata Corp.	48,700	2,454,994
Hirogin Holdings Inc.	1,811,500	10,559,682
Hirose Electric Co. Ltd.	139,945	20,859,885
HIS Co. Ltd.(a)(b)	197,400	3,269,879
Hisamitsu Pharmaceutical Co. Inc.	251,600	7,665,711
Hitachi Construction Machinery Co. Ltd.	562,900	14,313,029
Hitachi Ltd.	4,993,100	259,521,385
Hitachi Metals Ltd.(a)	1,154,500	20,818,733
Hitachi Transport System Ltd.	153,800	7,051,422
Hitachi Zosen Corp.	1,042,600	6,941,429
Hogy Medical Co. Ltd.	127,600	3,431,727
Hokkaido Electric Power Co. Inc.	1,013,800	4,422,618
Hokkoku Financial Holdings Inc.	98,900	2,544,587
Hokuetsu Corp.	846,200	5,612,979
Hokuhoku Financial Group Inc.	785,300	6,188,254
Hokuriku Electric Power Co.	894,000	4,411,662
Hokuto Corp.	125,500	2,127,622
Honda Motor Co. Ltd.	8,359,400	246,207,498
Horiba Ltd.	159,800	8,601,420
Hoshino Resorts REIT Inc.	1,618	9,142,637
Hoshizaki Corp.	251,300	18,569,662
Hosiden Corp.	397,000	3,961,735
Hosokawa Micron Corp.	1,800	45,745
House Foods Group Inc.	406,700	10,451,122
Hoya Corp.	1,921,100	249,105,858
Hulic Co. Ltd.	1,973,100	19,071,305
Hulic Reit Inc.	7,584	10,887,007
Hyakugo Bank Ltd. (The)	1,321,800	4,080,147
Ibiden Co. Ltd.	567,000	31,684,167
Ichibanya Co. Ltd.	85,700	3,436,200
Ichigo Inc.	1,757,800	4,322,300
Ichigo Office REIT Investment Corp.	8,702	6,213,482
Idec Corp./Japan	151,300	3,223,089
Idemitsu Kosan Co. Ltd.	1,083,228	27,754,076
IDOM Inc.	252,500	1,456,045
IHI Corp.	687,700	13,886,857
Iida Group Holdings Co. Ltd.	743,700	15,472,395
Iino Kaiun Kaisha Ltd.	731,500	3,433,263
Inaba Denki Sangyo Co. Ltd.	226,200	5,241,995
Inabata & Co. Ltd.	137,000	2,064,355
Inageya Co. Ltd.	105,000	1,280,939
Industrial & Infrastructure Fund Investment Corp.	9,433	15,779,045
Infocom Corp.	103,000	1,641,353
Infomart Corp.	1,185,000	6,887,195

Security	Shares	Value

Japan (continued)
Information Services International-Dentsu Ltd.	86,900	$2,709,190
INFRONEER Holdings Inc.	1,304,856	12,024,038
Inpex Corp.	5,380,600	54,395,132
Insource Co. Ltd.	82,200	1,314,295
Internet Initiative Japan Inc.	270,900	8,971,694
Invincible Investment Corp.	36,007	11,342,584
IR Japan Holdings Ltd.	45,300	2,017,365
Iriso Electronics Co. Ltd.	103,900	4,218,742
Isetan Mitsukoshi Holdings Ltd.	1,768,300	13,900,372
Isuzu Motors Ltd.	2,973,800	36,429,047
Ito En Ltd.	254,900	13,729,955
Itochu Advance Logistics Investment Corp.	1,778	2,425,291
ITOCHU Corp.	6,134,300	197,073,364
Itochu Enex Co. Ltd.	221,400	1,934,111
Itochu Techno-Solutions Corp.	552,400	15,069,536
Itoham Yonekyu Holdings Inc.	890,700	5,225,821
Iwatani Corp.	226,000	10,654,471
Iyo Bank Ltd. (The)	1,479,200	7,678,019
Izumi Co. Ltd.	154,100	4,262,661
J Front Retailing Co. Ltd.	1,262,500	11,326,248
JAC Recruitment Co. Ltd.	20,300	352,942
Jaccs Co. Ltd.	129,300	3,498,664
JAFCO Group Co. Ltd.	455,500	7,273,320
Japan Airlines Co. Ltd.(a)	717,500	13,580,538
Japan Airport Terminal Co. Ltd.(a)	291,000	12,608,555
Japan Aviation Electronics Industry Ltd.	228,800	3,656,699
Japan Display Inc.(a)	605,400	194,645
Japan Elevator Service Holdings Co. Ltd.	272,700	3,928,560
Japan Excellent Inc.	7,636	8,781,820
Japan Exchange Group Inc.	2,637,900	54,263,828
Japan Hotel REIT Investment Corp.	25,193	12,281,866
Japan Lifeline Co. Ltd.	428,100	3,747,723
Japan Logistics Fund Inc.	5,381	14,915,222
Japan Material Co. Ltd.	247,100	3,611,591
Japan Medical Dynamic Marketing Inc.	5,000	65,343
Japan Metropolitan Fund Invest	38,074	32,085,440
Japan Petroleum Exploration Co. Ltd.	183,600	4,388,039
Japan Post Bank Co. Ltd.	2,092,800	20,588,456
Japan Post Holdings Co. Ltd.	12,418,300	105,996,770
Japan Post Insurance Co. Ltd.	1,093,000	19,164,293
Japan Prime Realty Investment Corp.	4,708	15,379,825
Japan Real Estate Investment Corp.	6,466	35,556,180
Japan Securities Finance Co. Ltd.	836,400	6,797,760
Japan Steel Works Ltd. (The)	396,100	13,168,135
Japan Tobacco Inc.	6,143,400	122,652,223
Japan Wool Textile Co. Ltd. (The)	49,100	375,790
JCR Pharmaceuticals Co. Ltd.	307,700	5,419,593
JCU Corp.	74,700	3,242,834
Jeol Ltd.	189,800	10,348,344
JFE Holdings Inc.	2,525,900	32,449,847
JGC Holdings Corp.	1,134,600	11,148,880
JIG-SAW Inc.(a)(b)	17,600	777,723
JINS Holdings Inc.	68,800	4,253,229
JM Holdings Co. Ltd.	17,200	243,434
JMDC Inc.(a)	134,500	6,242,201
J-Oil Mills Inc.	71,200	1,052,795
Joshin Denki Co. Ltd.	24,300	442,849
Joyful Honda Co. Ltd.	256,200	3,411,086
JSP Corp.	58,100	815,509
JSR Corp.	1,013,500	33,595,687

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
JTEKT Corp.	1,120,700	$9,748,637
JTOWER Inc.(a)(b)	49,100	2,249,833
Juroku Financial Group Inc.	128,600	2,557,026
Justsystems Corp.	156,400	6,769,335
Kadokawa Corp.	565,400	11,740,045
Kaga Electronics Co. Ltd.	15,500	401,585
Kagome Co. Ltd.	514,100	13,377,587
Kajima Corp.	2,250,000	27,174,605
Kakaku.com Inc.	722,500	14,964,101
Kaken Pharmaceutical Co. Ltd.	168,500	6,025,283
Kameda Seika Co. Ltd.	22,700	824,597
Kamigumi Co. Ltd.	613,600	11,856,891
Kanamoto Co. Ltd.	150,100	2,918,621
Kandenko Co. Ltd.	602,100	4,479,977
Kaneka Corp.	228,800	7,453,142
Kanematsu Corp.	536,000	5,830,814
Kanematsu Electronics Ltd.	7,500	247,422
Kansai Electric Power Co. Inc. (The)	3,619,400	34,163,966
Kansai Paint Co. Ltd.	875,400	18,171,370
Kanto Denka Kogyo Co. Ltd.	461,100	4,415,368
Kao Corp.	2,450,000	122,430,308
Kappa Create Co. Ltd.(a)	138,300	1,623,255
Katakura Industries Co. Ltd.	50,100	995,216
Katitas Co. Ltd.	225,800	6,887,134
Kato Sangyo Co. Ltd.	107,100	3,066,247
Kawasaki Heavy Industries Ltd.	713,000	13,816,903
Kawasaki Kisen Kaisha Ltd.(a)	248,700	15,501,186
KDDI Corp.	8,306,000	265,365,933
KeePer Technical Laboratory Co. Ltd.	57,200	943,738
Keihan Holdings Co. Ltd.	499,800	11,589,859
Keihanshin Building Co. Ltd.	88,000	1,018,593
Keikyu Corp.	1,133,400	11,600,128
Keio Corp.	552,400	24,847,286
Keisei Electric Railway Co. Ltd.	706,700	19,943,874
Keiyo Bank Ltd. (The)	583,400	2,432,629
Keiyo Co. Ltd.	19,200	144,013
Kenedix Office Investment Corp.	1,884	11,439,286
Kenedix Residential Next Investment Corp.	6,074	10,588,733
Kenedix Retail REIT Corp.	4,552	10,654,875
Kewpie Corp.	573,600	11,833,148
Keyence Corp.	1,000,800	513,332,744
KFC Holdings Japan Ltd.	64,900	1,625,484
KH Neochem Co. Ltd.	165,600	4,247,907
Kikkoman Corp.	753,600	56,963,054
Kinden Corp.	758,200	10,837,799
Kintetsu Group Holdings Co. Ltd.(a)	848,700	24,659,423
Kintetsu World Express Inc.	182,300	4,535,355
Kirin Holdings Co. Ltd.	4,187,000	67,109,840
Kisoji Co. Ltd.	129,000	2,462,870
Kissei Pharmaceutical Co. Ltd.	149,900	3,026,746
Ki-Star Real Estate Co. Ltd.	41,600	2,545,554
Kitanotatsujin Corp.	203,200	393,947
Kitz Corp.	484,200	2,814,968
Kiyo Bank Ltd. (The)	407,200	5,092,189
Koa Corp.	171,400	2,181,543
Kobayashi Pharmaceutical Co. Ltd.	254,200	19,795,296
Kobe Bussan Co. Ltd.	713,000	22,195,260
Kobe Steel Ltd.	1,756,900	8,386,409
Koei Tecmo Holdings Co. Ltd.	394,866	14,284,923
Kohnan Shoji Co. Ltd.	156,900	4,652,806

Security	Shares	Value

Japan (continued)
Koito Manufacturing Co. Ltd.	559,100	$28,072,684
Kokuyo Co. Ltd.	567,300	8,270,483
Komatsu Ltd.	4,523,400	113,668,244
KOMEDA Holdings Co. Ltd.	217,700	4,029,699
Komeri Co. Ltd.	145,500	3,392,404
Konami Holdings Corp.	508,900	27,434,698
Konica Minolta Inc.	2,415,200	10,181,058
Konishi Co. Ltd.	96,500	1,375,994
Kose Corp.	163,100	14,912,155
Koshidaka Holdings Co. Ltd.	85,800	465,860
Kotobuki Spirits Co. Ltd.	108,700	4,420,403
K’s Holdings Corp.	939,200	9,242,367
Kubota Corp.	5,310,100	113,877,891
Kumagai Gumi Co. Ltd.	172,000	4,384,233
Kumiai Chemical Industry Co. Ltd.	580,727	4,013,948
Kura Sushi Inc.(b)	90,100	2,710,534
Kuraray Co. Ltd.	1,496,100	13,440,720
Kureha Corp.	91,000	6,793,681
Kurita Water Industries Ltd.	559,000	22,730,899
Kusuri no Aoki Holdings Co. Ltd.	78,500	4,682,770
KYB Corp.	100,100	2,605,911
Kyocera Corp.	1,631,200	100,598,223
Kyoei Steel Ltd.	98,600	1,340,029
Kyokuto Kaihatsu Kogyo Co. Ltd.	131,000	1,668,756
KYORIN Holdings Inc.	407,800	6,477,992
Kyoritsu Maintenance Co. Ltd.	149,500	5,348,068
Kyowa Kirin Co. Ltd.	1,407,400	35,079,143
Kyudenko Corp.	197,200	5,043,894
Kyushu Electric Power Co. Inc.	2,063,200	15,287,858
Kyushu Financial Group Inc.	2,083,000	8,048,394
Kyushu Railway Co.	670,300	14,002,910
LaSalle Logiport REIT	9,710	15,532,889
Lasertec Corp.	399,800	89,690,077
Lawson Inc.	233,300	10,225,324
Leopalace21 Corp.(a)	831,000	1,219,570
Life Corp.	71,400	1,918,596
Lifenet Insurance Co.(a)	234,200	1,321,959
Link And Motivation Inc.	105,500	417,612
Lintec Corp.	234,200	5,439,976
Lion Corp.	1,149,800	15,023,214
LITALICO Inc.	59,600	1,487,404
Lixil Corp.	1,328,400	30,407,267
M&A Capital Partners Co. Ltd.(a)	68,400	2,945,545
M3 Inc.	2,281,600	87,719,736
Mabuchi Motor Co. Ltd.	227,900	7,175,350
Macnica Fuji Electronics Holdings Inc.	236,000	5,221,496
Maeda Kosen Co. Ltd.	12,200	364,313
Makino Milling Machine Co. Ltd.	125,600	4,338,880
Makita Corp.	1,170,100	43,789,152
Makuake Inc.(a)(b)	27,000	530,564
Mandom Corp.	215,800	2,587,618
Mani Inc.	462,600	6,684,325
Marubeni Corp.	8,140,600	83,766,272
Maruha Nichiro Corp.	223,300	4,771,005
Marui Group Co. Ltd.	958,200	18,487,326
Maruichi Steel Tube Ltd.	263,600	5,871,917
Maruwa Co. Ltd./Aichi	50,500	6,644,372
Maruwa Unyu Kikan Co. Ltd.	174,800	1,995,107
Matsuda Sangyo Co. Ltd.	20,600	422,556
Matsui Securities Co. Ltd.	787,200	5,505,298

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
MatsukiyoCocokara & Co.	580,350	$19,864,228
Matsuya Co. Ltd.(a)	184,900	1,148,473
Maxell Ltd.	413,900	4,439,376
Mazda Motor Corp.(a)	2,814,700	21,683,749
McDonald’s Holdings Co. Japan Ltd.	436,000	19,040,304
MCJ Co. Ltd.	231,700	1,989,177
Mebuki Financial Group Inc.	5,658,310	12,622,396
Media Do Co. Ltd.	28,900	642,113
Medical Data Vision Co. Ltd.	116,400	1,030,412
Medipal Holdings Corp.	863,500	15,538,724
Medley Inc.(a)	113,300	1,963,838
MedPeer Inc.(a)	70,000	1,769,631
Megachips Corp.	92,600	3,375,701
Megmilk Snow Brand Co. Ltd.	237,400	4,228,734
Meidensha Corp.	189,100	4,007,765
MEIJI Holdings Co. Ltd.	632,500	39,456,358
Meiko Electronics Co. Ltd.	83,200	2,873,109
Meitec Corp.	139,600	8,178,412
Melco Holdings Inc.	39,400	1,249,897
Menicon Co. Ltd.	292,400	6,488,579
Mercari Inc.(a)	555,000	20,959,993
METAWATER Co. Ltd.	45,500	807,023
Micronics Japan Co. Ltd.	185,400	2,557,724
Midac Holdings Co. Ltd.	22,000	516,089
Milbon Co. Ltd.	130,000	6,137,853
Mimasu Semiconductor Industry Co. Ltd.	22,400	481,335
MinebeaMitsumi Inc.	1,949,959	47,716,633
Mirai Corp.	4,895	2,057,495
Mirait Holdings Corp.	562,700	9,341,861
Misumi Group Inc.	1,468,300	47,634,405
Mitani Sekisan Co. Ltd.	13,900	782,502
Mitsubishi Chemical Holdings Corp.	6,677,200	52,377,182
Mitsubishi Corp.	6,484,900	220,178,048
Mitsubishi Electric Corp.	9,354,400	117,148,878
Mitsubishi Estate Co. Ltd.	6,008,100	86,531,197
Mitsubishi Estate Logistics REIT Investment Corp.	1,824	7,166,436
Mitsubishi Gas Chemical Co. Inc.	825,300	15,808,878
Mitsubishi HC Capital Inc.	3,821,870	19,738,742
Mitsubishi Heavy Industries Ltd.	1,580,600	42,928,132
Mitsubishi Logisnext Co. Ltd.	26,300	228,452
Mitsubishi Logistics Corp.	408,400	9,858,201
Mitsubishi Materials Corp.	541,100	9,652,420
Mitsubishi Motors Corp.(a)	3,555,500	10,151,690
Mitsubishi Pencil Co. Ltd.	172,600	1,801,131
Mitsubishi Research Institute Inc.	9,300	302,467
Mitsubishi Shokuhin Co. Ltd.	37,800	927,684
Mitsubishi UFJ Financial Group Inc.	62,835,400	380,862,934
Mitsui & Co. Ltd.	8,073,200	201,308,227
Mitsui Chemicals Inc.	897,000	23,989,933
Mitsui DM Sugar Holdings Co. Ltd.	110,800	1,906,471
Mitsui Fudosan Co. Ltd.	4,747,200	101,767,304
Mitsui Fudosan Logistics Park Inc.	2,508	12,335,141
Mitsui High-Tec Inc.	102,600	7,593,460
Mitsui Mining & Smelting Co. Ltd.	273,300	7,728,358
Mitsui OSK Lines Ltd.	570,800	44,204,149
Mitsui-Soko Holdings Co. Ltd.	114,900	2,393,433
Miura Co. Ltd.	497,800	14,697,608
Mixi Inc.	223,700	4,141,191
Mizuho Financial Group Inc.	12,316,370	166,837,556
Mizuho Leasing Co. Ltd.	140,800	3,932,594

Security	Shares	Value

Japan (continued)
Mochida Pharmaceutical Co. Ltd.	149,600	$4,653,223
Modec Inc.	106,200	1,064,937
Monex Group Inc.	889,500	4,509,645
Money Forward Inc.(a)	222,900	10,143,332
Monogatari Corp. (The)	37,600	2,043,342
MonotaRO Co. Ltd.	1,344,600	22,092,846
Mori Hills REIT Investment Corp.	8,528	10,448,801
Mori Trust Hotel Reit Inc.	119	122,364
Mori Trust Sogo REIT Inc.	5,995	7,262,527
Morinaga & Co. Ltd./Japan	206,400	6,578,139
Morinaga Milk Industry Co. Ltd.	187,500	9,090,389
Morita Holdings Corp.	90,400	1,001,878
MOS Food Services Inc.	138,200	3,639,480
MS&AD Insurance Group Holdings Inc.	2,298,900	78,851,164
Murata Manufacturing Co. Ltd.	2,953,400	222,046,265
Musashi Seimitsu Industry Co. Ltd.	250,900	3,779,497
Musashino Bank Ltd. (The)	114,400	1,839,438
Nabtesco Corp.	581,800	18,186,466
Nachi-Fujikoshi Corp.	94,500	3,530,698
Nafco Co. Ltd.	59,700	871,850
Nagaileben Co. Ltd.	55,300	1,010,293
Nagase & Co. Ltd.	620,000	9,903,069
Nagawa Co. Ltd.(b)	14,400	1,217,710
Nagoya Railroad Co. Ltd.(a)	919,400	14,518,269
Nakanishi Inc.	430,000	7,624,540
Nankai Electric Railway Co. Ltd.	544,700	10,814,348
Nanto Bank Ltd. (The)	139,600	2,360,911
NEC Corp.	1,216,200	47,447,964
NEC Networks & System Integration Corp.	549,100	7,923,659
NET One Systems Co. Ltd.	486,800	11,555,076
Nexon Co. Ltd.	2,565,400	48,361,939
Nextage Co. Ltd.	204,900	5,145,471
NGK Insulators Ltd.	1,308,600	22,112,366
NGK Spark Plug Co. Ltd.	782,300	13,299,034
NH Foods Ltd.	440,200	16,975,944
NHK Spring Co. Ltd.	1,190,800	9,332,973
Nichias Corp.	414,800	9,416,316
Nichicon Corp.	426,200	4,465,601
Nichiha Corp.	127,000	3,139,629
Nichi-Iko Pharmaceutical Co. Ltd.	410,200	2,619,052
Nichirei Corp.	575,100	13,233,846
Nidec Corp.	2,303,400	204,149,871
Nifco Inc./Japan	485,000	14,118,857
Nihon Kohden Corp.	478,300	12,685,953
Nihon M&A Center Holdings Inc.	1,576,200	24,814,446
Nihon Parkerizing Co. Ltd.	586,500	5,316,484
Nihon Unisys Ltd.	423,200	11,133,466
Nikkiso Co. Ltd.	268,100	1,978,181
Nikkon Holdings Co. Ltd.	255,100	4,805,581
Nikon Corp.	1,517,700	15,840,182
Nintendo Co. Ltd.	581,100	284,763,049
Nippn Corp., New	275,800	4,045,856
Nippon Accommodations Fund Inc.	2,022	10,928,780
Nippon Building Fund Inc.	7,632	44,197,967
Nippon Carbon Co. Ltd.	8,900	309,745
Nippon Ceramic Co. Ltd.	27,700	592,425
Nippon Densetsu Kogyo Co. Ltd.	77,600	1,008,050
Nippon Electric Glass Co. Ltd.	470,000	11,740,750
Nippon Express Holdings Co., NVS	406,800	24,108,488
Nippon Gas Co. Ltd.	575,700	8,056,444

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Kanzai Co. Ltd.	21,200	$520,843
Nippon Kayaku Co. Ltd.	845,600	8,407,385
Nippon Light Metal Holdings Co. Ltd.	398,560	6,107,423
Nippon Paint Holdings Co. Ltd.	4,298,200	34,374,489
Nippon Paper Industries Co. Ltd.	509,800	5,165,682
Nippon Parking Development Co. Ltd.	192,000	226,469
Nippon Prologis REIT Inc.	11,548	36,032,496
NIPPON REIT Investment Corp.	2,403	8,097,045
Nippon Road Co. Ltd. (The)	27,700	2,018,067
Nippon Sanso Holdings Corp.	747,300	14,840,466
Nippon Seiki Co. Ltd.	116,100	1,037,066
Nippon Sheet Glass Co. Ltd.(a)	630,100	2,770,034
Nippon Shinyaku Co. Ltd.	225,900	14,767,266
Nippon Shokubai Co. Ltd.	122,000	5,745,255
Nippon Signal Company Ltd.	272,300	2,121,518
Nippon Soda Co. Ltd.	116,700	3,339,420
Nippon Steel Corp.	4,388,008	71,720,042
Nippon Steel Trading Corp.	67,472	3,045,478
Nippon Suisan Kaisha Ltd.	1,833,200	8,589,244
Nippon Telegraph & Telephone Corp.	6,588,900	188,559,383
Nippon Television Holdings Inc.	205,700	2,148,206
Nippon Yusen KK	836,000	65,536,812
Nipro Corp.	764,900	7,095,730
Nishimatsu Construction Co. Ltd.	166,600	5,533,437
Nishimatsuya Chain Co. Ltd.	367,800	4,690,727
Nishi-Nippon Financial Holdings Inc.	857,300	6,072,282
Nishi-Nippon Railroad Co. Ltd.	417,600	9,340,300
Nishio Rent All Co. Ltd.	23,600	578,175
Nissan Chemical Corp.	645,000	34,996,593
Nissan Motor Co. Ltd.(a)	11,905,200	63,009,311
Nissan Shatai Co. Ltd.	241,100	1,449,114
Nissei ASB Machine Co. Ltd.	5,400	145,653
Nissha Co. Ltd.	228,500	2,909,117
Nisshin Oillio Group Ltd. (The)	135,400	3,545,313
Nisshin Seifun Group Inc.	1,100,200	15,449,206
Nisshinbo Holdings Inc.	838,300	6,983,330
Nissin Electric Co. Ltd.	419,300	5,289,387
Nissin Foods Holdings Co. Ltd.	303,200	21,506,772
Nitori Holdings Co. Ltd.	434,100	62,190,286
Nitta Corp.	108,500	2,658,744
Nittetsu Mining Co. Ltd.	4,900	274,141
Nitto Boseki Co. Ltd.	116,300	2,775,418
Nitto Denko Corp.	735,100	57,234,607
Nitto Kogyo Corp.	112,400	1,512,087
Nittoku Co. Ltd.	33,400	883,586
Noevir Holdings Co. Ltd.	90,300	4,089,917
NOF Corp.	440,700	20,179,715
Nohmi Bosai Ltd.	8,000	147,180
Nojima Corp.	130,300	2,627,695
NOK Corp.	543,700	5,813,197
Nomura Co. Ltd.	543,200	4,349,850
Nomura Holdings Inc.	15,636,000	69,072,748
Nomura Real Estate Holdings Inc.	620,800	14,537,170
Nomura Real Estate Master Fund Inc.	21,046	29,199,908
Nomura Research Institute Ltd.	1,730,840	60,589,572
Noritake Co. Ltd./Nagoya Japan	59,200	2,369,026
Noritsu Koki Co. Ltd.	47,500	853,341
Noritz Corp.	106,900	1,572,067
North Pacific Bank Ltd.	2,217,800	4,846,250
NS Solutions Corp.	171,500	4,877,169

Security	Shares	Value

Japan (continued)
NS United Kaiun Kaisha Ltd.	46,300	$1,231,894
NSD Co. Ltd.	541,600	9,250,455
NSK Ltd.	1,867,100	12,735,547
NTN Corp.(a)	2,430,000	4,901,012
NTT Data Corp.	3,352,700	64,273,719
NTT UD REIT Investment Corp.	8,325	11,196,332
Obara Group Inc.	68,900	1,996,864
Obayashi Corp.	3,386,700	27,439,538
OBIC Business Consultants Co. Ltd.	144,500	5,449,436
Obic Co. Ltd.	382,100	63,131,200
Odakyu Electric Railway Co. Ltd.	1,482,700	26,200,427
Ogaki Kyoritsu Bank Ltd. (The)	189,900	3,352,080
Ohsho Food Service Corp.	71,600	3,695,359
Oiles Corp.	104,200	1,459,022
Oisix ra daichi Inc.(a)(b)	127,800	2,663,510
Oji Holdings Corp.	4,173,100	22,213,727
Okamoto Industries Inc.	50,300	1,776,529
Okamura Corp.	453,200	4,791,280
Okasan Securities Group Inc.	1,090,100	3,638,070
Oki Electric Industry Co. Ltd.	561,100	4,292,090
Okinawa Cellular Telephone Co.	57,500	2,505,103
Okinawa Electric Power Co. Inc. (The)	210,616	2,572,606
Okinawa Financial Group Inc., NVS	64,900	1,254,275
OKUMA Corp.	126,900	5,535,803
Okumura Corp.	186,200	5,315,875
Olympus Corp.	5,795,500	129,686,181
Omron Corp.	939,300	68,671,730
One REIT Inc.	463	1,201,195
Ono Pharmaceutical Co. Ltd.	1,937,700	46,992,523
Onward Holdings Co. Ltd.	732,200	1,835,133
Open Door Inc.(a)	46,600	624,538
Open House Group Co. Ltd.	425,200	22,013,961
Optex Group Co. Ltd.	82,200	1,095,798
Optim Corp.(a)(b)	56,400	478,155
Optorun Co. Ltd.	106,700	2,182,308
Oracle Corp. Japan	187,100	13,993,310
Organo Corp.	18,000	1,316,314
Orient Corp.	5,228,100	5,587,648
Oriental Land Co. Ltd./Japan	1,019,300	177,443,171
ORIX Corp.	6,282,500	129,589,897
Orix JREIT Inc.	14,136	20,285,931
Oro Co. Ltd.	3,200	66,414
Osaka Gas Co. Ltd.	1,921,900	32,684,570
Osaka Organic Chemical Industry Ltd.	71,100	1,957,339
OSG Corp.	500,600	8,813,196
Otsuka Corp.	610,200	24,759,951
Otsuka Holdings Co. Ltd.	2,008,800	68,534,851
Outsourcing Inc.	658,000	7,622,338
Pack Corp. (The)	57,100	1,336,840
PAL GROUP Holdings Co. Ltd.	130,200	1,897,808
Paltac Corp.	145,800	5,588,103
Pan Pacific International Holdings Corp.	2,146,500	28,889,372
Panasonic Corp.	11,455,800	126,122,693
Paramount Bed Holdings Co. Ltd.	199,800	3,324,821
Park24 Co. Ltd.(a)	594,100	8,987,082
Pasona Group Inc.	71,600	1,583,333
Penta-Ocean Construction Co. Ltd.	1,590,200	8,830,746
PeptiDream Inc.(a)	523,600	9,400,065
Persol Holdings Co. Ltd.	898,100	23,185,164
Pharma Foods International Co. Ltd.(b)	110,600	1,570,726

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Pigeon Corp.	589,500	$11,490,340
Pilot Corp.	137,200	4,886,698
Piolax Inc.	129,800	1,970,952
PKSHA Technology Inc.(a)	74,900	1,293,600
Plaid Inc.(a)(b)	79,400	858,322
Plenus Co. Ltd.	113,700	1,942,225
Plus Alpha Consulting Co. Ltd., NVS	20,700	401,801
Pola Orbis Holdings Inc.	503,500	7,504,350
Premier Anti-Aging Co. Ltd.(a)(b)	18,500	1,161,995
Pressance Corp.	43,700	798,554
Prestige International Inc.	253,800	1,613,183
Prima Meat Packers Ltd.	164,800	3,619,481
Qol Holdings Co. Ltd.	7,900	92,029
Raito Kogyo Co. Ltd.	219,500	3,583,104
Raiznext Corp.	175,400	1,763,082
Raksul Inc.(a)	118,200	3,858,043
Rakus Co. Ltd.	422,100	8,503,016
Rakuten Group Inc.(a)	4,578,400	39,719,336
Recruit Holdings Co. Ltd.	7,013,400	346,662,384
Relia Inc.	241,300	2,039,510
Relo Group Inc.	606,600	10,947,041
Renesas Electronics Corp.(a)	6,504,700	74,653,209
Rengo Co. Ltd.	932,100	6,955,476
RENOVA Inc.(a)(b)	187,600	2,666,966
Resona Holdings Inc.	11,082,438	47,626,071
Resorttrust Inc.	532,900	8,531,541
Ricoh Co. Ltd.	3,544,900	29,934,598
Ricoh Leasing Co. Ltd.	65,300	2,119,509
Riken Keiki Co. Ltd.	6,900	330,121
Ringer Hut Co. Ltd.(a)	157,900	3,025,784
Rinnai Corp.	168,700	15,065,753
Riso Kagaku Corp.	62,600	1,122,782
Riso Kyoiku Co. Ltd.	202,400	720,264
Rohm Co. Ltd.	473,800	39,911,542
Rohto Pharmaceutical Co. Ltd.	557,900	15,407,123
Roland Corp.	58,500	2,231,523
Rorze Corp.	51,000	4,819,168
Round One Corp.	416,000	5,075,467
Royal Holdings Co. Ltd.(a)(b)	152,400	2,377,490
RS Technologies Co. Ltd.	21,300	1,080,606
Ryohin Keikaku Co. Ltd.	1,299,800	18,664,308
Ryosan Co. Ltd.	89,700	1,777,374
Ryoyo Electro Corp.	132,100	2,500,200
S Foods Inc.	34,300	1,053,604
Saibu Gas Holdings Co. Ltd.	99,400	1,893,703
Saizeriya Co. Ltd.	161,400	3,732,250
Sakai Moving Service Co. Ltd.	20,300	776,591
Sakata INX Corp.	24,800	208,848
Sakata Seed Corp.	190,900	5,607,176
SAMTY Co. Ltd.	99,000	1,798,110
Samty Residential Investment Corp.	261	265,484
San-A Co. Ltd.	98,700	3,500,473
San-Ai Oil Co. Ltd.	21,200	172,775
SanBio Co. Ltd.(a)(b)	145,500	1,379,624
Sangetsu Corp.	256,000	3,545,287
San-in Godo Bank Ltd. (The)	837,400	4,716,367
Sanken Electric Co. Ltd.	129,500	5,645,870
Sanki Engineering Co. Ltd.	15,700	193,944
Sankyo Co. Ltd.	212,200	5,463,669
Sankyu Inc.	222,500	8,049,545

Security	Shares	Value

Japan (continued)
Sanrio Co. Ltd.	266,000	$5,159,100
Sansan Inc.(a)	321,200	3,560,684
Santen Pharmaceutical Co. Ltd.	1,956,300	22,212,165
Sanwa Holdings Corp.	1,130,100	12,237,927
Sanyo Chemical Industries Ltd.	13,700	624,287
Sanyo Denki Co. Ltd.	30,300	1,412,778
Sanyo Special Steel Co. Ltd.	112,700	2,112,834
Sapporo Holdings Ltd.	428,700	8,315,633
Sato Holdings Corp.	156,100	2,752,971
Sawai Group Holdings Co. Ltd.	189,100	7,157,755
SB Technology Corp.	3,900	81,104
SBI Holdings Inc.	1,269,100	32,737,453
SBS Holdings Inc.	39,700	1,224,556
SCREEN Holdings Co. Ltd.	186,400	18,706,343
SCSK Corp.	716,000	12,115,757
Secom Co. Ltd.	1,093,500	76,997,755
Sega Sammy Holdings Inc.	876,400	14,715,331
Seibu Holdings Inc.(a)	1,155,400	11,335,184
Seikagaku Corp.	165,900	1,358,054
Seiko Epson Corp.	1,414,500	22,032,959
Seiko Holdings Corp.	132,700	2,481,353
Seino Holdings Co. Ltd.	739,400	7,335,925
Seiren Co. Ltd.	218,500	4,131,114
Sekisui Chemical Co. Ltd.	1,915,300	33,487,081
Sekisui House Ltd.	3,306,600	66,992,249
Sekisui House Reit Inc.	21,568	14,690,325
Senko Group Holdings Co. Ltd.	692,400	5,559,930
Septeni Holdings Co. Ltd.	246,000	900,950
Seria Co. Ltd.	209,800	5,279,665
Seven & i Holdings Co. Ltd.	3,894,500	198,068,951
Seven Bank Ltd.	3,393,600	7,172,096
SG Holdings Co. Ltd.	1,635,900	34,727,325
Sharp Corp./Japan	1,131,599	12,578,981
Shibaura Machine Co. Ltd.	142,400	4,100,430
SHIFT Inc.(a)	62,200	10,334,594
Shiga Bank Ltd. (The)	223,800	4,360,405
Shikoku Chemicals Corp.	102,900	1,280,788
Shikoku Electric Power Co. Inc.	850,800	5,914,288
Shima Seiki Manufacturing Ltd.	154,900	2,343,172
Shimadzu Corp.	1,254,900	45,278,963
Shimamura Co. Ltd.	105,700	9,671,137
Shimano Inc.	406,600	91,176,837
Shimizu Corp.	2,791,100	18,584,339
Shin-Etsu Chemical Co. Ltd.	1,836,300	307,230,039
Shin-Etsu Polymer Co. Ltd.	5,900	56,537
Shinko Electric Industries Co. Ltd.	412,600	18,987,144
Shinmaywa Industries Ltd.	503,100	3,864,835
Shinsei Bank Ltd.	328,800	6,096,390
Shionogi & Co. Ltd.	1,371,600	78,171,128
Ship Healthcare Holdings Inc.	520,600	11,684,788
Shiseido Co. Ltd.	2,061,200	103,975,146
Shizuoka Bank Ltd. (The)	2,228,900	17,513,512
Shizuoka Gas Co. Ltd.	173,800	1,517,255
SHO-BOND Holdings Co. Ltd.	198,100	8,674,851
Shochiku Co. Ltd.(a)	47,600	4,927,936
Shoei Co. Ltd.	63,400	2,441,189
Shoei Foods Corp.	12,100	418,381
Showa Denko KK	884,000	18,364,013
Showa Sangyo Co. Ltd.	70,900	1,660,645
Siix Corp.	173,600	1,978,962

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
SKY Perfect JSAT Holdings Inc.	1,175,300	$4,423,467
Skylark Holdings Co. Ltd.	1,163,200	15,198,385
SMC Corp.	290,900	162,252,818
SMS Co. Ltd.	442,900	12,176,481
Snow Peak Inc.	137,900	2,814,925
Sodick Co. Ltd.	46,300	322,921
Softbank Corp.	14,907,800	186,882,116
SoftBank Group Corp.	6,232,700	276,105,737
Sohgo Security Services Co. Ltd.	423,200	15,348,423
Sojitz Corp.	1,234,300	19,343,666
Solasto Corp.	142,900	1,314,316
Sompo Holdings Inc.	1,595,500	74,658,932
Sony Group Corp.(b)	6,514,800	728,800,676
Sosei Group Corp.(a)	458,000	6,109,456
SOSiLA Logistics REIT Inc.	2,698	3,776,367
Sotetsu Holdings Inc.(a)	444,400	8,183,019
SPARX Group Co. Ltd.	35,100	79,820
S-Pool Inc.	276,800	2,523,592
Square Enix Holdings Co. Ltd.	468,300	22,964,458
SRE Holdings Corp.(a)	30,800	1,194,429
Stanley Electric Co. Ltd.	698,500	16,326,987
Star Asia Investment Corp.	3,950	2,078,740
Star Micronics Co. Ltd.	214,700	2,722,784
Starts Corp. Inc.	141,000	3,069,923
Starts Proceed Investment Corp.	49	91,849
Strike Co. Ltd.	23,400	911,059
Subaru Corp.	3,220,800	58,622,896
Sugi Holdings Co. Ltd.	164,200	9,632,745
SUMCO Corp.	1,689,700	31,151,448
Sumitomo Bakelite Co. Ltd.	178,400	8,597,129
Sumitomo Chemical Co. Ltd.	7,713,900	38,901,582
Sumitomo Corp.	5,714,500	88,319,922
Sumitomo Dainippon Pharma Co. Ltd.	883,900	9,620,575
Sumitomo Electric Industries Ltd.	3,971,600	52,657,429
Sumitomo Forestry Co. Ltd.	735,300	12,945,395
Sumitomo Heavy Industries Ltd.	574,400	15,085,151
Sumitomo Metal Mining Co. Ltd.	1,277,600	59,011,956
Sumitomo Mitsui Construction Co. Ltd.	1,177,040	4,447,594
Sumitomo Mitsui Financial Group Inc.	6,616,500	238,332,629
Sumitomo Mitsui Trust Holdings Inc.	1,643,000	56,816,892
Sumitomo Osaka Cement Co. Ltd.	169,700	5,203,925
Sumitomo Realty & Development Co. Ltd.	1,583,900	49,006,148
Sumitomo Riko Co. Ltd.	107,800	551,419
Sumitomo Rubber Industries Ltd.	865,600	9,007,259
Sumitomo Warehouse Co. Ltd. (The)	458,500	8,233,806
Sun Corp.	61,600	1,024,370
Sundrug Co. Ltd.	389,300	9,803,305
Suntory Beverage & Food Ltd.	705,800	27,101,797
Suruga Bank Ltd.	597,700	2,578,106
Suzuken Co. Ltd.	322,200	9,563,034
Suzuki Motor Corp.	1,903,400	81,035,574
Sysmex Corp.	860,700	81,930,792
Systena Corp.	1,927,600	5,934,870
T&D Holdings Inc.	2,787,000	41,187,128
T. Hasegawa Co. Ltd.	97,000	2,128,543
Tadano Ltd.	620,800	5,429,933
Taiheiyo Cement Corp.	567,000	11,281,143
Taikisha Ltd.	121,800	3,045,843
Taisei Corp.	954,200	31,279,679
Taisho Pharmaceutical Holdings Co. Ltd.	160,100	7,862,858

Security	Shares	Value

Japan (continued)
Taiyo Holdings Co. Ltd.	203,200	$5,994,922
Taiyo Yuden Co. Ltd.	621,300	30,177,281
Takara Bio Inc.	223,700	4,487,405
Takara Holdings Inc.	852,300	8,266,973
Takara Leben Real Estate Investment Corp.	2,161	2,185,129
Takasago Thermal Engineering Co. Ltd.	224,800	3,758,370
Takashimaya Co. Ltd.	813,700	7,727,268
Takeda Pharmaceutical Co. Ltd.	8,151,180	236,247,151
Takeuchi Manufacturing Co. Ltd.	241,300	6,031,195
Takuma Co. Ltd.	476,600	6,095,001
Tama Home Co. Ltd.	73,400	1,495,572
Tamron Co. Ltd.	96,000	2,092,651
Tamura Corp.	319,500	1,815,786
TBS Holdings Inc.	188,800	2,823,580
TDK Corp.	2,006,800	72,475,340
TechMatrix Corp.	172,800	2,460,240
TechnoPro Holdings Inc.	570,300	14,589,495
Teijin Ltd.	815,100	10,275,747
Terumo Corp.	3,342,400	122,010,399
T-Gaia Corp.	114,300	1,658,293
THK Co. Ltd.	633,200	15,821,572
TIS Inc.	1,228,900	32,320,884
TKC Corp.	79,800	2,096,986
TKP Corp.(a)(b)	28,600	306,011
Toa Corp./Tokyo	104,000	2,199,955
Toagosei Co. Ltd.	652,700	6,436,737
Tobu Railway Co. Ltd.	918,200	21,507,181
TOC Co. Ltd.	134,900	839,855
Tocalo Co. Ltd.	481,100	5,846,368
Toda Corp.	1,386,300	8,955,766
Toei Co. Ltd.	37,300	5,537,484
Toho Bank Ltd. (The)	827,600	1,539,489
Toho Co. Ltd./Tokyo	598,500	23,184,494
Toho Gas Co. Ltd.	403,500	11,027,959
Toho Holdings Co. Ltd.	409,500	6,402,961
Toho Titanium Co. Ltd.	178,200	1,386,511
Tohoku Electric Power Co. Inc.	2,208,700	15,557,820
Tokai Carbon Co. Ltd.	1,169,600	12,130,712
Tokai Corp./Gifu	66,200	1,040,147
TOKAI Holdings Corp.	683,400	5,236,388
Tokai Rika Co. Ltd.	252,200	3,285,528
Tokai Tokyo Financial Holdings Inc.	1,884,100	6,632,160
Token Corp.	50,010	4,050,913
Tokio Marine Holdings Inc.	3,230,200	192,757,834
Tokuyama Corp.	381,000	6,064,493
Tokyo Century Corp.	174,400	8,606,525
Tokyo Electric Power Co. Holdings Inc.(a)	7,904,500	21,059,565
Tokyo Electron Ltd.	770,400	376,828,038
Tokyo Gas Co. Ltd.	1,912,400	38,614,677
Tokyo Ohka Kogyo Co. Ltd.	170,800	10,117,635
Tokyo Seimitsu Co. Ltd.	182,500	7,740,988
Tokyo Steel Manufacturing Co. Ltd.	588,800	5,637,224
Tokyo Tatemono Co. Ltd.	1,093,800	16,304,669
Tokyotokeiba Co. Ltd.	84,100	3,082,971
Tokyu Construction Co. Ltd.	590,500	3,624,972
Tokyu Corp.	2,543,000	33,790,955
Tokyu Fudosan Holdings Corp.	3,226,600	17,675,895
Tokyu REIT Inc.	5,751	9,292,265
TOMONY Holdings Inc.	889,000	2,520,963
Tomy Co. Ltd.	575,500	5,618,391

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Topcon Corp.	618,900	$8,400,122
Toppan Inc.	1,448,300	27,549,616
Topre Corp.	170,500	1,780,378
Toray Industries Inc.	7,122,500	45,012,863
Toridoll Holdings Corp.	271,700	5,470,608
Torii Pharmaceutical Co. Ltd.	56,200	1,397,531
Tosei Corp.	15,400	140,996
Toshiba Corp.	2,130,600	88,228,209
Toshiba TEC Corp.	167,000	6,292,430
Tosho Co. Ltd.	16,000	202,170
Tosoh Corp.	1,335,600	20,897,455
Totetsu Kogyo Co. Ltd.	113,900	2,430,614
TOTO Ltd.	716,500	30,838,483
Towa Pharmaceutical Co. Ltd.	45,400	1,113,552
Toyo Construction Co. Ltd.	86,100	429,196
Toyo Gosei Co. Ltd.	25,400	2,712,344
Toyo Ink SC Holdings Co. Ltd.	175,700	2,915,776
Toyo Seikan Group Holdings Ltd.	762,700	9,290,313
Toyo Suisan Kaisha Ltd.	492,100	20,162,700
Toyo Tanso Co. Ltd.	97,800	2,514,696
Toyo Tire Corp.	624,800	8,834,177
Toyobo Co. Ltd.	539,900	6,076,065
Toyoda Gosei Co. Ltd.	311,900	6,555,237
Toyota Boshoku Corp.	435,400	7,717,651
Toyota Industries Corp.	734,600	57,305,090
Toyota Motor Corp.	54,734,025	1,081,717,883
Toyota Tsusho Corp.	1,129,400	45,801,121
TPR Co. Ltd.	108,100	1,369,737
Trancom Co. Ltd.	2,100	149,113
Transcosmos Inc.	106,400	2,711,736
TRE Holdings Corp.	34,000	429,095
Trend Micro Inc/Japan(a)	697,700	37,014,794
Tri Chemical Laboratories Inc.	113,400	3,068,429
Trusco Nakayama Corp.	214,800	4,571,353
TS Tech Co. Ltd.	504,600	6,648,848
Tsubaki Nakashima Co. Ltd.	243,400	3,016,049
Tsubakimoto Chain Co.	118,000	3,304,587
Tsugami Corp.	179,900	2,088,159
Tsumura & Co.	440,600	12,496,570
Tsuruha Holdings Inc.	183,300	14,763,778
TV Asahi Holdings Corp.	100,400	1,305,798
UACJ Corp.(a)	133,200	3,066,222
Ube Industries Ltd.	559,900	10,066,762
Uchida Yoko Co. Ltd.	10,500	415,747
Ulvac Inc.	206,200	10,491,776
Unicharm Corp.	2,088,200	80,695,360
United Arrows Ltd.	117,900	1,904,358
United Super Markets Holdings Inc.	445,500	4,061,962
United Urban Investment Corp.	15,828	18,701,646
Universal Entertainment Corp.(a)	62,600	1,287,146
Usen-Next Holdings Co. Ltd.	63,600	1,337,993
Ushio Inc.	550,300	8,551,891
USS Co. Ltd.	1,178,700	19,237,197
UT Group Co. Ltd.	120,900	3,464,359
Uzabase Inc.(a)	78,300	740,315
Valor Holdings Co. Ltd.	196,000	3,767,548
ValueCommerce Co. Ltd.	61,100	1,883,851
Vector Inc.	76,600	650,648
Vision Inc./Tokyo Japan(a)(b)	101,900	888,386
Visional Inc.(a)	63,700	4,678,875

Security	Shares	Value

Japan (continued)
VT Holdings Co. Ltd.	559,000	$2,170,340
Wacoal Holdings Corp.	231,000	4,237,782
Wacom Co. Ltd.	853,100	6,196,711
WealthNavi Inc.(a)(b)	123,900	1,775,540
Weathernews Inc.	13,300	906,742
Welcia Holdings Co. Ltd.	505,300	13,647,056
West Holdings Corp.(b)	121,830	3,660,575
West Japan Railway Co.	1,109,300	46,483,830
World Holdings Co. Ltd.	5,900	119,181
Xebio Holdings Co. Ltd.	161,800	1,268,213
Yakult Honsha Co. Ltd.	665,800	33,757,035
Yamada Holdings Co. Ltd.	3,407,500	11,499,847
Yamaguchi Financial Group Inc.	1,203,200	7,465,835
Yamaha Corp.	715,300	32,585,598
Yamaha Motor Co. Ltd.	1,496,900	35,646,437
YA-MAN Ltd.(b)	194,400	1,541,543
Yamato Holdings Co. Ltd.	1,483,700	31,594,255
Yamato Kogyo Co. Ltd.	189,200	5,821,440
Yamazaki Baking Co. Ltd.	629,500	9,000,495
Yamazen Corp.	441,800	3,843,567
Yaoko Co. Ltd.	87,500	5,058,788
Yaskawa Electric Corp.	1,260,600	52,781,778
Yellow Hat Ltd.	150,200	2,082,523
Yodogawa Steel Works Ltd.	60,500	1,288,934
Yokogawa Bridge Holdings Corp.	121,900	2,277,105
Yokogawa Electric Corp.	1,198,600	19,639,644
Yokohama Rubber Co. Ltd. (The)	664,800	9,691,847
Yokorei Co. Ltd.	268,900	1,998,215
Yokowo Co. Ltd.	21,000	482,405
Yonex Co. Ltd.	263,000	1,641,025
Yoshinoya Holdings Co. Ltd.	470,100	9,714,230
Yuasa Trading Co. Ltd.	61,900	1,566,496
Z Holdings Corp.	14,125,000	71,736,151
Zenkoku Hosho Co. Ltd.	241,000	10,786,709
Zenrin Co. Ltd.	155,900	1,309,257
Zensho Holdings Co. Ltd.	525,100	12,642,522
Zeon Corp.	790,500	9,173,000
ZERIA Pharmaceutical Co. Ltd.	12,400	207,361
Zojirushi Corp.	76,200	957,776
ZOZO Inc.	662,900	17,664,570
Zuken Inc.	13,700	354,389

		23,506,759,110

Netherlands — 4.9%
Aalberts NV	531,457	32,488,031
ABN AMRO Bank NV, CVA(c)	2,100,289	33,707,664
Accell Group NV(a)	90,952	5,919,225
Adyen NV(a)(c)	103,286	210,176,416
Aegon NV	9,277,129	52,336,863
AerCap Holdings NV(a)(b)	666,822	42,009,786
Akzo Nobel NV	962,910	99,668,554
Alfen Beheer BV(a)(b)(c)	108,338	8,078,958
AMG Advanced Metallurgical Group NV	206,294	7,099,677
Arcadis NV	430,957	18,865,173
Argenx SE(a)	241,170	64,535,123
ASM International NV	246,781	84,789,106
ASML Holding NV	2,139,861	1,449,316,034
ASR Nederland NV	740,596	34,434,459
Basic-Fit NV(a)(b)(c)	260,214	12,414,115
BE Semiconductor Industries NV	369,874	31,013,326
Boskalis Westminster	454,476	12,866,171

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Brunel International NV	221,910	$2,726,810
CM.Com NV(a)(b)	59,098	1,610,150
CNH Industrial NV	5,239,559	79,861,842
Corbion NV	336,336	14,043,191
COSMO Pharmaceuticals NV(a)(b)	55,669	3,451,310
Davide Campari-Milano NV	2,808,158	35,257,260
Eurocommercial Properties NV	270,715	6,546,543
Euronext NV(c)	432,805	41,727,721
EXOR NV	559,719	46,932,955
Fastned BV(a)(b)	17,005	895,292
Flow Traders(c)	184,236	7,145,639
Fugro NV(a)(b)	521,267	4,168,276
Heineken Holding NV	615,372	53,950,879
Heineken NV	1,343,264	144,060,551
IMCD NV	303,258	52,166,400
ING Groep NV	20,198,855	298,722,915
InPost SA(a)	1,030,231	8,363,690
Intertrust NV(a)(c)	487,045	10,587,608
Iveco Group NV, NVS(a)	1,047,159	11,140,803
JDE Peet’s NV	412,537	12,353,059
Just Eat Takeaway.com NV(a)(c)	934,594	46,151,044
Koninklijke Ahold Delhaize NV	5,380,154	174,449,342
Koninklijke BAM Groep NV(a)	1,712,591	5,718,272
Koninklijke DSM NV	902,043	169,097,348
Koninklijke KPN NV	16,974,704	55,991,169
Koninklijke Philips NV	4,753,955	158,132,160
Koninklijke Vopak NV	361,943	12,418,583
Meltwater Holding BV(a)(b)	679,491	1,777,528
MFE-MediaForEurope NV(a)	1,139,189	944,509
MFE-MediaForEurope NV	1,209,904	1,543,879
NN Group NV	1,383,222	77,408,044
NSI NV	126,677	5,252,910
OCI NV(a)	525,150	14,372,249
Pharming Group NV(a)(b)	4,321,270	3,970,419
PostNL NV	2,698,252	11,558,555
Prosus NV	4,828,088	401,676,939
QIAGEN NV(a)	1,191,218	58,884,578
Randstad NV	617,599	40,177,079
Rhi Magnesita NV	151,017	6,965,599
SBM Offshore NV	803,489	12,716,261
Shop Apotheke Europe NV(a)(b)(c)	72,474	9,422,480
Signify NV(c)	659,472	34,931,514
Sligro Food Group NV(a)	137,550	3,508,973
SNS REAAL NV(a)(b)(d)	3,991	—
Stellantis NV	10,559,675	203,895,382
STMicroelectronics NV	3,563,456	167,556,302
Technip Energies NV(a)	570,655	8,731,876
TKH Group NV	239,006	13,791,601
TomTom NV(a)(b)	490,800	4,690,299
Universal Music Group NV	3,706,864	91,519,247
Van Lanschot Kempen NV	182,493	4,597,203
Vastned Retail NV	139,059	3,892,567
Wereldhave NV	233,965	3,594,711
Wolters Kluwer NV	1,382,459	140,704,717

		4,985,474,914

New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(a)(b)	3,838,111	14,153,052
Air New Zealand Ltd.(a)(b)	3,139,870	2,975,089
Argosy Property Ltd.	3,714,016	3,654,123
Auckland International Airport Ltd.(a)	6,414,981	30,451,237

Security	Shares	Value

New Zealand (continued)
Chorus Ltd.	2,203,505	$10,090,239
Contact Energy Ltd.	3,768,752	19,536,220
Fisher & Paykel Healthcare Corp. Ltd.	2,981,139	54,848,562
Fletcher Building Ltd.	4,176,837	17,764,402
Genesis Energy Ltd.	2,752,850	4,836,372
Goodman Property Trust	4,935,112	8,071,971
Infratil Ltd.	3,774,356	18,836,375
Kiwi Property Group Ltd.	6,400,418	4,794,621
Mercury NZ Ltd.	3,995,722	14,690,368
Meridian Energy Ltd.	6,579,304	18,965,283
Oceania Healthcare Ltd.	1,051,496	819,828
Precinct Properties New Zealand Ltd.	5,319,944	5,652,280
Pushpay Holdings Ltd.(a)	5,011,782	3,596,014
Ryman Healthcare Ltd.	2,339,084	15,294,856
SKYCITY Entertainment Group Ltd.	3,536,594	6,352,925
Spark New Zealand Ltd.	9,320,974	26,640,567
Summerset Group Holdings Ltd.	1,488,803	12,000,156
Xero Ltd.(a)	706,755	57,251,007
Z Energy Ltd.	3,064,952	7,159,421

		358,434,968

Norway — 0.9%
Adevinta ASA(a)	1,397,457	14,661,209
Aker ASA, Class A	158,494	13,558,202
Aker BP ASA	651,606	22,577,635
Aker Carbon Capture ASA(a)	1,487,703	3,321,342
Aker Horizons Holding AS(a)(b)	411,419	924,276
Aker Solutions ASA(a)	1,409,385	3,686,572
Atea ASA(a)	573,652	9,715,187
Atlantic Sapphire ASA(a)(b)	378,982	1,573,267
Austevoll Seafood ASA	596,848	7,904,652
Bakkafrost P/F	255,963	17,645,708
Bonheur ASA	4,226	147,955
Borregaard ASA	655,333	15,413,552
BW Energy Ltd.(a)	210,674	546,332
BW LPG Ltd.(c)	595,107	3,210,234
Crayon Group Holding ASA(a)(b)(c)	203,691	3,937,308
DNB Bank ASA	4,811,230	114,508,200
DNO ASA	1,780,686	2,614,540
Elkem ASA(c)	1,889,716	6,892,595
Entra ASA(c)	591,950	13,011,719
Equinor ASA	5,088,887	140,289,509
Europris ASA(c)	923,487	6,897,658
Fjordkraft Holding ASA(c)	517,275	2,205,606
Flex LNG Ltd.	160,607	3,173,243
Frontline Ltd./Bermuda(a)	490,978	3,232,091
Gjensidige Forsikring ASA	1,035,590	25,295,823
Golden Ocean Group Ltd.	702,032	6,396,103
Grieg Seafood ASA(a)	359,426	3,716,001
Hexagon Composites ASA(a)	370,091	1,141,102
Hexagon Purus ASA(a)	34,570	67,663
Kahoot! ASA(a)(b)	1,410,654	5,663,725
Kongsberg Gruppen ASA	522,666	15,839,960
Leroy Seafood Group ASA	1,742,377	14,523,696
LINK Mobility Group Holding ASA(a)	844,251	1,296,046
Mowi ASA	2,235,996	54,880,079
MPC Container Ships AS, NVS(a)	1,165,486	3,957,093
NEL ASA(a)(b)	7,609,692	10,332,064
Nordic Semiconductor ASA(a)	910,245	26,970,482
Norsk Hydro ASA	6,827,141	52,468,691
Norway Royal Salmon ASA	16,112	349,631

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Norwegian Air Shuttle ASA(a)(b)	2,344,175	$3,194,511
Nykode Therapeutics AS(a)	660,801	4,190,373
Orkla ASA	3,977,301	38,008,677
Pexip Holding ASA(a)(b)	412,494	1,587,161
Protector Forsikring ASA	540,924	7,205,156
Quantafuel ASA(a)(b)	642,331	1,503,364
REC Silicon ASA(a)(b)	1,416,534	2,487,319
Salmar ASA	298,197	20,332,036
Sbanken ASA(c)	202,817	2,143,557
Scatec ASA(c)	615,649	9,093,149
Schibsted ASA, Class A	386,306	11,444,158
Schibsted ASA, Class B	497,316	12,972,488
SpareBank 1 Nord Norge	21,207	267,055
Sparebank 1 Oestlandet	6,482	107,631
SpareBank 1 SMN	1,098,036	18,184,539
SpareBank 1 SR-Bank ASA	1,018,582	15,220,082
Stolt-Nielsen Ltd.	149,423	2,705,698
Storebrand ASA	2,434,956	25,959,978
Telenor ASA	3,493,297	57,732,095
TGS ASA	775,805	8,353,403
Tomra Systems ASA	616,036	30,798,769
Veidekke ASA	583,140	8,716,275
Volue ASA(a)	20,054	119,503
Wallenius Wilhelmsen ASA(a)	669,878	3,618,275
XXL ASA(c)	721,186	1,123,863
Yara International ASA	882,338	45,306,134

		966,922,000

Portugal — 0.2%
Altri SGPS SA(b)	681,214	4,356,946
Banco Comercial Portugues SA, Class R(a)	47,597,082	8,088,373
Corticeira Amorim SGPS SA	30,284	348,282
CTT-Correios de Portugal SA	912,821	4,459,330
EDP - Energias de Portugal SA	14,382,906	73,627,684
Galp Energia SGPS SA	2,526,676	27,859,836
Jeronimo Martins SGPS SA	1,449,678	34,837,280
Navigator Co. SA (The)	1,697,709	6,404,663
NOS SGPS SA	1,091,402	4,296,380
REN - Redes Energeticas Nacionais SGPS SA	3,030,579	8,640,818
Sonae SGPS SA	6,707,797	7,707,265

		180,626,857

Singapore — 1.4%
AEM Holdings Ltd.	1,578,200	5,305,841
AIMS APAC REIT(b)	546,000	562,834
ARA LOGOS Logistics Trust(b)	11,973,229	7,325,007
Ascendas India Trust(b)	3,542,300	3,418,630
Ascendas REIT(b)	18,346,803	37,626,381
Ascott Residence Trust	10,429,963	7,902,723
CapitaLand China Trust	5,995,780	5,255,440
CapitaLand Integrated Commercial Trust	25,957,457	37,422,758
Capitaland Investment Ltd/Singapore(a)	14,029,400	35,997,626
CDL Hospitality Trusts(b)	6,288,500	5,291,720
City Developments Ltd.	2,079,500	10,923,564
ComfortDelGro Corp. Ltd.	11,111,700	11,219,827
COSCO Shipping International Singapore Co. Ltd.(a)(b)	8,486,600	1,578,384
Cromwell European Real Estate Investment Trust(b)	828,840	2,160,293
DBS Group Holdings Ltd.	9,240,300	242,713,738
ESR-REIT	17,910,274	5,634,455

Security	Shares	Value

Singapore (continued)
First Resources Ltd.	2,896,300	$3,552,672
Frasers Centrepoint Trust	5,864,388	9,845,244
Frasers Logistics & Commercial Trust	14,911,586	15,170,269
Frencken Group Ltd.	684,800	838,716
Genting Singapore Ltd.	31,123,900	17,007,410
Golden Agri-Resources Ltd.	39,007,300	7,127,541
Haw Par Corp. Ltd.(b)	628,200	5,413,205
Hutchison Port Holdings Trust, Class U	29,481,400	6,963,713
iFAST Corp. Ltd.(b)	785,100	3,645,683
Kenon Holdings Ltd./Singapore	149,740	8,418,204
Keppel Corp. Ltd.	7,580,600	31,961,402
Keppel DC REIT(b)	7,303,800	11,594,003
Keppel Infrastructure Trust	18,609,500	7,714,068
Keppel Pacific Oak US REIT	647,500	479,150
Keppel REIT(b)	14,706,380	12,257,029
Lendlease Global Commercial REIT	2,721,800	1,658,024
Manulife US Real Estate Investment Trust	6,853,900	4,430,745
Mapletree Commercial Trust	11,490,756	15,380,551
Mapletree Industrial Trust	9,667,620	18,008,924
Mapletree Logistics Trust	15,408,979	19,392,536
Mapletree North Asia Commercial Trust	15,278,600	12,255,203
Maxeon Solar Technologies Ltd.(a)	27,915	307,902
Nanofilm Technologies International Ltd.(b)	1,530,100	3,230,391
NetLink NBN Trust(b)	23,080,900	16,572,392
Olam International Ltd.	3,674,200	4,590,940
OUE Commercial Real Estate Investment Trust	11,345,540	3,443,259
Oversea-Chinese Banking Corp. Ltd.	17,346,000	161,461,118
Parkway Life REIT	2,675,300	9,514,673
Prime U.S. REIT(b)	2,712,400	2,102,110
Raffles Medical Group Ltd.(b)	6,976,300	6,609,914
Razer Inc.(a)(b)(c)	9,491,000	2,795,682
Riverstone Holdings Ltd./Singapore(b)	2,666,800	1,391,683
Sasseur Real Estate Investment Trust	250,700	147,837
SATS Ltd.(a)(b)	3,639,100	10,583,961
Sea Ltd., ADR(a)	707,942	106,410,762
Sembcorp Industries Ltd.(b)	5,594,400	9,500,910
Sembcorp Marine Ltd.(a)	73,358,720	4,474,939
Sheng Siong Group Ltd.(b)	4,301,300	4,753,284
SIA Engineering Co. Ltd.(a)	256,800	408,836
Singapore Airlines Ltd.(a)(b)	6,872,500	25,635,145
Singapore Exchange Ltd.	3,062,400	21,197,226
Singapore Post Ltd.(b)	9,595,900	4,528,147
Singapore Press Holdings Ltd.	8,275,300	14,274,508
Singapore Technologies Engineering Ltd.	8,260,100	22,958,596
Singapore Telecommunications Ltd.	43,000,500	77,969,572
SPH REIT	660,100	470,308
Starhill Global REIT	10,513,000	4,840,735
StarHub Ltd.	4,056,000	3,878,325
Suntec REIT	10,447,900	11,799,650
United Overseas Bank Ltd.	6,110,200	136,554,772
UOL Group Ltd.	2,353,600	12,763,509
Venture Corp. Ltd.	1,439,000	18,853,400
Wilmar International Ltd.	9,890,500	31,463,482
Yangzijiang Shipbuilding Holdings Ltd.(b)	13,949,000	13,383,389
Yanlord Land Group Ltd.	6,164,900	5,270,541

		1,387,595,411

Spain — 2.3%
Acciona SA	127,300	22,173,746
Acerinox SA	875,646	11,158,554
ACS Actividades de Construccion y Servicios SA	1,271,118	32,091,406

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Aena SME SA(a)(c)	382,721	$61,841,056
Almirall SA	423,991	5,457,272
Amadeus IT Group SA(a)	2,331,820	160,336,414
Applus Services SA	874,849	7,685,882
Atresmedia Corp. de Medios de Comunicacion SA(b)	717,798	2,791,380
Audax Renovables SA(b)	209,312	293,969
Banco Bilbao Vizcaya Argentaria SA	34,515,377	220,367,914
Banco de Sabadell SA(a)	28,755,773	22,364,901
Banco Santander SA	89,249,939	312,964,011
Bankinter SA	3,454,794	20,259,636
Befesa SA(c)	198,353	14,003,154
CaixaBank SA	23,221,756	74,713,208
Cellnex Telecom SA(c)	2,661,846	120,702,969
Cia. de Distribucion Integral Logista Holdings SA	323,848	6,552,098
Cie. Automotive SA	344,253	9,999,553
Construcciones y Auxiliar de Ferrocarriles SA	152,718	6,043,949
Corp Financiera Alba SA	107,433	6,322,143
Distribuidora Internacional de Alimentacion SA(a)	10,968,126	192,891
Ebro Foods SA	414,318	7,670,875
EDP Renovaveis SA	1,498,316	31,496,790
eDreams ODIGEO SA(a)	57,151	502,126
Enagas SA	815,479	17,632,334
Ence Energia y Celulosa SA(a)	1,026,680	2,754,487
Endesa SA	1,617,098	36,204,523
Faes Farma SA	2,098,905	8,078,561
Ferrovial SA	2,515,426	69,900,060
Fluidra SA	440,277	14,019,353
Gestamp Automocion SA(c)	1,121,160	5,050,972
Global Dominion Access SA(c)	390,932	1,931,042
Grenergy Renovables SA(a)	62,581	1,764,697
Grifols SA	1,538,541	27,131,125
Grupo Catalana Occidente SA	255,810	8,627,424
Iberdrola SA	29,727,803	340,831,049
Iberdrola SA	487,430	5,563,646
Indra Sistemas SA(a)	889,550	9,063,813
Industria de Diseno Textil SA	5,666,318	171,856,000
Inmobiliaria Colonial Socimi SA	1,413,109	12,478,377
Laboratorios Farmaceuticos Rovi SA	102,049	7,497,913
Lar Espana Real Estate Socimi SA	677,799	4,097,573
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	3,391,713	6,088,462
Mapfre SA	5,469,224	11,878,013
Mediaset Espana Comunicacion SA(a)	914,649	4,282,828
Melia Hotels International SA(a)	698,510	5,293,446
Merlin Properties Socimi SA	1,820,385	20,578,503
Naturgy Energy Group SA(b)	1,001,279	31,702,788
Neinor Homes SA(c)	376,997	4,591,146
Pharma Mar SA	82,797	5,211,113
Prosegur Cash SA(a)(c)	194,711	142,834
Prosegur Cia. de Seguridad SA	1,712,432	4,266,094
Red Electrica Corp. SA	1,672,728	33,719,217
Repsol SA	7,543,165	95,855,546
Sacyr SA	2,891,506	7,228,244
Siemens Gamesa Renewable Energy SA(a)	1,230,669	26,629,052
Solaria Energia y Medio Ambiente SA(a)	415,552	7,261,646
Soltec Power Holdings SA(a)(b)	36,278	213,564
Tecnicas Reunidas SA(a)(b)	214,310	1,921,607
Telefonica SA	27,306,334	127,290,345
Unicaja Banco SA(c)	9,243,928	9,475,775

Security	Shares	Value

Spain (continued)
Viscofan SA	204,853	$12,416,170
Zardoya Otis SA	1,046,839	8,301,304

		2,326,816,543

Sweden — 4.0%
AAK AB	977,620	18,312,163
AcadeMedia AB(c)	126,334	733,419
AddTech AB, Class B	1,256,217	23,238,567
AFRY AB	583,541	13,087,821
Alfa Laval AB	1,614,175	54,528,771
Ambea AB(b)(c)	126,149	700,095
Arjo AB, Class B	1,362,883	13,620,554
Assa Abloy AB, Class B	5,144,067	140,855,305
Atlas Copco AB, Class A	3,451,247	204,265,634
Atlas Copco AB, Class B	2,015,141	103,059,908
Atrium Ljungberg AB, Class B	272,422	5,883,889
Attendo AB(a)(b)(c)	704,328	2,482,358
Avanza Bank Holding AB	698,622	22,103,359
Axfood AB	575,611	14,662,790
Bactiguard Holding AB(a)(b)	90,870	1,371,613
Beijer Alma AB	234,221	5,952,007
Beijer Ref AB	1,287,242	22,467,513
Betsson AB, Class B	660,921	3,698,010
BHG Group AB(a)(b)	529,352	5,074,112
BICO Group AB, Class B(a)(b)	175,172	3,497,573
Bilia AB, Class A	504,378	7,569,718
BillerudKorsnas AB	988,563	15,718,130
BioArctic AB(a)(c)	83,506	967,173
BioGaia AB, Class B	102,777	5,587,819
Biotage AB	374,840	7,653,777
Boliden AB	1,427,501	57,803,128
Bonava AB, Class B	510,231	4,415,739
Boozt AB(a)(b)(c)	251,708	4,731,023
Bravida Holding AB(c)	1,371,520	16,410,869
Bufab AB	64,587	2,435,773
Bure Equity AB	282,588	9,750,487
Calliditas Therapeutics AB, Class B(a)(b)	142,398	1,506,964
Camurus AB(a)(b)	106,436	1,522,675
Castellum AB	1,384,492	32,609,977
Catena AB	147,880	8,394,214
Cellavision AB	16,773	547,411
Cibus Nordic Real Estate AB	120,092	3,307,622
Cint Group AB(a)	771,378	10,258,500
Clas Ohlson AB, Class B	118,566	1,436,958
Cloetta AB, Class B	1,475,030	3,903,727
Collector AB(a)	125,193	490,965
Coor Service Management Holding AB(c)	344,305	2,924,383
Corem Property Group AB, Class B	3,269,732	9,385,139
Creades AB, Class A	185,562	2,419,176
Desenio Group AB(a)	290,466	534,615
Dios Fastigheter AB	266,155	2,962,877
Dometic Group AB(c)	1,589,943	17,612,306
Duni AB(a)(b)	26,437	299,391
Dustin Group AB(b)(c)	193,610	1,988,117
Electrolux AB, Class B	1,175,154	24,451,647
Electrolux Professional AB, Class B(a)	1,547,771	10,808,553
Elekta AB, Class B	1,906,753	19,514,105
Embracer Group AB(a)(b)	2,891,326	29,009,624
Epiroc AB, Class A	3,391,758	72,377,152
Epiroc AB, Class B	2,022,529	36,605,442
EQT AB	1,542,627	60,450,210

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Essity AB, Class B	3,163,928	$89,192,332
Evolution AB(c)	893,722	111,194,317
Fabege AB	1,356,767	20,242,793
Fagerhult AB	411,453	2,565,154
Fastighets AB Balder, Class B(a)	561,930	37,227,207
Fingerprint Cards AB, Class B(a)(b)	1,626,803	3,256,005
Fortnox AB	2,578,475	13,259,138
GARO AB	147,082	2,747,005
Getinge AB, Class B	1,203,381	47,046,869
Granges AB	651,670	8,082,126
H & M Hennes & Mauritz AB, Class B	3,771,286	75,089,491
Hansa Biopharma AB(a)(b)	182,603	1,456,191
Hemnet Group AB(a)(b)	109,142	1,968,499
Hexagon AB, Class B	10,176,469	137,260,912
Hexatronic Group AB(b)	156,220	6,334,474
Hexpol AB	1,535,848	18,325,312
HMS Networks AB	64,784	3,383,448
Holmen AB, Class B	519,389	25,226,559
Hufvudstaden AB, Class A	681,434	9,732,169
Humble Group AB(a)(b)	471,424	1,211,564
Husqvarna AB, Class B	2,163,655	30,083,382
Implantica AG, SDR(a)	16,347	103,256
Industrivarden AB, Class A	676,079	21,372,151
Industrivarden AB, Class C	827,683	25,708,314
Indutrade AB	1,509,734	37,558,834
Instalco AB	1,095,930	7,966,652
Intrum AB(b)	379,808	11,434,326
Investment AB Latour, Class B	748,248	23,280,960
Investor AB	2,544,690	57,889,857
Investor AB, Class B	9,559,282	207,550,424
INVISIO AB	203,780	2,620,155
Inwido AB	412,666	7,221,330
JM AB	372,204	14,097,703
Kambi Group PLC, Class B(a)	140,489	3,642,293
Karo Pharma AB(a)	14,796	95,046
K-Fast Holding AB(a)	30,801	229,734
Kindred Group PLC	1,274,409	14,805,378
Kinnevik AB, Class B(a)(b)	1,254,325	37,490,035
KNOW IT AB	106,531	3,891,136
L E Lundbergforetagen AB, Class B	393,178	20,090,040
LeoVegas AB(c)	288,525	1,052,876
Lifco AB, Class B	1,235,558	28,961,781
Lime Technologies AB	44,366	1,393,106
Lindab International AB	481,550	13,980,016
Loomis AB	425,502	10,925,768
Lundin Energy AB	1,086,487	44,185,123
Mekonomen AB(a)	276,133	4,075,956
Millicom International Cellular SA, SDR(a)	528,628	14,111,110
MIPS AB	147,499	14,664,892
Modern Times Group MTG AB, Class B(a)	550,684	7,370,447
Munters Group AB(c)	328,034	2,304,215
Mycronic AB	437,862	8,958,876
NCC AB, Class B	499,591	8,259,121
New Wave Group AB, Class B	215,291	3,276,172
Nibe Industrier AB, Class B	7,415,755	70,483,467
Nobia AB	940,744	5,140,442
Nolato AB, Class B	1,264,154	12,954,173
Nordic Entertainment Group AB, Class B(a)	401,116	15,529,821
Nordnet AB publ	589,270	9,183,803
Nyfosa AB	1,146,429	17,846,260

Security	Shares	Value

Sweden (continued)
OX2 AB(a)	48,104	$268,769
Pandox AB(a)	510,949	7,428,302
Paradox Interactive AB(b)	173,226	3,590,333
Peab AB, Class B	1,068,841	12,013,830
Platzer Fastigheter Holding AB, Class B	321,497	4,240,771
PowerCell Sweden AB(a)(b)	244,972	3,911,585
Ratos AB, Class B	1,324,483	6,952,522
Re:NewCell AB(a)(b)	110,567	2,044,587
Resurs Holding AB(c)	420,414	1,725,517
Rvrc Holding AB	18,249	181,847
Saab AB, Class B	383,146	9,085,923
Sagax AB, Class B	837,494	24,446,602
Samhallsbyggnadsbolaget i Norden AB	5,026,430	30,315,013
Samhallsbyggnadsbolaget i Norden AB, Class D	258,487	844,367
Sandvik AB	5,749,733	151,416,456
SAS AB(a)(b)	18,468,045	3,120,500
Scandic Hotels Group AB(a)(b)(c)	727,829	3,070,768
Sdiptech AB, Class B(a)	123,404	5,114,952
Sectra AB(a)	456,449	7,518,529
Securitas AB, Class B	1,572,082	18,987,985
Sedana Medical AB(a)(b)	235,786	1,886,339
Sinch AB(a)(b)(c)	2,731,471	28,082,059
Skandinaviska Enskilda Banken AB, Class A	8,442,403	109,133,594
Skanska AB, Class B	1,748,397	42,805,761
SKF AB, Class B	1,938,989	42,506,761
SkiStar AB	124,287	1,913,753
SSAB AB, Class A(a)	1,287,657	7,623,414
SSAB AB, Class B(a)	3,043,089	15,844,063
Stillfront Group AB(a)(b)	1,613,588	7,853,884
Storytel AB(a)(b)	205,218	3,236,902
Subsea 7 SA	1,185,030	8,909,376
Surgical Science Sweden AB(a)	76,550	1,641,820
Svenska Cellulosa AB SCA, Class B	3,150,115	54,854,951
Svenska Handelsbanken AB, Class A	7,458,550	79,489,914
Svolder AB, NVS	448,249	3,441,818
Sweco AB, Class B	1,106,540	15,555,299
Swedbank AB, Class A	4,664,378	91,320,159
SwedenCare AB	260,646	2,973,006
Swedish Match AB	8,198,323	63,432,734
Tele2 AB, Class B	2,651,402	38,578,045
Telefonaktiebolaget LM Ericsson, Class B	15,015,224	187,481,490
Telia Co. AB	13,451,220	53,016,570
Thule Group AB(c)	596,848	28,807,728
Tobii AB(a)(b)	372,244	1,297,508
Tobii Dynavox AB(a)(b)	379,921	1,038,343
Trelleborg AB, Class B	1,183,542	29,800,266
Troax Group AB	90,253	3,161,785
Vestum AB, NVS(a)(b)	533,184	2,104,990
Vimian Group AB(a)(b)	156,637	1,128,057
Vitrolife AB	359,746	14,793,619
VNV Global AB(a)	237,305	2,052,081
Volati AB	39,477	779,824
Volvo AB, Class A	1,023,962	23,422,063
Volvo AB, Class B	7,333,416	165,488,935
Wallenstam AB, Class B	1,023,964	16,115,772
Wihlborgs Fastigheter AB	833,286	17,228,057
Xvivo Perfusion AB(a)(b)	50,131	1,411,232

		4,051,041,973

Switzerland — 9.4%
ABB Ltd., Registered	8,544,904	296,267,014

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Adecco Group AG, Registered	797,338	$37,979,770
Alcon Inc.	2,590,509	199,750,552
Allreal Holding AG, Registered	69,036	14,979,498
ALSO Holding AG, Registered(a)	32,472	9,138,286
Arbonia AG	351,034	8,487,468
Aryzta AG(a)	5,594,185	6,422,008
Ascom Holding AG, Registered(a)	304,441	3,986,809
Autoneum Holding AG(a)	21,892	3,976,775
Bachem Holding AG, Class B, Registered	32,703	19,507,708
Baloise Holding AG, Registered	240,673	42,160,236
Banque Cantonale Vaudoise, Registered	161,794	13,377,701
Barry Callebaut AG, Registered	18,700	42,928,239
Basilea Pharmaceutica AG, Registered(a)(b)	89,673	4,355,485
Belimo Holding AG, Registered	48,566	26,819,134
BKW AG	130,813	15,605,462
Bobst Group SA, Registered(a)	14,141	1,200,885
Bossard Holding AG, Class A, Registered	39,536	12,395,484
Bucher Industries AG, Registered	42,494	19,565,733
Burckhardt Compression Holding AG	20,510	9,700,658
Bystronic AG, Registered	7,939	10,434,220
Cembra Money Bank AG	162,142	11,151,970
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	5,835	67,717,235
Chocoladefabriken Lindt & Spruengli AG, Registered	494	56,882,102
Cie. Financiere Richemont SA, Class A, Registered	2,701,864	392,672,154
Clariant AG, Registered	1,071,398	22,708,369
Coca-Cola HBC AG, Class DI	1,007,774	33,378,096
Coltene Holding AG, Registered	15,294	1,818,808
Comet Holding AG, Registered	42,793	13,651,671
Credit Suisse Group AG, Registered	13,742,291	130,626,108
Daetwyler Holding AG, Bearer	47,408	18,614,991
DKSH Holding AG	195,353	15,663,080
dormakaba Holding AG	17,679	10,122,947
Dufry AG, Registered(a)	369,668	19,156,949
EFG International AG(a)	628,592	4,814,592
Emmi AG, Registered	13,013	14,605,003
EMS-Chemie Holding AG, Registered	36,553	36,972,678
Flughafen Zurich AG, Registered(a)	99,916	18,486,107
Forbo Holding AG, Registered	6,645	12,793,050
Galenica AG(c)	284,880	20,119,344
Geberit AG, Registered	186,719	126,862,509
Georg Fischer AG, Registered	20,885	30,540,497
Givaudan SA, Registered	47,558	197,029,204
Gurit Holding AG, Bearer	344	535,086
Helvetia Holding AG, Registered	192,800	24,242,010
Holcim Ltd.	2,683,992	145,475,784
Huber + Suhner AG, Registered	111,408	10,142,825
Idorsia Ltd.(a)(b)	565,863	13,180,954
Implenia AG, Registered(a)	102,109	2,491,001
Inficon Holding AG, Registered	8,682	10,604,731
Interroll Holding AG, Registered	2,959	12,524,293
Intershop Holding AG	9,141	6,037,114
Julius Baer Group Ltd.	1,183,412	77,335,592
Kardex Holding AG, Registered	29,642	8,227,849
Komax Holding AG, Registered(a)	26,464	8,162,786
Kuehne + Nagel International AG, Registered	283,228	79,979,890
Landis+Gyr Group AG(a)	140,525	9,268,666
LEM Holding SA, Registered	1,260	3,152,667

Security	Shares	Value

Switzerland (continued)
Leonteq AG	22,272	$1,601,093
Liechtensteinische Landesbank AG	12,194	735,601
Logitech International SA, Registered	902,207	75,812,024
Lonza Group AG, Registered	385,339	265,668,841
Medacta Group SA(a)(c)	27,390	3,499,677
Medartis Holding AG(a)(c)	1,364	187,456
Medmix AG(a)(c)	125,152	5,415,217
Meyer Burger Technology AG(a)(b)	11,666,197	4,515,025
Mobilezone Holding AG, Registered	464,151	7,253,434
Mobimo Holding AG, Registered	47,511	15,547,298
Molecular Partners AG(a)	35,685	978,676
Montana Aerospace AG(a)(c)	6,250	233,603
Nestle SA, Registered	14,507,623	1,873,489,557
Novartis AG, Registered	11,253,505	977,811,311
OC Oerlikon Corp. AG, Registered	1,181,383	11,470,628
Partners Group Holding AG	118,187	164,776,036
Peach Property Group AG	41,635	2,579,020
PolyPeptide Group AG(a)(c)	25,444	2,536,758
PSP Swiss Property AG, Registered	228,594	27,717,937
Relief Therapeutics Holding AG(a)(b)	10,923,476	789,805
Rieter Holding AG, Registered(a)	27,355	5,529,657
Roche Holding AG, Bearer	166,236	68,455,373
Roche Holding AG, NVS	3,620,285	1,401,047,220
Schindler Holding AG, Participation Certificates, NVS	207,454	52,067,622
Schindler Holding AG, Registered	109,996	27,595,006
Schweiter Technologies AG, Bearer	6,276	8,324,949
Sensirion Holding AG(a)(c)	31,749	3,892,660
SFS Group AG	104,367	15,226,929
SGS SA, Registered	30,508	86,995,752
Siegfried Holding AG, Registered	24,759	20,045,449
Siemens Energy AG(a)	2,038,054	45,841,652
SIG Combibloc Group AG(a)	1,652,226	38,387,635
Sika AG, Registered	735,493	257,329,937
Softwareone Holding AG(a)	477,884	9,389,269
Sonova Holding AG, Registered	287,737	102,503,421
St. Galler Kantonalbank AG, Class A, Registered	15,655	7,564,988
Stadler Rail AG(b)	261,092	12,424,479
Straumann Holding AG, Registered	55,044	91,212,504
Sulzer AG, Registered	125,281	11,991,325
Swatch Group AG (The), Bearer	147,264	42,960,170
Swatch Group AG (The), Registered	282,582	15,862,756
Swiss Life Holding AG, Registered	165,163	106,300,509
Swiss Prime Site AG, Registered	398,175	39,370,126
Swiss Re AG	1,540,729	167,874,518
Swiss Steel Holding AG, Registered(a)	603,789	206,916
Swisscom AG, Registered	130,962	74,854,596
Swissquote Group Holding SA, Registered	67,849	11,542,216
Tecan Group AG, Registered	69,819	33,946,854
Temenos AG, Registered	355,957	42,666,706
Trifork Holding AG, NVS(a)	4,942	191,862
TX Group AG(a)	2,792	439,296
u-blox Holding AG(a)	49,631	3,539,056
UBS Group AG, Registered	18,149,358	336,662,355
Valiant Holding AG, Registered	103,724	10,475,871
Valora Holding AG, Registered(a)	24,953	4,850,227
VAT Group AG(c)	146,791	59,862,445
Vetropack Holding AG, Registered	36,630	2,125,372
Vifor Pharma AG	248,724	44,060,715
Vontobel Holding AG, Registered	181,455	15,039,269

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
VZ Holding AG	77,337	$7,235,869
Ypsomed Holding AG, Registered	25,910	4,843,059
Zehnder Group AG, Registered	87,364	7,996,595
Zur Rose Group AG(a)(b)	47,372	11,596,450
Zurich Insurance Group AG	770,075	368,333,217

		9,588,069,686

United Kingdom — 14.7%
3i Group PLC	4,990,172	92,935,969
888 Holdings PLC	2,071,945	7,151,971
AB Dynamics PLC	14,531	279,461
Abcam PLC(a)	1,105,819	19,854,325
Abrdn PLC	11,617,547	37,993,855
Aclara Resources Inc.(a)	12,149	11,970
Admiral Group PLC	1,011,970	43,029,697
Advanced Medical Solutions Group PLC	1,805,848	7,197,002
AG Barr PLC	586,247	3,902,794
Airtel Africa PLC(c)	4,343,526	8,908,449
AJ Bell PLC	1,433,359	6,536,541
Alliance Pharma PLC	441,643	643,859
Alpha FX Group PLC	132,241	3,139,068
Alphawave IP Group PLC(a)(b)	685,499	1,488,913
Anglo American PLC	6,688,544	294,867,667
Antofagasta PLC	2,020,417	36,754,082
AO World PLC(a)(b)	1,726,893	2,336,432
Argo Blockchain PLC(a)	2,149,306	2,267,110
Ascential PLC(a)	2,246,823	10,733,239
Ashmore Group PLC	2,239,604	8,584,866
Ashtead Group PLC	2,337,996	167,232,129
ASOS PLC(a)(b)	364,660	10,940,965
Associated British Foods PLC	1,846,717	48,745,761
Assura PLC	13,921,293	12,591,473
Aston Martin Lagonda Global Holdings PLC(a)(b)(c) .	360,243	5,847,249
AstraZeneca PLC	8,021,377	933,110,222
Atalaya Mining PLC	119,072	659,776
Auction Technology Group PLC(a)	369,345	5,324,966
Auto Trader Group PLC(c)	5,012,552	45,421,919
Avacta Group PLC(a)(b)	1,280,611	1,467,394
Avast PLC(c)	3,508,850	28,937,218
AVEVA Group PLC	648,816	25,746,198
Aviva PLC	20,317,481	119,954,375
Avon Protection PLC	167,897	2,562,882
B&M European Value Retail SA	4,563,730	34,947,290
Babcock International Group PLC(a)	1,397,366	5,723,914
BAE Systems PLC	16,674,784	130,492,749
Balfour Beatty PLC	3,653,717	12,524,704
Bank of Georgia Group PLC	219,795	4,339,440
Barclays PLC	87,378,949	234,421,779
Barratt Developments PLC	5,252,953	43,688,998
Beazley PLC(a)	3,082,222	20,463,488
Bellway PLC	640,269	24,636,984
Berkeley Group Holdings PLC	595,282	33,972,738
Biffa PLC(c)	1,237,523	5,682,743
Big Yellow Group PLC	878,213	17,645,756
Blue Prism Group PLC(a)	454,498	7,720,140
BMO Commercial Property Trust Ltd.	3,682,501	5,675,672
Bodycote PLC	1,046,570	11,255,077
boohoo Group PLC(a)(b)	5,334,725	7,738,045
BP PLC	104,544,497	541,950,489
Breedon Group PLC	7,698,197	8,852,072
Brewin Dolphin Holdings PLC	1,965,977	8,729,115

Security	Shares	Value

United Kingdom (continued)
Bridgepoint Group PLC(a)(c)	101,137	$518,913
British American Tobacco PLC	11,268,389	481,103,592
British Land Co. PLC (The)	4,446,690	33,250,267
Britvic PLC	1,405,803	17,253,063
BT Group PLC	46,291,822	122,611,786
Bunzl PLC	1,752,277	65,634,980
Burberry Group PLC	2,108,359	53,486,832
Burford Capital Ltd.	1,094,201	9,940,593
Bytes Technology Group PLC	981,750	6,153,306
Capita PLC(a)	9,282,876	3,994,052
Capital & Counties Properties PLC	4,030,740	9,375,326
Capricorn Energy PLC(a)	3,104,769	8,656,240
Carnival PLC(a)(b)	825,476	15,148,058
Centamin PLC	7,220,596	8,701,743
Central Asia Metals PLC	146,934	438,697
Centrica PLC(a)	29,875,749	29,375,751
Ceres Power Holdings PLC(a)	519,107	4,340,354
Chemring Group PLC	1,444,928	5,352,862
Cineworld Group PLC(a)(b)	6,099,732	3,277,210
Civitas Social Housing PLC	3,128,687	4,060,498
Clarkson PLC	55,171	2,455,545
Clinigen Group PLC	784,459	9,627,509
Clipper Logistics PLC	357,181	3,247,318
Close Brothers Group PLC	738,454	12,832,218
CLS Holdings PLC	936,284	2,836,790
CMC Markets PLC(c)	522,129	1,615,085
Coats Group PLC	8,053,236	7,125,600
Coca-Cola Europacific Partners PLC	1,060,827	60,626,263
Compass Group PLC	9,215,622	209,449,194
Computacenter PLC	474,624	17,090,731
ContourGlobal PLC(c)	1,008,520	2,533,677
ConvaTec Group PLC(c)	8,210,187	19,492,003
Countryside Properties PLC(a)(c)	2,553,317	10,648,704
Craneware PLC	59,683	1,525,085
Cranswick PLC	291,084	14,424,679
Crest Nicholson Holdings PLC	1,784,903	7,705,653
Croda International PLC	726,312	78,440,207
Currys PLC	5,574,053	8,039,245
Custodian REIT PLC	2,073,210	2,955,555
CVS Group PLC	430,474	11,416,781
DCC PLC	515,674	43,359,683
Dechra Pharmaceuticals PLC	579,428	32,545,909
Deliveroo PLC(a)(c)	3,243,887	6,815,278
Derwent London PLC	493,090	22,784,018
Diageo PLC	12,082,099	609,679,111
Diploma PLC	676,780	25,401,619
Direct Line Insurance Group PLC	6,811,193	28,076,625
Diversified Energy Co. PLC	4,388,272	6,267,695
Domino’s Pizza Group PLC	2,494,969	13,080,016
dotdigital group PLC	1,369,594	2,724,134
Dr. Martens PLC	2,298,242	9,548,496
Drax Group PLC	2,349,829	19,144,206
DS Smith PLC	7,194,859	36,743,779
Dunelm Group PLC	632,734	11,402,665
easyJet PLC(a)	1,568,913	13,254,948
Electrocomponents PLC	2,386,119	36,127,815
Elementis PLC(a)	3,527,182	6,755,036
EMIS Group PLC	221,655	3,911,120
Empiric Student Property PLC	1,232,074	1,444,918
Energean PLC(a)	589,316	7,477,905

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Entain PLC(a)	3,041,982	$65,856,924
Ergomed PLC(a)	208,300	3,182,937
Essentra PLC	1,665,431	7,761,007
Eurasia Mining PLC(a)(b)	10,580,275	3,059,322
Euromoney Institutional Investor PLC	613,193	7,604,900
Evraz PLC	2,570,002	17,459,606
Experian PLC	4,782,380	199,749,892
FD Technologies PLC(a)(b)	74,724	1,628,040
Ferguson PLC	1,153,497	181,434,022
Ferrexpo PLC	1,658,396	5,446,478
Fevertree Drinks PLC	556,155	15,954,255
Firstgroup PLC(a)	3,853,531	5,307,072
Forterra PLC(c)	710,999	2,533,989
Frasers Group PLC(a)	1,332,332	13,234,591
Frontier Developments PLC(a)(b)	65,630	1,221,598
Funding Circle Holdings PLC(a)(c)	104,722	134,503
Future PLC	640,899	27,335,197
Games Workshop Group PLC	181,915	19,504,510
Gamma Communications PLC	414,031	8,709,200
GB Group PLC	1,110,055	9,911,423
Genuit Group PLC	1,323,409	10,259,368
Genus PLC	367,269	18,958,113
GlaxoSmithKline PLC	25,947,399	579,041,779
Go-Ahead Group PLC (The)(a)(d)	254,595	2,283,839
Grainger PLC	3,673,134	14,958,708
Great Portland Estates PLC	1,360,597	14,097,073
Greatland Gold PLC(a)	21,116,096	3,919,066
Greggs PLC	587,625	21,311,545
Gym Group PLC (The)(a)(c)	52,444	173,508
Halfords Group PLC	1,294,728	5,693,982
Halma PLC	1,973,110	66,875,936
Hammerson PLC(b)	16,724,586	8,816,672
Harbour Energy PLC(a)	2,148,550	10,484,072
Hargreaves Lansdown PLC	1,827,876	33,186,406
Hays PLC	8,421,314	16,410,050
Helical PLC	703,127	4,066,231
Hikma Pharmaceuticals PLC	901,103	25,314,817
Hill & Smith Holdings PLC	432,348	8,753,719
Hiscox Ltd.	1,759,328	23,125,243
Hochschild Mining PLC	1,602,979	2,246,253
Home Reit PLC	448,952	703,422
HomeServe PLC	1,544,164	15,916,237
Hotel Chocolat Group PLC(a)	46,571	298,761
Howden Joinery Group PLC	3,151,577	34,769,560
HSBC Holdings PLC	105,800,143	753,015,425
Hunting PLC	1,010,832	2,936,450
Ibstock PLC(c)	2,522,832	6,760,291
Ideagen PLC	431,979	1,574,424
IG Design Group PLC	62,547	80,755
IG Group Holdings PLC	1,878,698	20,682,245
IMI PLC	1,351,686	30,200,406
Impax Asset Management Group PLC	274,766	4,064,741
Imperial Brands PLC	4,872,273	115,520,869
Inchcape PLC	2,145,647	24,467,249
Indivior PLC(a)	3,908,046	11,897,678
Informa PLC(a)	7,644,868	57,828,597
IntegraFin Holdings PLC	1,536,741	10,256,634
InterContinental Hotels Group PLC(a)	941,591	62,214,102
Intermediate Capital Group PLC	1,512,379	39,058,069
Intertek Group PLC	833,594	60,494,290

Security	Shares	Value

United Kingdom (continued)
Investec PLC	3,528,922	$20,146,962
IP Group PLC	5,115,959	6,723,920
IQE PLC(a)(b)	4,545,949	1,959,567
ITM Power PLC(a)(b)	2,304,161	8,550,921
ITV PLC(a)	18,119,957	27,717,162
IWG PLC(a)	3,903,945	15,036,071
J D Wetherspoon PLC(a)	529,409	6,427,905
J Sainsbury PLC	8,694,406	34,165,069
JD Sports Fashion PLC	13,455,495	34,502,129
JET2 PLC(a)	817,654	14,562,047
John Wood Group PLC(a)	3,579,165	10,774,502
Johnson Matthey PLC	988,865	26,114,621
Johnson Service Group PLC(a)	2,272,019	4,620,123
JTC PLC(c)	209,983	2,221,691
Judges Scientific PLC	2,602	266,656
Jupiter Fund Management PLC	2,523,659	7,829,303
Just Group PLC(a)	5,663,987	6,591,059
Kainos Group PLC	425,342	8,744,248
Kape Technologies PLC(a)	395,440	1,974,277
Keller Group PLC	460,604	5,285,165
Keywords Studios PLC	392,921	13,316,669
Kier Group PLC(a)	1,347,247	1,788,748
Kingfisher PLC	10,799,110	48,427,041
Lancashire Holdings Ltd	1,234,572	9,140,542
Land Securities Group PLC	3,539,794	38,018,940
Learning Technologies Group PLC	3,097,408	6,960,889
Legal & General Group PLC	30,787,255	120,376,863
Liontrust Asset Management PLC	252,834	5,515,389
Lloyds Banking Group PLC	365,739,980	253,812,872
London Stock Exchange Group PLC	1,703,577	166,803,040
LondonMetric Property PLC	4,399,857	15,853,030
Luceco PLC(c)	75,080	303,534
LXI REIT PLC	3,806,432	7,551,904
LXI REIT PLC	451,304	30,348
M&G PLC	13,354,925	39,086,078
Man Group PLC/Jersey	7,837,219	20,473,360
Marks & Spencer Group PLC(a)	9,949,019	29,443,209
Marshalls PLC	1,302,302	12,399,493
Marston’s PLC(a)	4,228,979	4,623,883
Mediclinic International PLC(a)	1,968,898	8,493,059
Meggitt PLC(a)	4,021,885	40,622,034
Melrose Industries PLC	22,672,628	46,184,498
Micro Focus International PLC	1,793,250	11,032,302
Mitchells & Butlers PLC(a)	1,249,835	4,240,962
Mitie Group PLC	6,744,206	5,464,743
Mondi PLC	2,472,982	61,871,981
Moneysupermarket.com Group PLC	2,846,373	7,273,872
Moonpig Group PLC(a)	786,477	3,341,653
Morgan Advanced Materials PLC	1,921,132	8,267,934
Morgan Sindall Group PLC	167,194	4,830,791
Naked Wines PLC(a)(b)	298,993	2,109,088
National Express Group PLC(a)	2,988,021	10,133,211
National Grid PLC	18,692,488	273,525,614
Natwest Group PLC	29,373,714	96,544,965
NCC Group PLC	990,644	2,548,776
Network International Holdings PLC(a)(c)	2,470,243	8,727,494
Next PLC	705,369	71,866,995
Ninety One PLC	1,892,932	6,603,814
NMC Health PLC(a)(d)	475,795	6
Ocado Group PLC(a)	2,550,850	51,975,033

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
On the Beach Group PLC(a)(c)	778,219	$3,044,301
OSB Group PLC	2,196,188	16,315,383
Oxford Biomedica PLC(a)	241,949	2,760,715
Pagegroup PLC	1,816,688	14,334,898
Pantheon Resources PLC	1,971,700	2,133,276
Paragon Banking Group PLC	1,624,754	12,444,320
Pearson PLC	3,869,762	32,310,361
Penno Group PLC	1,445,557	21,181,159
Persimmon PLC	1,627,548	53,024,682
Petrofac Ltd.(a)(b)	2,289,839	3,682,285
Petropavlovsk PLC(a)	10,627,471	2,170,803
Pets at Home Group PLC	2,810,145	16,137,878
Phoenix Group Holdings PLC	3,617,785	32,387,897
Picton Property Income Ltd. (The)	941,054	1,306,123
Playtech PLC(a)	1,692,646	13,294,402
Polar Capital Holdings PLC	378,133	3,216,749
Premier Foods PLC	2,697,560	4,280,977
Primary Health Properties PLC	6,900,806	13,383,610
Provident Financial PLC(a)	1,334,227	5,620,065
Prudential PLC	13,508,635	227,697,794
PZ Cussons PLC	1,614,704	4,212,722
QinetiQ Group PLC	3,233,809	11,735,906
Quilter PLC(c)	9,686,184	17,986,444
Rank Group PLC(a)	1,315,581	2,777,839
Rathbones Group PLC	300,338	7,583,433
Reach PLC	1,514,170	5,315,021
Reckitt Benckiser Group PLC	3,689,711	298,948,146
Redde Northgate PLC	1,587,808	8,275,163
Redrow PLC	1,532,767	12,913,006
Regional REIT Ltd.(c)	132,198	159,030
RELX PLC	9,978,164	306,932,163
Renalytix PLC(a)(b)	239,106	1,543,553
Renewi PLC(a)	239,739	2,160,013
Renishaw PLC	207,102	12,788,497
Rentokil Initial PLC	9,677,457	67,768,659
Restaurant Group PLC (The)(a)	3,884,092	4,979,990
Restore PLC	93,846	586,892
Rightmove PLC	4,738,736	41,764,806
Rolls-Royce Holdings PLC(a)	43,288,301	67,853,560
Rotork PLC	4,463,794	20,516,145
Royal Mail PLC	4,163,808	24,881,490
RWS Holdings PLC	1,523,314	10,325,469
S4 Capital PLC(a)(b)	1,477,016	10,328,117
Sabre Insurance Group PLC(c)	661,829	2,020,512
Safestore Holdings PLC	1,336,927	22,922,112
Saga PLC(a)	536,774	2,083,588
Sage Group PLC (The)	5,592,155	54,646,399
Sanne Group PLC	947,964	11,665,484
Savills PLC	902,447	16,445,051
Schroders PLC	643,274	29,494,628
Secure Income REIT PLC	1,406,474	8,006,941
Segro PLC	6,305,383	111,162,329
Senior PLC(a)	2,610,642	4,725,748
Serco Group PLC	6,798,346	12,297,559
Serica Energy PLC	461,701	1,604,778
Severn Trent PLC	1,306,805	50,735,755
Shaftesbury PLC	1,261,990	10,596,424
Shell PLC	39,818,617	1,022,889,048
SIG PLC(a)	3,620,484	2,007,079
Smart Metering Systems PLC	651,906	6,470,400

Security	Shares	Value

United Kingdom (continued)
Smith & Nephew PLC	4,544,577	$77,289,487
Smiths Group PLC	2,040,842	43,016,014
Softcat PLC	745,593	16,465,116
SolGold PLC(a)(b)	2,713,951	974,869
Spectris PLC	595,701	27,184,007
Spirax-Sarco Engineering PLC	384,994	69,397,363
Spire Healthcare Group PLC(a)(c)	906,767	2,918,270
Spirent Communications PLC	3,438,324	11,482,435
SSE PLC	5,361,822	115,365,065
SSP Group PLC(a)	4,049,487	15,024,661
St. James’s Place PLC	2,739,605	56,552,109
Stagecoach Group PLC(a)	2,444,565	2,993,446
Standard Chartered PLC	13,592,187	98,988,486
SThree PLC	660,894	4,196,453
Strix Group PLC	350,482	1,154,839
Synthomer PLC	1,824,398	9,007,015
Target Healthcare REIT PLC	430,680	666,072
Tate & Lyle PLC	2,407,396	23,027,339
Taylor Wimpey PLC	18,621,564	38,203,195
TBC Bank Group PLC	209,637	3,975,364
Team17 Group PLC(a)	546,446	5,217,896
Telecom Plus PLC	430,594	8,698,167
Tesco PLC	39,911,069	160,309,648
TI Fluid Systems PLC(c)	525,920	1,693,332
TORM PLC, Class A(a)(b)	169,453	1,211,912
TP ICAP Group PLC	4,406,873	8,354,134
Trainline PLC(a)(c)	2,450,033	7,380,908
Travis Perkins PLC	1,120,826	22,741,667
Tritax Big Box REIT PLC	8,875,732	28,470,156
Trustpilot Group PLC(a)(c)	565,812	1,408,861
Tullow Oil PLC(a)	6,200,256	4,196,411
Tyman PLC	446,723	2,258,131
UK Commercial Property REIT Ltd	874,924	967,570
Ultra Electronics Holdings PLC	380,132	14,913,799
Unilever PLC	13,482,525	691,408,796
UNITE Group PLC (The)	1,709,130	23,912,849
United Utilities Group PLC	3,503,643	50,543,105
Urban Logistics REIT PLC	2,425,920	5,725,896
Vesuvius PLC	1,238,754	7,676,959
Victoria PLC(a)	488,416	6,240,269
Victrex PLC	456,966	12,728,444
Virgin Money UK PLC(a)	7,164,121	18,543,824
Vistry Group PLC	1,200,724	16,647,682
Vivo Energy PLC(c)	1,295,411	2,306,670
Vodafone Group PLC	144,017,926	252,875,954
Volex PLC	621,414	2,516,354
Volution Group PLC	408,624	2,768,704
Warehouse REIT PLC(b)	829,149	1,857,793
Watkin Jones PLC	340,176	1,216,957
Weir Group PLC (The)	1,346,336	31,700,923
WH Smith PLC(a)	729,922	16,376,145
Whitbread PLC(a)	1,034,318	42,559,666
Wickes Group PLC	1,242,030	3,427,672
Workspace Group PLC	745,759	8,521,485
WPP PLC	6,208,170	97,347,312
Yellow Cake PLC(a)(c)	477,702	2,070,144
Yougov PLC	258,921	4,039,384
Young & Co’s Brewery PLC, Series A	114,049	2,308,436

		14,928,335,234

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States — 0.0%
Arko Corp.(a)	—	$3

Total Common Stocks — 99.0% (Cost: $88,266,561,536)		100,700,479,965

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	288,388	24,958,872
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	59,461	3,454,330
Einhell Germany AG, Preference Shares, NVS	879	203,428
Fuchs Petrolub SE, Preference Shares, NVS	363,957	15,728,459
Henkel AG & Co. KGaA, Preference Shares, NVS	910,541	74,471,752
Jungheinrich AG, Preference Shares, NVS	285,578	12,211,698
Porsche Automobil Holding SE, Preference Shares, NVS	795,905	74,535,647
Sartorius AG, Preference Shares, NVS	138,763	74,915,006
Schaeffler AG, Preference Shares, NVS	134,359	998,754
Sixt SE, Preference Shares, NVS	79,106	7,147,264
STO SE & Co. KGaA, Preference Shares, NVS	9,104	2,284,822
Volkswagen AG, Preference Shares, NVS	949,978	197,853,997

		488,764,029

Italy — 0.0%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	152,632	2,734,063

Total Preferred Stocks — 0.5% (Cost: $429,884,086)		491,498,092

Rights

Spain — 0.0%
Asc Actividades De Construccio (Expires 02/02/22)(a)(d)	1,250,293	625,768
Sacyr SA (Expires 02/02/22)(a)(d)	2,841,801	166,017

		791,785

Total Rights — 0.0% (Cost: $844,017)		791,785

Security	Shares	Value

Warrants

Italy — 0.0%
Webuild SpA (Expires 02/08/32)(a)(b)	128,748	$2

Spain — 0.0%
Abengoa SA (Expires 03/25/31)(a)(b)	1,476,448	9,952

Total Warrants — 0.0% (Cost: $0)		9,954

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	1,106,121,020	1,106,452,856
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	12,300,000	12,300,000

		1,118,752,856

Total Short-Term Investments — 1.1% (Cost: $1,118,560,424)		1,118,752,856

Total Investments in Securities — 100.6% (Cost: $89,815,850,063)		102,311,532,652

Other Assets, Less Liabilities — (0.6)%		(633,029,238)

Net Assets — 100.0%		$101,678,503,414

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$641,054,345	$465,529,303	(a)	$—		$(51,792)	$(79,000)	$1,106,452,856	1,106,121,020	$10,642,661	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	26,470,000	—		(14,170,000	)(a)	—	—	12,300,000	12,300,000	754		—

						$(51,792)	$(79,000)	$1,118,752,856		$10,643,415		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	745	03/10/22	$124,152	$(1,585,198)
SPI 200 Index	457	03/17/22	55,705	(2,688,099)
Euro STOXX 50 Index	3,941	03/18/22	185,237	(314,794)
FTSE 100 Index	965	03/18/22	96,720	2,128,772

				$(2,459,319)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$2,128,772

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$4,588,091

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$12,617,424

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,052,216

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI EAFE ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$521,181,861

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,011,724,706	$98,686,471,396	$2,283,863	$100,700,479,965
Preferred Stocks	203,428	491,294,664	—	491,498,092
Rights	—	—	791,785	791,785
Warrants	—	9,954	—	9,954
Money Market Funds	1,118,752,856	—	—	1,118,752,856

	$3,130,680,990	$99,177,776,014	$3,075,648	$102,311,532,652

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$2,128,772	$—	$2,128,772
Liabilities
Futures Contracts	—	(4,588,091)	—	(4,588,091)

	$—	$(2,459,319)	$—	$(2,459,319)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.0%
Glencore PLC	4,416,408	$23,007,778
Rio Tinto PLC	488,923	34,461,892

		57,469,670

Austria — 0.6%
ams-OSRAM AG(a)(b)	120,952	2,033,609
ANDRITZ AG	33,021	1,756,835
AT&S Austria Technologie & Systemtechnik AG	12,039	560,731
BAWAG Group AG(a)(c)	34,173	2,050,898
CA Immobilien Anlagen AG	37,701	1,370,191
Erste Group Bank AG	156,409	7,310,647
IMMOFINANZ AG(a)(b)	51,615	1,338,967
Lenzing AG(a)	8,086	992,536
Oesterreichische Post AG	19,092	801,365
OMV AG	70,954	4,342,695
Raiffeisen Bank International AG	68,324	1,920,399
S&T AG(b)	26,801	492,220
Schoeller-Bleckmann Oilfield Equipment AG(a)	14,107	594,803
Telekom Austria AG(a)	114,646	991,753
UNIQA Insurance Group AG	114,148	1,058,064
Verbund AG	30,756	3,257,372
voestalpine AG	51,064	1,697,629
Wienerberger AG	56,501	2,045,733

		34,616,447

Belgium — 1.5%
Ackermans & van Haaren NV	15,351	2,963,124
Aedifica SA	18,458	2,219,997
Ageas SA/NV	74,832	3,602,005
AGFA-Gevaert NV(a)	101,754	431,743
Akka Technologies(a)	8,142	444,841
Anheuser-Busch InBev SA/NV	329,513	20,772,862
Barco NV	33,139	684,368
Befimmo SA	14,596	547,241
Bekaert SA	20,536	956,090
bpost SA(a)	49,365	364,412
Cofinimmo SA	13,029	1,922,047
D’ieteren Group	11,699	2,038,367
Econocom Group SA/NV	94,725	378,811
Elia Group SA/NV	15,059	2,032,133
Etablissements Franz Colruyt NV	24,323	987,993
Euronav NV	103,218	850,332
Fagron	36,675	630,439
Galapagos NV(a)(b)	21,143	1,424,718
Groupe Bruxelles Lambert SA(b)	48,993	5,257,091
Intervest Offices & Warehouses NV	22,432	687,994
KBC Ancora	20,819	1,003,199
KBC Group NV	108,220	9,411,823
Kinepolis Group NV(a)	7,952	481,581
Melexis NV	9,517	997,884
Montea NV	5,451	754,011
Ontex Group NV(a)	36,077	264,193
Proximus SADP	68,559	1,400,014
Sofina SA	6,577	2,618,619
Solvay SA	31,672	3,816,133
Telenet Group Holding NV	20,658	793,030
UCB SA	54,598	5,432,786
Umicore SA	90,126	3,411,778
VGP NV	4,559	1,291,862

Security	Shares	Value

Belgium (continued)
Warehouses De Pauw CVA	62,249	$2,678,035

		83,551,556

Denmark — 3.8%
ALK-Abello A/S(a)	3,977	1,679,367
Ambu A/S, Class B(b)	77,076	1,633,160
AP Moller - Maersk A/S, Class A	1,367	4,579,797
AP Moller - Maersk A/S, Class B, NVS	2,539	9,120,452
Bavarian Nordic A/S(a)	29,536	869,343
Carlsberg A/S, Class B	44,327	7,177,898
Chemometec A/S	9,507	985,682
Chr Hansen Holding A/S	45,158	3,621,465
Coloplast A/S, Class B	51,755	7,526,329
Danske Bank A/S	294,640	5,719,326
Demant A/S(a)	48,070	2,126,777
Dfds A/S(a)	18,775	916,527
DSV A/S	88,771	18,036,549
FLSmidth & Co. A/S	23,376	788,008
Genmab A/S(a)	29,137	9,922,008
GN Store Nord A/S	55,077	3,332,928
H Lundbeck A/S	40,575	1,032,389
ISS A/S(a)	83,057	1,564,815
Jyske Bank A/S, Registered(a)	27,563	1,623,523
Netcompany Group A/S(c)	19,581	1,438,503
NKT A/S(a)	21,182	891,753
Novo Nordisk A/S, Class B	737,648	73,372,553
Novozymes A/S, Class B	88,632	6,084,357
Orsted A/S(c)	82,023	8,739,140
Pandora A/S	44,395	4,827,500
Per Aarsleff Holding A/S	15,102	680,470
Ringkjoebing Landbobank A/S	18,456	2,429,540
Rockwool International A/S, Class B	3,857	1,477,270
Royal Unibrew A/S	23,022	2,646,732
Scandinavian Tobacco Group A/S, Class A(c)	46,611	1,004,801
Schouw & Co. A/S	15,479	1,309,090
SimCorp A/S	18,586	1,732,961
Spar Nord Bank A/S	58,819	845,842
Sydbank A/S	33,099	1,168,312
Topdanmark A/S	21,042	1,203,461
Tryg A/S	146,090	3,461,721
Vestas Wind Systems A/S	439,743	11,899,618

		207,469,967

Finland — 2.1%
Cargotec OYJ, Class B	20,112	1,004,132
Caverion OYJ	69,699	482,128
Elisa OYJ	61,690	3,623,782
Fortum OYJ	201,733	5,491,118
Huhtamaki OYJ	48,896	1,927,661
Kemira OYJ	57,302	842,288
Kesko OYJ, Class B	122,845	3,879,836
Kojamo OYJ	59,714	1,368,997
Kone OYJ, Class B	143,804	9,313,345
Konecranes OYJ	33,643	1,353,276
Metsa Board OYJ, Class B	103,983	1,120,996
Metso Outotec OYJ	284,794	3,054,304
Neles OYJ	48,058	675,441
Neste OYJ	186,044	8,390,495
Nokia OYJ(a)	2,370,809	14,138,613
Nokian Renkaat OYJ	61,531	2,080,361
Nordea Bank Abp	1,411,267	16,762,580

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Orion OYJ, Class B	51,624	$2,099,172
Outokumpu OYJ(a)	175,834	1,139,212
QT Group OYJ(a)	8,950	1,038,964
Revenio Group OYJ	15,637	816,388
Sampo OYJ, Class A	212,287	10,536,403
Sanoma OYJ	43,781	661,268
Stora Enso OYJ, Class R	252,786	5,145,976
TietoEVRY OYJ	49,153	1,462,622
Tokmanni Group Corp.	34,564	723,227
UPM-Kymmene OYJ	231,292	8,429,782
Uponor OYJ	39,106	867,725
Valmet OYJ	62,298	2,379,430
Wartsila OYJ Abp	205,997	2,543,323

		113,352,845

France — 16.0%
Accor SA(a)	80,706	2,966,054
Aeroports de Paris(a)	15,033	2,039,990
Air France-KLM(a)(b)	147,345	666,774
Air Liquide SA	205,205	35,102,211
Airbus SE(a)	257,883	32,929,910
ALD SA(c)	45,693	684,730
Alstom SA	139,295	4,515,905
Alten SA	14,308	2,333,723
Amundi SA(c)	25,797	2,005,364
Aperam SA	23,808	1,341,570
ArcelorMittal SA	297,560	8,838,731
Arkema SA	27,322	4,040,052
Atos SE	43,456	1,557,765
AXA SA	838,613	26,559,708
BioMerieux	18,141	2,127,266
BNP Paribas SA	489,597	34,952,028
Bollore SA	479,143	2,582,679
Bouygues SA	97,105	3,424,608
Bureau Veritas SA	126,356	3,615,340
Capgemini SE	71,090	15,982,195
Carrefour SA	273,105	5,197,622
CGG SA(a)	512,734	426,811
Cie. de Saint-Gobain	222,715	15,070,560
Cie. Generale des Etablissements Michelin SCA	74,363	12,442,700
Cie. Plastic Omnium SA	32,225	749,531
CNP Assurances	77,134	1,898,666
Coface SA(a)	72,197	955,162
Covivio	24,442	2,041,105
Credit Agricole SA	538,826	8,106,338
Danone SA	285,075	17,774,730
Dassault Aviation SA	12,246	1,455,344
Dassault Systemes SE	291,597	14,101,156
Edenred	109,611	4,708,050
Eiffage SA	36,113	3,794,508
Electricite de France SA	207,779	1,998,461
Elis SA(a)	95,470	1,744,014
Engie SA	785,441	12,081,498
Esker SA	2,902	784,774
EssilorLuxottica SA	126,133	23,862,525
Eurazeo SE	21,111	1,677,445
Eurofins Scientific SE	59,291	5,952,986
Europcar Mobility Group(a)(c)	1,534,516	871,630
Eutelsat Communications SA	76,895	953,482
Faurecia SE	51,270	2,272,699
Fnac Darty SA	11,022	654,180

Security	Shares	Value

France (continued)
Gaztransport Et Technigaz SA	10,652	$977,234
Gecina SA	20,523	2,784,812
Getlink SE	193,211	3,047,877
Hermes International	13,857	20,805,163
ICADE	14,684	1,060,280
Imerys SA	19,847	912,077
Interparfums SA	13,916	1,057,373
Ipsen SA	17,480	1,700,817
IPSOS	28,771	1,314,637
JCDecaux SA(a)	35,520	972,329
Kering SA	32,954	24,608,887
Klepierre SA	93,007	2,473,824
Korian SA	36,640	803,260
La Francaise des Jeux SAEM(c)	44,371	1,837,120
Lagardere SA(a)	17,018	463,292
Legrand SA	115,829	11,788,268
L’Oreal SA	109,082	46,594,008
LVMH Moet Hennessy Louis Vuitton SE	121,488	99,787,475
McPhy Energy SA(a)(b)	12,880	241,062
Neoen SA(a)(b)(c)	17,759	631,517
Nexans SA	13,920	1,257,870
Nexity SA	26,237	1,098,589
Orange SA	864,880	10,160,137
Orpea SA	21,590	947,892
Pernod Ricard SA	91,068	19,479,385
Publicis Groupe SA	103,670	7,024,770
Quadient SA	22,683	463,537
Remy Cointreau SA	10,461	2,181,467
Renault SA(a)	90,829	3,609,764
Rexel SA(a)	115,910	2,583,589
Rubis SCA	40,506	1,311,292
Safran SA	148,900	18,027,206
Sanofi	496,353	51,899,667
Sartorius Stedim Biotech	12,417	5,444,992
Schneider Electric SE	234,824	39,778,085
SCOR SE	68,039	2,320,986
SEB SA	12,094	1,835,506
SES SA, Class A	177,342	1,364,475
Societe BIC SA	12,431	707,809
Societe Generale SA	356,926	13,249,211
Sodexo SA	38,234	3,555,901
SOITEC(a)(b)	10,465	1,910,574
Solutions 30 SE(a)(b)	45,679	360,425
Sopra Steria Group SACA	7,975	1,402,108
SPIE SA	59,336	1,376,271
Teleperformance	26,184	9,860,612
Thales SA	46,149	4,257,127
TotalEnergies SE	1,099,939	62,550,695
Trigano SA	5,254	995,438
Ubisoft Entertainment SA(a)	41,180	2,363,093
Unibail-Rodamco-Westfield(a)(b)	56,209	4,282,969
Valeo	100,495	2,812,715
Vallourec SA(a)	79,790	709,769
Valneva SE(a)(b)	38,701	668,964
Veolia Environnement SA	287,011	10,368,207
Verallia SA(c)	32,249	1,011,486
Vicat SA	18,700	774,933
Vinci SA	233,338	25,575,369
Virbac SA	2,256	907,574
Vivendi SE	338,274	4,433,205

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Wendel SE	12,351	$1,341,520
Worldline SA/France(a)(c)	109,922	5,327,939

		885,297,015

Germany — 12.2%
Aareal Bank AG	28,239	909,649
adidas AG	83,382	22,881,454
ADLER Group SA(c)	40,241	475,943
AIXTRON SE	56,470	1,174,177
Allianz SE, Registered	178,876	45,926,863
alstria office REIT-AG	96,484	2,109,366
Amadeus Fire AG	3,658	681,859
Aroundtown SA	444,241	2,743,869
AURELIUS Equity Opportunities SE & Co. KGaA	17,191	548,666
Aurubis AG	17,282	1,801,531
BASF SE	399,246	30,577,807
Bayer AG, Registered	432,932	26,302,288
Bayerische Motoren Werke AG	144,814	15,327,534
Bechtle AG	40,839	2,452,071
Beiersdorf AG	43,453	4,321,988
Bilfinger SE	18,905	658,300
Brenntag SE	72,474	6,209,301
CANCOM SE	20,758	1,259,949
Carl Zeiss Meditec AG, Bearer	18,856	3,032,427
Commerzbank AG(a)	455,764	3,935,660
CompuGroup Medical SE & Co. KgaA	14,001	928,021
Continental AG(a)	48,388	4,691,222
Covestro AG(c)	88,502	5,309,499
CropEnergies AG	16,736	230,511
CTS Eventim AG & Co. KGaA(a)	29,265	2,080,370
Daimler AG, Registered	375,445	29,958,156
Daimler Truck Holding AG(a)	187,703	6,617,257
Delivery Hero SE(a)(c)	72,404	5,588,862
Dermapharm Holding SE	12,130	980,934
Deutsche Bank AG, Registered(a)	910,630	12,679,177
Deutsche Boerse AG	83,110	14,773,001
Deutsche EuroShop AG	28,147	527,767
Deutsche Lufthansa AG, Registered(a)	280,415	2,180,456
Deutsche Pfandbriefbank AG(c)	69,911	862,697
Deutsche Post AG, Registered	431,895	25,991,695
Deutsche Telekom AG, Registered	1,451,219	27,397,527
Draegerwerk AG & Co. KGaA	7,076	390,776
Duerr AG	28,691	1,269,730
E.ON SE	974,498	13,440,734
Eckert & Ziegler Strahlen- und Medizintechnik AG	9,642	840,520
Encavis AG	57,656	908,280
Evonik Industries AG	88,706	2,893,917
Evotec SE(a)	63,978	2,588,850
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	17,725	1,210,736
Freenet AG	65,968	1,796,673
Fresenius Medical Care AG & Co. KGaA	90,497	6,153,196
Fresenius SE & Co. KGaA	184,399	7,612,056
GEA Group AG	68,436	3,233,268
Gerresheimer AG	16,476	1,478,565
Global Fashion Group SA(a)	46,480	212,378
Grand City Properties SA	48,173	1,063,166
GRENKE AG(b)	14,105	445,526
Hannover Rueck SE	25,370	5,118,198
HeidelbergCement AG	65,465	4,555,615
HelloFresh SE(a)	73,926	4,922,046
Henkel AG & Co. KGaA	47,782	3,775,302

Security	Shares	Value

Germany (continued)
HOCHTIEF AG	9,853	$766,428
Hornbach Holding AG & Co. KGaA	6,331	969,902
Hugo Boss AG	29,620	1,876,383
Hypoport SE(a)	1,728	763,619
Indus Holding AG	16,342	627,060
Infineon Technologies AG	577,411	23,978,576
Jenoptik AG	27,883	1,020,473
K+S AG, Registered(a)	94,786	1,809,610
KION Group AG	28,779	2,660,713
Knorr-Bremse AG	30,293	3,071,396
Krones AG	9,073	901,036
LANXESS AG	37,406	2,277,472
LEG Immobilien SE	31,104	4,126,216
Merck KGaA	57,554	12,621,493
METRO AG	63,956	652,847
MorphoSys AG(a)(b)	21,360	684,020
MTU Aero Engines AG	23,539	5,008,844
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	60,525	19,161,301
Nagarro SE(a)	5,050	877,970
Nemetschek SE	26,596	2,458,325
Nordex SE(a)(b)	56,097	900,199
Norma Group SE	17,625	640,096
PATRIZIA AG	25,836	561,657
Pfeiffer Vacuum Technology AG	2,642	520,272
ProSiebenSat.1 Media SE	78,309	1,224,826
Puma SE	48,286	5,164,309
Rational AG	2,157	1,808,248
Rheinmetall AG	20,651	2,159,058
RWE AG	280,399	11,827,865
Salzgitter AG(a)	20,789	711,242
SAP SE	456,920	57,325,733
Scout24 SE(c)	41,031	2,451,374
Siemens AG, Registered	334,014	53,031,771
Siemens Healthineers AG(c)	126,824	8,149,996
Siltronic AG	8,712	1,137,650
Sirius Real Estate Ltd.	493,693	862,925
Sixt SE(a)	7,406	1,203,972
Software AG	27,715	1,067,180
Stabilus SA	14,766	994,365
Stratec SE	4,562	617,517
Stroeer SE & Co. KGaA	15,948	1,194,124
Suedzucker AG	42,746	598,478
Symrise AG	56,041	6,696,864
TAG Immobilien AG	67,148	1,773,266
TeamViewer AG(a)(c)	72,571	1,096,550
Telefonica Deutschland Holding AG	739,494	2,122,918
thyssenkrupp AG(a)	180,936	1,862,136
TUI AG(a)(b)	528,390	1,821,192
Uniper SE	59,735	2,702,996
United Internet AG, Registered	45,163	1,771,141
Varta AG(b)	8,790	957,759
VERBIO Vereinigte BioEnergie AG	12,226	779,296
Vitesco Technologies Group AG(a)	16,341	808,970
Volkswagen AG	14,286	4,136,912
Vonovia SE	320,367	18,246,752
Vossloh AG	9,499	457,943
Wacker Chemie AG	7,915	1,155,116
Zalando SE(a)(c)	99,772	7,918,694

		672,812,432

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland — 1.1%
AIB Group PLC(a)	417,315	$1,102,250
Bank of Ireland Group PLC(a)	457,907	3,086,235
C&C Group PLC(a)	242,099	720,876
Cairn Homes PLC(a)	580,760	812,959
CRH PLC	339,938	17,061,620
Dalata Hotel Group PLC(a)	112,335	535,100
Flutter Entertainment PLC, Class DI(a)	74,035	11,263,963
Glanbia PLC	102,156	1,403,125
Grafton Group PLC	115,298	1,812,326
Hibernia REIT PLC	477,215	681,626
Kerry Group PLC, Class A	69,533	8,760,988
Kingspan Group PLC	68,289	6,573,297
Smurfit Kappa Group PLC	109,393	5,765,626

		59,579,991

Israel — 0.0%
Plus500 Ltd.	45,056	894,635
Tremor International Ltd.(a)	55,008	387,515

		1,282,150

Italy — 3.5%
A2A SpA	812,834	1,544,046
ACEA SpA	28,179	569,511
Amplifon SpA	58,703	2,495,235
Anima Holding SpA(c)	167,012	844,724
Ascopiave SpA	103,534	422,920
Assicurazioni Generali SpA	479,808	10,097,437
Atlantia SpA(a)	216,444	4,016,178
Autogrill SpA(a)	103,469	776,989
Azimut Holding SpA	54,885	1,476,353
Banca Generali SpA	31,103	1,252,691
Banca Mediolanum SpA	125,695	1,221,869
Banca Popolare di Sondrio SCPA	259,590	1,091,895
Banco BPM SpA	669,727	2,087,913
BPER Banca	620,443	1,306,172
Brembo SpA	83,565	1,111,004
Brunello Cucinelli SpA(a)	19,496	1,132,194
Buzzi Unicem SpA	46,253	965,812
Credito Emiliano SpA	82,903	571,849
De’ Longhi SpA	33,171	1,143,123
DiaSorin SpA	11,169	1,721,828
Enav SpA(a)(c)	124,509	572,065
Enel SpA	3,584,436	27,587,962
Eni SpA	1,116,406	16,769,747
ERG SpA	35,606	1,038,270
Ferrari NV	55,240	12,731,306
FinecoBank Banca Fineco SpA	249,072	4,187,464
Gruppo MutuiOnline SpA	16,564	788,412
GVS SpA(c)	37,507	419,977
Hera SpA	567,299	2,358,475
Immobiliare Grande Distribuzione SIIQ SpA(a)	79,218	368,786
Infrastrutture Wireless Italiane SpA(c)	157,926	1,702,822
Interpump Group SpA	30,872	1,906,457
Intesa Sanpaolo SpA	7,184,229	21,350,368
Iren SpA	340,947	1,025,707
Italgas SpA	347,126	2,302,982
Juventus Football Club SpA(a)(b)	1,153,446	493,058
Leonardo SpA(a)	174,544	1,260,693
Mediobanca Banca di Credito Finanziario SpA	274,306	3,142,618
Moncler SpA	92,108	5,911,450
Nexi SpA(a)(c)	201,803	2,951,865

Security	Shares	Value

Italy (continued)
Pirelli & C SpA(c)	179,701	$1,270,530
Poste Italiane SpA(c)	230,636	3,095,735
Prysmian SpA	115,752	3,903,334
Recordati Industria Chimica e Farmaceutica SpA	48,976	2,743,660
Reply SpA	11,282	1,895,948
Salvatore Ferragamo SpA(a)	32,188	689,749
Snam SpA	883,887	4,953,019
Tamburi Investment Partners SpA	121,402	1,236,052
Technogym SpA(c)	70,227	599,350
Telecom Italia SpA	4,331,816	2,041,496
Tenaris SA	220,374	2,690,086
Terna - Rete Elettrica Nazionale	603,414	4,741,272
Tod’s SpA(a)	6,640	357,875
UniCredit SpA	934,997	14,860,295
Unipol Gruppo SpA	234,054	1,316,726

		191,115,354

Netherlands — 7.6%
Aalberts NV	47,002	2,873,238
ABN AMRO Bank NV, CVA(c)	189,307	3,038,199
Adyen NV(a)(c)	8,741	17,787,038
Aegon NV	798,608	4,505,342
AerCap Holdings NV(a)	60,532	3,813,516
Akzo Nobel NV	81,646	8,450,986
Alfen Beheer BV(a)(c)	11,229	837,367
Arcadis NV	37,080	1,623,180
Argenx SE(a)	20,819	5,570,994
ASM International NV	20,982	7,209,003
ASML Holding NV	181,116	122,668,866
ASR Nederland NV	63,826	2,967,628
Basic-Fit NV(a)(b)(c)	29,054	1,386,089
BE Semiconductor Industries NV	32,891	2,757,856
Boskalis Westminster	41,744	1,181,769
CNH Industrial NV	455,958	6,949,754
Corbion NV	29,281	1,222,583
Davide Campari-Milano NV	227,578	2,857,310
Euronext NV(c)	37,846	3,648,820
EXOR NV	46,897	3,932,357
Flow Traders(c)	15,846	614,591
Heineken Holding NV	52,341	4,588,839
Heineken NV	113,236	12,144,181
IMCD NV	26,034	4,478,365
ING Groep NV	1,715,799	25,375,125
InPost SA(a)	86,963	705,989
Intertrust NV(a)(c)	46,700	1,015,186
Iveco Group NV, NVS(a)	98,464	1,047,566
JDE Peet’s NV	43,077	1,289,903
Just Eat Takeaway.com NV(a)(c)	45,289	2,236,409
Just Eat Takeaway.com NV(a)(b)(c)	32,489	1,593,993
Koninklijke Ahold Delhaize NV	454,864	14,748,783
Koninklijke DSM NV	75,901	14,228,432
Koninklijke KPN NV	1,488,202	4,908,844
Koninklijke Philips NV	399,026	13,272,916
Koninklijke Vopak NV	34,302	1,176,932
NN Group NV	125,485	7,022,407
NSI NV	17,197	713,107
OCI NV(a)	47,263	1,293,489
Pharming Group NV(a)(b)	583,777	536,379
PostNL NV	301,003	1,289,412
Prosus NV	410,192	34,126,277
QIAGEN NV(a)	101,842	5,034,279

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Randstad NV	52,622	$3,423,254
Rhi Magnesita NV	19,233	887,114
SBM Offshore NV	70,442	1,114,836
Shop Apotheke Europe NV(a)(b)(c)	7,232	940,246
Signify NV(c)	57,767	3,059,855
Stellantis NV	891,758	17,218,839
STMicroelectronics NV	300,521	14,130,717
Technip Energies NV(a)	75,198	1,150,642
TKH Group NV	21,965	1,267,468
TomTom NV(a)	44,935	429,418
Universal Music Group NV	320,228	7,906,151
Wolters Kluwer NV	116,222	11,828,910

		422,080,749

Norway — 1.5%
Adevinta ASA(a)	121,440	1,274,069
Aker ASA, Class A	17,372	1,486,069
Aker BP ASA	56,397	1,954,112
Aker Carbon Capture ASA(a)	146,851	327,849
Atea ASA(a)	64,054	1,084,798
Austevoll Seafood ASA	75,777	1,003,590
Bakkafrost P/F	23,714	1,634,808
Borregaard ASA	59,380	1,396,629
BW Offshore Ltd.	81,147	248,228
Crayon Group Holding ASA(a)(c)	33,293	643,547
DNB Bank ASA	395,331	9,408,954
Entra ASA(c)	59,384	1,305,326
Equinor ASA	430,069	11,856,064
Gjensidige Forsikring ASA	88,659	2,165,628
Kahoot! ASA(a)(b)	138,329	555,386
Kongsberg Gruppen ASA	59,062	1,789,938
Leroy Seafood Group ASA	156,055	1,300,807
Mowi ASA	183,877	4,513,060
MPC Container Ships AS, NVS(a)	169,281	574,748
NEL ASA(a)(b)	702,001	953,142
Nordic Semiconductor ASA(a)	84,476	2,503,017
Norsk Hydro ASA	568,370	4,368,099
Norwegian Air Shuttle ASA(a)(b)	324,619	442,373
Nykode Therapeutics AS(a)	59,343	376,315
Orkla ASA	328,043	3,134,910
REC Silicon ASA(a)	180,572	317,070
Salmar ASA	28,829	1,965,654
Scatec ASA(c)	61,151	903,202
Schibsted ASA, Class A	34,714	1,028,388
Schibsted ASA, Class B	46,905	1,223,517
SpareBank 1 SMN	108,675	1,799,763
SpareBank 1 SR-Bank ASA	126,313	1,887,422
Storebrand ASA	213,865	2,280,095
Telenor ASA	287,156	4,745,694
TGS ASA	72,175	777,137
Tomra Systems ASA	52,762	2,637,840
Veidekke ASA	65,865	984,493
Yara International ASA	72,956	3,746,132

		80,597,873

Portugal — 0.3%
Banco Comercial Portugues SA, Class R(a)	4,813,142	817,918
EDP - Energias de Portugal SA	1,140,380	5,837,731
Galp Energia SGPS SA	224,412	2,474,430
Jeronimo Martins SGPS SA	119,650	2,875,315
Navigator Co. SA (The)	225,724	851,551

Security	Shares	Value

Portugal (continued)
REN - Redes Energeticas Nacionais SGPS SA	480,212	$1,369,185
Sonae SGPS SA	1,014,712	1,165,905

		15,392,035

Spain — 3.6%
Acciona SA	11,402	1,986,057
Acerinox SA	78,398	999,043
ACS Actividades de Construccion y Servicios SA	103,621	2,616,078
Aena SME SA(a)(c)	32,640	5,274,056
Amadeus IT Group SA(a)	198,210	13,628,960
Applus Services SA	76,029	667,944
Banco Bilbao Vizcaya Argentaria SA	2,922,122	18,656,668
Banco de Sabadell SA(a)	2,521,882	1,961,402
Banco Santander SA	7,559,429	26,507,908
Bankinter SA	296,691	1,739,858
Befesa SA(c)	20,656	1,458,254
CaixaBank SA	1,956,209	6,293,867
Cellnex Telecom SA(c)	224,365	10,173,963
Cia. de Distribucion Integral Logista Holdings SA	31,307	633,404
Cie. Automotive SA	38,605	1,121,363
Corp Financiera Alba SA	13,298	782,552
Ebro Foods SA	36,035	667,169
EDP Renovaveis SA	125,089	2,629,553
Enagas SA	76,645	1,657,223
Endesa SA	150,733	3,374,697
Faes Farma SA	214,476	825,505
Ferrovial SA	208,851	5,803,668
Fluidra SA	45,996	1,464,610
Global Dominion Access SA(c)	95,207	470,283
Grifols SA	129,647	2,286,237
Grupo Catalana Occidente SA	26,562	895,828
Iberdrola SA	2,524,534	28,943,934
Iberdrola SA	40,406	461,209
Indra Sistemas SA(a)	83,668	852,511
Industria de Diseno Textil SA	476,536	14,453,049
Inmobiliaria Colonial Socimi SA	144,327	1,274,471
Lar Espana Real Estate Socimi SA	63,481	383,769
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	312,811	561,527
Mapfre SA	599,143	1,301,214
Merlin Properties Socimi SA	167,323	1,891,499
Miquel y Costas & Miquel SA	39,503	555,633
Naturgy Energy Group SA	84,427	2,673,152
Neinor Homes SA(c)	41,053	499,952
Prosegur Cia. de Seguridad SA	143,145	356,610
Red Electrica Corp. SA	130,938	2,639,477
Repsol SA	674,246	8,568,050
Sacyr SA	260,614	651,488
Siemens Gamesa Renewable Energy SA(a)	108,394	2,345,415
Solaria Energia y Medio Ambiente SA(a)	43,891	766,982
Telefonica SA	2,345,616	10,934,250
Unicaja Banco SA(c)	674,861	691,787
Viscofan SA	18,626	1,128,925
Zardoya Otis SA	98,459	780,768

		197,291,822

Sweden — 6.2%
AAK AB	88,918	1,665,556
AddTech AB, Class B	119,064	2,202,547
AFRY AB	50,979	1,143,371
Alfa Laval AB	137,921	4,659,137

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Arjo AB, Class B	117,012	$1,169,409
Assa Abloy AB, Class B	436,591	11,954,774
Atlas Copco AB, Class A	293,169	17,351,511
Atlas Copco AB, Class B	169,498	8,668,599
Avanza Bank Holding AB	60,194	1,904,448
Axfood AB	57,529	1,465,461
Beijer Ref AB	114,899	2,005,446
BHG Group AB(a)	56,592	542,464
BICO Group AB, Class B(a)(b)	14,799	295,484
Bilia AB, Class A	42,325	635,215
BillerudKorsnas AB	98,173	1,560,949
Biotage AB	48,114	982,429
Boliden AB	121,739	4,929,520
Bonava AB, Class B	49,998	432,702
Bravida Holding AB(c)	116,516	1,394,168
Bure Equity AB	27,911	963,048
Calliditas Therapeutics AB, Class B(a)(b)	22,595	239,117
Castellum AB	113,817	2,680,817
Catena AB	16,734	949,884
Cint Group AB(a)	69,563	925,113
Corem Property Group AB, Class B	353,944	1,015,928
Dometic Group AB(c)	147,662	1,635,699
Electrolux AB, Class B	100,181	2,084,485
Electrolux Professional AB, Class B(a)	133,490	932,201
Elekta AB, Class B	163,047	1,668,657
Embracer Group AB(a)(b)	254,695	2,555,439
Epiroc AB, Class A	294,903	6,292,972
Epiroc AB, Class B	169,411	3,066,144
EQT AB	130,811	5,126,030
Essity AB, Class B	264,539	7,457,455
Evolution AB(c)	76,188	9,479,091
Fabege AB	117,710	1,756,218
Fastighets AB Balder, Class B(a)	45,547	3,017,436
Fingerprint Cards AB, Class B(a)(b)	166,175	332,595
Fortnox AB	270,485	1,390,899
Getinge AB, Class B	105,262	4,115,278
Granges AB	64,537	800,399
H & M Hennes & Mauritz AB, Class B	323,830	6,447,729
Hansa Biopharma AB(a)	24,339	194,095
Hexagon AB, Class B	866,324	11,685,038
Hexatronic Group AB	14,036	569,138
Hexpol AB	126,036	1,503,827
Holmen AB, Class B	46,275	2,247,562
Hufvudstaden AB, Class A	59,009	842,760
Humble Group AB(a)	90,378	232,272
Husqvarna AB, Class B	189,522	2,635,107
Industrivarden AB, Class A	58,855	1,860,519
Industrivarden AB, Class C	72,006	2,236,548
Indutrade AB	128,554	3,198,138
Instalco AB	127,273	925,187
Intrum AB	32,728	985,294
Investment AB Latour, Class B	67,621	2,103,957
Investor AB	217,176	4,940,597
Investor AB, Class B	812,323	17,637,097
JM AB	33,200	1,257,493
Kambi Group PLC, Class B(a)	14,626	379,191
Kindred Group PLC	113,792	1,321,972
Kinnevik AB, Class B(a)	104,840	3,133,522
L E Lundbergforetagen AB, Class B	33,734	1,723,691
Lifco AB, Class B	113,160	2,652,498

Security	Shares	Value

Sweden (continued)
Lindab International AB	45,742	$1,327,949
Loomis AB	36,580	939,278
Lundin Energy AB	94,494	3,842,871
Millicom International Cellular SA, SDR(a)	47,698	1,273,243
MIPS AB	14,129	1,404,757
Modern Times Group MTG AB, Class B(a)	49,905	667,937
Munters Group AB(c)	88,063	618,582
Mycronic AB	38,987	797,694
NCC AB, Class B	47,411	783,788
Nibe Industrier AB, Class B	626,903	5,958,435
Nobia AB	84,143	459,777
Nolato AB, Class B	117,771	1,206,835
Nordic Entertainment Group AB, Class B(a)	35,099	1,358,912
Nordnet AB publ	57,063	889,330
Nyfosa AB	113,378	1,764,936
Pandox AB(a)	49,482	719,381
Paradox Interactive AB	21,466	444,911
Peab AB, Class B	98,232	1,104,133
PowerCell Sweden AB(a)	22,782	363,771
Ratos AB, Class B	144,152	756,688
Re:NewCell AB(a)	11,890	219,868
Saab AB, Class B	38,870	921,763
Sagax AB, Class B	73,323	2,140,312
Samhallsbyggnadsbolaget i Norden AB	406,355	2,450,777
Sandvik AB	491,864	12,953,002
SAS AB(a)	1,987,280	335,786
Scandic Hotels Group AB(a)(c)	94,744	399,732
Sdiptech AB, Class B(a)	14,704	609,464
Sectra AB(a)	64,555	1,063,336
Securitas AB, Class B	134,701	1,626,951
Sinch AB(a)(c)	230,809	2,372,931
Skandinaviska Enskilda Banken AB, Class A	704,929	9,112,505
Skanska AB, Class B	148,666	3,639,769
SKF AB, Class B	162,497	3,562,280
SSAB AB, Class A(a)	120,376	712,671
SSAB AB, Class B(a)	250,568	1,304,600
Stillfront Group AB(a)	138,129	672,321
Storytel AB(a)(b)	25,350	399,845
Subsea 7 SA	114,294	859,293
Surgical Science Sweden AB(a)	21,925	470,240
Svenska Cellulosa AB SCA, Class B	269,262	4,688,830
Svenska Handelsbanken AB, Class A	634,117	6,758,137
Sweco AB, Class B	91,830	1,290,910
Swedbank AB, Class A	392,947	7,693,198
Swedish Match AB	709,482	5,489,462
Tele2 AB, Class B	224,674	3,269,019
Telefonaktiebolaget LM Ericsson, Class B	1,285,738	16,053,845
Telia Co. AB	1,151,827	4,539,805
Thule Group AB(c)	55,198	2,664,211
Trelleborg AB, Class B	113,211	2,850,527
Troax Group AB	25,875	906,465
Vitec Software Group AB	15,243	685,761
Vitrolife AB	32,316	1,328,911
Volvo AB, Class A	86,753	1,984,384
Volvo AB, Class B	615,949	13,899,763
Wallenstam AB, Class B	87,796	1,381,787
Wihlborgs Fastigheter AB	73,134	1,512,034

		343,669,030

Switzerland — 14.7%
ABB Ltd., Registered	712,985	24,720,458

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Adecco Group AG, Registered	68,265	$3,251,681
Alcon Inc.	219,242	16,905,446
Allreal Holding AG, Registered	10,234	2,220,583
ALSO Holding AG, Registered(a)	3,881	1,092,193
Arbonia AG	54,364	1,314,439
Aryzta AG(a)	559,779	642,615
Bachem Holding AG, Class B, Registered	3,162	1,886,169
Baloise Holding AG, Registered	20,066	3,515,090
Banque Cantonale Vaudoise, Registered	13,681	1,131,194
Barry Callebaut AG, Registered	1,547	3,551,336
Belimo Holding AG, Registered	4,453	2,459,037
BKW AG	11,387	1,358,423
Bossard Holding AG, Class A, Registered	3,373	1,057,516
Bucher Industries AG, Registered	3,711	1,708,675
Burckhardt Compression Holding AG	2,270	1,073,647
Bystronic AG, Registered	634	833,266
Cembra Money Bank AG	15,836	1,089,185
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	450	5,222,409
Chocoladefabriken Lindt & Spruengli AG, Registered	49	5,642,152
Cie. Financiere Richemont SA, Class A, Registered	229,629	33,372,854
Clariant AG, Registered	92,012	1,950,202
Coca-Cola HBC AG, Class DI	86,382	2,861,025
Comet Holding AG, Registered	4,285	1,366,985
Credit Suisse Group AG, Registered	1,139,550	10,831,890
Daetwyler Holding AG, Bearer	4,538	1,781,869
DKSH Holding AG	18,151	1,455,317
dormakaba Holding AG	1,548	886,381
Dufry AG, Registered(a)	37,101	1,922,649
Emmi AG, Registered	1,153	1,294,057
EMS-Chemie Holding AG, Registered	3,042	3,076,926
Flughafen Zurich AG, Registered(a)	10,004	1,850,905
Forbo Holding AG, Registered	579	1,114,699
Galenica AG(c)	33,647	2,376,283
Geberit AG, Registered	15,834	10,758,096
Georg Fischer AG, Registered	1,896	2,772,554
Givaudan SA, Registered	3,993	16,542,698
Helvetia Holding AG, Registered	17,151	2,156,508
Holcim Ltd.	227,023	12,304,936
Huber + Suhner AG, Registered	12,217	1,112,262
Idorsia Ltd.(a)(b)	62,394	1,453,377
Implenia AG, Registered(a)	8,149	198,799
Inficon Holding AG, Registered	997	1,217,797
Interroll Holding AG, Registered	301	1,274,016
Julius Baer Group Ltd.	97,374	6,363,359
Kardex Holding AG, Registered	4,021	1,116,125
Kuehne + Nagel International AG, Registered	23,893	6,747,071
Landis+Gyr Group AG(a)	11,138	734,634
Logitech International SA, Registered	76,563	6,433,552
Lonza Group AG, Registered	32,639	22,502,693
Medmix AG(a)(c)	17,203	744,359
Meyer Burger Technology AG(a)(b)	1,198,169	463,713
Mobimo Holding AG, Registered	5,398	1,766,419
Nestle SA, Registered	1,228,983	158,708,757
Novartis AG, Registered	953,076	82,812,288
OC Oerlikon Corp. AG, Registered	112,064	1,088,084
Partners Group Holding AG	9,847	13,728,664
PolyPeptide Group AG(a)(c)	4,852	483,743
PSP Swiss Property AG, Registered	18,879	2,289,154
Relief Therapeutics Holding AG(a)(b)	1,085,339	78,474

Security	Shares	Value

Switzerland (continued)
Roche Holding AG, Bearer	14,038	$5,780,797
Roche Holding AG, NVS	306,159	118,483,273
Schindler Holding AG, Participation Certificates, NVS	17,927	4,499,389
Schindler Holding AG, Registered	8,008	2,008,989
Schweiter Technologies AG, Bearer	496	657,931
Sensirion Holding AG(a)(c)	5,070	621,619
SFS Group AG	9,072	1,323,586
SGS SA, Registered	2,574	7,339,946
Siegfried Holding AG, Registered	2,201	1,781,980
Siemens Energy AG(a)	176,828	3,977,366
SIG Combibloc Group AG(a)	147,721	3,432,133
Sika AG, Registered	62,123	21,735,227
Softwareone Holding AG(a)	51,858	1,018,885
Sonova Holding AG, Registered	24,373	8,682,637
St. Galler Kantonalbank AG, Class A, Registered	1,444	697,786
Stadler Rail AG(b)	23,406	1,113,812
Straumann Holding AG, Registered	4,595	7,614,299
Sulzer AG, Registered	11,196	1,071,630
Swatch Group AG (The), Bearer	12,796	3,732,877
Swatch Group AG (The), Registered	23,652	1,327,706
Swiss Life Holding AG, Registered	13,748	8,848,346
Swiss Prime Site AG, Registered	32,869	3,249,970
Swiss Re AG	129,689	14,130,634
Swisscom AG, Registered	11,291	6,453,652
Swissquote Group Holding SA, Registered	5,790	984,973
Tecan Group AG, Registered	5,359	2,605,612
Temenos AG, Registered	29,876	3,581,080
UBS Group AG, Registered	1,528,308	28,349,420
Valiant Holding AG, Registered	10,439	1,054,314
VAT Group AG(c)	12,429	5,068,637
Vifor Pharma AG	21,740	3,851,176
Vontobel Holding AG, Registered	15,731	1,303,809
VZ Holding AG	7,347	687,406
Zur Rose Group AG(a)	4,562	1,116,757
Zurich Insurance Group AG	65,529	31,343,061

		812,200,403

United Kingdom — 23.0%
3i Group PLC	420,831	7,837,473
888 Holdings PLC	187,170	646,076
Abcam PLC(a)	99,560	1,787,541
Abrdn PLC	909,140	2,973,238
Aclara Resources Inc.(a)	1,779	1,753
Admiral Group PLC	84,189	3,579,777
Airtel Africa PLC(c)	447,301	917,402
AJ Bell PLC	138,825	633,083
Anglo American PLC	568,272	25,052,543
Antofagasta PLC	175,942	3,200,620
AO World PLC(a)	166,732	225,583
Ascential PLC(a)	227,160	1,085,160
Ashmore Group PLC	208,594	799,584
Ashtead Group PLC	197,314	14,113,472
ASOS PLC(a)	31,207	936,310
Associated British Foods PLC	151,955	4,010,989
Assura PLC	1,288,120	1,165,073
Aston Martin Lagonda Global Holdings PLC(a)(c)	37,064	601,601
AstraZeneca PLC	679,186	79,008,305
Auction Technology Group PLC(a)	45,860	661,178
Auto Trader Group PLC(c)	426,624	3,865,911
Avast PLC(c)	302,588	2,495,420
AVEVA Group PLC	58,855	2,335,473

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Aviva PLC	1,698,940	$10,030,539
Avon Protection PLC	15,550	237,365
B&M European Value Retail SA	404,219	3,095,354
Babcock International Group PLC(a)	123,765	506,968
BAE Systems PLC	1,405,196	10,996,718
Balfour Beatty PLC	324,579	1,112,636
Barclays PLC	7,507,573	20,141,449
Barratt Developments PLC	450,571	3,747,415
Beazley PLC(a)	282,206	1,873,622
Bellway PLC	56,102	2,158,755
Berkeley Group Holdings PLC	49,836	2,844,140
Big Yellow Group PLC	85,626	1,720,466
Blue Prism Group PLC(a)	44,613	757,800
Bodycote PLC	90,919	977,766
boohoo Group PLC(a)	457,598	663,748
BP PLC	8,886,586	46,067,366
Breedon Group PLC	720,676	828,697
Brewin Dolphin Holdings PLC	174,735	775,839
British American Tobacco PLC	958,526	40,924,244
British Land Co. PLC (The)	405,728	3,033,844
Britvic PLC	130,370	1,599,998
BT Group PLC	3,915,410	10,370,631
Bunzl PLC	146,057	5,470,852
Burberry Group PLC	180,968	4,590,966
Burford Capital Ltd.	87,991	799,380
Bytes Technology Group PLC	111,344	697,870
Capita PLC(a)	761,154	327,494
Capital & Counties Properties PLC	387,310	900,866
Capricorn Energy PLC(a)	279,484	779,214
Carnival PLC(a)	76,981	1,412,655
Centamin PLC	581,162	700,375
Centrica PLC(a)	2,558,518	2,515,699
Ceres Power Holdings PLC(a)	66,281	554,188
Cineworld Group PLC(a)(b)	511,234	274,671
Clinigen Group PLC	65,191	800,076
Close Brothers Group PLC	66,526	1,156,032
CMC Markets PLC(c)	79,022	244,436
Coats Group PLC	839,238	742,568
Coca-Cola Europacific Partners PLC	92,103	5,263,686
Compass Group PLC	778,156	17,685,637
Computacenter PLC	41,989	1,511,982
ConvaTec Group PLC(c)	712,487	1,691,533
Countryside Properties PLC(a)(c)	230,646	961,918
Cranswick PLC	26,814	1,328,769
Crest Nicholson Holdings PLC	126,968	548,137
Croda International PLC	63,226	6,828,278
Currys PLC	601,425	867,412
CVS Group PLC	44,779	1,187,603
DCC PLC	46,559	3,914,844
Dechra Pharmaceuticals PLC	52,632	2,956,288
Deliveroo PLC(a)(c)	328,633	690,445
Derwent London PLC	48,697	2,250,123
Diageo PLC	1,023,725	51,658,553
Diploma PLC	63,286	2,375,317
Direct Line Insurance Group PLC	591,232	2,437,135
Diversified Energy Co. PLC	494,569	706,385
Domino’s Pizza Group PLC	209,830	1,100,046
Dr. Martens PLC	196,762	817,486
Drax Group PLC	221,345	1,803,312
DS Smith PLC	662,151	3,381,571

Security	Shares	Value

United Kingdom (continued)
Dunelm Group PLC	60,670	$1,093,350
easyJet PLC(a)(b)	144,942	1,224,541
Electrocomponents PLC	216,926	3,284,439
Elementis PLC(a)	316,036	605,252
Energean PLC(a)	67,101	851,453
Entain PLC(a)	265,507	5,748,053
Essentra PLC	191,919	894,354
Eurasia Mining PLC(a)	1,104,288	319,309
Euromoney Institutional Investor PLC	61,258	759,730
Evraz PLC	247,027	1,678,207
Experian PLC	403,791	16,865,496
Ferguson PLC	96,986	15,254,968
Ferrexpo PLC	144,909	475,908
Fevertree Drinks PLC	50,580	1,450,974
Firstgroup PLC(a)(b)	612,867	844,039
Forterra PLC(c)	129,356	461,023
Frasers Group PLC(a)	127,424	1,265,754
Future PLC	55,761	2,378,281
Games Workshop Group PLC	16,146	1,731,137
Gamma Communications PLC	42,570	895,466
GB Group PLC	112,722	1,006,469
Genuit Group PLC	130,442	1,011,216
Genus PLC	29,847	1,540,677
GlaxoSmithKline PLC	2,200,295	49,101,751
Grainger PLC	355,642	1,448,339
Great Portland Estates PLC	125,796	1,303,366
Greatland Gold PLC(a)	2,222,271	412,445
Greggs PLC	50,658	1,837,227
Halfords Group PLC	120,098	528,170
Halma PLC	164,395	5,571,950
Hammerson PLC	1,491,902	786,483
Harbour Energy PLC(a)	198,906	970,582
Hargreaves Lansdown PLC	152,348	2,765,988
Hays PLC	781,722	1,523,289
Helical PLC	99,591	575,942
Helios Towers PLC(a)	365,928	755,921
Hikma Pharmaceuticals PLC	78,343	2,200,901
Hill & Smith Holdings PLC	49,085	993,821
Hiscox Ltd.	162,353	2,134,027
Hochschild Mining PLC	189,094	264,977
HomeServe PLC	131,279	1,353,138
Howden Joinery Group PLC	264,946	2,922,999
HSBC Holdings PLC	8,940,629	63,633,483
IG Design Group PLC	58,724	75,819
IG Group Holdings PLC	174,840	1,924,782
IMI PLC	126,345	2,822,897
Impax Asset Management Group PLC	38,948	576,176
Imperial Brands PLC	411,194	9,749,349
Inchcape PLC	183,776	2,095,635
Indivior PLC(a)	369,482	1,124,853
Informa PLC(a)	670,069	5,068,649
IntegraFin Holdings PLC	161,775	1,079,731
InterContinental Hotels Group PLC(a)	82,018	5,419,207
Intermediate Capital Group PLC	124,867	3,224,763
Intertek Group PLC	71,021	5,154,026
Investec PLC	332,723	1,899,548
IP Group PLC	554,189	728,372
ITM Power PLC(a)	217,291	806,384
ITV PLC(a)	1,642,134	2,511,888
IWG PLC(a)	365,123	1,406,274

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
J D Wetherspoon PLC(a)	47,558	$577,433
J Sainsbury PLC	800,454	3,145,421
JD Sports Fashion PLC	1,300,163	3,333,834
JET2 PLC(a)	76,027	1,354,006
John Wood Group PLC(a)	314,080	945,487
Johnson Matthey PLC	83,242	2,198,311
Jupiter Fund Management PLC	211,697	656,761
Just Group PLC(a)	571,640	665,205
Kainos Group PLC	48,390	994,809
Keywords Studios PLC	40,933	1,387,279
Kingfisher PLC	936,864	4,201,231
Lancashire Holdings Ltd.	125,414	928,542
Land Securities Group PLC	325,107	3,491,792
Learning Technologies Group PLC	327,783	736,636
Legal & General Group PLC	2,578,132	10,080,387
Liontrust Asset Management PLC	42,554	928,284
Lloyds Banking Group PLC	31,060,982	21,555,415
London Stock Exchange Group PLC	145,001	14,197,543
LondonMetric Property PLC	501,044	1,805,301
M&G PLC	1,126,910	3,298,146
Man Group PLC/Jersey	663,244	1,732,609
Marks & Spencer Group PLC(a)	880,668	2,606,256
Marshalls PLC	102,126	972,363
Marston’s PLC(a)	349,164	381,769
Mediclinic International PLC(a)	204,594	882,539
Meggitt PLC(a)	350,023	3,535,319
Melrose Industries PLC	1,956,971	3,986,381
Micro Focus International PLC	170,629	1,049,731
Mitchells & Butlers PLC(a)	143,275	486,163
Mitie Group PLC	729,880	591,412
Mondi PLC	207,322	5,187,026
Moneysupermarket.com Group PLC	258,793	661,342
National Express Group PLC(a)	287,322	974,389
National Grid PLC	1,560,649	22,836,846
Natwest Group PLC	2,539,383	8,346,396
Network International Holdings PLC(a)(c)	225,301	796,000
Next PLC	59,842	6,097,042
Ninety One PLC	208,797	728,424
NMC Health PLC(a)(d)	42,009	1
Ocado Group PLC(a)	214,649	4,373,597
OSB Group PLC	261,623	1,943,586
Pagegroup PLC	169,031	1,333,769
Pantheon Resources PLC	333,182	360,485
Paragon Banking Group PLC	164,299	1,258,399
Pearson PLC	335,349	2,799,978
Penno Group PLC	123,363	1,807,588
Persimmon PLC	140,290	4,570,577
Petrofac Ltd.(a)(b)	206,020	331,300
Petropavlovsk PLC(a)	1,228,178	250,872
Pets at Home Group PLC	238,271	1,368,324
Phoenix Group Holdings PLC	306,984	2,748,247
Playtech PLC(a)	168,934	1,326,844
Primary Health Properties PLC	730,490	1,416,732
Provident Financial PLC(a)	133,397	561,898
Prudential PLC	1,136,374	19,154,404
QinetiQ Group PLC	273,171	991,372
Quilter PLC(c)	770,902	1,431,501
Rathbones Group PLC	27,689	699,138
Reach PLC	147,621	518,177
Reckitt Benckiser Group PLC	311,921	25,272,496

Security	Shares	Value

United Kingdom (continued)
Redde Northgate PLC	151,885	$791,578
Redrow PLC	131,768	1,110,098
RELX PLC	844,834	25,987,419
Renalytix PLC(a)	20,432	131,899
Renishaw PLC	18,446	1,139,036
Rentokil Initial PLC	825,337	5,779,616
Restaurant Group PLC (The)(a)	401,385	514,636
Rightmove PLC	373,385	3,290,825
Rolls-Royce Holdings PLC(a)	3,654,019	5,727,603
Rotork PLC	393,470	1,808,436
Royal Mail PLC	367,087	2,193,586
RWS Holdings PLC	138,855	941,200
S4 Capital PLC(a)	161,801	1,131,403
Safestore Holdings PLC	120,636	2,068,349
Sage Group PLC (The)	475,954	4,651,011
Sanne Group PLC	97,659	1,201,775
Savills PLC	77,824	1,418,166
Schroders PLC	53,126	2,435,870
Segro PLC	528,038	9,309,178
Senior PLC(a)	277,053	501,518
Serco Group PLC	564,275	1,020,720
Severn Trent PLC	116,264	4,513,865
Shaftesbury PLC	99,302	833,799
Shell PLC	3,378,849	86,798,284
Smart Metering Systems PLC	57,506	570,768
Smith & Nephew PLC	380,199	6,466,033
Smiths Group PLC	174,853	3,685,478
Softcat PLC	61,475	1,357,568
Spectris PLC	53,188	2,427,162
Spirax-Sarco Engineering PLC	31,695	5,713,204
Spire Healthcare Group PLC(a)(c)	284,943	917,039
Spirent Communications PLC	332,190	1,109,363
SSE PLC	452,537	9,736,795
SSP Group PLC(a)	342,776	1,271,789
St. James’s Place PLC	228,555	4,717,931
Stagecoach Group PLC(a)	247,727	303,349
Standard Chartered PLC	1,181,374	8,603,650
Synthomer PLC	185,632	916,461
Tate & Lyle PLC	225,969	2,161,449
Taylor Wimpey PLC	1,578,425	3,238,228
Telecom Plus PLC	43,273	874,131
Tesco PLC	3,365,513	13,518,160
TP ICAP Group PLC	355,033	673,038
Trainline PLC(a)(c)	237,374	715,107
Travis Perkins PLC	96,452	1,957,020
Tritax Big Box REIT PLC	840,020	2,694,482
Ultra Electronics Holdings PLC	35,394	1,388,620
Unilever PLC	1,128,311	57,861,873
UNITE Group PLC (The)	162,284	2,270,555
United Utilities Group PLC	298,048	4,299,602
Vesuvius PLC	109,849	680,770
Victoria PLC(a)	48,312	617,260
Victrex PLC	40,211	1,120,047
Virgin Money UK PLC(a)	629,423	1,629,217
Vistry Group PLC	105,291	1,459,828
Vodafone Group PLC	12,120,638	21,282,197
Weir Group PLC (The)	119,711	2,818,724
WH Smith PLC(a)	64,580	1,448,883
Whitbread PLC(a)	94,739	3,898,279
Wickes Group PLC	149,792	413,386

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Workspace Group PLC	76,101	$869,575
WPP PLC	542,506	8,506,774
Yougov PLC	51,753	807,390

		1,267,880,145

Total Common Stocks — 98.7% (Cost: $5,060,564,396)		5,445,659,484

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	25,454	2,202,946
Fuchs Petrolub SE, Preference Shares, NVS	36,051	1,557,950
Henkel AG & Co. KGaA, Preference Shares, NVS	79,182	6,476,174
Jungheinrich AG, Preference Shares, NVS	25,302	1,081,947
Porsche Automobil Holding SE, Preference Shares, NVS	69,154	6,476,198
Sartorius AG, Preference Shares, NVS	12,037	6,498,504
Sixt SE, Preference Shares, NVS	7,093	640,856
Volkswagen AG, Preference Shares, NVS	81,984	17,074,987

		42,009,562

Total Preferred Stocks — 0.8% (Cost: $41,030,976)		42,009,562

Rights

Spain — 0.0%
Asc Actividades De Construccio (Expires 02/02/22)(a)(d)	99,526	49,813
Sacyr SA (Expires 02/02/22)(a)(d)	250,279	14,621

		64,434

Total Rights — 0.0% (Cost: $68,657)		64,434

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	27,784,960	$27,793,296
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	1,230,000	1,230,000

		29,023,296

Total Short-Term Investments — 0.5% (Cost: $29,016,723)		29,023,296

Total Investments in Securities — 100.0% (Cost: $5,130,680,752)		5,516,756,776

Other Assets, Less Liabilities — (0.0)%		(2,407,561)

Net Assets — 100.0%		$5,514,349,215

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$26,362,834	$1,433,761	(a)	$—	$(897)	$(2,402)	$27,793,296	27,784,960	$354,173	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	640,000	590,000	(a)	—	—	—	1,230,000	1,230,000	44		—

					$(897)	$(2,402)	$29,023,296		$354,217		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Europe ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	358	03/18/22	$16,827	$(24,940)
FTSE 100 Index	79	03/18/22	7,918	166,726

				$141,786

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts

Unrealized appreciation on futures contracts(a)	$166,726

Liabilities — Derivative Financial Instruments
Futures contracts

Unrealized depreciation on futures contracts(a)	$24,940

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$912,800

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$263,658

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$25,422,421

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Europe ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$79,968,071	$5,365,691,412	$1	$5,445,659,484
Preferred Stocks	—	42,009,562	—	42,009,562
Rights	—	—	64,434	64,434
Money Market Funds	29,023,296	—	—	29,023,296

	$108,991,367	$5,407,700,974	$64,435	$5,516,756,776

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$166,726	$—	$166,726
Liabilities
Futures Contracts	—	(24,940)	—	(24,940)

	$—	$141,786	$—	$141,786

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.1%
Abacus Property Group	156,693	$382,934
Adbri Ltd.	174,808	364,383
AGL Energy Ltd.	226,774	1,145,318
Allkem Ltd.(a)	221,002	1,439,089
ALS Ltd.	206,189	1,730,932
Altium Ltd.	53,797	1,375,269
Alumina Ltd.	1,209,408	1,634,241
AMP Ltd.(a)	1,141,986	711,833
Ampol Ltd.	88,525	1,875,225
Ansell Ltd.	26,774	509,026
APA Group	376,745	2,555,027
Appen Ltd.	55,247	381,404
ARB Corp. Ltd.	25,448	838,485
Aristocrat Leisure Ltd.	192,263	5,573,275
ASX Ltd.	65,701	3,896,629
Atlas Arteria Ltd.	315,147	1,462,883
Aurizon Holdings Ltd.	438,998	1,098,309
AusNet Services Ltd.	939,269	1,728,348
Australia & New Zealand Banking Group Ltd.	892,199	16,861,523
Bank of Queensland Ltd.	108,859	592,165
Bapcor Ltd.	99,409	498,101
Beach Energy Ltd.	666,178	703,704
Bega Cheese Ltd.	168,071	608,599
Bellevue Gold Ltd.(a)	814,293	449,882
Bendigo & Adelaide Bank Ltd.	217,917	1,331,005
BHP Group Ltd.(b)	922,749	29,593,071
BHP Group Ltd.	649,657	20,506,287
BlueScope Steel Ltd.	201,502	2,641,055
Boral Ltd.(a)	123,665	515,434
BrainChip Holdings Ltd.(a)	417,875	426,994
Brambles Ltd.	485,226	3,333,525
Bravura Solutions Ltd.	155,513	238,561
Breville Group Ltd.	37,538	764,511
BWP Trust	149,434	421,475
carsales.com Ltd.	43,338	685,488
Chalice Mining Ltd.(a)	224,707	1,245,320
Challenger Ltd.	169,076	690,654
Charter Hall Group	199,328	2,387,522
Charter Hall Long Wale REIT	249,120	852,180
Charter Hall Retail REIT	174,461	497,813
CIMIC Group Ltd.	67,389	787,250
Cleanaway Waste Management Ltd.	898,199	1,833,586
Cochlear Ltd.	18,555	2,544,501
Coles Group Ltd.	396,491	4,555,166
Commonwealth Bank of Australia	554,119	36,954,050
Computershare Ltd.	201,059	2,786,999
Corporate Travel Management Ltd.(a)	38,284	570,879
Credit Corp. Group Ltd.	28,077	677,452
Cromwell Property Group	558,604	333,245
Crown Resorts Ltd.(a)	153,526	1,322,795
CSL Ltd.	149,867	27,761,750
CSR Ltd.	157,114	625,874
De Grey Mining Ltd.(a)	1,244,964	1,008,666
Deterra Royalties Ltd.	301,410	919,508
Dexus	396,963	2,889,856
Domino’s Pizza Enterprises Ltd.	16,522	1,218,716
Downer EDI Ltd.	300,667	1,163,048
Eagers Automotive Ltd.	74,264	676,454

Security	Shares	Value

Australia (continued)
EML Payments Ltd.(a)	210,919	$449,123
Endeavour Group Ltd./Australia	423,350	1,890,941
Evolution Mining Ltd.	527,221	1,324,606
Flight Centre Travel Group Ltd.(a)	51,275	608,237
Fortescue Metals Group Ltd.	519,776	7,298,748
GDI Property Group	179,645	131,221
Glencore PLC	3,143,133	16,374,508
Gold Road Resources Ltd.	556,511	529,833
Goodman Group	536,098	8,851,903
GPT Group (The)	703,243	2,492,050
GrainCorp Ltd., Class A	99,210	512,497
Growthpoint Properties Australia Ltd.	114,238	319,218
Harvey Norman Holdings Ltd.	186,662	650,582
Healius Ltd.	189,260	599,113
IDP Education Ltd.	54,883	1,147,184
IGO Ltd.	182,228	1,541,833
Iluka Resources Ltd.	136,280	1,013,368
Imugene Ltd.(a)	1,537,294	343,439
Incitec Pivot Ltd.	792,601	1,855,854
Ingenia Communities Group	117,038	457,700
Insignia Financial Ltd.	195,603	490,552
Insurance Australia Group Ltd.	758,346	2,287,455
InvoCare Ltd.	52,182	414,361
IPH Ltd.	91,989	533,767
IRESS Ltd.	59,114	478,222
James Hardie Industries PLC	139,839	4,706,313
JB Hi-Fi Ltd.	49,967	1,634,888
Lendlease Corp. Ltd.	208,239	1,473,612
Link Administration Holdings Ltd.	156,668	600,519
Liontown Resources Ltd.(a)(b)	617,608	625,518
Lynas Rare Earths Ltd.(a)	276,711	1,787,305
Macquarie Group Ltd.	108,460	14,176,969
Magellan Financial Group Ltd.	51,419	684,177
Medibank Pvt Ltd.	1,006,699	2,205,951
Megaport Ltd.(a)	73,360	705,706
Mesoblast Ltd.(a)(b)	265,871	213,634
Metcash Ltd.	276,705	776,571
Mineral Resources Ltd.	58,749	2,334,740
Mirvac Group	1,363,024	2,525,907
Monadelphous Group Ltd.	26,729	170,266
Nanosonics Ltd.(a)	96,708	351,514
National Australia Bank Ltd.	1,009,845	19,485,407
National Storage REIT	331,728	581,540
Newcrest Mining Ltd.	217,293	3,370,510
NEXTDC Ltd.(a)	125,781	965,113
nib holdings Ltd.	287,741	1,269,540
Nine Entertainment Co. Holdings Ltd.	392,410	732,330
Northern Star Resources Ltd.	388,884	2,317,719
Novonix Ltd.(a)(b)	120,424	649,434
Orica Ltd.	139,192	1,379,050
Origin Energy Ltd.	572,284	2,289,994
Orora Ltd.	296,053	728,928
OZ Minerals Ltd.	132,942	2,306,161
Pendal Group Ltd.	170,251	584,713
Perpetual Ltd.	18,527	433,010
Perseus Mining Ltd.	570,020	595,812
Pilbara Minerals Ltd.(a)	897,730	2,076,880
PointsBet Holdings Ltd.(a)	84,909	297,566
PolyNovo Ltd.(a)	345,070	322,269
Premier Investments Ltd.	29,429	603,818

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Pro Medicus Ltd.	22,136	$714,858
Qantas Airways Ltd.(a)	183,671	628,641
QBE Insurance Group Ltd.	457,587	3,633,076
Qube Holdings Ltd.	152,187	314,064
Ramelius Resources Ltd.	459,826	440,724
Ramsay Health Care Ltd.	66,020	2,945,549
REA Group Ltd.	22,248	2,304,820
Reece Ltd.	98,583	1,521,963
Regis Resources Ltd.	283,062	344,307
Reliance Worldwide Corp. Ltd.	181,888	671,714
Rio Tinto Ltd.	115,399	9,174,875
Rio Tinto PLC	341,394	24,063,264
Sandfire Resources Ltd.	124,560	598,559
Santos Ltd.	1,042,375	5,309,578
Scentre Group	1,677,526	3,482,789
SEEK Ltd.	139,185	2,884,359
Seven Group Holdings Ltd.	62,976	973,862
Shopping Centres Australasia Property Group	326,676	652,665
Silver Lake Resources Ltd.(a)	643,000	677,130
Sims Ltd.	83,532	850,459
Sonic Healthcare Ltd.	160,132	4,312,403
South32 Ltd.	1,506,300	4,144,278
Southern Cross Media Group Ltd.	118,276	158,214
St. Barbara Ltd.	276,015	241,844
Star Entertainment Grp Ltd. (The)(a)	299,971	732,746
Steadfast Group Ltd.	528,742	1,739,954
Stockland	878,205	2,531,362
Suncorp Group Ltd.	432,586	3,397,484
Sydney Airport(a)	459,625	2,824,910
Tabcorp Holdings Ltd.	928,290	3,261,622
Technology One Ltd.	97,450	729,024
Telstra Corp. Ltd.	1,400,339	3,892,831
Transurban Group	985,396	8,705,210
Treasury Wine Estates Ltd.	225,033	1,691,400
United Malt Grp Ltd.	302,027	892,056
Uniti Group Ltd.(a)	401,237	1,198,487
Vicinity Centres	1,130,766	1,310,906
Viva Energy Group Ltd.(c)	312,923	477,035
Washington H Soul Pattinson & Co. Ltd.	53,089	1,030,665
Waypoint REIT	541,613	1,040,345
Webjet Ltd.(a)	115,410	404,024
Wesfarmers Ltd.	359,994	13,432,280
Westpac Banking Corp.	1,142,326	16,475,688
Whitehaven Coal Ltd.(a)	322,930	618,306
WiseTech Global Ltd.	43,773	1,425,658
Woodside Petroleum Ltd.	304,186	5,435,501
Woolworths Group Ltd.	412,175	10,054,788
Worley Ltd.	104,712	862,790
Zip Co. Ltd.(a)(b)	164,061	377,681

		487,323,721

Austria — 0.4%
ams-OSRAM AG(a)	89,832	1,510,377
ANDRITZ AG	12,530	666,641
BAWAG Group AG(a)(c)	14,287	857,437
CA Immobilien Anlagen AG	19,537	710,045
Erste Group Bank AG	108,636	5,077,710
IMMOFINANZ AG(a)(b)	25,979	673,932
Lenzing AG(a)	5,144	631,413
Oesterreichische Post AG	10,900	457,515
OMV AG	56,820	3,477,633

Security	Shares	Value

Austria (continued)
Raiffeisen Bank International AG	66,205	$1,860,840
S IMMO AG	16,912	433,419
S&T AG(b)	17,291	317,562
Schoeller-Bleckmann Oilfield Equipment AG(a)	8,377	353,205
Telekom Austria AG(a)	56,323	487,226
UNIQA Insurance Group AG	43,174	400,190
Verbund AG	26,711	2,828,965
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,845	346,939
voestalpine AG	32,786	1,089,975
Wienerberger AG	44,513	1,611,683

		23,792,707

Belgium — 0.8%
Ackermans & van Haaren NV	8,719	1,682,984
Aedifica SA	5,240	630,230
Ageas SA/NV	58,978	2,838,879
Anheuser-Busch InBev SA/NV	226,805	14,298,037
Barco NV	25,901	534,893
Befimmo SA	9,978	374,101
Bekaert SA	12,841	597,835
bpost SA(a)	52,590	388,219
Cie. d’Entreprises CFE	3,029	410,316
Cofinimmo SA	8,160	1,203,769
D’ieteren Group	7,651	1,333,067
Elia Group SA/NV	4,111	554,758
Etablissements Franz Colruyt NV	18,454	749,596
Euronav NV	59,939	493,790
Fagron	24,051	413,434
Galapagos NV(a)	17,408	1,173,035
Gimv NV	11,139	679,019
Groupe Bruxelles Lambert SA	36,835	3,952,502
KBC Ancora	11,288	543,932
KBC Group NV	78,185	6,799,698
Kinepolis Group NV(a)	5,588	338,415
Melexis NV	6,201	650,193
Montea NV	3,536	489,118
Ontex Group NV(a)	28,845	211,233
Proximus SADP	23,076	471,225
Retail Estates NV	3,015	242,828
Shurgard Self Storage SA	10,318	594,762
Sofina SA	3,009	1,198,027
Solvay SA	24,952	3,006,446
Telenet Group Holding NV	15,784	605,925
UCB SA	39,508	3,931,252
Umicore SA	66,836	2,530,120
VGP NV	4,272	1,210,536
Warehouses De Pauw CVA	28,742	1,236,519

		56,368,693

Canada — 10.6%
Agnico Eagle Mines Ltd.	65,663	3,136,058
Air Canada(a)	61,564	1,107,149
Alamos Gold Inc., Class A	56,872	387,901
Algonquin Power & Utilities Corp.	217,108	3,099,957
Alimentation Couche-Tard Inc.	257,499	10,385,850
Allied Properties REIT	33,224	1,169,106
AltaGas Ltd.	102,892	2,113,449
Altus Group Ltd.	12,958	621,931
ARC Resources Ltd.	256,317	3,002,447
Aritzia Inc.(a)	29,940	1,388,948

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Atco Ltd., Class I, NVS	24,089	$811,463
ATS Automation Tooling Systems Inc.(a)	24,769	1,011,298
Aurora Cannabis Inc.(a)	74,436	310,943
B2Gold Corp.	360,333	1,298,293
Badger Infrastructure Solutions Ltd.	13,885	336,325
Ballard Power Systems Inc.(a)	78,498	818,852
Bank of Montreal	206,362	23,357,876
Bank of Nova Scotia (The)	377,106	27,162,668
Barrick Gold Corp.	550,559	10,537,781
Bausch Health Cos Inc.(a)	112,393	2,763,074
Baytex Energy Corp.(a)	256,865	953,784
BCE Inc.	26,441	1,381,176
BlackBerry Ltd.(a)(b)	151,872	1,249,720
Boardwalk REIT	12,721	559,818
Bombardier Inc., Class B(a)	1,118,102	1,486,522
Boralex Inc., Class A	26,504	689,106
Boyd Group Services Inc.	3,807	575,625
Brookfield Asset Management Inc., Class A	444,818	24,495,347
Brookfield Asset Management Reinsurance Partners Ltd., Class A	12,793	713,848
Brookfield Infrastructure Corp., Class A(b)	18,973	1,258,399
Brookfield Renewable Corp., Class A	39,094	1,337,527
BRP Inc.	12,382	1,029,114
CAE Inc.(a)	100,259	2,531,813
Cameco Corp.	140,584	2,732,825
Canada Goose Holdings Inc.(a)	19,396	595,086
Canadian Apartment Properties REIT	20,748	912,576
Canadian Imperial Bank of Commerce	142,567	17,902,328
Canadian National Railway Co.	220,897	26,923,315
Canadian Natural Resources Ltd.	374,161	19,032,569
Canadian Pacific Railway Ltd.	293,461	20,994,645
Canadian Tire Corp. Ltd., Class A, NVS	20,533	2,964,577
Canadian Utilities Ltd., Class A, NVS	21,204	616,028
Canadian Western Bank	42,331	1,286,431
Canfor Corp.(a)	23,088	524,550
Canopy Growth Corp.(a)(b)	77,611	623,990
Capital Power Corp.	17,220	534,827
CCL Industries Inc., Class B, NVS	54,625	2,855,979
Cenovus Energy Inc.	428,072	6,226,686
Centerra Gold Inc.	73,974	597,076
CGI Inc.(a)	77,053	6,578,737
Choice Properties REIT	51,433	587,101
CI Financial Corp.	57,339	1,064,097
Cineplex Inc.(a)(b)	25,216	257,288
Cogeco Communications Inc.	5,096	418,296
Colliers International Group Inc.	8,418	1,228,049
Cominar REIT	26,309	241,948
Constellation Software Inc.	6,631	11,420,824
Converge Technology Solutions Corp.(a)	108,577	851,601
Crescent Point Energy Corp.	197,594	1,273,095
Crombie REIT	21,500	292,778
Cronos Group Inc.(a)	68,272	252,969
Descartes Systems Group Inc. (The)(a)	19,422	1,413,009
Dollarama Inc.	98,330	5,073,724
Dream Industrial REIT	37,792	468,851
Dream Office REIT	9,072	175,424
Dye & Durham Ltd.	29,868	863,744
ECN Capital Corp.	66,445	279,130
Eldorado Gold Corp.(a)	61,129	535,236
Element Fleet Management Corp.	187,776	1,912,992

Security	Shares	Value

Canada (continued)
Emera Inc.	85,937	$4,071,892
Empire Co. Ltd., Class A, NVS	72,337	2,231,882
Enbridge Inc.	646,051	27,312,891
Enerplus Corp.	130,008	1,505,501
Enghouse Systems Ltd.	17,237	607,224
Equinox Gold Corp.(a)	91,884	526,951
ERO Copper Corp.(a)	22,847	284,520
Fairfax Financial Holdings Ltd.	9,522	4,597,887
Finning International Inc.	59,821	1,667,825
First Majestic Silver Corp.	67,404	684,566
First Quantum Minerals Ltd.	198,874	4,898,513
FirstService Corp.	14,483	2,309,373
Fortis Inc.	149,789	7,115,022
Franco-Nevada Corp.	60,166	7,955,080
George Weston Ltd.	28,158	3,070,654
GFL Environmental Inc.	58,643	1,926,548
Gibson Energy Inc.	51,168	984,596
Gildan Activewear Inc.	69,087	2,750,110
goeasy Ltd.	5,936	688,233
Granite REIT	18,773	1,424,867
Great-West Lifeco Inc.	108,690	3,395,414
H&R Real Estate Investment Trust	49,438	502,489
Home Capital Group Inc.(a)	19,072	540,435
Hudbay Minerals Inc.	83,588	600,369
Hut 8 Mining Corp.(a)	49,861	294,973
Hydro One Ltd.(c)	122,032	3,152,681
iA Financial Corp. Inc.	40,674	2,646,538
IAMGOLD Corp.(a)	139,247	339,587
IGM Financial Inc.	21,154	743,215
Imperial Oil Ltd.	86,557	3,541,541
Innergex Renewable Energy Inc.	41,426	607,792
Intact Financial Corp.	51,009	6,911,285
Interfor Corp.	20,862	621,683
InterRent REIT	29,773	373,348
Ivanhoe Mines Ltd., Class A(a)	175,622	1,504,562
Keyera Corp.	78,035	1,836,154
Killam Apartment REIT	30,181	519,261
Kinaxis Inc.(a)	6,065	786,687
Kinross Gold Corp.	378,037	2,043,122
Kirkland Lake Gold Ltd.	94,518	3,560,179
Knight Therapeutics Inc.(a)	32,998	144,073
Labrador Iron Ore Royalty Corp.	17,437	537,040
Laurentian Bank of Canada	14,701	511,641
LifeWorks Inc.	22,930	496,608
Lightspeed Commerce Inc.(a)	35,546	1,153,780
Linamar Corp.	15,925	882,599
Lithium Americas Corp.(a)(b)	46,936	1,229,201
Loblaw Companies Ltd.	59,482	4,589,073
Lundin Mining Corp.	257,798	2,147,725
MAG Silver Corp.(a)	26,424	358,792
Magna International Inc.	95,055	7,658,091
Manulife Financial Corp.	613,185	12,768,758
Maple Leaf Foods Inc.	29,310	712,949
MEG Energy Corp.(a)	107,933	1,285,533
Methanex Corp.	24,695	1,123,480
Metro Inc.	77,797	4,161,128
MTY Food Group Inc.	10,471	468,215
National Bank of Canada	114,559	9,165,441
NexGen Energy Ltd.(a)	292,956	1,205,334
NFI Group Inc.	25,091	377,011

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
North West Co. Inc. (The)	15,819	$436,185
Northland Power Inc.	77,609	2,247,404
NorthWest Healthcare Properties REIT	54,200	570,504
Novagold Resources Inc.(a)	73,074	481,737
Nutrien Ltd.	184,217	12,866,133
Nuvei Corp.(a)(c)	18,441	1,123,883
OceanaGold Corp.(a)	231,422	356,832
Onex Corp.	32,135	2,308,340
Open Text Corp.	94,363	4,516,418
Osisko Gold Royalties Ltd.	47,456	524,157
Pan American Silver Corp.	77,753	1,682,716
Parex Resources Inc.	83,702	1,780,515
Parkland Corp.	52,187	1,387,657
Pason Systems Inc.	28,900	286,692
Pembina Pipeline Corp.	181,334	5,757,495
Power Corp. of Canada	186,741	6,002,625
PrairieSky Royalty Ltd.	105,669	1,359,985
Premium Brands Holdings Corp.	6,661	628,712
Pretium Resources Inc.(a)	77,886	1,057,556
Primo Water Corp.	71,967	1,200,818
Prinmaris REIT, NVS	21,668	241,542
Quebecor Inc., Class B	67,023	1,584,952
Real Matters Inc.(a)	27,482	127,124
Restaurant Brands International Inc.	83,082	4,647,076
Richelieu Hardware Ltd.	19,884	781,814
RioCan REIT	62,945	1,095,837
Ritchie Bros Auctioneers Inc.	40,306	2,456,759
Rogers Communications Inc., Class B, NVS	119,707	6,071,282
Royal Bank of Canada	438,918	50,043,178
Russel Metals Inc.	30,380	758,096
Sandstorm Gold Ltd.	69,413	416,647
Saputo Inc.	91,398	2,048,483
Seabridge Gold Inc.(a)	32,320	518,432
Shaw Communications Inc., Class B, NVS	149,205	4,447,451
Shopify Inc., Class A(a)	35,524	34,288,771
Sienna Senior Living Inc.	64,311	747,761
SilverCrest Metals Inc.(a)	80,609	607,508
SmartCentres Real Estate Investment Trust	30,589	739,728
SNC-Lavalin Group Inc.	43,395	956,899
Spin Master Corp.(a)(c)	9,856	338,833
SSR Mining Inc.	47,961	789,697
Stantec Inc.	23,910	1,268,341
Stella-Jones Inc.	17,150	537,645
Summit Industrial Income REIT	57,795	982,081
Sun Life Financial Inc.	189,906	10,755,090
Suncor Energy Inc.	482,938	13,798,771
Superior Plus Corp.	50,023	508,435
TC Energy Corp.	303,055	15,649,239
Teck Resources Ltd., Class B	156,102	4,821,276
TELUS Corp.	137,597	3,237,640
TFI International Inc.	31,485	3,030,476
Thomson Reuters Corp.	52,019	5,584,323
TMX Group Ltd.	22,058	2,243,889
Torex Gold Resources Inc.(a)	35,956	352,446
Toromont Industries Ltd.	29,862	2,520,469
Toronto-Dominion Bank (The)	565,088	45,259,497
Tourmaline Oil Corp.	107,419	3,829,783
TransAlta Corp.	92,947	1,008,330
TransAlta Renewables Inc.	36,617	500,364
Transcontinental Inc., Class A	23,578	391,375

Security	Shares	Value

Canada (continued)
Tricon Residential Inc.	76,259	$1,117,653
Wesdome Gold Mines Ltd.(a)	61,506	528,860
West Fraser Timber Co. Ltd.	25,078	2,321,266
Wheaton Precious Metals Corp.	140,377	5,659,695
Whitecap Resources Inc.	219,146	1,546,426
Winpak Ltd.	14,872	441,077
WSP Global Inc.	38,315	5,109,069
Yamana Gold Inc.	357,117	1,474,936

		730,470,157

Denmark — 2.2%
ALK-Abello A/S(a)	1,777	750,373
Ambu A/S, Class B(b)	43,046	912,100
AP Moller - Maersk A/S, Class A	964	3,229,645
AP Moller - Maersk A/S, Class B, NVS	1,837	6,598,767
Bavarian Nordic A/S(a)(b)	26,167	770,182
Carlsberg A/S, Class B	34,718	5,621,907
Chemometec A/S	10,685	1,107,817
Chr Hansen Holding A/S	34,839	2,793,928
Coloplast A/S, Class B	37,725	5,486,055
Danske Bank A/S	225,729	4,381,678
Demant A/S(a)	43,323	1,916,754
Dfds A/S(a)	12,120	591,654
Drilling Co. of 1972 A/S (The)(a)(b)	9,218	359,560
DSV A/S	63,344	12,870,275
FLSmidth & Co. A/S	22,234	749,511
Genmab A/S(a)	21,431	7,297,887
GN Store Nord A/S	47,235	2,858,377
H Lundbeck A/S	25,849	657,701
ISS A/S(a)	59,313	1,117,472
Jyske Bank A/S, Registered(a)	28,202	1,661,161
Netcompany Group A/S(c)	12,168	893,913
NKT A/S(a)	15,174	638,819
Novo Nordisk A/S, Class B	527,562	52,475,667
Novozymes A/S, Class B	67,807	4,654,775
Orsted A/S(c)	60,608	6,457,479
Pandora A/S	34,381	3,738,581
Ringkjoebing Landbobank A/S	7,042	927,006
Rockwool International A/S, Class B	2,104	805,853
Royal Unibrew A/S	19,716	2,266,657
Schouw & Co. A/S	6,222	526,207
SimCorp A/S	14,415	1,344,057
Sydbank A/S	19,063	672,876
Topdanmark A/S	13,383	765,418
Tryg A/S	71,338	1,690,411
Vestas Wind Systems A/S	326,880	8,845,501
Zealand Pharma A/S(a)(b)	16,453	320,529

		148,756,553

Finland — 1.2%
Admicom OYJ	4,236	360,727
Cargotec OYJ, Class B	12,966	647,354
Citycon OYJ	31,697	253,698
Elisa OYJ	49,051	2,881,344
Fortum OYJ	157,767	4,294,375
Huhtamaki OYJ	42,125	1,660,723
Kemira OYJ	32,312	474,957
Kesko OYJ, Class B	96,452	3,046,261
Kojamo OYJ	41,921	961,077
Kone OYJ, Class B	105,733	6,847,709
Konecranes OYJ	18,081	727,301

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Metsa Board OYJ, Class B	53,947	$581,580
Metso Outotec OYJ	199,438	2,138,894
Neles OYJ	47,968	674,176
Neste OYJ	138,414	6,242,405
Nokia OYJ(a)	1,711,403	10,206,164
Nokian Renkaat OYJ	56,753	1,918,817
Nordea Bank Abp	992,778	11,791,901
Orion OYJ, Class B	42,964	1,747,033
Outokumpu OYJ(a)	107,195	694,506
QT Group OYJ(a)	10,160	1,179,427
Sampo OYJ, Class A	144,383	7,166,135
Stora Enso OYJ, Class R	211,827	4,312,172
TietoEVRY OYJ	25,633	762,749
UPM-Kymmene OYJ	178,178	6,493,963
Uponor OYJ	26,156	580,377
Valmet OYJ	31,262	1,194,031
Wartsila OYJ Abp	112,938	1,394,378
YIT OYJ	40,781	202,589

		81,436,823

France — 9.2%
ABC arbitrage	11,406	90,980
Accor SA(a)	58,183	2,138,303
Aeroports de Paris(a)	7,574	1,027,798
Air France-KLM(a)(b)	84,005	380,145
Air Liquide SA	148,828	25,458,404
Airbus SE(a)	182,124	23,256,000
ALD SA(c)	73,832	1,106,405
Alstom SA	89,735	2,909,184
Alten SA	11,085	1,808,032
Amundi SA(c)	21,468	1,668,843
Aperam SA	16,799	946,616
ArcelorMittal SA	211,117	6,271,025
Arkema SA	20,303	3,002,166
Atos SE	27,701	992,996
AXA SA	608,884	19,283,962
BioMerieux	13,744	1,611,661
BNP Paribas SA	352,365	25,155,120
Bollore SA	283,070	1,525,806
Bouygues SA	53,441	1,884,707
Bureau Veritas SA	96,518	2,761,605
Capgemini SE	50,483	11,349,404
Carrefour SA	195,498	3,720,638
Casino Guichard Perrachon SA(a)	21,609	477,969
CGG SA(a)	206,781	172,129
Cie. de Saint-Gobain	163,234	11,045,631
Cie. Generale des Etablissements Michelin SCA	55,766	9,330,979
Cie. Plastic Omnium SA	41,178	957,771
CNP Assurances	68,487	1,685,819
Coface SA(a)	30,535	403,976
Covivio	16,405	1,369,950
Credit Agricole SA	390,864	5,880,332
Danone SA	205,782	12,830,727
Dassault Aviation SA	7,992	949,789
Dassault Systemes SE	209,211	10,117,103
Edenred	82,758	3,554,651
Eiffage SA	23,040	2,420,886
Electricite de France SA	156,174	1,502,114
Elior Group SA(a)(c)	119,008	717,871
Elis SA(a)	65,906	1,203,949
Engie SA	564,607	8,684,673

Security	Shares	Value

France (continued)
Esker SA	2,891	$781,799
EssilorLuxottica SA	90,994	17,214,738
Eurazeo SE	6,473	514,334
Eurofins Scientific SE	39,473	3,963,202
Europcar Mobility Group(a)(c)	963,993	547,564
Eutelsat Communications SA	66,047	818,969
Faurecia SE	42,494	1,883,676
Fnac Darty SA	15,728	933,492
Gaztransport Et Technigaz SA	6,457	592,377
Gecina SA	12,833	1,741,338
Getlink SE	111,946	1,765,933
Hermes International	9,932	14,912,093
ICADE	8,855	639,388
Imerys SA	16,896	776,462
Ipsen SA	14,016	1,363,767
IPSOS	25,806	1,179,157
JCDecaux SA(a)	42,728	1,169,641
Kering SA	23,862	17,819,302
Klepierre SA	67,687	1,800,356
Korian SA	24,811	543,932
La Francaise des Jeux SAEM(c)	29,347	1,215,072
Lagardere SA(a)	10,247	278,961
Legrand SA	84,254	8,574,785
L’Oreal SA	78,599	33,573,298
LVMH Moet Hennessy Louis Vuitton SE	87,040	71,492,672
Maisons du Monde SA(c)	15,797	360,684
Neoen SA(a)(b)(c)	19,808	704,381
Nexans SA	13,491	1,219,104
Nexity SA	11,408	477,673
Orange SA	626,167	7,355,867
Orpea SA	18,147	796,730
Pernod Ricard SA	65,306	13,968,910
Publicis Groupe SA	70,994	4,810,615
Remy Cointreau SA	7,245	1,510,824
Renault SA(a)	64,681	2,570,579
Rexel SA(a)	57,901	1,290,591
Rubis SCA	36,945	1,196,013
Safran SA	107,668	13,035,280
Sanofi	357,113	37,340,453
Sartorius Stedim Biotech	8,719	3,823,378
Schneider Electric SE	171,761	29,095,508
SCOR SE	34,749	1,185,378
SEB SA	9,458	1,435,441
SES SA, Class A	116,430	895,816
Societe BIC SA	19,522	1,111,563
Societe Generale SA	260,658	9,675,711
Sodexo SA	28,159	2,618,890
SOITEC(a)	6,960	1,270,673
Solutions 30 SE(a)(b)	72,849	574,807
Sopra Steria Group SACA	3,544	623,081
SPIE SA	48,726	1,130,177
Teleperformance	18,490	6,963,134
Thales SA	23,961	2,210,341
TotalEnergies SE	787,643	44,791,227
Trigano SA	4,351	824,353
Ubisoft Entertainment SA(a)	31,548	1,810,366
Unibail-Rodamco-Westfield(a)(b)	39,457	3,006,513
Valeo	82,334	2,304,414
Valneva SE(a)(b)	27,171	469,663
Veolia Environnement SA	210,393	7,600,399

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Verallia SA(c)	23,465	$735,977
Vinci SA	169,180	18,543,233
Virbac SA	1,551	623,957
Vivendi SE	237,678	3,114,858
Wendel SE	11,552	1,254,736
Worldline SA/France(a)(c)	82,879	4,017,160

		636,100,885

Germany — 7.0%
Aareal Bank AG	19,459	626,823
adidas AG	58,781	16,130,517
ADLER Group SA(c)	32,830	388,291
AIXTRON SE	45,637	948,927
Allianz SE, Registered	125,640	32,258,386
alstria office REIT-AG	46,069	1,007,176
Amadeus Fire AG	3,660	682,231
Aroundtown SA	306,528	1,893,280
AURELIUS Equity Opportunities SE & Co. KGaA	14,637	467,153
Aurubis AG	16,071	1,675,292
BASF SE	279,419	21,400,391
Bayer AG, Registered	310,401	18,858,057
Bayerische Motoren Werke AG	109,941	11,636,474
Bechtle AG	15,831	950,531
Beiersdorf AG	31,624	3,145,434
Brenntag SE	56,352	4,828,029
CANCOM SE	12,701	770,913
Carl Zeiss Meditec AG, Bearer	14,854	2,388,824
Ceconomy AG(a)	61,530	273,819
Commerzbank AG(a)	351,122	3,032,045
CompuGroup Medical SE & Co. KgaA	8,878	588,456
Continental AG(a)	34,725	3,366,593
Covestro AG(c)	55,761	3,345,269
CTS Eventim AG & Co. KGaA(a)	26,016	1,849,407
Daimler AG, Registered	273,047	21,787,438
Daimler Truck Holding AG(a)	137,087	4,832,848
Delivery Hero SE(a)(c)	50,045	3,862,971
Dermapharm Holding SE	7,151	578,290
Deutsche Bank AG, Registered(a)	660,224	9,192,644
Deutsche Boerse AG	59,006	10,488,458
Deutsche EuroShop AG	17,387	326,013
Deutsche Lufthansa AG, Registered(a)	207,125	1,610,566
Deutsche Pfandbriefbank AG(c)	57,158	705,326
Deutsche Post AG, Registered	317,043	19,079,834
Deutsche Telekom AG, Registered	1,030,417	19,453,217
Duerr AG	17,108	757,120
E.ON SE	707,423	9,757,110
Eckert & Ziegler Strahlen- und Medizintechnik AG	7,414	646,299
Encavis AG	31,397	494,611
Evonik Industries AG	74,733	2,438,066
Evotec SE(a)	55,353	2,239,842
Fielmann AG	8,020	511,490
flatexDEGIRO AG(a)(b)	45,127	873,243
Fraport AG Frankfurt Airport Services Worldwide(a)	12,559	857,864
Freenet AG	60,726	1,653,905
Fresenius Medical Care AG & Co. KGaA	60,139	4,089,053
Fresenius SE & Co. KGaA	133,628	5,516,211
GEA Group AG	57,102	2,697,792
Gerresheimer AG	9,046	811,793
Grand City Properties SA	31,784	701,465
GRENKE AG(b)	9,837	310,715
Hamborner REIT AG	78,643	865,102

Security	Shares	Value

Germany (continued)
Hannover Rueck SE	14,012	$2,826,811
HeidelbergCement AG	48,755	3,392,790
HelloFresh SE(a)	46,514	3,096,935
Henkel AG & Co. KGaA	39,626	3,130,889
HOCHTIEF AG	6,250	486,164
Hugo Boss AG	26,410	1,673,034
Hypoport SE(a)	1,287	568,737
Infineon Technologies AG	411,201	17,076,249
Jenoptik AG	15,064	551,318
K+S AG, Registered(a)	61,414	1,172,488
KION Group AG	27,406	2,533,775
Knorr-Bremse AG	23,839	2,417,028
Krones AG	4,470	443,914
LANXESS AG	30,251	1,841,838
LEG Immobilien SE	22,481	2,982,300
Merck KGaA	43,356	9,507,896
METRO AG	40,429	412,689
MorphoSys AG(a)	15,141	484,866
MTU Aero Engines AG	17,652	3,756,154
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	43,370	13,730,287
Nagarro SE(a)	4,672	812,253
Nemetschek SE	25,928	2,396,580
Nordex SE(a)	33,265	533,810
Norma Group SE	11,828	429,563
PATRIZIA AG	16,106	350,134
Pfeiffer Vacuum Technology AG	1,635	321,970
ProSiebenSat.1 Media SE	67,833	1,060,971
Puma SE	31,190	3,335,849
Rational AG	1,224	1,026,099
Rheinmetall AG	18,555	1,939,921
RWE AG	205,166	8,654,367
SAP SE	325,779	40,872,625
Scout24 SE(c)	37,546	2,243,164
Siemens AG, Registered	238,345	37,842,298
Siemens Healthineers AG(c)	88,531	5,689,202
Siltronic AG(b)	7,366	961,884
Sirius Real Estate Ltd.	316,023	552,376
Sixt SE(a)	5,450	885,990
Software AG	16,117	620,593
Stabilus SA	7,888	531,190
Stroeer SE & Co. KGaA	16,856	1,262,112
Suedzucker AG	70,223	983,178
Symrise AG	42,714	5,104,296
TAG Immobilien AG	25,043	661,344
TeamViewer AG(a)(c)	59,888	904,910
Telefonica Deutschland Holding AG	471,625	1,353,927
thyssenkrupp AG(a)	143,729	1,479,214
TUI AG(a)(b)	370,877	1,278,295
Uniper SE	35,759	1,618,087
United Internet AG, Registered	36,560	1,433,760
Varta AG(b)	5,421	590,673
Vitesco Technologies Group AG(a)	9,818	486,046
Volkswagen AG	10,635	3,079,663
Vonovia SE	229,933	13,096,013
Wacker Chemie AG	4,962	724,155
Zalando SE(a)(c)	70,316	5,580,833

		482,435,111

Hong Kong — 2.5%
AIA Group Ltd.	3,833,000	40,015,793

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
ASM Pacific Technology Ltd.	117,100	$1,171,580
Bank of East Asia Ltd. (The)	599,600	1,023,342
BOC Hong Kong Holdings Ltd.	1,238,500	4,782,266
Budweiser Brewing Co. APAC Ltd.(c)	600,400	1,585,977
Cafe de Coral Holdings Ltd.	136,000	230,918
Champion REIT	668,000	335,840
Chow Tai Fook Jewellery Group Ltd.	697,000	1,224,611
CITIC Telecom International Holdings Ltd.	666,000	242,491
CK Asset Holdings Ltd.	709,500	4,736,201
CK Hutchison Holdings Ltd.	766,500	5,447,764
CK Infrastructure Holdings Ltd.	267,500	1,648,433
CLP Holdings Ltd.	429,000	4,293,219
Comba Telecom Systems Holdings Ltd.(a)(b)	1,538,000	356,252
Dah Sing Financial Holdings Ltd.	122,000	395,565
ESR Cayman Ltd.(a)(c)	704,000	2,387,052
Futu Holdings Ltd., ADR(a)	17,369	751,209
Galaxy Entertainment Group Ltd.(a)	696,000	4,030,719
Haitong International Securities Group Ltd.	943,000	215,875
Hang Lung Group Ltd.(b)	255,000	567,510
Hang Lung Properties Ltd.	695,000	1,485,010
Hang Seng Bank Ltd.	276,600	5,476,073
Health and Happiness H&H International Holdings Ltd.	72,500	121,623
Henderson Land Development Co. Ltd.	518,572	2,267,816
HK Electric Investments & HK Electric Investments Ltd., Class SS	1,037,500	1,032,570
HKBN Ltd.	324,500	407,530
HKT Trust & HKT Ltd., Class SS	1,405,000	1,917,256
Hong Kong & China Gas Co. Ltd.	3,743,482	5,769,673
Hong Kong Exchanges & Clearing Ltd.	352,100	20,096,352
Hong Kong Technology Venture Co. Ltd.	227,000	210,356
Hongkong Land Holdings Ltd.(b)	398,900	2,160,408
Hysan Development Co. Ltd.	183,000	560,943
Jardine Matheson Holdings Ltd.	69,000	4,075,343
Johnson Electric Holdings Ltd.	145,000	246,630
K Wah International Holdings Ltd.	610,000	238,825
Kerry Logistics Network Ltd.	144,398	361,022
Kerry Properties Ltd.	281,500	795,199
Link REIT	684,100	5,873,346
Luk Fook Holdings International Ltd.	127,000	334,742
Man Wah Holdings Ltd.	615,600	951,708
Melco International Development Ltd.(a)	221,000	258,044
Melco Resorts & Entertainment Ltd., ADR(a)	86,004	908,202
MTR Corp. Ltd.	412,000	2,230,084
New World Development Co. Ltd.	550,000	2,245,270
NWS Holdings Ltd.	744,000	741,552
Pacific Basin Shipping Ltd.(b)	1,968,000	840,052
PCCW Ltd.	2,872,000	1,512,444
Power Assets Holdings Ltd.	363,000	2,230,493
Sands China Ltd.(a)	620,000	1,728,840
Sino Land Co. Ltd.	1,076,000	1,394,167
SITC International Holdings Co. Ltd.	388,000	1,478,892
SJM Holdings Ltd.(a)	771,000	496,197
Sun Hung Kai Properties Ltd.	381,500	4,654,493
Sunlight REIT	576,000	313,226
Swire Pacific Ltd., Class A	131,500	796,637
Swire Properties Ltd.	473,000	1,260,886
Techtronic Industries Co. Ltd.	421,500	6,954,788
Value Partners Group Ltd.	870,000	429,069
Vitasoy International Holdings Ltd.(b)	236,000	460,819
Vobile Group Ltd.(a)(b)	797,000	546,105

Security	Shares	Value

Hong Kong (continued)
VTech Holdings Ltd.	60,400	$476,798
WH Group Ltd.(c)	3,320,000	2,221,112
Wharf Real Estate Investment Co. Ltd.	600,000	2,853,619
Wynn Macau Ltd.(a)	598,800	541,111
Xinyi Glass Holdings Ltd.	634,000	1,680,712
Yue Yuen Industrial Holdings Ltd.(a)	358,000	604,496

		169,683,150

Ireland — 0.6%
AIB Group PLC(a)	294,607	778,143
Bank of Ireland Group PLC(a)	328,920	2,216,879
Cairn Homes PLC(a)	511,864	716,517
CRH PLC	257,826	12,940,387
Flutter Entertainment PLC, Class DI(a)	52,383	7,969,746
Glanbia PLC	74,594	1,024,558
Glenveagh Properties PLC(a)(c)	513,721	705,170
Grafton Group PLC	82,901	1,303,089
Greencore Group PLC(a)	165,021	274,092
Kerry Group PLC, Class A	50,812	6,402,188
Kingspan Group PLC	47,686	4,590,113
Smurfit Kappa Group PLC	88,108	4,643,787

		43,564,669

Israel — 0.9%
Airport City Ltd.(a)	25,520	622,096
Alony Hetz Properties & Investments Ltd.	47,278	883,193
Amot Investments Ltd.	83,204	705,960
AudioCodes Ltd.	17,348	513,259
Azrieli Group Ltd.	19,337	1,748,359
Bank Hapoalim BM	345,585	3,586,390
Bank Leumi Le-Israel BM	464,955	4,986,638
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	611,354	1,052,405
Big Shopping Centers Ltd.	5,632	905,013
Check Point Software Technologies Ltd.(a)	36,849	4,459,097
Cognyte Software Ltd.(a)	27,947	303,225
Compugen Ltd.(a)(b)	58,534	207,796
CyberArk Software Ltd.(a)(b)	14,119	1,936,421
Elbit Systems Ltd.	11,373	1,894,547
Energix-Renewable Energies Ltd.	179,148	714,878
Enlight Renewable Energy Ltd.(a)	371,984	839,477
First International Bank Of Israel Ltd. (The)	35,077	1,460,391
Fiverr International Ltd.(a)(b)	9,378	800,037
Gav-Yam Lands Corp. Ltd.	47,806	608,067
Gazit-Globe Ltd.	39,119	408,370
Harel Insurance Investments & Financial Services Ltd.	41,324	480,207
ICL Group Ltd.	223,811	2,024,039
Inmode Ltd.(a)(b)	28,897	1,393,702
Isracard Ltd.	202,734	1,123,590
Israel Discount Bank Ltd., Class A	438,392	2,939,789
Kornit Digital Ltd.(a)	13,402	1,408,014
Mehadrin Ltd.(a)	—	2
Melisron Ltd.(a)	11,441	1,007,930
Mivne Real Estate KD Ltd.(b)	393,146	1,681,041
Mizrahi Tefahot Bank Ltd.	64,092	2,477,634
Nano Dimension Ltd., ADR(a)(b)	149,648	549,208
Nice Ltd.(a)	22,259	5,697,806
Nova Ltd.(a)	12,295	1,438,916
Paz Oil Co. Ltd.(a)	3,681	523,597
Phoenix Holdings Ltd. (The)	43,748	522,311
Plus500 Ltd.	44,630	886,176
Radware Ltd.(a)	21,253	714,738

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Israel (continued)
REIT 1 Ltd.(b)	78,454	$569,891
Shapir Engineering and Industry Ltd.(b)	59,765	576,630
Shikun & Binui Ltd.(a)(b)	85,590	553,142
Shufersal Ltd.	114,883	1,080,556
Strauss Group Ltd.	21,248	704,900
Teva Pharmaceutical Industries Ltd., ADR(a)	370,468	3,123,045
Tower Semiconductor Ltd.(a)	31,806	1,096,885
Wix.com Ltd.(a)	18,853	2,476,719
ZIM Integrated Shipping Services Ltd.	12,866	858,420

		64,544,507

Italy — 1.9%
A2A SpA	627,825	1,192,606
ACEA SpA	23,401	472,945
Amplifon SpA	51,404	2,184,983
Anima Holding SpA(c)	87,325	441,678
Ascopiave SpA	48,700	198,932
Assicurazioni Generali SpA	348,102	7,325,718
Atlantia SpA(a)	157,687	2,925,926
Autogrill SpA(a)	69,741	523,712
Azimut Holding SpA	29,493	793,333
Banca Generali SpA	18,061	727,417
Banca Mediolanum SpA	71,183	691,963
Banca Popolare di Sondrio SCPA	169,481	712,876
Banco BPM SpA	565,040	1,761,546
BFF Bank SpA(c)	65,980	504,479
BPER Banca	327,959	690,427
Brembo SpA	102,773	1,366,376
Brunello Cucinelli SpA(a)	15,414	895,139
Buzzi Unicem SpA	29,972	625,847
De’ Longhi SpA	22,429	772,938
DiaSorin SpA	5,213	803,643
Enav SpA(a)(c)	80,494	369,835
Enel SpA	2,502,046	19,257,241
Eni SpA	765,248	11,494,936
ERG SpA	30,343	884,801
Ferrari NV	40,592	9,355,344
FinecoBank Banca Fineco SpA	158,393	2,662,945
Hera SpA	353,801	1,470,883
Infrastrutture Wireless Italiane SpA(c)	49,713	536,026
Interpump Group SpA	11,088	684,724
Intesa Sanpaolo SpA	5,238,813	15,568,906
Iren SpA	224,474	675,309
Italgas SpA	27,509	182,506
Leonardo SpA(a)	99,617	719,512
Mediobanca Banca di Credito Finanziario SpA	226,929	2,599,838
Moncler SpA	68,295	4,383,142
Nexi SpA(a)(c)	146,718	2,146,112
Pirelli & C SpA(c)	114,446	809,161
Poste Italiane SpA(c)	197,126	2,645,944
Prysmian SpA	90,460	3,050,449
Recordati Industria Chimica e Farmaceutica SpA	42,718	2,393,084
Reply SpA	5,902	991,835
Saipem SpA(a)(b)	178,147	272,495
Salvatore Ferragamo SpA(a)	19,008	407,318
Snam SpA	680,074	3,810,917
Societa Cattolica Di Assicurazione SPA(a)	45,550	290,664
Tamburi Investment Partners SpA	55,224	562,262
Technogym SpA(c)	40,249	343,504
Telecom Italia SpA	3,184,144	1,500,622
Tenaris SA	169,214	2,065,580

Security	Shares	Value

Italy (continued)
Terna - Rete Elettrica Nazionale	475,520	$3,736,356
UniCredit SpA	638,522	10,148,295
Unipol Gruppo SpA	238,057	1,339,246

		132,972,276

Japan — 20.7%
77 Bank Ltd. (The)	54,800	725,249
ABC-Mart Inc.	15,100	689,453
Activia Properties Inc.	203	687,124
ADEKA Corp.	30,700	666,096
Advance Residence Investment Corp.	202	594,169
Advantest Corp.	65,300	5,557,849
Aeon Co. Ltd.	217,800	4,963,041
Aeon Delight Co. Ltd.	17,500	473,642
AEON Financial Service Co. Ltd.	69,400	728,379
Aeon Mall Co. Ltd.	33,800	488,628
AEON REIT Investment Corp.	659	838,183
AGC Inc.	51,600	2,368,202
Ai Holdings Corp.	17,600	272,765
Aica Kogyo Co. Ltd.	15,300	421,528
Aiful Corp.	327,000	982,163
Ain Holdings Inc.	7,900	406,066
Air Water Inc.	59,200	902,353
Aisin Corp.	51,100	1,855,593
Ajinomoto Co. Inc.	146,200	4,079,197
Alfresa Holdings Corp.	62,500	891,179
Alps Alpine Co. Ltd.	77,100	840,889
Amada Co. Ltd.	80,900	783,233
Amano Corp.	15,700	314,933
ANA Holdings Inc.(a)	15,200	320,990
AnGes Inc.(a)(b)	63,700	170,704
Anritsu Corp.	42,300	584,117
Aozora Bank Ltd.	38,500	865,592
Arcs Co. Ltd.	16,400	308,275
Ariake Japan Co. Ltd.	7,500	397,726
As One Corp.	12,000	594,566
Asahi Group Holdings Ltd.	132,800	5,420,989
Asahi Holdings Inc.	56,100	1,086,954
Asahi Intecc Co. Ltd.	69,400	1,184,032
Asahi Kasei Corp.	429,200	4,239,604
Asics Corp.	43,600	846,521
Astellas Pharma Inc.	628,300	10,141,116
Atom Corp.	85,400	570,075
Autobacs Seven Co. Ltd.	52,500	636,636
Awa Bank Ltd. (The)	13,900	273,674
Azbil Corp.	24,700	970,159
Bandai Namco Holdings Inc.	61,400	4,315,692
Bank of Kyoto Ltd. (The)	18,900	881,168
BASE Inc.(a)	76,200	307,013
BayCurrent Consulting Inc.	4,100	1,556,026
Benefit One Inc.	29,500	897,193
Benesse Holdings Inc.	53,800	1,049,219
BeNext-Yumeshin Group Co.	22,700	309,661
Bic Camera Inc.	83,500	729,352
BML Inc.	14,800	449,824
Bridgestone Corp.	155,700	6,818,293
Brother Industries Ltd.	73,700	1,357,264
Calbee Inc.	27,300	628,384
Canon Inc.	312,800	7,397,947
Canon Marketing Japan Inc.	18,500	377,845
Capcom Co. Ltd.	44,400	1,071,849

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Casio Computer Co. Ltd.	80,600	$1,008,056
Central Glass Co. Ltd.	13,800	256,035
Central Japan Railway Co.	47,000	6,166,898
Change Inc.(a)	17,400	220,049
Chiba Bank Ltd. (The)	276,600	1,788,128
Chiyoda Corp.(a)	50,500	149,074
Chubu Electric Power Co. Inc.	188,100	1,883,991
Chudenko Corp.	12,200	225,345
Chugai Pharmaceutical Co. Ltd.	223,400	7,255,979
Chugoku Bank Ltd. (The)	79,200	645,862
Chugoku Electric Power Co. Inc. (The)	103,600	814,257
Citizen Watch Co. Ltd.	128,900	551,747
CKD Corp.	17,900	330,442
Coca-Cola Bottlers Japan Holdings Inc.	55,300	648,689
COLOPL Inc.	30,300	166,845
Colowide Co. Ltd.	26,800	387,234
Comforia Residential REIT Inc.	261	698,540
COMSYS Holdings Corp.	47,200	1,123,086
Comture Corp.	14,800	361,110
Concordia Financial Group Ltd.	445,400	1,830,306
Cosmo Energy Holdings Co. Ltd.	23,300	468,419
Cosmos Pharmaceutical Corp.	6,200	774,285
CRE Logistics REIT Inc.	369	641,166
Create Restaurants Holdings Inc.	61,300	392,916
Create SD Holdings Co. Ltd.	10,900	294,182
Credit Saison Co. Ltd.	47,900	534,674
CyberAgent Inc.	123,000	1,434,205
CYBERDYNE Inc.(a)(b)	78,000	242,437
Dai Nippon Printing Co. Ltd.	73,900	1,773,979
Daicel Corp.	81,900	604,126
Daido Steel Co. Ltd.	8,200	316,875
Daifuku Co. Ltd.	26,700	1,853,641
Daihen Corp.	5,500	196,555
Daiichi Jitsugyo Co. Ltd.	4,300	156,833
Dai-ichi Life Holdings Inc.	328,400	7,392,104
Daiichi Sankyo Co. Ltd.	556,200	12,497,805
Daiichikosho Co. Ltd.	20,600	583,724
Daikin Industries Ltd.	74,500	15,640,831
Daio Paper Corp.	55,700	906,231
Daiseki Co. Ltd.	24,360	975,874
Daishi Hokuetsu Financial Group Inc.	17,200	398,824
Daito Trust Construction Co. Ltd.	14,400	1,651,198
Daiwa House Industry Co. Ltd.	149,400	4,359,964
Daiwa House REIT Investment Corp.	573	1,706,948
Daiwa Office Investment Corp.	112	701,759
Daiwa Securities Group Inc.	517,200	3,116,490
Daiwa Securities Living Investments Corp.	663	648,774
Daiwabo Holdings Co. Ltd.	50,000	714,878
DCM Holdings Co. Ltd.	44,700	424,248
DeNA Co. Ltd.	24,500	380,978
Denka Co. Ltd.	24,700	869,890
Denso Corp.	127,000	9,478,477
Dentsu Group Inc.	69,000	2,389,592
Descente Ltd.(a)	18,000	560,879
Dexerials Corp.	22,900	629,697
DIC Corp.	53,300	1,367,427
Digital Arts Inc.	4,700	276,913
Digital Garage Inc.	16,500	583,733
Dip Corp.	11,100	351,420
Disco Corp.	5,500	1,512,245

Security	Shares	Value

Japan (continued)
DMG Mori Co. Ltd.	35,700	$566,480
Dowa Holdings Co. Ltd.	17,600	763,027
DTS Corp.	11,000	234,730
Duskin Co. Ltd.	14,100	338,846
Earth Corp.	8,000	407,719
East Japan Railway Co.	80,500	4,596,782
Ebara Corp.	44,500	2,181,018
EDION Corp.	30,600	285,553
eGuarantee Inc.	10,100	166,182
Eiken Chemical Co. Ltd.	14,400	215,856
Eisai Co. Ltd.	72,300	3,621,147
Elecom Co. Ltd.	20,500	248,118
Electric Power Development Co. Ltd.	58,200	763,721
en Japan Inc.	12,900	310,917
ENEOS Holdings Inc.	1,033,000	4,114,051
eRex Co. Ltd.	13,400	177,095
Euglena Co. Ltd.(a)(b)	65,400	415,063
EXEO Group Inc.	32,100	652,399
Ezaki Glico Co. Ltd.	17,900	580,359
Fancl Corp.	30,400	774,241
FANUC Corp.	61,300	12,121,972
Fast Retailing Co. Ltd.	18,100	10,651,212
FCC Co. Ltd.	15,200	195,461
Ferrotec Holdings Corp.	19,200	479,130
Food & Life Companies Ltd.	29,000	868,900
FP Corp.	15,100	485,012
Freee KK(a)	13,200	521,821
Frontier Real Estate Investment Corp.	170	717,364
Fuji Corp./Aichi	24,300	560,918
Fuji Electric Co. Ltd.	26,200	1,400,292
Fuji Kyuko Co. Ltd.	14,900	534,775
Fuji Oil Holdings Inc.	15,000	303,505
Fuji Seal International Inc.	19,200	361,057
Fuji Soft Inc.	12,400	519,497
FUJIFILM Holdings Corp.	116,200	7,789,583
Fujikura Ltd.(a)	105,100	568,294
Fujimi Inc.	9,700	587,288
Fujitec Co. Ltd.	22,100	525,637
Fujitsu General Ltd.	26,400	535,735
Fujitsu Ltd.	63,800	8,434,253
Fujiya Co. Ltd.	20,500	405,849
Fukuoka Financial Group Inc.	51,400	1,009,452
Fukuoka REIT Corp.	390	548,387
Fukuyama Transporting Co. Ltd.	12,300	387,134
Funai Soken Holdings Inc.	16,200	335,739
Furukawa Electric Co. Ltd.	19,500	401,103
Fuso Chemical Co. Ltd.	5,100	199,532
Future Corp.	27,000	346,404
Fuyo General Lease Co. Ltd.	7,500	497,465
Giken Ltd.	7,600	259,385
Global One Real Estate Investment Corp.	295	290,631
Glory Ltd.	17,300	325,321
GLP J-REIT	1,332	2,144,003
GMO internet Inc.	41,100	879,359
GMO Payment Gateway Inc.	9,300	816,092
GNI Group Ltd.(a)(b)	61,700	563,191
Goldwin Inc.	7,600	394,486
Gree Inc.(b)	47,900	363,902
GS Yuasa Corp.	32,500	695,300
GungHo Online Entertainment Inc.(a)	42,400	890,372

S C H E D U L E O F I N V E S T M E N T S	59

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Gunma Bank Ltd. (The)	296,000	$972,557
H.U. Group Holdings Inc.	17,200	436,844
H2O Retailing Corp.	47,100	325,848
Hachijuni Bank Ltd. (The)	153,200	565,703
Hakuhodo DY Holdings Inc.	70,700	1,082,964
Hamakyorex Co. Ltd.	7,200	178,894
Hamamatsu Photonics KK	51,000	2,609,226
Hankyu Hanshin Holdings Inc.	69,900	2,035,589
Hankyu Hanshin REIT Inc.	325	420,934
Hanwa Co. Ltd.	12,000	329,548
Harmonic Drive Systems Inc.	22,000	870,159
Haseko Corp.	77,900	989,140
Hazama Ando Corp.	60,500	462,951
Heiwa Corp.	21,900	350,225
Heiwa Real Estate Co. Ltd.	18,400	628,548
Heiwa Real Estate REIT Inc.	480	590,466
Heiwado Co. Ltd.	13,600	229,136
Hikari Tsushin Inc.	3,800	456,246
Hino Motors Ltd.	88,600	770,147
Hioki E.E. Corp.	5,600	325,341
Hirogin Holdings Inc.	151,400	882,548
Hirose Electric Co. Ltd.	4,305	641,694
HIS Co. Ltd.(a)(b)	17,200	284,913
Hisamitsu Pharmaceutical Co. Inc.	15,400	469,205
Hitachi Construction Machinery Co. Ltd.	18,200	462,777
Hitachi Ltd.	300,200	15,603,196
Hitachi Metals Ltd.(a)	46,200	833,110
Hitachi Transport System Ltd.	16,300	747,322
Hitachi Zosen Corp.	52,100	346,872
Hogy Medical Co. Ltd.	9,400	252,807
Hokkaido Electric Power Co. Inc.	89,600	390,873
Hokuetsu Corp.	40,600	269,306
Hokuhoku Financial Group Inc.	45,300	356,969
Hokuriku Electric Power Co.	74,500	367,638
Honda Motor Co. Ltd.	510,800	15,044,476
Horiba Ltd.	10,100	543,644
Hoshino Resorts REIT Inc.	155	875,840
Hoshizaki Corp.	8,800	650,271
Hosiden Corp.	54,400	542,867
House Foods Group Inc.	24,000	616,737
Hoya Corp.	120,400	15,612,069
Hulic Co. Ltd.	39,800	384,693
Hulic Reit Inc.	443	635,937
Ibiden Co. Ltd.	27,400	1,531,122
Ichibanya Co. Ltd.	6,400	256,612
Ichigo Inc.	167,300	411,378
Ichigo Office REIT Investment Corp.	676	482,684
Idec Corp./Japan	8,200	174,682
Idemitsu Kosan Co. Ltd.	51,900	1,329,763
IHI Corp.	47,000	949,080
Iida Group Holdings Co. Ltd.	31,800	661,587
Inaba Denki Sangyo Co. Ltd.	16,900	391,643
Inabata & Co. Ltd.	12,900	194,381
Industrial & Infrastructure Fund Investment Corp.	419	700,882
Infocom Corp.	15,900	253,374
Infomart Corp.	73,600	427,762
Information Services International-Dentsu Ltd.	10,200	317,995
INFRONEER Holdings Inc.	96,052	885,104
Inpex Corp.	311,000	3,144,052
Internet Initiative Japan Inc.	23,600	781,587

Security	Shares	Value

Japan (continued)
Invincible Investment Corp.	2,894	$911,640
IR Japan Holdings Ltd.	5,300	236,027
Iriso Electronics Co. Ltd.	12,700	515,669
Isetan Mitsukoshi Holdings Ltd.	142,600	1,120,960
Isuzu Motors Ltd.	150,300	1,841,175
Ito En Ltd.	10,200	549,414
Itochu Advance Logistics Investment Corp.	326	444,682
ITOCHU Corp.	370,200	11,893,217
Itochu Techno-Solutions Corp.	13,300	362,826
Itoham Yonekyu Holdings Inc.	140,600	824,914
Iwatani Corp.	14,000	660,011
Iyo Bank Ltd. (The)	88,800	460,930
Izumi Co. Ltd.	15,200	420,457
J Front Retailing Co. Ltd.	136,200	1,221,889
JAFCO Group Co. Ltd.	39,300	627,533
Japan Airlines Co. Ltd.(a)	42,100	796,851
Japan Airport Terminal Co. Ltd.(a)	17,500	758,246
Japan Aviation Electronics Industry Ltd.	53,100	848,648
Japan Display Inc.(a)(b)	581,200	186,865
Japan Elevator Service Holdings Co. Ltd.	51,000	734,714
Japan Excellent Inc.	483	555,477
Japan Exchange Group Inc.	145,400	2,991,001
Japan Hotel REIT Investment Corp.	1,970	960,397
Japan Lifeline Co. Ltd.	26,400	231,114
Japan Logistics Fund Inc.	339	939,651
Japan Material Co. Ltd.	62,600	914,956
Japan Metropolitan Fund Invest	2,314	1,950,037
Japan Petroleum Exploration Co. Ltd.	18,400	439,760
Japan Post Bank Co. Ltd.	60,600	596,168
Japan Post Holdings Co. Ltd.	730,200	6,232,644
Japan Post Insurance Co. Ltd.	69,500	1,218,590
Japan Prime Realty Investment Corp.	285	931,022
Japan Real Estate Investment Corp.	414	2,276,563
Japan Securities Finance Co. Ltd.	26,500	215,376
Japan Steel Works Ltd. (The)	24,800	824,463
Japan Tobacco Inc.	361,400	7,215,306
JCR Pharmaceuticals Co. Ltd.	23,200	408,627
JCU Corp.	5,700	247,445
Jeol Ltd.	13,400	730,600
JFE Holdings Inc.	142,000	1,824,252
JGC Holdings Corp.	85,600	841,128
JINS Holdings Inc.	12,400	766,570
JMDC Inc.(a)	13,200	612,617
Joyful Honda Co. Ltd.	15,900	211,695
JSR Corp.	62,900	2,085,021
JTEKT Corp.	77,800	676,759
JTOWER Inc.(a)	6,000	274,929
Justsystems Corp.	12,000	519,386
Kadokawa Corp.	39,000	809,801
Kagome Co. Ltd.	26,500	689,566
Kajima Corp.	138,800	1,676,371
Kakaku.com Inc.	51,800	1,072,859
Kaken Pharmaceutical Co. Ltd.	11,600	414,797
Kamigumi Co. Ltd.	49,700	960,377
Kanamoto Co. Ltd.	12,100	235,279
Kandenko Co. Ltd.	81,300	604,920
Kaneka Corp.	16,100	524,456
Kanematsu Corp.	34,300	373,129
Kansai Electric Power Co. Inc. (The)	221,600	2,091,710
Kansai Paint Co. Ltd.	59,000	1,224,710

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Kao Corp.	137,600	$6,876,086
Katitas Co. Ltd.	25,100	765,576
Kato Sangyo Co. Ltd.	8,900	254,805
Kawasaki Heavy Industries Ltd.	51,900	1,005,746
Kawasaki Kisen Kaisha Ltd.(a)	20,900	1,302,673
KDDI Corp.	507,600	16,217,162
Keihan Holdings Co. Ltd.	29,700	688,713
Keikyu Corp.	71,600	732,812
Keio Corp.	19,300	868,126
Keisei Electric Railway Co. Ltd.	49,700	1,402,590
Kenedix Office Investment Corp.	123	746,832
Kenedix Residential Next Investment Corp.	401	699,059
Kenedix Retail REIT Corp.	330	772,432
Kewpie Corp.	34,200	705,533
Keyence Corp.	61,000	31,288,267
KH Neochem Co. Ltd.	13,700	351,427
Kikkoman Corp.	53,300	4,028,836
Kinden Corp.	71,100	1,016,312
Kintetsu Group Holdings Co. Ltd.(a)	42,700	1,240,671
Kintetsu World Express Inc.	10,400	258,737
Kirin Holdings Co. Ltd.	254,600	4,080,765
Kissei Pharmaceutical Co. Ltd.	9,400	189,803
Ki-Star Real Estate Co. Ltd.	5,700	348,790
Kitz Corp.	85,800	498,811
Kiyo Bank Ltd. (The)	58,100	726,562
Kobayashi Pharmaceutical Co. Ltd.	8,200	638,558
Kobe Bussan Co. Ltd.	35,700	1,111,319
Kobe Steel Ltd.	118,300	564,695
Koei Tecmo Holdings Co. Ltd.	28,690	1,037,908
Kohnan Shoji Co. Ltd.	10,500	311,373
Koito Manufacturing Co. Ltd.	19,600	984,126
Kokuyo Co. Ltd.	31,400	457,770
Komatsu Ltd.	293,700	7,380,369
KOMEDA Holdings Co. Ltd.	28,800	533,098
Komeri Co. Ltd.	8,700	202,845
Konami Holdings Corp.	22,000	1,186,016
Konica Minolta Inc.	141,700	597,324
Kose Corp.	7,300	667,436
Kotobuki Spirits Co. Ltd.	8,600	349,728
K’s Holdings Corp.	70,600	694,752
Kubota Corp.	339,100	7,272,178
Kumagai Gumi Co. Ltd.	16,300	415,483
Kura Sushi Inc.	6,000	180,502
Kuraray Co. Ltd.	109,300	981,933
Kureha Corp.	5,600	418,073
Kurita Water Industries Ltd.	14,400	585,554
Kusuri no Aoki Holdings Co. Ltd.	8,500	507,051
Kyocera Corp.	86,100	5,309,899
KYORIN Holdings Inc.	23,100	366,949
Kyoritsu Maintenance Co. Ltd.	9,800	350,576
Kyowa Kirin Co. Ltd.	70,300	1,752,212
Kyudenko Corp.	14,500	370,875
Kyushu Electric Power Co. Inc.	126,800	939,560
Kyushu Financial Group Inc.	152,200	588,078
Kyushu Railway Co.	47,900	1,000,655
LaSalle Logiport REIT	639	1,022,195
Lasertec Corp.	22,800	5,114,892
Lawson Inc.	16,400	718,797
Leopalace21 Corp.(a)	130,100	190,934
Lintec Corp.	13,300	308,931

Security	Shares	Value

Japan (continued)
Lion Corp.	69,700	$910,696
LITALICO Inc.	12,600	314,451
Lixil Corp.	74,000	1,693,871
M&A Capital Partners Co. Ltd.(a)	4,100	176,560
M3 Inc.	141,700	5,447,882
Mabuchi Motor Co. Ltd.	14,200	447,082
Macnica Fuji Electronics Holdings Inc.	13,700	303,112
Makino Milling Machine Co. Ltd.	12,800	442,179
Makita Corp.	70,800	2,649,579
Mandom Corp.	17,400	208,640
Mani Inc.	23,200	335,228
Marubeni Corp.	523,400	5,385,754
Maruha Nichiro Corp.	16,900	361,084
Marui Group Co. Ltd.	62,000	1,196,216
Maruichi Steel Tube Ltd.	21,500	478,931
Maruwa Co. Ltd./Aichi	6,800	894,688
Maruzen Showa Unyu Co. Ltd.	9,000	249,825
Matsui Securities Co. Ltd.	57,000	398,631
MatsukiyoCocokara & Co.	29,490	1,009,384
Mazda Motor Corp.(a)	145,700	1,122,437
McDonald’s Holdings Co. Japan Ltd.	10,100	441,071
Mebuki Financial Group Inc.	536,200	1,196,140
Medipal Holdings Corp.	61,600	1,108,495
Megachips Corp.	7,900	287,992
Megmilk Snow Brand Co. Ltd.	18,200	324,191
Meidensha Corp.	20,500	434,475
MEIJI Holdings Co. Ltd.	28,200	1,759,161
Meiko Electronics Co. Ltd.	11,900	410,937
Meitec Corp.	8,800	515,545
Menicon Co. Ltd.	18,800	417,186
Mercari Inc.(a)	32,100	1,212,281
Milbon Co. Ltd.	9,800	462,700
MinebeaMitsumi Inc.	91,900	2,248,847
Mirai Corp.	1,249	524,987
Mirait Holdings Corp.	28,100	466,512
Misumi Group Inc.	75,900	2,462,338
Mitani Sekisan Co. Ltd.	4,800	270,216
Mitsubishi Chemical Holdings Corp.	382,100	2,997,262
Mitsubishi Corp.	402,300	13,659,058
Mitsubishi Electric Corp.	577,300	7,229,758
Mitsubishi Estate Co. Ltd.	342,600	4,934,270
Mitsubishi Estate Logistics REIT Investment Corp.	236	927,236
Mitsubishi Gas Chemical Co. Inc.	70,700	1,354,280
Mitsubishi HC Capital Inc.	277,530	1,433,354
Mitsubishi Heavy Industries Ltd.	76,900	2,088,557
Mitsubishi Logistics Corp.	21,200	511,738
Mitsubishi Materials Corp.	57,500	1,025,715
Mitsubishi Motors Corp.(a)	215,700	615,868
Mitsubishi UFJ Financial Group Inc.	3,820,800	23,158,937
Mitsui & Co. Ltd.	499,300	12,450,230
Mitsui Chemicals Inc.	56,200	1,503,048
Mitsui Fudosan Co. Ltd.	294,100	6,304,719
Mitsui Fudosan Logistics Park Inc.	219	1,077,112
Mitsui Mining & Smelting Co. Ltd.	18,300	517,486
Mitsui OSK Lines Ltd.	42,500	3,291,304
Miura Co. Ltd.	27,000	797,178
Mixi Inc.	14,500	268,428
Mizuho Financial Group Inc.	698,450	9,461,204
Mizuho Leasing Co. Ltd.	19,600	547,435
Mochida Pharmaceutical Co. Ltd.	20,000	622,089

S C H E D U L E O F I N V E S T M E N T S	61

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Monex Group Inc.	66,700	$338,160
Money Forward Inc.(a)(b)	17,800	810,010
Monogatari Corp. (The)	2,800	152,164
MonotaRO Co. Ltd.	86,300	1,417,978
Mori Hills REIT Investment Corp.	536	656,726
Mori Trust Hotel Reit Inc.	521	535,729
Mori Trust Sogo REIT Inc.	325	393,715
Morinaga & Co. Ltd./Japan	15,200	484,437
Morinaga Milk Industry Co. Ltd.	16,600	804,802
MOS Food Services Inc.	19,200	505,630
MS&AD Insurance Group Holdings Inc.	125,900	4,318,309
Murata Manufacturing Co. Ltd.	184,200	13,848,758
Musashi Seimitsu Industry Co. Ltd.	13,200	198,842
Nabtesco Corp.	23,400	731,460
Nachi-Fujikoshi Corp.	23,300	870,532
Nagase & Co. Ltd.	32,100	512,723
Nagawa Co. Ltd.(b)	3,200	270,602
Nagoya Railroad Co. Ltd.(a)	10,000	157,910
Nakanishi Inc.	27,700	491,162
Nankai Electric Railway Co. Ltd.	49,500	982,762
NEC Corp.	59,000	2,301,784
NEC Networks & System Integration Corp.	61,900	893,233
NET One Systems Co. Ltd.	29,800	707,357
Nexon Co. Ltd.	147,100	2,773,073
Nextage Co. Ltd.	20,800	522,332
NGK Insulators Ltd.	73,100	1,235,224
NGK Spark Plug Co. Ltd.	53,300	906,096
NH Foods Ltd.	13,000	501,334
NHK Spring Co. Ltd.	77,400	606,628
Nichias Corp.	19,300	438,127
Nichicon Corp.	13,600	142,497
Nichiha Corp.	7,000	173,050
Nichirei Corp.	46,200	1,063,126
Nidec Corp.	140,000	12,408,171
Nifco Inc./Japan	23,900	695,754
Nihon Kohden Corp.	25,100	665,727
Nihon M&A Center Holdings Inc.	112,400	1,769,537
Nihon Parkerizing Co. Ltd.	37,500	339,929
Nihon Unisys Ltd.	22,400	589,295
Nikkon Holdings Co. Ltd.	53,800	1,013,486
Nikon Corp.	97,400	1,016,560
Nintendo Co. Ltd.	32,200	15,779,333
Nippn Corp., New	15,000	220,043
Nippon Accommodations Fund Inc.	159	859,385
Nippon Building Fund Inc.	445	2,577,056
Nippon Ceramic Co. Ltd.	8,500	181,791
Nippon Densetsu Kogyo Co. Ltd.	14,800	192,257
Nippon Electric Glass Co. Ltd.	46,700	1,166,581
Nippon Express Holdings Co., NVS	12,000	711,165
Nippon Gas Co. Ltd.	38,700	541,574
Nippon Kayaku Co. Ltd.	49,000	487,183
Nippon Light Metal Holdings Co. Ltd.	52,870	810,165
Nippon Paint Holdings Co. Ltd.	262,900	2,102,520
Nippon Paper Industries Co. Ltd.	34,800	352,620
Nippon Prologis REIT Inc.	524	1,635,004
NIPPON REIT Investment Corp.	193	650,324
Nippon Sanso Holdings Corp.	51,600	1,024,713
Nippon Seiki Co. Ltd.	52,500	468,958
Nippon Shinyaku Co. Ltd.	7,000	457,596
Nippon Shokubai Co. Ltd.	8,700	409,703

Security	Shares	Value

Japan (continued)
Nippon Soda Co. Ltd.	10,100	$289,016
Nippon Steel Corp.	277,400	4,533,980
Nippon Suisan Kaisha Ltd.	98,500	461,510
Nippon Telegraph & Telephone Corp.	405,000	11,590,182
Nippon Yusen KK	44,600	3,496,342
Nipro Corp.	40,300	373,850
Nishimatsu Construction Co. Ltd.	12,900	428,459
Nishimatsuya Chain Co. Ltd.	11,100	141,564
Nishi-Nippon Financial Holdings Inc.	56,300	398,775
Nishi-Nippon Railroad Co. Ltd.	20,500	458,516
Nissan Chemical Corp.	40,000	2,170,331
Nissan Motor Co. Ltd.(a)	750,300	3,971,028
Nissha Co. Ltd.	11,100	141,318
Nisshin Oillio Group Ltd. (The)	17,300	452,983
Nisshin Seifun Group Inc.	63,500	891,678
Nisshinbo Holdings Inc.	43,700	364,036
Nissin Electric Co. Ltd.	14,100	177,869
Nissin Foods Holdings Co. Ltd.	16,700	1,184,575
Nitori Holdings Co. Ltd.	19,100	2,736,315
Nitta Corp.	12,000	294,055
Nitto Boseki Co. Ltd.	11,200	267,280
Nitto Denko Corp.	51,900	4,040,914
Nittoku Co. Ltd.	15,400	407,402
Noevir Holdings Co. Ltd.	13,300	602,391
NOF Corp.	10,600	485,375
Nojima Corp.	8,900	179,482
NOK Corp.	36,300	388,117
Nomura Co. Ltd.	40,400	323,516
Nomura Holdings Inc.	997,100	4,404,735
Nomura Real Estate Holdings Inc.	34,700	812,564
Nomura Real Estate Master Fund Inc.	811	1,125,208
Nomura Research Institute Ltd.	103,300	3,616,107
NS Solutions Corp.	13,800	392,449
NSD Co. Ltd.	30,500	520,936
NSK Ltd.	141,300	963,812
NTN Corp.(a)	362,500	731,118
NTT Data Corp.	204,000	3,910,830
NTT UD REIT Investment Corp.	663	891,672
Obayashi Corp.	141,300	1,144,833
OBIC Business Consultants Co. Ltd.	10,300	388,437
Obic Co. Ltd.	16,000	2,643,547
Odakyu Electric Railway Co. Ltd.	76,100	1,344,744
Ogaki Kyoritsu Bank Ltd. (The)	14,000	247,125
Ohsho Food Service Corp.	9,800	505,789
Oisix ra daichi Inc.(a)(b)	7,200	150,057
Oji Holdings Corp.	296,800	1,579,889
Okamura Corp.	16,100	170,211
Oki Electric Industry Co. Ltd.	40,400	309,037
Okinawa Electric Power Co. Inc. (The)	20,200	246,736
OKUMA Corp.	7,000	305,363
Okumura Corp.	9,200	262,653
Olympus Corp.	375,300	8,398,106
Omron Corp.	59,200	4,328,081
One REIT Inc.	152	394,345
Ono Pharmaceutical Co. Ltd.	84,600	2,051,694
Open House Group Co. Ltd.	27,600	1,428,940
Oracle Corp. Japan	7,000	523,534
Organo Corp.	5,100	372,956
Orient Corp.	160,000	171,004
Oriental Land Co. Ltd./Japan	61,500	10,706,127

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
ORIX Corp.	414,800	$8,556,130
Orix JREIT Inc.	737	1,057,635
Osaka Gas Co. Ltd.	82,300	1,399,625
OSG Corp.	33,200	584,495
Otsuka Corp.	17,000	689,805
Otsuka Holdings Co. Ltd.	122,000	4,162,312
Outsourcing Inc.	60,500	700,838
Paltac Corp.	9,300	356,443
Pan Pacific International Holdings Corp.	138,600	1,865,393
Panasonic Corp.	731,500	8,053,453
Paramount Bed Holdings Co. Ltd.	17,600	292,877
Park24 Co. Ltd.(a)	60,500	915,197
Pasona Group Inc.	13,900	307,379
Penta-Ocean Construction Co. Ltd.	84,000	466,471
PeptiDream Inc.(a)	31,500	565,512
Persol Holdings Co. Ltd.	63,600	1,641,884
Pigeon Corp.	39,400	767,972
Pilot Corp.	11,800	420,285
PKSHA Technology Inc.(a)	9,400	162,348
Pola Orbis Holdings Inc.	26,600	396,456
Prestige International Inc.	72,900	463,361
Prima Meat Packers Ltd.	13,100	287,714
Raito Kogyo Co. Ltd.	12,600	205,682
Raksul Inc.(a)	9,800	319,872
Rakus Co. Ltd.	28,600	576,134
Rakuten Group Inc.(a)	290,400	2,519,329
Recruit Holdings Co. Ltd.	426,900	21,101,060
Relo Group Inc.	36,900	665,918
Renesas Electronics Corp.(a)	369,400	4,239,534
Rengo Co. Ltd.	52,700	393,256
RENOVA Inc.(a)	19,700	280,060
Resona Holdings Inc.	735,300	3,159,905
Resorttrust Inc.	32,100	513,910
Ricoh Co. Ltd.	227,900	1,924,482
Riken Keiki Co. Ltd.	3,800	181,806
Rinnai Corp.	5,000	446,525
Rohm Co. Ltd.	25,400	2,139,623
Rohto Pharmaceutical Co. Ltd.	32,400	894,767
Rorze Corp.	9,100	859,891
Round One Corp.	31,000	378,220
RS Technologies Co. Ltd.	8,800	446,447
Ryohin Keikaku Co. Ltd.	71,300	1,023,823
Saizeriya Co. Ltd.	12,200	282,116
Sakai Moving Service Co. Ltd.	6,200	237,186
Sakata Seed Corp.	17,700	519,890
SAMTY Co. Ltd.	8,900	161,648
San-A Co. Ltd.	7,400	262,447
San-Ai Oil Co. Ltd.	16,500	134,471
SanBio Co. Ltd.(a)(b)	15,800	149,815
Sangetsu Corp.	36,100	499,941
San-in Godo Bank Ltd. (The)	127,500	718,100
Sanken Electric Co. Ltd.	17,400	758,596
Sanki Engineering Co. Ltd.	11,300	139,590
Sankyo Co. Ltd.	15,600	401,665
Sankyu Inc.	18,800	680,141
Sanrio Co. Ltd.	29,300	568,277
Sansan Inc.(a)	44,800	496,633
Santen Pharmaceutical Co. Ltd.	82,900	941,261
Sanwa Holdings Corp.	74,900	811,097
Sapporo Holdings Ltd.	21,000	407,344

Security	Shares	Value

Japan (continued)
Sato Holdings Corp.	7,600	$134,033
Sawai Group Holdings Co. Ltd.	14,700	556,420
SBI Holdings Inc.	71,900	1,854,718
SCREEN Holdings Co. Ltd.	11,000	1,103,915
SCSK Corp.	14,400	243,669
Secom Co. Ltd.	62,300	4,386,795
Sega Sammy Holdings Inc.	73,900	1,240,829
Seibu Holdings Inc.(a)	79,100	776,020
Seiko Epson Corp.	73,900	1,151,103
Seino Holdings Co. Ltd.	45,100	447,458
Seiren Co. Ltd.	16,800	317,633
Sekisui Chemical Co. Ltd.	81,600	1,426,693
Sekisui House Ltd.	218,800	4,432,923
Senko Group Holdings Co. Ltd.	73,200	587,792
Seria Co. Ltd.	20,700	520,920
Seven & i Holdings Co. Ltd.	245,100	12,465,451
Seven Bank Ltd.	479,700	1,013,807
SG Holdings Co. Ltd.	88,800	1,885,070
Sharp Corp./Japan	66,900	743,668
Shibaura Machine Co. Ltd.	10,400	299,470
SHIFT Inc.(a)	5,300	880,600
Shiga Bank Ltd. (The)	14,300	278,614
Shikoku Electric Power Co. Inc.	54,100	376,073
Shima Seiki Manufacturing Ltd.	16,100	243,545
Shimadzu Corp.	69,800	2,518,505
Shimamura Co. Ltd.	9,900	905,811
Shimano Inc.	18,800	4,215,751
Shimizu Corp.	135,200	900,219
Shin-Etsu Chemical Co. Ltd.	115,000	19,240,568
Shinko Electric Industries Co. Ltd.	22,500	1,035,411
Shinsei Bank Ltd.	48,200	893,692
Shionogi & Co. Ltd.	73,200	4,171,862
Ship Healthcare Holdings Inc.	23,600	529,698
Shiseido Co. Ltd.	126,600	6,386,209
Shizuoka Bank Ltd. (The)	142,800	1,122,047
SHO-BOND Holdings Co. Ltd.	13,200	578,031
Shochiku Co. Ltd.(a)	3,500	362,348
Shoei Co. Ltd.	9,200	354,242
Showa Denko KK	42,100	874,576
Skylark Holdings Co. Ltd.	62,700	819,239
SMC Corp.	15,600	8,701,079
SMS Co. Ltd.	27,100	745,050
Softbank Corp.	921,600	11,553,050
SoftBank Group Corp.	379,100	16,793,955
Sohgo Security Services Co. Ltd.	22,000	797,886
Sojitz Corp.	91,260	1,430,206
Sompo Holdings Inc.	80,000	3,743,475
Sony Group Corp.	399,500	44,691,452
Sosei Group Corp.(a)	46,000	613,613
SOSiLA Logistics REIT Inc.	329	460,498
Sotetsu Holdings Inc.(a)	55,500	1,021,957
S-Pool Inc.	32,600	297,215
Square Enix Holdings Co. Ltd.	16,900	828,741
Stanley Electric Co. Ltd.	12,600	294,517
Star Asia Investment Corp.	674	354,701
Starts Corp. Inc.	15,900	346,183
Subaru Corp.	154,700	2,815,748
Sugi Holdings Co. Ltd.	10,600	621,846
SUMCO Corp.	79,900	1,473,043
Sumitomo Bakelite Co. Ltd.	19,300	930,071

S C H E D U L E O F I N V E S T M E N T S	63

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sumitomo Chemical Co. Ltd.	526,200	$2,653,653
Sumitomo Corp.	341,600	5,279,567
Sumitomo Dainippon Pharma Co. Ltd.	68,000	740,128
Sumitomo Electric Industries Ltd.	276,700	3,668,625
Sumitomo Forestry Co. Ltd.	41,100	723,590
Sumitomo Heavy Industries Ltd.	47,800	1,255,345
Sumitomo Metal Mining Co. Ltd.	71,000	3,279,468
Sumitomo Mitsui Construction Co. Ltd.	79,300	299,645
Sumitomo Mitsui Financial Group Inc.	402,500	14,498,433
Sumitomo Mitsui Trust Holdings Inc.	80,000	2,766,495
Sumitomo Osaka Cement Co. Ltd.	12,700	389,451
Sumitomo Realty & Development Co. Ltd.	78,400	2,425,710
Sumitomo Rubber Industries Ltd.	75,300	783,557
Sumitomo Warehouse Co. Ltd. (The)	55,600	998,472
Sundrug Co. Ltd.	23,700	596,810
Suntory Beverage & Food Ltd.	17,100	656,618
Suruga Bank Ltd.	127,900	551,681
Suzuken Co. Ltd.	19,500	578,768
Suzuki Motor Corp.	119,400	5,083,350
Sysmex Corp.	55,800	5,311,651
Systena Corp.	100,800	310,352
T&D Holdings Inc.	154,100	2,277,336
T. Hasegawa Co. Ltd.	9,300	204,077
Tadano Ltd.	73,000	638,507
Taiheiyo Cement Corp.	41,500	825,692
Taikisha Ltd.	14,800	370,102
Taisei Corp.	53,300	1,747,230
Taisho Pharmaceutical Holdings Co. Ltd.	12,200	599,168
Taiyo Holdings Co. Ltd.	13,400	395,334
Taiyo Yuden Co. Ltd.	29,900	1,452,279
Takara Bio Inc.	26,500	531,588
Takara Holdings Inc.	81,400	789,548
Takasago Thermal Engineering Co. Ltd.	39,600	662,062
Takashimaya Co. Ltd.	72,000	683,745
Takeda Pharmaceutical Co. Ltd.	511,254	14,817,769
Takeuchi Manufacturing Co. Ltd.	28,600	714,845
Takuma Co. Ltd.	57,000	728,945
TDK Corp.	127,900	4,619,093
TechnoPro Holdings Inc.	33,300	851,885
Teijin Ltd.	55,400	698,413
Terumo Corp.	212,100	7,742,462
THK Co. Ltd.	40,800	1,019,457
TIS Inc.	62,800	1,651,682
TKC Corp.	15,200	399,426
Toagosei Co. Ltd.	69,900	689,333
Tobu Railway Co. Ltd.	43,400	1,016,567
Tocalo Co. Ltd.	61,500	747,353
Toda Corp.	65,400	422,497
Toei Co. Ltd.	2,700	400,837
Toho Co. Ltd./Tokyo	15,100	584,939
Toho Gas Co. Ltd.	24,600	672,337
Toho Holdings Co. Ltd.	20,600	322,103
Tohoku Electric Power Co. Inc.	600	4,226
Tokai Carbon Co. Ltd.	68,500	710,460
TOKAI Holdings Corp.	60,000	459,736
Tokai Rika Co. Ltd.	61,800	805,098
Tokai Tokyo Financial Holdings Inc.	190,900	671,981
Tokio Marine Holdings Inc.	196,100	11,702,003
Tokuyama Corp.	20,100	319,938
Tokyo Century Corp.	11,200	552,713

Security	Shares	Value

Japan (continued)
Tokyo Electric Power Co. Holdings Inc.(a)	506,500	$1,349,443
Tokyo Electron Ltd.	48,500	23,722,949
Tokyo Gas Co. Ltd.	84,500	1,706,202
Tokyo Ohka Kogyo Co. Ltd.	12,600	746,383
Tokyo Seimitsu Co. Ltd.	18,000	763,495
Tokyo Steel Manufacturing Co. Ltd.	24,800	237,437
Tokyo Tatemono Co. Ltd.	64,300	958,484
Tokyu Construction Co. Ltd.	23,200	142,421
Tokyu Corp.	122,200	1,623,773
Tokyu Fudosan Holdings Corp.	152,900	837,614
Tokyu REIT Inc.	441	712,552
Tomy Co. Ltd.	58,200	568,185
Topcon Corp.	44,700	606,698
Toppan Inc.	75,300	1,432,359
Toray Industries Inc.	456,900	2,887,522
Toridoll Holdings Corp.	24,600	495,315
Toshiba Corp.	127,100	5,263,215
Toshiba TEC Corp.	14,100	531,277
Tosoh Corp.	72,800	1,139,065
Totetsu Kogyo Co. Ltd.	9,700	206,997
TOTO Ltd.	41,900	1,803,395
Towa Pharmaceutical Co. Ltd.	7,500	183,957
Toyo Gosei Co. Ltd.	3,600	384,427
Toyo Ink SC Holdings Co. Ltd.	17,600	292,075
Toyo Seikan Group Holdings Ltd.	75,200	915,998
Toyo Suisan Kaisha Ltd.	12,400	508,062
Toyo Tire Corp.	32,500	459,524
Toyobo Co. Ltd.	30,300	340,998
Toyoda Gosei Co. Ltd.	20,900	439,258
Toyota Boshoku Corp.	23,500	416,548
Toyota Industries Corp.	49,100	3,830,220
Toyota Motor Corp.	3,302,500	65,267,871
Toyota Tsusho Corp.	51,800	2,100,671
Trancom Co. Ltd.	2,400	170,415
Transcosmos Inc.	7,100	180,952
TRE Holdings Corp.	12,200	153,969
Trend Micro Inc/Japan(a)	43,900	2,329,009
Tri Chemical Laboratories Inc.	7,500	202,938
Trusco Nakayama Corp.	23,200	493,740
TS Tech Co. Ltd.	29,200	384,753
Tsubaki Nakashima Co. Ltd.	12,100	149,935
Tsubakimoto Chain Co.	12,800	358,464
Tsumura & Co.	26,900	762,954
Tsuruha Holdings Inc.	5,200	418,831
UACJ Corp.(a)	9,100	209,479
Ube Industries Ltd.	55,400	996,068
Ulvac Inc.	16,600	844,634
Unicharm Corp.	125,200	4,838,166
United Urban Investment Corp.	751	887,347
Universal Entertainment Corp.(a)	14,700	302,253
Ushio Inc.	38,900	604,522
USS Co. Ltd.	71,300	1,163,665
UT Group Co. Ltd.	7,600	217,776
Valor Holdings Co. Ltd.	17,900	344,077
ValueCommerce Co. Ltd.	7,100	218,909
Visional Inc.(a)	5,100	374,604
Wacoal Holdings Corp.	23,700	434,785
Wacom Co. Ltd.	122,800	891,989
WealthNavi Inc.(a)	6,600	94,581
Welcia Holdings Co. Ltd.	29,200	788,629

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
West Holdings Corp.	10,600	$318,494
West Japan Railway Co.	59,900	2,510,035
Yakult Honsha Co. Ltd.	43,700	2,215,654
Yamada Holdings Co. Ltd.	276,700	933,825
Yamaguchi Financial Group Inc.	84,900	526,803
Yamaha Corp.	40,700	1,854,095
Yamaha Motor Co. Ltd.	75,300	1,793,157
Yamato Holdings Co. Ltd.	81,200	1,729,092
Yamato Kogyo Co. Ltd.	19,500	599,990
Yamazaki Baking Co. Ltd.	49,800	712,033
Yaoko Co. Ltd.	6,700	387,359
Yaskawa Electric Corp.	71,300	2,985,357
Yokogawa Bridge Holdings Corp.	9,300	173,725
Yokogawa Electric Corp.	69,900	1,145,346
Yokohama Rubber Co. Ltd. (The)	39,600	577,312
Yoshinoya Holdings Co. Ltd.	19,500	402,951
Z Holdings Corp.	873,600	4,436,722
Zenkoku Hosho Co. Ltd.	17,000	760,888
Zensho Holdings Co. Ltd.	35,400	852,305
Zeon Corp.	42,100	488,530
Zojirushi Corp.	15,400	193,566
ZOZO Inc.	50,900	1,356,353

		1,428,094,337

Netherlands — 4.4%
Aalberts NV	45,104	2,757,213
ABN AMRO Bank NV, CVA(c)	129,031	2,070,826
Adyen NV(a)(c)	6,211	12,638,748
Aegon NV	530,988	2,995,565
AerCap Holdings NV(a)	43,288	2,727,144
Akzo Nobel NV	60,111	6,221,949
Alfen Beheer BV(a)(c)	11,683	871,222
Arcadis NV	21,707	950,225
Argenx SE(a)	15,894	4,253,105
ASM International NV	14,774	5,076,056
ASML Holding NV	129,950	88,014,417
ASR Nederland NV	57,621	2,679,123
Basic-Fit NV(a)(c)	19,575	933,871
BE Semiconductor Industries NV	16,857	1,413,432
Boskalis Westminster	25,808	730,622
CNH Industrial NV	337,343	5,141,813
Corbion NV	16,984	709,141
Davide Campari-Milano NV	195,696	2,457,022
Eurocommercial Properties NV	17,950	434,074
Euronext NV(c)	26,948	2,598,118
EXOR NV	35,946	3,014,105
Flow Traders(c)	34,664	1,344,452
Heineken Holding NV	41,395	3,629,181
Heineken NV	80,769	8,662,204
IMCD NV	18,007	3,097,562
ING Groep NV	1,197,671	17,712,478
InPost SA(a)	92,493	750,883
Intertrust NV(a)(c)	29,329	637,567
Iveco Group NV, NVS(a)	67,359	716,637
Just Eat Takeaway.com NV(a)(c)	48,144	2,377,392
Just Eat Takeaway.com NV(a)(c)	11,938	585,709
Koninklijke Ahold Delhaize NV	325,757	10,562,541
Koninklijke BAM Groep NV(a)	131,867	440,299
Koninklijke DSM NV	55,479	10,400,116
Koninklijke KPN NV	1,183,802	3,904,778
Koninklijke Philips NV	276,400	9,193,972

Security	Shares	Value

Netherlands (continued)
Koninklijke Vopak NV	25,962	$890,779
MFE-MediaForEurope NV(a)	173,543	143,886
MFE-MediaForEurope NV	173,408	221,275
NN Group NV	95,440	5,341,025
NSI NV	5,707	236,652
OCI NV(a)	30,559	836,335
Pharming Group NV(a)(b)	489,491	449,748
PostNL NV	164,382	704,166
Prosus NV	292,775	24,357,668
QIAGEN NV(a)	75,299	3,722,198
Randstad NV	43,458	2,827,102
Rhi Magnesita NV	17,297	797,817
SBM Offshore NV	62,176	984,016
Shop Apotheke Europe NV(a)(c)	5,277	686,073
Signify NV(c)	47,139	2,496,902
Stellantis NV	650,695	12,564,185
STMicroelectronics NV	223,213	10,495,638
TKH Group NV	13,494	778,658
Universal Music Group NV	233,758	5,771,282
Wolters Kluwer NV	83,089	8,456,681

		305,465,648

New Zealand — 0.3%
a2 Milk Co. Ltd. (The)(a)	255,618	942,592
Auckland International Airport Ltd.(a)	394,801	1,874,079
Chorus Ltd.	140,635	643,992
Contact Energy Ltd.	254,217	1,317,794
Fisher & Paykel Healthcare Corp. Ltd.	194,602	3,580,390
Fletcher Building Ltd.	375,798	1,598,297
Goodman Property Trust	423,504	692,692
Infratil Ltd.	388,066	1,936,690
Mercury NZ Ltd.	144,663	531,857
Meridian Energy Ltd.	443,237	1,277,660
Ryman Healthcare Ltd.	198,342	1,296,923
SKYCITY Entertainment Group Ltd.	231,018	414,987
Spark New Zealand Ltd.	627,629	1,793,846
Summerset Group Holdings Ltd.	89,623	722,386
Xero Ltd.(a)	41,084	3,328,028
Z Energy Ltd.	191,041	446,253

		22,398,466

Norway — 0.8%
Adevinta ASA(a)	72,878	764,588
Aker ASA, Class A	11,031	943,635
Aker BP ASA	40,318	1,396,987
Atea ASA(a)	30,245	512,220
Austevoll Seafood ASA	54,758	725,215
Bakkafrost P/F	12,163	838,499
Borregaard ASA	39,068	918,886
DNB Bank ASA	305,076	7,260,867
DNO ASA	464,019	681,308
Entra ASA(c)	18,707	411,201
Equinor ASA	302,655	8,343,538
Gjensidige Forsikring ASA	61,959	1,513,440
Kahoot! ASA(a)(b)	183,406	736,369
Kongsberg Gruppen ASA	32,363	980,796
Leroy Seafood Group ASA	127,992	1,066,886
Mowi ASA	117,406	2,881,602
NEL ASA(a)(b)	451,710	613,310
Nordic Semiconductor ASA(a)	57,733	1,710,624
Norsk Hydro ASA	425,266	3,268,301

S C H E D U L E O F I N V E S T M E N T S	65

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Orkla ASA	202,659	$1,936,690
Salmar ASA	14,934	1,018,248
Scatec ASA(c)	43,128	637,001
Schibsted ASA, Class A	9,319	276,072
Schibsted ASA, Class B	47,667	1,243,394
SpareBank 1 SMN	83,368	1,380,655
SpareBank 1 SR-Bank ASA	96,948	1,448,638
Storebrand ASA	201,069	2,143,672
Telenor ASA	246,961	4,081,410
TGS ASA	66,882	720,145
Tomra Systems ASA	50,176	2,508,553
Veidekke ASA	40,206	600,965
Yara International ASA	60,620	3,112,705

		56,676,420

Portugal — 0.2%
Banco Comercial Portugues SA, Class R(a)	2,693,605	457,736
EDP - Energias de Portugal SA	958,154	4,904,896
Galp Energia SGPS SA	191,046	2,106,527
Jeronimo Martins SGPS SA	80,178	1,926,761
Navigator Co. SA (The)	73,594	277,636
NOS SGPS SA	85,125	335,100
REN - Redes Energeticas Nacionais SGPS SA	133,511	380,668
Sonae SGPS SA	622,109	714,804

		11,104,128

Singapore — 1.2%
Ascendas REIT	909,712	1,865,675
Ascott Residence Trust	710,953	538,685
CapitaLand China Trust	313,180	274,510
CapitaLand Integrated Commercial Trust	1,312,035	1,891,555
Capitaland Investment Ltd/Singapore(a)	827,900	2,124,284
CDL Hospitality Trusts(b)	313,300	263,639
City Developments Ltd.	181,700	954,466
ComfortDelGro Corp. Ltd.	917,400	926,327
DBS Group Holdings Ltd.	574,200	15,082,436
ESR-REIT	862,851	271,447
Frasers Centrepoint Trust	296,819	498,305
Frasers Logistics & Commercial Trust	1,790,687	1,821,751
Genting Singapore Ltd.	2,828,100	1,545,393
Golden Agri-Resources Ltd.	2,311,500	422,365
Keppel Corp. Ltd.	503,700	2,123,705
Keppel DC REIT	412,750	655,197
Keppel Infrastructure Trust	1,121,300	464,805
Keppel REIT	554,200	461,898
Manulife US Real Estate Investment Trust	414,916	268,225
Mapletree Commercial Trust	683,400	914,741
Mapletree Industrial Trust	267,940	499,121
Mapletree Logistics Trust	1,726,634	2,173,007
Mapletree North Asia Commercial Trust	779,200	625,008
NetLink NBN Trust(b)	2,088,300	1,499,427
OUE Commercial Real Estate Investment Trust	827,648	251,183
Oversea-Chinese Banking Corp. Ltd.(b)	1,090,600	10,151,591
Parkway Life REIT	132,900	472,657
SATS Ltd.(a)	200,300	582,553
Sea Ltd., ADR(a)	44,274	6,654,825
Sembcorp Industries Ltd.	310,700	527,659
Sembcorp Marine Ltd.(a)	4,527,288	276,168
Silverlake Axis Ltd.	260,300	45,542
Singapore Airlines Ltd.(a)	414,400	1,545,755
Singapore Exchange Ltd.	162,400	1,124,095

Security	Shares	Value

Singapore (continued)
Singapore Post Ltd.	625,000	$294,927
Singapore Press Holdings Ltd.	466,900	805,381
Singapore Technologies Engineering Ltd.	465,100	1,292,726
Singapore Telecommunications Ltd.	2,571,300	4,662,345
Starhill Global REIT	482,700	222,260
Suntec REIT	641,400	724,384
United Overseas Bank Ltd.	363,800	8,130,442
UOL Group Ltd.	144,200	781,993
Venture Corp. Ltd.	81,200	1,063,861
Wilmar International Ltd.	693,500	2,206,150
Yangzijiang Shipbuilding Holdings Ltd.	692,800	664,708

		80,647,177

Spain — 2.0%
Acciona SA	3,898	678,973
Acerinox SA	47,277	602,462
ACS Actividades de Construccion y Servicios SA	78,073	1,971,078
Aena SME SA(a)(c)	18,607	3,006,568
Almirall SA	30,165	388,260
Amadeus IT Group SA(a)	143,688	9,880,016
Applus Services SA	48,427	425,450
Banco Bilbao Vizcaya Argentaria SA	2,094,677	13,373,738
Banco de Sabadell SA(a)	1,873,602	1,457,200
Banco Santander SA	5,353,047	18,771,005
Bankinter SA	262,932	1,541,888
Befesa SA(c)	15,295	1,079,783
CaixaBank SA	1,502,759	4,834,946
Cellnex Telecom SA(c)	156,661	7,103,885
Cia. de Distribucion Integral Logista Holdings SA	20,542	415,606
Cie. Automotive SA	18,150	527,205
Construcciones y Auxiliar de Ferrocarriles SA	22,929	907,435
Ebro Foods SA	21,409	396,376
EDP Renovaveis SA	81,652	1,716,444
Enagas SA	23,187	501,351
Endesa SA	77,315	1,730,973
Faes Farma SA	104,900	403,754
Ferrovial SA	175,727	4,883,200
Fluidra SA	44,335	1,411,720
Gestamp Automocion SA(c)	53,591	241,434
Grifols SA	65,921	1,162,472
Grupo Catalana Occidente SA	38,001	1,281,618
Iberdrola SA	1,799,309	20,629,186
Iberdrola SA	28,865	329,467
Indra Sistemas SA(a)	44,978	458,290
Industria de Diseno Textil SA	348,848	10,580,349
Inmobiliaria Colonial Socimi SA	120,115	1,060,669
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	283,638	509,158
Mapfre SA	345,307	749,935
Mediaset Espana Comunicacion SA(a)	67,564	316,367
Melia Hotels International SA(a)	50,997	386,465
Merlin Properties Socimi SA	134,122	1,516,179
Naturgy Energy Group SA(b)	79,459	2,515,854
Neinor Homes SA(c)	16,719	203,607
Pharma Mar SA	11,299	711,141
Prosegur Cia. de Seguridad SA	77,588	193,291
Red Electrica Corp. SA	57,325	1,155,570
Repsol SA	500,002	6,353,827
Sacyr SA	146,065	365,136
Siemens Gamesa Renewable Energy SA(a)	86,695	1,875,895
Solaria Energia y Medio Ambiente SA(a)	29,369	513,215

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Tecnicas Reunidas SA(a)(b)	14,680	$131,628
Telefonica SA	1,569,255	7,315,190
Viscofan SA	13,395	811,873
Zardoya Otis SA	63,407	502,810

		139,879,942

Sweden — 3.6%
AAK AB	69,018	1,292,802
AddTech AB, Class B	72,707	1,344,996
AFRY AB	49,545	1,111,209
Alfa Laval AB	107,125	3,618,811
Arjo AB, Class B	80,632	805,830
Assa Abloy AB, Class B	319,825	8,757,477
Atlas Copco AB, Class A	214,322	12,684,870
Atlas Copco AB, Class B	118,922	6,082,001
Avanza Bank Holding AB	47,402	1,499,729
Axfood AB	31,577	804,375
Beijer Ref AB	77,870	1,359,142
BHG Group AB(a)	95,354	914,017
BICO Group AB, Class B(a)	25,202	503,196
BillerudKorsnas AB	29,760	473,183
Biotage AB	25,782	526,437
Boliden AB	94,059	3,808,687
Bonava AB, Class B	92,944	804,374
Bravida Holding AB(c)	58,401	698,795
Bure Equity AB	27,713	956,216
Castellum AB	97,133	2,287,846
Catena AB	9,206	522,567
Cint Group AB(a)	54,841	729,327
Corem Property Group AB, Class B	394,409	1,132,075
Dios Fastigheter AB	78,123	869,677
Dometic Group AB(c)	97,044	1,074,987
Electrolux AB, Class B	91,816	1,910,433
Electrolux Professional AB, Class B(a)	71,581	499,872
Elekta AB, Class B	136,923	1,401,298
Embracer Group AB(a)	171,557	1,721,288
Epiroc AB, Class A	247,849	5,288,881
Epiroc AB, Class B	110,339	1,997,009
EQT AB	92,311	3,617,348
Essity AB, Class B	179,765	5,067,644
Evolution AB(c)	49,820	6,198,461
Fabege AB	108,107	1,612,943
Fastighets AB Balder, Class B(a)	25,326	1,677,818
Fortnox AB	140,790	723,976
Getinge AB, Class B	79,745	3,117,676
Granges AB	89,854	1,114,385
H & M Hennes & Mauritz AB, Class B	239,439	4,767,433
Hexagon AB, Class B	652,029	8,794,612
Hexpol AB	84,445	1,007,574
Holmen AB, Class B	16,209	787,266
Hufvudstaden AB, Class A	72,424	1,034,352
Husqvarna AB, Class B	169,762	2,360,365
Industrivarden AB, Class A	14,121	446,392
Industrivarden AB, Class C	66,009	2,050,278
Indutrade AB	58,872	1,464,605
Instalco AB	123,576	898,312
Intrum AB	43,504	1,309,712
Investment AB Latour, Class B	39,291	1,222,499
Investor AB	157,101	3,573,934
Investor AB, Class B	592,007	12,853,612
JM AB	20,181	764,381

Security	Shares	Value

Sweden (continued)
Kindred Group PLC	70,784	$822,329
Kinnevik AB, Class B(a)	81,903	2,447,967
L E Lundbergforetagen AB, Class B	12,414	634,313
Lifco AB, Class B	73,133	1,714,255
Lindab International AB	32,181	934,256
Loomis AB	50,354	1,292,958
Lundin Energy AB	76,085	3,094,216
Millicom International Cellular SA, SDR(a)	40,301	1,075,788
MIPS AB	14,948	1,486,185
Modern Times Group MTG AB, Class B(a)	89,855	1,202,634
Mycronic AB	53,713	1,098,995
NCC AB, Class B	59,749	987,756
Nibe Industrier AB, Class B	431,172	4,098,099
Nolato AB, Class B	123,014	1,260,562
Nordic Entertainment Group AB, Class B(a)	18,850	729,807
Nordnet AB publ	36,044	561,748
Nyfosa AB	59,456	925,541
Pandox AB(a)	68,189	991,348
Peab AB, Class B	104,568	1,175,350
PowerCell Sweden AB(a)	23,316	372,298
Resurs Holding AB(c)	44,477	182,548
Saab AB, Class B	23,517	557,682
Sagax AB, Class B	59,955	1,750,097
Samhallsbyggnadsbolaget i Norden AB	382,564	2,307,290
Sandvik AB	359,770	9,474,370
Sectra AB(a)	43,148	710,725
Securitas AB, Class B	70,566	852,313
Sinch AB(a)(c)	165,250	1,698,924
Skandinaviska Enskilda Banken AB, Class A	461,538	5,966,228
Skanska AB, Class B	79,289	1,941,222
SKF AB, Class B	128,352	2,813,749
SSAB AB, Class B(a)	210,177	1,094,302
Stillfront Group AB(a)	223,669	1,088,673
Subsea 7 SA	94,225	708,409
Svenska Cellulosa AB SCA, Class B	213,604	3,719,622
Svenska Handelsbanken AB, Class A	390,126	4,157,790
Sweco AB, Class B	62,880	883,942
Swedbank AB, Class A	278,470	5,451,943
Swedish Match AB	551,279	4,265,401
Tele2 AB, Class B	192,613	2,802,530
Telefonaktiebolaget LM Ericsson, Class B	923,012	11,524,814
Telia Co. AB	655,311	2,582,839
Thule Group AB(c)	33,281	1,606,355
Trelleborg AB, Class B	48,536	1,222,082
Troax Group AB	17,277	605,256
Vitec Software Group AB	14,160	637,038
Vitrolife AB	18,164	746,947
Volvo AB, Class A	25,566	584,796
Volvo AB, Class B	479,257	10,815,114
Wallenstam AB, Class B	61,803	972,693
Wihlborgs Fastigheter AB	69,148	1,429,624

		246,008,708

Switzerland — 8.5%
ABB Ltd., Registered	524,139	18,172,831
Adecco Group AG, Registered	52,705	2,510,508
Alcon Inc.	166,288	12,822,237
Allreal Holding AG, Registered	1,730	375,377
ALSO Holding AG, Registered(a)	2,908	818,371
Bachem Holding AG, Class B, Registered	2,251	1,342,747
Baloise Holding AG, Registered	11,593	2,030,820

S C H E D U L E O F I N V E S T M E N T S	67

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Banque Cantonale Vaudoise, Registered	9,589	$792,852
Barry Callebaut AG, Registered	1,175	2,697,363
Belimo Holding AG, Registered	3,030	1,673,228
BKW AG	6,773	807,992
Bossard Holding AG, Class A, Registered	2,078	651,503
Bucher Industries AG, Registered	793	365,125
Burckhardt Compression Holding AG	1,216	575,134
Bystronic AG, Registered	424	557,263
Cembra Money Bank AG	9,597	660,072
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	278	3,226,288
Chocoladefabriken Lindt & Spruengli AG, Registered	25	2,878,649
Cie. Financiere Richemont SA, Class A, Registered	171,981	24,994,652
Clariant AG, Registered	84,856	1,798,530
Coca-Cola HBC AG, Class DI	60,498	2,003,731
Comet Holding AG, Registered	2,952	941,737
Credit Suisse Group AG, Registered	763,227	7,254,785
Daetwyler Holding AG, Bearer	2,230	875,621
DKSH Holding AG	9,782	784,305
dormakaba Holding AG	925	529,652
Dufry AG, Registered(a)	21,931	1,136,509
Emmi AG, Registered	871	977,558
EMS-Chemie Holding AG, Registered	2,166	2,190,869
Flughafen Zurich AG, Registered(a)	7,827	1,448,124
Forbo Holding AG, Registered	361	695,002
Galenica AG(c)	4,553	321,551
Geberit AG, Registered	11,496	7,810,728
Georg Fischer AG, Registered	1,408	2,058,943
Givaudan SA, Registered	2,854	11,823,907
Gurit Holding AG, Bearer	211	328,207
Helvetia Holding AG, Registered	12,982	1,632,312
Holcim Ltd.	165,224	8,955,351
Huber + Suhner AG, Registered	6,116	556,814
Idorsia Ltd.(a)(b)	46,663	1,086,947
Inficon Holding AG, Registered	537	655,925
Interroll Holding AG, Registered	198	838,057
Intershop Holding AG	511	337,487
Julius Baer Group Ltd.	81,918	5,353,315
Kardex Holding AG, Registered	2,453	680,889
Kuehne + Nagel International AG, Registered	19,236	5,431,995
Landis+Gyr Group AG(a)	6,840	451,149
Logitech International SA, Registered	58,248	4,894,552
Lonza Group AG, Registered	24,795	17,094,711
Medmix AG(a)(c)	9,553	413,350
Mobilezone Holding AG, Registered	24,578	384,088
Mobimo Holding AG, Registered	1,969	644,327
Nestle SA, Registered	882,565	113,972,931
Novartis AG, Registered	682,861	59,333,444
OC Oerlikon Corp. AG, Registered	59,917	581,764
Partners Group Holding AG	6,947	9,685,491
PSP Swiss Property AG, Registered	12,966	1,572,179
Roche Holding AG, Bearer	10,896	4,486,933
Roche Holding AG, NVS	220,846	85,467,214
Schindler Holding AG, Participation Certificates, NVS	13,654	3,426,935
Schindler Holding AG, Registered	8,909	2,235,026
Schweiter Technologies AG, Bearer	343	454,980
SFS Group AG	4,962	723,946
SGS SA, Registered	1,949	5,557,713
Siegfried Holding AG, Registered	1,281	1,037,127
Siemens Energy AG(a)	123,327	2,773,976

Security	Shares	Value

Switzerland (continued)
SIG Combibloc Group AG(a)	78,261	$1,818,307
Sika AG, Registered	45,066	15,767,425
Softwareone Holding AG(a)	32,023	629,175
Sonova Holding AG, Registered	18,813	6,701,943
St. Galler Kantonalbank AG, Class A, Registered	989	477,916
Stadler Rail AG(b)	16,334	777,279
Straumann Holding AG, Registered	3,609	5,980,414
Sulzer AG, Registered	6,206	594,010
Swatch Group AG (The), Bearer	12,182	3,553,759
Swatch Group AG (The), Registered	2,010	112,831
Swiss Life Holding AG, Registered	10,468	6,737,306
Swiss Prime Site AG, Registered	30,882	3,053,502
Swiss Re AG	92,791	10,110,308
Swisscom AG, Registered	8,537	4,879,535
Swissquote Group Holding SA, Registered	4,762	810,093
Tecan Group AG, Registered	4,829	2,347,919
Temenos AG, Registered	22,938	2,749,458
UBS Group AG, Registered	1,108,655	20,565,047
Valiant Holding AG, Registered	9,374	946,751
Valora Holding AG, Registered(a)	1,761	342,294
VAT Group AG(c)	9,328	3,804,027
Vifor Pharma AG	19,285	3,416,280
Vontobel Holding AG, Registered	9,653	800,055
Zur Rose Group AG(a)	3,179	778,205
Zurich Insurance Group AG	47,409	22,676,115

		582,083,653

United Kingdom — 13.2%
3i Group PLC	329,421	6,135,071
888 Holdings PLC	177,980	614,354
Abcam PLC(a)	79,356	1,424,790
Abrdn PLC	424,910	1,389,619
Admiral Group PLC	58,417	2,483,933
Airtel Africa PLC(c)	294,250	603,498
AJ Bell PLC	172,043	784,567
Anglo American PLC	407,317	17,956,765
Antofagasta PLC	135,023	2,456,249
AO World PLC(a)	177,177	239,715
Ascential PLC(a)	258,031	1,232,633
Ashmore Group PLC	321,489	1,232,334
Ashtead Group PLC	140,228	10,030,226
ASOS PLC(a)	41,208	1,236,372
Associated British Foods PLC	108,083	2,852,948
Assura PLC	1,590,448	1,438,522
Aston Martin Lagonda Global Holdings PLC(a)(c)	42,002	681,751
AstraZeneca PLC	485,521	56,479,655
Auto Trader Group PLC(c)	282,818	2,562,794
Avast PLC(c)	197,087	1,625,361
AVEVA Group PLC	43,980	1,745,206
Aviva PLC	1,254,886	7,408,845
B&M European Value Retail SA	298,164	2,283,225
BAE Systems PLC	993,459	7,774,565
Balfour Beatty PLC	316,844	1,086,121
Barclays PLC	5,348,242	14,348,358
Barratt Developments PLC	330,698	2,750,427
Beazley PLC(a)	184,681	1,226,134
Bellway PLC	42,547	1,637,171
Berkeley Group Holdings PLC	38,072	2,172,769
Big Yellow Group PLC	52,074	1,046,312
Blue Prism Group PLC(a)	34,781	590,793
Bodycote PLC	73,912	794,868

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
boohoo Group PLC(a)(b)	594,144	$861,809
BP PLC	6,310,156	32,711,355
Breedon Group PLC	474,409	545,518
British American Tobacco PLC	670,281	28,617,631
British Land Co. PLC (The)	249,973	1,869,181
Britvic PLC	94,648	1,161,591
BT Group PLC	2,659,273	7,043,538
Bunzl PLC	102,928	3,855,371
Burberry Group PLC	131,657	3,339,998
Burford Capital Ltd.	76,836	698,039
Capita PLC(a)	1,701,424	732,055
Capital & Counties Properties PLC	286,633	666,696
Capricorn Energy PLC(a)	234,640	654,187
Carnival PLC(a)	48,737	894,358
Centamin PLC	884,449	1,065,874
Centrica PLC(a)	1,795,727	1,765,674
Cineworld Group PLC(a)(b)	885,693	475,857
Clinigen Group PLC	56,433	692,591
Close Brothers Group PLC	51,535	895,531
Coats Group PLC	588,450	520,668
Coca-Cola Europacific Partners PLC	67,558	3,860,940
Compass Group PLC	549,341	12,485,216
Computacenter PLC	41,168	1,482,418
ConvaTec Group PLC(c)	492,154	1,168,435
Countryside Properties PLC(a)(c)	200,658	836,852
Cranswick PLC	28,350	1,404,885
Crest Nicholson Holdings PLC	151,571	654,351
Croda International PLC	44,129	4,765,842
Currys PLC	527,709	761,095
CVS Group PLC	24,717	655,530
DCC PLC	31,571	2,654,601
Dechra Pharmaceuticals PLC	36,443	2,046,968
Deliveroo PLC(a)(c)	246,092	517,030
Derwent London PLC	24,160	1,116,352
Diageo PLC	734,387	37,058,165
Diploma PLC	37,696	1,414,846
Direct Line Insurance Group PLC	362,701	1,495,101
Domino’s Pizza Group PLC	214,841	1,126,316
Dr. Martens PLC	140,433	583,456
Drax Group PLC	111,188	905,856
DS Smith PLC	491,423	2,509,672
Dunelm Group PLC	58,656	1,057,055
easyJet PLC(a)	94,783	800,773
Electrocomponents PLC	170,528	2,581,935
Elementis PLC(a)	322,477	617,588
Entain PLC(a)	192,968	4,177,631
Essentra PLC	132,347	616,745
Euromoney Institutional Investor PLC	64,987	805,977
Evraz PLC	144,989	985,000
Experian PLC	290,475	12,132,526
Ferguson PLC	71,158	11,192,471
Fevertree Drinks PLC	39,079	1,121,048
Firstgroup PLC(a)(b)	421,468	580,445
Frasers Group PLC(a)	64,007	635,807
Future PLC	46,083	1,965,501
Games Workshop Group PLC	11,142	1,194,620
Gamma Communications PLC	25,562	537,700
GB Group PLC	74,650	666,532
Genuit Group PLC	102,226	792,479
Genus PLC	25,659	1,324,496

Security	Shares	Value

United Kingdom (continued)
GlaxoSmithKline PLC	1,540,368	$34,374,830
Go-Ahead Group PLC (The)(a)(d)	26,447	237,242
Grainger PLC	243,728	992,574
Great Portland Estates PLC	87,628	907,909
Greatland Gold PLC(a)	4,200,428	779,583
Greggs PLC	29,742	1,078,661
Halma PLC	130,833	4,434,410
Hammerson PLC(b)	1,300,489	685,577
Harbour Energy PLC(a)	129,967	634,187
Hargreaves Lansdown PLC	97,878	1,777,046
Hays PLC	602,262	1,173,588
Helios Towers PLC(a)(b)	229,760	474,630
Hikma Pharmaceuticals PLC	48,131	1,352,151
Hill & Smith Holdings PLC	24,892	503,987
Hiscox Ltd.	124,562	1,637,288
HomeServe PLC	100,138	1,032,157
Howden Joinery Group PLC	228,204	2,517,645
HSBC Holdings PLC	6,357,035	45,245,170
Ibstock PLC(c)	282,831	757,886
IG Group Holdings PLC	137,103	1,509,342
IMI PLC	97,333	2,174,689
Impax Asset Management Group PLC	32,247	477,045
Imperial Brands PLC	288,288	6,835,266
Inchcape PLC	160,774	1,833,339
Indivior PLC(a)	316,460	963,433
Informa PLC(a)	475,704	3,598,400
IntegraFin Holdings PLC	137,065	914,810
InterContinental Hotels Group PLC(a)	58,692	3,877,979
Intermediate Capital Group PLC	102,906	2,657,607
Intertek Group PLC	46,654	3,385,702
Investec PLC	255,392	1,458,058
IP Group PLC	316,202	415,585
ITM Power PLC(a)	249,836	927,161
ITV PLC(a)	1,203,047	1,840,239
IWG PLC(a)	242,334	933,351
J D Wetherspoon PLC(a)	71,930	873,350
J Sainsbury PLC	579,092	2,275,569
JD Sports Fashion PLC	861,404	2,208,783
JET2 PLC(a)(b)	57,060	1,016,213
John Wood Group PLC(a)	473,408	1,425,119
Johnson Matthey PLC	64,529	1,704,126
Jupiter Fund Management PLC	215,361	668,128
Kainos Group PLC	33,670	692,193
Keywords Studios PLC	40,577	1,375,214
Kingfisher PLC	708,296	3,176,251
Lancashire Holdings Ltd.	131,560	974,046
Land Securities Group PLC	186,535	2,003,468
Learning Technologies Group PLC	352,846	792,960
Legal & General Group PLC	1,838,324	7,187,769
Liontrust Asset Management PLC	19,140	417,525
Lloyds Banking Group PLC	21,226,760	14,730,752
London Stock Exchange Group PLC	100,094	9,800,545
LondonMetric Property PLC	227,443	819,495
M&G PLC	812,648	2,378,390
Man Group PLC/Jersey	561,087	1,465,741
Marks & Spencer Group PLC(a)	612,280	1,811,986
Marshalls PLC	80,156	763,182
Mediclinic International PLC(a)	169,873	732,766
Meggitt PLC(a)	260,968	2,635,841
Melrose Industries PLC	1,443,276	2,939,976

S C H E D U L E O F I N V E S T M E N T S	69

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Micro Focus International PLC	208,407	$1,282,146
Mondi PLC	155,319	3,885,954
Moneysupermarket.com Group PLC	423,519	1,082,298
National Express Group PLC(a)	355,023	1,203,982
National Grid PLC	1,086,390	15,897,054
Natwest Group PLC	1,536,472	5,050,047
Network International Holdings PLC(a)(c)	169,168	597,679
Next PLC	43,872	4,469,928
Ninety One PLC	223,032	778,085
NMC Health PLC(a)(d)	12,146	—
Ocado Group PLC(a)	148,485	3,025,467
OSB Group PLC	195,670	1,453,624
Pagegroup PLC	163,548	1,290,504
Paragon Banking Group PLC	108,688	832,463
Pearson PLC	218,482	1,824,203
Penno Group PLC	89,745	1,314,997
Persimmon PLC	103,623	3,375,984
Petrofac Ltd.(a)(b)	198,514	319,230
Pets at Home Group PLC	181,595	1,042,849
Phoenix Group Holdings PLC	167,807	1,502,277
Playtech PLC(a)	139,962	1,099,291
Primary Health Properties PLC	466,875	905,470
Provident Financial PLC(a)	151,587	638,519
Prudential PLC	812,648	13,697,769
QinetiQ Group PLC	202,791	735,954
Quilter PLC(c)	697,811	1,295,777
Rathbones Group PLC	23,144	584,378
Reach PLC	143,106	502,329
Reckitt Benckiser Group PLC	222,946	18,063,554
Redrow PLC	101,112	851,832
RELX PLC	604,198	18,585,363
Renishaw PLC	18,068	1,115,694
Rentokil Initial PLC	630,956	4,418,417
Rightmove PLC	296,782	2,615,685
Rolls-Royce Holdings PLC(a)	2,596,640	4,070,182
Rotork PLC	327,950	1,507,298
Royal Mail PLC	282,811	1,689,982
RWS Holdings PLC	147,546	1,000,110
S4 Capital PLC(a)	86,281	603,325
Safestore Holdings PLC	85,548	1,466,752
Sage Group PLC (The)	268,660	2,625,339
Sanne Group PLC	69,858	859,661
Savills PLC	59,405	1,082,521
Schroders PLC	41,265	1,892,033
Segro PLC	353,016	6,223,584
Senior PLC(a)	214,411	388,124
Serco Group PLC	429,089	776,181
Severn Trent PLC	74,354	2,886,740
Shaftesbury PLC	88,897	746,432
Shell PLC	2,415,510	62,051,345
Smart Metering Systems PLC	59,281	588,385
Smith & Nephew PLC	276,375	4,700,302
Smiths Group PLC	123,926	2,612,060
Softcat PLC	54,269	1,198,436
Spectris PLC	40,507	1,848,482
Spirax-Sarco Engineering PLC	24,209	4,363,810
Spirent Communications PLC	221,518	739,769
SSE PLC	324,579	6,983,648
SSP Group PLC(a)	282,583	1,048,457
St. James’s Place PLC	172,595	3,562,780

Security	Shares	Value

United Kingdom (continued)
Standard Chartered PLC	797,997	$5,811,612
Synthomer PLC	161,669	798,157
Tate & Lyle PLC	155,505	1,487,444
Taylor Wimpey PLC	1,093,266	2,242,897
Team17 Group PLC(a)	82,888	791,480
Tesco PLC	2,460,597	9,883,410
TP ICAP Group PLC	638,033	1,209,523
Trainline PLC(a)(c)	171,420	516,416
Travis Perkins PLC	74,688	1,515,427
Tritax Big Box REIT PLC	544,440	1,746,368
Tullow Oil PLC(a)	529,770	358,555
Ultra Electronics Holdings PLC	24,121	946,344
Unilever PLC	799,391	40,994,248
UNITE Group PLC (The)	92,459	1,293,616
United Utilities Group PLC	229,859	3,315,916
Vesuvius PLC	103,869	643,710
Victrex PLC	27,727	772,315
Virgin Money UK PLC(a)	462,778	1,197,868
Vistry Group PLC	83,509	1,157,827
Vodafone Group PLC	8,144,621	14,300,850
Weir Group PLC (The)	93,763	2,207,750
WH Smith PLC(a)	56,509	1,267,806
Whitbread PLC(a)	61,491	2,530,205
Wickes Group PLC	160,697	443,481
Workspace Group PLC	58,026	663,040
WPP PLC	413,081	6,477,323
Yougov PLC	33,009	514,968

		907,894,741

Total Common Stocks — 99.3% (Cost: $5,965,553,279)		6,837,702,472

Preferred Stocks

Germany — 0.4%
Bayerische Motoren Werke AG, Preference Shares, NVS	16,735	1,448,350
Fuchs Petrolub SE, Preference Shares, NVS	28,979	1,252,332
Henkel AG & Co. KGaA, Preference Shares, NVS	57,340	4,689,751
Jungheinrich AG, Preference Shares, NVS	14,220	608,066
Porsche Automobil Holding SE, Preference Shares, NVS	50,533	4,732,361
Sartorius AG, Preference Shares, NVS	9,394	5,071,608
Volkswagen AG, Preference Shares, NVS	58,573	12,199,127

		30,001,595

Total Preferred Stocks — 0.4% (Cost: $25,966,369)		30,001,595

Rights

Spain — 0.0%
Asc Actividades De Construccio (Expires 02/02/22)(a)(d)	75,017	37,546
Sacyr SA (Expires 02/02/22)(a)(d)	146,065	8,533

		46,079

Total Rights — 0.0% (Cost: $49,146)		46,079

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	63,295,488	$63,314,476
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	1,330,000	1,330,000

		64,644,476

Total Short-Term Investments — 0.9% (Cost: $64,639,713)		64,644,476

Total Investments in Securities — 100.6% (Cost: $6,056,208,507)		6,932,394,622

Other Assets, Less Liabilities — (0.6)%		(42,082,677)

Net Assets — 100.0%		$6,890,311,945

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$34,852,882	$28,469,363	(a)	$—	$(5,035)	$(2,734)	$63,314,476	63,295,488	$547,575	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	700,000	630,000	(a)	—	—	—	1,330,000	1,330,000	60		—

					$(5,035)	$(2,734)	$64,644,476		$547,635		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	22	03/10/22	$3,666	$(62,183)
SPI 200 Index	18	03/17/22	2,194	(117,140)
Euro STOXX 50 Index	130	03/18/22	6,110	(104,579)
FTSE 100 Index	33	03/18/22	3,308	(23,676)

				$(307,578)

S C H E D U L E O F I N V E S T M E N T S	71

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI International Developed Markets ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$307,578

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$269,021

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(290,682)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$23,256,141

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$842,073,183	$5,995,392,047	$237,242	$6,837,702,472
Preferred Stocks	—	30,001,595	—	30,001,595
Rights	—	—	46,079	46,079
Money Market Funds	64,644,476	—	—	64,644,476

	$906,717,659	$6,025,393,642	$283,321	$6,932,394,622

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(307,578)	$—	$(307,578)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 20.8%
29Metals Ltd.(a)	30,022	$56,224
Abacus Property Group	85,801	209,684
Accent Group Ltd.	49,873	71,754
Adbri Ltd.	62,370	130,009
AGL Energy Ltd.	93,669	473,074
Alkane Resources Ltd.(a)	77,823	45,491
Allkem Ltd.(a)	87,709	571,131
ALS Ltd.	70,791	594,282
Altium Ltd.	18,078	462,147
Alumina Ltd.	377,358	509,914
AMP Ltd.(a)	445,092	277,439
Ampol Ltd.	36,551	774,260
Ansell Ltd.	18,158	345,219
APA Group	173,915	1,179,465
Appen Ltd.	16,769	115,767
ARB Corp. Ltd.	10,507	346,195
Arena REIT	49,708	165,687
Aristocrat Leisure Ltd.	89,292	2,588,376
ASX Ltd.	29,189	1,731,156
Atlas Arteria Ltd.	145,060	673,355
AUB Group Ltd.	11,100	183,306
Aurizon Holdings Ltd.	275,803	690,019
AusNet Services Ltd.	286,784	527,711
Aussie Broadband Ltd.(a)	13,772	41,399
Austal Ltd.	49,698	70,890
Australia & New Zealand Banking Group Ltd.	425,855	8,048,164
Australian Agricultural Co. Ltd.(a)	46,175	47,390
Australian Ethical Investment Ltd.	10,960	72,285
Australian Pharmaceutical Industries Ltd.	56,112	60,304
Australian Strategic Materials Ltd.(a)	13,842	82,608
Aventus Group	46,652	106,864
AVZ Minerals Ltd.(a)(b)	359,180	180,065
Bank of Queensland Ltd.	97,562	530,712
Bapcor Ltd.	52,375	262,431
Beach Energy Ltd.	281,216	297,057
Bega Cheese Ltd.	46,373	167,921
Bellevue Gold Ltd.(a)	175,382	96,895
Bendigo & Adelaide Bank Ltd.	81,500	497,790
Betmakers Technology Group Ltd.(a)	119,165	53,179
BHP Group Ltd.(b)	757,258	24,285,683
Blackmores Ltd.	2,638	153,204
BlueScope Steel Ltd.	73,851	967,954
Boral Ltd.(a)	60,934	253,972
BrainChip Holdings Ltd.(a)(b)	200,415	204,788
Brambles Ltd.	214,267	1,472,024
Bravura Solutions Ltd.	27,486	42,164
Breville Group Ltd.	14,656	298,489
Brickworks Ltd.	13,200	212,145
BWP Trust	81,853	230,864
BWX Ltd.	28,296	68,053
Capricorn Metals Ltd.(a)	39,167	87,935
carsales.com Ltd.	39,064	617,885
Centuria Capital Group	76,881	163,379
Centuria Industrial REIT	79,938	216,147
Centuria Office REIT	53,820	82,438
Cettire Ltd.(a)(b)	19,791	41,192
Chalice Mining Ltd.(a)	50,687	280,906
Challenger Ltd.	90,539	369,840

Security	Shares	Value

Australia (continued)
Champion Iron Ltd.(a)(b)	57,177	$264,159
Charter Hall Group	67,854	812,745
Charter Hall Long Wale REIT	87,443	299,122
Charter Hall Retail REIT	84,124	240,042
Charter Hall Social Infrastructure REIT	41,596	112,936
CIMIC Group Ltd.	12,402	144,882
City Chic Collective Ltd.(a)	24,392	85,773
Cleanaway Waste Management Ltd.	298,907	610,190
Clinuvel Pharmaceuticals Ltd.	7,206	117,788
Cochlear Ltd.	9,804	1,344,451
Codan Ltd./Australia	18,173	117,035
Coles Group Ltd.	199,476	2,291,720
Collins Foods Ltd.	16,923	141,161
Commonwealth Bank of Australia	265,382	17,698,255
Computershare Ltd.	81,576	1,130,774
Coronado Global Resources Inc.(a)(c)	84,437	82,027
Corporate Travel Management Ltd.(a)	16,631	247,996
Costa Group Holdings Ltd.	72,898	144,191
Credit Corp. Group Ltd.	10,673	257,522
Cromwell Property Group	199,600	119,075
Crown Resorts Ltd.(a)	57,393	494,504
CSL Ltd.	71,533	13,250,958
CSR Ltd.	79,219	315,574
Data#3 Ltd.	14,044	55,047
De Grey Mining Ltd.(a)	147,013	119,109
Deterra Royalties Ltd.	73,273	223,533
Dexus	158,950	1,157,142
Dexus Industria REIT(b)	22,515	49,805
Dicker Data Ltd.(b)	6,353	57,549
Domain Holdings Australia Ltd.	36,700	123,337
Domino’s Pizza Enterprises Ltd.	9,402	693,522
Downer EDI Ltd.	107,722	416,693
Dubber Corp. Ltd.(a)	40,469	51,364
Eagers Automotive Ltd.	26,907	245,090
Elders Ltd.	22,708	175,596
Emeco Holdings Ltd.	66,030	41,957
EML Payments Ltd.(a)	43,487	92,600
Endeavour Group Ltd./Australia	205,394	917,416
EVENT Hospitality and Entertainment Ltd.(a)	13,902	132,823
Evolution Mining Ltd.	268,315	674,123
Flight Centre Travel Group Ltd.(a)	22,445	266,248
Fortescue Metals Group Ltd.	254,858	3,578,742
G8 Education Ltd.(a)	75,508	59,493
GDI Property Group	74,778	54,621
Genworth Mortgage Insurance Australia Ltd.	77,751	134,409
Gold Road Resources Ltd.	140,953	134,196
Goodman Group	248,716	4,106,730
GPT Group (The)	284,257	1,007,309
GrainCorp Ltd., Class A	40,275	208,052
Growthpoint Properties Australia Ltd.	50,473	141,038
GUD Holdings Ltd.	18,160	158,872
GWA Group Ltd.	47,015	84,313
Hansen Technologies Ltd.	27,039	93,816
Harvey Norman Holdings Ltd.	77,557	270,313
Healius Ltd.	81,834	259,050
Home Consortium Ltd.	13,025	60,422
HomeCo Daily Needs REIT	71,712	69,211
HUB24 Ltd.	8,107	157,974
IDP Education Ltd.	32,215	673,370
IGO Ltd.	99,535	842,167

S C H E D U L E O F I N V E S T M E N T S	73

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Iluka Resources Ltd.	64,937	$482,867
Imdex Ltd.	52,149	109,098
Imugene Ltd.(a)	668,491	149,344
Incitec Pivot Ltd.	297,470	696,518
Ingenia Communities Group	50,509	197,525
Inghams Group Ltd.	51,277	119,377
Insignia Financial Ltd.	95,176	238,692
Insurance Australia Group Ltd.	371,010	1,119,105
Integral Diagnostics Ltd.	20,951	61,386
InvoCare Ltd.	22,383	177,736
ionner Ltd.(a)	210,995	99,465
IPH Ltd.	32,583	189,063
IRESS Ltd.	30,490	246,659
Irongate Group	49,870	65,274
James Hardie Industries PLC	66,617	2,242,010
JB Hi-Fi Ltd.	17,834	583,517
Johns Lyng Group Ltd.	21,697	118,724
Jumbo Interactive Ltd.	5,774	73,439
Karoon Energy Ltd.(a)	84,250	115,437
Kelsian Group Ltd.	19,840	99,032
Kogan.com Ltd.(b)	14,583	64,398
Lendlease Corp. Ltd.	101,238	716,415
Lifestyle Communities Ltd.	14,112	169,149
Link Administration Holdings Ltd.	72,747	278,844
Liontown Resources Ltd.(a)	193,952	196,436
Lovisa Holdings Ltd.	6,274	79,128
Lynas Rare Earths Ltd.(a)	135,724	876,655
MA Financial Group Ltd.	10,878	65,552
Maas Group Holdings Ltd.	13,632	42,891
Macquarie Group Ltd.	52,412	6,850,851
Magellan Financial Group Ltd.	19,943	265,360
Mayne Pharma Group Ltd.(a)	252,087	44,722
McMillan Shakespeare Ltd.	9,707	77,405
Medibank Pvt Ltd.	418,785	917,671
Megaport Ltd.(a)	22,457	216,031
Mesoblast Ltd.(a)(b)	124,584	100,106
Metcash Ltd.	142,065	398,704
Mineral Resources Ltd.	24,450	971,666
Mirvac Group	601,721	1,115,088
Monadelphous Group Ltd.	19,936	126,994
Nanosonics Ltd.(a)	37,374	135,847
National Australia Bank Ltd.	492,598	9,504,897
National Storage REIT	174,113	305,231
Nearmap Ltd.(a)	65,119	62,454
Netwealth Group Ltd.	14,634	158,494
New Hope Corp. Ltd.	47,973	77,280
Newcrest Mining Ltd.	121,755	1,888,586
NEXTDC Ltd.(a)	70,480	540,791
nib holdings Ltd.	70,453	310,845
Nick Scali Ltd.	6,359	61,364
Nickel Mines Ltd.	154,193	158,371
Nine Entertainment Co. Holdings Ltd.	203,908	380,541
Northern Star Resources Ltd.	162,179	966,574
Novonix Ltd.(a)	41,044	221,346
NRW Holdings Ltd.	88,417	99,917
Nufarm Ltd./Australia	46,302	147,048
Nuix Ltd.(a)	25,981	27,491
Omni Bridgeway Ltd.(a)	42,174	97,537
oOh!media Ltd.(a)	70,184	80,486
Orica Ltd.	59,536	589,855

Security	Shares	Value

Australia (continued)
Origin Energy Ltd.	267,258	$1,069,433
Orora Ltd.	127,657	314,311
OZ Minerals Ltd.	48,578	842,688
Pact Group Holdings Ltd.	19,943	32,961
Paladin Energy Ltd.(a)	299,773	156,317
Pendal Group Ltd.	48,391	166,195
Perenti Global Ltd.	83,886	45,949
Perpetual Ltd.	8,308	194,173
Perseus Mining Ltd.	204,988	214,263
PEXA Group Ltd.(a)	13,372	175,585
Pilbara Minerals Ltd.(a)	358,839	830,167
Pinnacle Investment Management Group Ltd.	12,429	100,323
Platinum Asset Management Ltd.	55,618	97,777
PointsBet Holdings Ltd.(a)	28,486	99,830
PolyNovo Ltd.(a)	93,081	86,931
Premier Investments Ltd.	13,377	274,467
Pro Medicus Ltd.	7,043	227,446
Qantas Airways Ltd.(a)	141,564	484,523
QBE Insurance Group Ltd.	217,806	1,729,301
Qube Holdings Ltd.	272,728	562,821
Ramelius Resources Ltd.	121,954	116,888
Ramsay Health Care Ltd.	27,343	1,219,936
REA Group Ltd.	7,675	795,105
Redbubble Ltd.(a)	31,953	40,682
Reece Ltd.	44,373	685,048
Regis Resources Ltd.	135,004	164,214
Reliance Worldwide Corp. Ltd.	115,467	426,421
Rio Tinto Ltd.	55,594	4,420,038
Rural Funds Group(b)	39,002	78,938
Sandfire Resources Ltd.	54,095	259,947
Santos Ltd.	476,226	2,425,767
Sayona Mining Ltd.(a)	749,391	65,073
Scentre Group	767,936	1,594,347
SEEK Ltd.	51,199	1,061,007
Select Harvests Ltd.	21,033	80,743
Seven Group Holdings Ltd.	22,662	350,446
SG Fleet Group Ltd.	16,049	27,015
Shopping Centres Australasia Property Group	162,793	325,244
Sigma Healthcare Ltd.	137,897	43,875
Silver Lake Resources Ltd.(a)(b)	135,447	142,636
Sims Ltd.	24,313	247,537
SmartGroup Corp. Ltd.	19,482	99,021
Sonic Healthcare Ltd.	67,116	1,807,454
South32 Ltd.	700,470	1,927,201
Southern Cross Media Group Ltd.	50,517	67,575
St. Barbara Ltd.	127,389	111,618
Star Entertainment Grp Ltd. (The)(a)	128,509	313,912
Steadfast Group Ltd.	146,668	482,647
Stockland	365,983	1,054,919
Suncorp Group Ltd.	191,478	1,503,848
Super Retail Group Ltd.	25,177	208,230
Sydney Airport(a)	196,166	1,205,660
Tabcorp Holdings Ltd.	338,345	1,188,802
Tassal Group Ltd.	32,525	81,214
Technology One Ltd.	41,800	312,706
Telix Pharmaceuticals Ltd.(a)	26,564	128,362
Telstra Corp. Ltd.	619,814	1,723,033
Temple & Webster Group Ltd.(a)	15,427	93,699
Transurban Group	459,040	4,055,263
Treasury Wine Estates Ltd.	106,013	796,818

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Tyro Payments Ltd.(a)	47,859	$76,802
United Malt Grp Ltd.	55,536	164,029
Uniti Group Ltd.(a)	87,160	260,345
Vicinity Centres	595,084	689,886
Viva Energy Group Ltd.(c)	131,761	200,863
Vulcan Energy Resources Ltd.(a)(b)	12,989	86,481
Washington H Soul Pattinson & Co. Ltd.	33,089	642,387
Waypoint REIT	101,529	195,020
Webjet Ltd.(a)	49,391	172,907
Wesfarmers Ltd.	169,608	6,328,500
West African Resources Ltd.(a)	146,388	116,065
Western Areas Ltd.(a)	52,203	128,477
Westgold Resources Ltd.	31,955	41,412
Westpac Banking Corp.	548,774	7,914,929
Whitehaven Coal Ltd.(a)	133,071	254,788
WiseTech Global Ltd.	21,101	687,246
Woodside Petroleum Ltd.	143,831	2,570,117
Woolworths Group Ltd.	189,376	4,619,726
Worley Ltd.	45,796	377,343
Zip Co. Ltd.(a)(b)	67,118	154,511

		212,990,086

Hong Kong — 7.9%
AIA Group Ltd.	1,809,400	18,889,793
Apollo Future Mobility Group Ltd.(a)	820,000	48,511
ASM Pacific Technology Ltd.	45,000	450,223
Atlas Corp.	13,795	199,476
Bank of East Asia Ltd. (The)	200,000	341,342
BOC Hong Kong Holdings Ltd.	554,000	2,139,181
Brightoil Petroleum Holdings Ltd.(a)(d)	763,800	1
Budweiser Brewing Co. APAC Ltd.(c)	253,400	669,365
Cafe de Coral Holdings Ltd.	48,000	81,500
Champion REIT	338,000	169,931
Chow Sang Sang Holdings International Ltd.	50,000	66,244
Chow Tai Fook Jewellery Group Ltd.	282,800	496,872
CITIC Telecom International Holdings Ltd.	462,000	168,215
Citychamp Watch & Jewellery Group Ltd.(a)	284,000	51,358
CK Asset Holdings Ltd.	299,572	1,999,765
CK Hutchison Holdings Ltd.	405,572	2,882,532
CK Infrastructure Holdings Ltd.	97,000	597,750
CLP Holdings Ltd.	247,000	2,471,853
C-Mer Eye Care Holdings Ltd.(b)	68,000	46,741
Comba Telecom Systems Holdings Ltd.(a)	248,000	57,445
Cowell e Holdings Inc.(a)	47,000	53,546
Dah Sing Banking Group Ltd.	135,600	128,562
Dah Sing Financial Holdings Ltd.	17,200	55,768
EC Healthcare	40,000	45,998
ESR Cayman Ltd.(a)(c)	291,200	987,372
Far East Consortium International Ltd.	164,000	59,315
First Pacific Co. Ltd.	334,000	128,510
Fortune REIT	224,000	231,010
Fosun Tourism Group(a)(c)	42,600	57,231
Futu Holdings Ltd., ADR(a)	7,711	333,501
Galaxy Entertainment Group Ltd.(a)	325,000	1,882,160
Guotai Junan International Holdings Ltd.	407,000	55,141
Haitong International Securities Group Ltd.(b)	513,000	117,438
Hang Lung Group Ltd.	119,000	264,838
Hang Lung Properties Ltd.	314,000	670,926
Hang Seng Bank Ltd.	115,100	2,278,727
Health and Happiness H&H International Holdings Ltd.	18,500	31,035
Henderson Land Development Co. Ltd.	208,970	913,866

Security	Shares	Value

Hong Kong (continued)
HK Electric Investments & HK Electric Investments Ltd., Class SS	368,500	$366,749
HKBN Ltd.	150,500	189,009
HKT Trust & HKT Ltd., Class SS	551,720	752,874
Hong Kong & China Gas Co. Ltd.	1,672,525	2,577,793
Hong Kong Exchanges & Clearing Ltd.	178,600	10,193,719
Hong Kong Technology Venture Co. Ltd.	78,000	72,281
Hongkong & Shanghai Hotels Ltd. (The)(a)	63,000	60,801
Hongkong Land Holdings Ltd.	176,000	953,201
Hsin Chong Group Holdings Ltd.(a)(d)	1,002,000	1
Hutchison Telecommunications Hong Kong Holdings Ltd.	344,000	56,184
Hysan Development Co. Ltd.	98,000	300,396
IGG Inc.	167,000	104,493
Jardine Matheson Holdings Ltd.	31,900	1,884,108
Johnson Electric Holdings Ltd.	59,500	101,203
K Wah International Holdings Ltd.	167,000	65,383
Kerry Logistics Network Ltd.	63,151	157,889
Kerry Properties Ltd.	104,000	293,786
Link REIT	314,100	2,696,708
LK Technology Holdings Ltd.	85,000	130,078
Luk Fook Holdings International Ltd.	51,000	134,424
Man Wah Holdings Ltd.	272,400	421,126
MECOM Power and Construction Ltd.	120,000	54,163
Melco International Development Ltd.(a)	129,000	150,623
Melco Resorts & Entertainment Ltd., ADR(a)	32,873	347,139
MGM China Holdings Ltd.(a)	133,600	89,012
MTR Corp. Ltd.	229,000	1,239,537
New World Development Co. Ltd.	222,000	906,273
Nissin Foods Co. Ltd.	66,000	48,452
NWS Holdings Ltd.	284,000	283,065
Pacific Basin Shipping Ltd.(b)	655,000	279,590
Pacific Textiles Holdings Ltd.	137,000	69,612
PAX Global Technology Ltd.	101,000	73,156
PCCW Ltd.	579,000	304,911
Perfect Medical Health Management Ltd.	65,000	40,746
Power Assets Holdings Ltd.	207,000	1,271,934
Prosperity REIT	198,000	76,972
Realord Group Holdings Ltd.(a)	54,000	63,301
Sands China Ltd.(a)	363,200	1,012,766
Shangri-La Asia Ltd.(a)	154,000	120,457
Shun Tak Holdings Ltd.(a)	220,000	58,320
Sino Land Co. Ltd.	480,000	621,933
SITC International Holdings Co. Ltd.	197,000	750,881
SJM Holdings Ltd.(a)	294,000	189,211
Stella International Holdings Ltd.	44,000	48,813
Sun Hung Kai & Co. Ltd.	158,000	84,774
Sun Hung Kai Properties Ltd.	195,500	2,385,199
SUNeVision Holdings Ltd.	167,000	146,770
Sunlight REIT	173,000	94,077
Swire Pacific Ltd., Class A	76,000	460,414
Swire Properties Ltd.	170,200	453,706
Techtronic Industries Co. Ltd.	203,500	3,357,768
Texhong Textile Group Ltd.	37,000	47,739
United Laboratories International Holdings Ltd. (The)	180,000	102,372
Value Partners Group Ltd.	167,000	82,362
Vesync Co. Ltd.	35,000	30,519
Vitasoy International Holdings Ltd.	118,000	230,409
Viva China Holdings Ltd.	576,000	96,450
Vobile Group Ltd.(a)(b)	171,000	117,169

S C H E D U L E O F I N V E S T M E N T S	75

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
VSTECS Holdings Ltd.	66,000	$65,381
VTech Holdings Ltd.	26,800	211,559
WH Group Ltd.(c)	1,239,000	828,903
Wharf Real Estate Investment Co. Ltd.	250,000	1,189,008
Wynn Macau Ltd.(a)	271,200	245,072
Xinyi Glass Holdings Ltd.(b)	276,000	731,666
Yue Yuen Industrial Holdings Ltd.(a)	143,000	241,461
Zensun Enterprises Ltd.	72,000	40,723

		80,979,616

Japan — 66.2%
77 Bank Ltd. (The)	8,000	105,876
ABC-Mart Inc.	4,900	223,730
Activia Properties Inc.	98	331,715
Adastria Co. Ltd.	3,300	49,444
ADEKA Corp.	11,600	251,685
Advance Residence Investment Corp.	192	564,755
Advantest Corp.	29,800	2,536,354
Aeon Co. Ltd.	97,400	2,219,468
Aeon Delight Co. Ltd.	2,800	75,783
AEON Financial Service Co. Ltd.	15,800	165,827
Aeon Mall Co. Ltd.	16,400	237,086
AEON REIT Investment Corp.	229	291,265
AGC Inc.	28,600	1,312,608
Ai Holdings Corp.	5,400	83,689
Aica Kogyo Co. Ltd.	7,600	209,388
Aida Engineering Ltd.	6,700	61,297
Aiful Corp.	51,900	155,885
Ain Holdings Inc.	3,700	190,183
Air Water Inc.	26,400	402,401
Airtrip Corp.(b)	1,900	47,289
Aisin Corp.	22,200	806,148
Ajinomoto Co. Inc.	70,800	1,975,425
Alfresa Holdings Corp.	30,400	433,469
Alpen Co. Ltd.	1,700	29,567
Alps Alpine Co. Ltd.	31,824	347,087
Amada Co. Ltd.	50,300	486,979
Amano Corp.	7,900	158,469
ANA Holdings Inc.(a)	24,000	506,826
AnGes Inc.(a)	25,000	66,995
Anicom Holdings Inc.	10,800	68,578
Anritsu Corp.(b)	22,400	309,319
AOKI Holdings Inc.	10,700	54,624
Aozora Bank Ltd.	17,100	384,458
Arata Corp.	1,800	62,878
Arcland Sakamoto Co. Ltd.	4,500	61,460
Arcland Service Holdings Co. Ltd.	2,900	55,042
Arcs Co. Ltd.	6,300	118,423
Argo Graphics Inc.	2,400	65,532
Ariake Japan Co. Ltd.	2,600	137,878
ARTERIA Networks Corp.	4,000	47,394
As One Corp.	4,400	218,007
Asahi Group Holdings Ltd.	68,200	2,783,972
Asahi Holdings Inc.	11,300	218,941
Asahi Intecc Co. Ltd.	33,800	576,661
Asahi Kasei Corp.	190,800	1,884,707
Asics Corp.	22,500	436,852
ASKUL Corp.	5,700	69,567
Astellas Pharma Inc.	280,700	4,530,656
Atom Corp.	16,700	111,478
Autobacs Seven Co. Ltd.	10,000	121,264

Security	Shares	Value

Japan (continued)
Avex Inc.	5,300	$59,409
Awa Bank Ltd. (The)	3,800	74,817
Axial Retailing Inc.	2,200	62,614
Azbil Corp.	18,000	706,999
Bandai Namco Holdings Inc.	30,100	2,115,673
Bank of Kyoto Ltd. (The)	8,900	414,942
BASE Inc.(a)(b)	11,700	47,140
BayCurrent Consulting Inc.	1,800	683,133
Belc Co. Ltd.	1,400	65,737
Bell System24 Holdings Inc.	4,900	60,514
Belluna Co. Ltd.	7,600	48,091
Benefit One Inc.	12,700	386,249
Benesse Holdings Inc.	10,900	212,574
BeNext-Yumeshin Group Co.	6,400	87,305
Bengo4.com Inc.(a)(b)	900	37,846
Bic Camera Inc.	18,800	164,213
BML Inc.	2,500	75,984
Bridgestone Corp.	85,400	3,739,770
Broadleaf Co. Ltd.	15,100	46,090
Brother Industries Ltd.	35,200	648,245
Bunka Shutter Co. Ltd.	6,400	58,534
Calbee Inc.	14,400	331,456
Canon Inc.	149,600	3,538,149
Canon Marketing Japan Inc.	6,900	140,926
Capcom Co. Ltd.	25,400	613,175
Casio Computer Co. Ltd.	30,200	377,709
Cawachi Ltd.	1,400	28,157
CellSource Co. Ltd.(a)(b)	1,200	40,383
Central Glass Co. Ltd.	4,000	74,213
Central Japan Railway Co.	21,500	2,821,028
Change Inc.(a)	4,900	61,968
Chiba Bank Ltd. (The)	77,300	499,719
Chiyoda Corp.(a)	17,800	52,545
Chofu Seisakusho Co. Ltd.	3,100	53,141
Chubu Electric Power Co. Inc.	96,000	961,526
Chudenko Corp.	4,400	81,272
Chugai Pharmaceutical Co. Ltd.	101,400	3,293,448
Chugoku Bank Ltd. (The)	26,900	219,365
Chugoku Electric Power Co. Inc. (The)	44,300	348,181
Citizen Watch Co. Ltd.	41,900	179,350
CKD Corp.	7,900	145,837
Coca-Cola Bottlers Japan Holdings Inc.	19,125	224,343
COLOPL Inc.	11,000	60,571
Colowide Co. Ltd.(b)	13,300	192,172
Comforia Residential REIT Inc.	87	232,847
COMSYS Holdings Corp.	17,200	409,260
Comture Corp.	2,300	56,118
Concordia Financial Group Ltd.	157,800	648,456
Cosmo Energy Holdings Co. Ltd.	9,500	190,986
Cosmos Pharmaceutical Corp.	3,000	374,654
CRE Logistics REIT Inc.	86	149,432
Create Restaurants Holdings Inc.	17,700	113,452
Create SD Holdings Co. Ltd.	3,800	102,559
Credit Saison Co. Ltd.	21,000	234,408
Curves Holdings Co. Ltd.	7,700	46,995
CyberAgent Inc.	61,600	718,269
CYBERDYNE Inc.(a)	16,700	51,906
Cybozu Inc.	5,600	69,468
Dai Nippon Printing Co. Ltd.	33,800	811,373
Daicel Corp.	33,400	246,371

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Daido Steel Co. Ltd.	3,900	$150,709
Daifuku Co. Ltd.	14,800	1,027,486
Daihen Corp.	2,800	100,064
Daiho Corp.	1,700	54,229
Daiichi Jitsugyo Co. Ltd.	1,200	43,767
Dai-ichi Life Holdings Inc.	152,000	3,421,437
Daiichi Sankyo Co. Ltd.	262,100	5,889,383
Daiichikosho Co. Ltd.	5,400	153,015
Daiki Aluminium Industry Co. Ltd.	4,200	57,626
Daikin Industries Ltd.	37,200	7,809,918
Daikokutenbussan Co. Ltd.	900	35,344
Daio Paper Corp.	15,100	245,675
Daiseki Co. Ltd.	6,940	278,020
Daishi Hokuetsu Financial Group Inc.	5,300	122,893
Daito Trust Construction Co. Ltd.	10,000	1,146,665
Daiwa House Industry Co. Ltd.	84,300	2,460,141
Daiwa House REIT Investment Corp.	323	962,206
Daiwa Industries Ltd.	5,300	52,188
Daiwa Office Investment Corp.	44	275,691
Daiwa Securities Group Inc.	214,900	1,294,922
Daiwa Securities Living Investments Corp.	275	269,099
Daiwabo Holdings Co. Ltd.	13,700	195,877
DCM Holdings Co. Ltd.	22,300	211,649
Demae-Can Co. Ltd.(a)	7,900	51,425
DeNA Co. Ltd.	14,000	217,702
Denka Co. Ltd.	12,000	422,619
Denso Corp.	64,800	4,836,263
Dentsu Group Inc.	32,300	1,118,606
Descente Ltd.(a)	4,100	127,756
Dexerials Corp.	8,100	222,731
DIC Corp.	11,300	289,905
Digital Arts Inc.	1,400	82,485
Digital Garage Inc.	5,400	191,040
Dip Corp.	5,600	177,293
Direct Marketing MiX Inc.	3,000	36,963
Disco Corp.	4,200	1,154,805
DMG Mori Co. Ltd.	18,700	296,728
Doutor Nichires Holdings Co. Ltd.	3,600	50,146
Dowa Holdings Co. Ltd.	7,200	312,147
DTS Corp.	5,800	123,767
Duskin Co. Ltd.	5,700	136,980
DyDo Group Holdings Inc.	1,100	45,447
Earth Corp.	2,200	112,123
East Japan Railway Co.	45,300	2,586,761
Ebara Corp.	14,200	695,965
EDION Corp.	15,400	143,710
eGuarantee Inc.	6,900	113,530
Eiken Chemical Co. Ltd.	7,200	107,928
Eisai Co. Ltd.	35,900	1,798,052
Eizo Corp.	2,400	82,547
Elan Corp.	5,300	46,619
Elecom Co. Ltd.	8,600	104,088
Electric Power Development Co. Ltd.	21,300	279,506
en Japan Inc.	4,700	113,280
ENEOS Holdings Inc.	460,900	1,835,592
eRex Co. Ltd.	3,600	47,578
ESPEC Corp.	2,700	47,965
Euglena Co. Ltd.(a)(b)	16,900	107,256
Exedy Corp.	4,200	61,652
EXEO Group Inc.	14,700	298,762

Security	Shares	Value

Japan (continued)
Ezaki Glico Co. Ltd.	6,200	$201,018
Fancl Corp.	12,700	323,449
FANUC Corp.	28,700	5,675,377
Fast Retailing Co. Ltd.	8,700	5,119,644
FCC Co. Ltd.	4,700	60,438
Ferrotec Holdings Corp.	6,400	159,710
Financial Products Group Co. Ltd.	14,800	85,196
Food & Life Companies Ltd.	16,700	500,367
FP Corp.	6,900	221,628
Freee KK(a)	4,700	185,800
Frontier Real Estate Investment Corp.	66	278,506
Fuji Co. Ltd./Ehime	3,100	51,189
Fuji Corp./Aichi	10,200	235,447
Fuji Electric Co. Ltd.	19,000	1,015,479
Fuji Kyuko Co. Ltd.	3,300	118,440
Fuji Media Holdings Inc.	6,400	64,571
Fuji Oil Holdings Inc.	7,200	145,682
Fuji Seal International Inc.	6,500	122,233
Fuji Soft Inc.	3,400	142,443
Fujicco Co. Ltd.	3,200	53,891
FUJIFILM Holdings Corp.	53,900	3,613,240
Fujikura Ltd.(a)	37,300	201,688
Fujimi Inc.	2,600	157,417
Fujimori Kogyo Co. Ltd.	1,600	56,873
Fujitec Co. Ltd.	11,300	268,765
Fujitsu General Ltd.	9,200	186,695
Fujitsu Ltd.	29,300	3,873,411
Fukuoka Financial Group Inc.	25,032	491,607
Fukuoka REIT Corp.	97	136,394
Fukushima Galilei Co. Ltd.	1,500	55,083
Fukuyama Transporting Co. Ltd.	3,900	122,750
Fullcast Holdings Co. Ltd.	2,900	54,566
Funai Soken Holdings Inc.	5,900	122,275
Furukawa Co. Ltd.	4,900	54,850
Furukawa Electric Co. Ltd.	11,000	226,264
Fuso Chemical Co. Ltd.	3,300	129,109
Future Corp.	9,300	119,317
Fuyo General Lease Co. Ltd.	1,900	126,024
G-7 Holdings Inc.	3,000	36,236
Genky DrugStores Co. Ltd.	1,300	40,794
giftee Inc.(a)	2,000	21,248
Giken Ltd.	2,600	88,737
Global One Real Estate Investment Corp.	118	116,252
GLOBERIDE Inc.	2,200	52,953
Glory Ltd.	7,000	131,633
GLP J-REIT	642	1,033,371
GMO Financial Gate Inc.	200	26,267
GMO Financial Holdings Inc.	7,000	52,407
GMO internet Inc.	10,200	218,235
GMO Payment Gateway Inc.	6,400	561,611
GNI Group Ltd.(a)(b)	6,000	54,767
Goldwin Inc.	3,700	192,052
Gree Inc.(b)	16,000	121,554
GS Yuasa Corp.	10,300	220,357
GungHo Online Entertainment Inc.(a)	8,600	180,594
Gunma Bank Ltd. (The)	51,900	170,526
Gunze Ltd.	2,100	73,006
H.U. Group Holdings Inc.	8,000	203,183
H2O Retailing Corp.	13,000	89,937
Hachijuni Bank Ltd. (The)	52,800	194,968

S C H E D U L E O F I N V E S T M E N T S	77

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Hakuhodo DY Holdings Inc.	33,200	$508,549
Halows Co. Ltd.	2,200	52,864
Hamakyorex Co. Ltd.	2,300	57,147
Hamamatsu Photonics KK	21,200	1,084,619
Hankyu Hanshin Holdings Inc.	33,800	984,305
Hankyu Hanshin REIT Inc.	76	98,434
Hanwa Co. Ltd.	5,000	137,312
Harmonic Drive Systems Inc.(b)	6,700	265,003
Haseko Corp.	37,400	474,889
Hazama Ando Corp.	27,500	210,432
HEALIOS K.K.(a)(b)	2,600	23,634
Heiwa Corp.	7,800	124,738
Heiwa Real Estate Co. Ltd.	4,300	146,889
Heiwa Real Estate REIT Inc.	155	190,671
Heiwado Co. Ltd.	4,300	72,448
Hennge KK(a)	2,400	26,691
Hiday Hidaka Corp.	3,700	53,499
Hikari Tsushin Inc.	3,200	384,207
Hino Motors Ltd.	44,800	389,420
Hioki E.E. Corp.	1,100	63,906
Hirata Corp.	1,000	50,411
Hirogin Holdings Inc.	43,500	253,572
Hirose Electric Co. Ltd.	4,800	715,477
HIS Co. Ltd.(a)	6,400	106,014
Hisamitsu Pharmaceutical Co. Inc.	7,100	216,322
Hitachi Construction Machinery Co. Ltd.	16,900	429,721
Hitachi Ltd.	144,800	7,526,125
Hitachi Metals Ltd.(a)	30,900	557,210
Hitachi Transport System Ltd.	5,200	238,410
Hitachi Zosen Corp.	24,200	161,119
Hogy Medical Co. Ltd.	3,300	88,752
Hokkaido Electric Power Co. Inc.	27,800	121,275
Hokkoku Financial Holdings Inc.	2,900	74,614
Hokuetsu Corp.	16,900	112,100
Hokuhoku Financial Group Inc.	17,900	141,054
Hokuriku Electric Power Co.	23,800	117,447
Hokuto Corp.	3,100	52,555
Honda Motor Co. Ltd.	243,800	7,180,586
Horiba Ltd.	5,100	274,513
Hoshino Resorts REIT Inc.	37	209,071
Hoshizaki Corp.	7,900	583,766
Hosiden Corp.	8,900	88,815
Hosokawa Micron Corp.	2,000	50,828
House Foods Group Inc.	9,000	231,276
Hoya Corp.	55,200	7,157,693
Hulic Co. Ltd.	52,100	503,581
Hulic Reit Inc.	174	249,781
Hyakugo Bank Ltd. (The)	22,700	70,071
Ibiden Co. Ltd.	16,100	899,674
Ichibanya Co. Ltd.	2,100	84,201
Ichigo Inc.	51,500	126,635
Ichigo Office REIT Investment Corp.	240	171,367
Idec Corp./Japan	4,200	89,471
Idemitsu Kosan Co. Ltd.	31,847	815,972
IDOM Inc.	6,700	38,636
IHI Corp.	20,200	407,902
Iida Group Holdings Co. Ltd.	23,100	480,587
Iino Kaiun Kaisha Ltd.	18,000	84,482
Inaba Denki Sangyo Co. Ltd.	5,800	134,410
Inabata & Co. Ltd.	6,100	91,917

Security	Shares	Value

Japan (continued)
Inageya Co. Ltd.	4,500	$54,897
Industrial & Infrastructure Fund Investment Corp.	291	486,770
Infocom Corp.	2,500	39,839
Infomart Corp.	27,100	157,505
Information Services International-Dentsu Ltd.	2,600	81,057
INFRONEER Holdings Inc.	27,800	256,173
Inpex Corp.	151,400	1,530,577
Insource Co. Ltd.	3,000	47,967
Internet Initiative Japan Inc.	7,900	261,633
Invincible Investment Corp.	977	307,765
IR Japan Holdings Ltd.	1,300	57,893
Iriso Electronics Co. Ltd.	3,000	121,812
Isetan Mitsukoshi Holdings Ltd.	51,700	406,407
Isuzu Motors Ltd.	89,100	1,091,475
Ito En Ltd.	8,000	430,913
Itochu Advance Logistics Investment Corp.	73	99,576
ITOCHU Corp.	177,800	5,712,085
Itochu Enex Co. Ltd.	7,500	65,519
Itochu Techno-Solutions Corp.	14,300	390,106
Itoham Yonekyu Holdings Inc.	22,600	132,596
Iwatani Corp.	7,000	330,006
Iyo Bank Ltd. (The)	33,800	175,444
Izumi Co. Ltd.	4,700	130,010
J Front Retailing Co. Ltd.	37,400	335,526
JAC Recruitment Co. Ltd.	4,100	71,284
Jaccs Co. Ltd.	2,700	73,058
JAFCO Group Co. Ltd.	13,200	210,775
Japan Airlines Co. Ltd.(a)	21,800	412,621
Japan Airport Terminal Co. Ltd.(a)	9,300	402,954
Japan Aviation Electronics Industry Ltd.	9,100	145,437
Japan Elevator Service Holdings Co. Ltd.	7,200	103,724
Japan Excellent Inc.	217	249,562
Japan Exchange Group Inc.	76,500	1,573,670
Japan Hotel REIT Investment Corp.	716	349,058
Japan Lifeline Co. Ltd.	8,700	76,163
Japan Logistics Fund Inc.	119	329,848
Japan Material Co. Ltd.	9,900	144,697
Japan Metropolitan Fund Invest	1,067	899,174
Japan Petroleum Exploration Co. Ltd.	5,000	119,500
Japan Post Bank Co. Ltd.	57,500	565,671
Japan Post Holdings Co. Ltd.	366,400	3,127,418
Japan Post Insurance Co. Ltd.	28,400	497,956
Japan Prime Realty Investment Corp.	132	431,210
Japan Real Estate Investment Corp.	183	1,006,307
Japan Securities Finance Co. Ltd.	18,600	151,170
Japan Steel Works Ltd. (The)	9,300	309,174
Japan Tobacco Inc.	179,300	3,579,702
Japan Wool Textile Co. Ltd. (The)	7,300	55,871
JCR Pharmaceuticals Co. Ltd.	9,900	174,371
JCU Corp.	2,900	125,893
Jeol Ltd.	5,000	272,612
JFE Holdings Inc.	75,400	968,652
JGC Holdings Corp.	33,800	332,128
JIG-SAW Inc.(a)	700	30,932
JINS Holdings Inc.	2,100	129,822
JMDC Inc.(a)	3,500	162,436
Joshin Denki Co. Ltd.	2,600	47,383
Joyful Honda Co. Ltd.	9,000	119,827
JSP Corp.	1,900	26,669
JSR Corp.	31,500	1,044,168

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
JTEKT Corp.	33,400	$290,537
JTOWER Inc.(a)	1,300	59,568
Juroku Financial Group Inc.	2,800	55,674
Justsystems Corp.	5,100	220,739
Kadokawa Corp.	14,100	292,774
Kaga Electronics Co. Ltd.	2,400	62,181
Kagome Co. Ltd.	11,700	304,450
Kajima Corp.	67,400	814,030
Kakaku.com Inc.	21,100	437,014
Kaken Pharmaceutical Co. Ltd.	4,600	164,488
Kameda Seika Co. Ltd.	2,000	72,652
Kamigumi Co. Ltd.	14,300	276,326
Kanamoto Co. Ltd.	4,800	93,334
Kandenko Co. Ltd.	12,800	95,239
Kaneka Corp.	6,500	211,737
Kanematsu Corp.	10,700	116,399
Kanematsu Electronics Ltd.	1,700	56,082
Kansai Electric Power Co. Inc. (The)	106,400	1,004,323
Kansai Paint Co. Ltd.	25,600	531,399
Kanto Denka Kogyo Co. Ltd.	6,000	57,454
Kao Corp.	70,600	3,527,992
Kappa Create Co. Ltd.(a)	4,500	52,817
Katakura Industries Co. Ltd.	2,700	53,634
Katitas Co. Ltd.	7,400	225,708
Kato Sangyo Co. Ltd.	2,700	77,300
Kawasaki Heavy Industries Ltd.	21,700	420,514
Kawasaki Kisen Kaisha Ltd.(a)	6,600	411,370
KDDI Corp.	241,300	7,709,222
KeePer Technical Laboratory Co. Ltd.	1,800	29,698
Keihan Holdings Co. Ltd.	14,900	345,516
Keihanshin Building Co. Ltd.	4,300	49,772
Keikyu Corp.	33,800	345,936
Keio Corp.	15,800	710,694
Keisei Electric Railway Co. Ltd.	19,600	553,134
Keiyo Bank Ltd. (The)	13,500	56,292
Keiyo Co. Ltd.	11,100	83,258
Kenedix Office Investment Corp.	62	376,452
Kenedix Residential Next Investment Corp.	133	231,857
Kenedix Retail REIT Corp.	86	201,300
Kewpie Corp.	17,200	354,829
Keyence Corp.	29,100	14,926,042
KFC Holdings Japan Ltd.	2,100	52,597
KH Neochem Co. Ltd.	5,100	130,823
Kikkoman Corp.	21,600	1,632,699
Kinden Corp.	16,900	241,571
Kintetsu Group Holdings Co. Ltd.(a)	25,000	726,388
Kintetsu World Express Inc.	5,200	129,368
Kirin Holdings Co. Ltd.	124,700	1,998,710
Kisoji Co. Ltd.	3,300	63,004
Kissei Pharmaceutical Co. Ltd.	3,500	70,671
Ki-Star Real Estate Co. Ltd.	1,400	85,668
Kitanotatsujin Corp.	11,700	22,683
Kitz Corp.	9,000	52,323
Kiyo Bank Ltd. (The)	9,200	115,049
Koa Corp.	4,700	59,821
Kobayashi Pharmaceutical Co. Ltd.	8,000	622,983
Kobe Bussan Co. Ltd.	20,500	638,153
Kobe Steel Ltd.	50,800	242,489
Koei Tecmo Holdings Co. Ltd.	9,586	346,789
Kohnan Shoji Co. Ltd.	3,900	115,653

Security	Shares	Value

Japan (continued)
Koito Manufacturing Co. Ltd.	16,000	$803,368
Kokuyo Co. Ltd.	12,200	177,860
Komatsu Ltd.	131,700	3,309,481
KOMEDA Holdings Co. Ltd.	5,800	107,360
Komeri Co. Ltd.	4,400	102,588
Konami Holdings Corp.	14,400	776,301
Konica Minolta Inc.	67,700	285,383
Konishi Co. Ltd.	4,300	61,314
Kose Corp.	5,000	457,148
Kotobuki Spirits Co. Ltd.	2,200	89,465
K’s Holdings Corp.	25,600	251,921
Kubota Corp.	153,600	3,294,033
Kumagai Gumi Co. Ltd.	5,300	135,096
Kumiai Chemical Industry Co. Ltd.	12,000	82,943
Kura Sushi Inc.	3,300	99,276
Kuraray Co. Ltd.	44,500	399,781
Kureha Corp.	2,400	179,174
Kurita Water Industries Ltd.	14,500	589,621
Kusuri no Aoki Holdings Co. Ltd.	2,400	143,167
KYB Corp.	2,800	72,893
Kyocera Corp.	48,200	2,972,557
Kyokuto Kaihatsu Kogyo Co. Ltd.	4,400	56,050
KYORIN Holdings Inc.	5,700	90,546
Kyoritsu Maintenance Co. Ltd.	4,400	157,401
Kyowa Kirin Co. Ltd.	40,900	1,019,424
Kyudenko Corp.	6,300	161,139
Kyushu Electric Power Co. Inc.	60,700	449,774
Kyushu Financial Group Inc.	61,100	236,081
Kyushu Railway Co.	19,900	415,721
LaSalle Logiport REIT	267	427,114
Lasertec Corp.	11,400	2,557,446
Lawson Inc.	7,200	315,569
Leopalace21 Corp.(a)	44,700	65,601
Life Corp.	1,400	37,620
Lifenet Insurance Co.(a)	5,500	31,045
Link And Motivation Inc.	5,700	22,563
Lintec Corp.	6,400	148,659
Lion Corp.	33,900	442,935
LITALICO Inc.	2,600	64,887
Lixil Corp.	40,900	936,207
M&A Capital Partners Co. Ltd.(a)	1,800	77,514
M3 Inc.	66,500	2,556,698
Mabuchi Motor Co. Ltd.	7,100	223,541
Macnica Fuji Electronics Holdings Inc.	7,000	154,875
Maeda Kosen Co. Ltd.	2,300	68,682
Makino Milling Machine Co. Ltd.	3,700	127,817
Makita Corp.	33,800	1,264,912
Makuake Inc.(a)(b)	1,700	33,406
Mandom Corp.	5,700	68,348
Mani Inc.	11,900	171,949
Marubeni Corp.	236,700	2,435,628
Maruha Nichiro Corp.	6,000	128,195
Marui Group Co. Ltd.	30,200	582,673
Maruichi Steel Tube Ltd.	9,200	204,938
Maruwa Co. Ltd./Aichi	1,400	184,200
Maruwa Unyu Kikan Co. Ltd.	4,100	46,796
Maruzen Showa Unyu Co. Ltd.	1,900	52,741
Matsuda Sangyo Co. Ltd.	3,600	73,845
Matsui Securities Co. Ltd.	23,600	165,047
MatsukiyoCocokara & Co.	16,430	562,366

S C H E D U L E O F I N V E S T M E N T S	79

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Max Co. Ltd.	3,600	$57,406
Maxell Ltd.	6,400	68,645
Mazda Motor Corp.(a)	84,600	651,737
McDonald’s Holdings Co. Japan Ltd.	12,100	528,412
MCJ Co. Ltd.	8,000	68,681
Mebuki Financial Group Inc.	137,890	307,601
Media Do Co. Ltd.	1,300	28,884
Medical Data Vision Co. Ltd.	3,700	32,754
Medipal Holdings Corp.	27,300	491,265
Medley Inc.(a)	2,900	50,266
MedPeer Inc.(a)	1,900	48,033
Megachips Corp.	2,000	72,909
Megmilk Snow Brand Co. Ltd.	6,600	117,564
Meidensha Corp.	5,200	110,208
MEIJI Holdings Co. Ltd.	18,100	1,129,107
Meiko Electronics Co. Ltd.	2,400	82,878
Meitec Corp.	3,500	205,046
Melco Holdings Inc.	1,200	38,068
Menicon Co. Ltd.	8,900	197,498
Mercari Inc.(a)	15,900	600,475
METAWATER Co. Ltd.	3,600	63,852
Micronics Japan Co. Ltd.	5,000	68,979
Midac Holdings Co. Ltd.	1,200	28,150
Milbon Co. Ltd.	3,800	179,414
Mimasu Semiconductor Industry Co. Ltd.	2,700	58,018
MinebeaMitsumi Inc.	54,400	1,331,200
Mirai Corp.	211	88,689
Mirait Holdings Corp.	14,100	234,086
Misumi Group Inc.	42,700	1,385,268
Mitani Sekisan Co. Ltd.	1,000	56,295
Mitsubishi Chemical Holdings Corp.	194,700	1,527,263
Mitsubishi Corp.	188,800	6,410,217
Mitsubishi Electric Corp.	273,000	3,418,888
Mitsubishi Estate Co. Ltd.	179,000	2,578,034
Mitsubishi Estate Logistics REIT Investment Corp.	54	212,164
Mitsubishi Gas Chemical Co. Inc.	23,900	457,812
Mitsubishi HC Capital Inc.	101,300	523,182
Mitsubishi Heavy Industries Ltd.	47,700	1,295,503
Mitsubishi Logistics Corp.	8,300	200,350
Mitsubishi Materials Corp.	16,900	301,471
Mitsubishi Motors Corp.(a)	97,700	278,954
Mitsubishi Pencil Co. Ltd.	5,300	55,307
Mitsubishi Shokuhin Co. Ltd.	2,000	49,084
Mitsubishi UFJ Financial Group Inc.	1,828,500	11,083,050
Mitsuboshi Belting Ltd.	3,200	59,006
Mitsui & Co. Ltd.	233,100	5,812,435
Mitsui Chemicals Inc.	28,600	764,896
Mitsui DM Sugar Holdings Co. Ltd.	3,200	55,061
Mitsui Fudosan Co. Ltd.	137,200	2,941,202
Mitsui Fudosan Logistics Park Inc.	75	368,874
Mitsui High-Tec Inc.	2,800	207,229
Mitsui Mining & Smelting Co. Ltd.	7,500	212,084
Mitsui OSK Lines Ltd.	16,100	1,246,823
Mitsui-Soko Holdings Co. Ltd.	2,900	60,409
Mitsuuroko Group Holdings Co. Ltd.	7,600	68,503
Miura Co. Ltd.	13,600	401,542
Mixi Inc.	6,900	127,735
Mizuho Financial Group Inc.	360,820	4,887,668
Mizuho Leasing Co. Ltd.	3,700	103,342
Mizuno Corp.	2,700	51,983

Security	Shares	Value

Japan (continued)
Mochida Pharmaceutical Co. Ltd.	3,400	$105,755
Modec Inc.	3,300	33,091
Monex Group Inc.	23,900	121,170
Money Forward Inc.(a)	6,200	282,138
Monogatari Corp. (The)	1,000	54,344
MonotaRO Co. Ltd.	38,700	635,872
Mori Hills REIT Investment Corp.	230	281,804
Mori Trust Hotel Reit Inc.	49	50,385
Mori Trust Sogo REIT Inc.	147	178,080
Morinaga & Co. Ltd./Japan	5,600	178,477
Morinaga Milk Industry Co. Ltd.	5,500	266,651
Morita Holdings Corp.	5,100	56,522
MOS Food Services Inc.	3,600	94,806
MS&AD Insurance Group Holdings Inc.	67,500	2,315,218
Murata Manufacturing Co. Ltd.	85,900	6,458,243
Musashi Seimitsu Industry Co. Ltd.	6,900	103,940
Musashino Bank Ltd. (The)	3,400	54,669
Nabtesco Corp.	16,900	528,277
Nachi-Fujikoshi Corp.	2,200	82,196
Nagaileben Co. Ltd.	3,200	58,462
Nagase & Co. Ltd.	17,200	274,730
Nagawa Co. Ltd.(b)	1,000	84,563
Nagoya Railroad Co. Ltd.(a)	29,600	467,414
Nakanishi Inc.	12,700	225,190
Nankai Electric Railway Co. Ltd.	15,000	297,807
Nanto Bank Ltd. (The)	3,400	57,501
NEC Corp.	37,000	1,443,492
NEC Networks & System Integration Corp.	12,200	176,049
NET One Systems Co. Ltd.	13,000	308,578
Nexon Co. Ltd.	72,500	1,366,742
Nextage Co. Ltd.	5,400	135,605
NGK Insulators Ltd.	39,500	667,460
NGK Spark Plug Co. Ltd.	24,500	416,498
NH Foods Ltd.	13,200	509,047
NHK Spring Co. Ltd.	33,900	265,693
Nichias Corp.	7,300	165,716
Nichicon Corp.	10,400	108,968
Nichiha Corp.	2,100	51,915
Nichi-Iko Pharmaceutical Co. Ltd.	11,200	71,510
Nichirei Corp.	16,900	388,892
Nidec Corp.	66,900	5,929,333
Nifco Inc./Japan	12,000	349,333
Nihon Kohden Corp.	12,100	320,928
Nihon M&A Center Holdings Inc.	45,600	717,890
Nihon Parkerizing Co. Ltd.	12,100	109,684
Nihon Unisys Ltd.	11,500	302,540
Nikkiso Co. Ltd.	9,900	73,047
Nikkon Holdings Co. Ltd.	8,900	167,658
Nikon Corp.	45,300	472,795
Nintendo Co. Ltd.	16,700	8,183,691
Nippn Corp., New	5,100	74,815
Nippon Accommodations Fund Inc.	64	345,916
Nippon Building Fund Inc.	219	1,268,259
Nippon Carbon Co. Ltd.	1,700	59,165
Nippon Ceramic Co. Ltd.	2,800	59,884
Nippon Densetsu Kogyo Co. Ltd.	3,900	50,662
Nippon Electric Glass Co. Ltd.	12,900	322,246
Nippon Express Holdings Co., NVS	12,000	711,165
Nippon Gas Co. Ltd.	16,100	225,306
Nippon Kanzai Co. Ltd.	3,000	73,704

80	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Kayaku Co. Ltd.	16,700	$166,040
Nippon Koei Co. Ltd.	1,800	46,741
Nippon Light Metal Holdings Co. Ltd.	10,010	153,390
Nippon Paint Holdings Co. Ltd.(b)	125,400	1,002,876
Nippon Paper Industries Co. Ltd.	17,200	174,284
Nippon Parking Development Co. Ltd.	29,000	34,206
Nippon Prologis REIT Inc.	303	945,432
NIPPON REIT Investment Corp.	63	212,282
Nippon Road Co. Ltd. (The)	1,000	72,854
Nippon Sanso Holdings Corp.	23,900	474,625
Nippon Seiki Co. Ltd.	5,300	47,342
Nippon Sheet Glass Co. Ltd.(a)	18,100	79,571
Nippon Shinyaku Co. Ltd.	7,400	483,744
Nippon Shokubai Co. Ltd.	3,500	164,823
Nippon Signal Company Ltd.	6,200	48,305
Nippon Soda Co. Ltd.	2,600	74,400
Nippon Steel Corp.	128,428	2,099,099
Nippon Steel Trading Corp.	2,500	112,842
Nippon Suisan Kaisha Ltd.	49,800	233,332
Nippon Telegraph & Telephone Corp.	192,600	5,511,775
Nippon Television Holdings Inc.	6,500	67,882
Nippon Yusen KK	24,200	1,897,118
Nipro Corp.	24,000	222,640
Nishimatsu Construction Co. Ltd.	5,000	166,070
Nishimatsuya Chain Co. Ltd.	7,700	98,202
Nishi-Nippon Financial Holdings Inc.	17,600	124,661
Nishi-Nippon Railroad Co. Ltd.	10,400	232,613
Nishio Rent All Co. Ltd.	2,200	53,898
Nissan Chemical Corp.	18,600	1,009,204
Nissan Motor Co. Ltd.(a)	353,500	1,870,930
Nissan Shatai Co. Ltd.	9,600	57,700
Nissha Co. Ltd.	3,500	44,560
Nisshin Oillio Group Ltd. (The)	2,600	68,078
Nisshin Seifun Group Inc.	28,600	401,606
Nisshinbo Holdings Inc.	25,000	208,259
Nissin Electric Co. Ltd.	7,200	90,827
Nissin Foods Holdings Co. Ltd.	9,200	652,580
Nitori Holdings Co. Ltd.	12,000	1,719,151
Nitta Corp.	2,800	68,613
Nittetsu Mining Co. Ltd.	1,000	55,947
Nitto Boseki Co. Ltd.	3,600	85,911
Nitto Denko Corp.	21,200	1,650,624
Nitto Kogyo Corp.	4,100	55,156
Nittoku Co. Ltd.(b)	1,900	50,264
Noevir Holdings Co. Ltd.	2,200	99,644
NOF Corp.	10,400	476,217
Nohmi Bosai Ltd.	3,200	58,872
Nojima Corp.	5,100	102,849
NOK Corp.	12,600	134,718
Nomura Co. Ltd.	11,100	88,887
Nomura Holdings Inc.	460,500	2,034,280
Nomura Real Estate Holdings Inc.	17,300	405,111
Nomura Real Estate Master Fund Inc.	634	879,632
Nomura Research Institute Ltd.	50,510	1,768,147
Noritake Co. Ltd./Nagoya Japan	1,300	52,023
Noritsu Koki Co. Ltd.	2,500	44,913
Noritz Corp.	3,600	52,941
North Pacific Bank Ltd.	35,600	77,792
NS Solutions Corp.	4,600	130,816
NS United Kaiun Kaisha Ltd.	1,400	37,249

Security	Shares	Value

Japan (continued)
NSD Co. Ltd.	9,900	$169,091
NSK Ltd.	59,900	408,580
NTN Corp.(a)	60,500	122,021
NTT Data Corp.	94,800	1,817,386
NTT UD REIT Investment Corp.	167	224,599
Obara Group Inc.	1,900	55,066
Obayashi Corp.	96,500	781,857
OBIC Business Consultants Co. Ltd.	4,800	181,019
Obic Co. Ltd.	10,400	1,718,305
Odakyu Electric Railway Co. Ltd.	43,000	759,842
Ogaki Kyoritsu Bank Ltd. (The)	4,400	77,668
Ohsho Food Service Corp.	1,600	82,578
Oiles Corp.	3,800	53,208
Oisix ra daichi Inc.(a)	3,200	66,692
Oji Holdings Corp.	119,000	633,446
Okamoto Industries Inc.	1,600	56,510
Okamura Corp.	8,700	91,977
Okasan Securities Group Inc.	19,600	65,413
Oki Electric Industry Co. Ltd.	16,700	127,745
Okinawa Cellular Telephone Co.	1,400	60,994
Okinawa Electric Power Co. Inc. (The)	4,500	54,966
Okinawa Financial Group Inc., NVS	3,100	59,911
OKUMA Corp.	3,600	157,044
Okumura Corp.	3,700	105,632
Olympus Corp.	164,600	3,683,262
Omron Corp.	28,100	2,054,376
One REIT Inc.	32	83,020
Ono Pharmaceutical Co. Ltd.	55,200	1,338,694
Onward Holdings Co. Ltd.	17,700	44,362
Open House Group Co. Ltd.	12,400	641,988
Optex Group Co. Ltd.	5,200	69,321
Optim Corp.(a)	3,400	28,825
Optorun Co. Ltd.	2,800	57,268
Oracle Corp. Japan	5,900	441,264
Organo Corp.	1,000	73,129
Orient Corp.	104,200	111,366
Oriental Land Co. Ltd./Japan	30,100	5,239,909
ORIX Corp.	183,200	3,778,889
Orix JREIT Inc.	414	594,113
Osaka Gas Co. Ltd.	57,600	979,568
Osaka Organic Chemical Industry Ltd.	1,700	46,800
Osaka Soda Co. Ltd.	2,100	55,741
OSG Corp.	13,900	244,713
Otsuka Corp.	16,900	685,748
Otsuka Holdings Co. Ltd.	58,400	1,992,451
Outsourcing Inc.	17,600	203,880
Pacific Industrial Co. Ltd.	5,700	54,410
Pack Corp. (The)	2,200	51,507
PAL GROUP Holdings Co. Ltd.	3,400	49,559
Paltac Corp.	4,000	153,309
Pan Pacific International Holdings Corp.	63,400	853,290
Panasonic Corp.	332,900	3,665,064
Paramount Bed Holdings Co. Ltd.	4,700	78,212
Park24 Co. Ltd.(a)	17,200	260,188
Pasona Group Inc.	2,400	53,073
Penta-Ocean Construction Co. Ltd.	45,500	252,672
PeptiDream Inc.(a)	14,900	267,496
Persol Holdings Co. Ltd.	26,200	676,374
Pharma Foods International Co. Ltd.	3,200	45,446
Pigeon Corp.	16,900	329,409

S C H E D U L E O F I N V E S T M E N T S	81

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Pilot Corp.	3,700	$131,784
Piolax Inc.	4,100	62,257
PKSHA Technology Inc.(a)	3,500	60,449
Plaid Inc.(a)	2,200	23,782
Plenus Co. Ltd.	2,800	47,830
Plus Alpha Consulting Co. Ltd., NVS	1,400	27,175
Pola Orbis Holdings Inc.	13,900	207,171
Premier Anti-Aging Co. Ltd.(a)	400	25,124
Pressance Corp.	3,400	62,130
Prestige International Inc.	14,300	90,893
Prima Meat Packers Ltd.	3,900	85,655
Proto Corp.	6,100	70,816
Qol Holdings Co. Ltd.	4,400	51,256
Raito Kogyo Co. Ltd.	6,000	97,944
Raiznext Corp.	8,700	87,450
Raksul Inc.(a)	3,200	104,448
Rakus Co. Ltd.	10,300	207,489
Rakuten Group Inc.(a)	131,000	1,136,474
Recruit Holdings Co. Ltd.	203,000	10,034,001
Relia Inc.	9,800	82,831
Relo Group Inc.	16,200	292,354
Renesas Electronics Corp.(a)	190,900	2,190,923
Rengo Co. Ltd.	26,700	199,240
RENOVA Inc.(a)	5,000	71,081
Resona Holdings Inc.	314,300	1,350,684
Resorttrust Inc.	13,800	220,933
Restar Holdings Corp.	3,200	54,447
Ricoh Co. Ltd.	102,900	868,930
Ricoh Leasing Co. Ltd.	1,600	51,933
Riken Keiki Co. Ltd.	1,500	71,765
Riken Vitamin Co. Ltd.	3,300	48,807
Ringer Hut Co. Ltd.(a)	3,100	59,404
Rinnai Corp.	5,400	482,247
Riso Kagaku Corp.	2,500	44,840
Riso Kyoiku Co. Ltd.	15,400	54,803
Rohm Co. Ltd.	13,100	1,103,506
Rohto Pharmaceutical Co. Ltd.	13,400	370,058
Roland Corp.	1,200	45,775
Rorze Corp.	1,700	160,639
Round One Corp.	7,700	93,945
Royal Holdings Co. Ltd.(a)	6,000	93,602
RS Technologies Co. Ltd.	1,200	60,879
Ryohin Keikaku Co. Ltd.	37,700	541,348
Ryosan Co. Ltd.	2,800	55,481
S Foods Inc.	1,900	58,363
Saibu Gas Holdings Co. Ltd.	2,700	51,439
Saizeriya Co. Ltd.	5,400	124,871
Sakai Moving Service Co. Ltd.	1,500	57,384
Sakata INX Corp.	6,100	51,370
Sakata Seed Corp.	4,300	126,301
SAMTY Co. Ltd.	4,500	81,732
Samty Residential Investment Corp.	52	52,893
San-A Co. Ltd.	2,600	92,211
San-Ai Oil Co. Ltd.	4,500	36,674
SanBio Co. Ltd.(a)	5,400	51,203
Sangetsu Corp.	6,100	84,478
San-in Godo Bank Ltd. (The)	18,300	103,068
Sanken Electric Co. Ltd.	3,500	152,591
Sanki Engineering Co. Ltd.	5,600	69,177
Sankyo Co. Ltd.	7,000	180,234

Security	Shares	Value

Japan (continued)
Sankyu Inc.	7,400	$267,715
Sanrio Co. Ltd.	8,700	168,737
Sansan Inc.(a)	9,000	99,770
Santen Pharmaceutical Co. Ltd.	52,400	594,959
Sanwa Holdings Corp.	28,300	306,463
Sanyo Chemical Industries Ltd.	1,100	50,125
Sanyo Denki Co. Ltd.	900	41,964
Sanyo Special Steel Co. Ltd.	3,600	67,491
Sapporo Holdings Ltd.	8,700	168,757
Sato Holdings Corp.	3,800	67,017
Sawai Group Holdings Co. Ltd.	5,000	189,258
SBI Holdings Inc.	36,200	933,808
SBS Holdings Inc.	1,600	49,352
SCREEN Holdings Co. Ltd.	5,800	582,064
SCSK Corp.	23,600	399,346
Secom Co. Ltd.	31,600	2,225,084
Sega Sammy Holdings Inc.	24,800	416,408
Seibu Holdings Inc.(a)	34,400	337,485
Seikagaku Corp.	5,600	45,842
Seiko Epson Corp.	40,500	630,848
Seiko Holdings Corp.	3,700	69,186
Seino Holdings Co. Ltd.	21,600	214,303
Seiren Co. Ltd.	6,500	122,894
Sekisui Chemical Co. Ltd.	57,400	1,003,581
Sekisui House Ltd.	92,200	1,867,987
Sekisui House Reit Inc.	618	420,930
Sekisui Jushi Corp.	3,600	63,601
Senko Group Holdings Co. Ltd.	13,300	106,798
Septeni Holdings Co. Ltd.	13,400	49,076
Seria Co. Ltd.	7,000	176,157
Seven & i Holdings Co. Ltd.	112,700	5,731,768
Seven Bank Ltd.	74,300	157,027
SG Holdings Co. Ltd.	47,700	1,012,588
Sharp Corp./Japan	33,500	372,390
Shibaura Machine Co. Ltd.	2,900	83,506
Shibuya Corp.	2,100	46,560
SHIFT Inc.(a)	1,700	282,457
Shiga Bank Ltd. (The)	5,300	103,263
Shikoku Chemicals Corp.	5,100	63,479
Shikoku Electric Power Co. Inc.	26,200	182,128
Shima Seiki Manufacturing Ltd.	3,000	45,381
Shimadzu Corp.	36,200	1,306,159
Shimamura Co. Ltd.	3,300	301,937
Shimano Inc.	11,000	2,466,663
Shimizu Corp.	80,400	535,338
Shin-Etsu Chemical Co. Ltd.	53,000	8,867,392
Shin-Etsu Polymer Co. Ltd.	6,200	59,412
Shinko Electric Industries Co. Ltd.	9,700	446,377
Shinmaywa Industries Ltd.	8,800	67,602
Shinsei Bank Ltd.	9,900	183,559
Shionogi & Co. Ltd.	39,300	2,239,811
Ship Healthcare Holdings Inc.	11,600	260,360
Shiseido Co. Ltd.	60,400	3,046,817
Shizuoka Bank Ltd. (The)	67,400	529,593
Shizuoka Gas Co. Ltd.	4,800	41,903
SHO-BOND Holdings Co. Ltd.	6,200	271,500
Shochiku Co. Ltd.(a)	1,400	144,939
Shoei Co. Ltd.	3,500	134,766
Shoei Foods Corp.	1,700	58,781
Showa Denko KK	26,600	552,582

82	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Showa Sangyo Co. Ltd.	2,500	$58,556
Siix Corp.	4,900	55,858
Sinko Industries Ltd.	3,300	52,498
SKY Perfect JSAT Holdings Inc.	28,900	108,771
Skylark Holdings Co. Ltd.	34,200	446,858
SMC Corp.	8,600	4,796,749
SMS Co. Ltd.	10,800	296,920
Snow Peak Inc.	4,000	81,651
Sodick Co. Ltd.	6,500	45,334
Softbank Corp.	430,700	5,399,196
SoftBank Group Corp.	180,400	7,991,637
Sohgo Security Services Co. Ltd.	10,600	384,436
Sojitz Corp.	37,120	581,736
Solasto Corp.	4,300	39,549
Sompo Holdings Inc.	47,300	2,213,330
Sony Group Corp.	188,600	21,098,393
Sosei Group Corp.(a)	11,700	156,071
SOSiLA Logistics REIT Inc.	80	111,975
Sotetsu Holdings Inc.(a)	12,700	233,853
S-Pool Inc.	6,600	60,172
Square Enix Holdings Co. Ltd.	12,300	603,166
SRE Holdings Corp.(a)	1,000	38,780
Stanley Electric Co. Ltd.	18,800	439,438
Star Asia Investment Corp.	187	98,411
Star Micronics Co. Ltd.	5,000	63,409
Starts Corp. Inc.	3,700	80,558
Starts Proceed Investment Corp.	24	44,987
Strike Co. Ltd.	1,200	46,721
Subaru Corp.	91,000	1,656,322
Sugi Holdings Co. Ltd.	5,100	299,190
SUMCO Corp.	50,800	936,553
Sumitomo Bakelite Co. Ltd.	5,300	255,408
Sumitomo Chemical Co. Ltd.	220,300	1,110,984
Sumitomo Corp.	168,600	2,605,782
Sumitomo Dainippon Pharma Co. Ltd.	27,100	294,963
Sumitomo Densetsu Co. Ltd.	2,900	52,861
Sumitomo Electric Industries Ltd.	114,200	1,514,120
Sumitomo Forestry Co. Ltd.	20,900	367,957
Sumitomo Heavy Industries Ltd.	16,900	443,835
Sumitomo Metal Mining Co. Ltd.	37,300	1,722,876
Sumitomo Mitsui Construction Co. Ltd.	22,300	84,263
Sumitomo Mitsui Financial Group Inc.	195,300	7,034,892
Sumitomo Mitsui Trust Holdings Inc.	50,600	1,749,808
Sumitomo Osaka Cement Co. Ltd.	4,700	144,128
Sumitomo Realty & Development Co. Ltd.	47,200	1,460,376
Sumitomo Rubber Industries Ltd.	25,100	261,186
Sumitomo Warehouse Co. Ltd. (The)	6,900	123,911
Sun Corp.	1,900	31,596
Sun Frontier Fudousan Co. Ltd.	6,000	54,460
Sundrug Co. Ltd.	12,100	304,701
Suntory Beverage & Food Ltd.	20,500	787,173
Suruga Bank Ltd.	23,500	101,364
Suzuken Co. Ltd.	9,500	281,964
Suzuki Motor Corp.	54,800	2,333,062
Sysmex Corp.	25,000	2,379,772
Systena Corp.	44,400	136,703
T&D Holdings Inc.	80,000	1,182,264
T. Hasegawa Co. Ltd.	4,500	98,747
Tadano Ltd.	15,000	131,200
Taiheiyo Cement Corp.	14,900	296,453

Security	Shares	Value

Japan (continued)
Taikisha Ltd.	3,200	$80,022
Taisei Corp.	28,400	930,982
Taisho Pharmaceutical Holdings Co. Ltd.	5,300	260,294
Taiyo Holdings Co. Ltd.	5,300	156,364
Taiyo Yuden Co. Ltd.	18,000	874,281
Takara Bio Inc.	8,800	176,527
Takara Holdings Inc.	21,000	203,692
Takara Leben Real Estate Investment Corp.	78	78,871
Takara Standard Co. Ltd.	4,100	48,812
Takasago International Corp.	2,300	56,396
Takasago Thermal Engineering Co. Ltd.	6,800	113,687
Takashimaya Co. Ltd.	24,200	229,814
Takeda Pharmaceutical Co. Ltd.	236,500	6,854,523
Takeuchi Manufacturing Co. Ltd.	5,000	124,973
Takuma Co. Ltd.	11,600	148,347
Tama Home Co. Ltd.	2,400	48,902
Tamron Co. Ltd.	2,200	47,957
Tamura Corp.	16,700	94,910
TBS Holdings Inc.	8,000	119,643
TDK Corp.	57,900	2,091,052
TechMatrix Corp.	6,700	95,391
TechnoPro Holdings Inc.	16,500	422,105
Teijin Ltd.	28,600	360,553
Teikoku Sen-I Co. Ltd.	2,900	50,557
Tenma Corp.	2,200	48,031
Terumo Corp.	96,000	3,504,368
T-Gaia Corp.	3,100	44,976
THK Co. Ltd.	16,700	417,278
TIS Inc.	33,600	883,702
TKC Corp.	4,400	115,623
Toa Corp./Tokyo	2,500	52,884
Toagosei Co. Ltd.	16,700	164,691
Tobu Railway Co. Ltd.	29,500	690,984
Tocalo Co. Ltd.	9,700	117,875
Toda Corp.	33,800	218,355
Toei Co. Ltd.	900	133,612
Toho Bank Ltd. (The)	28,100	52,271
Toho Co. Ltd./Tokyo	17,100	662,414
Toho Gas Co. Ltd.	11,300	308,838
Toho Holdings Co. Ltd.	7,600	118,834
Toho Titanium Co. Ltd.	5,100	39,681
Tohoku Electric Power Co. Inc.	68,300	481,097
Tokai Carbon Co. Ltd.	30,200	313,225
Tokai Corp./Gifu	3,000	47,137
TOKAI Holdings Corp.	15,700	120,297
Tokai Rika Co. Ltd.	7,700	100,312
Tokai Tokyo Financial Holdings Inc.	29,900	105,250
Token Corp.	1,000	81,002
Tokio Marine Holdings Inc.	93,900	5,603,356
Tokushu Tokai Paper Co. Ltd.	1,600	57,667
Tokuyama Corp.	10,800	171,907
Tokyo Century Corp.	5,500	271,421
Tokyo Electric Power Co. Holdings Inc.(a)	237,000	631,427
Tokyo Electron Ltd.	22,300	10,907,665
Tokyo Gas Co. Ltd.	57,300	1,156,987
Tokyo Ohka Kogyo Co. Ltd.	4,700	278,413
Tokyo Seimitsu Co. Ltd.	6,600	279,948
Tokyo Steel Manufacturing Co. Ltd.	16,100	154,143
Tokyo Tatemono Co. Ltd.	27,500	409,927
Tokyotokeiba Co. Ltd.	1,500	54,988

S C H E D U L E O F I N V E S T M E N T S	83

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokyu Construction Co. Ltd.	16,500	$101,291
Tokyu Corp.	73,200	972,669
Tokyu Fudosan Holdings Corp.	90,000	493,036
Tokyu REIT Inc.	126	203,586
TOMONY Holdings Inc.	20,900	59,267
Tomy Co. Ltd.	14,300	139,606
Topcon Corp.	15,500	210,376
Toppan Inc.	40,300	766,588
Topre Corp.	4,200	43,857
Toray Industries Inc.	211,000	1,333,480
Toridoll Holdings Corp.	6,700	134,903
Torii Pharmaceutical Co. Ltd.	2,000	49,734
Tosei Corp.	6,100	55,849
Toshiba Corp.	61,200	2,534,294
Toshiba TEC Corp.	3,600	135,645
Tosoh Corp.	37,798	591,406
Totetsu Kogyo Co. Ltd.	3,300	70,422
TOTO Ltd.	21,500	925,370
Towa Pharmaceutical Co. Ltd.	3,300	80,941
Toyo Construction Co. Ltd.	10,800	53,836
Toyo Gosei Co. Ltd.	800	85,428
Toyo Ink SC Holdings Co. Ltd.	4,000	66,381
Toyo Seikan Group Holdings Ltd.	21,700	264,324
Toyo Suisan Kaisha Ltd.	14,000	573,619
Toyo Tanso Co. Ltd.	2,300	59,139
Toyo Tire Corp.	17,200	243,194
Toyobo Co. Ltd.	12,200	137,299
Toyoda Gosei Co. Ltd.	9,500	199,663
Toyota Boshoku Corp.	11,000	194,980
Toyota Industries Corp.	21,900	1,708,387
Toyota Motor Corp.	1,586,300	31,350,318
Toyota Tsusho Corp.	32,500	1,317,989
TPR Co. Ltd.	4,000	50,684
Trancom Co. Ltd.	800	56,805
Transcosmos Inc.	3,500	89,202
TRE Holdings Corp.	4,400	55,530
Trend Micro Inc/Japan(a)	20,500	1,087,578
Tri Chemical Laboratories Inc.	2,900	78,470
Trusco Nakayama Corp.	6,900	146,845
TS Tech Co. Ltd.	12,900	169,977
Tsubaki Nakashima Co. Ltd.	4,300	53,283
Tsubakimoto Chain Co.	3,400	95,217
Tsugami Corp.	3,900	45,269
Tsumura & Co.	8,600	243,919
Tsuruha Holdings Inc.	5,500	442,994
TV Asahi Holdings Corp.	3,300	42,920
UACJ Corp.(a)	4,600	105,891
Ube Industries Ltd.	14,300	257,108
Uchida Yoko Co. Ltd.	1,100	43,554
Ulvac Inc.	6,700	340,906
Unicharm Corp.	60,800	2,349,525
Union Tool Co.	1,600	51,855
United Arrows Ltd.	3,200	51,687
United Super Markets Holdings Inc.	7,800	71,119
United Urban Investment Corp.	460	543,515
Universal Entertainment Corp.(a)	3,500	71,965
Usen-Next Holdings Co. Ltd.	2,100	44,179
Ushio Inc.	15,900	247,093
USS Co. Ltd.	32,600	532,054
UT Group Co. Ltd.	4,100	117,484

Security	Shares	Value

Japan (continued)
Uzabase Inc.(a)	3,400	$32,147
Valor Holdings Co. Ltd.	4,800	92,266
ValueCommerce Co. Ltd.	1,900	58,581
Vector Inc.	5,400	45,868
Vision Inc./Tokyo Japan(a)	5,400	47,078
Visional Inc.(a)	1,600	117,523
VT Holdings Co. Ltd.	20,400	79,204
Wacoal Holdings Corp.	6,100	111,907
Wacom Co. Ltd.	27,000	196,121
Wakita & Co. Ltd.	5,100	45,000
WealthNavi Inc.(a)	3,000	42,991
Weathernews Inc.	700	47,723
Welcia Holdings Co. Ltd.	15,400	415,921
West Holdings Corp.	2,800	84,130
West Japan Railway Co.	32,200	1,349,301
Yakult Honsha Co. Ltd.	19,500	988,679
YAMABIKO Corp.	4,900	44,688
Yamada Holdings Co. Ltd.	100,600	339,511
Yamaguchi Financial Group Inc.	33,800	209,728
Yamaha Corp.	20,500	933,881
Yamaha Motor Co. Ltd.	45,500	1,083,515
YA-MAN Ltd.	4,500	35,684
Yamato Holdings Co. Ltd.	44,700	951,852
Yamato Kogyo Co. Ltd.	6,200	190,766
Yamazaki Baking Co. Ltd.	16,700	238,774
Yamazen Corp.	8,600	74,818
Yaoko Co. Ltd.	2,500	144,537
Yaskawa Electric Corp.	35,200	1,473,837
Yellow Hat Ltd.	3,200	44,368
Yodogawa Steel Works Ltd.	2,900	61,784
Yokogawa Bridge Holdings Corp.	4,400	82,192
Yokogawa Electric Corp.	33,600	550,552
Yokohama Rubber Co. Ltd. (The)	16,800	244,920
Yokorei Co. Ltd.	7,200	53,504
Yokowo Co. Ltd.	2,800	64,321
Yonex Co. Ltd.	8,000	49,917
Yoshinoya Holdings Co. Ltd.	9,300	192,177
Yuasa Trading Co. Ltd.	2,200	55,675
Z Holdings Corp.	406,400	2,063,970
Zenkoku Hosho Co. Ltd.	7,900	353,589
Zensho Holdings Co. Ltd.	15,200	365,961
Zeon Corp.	16,900	196,108
ZERIA Pharmaceutical Co. Ltd.	3,200	53,512
Zojirushi Corp.	4,500	56,562
ZOZO Inc.	18,900	503,636
Zuken Inc.	2,200	56,909

		680,073,762

New Zealand — 1.0%
a2 Milk Co. Ltd. (The)(a)	113,052	416,880
Air New Zealand Ltd.(a)(b)	93,716	88,798
Argosy Property Ltd.	146,863	144,495
Auckland International Airport Ltd.(a)	191,534	909,192
Chorus Ltd.	68,051	311,617
Contact Energy Ltd.	110,909	574,923
Fisher & Paykel Healthcare Corp. Ltd.	85,159	1,566,800
Fletcher Building Ltd.	115,300	490,379
Genesis Energy Ltd.	79,951	140,463
Goodman Property Trust	167,109	273,327
Infratil Ltd.	108,223	540,100
Kiwi Property Group Ltd.	241,542	180,942

84	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Pacific ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand (continued)
Mercury NZ Ltd.	99,028	$364,079
Meridian Energy Ltd.	188,163	542,392
Oceania Healthcare Ltd.	96,283	75,070
Precinct Properties New Zealand Ltd.	170,675	181,337
Pushpay Holdings Ltd.(a)	108,731	78,016
Ryman Healthcare Ltd.	67,515	441,469
SKYCITY Entertainment Group Ltd.	107,480	193,070
Spark New Zealand Ltd.	279,207	798,010
Summerset Group Holdings Ltd.	33,103	266,819
Xero Ltd.(a)	20,269	1,641,899
Z Energy Ltd.	79,027	184,599

		10,404,676

Singapore — 3.9%
AEM Holdings Ltd.	39,800	133,806
AIMS APAC REIT	51,700	53,294
ARA LOGOS Logistics Trust	260,002	159,065
Ascendas India Trust(b)	97,500	94,096
Ascendas REIT	486,015	996,740
Ascott Residence Trust	356,030	269,762
CapitaLand China Trust	248,335	217,671
CapitaLand Integrated Commercial Trust	729,796	1,052,144
Capitaland Investment Ltd/Singapore(a)	402,100	1,031,737
CDL Hospitality Trusts(b)	202,600	170,486
City Developments Ltd.	66,500	349,323
ComfortDelGro Corp. Ltd.	319,800	322,912
COSCO Shipping International Singapore Co. Ltd.(a)	541,800	100,767
Cromwell European Real Estate Investment Trust	49,900	130,060
DBS Group Holdings Ltd.	271,000	7,118,321
ESR-REIT	604,882	190,292
Far East Hospitality Trust(b)	135,600	55,881
First Resources Ltd.	85,200	104,508
Frasers Centrepoint Trust(b)	152,467	255,964
Frasers Logistics & Commercial Trust	365,883	372,230
Frencken Group Ltd.	47,200	57,809
Genting Singapore Ltd.	890,500	486,607
Golden Agri-Resources Ltd.	1,083,000	197,889
Haw Par Corp. Ltd.(b)	16,700	143,904
Hutchison Port Holdings Trust, Class U	798,400	188,588
iFAST Corp. Ltd.	16,700	77,548
Keppel Corp. Ltd.	216,500	912,809
Keppel DC REIT(b)	201,200	319,384
Keppel Infrastructure Trust	572,300	237,232
Keppel Pacific Oak US REIT	70,700	52,318
Keppel REIT	260,000	216,697
Lendlease Global Commercial REIT(b)	85,200	51,901
Manulife US Real Estate Investment Trust	219,500	141,897
Mapletree Commercial Trust	320,495	428,987
Mapletree Industrial Trust	272,720	508,025
Mapletree Logistics Trust	461,987	581,421
Mapletree North Asia Commercial Trust	329,000	263,896
Nanofilm Technologies International Ltd.(b)	54,400	114,851
NetLink NBN Trust	429,700	308,530
Olam International Ltd.	100,100	125,076
OUE Commercial Real Estate Investment Trust	332,930	101,041
Oversea-Chinese Banking Corp. Ltd.	507,875	4,727,434
Parkway Life REIT	50,300	178,891
Prime U.S. REIT	73,000	56,575
Raffles Medical Group Ltd.	164,500	155,861
Razer Inc.(a)(c)	278,000	81,888
Riverstone Holdings Ltd./Singapore(b)	117,000	61,057

Security	Shares	Value

Singapore (continued)
Sasseur Real Estate Investment Trust	88,100	$51,952
SATS Ltd.(a)(b)	108,000	314,107
Sea Ltd., ADR(a)	20,681	3,108,561
Sembcorp Industries Ltd.(b)	144,700	245,742
Sembcorp Marine Ltd.(a)	2,879,808	175,671
Sheng Siong Group Ltd.	103,800	114,707
SIA Engineering Co. Ltd.(a)	25,000	39,801
Silverlake Axis Ltd.(b)	405,400	70,929
Singapore Airlines Ltd.(a)	200,600	748,259
Singapore Exchange Ltd.	117,300	811,924
Singapore Post Ltd.	169,600	80,031
Singapore Press Holdings Ltd.	250,000	431,238
Singapore Technologies Engineering Ltd.	240,000	667,070
Singapore Telecommunications Ltd.	1,235,900	2,240,964
SPH REIT	86,900	61,915
Starhill Global REIT	322,300	148,404
StarHub Ltd.	92,000	87,970
Suntec REIT	262,300	296,236
United Overseas Bank Ltd.	176,600	3,946,773
UOL Group Ltd.	73,900	400,758
Venture Corp. Ltd.	41,600	545,032
Wilmar International Ltd.	290,600	924,451
Yangzijiang Shipbuilding Holdings Ltd.(b)	365,800	350,967
Yanlord Land Group Ltd.(b)	89,400	76,431

		39,897,068

Total Common Stocks — 99.8% (Cost: $908,001,474)		1,024,345,208

Warrants

Singapore — 0.0%
Ezion Holdings Ltd. (Expires 04/16/23)(a)(b)(d)	341,183	3

Total Warrants — 0.0% (Cost: $0)		3

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	20,581,117	20,587,291
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	250,000	250,000

		20,837,291

Total Short-Term Investments — 2.0% (Cost: $20,836,666)		20,837,291

Total Investments in Securities — 101.8% (Cost: $928,838,140)		1,045,182,502

Other Assets, Less Liabilities — (1.8)%		(18,340,666)

Net Assets — 100.0%		$1,026,841,836

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.

S C H E D U L E O F I N V E S T M E N T S	85

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Pacific ETF

(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$6,719,334	$13,869,091	(a)	$—	$(837)	$(297)	$20,587,291	20,581,117	$118,661	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	90,000	160,000	(a)	—	—	—	250,000	250,000	10		—

					$(837)	$(297)	$20,837,291		$118,671		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	10	03/10/22	$1,667	$(53,447)
SPI 200 Index	6	03/17/22	731	(42,928)

				$(96,375)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$96,375

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

86	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Pacific ETF

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$66,716

Net Change in Unrealized Appreciation (Depreciation) on:

Futures contracts	$(47,494)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$4,146,288

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$11,032,969	$1,013,312,237	$2	$1,024,345,208
Warrants	—	—	3	3
Money Market Funds	20,837,291	—	—	20,837,291

	$31,870,260	$1,013,312,237	$5	$1,045,182,502

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(96,375)	$—	$(96,375)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	87

Consolidated Schedule of Investments (unaudited) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.0%
Abacus Property Group	491,461	$1,201,055
Adbri Ltd.	599,778	1,250,223
AGL Energy Ltd.	449,277	2,269,065
Allkem Ltd.(a)	583,663	3,800,611
ALS Ltd.	551,181	4,627,099
Altium Ltd.	132,104	3,377,113
Alumina Ltd.	2,429,722	3,283,220
AMP Ltd.(a)	2,634,645	1,642,251
Ampol Ltd.	267,975	5,676,515
Ansell Ltd.	134,538	2,557,827
APA Group	1,182,914	8,022,341
Appen Ltd.	186,655	1,288,593
ARB Corp. Ltd.	102,040	3,362,112
Aristocrat Leisure Ltd.	641,848	18,605,740
ASX Ltd.	203,041	12,042,061
Atlas Arteria Ltd.	1,078,312	5,005,422
Aurizon Holdings Ltd.	1,407,853	3,522,244
AusNet Services Ltd.	1,837,475	3,381,135
Austal Ltd.	400,489	571,263
Australia & New Zealand Banking Group Ltd.	2,924,930	55,277,772
Bank of Queensland Ltd.	573,780	3,121,217
Bapcor Ltd.	443,055	2,219,982
Beach Energy Ltd.	2,583,455	2,728,983
Bega Cheese Ltd.	549,851	1,991,058
Bendigo & Adelaide Bank Ltd.	535,680	3,271,853
BHP Group Ltd.(b)	2,981,454	95,616,879
BHP Group Ltd.	2,248,005	70,957,807
Blackmores Ltd.	13,045	757,599
BlueScope Steel Ltd.	556,450	7,293,304
Brambles Ltd.	1,459,398	10,026,133
Bravura Solutions Ltd.(b)	267,505	410,359
Breville Group Ltd.	133,508	2,719,067
Brickworks Ltd.	115,108	1,849,967
BWP Trust	775,613	2,187,598
BWX Ltd.	236,374	568,485
carsales.com Ltd.	292,864	4,632,306
Centuria Capital Group	938,001	1,993,340
Chalice Mining Ltd.(a)	329,341	1,825,199
Challenger Ltd.	605,346	2,472,760
Champion Iron Ltd.(a)(b)	439,214	2,029,175
Charter Hall Group	564,043	6,756,026
Charter Hall Long Wale REIT	587,593	2,010,015
Charter Hall Retail REIT	754,289	2,152,313
CIMIC Group Ltd.	147,605	1,724,347
Cleanaway Waste Management Ltd.	2,214,703	4,521,101
Clinuvel Pharmaceuticals Ltd.	52,363	855,918
Cochlear Ltd.	71,947	9,866,303
Codan Ltd./Australia	217,188	1,398,702
Coles Group Ltd.	1,406,879	16,163,210
Collins Foods Ltd.	141,922	1,183,825
Commonwealth Bank of Australia	1,833,013	122,243,153
Computershare Ltd.	607,067	8,414,920
Corporate Travel Management Ltd.(a)	170,995	2,549,824
Costa Group Holdings Ltd.	524,079	1,036,619
Credit Corp. Group Ltd.	78,594	1,896,345
Cromwell Property Group	1,836,739	1,095,739
Crown Resorts Ltd.(a)	339,609	2,926,105
CSL Ltd.	491,892	91,119,345

Security	Shares	Value

Australia (continued)
CSR Ltd.	708,406	$2,821,982
Deterra Royalties Ltd.	637,726	1,945,504
Dexus	1,130,082	8,226,897
Domain Holdings Australia Ltd.	314,449	1,056,762
Domino’s Pizza Enterprises Ltd.	66,929	4,936,899
Downer EDI Ltd.	561,033	2,170,203
Eagers Automotive Ltd.	220,115	2,004,977
Elders Ltd.	213,139	1,648,158
Emeco Holdings Ltd.	375,991	238,915
EML Payments Ltd.(a)	750,783	1,598,688
Endeavour Group Ltd./Australia	1,360,894	6,078,587
Evolution Mining Ltd.	1,809,135	4,545,327
Flight Centre Travel Group Ltd.(a)	178,920	2,122,394
Fortescue Metals Group Ltd.	1,749,957	24,573,075
G8 Education Ltd.(a)	1,092,540	860,814
Glencore PLC	10,311,891	53,720,965
Gold Road Resources Ltd.	1,602,118	1,525,315
Goodman Group	1,774,008	29,291,933
GPT Group (The)	2,020,152	7,158,720
GrainCorp Ltd., Class A	260,690	1,346,666
Growthpoint Properties Australia Ltd.	380,132	1,062,212
GUD Holdings Ltd.	239,083	2,091,603
GWA Group Ltd.	296,704	532,084
Harvey Norman Holdings Ltd.	632,973	2,206,130
Healius Ltd.	762,762	2,414,564
HUB24 Ltd.(b)	114,644	2,233,973
IDP Education Ltd.	212,460	4,440,916
IGO Ltd.	681,001	5,761,956
Iluka Resources Ltd.	472,325	3,512,175
Imugene Ltd.(a)	4,998,296	1,116,645
Incitec Pivot Ltd.	1,849,519	4,330,599
Inghams Group Ltd.	326,378	759,831
Insignia Financial Ltd.	850,646	2,133,334
Insurance Australia Group Ltd.	2,396,187	7,227,796
InvoCare Ltd.	193,551	1,536,929
IPH Ltd.	432,711	2,510,809
IRESS Ltd.	235,140	1,902,243
James Hardie Industries PLC	461,537	15,533,132
JB Hi-Fi Ltd.	125,181	4,095,842
Jumbo Interactive Ltd.	84,263	1,071,732
Kogan.com Ltd.(b)	211,440	933,711
Lendlease Corp. Ltd.	639,066	4,522,378
Link Administration Holdings Ltd.	848,576	3,252,649
Liontown Resources Ltd.(a)	2,140,768	2,168,184
Lynas Rare Earths Ltd.(a)	1,089,891	7,039,717
Macquarie Group Ltd.	368,210	48,129,280
Magellan Financial Group Ltd.	130,146	1,731,712
Mayne Pharma Group Ltd.(a)	1,828,966	324,473
McMillan Shakespeare Ltd.	117,204	934,606
Medibank Pvt Ltd.	2,930,600	6,421,739
Megaport Ltd.(a)	231,143	2,223,543
Mesoblast Ltd.(a)(b)	896,141	720,071
Metcash Ltd.	1,123,712	3,153,690
Mineral Resources Ltd.	186,838	7,425,118
Mirvac Group	4,210,548	7,802,836
Monadelphous Group Ltd.	204,703	1,303,976
Nanosonics Ltd.(a)	259,435	942,995
National Australia Bank Ltd.	3,410,060	65,798,621
National Storage REIT	1,463,212	2,565,105
Nearmap Ltd.(a)	823,485	789,781

88	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Australia (continued)
Netwealth Group Ltd.	119,120	$1,290,133
New Hope Corp. Ltd.(b)	589,860	950,205
Newcrest Mining Ltd.	865,591	13,426,495
NEXTDC Ltd.(a)	527,172	4,044,973
nib holdings Ltd.	541,981	2,391,270
Nine Entertainment Co. Holdings Ltd.	1,756,359	3,277,782
Northern Star Resources Ltd.	1,227,811	7,317,659
Novonix Ltd.(a)	353,970	1,908,924
NRW Holdings Ltd.	674,824	762,594
Nufarm Ltd./Australia	346,943	1,101,834
Omni Bridgeway Ltd.(a)	439,375	1,016,158
oOh!media Ltd.(a)	732,126	839,588
Orica Ltd.	378,947	3,754,432
Origin Energy Ltd.	1,765,690	7,065,408
Orora Ltd.	1,036,226	2,551,347
OZ Minerals Ltd.	401,145	6,958,711
Pact Group Holdings Ltd.	243,916	403,140
Paladin Energy Ltd.(a)(b)	2,931,767	1,528,774
Pendal Group Ltd.	333,606	1,145,743
Perpetual Ltd.	65,615	1,533,544
Perseus Mining Ltd.	1,989,273	2,079,284
Pilbara Minerals Ltd.(a)	2,466,053	5,705,162
Platinum Asset Management Ltd.	394,748	693,973
PointsBet Holdings Ltd.(a)	340,396	1,192,927
PolyNovo Ltd.(a)	980,899	916,085
Premier Investments Ltd.	132,414	2,716,844
Pro Medicus Ltd.	68,447	2,210,422
Qantas Airways Ltd.(a)	867,448	2,968,966
QBE Insurance Group Ltd.	1,600,865	12,710,290
Qube Holdings Ltd.	1,516,432	3,129,417
Ramelius Resources Ltd.	1,322,694	1,267,747
Ramsay Health Care Ltd.	186,365	8,314,863
REA Group Ltd.	61,877	6,410,255
Redbubble Ltd.(a)(b)	503,838	641,480
Reece Ltd.	321,996	4,971,101
Regis Resources Ltd.	803,496	977,346
Reliance Worldwide Corp. Ltd.	948,211	3,501,751
Rio Tinto Ltd.	368,483	29,296,487
Rio Tinto PLC	1,157,637	81,596,410
Sandfire Resources Ltd.	772,006	3,709,785
Santos Ltd.	3,199,436	16,297,068
Scentre Group	5,498,838	11,416,389
SEEK Ltd.	386,319	8,005,766
Seven Group Holdings Ltd.	157,512	2,435,768
Shopping Centres Australasia Property Group	1,174,090	2,345,710
Sigma Healthcare Ltd.	933,244	296,933
Silver Lake Resources Ltd.(a)	1,373,803	1,446,724
Sims Ltd.	237,956	2,422,687
SmartGroup Corp. Ltd.	131,810	669,948
Sonic Healthcare Ltd.	471,150	12,688,211
South32 Ltd.	4,969,484	13,672,524
Southern Cross Media Group Ltd.	426,928	571,089
St. Barbara Ltd.	921,540	807,454
Star Entertainment Grp Ltd. (The)(a)	792,552	1,935,984
Steadfast Group Ltd.	994,127	3,271,417
Stockland	2,649,547	7,637,127
Suncorp Group Ltd.	1,279,134	10,046,182
Super Retail Group Ltd.	225,359	1,863,860
Sydney Airport(a)	1,293,236	7,948,382
Tabcorp Holdings Ltd.	2,304,819	8,098,167

Security	Shares	Value

Australia (continued)
Technology One Ltd.	327,048	$2,446,648
Telstra Corp. Ltd.	4,354,146	12,104,178
Transurban Group	3,135,710	27,701,568
Treasury Wine Estates Ltd.	779,087	5,855,799
Uniti Group Ltd.(a)	1,075,292	3,211,876
Vicinity Centres	3,626,264	4,203,958
Viva Energy Group Ltd.(c)	1,256,775	1,915,887
Washington H Soul Pattinson & Co. Ltd.	228,418	4,434,485
Waypoint REIT	1,115,161	2,142,031
Webjet Ltd.(a)	686,894	2,404,659
Wesfarmers Ltd.	1,174,552	43,825,485
Western Areas Ltd.(a)	323,194	795,415
Westgold Resources Ltd.	542,775	703,412
Westpac Banking Corp.	3,742,295	53,974,858
Whitehaven Coal Ltd.(a)	1,310,306	2,508,810
WiseTech Global Ltd.	161,133	5,247,997
Woodside Petroleum Ltd.	928,445	16,590,388
Woolworths Group Ltd.	1,311,827	32,001,315
Worley Ltd.	327,897	2,701,756
Zip Co. Ltd.(a)(b)	665,024	1,530,937

		1,608,340,175

Austria — 0.3%
ams-OSRAM AG(a)(b)	281,838	4,738,642
ANDRITZ AG	66,119	3,517,766
AT&S Austria Technologie & Systemtechnik AG	33,583	1,564,169
BAWAG Group AG(a)(c)	65,326	3,920,550
CA Immobilien Anlagen AG	62,373	2,266,861
DO & CO AG(a)	7,696	793,304
Erste Group Bank AG	353,554	16,525,319
EVN AG	34,262	1,008,565
FACC AG(a)(b)	31,755	276,142
IMMOFINANZ AG(a)(b)	106,443	2,761,284
Lenzing AG(a)	20,551	2,522,584
Oesterreichische Post AG(b)	44,411	1,864,101
OMV AG	172,681	10,568,833
Raiffeisen Bank International AG	102,806	2,889,593
S IMMO AG	111,699	2,862,609
S&T AG(b)	73,930	1,357,778
Semperit AG Holding	22,522	683,163
Telekom Austria AG(a)	236,379	2,044,813
UNIQA Insurance Group AG	214,157	1,985,070
Verbund AG	75,113	7,955,227
Vienna Insurance Group AG Wiener Versicherung Gruppe	52,048	1,524,483
voestalpine AG	99,293	3,301,009
Wienerberger AG	128,388	4,648,548

		81,580,413

Belgium — 0.6%
Ackermans & van Haaren NV	15,238	2,941,313
Aedifica SA	30,919	3,718,717
Ageas SA/NV	176,590	8,500,080
AGFA-Gevaert NV(a)	341,025	1,446,972
Akka Technologies(a)	25,143	1,373,696
Anheuser-Busch InBev SA/NV	741,287	46,731,547
Barco NV	141,267	2,917,369
Befimmo SA	48,980	1,836,386
Bekaert SA	52,455	2,442,135
bpost SA(a)	193,502	1,428,432
Cie. d’Entreprises CFE	14,559	1,972,196

S C H E D U L E O F I N V E S T M E N T S	89

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Belgium (continued)
Cofinimmo SA	8,990	$1,326,211
D’ieteren Group	30,860	5,376,871
Econocom Group SA/NV	142,196	568,650
Elia Group SA/NV	35,929	4,848,429
Etablissements Franz Colruyt NV	42,813	1,739,051
Euronav NV	219,748	1,810,331
Fagron	85,407	1,468,136
Gimv NV	59,091	3,602,110
Groupe Bruxelles Lambert SA	90,244	9,683,442
KBC Ancora	58,604	2,823,933
KBC Group NV	257,352	22,381,735
Kinepolis Group NV(a)	24,041	1,455,947
Melexis NV	24,945	2,615,554
Mithra Pharmaceuticals SA(a)(b)	41,995	952,649
Montea NV	15,634	2,162,578
Ontex Group NV(a)	81,826	599,215
Orange Belgium SA	52,420	1,141,313
Proximus SADP	73,318	1,497,196
Sofina SA	16,204	6,451,588
Solvay SA	71,634	8,631,122
Telenet Group Holding NV	49,922	1,916,432
Tessenderlo Group SA(a)	39,499	1,538,610
UCB SA	129,004	12,836,572
Umicore SA	196,971	7,456,465
Warehouses De Pauw CVA	160,590	6,908,797
Xior Student Housing NV	36,645	2,002,864

		189,104,644

Brazil — 1.0%
Aliansce Sonae Shopping Centers SA	224,275	957,480
Ambev SA	5,007,053	14,115,663
Americanas SA(a)	615,933	3,678,131
Anima Holding SA(a)	561,341	933,436
Arezzo Industria e Comercio SA	104,837	1,614,775
Atacadao SA	424,678	1,333,192
B3 SA - Brasil, Bolsa, Balcao	6,575,592	18,104,208
Banco Bradesco SA	1,242,476	4,398,891
Banco BTG Pactual SA	1,262,018	5,744,332
Banco do Brasil SA	562,924	3,462,288
Banco Inter SA	380,580	1,862,012
Banco Santander Brasil SA	254,448	1,575,056
BR Malls Participacoes SA(a)	1,196,108	2,169,172
BRF SA(a)	552,950	2,325,262
CCR SA	906,786	2,219,962
Centrais Eletricas Brasileiras SA	348,605	2,316,768
Cia Brasileira de Distribuicao	256,101	1,091,423
Cia. de Locacao das Americas	565,339	2,792,573
Cia. de Saneamento Basico do Estado de Sao Paulo	329,921	2,321,208
Cia. de Saneamento de Minas Gerais-COPASA	239,944	594,200
Cia. de Saneamento do Parana	272,012	1,032,704
Cia. Siderurgica Nacional SA	745,564	3,585,941
Cielo SA	1,332,210	577,029
Cogna Educacao(a)	664,833	323,020
Cosan SA	1,105,062	4,946,672
CVC Brasil Operadora e Agencia de Viagens SA(a)	485,793	1,322,869
Cyrela Brazil Realty SA Empreendimentos e Participacoes	377,685	1,243,279
Dexco SA	490,309	1,380,410
EcoRodovias Infraestrutura e Logistica SA(a)	275,600	411,057
EDP - Energias do Brasil SA	370,859	1,497,376

Security	Shares	Value

Brazil (continued)
Embraer SA(a)	931,205	$3,561,661
Energisa SA	244,198	2,007,353
Eneva SA(a)	958,155	2,383,614
Engie Brasil Energia SA	181,314	1,389,706
Equatorial Energia SA	935,999	4,047,106
Ez Tec Empreendimentos e Participacoes SA	145,390	585,382
Fleury SA	283,988	1,081,380
Grendene SA	364,800	623,102
Grupo de Moda Soma SA(a)	743,301	2,029,691
Grupo SBF SA(a)	218,495	1,059,537
Guararapes Confeccoes SA	218,709	524,727
Hapvida Participacoes e Investimentos SA(c)	1,264,976	3,015,875
Hypera SA	397,753	2,330,294
Iguatemi SA(a)	185,400	698,292
Iochpe Maxion SA	161,653	458,769
IRB Brasil Resseguros S/A	690,244	425,058
JBS SA	1,026,517	6,783,390
JHSF Participacoes SA	724,556	877,365
Klabin SA	772,487	3,619,419
Light SA	409,871	896,142
Localiza Rent a Car SA	674,695	7,445,646
Locaweb Servicos de Internet SA(a)(c)	654,950	1,196,402
LOG Commercial Properties e Participacoes SA	124,947	665,430
Lojas Renner SA	1,056,854	5,596,643
M. Dias Branco SA	342,195	1,490,550
Magazine Luiza SA	3,289,734	4,336,668
Marfrig Global Foods SA	700,690	2,966,330
Minerva SA	994,878	1,787,374
Movida Participacoes SA	292,927	909,105
MRV Engenharia e Participacoes SA	442,135	1,116,557
Multiplan Empreendimentos Imobiliarios SA	400,357	1,621,001
Natura & Co. Holding SA(a)	1,059,427	4,528,915
Notre Dame Intermedica Participacoes SA	592,105	7,939,187
Odontoprev SA	292,824	688,206
Petro Rio SA(a)	846,798	3,814,506
Petroleo Brasileiro SA	3,952,761	26,254,474
Qualicorp Consultoria e Corretora de Seguros SA	309,111	1,071,099
Raia Drogasil SA	1,164,385	5,078,465
Rede D’Or Sao Luiz SA(c)	325,160	2,713,902
Rumo SA(a)	1,345,782	3,958,704
Santos Brasil Participacoes SA	1,090,963	1,434,045
Sao Martinho SA	271,300	1,877,095
Sendas Distribuidora SA	764,846	1,804,772
SLC Agricola SA	159,768	1,383,430
Sul America SA	324,682	1,553,064
Suzano SA	804,347	8,967,316
Telefonica Brasil SA	394,107	3,687,169
TIM SA	1,028,178	2,569,428
TOTVS SA	518,454	2,838,263
Transmissora Alianca de Energia Eletrica SA	409,983	2,947,035
Ultrapar Participacoes SA	478,502	1,361,587
Vale SA	4,255,550	64,809,764
Via S/A(a)	1,288,245	1,145,085
Vibra Energia SA	1,154,798	4,980,109
WEG SA	1,888,317	11,436,371
YDUQS Participacoes SA	338,062	1,407,610

		327,709,559

Canada — 7.5%
Aecon Group Inc.	103,018	1,406,909
Ag Growth International Inc.	33,722	900,651

90	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Agnico Eagle Mines Ltd.	250,313	$11,954,924
Air Canada(a)(b)	164,101	2,951,146
Alamos Gold Inc., Class A	415,144	2,831,529
Algonquin Power & Utilities Corp.	651,881	9,307,824
Alimentation Couche-Tard Inc.	850,599	34,307,683
Allied Properties REIT	59,587	2,096,784
AltaGas Ltd.	377,596	7,755,994
Altus Group Ltd.	45,821	2,199,221
ARC Resources Ltd.	784,205	9,186,022
Aritzia Inc.(a)	88,401	4,101,016
Atco Ltd., Class I, NVS	71,541	2,409,932
ATS Automation Tooling Systems Inc.(a)	108,421	4,426,740
Aurora Cannabis Inc.(a)(b)	244,222	1,020,193
B2Gold Corp.	1,048,803	3,778,876
Badger Infrastructure Solutions Ltd.	62,147	1,505,335
Ballard Power Systems Inc.(a)(b)	231,878	2,418,835
Bank of Montreal	664,799	75,247,831
Bank of Nova Scotia (The)	1,242,916	89,526,326
Barrick Gold Corp.	1,627,868	31,157,636
Bausch Health Cos Inc.(a)	322,329	7,924,148
Baytex Energy Corp.(a)	770,757	2,861,954
Birchcliff Energy Ltd.(b)	315,321	1,555,334
BlackBerry Ltd.(a)(b)	575,024	4,731,740
Boardwalk REIT	54,801	2,411,649
Bombardier Inc., Class B(a)	2,432,100	3,233,489
Boralex Inc., Class A	78,983	2,053,564
Boyd Group Services Inc.	20,099	3,039,002
Brookfield Asset Management Inc., Class A	1,456,546	80,209,432
Brookfield Asset Management Reinsurance Partners Ltd., Class A	17,808	993,684
Brookfield Infrastructure Corp., Class A	43,244	2,868,192
Brookfield Renewable Corp., Class A	120,103	4,109,098
BRP Inc.	45,008	3,740,782
CAE Inc.(a)	309,876	7,825,213
Cameco Corp.	432,863	8,414,463
Canada Goose Holdings Inc.(a)	65,421	2,007,174
Canadian Apartment Properties REIT	81,979	3,605,747
Canadian Imperial Bank of Commerce	444,926	55,869,951
Canadian National Railway Co.	726,290	88,521,504
Canadian Natural Resources Ltd.	1,240,634	63,107,733
Canadian Pacific Railway Ltd.	953,858	68,240,449
Canadian Tire Corp. Ltd., Class A, NVS	59,620	8,608,000
Canadian Utilities Ltd., Class A, NVS	88,321	2,565,940
Canadian Western Bank	99,925	3,036,701
Canfor Corp.(a)	115,384	2,621,477
Canopy Growth Corp.(a)(b)	198,274	1,594,116
Capital Power Corp.	106,491	3,307,450
Cascades Inc.	81,816	818,707
CCL Industries Inc., Class B, NVS	173,262	9,058,720
Celestica Inc.(a)	197,210	2,455,913
Cenovus Energy Inc.	1,383,598	20,125,656
Centerra Gold Inc.	317,224	2,560,452
CGI Inc.(a)	230,603	19,688,741
Choice Properties REIT	322,134	3,677,115
CI Financial Corp.	215,441	3,998,154
Cineplex Inc.(a)(b)	140,371	1,432,256
Cogeco Communications Inc.	29,171	2,394,448
Colliers International Group Inc.	37,907	5,530,011
Cominar REIT	124,242	1,142,579
Constellation Software Inc.	21,407	36,870,090

Security	Shares	Value

Canada (continued)
Converge Technology Solutions Corp.(a)	271,312	$2,127,979
Corus Entertainment Inc., Class B, NVS	256,820	1,016,249
Crescent Point Energy Corp.	638,963	4,116,829
Cronos Group Inc.(a)	328,566	1,217,438
Denison Mines Corp.(a)(b)	1,014,850	1,229,492
Descartes Systems Group Inc. (The)(a)	95,882	6,975,705
Dollarama Inc.	313,618	16,182,358
DREAM Unlimited Corp., Class A(b)	74,205	2,336,802
Dye & Durham Ltd.	85,025	2,458,812
ECN Capital Corp.	432,639	1,817,482
Eldorado Gold Corp.(a)	161,013	1,409,806
Element Fleet Management Corp.	463,505	4,722,015
Emera Inc.	230,686	10,930,431
Empire Co. Ltd., Class A, NVS	186,600	5,757,347
Enbridge Inc.	2,048,554	86,606,059
Enerflex Ltd.	132,309	749,420
Energy Fuels Inc./Canada(a)	210,614	1,302,306
Enerplus Corp.	432,021	5,002,831
Enghouse Systems Ltd.	54,579	1,922,706
Equinox Gold Corp.(a)	344,678	1,976,716
Equitable Group Inc.	33,440	1,856,214
ERO Copper Corp.(a)(b)	90,964	1,132,801
Extendicare Inc.	244,599	1,396,994
Fairfax Financial Holdings Ltd.	24,048	11,612,054
Finning International Inc.	177,373	4,945,206
First Capital Real Estate Investment Trust	194,984	2,724,239
First Majestic Silver Corp.(b)	224,791	2,283,013
First Quantum Minerals Ltd.	623,463	15,356,666
FirstService Corp.	46,873	7,474,089
Fortis Inc.	442,779	21,032,133
Fortuna Silver Mines Inc.(a)	287,197	976,038
Franco-Nevada Corp.	201,203	26,602,831
Freehold Royalties Ltd.	124,878	1,291,858
George Weston Ltd.	81,749	8,914,799
GFL Environmental Inc.	193,577	6,359,419
Gibson Energy Inc.	154,509	2,973,127
Gildan Activewear Inc.	218,885	8,713,040
Granite REIT	46,199	3,506,494
Great-West Lifeco Inc.	302,188	9,440,181
H&R Real Estate Investment Trust	243,947	2,479,483
Home Capital Group Inc.(a)	80,743	2,287,978
Hudbay Minerals Inc.	393,708	2,827,797
Hut 8 Mining Corp.(a)	162,152	959,275
Hydro One Ltd.(c)	341,858	8,831,858
iA Financial Corp. Inc.	116,731	7,595,344
IAMGOLD Corp.(a)	579,681	1,413,689
IGM Financial Inc.	38,148	1,340,274
Imperial Oil Ltd.	286,264	11,712,694
Innergex Renewable Energy Inc.	144,185	2,115,447
Intact Financial Corp.	177,968	24,113,148
Interfor Corp.	113,619	3,385,822
InterRent REIT	154,506	1,937,478
Intertape Polymer Group Inc.	78,160	1,577,158
Ivanhoe Mines Ltd., Class A(a)	724,872	6,210,011
Jamieson Wellness Inc.(b)(c)	75,820	2,115,075
Keyera Corp.	274,561	6,460,386
Killam Apartment REIT	142,136	2,445,435
Kinaxis Inc.(a)	32,054	4,157,702
Kinross Gold Corp.	1,252,191	6,767,535
Kirkland Lake Gold Ltd.	291,460	10,978,331

S C H E D U L E O F I N V E S T M E N T S	91

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Labrador Iron Ore Royalty Corp.	76,411	$2,353,373
Largo Inc.(a)	63,059	526,835
Laurentian Bank of Canada	31,429	1,093,828
LifeWorks Inc.	101,684	2,202,227
Lightspeed Commerce Inc.(a)	118,393	3,842,894
Linamar Corp.	55,187	3,058,588
Lithium Americas Corp.(a)(b)	108,598	2,844,060
Loblaw Companies Ltd.	158,171	12,202,989
Lundin Mining Corp.	690,889	5,755,823
MAG Silver Corp.(a)	108,135	1,468,285
Magna International Inc.	297,686	23,983,026
Manulife Financial Corp.	1,850,236	38,528,692
Maple Leaf Foods Inc.	101,332	2,464,843
Martinrea International Inc.	159,729	1,316,886
MEG Energy Corp.(a)(b)	385,942	4,596,752
Methanex Corp.	72,362	3,292,054
Metro Inc.	265,958	14,225,296
MTY Food Group Inc.	36,128	1,615,479
Mullen Group Ltd.	107,538	993,192
National Bank of Canada	364,058	29,126,931
New Gold Inc.(a)	637,201	1,007,571
NexGen Energy Ltd.(a)	426,126	1,753,246
NFI Group Inc.	82,390	1,237,973
North West Co. Inc. (The)	80,251	2,212,798
Northland Power Inc.	222,800	6,451,849
Novagold Resources Inc.(a)	301,847	1,989,913
Nutrien Ltd.	605,025	42,256,319
Nuvei Corp.(a)(c)	59,509	3,626,765
OceanaGold Corp.(a)	696,712	1,074,268
Onex Corp.	82,559	5,930,427
Open Text Corp.	288,549	13,810,582
Organigram Holdings Inc.(a)(b)	597,340	902,248
Osisko Gold Royalties Ltd.	224,013	2,474,250
Osisko Mining Inc.(a)	353,260	1,220,007
Pan American Silver Corp.	224,380	4,855,992
Paramount Resources Ltd., Class A	90,899	1,787,016
Parex Resources Inc.	164,885	3,507,446
Parkland Corp.	169,690	4,512,073
Pason Systems Inc.	153,584	1,523,576
Pembina Pipeline Corp.	572,389	18,173,795
Peyto Exploration & Development Corp.	193,640	1,517,252
Poseidon Concepts Corp.(a)(d)	293	—
Power Corp. of Canada	625,614	20,109,812
PrairieSky Royalty Ltd.	258,811	3,330,959
Premium Brands Holdings Corp.	37,464	3,536,114
Pretium Resources Inc.(a)	229,932	3,122,076
Primo Water Corp.	159,537	2,661,983
Prinmaris REIT, NVS	60,986	679,835
Quebecor Inc., Class B	127,994	3,026,786
Real Matters Inc.(a)(b)	117,805	544,934
Restaurant Brands International Inc.	266,560	14,909,661
Richelieu Hardware Ltd.	83,619	3,287,793
RioCan REIT	172,952	3,010,996
Ritchie Bros Auctioneers Inc.	123,447	7,524,426
Rogers Communications Inc., Class B, NVS	390,086	19,784,325
Royal Bank of Canada	1,446,470	164,919,087
Russel Metals Inc.	117,117	2,922,512
Sandstorm Gold Ltd.	252,513	1,515,694
Saputo Inc.	252,988	5,670,163
Seabridge Gold Inc.(a)(b)	131,593	2,110,830

Security	Shares	Value

Canada (continued)
Shaw Communications Inc., Class B, NVS	477,319	$14,227,760
Shopify Inc., Class A(a)	117,960	113,858,335
Sierra Wireless Inc.(a)(b)	44,868	659,704
Silvercorp Metals Inc.	238,533	786,259
SilverCrest Metals Inc.(a)(b)	292,683	2,205,800
Sleep Country Canada Holdings Inc.(c)	58,254	1,642,926
SmartCentres Real Estate Investment Trust	113,458	2,743,735
SNC-Lavalin Group Inc.	178,608	3,938,467
Spin Master Corp.(a)(c)	39,872	1,370,732
SSR Mining Inc.	241,933	3,983,525
Stantec Inc.	126,723	6,722,206
Stella-Jones Inc.	56,630	1,775,326
Summit Industrial Income REIT	264,833	4,500,171
Sun Life Financial Inc.	599,809	33,969,437
Suncor Energy Inc.	1,498,084	42,804,084
Superior Plus Corp.	279,725	2,843,132
TC Energy Corp.	994,026	51,329,793
Teck Resources Ltd., Class B	489,652	15,123,107
TELUS Corp.	456,457	10,740,376
TFI International Inc.	93,356	8,985,648
Thomson Reuters Corp.	190,294	20,428,367
TMX Group Ltd.	62,531	6,361,077
Torex Gold Resources Inc.(a)	112,342	1,101,193
Toromont Industries Ltd.	96,649	8,157,551
Toronto-Dominion Bank (The)	1,870,809	149,838,386
Tourmaline Oil Corp.	328,927	11,727,154
TransAlta Corp.	329,941	3,579,347
TransAlta Renewables Inc.	167,561	2,289,686
Transcontinental Inc., Class A	152,570	2,532,531
Tricon Residential Inc.	275,700	4,040,665
Turquoise Hill Resources Ltd.(a)	138,751	2,429,766
Vermilion Energy Inc.(a)	227,377	3,538,148
Wesdome Gold Mines Ltd.(a)(b)	205,721	1,768,895
West Fraser Timber Co. Ltd.	100,378	9,291,174
Westshore Terminals Investment Corp.	107,689	2,286,533
Wheaton Precious Metals Corp.	465,645	18,773,792
Whitecap Resources Inc.	677,325	4,779,613
Winpak Ltd.	32,637	967,954
WSP Global Inc.	127,954	17,061,875
Yamana Gold Inc.	911,256	3,763,595

		2,398,377,364

Chile — 0.1%
Aguas Andinas SA, Class A	3,616,323	869,436
Banco de Chile	36,858,390	3,685,728
Banco de Credito e Inversiones SA	62,003	2,245,729
Banco Santander Chile	60,039,884	2,983,077
CAP SA	122,273	1,372,799
Cencosud SA	1,535,351	2,828,049
Cia. Cervecerias Unidas SA	209,989	1,740,329
Colbun SA	10,414,749	861,040
Empresa Nacional de Telecomunicaciones SA	230,860	956,625
Empresas CMPC SA	942,525	1,729,968
Empresas COPEC SA	389,269	3,266,899
Enel Americas SA	28,706,479	3,384,659
Enel Chile SA	34,275,760	1,342,821
Engie Energia Chile SA	867,584	704,419
Falabella SA	702,546	2,500,554
Inversiones Aguas Metropolitanas SA	893,364	514,251
Itau CorpBanca Chile SA(a)	277,140,235	628,439
Parque Arauco SA(a)	853,744	988,028

92	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Chile (continued)
Vina Concha y Toro SA	770,112	$1,232,389

		33,835,239

China — 8.5%
Yankuang Energy Group Co. Ltd., Class H	1,848,000	3,915,262
360 DigiTech Inc.	112,373	2,223,862
3SBio Inc.(a)(c)	2,096,500	1,659,995
51job Inc., ADR(a)	54,633	2,753,503
AAC Technologies Holdings Inc.	599,000	1,818,789
AECC Aviation Power Co. Ltd., Class A	243,700	1,842,767
Agile Group Holdings Ltd.(b)	1,466,250	777,251
Agora Inc., ADR(a)	100,278	1,146,178
Agricultural Bank of China Ltd., Class A	6,118,800	2,852,272
Agricultural Bank of China Ltd., Class H	26,952,000	10,254,553
Aier Eye Hospital Group Co. Ltd., Class A	361,021	1,848,469
Air China Ltd., Class H(a)	1,988,000	1,498,732
AK Medical Holdings Ltd.(c)	1,234,000	868,311
Akeso Inc.(a)(c)	291,000	790,444
Alibaba Group Holding Ltd.(a)	15,679,472	245,753,171
Alibaba Health Information Technology Ltd.(a)(b)	4,374,000	3,296,898
Alibaba Pictures Group Ltd.(a)	19,990,000	2,263,734
A-Living Smart City Services Co. Ltd., Class A(c)	567,750	1,105,325
Aluminum Corp. of China Ltd., Class H(a)	4,782,000	2,516,606
Anhui Conch Cement Co. Ltd., Class A	488,787	3,019,386
Anhui Conch Cement Co. Ltd., Class H	1,091,500	5,773,518
Anhui Gujing Distillery Co. Ltd., Class A	46,300	1,530,977
ANTA Sports Products Ltd.	1,110,000	16,666,950
Anxin-China Holdings Ltd.(a)(d)	1,004,000	1
Asia Cement China Holdings Corp.	668,000	463,697
Autohome Inc., ADR	70,441	2,347,094
AviChina Industry & Technology Co. Ltd., Class H	3,133,000	1,768,113
Baidu Inc., ADR(a)	287,636	45,946,975
Bank of Beijing Co. Ltd., Class A	6,083,393	4,302,152
Bank of China Ltd., Class A	4,090,700	1,987,753
Bank of China Ltd., Class H	82,053,000	31,983,648
Bank of Communications Co. Ltd., Class A	4,371,563	3,264,628
Bank of Communications Co. Ltd., Class H	8,388,000	5,626,183
Bank of Ningbo Co. Ltd., Class A	834,371	5,159,188
Bank of Shanghai Co. Ltd., Class A	3,789,051	4,196,235
Baoshan Iron & Steel Co. Ltd., Class A	2,492,076	2,776,552
Baozun Inc., ADR(a)(b)	95,397	1,264,964
BeiGene Ltd., ADR(a)(b)	50,557	12,264,117
Beijing Capital International Airport Co. Ltd., Class H(a)	2,410,000	1,608,978
Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H(a)(b)	502,500	763,013
Beijing Enterprises Holdings Ltd.	620,000	2,113,563
Beijing Enterprises Water Group Ltd.	7,510,000	2,929,198
Beijing Sinnet Technology Co. Ltd., Class A	745,900	1,572,887
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	7,005,800	5,583,332
BEST Inc., ADR(a)(b)	413,251	353,908
Bilibili Inc., ADR(a)(b)	175,296	6,186,196
BOC Aviation Ltd.(b)(c)	229,000	1,925,245
BOE Technology Group Co. Ltd., Class A	4,839,700	3,711,061
Bosideng International Holdings Ltd.	3,828,000	1,865,905
BYD Co. Ltd., Class A	140,700	5,246,338
BYD Co. Ltd., Class H	793,000	23,454,605
BYD Electronic International Co. Ltd.	629,500	1,903,909
CanSino Biologics Inc., Class H(a)(b)(c)	84,600	1,417,184
CGN New Energy Holdings Co. Ltd.(b)	2,524,000	1,913,210

Security	Shares	Value

China (continued)
CGN Power Co. Ltd., Class H(c)	10,087,000	$2,787,030
Changchun High & New Technology Industry Group Inc., Class A	51,400	1,428,961
China Aoyuan Group Ltd.	1,687,000	338,338
China BlueChemical Ltd., Class H	4,830,000	1,322,238
China Bohai Bank Co. Ltd., Class H(c)	2,639,000	660,000
China Cinda Asset Management Co. Ltd., Class H	10,032,000	1,834,736
China CITIC Bank Corp. Ltd., Class H	7,301,000	3,483,264
China Communications Services Corp. Ltd., Class H	2,114,000	1,125,280
China Conch Venture Holdings Ltd.	1,640,500	7,798,410
China Construction Bank Corp., Class H	100,331,000	76,988,821
China East Education Holdings Ltd.(b)(c)	762,500	393,577
China Eastern Airlines Corp. Ltd., Class A(a)	4,243,693	3,849,513
China Education Group Holdings Ltd.	1,390,000	1,216,608
China Everbright Bank Co. Ltd., Class A	4,606,000	2,429,068
China Everbright Bank Co. Ltd., Class H	3,268,000	1,227,778
China Everbright Environment Group Ltd.	2,964,629	2,202,265
China Everbright Ltd.	1,072,000	1,214,703
China Evergrande Group(a)(b)	1,781,000	380,596
China Feihe Ltd.(c)	3,420,000	4,742,726
China Galaxy Securities Co. Ltd., Class H	3,579,500	2,122,554
China Gas Holdings Ltd.	3,228,000	5,484,312
China Hongqiao Group Ltd.	2,582,000	2,917,472
China Huishan Dairy Holdings Co. Ltd.(a)(d)	262,905	—
China International Capital Corp. Ltd., Class H(c)	1,390,800	3,788,564
China Jinmao Holdings Group Ltd.	4,120,000	1,496,672
China Lesso Group Holdings Ltd.	1,266,000	2,200,949
China Life Insurance Co. Ltd., Class A	306,300	1,336,141
China Life Insurance Co. Ltd., Class H	7,205,000	12,665,655
China Literature Ltd.(a)(b)(c)	349,800	2,118,516
China Longyuan Power Group Corp. Ltd., Class H	3,428,000	6,994,108
China Lumena New Materials Corp.(a)(b)(d)	3,800	—
China Medical System Holdings Ltd.	1,332,000	2,230,473
China Meidong Auto Holdings Ltd.	670,000	3,145,673
China Mengniu Dairy Co. Ltd.	3,340,000	19,741,480
China Merchants Bank Co. Ltd., Class A	1,524,631	11,853,177
China Merchants Bank Co. Ltd., Class H	3,984,677	33,304,412
China Merchants Port Holdings Co. Ltd.	1,150,000	2,125,393
China Merchants Securities Co. Ltd., Class A	1,025,772	2,712,855
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,506,182	3,215,838
China Metal Recycling Holdings Ltd.(a)(d)	3,000	—
China Minsheng Banking Corp. Ltd., Class A	3,727,899	2,278,902
China Minsheng Banking Corp. Ltd., Class H	4,409,000	1,757,256
China Molybdenum Co. Ltd., Class H	4,446,000	2,284,681
China National Building Material Co. Ltd., Class H	3,742,000	4,860,304
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	366,400	2,178,171
China Oilfield Services Ltd., Class H	2,112,000	2,077,068
China Oriental Group Co. Ltd.	1,786,000	525,477
China Overseas Grand Oceans Group Ltd.	2,132,000	1,273,825
China Overseas Land & Investment Ltd.	3,955,500	11,674,567
China Overseas Property Holdings Ltd.	2,010,000	2,334,292
China Pacific Insurance Group Co. Ltd., Class A	623,588	2,595,274
China Pacific Insurance Group Co. Ltd., Class H	2,465,400	7,505,163
China Petroleum & Chemical Corp., Class A	5,031,748	3,344,489
China Petroleum & Chemical Corp., Class H	24,932,200	13,054,246
China Power International Development Ltd.	6,741,000	3,336,209
China Railway Group Ltd., Class A	3,502,986	3,437,715

S C H E D U L E O F I N V E S T M E N T S	93

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
China Railway Group Ltd., Class H	3,186,000	$1,966,663
China Renewable Energy Investment Ltd.(a)(d)	4,386	—
China Resources Beer Holdings Co. Ltd.	1,416,000	10,571,687
China Resources Cement Holdings Ltd.	1,860,000	1,602,814
China Resources Gas Group Ltd.	988,000	4,941,869
China Resources Land Ltd.	3,356,666	16,224,840
China Resources Medical Holdings Co. Ltd.	2,359,500	1,332,139
China Resources Mixc Lifestyle Services Ltd.(c)	556,400	3,270,349
China Resources Power Holdings Co. Ltd.	2,044,000	4,977,717
China SCE Group Holdings Ltd.	2,738,000	611,730
China Shenhua Energy Co. Ltd., Class H	3,504,500	8,619,834
China Shineway Pharmaceutical Group Ltd.	1,084,000	975,808
China Southern Airlines Co. Ltd., Class H(a)(b)	2,786,000	1,783,724
China State Construction Engineering Corp. Ltd., Class A	6,720,180	5,504,140
China State Construction International Holdings Ltd.	1,870,000	2,213,647
China Suntien Green Energy Corp. Ltd., Class H	3,000,000	1,828,079
China Taiping Insurance Holdings Co. Ltd.	1,358,768	1,922,327
China Tourism Group Duty Free Corp. Ltd., Class A	122,692	4,020,576
China Tower Corp. Ltd., Class H(c)	36,228,000	4,376,298
China Traditional Chinese Medicine Holdings Co. Ltd.	4,866,000	2,837,745
China Travel International Investment Hong Kong Ltd.(a)	4,846,000	999,542
China Vanke Co. Ltd., Class A	968,392	3,102,426
China Vanke Co. Ltd., Class H	1,428,700	3,693,543
China Water Affairs Group Ltd.(b)	1,792,000	2,095,509
China Yangtze Power Co. Ltd., Class A	1,599,038	5,514,677
China Yuhua Education Corp. Ltd.(c)	2,044,000	444,753
Chinasoft International Ltd.	2,586,000	2,587,736
Chongqing Zhifei Biological Products Co. Ltd., Class A	164,600	2,763,909
CIFI Ever Sunshine Services Group Ltd.	1,670,000	3,013,716
CIFI Holdings Group Co. Ltd.	2,574,600	1,680,727
CITIC Ltd.	5,180,000	5,817,684
CITIC Securities Co. Ltd., Class A	1,203,703	4,709,287
CITIC Securities Co. Ltd., Class H	2,139,500	5,729,193
COFCO Joycome Foods Ltd.	3,950,000	1,628,500
Contemporary Amperex Technology Co. Ltd., Class A	151,999	14,666,640
COSCO SHIPPING Holdings Co. Ltd., Class A(a)	945,770	2,453,320
COSCO SHIPPING Holdings Co. Ltd., Class H(a)(b)	3,444,800	6,266,881
COSCO SHIPPING Ports Ltd.	2,922,000	2,327,674
Country Garden Holdings Co. Ltd.	7,329,866	6,020,429
Country Garden Services Holdings Co. Ltd.	1,791,000	10,579,810
CRRC Corp. Ltd., Class A	2,376,500	2,180,685
CSC Financial Co. Ltd., Class A	503,200	2,112,501
CSPC Pharmaceutical Group Ltd.	9,395,440	11,419,116
CStone Pharmaceuticals(a)(c)	1,619,500	1,255,384
Dali Foods Group Co. Ltd.(c)	2,675,500	1,546,368
Daqo New Energy Corp., ADR(a)	58,437	2,344,492
DiDi Global Inc.(a)(b)	327,257	1,181,398
Digital China Holdings Ltd.	1,602,000	908,288
Dongfeng Motor Group Co. Ltd., Class H	2,284,000	2,014,134
Dongyue Group Ltd.	1,647,000	2,015,785
DouYu International Holdings Ltd., ADR(a)	281,610	591,381
East Money Information Co. Ltd., Class A	814,784	4,068,919
ENN Energy Holdings Ltd.	816,900	13,005,265
Eve Energy Co. Ltd., Class A	151,143	2,275,007
Fanhua Inc., ADR	70,036	485,349

Security	Shares	Value

China (continued)
Far East Horizon Ltd.	2,176,000	$1,861,463
FIH Mobile Ltd.(a)	9,070,000	1,391,935
Flat Glass Group Co. Ltd., Class H(b)	537,000	2,155,861
Focus Media Information Technology Co. Ltd., Class A	2,070,900	2,501,360
Foshan Haitian Flavouring & Food Co. Ltd., Class A	237,175	3,629,736
Fosun International Ltd.	2,604,000	2,954,615
Foxconn Industrial Internet Co. Ltd., Class A	2,019,600	3,545,350
Fu Shou Yuan International Group Ltd.	2,112,000	1,657,520
Fuyao Glass Industry Group Co. Ltd., Class H(c)	728,000	3,942,270
Ganfeng Lithium Co. Ltd., Class A	126,200	2,714,516
Ganfeng Lithium Co. Ltd., Class H(c)	267,600	4,252,252
GDS Holdings Ltd., ADR(a)	100,825	4,424,201
Geely Automobile Holdings Ltd.	6,112,000	13,230,994
Genertec Universal Medical Group Co. Ltd.(c)	2,554,500	1,850,740
Genscript Biotech Corp.(a)	1,278,000	4,070,962
GF Securities Co. Ltd., Class H	1,386,200	2,402,742
Gigadevice Semiconductor Beijing Inc., Class A	97,280	2,166,690
Glory Sun Financial Group Ltd.(a)	25,160,000	596,969
GoerTek Inc., Class A	416,900	3,140,961
GOME Retail Holdings Ltd.(a)(b)	14,820,000	1,015,121
Great Wall Motor Co. Ltd., Class H	3,503,500	9,505,302
Greentown China Holdings Ltd.	1,272,500	2,100,970
Greentown Service Group Co. Ltd.	1,724,000	1,892,695
Guangdong Haid Group Co. Ltd., Class A	243,000	2,767,236
Guangdong Investment Ltd.	2,520,000	3,599,653
Guangzhou Automobile Group Co. Ltd., Class H	2,589,600	2,543,722
Guangzhou R&F Properties Co. Ltd., Class H(b)	1,394,400	620,656
Guotai Junan Securities Co. Ltd., Class A	1,676,294	4,675,703
Haidilao International Holding Ltd.(b)(c)	986,000	2,137,035
Haier Smart Home Co. Ltd., Class A	586,700	2,584,916
Haier Smart Home Co. Ltd., Class H	2,495,000	10,002,555
Haitian International Holdings Ltd.	635,000	1,652,057
Haitong Securities Co. Ltd., Class A	1,200,229	2,175,402
Haitong Securities Co. Ltd., Class H	2,817,200	2,535,237
Hangzhou Tigermed Consulting Co. Ltd., Class A	64,400	1,059,247
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	94,400	988,919
Hansoh Pharmaceutical Group Co. Ltd.(c)	1,116,000	2,300,535
Harbin Electric Co. Ltd., Class H	1,426,000	473,109
Henan Shuanghui Investment & Development Co. Ltd., Class A	477,551	2,246,628
Hengan International Group Co. Ltd.	481,000	2,351,277
Hengli Petrochemical Co. Ltd., Class A	691,300	2,616,166
HengTen Networks Group Ltd.(a)(b)	4,971,600	1,534,754
Hithink RoyalFlush Information Network Co. Ltd., Class A	98,000	1,958,343
Hope Education Group Co. Ltd.(c)	7,150,000	921,978
Hopson Development Holdings Ltd.	779,730	1,624,695
Hua Hong Semiconductor Ltd.(a)(c)	511,000	2,487,540
Hualan Biological Engineering Inc., Class A	302,700	1,209,044
Huaneng Power International Inc., Class H	5,572,000	2,933,126
Huatai Securities Co. Ltd., Class A	847,500	2,293,416
Huatai Securities Co. Ltd., Class H(c)	1,597,600	2,839,915
Huaxia Bank Co. Ltd., Class A	4,533,931	4,023,447
Huazhu Group Ltd., ADR(a)	194,028	7,667,987
Hundsun Technologies Inc., Class A	329,422	3,048,377
HUYA Inc., ADR(a)	140,870	932,559
Hygeia Healthcare Holdings Co. Ltd.(c)	375,400	1,701,921
Iflytek Co. Ltd., Class A	402,600	2,784,252
I-Mab, ADR(a)	48,049	1,213,237

94	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Industrial & Commercial Bank of China Ltd., Class A	4,978,741	$3,654,843
Industrial & Commercial Bank of China Ltd., Class H	58,244,000	35,286,845
Industrial Bank Co. Ltd., Class A	1,442,398	4,772,016
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	545,900	3,289,966
Inner Mongolia Yitai Coal Co. Ltd., Class B	2,979,584	2,760,817
Innovent Biologics Inc.(a)(c)	1,193,000	5,052,123
Inspur Electronic Information Industry Co. Ltd., Class A	655,700	3,516,324
iQIYI Inc., ADR(a)(b)	300,685	1,226,795
JA Solar Technology Co. Ltd., Class A	183,100	2,604,329
Jafron Biomedical Co. Ltd., Class A	173,600	1,290,441
JD Health International Inc.(a)(c)	309,050	2,496,248
JD.com Inc., Class A(a)	2,131,423	80,783,892
Jiangsu Expressway Co. Ltd., Class H	1,162,000	1,214,121
Jiangsu Hengli Hydraulic Co. Ltd., Class A	191,996	2,338,019
Jiangsu Hengrui Medicine Co. Ltd., Class A	485,259	3,129,839
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	96,600	2,396,949
Jiangxi Copper Co. Ltd., Class H	1,142,000	1,872,605
Jiayuan International Group Ltd.(b)	3,538,000	1,229,354
JinkoSolar Holding Co. Ltd., ADR(a)(b)	41,541	1,833,204
Jinxin Fertility Group Ltd.(a)(c)	2,328,500	2,332,434
Jiumaojiu International Holdings Ltd.(b)(c)	869,000	1,876,681
JOYY Inc., ADR	59,247	2,995,528
Kaisa Group Holdings Ltd.(b)	4,040,000	456,819
Kanzhun Ltd.(a)	61,597	1,865,773
KE Holdings Inc., ADR(a)	387,627	8,446,392
Kingboard Holdings Ltd.	626,000	3,022,155
Kingboard Laminates Holdings Ltd.	1,899,500	3,257,746
Kingdee International Software Group Co. Ltd.(a)	2,694,000	6,172,874
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	83,065	701,899
Kingsoft Corp. Ltd.	1,005,200	4,517,236
Kuaishou Technology(a)(c)	480,800	5,495,906
Kunlun Energy Co. Ltd.	3,576,000	3,708,480
Kweichow Moutai Co. Ltd., Class A	76,930	22,975,703
KWG Group Holdings Ltd.	1,594,500	871,849
KWG Living Group Holdings Ltd.	3,240,250	1,425,427
Lee & Man Paper Manufacturing Ltd.	1,583,000	1,084,135
Legend Biotech Corp., ADR(a)(b)	52,159	2,224,060
Lenovo Group Ltd.(b)	7,066,000	7,657,479
Lepu Medical Technology Beijing Co. Ltd., Class A	557,100	1,820,113
LexinFintech Holdings Ltd., ADR(a)(b)	174,524	624,796
Li Auto Inc., ADR(a)	591,731	15,438,262
Li Ning Co. Ltd.	2,351,500	22,945,935
Lifetech Scientific Corp.(a)	5,696,000	2,363,416
Lingyi iTech Guangdong Co., Class A(a)	1,586,800	1,540,405
Logan Group Co. Ltd.	1,125,000	699,784
Longfor Group Holdings Ltd.(c)	1,743,500	10,458,952
LONGi Green Energy Technology Co. Ltd., Class A	376,100	4,211,933
Lonking Holdings Ltd.	3,030,000	883,870
Luxshare Precision Industry Co. Ltd., Class A	519,531	3,892,322
Luye Pharma Group Ltd.(a)(c)	2,506,500	1,094,820
Luzhou Laojiao Co. Ltd., Class A	97,900	3,363,047
Mango Excellent Media Co. Ltd., Class A	241,897	1,349,167
Maoyan Entertainment(a)(b)(c)	1,507,000	1,943,807
Meitu Inc.(a)(c)	4,402,500	872,868
Meituan, Class B(a)(c)	4,253,300	126,894,411

Security	Shares	Value

China (continued)
Microport Scientific Corp.(b)	676,000	$1,948,415
Ming Yuan Cloud Group Holdings Ltd.	1,126,000	2,321,701
Minth Group Ltd.	676,000	3,126,138
MMG Ltd.(a)	4,678,000	1,518,876
Muyuan Foods Co. Ltd., Class A	371,010	3,226,573
NARI Technology Co. Ltd., Class A	572,049	3,197,105
NAURA Technology Group Co. Ltd., Class A	59,300	2,695,674
NetDragon Websoft Holdings Ltd.	629,000	1,587,661
NetEase Inc.	2,106,925	43,991,509
New China Life Insurance Co. Ltd., Class A	206,600	1,225,638
New China Life Insurance Co. Ltd., Class H	696,200	1,985,724
New Hope Liuhe Co. Ltd., Class A(a)	837,300	2,130,483
New Oriental Education & Technology Group Inc., ADR(a)	1,385,311	1,980,995
Nexteer Automotive Group Ltd.(b)	1,630,000	1,794,187
Nine Dragons Paper Holdings Ltd.	1,263,000	1,261,574
NIO Inc., ADR(a)(b)	1,423,380	34,887,044
Noah Holdings Ltd., ADR(a)(b)	53,086	1,666,370
Nongfu Spring Co. Ltd., Class H(c)	1,783,400	10,797,774
OneConnect Financial Technology Co. Ltd., ADR(a)	235,169	470,338
People’s Insurance Co. Group of China Ltd. (The), Class H	5,897,000	1,866,105
PetroChina Co. Ltd., Class A	1,430,600	1,137,018
PetroChina Co. Ltd., Class H	19,886,000	9,861,304
Pharmaron Beijing Co. Ltd., Class H(c)	197,800	2,516,392
PICC Property & Casualty Co. Ltd., Class H	6,762,520	6,300,994
Pinduoduo Inc., ADR(a)	453,531	27,139,295
Ping An Bank Co. Ltd., Class A	1,552,000	3,889,956
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	517,400	1,650,886
Ping An Insurance Group Co. of China Ltd., Class A	939,263	7,420,840
Ping An Insurance Group Co. of China Ltd., Class H	6,411,000	50,876,540
Poly Developments and Holdings Group Co. Ltd., Class A	1,458,736	3,594,384
Poly Property Group Co. Ltd.	3,035,000	798,027
Postal Savings Bank of China Co. Ltd., Class H(c)	9,617,000	8,012,402
Pou Sheng International Holdings Ltd.(a)	2,906,000	466,689
Q Technology Group Co. Ltd.	1,219,000	1,325,503
Qudian Inc., ADR(a)(b)	384,402	353,227
Redco Properties Group Ltd.(b)(c)	1,940,000	666,816
RLX Technology Inc., ADR(a)(b)	509,416	1,706,544
Rongsheng Petrochemical Co. Ltd., Class A	986,800	2,824,763
Ronshine China Holdings Ltd.(b)	761,000	314,787
SAIC Motor Corp. Ltd., Class A	976,352	2,900,462
Sangfor Technologies Inc., Class A	79,300	1,942,864
Sany Heavy Equipment International Holdings Co. Ltd.	2,174,000	2,279,774
Sany Heavy Industry Co. Ltd., Class A	755,700	2,410,858
Seazen Group Ltd.	2,498,000	1,689,904
Seazen Holdings Co. Ltd., Class A	352,900	1,845,257
SF Holding Co. Ltd., Class A	307,500	3,084,886
Shandong Gold Mining Co. Ltd., Class A	871,228	2,587,064
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	2,418,800	2,980,909
Shanghai Baosight Software Co. Ltd., Class A	284,180	2,428,587
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	639,500	2,564,342
Shanghai Industrial Holdings Ltd.	668,000	985,470
Shanghai Industrial Urban Development Group Ltd.	4,902,600	473,668
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	1,588,975	1,461,534

S C H E D U L E O F I N V E S T M E N T S	95

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	1,230,600	$2,402,709
Shanghai Pudong Development Bank Co. Ltd., Class A	2,259,699	2,997,084
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	86,640	3,772,190
Shengyi Technology Co. Ltd., Class A	480,200	1,493,290
Shennan Circuits Co. Ltd., Class A	112,300	2,106,547
Shenwan Hongyuan Group Co. Ltd., Class A	5,476,233	4,041,509
Shenzhen Goodix Technology Co. Ltd., Class A	113,533	1,591,063
Shenzhen Inovance Technology Co. Ltd., Class A	317,350	3,035,535
Shenzhen International Holdings Ltd.	1,131,000	1,147,655
Shenzhen Investment Ltd.	10,226,000	2,401,910
Shenzhen Kangtai Biological Products Co. Ltd., Class A	90,900	1,154,857
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	82,100	4,165,528
Shenzhou International Group Holdings Ltd.	843,700	15,654,805
Shimao Group Holdings Ltd.(b)	1,041,500	767,580
Shougang Fushan Resources Group Ltd.	10,732,000	3,292,984
Shui On Land Ltd.	11,846,500	1,674,749
Sihuan Pharmaceutical Holdings Group Ltd.	8,425,000	1,579,453
Silergy Corp.	81,000	10,948,320
Sinofert Holdings Ltd.	7,390,000	990,300
Sino-Ocean Group Holding Ltd.	3,451,000	847,551
Sinopec Engineering Group Co. Ltd., Class H	2,518,000	1,228,329
Sinopec Kantons Holdings Ltd.	2,400,000	917,069
Sinopharm Group Co. Ltd., Class H	1,036,000	2,317,319
Sinotruk Hong Kong Ltd.	789,000	1,173,605
Skyfame Realty Holdings Ltd.	16,750,000	1,804,529
Skyworth Group Ltd.(a)	2,820,000	1,666,064
Smoore International Holdings Ltd.(c)	1,865,000	8,024,763
SOHO China Ltd.(a)	3,403,000	741,960
SooChow Securities Co. Ltd., Class A	2,017,264	2,492,699
SSY Group Ltd.	2,424,000	1,077,535
Sun Art Retail Group Ltd.(b)	3,232,000	1,180,263
Sunac China Holdings Ltd.	3,091,000	3,809,105
Sunac Services Holdings Ltd.(a)(c)	1,560,000	1,774,732
Sungrow Power Supply Co. Ltd., Class A	99,200	1,799,187
Suning.com Co. Ltd., Class A(a)	2,456,860	1,507,666
Sunny Optical Technology Group Co. Ltd.	728,800	18,815,837
TAL Education Group, ADR(a)(b)	356,285	1,018,975
TCL Technology Group Corp., Class A	2,352,200	2,094,269
Tencent Holdings Ltd.	5,950,000	372,840,534
Tencent Music Entertainment Group, ADR(a)	568,101	3,510,864
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	415,100	2,828,131
Tianli Education International Holdings Ltd.(a)(d)	4,430,000	980,690
Tianneng Power International Ltd.(b)	1,432,000	1,477,114
Tingyi Cayman Islands Holding Corp.	1,622,000	3,360,436
Tong Ren Tang Technologies Co. Ltd., Class H	1,590,000	1,491,729
Tongcheng Travel Holdings Ltd.(a)	1,237,200	2,545,868
Tongdao Liepin Group(a)	446,000	1,081,101
Tongwei Co. Ltd., Class A	335,000	1,998,256
Topsports International Holdings Ltd.(c)	1,378,000	1,245,104
Towngas Smart Energy Co. Ltd.	2,091,000	1,541,485
TravelSky Technology Ltd., Class H	1,215,000	2,271,975
Trip.com Group Ltd., ADR(a)	531,049	14,131,214
Tsingtao Brewery Co. Ltd., Class H	532,000	4,787,977
Uni-President China Holdings Ltd.	1,716,000	1,621,842
Unisplendour Corp. Ltd., Class A	547,340	1,811,453

Security	Shares	Value

China (continued)
Venus MedTech Hangzhou Inc., Class H(a)(b)(c)	560,000	$2,168,657
Vinda International Holdings Ltd.	505,000	1,359,013
Vipshop Holdings Ltd., ADR(a)	461,896	4,300,252
Vnet Group Inc., ADR(a)(b)	121,075	1,201,064
Walvax Biotechnology Co. Ltd., Class A	206,700	1,592,985
Wanhua Chemical Group Co. Ltd., Class A	241,187	3,478,477
Want Want China Holdings Ltd.(b)	4,961,000	4,867,319
Weibo Corp., ADR(a)(b)	64,350	2,229,728
Weichai Power Co. Ltd., Class H	2,109,000	3,827,056
Weimob Inc.(a)(b)(c)	2,101,000	1,587,108
Wens Foodstuffs Group Co. Ltd., Class A(a)	1,418,657	4,513,309
West China Cement Ltd.	4,158,000	700,344
Wharf Holdings Ltd. (The)	1,236,000	4,224,106
Will Semiconductor Co. Ltd. Shanghai, Class A	76,600	3,108,899
Wingtech Technology Co. Ltd., Class A	201,600	3,434,241
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	450,800	1,783,995
Wuliangye Yibin Co. Ltd., Class A	247,774	7,792,400
WuXi AppTec Co. Ltd., Class A	224,761	3,734,634
WuXi AppTec Co. Ltd., Class H(c)	313,450	4,495,895
Wuxi Biologics Cayman Inc., New(a)(c)	3,759,500	37,680,582
XD Inc.(a)(b)	387,000	1,462,837
Xiaomi Corp., Class B(a)(c)	14,969,200	31,755,189
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	1,078,100	2,560,835
Xinyi Solar Holdings Ltd.	4,895,600	7,853,841
XPeng Inc., ADR(a)(b)	408,771	14,343,774
Xtep International Holdings Ltd.	1,909,000	3,428,521
Yadea Group Holdings Ltd.(c)	1,728,000	2,460,655
Yihai International Holding Ltd.(b)	471,000	2,010,688
Yonghui Superstores Co. Ltd., Class A	2,941,000	1,799,785
Yonyou Network Technology Co. Ltd., Class A	465,800	2,585,592
Yuexiu REIT(b)	2,904,000	1,217,907
Yuexiu Transport Infrastructure Ltd.	1,722,000	1,042,425
Yum China Holdings Inc.	444,099	21,392,249
Yunnan Baiyao Group Co. Ltd., Class A	171,923	2,446,798
Yunnan Energy New Material Co. Ltd., Class A	66,800	2,683,902
Yuzhou Group Holdings Co. Ltd.	2,558,394	206,643
Zai Lab Ltd., ADR(a)	84,705	4,207,297
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	45,100	2,554,123
Zhaojin Mining Industry Co. Ltd., Class H	1,687,500	1,353,876
Zhejiang Century Huatong Group Co. Ltd., Class A(a)	2,231,058	2,383,745
Zhejiang Expressway Co. Ltd., Class H	2,464,000	2,110,993
Zhejiang Huayou Cobalt Co. Ltd., Class A	131,800	2,070,784
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	721,876	2,187,062
Zhenro Properties Group Ltd.	2,029,000	962,839
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	497,800	1,714,317
Zhongsheng Group Holdings Ltd.	555,000	4,263,575
Zhuzhou CRRC Times Electric Co. Ltd.	554,400	2,928,169
Zijin Mining Group Co. Ltd., Class A	1,744,900	2,752,751
Zijin Mining Group Co. Ltd., Class H	5,486,000	7,121,980
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	2,335,000	1,529,329
ZTE Corp., Class A	232,900	1,114,807
ZTE Corp., Class H	616,240	1,665,228

96	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
ZTO Express Cayman Inc., ADR	464,155	$13,943,216

		2,695,702,601

Colombia — 0.0%
Bancolombia SA	245,157	2,452,945
Cementos Argos SA	242,160	397,488
Corp. Financiera Colombiana SA(a)	185,413	1,398,188
Ecopetrol SA	5,059,120	3,722,782
Grupo Argos SA	364,541	1,490,378
Grupo de Inversiones Suramericana SA	277,760	1,917,268
Interconexion Electrica SA ESP	512,841	3,065,782

		14,444,831

Czech Republic — 0.0%
CEZ AS	216,835	8,045,316
Komercni Banka AS	77,106	3,419,135

		11,464,451

Denmark — 1.5%
ALK-Abello A/S(a)	6,808	2,874,813
Alm Brand A/S(b)	1,027,580	1,948,181
Ambu A/S, Class B(b)	181,623	3,848,402
AP Moller - Maersk A/S, Class A	2,642	8,851,371
AP Moller - Maersk A/S, Class B, NVS	6,065	21,786,348
Bavarian Nordic A/S(a)(b)	63,647	1,873,343
Carlsberg A/S, Class B	101,933	16,506,072
Chemometec A/S	21,527	2,231,911
Chr Hansen Holding A/S	102,747	8,239,840
Coloplast A/S, Class B	116,899	16,999,717
D/S Norden A/S	37,121	844,936
Danske Bank A/S	582,924	11,315,274
Demant A/S(a)	112,434	4,974,455
Dfds A/S(a)	48,228	2,354,314
Drilling Co. of 1972 A/S (The)(a)	27,124	1,058,006
DSV A/S	217,055	44,101,376
FLSmidth & Co. A/S	48,990	1,651,459
Genmab A/S(a)	69,821	23,776,110
GN Store Nord A/S	130,534	7,899,130
H Lundbeck A/S	56,227	1,430,637
ISS A/S(a)	151,994	2,863,605
Jyske Bank A/S, Registered(a)	43,191	2,544,047
Matas A/S	89,453	1,495,667
Netcompany Group A/S(c)	36,508	2,682,033
Nilfisk Holding A/S(a)	39,657	1,395,150
NKT A/S(a)(b)	47,867	2,015,180
Novo Nordisk A/S, Class B	1,762,715	175,334,171
Novozymes A/S, Class B	213,706	14,670,364
Orsted A/S(c)	198,120	21,108,694
Pandora A/S	108,238	11,769,771
Per Aarsleff Holding A/S	26,047	1,173,634
Ringkjoebing Landbobank A/S	30,953	4,074,639
Rockwool International A/S, Class B	8,504	3,257,117
Royal Unibrew A/S	56,662	6,514,167
Scandinavian Tobacco Group A/S, Class A(c)	88,082	1,898,798
Schouw & Co. A/S	21,080	1,782,778
SimCorp A/S	47,919	4,467,974
Spar Nord Bank A/S	87,829	1,263,017
Sydbank A/S	98,556	3,478,782
Topdanmark A/S	39,282	2,246,667
Tryg A/S	366,305	8,679,893
Vestas Wind Systems A/S	1,062,619	28,754,887

Security	Shares	Value

Denmark (continued)
Zealand Pharma A/S(a)(b)	57,547	$1,121,100

		489,157,830

Egypt — 0.0%
Commercial International Bank Egypt SAE(a)	1,472,349	4,825,997
Eastern Co. SAE	953,810	630,814
Egyptian Financial Group-Hermes Holding Co.(a)	1,406,391	1,319,762
EISewedy Electric Co.	1,227,238	723,664
Heliopolis Housing	832,293	334,822

		7,835,059

Finland — 0.9%
Cargotec OYJ, Class B	49,166	2,454,713
Caverion OYJ	99,859	690,754
Citycon OYJ	121,128	969,491
Elisa OYJ	147,055	8,638,277
Finnair OYJ(a)(b)	756,418	559,731
Fortum OYJ	496,766	13,521,837
Huhtamaki OYJ	108,180	4,264,856
Kemira OYJ	172,672	2,538,123
Kesko OYJ, Class B	317,651	10,032,429
Kojamo OYJ	255,598	5,859,813
Kone OYJ, Class B	342,825	22,202,772
Konecranes OYJ	67,125	2,700,075
Metsa Board OYJ, Class B	257,208	2,772,850
Metso Outotec OYJ	585,723	6,281,649
Neles OYJ	130,694	1,836,865
Neste OYJ	431,378	19,454,940
Nokia OYJ(a)	5,605,407	33,428,539
Nokian Renkaat OYJ	140,477	4,749,521
Nordea Bank Abp	3,309,739	39,312,027
Orion OYJ, Class B	117,505	4,778,072
Outokumpu OYJ(a)	388,308	2,515,811
QT Group OYJ(a)	21,297	2,472,270
Revenio Group OYJ	40,024	2,089,603
Sampo OYJ, Class A	518,750	25,747,026
Sanoma OYJ	93,077	1,405,835
Stora Enso OYJ, Class R	579,617	11,799,290
TietoEVRY OYJ	86,713	2,580,278
Tokmanni Group Corp.	83,267	1,742,301
UPM-Kymmene OYJ	541,411	19,732,531
Uponor OYJ	115,338	2,559,241
Valmet OYJ	145,561	5,559,604
Wartsila OYJ Abp	476,648	5,884,890
YIT OYJ	271,298	1,347,732

		272,483,746

France — 6.6%
ABC arbitrage	70,903	565,558
Accor SA(a)	174,130	6,399,511
Aeroports de Paris(a)	30,720	4,168,728
Air France-KLM(a)(b)	388,198	1,756,697
Air Liquide SA	483,256	82,665,403
Airbus SE(a)	611,425	78,074,827
AKWEL	27,195	672,149
Albioma SA	38,465	1,502,798
ALD SA(c)	138,821	2,080,295
Alstom SA	300,231	9,733,406
Alten SA	33,247	5,422,791
Amundi SA(c)	59,683	4,639,536
Aperam SA	55,574	3,131,570
ArcelorMittal SA	694,586	20,632,002

S C H E D U L E O F I N V E S T M E N T S	97

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Arkema SA	68,165	$10,079,429
Atos SE	57,990	2,078,765
AXA SA	1,959,615	62,062,957
Beneteau SA(a)	48,962	816,366
BioMerieux	43,025	5,045,235
BNP Paribas SA	1,150,898	82,161,899
Boiron SA	20,679	940,193
Bollore SA	965,444	5,203,942
Bonduelle SCA	34,715	816,574
Bouygues SA	200,121	7,057,679
Bureau Veritas SA	306,143	8,759,466
Capgemini SE	173,621	39,032,841
Carrefour SA	624,175	11,879,043
Casino Guichard Perrachon SA(a)	45,093	997,411
CGG SA(a)	2,137,739	1,779,503
Chargeurs SA	21,610	544,307
Cie. de Saint-Gobain	544,980	36,877,415
Cie. Generale des Etablissements Michelin SCA	180,553	30,210,815
Cie. Plastic Omnium SA	96,402	2,242,242
CNP Assurances	177,044	4,357,968
Coface SA(a)	168,457	2,228,676
Covivio	53,081	4,432,693
Credit Agricole SA	1,174,577	17,670,859
Danone SA	651,366	40,613,364
Dassault Aviation SA	18,068	2,147,245
Dassault Systemes SE	719,138	34,776,343
Derichebourg SA(a)	168,042	2,113,262
Edenred	258,787	11,115,511
Eiffage SA	74,674	7,846,235
Electricite de France SA	447,806	4,307,091
Elior Group SA(a)(c)	196,463	1,185,089
Elis SA(a)	205,670	3,757,111
Engie SA	1,830,121	28,150,559
Eramet SA(a)	15,724	1,629,783
EssilorLuxottica SA	303,547	57,426,667
Eurazeo SE	43,881	3,486,711
Eurofins Scientific SE	142,488	14,306,202
Europcar Mobility Group(a)(c)	3,810,934	2,164,673
Eutelsat Communications SA	113,745	1,410,415
Faurecia SE	120,590	5,345,520
Fnac Darty SA	25,328	1,503,273
Gaztransport Et Technigaz SA	28,313	2,597,486
Gecina SA	44,782	6,076,569
Getlink SE	452,029	7,130,695
Guerbet	9,353	349,904
Hermes International	33,322	50,030,283
ICADE	29,618	2,138,611
ID Logistics Group(a)	3,703	1,344,534
Imerys SA	40,299	1,851,957
Interparfums SA	20,138	1,530,137
Ipsen SA	39,854	3,877,825
IPSOS	54,730	2,500,785
JCDecaux SA(a)	81,112	2,220,369
Kaufman & Broad SA	20,242	803,456
Kering SA	78,099	58,321,584
Klepierre SA	223,128	5,934,815
Korian SA	71,855	1,575,279
La Francaise des Jeux SAEM(c)	97,886	4,052,834
Lagardere SA(a)	63,682	1,733,656
Legrand SA	277,214	28,212,909

Security	Shares	Value

France (continued)
LISI(b)	16,341	$513,115
LNA Sante SA	10,831	501,192
L’Oreal SA	261,809	111,830,830
LVMH Moet Hennessy Louis Vuitton SE	287,057	235,782,078
Maisons du Monde SA(c)	75,350	1,720,423
McPhy Energy SA(a)(b)	54,170	1,013,846
Mercialys SA	113,629	1,259,634
Mersen SA	33,597	1,401,202
Metropole Television SA	37,901	739,425
Neoen SA(a)(b)(c)	41,276	1,467,791
Nexans SA	35,557	3,213,082
Nexity SA	53,188	2,227,074
Orange SA	1,752,140	20,583,182
Orpea SA	52,099	2,287,365
Pernod Ricard SA	223,374	47,779,551
Publicis Groupe SA	236,883	16,051,399
Quadient SA	57,123	1,167,333
Remy Cointreau SA	20,996	4,378,365
Renault SA(a)	170,814	6,788,561
Rexel SA(a)	269,214	6,000,675
Rubis SCA	90,573	2,932,101
Safran SA	351,675	42,577,016
Sanofi	1,165,387	121,855,206
Sartorius Stedim Biotech	28,978	12,707,175
Schneider Electric SE	560,584	94,960,302
SCOR SE	151,696	5,174,742
SEB SA	26,150	3,968,785
SES SA, Class A	406,454	3,127,269
Societe BIC SA	34,647	1,972,765
Societe Generale SA	852,779	31,655,439
Sodexo SA	82,175	7,642,574
SOITEC(a)	23,906	4,364,471
Solutions 30 SE(a)(b)	174,548	1,377,251
Sopra Steria Group SACA	17,769	3,124,020
SPIE SA	131,033	3,039,250
Teleperformance	64,268	24,202,635
Television Francaise 1	110,482	1,056,046
Thales SA	97,487	8,992,925
TotalEnergies SE	2,585,687	147,041,353
Trigano SA	12,260	2,322,814
Ubisoft Entertainment SA(a)	91,791	5,267,379
Unibail-Rodamco-Westfield(a)(b)	122,460	9,331,111
Valeo	227,714	6,373,397
Valneva SE(a)(b)	95,518	1,651,070
Veolia Environnement SA	706,021	25,504,848
Vicat SA	25,399	1,052,542
Vinci SA	533,996	58,529,449
Virbac SA	5,563	2,237,958
Vivendi SE	726,406	9,519,817
Wendel SE	26,769	2,907,550
Worldline SA/France(a)(c)	259,193	12,563,131

		2,090,028,805

Germany — 5.0%
Aareal Bank AG	87,055	2,804,259
adidas AG	192,615	52,856,867
ADLER Group SA(c)	87,173	1,031,022
ADVA Optical Networking SE(a)	57,811	969,256
AIXTRON SE	136,699	2,842,374
Allianz SE, Registered	412,602	105,936,602
alstria office REIT-AG	161,304	3,526,483

98	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Amadeus Fire AG	7,690	$1,433,431
Aroundtown SA	1,102,032	6,806,737
AURELIUS Equity Opportunities SE & Co. KGaA	66,990	2,138,045
Aurubis AG	32,720	3,410,837
BASF SE	901,181	69,020,451
Bayer AG, Registered	997,459	60,599,480
Bayerische Motoren Werke AG	333,957	35,346,977
BayWa AG	24,354	1,023,283
Bechtle AG	95,437	5,730,266
Beiersdorf AG	98,733	9,820,331
Bertrandt AG	11,175	653,997
Bilfinger SE	76,791	2,673,974
Borussia Dortmund GmbH & Co. KGaA(a)	108,747	527,244
Brenntag SE	178,773	15,316,602
CANCOM SE	41,059	2,492,160
Carl Zeiss Meditec AG, Bearer	44,873	7,216,487
Ceconomy AG(a)	302,316	1,345,358
Commerzbank AG(a)	1,086,823	9,385,045
CompuGroup Medical SE & Co. KgaA	25,776	1,708,497
Continental AG(a)	113,129	10,967,869
Corestate Capital Holding SA(a)(b)	49,715	662,082
Covestro AG(c)	201,596	12,094,345
CTS Eventim AG & Co. KGaA(a)	66,238	4,708,680
Daimler AG, Registered	887,307	70,801,532
Daimler Truck Holding AG(a)	443,351	15,629,839
Delivery Hero SE(a)(c)	171,633	13,248,344
Deutsche Bank AG, Registered(a)	2,097,721	29,207,665
Deutsche Beteiligungs AG	14,393	597,292
Deutsche Boerse AG	193,941	34,473,477
Deutsche EuroShop AG	79,433	1,489,399
Deutsche Lufthansa AG, Registered(a)	529,357	4,116,183
Deutsche Pfandbriefbank AG(c)	327,859	4,045,757
Deutsche Post AG, Registered	1,031,780	62,093,126
Deutsche Telekom AG, Registered	3,430,768	64,769,384
Deutz AG(a)	205,081	1,405,138
Duerr AG	60,580	2,680,988
E.ON SE	2,392,800	33,002,621
Eckert & Ziegler Strahlen- und Medizintechnik AG	32,939	2,871,384
Encavis AG	117,311	1,848,052
Evonik Industries AG	198,806	6,485,784
Evotec SE(a)	158,584	6,417,053
Fraport AG Frankfurt Airport Services Worldwide(a)(b)	36,293	2,479,055
Freenet AG	158,701	4,322,306
Fresenius Medical Care AG & Co. KGaA	196,531	13,362,806
Fresenius SE & Co. KGaA	418,383	17,270,998
GEA Group AG	170,017	8,032,477
Gerresheimer AG	31,821	2,855,634
Grand City Properties SA	84,482	1,864,497
GRENKE AG(b)	40,698	1,285,503
Hamborner REIT AG	282,038	3,102,523
Hamburger Hafen und Logistik AG	61,825	1,328,143
Hannover Rueck SE	58,947	11,892,093
HeidelbergCement AG	147,437	10,259,929
HelloFresh SE(a)	169,468	11,283,300
Henkel AG & Co. KGaA	115,823	9,151,288
HOCHTIEF AG	50,761	3,948,508
Hugo Boss AG	56,276	3,565,001
Hypoport SE(a)	3,979	1,758,357
Indus Holding AG(b)	39,423	1,512,703

Security	Shares	Value

Germany (continued)
Infineon Technologies AG	1,354,932	$56,267,268
Jenoptik AG	67,620	2,474,784
K+S AG, Registered(a)	221,007	4,219,363
KION Group AG	79,489	7,349,019
Kloeckner & Co. SE(a)	98,449	1,111,906
Knorr-Bremse AG	71,861	7,285,961
Koenig & Bauer AG(a)	12,460	388,519
Krones AG	17,082	1,696,407
KWS Saat SE & Co. KGaA	20,642	1,604,004
LANXESS AG	80,711	4,914,106
LEG Immobilien SE	76,495	10,147,728
Merck KGaA	139,402	30,570,618
METRO AG	288,431	2,944,233
MorphoSys AG(a)(b)	40,382	1,293,169
MTU Aero Engines AG	54,954	11,693,616
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	142,367	45,071,242
Nemetschek SE	63,480	5,867,592
New Work SE	2,401	529,576
Nordex SE(a)(b)	171,775	2,756,506
Norma Group SE	39,592	1,437,882
PATRIZIA AG	81,669	1,775,429
Pfeiffer Vacuum Technology AG	6,885	1,355,819
ProSiebenSat.1 Media SE	158,235	2,474,943
Puma SE	108,962	11,653,759
Rational AG	4,860	4,074,217
Rheinmetall AG	45,344	4,740,706
RWE AG	682,288	28,780,453
Salzgitter AG(a)(b)	74,988	2,565,520
SAP SE	1,075,635	134,950,461
Scout24 SE(c)	93,491	5,585,566
SGL Carbon SE(a)	79,865	557,483
Siemens AG, Registered	789,651	125,373,760
Siemens Healthineers AG(c)	287,175	18,454,513
Siltronic AG(b)	22,495	2,937,493
Sixt SE(a)	25,256	4,105,793
Software AG(b)	54,637	2,103,825
Stabilus SA	31,551	2,124,692
Stroeer SE & Co. KGaA	34,271	2,566,079
Suedzucker AG	99,545	1,393,709
Symrise AG	139,998	16,729,673
TAG Immobilien AG	155,919	4,117,559
Takkt AG	34,588	585,573
TeamViewer AG(a)(c)	162,924	2,461,788
Telefonica Deutschland Holding AG	1,169,955	3,358,672
thyssenkrupp AG(a)	400,521	4,122,036
TUI AG(a)(b)	929,516	3,203,746
Uniper SE	75,094	3,397,988
United Internet AG, Registered(e)	95,552	3,747,228
Varta AG(b)	18,826	2,051,282
VERBIO Vereinigte BioEnergie AG	30,291	1,930,775
Vitesco Technologies Group AG(a)	23,476	1,162,193
Volkswagen AG	36,341	10,523,557
Vonovia SE	764,448	43,539,730
Vossloh AG	21,834	1,052,607
Wacker Chemie AG	16,745	2,443,767
Wacker Neuson SE	49,219	1,236,465
Zalando SE(a)(c)	223,451	17,734,837

		1,580,104,375

S C H E D U L E O F I N V E S T M E N T S	99

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Greece — 0.1%
Alpha Services and Holdings SA(a)	1,867,969	$2,826,890
Eurobank Ergasias Services and Holdings SA, Class A(a)	2,333,684	2,639,402
FF Group(a)(d)	16,274	183
Hellenic Telecommunications Organization SA	177,185	3,444,004
JUMBO SA	81,083	1,206,050
Motor Oil Hellas Corinth Refineries SA	76,954	1,232,370
Mytilineos SA	144,300	2,468,481
National Bank of Greece SA(a)	569,148	2,240,077
OPAP SA	176,829	2,626,434
Piraeus Financial Holdings SA(a)	749,655	1,261,489
Public Power Corp. SA(a)(b)	191,989	1,868,861
Terna Energy SA	106,943	1,559,774
Titan Cement International SA	30,169	472,007

		23,846,022

Hong Kong — 1.8%
AIA Group Ltd.	12,689,000	132,470,751
ASM Pacific Technology Ltd.	250,500	2,506,241
Atlas Corp.	149,013	2,154,728
Bank of East Asia Ltd. (The)	1,183,000	2,019,036
BOC Hong Kong Holdings Ltd.	3,485,500	13,458,691
Brightoil Petroleum Holdings Ltd.(a)(d)	757,750	1
Budweiser Brewing Co. APAC Ltd.(c)	1,759,900	4,648,836
Cafe de Coral Holdings Ltd.	636,000	1,079,879
Champion REIT	2,281,000	1,146,782
China Youzan Ltd.(a)	21,040,000	816,604
Chow Sang Sang Holdings International Ltd.	639,000	846,593
Chow Tai Fook Jewellery Group Ltd.	2,028,800	3,564,548
CK Asset Holdings Ltd.	2,247,388	15,002,229
CK Hutchison Holdings Ltd.	2,670,388	18,979,314
CK Infrastructure Holdings Ltd.	546,500	3,367,734
CLP Holdings Ltd.	1,583,500	15,846,881
Comba Telecom Systems Holdings Ltd.(a)	2,832,000	655,986
Dah Sing Banking Group Ltd.	619,600	587,439
Dah Sing Financial Holdings Ltd.	243,200	788,536
ESR Cayman Ltd.(a)(c)	2,124,000	7,201,845
First Pacific Co. Ltd.	3,583,000	1,378,598
Futu Holdings Ltd., ADR(a)(b)	57,006	2,465,510
Galaxy Entertainment Group Ltd.(a)	2,082,000	12,057,408
Guotai Junan International Holdings Ltd.	6,309,000	854,751
Haitong International Securities Group Ltd.(b)	3,472,000	794,823
Hang Lung Group Ltd.	647,000	1,439,917
Hang Lung Properties Ltd.	1,645,000	3,514,881
Hang Seng Bank Ltd.	860,200	17,030,071
Health and Happiness H&H International Holdings Ltd.(b)	145,000	243,246
Henderson Land Development Co. Ltd.	1,218,941	5,330,665
HK Electric Investments & HK Electric Investments Ltd., Class SS	1,929,000	1,919,834
HKBN Ltd.	1,964,500	2,467,159
HKT Trust & HKT Ltd., Class SS	3,712,600	5,066,196
Hong Kong & China Gas Co. Ltd.	11,307,566	17,427,880
Hong Kong Exchanges & Clearing Ltd.	1,210,800	69,107,249
Hongkong Land Holdings Ltd.	1,202,400	6,512,094
Huabao International Holdings Ltd.(b)	949,000	585,536
Hutchison Telecommunications Hong Kong Holdings Ltd.	6,894,000	1,125,959
Hutchmed China Ltd., ADR(a)(b)	93,511	2,547,240
Hysan Development Co. Ltd.	524,000	1,606,197
IGG Inc.	1,180,000	738,331

Security	Shares	Value

Hong Kong (continued)
Jardine Matheson Holdings Ltd.	208,300	$12,302,811
Johnson Electric Holdings Ltd.	555,750	945,272
K Wah International Holdings Ltd.	2,620,000	1,025,773
Kerry Logistics Network Ltd.	1,096,500	2,741,458
Kerry Properties Ltd.	884,500	2,498,592
Lifestyle International Holdings Ltd.(a)	742,500	405,008
Link REIT	2,197,900	18,870,089
LK Technology Holdings Ltd.(b)	740,000	1,132,444
Luk Fook Holdings International Ltd.	522,000	1,375,866
Man Wah Holdings Ltd.(b)	2,082,800	3,219,977
Melco International Development Ltd.(a)	1,225,000	1,430,334
Melco Resorts & Entertainment Ltd., ADR(a)	217,550	2,297,328
MGM China Holdings Ltd.(a)	2,324,800	1,548,915
MTR Corp. Ltd.	1,515,000	8,200,431
New World Development Co. Ltd.	1,493,416	6,096,586
Nissin Foods Co. Ltd.	1,573,000	1,154,765
NWS Holdings Ltd.	2,631,000	2,622,342
Pacific Basin Shipping Ltd.	7,183,000	3,066,104
Pacific Textiles Holdings Ltd.	1,582,000	803,844
PAX Global Technology Ltd.	1,706,000	1,235,686
PCCW Ltd.	5,501,000	2,896,920
Power Assets Holdings Ltd.	1,360,000	8,356,666
Sa Sa International Holdings Ltd.(a)(b)	3,094,000	593,811
Sands China Ltd.(a)	2,030,400	5,661,673
Shangri-La Asia Ltd.(a)	1,304,000	1,019,978
Shun Tak Holdings Ltd.(a)	4,056,000	1,075,215
Sino Biopharmaceutical Ltd.	10,827,000	7,466,873
Sino Land Co. Ltd.	3,262,000	4,226,553
SITC International Holdings Co. Ltd.	1,355,000	5,164,689
SJM Holdings Ltd.(a)	1,776,000	1,142,990
SmarTone Telecommunications Holdings Ltd.	797,000	444,570
Sun Hung Kai Properties Ltd.	1,522,500	18,575,271
Swire Pacific Ltd., Class A	359,000	2,174,850
Swire Properties Ltd.	1,143,200	3,047,453
Techtronic Industries Co. Ltd.	1,437,500	23,718,880
Untrade MH Development NPV(a)(d)	264,000	17,674
Value Partners Group Ltd.	1,957,000	965,159
Vitasoy International Holdings Ltd.(b)	958,000	1,870,613
Vobile Group Ltd.(a)(b)	2,358,000	1,615,704
VTech Holdings Ltd.	477,000	3,765,443
WH Group Ltd.(c)	8,258,500	5,525,017
Wharf Real Estate Investment Co. Ltd.	1,532,000	7,286,241
Wynn Macau Ltd.(a)(b)	2,654,000	2,398,311
Xinyi Glass Holdings Ltd.	1,915,000	5,076,597
Yue Yuen Industrial Holdings Ltd.(a)	779,500	1,316,213
Yuexiu Property Co. Ltd.	2,055,616	2,088,702

		571,821,890

Hungary — 0.1%
Magyar Telekom Telecommunications PLC	371,451	492,434
MOL Hungarian Oil & Gas PLC	330,169	2,879,230
OTP Bank Nyrt(a)	254,853	14,788,391
Richter Gedeon Nyrt	162,513	4,283,320

		22,443,375

India — 3.9%
3M India Ltd.(a)	3,153	1,060,761
Aarti Industries Ltd.	208,822	2,776,915
Aavas Financiers Ltd.(a)	62,591	2,428,589
ACC Ltd.	124,728	3,846,113
Adani Enterprises Ltd.	274,944	6,372,054

100	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Adani Green Energy Ltd.(a)	444,204	$11,276,869
Adani Ports & Special Economic Zone Ltd.	546,719	5,291,661
Adani Power Ltd.(a)	1,285,428	1,862,930
Adani Total Gas Ltd.	295,754	7,218,225
Adani Transmission Ltd.(a)	285,079	7,616,087
Aditya Birla Fashion and Retail Ltd.(a)	397,419	1,578,266
AIA Engineering Ltd.	74,054	1,880,398
Ambuja Cements Ltd.	878,301	4,323,844
Apollo Hospitals Enterprise Ltd.	115,422	6,935,117
Apollo Tyres Ltd.	538,230	1,575,519
Ashok Leyland Ltd.	2,001,112	3,586,180
Asian Paints Ltd.	441,565	18,711,769
Astral Ltd.	175,326	5,109,384
AU Small Finance Bank Ltd.(a)(c)	114,865	2,029,749
Aurobindo Pharma Ltd.	353,160	3,015,285
Avenue Supermarts Ltd.(a)(c)	182,919	10,142,507
Axis Bank Ltd.(a)	2,268,727	23,759,474
Bajaj Auto Ltd.	95,568	4,583,974
Bajaj Finance Ltd.	301,667	28,571,154
Bajaj Finserv Ltd.	44,779	9,494,414
Balkrishna Industries Ltd.	139,887	4,409,899
Balrampur Chini Mills Ltd.	565,596	3,233,984
Bandhan Bank Ltd.(c)	646,245	2,752,456
Bata India Ltd.	89,110	2,477,242
Berger Paints India Ltd.	317,397	3,080,684
Bharat Electronics Ltd.	1,904,141	5,390,406
Bharat Forge Ltd.	376,955	3,735,169
Bharat Petroleum Corp. Ltd.	839,048	4,492,994
Bharti Airtel Ltd.(a)	2,695,975	26,479,600
Biocon Ltd.(a)	509,799	2,517,961
Britannia Industries Ltd.	120,081	5,709,669
Century Textiles & Industries Ltd.	134,215	1,570,604
CESC Ltd.	776,915	885,650
Cholamandalam Investment and Finance Co. Ltd.	646,760	5,496,100
Cipla Ltd.	532,941	6,765,596
City Union Bank Ltd.	402,943	780,571
Coal India Ltd.	1,440,056	3,099,023
Coforge Ltd.	39,861	2,592,863
Colgate-Palmolive India Ltd.	109,429	2,095,140
Container Corp. of India Ltd.	347,068	3,028,265
Crompton Greaves Consumer Electricals Ltd.	669,154	3,821,774
Dabur India Ltd.	637,018	4,597,475
Dalmia Bharat Ltd.	144,750	3,482,376
Deepak Nitrite Ltd.	69,188	2,084,956
Dhani Services Ltd.(a)	368,696	655,680
Divi’s Laboratories Ltd.	157,824	8,570,134
Dixon Technologies India Ltd.	35,943	2,140,360
DLF Ltd.	937,253	4,963,308
Dr Lal PathLabs Ltd.(c)	57,081	2,286,433
Dr. Reddy’s Laboratories Ltd.	136,387	7,884,525
Edelweiss Financial Services Ltd.	740,036	697,405
Eicher Motors Ltd.	157,327	5,618,360
Escorts Ltd.	101,377	2,527,576
Exide Industries Ltd.	660,670	1,547,556
FDC Ltd./India(a)	285,680	1,120,219
Federal Bank Ltd.	2,470,586	3,364,220
Finolex Cables Ltd.	267,106	1,787,187
Fortis Healthcare Ltd.(a)	780,768	2,850,247
GAIL India Ltd.	1,919,642	3,743,249
Gillette India Ltd.	18,805	1,330,708

Security	Shares	Value

India (continued)
Glenmark Pharmaceuticals Ltd.	269,905	$1,766,989
GMR Infrastructure Ltd.(a)	5,812,385	3,300,768
GMR Infrastructure Ltd., NVS	581,239	260,933
Godrej Consumer Products Ltd.(a)	434,925	5,203,570
Godrej Industries Ltd.(a)	124,917	1,029,694
Godrej Properties Ltd.(a)	161,726	3,741,277
Grasim Industries Ltd.	412,040	9,594,725
Havells India Ltd.	344,379	5,504,660
HCL Technologies Ltd.	1,231,144	18,271,124
HDFC Asset Management Co. Ltd.(c)	62,064	1,845,122
HDFC Life Insurance Co. Ltd.(c)	864,604	7,247,997
HEG Ltd.	31,791	652,462
Hero MotoCorp Ltd.	142,586	5,238,841
Hindalco Industries Ltd.	1,814,731	12,030,293
Hindustan Petroleum Corp. Ltd.	743,054	3,145,174
Hindustan Unilever Ltd.	921,385	28,173,425
Housing Development Finance Corp. Ltd.	1,829,857	62,436,070
ICICI Bank Ltd.	5,305,980	57,002,911
ICICI Lombard General Insurance Co. Ltd.(c)	214,683	3,968,384
ICICI Prudential Life Insurance Co. Ltd.(c)	350,254	2,641,291
IDFC First Bank Ltd.(a)	4,670,317	2,952,420
IIFL Wealth Management Ltd.	34,631	746,459
Indiabulls Housing Finance Ltd.	220,907	630,608
Indiabulls Real Estate Ltd.(a)	407,450	795,008
IndiaMART Intermesh Ltd.(c)	22,894	1,541,688
Indian Energy Exchange Ltd.(c)	842,948	2,683,356
Indian Hotels Co. Ltd. (The)	898,494	2,619,233
Indian Oil Corp. Ltd.	1,889,023	3,195,829
Indian Railway Catering & Tourism Corp.	267,453	3,140,225
Indraprastha Gas Ltd.	366,565	1,939,760
Indus Towers Ltd.	742,297	2,527,508
Info Edge India Ltd.	100,082	6,624,451
Infosys Ltd.	3,641,586	85,678,143
InterGlobe Aviation Ltd.(a)(c)	124,946	3,129,591
Ipca Laboratories Ltd., NVS	183,520	2,553,947
ITC Ltd.	3,110,162	9,236,945
Jindal Steel & Power Ltd.(a)	472,949	2,480,033
JSW Steel Ltd.	1,014,552	8,643,451
Jubilant Foodworks Ltd.	111,190	5,073,047
Jubilant Pharmova Ltd.	120,920	844,719
Kajaria Ceramics Ltd.	114,524	2,060,654
Karur Vysya Bank Ltd. (The)	1,181,277	802,185
Kotak Mahindra Bank Ltd.	617,887	15,487,302
L&T Technology Services Ltd.(c)	46,634	2,956,062
Larsen & Toubro Infotech Ltd.(c)	57,101	4,832,678
Larsen & Toubro Ltd.	726,876	18,732,179
Laurus Labs Ltd.(c)	346,106	2,346,638
LIC Housing Finance Ltd.	435,778	2,267,158
Lupin Ltd.	262,060	3,202,640
Mahanagar Gas Ltd.	83,290	918,718
Mahindra & Mahindra Financial Services Ltd.	973,749	2,126,849
Mahindra & Mahindra Ltd.	994,718	11,897,666
Manappuram Finance Ltd.	749,650	1,596,402
Marico Ltd.	609,536	3,955,051
Maruti Suzuki India Ltd.	153,210	17,749,975
Max Financial Services Ltd.(a)	232,136	2,968,238
Mindtree Ltd.	101,319	5,487,901
Motherson Sumi Systems Ltd.	1,400,487	3,396,524
Motherson Sumi Wiring India Ltd., NVS	1,400,487	872,131
Motilal Oswal Financial Services Ltd.	72,395	861,052

S C H E D U L E O F I N V E S T M E N T S	101

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Mphasis Ltd.	122,442	$5,141,891
MRF Ltd.	5,134	4,985,891
Muthoot Finance Ltd.	145,340	2,855,114
Natco Pharma Ltd.	190,172	2,328,590
National Aluminium Co. Ltd.	2,810,034	4,156,070
NBCC India Ltd.	1,078,074	680,585
Nestle India Ltd.	35,696	8,901,222
NTPC Ltd.	4,767,167	9,141,988
Oil & Natural Gas Corp. Ltd.	2,525,007	5,904,212
Page Industries Ltd.	7,066	4,036,045
Persistent Systems Ltd.	59,704	3,543,387
Petronet LNG Ltd.	879,440	2,528,197
PI Industries Ltd.	87,813	2,881,946
Pidilite Industries Ltd.	176,000	5,811,993
Piramal Enterprises Ltd.	127,286	4,108,703
PNB Housing Finance Ltd.(a)(c)	76,427	447,813
Power Grid Corp. of India Ltd.	3,169,275	9,185,501
Procter & Gamble Health Ltd.	20,423	1,387,124
PVR Ltd.(a)	59,662	1,284,396
Radico Khaitan Ltd.	196,044	2,844,244
Rajesh Exports Ltd.	73,948	838,280
REC Ltd.	1,701,781	3,176,043
Reliance Industries Ltd.	3,031,907	97,709,775
SBI Cards & Payment Services Ltd.(a)	245,053	2,905,152
SBI Life Insurance Co. Ltd.(c)	469,664	7,806,254
Shree Cement Ltd.	11,151	3,645,994
Shriram Transport Finance Co. Ltd.	221,316	3,674,872
Siemens Ltd.	106,084	3,325,583
SRF Ltd.	193,658	6,263,979
State Bank of India	2,021,201	14,719,593
Sterlite Technologies Ltd.	277,454	763,727
Strides Pharma Science Ltd.	112,338	597,293
Sun Pharmaceutical Industries Ltd.	1,010,145	11,348,527
Supreme Industries Ltd.	73,768	2,075,993
Symphony Ltd.	46,094	621,633
Tanla Platforms Ltd.	111,949	2,648,052
Tata Chemicals Ltd.	265,929	3,351,114
Tata Consultancy Services Ltd.	994,292	50,068,392
Tata Consumer Products Ltd.	793,017	7,764,583
Tata Elxsi Ltd.	57,180	5,863,238
Tata Motors Ltd.(a)	1,817,171	12,536,661
Tata Power Co. Ltd. (The)	1,760,949	5,862,047
Tata Steel Ltd.	749,151	11,046,617
Tech Mahindra Ltd.	690,702	13,787,592
Titan Co. Ltd.	413,313	13,178,954
Torrent Pharmaceuticals Ltd.	74,577	2,677,831
Torrent Power Ltd.	278,849	2,049,614
Trent Ltd.	219,932	3,061,423
Tube Investments of India Ltd.	153,429	3,506,284
TVS Motor Co. Ltd.	315,773	2,584,488
UltraTech Cement Ltd.	127,211	12,363,454
United Spirits Ltd.(a)	361,689	4,224,493
UPL Ltd.	632,442	6,626,133
Varun Beverages Ltd.	260,763	3,177,203
Vedanta Ltd.	1,203,472	5,249,657
VIP Industries Ltd.(a)	135,482	1,096,963
Vodafone Idea Ltd.(a)	10,526,138	1,521,759
Voltas Ltd.	211,331	3,368,898
Wipro Ltd.	1,495,387	11,545,690

Security	Shares	Value

India (continued)
Yes Bank Ltd., (Acquired 03/16/20, Cost: $2,622,905)(f)	1,119,298	$176,717
Yes Bank Ltd.(a)	12,824,886	2,298,811
Zee Entertainment Enterprises Ltd.	955,778	3,738,320
Zomato Ltd.(a)	1,474,035	1,796,527

		1,254,124,121

Indonesia — 0.4%
Adaro Energy Tbk PT	19,258,900	3,015,593
AKR Corporindo Tbk PT	7,523,000	383,452
Aneka Tambang Tbk	9,912,900	1,236,714
Astra International Tbk PT	21,618,100	8,273,829
Bank Central Asia Tbk PT	53,488,000	28,450,109
Bank Mandiri Persero Tbk PT	20,045,600	10,504,061
Bank Negara Indonesia Persero Tbk PT	7,371,900	3,783,591
Bank Rakyat Indonesia Persero Tbk PT	74,151,313	21,106,089
Bank Tabungan Negara Persero Tbk PT(a)	7,581,093	896,507
Barito Pacific Tbk PT	32,910,900	2,044,856
Bukit Asam Tbk PT	4,427,100	881,596
Bumi Serpong Damai Tbk PT(a)	13,224,000	839,163
Charoen Pokphand Indonesia Tbk PT	8,606,100	3,781,545
Ciputra Development Tbk PT	17,664,696	1,079,505
Gudang Garam Tbk PT	497,300	1,061,337
Hanson International Tbk PT(a)(d)	63,791,600	—
Indah Kiat Pulp & Paper Tbk PT	4,138,500	2,200,877
Indocement Tunggal Prakarsa Tbk PT	2,014,000	1,542,872
Indofood CBP Sukses Makmur Tbk PT	2,879,700	1,750,713
Indofood Sukses Makmur Tbk PT	4,915,800	2,167,857
Japfa Comfeed Indonesia Tbk PT	8,792,700	1,022,869
Jasa Marga Persero Tbk PT(a)	3,185,838	730,632
Kalbe Farma Tbk PT	25,038,700	2,855,199
Medco Energi Internasional Tbk PT(a)	13,736,320	534,559
Media Nusantara Citra Tbk PT	5,135,500	304,798
Merdeka Copper Gold Tbk PT(a)	16,772,600	4,287,794
Mitra Adiperkasa Tbk PT(a)	21,052,700	1,146,725
Pabrik Kertas Tjiwi Kimia Tbk PT	2,004,800	983,653
Pakuwon Jati Tbk PT(a)	15,719,500	472,505
Perusahaan Gas Negara Tbk PT(a)	14,599,100	1,413,054
Pool Advista Indonesia Tbk PT(a)(d)	1,914,800	—
PP Persero Tbk PT(a)	100	7
Sarana Menara Nusantara Tbk PT	27,958,900	1,998,302
Semen Indonesia Persero Tbk PT	3,413,000	1,607,426
Summarecon Agung Tbk PT(a)	18,222,204	866,439
Surya Citra Media Tbk PT(a)	50,016,500	1,019,607
Telkom Indonesia Persero Tbk PT	53,957,000	15,802,685
Tower Bersama Infrastructure Tbk PT	11,114,400	2,238,326
Trada Alam Minera Tbk PT(a)(d)	39,223,500	—
Unilever Indonesia Tbk PT	5,040,600	1,417,675
United Tractors Tbk PT	1,774,900	2,869,729
Waskita Karya Persero Tbk PT(a)	19,926,317	814,401
Wijaya Karya Persero Tbk PT(a)	6,569,600	476,598
XL Axiata Tbk PT	4,073,600	945,772

		138,809,021

Ireland — 0.5%
AIB Group PLC(a)	857,813	2,265,734
Bank of Ireland Group PLC(a)	1,089,055	7,340,092
C&C Group PLC(a)(b)	637,047	1,896,876
CRH PLC	852,873	42,806,026
Dalata Hotel Group PLC(a)	206,346	982,915
Flutter Entertainment PLC, Class DI(a)	174,950	26,617,549

102	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Ireland (continued)
Glanbia PLC	239,031	$3,283,119
Grafton Group PLC	267,077	4,198,082
Greencore Group PLC(a)	736,101	1,222,628
Hibernia REIT PLC	1,853,175	2,646,968
Kerry Group PLC, Class A	178,429	22,481,619
Kingspan Group PLC	179,329	17,261,679
Origin Enterprises PLC	99,889	381,549
Smurfit Kappa Group PLC	266,241	14,032,398

		147,417,234

Israel — 0.7%
Airport City Ltd.(a)	94,308	2,298,928
Alony Hetz Properties & Investments Ltd.	170,504	3,185,158
Amot Investments Ltd.	283,205	2,402,905
AudioCodes Ltd.	47,855	1,415,840
Azrieli Group Ltd.	49,542	4,479,351
Bank Hapoalim BM	1,159,228	12,030,162
Bank Leumi Le-Israel BM	1,675,532	17,970,066
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	2,357,117	4,057,620
Caesarstone Ltd.	51,923	640,211
Check Point Software Technologies Ltd.(a)	104,747	12,675,435
Clal Insurance Enterprises Holdings Ltd.(a)	153,076	3,595,411
CyberArk Software Ltd.(a)(b)	44,522	6,106,192
Danel Adir Yeoshua Ltd.	11,681	2,786,391
Delek Group Ltd.(a)	20,727	2,340,743
Elbit Systems Ltd.	29,304	4,881,545
Enlight Renewable Energy Ltd.(a)	1,398,522	3,156,124
Fattal Holdings 1998 Ltd.(a)(b)	13,656	1,644,407
First International Bank Of Israel Ltd. (The)	98,422	4,097,688
Fiverr International Ltd.(a)(b)	31,034	2,647,511
Gazit-Globe Ltd.	319,217	3,332,362
Harel Insurance Investments & Financial Services Ltd.	333,613	3,876,760
ICL Group Ltd.	860,403	7,781,069
Inmode Ltd.(a)(b)	57,687	2,782,244
Isracard Ltd.	426,597	2,364,286
Israel Corp. Ltd. (The)(a)	8,168	3,333,530
Israel Discount Bank Ltd., Class A	1,459,022	9,783,976
Ituran Location and Control Ltd.	24,041	578,426
Kornit Digital Ltd.(a)	49,182	5,167,061
Mehadrin Ltd.(a)	1	46
Melisron Ltd.(a)	36,986	3,258,395
Mivne Real Estate KD Ltd.	1,267,897	5,421,363
Mizrahi Tefahot Bank Ltd.	164,687	6,366,380
Nice Ltd.(a)	69,260	17,729,010
Nova Ltd.(a)	34,213	4,004,036
Oil Refineries Ltd.(a)	5,706,933	1,886,337
Paz Oil Co. Ltd.(a)	19,360	2,753,826
Phoenix Holdings Ltd. (The)	139,905	1,670,339
Plus500 Ltd.	119,300	2,368,828
Radware Ltd.(a)	75,904	2,552,652
REIT 1 Ltd.(b)	307,482	2,233,555
Shapir Engineering and Industry Ltd.	195,600	1,887,206
Shikun & Binui Ltd.(a)	525,584	3,396,686
Shufersal Ltd.	211,562	1,989,890
Strauss Group Ltd.	97,713	3,241,618
Teva Pharmaceutical Industries Ltd., ADR(a)	1,041,033	8,775,908
Tower Semiconductor Ltd.(a)	118,206	4,076,555
UroGen Pharma Ltd.(a)(b)	55,405	427,727
Wix.com Ltd.(a)(b)	59,395	7,802,721

Security	Shares	Value

Israel (continued)
ZIM Integrated Shipping Services Ltd.	39,201	$2,615,491

		215,869,971

Italy — 1.4%
A2A SpA	1,725,095	3,276,962
ACEA SpA	56,036	1,132,514
AMCO - Asset Management Co. SpA, NVS(a)(d)	261	—
Amplifon SpA	145,954	6,203,934
Anima Holding SpA(c)	452,672	2,289,553
Assicurazioni Generali SpA	1,017,054	21,403,643
Atlantia SpA(a)	512,842	9,515,925
Autogrill SpA(a)	338,066	2,538,669
Azimut Holding SpA	116,290	3,128,088
Banca Generali SpA	73,902	2,976,444
Banca IFIS SpA	33,548	673,288
Banca Mediolanum SpA	205,840	2,000,951
Banca Monte dei Paschi di Siena SpA(a)(b)	347,712	359,458
Banca Popolare di Sondrio SCPA	673,440	2,832,643
Banco BPM SpA	1,556,907	4,853,749
Bio On SpA(a)(b)(d)	4,387	—
BPER Banca	1,225,063	2,579,033
Brembo SpA	203,519	2,705,802
Brunello Cucinelli SpA(a)	37,190	2,159,740
Buzzi Unicem SpA	75,178	1,569,796
CIR SpA-Compagnie Industriali(a)	1,612,514	766,298
Credito Emiliano SpA	244,344	1,685,439
Danieli & C Officine Meccaniche SpA	63,996	1,740,708
Datalogic SpA	22,555	352,363
De’ Longhi SpA	83,136	2,864,994
DiaSorin SpA	25,004	3,854,650
Enav SpA(a)(c)	241,478	1,109,488
Enel SpA	8,134,096	62,604,864
Eni SpA	2,578,969	38,739,185
ERG SpA	100,527	2,931,365
Falck Renewables SpA	163,990	1,610,325
Ferrari NV	134,733	31,052,265
Fincantieri SpA(a)(b)	453,950	290,631
FinecoBank Banca Fineco SpA	476,242	8,006,707
GVS SpA(c)	83,762	937,908
Hera SpA	844,247	3,509,852
Infrastrutture Wireless Italiane SpA(c)	365,697	3,943,093
Interpump Group SpA	94,187	5,816,385
Intesa Sanpaolo SpA	16,526,446	49,113,928
Iren SpA	869,686	2,616,367
Italgas SpA	493,570	3,274,554
Juventus Football Club SpA(a)(b)	777,469	332,341
Leonardo SpA(a)	148,430	1,072,077
Maire Tecnimont SpA(b)	201,186	960,835
MARR SpA	44,572	949,137
Mediobanca Banca di Credito Finanziario SpA	675,102	7,734,383
Moncler SpA	213,348	13,692,579
Nexi SpA(a)(c)	499,774	7,310,424
Piaggio & C SpA	488,249	1,562,951
Pirelli & C SpA(c)	327,200	2,313,383
Poste Italiane SpA(c)	565,648	7,592,467
Prysmian SpA	284,322	9,587,770
Recordati Industria Chimica e Farmaceutica SpA	125,734	7,043,681
Reply SpA	19,907	3,345,384
Saipem SpA(a)(b)	660,244	1,009,916
Salvatore Ferragamo SpA(a)	79,654	1,706,887
Saras SpA(a)(b)	1,193,041	748,264

S C H E D U L E O F I N V E S T M E N T S	103

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Snam SpA	2,141,189	$11,998,537
Tamburi Investment Partners SpA	169,475	1,725,506
Technogym SpA(c)	157,684	1,345,749
Telecom Italia SpA	7,593,475	3,578,650
Tenaris SA	505,701	6,173,047
Terna - Rete Elettrica Nazionale	1,467,593	11,531,482
Tod’s SpA(a)	11,789	635,389
UniCredit SpA	2,195,393	34,892,292
Unipol Gruppo SpA	406,108	2,284,656

		440,149,348

Japan — 14.7%
77 Bank Ltd. (The)	71,100	940,971
ABC-Mart Inc.	84,500	3,858,200
Activia Properties Inc.	549	1,858,282
Adastria Co. Ltd.	44,700	669,738
ADEKA Corp.	133,600	2,898,712
Advance Residence Investment Corp.	1,060	3,117,918
Advantest Corp.	199,700	16,996,975
Aeon Co. Ltd.	646,000	14,720,497
Aeon Delight Co. Ltd.	38,000	1,028,480
AEON Financial Service Co. Ltd.	135,500	1,422,123
Aeon Mall Co. Ltd.	103,400	1,494,797
AEON REIT Investment Corp.	1,798	2,286,878
AGC Inc.	199,100	9,137,771
Ai Holdings Corp.	82,800	1,283,234
Aica Kogyo Co. Ltd.	87,300	2,405,190
Aiful Corp.	603,200	1,811,745
Ain Holdings Inc.	30,400	1,562,584
Air Water Inc.	131,800	2,008,955
Aisin Corp.	128,100	4,651,691
Ajinomoto Co. Inc.	488,800	13,638,247
Alfresa Holdings Corp.	132,100	1,883,596
Alps Alpine Co. Ltd.	218,000	2,377,610
Amada Co. Ltd.	351,900	3,406,920
Amano Corp.	78,200	1,568,646
ANA Holdings Inc.(a)	119,000	2,513,011
AnGes Inc.(a)(b)	378,300	1,013,773
Anicom Holdings Inc.	217,900	1,383,626
Anritsu Corp.(b)	93,900	1,296,656
Aozora Bank Ltd.	75,000	1,686,218
Arcs Co. Ltd.	59,400	1,116,559
Ariake Japan Co. Ltd.	29,600	1,569,691
As One Corp.	45,600	2,259,349
Asahi Group Holdings Ltd.	474,100	19,353,095
Asahi Holdings Inc.	144,300	2,795,855
Asahi Intecc Co. Ltd.	174,200	2,972,023
Asahi Kasei Corp.	1,219,300	12,044,149
Asics Corp.	143,400	2,784,201
ASKUL Corp.	47,100	574,841
Astellas Pharma Inc.	1,938,300	31,285,254
Atom Corp.(b)	252,000	1,682,190
Autobacs Seven Co. Ltd.	234,900	2,848,492
Avex Inc.	88,600	993,145
Awa Bank Ltd. (The)	40,100	789,519
Azbil Corp.	110,900	4,355,897
Bandai Namco Holdings Inc.	196,700	13,825,678
Bank of Kyoto Ltd. (The)	41,900	1,953,490
BASE Inc.(a)	234,700	945,617
BayCurrent Consulting Inc.	13,900	5,275,307
Benefit One Inc.	82,200	2,499,975

Security	Shares	Value

Japan (continued)
Benesse Holdings Inc.	62,700	$1,222,789
Bengo4.com Inc.(a)(b)	21,400	899,894
Bic Camera Inc.	124,800	1,090,098
BML Inc.	59,200	1,799,297
Bridgestone Corp.	583,300	25,543,419
Broadleaf Co. Ltd.	179,400	547,584
Brother Industries Ltd.	184,200	3,392,239
Calbee Inc.	55,500	1,277,485
Canon Electronics Inc.	61,600	871,166
Canon Inc.	997,600	23,593,965
Canon Marketing Japan Inc.	58,700	1,198,892
Capcom Co. Ltd.	167,000	4,031,504
Casio Computer Co. Ltd.	164,100	2,052,383
Central Glass Co. Ltd.	54,600	1,013,008
Central Japan Railway Co.	140,600	18,448,211
Chiba Bank Ltd. (The)	520,500	3,364,861
Chiyoda Corp.(a)(b)	253,600	748,616
Chubu Electric Power Co. Inc.	577,100	5,780,176
Chugai Pharmaceutical Co. Ltd.	677,000	21,988,800
Chugoku Bank Ltd. (The)	154,400	1,259,104
Chugoku Electric Power Co. Inc. (The)	246,100	1,934,254
Citizen Watch Co. Ltd.	319,900	1,369,307
Coca-Cola Bottlers Japan Holdings Inc.	115,175	1,351,044
COLOPL Inc.	69,200	381,045
Colowide Co. Ltd.	83,400	1,205,048
Comforia Residential REIT Inc.	1,058	2,831,630
COMSYS Holdings Corp.	78,500	1,867,845
Concordia Financial Group Ltd.	1,033,900	4,248,661
Cosmo Energy Holdings Co. Ltd.	183,400	3,687,038
Cosmos Pharmaceutical Corp.	15,700	1,960,690
Create SD Holdings Co. Ltd.	51,800	1,398,039
Credit Saison Co. Ltd.	139,200	1,553,792
Curves Holdings Co. Ltd.	148,200	904,503
CyberAgent Inc.	407,000	4,745,704
CYBERDYNE Inc.(a)(b)	357,200	1,110,237
Dai Nippon Printing Co. Ltd.	193,700	4,649,792
Daicel Corp.	247,300	1,824,181
Daido Steel Co. Ltd.	28,300	1,093,607
Daifuku Co. Ltd.	105,500	7,324,311
Daiho Corp.	65,500	2,089,422
Dai-ichi Life Holdings Inc.	1,043,700	23,493,114
Daiichi Sankyo Co. Ltd.	1,806,500	40,592,026
Daiichikosho Co. Ltd.	53,900	1,527,316
Daikin Industries Ltd.	256,600	53,871,642
Daio Paper Corp.	96,800	1,574,922
Daiseki Co. Ltd.	86,960	3,483,664
Daishi Hokuetsu Financial Group Inc.	49,700	1,152,415
Daito Trust Construction Co. Ltd.	60,400	6,925,860
Daiwa House Industry Co. Ltd.	564,700	16,479,732
Daiwa House REIT Investment Corp.	2,066	6,154,544
Daiwa Office Investment Corp.	378	2,368,436
Daiwa Securities Group Inc.	1,453,100	8,755,940
Daiwa Securities Living Investments Corp.	3,795	3,713,568
Daiwabo Holdings Co. Ltd.	111,800	1,598,468
DCM Holdings Co. Ltd.	152,900	1,451,175
Demae-Can Co. Ltd.(a)	112,900	734,916
DeNA Co. Ltd.	117,400	1,825,586
Denka Co. Ltd.	66,500	2,342,013
Denso Corp.	437,000	32,614,919
Dentsu Group Inc.	199,500	6,909,038

104	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Descente Ltd.(a)	51,300	$1,598,506
Dexerials Corp.	86,500	2,378,548
DIC Corp.	106,000	2,719,461
Digital Arts Inc.	26,900	1,584,886
Digital Garage Inc.	72,200	2,554,274
Dip Corp.	74,700	2,364,960
Disco Corp.	29,700	8,166,124
DMG Mori Co. Ltd.	152,600	2,421,426
Doutor Nichires Holdings Co. Ltd.	82,400	1,147,777
Dowa Holdings Co. Ltd.	49,000	2,124,336
Duskin Co. Ltd.	70,500	1,694,231
DyDo Group Holdings Inc.	28,700	1,185,759
Earth Corp.	33,500	1,707,325
East Japan Railway Co.	295,000	16,845,350
Ebara Corp.	88,500	4,337,529
EDION Corp.	126,800	1,183,273
Eisai Co. Ltd.	234,400	11,739,928
Eizo Corp.	32,900	1,131,582
Electric Power Development Co. Ltd.	149,700	1,964,416
en Japan Inc.	40,800	983,366
ENEOS Holdings Inc.	3,052,700	12,157,759
eRex Co. Ltd.	63,900	844,507
Euglena Co. Ltd.(a)(b)	321,000	2,037,237
Exedy Corp.	34,200	502,024
EXEO Group Inc.	73,200	1,487,714
Ezaki Glico Co. Ltd.	84,100	2,726,714
Fancl Corp.	74,000	1,884,666
FANUC Corp.	197,500	39,055,293
Fast Retailing Co. Ltd.	60,100	35,366,733
FCC Co. Ltd.	58,900	757,410
Ferrotec Holdings Corp.	62,800	1,567,153
Financial Products Group Co. Ltd.	130,300	750,072
Food & Life Companies Ltd.	109,100	3,268,862
FP Corp.	60,700	1,949,685
Freee KK(a)	43,100	1,703,825
Frontier Real Estate Investment Corp.	606	2,557,192
Fuji Co. Ltd./Ehime	60,600	1,000,665
Fuji Corp./Aichi	110,200	2,543,750
Fuji Electric Co. Ltd.	110,100	5,884,433
Fuji Oil Holdings Inc.	64,800	1,311,141
Fuji Seal International Inc.	66,700	1,254,296
Fuji Soft Inc.	36,200	1,516,595
FUJIFILM Holdings Corp.	371,000	24,870,354
Fujikura Ltd.(a)	316,100	1,709,207
Fujitsu General Ltd.	96,700	1,962,332
Fujitsu Ltd.	198,300	26,214,927
Fukuoka Financial Group Inc.	149,300	2,932,124
Fukuoka REIT Corp.	1,335	1,877,171
Fukuyama Transporting Co. Ltd.	31,000	975,705
Funai Soken Holdings Inc.	58,200	1,206,173
Furukawa Electric Co. Ltd.	84,200	1,731,944
Fuyo General Lease Co. Ltd.	24,600	1,631,685
Giken Ltd.	27,300	931,739
Global One Real Estate Investment Corp.	2,116	2,084,659
Glory Ltd.	60,700	1,141,445
GLP J-REIT	4,125	6,639,650
GMO internet Inc.	116,900	2,501,147
GMO Payment Gateway Inc.	40,700	3,571,498
GNI Group Ltd.(a)(b)	93,700	855,283
Goldwin Inc.	23,800	1,235,364

Security	Shares	Value

Japan (continued)
Gree Inc.(b)	294,600	$2,238,114
GS Yuasa Corp.	98,200	2,100,876
GungHo Online Entertainment Inc.(a)	96,510	2,026,646
Gunma Bank Ltd. (The)	547,200	1,797,916
Gunze Ltd.	20,400	709,204
H.U. Group Holdings Inc.	62,900	1,597,528
H2O Retailing Corp.	135,000	933,960
Hachijuni Bank Ltd. (The)	534,600	1,974,054
Hakuhodo DY Holdings Inc.	194,000	2,971,640
Hamamatsu Photonics KK	137,500	7,034,677
Hankyu Hanshin Holdings Inc.	223,900	6,520,290
Hankyu Hanshin REIT Inc.	1,303	1,687,623
Hanwa Co. Ltd.	40,300	1,106,732
Harmonic Drive Systems Inc.(b)	59,000	2,333,609
Haseko Corp.	203,900	2,589,032
Hazama Ando Corp.	226,800	1,735,493
Heiwa Corp.	79,800	1,276,161
Heiwa Real Estate Co. Ltd.	59,900	2,046,196
Heiwa Real Estate REIT Inc.	1,841	2,264,684
Hikari Tsushin Inc.	18,000	2,161,166
Hino Motors Ltd.	223,600	1,943,622
Hirata Corp.	15,400	776,322
Hirogin Holdings Inc.	334,800	1,951,632
Hirose Electric Co. Ltd.	33,405	4,979,274
HIS Co. Ltd.(a)(b)	136,600	2,262,743
Hisamitsu Pharmaceutical Co. Inc.	65,800	2,004,785
Hitachi Construction Machinery Co. Ltd.	91,000	2,313,885
Hitachi Ltd.	1,001,800	52,069,561
Hitachi Metals Ltd.(a)	177,200	3,195,392
Hitachi Transport System Ltd.	52,700	2,416,189
Hitachi Zosen Corp.	357,500	2,380,166
Hogy Medical Co. Ltd.	53,900	1,449,609
Hokkaido Electric Power Co. Inc.	225,700	984,597
Hokkoku Financial Holdings Inc.	25,100	645,795
Hokuetsu Corp.	164,100	1,088,501
Hokuhoku Financial Group Inc.	140,900	1,110,308
Hokuriku Electric Power Co.	194,100	957,834
Hokuto Corp.	147,500	2,500,592
Honda Motor Co. Ltd.	1,645,000	48,449,809
Horiba Ltd.	26,600	1,431,776
Hoshino Resorts REIT Inc.	570	3,220,830
Hoshizaki Corp.	44,000	3,251,354
House Foods Group Inc.	61,000	1,567,540
Hoya Corp.	381,000	49,403,640
Hulic Co. Ltd.	373,400	3,609,156
Hulic Reit Inc.	2,092	3,003,114
Hyakugo Bank Ltd. (The)	556,600	1,718,119
Ibiden Co. Ltd.	99,500	5,560,096
Ichigo Inc.	334,900	823,494
Ichigo Office REIT Investment Corp.	2,124	1,516,598
Idemitsu Kosan Co. Ltd.	219,355	5,620,234
IHI Corp.	121,700	2,457,511
Iida Group Holdings Co. Ltd.	109,300	2,273,945
Inaba Denki Sangyo Co. Ltd.	107,000	2,479,635
Industrial & Infrastructure Fund Investment Corp.	1,624	2,716,545
Infocom Corp.	119,800	1,909,069
Infomart Corp.	351,300	2,041,748
INFRONEER Holdings Inc.	228,076	2,101,684
Inpex Corp.	1,019,500	10,306,627
Insource Co. Ltd.	74,900	1,197,575

S C H E D U L E O F I N V E S T M E N T S	105

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Internet Initiative Japan Inc.	80,600	$2,669,319
Invincible Investment Corp.	6,674	2,102,380
IR Japan Holdings Ltd.	19,900	886,215
Iriso Electronics Co. Ltd.	31,000	1,258,720
Isetan Mitsukoshi Holdings Ltd.	233,500	1,835,513
Isuzu Motors Ltd.	597,000	7,313,249
Ito En Ltd.	48,900	2,633,954
ITOCHU Corp.	1,195,500	38,407,187
Itochu Techno-Solutions Corp.	68,200	1,860,504
Itoham Yonekyu Holdings Inc.	227,300	1,333,591
Iwatani Corp.	47,900	2,258,182
Iyo Bank Ltd. (The)	294,700	1,529,687
Izumi Co. Ltd.	37,400	1,034,546
J Front Retailing Co. Ltd.	208,100	1,866,925
Jaccs Co. Ltd.	65,600	1,775,037
JAFCO Group Co. Ltd.	119,100	1,901,762
Japan Airlines Co. Ltd.(a)	114,900	2,174,779
Japan Airport Terminal Co. Ltd.(a)	45,600	1,975,774
Japan Aviation Electronics Industry Ltd.	71,500	1,142,719
Japan Display Inc.(a)(b)	995,800	320,165
Japan Elevator Service Holdings Co. Ltd.	152,200	2,192,618
Japan Excellent Inc.	1,812	2,083,900
Japan Exchange Group Inc.	522,700	10,752,380
Japan Hotel REIT Investment Corp.	4,781	2,330,790
Japan Lifeline Co. Ltd.	100,600	880,684
Japan Logistics Fund Inc.	771	2,137,082
Japan Material Co. Ltd.	164,200	2,399,932
Japan Metropolitan Fund Invest	7,303	6,154,330
Japan Petroleum Exploration Co. Ltd.	61,900	1,479,410
Japan Post Bank Co. Ltd.	408,400	4,017,740
Japan Post Holdings Co. Ltd.	2,397,700	20,465,640
Japan Post Insurance Co. Ltd.	179,000	3,138,526
Japan Prime Realty Investment Corp.	705	2,303,054
Japan Real Estate Investment Corp.	1,257	6,912,174
Japan Securities Finance Co. Ltd.	224,600	1,825,415
Japan Steel Works Ltd. (The)	108,800	3,616,998
Japan Tobacco Inc.	1,255,100	25,057,917
JCR Pharmaceuticals Co. Ltd.	126,700	2,231,597
Jeol Ltd.	43,100	2,349,914
JFE Holdings Inc.	492,400	6,325,787
JGC Holdings Corp.	180,100	1,769,710
JINS Holdings Inc.	28,600	1,768,057
JMDC Inc.(a)	54,200	2,515,445
JSR Corp.	207,300	6,871,619
JTEKT Corp.	439,500	3,823,080
Juroku Financial Group Inc.	41,900	833,121
Justsystems Corp.	53,400	2,311,269
Kadokawa Corp.	111,436	2,313,873
Kagome Co. Ltd.	93,600	2,435,600
Kajima Corp.	424,300	5,124,527
Kakaku.com Inc.	116,200	2,406,683
Kaken Pharmaceutical Co. Ltd.	59,800	2,138,350
Kamigumi Co. Ltd.	64,700	1,250,230
Kanamoto Co. Ltd.	67,400	1,310,560
Kandenko Co. Ltd.	131,200	976,205
Kaneka Corp.	64,300	2,094,568
Kanematsu Corp.	113,600	1,235,784
Kansai Electric Power Co. Inc. (The)	628,400	5,931,546
Kansai Paint Co. Ltd.	153,900	3,194,624
Kao Corp.	471,500	23,561,588

Security	Shares	Value

Japan (continued)
Katitas Co. Ltd.	73,700	$2,247,926
Kawasaki Heavy Industries Ltd.	124,800	2,418,442
Kawasaki Kisen Kaisha Ltd.(a)	52,300	3,259,799
KDDI Corp.	1,663,600	53,149,864
Keihan Holdings Co. Ltd.	71,500	1,658,013
Keikyu Corp.	160,100	1,638,592
Keio Corp.	88,600	3,985,282
Keisei Electric Railway Co. Ltd.	109,000	3,076,103
Keiyo Bank Ltd. (The)	160,000	667,159
Kenedix Office Investment Corp.	354	2,149,420
Kenedix Residential Next Investment Corp.	1,665	2,902,575
Kenedix Retail REIT Corp.	1,311	3,068,660
Kewpie Corp.	66,600	1,373,933
Keyence Corp.	200,400	102,789,650
KH Neochem Co. Ltd.	56,000	1,436,490
Kikkoman Corp.	145,000	10,960,248
Kinden Corp.	65,900	941,982
Kintetsu Group Holdings Co. Ltd.(a)	168,200	4,887,139
Kirin Holdings Co. Ltd.	848,800	13,604,689
Kisoji Co. Ltd.	95,600	1,825,197
Kissei Pharmaceutical Co. Ltd.	83,500	1,686,013
Kitanotatsujin Corp.	326,500	632,990
Kiyo Bank Ltd. (The)	76,300	954,160
Kobayashi Pharmaceutical Co. Ltd.	41,100	3,200,577
Kobe Bussan Co. Ltd.	138,300	4,305,196
Kobe Steel Ltd.	980,900	4,682,240
Koei Tecmo Holdings Co. Ltd.	63,130	2,283,831
Koito Manufacturing Co. Ltd.	88,600	4,448,649
Kokuyo Co. Ltd.	150,300	2,191,175
Komatsu Ltd.	863,900	21,708,891
KOMEDA Holdings Co. Ltd.	100,800	1,865,842
Komeri Co. Ltd.	42,200	983,914
Konami Holdings Corp.	85,200	4,593,115
Konica Minolta Inc.	559,500	2,358,522
Kose Corp.	29,600	2,706,314
Koshidaka Holdings Co. Ltd.	165,500	898,599
Kotobuki Spirits Co. Ltd.	37,600	1,529,045
K’s Holdings Corp.	127,500	1,254,687
Kubota Corp.	1,044,600	22,401,997
Kumagai Gumi Co. Ltd.	45,100	1,149,587
Kumiai Chemical Industry Co. Ltd.	119,200	823,903
Kura Sushi Inc.	60,600	1,823,067
Kuraray Co. Ltd.	211,900	1,903,675
Kureha Corp.	37,300	2,784,663
Kurita Water Industries Ltd.	91,900	3,736,976
Kusuri no Aoki Holdings Co. Ltd.	21,200	1,264,646
KYB Corp.	35,700	929,381
Kyocera Corp.	325,500	20,074,008
KYORIN Holdings Inc.	120,700	1,917,346
Kyoritsu Maintenance Co. Ltd.	35,100	1,255,633
Kyowa Kirin Co. Ltd.	267,600	6,669,872
Kyudenko Corp.	52,600	1,345,379
Kyushu Electric Power Co. Inc.	296,800	2,199,223
Kyushu Financial Group Inc.	555,500	2,146,367
Kyushu Railway Co.	91,600	1,913,571
LaSalle Logiport REIT	1,596	2,553,089
Lasertec Corp.	80,600	18,081,591
Lawson Inc.	31,600	1,384,999
Leopalace21 Corp.(a)	389,000	570,894
Lintec Corp.	92,000	2,136,967

106	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Lion Corp.	166,100	$2,170,252
Lixil Corp.	240,700	5,509,658
M&A Capital Partners Co. Ltd.(a)	35,400	1,524,448
M3 Inc.	447,800	17,216,382
Mabuchi Motor Co. Ltd.	61,600	1,939,454
Macnica Fuji Electronics Holdings Inc.	97,700	2,161,611
Makino Milling Machine Co. Ltd.	34,700	1,198,719
Makita Corp.	219,100	8,199,473
Mandom Corp.	48,100	576,758
Mani Inc.	121,500	1,755,611
Marubeni Corp.	1,633,300	16,806,556
Maruha Nichiro Corp.	79,600	1,700,726
Marui Group Co. Ltd.	158,800	3,063,857
Maruichi Steel Tube Ltd.	65,800	1,465,752
Maruwa Co. Ltd./Aichi	26,100	3,434,022
Matsui Securities Co. Ltd.	170,200	1,190,297
MatsukiyoCocokara & Co.	111,730	3,824,296
Maxell Ltd.	121,000	1,297,812
Mazda Motor Corp.(a)	530,800	4,089,151
McDonald’s Holdings Co. Japan Ltd.	75,400	3,292,750
MCJ Co. Ltd.	163,500	1,403,671
Mebuki Financial Group Inc.	1,034,950	2,308,737
Medipal Holdings Corp.	129,200	2,324,960
Megachips Corp.	63,300	2,307,580
Megmilk Snow Brand Co. Ltd.	61,200	1,090,137
Meidensha Corp.	61,400	1,301,305
MEIJI Holdings Co. Ltd.	128,700	8,028,511
Meiko Electronics Co. Ltd.	64,600	2,230,803
Meitec Corp.	52,700	3,087,409
Menicon Co. Ltd.	100,100	2,221,295
Mercari Inc.(a)	109,400	4,131,573
Milbon Co. Ltd.	66,100	3,120,862
MinebeaMitsumi Inc.	374,072	9,153,760
Mirai Corp.	5,053	2,123,907
Mirait Holdings Corp.	161,300	2,677,878
Misumi Group Inc.	280,000	9,083,725
Mitsubishi Chemical Holdings Corp.	1,275,500	10,005,256
Mitsubishi Corp.	1,281,400	43,506,631
Mitsubishi Electric Corp.	1,830,500	22,924,081
Mitsubishi Estate Co. Ltd.	1,170,500	16,858,036
Mitsubishi Estate Logistics REIT Investment Corp.	1,080	4,243,285
Mitsubishi Gas Chemical Co. Inc.	122,800	2,352,272
Mitsubishi HC Capital Inc.	547,390	2,827,095
Mitsubishi Heavy Industries Ltd.	330,600	8,978,894
Mitsubishi Logistics Corp.	73,600	1,776,600
Mitsubishi Materials Corp.	138,200	2,465,283
Mitsubishi Motors Corp.(a)	740,200	2,113,425
Mitsubishi Pencil Co. Ltd.	58,800	613,595
Mitsubishi UFJ Financial Group Inc.	12,647,300	76,658,823
Mitsui & Co. Ltd.	1,622,600	40,460,131
Mitsui Chemicals Inc.	164,500	4,399,492
Mitsui Fudosan Co. Ltd.	904,000	19,379,348
Mitsui Fudosan Logistics Park Inc.	542	2,665,728
Mitsui High-Tec Inc.	30,800	2,279,518
Mitsui Mining & Smelting Co. Ltd.	158,800	4,490,535
Mitsui OSK Lines Ltd.	110,200	8,534,158
Miura Co. Ltd.	76,100	2,246,862
Mixi Inc.	58,200	1,077,413
Mizuho Financial Group Inc.	2,425,950	32,861,920
Mizuho Leasing Co. Ltd.	53,100	1,483,102

Security	Shares	Value

Japan (continued)
Mochida Pharmaceutical Co. Ltd.	64,600	$2,009,346
Monex Group Inc.	295,300	1,497,131
Money Forward Inc.(a)	53,400	2,430,031
MonotaRO Co. Ltd.	238,700	3,922,031
Mori Hills REIT Investment Corp.	1,187	1,454,353
Mori Trust Sogo REIT Inc.	1,318	1,596,666
Morinaga & Co. Ltd./Japan	48,900	1,558,484
Morinaga Milk Industry Co. Ltd.	39,400	1,910,194
MOS Food Services Inc.	62,100	1,635,396
MS&AD Insurance Group Holdings Inc.	490,900	16,837,634
Murata Manufacturing Co. Ltd.	593,700	44,636,306
Musashi Seimitsu Industry Co. Ltd.	114,200	1,720,281
Musashino Bank Ltd. (The)	51,200	823,245
Nabtesco Corp.	97,700	3,054,001
Nachi-Fujikoshi Corp.	21,300	795,808
Nagase & Co. Ltd.	139,900	2,234,580
Nagoya Railroad Co. Ltd.(a)	129,000	2,037,042
Nakanishi Inc.	119,400	2,117,140
Nankai Electric Railway Co. Ltd.	65,100	1,292,480
Nanto Bank Ltd. (The)	35,800	605,448
NEC Corp.	240,200	9,370,992
NEC Networks & System Integration Corp.	113,100	1,632,063
NET One Systems Co. Ltd.	77,000	1,827,734
Nexon Co. Ltd.	501,300	9,450,316
Nextage Co. Ltd.	133,400	3,349,955
NGK Insulators Ltd.	216,700	3,661,737
NGK Spark Plug Co. Ltd.	102,000	1,733,991
NH Foods Ltd.	62,700	2,417,973
NHK Spring Co. Ltd.	225,300	1,765,803
Nichias Corp.	89,600	2,033,997
Nichiha Corp.	36,600	904,806
Nichi-Iko Pharmaceutical Co. Ltd.	108,900	695,307
Nichirei Corp.	72,200	1,661,422
Nidec Corp.	460,500	40,814,021
Nifco Inc./Japan	69,200	2,014,484
Nihon Kohden Corp.	85,800	2,275,674
Nihon M&A Center Holdings Inc.	294,900	4,642,672
Nihon Parkerizing Co. Ltd.	128,700	1,166,635
Nihon Unisys Ltd.	58,700	1,544,269
Nikkon Holdings Co. Ltd.	89,700	1,689,771
Nikon Corp.	266,100	2,777,276
Nintendo Co. Ltd.	115,200	56,452,768
Nippn Corp., New	150,500	2,207,764
Nippon Accommodations Fund Inc.	297	1,605,266
Nippon Building Fund Inc.	1,455	8,426,106
Nippon Carbon Co. Ltd.	47,100	1,639,212
Nippon Electric Glass Co. Ltd.	94,800	2,368,134
Nippon Express Holdings Co., NVS	67,700	4,012,155
Nippon Gas Co. Ltd.	155,000	2,169,096
Nippon Kayaku Co. Ltd.	186,600	1,855,272
Nippon Light Metal Holdings Co. Ltd.	83,690	1,282,442
Nippon Paint Holdings Co. Ltd.	725,400	5,801,325
Nippon Paper Industries Co. Ltd.	86,400	875,471
Nippon Prologis REIT Inc.	1,885	5,881,647
NIPPON REIT Investment Corp.	753	2,537,276
Nippon Sanso Holdings Corp.	140,600	2,792,144
Nippon Sheet Glass Co. Ltd.(a)	187,100	822,525
Nippon Shinyaku Co. Ltd.	38,600	2,523,313
Nippon Shokubai Co. Ltd.	29,900	1,408,058
Nippon Soda Co. Ltd.	47,700	1,364,956

S C H E D U L E O F I N V E S T M E N T S	107

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Steel Corp.	831,817	$13,595,679
Nippon Steel Trading Corp.	25,000	1,128,423
Nippon Suisan Kaisha Ltd.	490,400	2,297,712
Nippon Telegraph & Telephone Corp.	1,328,800	38,027,244
Nippon Yusen KK	164,300	12,880,022
Nipro Corp.	174,100	1,615,069
Nishimatsu Construction Co. Ltd.	71,300	2,368,152
Nishimatsuya Chain Co. Ltd.	101,200	1,290,651
Nishi-Nippon Financial Holdings Inc.	159,600	1,130,452
Nishi-Nippon Railroad Co. Ltd.	70,200	1,570,137
Nishio Rent All Co. Ltd.	47,700	1,168,600
Nissan Chemical Corp.	110,200	5,979,263
Nissan Motor Co. Ltd.(a)	2,359,500	12,487,860
Nissan Shatai Co. Ltd.	68,900	414,119
Nissha Co. Ltd.	71,700	912,839
Nisshin Oillio Group Ltd. (The)	51,400	1,345,857
Nisshin Seifun Group Inc.	152,100	2,135,816
Nisshinbo Holdings Inc.	229,800	1,914,314
Nissin Foods Holdings Co. Ltd.	53,300	3,780,709
Nitori Holdings Co. Ltd.	79,000	11,317,744
Nitto Boseki Co. Ltd.	26,600	634,790
Nitto Denko Corp.	138,700	10,799,129
Nitto Kogyo Corp.	57,100	768,151
Noevir Holdings Co. Ltd.	50,700	2,296,332
NOF Corp.	67,600	3,095,414
Nojima Corp.	57,900	1,167,640
NOK Corp.	80,400	859,630
Nomura Co. Ltd.	123,600	989,767
Nomura Holdings Inc.	2,968,800	13,114,810
Nomura Real Estate Holdings Inc.	84,300	1,974,039
Nomura Real Estate Master Fund Inc.	4,477	6,211,536
Nomura Research Institute Ltd.	357,520	12,515,301
Noritz Corp.	57,400	844,122
North Pacific Bank Ltd.	643,700	1,406,588
NS Solutions Corp.	55,800	1,586,857
NSD Co. Ltd.	137,400	2,346,773
NSK Ltd.	259,200	1,768,011
NTN Corp.(a)	569,400	1,148,410
NTT Data Corp.	599,000	11,483,269
NTT UD REIT Investment Corp.	2,392	3,217,012
Obayashi Corp.	650,700	5,272,066
Obic Co. Ltd.	71,800	11,862,916
Odakyu Electric Railway Co. Ltd.	259,700	4,589,095
Ogaki Kyoritsu Bank Ltd. (The)	50,000	882,591
Ohsho Food Service Corp.	36,900	1,904,452
Oiles Corp.	80,100	1,121,570
Oisix ra daichi Inc.(a)	51,900	1,081,660
Oji Holdings Corp.	695,400	3,701,667
Okamoto Industries Inc.	18,800	663,991
Okamura Corp.	148,400	1,568,901
Okasan Securities Group Inc.	319,200	1,065,289
Oki Electric Industry Co. Ltd.	122,500	937,054
Okinawa Electric Power Co. Inc. (The)	73,232	894,505
OKUMA Corp.	26,600	1,160,381
Okumura Corp.	46,200	1,318,977
Olympus Corp.	1,136,700	25,435,990
Omron Corp.	181,600	13,276,681
One REIT Inc.	678	1,758,985
Ono Pharmaceutical Co. Ltd.	380,800	9,235,048
Open House Group Co. Ltd.	81,600	4,224,692

Security	Shares	Value

Japan (continued)
Optex Group Co. Ltd.	80,400	$1,071,802
Optorun Co. Ltd.	66,800	1,366,243
Oracle Corp. Japan	34,900	2,610,190
Orient Corp.	1,174,400	1,255,166
Oriental Land Co. Ltd./Japan	206,000	35,861,173
ORIX Corp.	1,235,800	25,490,998
Orix JREIT Inc.	2,382	3,418,300
Osaka Gas Co. Ltd.	324,300	5,515,170
OSG Corp.	102,300	1,801,019
Otsuka Corp.	93,600	3,797,987
Otsuka Holdings Co. Ltd.	382,000	13,032,812
Outsourcing Inc.	187,400	2,170,861
Paltac Corp.	28,800	1,103,823
Pan Pacific International Holdings Corp.	385,000	5,181,648
Panasonic Corp.	2,274,200	25,037,817
Paramount Bed Holdings Co. Ltd.	77,300	1,286,330
Park24 Co. Ltd.(a)	119,700	1,810,728
Penta-Ocean Construction Co. Ltd.	281,900	1,565,455
PeptiDream Inc.(a)	95,600	1,716,284
Persol Holdings Co. Ltd.	166,300	4,293,167
Pigeon Corp.	95,000	1,851,709
Pilot Corp.	43,200	1,538,669
PKSHA Technology Inc.(a)	59,000	1,018,991
Pola Orbis Holdings Inc.	95,500	1,423,367
Prestige International Inc.	140,800	894,942
Raito Kogyo Co. Ltd.	79,300	1,294,488
Raksul Inc.(a)	44,800	1,462,270
Rakus Co. Ltd.	87,100	1,754,591
Rakuten Group Inc.(a)	874,200	7,584,013
Recruit Holdings Co. Ltd.	1,418,800	70,129,265
Relia Inc.	75,500	638,139
Relo Group Inc.	93,300	1,683,744
Renesas Electronics Corp.(a)	1,279,100	14,679,988
Rengo Co. Ltd.	192,800	1,438,704
RENOVA Inc.(a)(b)	51,700	734,979
Resona Holdings Inc.	2,075,400	8,918,899
Resorttrust Inc.	114,500	1,833,105
Ricoh Co. Ltd.	650,100	5,489,713
Ricoh Leasing Co. Ltd.	29,400	954,266
Rinnai Corp.	31,400	2,804,177
Riso Kyoiku Co. Ltd.	260,400	926,664
Rohm Co. Ltd.	88,000	7,412,866
Rohto Pharmaceutical Co. Ltd.	83,400	2,303,198
Rorze Corp.	24,200	2,286,742
Round One Corp.	132,600	1,617,805
Royal Holdings Co. Ltd.(a)(b)	60,100	937,580
Ryohin Keikaku Co. Ltd.	237,800	3,414,658
Ryosan Co. Ltd.	27,800	550,847
Saizeriya Co. Ltd.	46,100	1,066,027
Sakai Moving Service Co. Ltd.	21,300	814,847
Sakata Seed Corp.	109,100	3,204,520
SAMTY Co. Ltd.	106,200	1,928,882
Sangetsu Corp.	104,400	1,445,813
San-in Godo Bank Ltd. (The)	152,400	858,341
Sanken Electric Co. Ltd.	71,000	3,095,419
Sankyo Co. Ltd.	100,500	2,587,647
Sankyu Inc.	37,400	1,353,047
Sanrio Co. Ltd.	95,600	1,854,173
Santen Pharmaceutical Co. Ltd.	312,300	3,545,908
Sanwa Holdings Corp.	150,900	1,634,106

108	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Sapporo Holdings Ltd.	118,000	$2,288,884
Sato Holdings Corp.	52,700	929,414
Sawai Group Holdings Co. Ltd.	41,900	1,585,986
SBI Holdings Inc.	219,700	5,667,338
SCREEN Holdings Co. Ltd.	35,600	3,572,671
SCSK Corp.	119,700	2,025,497
Secom Co. Ltd.	216,400	15,237,599
Sega Sammy Holdings Inc.	151,300	2,540,426
Seibu Holdings Inc.(a)	151,400	1,485,327
Seiko Epson Corp.	248,000	3,862,972
Seiko Holdings Corp.	32,900	615,196
Seino Holdings Co. Ltd.	112,200	1,113,187
Seiren Co. Ltd.	83,300	1,574,928
Sekisui Chemical Co. Ltd.	388,700	6,796,026
Sekisui House Ltd.	592,500	12,004,145
Sekisui House Reit Inc.	4,967	3,383,107
Seria Co. Ltd.	78,500	1,975,471
Seven & i Holdings Co. Ltd.	759,500	38,627,133
Seven Bank Ltd.	533,100	1,126,663
SG Holdings Co. Ltd.	305,400	6,483,113
Sharp Corp./Japan	180,500	2,006,458
Shibaura Machine Co. Ltd.	56,900	1,638,444
SHIFT Inc.(a)	15,400	2,558,726
Shiga Bank Ltd. (The)	57,900	1,128,094
Shikoku Electric Power Co. Inc.	236,000	1,640,541
Shima Seiki Manufacturing Ltd.	65,300	987,793
Shimadzu Corp.	259,400	9,359,601
Shimamura Co. Ltd.	21,700	1,985,465
Shimano Inc.	74,800	16,773,309
Shimizu Corp.	490,400	3,265,293
Shin-Etsu Chemical Co. Ltd.	364,700	61,017,696
Shinko Electric Industries Co. Ltd.	90,700	4,173,858
Shinmaywa Industries Ltd.	102,700	788,946
Shinsei Bank Ltd.	234,800	4,353,505
Shionogi & Co. Ltd.	267,000	15,217,039
Ship Healthcare Holdings Inc.	108,700	2,439,755
Shiseido Co. Ltd.	412,200	20,793,011
Shizuoka Bank Ltd. (The)	355,500	2,793,330
SHO-BOND Holdings Co. Ltd.	78,000	3,415,641
Shochiku Co. Ltd.(a)	12,900	1,335,512
Shoei Foods Corp.	46,000	1,590,539
Showa Denko KK	169,500	3,521,154
SKY Perfect JSAT Holdings Inc.	261,900	985,711
Skylark Holdings Co. Ltd.	153,000	1,999,100
SMC Corp.	59,000	32,907,928
SMS Co. Ltd.	82,700	2,273,640
Softbank Corp.	3,015,600	37,803,144
SoftBank Group Corp.	1,226,800	54,346,675
Sohgo Security Services Co. Ltd.	47,000	1,704,574
Sojitz Corp.	189,320	2,966,980
Sompo Holdings Inc.	310,400	14,524,683
Sony Group Corp.	1,300,800	145,518,499
Sosei Group Corp.(a)	198,600	2,649,209
Sotetsu Holdings Inc.(a)	67,900	1,250,286
Square Enix Holdings Co. Ltd.	78,800	3,864,188
Stanley Electric Co. Ltd.	108,300	2,531,443
Star Micronics Co. Ltd.	116,200	1,473,626
Subaru Corp.	626,900	11,410,424
Sugi Holdings Co. Ltd.	31,100	1,824,472
SUMCO Corp.	314,500	5,798,148

Security	Shares	Value

Japan (continued)
Sumitomo Bakelite Co. Ltd.	68,700	$3,310,666
Sumitomo Chemical Co. Ltd.	1,583,500	7,985,669
Sumitomo Corp.	1,237,600	19,127,611
Sumitomo Dainippon Pharma Co. Ltd.	157,300	1,712,090
Sumitomo Electric Industries Ltd.	713,200	9,455,957
Sumitomo Forestry Co. Ltd.	116,600	2,052,813
Sumitomo Heavy Industries Ltd.	83,300	2,187,662
Sumitomo Metal Mining Co. Ltd.	236,400	10,919,244
Sumitomo Mitsui Construction Co. Ltd.	227,080	858,050
Sumitomo Mitsui Financial Group Inc.	1,335,400	48,102,379
Sumitomo Mitsui Trust Holdings Inc.	322,100	11,138,601
Sumitomo Osaka Cement Co. Ltd.	33,600	1,030,359
Sumitomo Realty & Development Co. Ltd.	298,100	9,223,267
Sumitomo Rubber Industries Ltd.	314,600	3,273,664
Sumitomo Warehouse Co. Ltd. (The)	121,400	2,180,118
Sundrug Co. Ltd.	49,700	1,251,539
Suntory Beverage & Food Ltd.	113,400	4,354,412
Suruga Bank Ltd.	160,400	691,866
Suzuken Co. Ltd.	39,400	1,169,409
Suzuki Motor Corp.	360,300	15,339,454
Sysmex Corp.	167,600	15,953,992
Systena Corp.	459,500	1,414,750
T&D Holdings Inc.	535,400	7,912,303
T. Hasegawa Co. Ltd.	66,700	1,463,647
Tadano Ltd.	125,400	1,096,833
Taiheiyo Cement Corp.	73,000	1,452,422
Taikisha Ltd.	38,200	955,264
Taisei Corp.	194,500	6,375,914
Taisho Pharmaceutical Holdings Co. Ltd.	33,300	1,635,435
Taiyo Holdings Co. Ltd.	106,200	3,133,173
Taiyo Yuden Co. Ltd.	118,900	5,775,115
Takara Bio Inc.	156,100	3,131,354
Takara Holdings Inc.	334,200	3,241,608
Takasago Thermal Engineering Co. Ltd.	84,700	1,416,076
Takashimaya Co. Ltd.	227,800	2,163,293
Takeda Pharmaceutical Co. Ltd.	1,624,883	47,094,283
Takeuchi Manufacturing Co. Ltd.	77,300	1,932,082
Takuma Co. Ltd.	111,800	1,429,755
Tamron Co. Ltd.	55,000	1,198,915
TDK Corp.	375,300	13,553,914
TechnoPro Holdings Inc.	98,700	2,524,957
Teijin Ltd.	145,000	1,827,976
Terumo Corp.	648,300	23,665,432
THK Co. Ltd.	101,200	2,528,653
TIS Inc.	201,200	5,291,693
Toagosei Co. Ltd.	146,700	1,446,713
Tobu Railway Co. Ltd.	149,000	3,490,057
Toda Corp.	265,100	1,712,597
Toei Co. Ltd.	12,400	1,840,879
Toho Bank Ltd. (The)	449,600	836,339
Toho Co. Ltd./Tokyo	93,400	3,618,098
Toho Gas Co. Ltd.	66,900	1,828,427
Toho Holdings Co. Ltd.	59,800	935,036
Toho Titanium Co. Ltd.	103,400	804,519
Tohoku Electric Power Co. Inc.	467,200	3,290,901
Tokai Carbon Co. Ltd.	198,700	2,060,852
Tokai Rika Co. Ltd.	71,800	935,372
Tokai Tokyo Financial Holdings Inc.	750,000	2,640,051
Tokio Marine Holdings Inc.	638,900	38,125,497
Tokuyama Corp.	62,400	993,240

S C H E D U L E O F I N V E S T M E N T S	109

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Tokyo Century Corp.	36,400	$1,796,316
Tokyo Electric Power Co. Holdings Inc.(a)	1,538,200	4,098,150
Tokyo Electron Ltd.	152,300	74,494,951
Tokyo Gas Co. Ltd.	367,900	7,428,540
Tokyo Ohka Kogyo Co. Ltd.	36,800	2,179,912
Tokyo Seimitsu Co. Ltd.	90,500	3,838,682
Tokyo Steel Manufacturing Co. Ltd.	159,500	1,527,067
Tokyo Tatemono Co. Ltd.	141,600	2,110,752
Tokyotokeiba Co. Ltd.	28,500	1,044,764
Tokyu Construction Co. Ltd.	137,200	842,246
Tokyu Corp.	496,100	6,592,093
Tokyu Fudosan Holdings Corp.	482,200	2,641,578
Tokyu REIT Inc.	1,687	2,725,796
TOMONY Holdings Inc.	202,300	573,668
Tomy Co. Ltd.	168,100	1,641,097
Topcon Corp.	182,300	2,474,297
Toppan Inc.	237,200	4,512,027
Toray Industries Inc.	1,293,300	8,173,413
Toridoll Holdings Corp.	110,300	2,220,862
Toshiba Corp.	401,700	16,634,409
Toshiba TEC Corp.	43,800	1,650,350
Tosho Co. Ltd.	37,800	477,626
Tosoh Corp.	225,700	3,531,413
Totetsu Kogyo Co. Ltd.	41,400	883,471
TOTO Ltd.	127,200	5,474,745
Towa Pharmaceutical Co. Ltd.	69,400	1,702,213
Toyo Ink SC Holdings Co. Ltd.	71,400	1,184,897
Toyo Seikan Group Holdings Ltd.	149,000	1,814,942
Toyo Suisan Kaisha Ltd.	66,000	2,704,203
Toyo Tire Corp.	131,400	1,857,892
Toyobo Co. Ltd.	99,000	1,114,152
Toyoda Gosei Co. Ltd.	68,800	1,445,977
Toyota Boshoku Corp.	81,400	1,442,850
Toyota Industries Corp.	143,400	11,186,428
Toyota Motor Corp.	10,954,600	216,497,631
Toyota Tsusho Corp.	214,200	8,686,559
Trend Micro Inc/Japan(a)	131,100	6,955,195
Tri Chemical Laboratories Inc.	76,900	2,080,795
Trusco Nakayama Corp.	58,800	1,251,376
TS Tech Co. Ltd.	121,800	1,604,894
Tsubaki Nakashima Co. Ltd.	104,900	1,299,850
Tsubakimoto Chain Co.	36,200	1,013,780
Tsumura & Co.	86,600	2,456,203
Tsuruha Holdings Inc.	30,800	2,480,766
UACJ Corp.(a)	39,500	909,278
Ube Industries Ltd.	104,200	1,873,471
Ulvac Inc.	45,300	2,304,934
Unicharm Corp.	394,800	15,256,454
United Arrows Ltd.	43,500	702,626
United Urban Investment Corp.	2,422	2,861,725
Universal Entertainment Corp.(a)	39,100	803,952
Ushio Inc.	160,200	2,489,575
USS Co. Ltd.	176,300	2,877,338
UT Group Co. Ltd.	49,600	1,421,276
Valor Holdings Co. Ltd.	53,200	1,022,620
Vector Inc.	110,900	941,995
Vision Inc./Tokyo Japan(a)(b)	121,500	1,059,263
Wacom Co. Ltd.	348,300	2,529,966
Welcia Holdings Co. Ltd.	74,700	2,017,485
West Holdings Corp.(b)	48,800	1,466,273

Security	Shares	Value

Japan (continued)
West Japan Railway Co.	207,100	$8,678,267
Xebio Holdings Co. Ltd.	77,000	603,538
Yakult Honsha Co. Ltd.	117,500	5,957,422
Yamada Holdings Co. Ltd.	565,900	1,909,835
Yamaguchi Financial Group Inc.	216,600	1,343,999
Yamaha Corp.	119,900	5,462,062
Yamaha Motor Co. Ltd.	291,900	6,951,162
Yamato Holdings Co. Ltd.	263,900	5,619,548
Yamato Kogyo Co. Ltd.	52,400	1,612,280
Yamazaki Baking Co. Ltd.	143,400	2,050,311
Yaoko Co. Ltd.	35,000	2,023,515
Yaskawa Electric Corp.	234,800	9,831,161
Yokogawa Electric Corp.	179,100	2,934,641
Yokohama Rubber Co. Ltd. (The)	94,000	1,370,388
Yoshinoya Holdings Co. Ltd.	92,200	1,905,237
Z Holdings Corp.	2,826,500	14,354,848
Zenkoku Hosho Co. Ltd.	45,500	2,036,495
Zenrin Co. Ltd.	35,700	299,811
Zensho Holdings Co. Ltd.	76,000	1,829,807
Zeon Corp.	150,600	1,747,570
Zojirushi Corp.	87,300	1,097,295
ZOZO Inc.	122,700	3,269,637

		4,686,211,395

Kuwait — 0.2%
Agility Public Warehousing Co. KSC	1,374,036	4,573,602
Boubyan Bank KSCP(a)	1,678,865	4,470,488
Boubyan Petrochemicals Co. KSCP	493,797	1,495,473
Gulf Bank KSCP	1,676,879	1,644,759
Humansoft Holding Co. KSC	108,423	1,115,382
Kuwait Finance House KSCP	5,468,135	16,372,477
Mabanee Co. KPSC	691,008	1,882,700
Mobile Telecommunications Co. KSCP	2,535,161	5,010,108
National Bank of Kuwait SAKP	7,278,953	24,951,737

		61,516,726

Malaysia — 0.4%
Alliance Bank Malaysia Bhd	1,606,600	1,271,956
AMMB Holdings Bhd(a)	1,949,100	1,522,229
Axiata Group Bhd	2,999,800	2,666,170
British American Tobacco Malaysia Bhd	139,800	409,497
Bursa Malaysia Bhd	1,062,200	1,588,668
Carlsberg Brewery Malaysia Bhd	179,800	866,889
CIMB Group Holdings Bhd	5,890,200	7,337,365
Dialog Group Bhd	4,625,578	2,838,065
DiGi.Com Bhd	3,442,500	3,129,783
Fraser & Neave Holdings Bhd	148,200	874,576
Gamuda Bhd(a)	2,432,800	1,610,048
Genting Bhd	2,084,300	2,183,065
Genting Malaysia Bhd	3,151,400	2,063,346
Genting Plantations Bhd	660,600	1,016,429
HAP Seng Consolidated Bhd	392,100	711,972
Hartalega Holdings Bhd	1,909,800	2,682,983
Hong Leong Bank Bhd	582,600	2,700,380
Hong Leong Financial Group Bhd	223,900	977,135
IHH Healthcare Bhd	2,590,500	3,992,050
IJM Corp. Bhd	3,528,000	1,200,770
Inari Amertron Bhd	3,809,500	3,043,856
IOI Corp. Bhd	2,120,400	1,927,617
Kossan Rubber Industries Bhd(b)	1,709,500	735,181
KPJ Healthcare Bhd	6,752,900	1,677,940

110	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Malaysia (continued)
Kuala Lumpur Kepong Bhd	450,900	$2,326,948
Malayan Banking Bhd	3,942,200	7,794,357
Malaysia Airports Holdings Bhd(a)	1,152,300	1,569,253
Malaysian Resources Corp. Bhd	3,003,300	243,967
Maxis Bhd	2,434,800	2,461,592
MISC Bhd	1,182,900	1,974,346
My EG Services Bhd	14,361,300	3,349,218
Nestle Malaysia Bhd	42,700	1,349,241
Pentamaster Corp. Bhd	1,928,200	1,897,317
Petronas Chemicals Group Bhd	2,638,500	5,604,173
Petronas Dagangan Bhd	262,900	1,218,555
Petronas Gas Bhd	635,800	2,583,372
PPB Group Bhd	903,580	3,428,228
Press Metal Aluminium Holdings Bhd	3,938,800	5,796,920
Public Bank Bhd	16,931,700	17,055,366
QL Resources Bhd	2,109,000	2,504,296
RHB Bank Bhd	1,482,998	1,973,871
Sapura Energy Bhd(a)	12,803,200	137,652
Serba Dinamik Holdings Bhd(a)(d)	4,186,370	284,259
Sime Darby Bhd	3,117,800	1,602,298
Sime Darby Plantation Bhd	2,913,300	2,457,042
Sime Darby Property Bhd	5,884,000	815,367
SP Setia Bhd Group(a)	1,146,300	337,793
Sunway REIT(b)	3,609,900	1,198,821
Supermax Corp. Bhd	2,489,177	701,763
Telekom Malaysia Bhd	1,530,200	1,849,913
Tenaga Nasional Bhd	2,371,000	5,201,177
Top Glove Corp. Bhd(b)	5,689,500	2,895,385
UMW Holdings Bhd	363,200	254,253
VS Industry Bhd	5,546,700	1,599,570
Westports Holdings Bhd	670,400	615,061
Yinson Holdings Bhd(b)	984,900	1,296,786

		133,406,130

Mexico — 0.6%
Alsea SAB de CV(a)	627,600	1,287,268
America Movil SAB de CV, Series L, NVS	37,072,300	34,883,330
Arca Continental SAB de CV	369,900	2,187,876
Bolsa Mexicana de Valores SAB de CV	630,500	1,075,285
Cemex SAB de CV, NVS(a)	17,794,912	10,869,492
Coca-Cola Femsa SAB de CV	472,800	2,481,581
Controladora Vuela Cia. de Aviacion SAB de CV, Class A(a)(b)	1,007,500	1,789,548
Corp Inmobiliaria Vesta SAB de CV	1,006,300	1,905,960
Fibra Uno Administracion SA de CV	3,699,600	3,802,187
Fomento Economico Mexicano SAB de CV	2,053,200	15,447,772
GCC SAB de CV(b)	190,000	1,339,616
Genomma Lab Internacional SAB de CV, Class B(b)	786,600	781,338
Gentera SAB de CV(a)	1,139,300	816,863
Gruma SAB de CV, Class B	189,715	2,481,341
Grupo Aeroportuario del Centro Norte SAB de CV	223,312	1,495,567
Grupo Aeroportuario del Pacifico SAB de CV, Class B	308,700	4,244,251
Grupo Aeroportuario del Sureste SAB de CV, Class B	236,835	4,795,369
Grupo Bimbo SAB de CV, Series A	1,658,300	5,192,437
Grupo Carso SAB de CV, Series A1	502,700	1,405,893
Grupo Comercial Chedraui SA de CV	357,600	719,603
Grupo Financiero Banorte SAB de CV, Class O	2,872,600	18,206,502
Grupo Financiero Inbursa SAB de CV, Class O(a)	2,370,800	3,419,202
Grupo Herdez SAB de CV(b)	509,800	842,747

Security	Shares	Value

Mexico (continued)
Grupo Mexico SAB de CV, Series B	3,468,900	$14,897,705
Grupo Televisa SAB, CPO	2,487,300	5,069,134
Industrias Penoles SAB de CV	170,745	1,829,210
Kimberly-Clark de Mexico SAB de CV, Class A	1,604,400	2,317,778
Macquarie Mexico Real Estate Management SA de CV(c)	1,099,600	1,280,948
Megacable Holdings SAB de CV, CPO	257,300	828,728
Nemak SAB de CV(a)(c)	1,456,977	381,408
Orbia Advance Corp. SAB de CV	1,099,778	2,568,175
Promotora y Operadora de Infraestructura SAB de CV	297,790	2,172,360
Regional SAB de CV	252,100	1,445,285
Telesites SAB de CV(b)	2,048,855	2,163,276
Wal-Mart de Mexico SAB de CV	5,748,200	19,545,218

		175,970,253

Netherlands — 3.1%
Aalberts NV	111,923	6,841,867
ABN AMRO Bank NV, CVA(c)	361,415	5,800,371
Accell Group NV(a)	36,159	2,353,255
Adyen NV(a)(c)	21,092	42,920,057
Aegon NV	1,878,880	10,599,689
AerCap Holdings NV(a)	136,466	8,597,358
Akzo Nobel NV	186,821	19,337,403
Alfen Beheer BV(a)(b)(c)	30,190	2,251,322
AMG Advanced Metallurgical Group NV	45,511	1,566,276
Arcadis NV	86,550	3,788,732
Argenx SE(a)	52,410	14,024,488
ASM International NV	51,079	17,549,742
ASML Holding NV	426,675	288,984,620
ASR Nederland NV	145,043	6,743,862
Basic-Fit NV(a)(b)(c)	42,377	2,021,694
BE Semiconductor Industries NV	78,069	6,545,957
Boskalis Westminster	73,834	2,090,233
Brunel International NV	38,650	474,928
CNH Industrial NV	1,112,684	16,959,632
Corbion NV	70,508	2,943,953
COSMO Pharmaceuticals NV(a)(b)	16,291	1,009,993
Davide Campari-Milano NV	679,808	8,535,192
Eurocommercial Properties NV	71,320	1,724,690
Euronext NV(c)	88,074	8,491,416
EXOR NV	110,090	9,231,148
Flow Traders(c)	34,210	1,326,843
Fugro NV(a)(b)	150,570	1,204,023
Heineken Holding NV	127,336	11,163,799
Heineken NV	261,364	28,030,411
IMCD NV	61,209	10,529,164
ING Groep NV	4,054,681	59,965,088
InPost SA(a)	202,365	1,642,853
Intertrust NV(a)(c)	104,270	2,266,669
Iveco Group NV, NVS(a)	222,536	2,367,577
JDE Peet’s NV	31,362	939,108
Just Eat Takeaway.com NV(a)(c)	116,816	5,768,473
Just Eat Takeaway.com NV(a)(c)	73,481	3,605,165
Koninklijke Ahold Delhaize NV	1,034,130	33,531,252
Koninklijke BAM Groep NV(a)	442,947	1,478,982
Koninklijke DSM NV	179,683	33,683,448
Koninklijke KPN NV	3,544,053	11,690,081
Koninklijke Philips NV	901,938	30,001,421
Koninklijke Vopak NV	36,786	1,262,160
MFE-MediaForEurope NV(a)	401,236	332,667

S C H E D U L E O F I N V E S T M E N T S	111

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
MFE-MediaForEurope NV	401,236	$511,991
NN Group NV	283,516	15,866,158
NSI NV	66,872	2,772,978
OCI NV(a)	117,656	3,219,997
Pharming Group NV(a)(b)	1,400,520	1,286,809
PostNL NV	561,929	2,407,146
Prosus NV	965,284	80,307,634
QIAGEN NV(a)	240,588	11,892,804
Randstad NV	113,958	7,413,386
Rhi Magnesita NV	54,927	2,533,486
SBM Offshore NV	109,066	1,726,112
Shop Apotheke Europe NV(a)(c)	16,267	2,114,903
Signify NV(c)	143,761	7,614,864
Stellantis NV	2,129,339	41,115,128
STMicroelectronics NV	710,713	33,418,244
TKH Group NV	43,879	2,531,994
TomTom NV(a)(b)	116,402	1,112,388
Universal Music Group NV	749,624	18,507,564
Van Lanschot Kempen NV	49,272	1,241,217
Vastned Retail NV	45,684	1,278,796
Wereldhave NV	57,823	888,411
Wolters Kluwer NV	271,206	27,602,962

		999,542,034

New Zealand — 0.2%
a2 Milk Co. Ltd. (The)(a)	585,187	2,157,880
Air New Zealand Ltd.(a)(b)	858,678	813,615
Auckland International Airport Ltd.(a)	1,207,570	5,732,207
Chorus Ltd.	585,068	2,679,130
Contact Energy Ltd.	831,171	4,308,572
Fisher & Paykel Healthcare Corp. Ltd.	642,485	11,820,777
Fletcher Building Ltd.	936,565	3,983,282
Goodman Property Trust	1,198,141	1,959,704
Infratil Ltd.	963,940	4,810,658
Kiwi Property Group Ltd.	1,503,996	1,126,659
Mercury NZ Ltd.	863,593	3,175,020
Meridian Energy Ltd.	1,568,565	4,521,493
Precinct Properties New Zealand Ltd.	1,735,064	1,843,453
Pushpay Holdings Ltd.(a)	1,064,311	763,656
Ryman Healthcare Ltd.	528,530	3,455,964
SKYCITY Entertainment Group Ltd.	869,508	1,561,932
Spark New Zealand Ltd.	2,143,645	6,126,819
Summerset Group Holdings Ltd.	256,296	2,065,815
Synlait Milk Ltd.(a)(b)	97,211	202,216
Xero Ltd.(a)	145,302	11,770,254
Z Energy Ltd.	543,416	1,269,365

		76,148,471

Norway — 0.6%
Adevinta ASA(a)	290,451	3,047,223
Aker ASA, Class A	37,599	3,216,367
Aker BP ASA	70,284	2,435,285
Atea ASA(a)	153,017	2,591,447
Austevoll Seafood ASA	149,935	1,985,738
Bakkafrost P/F	52,286	3,604,519
Borregaard ASA	192,948	4,538,172
BW LPG Ltd.(c)	214,699	1,158,168
BW Offshore Ltd.	250,263	765,552
DNB Bank ASA	946,547	22,528,001
DNO ASA	1,715,343	2,518,598
Elkem ASA(c)	343,173	1,251,697

Security	Shares	Value

Norway (continued)
Entra ASA(c)	116,327	$2,556,997
Equinor ASA	1,004,449	27,690,467
Europris ASA(c)	201,235	1,503,053
Flex LNG Ltd.	105,897	2,092,293
Frontline Ltd./Bermuda(a)	99,095	652,339
Gjensidige Forsikring ASA	145,286	3,548,826
Golden Ocean Group Ltd.	252,547	2,300,916
Grieg Seafood ASA(a)	226,101	2,337,592
Kahoot! ASA(a)(b)	339,001	1,361,077
Kongsberg Gruppen ASA	130,725	3,961,763
Leroy Seafood Group ASA	317,810	2,649,126
Mowi ASA	433,731	10,645,454
NEL ASA(a)(b)	1,410,405	1,914,978
Nordic Semiconductor ASA(a)	176,936	5,242,599
Norsk Hydro ASA	1,310,545	10,071,944
Norway Royal Salmon ASA	22,352	485,039
Orkla ASA	723,525	6,914,294
Protector Forsikring ASA	84,322	1,123,176
Salmar ASA	62,946	4,291,862
Sbanken ASA(c)	164,956	1,743,407
Scatec ASA(c)	114,355	1,689,026
Schibsted ASA, Class A	75,279	2,230,110
Schibsted ASA, Class B	108,407	2,827,797
SpareBank 1 SMN	330,745	5,477,457
SpareBank 1 SR-Bank ASA	244,887	3,659,205
Storebrand ASA	460,920	4,914,041
Telenor ASA	643,236	10,630,462
TGS ASA	198,572	2,138,104
Tomra Systems ASA	134,595	6,729,088
Veidekke ASA	166,552	2,489,476
Wallenius Wilhelmsen ASA(a)	172,273	930,514
Yara International ASA	178,019	9,140,888

		195,584,137

Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR(a)	213,313	1,727,835
Credicorp Ltd.	70,255	10,061,921
Southern Copper Corp.	90,188	5,762,112

		17,551,868

Philippines — 0.2%
Aboitiz Equity Ventures Inc.	2,467,220	3,049,237
AC Energy Corp.	11,910,100	2,237,610
Alliance Global Group Inc.	3,269,600	821,008
Ayala Corp.	320,535	5,481,239
Ayala Land Inc.	8,612,330	6,081,136
Bank of the Philippine Islands	1,142,325	2,197,918
BDO Unibank Inc.	2,494,260	6,629,267
Bloomberry Resorts Corp.(a)	6,675,400	822,222
Globe Telecom Inc.	34,355	2,095,525
GT Capital Holdings Inc.	103,708	1,162,995
International Container Terminal Services Inc.	1,300,730	5,116,662
JG Summit Holdings Inc.	3,653,967	4,470,957
Jollibee Foods Corp.	580,730	2,734,187
Manila Electric Co.	207,490	1,366,233
Manila Water Co. Inc.	2,435,500	1,194,458
Megaworld Corp.	8,590,500	523,509
Metro Pacific Investments Corp.	19,613,300	1,487,158
Metropolitan Bank & Trust Co.	2,025,967	2,346,833
PLDT Inc.	97,785	3,518,150
SM Investments Corp.	302,345	5,628,748

112	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Philippines (continued)
SM Prime Holdings Inc.	11,980,300	$8,284,913
Universal Robina Corp.	1,046,470	2,607,194

		69,857,159

Poland — 0.2%
Alior Bank SA(a)	132,639	1,833,127
Allegro.eu SA(a)(b)(c)	349,444	3,238,774
Asseco Poland SA	110,554	2,222,865
Bank Millennium SA(a)(b)	855,678	1,729,662
Bank Polska Kasa Opieki SA	187,581	6,250,448
CCC SA(a)(b)	50,517	956,219
CD Projekt SA	75,745	3,362,722
Cyfrowy Polsat SA	335,055	2,588,298
Dino Polska SA(a)(c)	58,973	4,537,774
Enea SA(a)	205,989	387,978
Eurocash SA	72,130	182,490
Grupa Azoty SA(a)	44,690	388,889
Grupa Lotos SA(a)	124,359	1,670,988
KGHM Polska Miedz SA	135,521	4,674,820
KRUK SA	18,900	1,522,542
LPP SA	949	3,711,955
mBank SA(a)	16,695	1,912,002
Orange Polska SA(a)	659,158	1,276,076
PGE Polska Grupa Energetyczna SA(a)	966,751	1,821,193
Polski Koncern Naftowy ORLEN SA	313,700	5,482,678
Polskie Gornictwo Naftowe i Gazownictwo SA	1,995,953	2,606,502
Powszechna Kasa Oszczednosci Bank Polski SA(a)	956,261	11,194,290
Powszechny Zaklad Ubezpieczen SA	649,249	5,780,699
Santander Bank Polska SA	34,929	2,996,665
Tauron Polska Energia SA(a)(b)	1,087,977	643,886

		72,973,542

Portugal — 0.1%
Altri SGPS SA	197,664	1,264,230
Banco Comercial Portugues SA, Class R(a)	14,206,354	2,414,146
CTT-Correios de Portugal SA	158,589	774,742
EDP - Energias de Portugal SA	2,740,364	14,028,226
Galp Energia SGPS SA	385,355	4,249,032
Jeronimo Martins SGPS SA	261,362	6,280,802
Navigator Co. SA (The)	412,724	1,557,015
NOS SGPS SA	592,819	2,333,674
REN - Redes Energeticas Nacionais SGPS SA	780,367	2,224,990
Sonae SGPS SA	2,044,311	2,348,915

		37,475,772

Qatar — 0.2%
Barwa Real Estate Co.	2,889,885	2,655,028
Commercial Bank PSQC (The)	2,884,463	5,636,719
Doha Bank QPSC	1,108,283	887,814
Industries Qatar QSC	1,955,224	8,993,651
Masraf Al Rayan QSC	3,940,967	5,284,306
Mesaieed Petrochemical Holding Co.	4,898,544	3,260,028
Ooredoo QPSC	996,579	1,980,166
Qatar Aluminum Manufacturing Co.	4,417,010	2,377,002
Qatar Electricity & Water Co. QSC	809,826	3,954,567
Qatar Fuel QSC	159,780	829,720
Qatar Gas Transport Co. Ltd.	2,652,544	2,617,129
Qatar Insurance Co. SAQ(a)	2,181,459	1,562,082
Qatar International Islamic Bank QSC	798,325	2,181,901
Qatar Islamic Bank SAQ	1,391,627	7,454,771
Qatar National Bank QPSC	4,249,251	25,364,156
Qatar Navigation QSC	379,181	906,590

Security	Shares	Value

Qatar (continued)
United Development Co. QSC	1,404,772	$639,718
Vodafone Qatar QSC	3,479,199	1,678,338

		78,263,686

Russia — 0.8%
Aeroflot PJSC(a)	2,248,580	1,668,169
Alrosa PJSC	2,008,230	2,954,313
Detsky Mir PJSC(c)	1,459,210	1,933,565
Gazprom PJSC	12,460,440	53,838,130
Inter RAO UES PJSC	41,474,100	2,081,758
LUKOIL PJSC	449,912	39,943,619
Magnit PJSC, GDR(e)	298,238	3,928,187
MMC Norilsk Nickel PJSC	67,010	18,794,223
Mobile TeleSystems PJSC	539,906	4,124,882
Moscow Exchange MICEX-RTS PJSC	1,165,970	2,197,237
Novatek PJSC, GDR(e)	97,022	20,491,588
Novolipetsk Steel PJSC	1,277,300	3,528,719
Ozon Holdings PLC, ADR(a)	43,254	849,228
PhosAgro PJSC, GDR(e)	163,187	3,273,587
Polymetal International PLC	318,811	4,579,438
Polyus PJSC	29,956	4,728,128
Rosneft Oil Co. PJSC	1,203,679	8,976,804
Rostelecom PJSC	1,886,690	1,817,833
Sberbank of Russia PJSC	10,330,470	35,601,082
Severstal PAO	165,788	3,230,647
Sistema PJSFC, GDR(e)	268,689	1,410,641
Surgutneftegas PJSC	7,375,600	3,476,806
Tatneft PJSC	1,491,585	9,602,517
TCS Group Holding PLC, GDR(e)	134,948	9,716,837
Unipro PJSC	16,577,000	517,977
United Co. RUSAL International PJSC(a)	2,395,510	2,257,146
VK Co. Ltd.(a)	113,735	901,895
VTB Bank PJSC	3,435,870,000	1,941,490
X5 Retail Group NV, GDR(e)	128,602	2,894,539
Yandex NV, Class A(a)	338,783	16,260,962

		267,521,947

Saudi Arabia — 1.0%
Abdullah Al Othaim Markets Co.	68,484	1,934,834
Advanced Petrochemical Co.	148,337	2,976,070
Al Rajhi Bank	1,269,921	50,431,834
Aldrees Petroleum and Transport Services Co.	110,874	2,310,922
Alinma Bank	1,136,012	9,108,128
Almarai Co. JSC	207,136	2,718,740
Arab National Bank	555,015	4,107,375
Arriyadh Development Co.	238,593	1,726,486
Bank AlBilad(a)	468,731	6,967,343
Bank Al-Jazira	503,037	3,123,555
Banque Saudi Fransi	626,087	8,780,939
Bupa Arabia for Cooperative Insurance Co.	50,574	2,008,300
City Cement Co.	193,932	1,217,948
Co for Cooperative Insurance (The)	101,251	2,109,139
Dar Al Arkan Real Estate Development Co.(a)	795,111	2,190,799
Dr Sulaiman Al Habib Medical Services Group Co.	64,507	2,849,949
Emaar Economic City(a)	553,305	1,910,277
Etihad Etisalat Co.	435,502	3,789,891
Jarir Marketing Co.	62,598	3,368,567
Leejam Sports Co. JSC	43,724	1,388,599
Mobile Telecommunications Co.(a)	648,653	2,323,664
Mouwasat Medical Services Co.	75,407	3,986,356
National Gas & Industrialization Co.	139,994	2,022,168

S C H E D U L E O F I N V E S T M E N T S	113

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
National Industrialization Co.(a)	501,844	$3,062,608
Rabigh Refining & Petrochemical Co.(a)	347,943	2,270,750
Riyad Bank	1,502,457	13,615,378
SABIC Agri-Nutrients Co.	212,943	9,654,319
Sahara International Petrochemical Co.	453,718	5,248,374
Saudi Airlines Catering Co.(a)	90,680	2,023,680
Saudi Arabian Mining Co.(a)	460,492	11,348,687
Saudi Arabian Oil Co.(c)	1,925,985	19,223,310
Saudi Basic Industries Corp.	924,123	30,933,656
Saudi British Bank (The)	753,984	8,097,837
Saudi Cement Co.	99,096	1,484,154
Saudi Chemical Co. Holding	148,117	1,380,875
Saudi Electricity Co.	960,526	6,754,127
Saudi Ground Services Co.(a)	158,905	1,442,909
Saudi Industrial Investment Group	336,813	3,080,021
Saudi Kayan Petrochemical Co.(a)	861,258	4,543,200
Saudi National Bank (The)	2,274,453	44,738,567
Saudi Public Transport Co.(a)	216,184	1,385,449
Saudi Research & Media Group(a)	44,077	2,839,220
Saudi Telecom Co.	629,208	19,795,535
Saudia Dairy & Foodstuff Co.	30,032	1,307,610
Savola Group (The)	229,063	2,088,147
Southern Province Cement Co.	85,723	1,597,068
United Electronics Co.	60,048	2,241,190
United International Transportation Co.	116,993	1,571,444
Yamama Cement Co.(a)	187,183	1,351,506
Yanbu Cement Co.	146,153	1,524,695
Yanbu National Petrochemical Co.	253,973	4,618,067

		332,574,266

Singapore — 0.9%
ARA LOGOS Logistics Trust	5,721,943	3,500,582
Ascendas REIT	3,022,548	6,198,766
Ascott Residence Trust	2,477,972	1,877,545
Best World International Ltd.(a)(b)(d)	171,200	65,326
CapitaLand China Trust(b)	2,065,241	1,810,232
CapitaLand Integrated Commercial Trust	4,827,328	6,959,539
Capitaland Investment Ltd/Singapore(a)	2,430,000	6,235,066
CDL Hospitality Trusts(b)	2,125,400	1,788,506
City Developments Ltd.	204,700	1,075,284
ComfortDelGro Corp. Ltd.	2,010,500	2,030,064
DBS Group Holdings Ltd.	1,914,300	50,282,665
ESR-REIT	5,676,862	1,785,903
First Resources Ltd.	1,054,700	1,293,721
Frasers Centrepoint Trust	1,766,262	2,965,233
Frasers Hospitality Trust(b)	1,337,400	440,537
Frasers Logistics & Commercial Trust	2,689,813	2,736,475
Genting Singapore Ltd.	5,282,200	2,886,417
Golden Agri-Resources Ltd.	8,456,900	1,545,272
Hutchison Port Holdings Trust, Class U	7,306,500	1,725,846
Kenon Holdings Ltd./Singapore	54,005	3,036,097
Keppel Corp. Ltd.	1,425,200	6,008,943
Keppel DC REIT(b)	1,578,263	2,505,324
Keppel Infrastructure Trust	10,478,235	4,343,471
Keppel REIT	2,392,260	1,993,829
Manulife US Real Estate Investment Trust	2,112,918	1,365,909
Mapletree Commercial Trust	2,140,993	2,865,751
Mapletree Industrial Trust	1,746,760	3,253,879
Mapletree Logistics Trust	3,587,156	4,514,514
Mapletree North Asia Commercial Trust(b)	2,345,600	1,881,442
NetLink NBN Trust(b)	5,254,700	3,772,944

Security	Shares	Value

Singapore (continued)
OUE Commercial Real Estate Investment Trust(b)	4,964,880	$1,506,792
Oversea-Chinese Banking Corp. Ltd.	3,392,850	31,581,538
Parkway Life REIT	1,081,600	3,846,698
Raffles Medical Group Ltd.	1,434,600	1,359,257
SATS Ltd.(a)	950,200	2,763,562
Sea Ltd., ADR(a)	144,626	21,738,734
Sembcorp Industries Ltd.(b)	1,125,500	1,911,425
Sembcorp Marine Ltd.(a)(b)	14,607,523	891,070
Sheng Siong Group Ltd.(b)	1,917,900	2,119,435
SIA Engineering Co. Ltd.(a)(b)	379,900	604,816
Singapore Airlines Ltd.(a)(b)	1,240,100	4,625,703
Singapore Exchange Ltd.	417,400	2,889,146
Singapore Post Ltd.	2,364,000	1,115,533
Singapore Press Holdings Ltd.	1,627,600	2,807,534
Singapore Technologies Engineering Ltd.	1,652,000	4,591,664
Singapore Telecommunications Ltd.	8,667,200	15,715,582
SPH REIT(b)	714,400	508,996
Starhill Global REIT(b)	3,636,800	1,674,573
StarHub Ltd.	836,100	799,474
Suntec REIT	1,617,100	1,826,320
United Overseas Bank Ltd.	1,114,700	24,912,049
UOL Group Ltd.	300,600	1,630,146
Venture Corp. Ltd.	229,700	3,009,469
Wilmar International Ltd.	2,009,700	6,393,222
Yangzijiang Shipbuilding Holdings Ltd.	2,067,700	1,983,858
Yanlord Land Group Ltd.	925,900	791,577

		276,343,255

South Africa — 1.0%
Absa Group Ltd.	765,297	8,458,598
Adcock Ingram Holdings Ltd.	117,088	387,495
AECI Ltd.	211,873	1,570,507
African Rainbow Minerals Ltd.	200,114	2,965,906
Anglo American Platinum Ltd.	59,187	7,171,344
AngloGold Ashanti Ltd.	424,363	7,955,486
Aspen Pharmacare Holdings Ltd.	433,572	5,837,002
AVI Ltd.	418,987	2,084,477
Barloworld Ltd.	272,030	2,354,290
Bid Corp. Ltd.	385,147	8,302,837
Bidvest Group Ltd. (The)	278,352	3,412,802
Capitec Bank Holdings Ltd.	86,743	11,389,576
Clicks Group Ltd.	278,224	5,342,190
Coronation Fund Managers Ltd.	234,318	779,027
Dis-Chem Pharmacies Ltd.(c)	329,518	764,302
Discovery Ltd.(a)	438,909	4,435,472
Distell Group Holdings Ltd.(a)	189,157	2,081,520
Exxaro Resources Ltd.	292,058	3,155,442
FirstRand Ltd.	5,172,493	20,850,838
Foschini Group Ltd. (The)	370,304	3,092,773
Gold Fields Ltd.	953,770	10,220,571
Growthpoint Properties Ltd.	2,971,167	2,820,386
Harmony Gold Mining Co. Ltd.	624,073	2,279,399
Impala Platinum Holdings Ltd.	872,373	13,449,251
Imperial Logistics Ltd.	115,817	486,024
Investec Ltd.	389,209	2,195,979
JSE Ltd.	168,477	1,281,035
Kumba Iron Ore Ltd.	72,961	2,603,049
Liberty Holdings Ltd.(a)	116,545	743,098
Life Healthcare Group Holdings Ltd.	1,589,340	2,336,961
Massmart Holdings Ltd.(a)	157,695	567,066
Momentum Metropolitan Holdings	1,201,919	1,573,022

114	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Africa (continued)
Motus Holdings Ltd.	263,126	$2,002,976
Mr. Price Group Ltd.	263,446	3,494,045
MTN Group Ltd.(a)	1,829,328	23,005,487
MultiChoice Group	391,156	3,208,086
Naspers Ltd., Class N	223,810	36,178,460
Nedbank Group Ltd.	437,751	5,426,176
NEPI Rockcastle PLC	450,393	3,062,788
Netcare Ltd.	1,446,608	1,394,843
Ninety One Ltd.	180,180	619,317
Northam Platinum Holdings Ltd.(a)	404,651	5,343,394
Oceana Group Ltd.	81,738	303,978
Old Mutual Ltd.	3,919,564	3,532,006
Pick n Pay Stores Ltd.	770,573	2,556,879
PSG Group Ltd.(a)	198,601	1,087,331
Rand Merchant Investment Holdings Ltd.	1,002,943	3,167,394
Redefine Properties Ltd.	6,807,959	1,811,617
Reinet Investments SCA	176,333	3,493,275
Remgro Ltd.	489,266	4,222,585
Resilient REIT Ltd.(b)	425,861	1,668,533
Reunert Ltd.	306,657	952,891
Sanlam Ltd.	1,959,725	8,051,644
Sappi Ltd.(a)	780,005	2,187,146
Sasol Ltd.(a)	560,089	12,608,943
Shoprite Holdings Ltd.	547,784	7,484,718
Sibanye Stillwater Ltd.	2,801,800	10,443,351
SPAR Group Ltd. (The)	204,306	2,234,233
Standard Bank Group Ltd.	1,283,078	12,523,080
Steinhoff International Holdings NV(a)(b)	3,583,571	1,130,795
Super Group Ltd./South Africa	616,922	1,341,161
Telkom SA SOC Ltd.(a)	516,144	1,665,631
Thungela Resources Ltd.(a)(b)	181,653	1,110,246
Tiger Brands Ltd.	162,306	1,935,317
Truworths International Ltd.	547,288	2,031,054
Vodacom Group Ltd.	653,243	6,240,447
Vukile Property Fund Ltd.	832,518	644,228
Wilson Bayly Holmes-Ovcon Ltd.	62,512	450,762
Woolworths Holdings Ltd.	939,641	3,246,464

		324,809,006

South Korea — 3.3%
ABLBio Inc.(a)(b)	59,502	1,403,373
Aekyung Industrial Co. Ltd.	40,785	553,288
AfreecaTV Co. Ltd.	20,272	2,659,404
Alteogen Inc.(a)	43,552	1,768,641
Amicogen Inc.(a)	26,049	574,072
Amorepacific Corp.	34,232	4,464,581
AMOREPACIFIC Group	34,009	1,170,278
Asiana Airlines Inc.(a)	37,105	559,796
BGF retail Co. Ltd.	9,614	1,302,331
BH Co. Ltd.(a)(b)	33,361	607,250
Binggrae Co. Ltd.	18,917	841,464
BNK Financial Group Inc.	301,104	2,030,809
Bukwang Pharmaceutical Co. Ltd.(a)	61,586	552,148
Cafe24 Corp.(a)(b)	26,001	463,430
Celltrion Healthcare Co. Ltd.	92,569	4,890,828
Celltrion Inc.	103,736	13,184,239
Celltrion Pharm Inc.(a)	16,668	1,158,400
Chabiotech Co. Ltd.(a)	59,178	834,939
Cheil Worldwide Inc.	98,255	1,809,083
Chunbo Co. Ltd.	8,803	1,927,797
CJ CGV Co. Ltd.(a)	53,410	970,280

Security	Shares	Value

South Korea (continued)
CJ CheilJedang Corp.	7,411	$2,149,596
CJ Corp.	15,435	1,031,686
CJ ENM Co. Ltd.	11,232	1,164,503
CJ Logistics Corp.(a)	9,644	936,519
CMG Pharmaceutical Co. Ltd.(a)	341,562	927,378
Com2uSCorp.(a)(b)	14,894	1,524,501
Cosmax Inc.(a)	27,144	1,644,751
Coway Co. Ltd.	56,805	3,272,644
Daejoo Electronic Materials Co. Ltd.(b)	19,467	1,461,333
Daesang Corp.	32,498	604,500
Daewoo Engineering & Construction Co. Ltd.(a)(b)	241,803	1,158,170
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)(b)	48,887	820,764
Daewoong Pharmaceutical Co. Ltd.(b)	7,177	790,627
DB HiTek Co. Ltd.	52,592	3,359,708
DB Insurance Co. Ltd.	49,660	2,487,472
Dentium Co. Ltd.	14,232	671,772
DGB Financial Group Inc.	216,776	1,676,069
DL E&C Co. Ltd.(a)	17,421	1,714,872
DL Holdings Co. Ltd.	11,911	562,834
Dong-A Socio Holdings Co. Ltd.	10,997	915,151
Dong-A ST Co. Ltd.	15,832	866,103
Dongjin Semichem Co. Ltd.(a)	72,158	2,391,270
Dongkuk Steel Mill Co. Ltd.	73,969	922,653
Dongwon Industries Co. Ltd.	2,218	407,427
Doosan Bobcat Inc.(a)	46,869	1,469,775
Doosan Fuel Cell Co. Ltd.(a)(b)	61,543	1,803,334
Doosan Heavy Industries & Construction Co. Ltd.(a)(b)	308,395	4,637,666
DoubleUGames Co. Ltd.	11,799	498,364
Douzone Bizon Co. Ltd.	21,934	972,226
Ecopro BM Co. Ltd.	12,896	3,664,172
Ecopro Co. Ltd.	24,554	1,375,245
Ecopro HN Co. Ltd.(b)	25,324	1,037,083
E-MART Inc.(a)	19,863	2,210,781
Enzychem Lifesciences Corp.(a)(b)	12,643	494,861
Eo Technics Co Ltd.(b)	16,571	1,495,324
F&F Co. Ltd./New(a)	3,631	2,505,310
Fila Holdings Corp.	58,336	1,441,207
Foosung Co. Ltd.(a)	101,873	1,663,071
GC Cell Corp.	10,828	634,669
GemVax & Kael Co. Ltd.(a)(b)	58,085	721,911
Genexine Inc.(a)	36,374	1,476,238
Grand Korea Leisure Co. Ltd.(a)(b)	68,112	765,911
Green Cross Corp.	8,630	1,277,733
Green Cross Holdings Corp.	32,860	610,247
GS Engineering & Construction Corp.	66,384	2,209,162
GS Holdings Corp.	55,563	1,793,956
GS Retail Co. Ltd.	35,361	802,889
Halla Holdings Corp.	16,082	545,402
Hana Financial Group Inc.	329,462	12,413,595
Hana Tour Service Inc.(a)	29,654	1,722,793
Hanall Biopharma Co. Ltd.(a)	53,421	790,750
Handsome Co. Ltd.	31,148	879,812
Hanjin Transportation Co. Ltd.	11,802	273,995
Hankook Tire & Technology Co. Ltd.	88,211	2,490,829
Hanmi Pharm Co. Ltd.	7,648	1,578,530
Hanon Systems	232,421	2,085,577
Hansol Chemical Co. Ltd.(b)	10,734	1,929,608
Hanssem Co. Ltd.	11,175	682,421

S C H E D U L E O F I N V E S T M E N T S	115

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Hanwha Aerospace Co. Ltd.	46,953	$1,903,422
Hanwha Corp.	59,284	1,478,894
Hanwha Life Insurance Co. Ltd.	535,368	1,316,359
Hanwha Solutions Corp.(a)	131,743	3,595,475
HDC Hyundai Development Co-Engineering & Construction, Class E	58,390	719,511
Helixmith Co. Ltd.(a)	55,049	948,752
HLB Inc.(a)	105,419	2,827,092
HLB Life Science Co. Ltd.(a)(b)	99,405	937,951
HMM Co. Ltd.(a)	293,296	5,460,595
Hotel Shilla Co. Ltd.	35,191	2,134,409
Huchems Fine Chemical Corp.	32,323	577,452
Hugel Inc.(a)	13,390	1,531,669
HYBE Co. Ltd.(a)	16,480	3,336,468
Hyosung Advanced Materials Corp.(a)(b)	4,159	1,508,919
Hyosung Chemical Corp.(a)	4,307	864,168
Hyosung Corp.	11,840	816,691
Hyosung TNC Corp.(b)	2,777	986,470
Hyundai Bioscience Co. Ltd.(a)(b)	76,939	1,857,258
Hyundai Department Store Co. Ltd.	18,824	1,133,658
Hyundai Doosan Infracore Co. Ltd.(a)	120,330	593,708
Hyundai Elevator Co. Ltd.	50,891	1,553,232
Hyundai Engineering & Construction Co. Ltd.	74,163	2,655,941
Hyundai Glovis Co. Ltd.	19,609	2,682,727
Hyundai Greenfood Co. Ltd.	149,794	962,404
Hyundai Heavy Industries Holdings Co. Ltd.	48,995	1,975,480
Hyundai Home Shopping Network Corp.	14,577	733,814
Hyundai Marine & Fire Insurance Co. Ltd.	77,111	1,640,619
Hyundai Mipo Dockyard Co. Ltd.(a)	30,960	1,798,570
Hyundai Mobis Co. Ltd.	71,151	13,967,113
Hyundai Motor Co.	147,471	23,769,215
Hyundai Rotem Co. Ltd.(a)(b)	96,421	1,524,775
Hyundai Steel Co.	88,557	2,924,868
Hyundai Wia Corp.(b)	17,241	987,464
Iljin Materials Co. Ltd.	26,844	2,169,532
Industrial Bank of Korea(a)	143,068	1,242,160
iNtRON Biotechnology Inc.(a)	58,072	865,288
JB Financial Group Co. Ltd.	354,478	2,417,873
JW Pharmaceutical Corp.	46,061	746,217
JYP Entertainment Corp.	54,027	1,892,550
Kakao Corp.(a)	332,879	24,044,405
Kakao Games Corp.(a)	30,957	1,739,684
KakaoBank Corp.(a)(b)	54,485	1,892,858
Kangwon Land Inc.(a)(b)	96,828	2,035,893
KB Financial Group Inc.	426,759	21,150,037
KCC Corp.(b)	8,286	2,684,283
KEPCO Engineering & Construction Co. Inc.(b)	21,843	1,300,204
KEPCO Plant Service & Engineering Co. Ltd.	19,211	524,091
Kia Corp.	283,132	19,741,580
KIWOOM Securities Co. Ltd.	19,699	1,483,912
KMW Co. Ltd.(a)(b)	36,189	987,612
Koh Young Technology Inc.	55,556	956,744
Kolmar Korea Co. Ltd.	43,469	1,273,460
Kolon Industries Inc.(a)	18,617	968,069
Komipharm International Co. Ltd.(a)	63,769	490,867
Korea Aerospace Industries Ltd.	76,484	2,299,496
Korea Electric Power Corp.(a)	252,044	4,333,693
Korea Investment Holdings Co. Ltd.	45,021	2,760,659
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	39,408	2,664,072

Security	Shares	Value

South Korea (continued)
Korea Zinc Co. Ltd.	7,077	$3,010,399
Korean Air Lines Co. Ltd.(a)	167,769	4,051,205
Korean Reinsurance Co.	162,684	1,384,026
Krafton Inc.(a)(b)	20,041	4,643,460
KT Skylife Co. Ltd.	44,754	304,551
KT&G Corp.(a)	107,712	6,957,747
Kuk-Il Paper Manufacturing Co. Ltd.(a)(b)	148,233	442,690
Kumho Petrochemical Co. Ltd.	20,517	2,547,053
Kumho Tire Co. Inc.(a)	122,540	414,845
L&F Co. Ltd.(a)(b)	25,299	3,739,062
LegoChem Biosciences Inc.(a)	31,177	1,189,233
LF Corp.	66,715	879,774
LG Chem Ltd.	48,728	26,121,147
LG Corp.	95,100	5,881,124
LG Display Co. Ltd.	239,222	4,023,130
LG Electronics Inc.	117,283	12,741,916
LG Household & Health Care Ltd.	9,639	7,840,822
LG Innotek Co. Ltd.	15,669	4,710,877
LG Uplus Corp.	193,763	2,111,365
LIG Nex1 Co. Ltd.	16,718	820,085
Lotte Chemical Corp.	16,373	2,692,422
Lotte Chilsung Beverage Co. Ltd.(b)	4,559	565,321
Lotte Confectionery Co. Ltd.	4,048	395,308
LOTTE Fine Chemical Co. Ltd.	36,595	2,103,879
Lotte Food Co. Ltd.	1	265
Lotte Shopping Co. Ltd.	11,208	753,322
LS Corp.	25,226	1,062,837
LS Electric Co. Ltd.	19,902	821,588
Lx Hausys Ltd.	9,433	439,695
LX Holdings Corp.(a)	54,063	427,991
Lx International Corp.	35,874	735,684
Mando Corp.(a)	46,427	2,044,644
Meritz Fire & Marine Insurance Co. Ltd.	94,340	3,633,752
Meritz Securities Co. Ltd.	296,366	1,510,409
Mezzion Pharma Co. Ltd.(a)	10,419	1,608,771
Mirae Asset Securities Co. Ltd.	337,781	2,419,595
Naturecell Co. Ltd.(a)	75,648	952,855
NAVER Corp.	132,293	34,943,949
NCSoft Corp.	17,185	7,742,952
NEPES Corp.(a)	40,114	1,067,951
Netmarble Corp.(c)	24,387	2,257,984
Nexen Tire Corp.(b)	40,745	213,762
NH Investment & Securities Co. Ltd.	201,394	1,931,046
NHN Corp.(a)	32,416	934,903
NHN KCP Corp.(a)	60,399	1,227,404
NongShim Co. Ltd.	5,144	1,388,382
OCI Co. Ltd.(a)	29,258	2,202,001
Orion Corp./Republic of Korea	26,155	2,140,164
Oscotec Inc.(a)(b)	36,382	1,000,639
Osstem Implant Co. Ltd.(a)(d)	22,143	2,227,254
Pan Ocean Co. Ltd.	348,634	1,455,174
Paradise Co. Ltd.(a)	57,062	727,354
Pearl Abyss Corp.(a)	37,561	2,996,550
Pharmicell Co. Ltd.(a)	69,306	594,784
PI Advanced Materials Co. Ltd.(a)	22,799	788,911
Poongsan Corp.	24,389	611,506
POSCO	76,403	17,090,848
POSCO Chemical Co. Ltd.	36,075	3,391,324
Posco International Corp.	38,078	658,501
RFHIC Corp.	44,180	1,137,741

116	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
S-1 Corp.	19,443	$1,089,002
Sam Chun Dang Pharm Co. Ltd.(a)	26,004	762,478
Samsung Biologics Co. Ltd.(a)(c)	17,878	11,067,896
Samsung C&T Corp.	92,236	8,344,369
Samsung Electro-Mechanics Co. Ltd.	61,179	9,307,648
Samsung Electronics Co. Ltd.	4,913,644	305,624,128
Samsung Engineering Co. Ltd.(a)	162,839	2,979,724
Samsung Fire & Marine Insurance Co. Ltd.	33,424	5,586,865
Samsung Heavy Industries Co. Ltd.(a)	625,081	2,716,970
Samsung Life Insurance Co. Ltd.	72,821	3,688,301
Samsung SDI Co. Ltd.	58,915	29,238,556
Samsung SDS Co. Ltd.	37,959	4,505,917
Samsung Securities Co. Ltd.	71,848	2,425,968
Samwha Capacitor Co. Ltd.	16,382	902,391
Sangsangin Co. Ltd.(b)	66,343	512,969
Seah Besteel Corp.	20,779	264,409
Seegene Inc.(b)	41,516	1,873,472
Seojin System Co. Ltd.(a)	25,014	828,639
Seoul Semiconductor Co. Ltd.	71,763	906,824
SFA Engineering Corp.	35,945	1,028,724
Shin Poong Pharmaceutical Co. Ltd.(b)	42,299	856,034
Shinhan Financial Group Co. Ltd.	454,625	14,561,259
Shinsegae Inc.(a)	8,190	1,607,509
Shinsegae International Inc.(a)	3,210	323,563
SillaJen Inc.(a)(b)(d)	58,324	351,250
SK Biopharmaceuticals Co. Ltd.(a)	28,890	1,844,214
SK Bioscience Co. Ltd.(a)(b)	23,054	3,155,462
SK Chemicals Co. Ltd.	16,605	1,757,779
SK Hynix Inc.	567,456	58,736,094
SK IE Technology Co. Ltd.(a)(b)(c)	17,761	1,743,688
SK Inc.	43,370	8,028,622
SK Innovation Co. Ltd.(a)	53,872	9,887,019
SK Networks Co. Ltd.	125,091	473,727
SK Square Co. Ltd.(a)	32,963	1,503,911
SK Telecom Co. Ltd.	50,991	2,426,922
SKC Co. Ltd.	27,783	3,344,793
SM Entertainment Co. Ltd.(a)(b)	36,684	1,835,989
S-Oil Corp.	47,862	3,633,368
Soulbrain Co. Ltd./New	9,004	1,865,362
Soulbrain Holdings Co. Ltd.(a)(b)	10,700	262,255
Tongyang Life Insurance Co. Ltd.	107,258	535,177
Webzen Inc.(a)(b)	32,447	606,973
Wemade Co. Ltd.(a)(b)	19,507	1,964,723
Woori Financial Group Inc.	394,920	4,858,451
Wysiwyg Studious Co. Ltd.(a)	52,029	1,400,701
Y2 Solution Co. Ltd.(a)(b)(d)	49,383	59,972
YG Entertainment Inc.(a)(b)	16,039	672,390
Youngone Corp.(a)	21,168	824,564
Youngone Holdings Co. Ltd.	21,700	887,411
Yuhan Corp.	60,747	2,880,052
Yungjin Pharmaceutical Co. Ltd.(a)	195,039	768,598

		1,064,540,578

Spain — 1.5%
Acciona SA	30,526	5,317,170
Acerinox SA	160,921	2,050,653
ACS Actividades de Construccion y Servicios SA	225,635	5,696,516
Aena SME SA(a)(c)	74,066	11,967,777
Almirall SA	110,047	1,416,437
Amadeus IT Group SA(a)	470,225	32,332,766
Applus Services SA	218,985	1,923,867

Security	Shares	Value

Spain (continued)
Atresmedia Corp. de Medios de Comunicacion SA	87,206	$339,128
Banco Bilbao Vizcaya Argentaria SA	6,884,341	43,953,971
Banco de Sabadell SA(a)	5,911,422	4,597,629
Banco Santander SA	17,267,634	60,550,719
Bankinter SA	715,881	4,198,076
Befesa SA(c)	43,698	3,084,954
CaixaBank SA	4,548,676	14,634,818
Cellnex Telecom SA(c)	569,569	25,827,440
Cia. de Distribucion Integral Logista Holdings SA	62,790	1,270,368
Cie. Automotive SA	97,998	2,846,558
Construcciones y Auxiliar de Ferrocarriles SA	39,343	1,557,034
Corp Financiera Alba SA	60,844	3,580,506
Ebro Foods SA	75,709	1,401,711
EDP Renovaveis SA	307,244	6,458,717
Enagas SA	107,612	2,326,793
Ence Energia y Celulosa SA(a)	255,514	685,520
Endesa SA	280,026	6,269,384
Faes Farma SA	667,028	2,567,351
Ferrovial SA	481,744	13,386,971
Fluidra SA	70,501	2,244,901
Gestamp Automocion SA(c)	202,590	912,694
Global Dominion Access SA(c)	281,418	1,390,088
Grifols SA	261,306	4,607,954
Grupo Catalana Occidente SA	77,104	2,600,402
Iberdrola SA	5,825,011	66,784,101
Iberdrola SA	97,084	1,108,136
Indra Sistemas SA(a)	188,047	1,916,051
Industria de Diseno Textil SA	1,132,941	34,361,416
Inmobiliaria Colonial Socimi SA	323,137	2,853,443
Lar Espana Real Estate Socimi SA	82,120	496,449
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	713,307	1,280,457
Mapfre SA	597,232	1,297,063
Mediaset Espana Comunicacion SA(a)	240,569	1,126,460
Melia Hotels International SA(a)	184,510	1,398,253
Merlin Properties Socimi SA	379,221	4,286,896
Naturgy Energy Group SA(b)	253,204	8,017,019
Neinor Homes SA(c)	57,545	700,795
Pharma Mar SA	22,846	1,437,891
Prosegur Cia. de Seguridad SA	370,687	923,474
Red Electrica Corp. SA	286,554	5,776,418
Repsol SA	1,465,237	18,619,650
Sacyr SA	641,909	1,604,657
Siemens Gamesa Renewable Energy SA(a)(b)	264,266	5,718,153
Solaria Energia y Medio Ambiente SA(a)	144,571	2,526,335
Talgo SA(a)(b)(c)	204,530	1,088,641
Tecnicas Reunidas SA(a)(b)	61,803	554,155
Telefonica SA	4,961,143	23,126,708
Unicaja Banco SA(c)	1,789,443	1,834,324
Viscofan SA	42,575	2,580,477
Zardoya Otis SA	366,700	2,907,886

		466,324,181

Sweden — 2.5%
AAK AB	168,603	3,158,165
AddTech AB, Class B	269,442	4,984,367
AFRY AB	126,188	2,830,180
Alfa Laval AB	316,518	10,692,358
Alimak Group AB(c)	35,736	408,943
Arjo AB, Class B	322,385	3,221,892
Assa Abloy AB, Class B	1,032,972	28,284,932

S C H E D U L E O F I N V E S T M E N T S	117

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Atlas Copco AB, Class A	703,390	$41,630,867
Atlas Copco AB, Class B	396,444	20,275,247
Attendo AB(a)(c)	108,927	383,906
Avanza Bank Holding AB	154,018	4,872,900
Axfood AB	100,723	2,565,761
Beijer Ref AB	251,701	4,393,187
Betsson AB, Class B	220,203	1,232,088
BHG Group AB(a)(b)	208,113	1,994,871
BICO Group AB, Class B(a)(b)	52,606	1,050,358
Bilia AB, Class A	109,583	1,644,624
BillerudKorsnas AB	203,108	3,229,413
BioGaia AB, Class B	31,576	1,716,736
Biotage AB	111,508	2,276,858
Boliden AB	273,896	11,090,742
Bonava AB, Class B	150,046	1,298,557
Bravida Holding AB(c)	245,035	2,931,957
Bure Equity AB	60,437	2,085,333
Castellum AB	312,586	7,362,572
Cellavision AB	20,139	657,265
Clas Ohlson AB, Class B	58,918	714,055
Cloetta AB, Class B	541,661	1,433,528
Corem Property Group AB, Class B	452,406	1,298,545
Dios Fastigheter AB	114,792	1,277,882
Dometic Group AB(c)	336,360	3,725,967
Dustin Group AB(b)(c)	133,818	1,374,133
Electrolux AB, Class B	255,971	5,326,036
Electrolux Professional AB, Class B(a)	327,253	2,285,307
Elekta AB, Class B	393,283	4,024,940
Embracer Group AB(a)(b)	585,276	5,872,266
Epiroc AB, Class A	717,833	15,317,929
Epiroc AB, Class B	432,216	7,822,611
EQT AB	314,466	12,322,834
Essity AB, Class B	595,849	16,797,210
Evolution AB(c)	182,685	22,729,141
Fabege AB	256,211	3,822,636
Fastighets AB Balder, Class B(a)(b)	114,996	7,618,351
Fingerprint Cards AB, Class B(a)(b)	555,963	1,112,746
Fortnox AB	736,880	3,789,214
Getinge AB, Class B	250,740	9,802,824
Granges AB	131,232	1,627,562
H & M Hennes & Mauritz AB, Class B	749,393	14,921,048
Hexagon AB, Class B	2,105,757	28,402,595
Hexatronic Group AB	44,072	1,787,050
Hexpol AB	313,320	3,738,447
Holmen AB, Class B	103,547	5,029,245
Hufvudstaden AB, Class A	131,963	1,884,682
Husqvarna AB, Class B	490,211	6,815,876
Industrivarden AB, Class A	140,081	4,428,228
Industrivarden AB, Class C	181,539	5,638,707
Indutrade AB	347,577	8,646,945
Instalco AB	313,245	2,277,074
Intrum AB(b)	81,543	2,454,896
Investment AB Latour, Class B	138,417	4,306,701
Investor AB	386,674	8,796,554
Investor AB, Class B	2,010,860	43,659,644
INVISIO AB	71,826	923,522
JM AB	87,584	3,317,356
Kambi Group PLC, Class B(a)	34,087	883,733
Karo Pharma AB(a)	140,809	904,524
Kindred Group PLC	255,479	2,968,014

Security	Shares	Value

Sweden (continued)
Kinnevik AB, Class B(a)	249,406	$7,454,399
L E Lundbergforetagen AB, Class B	65,109	3,326,845
LeoVegas AB(c)	107,143	390,983
Lifco AB, Class B	258,076	6,049,364
Lindab International AB	134,271	3,898,060
Loomis AB	78,265	2,009,639
Lundin Energy AB	201,815	8,207,388
Mekonomen AB(a)	85,725	1,265,373
Millicom International Cellular SA, SDR(a)	106,969	2,855,413
MIPS AB	30,688	3,051,114
Modern Times Group MTG AB, Class B(a)	97,073	1,299,241
Mycronic AB	95,511	1,954,203
NCC AB, Class B	131,608	2,175,713
Nibe Industrier AB, Class B	1,518,073	14,428,612
Nobia AB	236,110	1,290,160
Nolato AB, Class B	288,626	2,957,639
Nordic Entertainment Group AB, Class B(a)	80,872	3,131,083
Nordnet AB publ	148,267	2,310,749
Nyfosa AB	283,435	4,412,183
Pandox AB(a)	103,227	1,500,740
Paradox Interactive AB(b)	47,197	978,219
Peab AB, Class B	198,498	2,231,128
Platzer Fastigheter Holding AB, Class B	85,347	1,125,787
PowerCell Sweden AB(a)	88,638	1,415,325
Ratos AB, Class B	372,316	1,954,374
Resurs Holding AB(c)	195,574	802,700
Saab AB, Class B	62,621	1,484,994
Sagax AB, Class B	169,346	4,943,241
Samhallsbyggnadsbolaget i Norden AB	1,072,843	6,470,447
Sandvik AB	1,157,616	30,485,261
SAS AB(a)(b)	4,183,882	706,940
Scandic Hotels Group AB(a)(b)(c)	454,647	1,918,191
Sectra AB(a)	95,853	1,578,870
Securitas AB, Class B	209,395	2,529,123
Sinch AB(a)(c)	573,757	5,898,755
Skandinaviska Enskilda Banken AB, Class A	1,683,405	21,761,107
Skanska AB, Class B	335,137	8,205,113
SKF AB, Class B	364,797	7,997,126
SSAB AB, Class A(a)	117,011	692,749
SSAB AB, Class B(a)	664,890	3,461,798
Stillfront Group AB(a)(b)	359,526	1,749,936
Subsea 7 SA	252,417	1,897,739
Svenska Cellulosa AB SCA, Class B	670,741	11,680,039
Svenska Handelsbanken AB, Class A	1,375,488	14,659,340
Sweco AB, Class B	210,659	2,961,360
Swedbank AB, Class A	901,582	17,651,359
Swedish Match AB	1,733,705	13,414,164
Tele2 AB, Class B	484,618	7,051,219
Telefonaktiebolaget LM Ericsson, Class B	2,906,568	36,291,680
Telia Co. AB	2,585,129	10,189,014
Thule Group AB(c)	143,558	6,929,034
Trelleborg AB, Class B	264,229	6,652,991
Vitrolife AB	86,536	3,558,568
Volvo AB, Class A	214,115	4,897,657
Volvo AB, Class B	1,418,837	32,018,070
Wallenstam AB, Class B	211,864	3,334,445
Wihlborgs Fastigheter AB	165,530	3,422,307

		807,123,708

Switzerland — 6.0%
ABB Ltd., Registered	1,750,503	60,693,051

118	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Adecco Group AG, Registered	153,852	$7,328,465
Alcon Inc.	528,731	40,769,713
Allreal Holding AG, Registered	11,757	2,551,045
ALSO Holding AG, Registered(a)	8,119	2,284,853
Aryzta AG(a)	1,978,370	2,271,128
Ascom Holding AG, Registered(a)	90,374	1,183,493
Autoneum Holding AG(a)	5,233	950,597
Bachem Holding AG, Class B, Registered	6,071	3,621,420
Baloise Holding AG, Registered	48,898	8,565,777
Banque Cantonale Vaudoise, Registered	24,949	2,062,872
Barry Callebaut AG, Registered	2,938	6,744,554
Basilea Pharmaceutica AG, Registered(a)(b)	21,361	1,037,520
Belimo Holding AG, Registered	9,648	5,327,822
Bell Food Group AG, Registered	1,984	602,264
BKW AG	29,741	3,547,981
Bobst Group SA, Registered(a)	8,014	680,566
Bossard Holding AG, Class A, Registered	7,671	2,405,042
Bucher Industries AG, Registered	6,511	2,997,894
Burckhardt Compression Holding AG	5,201	2,459,928
Bystronic AG, Registered	1,235	1,623,159
Cembra Money Bank AG	34,804	2,393,785
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	1,071	12,429,333
Chocoladefabriken Lindt & Spruengli AG, Registered	94	10,823,720
Cie. Financiere Richemont SA, Class A, Registered	546,075	79,363,153
Clariant AG, Registered	209,536	4,441,133
Coca-Cola HBC AG, Class DI	215,484	7,136,963
Comet Holding AG, Registered	11,342	3,618,284
Credit Suisse Group AG, Registered	2,538,053	24,125,234
Daetwyler Holding AG, Bearer	6,713	2,635,893
DKSH Holding AG	38,429	3,081,174
dormakaba Holding AG	2,637	1,509,939
Dufry AG, Registered(a)	65,732	3,406,366
EFG International AG(a)	195,168	1,494,856
Emmi AG, Registered	1,546	1,735,137
EMS-Chemie Holding AG, Registered	7,252	7,335,263
Flughafen Zurich AG, Registered(a)	20,468	3,786,917
Forbo Holding AG, Registered	938	1,805,851
Galenica AG(c)	53,704	3,792,787
Geberit AG, Registered	39,327	26,719,948
Georg Fischer AG, Registered	3,948	5,773,229
Givaudan SA, Registered	9,564	39,622,930
Helvetia Holding AG, Registered	38,449	4,834,445
Holcim Ltd.	519,519	28,158,591
Huber + Suhner AG, Registered	28,819	2,623,744
Idorsia Ltd.(a)(b)	118,085	2,750,618
Implenia AG, Registered(a)	17,260	421,066
Inficon Holding AG, Registered	2,350	2,870,435
Interroll Holding AG, Registered	566	2,395,657
Julius Baer Group Ltd.	246,982	16,140,194
Kardex Holding AG, Registered	7,407	2,055,991
Komax Holding AG, Registered(a)	5,291	1,632,002
Kuehne + Nagel International AG, Registered	58,416	16,495,916
Landis+Gyr Group AG(a)	34,251	2,259,108
LEM Holding SA, Registered	539	1,348,641
Leonteq AG	14,114	1,014,629
Liechtensteinische Landesbank AG	11,280	680,464
Logitech International SA, Registered	184,866	15,534,202
Lonza Group AG, Registered	78,627	54,208,746

Security	Shares	Value

Switzerland (continued)
Medmix AG(a)(c)	24,133	$1,044,214
Meyer Burger Technology AG(a)(b)	3,437,807	1,330,492
Mobilezone Holding AG, Registered	135,938	2,124,346
Mobimo Holding AG, Registered	10,885	3,561,961
Nestle SA, Registered	2,893,105	373,610,619
Novartis AG, Registered	2,224,408	193,277,677
OC Oerlikon Corp. AG, Registered	224,414	2,178,946
Partners Group Holding AG	24,119	33,626,653
PSP Swiss Property AG, Registered	49,708	6,027,294
Relief Therapeutics Holding AG(a)(b)	2,278,692	164,757
Roche Holding AG, Bearer	34,266	14,110,613
Roche Holding AG, NVS	720,418	278,801,154
Schindler Holding AG, Participation Certificates, NVS	41,317	10,369,903
Schindler Holding AG, Registered	24,497	6,145,631
Schweiter Technologies AG, Bearer	1,530	2,029,505
Sensirion Holding AG(a)(c)	12,928	1,585,067
SFS Group AG	18,897	2,757,033
SGS SA, Registered	5,832	16,630,367
Siegfried Holding AG, Registered	4,825	3,906,430
Siemens Energy AG(a)	385,061	8,661,121
SIG Combibloc Group AG(a)	361,210	8,392,313
Sika AG, Registered	146,864	51,383,907
Softwareone Holding AG(a)	101,558	1,995,370
Sonova Holding AG, Registered	59,177	21,081,213
St. Galler Kantonalbank AG, Class A, Registered	2,848	1,376,243
Stadler Rail AG(b)	30,810	1,466,143
Straumann Holding AG, Registered	10,910	18,078,781
Sulzer AG, Registered	24,133	2,309,900
Swatch Group AG (The), Bearer	28,329	8,264,197
Swatch Group AG (The), Registered	57,651	3,236,242
Swiss Life Holding AG, Registered	34,194	22,007,590
Swiss Prime Site AG, Registered	76,805	7,594,205
Swiss Re AG	307,217	33,473,703
Swisscom AG, Registered	24,214	13,840,115
Swissquote Group Holding SA, Registered	13,002	2,211,851
Tecan Group AG, Registered	12,525	6,089,809
Temenos AG, Registered	73,419	8,800,352
UBS Group AG, Registered	3,604,588	66,863,472
Valiant Holding AG, Registered	16,458	1,662,218
Valora Holding AG, Registered(a)(b)	3,788	736,291
VAT Group AG(c)	31,291	12,760,699
Vifor Pharma AG	52,115	9,232,017
Vontobel Holding AG, Registered	38,285	3,173,120
Zur Rose Group AG(a)	8,878	2,173,294
Zurich Insurance Group AG	152,645	73,011,361

		1,905,323,677

Taiwan — 4.8%
Accton Technology Corp.	584,000	5,639,487
Acer Inc.	2,305,148	2,390,622
Advanced Ceramic X Corp.	114,000	1,309,669
Advanced Energy Solution Holding Co. Ltd.	42,000	2,295,003
Advanced Wireless Semiconductor Co.	492,631	2,141,644
Advantech Co. Ltd.	348,738	4,833,614
Airtac International Group	128,185	4,500,451
Alchip Technologies Ltd.	67,000	2,324,410
AmTRAN Technology Co. Ltd.	2,455,514	1,463,805
AP Memory Technology Corp.	111,000	1,650,384
ASE Technology Holding Co. Ltd.	3,328,958	12,124,368
Asia Cement Corp.	2,001,329	3,206,488

S C H E D U L E O F I N V E S T M E N T S	119

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Asia Optical Co. Inc.	497,000	$1,538,481
ASMedia Technology Inc.	40,000	2,306,416
ASPEED Technology Inc.	24,000	2,696,964
Asustek Computer Inc.	728,000	9,517,499
AU Optronics Corp.	8,266,000	6,145,170
AURAS Technology Co. Ltd.	211,000	1,695,705
BES Engineering Corp.	6,923,000	2,205,819
Bizlink Holding Inc.	150,000	1,634,060
Brighton-Best International Taiwan Inc.	692,000	982,704
Capital Securities Corp.	5,081,450	2,997,698
Career Technology MFG. Co. Ltd.	1,047,752	895,546
Catcher Technology Co. Ltd.	548,000	3,087,883
Cathay Financial Holding Co. Ltd.	7,739,020	17,951,017
Center Laboratories Inc.	735,559	1,533,522
Century Iron & Steel Industrial Co. Ltd.	466,000	1,812,919
Chailease Holding Co. Ltd.	1,278,697	11,728,638
Chang Hwa Commercial Bank Ltd.	4,963,817	3,177,208
Cheng Loong Corp.	1,506,000	1,869,764
Cheng Shin Rubber Industry Co. Ltd.	1,492,500	1,876,292
Cheng Uei Precision Industry Co. Ltd.	559,000	768,824
Chicony Electronics Co. Ltd.	497,137	1,595,143
China Airlines Ltd.(a)	2,684,000	2,338,898
China Bills Finance Corp.	4,772,000	2,976,656
China Development Financial Holding Corp.	18,020,340	12,020,825
China Man-Made Fiber Corp.	6,356,135	2,187,283
China Petrochemical Development Corp.(a)	6,659,587	2,963,859
China Steel Chemical Corp.	464,000	1,932,461
China Steel Corp.	11,557,575	14,144,252
Chin-Poon Industrial Co. Ltd.	797,000	1,002,141
Chipbond Technology Corp.	920,000	2,294,573
ChipMOS Technologies Inc.	1,633,000	2,778,955
Chlitina Holding Ltd.	150,000	1,139,931
Chroma ATE Inc.	337,000	2,626,886
Chunghwa Precision Test Tech Co. Ltd.	30,000	694,621
Chunghwa Telecom Co. Ltd.	3,723,000	15,822,824
Compal Electronics Inc.	3,329,000	3,044,328
Compeq Manufacturing Co. Ltd.	1,162,000	1,799,268
Coretronic Corp.	729,000	1,996,497
CTBC Financial Holding Co. Ltd.	19,382,980	19,485,888
CTCI Corp.	778,000	1,076,233
Cub Elecparts Inc.	128,547	840,060
Darfon Electronics Corp.	1,353,000	2,212,543
Delta Electronics Inc.	1,908,000	18,823,265
E Ink Holdings Inc.	1,094,000	5,962,843
E.Sun Financial Holding Co. Ltd.	11,434,997	12,024,933
Eclat Textile Co. Ltd.	188,365	4,178,777
Elan Microelectronics Corp.	408,000	2,422,252
Elite Material Co. Ltd.	347,000	3,383,422
Elite Semiconductor Microelectronics Technology Inc.	460,000	2,442,198
eMemory Technology Inc.	71,000	4,144,982
Ennoconn Corp.	95,273	737,657
ENNOSTAR Inc.(a)	746,500	2,473,649
Episil Holdings Inc.(a)	431,000	1,712,144
Eternal Materials Co. Ltd.	1,718,635	2,277,312
Eva Airways Corp.(a)	2,600,332	2,321,326
Evergreen Marine Corp. Taiwan Ltd.	2,603,477	11,045,847
Everlight Electronics Co. Ltd.	1,075,000	2,131,948
Far Eastern Department Stores Ltd.	1,094,702	828,469
Far Eastern International Bank	5,122,263	2,031,505

Security	Shares	Value

Taiwan (continued)
Far Eastern New Century Corp.	2,426,071	$2,541,489
Far EasTone Telecommunications Co. Ltd.	1,512,000	3,543,910
Faraday Technology Corp.	362,400	2,724,392
Feng Hsin Steel Co. Ltd.	725,000	2,176,996
Feng TAY Enterprise Co. Ltd.	417,468	3,423,725
First Financial Holding Co. Ltd.	10,064,202	9,164,655
Fitipower Integrated Technology Inc.	225,000	1,762,340
FLEXium Interconnect Inc.	411,987	1,462,524
Formosa Chemicals & Fibre Corp.	3,330,660	9,547,571
Formosa Petrochemical Corp.	953,000	3,325,942
Formosa Plastics Corp.	3,940,040	15,107,967
Foxconn Technology Co. Ltd.	680,287	1,498,572
Fubon Financial Holding Co. Ltd.	7,457,741	20,579,742
Fulgent Sun International Holding Co. Ltd.	215,824	836,248
General Interface Solution Holding Ltd.	273,000	953,416
Genius Electronic Optical Co. Ltd.	102,281	1,785,442
Giant Manufacturing Co. Ltd.	268,000	3,104,057
Gigabyte Technology Co. Ltd.	561,000	2,894,786
Global Unichip Corp.	159,000	2,791,826
Globalwafers Co. Ltd.	224,000	6,392,743
Goldsun Building Materials Co. Ltd.	1,252,056	1,169,219
Gourmet Master Co. Ltd.	129,000	495,023
Grand Pacific Petrochemical	1,575,000	1,535,141
Grape King Bio Ltd.	196,000	1,103,260
Great Wall Enterprise Co. Ltd.	1,748,758	3,306,631
HannStar Display Corp.	3,434,000	2,046,153
Highwealth Construction Corp.	1,282,937	2,170,263
Hiwin Technologies Corp.	210,457	2,037,703
Holy Stone Enterprise Co. Ltd.	300,000	1,267,909
Hon Hai Precision Industry Co. Ltd.	12,890,769	48,197,641
Hota Industrial Manufacturing Co. Ltd.	367,194	1,103,984
Hotai Motor Co. Ltd.	266,000	5,825,393
HTC Corp.(a)	778,000	1,841,519
Hua Nan Financial Holdings Co. Ltd.	10,265,157	8,133,666
Huaku Development Co. Ltd.	416,000	1,364,587
IBF Financial Holdings Co. Ltd.	5,629,413	3,264,187
Innolux Corp.	9,396,414	5,901,997
International CSRC Investment Holdings Co.	1,720,921	1,551,563
International Games System Co. Ltd.	95,000	2,454,733
Inventec Corp.	2,636,000	2,417,889
ITEQ Corp.	417,101	1,917,296
Jentech Precision Industrial Co. Ltd.	170,000	2,452,592
Kenda Rubber Industrial Co. Ltd.	922,817	1,006,849
King Yuan Electronics Co. Ltd.	1,938,000	3,212,522
King’s Town Bank Co. Ltd.	1,245,000	1,832,126
Kinsus Interconnect Technology Corp.	322,000	2,434,986
LandMark Optoelectronics Corp.	97,000	692,476
Largan Precision Co. Ltd.	104,000	7,706,867
Lite-On Technology Corp.	1,913,074	4,418,444
Lotes Co. Ltd.	106,087	2,788,195
Macronix International Co. Ltd.	1,587,525	2,421,149
Makalot Industrial Co. Ltd.	293,866	2,475,311
MediaTek Inc.	1,557,970	61,881,306
Mega Financial Holding Co. Ltd.	10,619,941	14,213,496
Merida Industry Co. Ltd.	208,350	2,198,753
Merry Electronics Co. Ltd.	224,697	727,024
Microbio Co. Ltd.(a)	563,432	1,237,711
Micro-Star International Co. Ltd.	545,000	3,048,394
Mitac Holdings Corp.	2,645,198	3,127,148
momo.com Inc.	51,000	2,084,008

120	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Nan Kang Rubber Tire Co. Ltd.	798,000	$1,318,762
Nan Ya Plastics Corp.	5,061,300	15,982,289
Nan Ya Printed Circuit Board Corp.	249,000	4,372,520
Nanya Technology Corp.	976,000	2,592,757
Nien Made Enterprise Co. Ltd.	155,000	2,186,272
Novatek Microelectronics Corp.	591,000	10,393,472
OBI Pharma Inc.(a)	309,877	1,335,415
Oneness Biotech Co. Ltd.(a)	249,000	2,139,606
Oriental Union Chemical Corp.(a)	1,621,000	1,205,121
Pan Jit International Inc.	525,000	1,780,977
Parade Technologies Ltd.	79,000	5,832,509
PChome Online Inc.	362,341	1,426,488
Pegatron Corp.	1,892,000	4,755,903
Phison Electronics Corp.	172,000	2,850,737
Pixart Imaging Inc.	234,000	1,182,018
Pou Chen Corp.	2,233,000	2,596,086
Powertech Technology Inc.	569,000	2,028,024
President Chain Store Corp.	542,000	5,176,706
Primax Electronics Ltd.	471,000	918,235
Prince Housing & Development Corp.	2,579,521	1,207,046
Qisda Corp.	3,235,000	3,502,322
Quanta Computer Inc.	2,620,000	8,867,882
Radiant Opto-Electronics Corp.	450,060	1,666,169
Realtek Semiconductor Corp.	471,020	9,137,854
RichWave Technology Corp.	157,400	1,283,968
Ruentex Development Co. Ltd.	1,749,163	4,072,944
Ruentex Industries Ltd.	609,399	2,108,893
Sercomm Corp.	378,000	1,066,839
Shanghai Commercial & Savings Bank Ltd. (The)	3,039,320	5,127,629
Shin Kong Financial Holding Co. Ltd.	11,232,422	4,527,893
Shin Zu Shing Co. Ltd.	257,190	858,502
Shinkong Synthetic Fibers Corp.	4,266,000	2,986,786
Simplo Technology Co. Ltd.	175,200	2,003,600
Sinbon Electronics Co. Ltd.	280,000	2,723,288
Sino-American Silicon Products Inc.	556,000	4,352,002
SinoPac Financial Holdings Co. Ltd.	10,498,968	6,281,681
Sitronix Technology Corp.	258,000	2,710,432
St. Shine Optical Co. Ltd.	67,000	704,110
Standard Foods Corp.	780,422	1,447,820
Synnex Technology International Corp.	1,338,600	3,296,547
TA Chen Stainless Pipe	1,632,477	2,636,582
Taichung Commercial Bank Co. Ltd.	2,640,074	1,269,898
TaiDoc Technology Corp.	141,000	947,976
TaiMed Biologics Inc.(a)	508,000	1,236,002
Tainan Spinning Co. Ltd.	2,527,816	2,239,681
Taishin Financial Holding Co. Ltd.	10,282,430	7,353,313
Taiwan Business Bank	7,127,630	2,658,540
Taiwan Cement Corp.	4,971,405	8,455,003
Taiwan Cooperative Financial Holding Co. Ltd.	9,693,568	9,300,596
Taiwan Fertilizer Co. Ltd.	1,249,000	3,036,475
Taiwan High Speed Rail Corp.	1,225,000	1,261,882
Taiwan Hon Chuan Enterprise Co. Ltd.	808,696	2,092,431
Taiwan Mobile Co. Ltd.	1,493,000	5,366,446
Taiwan Secom Co. Ltd.	485,105	1,781,514
Taiwan Semiconductor Co. Ltd.	522,000	1,314,921
Taiwan Semiconductor Manufacturing Co. Ltd.	25,420,000	587,760,896
Taiwan Surface Mounting Technology Corp.	379,000	1,819,761
Taiwan Union Technology Corp.	342,000	1,154,170
Tatung Co. Ltd.(a)	1,386,000	1,457,493
TCI Co. Ltd.	152,896	1,072,808

Security	Shares	Value

Taiwan (continued)
Teco Electric and Machinery Co. Ltd.	1,781,000	$1,905,310
Tong Hsing Electronic Industries Ltd.	269,233	2,650,003
Transcend Information Inc.	714,000	1,817,680
Tripod Technology Corp.	429,000	2,002,795
TSRC Corp.	1,792,100	2,429,779
TTY Biopharm Co. Ltd.	407,965	995,403
Tung Ho Steel Enterprise Corp.	979,540	2,418,422
TXC Corp.	639,000	2,189,204
Unimicron Technology Corp.	1,252,000	9,385,922
Uni-President Enterprises Corp.	4,837,292	11,856,059
United Integrated Services Co. Ltd.	247,000	1,575,825
United Microelectronics Corp.	12,132,000	25,347,378
USI Corp.	2,079,258	2,101,425
Vanguard International Semiconductor Corp.	883,000	4,259,510
Visual Photonics Epitaxy Co. Ltd.	409,000	1,929,867
Voltronic Power Technology Corp.	64,788	3,338,870
Wafer Works Corp.	1,464,580	4,192,703
Walsin Lihwa Corp.	2,174,000	2,062,875
Walsin Technology Corp.	314,000	1,752,334
Wan Hai Lines Ltd.	667,000	3,656,356
Win Semiconductors Corp.	318,953	3,951,282
Winbond Electronics Corp.	3,054,502	3,409,156
Wistron Corp.	2,116,227	2,405,443
Wistron NeWeb Corp.	397,860	1,021,900
Wiwynn Corp.	83,000	3,042,663
WPG Holdings Ltd.	1,510,360	2,977,595
XinTec Inc.	335,000	1,561,935
Yageo Corp.	425,729	7,255,595
Yang Ming Marine Transport Corp.(a)	1,781,000	6,596,669
YFY Inc.	2,046,000	2,462,078
Yuanta Financial Holding Co. Ltd.	10,283,927	9,455,341
Yulon Motor Co. Ltd.	908,502	1,356,166
Zhen Ding Technology Holding Ltd.	489,050	1,685,821

		1,530,176,041

Thailand — 0.6%
Advanced Info Service PCL, NVDR	1,230,700	8,174,974
Airports of Thailand PCL, NVDR(a)	4,755,400	9,159,641
Amata Corp. PCL, NVDR	3,147,500	2,033,990
B Grimm Power PCL, NVDR	1,497,900	1,606,087
Bangchak Corp. PCL, NVDR	2,581,100	2,162,136
Bangkok Chain Hospital PCL, NVDR	3,435,200	1,929,366
Bangkok Dusit Medical Services PCL, NVDR	11,459,700	7,739,035
Bangkok Expressway & Metro PCL, NVDR	11,453,200	2,833,058
Banpu PCL, NVDR	7,264,300	2,434,891
Berli Jucker PCL, NVDR	1,499,200	1,440,620
BTS Group Holdings PCL, NVDR	12,503,800	3,469,426
Bumrungrad Hospital PCL, NVDR	603,300	2,569,652
Central Pattana PCL, NVDR	2,406,400	3,955,029
Central Retail Corp. PCL, NVDR	2,048,974	2,104,255
CH Karnchang PCL, NVDR	1,340,400	853,829
Charoen Pokphand Foods PCL, NVDR	3,984,100	3,036,492
CK Power PCL, NVDR(b)	5,436,700	836,608
CP ALL PCL, NVDR	6,266,100	11,878,718
Delta Electronics Thailand PCL, NVDR	323,200	3,423,513
Electricity Generating PCL, NVDR	517,200	2,651,547
Energy Absolute PCL, NVDR	1,999,000	5,391,150
Esso Thailand PCL, NVDR(a)(b)	5,330,700	1,240,952
Global Power Synergy PCL, NVDR	1,304,400	3,089,124
Gulf Energy Development PCL, NVDR	3,263,400	4,843,242
Hana Microelectronics PCL, NVDR	1,113,600	2,350,857

S C H E D U L E O F I N V E S T M E N T S	121

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Home Product Center PCL, NVDR	5,420,600	$2,313,328
Indorama Ventures PCL, NVDR	2,514,200	3,622,323
Intouch Holdings PCL, NVDR	2,082,200	4,823,064
IRPC PCL, NVDR	19,098,100	2,197,537
Jasmine International PCL, NVDR	20,865,500	2,112,640
KCE Electronics PCL, NVDR	1,199,600	2,612,692
Kiatnakin Phatra Bank PCL, NVDR(b)	821,000	1,722,792
Krung Thai Bank PCL, NVDR	4,727,300	2,003,628
Land & Houses PCL, NVDR	5,765,200	1,703,056
MBK PCL, NVDR(a)	1,421,500	548,672
Minor International PCL, NVDR(a)	3,528,700	3,261,748
Muangthai Capital PCL, NVDR	1,075,600	1,829,645
Osotspa PCL, NVDR	2,439,600	2,373,099
PTT Exploration & Production PCL, NVDR	1,630,061	6,397,690
PTT Global Chemical PCL, NVDR	2,581,100	4,426,438
PTT PCL, NVDR	10,779,100	12,726,028
Siam Cement PCL (The), NVDR	770,600	8,951,265
Siam Commercial Bank PCL (The), NVDR	805,100	3,060,435
Sino-Thai Engineering & Construction PCL, NVDR(b)	1,339,800	584,685
Sri Trang Agro-Industry PCL, NVDR	1,306,700	1,181,148
Srisawad Corp. PCL, NVDR	1,121,310	2,042,073
Thai Oil PCL, NVDR	2,041,500	3,253,557
Thai Union Group PCL, NVDR	3,571,300	2,246,089
Thanachart Capital PCL, NVDR	983,100	1,202,469
TPI Polene PCL, NVDR	9,435,200	509,406
True Corp. PCL, NVDR	21,799,345	3,173,714
TTW PCL, NVDR(b)	7,882,400	2,769,908
WHA Corp. PCL, NVDR(b)	17,087,000	1,763,030

		176,620,351

Turkey — 0.1%
Akbank TAS	2,404,344	1,448,572
Anadolu Efes Biracilik Ve Malt Sanayii AS	244,610	533,284
Aselsan Elektronik Sanayi Ve Ticaret AS	1,450,913	2,352,788
BIM Birlesik Magazalar AS	348,061	1,838,261
Coca-Cola Icecek AS	102,514	881,745
Eregli Demir ve Celik Fabrikalari TAS	1,122,232	2,298,342
Ford Otomotiv Sanayi AS	136,426	2,540,016
Haci Omer Sabanci Holding AS	1,583,213	1,813,783
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(a)	1,988,844	1,791,478
KOC Holding AS	703,805	1,715,096
Koza Anadolu Metal Madencilik Isletmeleri AS(a)(b)	437,012	756,555
Pegasus Hava Tasimaciligi AS(a)	90,451	736,842
Petkim Petrokimya Holding AS(a)(b)	2,203,872	1,426,203
Sok Marketler Ticaret AS	310,738	338,259
TAV Havalimanlari Holding AS(a)	298,186	822,011
Tekfen Holding AS(b)	238,089	452,270
Turk Hava Yollari AO(a)	1,064,887	2,296,019
Turkcell Iletisim Hizmetleri AS	1,095,200	1,544,557
Turkiye Garanti Bankasi AS	2,087,453	1,871,098
Turkiye Is Bankasi AS, Class C	2,058,309	1,298,584
Turkiye Petrol Rafinerileri AS(a)	193,976	2,493,098
Turkiye Sise ve Cam Fabrikalari AS	1,924,374	1,993,683
Ulker Biskuvi Sanayi AS	380,200	490,369
Yapi ve Kredi Bankasi AS(b)	4,282,807	1,314,408

		35,047,321

United Arab Emirates — 0.3%
Abu Dhabi Commercial Bank PJSC	3,335,357	8,165,623

Security	Shares	Value

United Arab Emirates (continued)
Abu Dhabi Islamic Bank PJSC	1,936,153	$3,675,226
Abu Dhabi National Oil Co. for Distribution PJSC	2,693,031	3,028,061
Aldar Properties PJSC	4,995,466	5,637,787
Aramex PJSC	881,355	984,554
Dubai Financial Market PJSC(a)	2,405,264	1,574,739
Dubai Investments PJSC	2,688,227	1,677,439
Dubai Islamic Bank PJSC	2,474,130	3,722,128
Emaar Properties PJSC	4,341,154	5,784,498
Emirates NBD Bank PJSC	2,531,431	9,232,527
Emirates Telecommunications Group Co. PJSC	3,442,239	30,998,344
First Abu Dhabi Bank PJSC	4,710,862	25,650,955

		100,131,881

United Kingdom — 9.4%
3i Group PLC	1,048,304	19,523,405
888 Holdings PLC	714,798	2,467,350
Abcam PLC(a)	210,933	3,787,177
Abrdn PLC	1,937,931	6,337,781
Aclara Resources Inc.(a)	69,448	68,423
Admiral Group PLC	200,490	8,524,980
AG Barr PLC	155,913	1,037,952
Airtel Africa PLC(c)	1,391,865	2,854,676
AJ Bell PLC	372,430	1,698,391
Anglo American PLC	1,335,349	58,869,500
Antofagasta PLC	415,747	7,562,993
Ascential PLC(a)	471,752	2,253,594
Ashmore Group PLC	396,734	1,520,764
Ashtead Group PLC	464,960	33,257,649
ASOS PLC(a)	73,062	2,192,093
Associated British Foods PLC	373,431	9,857,048
Assura PLC	2,294,816	2,075,606
Aston Martin Lagonda Global Holdings PLC(a)(b)(c)	102,155	1,658,119
AstraZeneca PLC	1,608,181	187,076,375
Auto Trader Group PLC(c)	993,772	9,005,200
Avast PLC(c)	718,858	5,928,367
AVEVA Group PLC	132,592	5,261,491
Aviva PLC	4,009,651	23,672,973
Avon Protection PLC	64,040	977,546
B&M European Value Retail SA	965,043	7,389,928
Babcock International Group PLC(a)	330,637	1,354,361
BAE Systems PLC	3,237,387	25,334,993
Balfour Beatty PLC	732,732	2,511,758
Bank of Georgia Group PLC	45,855	905,321
Barclays PLC	17,587,561	47,184,218
Barratt Developments PLC	1,102,935	9,173,150
Beazley PLC(a)	584,852	3,882,949
Bellway PLC	137,744	5,300,267
Berkeley Group Holdings PLC	123,306	7,037,072
Big Yellow Group PLC	204,769	4,114,382
Blue Prism Group PLC(a)	137,127	2,329,250
Bodycote PLC	214,468	2,306,443
boohoo Group PLC(a)(b)	1,064,782	1,544,472
BP PLC	20,702,631	107,320,819
Breedon Group PLC	1,569,233	1,804,444
Brewin Dolphin Holdings PLC	543,252	2,412,088
British American Tobacco PLC	2,162,697	92,336,295
British Land Co. PLC (The)	930,896	6,960,805
Britvic PLC	273,234	3,353,331
BT Group PLC	9,064,701	24,009,407
Bunzl PLC	347,384	13,011,951
Burberry Group PLC	420,626	10,670,836

122	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Burford Capital Ltd.	221,919	$2,016,089
Capita PLC(a)	2,241,456	964,409
Capital & Counties Properties PLC	852,395	1,982,634
Capricorn Energy PLC(a)	608,644	1,696,928
Carnival PLC(a)	152,406	2,796,756
Centamin PLC	1,619,296	1,951,459
Centrica PLC(a)	4,731,553	4,652,366
Cineworld Group PLC(a)(b)	1,835,341	986,076
Clinigen Group PLC	176,735	2,169,033
Close Brothers Group PLC	156,532	2,720,078
Coats Group PLC	1,837,366	1,625,724
Coca-Cola Europacific Partners PLC	220,746	12,615,634
Compass Group PLC	1,811,248	41,165,364
Computacenter PLC	89,868	3,236,056
ConvaTec Group PLC(c)	1,590,298	3,775,565
Countryside Properties PLC(a)(c)	523,472	2,183,159
Craneware PLC	25,528	652,319
Cranswick PLC	52,001	2,576,912
Crest Nicholson Holdings PLC	448,260	1,935,195
Croda International PLC	140,168	15,137,857
Currys PLC	1,261,413	1,819,288
CVS Group PLC	100,671	2,669,938
DCC PLC	90,151	7,580,213
Dechra Pharmaceuticals PLC	117,085	6,576,551
Deliveroo PLC(a)(c)	568,959	1,195,360
Derwent London PLC	109,507	5,059,947
Diageo PLC	2,467,842	124,530,656
Diploma PLC	141,771	5,321,098
Direct Line Insurance Group PLC	1,382,828	5,700,197
Diversified Energy Co. PLC	834,267	1,191,570
Domino’s Pizza Group PLC	510,277	2,675,156
Dr. Martens PLC	462,563	1,921,809
Drax Group PLC	452,648	3,687,752
DS Smith PLC	1,483,466	7,575,985
Dunelm Group PLC	135,883	2,448,783
easyJet PLC(a)	336,316	2,841,363
Electrocomponents PLC	485,495	7,350,796
Elementis PLC(a)	960,885	1,840,226
Energean PLC(a)	209,860	2,662,940
Entain PLC(a)	619,308	13,407,614
Essentra PLC	377,609	1,759,680
Euromoney Institutional Investor PLC	119,783	1,485,565
Evraz PLC	535,613	3,638,749
Experian PLC	957,719	40,001,896
FD Technologies PLC(a)	24,937	543,312
Ferguson PLC	235,625	37,061,554
Ferrexpo PLC	377,922	1,241,165
Fevertree Drinks PLC	113,692	3,261,449
Firstgroup PLC(a)(b)	1,875,952	2,583,556
Frasers Group PLC(a)	350,984	3,486,466
Future PLC	144,932	6,181,543
Games Workshop Group PLC	38,933	4,174,307
Gamma Communications PLC	83,192	1,749,955
GB Group PLC	223,931	1,999,428
Genuit Group PLC	330,876	2,565,026
Genus PLC	78,183	4,035,740
GlaxoSmithKline PLC	5,171,967	115,417,540
Go-Ahead Group PLC (The)(a)(d)	70,208	629,799
Grainger PLC	813,125	3,311,423
Great Portland Estates PLC	296,039	3,067,244

Security	Shares	Value

United Kingdom (continued)
Greatland Gold PLC(a)	6,595,447	$1,224,089
Greggs PLC	108,015	3,917,407
Halfords Group PLC	408,755	1,797,631
Halma PLC	420,010	14,235,680
Hammerson PLC(b)	4,397,796	2,318,379
Harbour Energy PLC(a)	329,383	1,607,258
Hargreaves Lansdown PLC	337,702	6,131,223
Hays PLC	1,524,891	2,971,453
Helical PLC	306,637	1,773,303
Hikma Pharmaceuticals PLC	177,870	4,996,928
Hill & Smith Holdings PLC	104,709	2,120,036
Hiscox Ltd.(b)	344,939	4,534,003
Hochschild Mining PLC	515,878	722,899
HomeServe PLC	304,114	3,134,609
Howden Joinery Group PLC	661,982	7,303,272
HSBC Holdings PLC	21,006,240	149,508,520
Hunting PLC	251,534	730,702
Ibstock PLC(c)	569,497	1,526,049
IG Group Holdings PLC	381,133	4,195,824
IMI PLC	277,938	6,209,904
Imperial Brands PLC	975,674	23,133,086
Inchcape PLC	424,138	4,836,532
Indivior PLC(a)	982,576	2,991,360
Informa PLC(a)	1,603,547	12,129,820
IntegraFin Holdings PLC	316,494	2,112,368
InterContinental Hotels Group PLC(a)	184,444	12,186,839
Intermediate Capital Group PLC	329,529	8,510,278
Intertek Group PLC	162,307	11,778,692
Investec PLC	711,167	4,060,122
IP Group PLC	1,731,159	2,275,267
IQE PLC(a)(b)	1,140,629	491,677
ITM Power PLC(a)	492,294	1,826,941
ITV PLC(a)	3,954,128	6,048,425
IWG PLC(a)	825,337	3,178,791
J D Wetherspoon PLC(a)	120,817	1,466,919
J Sainsbury PLC	1,823,500	7,165,527
JD Sports Fashion PLC	3,033,683	7,778,868
JET2 PLC(a)	171,790	3,059,502
John Wood Group PLC(a)	520,142	1,565,804
Johnson Matthey PLC	196,673	5,193,875
Jupiter Fund Management PLC	581,154	1,802,950
Just Group PLC(a)	1,498,594	1,743,881
Kainos Group PLC	113,270	2,328,623
Keller Group PLC	114,395	1,312,617
Keywords Studios PLC	77,562	2,628,690
Kingfisher PLC	2,216,415	9,939,191
Lancashire Holdings Ltd.	239,928	1,776,382
Land Securities Group PLC	710,282	7,628,740
Learning Technologies Group PLC	771,632	1,734,109
Legal & General Group PLC	6,490,052	25,375,828
Liontrust Asset Management PLC	119,104	2,598,167
Lloyds Banking Group PLC	72,945,805	50,622,260
London Stock Exchange Group PLC	339,330	33,224,959
LondonMetric Property PLC	852,734	3,072,468
M&G PLC	2,751,045	8,051,529
Man Group PLC/Jersey	1,471,715	3,844,597
Marks & Spencer Group PLC(a)	2,043,386	6,047,213
Marshalls PLC	238,482	2,270,638
Marston’s PLC(a)	1,188,699	1,299,700
Mediclinic International PLC(a)	485,630	2,094,819

S C H E D U L E O F I N V E S T M E N T S	123

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Meggitt PLC(a)	818,171	$8,263,730
Melrose Industries PLC	4,711,183	9,596,754
Micro Focus International PLC	516,539	3,177,813
Mitchells & Butlers PLC(a)	428,581	1,454,269
Mitie Group PLC	1,956,258	1,585,131
Mondi PLC	493,468	12,346,165
Moneysupermarket.com Group PLC	573,778	1,466,283
Morgan Advanced Materials PLC	442,988	1,906,478
National Express Group PLC(a)	580,887	1,969,949
National Grid PLC	3,622,251	53,004,096
Natwest Group PLC	6,076,714	19,972,828
NCC Group PLC	432,378	1,112,443
Network International Holdings PLC(a)(c)	528,887	1,868,585
Next PLC	141,296	14,396,038
Ninety One PLC	431,155	1,504,157
NMC Health PLC(a)(d)	74,553	1
Ocado Group PLC(a)	506,493	10,320,086
On the Beach Group PLC(a)(c)	264,007	1,032,764
OSB Group PLC	530,042	3,937,659
Oxford Biomedica PLC(a)	125,529	1,432,326
Pagegroup PLC	370,250	2,921,523
Paragon Banking Group PLC	408,237	3,126,770
Pearson PLC	775,723	6,476,856
Penno Group PLC	294,105	4,309,401
Persimmon PLC	349,262	11,378,777
Petrofac Ltd.(a)(b)	498,426	801,518
Pets at Home Group PLC	570,500	3,276,222
Phoenix Group Holdings PLC	616,386	5,518,141
Playtech PLC(a)	323,355	2,539,699
Premier Foods PLC	1,098,769	1,743,726
Primary Health Properties PLC	999,732	1,938,907
Provident Financial PLC(a)	450,328	1,896,883
Prudential PLC	2,666,814	44,951,075
QinetiQ Group PLC	665,421	2,414,898
Quilter PLC(c)	1,887,102	3,504,193
Rathbones Group PLC	71,691	1,810,173
Reckitt Benckiser Group PLC	730,136	59,157,154
Redde Northgate PLC	483,804	2,521,436
Redrow PLC	298,890	2,518,040
RELX PLC	1,974,518	60,736,933
Renishaw PLC	42,838	2,645,236
Rentokil Initial PLC	1,975,127	13,831,289
Restaurant Group PLC (The)(a)	1,249,157	1,601,607
Restore PLC	193,396	1,209,457
Rightmove PLC	930,901	8,204,487
Rolls-Royce Holdings PLC(a)	8,424,818	13,205,736
Rotork PLC	894,529	4,111,365
Royal Mail PLC	873,157	5,217,687
RWS Holdings PLC	253,649	1,719,307
S4 Capital PLC(a)	391,198	2,735,474
Sabre Insurance Group PLC(c)	315,373	962,809
Safestore Holdings PLC	233,882	4,009,994
Sage Group PLC (The)	1,116,672	10,912,091
Sanne Group PLC	415,076	5,107,855
Savills PLC	192,323	3,504,651
Schroders PLC	121,768	5,583,160
Segro PLC	1,254,051	22,108,606
Senior PLC(a)	678,220	1,227,705
Serco Group PLC	1,279,390	2,314,294
Severn Trent PLC	247,684	9,616,151

Security	Shares	Value

United Kingdom (continued)
Shaftesbury PLC(b)	241,723	$2,029,651
Shell PLC	8,042,398	206,598,859
Smart Metering Systems PLC	125,048	1,241,146
Smith & Nephew PLC	926,740	15,761,040
Smiths Group PLC	420,038	8,853,385
Softcat PLC	136,912	3,023,462
SolGold PLC(a)(b)	1,693,300	608,244
Spectris PLC	120,667	5,506,475
Spirax-Sarco Engineering PLC	86,710	15,629,972
Spire Healthcare Group PLC(a)(c)	631,722	2,033,086
Spirent Communications PLC	635,354	2,121,793
SSE PLC	1,076,443	23,160,768
SSP Group PLC(a)	810,217	3,006,118
St. James’s Place PLC	552,519	11,405,336
Stagecoach Group PLC(a)	762,017	933,113
Standard Chartered PLC	2,603,950	18,963,914
Synthomer PLC	493,655	2,437,165
Tate & Lyle PLC	502,263	4,804,270
Taylor Wimpey PLC	3,960,772	8,125,748
TBC Bank Group PLC	42,563	807,126
Team17 Group PLC(a)	137,309	1,311,134
Telecom Plus PLC	82,314	1,662,775
Tesco PLC	7,828,762	31,445,564
TP ICAP Group PLC	831,099	1,575,519
Trainline PLC(a)(c)	533,787	1,608,073
Travis Perkins PLC	217,084	4,404,655
Tritax Big Box REIT PLC	1,373,529	4,405,787
Ultra Electronics Holdings PLC	78,079	3,063,290
Unilever PLC	2,669,349	136,889,149
UNITE Group PLC (The)	356,361	4,985,933
United Utilities Group PLC	704,014	10,156,016
Vesuvius PLC	303,484	1,880,789
Victoria PLC(a)(b)	153,555	1,961,902
Victrex PLC	87,287	2,431,314
Virgin Money UK PLC(a)	1,415,411	3,663,692
Vistry Group PLC	244,360	3,387,979
Vodafone Group PLC	28,385,831	49,841,671
Weir Group PLC (The)	280,783	6,611,336
WH Smith PLC(a)	135,402	3,037,808
Whitbread PLC(a)	211,499	8,702,669
Wickes Group PLC	293,741	810,647
Workspace Group PLC	220,540	2,520,021
WPP PLC	1,267,322	19,872,263

		2,981,956,966

Total Common Stocks — 98.7% (Cost: $25,720,466,174)		31,487,644,425

Preferred Stocks

Brazil — 0.4%
Alpargatas SA, Preference Shares, NVS	237,215	1,299,074
Azul SA, Preference Shares, NVS(a)	390,520	2,148,187
Banco Bradesco SA, Preference Shares, NVS	5,084,238	21,830,215
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	157,100	323,957
Bradespar SA, Preference Shares, NVS	284,551	1,437,733
Braskem SA, Class A, Preference Shares, NVS	203,869	1,887,768
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	255,742	1,660,606

124	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Cia. Energetica de Minas Gerais, Preference Shares, NVS	1,142,211	$2,824,284
Cia. Energetica de Sao Paulo, Class B, Preference Shares, NVS	289,009	1,267,588
Cia. Paranaense de Energia, Preference Shares, NVS	1,335,280	1,805,486
Gerdau SA, Preference Shares, NVS	1,183,593	6,205,388
Gol Linhas Aereas Inteligentes SA, Preference Shares, NVS(a)	317,577	1,093,854
Itau Unibanco Holding SA, Preference Shares, NVS	4,699,565	22,417,653
Itausa SA, Preference Shares, NVS	4,916,539	9,434,763
Marcopolo SA, Preference Shares, NVS	533,000	343,282
Metalurgica Gerdau SA, Preference Shares, NVS	1,253,995	2,732,288
Petroleo Brasileiro SA, Preference Shares, NVS	4,954,327	30,182,573
Randon SA Implementos e Participacoes, Preference Shares, NVS	338,869	768,344

		109,663,043

Chile — 0.0%
Embotelladora Andina SA, Class B, Preference Shares, NVS	455,930	979,362
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	154,751	8,287,519

		9,266,881

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	515,166	4,598,642

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	61,919	5,358,851
Draegerwerk AG & Co. KGaA, Preference Shares, NVS(b)	10,269	596,568
Fuchs Petrolub SE, Preference Shares, NVS	78,477	3,391,396
Henkel AG & Co. KGaA, Preference Shares, NVS	167,134	13,669,634
Jungheinrich AG, Preference Shares, NVS	57,942	2,477,677
Porsche Automobil Holding SE, Preference Shares, NVS	163,728	15,332,951
Sartorius AG, Preference Shares, NVS	28,750	15,521,475
Volkswagen AG, Preference Shares, NVS	187,525	39,056,242

		95,404,794

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	7,082,700	3,418,430

South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	23,419	1,854,055
Series 2, Preference Shares, NVS	36,292	2,951,243
LG Chem Ltd., Preference Shares, NVS	6,933	1,759,949
LG Household & Health Care Ltd., Preference Shares, NVS	1,413	647,741
Samsung Electronics Co. Ltd., Preference Shares, NVS	878,605	49,419,123

		56,632,111

Total Preferred Stocks — 0.9% (Cost: $250,624,706)		278,983,901

Security	Shares	Value

Rights

China — 0.0%
Citic Securities Co. Ltd. (Expires 02/23/22)(a)	320,925	$126,772

South Korea — 0.0%
Doosan Heavy Industries & Construction Co. Ltd. (Expires 02/11/22)(a)	39,159	55,222
Enzychem Lifesciences Corp. (Expires 02/22/22)(a)	7,691	—

		55,222

Spain — 0.0%
Asc Actividades De Construccio (Expires 02/02/22)(a)(d)	225,635	112,930
Sacyr SA (Expires 02/02/22)(a)(d)	641,909	37,500

		150,430

Total Rights — 0.0% (Cost: $160,211)		332,424

Short-Term Investments

Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(g)(h)(i)	385,348,339	385,463,944
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	34,760,000	34,760,000

		420,223,944

Total Short-Term Investments — 1.3% (Cost: $420,139,794)		420,223,944

Total Investments in Securities — 100.9% (Cost: $26,391,390,885)		32,187,184,694

Other Assets, Less Liabilities — (0.9)%		(298,524,504)

Net Assets — 100.0%		$31,888,660,190

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $176,717, representing less than 0.05% of its net assets as of period end, and an original cost of $2,622,905.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.
(i)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	125

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$312,178,049	$73,346,087	(a)	$—	$(12,014)	$(48,178)	$385,463,944	385,348,339	$3,858,781	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,980,000	32,780,000	(a)	—	—	—	34,760,000	34,760,000	1,039		—

					$(12,014)	$(48,178)	$420,223,944		$3,859,820		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	643	03/18/22	$71,865	$(1,195,218)
MSCI Emerging Markets Index	525	03/18/22	32,151	29,937

				$(1,165,281)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Consolidated Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts Unrealized appreciation on futures contracts(a)	$29,937

Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation on futures contracts(a)	$1,195,218

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Consolidated Schedule of Investments. In the Consolidated Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Consolidated Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(979,938)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(515,943)

126	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® Core MSCI Total International Stock ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$101,930,095

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$4,096,232,852	$27,386,795,163	$4,616,410	$31,487,644,425
Preferred Stocks	115,241,047	163,742,854	—	278,983,901
Rights	—	181,994	150,430	332,424
Money Market Funds	420,223,944	—	—	420,223,944

	$4,631,697,843	$27,550,720,011	$4,766,840	$32,187,184,694

Derivative financial instruments(a)
Assets
Futures Contracts	$29,937	$—	$—	$29,937
Liabilities
Futures Contracts	(1,195,218)	—	—	(1,195,218)

	$(1,165,281)	$—	$—	$(1,165,281)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	127

Statements of Assets and Liabilities  (unaudited)

January 31, 2022

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$101,192,779,796	$5,487,733,480	$6,867,750,146	$1,024,345,211
Affiliated(c)	1,118,752,856	29,023,296	64,644,476	20,837,291
Cash	7,330	7,037	552	1,990
Foreign currency, at value(d)	209,222,977	11,901,074	8,863,790	1,281,056
Foreign currency collateral pledged:
Futures contracts(e)	32,429,424	1,934,582	—	142,577
Receivables:
Investments sold	19,833,784	31,510,162	—	10,027,904
Securities lending income — Affiliated	1,465,556	42,504	107,647	13,655
Variation margin on futures contracts	9,161,194	257,492	1,432,397	83,090
Capital shares sold	24,086,137	1,272,580	1,518,710	—
Dividends	66,801,277	2,236,014	4,670,947	1,141,254
Tax reclaims	139,254,669	9,894,010	5,310,221	3,042

Total assets	102,813,795,000	5,575,812,231	6,954,298,886	1,057,877,070

LIABILITIES
Collateral on securities loaned, at value	1,106,697,059	27,780,438	63,338,202	20,598,630
Deferred foreign capital gain tax	471,699	—	30,413	—
Payables:
Investments purchased	22,014,549	33,189,412	328,038	10,356,131
Investment advisory fees	6,108,279	415,996	290,288	80,473
Professional fees	—	77,170	—	—

Total liabilities	1,135,291,586	61,463,016	63,986,941	31,035,234

NET ASSETS	$101,678,503,414	$5,514,349,215	$6,890,311,945	$1,026,841,836

NET ASSETS CONSIST OF:
Paid-in capital	$91,558,527,506	$5,231,467,405	$6,194,552,989	$938,359,128
Accumulated earnings	10,119,975,908	282,881,810	695,758,956	88,482,708

NET ASSETS	$101,678,503,414	$5,514,349,215	$6,890,311,945	$1,026,841,836

Shares outstanding	1,420,000,000	98,300,000	106,050,000	16,900,000

Net asset value	$71.60	$56.10	$64.97	$60.76

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,138,361,581	$26,808,361	$61,106,223	$19,556,865
(b) Investments, at cost — Unaffiliated	$88,697,289,639	$5,101,664,029	$5,991,568,794	$908,001,474
(c) Investments, at cost — Affiliated	$1,118,560,424	$29,016,723	$64,639,713	$20,836,666
(d) Foreign currency, at cost	$210,736,297	$11,913,686	$8,934,041	$1,291,876
(e) Foreign currency collateral pledged, at cost	$33,571,294	$2,001,089	$10,690	$148,404

See notes to financial statements.

128	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

January 31, 2022

iShares Core MSCI Total International Stock ETF (Consolidated)

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$31,766,960,750
Affiliated(c)	420,223,944
Cash	5,930
Foreign currency, at value(d)	63,275,601
Cash pledged:
Futures contracts	4,081,000
Receivables:
Investments sold	2,094,494
Securities lending income — Affiliated	550,963
Variation margin on futures contracts	2,049,663
Dividends	29,819,166
Tax reclaims	23,383,017

Total assets	32,312,444,528

LIABILITIES
Collateral on securities loaned, at value	385,535,053
Deferred foreign capital gain tax	35,665,954
Payables:
Investments purchased	3,856
Investment advisory fees	2,479,995
Professional fees	97,010
Foreign taxes	2,470

Total liabilities	423,784,338

NET ASSETS	$31,888,660,190

NET ASSETS CONSIST OF:
Paid-in capital	$27,671,214,383
Accumulated earnings	4,217,445,807

NET ASSETS	$31,888,660,190

Shares outstanding	463,100,000

Net asset value	$68.86

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$374,885,994
(b) Investments, at cost — Unaffiliated	$25,971,251,091
(c) Investments, at cost — Affiliated	$420,139,794
(d) Foreign currency, at cost	$63,647,119

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	129

Statements of Operations  (unaudited)

Six Months Ended January 31, 2022

	iShares Core MSCI EAFE ETF	iShares Core MSCI Europe ETF	iShares Core MSCI International Developed Markets ETF	iShares Core MSCI Pacific ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,033,981,585	$42,049,045	$65,891,027	$14,668,952
Dividends — Affiliated	754	44	60	10
Non-cash dividends — Unaffiliated	—	2,687,341	3,547,619	—
Securities lending income — Affiliated — net	10,642,661	354,173	547,575	118,661
Other income — Unaffiliated	1,268,862	1,927	—	—
Foreign taxes withheld	(81,313,475)	(4,934,137)	(6,783,374)	(811,954)
Foreign withholding tax claims	—	788,403	—	—

Total investment income	964,580,387	40,946,796	63,202,907	13,975,669

EXPENSES
Investment advisory fees	35,984,619	2,421,640	1,635,941	497,245
Professional fees	126,886	79,041	—	—
Miscellaneous	217	217	217	217

Total expenses	36,111,722	2,500,898	1,636,158	497,462

Net investment income	928,468,665	38,445,898	61,566,749	13,478,207

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(109,317,633)	3,499,918	(3,955,065)	(7,486,677)
Investments — Affiliated	(51,792)	(897)	(5,035)	(837)
In-kind redemptions — Unaffiliated	—	20,209,814	—	15,679,653
Futures contracts	12,617,424	912,800	269,021	66,716
Foreign currency transactions	(18,088,830)	(637,019)	(1,259,495)	(153,343)

Net realized gain (loss)	(114,840,831)	23,984,616	(4,950,574)	8,105,512

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(a)	(4,142,088,053)	(189,190,320)	(240,139,048)	(77,501,951)
Investments — Affiliated	(79,000)	(2,402)	(2,734)	(297)
Futures contracts	1,052,216	263,658	(290,682)	(47,494)
Foreign currency translations	(8,025,805)	(479,350)	(319,189)	(28,345)

Net change in unrealized appreciation (depreciation)	(4,149,140,642)	(189,408,414)	(240,751,653)	(77,578,087)

Net realized and unrealized loss	(4,263,981,473)	(165,423,798)	(245,702,227)	(69,472,575)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,335,512,808)	$(126,977,900)	$(184,135,478)	$(55,994,368)

(a) Net of increase in deferred foreign capital gain tax of	$(317,758)	$—	$(22,604)	$—

See notes to financial statements.

130	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended January 31, 2022

iShares Core MSCI Total International Stock ETF (Consolidated)

INVESTMENT INCOME
Dividends — Unaffiliated	$341,786,786
Dividends — Affiliated	1,039
Securities lending income — Affiliated — net	3,858,781
Other income — Unaffiliated	3,269
Foreign taxes withheld	(32,696,381)
Foreign withholding tax claims	990,257
Other foreign taxes	(193,424)

Total investment income	313,750,327

EXPENSES
Investment advisory fees	14,249,787
Commitment fees	21,224
Professional fees	99,353
Miscellaneous	217
Mauritius income taxes	295
Interest expense	5,878

Total expenses	14,376,754

Net investment income	299,373,573

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(335,392,841)
Investments — Affiliated	(12,014)
Futures contracts	(979,938)
Foreign currency transactions	(4,820,823)

Net realized loss	(341,205,616)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(864,685,537)
Investments — Affiliated	(48,178)
Futures contracts	(515,943)
Foreign currency translations	(1,621,580)

Net change in unrealized appreciation (depreciation)	(866,871,238)

Net realized and unrealized loss	(1,208,076,854)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(908,703,281)

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(46,750)
(b) Net of increase in deferred foreign capital gain tax of	$(6,161,778)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	131

Statements of Changes in Net Assets

	iShares Core MSCI EAFE ETF		iShares Core MSCI Europe ETF

	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$928,468,665	$2,142,536,524	$38,445,898	$99,908,082
Net realized gain (loss)	(114,840,831)	23,252,945	23,984,616	160,111,913
Net change in unrealized appreciation (depreciation)	(4,149,140,642)	20,168,378,471	(189,408,414)	880,311,428

Net increase (decrease) in net assets resulting from operations	(3,335,512,808)	22,334,167,940	(126,977,900)	1,140,331,423

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,906,668,084)	(2,112,293,637)	(74,324,114)	(108,662,581)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	7,828,138,976	12,658,391,232	428,477,122	791,892,351

NET ASSETS
Total increase in net assets	2,585,958,084	32,880,265,535	227,175,108	1,823,561,193
Beginning of period	99,092,545,330	66,212,279,795	5,287,174,107	3,463,612,914

End of period	$101,678,503,414	$99,092,545,330	$5,514,349,215	$5,287,174,107

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

132	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets   (continued)

	iShares Core MSCI International Developed Markets ETF		iShares Core MSCI Pacific ETF

	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$61,566,749	$117,751,635	$13,478,207	$24,445,398
Net realized gain (loss)	(4,950,574)	41,724,751	8,105,512	30,216,438
Net change in unrealized appreciation (depreciation)	(240,751,653)	1,016,270,290	(77,578,087)	195,514,700

Net increase (decrease) in net assets resulting from operations	(184,135,478)	1,175,746,676	(55,994,368)	250,176,536

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(115,326,238)	(120,120,942)	(28,958,274)	(22,758,279)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,031,411,600	2,258,137,893	(7,872,999)	(12,442,609)

NET ASSETS
Total increase (decrease) in net assets	731,949,884	3,313,763,627	(92,825,641)	214,975,648
Beginning of period	6,158,362,061	2,844,598,434	1,119,667,477	904,691,829

End of period	$6,890,311,945	$6,158,362,061	$1,026,841,836	$1,119,667,477

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	133

Statements of Changes in Net Assets   (continued)

	iShares Core MSCI Total International Stock ETF (Consolidated)

	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$299,373,573	$596,426,478
Net realized loss	(341,205,616)	(257,760,514)
Net change in unrealized appreciation (depreciation)	(866,871,238)	5,875,003,450

Net increase (decrease) in net assets resulting from operations	(908,703,281)	6,213,669,414

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(606,862,707)	(597,352,014)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,338,431,337	4,903,165,094

NET ASSETS
Total increase in net assets	1,822,865,349	10,519,482,494
Beginning of period	30,065,794,841	19,546,312,347

End of period	$31,888,660,190	$30,065,794,841

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

134	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Core MSCI EAFE ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$75.40		$58.48	$60.80	$64.89	$62.42	$54.16

Net investment income(a)	0.69		1.76	1.52	2.00	2.05	1.76
Net realized and unrealized gain (loss)(b)		(3.10)	16.86	(2.26)	(4.14)	2.30	8.06

Net increase (decrease) from investment operations		(2.41)	18.62	(0.74)	(2.14)	4.35	9.82

Distributions(c)

From net investment income		(1.39)	(1.70)	(1.58)	(1.95)	(1.88)	(1.56)

Total distributions		(1.39)	(1.70)	(1.58)	(1.95)	(1.88)	(1.56)

Net asset value, end of period	$71.60		$75.40	$58.48	$60.80	$64.89	$62.42

Total Return(d)

Based on net asset value	(3.23	)%(e)	31.95%	(1.30)%	(3.13)%	7.02%	18.36%

Ratios to Average Net Assets(f)

Total expenses	0.07	%(g)	0.08%	0.07%	0.08%	0.08%	0.09%

Total expenses excluding professional fees for foreign withholding tax claims	0.07	%(g)	0.07%	N/A	0.08%	N/A	0.09%

Net investment income	1.81	%(g)	2.55%	2.57%	3.31%	3.14%	3.07	%(h)

Supplemental Data
Net assets, end of period (000)	$101,678,503		$99,092,545	$66,212,280	$64,849,495	$58,774,894	$33,131,929

Portfolio turnover rate(i)	1	%(e)	2%	2%	3%	2%	2%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended July 31, 2017:
• Ratio of net investment income to average net assets by 0.01%.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	135

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Europe ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$58.23		$44.41	$45.70	$49.27	$48.02	$40.87

Net investment income(a)	0.42	(b)	1.28	1.09	1.64	1.54	1.58
Net realized and unrealized gain (loss)(c)		(1.75)	13.91	(1.39)	(3.65)	1.47	6.71

Net increase (decrease) from investment operations		(1.33)	15.19	(0.30)	(2.01)	3.01	8.29

Distributions(d)

From net investment income		(0.80)	(1.37)	(0.99)	(1.56)	(1.76)	(1.14)

Total distributions		(0.80)	(1.37)	(0.99)	(1.56)	(1.76)	(1.14)

Net asset value, end of period	$56.10		$58.23	$44.41	$45.70	$49.27	$48.02

Total Return(e)

Based on net asset value	(2.30	)%(b)(f)	34.39%	(0.66)%	(3.96)%	6.36%	20.54%

Ratios to Average Net Assets(g)

Total expenses	0.09	%(h)	0.09%	0.09%	0.10%	0.10%	0.11%

Total expenses excluding professional fees for foreign withholding tax claims	0.09	%(h)	0.09%	N/A	0.10%	N/A	0.11%

Net investment income	1.43	%(b)(h)	2.46%	2.45%	3.62%	3.09%	3.60	%(b)

Supplemental Data
Net assets, end of period (000)	$5,514,349		$5,287,174	$3,463,613	$3,217,533	$2,522,811	$2,890,840

Portfolio turnover rate(i)	2	%(f)	3%	3%	4%	3%	4%

(a)	Based on average shares outstanding.
(b)

Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2022 and year ended July 31, 2017, respectively:

• Net investment income per share by $0.01 and $0.00, respectively.
• Total return by 0.01% and 0.00%, respectively.
• Ratio of net investment income to average net assets by 0.03% and 0.01%, respectively.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

136	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI International Developed Markets ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Period From 03/21/17 to 07/31/17	(a)

Net asset value, beginning of period.	$67.86		$52.39	$54.31	$57.40	$54.82	$50.87

Net investment income(b)	0.64		1.60	1.46	1.76	1.79	0.75
Net realized and unrealized gain (loss)(c)		(2.35)	15.42	(2.04)	(3.27)	2.06	3.88

Net increase (decrease) from investment operations		(1.71)	17.02	(0.58)	(1.51)	3.85	4.63

Distributions(d)

From net investment income		(1.18)	(1.55)	(1.34)	(1.58)	(1.27)	(0.68)

Total distributions		(1.18)	(1.55)	(1.34)	(1.58)	(1.27)	(0.68)

Net asset value, end of period	$64.97		$67.86	$52.39	$54.31	$57.40	$54.82

Total Return(e)

Based on net asset value	(2.54	)%(f)	32.63%	(1.14)%	(2.48)%	7.07%	9.14	%(f)

Ratios to Average Net Assets(g)

Total expenses	0.05	%(h)	0.05%	0.05%	0.05%	0.07%	0.07	%(h)

Total expenses after fees waived	0.05	%(h)	0.05%	0.05%	0.05%	0.03%	0.00	%(h)

Net investment income	1.88	%(h)	2.56%	2.81%	3.28%	3.08%	3.90	%(h)

Supplemental Data
Net assets, end of period (000)	$6,890,312		$6,158,362	$2,844,598	$1,425,653	$904,114	$65,788

Portfolio turnover rate(i)	2	%(f)	7%	17%	5%	6%	2	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	137

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Pacific ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$65.86		$52.60	$55.60	$58.23	$55.49	$49.58

Net investment income(a)	0.81		1.42	1.45	1.64	1.59	1.28
Net realized and unrealized gain (loss)(b)		(4.15)	13.15	(2.72)	(2.67)	3.01	6.07

Net increase (decrease) from investment operations		(3.34)	14.57	(1.27)	(1.03)	4.60	7.35

Distributions(c)

From net investment income		(1.76)	(1.31)	(1.73)	(1.60)	(1.86)	(1.44)

Total distributions		(1.76)	(1.31)	(1.73)	(1.60)	(1.86)	(1.44)

Net asset value, end of period	$60.76		$65.86	$52.60	$55.60	$58.23	$55.49

Total Return(d)

Based on net asset value	(5.17	)%(e)	27.70%	(2.45)%	(1.61)%	8.28%	15.09%

Ratios to Average Net Assets(f)

Total expenses	0.09	%(g)	0.09%	0.09%	0.10%	0.10%	0.11%

Net investment income	2.44	%(g)	2.24%	2.67%	2.97%	2.71%	2.48%

Supplemental Data
Net assets, end of period (000)	$1,026,842		$1,119,667	$904,692	$1,034,208	$890,946	$1,082,055

Portfolio turnover rate(h)	12	%(e)	6%	5%	5%	5%	3%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

138	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Core MSCI Total International Stock ETF (Consolidated)

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20		Year Ended 07/31/19		Year Ended 07/31/18		Year Ended 07/31/17

Net asset value, beginning of period	$72.22		$56.92	$57.96		$61.36		$59.26		$50.96

Net investment income(a)	0.68		1.58	1.53		1.77		1.79		1.58
Net realized and unrealized gain (loss)(b)		(2.68)	15.28	(1.06)		(3.55)		1.98		8.01

Net increase (decrease) from investment operations		(2.00)	16.86	0.47		(1.78)		3.77		9.59

Distributions(c)

From net investment income		(1.36)	(1.56)	(1.51)		(1.62)		(1.67)		(1.29)

Total distributions		(1.36)	(1.56)	(1.51)		(1.62)		(1.67)		(1.29)

Net asset value, end of period	$68.86		$72.22	$56.92		$57.96		$61.36		$59.26

Total Return(d)

Based on net asset value	(2.78	)%(e)	29.71%	0.77	%(f)	(2.73)%		6.39%		19.08%

Ratios to Average Net Assets(g)

Total expenses	0.09	%(h)	0.09%	0.09	%(g)	0.10	%(g)	0.11	%(g)	0.12	%(g)

Total expenses after fees waived	0.09	%(h)	0.09%	0.09	%(g)	0.10	%(g)	0.11	%(g)	0.12	%(g)

Total expenses excluding professional fees for foreign withholding tax claims	0.09	%(h)	0.09%	N/A		0.10%		N/A		0.12%

Net investment income	1.89	%(h)(i)	2.35%	2.72%		3.09%		2.87%		2.93%

Supplemental Data
Net assets, end of period (000)	$31,888,660		$30,065,795	$19,546,312		$15,457,552		$10,591,357		$6,892,430

Portfolio turnover rate(j)	4	%(e)	7%	7%		6%		2%		3%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Includes payment received from an affiliate, which had no impact on the Fund’s total return.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the six months ended January 31, 2022:
• Ratio of net investment income to average net assets by 0.01%.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	139

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core MSCI EAFE	Diversified
Core MSCI Europe	Diversified
Core MSCI International Developed Markets	Diversified
Core MSCI Pacific	Diversified
Core MSCI Total International Stock	Diversified

Basis of Consolidation: The accompanying consolidated financial statements for the iShares Core MSCI Total International Stock ETF includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in Indian securities. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The net assets of the Subsidiary as of period end were $1,218,911,078, which is 3.8% of the Fund’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

The iShares Core MSCI Total International Stock ETF has conducted its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must have commercial substance, on an annual basis, to satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius, have the place of effective management outside of India, and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

140	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, the Subsidiary is entitled to a tax credit equivalent to the higher of the actual foreign tax incurred or 80% of the Mauritius tax on its foreign source income, thus reducing its maximum effective tax rate to 3% up to June 30, 2021. After June 30, 2021, under the new tax regime and subject to meeting the necessary substance requirements as required under the Financial Services Act 2007 (as amended by the Finance Act 2018) and such guidelines issued by the Financial Services Commission (the “FSC”), the Subsidiary is entitled to either (a) a foreign tax credit equivalent to the actual foreign tax suffered on its foreign income against the Subsidiary’s tax liability computed at 15% on such income, or (b) a partial exemption of 80% of some of the income derived, including interest income or foreign source dividends. Taxes on income, if any, are paid by the Subsidiary and are disclosed in its Consolidated Statements of Operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied. There can be no assurance, however, that the DTAA will remain in effect during the Subsidiary’s existence or that it will continue to enjoy its benefits on the shares acquired prior to April 1, 2017.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

N O T E S T O F I N A N C I A L S T A T E M E N T S	141

Notes to Financial Statements  (unaudited) (continued)

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

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Notes to Financial Statements  (unaudited) (continued)

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core MSCI EAFE
Barclays Bank PLC	$7,371,437	$6,853,286		$—	$(518,151	)(b)
Barclays Capital, Inc.	42,489,114	42,489,114		—	—
BNP Paribas SA	18,619,642	18,597,121		—	(22,521	)(b)
BofA Securities, Inc.	61,315,394	61,315,394		—	—
Citigroup Global Markets, Inc.	275,923,945	275,923,945		—	—
Credit Suisse AG	15,169,374	15,169,374		—	—
Goldman Sachs & Co. LLC	94,902,267	94,808,943		—	(93,324	)(b)
HSBC Bank PLC	4,631,723	4,631,723		—	—
ING Financial Markets LLC	155,700	144,741		—	(10,959	)(b)
J.P. Morgan Securities LLC	56,410,809	55,984,330		—	(426,479	)(b)
Jefferies LLC	12,437,030	12,437,030		—	—
Macquarie Bank Ltd.	13,394,180	13,394,180		—	—
Morgan Stanley	494,118,789	494,118,789		—	—
Nomura Securities International, Inc.	2,969,989	2,969,989		—	—
Scotia Capital (USA), Inc.	790,363	790,363		—	—
SG Americas Securities LLC	7,140,644	7,140,644		—	—
State Street Bank & Trust Co.	10,964,530	10,964,530		—	—
UBS AG	19,176,901	19,176,901		—	—
Wells Fargo Securities LLC	379,750	378,187		—	(1,563	)(b)

	$1,138,361,581	$1,137,288,584		$—	$(1,072,997)

Core MSCI Europe
BNP Paribas SA	$1,116,608	$1,116,608		$—	$—
BofA Securities, Inc.	517,490	517,490		—	—
Citigroup Global Markets, Inc.	1,635,228	1,635,228		—	—
Credit Suisse AG	123,691	120,030		—	(3,661	)(b)
Credit Suisse Securities (USA) LLC	1,673	1,673		—	—
Goldman Sachs & Co. LLC	2,573,513	2,573,513		—	—
HSBC Bank PLC	2,122,385	2,122,385		—	—
J.P. Morgan Securities LLC	1,533,880	1,533,880		—	—
Jefferies LLC	1,252,038	1,252,038		—	—
Macquarie Bank Ltd.	1,742,398	1,728,205		—	(14,193	)(b)
Morgan Stanley	13,130,597	13,130,597		—	—
UBS AG	1,058,860	1,058,860		—	—

	$26,808,361	$26,790,507		$—	$(17,854)

Core MSCI International Developed Markets
BNP Paribas SA	$1,080,086	$1,080,086		$—	$—
BofA Securities, Inc.	1,518,485	1,518,485		—	—
Citigroup Global Markets, Inc.	950,892	950,892		—	—
Credit Suisse Securities (USA) LLC	517,215	517,215		—	—
Goldman Sachs & Co. LLC	5,705,887	5,595,769		—	(110,118	)(b)
HSBC Bank PLC	4,630,503	4,630,503		—	—
J.P. Morgan Securities LLC	5,279,242	5,212,247		—	(66,995	)(b)
Jefferies LLC	1,917,590	1,917,590		—	—
Macquarie Bank Ltd.	15,272	15,272		—	—
Morgan Stanley	36,314,188	36,314,188		—	—
Scotia Capital (USA), Inc.	2,036,884	2,036,884		—	—
State Street Bank & Trust Co.	117,315	117,315		—	—
UBS AG	1,022,664	1,022,664		—	—

	$61,106,223	$60,929,110		$—	$(177,113)

N O T E S T O F I N A N C I A L S T A T E M E N T S	143

Notes to Financial Statements  (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core MSCI Pacific
BNP Paribas SA	$14,172,480	$14,172,480		$—	$—
BofA Securities, Inc.	391,874	391,874		—	—
Citigroup Global Markets, Inc.	81,189	81,189		—	—
Credit Suisse Securities (USA) LLC	919,708	919,708		—	—
HSBC Bank PLC	194,928	194,928		—	—
J.P. Morgan Securities LLC	1,430,887	1,430,887		—	—
Macquarie Bank Ltd.	208,769	208,769		—	—
Morgan Stanley	1,764,700	1,764,700		—	—
Nomura Securities International, Inc.	328,818	328,818		—	—
SG Americas Securities LLC	16,844	16,844		—	—
UBS AG	46,668	46,668		—	—

	$19,556,865	$19,556,865		$—	$—

Core MSCI Total International Stock
Barclays Bank PLC	$2,998,474	$2,750,446		$—	$(248,028	)(b)
Barclays Capital, Inc.	19,347,566	19,347,566		—	—
BNP Paribas SA	17,716,440	17,010,251		—	(706,189	)(b)
BofA Securities, Inc.	30,605,107	30,605,107		—	—
Citigroup Global Markets, Inc.	135,191,532	135,191,532		—	—
Credit Suisse Securities (USA) LLC	1,971,857	1,971,857		—	—
Deutsche Bank Securities, Inc.	41,351	41,351		—	—
Goldman Sachs & Co. LLC	31,750,774	31,750,774		—	—
HSBC Bank PLC	6,321,584	6,321,584		—	—
J.P. Morgan Securities LLC	27,155,158	27,155,158		—	—
J.P. Morgan Securities PLC	166,047	166,047		—	—
Jefferies LLC	3,893,190	3,893,190		—	—
Macquarie Bank Ltd.	4,822,603	4,822,603		—	—
Morgan Stanley	80,852,695	80,852,695		—	—
National Financial Services LLC	6,524	5,849		—	(675	)(b)
Nomura Securities International, Inc.	1,095,653	1,095,653		—	—
SG Americas Securities LLC	4,471,174	4,471,174		—	—
State Street Bank & Trust Co.	1,435,049	1,393,197		—	(41,852	)(b)
UBS AG	4,687,718	4,687,718		—	—
UBS Securities LLC	348,718	312,448		—	(36,270	)(b)
Wells Fargo Bank N.A.	6,780	6,079		—	(701	)(b)

	$374,885,994	$373,852,279		$—	$(1,033,715)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market

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Notes to Financial Statements  (unaudited) (continued)

value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee

Core MSCI EAFE	0.07%
Core MSCI Europe	0.09
Core MSCI International Developed Markets	0.05
Core MSCI Pacific	0.09
Core MSCI Total International Stock	0.09

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares Core MSCI Total International Stock ETF, BFA contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

For six months ended January 31, 2022, there were no fees waived by BFA pursuant to this arrangement.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	145

Notes to Financial Statements  (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

Core MSCI EAFE	$2,472,813
Core MSCI Europe	81,909
Core MSCI International Developed Markets	128,722
Core MSCI Pacific	27,505
Core MSCI Total International Stock	914,537

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)

Core MSCI EAFE	$62,750,218	$165,354,117	$(53,794,662)
Core MSCI Europe	16,772,477	17,160,743	(2,597,511)
Core MSCI International Developed Markets	23,416,154	24,532,644	(4,846,300)
Core MSCI Pacific	12,397,961	20,813,408	1,420,454
Core MSCI Total International Stock	75,733,669	127,876,317	(22,892,609)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

Core MSCI EAFE	$2,322,110,166	$1,330,200,973
Core MSCI Europe	179,207,875	119,373,290
Core MSCI International Developed Markets	250,319,073	153,785,469
Core MSCI Pacific	124,792,618	126,635,485
Core MSCI Total International Stock	2,108,694,901	1,173,123,801

For the six months ended January 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

Core MSCI EAFE	$6,110,679,043	$—
Core MSCI Europe	416,718,734	63,114,390
Core MSCI International Developed Markets	898,015,620	—
Core MSCI Pacific	30,026,253	50,129,099
Core MSCI Total International Stock	2,142,276,734	—

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

146	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

As of July 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

Core MSCI EAFE	$1,116,468,896
Core MSCI Europe	89,432,193
Core MSCI International Developed Markets	116,018,277
Core MSCI Pacific	16,064,906
Core MSCI Total International Stock	736,777,706

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Core MSCI EAFE	$90,841,013,853	$19,747,427,596	$(8,279,368,116)	$11,468,059,480
Core MSCI Europe	5,172,460,547	760,560,226	(416,122,211)	344,438,015
Core MSCI International Developed Markets	6,112,345,938	1,078,273,254	(258,532,148)	819,741,106
Core MSCI Pacific	942,239,850	219,748,281	(116,902,004)	102,846,277
Core MSCI Total International Stock	26,790,628,837	7,127,515,284	(1,732,124,708)	5,395,390,576

9.	LINE OF CREDIT

The iShares Core MSCI Total International Stock ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on October 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Fund, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement. The Credit Agreement was terminated on August 12, 2021.

Effective August 13, 2021, the iShares Core MSCI Total International Stock ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six months ended January 31, 2022, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Credit Agreement and Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates

Core MSCI Total International Stock	$32,000,000	$1,043,478	1.10%

Effective August 26, 2021, iShares Core MSCI Total International Stock ETF, along with certain other iShares funds (“Mauritius Participating Funds”), is a party to a $750,000,000 unsecured and uncommitted line of credit (“Uncommitted Liquidity Facility”) with State Street Bank and Trust Company, which may be used solely to facilitate trading associated with the closure of the Fund’s Mauritius subsidiary. The Uncommitted Liquidity Facility has interest at a rate equal to the higher of (a) the U.S. Federal Funds rate (not less than zero) plus 1.25% per annum or (b) the Overnight Bank Funding rate (not less than zero) plus 1.25% per annum on amounts borrowed. Each Mauritius Participating Fund will be removed from the Uncommitted Liquidity Facility once trading out of its holdings in the Mauritius subsidiary is complete. During the six months ended January 31, 2022, the Fund did not borrow under the Uncommitted Liquidity Facility.

N O T E S T O F I N A N C I A L S T A T E M E N T S	147

Notes to Financial Statements  (unaudited) (continued)

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

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Notes to Financial Statements  (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/22		Year Ended 07/31/21

iShares ETF	Shares	Amount	Shares	Amount

Core MSCI EAFE
Shares sold	105,800,000	$7,828,138,976	182,000,000	$12,658,391,232

Core MSCI Europe
Shares sold	8,600,000	$492,868,234	26,600,000	$1,514,525,804
Shares redeemed	(1,100,000)	(64,391,112)	(13,800,000)	(722,633,453)

Net increase	7,500,000	$428,477,122	12,800,000	$791,892,351

Core MSCI International Developed Markets
Shares sold	15,300,000	$1,031,411,600	39,300,000	$2,421,332,799
Shares redeemed	—	—	(2,850,000)	(163,194,906)

Net increase	15,300,000	$1,031,411,600	36,450,000	$2,258,137,893

Core MSCI Pacific
Shares sold	700,000	$44,778,730	800,000	$52,839,092
Shares redeemed	(800,000)	(52,651,729)	(1,000,000)	(65,281,701)

Net decrease	(100,000)	$(7,872,999)	(200,000)	$(12,442,609)

Core MSCI Total International Stock
Shares sold	46,800,000	$3,338,431,337	72,900,000	$4,903,165,094

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other

N O T E S T O F I N A N C I A L S T A T E M E N T S	149

Notes to Financial Statements  (unaudited) (continued)

transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each of the iShares Core MSCI Europe ETF and iShares Core MSCI Total International Stock ETF is able to pass through to its shareholders as a foreign tax credit in the current year, each of the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

13.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares Core MSCI EAFE ETF, iShares Core MSCI Europe ETF, iShares Core MSCI International Developed Markets ETF, iShares Core MSCI Pacific ETF and iShares Core MSCI Total International Stock ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	151

Supplemental Information  (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share

Core MSCI EAFE(a)	$1.232954	$—	$0.153960	$ 1.386914	89%	—%	11%		100%
Core MSCI Europe(a)	0.795989	—	0.000487	0.796476	100	—	0	(b)	100
Core MSCI International Developed Markets(a)	1.066038	—	0.110931	1.176969	91	—	9		100
Core MSCI Pacific(a)	1.257269	—	0.505946	1.763215	71	—	29		100
Core MSCI Total International Stock(a)	1.153546	—	0.205491	1.359037	85	—	15		100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

(b)	Rounds to less than 1%.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	153

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

SDR	Swedish Depositary Receipt

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Want to know more?

iShares.com  |  1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-108-0122

JANUARY 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI Intl Momentum Factor ETF | IMTM | NYSE Arca

•	iShares MSCI Intl Quality Factor ETF | IQLT | NYSE Arca

•	iShares MSCI Intl Size Factor ETF | ISZE | NYSE Arca

•	iShares MSCI Intl Value Factor ETF | IVLU | NYSE Arca

•	iShares MSCI USA Momentum Factor ETF | MTUM | Cboe BZX

•	iShares MSCI USA Quality Factor ETF | QUAL | Cboe BZX

•	iShares MSCI USA Size Factor ETF | SIZE | NYSE Arca

•	iShares MSCI USA Value Factor ETF | VLUE | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	3.44%	23.29%

U.S. small cap equities (Russell 2000® Index)	(8.41)	(1.21)

International equities (MSCI Europe, Australasia, Far East Index)	(3.43)	7.03

Emerging market equities (MSCI Emerging Markets Index)	(4.59)	(7.23)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.87)	(4.43)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(3.17)	(2.97)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.56)	(1.22)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(1.55)	2.05
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2022	iShares® MSCI Intl Momentum Factor ETF

Investment Objective

The iShares MSCI Intl Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large- and mid-capitalization stocks exhibiting relatively higher momentum characteristics, as represented by the MSCI World ex USA Momentum Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(3.78)%	1.58%	9.66%	7.50%	1.58%	58.60%	66.52%
Fund Market	(4.01)	1.60	9.39	7.49	1.60	56.61	66.39
Index	(4.53)	0.69	9.62	7.61	0.69	58.25	67.70

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 962.20	$ 1.48		$ 1,000.00	$ 1,023.70	$ 1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	24.8%
Industrials	16.4
Consumer Discretionary	13.6
Information Technology	12.0
Health Care	10.7
Energy	8.7
Consumer Staples	6.1
Materials	4.7
Communication Services	1.5
Other (each representing less than 1%)	1.5

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Japan	17.7%
France	14.2
Canada	14.0
United Kingdom	9.3
Switzerland	8.7
Netherlands	8.3
Australia	5.6
Denmark	4.9
Germany	4.5
Sweden	3.4

4	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022	iShares® MSCI Intl Quality Factor ETF

Investment Objective

The iShares MSCI Intl Quality Factor ETF (the “Fund”) seeks to track the investment results of an index that measures the performance of international developed large-and mid-capitalization stocks exhibiting relatively higher quality characteristics as identified through three fundamental variables: return on equity, earnings variability and debt-to-equity, as represented by the MSCI World ex USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(3.86)%	8.74%	10.83%	8.04%	8.74%	67.23%	72.58%
Fund Market	(3.93)	8.94	10.73	8.06	8.94	66.44	72.75
Index	(4.61)	7.73	10.76	8.10	7.73	66.67	73.19

The inception date of the Fund was 1/13/15. The first day of secondary market trading was 1/15/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 961.40	$ 1.48		$ 1,000.00	$ 1,023.70	$ 1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Financials	20.1%
Industrials	14.5
Consumer Discretionary	11.4
Health Care	10.9
Consumer Staples	9.6
Information Technology	9.0
Materials	8.7
Energy	5.1
Communication Services	4.7
Utilities	3.4
Real Estate	2.6

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Switzerland	13.7%
Japan	13.5
United Kingdom	13.3
France	10.1
Australia	8.6
Canada	7.9
Netherlands	5.9
Hong Kong	5.5
Germany	5.1
Denmark	4.6

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2022	iShares® MSCI Intl Size Factor ETF

Investment Objective

The iShares MSCI Intl Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI World ex USA Low Size Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(4.69)%	4.33%	6.94%	5.37%	4.33%	39.84%	41.48%
Fund Market	(4.83)	3.99	6.75	5.31	3.99	38.62	40.91
Index	(5.30)	3.51	6.85	5.30	3.51	39.25	40.79

The inception date of the Fund was 6/16/15. The first day of secondary market trading was 6/18/15.

Index performance through December 2, 2018 reflects the performance of the MSCI World ex USA Risk Weighted Index. Index performance beginning on December 3, 2018 reflects the performance of the MSCI World ex USA Low Size Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 953.10	$ 1.48		$ 1,000.00	$ 1,023.70	$ 1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Industrials	18.1%
Financials	16.0
Consumer Discretionary	10.5
Materials	9.7
Consumer Staples	8.4
Health Care	7.4
Information Technology	7.3
Real Estate	6.8
Communication Services	6.4
Utilities	5.6
Energy	3.8

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Japan	28.6%
Canada	10.1
United Kingdom	9.3
France	7.3
Australia	7.2
Germany	6.0
Switzerland	4.3
Hong Kong	4.1
Sweden	4.0
Netherlands	3.2

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Fund Summary as of January 31, 2022	iShares® MSCI Intl Value Factor ETF

Investment Objective

The iShares MSCI Intl Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of international developed large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI World ex USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	3.95%	18.50%	5.85%	3.74%	18.50%	32.85%	27.59%
Fund Market	4.19	18.93	5.80	3.76	18.93	32.56	27.75
Index	3.21	17.56	5.73	3.69	17.56	32.13	27.13

The inception date of the Fund was 6/16/15. The first day of secondary market trading was 6/18/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,039.50	$ 1.54		$ 1,000.00	$ 1,023.70	$ 1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Peracent of Total Investments(a)

Financials	19.7%
Industrials	15.3
Consumer Discretionary	11.3
Health Care	11.2
Consumer Staples	10.0
Information Technology	9.3
Materials	8.1
Energy	5.0
Communication Services	4.5
Utilities	3.1
Real Estate	2.5

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments(a)

Japan	35.3%
United Kingdom	16.1
France	10.9
Germany	8.3
Switzerland	5.3
Australia	4.4
Netherlands	3.2
Canada	3.2
Hong Kong	2.5
Italy	2.4

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2022	iShares® MSCI USA Momentum Factor ETF

Investment Objective

The iShares MSCI USA Momentum Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks exhibiting relatively higher price momentum, as represented by the MSCI USA Momentum SR Variant Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(5.09)%	1.49%	17.43%	15.50%	1.49%	123.32%	255.22%
Fund Market	(5.10)	1.51	17.43	15.50	1.51	123.33	255.19
Index	(5.03)	1.62	17.67	15.73	1.62	125.62	261.20

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Index performance through November 22, 2020 reflects the performance of the MSCI USA Momentum Index. Index performance beginning on November 23, 2020 reflects the performance of the MSCI USA Momentum SR Variant Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 949.10	$ 0.74		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	34.3%
Financials	25.4
Health Care	11.2
Consumer Discretionary	8.4
Communication Services	5.5
Energy	5.2
Industrials	4.3
Consumer Staples	3.2
Materials	1.3
Real Estate	1.2

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Microsoft Corp.	5.2%
Tesla Inc.	4.8
NVIDIA Corp.	4.4
JPMorgan Chase & Co.	4.1
Bank of America Corp.	3.9
Eli Lilly & Co.	3.2
Costco Wholesale Corp.	3.1
Accenture PLC, Class A	2.9
Adobe Inc.	2.9
Intuit Inc.	2.7

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022	iShares® MSCI USA Quality Factor ETF

Investment Objective

The iShares MSCI USA Quality Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with quality characteristics as identified through certain fundamental metrics, as represented by the MSCI USA Sector Neutral Quality Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(0.75)%	21.60%	16.11%	14.25%	21.60%	111.02%	212.30%
Fund Market	(0.81)	21.55	16.10	14.25	21.55	110.93	212.20
Index	(0.67)	21.90	16.32	14.46	21.90	112.99	216.84

The inception date of the Fund was 7/16/13. The first day of secondary market trading was 7/18/13.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Quality Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Sector Neutral Quality Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 992.50	$ 0.75		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	29.9%
Health Care	12.8
Consumer Discretionary	11.7
Communication Services	10.5
Financials	10.4
Industrials	8.0
Consumer Staples	5.5
Energy	3.2
Real Estate	2.9
Utilities	2.7
Materials	2.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Meta Platforms Inc., Class A	4.5%
Johnson & Johnson	4.3
Nike Inc., Class B	4.0
Apple Inc.	3.8
Microsoft Corp.	3.1
Mastercard Inc., Class A	2.9
Costco Wholesale Corp.	2.8
NVIDIA Corp.	2.7
Target Corp.	2.4
Eli Lilly & Co.	2.4

F U N D S U M M A R Y	9

Fund Summary as of January 31, 2022	iShares® MSCI USA Size Factor ETF

Investment Objective

The iShares MSCI USA Size Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with relatively smaller average market capitalization, as represented by the MSCI USA Low Size Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(0.71)%	18.82%	14.02%	13.24%	18.82%	92.67%	198.50%
Fund Market	(0.79)	18.84	13.99	13.23	18.84	92.44	198.27
Index	(0.65)	18.98	14.18	13.41	18.98	94.07	202.19

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Index performance through December 2, 2018 reflects the performance of the MSCI USA Risk Weighted Index. Index performance beginning on December 3, 2018 reflects the performance of the MSCI USA Low Size Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 992.90	$ 0.75		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	17.5%
Financials	14.3
Industrials	13.1
Health Care	13.0
Consumer Discretionary	10.1
Real Estate	5.9
Consumer Staples	5.9
Utilities	5.7
Communication Services	5.4
Materials	5.2
Energy	3.9

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

Apollo Global Management Inc.	0.3%
Fair Isaac Corp.	0.2
Halliburton Co.	0.2
Vertex Pharmaceuticals Inc.	0.2
Citrix Systems Inc.	0.2
Cerner Corp.	0.2
Activision Blizzard Inc.	0.2
Occidental Petroleum Corp.	0.2
NiSource Inc.	0.2
McCormick & Co. Inc./MD	0.2

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022	iShares® MSCI USA Value Factor ETF

Investment Objective

The iShares MSCI USA Value Factor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large- and mid-capitalization stocks with value characteristics and relatively lower valuations, as represented by the MSCI USA Enhanced Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	4.43%	22.45%	11.43%	11.60%	22.45%	71.80%	162.54%
Fund Market	4.33	22.35	11.41	11.59	22.35	71.66	162.37
Index	4.52	22.66	11.59	11.78	22.66	73.07	166.01

The inception date of the Fund was 4/16/13. The first day of secondary market trading was 4/18/13.

Index performance through August 31, 2015 reflects the performance of the MSCI USA Value Weighted Index. Index performance beginning on September 1, 2015 reflects the performance of the MSCI USA Enhanced Value Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,044.30	$ 0.77		$ 1,000.00	$ 1,024.40	$ 0.77		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)

Information Technology	30.0%
Health Care	13.3
Consumer Discretionary	11.9
Communication Services	10.6
Financials	10.4
Industrials	7.7
Consumer Staples	5.7
Energy	3.0
Real Estate	2.6
Materials	2.4
Utilities	2.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)

AT&T Inc.	7.5%
Intel Corp.	6.0
Micron Technology Inc.	3.6
Cisco Systems Inc.	3.5
Ford Motor Co.	3.4
General Motors Co.	3.1
International Business Machines Corp.	2.8
Pfizer Inc.	2.5
AbbVie Inc.	2.1
Citigroup Inc.	2.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.6%
Aristocrat Leisure Ltd.	53,995	$1,565,195
AusNet Services Ltd.	195,491	359,723
Australia & New Zealand Banking Group Ltd.	150,207	2,838,737
Commonwealth Bank of Australia	191,523	12,772,618
Computershare Ltd.	61,891	857,908
Domino’s Pizza Enterprises Ltd.	5,934	437,711
Glencore PLC	1,258,041	6,553,907
IDP Education Ltd.	25,266	528,119
James Hardie Industries PLC	36,297	1,221,584
Macquarie Group Ltd.	35,348	4,620,390
National Australia Bank Ltd.	250,368	4,830,962
Reece Ltd.	14,581	225,107
SEEK Ltd.	21,066	436,555
South32 Ltd.	476,735	1,311,639
Sydney Airport(a)	114,344	702,772
Tabcorp Holdings Ltd.	116,777	410,305
Telstra Corp. Ltd.	363,696	1,011,046
Washington H Soul Pattinson & Co. Ltd.	11,448	222,250
Wesfarmers Ltd.	60,034	2,240,019
Westpac Banking Corp.	208,788	3,011,335
WiseTech Global Ltd.	13,650	444,572

		46,602,454

Austria — 0.5%
Erste Group Bank AG	38,420	1,795,773
OMV AG	21,972	1,344,783
Raiffeisen Bank International AG	20,329	571,392
Verbund AG	7,475	791,678

		4,503,626

Belgium — 0.5%
KBC Group NV	26,779	2,328,952
Sofina SA	1,996	794,703
UCB SA	11,554	1,149,684

		4,273,339

Canada — 14.0%
Bank of Montreal	73,830	8,356,732
Bank of Nova Scotia (The)	93,089	6,705,132
BlackBerry Ltd.(a)	42,411	348,990
Brookfield Asset Management Inc., Class A	199,258	10,972,788
Cameco Corp.	56,196	1,092,399
Canadian Imperial Bank of Commerce	49,523	6,218,669
Canadian National Railway Co.	65,278	7,956,198
Canadian Natural Resources Ltd.	139,441	7,092,991
Cenovus Energy Inc.	189,210	2,752,227
CGI Inc.(a)	11,320	966,495
Constellation Software Inc.	2,324	4,002,714
First Quantum Minerals Ltd.	29,884	736,080
FirstService Corp.	3,072	489,843
George Weston Ltd.	10,380	1,131,948
GFL Environmental Inc.	17,322	569,065
Gildan Activewear Inc.	10,847	431,781
Great-West Lifeco Inc.	14,871	464,562
iA Financial Corp. Inc.	7,069	459,959
IGM Financial Inc.	8,335	292,838
Imperial Oil Ltd.	26,179	1,071,132
Ivanhoe Mines Ltd., Class A(a)	42,766	366,378
Lightspeed Commerce Inc.(a)	19,702	639,503
Loblaw Companies Ltd.	27,469	2,119,250
National Bank of Canada	32,157	2,572,762

Security	Shares	Value

Canada (continued)
Nutrien Ltd.	62,191	$4,343,561
Nuvei Corp.(a)(b)	11,490	700,256
Power Corp. of Canada	54,006	1,735,975
RioCan REIT	10,628	185,027
Royal Bank of Canada	127,426	14,528,459
Shaw Communications Inc., Class B, NVS	28,492	849,280
Suncor Energy Inc.	141,351	4,038,759
Teck Resources Ltd., Class B	44,778	1,382,987
TFI International Inc.	11,342	1,091,684
Thomson Reuters Corp.	23,462	2,518,683
Toromont Industries Ltd.	6,277	529,803
Toronto-Dominion Bank (The)	167,812	13,440,538
Tourmaline Oil Corp.	52,963	1,888,277
WSP Global Inc.	18,789	2,505,397

		117,549,122

Denmark — 4.9%
AP Moller - Maersk A/S, Class A	337	1,129,036
AP Moller - Maersk A/S, Class B, NVS	607	2,180,431
Carlsberg A/S, Class B	4,636	750,710
Demant A/S(a)	6,138	271,566
DSV A/S	14,327	2,910,969
Novo Nordisk A/S, Class B	330,797	32,903,798
Pandora A/S	7,936	862,958

		41,009,468

Finland — 1.0%
Fortum OYJ	40,120	1,092,055
Kesko OYJ, Class B	15,367	485,339
Nokia OYJ(a)	475,950	2,838,387
Nordea Bank Abp	288,638	3,428,350
Wartsila OYJ Abp	37,733	465,867

		8,309,998

France — 14.1%
Airbus SE(a)	36,664	4,681,744
ArcelorMittal SA	71,978	2,138,037
AXA SA	162,833	5,157,083
BNP Paribas SA	90,927	6,491,222
Bollore SA	92,783	500,119
Bureau Veritas SA	23,759	679,801
Capgemini SE	21,353	4,800,504
Cie. de Saint-Gobain	41,850	2,831,883
CNP Assurances	19,949	491,048
Credit Agricole SA	88,351	1,329,192
Dassault Systemes SE	95,084	4,598,107
EssilorLuxottica SA	37,048	7,008,942
Eurazeo SE	4,900	389,346
Eurofins Scientific SE	11,140	1,118,488
Hermes International	5,244	7,873,441
La Francaise des Jeux SAEM(b)	4,740	196,253
Legrand SA	24,309	2,474,001
L’Oreal SA	24,690	10,546,250
LVMH Moet Hennessy Louis Vuitton SE	26,078	21,419,875
Pernod Ricard SA	19,664	4,206,117
Publicis Groupe SA	19,357	1,311,647
Sartorius Stedim Biotech	2,277	998,490
Schneider Electric SE	39,891	6,757,348
Societe Generale SA	93,371	3,465,963
Teleperformance	4,040	1,521,420
TotalEnergies SE	209,179	11,895,470
Veolia Environnement SA	63,517	2,294,537

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Vivendi SE	98,243	$1,287,511
Wendel SE	1,777	193,011

		118,656,850

Germany — 4.1%
Bayerische Motoren Werke AG	19,427	2,056,210
Brenntag SE	11,409	977,480
Carl Zeiss Meditec AG, Bearer	3,487	560,780
Daimler AG, Registered	74,609	5,953,330
Daimler Truck Holding AG(a)	36,749	1,295,545
Deutsche Post AG, Registered	68,995	4,152,160
GEA Group AG	11,719	553,666
Infineon Technologies AG	100,611	4,178,148
KION Group AG	4,233	391,355
Merck KGaA	20,360	4,464,913
Nemetschek SE	7,112	657,377
Siemens AG, Registered	38,461	6,106,495
Siemens Healthineers AG(b)	30,929	1,987,567
Uniper SE	11,221	507,748
Volkswagen AG	3,161	915,356

		34,758,130

Hong Kong — 0.2%
Chow Tai Fook Jewellery Group Ltd.	183,000	321,526
Techtronic Industries Co. Ltd.	91,500	1,509,758

		1,831,284

Ireland — 0.2%
Kingspan Group PLC	13,027	1,253,941
Smurfit Kappa Group PLC	14,606	769,818

		2,023,759

Israel — 1.1%
Azrieli Group Ltd.	5,903	533,721
Bank Hapoalim BM	129,556	1,344,498
Bank Leumi Le-Israel BM	260,810	2,797,185
CyberArk Software Ltd.(a)	3,417	468,642
ICL Group Ltd.	97,359	880,468
Inmode Ltd.(a)	10,031	483,795
Israel Discount Bank Ltd., Class A	176,605	1,184,286
Kornit Digital Ltd.(a)	6,181	649,376
Mizrahi Tefahot Bank Ltd.	18,630	720,188

		9,062,159

Italy — 2.1%
Assicurazioni Generali SpA	108,956	2,292,951
Eni SpA	310,488	4,663,900
Intesa Sanpaolo SpA	1,277,615	3,796,866
Mediobanca Banca di Credito Finanziario SpA	45,092	516,602
Moncler SpA	23,048	1,479,210
Poste Italiane SpA(b)	47,182	633,305
Tenaris SA	48,438	591,278
UniCredit SpA	204,612	3,251,983

		17,226,095

Japan — 17.7%
AGC Inc.	17,200	789,401
Ajinomoto Co. Inc.	84,900	2,368,836
Asahi Group Holdings Ltd.	40,100	1,636,910
Benefit One Inc.	15,100	459,241
Bridgestone Corp.	51,200	2,242,111
Dai Nippon Printing Co. Ltd.	21,000	504,108
Daikin Industries Ltd.	14,200	2,981,205
Daito Trust Construction Co. Ltd.	5,800	665,066

Security	Shares	Value

Japan (continued)
Daiwa Securities Group Inc.	112,000	$674,878
Denso Corp.	36,900	2,753,983
Fuji Electric Co. Ltd.	10,100	539,807
FUJIFILM Holdings Corp.	43,500	2,916,066
Fujitsu Ltd.	16,300	2,154,833
Hamamatsu Photonics KK	7,200	368,361
Hitachi Ltd.	101,000	5,249,576
Hitachi Metals Ltd.(a)	12,500	225,409
Hoya Corp.	40,200	5,212,667
Ibiden Co. Ltd.	9,400	525,275
Idemitsu Kosan Co. Ltd.	18,500	474,000
Iida Group Holdings Co. Ltd.	8,800	183,081
Inpex Corp.	103,600	1,047,343
Isuzu Motors Ltd.	58,100	711,725
JFE Holdings Inc.	55,400	711,715
JSR Corp.	21,800	722,630
Keyence Corp.	20,600	10,566,202
Kikkoman Corp.	18,300	1,383,259
Koei Tecmo Holdings Co. Ltd.	3,020	109,253
Kurita Water Industries Ltd.	8,800	357,839
Lasertec Corp.	9,400	2,108,771
Marubeni Corp.	124,200	1,278,010
Mazda Motor Corp.(a)	50,400	388,269
Misumi Group Inc.	36,300	1,177,640
Mitsubishi Chemical Holdings Corp.	121,900	956,206
Mitsubishi Corp.	139,700	4,743,153
Mitsubishi UFJ Financial Group Inc.	872,000	5,285,436
Mitsui & Co. Ltd.	139,300	3,473,497
Nippon Sanso Holdings Corp.	13,900	276,037
Nippon Steel Corp.	67,800	1,108,161
Nippon Telegraph & Telephone Corp.	139,000	3,977,865
Nippon Yusen KK	32,000	2,508,586
Nissan Motor Co. Ltd.(a)	135,800	718,733
Nomura Real Estate Holdings Inc.	6,300	147,526
Nomura Research Institute Ltd.	30,900	1,081,682
NTT Data Corp.	83,900	1,608,425
Omron Corp.	18,000	1,315,971
Open House Group Co. Ltd.	10,600	548,796
ORIX Corp.	135,100	2,786,724
Panasonic Corp.	116,700	1,284,809
Persol Holdings Co. Ltd.	20,500	529,224
Recruit Holdings Co. Ltd.	182,300	9,010,830
Renesas Electronics Corp.(a)	61,900	710,415
Ricoh Co. Ltd.	32,400	273,599
Seiko Epson Corp.	19,400	302,184
Seven & i Holdings Co. Ltd.	52,100	2,649,735
Shimadzu Corp.	19,100	689,161
Shin-Etsu Chemical Co. Ltd.	21,500	3,597,150
Shionogi & Co. Ltd.	28,800	1,641,389
Sony Group Corp.	103,900	11,623,134
Sumitomo Chemical Co. Ltd.	93,500	471,525
Sysmex Corp.	14,400	1,370,749
Tokyo Electron Ltd.	11,600	5,673,942
Toshiba Corp.	32,100	1,329,262
Toyota Motor Corp.	1,108,300	21,903,522
Toyota Tsusho Corp.	13,800	559,638
Yamaha Motor Co. Ltd.	29,200	695,354

		148,339,890

Netherlands — 8.3%
Adyen NV(a)(b)	1,977	4,022,992

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Netherlands (continued)
Aegon NV	137,886	$777,883
ASM International NV	9,209	3,164,032
ASML Holding NV	51,147	34,641,581
CNH Industrial NV	121,575	1,853,057
Davide Campari-Milano NV	48,412	607,827
EXOR NV	9,768	819,056
IMCD NV	11,206	1,927,655
ING Groep NV	425,311	6,289,967
Koninklijke Ahold Delhaize NV	97,866	3,173,266
Koninklijke DSM NV	19,804	3,712,466
NN Group NV	19,855	1,111,128
Randstad NV	6,409	416,929
Stellantis NV	216,048	4,171,643
Wolters Kluwer NV	27,200	2,768,377

		69,457,859

Norway — 0.9%
Aker BP ASA	13,697	474,590
DNB Bank ASA	73,612	1,751,980
Equinor ASA	111,132	3,063,667
Mowi ASA	46,978	1,153,024
Norsk Hydro ASA	168,937	1,298,333

		7,741,594

Portugal — 0.1%
Jeronimo Martins SGPS SA	30,943	743,593

Singapore — 1.3%
Capitaland Investment Ltd./Singapore(a)	399,900	1,026,092
DBS Group Holdings Ltd.	150,100	3,942,657
Oversea-Chinese Banking Corp. Ltd.	188,700	1,756,469
Sea Ltd., ADR(a)	13,264	1,993,712
Singapore Airlines Ltd.(a)	87,000	324,519
United Overseas Bank Ltd.	74,300	1,660,505

		10,703,954

Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	885,571	5,654,043
Banco Santander SA	1,252,217	4,391,027
EDP Renovaveis SA	24,630	517,758
Repsol SA	144,417	1,835,194

		12,398,022

Sweden — 3.4%
Alfa Laval AB	43,998	1,486,305
Atlas Copco AB, Class A	43,487	2,573,823
Atlas Copco AB, Class B	21,492	1,099,161
Epiroc AB, Class A	63,338	1,351,578
Epiroc AB, Class B	27,175	491,836
EQT AB	58,180	2,279,873
Evolution AB(b)	8,685	1,080,563
Getinge AB, Class B	31,774	1,242,223
Hexagon AB, Class B	167,295	2,256,487
Investment AB Latour, Class B	13,988	435,222
Investor AB	46,225	1,051,585
Investor AB, Class B	162,204	3,521,761
Kinnevik AB, Class B(a)	18,726	559,694
Lifco AB, Class B	32,542	762,792
Lundin Energy AB	19,632	798,392
Nibe Industrier AB, Class B	280,466	2,665,705
Sagax AB, Class B	30,933	902,940
Sandvik AB	52,458	1,381,456
Sinch AB(a)(b)	41,214	423,718

Security	Shares	Value

Sweden (continued)
Skandinaviska Enskilda Banken AB, Class A	177,089	$2,289,201

		28,654,315

Switzerland — 8.6%
ABB Ltd., Registered	82,113	2,847,004
Bachem Holding AG, Class B, Registered	1,074	640,653
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	153	1,775,619
Chocoladefabriken Lindt & Spruengli AG, Registered	14	1,612,043
Cie. Financiere Richemont SA, Class A, Registered	62,118	9,027,845
Geberit AG, Registered	3,758	2,553,298
Kuehne + Nagel International AG, Registered	4,782	1,350,374
Lonza Group AG, Registered	7,218	4,976,391
Partners Group Holding AG	3,127	4,359,656
Roche Holding AG, Bearer	3,705	1,525,705
Roche Holding AG, NVS	59,205	22,912,285
Sika AG, Registered	11,334	3,965,473
Sonova Holding AG, Registered	7,288	2,596,277
Straumann Holding AG, Registered	1,545	2,560,194
Swiss Life Holding AG, Registered	2,766	1,780,224
UBS Group AG, Registered	316,020	5,862,028
VAT Group AG(b)	5,281	2,153,631

		72,498,700

United Kingdom — 9.3%
3i Group PLC	53,198	990,749
Ashtead Group PLC	58,782	4,204,558
Aviva PLC	187,489	1,106,935
Barclays PLC	1,409,519	3,781,482
BP PLC	1,660,820	8,609,561
Croda International PLC	25,368	2,739,692
Diageo PLC	220,381	11,120,724
Entain PLC(a)	47,408	1,026,352
Evraz PLC	28,451	193,285
Ferguson PLC	18,018	2,834,059
J Sainsbury PLC	182,889	718,671
Lloyds Banking Group PLC	5,255,150	3,646,921
Natwest Group PLC	416,483	1,368,888
RELX PLC	199,796	6,145,802
Schroders PLC	5,956	273,087
Segro PLC	164,113	2,893,271
Shell PLC	760,502	19,536,318
Spirax-Sarco Engineering PLC	8,966	1,616,173
St. James’s Place PLC	53,523	1,104,845
Tesco PLC	755,803	3,035,812
WPP PLC	87,362	1,369,881

		78,317,066

Total Common Stocks — 99.4% (Cost: $763,361,037)		834,661,277

Preferred Stocks

Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,547	393,525
Porsche Automobil Holding SE, Preference Shares, NVS	11,608	1,087,077
Sartorius AG, Preference Shares, NVS	2,149	1,160,196

		2,640,798

Total Preferred Stocks — 0.3% (Cost: $2,151,381)		2,640,798

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	330,000	$330,000

Total Short-Term Investments — 0.0% (Cost: $330,000)		330,000

Total Investments in Securities — 99.7% (Cost: $765,842,418)		837,632,075

Other Assets, Less Liabilities — 0.3%		2,286,953

Net Assets — 100.0%		$839,919,028

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$—	$2	(b)	$—	$(2)	$—	$—	—	$4,127	(c)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	30,000	(b)	—	—	—	330,000	330,000	17		—

					$(2)	$—	$330,000		$4,144		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	38	03/10/22	$633	$(20,985)
Euro STOXX 50 Index	28	03/18/22	1,316	(14,502)
FTSE 100 Index	4	03/18/22	401	12,199

				$(23,288)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$12,199

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Momentum Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure (continued)

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$35,487

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$59,464

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(5,423)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,680,669

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$124,052,235	$710,609,042	$—	$834,661,277
Preferred Stocks	—	2,640,798	—	2,640,798
Money Market Funds	330,000	—	—	330,000

	$124,382,235	$713,249,840	$—	$837,632,075

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$12,199	$—	$12,199
Liabilities
Futures Contracts	—	(35,487)	—	(35,487)

	$—	$(23,288)	$—	$(23,288)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 8.6%
Ampol Ltd.	230,207	$4,876,476
ASX Ltd.	161,309	9,566,998
BHP Group Ltd.(a)	1,812,001	58,111,874
BHP Group Ltd.	1,348,392	42,561,711
Brambles Ltd.	675,111	4,638,044
CSL Ltd.	220,992	40,937,129
Dexus	581,084	4,230,240
Evolution Mining Ltd.	666,406	1,674,299
Fortescue Metals Group Ltd.	1,103,229	15,491,654
Goodman Group	1,448,761	23,921,544
GPT Group (The)	1,004,650	3,560,132
Insurance Australia Group Ltd.	1,572,259	4,742,521
James Hardie Industries PLC	266,420	8,966,426
Magellan Financial Group Ltd.	176,576	2,349,505
Medibank Pvt Ltd.	2,706,834	5,931,407
Mirvac Group	2,239,373	4,149,926
Newcrest Mining Ltd.	333,846	5,178,406
REA Group Ltd.	57,089	5,914,234
Rio Tinto Ltd.	293,691	23,350,099
Rio Tinto PLC	819,890	57,790,206
Stockland	1,262,876	3,640,149
Washington H Soul Pattinson & Co. Ltd.	208,990	4,057,312
Wesfarmers Ltd.	786,097	29,331,253

		364,971,545

Austria — 0.4%
OMV AG	175,319	10,730,290
Verbund AG	47,471	5,027,659

		15,757,949

Belgium — 0.3%
Etablissements Franz Colruyt NV	21,748	883,397
Proximus SADP	111,101	2,268,747
Sofina SA	16,926	6,739,051
Umicore SA	80,300	3,039,809

		12,931,004

Canada — 7.9%
Algonquin Power & Utilities Corp.	379,900	5,424,368
Alimentation Couche-Tard Inc.	314,361	12,679,297
Canadian National Railway Co.	363,193	44,266,602
Canadian Pacific Railway Ltd.	393,381	28,143,074
Canadian Tire Corp. Ltd., Class A, NVS	34,026	4,912,710
CCL Industries Inc., Class B, NVS	67,102	3,508,318
CGI Inc.(b)	111,322	9,504,603
Constellation Software Inc.	14,719	25,351,094
Franco-Nevada Corp.	79,223	10,474,775
Great-West Lifeco Inc.	200,302	6,257,320
Hydro One Ltd.(c)	165,637	4,279,211
iA Financial Corp. Inc.	81,601	5,309,538
IGM Financial Inc.	53,241	1,870,545
Intact Financial Corp.	142,748	19,341,138
Keyera Corp.	187,970	4,422,911
Kirkland Lake Gold Ltd.	146,024	5,500,239
Magna International Inc.	184,273	14,845,925
Manulife Financial Corp.	1,465,816	30,523,659
Onex Corp.	58,037	4,168,948
Pembina Pipeline Corp.	421,622	13,386,826
Power Corp. of Canada	357,334	11,486,187
Ritchie Bros Auctioneers Inc.	50,891	3,101,943
Sun Life Financial Inc.	450,297	25,502,011

Security	Shares	Value

Canada (continued)
TC Energy Corp.	605,413	$31,262,486
TMX Group Ltd.	42,854	4,359,400
Toromont Industries Ltd.	42,556	3,591,892

		333,475,020

Denmark — 4.6%
Chr Hansen Holding A/S	42,556	3,412,797
Coloplast A/S, Class B	75,338	10,955,822
DSV A/S	106,756	21,690,753
GN Store Nord A/S	58,517	3,541,095
Novo Nordisk A/S, Class B	1,093,809	108,799,264
Novozymes A/S, Class B	133,383	9,156,398
Orsted A/S(c)	94,385	10,056,249
Pandora A/S	93,608	10,178,909
Rockwool International A/S, Class B	4,384	1,679,116
Vestas Wind Systems A/S	594,863	16,097,226

		195,567,629

Finland — 1.8%
Elisa OYJ	135,835	7,979,194
Fortum OYJ	201,932	5,496,535
Kone OYJ, Class B	294,996	19,105,167
Neste OYJ	568,824	25,653,688
Orion OYJ, Class B	52,616	2,139,509
Sampo OYJ, Class A	360,399	17,887,619

		78,261,712

France — 10.0%
Amundi SA(c)	44,463	3,456,390
AXA SA	1,255,967	39,777,725
Hermes International	27,028	40,580,352
Ipsen SA	19,778	1,924,414
Kering SA	52,225	38,999,791
La Francaise des Jeux SAEM(c)	93,567	3,874,012
L’Oreal SA	93,490	39,933,938
LVMH Moet Hennessy Louis Vuitton SE	176,300	144,808,802
Sartorius Stedim Biotech	13,911	6,100,128
TotalEnergies SE	1,883,838	107,129,010

		426,584,562

Germany — 4.9%
adidas AG	118,884	32,623,813
Allianz SE, Registered	311,761	80,045,422
Bechtle AG	39,082	2,346,577
Beiersdorf AG	37,773	3,757,035
Brenntag SE	72,761	6,233,890
Deutsche Boerse AG	153,652	27,312,011
Deutsche Post AG, Registered	546,838	32,909,032
Hannover Rueck SE	44,054	8,887,548
Henkel AG & Co. KGaA	31,763	2,509,625
Knorr-Bremse AG	40,263	4,082,251
LANXESS AG	42,540	2,590,056
Nemetschek SE	32,060	2,963,374
Rational AG	3,219	2,698,540

		208,959,174

Hong Kong — 5.5%
AIA Group Ltd.	7,982,200	83,332,653
Chow Tai Fook Jewellery Group Ltd.	1,284,400	2,256,657
CK Infrastructure Holdings Ltd.	415,000	2,557,382
CLP Holdings Ltd.	1,084,500	10,853,137
Hang Seng Bank Ltd.	550,500	10,898,691
Henderson Land Development Co. Ltd.	795,000	3,476,689

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
HK Electric Investments & HK Electric Investments Ltd., Class SS	1,959,000	$1,949,691
Hong Kong & China Gas Co. Ltd.	7,323,370	11,287,205
Hong Kong Exchanges & Clearing Ltd.	1,168,300	66,681,532
Power Assets Holdings Ltd.	990,000	6,083,161
Sino Land Co. Ltd.	1,452,000	1,881,347
SITC International Holdings Co. Ltd.	1,065,000	4,059,331
Sun Hung Kai Properties Ltd.	738,500	9,010,074
Techtronic Industries Co. Ltd.	888,500	14,660,331
Xinyi Glass Holdings Ltd.	1,225,000	3,247,432

		232,235,313

Ireland — 0.3%
Kingspan Group PLC	79,044	7,608,541
Smurfit Kappa Group PLC	90,984	4,795,369

		12,403,910

Israel — 0.7%
Azrieli Group Ltd.	24,870	2,248,627
Bank Hapoalim BM	680,609	7,063,180
Bank Leumi Le-Israel BM	936,185	10,040,576
Check Point Software Technologies Ltd.(b)	71,352	8,634,306

		27,986,689

Italy — 1.5%
Assicurazioni Generali SpA	697,093	14,670,145
DiaSorin SpA	13,483	2,078,557
Ferrari NV	103,755	23,912,684
FinecoBank Banca Fineco SpA	449,799	7,562,140
Moncler SpA	134,452	8,629,069
Recordati Industria Chimica e Farmaceutica SpA	44,957	2,518,514
Snam SpA	1,041,881	5,838,367

		65,209,476

Japan — 13.4%
Advantest Corp.	113,100	9,626,229
Bandai Namco Holdings Inc.	123,900	8,708,701
Benefit One Inc.	74,500	2,265,793
Capcom Co. Ltd.	196,000	4,731,585
Chugai Pharmaceutical Co. Ltd.	298,600	9,698,457
Cosmos Pharmaceutical Corp.	7,200	899,170
CyberAgent Inc.	426,100	4,968,414
Daifuku Co. Ltd.	41,700	2,895,012
Daito Trust Construction Co. Ltd.	65,300	7,487,726
Daiwa House Industry Co. Ltd.	354,500	10,345,431
Disco Corp.	13,100	3,601,893
Hakuhodo DY Holdings Inc.	140,900	2,158,269
Hoya Corp.	155,900	20,215,295
Idemitsu Kosan Co. Ltd.	156,300	4,004,662
Inpex Corp.	653,700	6,608,575
Itochu Techno-Solutions Corp.	38,700	1,055,740
Japan Exchange Group Inc.	456,700	9,394,704
Japan Real Estate Investment Corp.	663	3,645,801
Japan Tobacco Inc.	365,500	7,297,162
Kakaku.com Inc.	149,600	3,098,449
Kao Corp.	162,300	8,110,383
KDDI Corp.	1,215,500	38,833,649
Kikkoman Corp.	43,800	3,310,751
Kobayashi Pharmaceutical Co. Ltd.	16,700	1,300,478
Kobe Bussan Co. Ltd.	49,000	1,525,340
Koei Tecmo Holdings Co. Ltd.	41,190	1,490,116
Koito Manufacturing Co. Ltd.	51,200	2,570,777
Konami Holdings Corp.	69,700	3,757,513

Security	Shares	Value

Japan (continued)
Lasertec Corp.	60,900	$13,662,145
M3 Inc.	179,100	6,885,784
Makita Corp.	105,200	3,936,945
MEIJI Holdings Co. Ltd.	35,100	2,189,594
Misumi Group Inc.	133,900	4,343,967
Miura Co. Ltd.	33,600	992,044
MonotaRO Co. Ltd.	190,000	3,121,851
MS&AD Insurance Group Holdings Inc.	321,600	11,030,725
Nihon M&A Center Holdings Inc.	216,900	3,414,702
Nintendo Co. Ltd.	117,100	57,383,846
Nippon Building Fund Inc.	790	4,574,999
Nippon Prologis REIT Inc.	1,030	3,213,844
Nippon Telegraph & Telephone Corp.	758,400	21,703,689
Nissan Chemical Corp.	69,400	3,765,525
Nitori Holdings Co. Ltd.	50,900	7,292,065
Nitto Denko Corp.	49,400	3,846,265
Nomura Research Institute Ltd.	149,400	5,229,878
Obic Co. Ltd.	31,800	5,254,049
Open House Group Co. Ltd.	49,100	2,542,064
Oracle Corp. Japan	30,100	2,251,195
Orix JREIT Inc.	1,169	1,677,579
Osaka Gas Co. Ltd.	190,100	3,232,914
Otsuka Corp.	49,400	2,004,493
Recruit Holdings Co. Ltd.	646,600	31,960,518
Rinnai Corp.	18,800	1,678,934
SCSK Corp.	67,100	1,135,429
Secom Co. Ltd.	94,100	6,625,961
Sekisui Chemical Co. Ltd.	191,000	3,339,442
Sekisui House Ltd.	314,300	6,367,769
SG Holdings Co. Ltd.	178,600	3,791,369
Shimadzu Corp.	104,900	3,784,973
Shimano Inc.	48,100	10,786,045
Shin-Etsu Chemical Co. Ltd.	143,300	23,975,421
Shionogi & Co. Ltd.	92,100	5,249,024
Sohgo Security Services Co. Ltd.	23,100	837,780
Sompo Holdings Inc.	219,600	10,275,839
Square Enix Holdings Co. Ltd.	65,400	3,207,080
T&D Holdings Inc.	359,900	5,318,711
Tokio Marine Holdings Inc.	362,800	21,649,601
Tokyo Electron Ltd.	97,600	47,739,378
Tosoh Corp.	111,000	1,736,761
Trend Micro Inc./Japan(b)	68,900	3,655,324
Tsuruha Holdings Inc.	11,000	885,988
Unicharm Corp.	152,800	5,904,727
USS Co. Ltd.	132,800	2,167,388
Welcia Holdings Co. Ltd.	31,400	848,046
Yamaha Corp.	80,100	3,648,967
Yamaha Motor Co. Ltd.	178,200	4,243,567
ZOZO Inc.	125,400	3,341,586

		571,311,865

Netherlands — 5.9%
Adyen NV(b)(c)	12,192	24,809,470
ASM International NV	25,455	8,745,838
ASML Holding NV	252,023	170,693,786
NN Group NV	163,429	9,145,834
Randstad NV	61,070	3,972,827
Universal Music Group NV	624,219	15,411,424
Wolters Kluwer NV	170,122	17,314,776

		250,093,955

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

New Zealand — 0.3%
Fisher & Paykel Healthcare Corp. Ltd.	350,913	$6,456,282
Mercury NZ Ltd.	351,252	1,291,386
Meridian Energy Ltd.	728,867	2,101,008
Spark New Zealand Ltd.	1,503,606	4,297,503

		14,146,179

Norway — 0.4%
Aker BP ASA	116,195	4,026,065
Gjensidige Forsikring ASA	199,763	4,879,508
Mowi ASA	139,856	3,432,613
Orkla ASA	278,844	2,664,744

		15,002,930

Singapore — 0.7%
Ascendas REIT	1,767,800	3,625,477
Oversea-Chinese Banking Corp. Ltd.	2,081,700	19,377,010
Singapore Exchange Ltd.	782,500	5,416,284
Singapore Technologies Engineering Ltd.	1,084,600	3,014,600

		31,433,371

Spain — 1.6%
Enagas SA	30,251	654,089
Endesa SA	275,973	6,178,643
Iberdrola SA	3,105,148	35,600,708
Iberdrola SA	49,315	562,892
Industria de Diseno Textil SA	783,807	23,772,393
Red Electrica Corp. SA	120,954	2,438,217

		69,206,942

Sweden — 3.8%
Alfa Laval AB	141,776	4,789,364
Assa Abloy AB, Class B	508,140	13,913,935
Atlas Copco AB, Class A	463,567	27,436,694
Atlas Copco AB, Class B	270,942	13,856,726
Boliden AB	138,626	5,613,317
Electrolux AB, Class B	163,426	3,400,435
Epiroc AB, Class A	446,417	9,526,149
Epiroc AB, Class B	256,871	4,649,069
Evolution AB(c)	111,493	13,871,638
Husqvarna AB, Class B	189,084	2,629,017
Investment AB Latour, Class B	70,855	2,204,580
Lifco AB, Class B	137,160	3,215,064
Nibe Industrier AB, Class B	741,812	7,050,594
Sagax AB, Class B	109,805	3,205,228
Sandvik AB	646,393	17,022,449
Skanska AB, Class B	203,416	4,980,206
SKF AB, Class B	199,325	4,369,628
Volvo AB, Class A	109,013	2,493,559
Volvo AB, Class B	771,681	17,414,076

		161,641,728

Switzerland — 13.7%
ABB Ltd., Registered	822,751	28,526,240
Baloise Holding AG, Registered	31,254	5,474,964
EMS-Chemie Holding AG, Registered	5,016	5,073,591
Geberit AG, Registered	29,883	20,303,410
Givaudan SA, Registered	4,144	17,168,279
Kuehne + Nagel International AG, Registered	42,891	12,111,858
Logitech International SA, Registered	137,798	11,579,100
Nestle SA, Registered	1,118,331	144,419,348
Partners Group Holding AG	27,099	37,781,362
Roche Holding AG, Bearer	19,824	8,163,450
Roche Holding AG, NVS	429,647	166,273,024
Schindler Holding AG, Participation Certificates, NVS	28,165	7,068,963

Security	Shares	Value

Switzerland (continued)
Schindler Holding AG, Registered	14,217	$3,566,659
Straumann Holding AG, Registered	5,916	9,803,306
Swiss Re AG	213,208	23,230,685
Swisscom AG, Registered	19,197	10,972,524
Temenos AG, Registered	39,553	4,741,011
VAT Group AG(c)	19,286	7,864,972
Zurich Insurance Group AG	116,500	55,722,910
		579,845,656

United Kingdom — 13.3%
Abrdn PLC	1,344,219	4,396,114
Admiral Group PLC	224,167	9,531,743
Anglo American PLC	804,666	35,474,086
Ashtead Group PLC	211,126	15,101,416
Auto Trader Group PLC(c)	1,074,926	9,740,587
Aviva PLC	2,380,491	14,054,415
BAE Systems PLC	1,573,627	12,314,817
Barratt Developments PLC	591,151	4,916,624
Berkeley Group Holdings PLC	67,901	3,875,109
British Land Co. PLC (The)	435,407	3,255,770
Bunzl PLC	195,592	7,326,283
Burberry Group PLC	229,728	5,827,956
Croda International PLC	64,002	6,912,085
Diageo PLC	1,047,917	52,879,314
Experian PLC	481,835	20,125,228
Ferguson PLC	150,355	23,649,400
GlaxoSmithKline PLC	2,090,629	46,654,446
Halma PLC	194,507	6,592,556
Hargreaves Lansdown PLC	448,661	8,145,764
Hikma Pharmaceuticals PLC	62,515	1,756,243
Imperial Brands PLC	396,143	9,392,492
Intertek Group PLC	107,755	7,819,829
JD Sports Fashion PLC	1,459,404	3,742,155
Johnson Matthey PLC	76,466	2,019,366
London Stock Exchange Group PLC	199,304	19,514,535
Mondi PLC	185,655	4,644,936
National Grid PLC	1,677,575	24,547,815
Persimmon PLC	264,709	8,624,084
Prudential PLC	2,863,041	48,258,623
Reckitt Benckiser Group PLC	382,091	30,957,817
Sage Group PLC (The)	535,708	5,234,925
Schroders PLC	110,064	5,046,523
Segro PLC	652,602	11,505,210
Spirax-Sarco Engineering PLC	44,515	8,024,082
St. James’s Place PLC	472,057	9,744,404
Taylor Wimpey PLC	2,200,390	4,514,225
Unilever PLC	1,324,299	67,912,500

		564,033,477

Total Common Stocks — 99.6% (Cost: $3,705,437,656)		4,231,060,086

Preferred Stocks

Germany — 0.1%
Fuchs Petrolub SE, Preference Shares, NVS	37,109	1,603,671
Henkel AG & Co. KGaA, Preference Shares, NVS	51,833	4,239,342

		5,843,013

Total Preferred Stocks — 0.1% (Cost: $6,711,536)		5,843,013

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	60,273,375	$60,291,457
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	1,390,000	1,390,000

		61,681,457

Total Short-Term Investments — 1.4% (Cost: $61,681,457)		61,681,457

Total Investments in Securities — 101.1% (Cost: $3,773,830,649)		4,298,584,556

Other Assets, Less Liabilities — (1.1)%		(48,654,877)

Net Assets — 100.0%		$4,249,929,679

(a) All or a portion of this security is on loan.

(b) Non-income producing security.

(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$60,291,617	(a)	$—		$(160)	$—	$60,291,457	60,273,375	$42,424	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,880,000	—		(490,000	)(a)	—	—	1,390,000	1,390,000	50		—

						$(160)	$—	$61,681,457		$42,474		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	16	03/10/22	$2,667	$(104,758)
SPI 200 Index	16	03/17/22	1,950	(115,590)
Euro STOXX 50 Index	115	03/18/22	5,405	(68,666)
FTSE 100 Index	25	03/18/22	2,506	65,624

				$(223,390)

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Quality Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$65,624

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$289,014

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$815,099

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(99,393)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$18,515,309

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$386,620,728	$3,844,439,358	$—	$4,231,060,086
Preferred Stocks	—	5,843,013	—	5,843,013
Money Market Funds	61,681,457	—	—	61,681,457

	$448,302,185	$3,850,282,371	$—	$4,298,584,556

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$65,624	$—	$65,624
Liabilities
Futures Contracts	—	(289,014)	—	(289,014)

	$—	$(223,390)	$—	$(223,390)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.2%
Ampol Ltd.	948	$20,081
APA Group	2,949	20,000
Aristocrat Leisure Ltd.	555	16,088
ASX Ltd.	312	18,504
Aurizon Holdings Ltd.	8,187	20,483
AusNet Services Ltd.	11,847	21,800
Australia & New Zealand Banking Group Ltd.	891	16,839
BHP Group Ltd.(a)	684	21,936
BHP Group Ltd.	699	22,064
BlueScope Steel Ltd.	1,236	16,200
Brambles Ltd.	2,808	19,291
Cochlear Ltd.	117	16,045
Coles Group Ltd.	1,512	17,371
Commonwealth Bank of Australia	273	18,206
Computershare Ltd.	1,512	20,959
Crown Resorts Ltd.(b)	2,727	23,496
CSL Ltd.	84	15,560
Dexus	2,367	17,231
Domino’s Pizza Enterprises Ltd.	237	17,482
Endeavour Group Ltd./Australia	4,104	18,331
Evolution Mining Ltd.	6,948	17,456
Fortescue Metals Group Ltd.	1,701	23,886
Glencore PLC	3,339	17,395
Goodman Group	1,137	18,774
GPT Group (The)	4,938	17,499
IDP Education Ltd.	765	15,990
Insurance Australia Group Ltd.	5,736	17,302
James Hardie Industries PLC	531	17,871
Lendlease Corp. Ltd.	2,586	18,300
Macquarie Group Ltd.	132	17,254
Magellan Financial Group Ltd.	882	11,736
Medibank Pvt Ltd.	8,532	18,696
Mirvac Group	10,554	19,558
National Australia Bank Ltd.	945	18,234
Newcrest Mining Ltd.	1,038	16,101
Northern Star Resources Ltd.	2,697	16,074
Orica Ltd.	1,794	17,774
Origin Energy Ltd.	5,466	21,872
Qantas Airways Ltd.(b)	5,415	18,534
QBE Insurance Group Ltd.	2,415	19,174
Ramsay Health Care Ltd.	426	19,006
REA Group Ltd.	168	17,404
Reece Ltd.	1,311	20,240
Rio Tinto Ltd.	303	24,090
Rio Tinto PLC	276	19,454
Santos Ltd.	8,451	43,047
Scentre Group	8,166	16,954
SEEK Ltd.	834	17,283
Sonic Healthcare Ltd.	729	19,632
South32 Ltd.	8,244	22,682
Stockland	5,895	16,992
Suncorp Group Ltd.	2,631	20,664
Sydney Airport(b)	3,246	19,950
Tabcorp Holdings Ltd.	4,941	17,361
Telstra Corp. Ltd.	6,852	19,048
Transurban Group	1,818	16,061
Treasury Wine Estates Ltd.	2,613	19,640
Vicinity Centres	15,765	18,276

Security	Shares	Value

Australia (continued)
Washington H Soul Pattinson & Co. Ltd.	891	$17,298
Wesfarmers Ltd.	465	17,350
Westpac Banking Corp.	1,239	17,870
WiseTech Global Ltd.	498	16,219
Woodside Petroleum Ltd.	1,320	23,587
Woolworths Group Ltd.	666	16,247

		1,213,802

Austria — 0.5%
Erste Group Bank AG	378	17,668
OMV AG	309	18,912
Raiffeisen Bank International AG	570	16,021
Verbund AG	207	21,924
voestalpine AG	519	17,254

		91,779

Belgium — 1.2%
Ageas SA/NV	399	19,206
Anheuser-Busch InBev SA/NV	330	20,804
Elia Group SA/NV	165	22,266
Etablissements Franz Colruyt NV	390	15,842
Groupe Bruxelles Lambert SA	153	16,417
KBC Group NV	195	16,959
Proximus SADP	1,023	20,890
Sofina SA	51	20,305
Solvay SA	174	20,965
UCB SA	180	17,911
Umicore SA	411	15,559

		207,124

Canada — 10.1%
Agnico Eagle Mines Ltd.	384	18,340
Air Canada(a)(b)	1,149	20,663
Algonquin Power & Utilities Corp.	1,272	18,162
Alimentation Couche-Tard Inc.	426	17,182
AltaGas Ltd.	969	19,904
Ballard Power Systems Inc.(b)	1,389	14,489
Bank of Montreal	180	20,374
Bank of Nova Scotia (The)	255	18,367
Barrick Gold Corp.	1,002	19,178
Bausch Health Cos Inc.(b)	705	17,332
BCE Inc.	396	20,685
BlackBerry Ltd.(b)	2,079	17,108
Brookfield Asset Management Inc., Class A	279	15,364
Brookfield Renewable Corp., Class A	540	18,475
CAE Inc.(b)	672	16,970
Cameco Corp.	813	15,804
Canadian Apartment Properties REIT	396	17,418
Canadian Imperial Bank of Commerce	150	18,836
Canadian National Railway Co.	153	18,648
Canadian Natural Resources Ltd.	483	24,569
Canadian Pacific Railway Ltd.	255	18,243
Canadian Tire Corp. Ltd., Class A, NVS	156	22,523
Canadian Utilities Ltd., Class A, NVS	681	19,785
Canopy Growth Corp.(a)(b)	1,800	14,472
CCL Industries Inc., Class B, NVS	390	20,390
Cenovus Energy Inc.	1,635	23,782
CGI Inc.(b)	243	20,747
Constellation Software Inc.	12	20,668
Dollarama Inc.	441	22,755
Emera Inc.	378	17,910
Empire Co. Ltd., Class A, NVS	669	20,641

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Canada (continued)
Enbridge Inc.	444	$18,771
Fairfax Financial Holdings Ltd.	42	20,281
First Quantum Minerals Ltd.	987	24,311
FirstService Corp.	99	15,786
Fortis Inc.	423	20,093
Franco-Nevada Corp.	144	19,040
George Weston Ltd.	177	19,302
GFL Environmental Inc.	507	16,656
Gildan Activewear Inc.	513	20,421
Great-West Lifeco Inc.	588	18,369
Hydro One Ltd.(c)	756	19,531
iA Financial Corp. Inc.	324	21,082
IGM Financial Inc.	480	16,864
Imperial Oil Ltd.	588	24,058
Intact Financial Corp.	153	20,730
Ivanhoe Mines Ltd., Class A(b)	2,430	20,818
Keyera Corp.	804	18,918
Kinross Gold Corp.	2,607	14,090
Kirkland Lake Gold Ltd.	489	18,419
Lightspeed Commerce Inc.(b)	345	11,198
Loblaw Companies Ltd.	246	18,979
Lundin Mining Corp.	2,646	22,044
Magna International Inc.	234	18,852
Manulife Financial Corp.	969	20,178
Metro Inc.	399	21,341
National Bank of Canada	243	19,442
Northland Power Inc.	597	17,288
Nutrien Ltd.	309	21,581
Nuvei Corp.(b)(c)	213	12,981
Onex Corp.	279	20,041
Open Text Corp.	408	19,528
Pan American Silver Corp.	813	17,595
Parkland Corp.	711	18,906
Pembina Pipeline Corp.	549	17,431
Power Corp. of Canada	525	16,876
Quebecor Inc., Class B	750	17,736
Restaurant Brands International Inc.	375	20,975
RioCan REIT	1,086	18,907
Ritchie Bros Auctioneers Inc.	300	18,286
Rogers Communications Inc., Class B, NVS	378	19,171
Royal Bank of Canada	186	21,207
Saputo Inc.	774	17,347
Shaw Communications Inc., Class B, NVS	696	20,746
Shopify Inc., Class A(b)	12	11,583
Sun Life Financial Inc.	357	20,218
Suncor Energy Inc.	717	20,487
TC Energy Corp.	420	21,688
Teck Resources Ltd., Class B	705	21,774
TELUS Corp.	906	21,318
TFI International Inc.	201	19,347
Thomson Reuters Corp.	162	17,391
TMX Group Ltd.	177	18,006
Toromont Industries Ltd.	246	20,763
Toronto-Dominion Bank (The)	261	20,904
Tourmaline Oil Corp.	597	21,285
West Fraser Timber Co. Ltd.	249	23,048
Wheaton Precious Metals Corp.	471	18,990
WSP Global Inc.	150	20,002

		1,702,764

Security	Shares	Value

Denmark — 1.7%
Ambu A/S, Class B	777	$16,464
AP Moller - Maersk A/S, Class A	3	10,051
AP Moller - Maersk A/S, Class B, NVS	3	10,776
Carlsberg A/S, Class B	96	15,545
Chr Hansen Holding A/S	228	18,285
Coloplast A/S, Class B	114	16,578
Danske Bank A/S	1,032	20,032
Demant A/S(b)	366	16,193
DSV A/S	81	16,458
Genmab A/S(b)	48	16,345
GN Store Nord A/S	306	18,517
Novo Nordisk A/S, Class B	165	16,412
Novozymes A/S, Class B	267	18,329
Orsted A/S(c)	153	16,301
Pandora A/S	150	16,311
Rockwool International A/S, Class B	45	17,236
Tryg A/S	810	19,194
Vestas Wind Systems A/S	576	15,587

		294,614

Finland — 1.4%
Elisa OYJ	354	20,795
Fortum OYJ	630	17,148
Kesko OYJ, Class B	621	19,613
Kone OYJ, Class B	291	18,846
Neste OYJ	399	17,995
Nokia OYJ(b)	3,576	21,326
Nordea Bank Abp	1,638	19,456
Orion OYJ, Class B	441	17,932
Sampo OYJ, Class A	363	18,017
Stora Enso OYJ, Class R	1,056	21,497
UPM-Kymmene OYJ	552	20,118
Wartsila OYJ Abp	1,455	17,964

		230,707

France — 7.3%
Accor SA(b)	621	22,823
Aeroports de Paris(b)	138	18,727
Air Liquide SA	114	19,501
Airbus SE(b)	153	19,537
Alstom SA	567	18,382
Amundi SA(c)	234	18,190
ArcelorMittal SA	666	19,783
Arkema SA	156	23,067
AXA SA	645	20,428
BioMerieux	138	16,182
BNP Paribas SA	279	19,918
Bollore SA	3,516	18,952
Bouygues SA	507	17,880
Bureau Veritas SA	588	16,824
Capgemini SE	84	18,885
Carrefour SA	1,164	22,153
Cie. de Saint-Gobain	297	20,097
Cie. Generale des Etablissements Michelin SCA	120	20,079
CNP Assurances	867	21,341
Covivio	222	18,539
Credit Agricole SA	1,152	17,331
Danone SA	309	19,266
Dassault Aviation SA	204	24,244
Dassault Systemes SE	363	17,554
Edenred	414	17,782

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Eiffage SA	183	$19,228
Electricite de France SA	1,374	13,215
Engie SA	1,335	20,535
EssilorLuxottica SA	90	17,027
Eurazeo SE	219	17,401
Eurofins Scientific SE	171	17,169
Faurecia SE	351	15,559
Gecina SA	129	17,504
Getlink SE	1,413	22,290
Hermes International	9	13,513
Ipsen SA	213	20,725
Kering SA	24	17,922
Klepierre SA	789	20,986
La Francaise des Jeux SAEM(c)	447	18,507
Legrand SA	177	18,014
L’Oreal SA	42	17,940
LVMH Moet Hennessy Louis Vuitton SE	21	17,249
Orange SA	1,518	17,833
Orpea SA	222	9,747
Pernod Ricard SA	78	16,684
Publicis Groupe SA	273	18,499
Remy Cointreau SA	99	20,645
Renault SA(b)	450	17,884
Safran SA	153	18,524
Sanofi	186	19,449
Sartorius Stedim Biotech	33	14,471
Schneider Electric SE	102	17,278
SEB SA	120	18,212
Societe Generale SA	594	22,049
Sodexo SA	225	20,926
Teleperformance	51	19,206
Thales SA	192	17,712
TotalEnergies SE	393	22,349
Ubisoft Entertainment SA(b)	429	24,618
Unibail-Rodamco-Westfield(b)	249	18,973
Valeo	573	16,037
Veolia Environnement SA	543	19,616
Vinci SA	186	20,387
Vivendi SE	1,692	22,174
Wendel SE	144	15,641
Worldline SA/France(b)(c)	369	17,886

		1,239,049

Germany — 5.5%
adidas AG	63	17,288
Allianz SE, Registered	87	22,338
Aroundtown SA	2,628	16,232
BASF SE	285	21,828
Bayer AG, Registered	303	18,408
Bayerische Motoren Werke AG	129	13,654
Bechtle AG	300	18,013
Beiersdorf AG	195	19,395
Brenntag SE	225	19,277
Carl Zeiss Meditec AG, Bearer	102	16,404
Commerzbank AG(b)	2,733	23,600
Continental AG(b)	162	15,706
Covestro AG(c)	327	19,618
Daimler AG, Registered	162	12,927
Daimler Truck Holding AG(b)	283	9,959
Delivery Hero SE(b)(c)	141	10,884
Deutsche Bank AG, Registered(b)	1,593	22,180

Security	Shares	Value

Germany (continued)
Deutsche Boerse AG	123	$21,864
Deutsche Lufthansa AG, Registered(b)	2,667	20,738
Deutsche Post AG, Registered	312	18,776
Deutsche Telekom AG, Registered	873	16,481
E.ON SE	1,383	19,075
Evonik Industries AG	582	18,987
Fresenius Medical Care AG & Co. KGaA	321	21,826
Fresenius SE & Co. KGaA	501	20,682
GEA Group AG	426	20,126
Hannover Rueck SE	114	22,999
HeidelbergCement AG	291	20,250
HelloFresh SE(b)	204	13,583
Henkel AG & Co. KGaA	33	2,607
Infineon Technologies AG	402	16,694
KION Group AG	186	17,196
Knorr-Bremse AG	201	20,379
LANXESS AG	291	17,718
LEG Immobilien SE	129	17,113
Merck KGaA	66	14,474
MTU Aero Engines AG	87	18,513
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	72	22,794
Nemetschek SE	171	15,806
Puma SE	159	17,005
Rational AG	21	17,605
RWE AG	474	19,994
SAP SE	135	16,937
Scout24 SE(c)	300	17,923
Siemens AG, Registered	111	17,624
Siemens Healthineers AG(c)	261	16,772
Symrise AG	123	14,698
Telefonica Deutschland Holding AG	6,480	18,603
Uniper SE	426	19,276
United Internet AG, Registered	549	21,530
Volkswagen AG	12	3,475
Vonovia SE	309	17,599
Zalando SE(b)(c)	225	17,858

		933,291

Hong Kong — 4.1%
AIA Group Ltd.	1,800	18,792
BOC Hong Kong Holdings Ltd.	6,000	23,168
Budweiser Brewing Co. APAC Ltd.(c)	6,900	18,227
Chow Tai Fook Jewellery Group Ltd.	10,800	18,975
CK Asset Holdings Ltd.	3,000	20,026
CK Hutchison Holdings Ltd.	3,000	21,322
CK Infrastructure Holdings Ltd.	3,000	18,487
CLP Holdings Ltd.	3,000	30,022
ESR Cayman Ltd.(b)(c)	6,600	22,379
Futu Holdings Ltd., ADR(a)(b)	393	16,997
Galaxy Entertainment Group Ltd.(b)	3,000	17,374
Hang Lung Properties Ltd.	9,000	19,230
Hang Seng Bank Ltd.	1,200	23,757
Henderson Land Development Co. Ltd.	3,464	15,149
HK Electric Investments & HK Electric Investments Ltd., Class SS	24,000	23,886
HKT Trust & HKT Ltd., Class SS	15,000	20,469
Hong Kong & China Gas Co. Ltd.	12,676	19,537
Hong Kong Exchanges & Clearing Ltd.	100	5,708
Hongkong Land Holdings Ltd.(a)	3,600	19,497
Jardine Matheson Holdings Ltd.	300	17,719

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong (continued)
Link REIT	2,400	$20,605
Melco Resorts & Entertainment Ltd., ADR(b)	2,028	21,416
MTR Corp. Ltd.	3,000	16,238
New World Development Co. Ltd.	6,000	24,494
Power Assets Holdings Ltd.	4,500	27,651
Sands China Ltd.(b)	8,400	23,423
Sino Land Co. Ltd.	18,000	23,322
SITC International Holdings Co. Ltd.	6,000	22,869
Sun Hung Kai Properties Ltd.	1,500	18,301
Swire Pacific Ltd., Class A	3,000	18,174
Swire Properties Ltd.	7,800	20,793
WH Group Ltd.(c)	31,500	21,074
Wharf Real Estate Investment Co. Ltd.	3,000	14,268
Xinyi Glass Holdings Ltd.	9,000	23,859

		687,208

Ireland — 0.6%
CRH PLC	438	21,983
Flutter Entertainment PLC, Class DI(b)	129	19,626
Kerry Group PLC, Class A	153	19,278
Kingspan Group PLC	189	18,193
Smurfit Kappa Group PLC	384	20,239

		99,319

Israel — 1.6%
Azrieli Group Ltd.	189	17,089
Bank Hapoalim BM	1,949	20,226
Bank Leumi Le-Israel BM	1,960	21,021
Check Point Software Technologies Ltd.(b)	183	22,145
CyberArk Software Ltd.(b)	111	15,224
Elbit Systems Ltd.	129	21,489
Fiverr International Ltd.(b)	132	11,261
ICL Group Ltd.	2,250	20,348
Inmode Ltd.(b)	234	11,286
Isracard Ltd.	1	3
Israel Discount Bank Ltd., Class A	3,249	21,787
Kornit Digital Ltd.(a)(b)	141	14,813
Mizrahi Tefahot Bank Ltd.	510	19,715
Nice Ltd.(b)	69	17,662
Teva Pharmaceutical Industries Ltd., ADR(b)	2,031	17,121
Wix.com Ltd.(b)	126	16,553

		267,743

Italy — 2.3%
Amplifon SpA	405	17,215
Assicurazioni Generali SpA	912	19,193
Atlantia SpA(b)	1,089	20,207
DiaSorin SpA	102	15,724
Enel SpA	2,490	19,165
Eni SpA	1,485	22,307
Ferrari NV	75	17,285
FinecoBank Banca Fineco SpA	366	6,153
Infrastrutture Wireless Italiane SpA(c)	1,893	20,411
Intesa Sanpaolo SpA	5,880	17,474
Mediobanca Banca di Credito Finanziario SpA	1,557	17,838
Moncler SpA	267	17,136
Nexi SpA(b)(c)	1,272	18,606
Poste Italiane SpA(c)	1,320	17,718
Prysmian SpA	474	15,984
Recordati Industria Chimica e Farmaceutica SpA	327	18,319
Snam SpA	3,588	20,106
Telecom Italia SpA	53,157	25,052

Security	Shares	Value

Italy (continued)
Tenaris SA	1,629	$19,885
Terna - Rete Elettrica Nazionale	2,781	21,851
UniCredit SpA	1,539	24,460

		392,089

Japan — 28.5%
Advantest Corp.	300	25,534
Aeon Co. Ltd.	900	20,508
AGC Inc.	300	13,769
Aisin Corp.	600	21,788
Ajinomoto Co. Inc.	600	16,741
ANA Holdings Inc.(b)	900	19,006
Asahi Group Holdings Ltd.	600	24,492
Asahi Intecc Co. Ltd.	900	15,355
Asahi Kasei Corp.	2,400	23,707
Astellas Pharma Inc.	1,200	19,369
Azbil Corp.	600	23,567
Bandai Namco Holdings Inc.	300	21,086
Benefit One Inc.	600	18,248
Bridgestone Corp.	600	26,275
Brother Industries Ltd.	1,200	22,099
Canon Inc.	900	21,286
Capcom Co. Ltd.	900	21,727
Chiba Bank Ltd. (The)	3,900	25,212
Chubu Electric Power Co. Inc.	2,100	21,033
Chugai Pharmaceutical Co. Ltd.	600	19,488
Concordia Financial Group Ltd.	5,700	23,423
CyberAgent Inc.	1,200	13,992
Dai Nippon Printing Co. Ltd.	900	21,605
Daifuku Co. Ltd.	300	20,827
Dai-ichi Life Holdings Inc.	900	20,259
Daiichi Sankyo Co. Ltd.	900	20,223
Daito Trust Construction Co. Ltd.	300	34,400
Daiwa House Industry Co. Ltd.	600	17,510
Daiwa House REIT Investment Corp.	9	26,811
Daiwa Securities Group Inc.	3,900	23,500
Denso Corp.	300	22,390
Dentsu Group Inc.	600	20,779
East Japan Railway Co.	300	17,131
Eisai Co. Ltd.	300	15,026
ENEOS Holdings Inc.	5,750	22,900
Fuji Electric Co. Ltd.	300	16,034
FUJIFILM Holdings Corp.	300	20,111
GLP J-REIT	12	19,315
Hakuhodo DY Holdings Inc.	1,500	22,977
Hamamatsu Photonics KK	300	15,348
Hankyu Hanshin Holdings Inc.	600	17,473
Hino Motors Ltd.	2,400	20,862
Hitachi Construction Machinery Co. Ltd.	600	15,256
Hitachi Ltd.	300	15,593
Hitachi Metals Ltd.(b)	1,200	21,639
Honda Motor Co. Ltd.	600	17,672
Hoshizaki Corp.	300	22,168
Hulic Co. Ltd.	2,400	23,198
Ibiden Co. Ltd.	300	16,764
Idemitsu Kosan Co. Ltd.	664	17,013
Iida Group Holdings Co. Ltd.	900	18,724
Inpex Corp.	2,700	27,296
Isuzu Motors Ltd.	1,500	18,375
Ito En Ltd.	300	16,159
ITOCHU Corp.	600	19,276

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Itochu Techno-Solutions Corp.	600	$16,368
Japan Airlines Co. Ltd.(b)	900	17,035
Japan Exchange Group Inc.	900	18,514
Japan Metropolitan Fund Invest	24	20,225
Japan Post Bank Co. Ltd.	2,700	26,562
Japan Post Holdings Co. Ltd.	3,000	25,607
Japan Post Insurance Co. Ltd.	1,500	26,301
Japan Real Estate Investment Corp.	3	16,497
Japan Tobacco Inc.	900	17,968
JFE Holdings Inc.	1,800	23,124
JSR Corp.	600	19,889
Kajima Corp.	2,100	25,363
Kakaku.com Inc.	600	12,427
Kansai Electric Power Co. Inc. (The)	2,700	25,486
Kansai Paint Co. Ltd.	900	18,682
Kao Corp.	300	14,991
KDDI Corp.	600	19,169
Keio Corp.	600	26,988
Keisei Electric Railway Co. Ltd.	600	16,933
Kikkoman Corp.	300	22,676
Kintetsu Group Holdings Co. Ltd.(b)	600	17,433
Kirin Holdings Co. Ltd.	1,500	24,042
Kobayashi Pharmaceutical Co. Ltd.	300	23,362
Kobe Bussan Co. Ltd.	600	18,678
Koei Tecmo Holdings Co. Ltd.	350	12,662
Koito Manufacturing Co. Ltd.	300	15,063
Komatsu Ltd.	900	22,616
Konami Holdings Corp.	300	16,173
Kubota Corp.	900	19,301
Kurita Water Industries Ltd.	300	12,199
Kyocera Corp.	300	18,501
Kyowa Kirin Co. Ltd.	600	14,955
Lawson Inc.	600	26,297
Lion Corp.	1,500	19,599
Lixil Corp.	900	20,601
M3 Inc.	300	11,534
Makita Corp.	600	22,454
Marubeni Corp.	2,400	24,696
Mazda Motor Corp.(b)	2,100	16,178
McDonald’s Holdings Co. Japan Ltd.	600	26,202
Medipal Holdings Corp.	1,200	21,594
MEIJI Holdings Co. Ltd.	300	18,714
Mercari Inc.(b)	300	11,330
MinebeaMitsumi Inc.	900	22,024
Misumi Group Inc.	600	19,465
Mitsubishi Chemical Holdings Corp.	2,400	18,826
Mitsubishi Corp.	600	20,371
Mitsubishi Electric Corp.	1,500	18,785
Mitsubishi Estate Co. Ltd.	1,500	21,604
Mitsubishi Gas Chemical Co. Inc.	1,200	22,986
Mitsubishi HC Capital Inc.	4,500	23,241
Mitsubishi Heavy Industries Ltd.	900	24,443
Mitsubishi UFJ Financial Group Inc.	3,600	21,821
Mitsui & Co. Ltd.	900	22,442
Mitsui Chemicals Inc.	600	16,047
Mitsui Fudosan Co. Ltd.	900	19,294
Miura Co. Ltd.	600	17,715
Mizuho Financial Group Inc.	1,800	24,383
MonotaRO Co. Ltd.	900	14,788
MS&AD Insurance Group Holdings Inc.	600	20,580

Security	Shares	Value

Japan (continued)
Murata Manufacturing Co. Ltd.	300	$22,555
NEC Corp.	500	19,507
Nexon Co. Ltd.	900	16,966
NGK Insulators Ltd.	1,200	20,277
Nidec Corp.	300	26,589
Nihon M&A Center Holdings Inc.	600	9,446
Nippon Building Fund Inc.	3	17,373
Nippon Express Holdings Co., NVS	300	17,779
Nippon Paint Holdings Co. Ltd.	1,800	14,395
Nippon Prologis REIT Inc.	6	18,721
Nippon Sanso Holdings Corp.	900	17,873
Nippon Shinyaku Co. Ltd.	300	19,611
Nippon Steel Corp.	1,200	19,613
Nippon Telegraph & Telephone Corp.	600	17,171
Nippon Yusen KK	300	23,518
Nissan Chemical Corp.	300	16,277
Nissan Motor Co. Ltd.(b)	3,300	17,466
Nisshin Seifun Group Inc.	1,500	21,063
Nissin Foods Holdings Co. Ltd.	300	21,280
Nitto Denko Corp.	300	23,358
Nomura Holdings Inc.	5,100	22,529
Nomura Real Estate Holdings Inc.	900	21,075
Nomura Real Estate Master Fund Inc.	15	20,811
Nomura Research Institute Ltd.	660	23,104
NTT Data Corp.	900	17,254
Obayashi Corp.	3,600	29,168
Odakyu Electric Railway Co. Ltd.	1,200	21,205
Oji Holdings Corp.	4,800	25,551
Olympus Corp.	900	20,139
Omron Corp.	300	21,933
Ono Pharmaceutical Co. Ltd.	900	21,827
Open House Group Co. Ltd.	300	15,532
Oracle Corp. Japan	300	22,437
ORIX Corp.	900	18,564
Orix JREIT Inc.	15	21,526
Osaka Gas Co. Ltd.	1,500	25,510
Otsuka Corp.	600	24,346
Otsuka Holdings Co. Ltd.	600	20,470
Pan Pacific International Holdings Corp.	1,200	16,151
Panasonic Corp.	1,500	16,514
Persol Holdings Co. Ltd.	600	15,489
Pola Orbis Holdings Inc.	1,200	17,885
Rakuten Group Inc.(b)	1,800	15,616
Recruit Holdings Co. Ltd.	300	14,829
Renesas Electronics Corp.(b)	1,800	20,658
Resona Holdings Inc.	5,700	24,495
Ricoh Co. Ltd.	2,100	17,733
Rinnai Corp.	300	26,792
Rohm Co. Ltd.	300	25,271
Ryohin Keikaku Co. Ltd.	1,200	17,231
Santen Pharmaceutical Co. Ltd.	1,500	17,031
SBI Holdings Inc.	900	23,216
SCSK Corp.	1,200	20,306
Secom Co. Ltd.	300	21,124
Seiko Epson Corp.	1,200	18,692
Sekisui Chemical Co. Ltd.	1,200	20,981
Sekisui House Ltd.	900	18,234
Seven & i Holdings Co. Ltd.	600	30,515
SG Holdings Co. Ltd.	900	19,105
Sharp Corp./Japan	1,800	20,009

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Shimadzu Corp.	600	$21,649
Shimizu Corp.	3,600	23,970
Shionogi & Co. Ltd.	300	17,098
Shiseido Co. Ltd.	300	15,133
Shizuoka Bank Ltd. (The)	3,000	23,572
Softbank Corp.	1,500	18,804
SoftBank Group Corp.	300	13,290
Sohgo Security Services Co. Ltd.	600	21,761
Sompo Holdings Inc.	600	28,076
Sony Group Corp.	300	33,561
Square Enix Holdings Co. Ltd.	300	14,711
Stanley Electric Co. Ltd.	900	21,037
Subaru Corp.	1,200	21,842
SUMCO Corp.	900	16,592
Sumitomo Chemical Co. Ltd.	3,900	19,668
Sumitomo Corp.	1,500	23,183
Sumitomo Dainippon Pharma Co. Ltd.	1,500	16,326
Sumitomo Electric Industries Ltd.	1,500	19,888
Sumitomo Metal Mining Co. Ltd.	600	27,714
Sumitomo Mitsui Financial Group Inc.	600	21,613
Sumitomo Mitsui Trust Holdings Inc.	600	20,749
Sumitomo Realty & Development Co. Ltd.	600	18,564
Suntory Beverage & Food Ltd.	600	23,039
Suzuki Motor Corp.	300	12,772
Sysmex Corp.	300	28,557
T&D Holdings Inc.	1,800	26,601
Taisei Corp.	600	19,669
Taisho Pharmaceutical Holdings Co. Ltd.	600	29,467
Takeda Pharmaceutical Co. Ltd.	651	18,868
TDK Corp.	600	21,669
Terumo Corp.	600	21,902
TIS Inc.	900	23,671
Tobu Railway Co. Ltd.	900	21,081
Toho Co. Ltd./Tokyo	600	23,243
Tokio Marine Holdings Inc.	300	17,902
Tokyo Century Corp.	300	14,805
Tokyo Electric Power Co. Holdings Inc.(b)	8,400	22,380
Tokyo Gas Co. Ltd.	1,200	24,230
Tokyu Corp.	1,500	19,932
Toppan Inc.	1,200	22,826
Toray Industries Inc.	3,600	22,751
Toshiba Corp.	600	24,846
Tosoh Corp.	1,500	23,470
TOTO Ltd.	300	12,912
Toyo Suisan Kaisha Ltd.	600	24,584
Toyota Industries Corp.	300	23,403
Toyota Motor Corp.	900	17,787
Toyota Tsusho Corp.	300	12,166
Trend Micro Inc./Japan(b)	300	15,916
Tsuruha Holdings Inc.	300	24,163
Unicharm Corp.	600	23,186
USS Co. Ltd.	2,400	39,170
Welcia Holdings Co. Ltd.	600	16,205
West Japan Railway Co.	600	25,142
Yakult Honsha Co. Ltd.	300	15,210
Yamaha Corp.	300	13,667
Yamaha Motor Co. Ltd.	900	21,432
Yamato Holdings Co. Ltd.	900	19,165
Yaskawa Electric Corp.	600	25,122
Yokogawa Electric Corp.	1,200	19,663

Security	Shares	Value

Japan (continued)
Z Holdings Corp.	2,700	$13,712
ZOZO Inc.	600	15,988

		4,828,894

Netherlands — 3.2%
ABN AMRO Bank NV, CVA(c)	1,242	19,933
Adyen NV(b)(c)	6	12,209
Aegon NV	3,717	20,969
Akzo Nobel NV	177	18,321
Argenx SE(b)	69	18,464
ASM International NV	51	17,523
ASML Holding NV	27	18,287
CNH Industrial NV	1,098	16,736
Davide Campari-Milano NV	1,392	17,477
Euronext NV(c)	204	19,668
EXOR NV	219	18,363
Heineken Holding NV	168	14,729
Heineken NV	153	16,409
IMCD NV	93	15,998
ING Groep NV	1,335	19,743
InPost SA(b)	1,800	14,613
JDE Peet’s NV	615	18,416
Just Eat Takeaway.com NV(b)(c)	312	15,407
Koninklijke Ahold Delhaize NV	519	16,828
Koninklijke DSM NV	90	16,871
Koninklijke KPN NV	7,266	23,967
Koninklijke Philips NV	486	16,166
NN Group NV	369	20,650
Prosus NV	219	18,220
QIAGEN NV(b)	330	16,313
Randstad NV	294	19,126
Stellantis NV	843	16,277
STMicroelectronics NV	441	20,736
Universal Music Group NV	696	17,184
Wolters Kluwer NV	183	18,625

		534,228

New Zealand — 0.7%
Auckland International Airport Ltd.(b)	3,159	14,995
Fisher & Paykel Healthcare Corp. Ltd.	954	17,552
Mercury NZ Ltd.	5,154	18,949
Meridian Energy Ltd.	6,582	18,973
Ryman Healthcare Ltd.	2,295	15,007
Spark New Zealand Ltd.	6,342	18,126
Xero Ltd.(b)	195	15,796

		119,398

Norway — 1.2%
Adevinta ASA(b)	1,260	13,219
Aker BP ASA	639	22,141
DNB Bank ASA	732	17,422
Equinor ASA	783	21,586
Gjensidige Forsikring ASA	873	21,324
Mowi ASA	702	17,230
Norsk Hydro ASA	2,869	22,049
Orkla ASA	1,911	18,262
Schibsted ASA, Class A	171	5,066
Schibsted ASA, Class B	279	7,278
Telenor ASA	1,167	19,286
Yara International ASA	366	18,793

		203,656

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Portugal — 0.4%
EDP - Energias de Portugal SA	3,909	$20,010
Galp Energia SGPS SA	1,926	21,237
Jeronimo Martins SGPS SA	960	23,070

		64,317

Singapore — 2.1%
Ascendas REIT	8,407	17,241
CapitaLand Integrated Commercial Trust(a)	13,549	19,534
Capitaland Investment Ltd./Singapore(b)	8,700	22,323
City Developments Ltd.	3,600	18,911
DBS Group Holdings Ltd.	900	23,640
Genting Singapore Ltd.	35,700	19,508
Keppel Corp. Ltd.	5,400	22,768
Mapletree Commercial Trust	13,800	18,472
Mapletree Logistics Trust	14,190	17,858
Oversea-Chinese Banking Corp. Ltd.	2,100	19,547
Sea Ltd., ADR(b)	60	9,019
Singapore Airlines Ltd.(b)	5,400	20,143
Singapore Exchange Ltd.	1,000	6,922
Singapore Technologies Engineering Ltd.	6,600	18,344
Singapore Telecommunications Ltd.	11,100	20,127
United Overseas Bank Ltd.	900	20,114
UOL Group Ltd.	4,200	22,776
Venture Corp. Ltd.	1,800	23,583
Wilmar International Ltd.	6,300	20,041

		360,871

Spain — 2.1%
ACS Actividades de Construccion y Servicios SA	753	19,011
Aena SME SA(b)(c)	123	19,875
Amadeus IT Group SA(b)	288	19,803
Banco Bilbao Vizcaya Argentaria SA	3,246	20,724
Banco Santander SA	5,004	17,547
CaixaBank SA	6,870	22,103
Cellnex Telecom SA(c)	396	17,957
EDP Renovaveis SA	825	17,343
Enagas SA	290	6,270
Endesa SA	930	20,821
Ferrovial SA	765	21,258
Grifols SA	957	16,876
Iberdrola SA	1,812	20,775
Iberdrola SA	8	96
Industria de Diseno Textil SA	612	18,562
Naturgy Energy Group SA	888	28,116
Red Electrica Corp. SA	352	7,096
Repsol SA	1,710	21,730
Siemens Gamesa Renewable Energy SA(b)	867	18,760
Telefonica SA	4,428	20,641

		355,364

Sweden — 4.0%
Alfa Laval AB	411	13,884
Assa Abloy AB, Class B	702	19,222
Atlas Copco AB, Class A	198	11,719
Atlas Copco AB, Class B	129	6,597
Boliden AB	555	22,473
Electrolux AB, Class B	771	16,042
Embracer Group AB(b)	2,220	22,274
Epiroc AB, Class A	672	14,340
Epiroc AB, Class B	111	2,009
EQT AB	330	12,932
Essity AB, Class B	579	16,322

Security	Shares	Value

Sweden (continued)
Evolution AB(c)	126	$15,677
Fastighets AB Balder, Class B(b)	231	15,303
Getinge AB, Class B	435	17,007
H & M Hennes & Mauritz AB, Class B	1,098	21,862
Hexagon AB, Class B	1,314	17,723
Husqvarna AB, Class B	1,251	17,394
Industrivarden AB, Class A	291	9,199
Industrivarden AB, Class C	357	11,089
Investment AB Latour, Class B	519	16,148
Investor AB	339	7,712
Investor AB, Class B	600	13,027
Kinnevik AB, Class B(b)	516	15,423
L E Lundbergforetagen AB, Class B	303	15,482
Lifco AB, Class B	684	16,033
Lundin Energy AB	495	20,131
Nibe Industrier AB, Class B	1,395	13,259
Sagax AB, Class B	486	14,186
Sandvik AB	780	20,541
Securitas AB, Class B	1,359	16,414
Sinch AB(b)(c)	1,509	15,514
Skandinaviska Enskilda Banken AB, Class A	1,260	16,288
Skanska AB, Class B	744	18,215
SKF AB, Class B	738	16,179
Svenska Cellulosa AB SCA, Class B	1,434	24,971
Svenska Handelsbanken AB, Class A	1,449	15,443
Swedbank AB, Class A	798	15,623
Swedish Match AB	2,883	22,307
Tele2 AB, Class B	1,722	25,055
Telefonaktiebolaget LM Ericsson, Class B	1,878	23,449
Telia Co. AB	5,430	21,402
Volvo AB, Class B	543	12,254

		678,124

Switzerland — 4.3%
ABB Ltd., Registered	522	18,099
Adecco Group AG, Registered	429	20,435
Alcon Inc.	228	17,581
Bachem Holding AG, Class B, Registered	27	16,106
Baloise Holding AG, Registered	132	23,123
Barry Callebaut AG, Registered	9	20,661
Cie. Financiere Richemont SA, Class A, Registered	129	18,748
Clariant AG, Registered	1,017	21,555
Coca-Cola HBC AG, Class DI	624	20,667
Credit Suisse Group AG, Registered	1,737	16,511
EMS-Chemie Holding AG, Registered	21	21,241
Geberit AG, Registered	30	20,383
Givaudan SA, Registered	3	12,429
Holcim Ltd.	402	21,789
Julius Baer Group Ltd.	306	19,997
Kuehne + Nagel International AG, Registered	66	18,638
Logitech International SA, Registered	270	22,688
Lonza Group AG, Registered	24	16,547
Nestle SA, Registered	198	25,569
Novartis AG, Registered	219	19,029
Partners Group Holding AG	12	16,730
Roche Holding AG, NVS	48	18,576
Schindler Holding AG, Participation Certificates, NVS	54	13,553
Schindler Holding AG, Registered	18	4,516
SGS SA, Registered	6	17,109
Siemens Energy AG(b)	759	17,072
Sika AG, Registered	51	17,844

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Sonova Holding AG, Registered	51	$18,168
Straumann Holding AG, Registered	9	14,914
Swatch Group AG (The), Bearer	45	13,127
Swatch Group AG (The), Registered	78	4,379
Swiss Life Holding AG, Registered	33	21,239
Swiss Prime Site AG, Registered	171	16,908
Swiss Re AG	216	23,535
Swisscom AG, Registered	33	18,862
Temenos AG, Registered	138	16,541
UBS Group AG, Registered	1,041	19,310
VAT Group AG(c)	39	15,904
Vifor Pharma AG	159	28,166
Zurich Insurance Group AG	45	21,524

		729,773

United Kingdom — 9.2%
3i Group PLC	1,011	18,829
Abrdn PLC	6,198	20,270
Admiral Group PLC	507	21,558
Anglo American PLC	525	23,145
Antofagasta PLC	1,110	20,192
Ashtead Group PLC	246	17,596
Associated British Foods PLC	786	20,747
AstraZeneca PLC	144	16,751
Auto Trader Group PLC(c)	2,283	20,688
AVEVA Group PLC	432	17,143
Aviva PLC	3,651	21,556
BAE Systems PLC	2,139	16,739
Barclays PLC	6,681	17,924
Barratt Developments PLC	2,280	18,963
Berkeley Group Holdings PLC	342	19,518
BP PLC	3,993	20,699
British American Tobacco PLC	552	23,568
British Land Co. PLC (The)	2,991	22,365
BT Group PLC	9,174	24,299
Bunzl PLC	489	18,316
Burberry Group PLC	768	19,483
Coca-Cola Europacific Partners PLC	390	22,289
Compass Group PLC	954	21,682
Croda International PLC	168	18,144
DCC PLC	228	19,171
Diageo PLC	351	17,712
Entain PLC(b)	816	17,666
Evraz PLC	2,598	17,650
Experian PLC	396	16,540
Ferguson PLC	132	20,762
GlaxoSmithKline PLC	786	17,540
Halma PLC	546	18,506
Hargreaves Lansdown PLC	1,062	19,281
Hikma Pharmaceuticals PLC	597	16,772
HSBC Holdings PLC	3,195	22,740
Imperial Brands PLC	819	19,418
Informa PLC(b)	2,571	19,448
InterContinental Hotels Group PLC(b)	300	19,822
Intertek Group PLC	297	21,553
J Sainsbury PLC	4,836	19,003
JD Sports Fashion PLC	7,587	19,454
Johnson Matthey PLC	609	16,083
Kingfisher PLC	5,244	23,516
Land Securities Group PLC	2,115	22,716
Legal & General Group PLC	4,989	19,507

Security	Shares	Value

United Kingdom (continued)
Lloyds Banking Group PLC	28,929	$20,076
London Stock Exchange Group PLC	210	20,562
M&G PLC	6,930	20,282
Melrose Industries PLC	9,507	19,366
Mondi PLC	843	21,091
National Grid PLC	1,467	21,467
Natwest Group PLC	6,216	20,431
Next PLC	180	18,339
Ocado Group PLC(b)	870	17,727
Pearson PLC	2,187	18,260
Persimmon PLC	552	17,984
Phoenix Group Holdings PLC	2,274	20,358
Prudential PLC	960	16,182
Reckitt Benckiser Group PLC	240	19,445
RELX PLC	594	18,272
Rentokil Initial PLC	2,274	15,924
Rolls-Royce Holdings PLC(b)	11,166	17,502
Sage Group PLC (The)	1,977	19,319
Schroders PLC	408	18,707
Segro PLC	1,086	19,146
Severn Trent PLC	525	20,383
Shell PLC	786	20,191
Smith & Nephew PLC	1,017	17,296
Smiths Group PLC	1,074	22,637
Spirax-Sarco Engineering PLC	102	18,386
SSE PLC	918	19,752
St. James’s Place PLC	951	19,631
Standard Chartered PLC	2,748	20,013
Taylor Wimpey PLC	9,552	19,597
Tesco PLC	4,881	19,605
Unilever PLC	378	19,385
United Utilities Group PLC	1,452	20,946
Vodafone Group PLC	12,786	22,451
Whitbread PLC(b)	438	18,023
WPP PLC	1,257	19,710

		1,565,770

Total Common Stocks — 99.2% (Cost: $17,838,247)		16,799,884

Preferred Stocks

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	30	2,596
Fuchs Petrolub SE, Preference Shares, NVS	462	19,966
Henkel AG & Co. KGaA, Preference Shares, NVS	144	11,778
Porsche Automobil Holding SE, Preference Shares, NVS	219	20,509
Sartorius AG, Preference Shares, NVS	30	16,196
Volkswagen AG, Preference Shares, NVS	60	12,496

		83,541

Total Preferred Stocks — 0.5% (Cost: $91,145)		83,541

Rights

Spain — 0.0%
Asc Actividades De Construccio (Expires 02/25/22)(b)(d)	753	377

Total Rights — 0.0% (Cost: $404)		377

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	64,566	$64,586

Total Short-Term Investments — 0.4% (Cost: $64,586)		64,586

Total Investments in Securities — 100.1% (Cost: $17,994,382)		16,948,388

Other Assets, Less Liabilities — (0.1)%		(8,615)

Net Assets — 100.0%		$16,939,773

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$36,183	$28,419	(a)	$—	$(16)	$—	$64,586	64,566	$1,694	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Mini TOPIX Index	3	03/10/22	$50	$(529)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$529

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Size Factor ETF

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$3,903

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(276)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$78,360

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,963,305	$14,836,579	$—	$16,799,884
Preferred Stocks	—	83,541	—	83,541
Rights	—	—	377	377
Money Market Funds	64,586	—	—	64,586

	$2,027,891	$14,920,120	$377	$16,948,388

Derivative financial instruments(a)
Liabilities
Futures Contracts	$—	$(529)	$—	$(529)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.4%
Aurizon Holdings Ltd.	300,997	$753,051
BHP Group Ltd.(a)	187,203	6,003,704
BHP Group Ltd.	234,694	7,408,067
BlueScope Steel Ltd.	103,876	1,361,487
Computershare Ltd.	89,711	1,243,538
Dexus	98,094	714,116
Fortescue Metals Group Ltd.	343,241	4,819,825
Glencore PLC	1,594,197	8,305,150
Lendlease Corp. Ltd.	52,076	368,518
Origin Energy Ltd.	331,557	1,326,725
Rio Tinto Ltd.	48,922	3,889,576
Rio Tinto PLC	193,981	13,672,812
Santos Ltd.	116,570	593,776
Sonic Healthcare Ltd.	50,224	1,352,547
South32 Ltd.	792,441	2,180,240
Stockland	507,562	1,463,011
Vicinity Centres	352,134	408,232

		55,864,375

Austria — 0.3%
Erste Group Bank AG	32,037	1,497,428
OMV AG	17,701	1,083,378
Raiffeisen Bank International AG	31,479	884,788
voestalpine AG	19,145	636,478

		4,102,072

Belgium — 0.8%
Ageas SA/NV	10,757	517,783
Anheuser-Busch InBev SA/NV	97,438	6,142,599
Etablissements Franz Colruyt NV	6,476	263,053
Proximus SADP	17,966	366,876
Sofina SA	1,971	784,750
Solvay SA	7,392	890,656
UCB SA	18,046	1,795,671

		10,761,388

Canada — 3.2%
AltaGas Ltd.	61,555	1,264,368
Bausch Health Cos Inc.(b)	88,649	2,179,350
Canadian Tire Corp. Ltd., Class A, NVS	6,469	934,001
CGI Inc.(b)	40,147	3,427,726
Empire Co. Ltd., Class A, NVS	32,111	990,751
Fairfax Financial Holdings Ltd.	3,929	1,897,196
George Weston Ltd.	13,408	1,462,154
iA Financial Corp. Inc.	9,755	634,729
Kinross Gold Corp.	206,814	1,117,738
Kirkland Lake Gold Ltd.	19,776	744,896
Loblaw Companies Ltd.	29,842	2,302,328
Lundin Mining Corp.	76,537	637,633
Magna International Inc.	39,529	3,184,648
Manulife Financial Corp.	274,183	5,709,494
Metro Inc.	33,662	1,800,479
Open Text Corp.	84,592	4,048,757
Power Corp. of Canada	54,944	1,766,127
Saputo Inc.	18,378	411,902
Teck Resources Ltd., Class B	122,829	3,793,625
Tourmaline Oil Corp.	18,866	672,625
West Fraser Timber Co. Ltd.	17,079	1,580,864

		40,561,391

Security	Shares	Value

Denmark — 0.8%
AP Moller - Maersk A/S, Class A	805	$2,696,954
AP Moller - Maersk A/S, Class B, NVS	1,541	5,535,493
Danske Bank A/S	131,000	2,542,872

		10,775,319

Finland — 1.1%
Fortum OYJ	69,016	1,878,597
Nokia OYJ(b)	2,109,367	12,579,471

		14,458,068

France — 10.9%
Alstom SA	23,163	750,938
ArcelorMittal SA	216,129	6,419,902
AXA SA	248,516	7,870,749
BNP Paribas SA	207,774	14,832,858
Bollore SA	70,066	377,670
Bouygues SA	49,848	1,757,992
Capgemini SE	32,522	7,311,478
Carrefour SA	195,330	3,717,441
Cie. de Saint-Gobain	114,704	7,761,729
Cie. Generale des Etablissements Michelin SCA	21,485	3,594,952
CNP Assurances	32,606	802,602
Credit Agricole SA	225,512	3,392,703
Danone SA	79,117	4,933,029
Dassault Aviation SA	3,248	386,000
Eiffage SA	16,118	1,693,570
Electricite de France SA	173,049	1,664,421
Engie SA	498,776	7,672,074
Faurecia SE	19,077	845,646
Ipsen SA	6,699	651,818
Orange SA	347,260	4,079,420
Orpea SA	3,521	154,587
Publicis Groupe SA	30,301	2,053,222
Renault SA(b)	62,426	2,480,960
Sanofi	215,964	22,581,630
Societe Generale SA	219,555	8,149,954
Thales SA	13,945	1,286,390
TotalEnergies SE	236,337	13,439,876
Valeo	21,363	597,921
Vinci SA	59,597	6,532,220
Worldline SA/France(b)(c)	29,980	1,453,136

		139,246,888

Germany — 7.0%
Bayer AG, Registered	275,999	16,768,003
Bayerische Motoren Werke AG	75,576	7,999,183
Commerzbank AG(b)	251,281	2,169,887
Continental AG(b)	13,268	1,286,334
Covestro AG(c)	18,825	1,129,368
Daimler AG, Registered	163,045	13,009,968
Daimler Truck Holding AG(b)	82,747	2,917,152
Deutsche Bank AG, Registered(b)	452,447	6,299,656
Deutsche Telekom AG, Registered	300,879	5,680,287
Evonik Industries AG	16,838	549,318
Fresenius Medical Care AG & Co. KGaA	38,352	2,607,682
Fresenius SE & Co. KGaA	102,008	4,210,926
HeidelbergCement AG	30,622	2,130,941
Henkel AG & Co. KGaA	16,504	1,303,997
LANXESS AG	7,417	451,586
Merck KGaA	12,475	2,735,746
RWE AG	81,653	3,444,308
Siemens AG, Registered	69,476	11,030,781

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Uniper SE	27,655	$1,251,383
United Internet AG, Registered	10,875	426,481
Volkswagen AG	6,895	1,996,641

		89,399,628

Hong Kong — 2.4%
BOC Hong Kong Holdings Ltd.	334,000	1,289,687
CK Asset Holdings Ltd.	1,006,500	6,718,797
CK Hutchison Holdings Ltd.	1,208,000	8,585,648
CK Infrastructure Holdings Ltd.	107,500	662,454
Hongkong Land Holdings Ltd.	237,400	1,285,738
Jardine Matheson Holdings Ltd.	59,000	3,484,714
New World Development Co. Ltd.	119,000	485,795
Sino Land Co. Ltd.	1,300,000	1,684,402
SITC International Holdings Co. Ltd.	99,000	377,346
Sun Hung Kai Properties Ltd.	244,000	2,976,923
Swire Pacific Ltd., Class A	98,500	596,721
WH Group Ltd.(c)	3,507,000	2,346,217
Xinyi Glass Holdings Ltd.	280,000	742,270

		31,236,712

Israel — 0.7%
Bank Hapoalim BM	113,655	1,179,482
Bank Leumi Le-Israel BM	147,107	1,577,721
Check Point Software Technologies Ltd.(b)	16,078	1,945,599
Isracard Ltd.	1	5
Israel Discount Bank Ltd., Class A	117,152	785,603
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	437,641	3,689,314

		9,177,724

Italy — 2.4%
Atlantia SpA(b)	48,880	906,982
Enel SpA	1,194,592	9,194,294
Eni SpA	211,894	3,182,900
Intesa Sanpaolo SpA	2,185,937	6,496,252
Mediobanca Banca di Credito Finanziario SpA	79,981	916,312
Telecom Italia SpA	2,814,776	1,326,546
UniCredit SpA	553,799	8,801,757

		30,825,043

Japan — 35.2%
AGC Inc.	51,400	2,359,023
Aisin Corp.	38,600	1,401,681
Asahi Group Holdings Ltd.	98,800	4,033,085
Asahi Kasei Corp.	179,600	1,774,075
Astellas Pharma Inc.	286,200	4,619,429
Bridgestone Corp.	83,400	3,652,188
Brother Industries Ltd.	137,400	2,530,367
Canon Inc.	476,100	11,260,111
Central Japan Railway Co.	30,400	3,988,802
Chiba Bank Ltd. (The)	103,100	666,507
Chubu Electric Power Co. Inc.	291,400	2,918,633
Concordia Financial Group Ltd.	235,000	965,698
Dai Nippon Printing Co. Ltd.	59,300	1,423,504
Dai-ichi Life Holdings Inc.	100,800	2,268,953
Daito Trust Construction Co. Ltd.	30,600	3,508,796
Daiwa House Industry Co. Ltd.	203,500	5,938,774
Daiwa House REIT Investment Corp.	294	875,816
Daiwa Securities Group Inc.	196,900	1,186,460
Denso Corp.	47,600	3,552,563
Dentsu Group Inc.	19,300	668,393
ENEOS Holdings Inc.	587,800	2,340,987
Fuji Electric Co. Ltd.	18,700	999,445

Security	Shares	Value

Japan (continued)
FUJIFILM Holdings Corp.	150,300	$10,075,510
Fujitsu Ltd.	63,700	8,421,033
Hankyu Hanshin Holdings Inc.	35,100	1,022,163
Hino Motors Ltd.	57,000	495,467
Hirose Electric Co. Ltd.	6,500	968,875
Hitachi Construction Machinery Co. Ltd.	15,800	401,751
Hitachi Ltd.	274,900	14,288,203
Honda Motor Co. Ltd.	401,700	11,831,178
Hulic Co. Ltd.	110,400	1,067,088
Ibiden Co. Ltd.	14,500	810,265
Idemitsu Kosan Co. Ltd.	32,300	827,579
Iida Group Holdings Co. Ltd.	34,600	719,840
Inpex Corp.	226,900	2,293,844
Isuzu Motors Ltd.	111,700	1,368,325
ITOCHU Corp.	354,900	11,401,682
Japan Post Bank Co. Ltd.	109,700	1,079,202
Japan Post Holdings Co. Ltd.	605,500	5,168,263
Japan Post Insurance Co. Ltd.	41,900	734,660
Japan Tobacco Inc.	323,700	6,462,631
JFE Holdings Inc.	163,600	2,101,744
Kajima Corp.	159,900	1,931,209
Kansai Electric Power Co. Inc. (The)	292,000	2,756,224
KDDI Corp.	205,200	6,555,874
Kirin Holdings Co. Ltd.	135,000	2,163,800
Koito Manufacturing Co. Ltd.	7,600	381,600
Komatsu Ltd.	146,600	3,683,903
Kubota Corp.	120,400	2,582,041
Kurita Water Industries Ltd.	8,500	345,640
Kyocera Corp.	147,200	9,078,015
Lawson Inc.	9,500	416,376
Lixil Corp.	44,600	1,020,900
Marubeni Corp.	679,500	6,992,013
Mazda Motor Corp.(b)	131,800	1,015,354
Medipal Holdings Corp.	49,200	885,356
MEIJI Holdings Co. Ltd.	21,000	1,310,013
MinebeaMitsumi Inc.	51,100	1,250,447
Mitsubishi Chemical Holdings Corp.	240,700	1,888,095
Mitsubishi Corp.	408,300	13,862,773
Mitsubishi Electric Corp.	364,800	4,568,536
Mitsubishi Estate Co. Ltd.	232,300	3,345,683
Mitsubishi Gas Chemical Co. Inc.	30,800	589,984
Mitsubishi HC Capital Inc.	107,400	554,687
Mitsubishi Heavy Industries Ltd.	90,400	2,455,209
Mitsubishi UFJ Financial Group Inc.	2,921,300	17,706,816
Mitsui & Co. Ltd.	555,700	13,856,585
Mitsui Chemicals Inc.	36,000	962,807
Mizuho Financial Group Inc.	649,070	8,792,303
MS&AD Insurance Group Holdings Inc.	37,500	1,286,232
Murata Manufacturing Co. Ltd.	91,400	6,871,751
NEC Corp.	102,500	3,998,862
NGK Insulators Ltd.	60,400	1,020,623
Nippon Express Holdings Co., NVS	15,900	942,293
Nippon Steel Corp.	237,200	3,876,929
Nippon Telegraph & Telephone Corp.	201,900	5,777,920
Nippon Yusen KK	59,400	4,656,563
Nissan Motor Co. Ltd.(b)	392,300	2,076,282
Nisshin Seifun Group Inc.	30,700	431,095
Nomura Holdings Inc.	645,500	2,851,526
NTT Data Corp.	149,400	2,864,108
Obayashi Corp.	245,100	1,985,836

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Oji Holdings Corp.	180,200	$959,218
Ono Pharmaceutical Co. Ltd.	47,400	1,149,531
ORIX Corp.	193,900	3,999,599
Orix JREIT Inc.	216	309,972
Osaka Gas Co. Ltd.	107,700	1,831,588
Otsuka Holdings Co. Ltd.	79,600	2,715,738
Panasonic Corp.	294,400	3,241,198
Renesas Electronics Corp.(b)	235,600	2,703,937
Resona Holdings Inc.	578,800	2,487,356
Ricoh Co. Ltd.	395,500	3,339,765
Rohm Co. Ltd.	33,100	2,788,248
Santen Pharmaceutical Co. Ltd.	38,700	439,406
SCSK Corp.	33,100	560,100
Secom Co. Ltd.	20,100	1,415,322
Seiko Epson Corp.	141,900	2,210,305
Sekisui Chemical Co. Ltd.	47,600	832,238
Sekisui House Ltd.	106,000	2,147,577
Seven & i Holdings Co. Ltd.	185,700	9,444,448
Shimizu Corp.	187,500	1,248,455
Shionogi & Co. Ltd.	33,200	1,892,156
Shizuoka Bank Ltd. (The)	87,700	689,100
SoftBank Group Corp.	119,200	5,280,505
Sohgo Security Services Co. Ltd.	6,700	242,993
Stanley Electric Co. Ltd.	16,900	395,027
Subaru Corp.	119,600	2,176,881
SUMCO Corp.	101,800	1,876,793
Sumitomo Chemical Co. Ltd.	303,700	1,531,574
Sumitomo Corp.	413,800	6,395,447
Sumitomo Dainippon Pharma Co. Ltd.	35,300	384,214
Sumitomo Electric Industries Ltd.	149,100	1,976,841
Sumitomo Metal Mining Co. Ltd.	39,100	1,806,017
Sumitomo Mitsui Financial Group Inc.	337,300	12,149,867
Sumitomo Mitsui Trust Holdings Inc.	70,900	2,451,806
Suntory Beverage & Food Ltd.	21,400	821,732
Suzuki Motor Corp.	48,000	2,043,558
T&D Holdings Inc.	52,000	768,472
Taisei Corp.	59,700	1,957,029
Taisho Pharmaceutical Holdings Co. Ltd.	7,400	363,430
Takeda Pharmaceutical Co. Ltd.	277,200	8,034,139
TDK Corp.	157,500	5,688,094
TIS Inc.	54,700	1,438,646
Tokyo Electric Power Co. Holdings Inc.(b)	945,200	2,518,249
Tokyo Gas Co. Ltd.	80,200	1,619,377
Toppan Inc.	88,500	1,683,450
Toray Industries Inc.	194,600	1,229,836
Toshiba Corp.	55,800	2,310,680
Tosoh Corp.	54,700	855,863
Toyo Suisan Kaisha Ltd.	15,400	630,981
Toyota Industries Corp.	28,600	2,231,045
Toyota Motor Corp.	1,735,000	34,289,101
Toyota Tsusho Corp.	59,400	2,408,878
Yamaha Motor Co. Ltd.	45,600	1,085,896
Yamato Holdings Co. Ltd.	18,700	398,202
Yokogawa Electric Corp.	54,300	889,732

		450,404,468

Netherlands — 3.2%
ABN AMRO Bank NV, CVA(c)	66,793	1,071,965
Aegon NV	574,856	3,243,046
CNH Industrial NV	130,865	1,994,656
EXOR NV	11,544	967,975

Security	Shares	Value

Netherlands (continued)
ING Groep NV	535,481	$7,919,283
JDE Peet’s NV	14,440	432,393
Koninklijke Ahold Delhaize NV	263,475	8,543,072
NN Group NV	72,836	4,076,058
Randstad NV	16,699	1,086,331
Stellantis NV	621,387	11,998,280

		41,333,059

Norway — 0.4%
Equinor ASA	58,617	1,615,943
Norsk Hydro ASA	175,391	1,347,934
Orkla ASA	79,825	762,840
Yara International ASA	18,220	935,557

		4,662,274

Singapore — 0.5%
Keppel Corp. Ltd.	337,100	1,421,284
Singapore Telecommunications Ltd.	740,100	1,341,968
UOL Group Ltd.	50,200	272,233
Venture Corp. Ltd.	90,300	1,183,087
Wilmar International Ltd.	527,900	1,679,346

		5,897,918

Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	54,971	1,387,831
Banco Bilbao Vizcaya Argentaria SA	979,477	6,253,598
Banco Santander SA	3,252,477	11,405,142
CaixaBank SA	796,404	2,562,334
Repsol SA	234,769	2,983,351
Telefonica SA	1,000,176	4,662,389

		29,254,645

Sweden — 1.4%
Boliden AB	33,989	1,376,301
Electrolux AB, Class B	13,778	286,681
Investor AB	81,491	1,853,861
Securitas AB, Class B	41,206	497,696
Skanska AB, Class B	44,184	1,081,751
SKF AB, Class B	51,624	1,131,708
Swedbank AB, Class A	63,182	1,236,990
Telefonaktiebolaget LM Ericsson, Class B	537,027	6,705,369
Telia Co. AB	206,283	813,043
Volvo AB, Class B	143,828	3,245,683

		18,229,083

Switzerland — 5.3%
Adecco Group AG, Registered	22,175	1,056,266
Credit Suisse Group AG, Registered	551,394	5,241,226
Holcim Ltd.	67,385	3,652,353
Novartis AG, Registered	331,091	28,768,328
Roche Holding AG, NVS	53,480	20,696,715
Siemens Energy AG(b)	49,429	1,111,799
Swatch Group AG (The), Registered	5,871	329,569
Swiss Life Holding AG, Registered	2,562	1,648,928
UBS Group AG, Registered	289,651	5,372,895

		67,878,079

United Kingdom — 16.0%
3i Group PLC	136,346	2,539,281
Anglo American PLC	229,269	10,107,434
Associated British Foods PLC	71,444	1,885,829
Aviva PLC	658,570	3,888,196
BAE Systems PLC	476,084	3,725,716
Barclays PLC	4,091,446	10,976,603

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Barratt Developments PLC	169,948	$1,413,464
Berkeley Group Holdings PLC	13,187	752,582
BP PLC	2,016,079	10,451,196
British American Tobacco PLC	974,680	41,613,939
BT Group PLC	1,820,649	4,822,299
Coca-Cola Europacific Partners PLC	27,048	1,545,793
DCC PLC	12,549	1,055,164
Evraz PLC	78,275	531,770
GlaxoSmithKline PLC	607,010	13,546,026
HSBC Holdings PLC	2,475,342	17,617,847
Imperial Brands PLC	392,877	9,315,055
Informa PLC(b)	116,008	877,527
J Sainsbury PLC	684,637	2,690,313
Kingfisher PLC	350,843	1,573,304
Lloyds Banking Group PLC	11,875,328	8,241,131
M&G PLC	345,077	1,009,943
Melrose Industries PLC	787,613	1,604,380
Natwest Group PLC	919,913	3,023,553
Pearson PLC	79,377	662,754
Persimmon PLC	36,624	1,193,191
Phoenix Group Holdings PLC	60,158	538,559
Shell PLC	924,545	23,750,372
Smith & Nephew PLC	60,343	1,026,252
Standard Chartered PLC	644,193	4,691,496
Taylor Wimpey PLC	518,582	1,063,900
Tesco PLC	1,725,754	6,931,787
Vodafone Group PLC	5,124,213	8,997,423
WPP PLC	128,782	2,019,368

		205,683,447

Total Common Stocks — 98.3% (Cost: $1,197,135,639)		1,259,751,581

Preferred Stocks

Germany — 1.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	15,970	1,382,142
Henkel AG & Co. KGaA, Preference Shares, NVS	14,673	1,200,082
Porsche Automobil Holding SE, Preference Shares, NVS	44,718	4,187,793

Security	Shares	Value

Germany (continued)
Volkswagen AG, Preference Shares, NVS	46,967	$9,781,920

		16,551,937

Total Preferred Stocks — 1.3% (Cost: $16,997,750)		16,551,937

Rights

Spain — 0.0%
Asc Actividades De Construccio (Expires 02/25/22)(b)(d)	53,468	26,761

Total Rights — 0.0% (Cost: $28,660)		26,761

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	8,850,837	8,853,492
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	310,000	310,000

		9,163,492

Total Short-Term Investments — 0.7% (Cost: $9,163,505)		9,163,492

Total Investments in Securities — 100.3% (Cost: $1,223,325,554)		1,285,493,771

Other Assets, Less Liabilities — (0.3)%		(4,274,596)

Net Assets — 100.0%		$1,281,219,175

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Value Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$8,854,018	(a)	$—	$(513)	$(13)	$8,853,492	8,850,837	$93,126	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	310,000	0	(a)	—	—	—	310,000	310,000	14		—

					$(513)	$(13)	$9,163,492		$93,140		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	10	03/10/22	$1,666	$(54,957)
Euro STOXX 50 Index	26	03/18/22	1,222	(9,209)
FTSE 100 Index	16	03/18/22	1,604	40,172

				$(23,994)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$40,172

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$64,166

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$196,553

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$33,522

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Value Factor ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,045,811

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$58,067,316	$1,201,684,265	$—	$1,259,751,581
Preferred Stocks	—	16,551,937	—	16,551,937
Rights	—	—	26,761	26,761
Money Market Funds	9,163,492	—	—	9,163,492

	$67,230,808	$1,218,236,202	$26,761	$1,285,493,771

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$40,172	$—	$40,172
Liabilities
Futures Contracts	—	(64,166)	—	(64,166)

	$—	$(23,994)	$—	$(23,994)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI USA Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
Textron Inc.	277,164	$18,863,782

Automobiles — 5.9%
Ford Motor Co.	6,706,699	136,145,990
Tesla Inc.(a)	651,469	610,244,041

		746,390,031

Banks — 12.1%
Bank of America Corp.	10,547,013	486,639,180
JPMorgan Chase & Co.	3,436,450	510,656,470
PNC Financial Services Group Inc. (The)	533,375	109,869,916
Signature Bank/New York NY	145,634	44,364,486
SVB Financial Group(a)	91,776	53,588,006
Wells Fargo & Co.	6,033,705	324,613,329

		1,529,731,387

Biotechnology — 1.7%
Horizon Therapeutics PLC(a)	228,056	21,284,466
Moderna Inc.(a)	1,125,424	190,568,046

		211,852,512

Building Products — 0.9%
Carrier Global Corp.	916,018	43,675,738
Johnson Controls International PLC	959,445	69,722,868

		113,398,606

Capital Markets — 10.6%
Ameriprise Financial Inc.	134,834	41,031,335
BlackRock Inc.(b)	175,295	144,257,267
Blackstone Inc., NVS	1,788,266	235,997,464
Carlyle Group Inc. (The)	285,360	14,567,628
Cboe Global Markets Inc.	161,371	19,127,305
Charles Schwab Corp. (The)	1,957,188	171,645,388
FactSet Research Systems Inc.	54,172	22,854,625
Goldman Sachs Group Inc. (The)	531,009	188,338,272
KKR & Co. Inc.	1,010,690	71,920,700
Morgan Stanley	2,242,831	229,979,891
MSCI Inc.	159,033	85,260,772
Nasdaq Inc.	214,377	38,418,502
Raymond James Financial Inc.	250,256	26,494,603
T Rowe Price Group Inc.	340,945	52,652,136

		1,342,545,888

Chemicals — 0.7%
Albemarle Corp.	235,532	51,991,334
CF Industries Holdings Inc.	264,616	18,224,104
Mosaic Co. (The)	444,310	17,750,184

		87,965,622

Commercial Services & Supplies — 1.1%
Republic Services Inc.	378,738	48,349,693
Waste Management Inc.	595,904	89,647,798

		137,997,491

Communications Equipment — 0.8%
Arista Networks Inc.(a)	334,145	41,537,565
Motorola Solutions Inc.	256,896	59,584,458

		101,122,023

Consumer Finance — 0.1%
Upstart Holdings Inc.(a)(c)	63,419	6,913,305

Distributors — 0.2%
Pool Corp.	46,612	22,198,965

Security	Shares	Value

Diversified Financial Services — 0.3%
Apollo Global Management Inc.	508,163	$35,571,410

Electrical Equipment — 0.4%
Generac Holdings Inc.(a)(c)	132,690	37,469,002
Plug Power Inc.(a)(c)	622,883	13,622,451

		51,091,453

Electronic Equipment, Instruments & Components — 0.6%
Keysight Technologies Inc.(a)	279,086	47,115,299
Zebra Technologies Corp., Class A(a)	60,566	30,835,362

		77,950,661

Entertainment — 0.2%
AMC Entertainment Holdings Inc., Class A(a)(c)	1,683,853	27,042,679

Equity Real Estate Investment Trusts (REITs) — 0.8%
Camden Property Trust	166,173	26,602,636
Extra Space Storage Inc.	223,943	44,383,263
Mid-America Apartment Communities Inc.	169,884	35,111,625

		106,097,524

Food & Staples Retailing — 3.1%
Costco Wholesale Corp.	762,876	385,351,554

Food Products — 0.1%
Bunge Ltd.	148,220	14,653,029

Health Care Equipment & Supplies — 1.7%
Dexcom Inc.(a)	156,134	67,212,564
Edwards Lifesciences Corp.(a)(c)	880,369	96,136,295
IDEXX Laboratories Inc.(a)	99,414	50,432,722

		213,781,581

Hotels, Restaurants & Leisure — 0.1%
MGM Resorts International	410,744	17,546,984

Insurance — 2.3%
Aon PLC, Class A	344,881	95,338,904
Arthur J Gallagher & Co.	281,496	44,459,478
Hartford Financial Services Group Inc. (The)	377,684	27,144,149
Marsh & McLennan Companies Inc.	777,350	119,432,054

		286,374,585

Interactive Media & Services — 5.1%
Alphabet Inc., Class A(a)(c)	123,947	335,409,258
Alphabet Inc., Class C, NVS(a)	113,716	308,621,813

		644,031,071

Internet & Direct Marketing Retail — 0.6%
DoorDash Inc., Class A(a)(c)	163,360	18,539,726
eBay Inc.	953,026	57,248,272

		75,787,998

IT Services — 6.1%
Accenture PLC, Class A	1,035,392	366,093,903
Affirm Holdings Inc.(a)(c)	286,126	18,332,093
Cloudflare Inc., Class A(a)(c)	777,661	74,966,520
EPAM Systems Inc.(a)	131,824	62,766,679
Gartner Inc.(a)	220,870	64,911,484
MongoDB Inc.(a)(c)	98,024	39,710,503
Paychex Inc.	446,000	52,520,960
Snowflake Inc., Class A(a)	310,716	85,726,545

		765,028,687

Life Sciences Tools & Services — 4.5%
Agilent Technologies Inc.	411,834	57,376,713
Avantor Inc.(a)	713,794	26,645,930
Bio-Techne Corp.	66,509	25,034,653

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Momentum Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Charles River Laboratories International Inc.(a)(c)	84,079	$27,725,891
PerkinElmer Inc.(c)	157,113	27,050,145
Thermo Fisher Scientific Inc.	579,280	336,735,464
Waters Corp.(a)(c)	85,939	27,510,792
West Pharmaceutical Services Inc.	115,813	45,539,988

		573,619,576

Media — 0.1%
Interpublic Group of Companies Inc. (The)	504,008	17,912,444

Metals & Mining — 0.6%
Nucor Corp.	560,573	56,842,102
Steel Dynamics Inc.	286,819	15,924,191

		72,766,293

Multiline Retail — 1.2%
Target Corp.	689,689	152,028,146

Oil, Gas & Consumable Fuels — 5.1%
Cheniere Energy Inc.	462,637	51,769,080
ConocoPhillips	2,712,394	240,372,356
Devon Energy Corp.	1,597,996	80,810,658
Diamondback Energy Inc.	329,964	41,628,258
EOG Resources Inc.	924,374	103,049,214
Occidental Petroleum Corp.	1,571,635	59,203,491
Pioneer Natural Resources Co.	328,851	71,982,195

		648,815,252

Pharmaceuticals — 3.2%
Eli Lilly & Co.	1,663,970	408,321,598

Professional Services — 1.1%
Equifax Inc.	188,677	45,237,198
IHS Markit Ltd.	553,175	64,605,308
Robert Half International Inc.	208,047	23,563,403

		133,405,909

Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)(c)	470,656	47,696,279

Road & Rail — 0.5%
AMERCO	17,361	10,571,981
Old Dominion Freight Line Inc.	179,647	54,240,819

		64,812,800

Semiconductors & Semiconductor Equipment — 7.9%
Applied Materials Inc.	1,106,550	152,903,079
Entegris Inc.	188,188	22,552,450
KLA Corp.	183,588	71,465,301
Marvell Technology Inc.	1,363,479	97,352,401
Monolithic Power Systems Inc.	64,465	25,974,882
NVIDIA Corp.	2,254,953	552,147,792
Xilinx Inc.	354,813	68,674,056

		991,069,961

Software — 18.6%
Adobe Inc.(a)	674,462	360,365,047
Asana Inc., Class A(a)(c)	217,454	11,411,986
Bill.com Holdings Inc.(a)	244,982	46,108,062

Security	Shares	Value

Software (continued)
Cadence Design Systems Inc.(a)	410,921	$62,517,521
Crowdstrike Holdings Inc., Class A(a)(c)	354,569	64,049,344
Datadog Inc., Class A(a)	482,980	70,568,208
Dynatrace Inc.(a)(c)	352,041	19,312,969
Fortinet Inc.(a)	396,013	117,710,904
HubSpot Inc.(a)(c)	89,609	43,800,879
Intuit Inc.	616,654	342,384,801
Microsoft Corp.	2,092,918	650,855,640
Oracle Corp.	3,260,627	264,632,487
Palantir Technologies Inc., Class A(a)	2,725,633	37,368,429
Palo Alto Networks Inc.(a)	201,466	104,238,508
Synopsys Inc.(a)	231,317	71,823,929
Tyler Technologies Inc.(a)(c)	58,120	27,537,256
Unity Software Inc.(a)	87,601	9,211,245
Zscaler Inc.(a)	147,058	37,810,082

		2,341,707,297

Specialty Retail — 0.4%
Bath & Body Works Inc.	367,563	20,609,258
Tractor Supply Co.	135,310	29,539,526

		50,148,784

Technology Hardware, Storage & Peripherals — 0.4%
Dell Technologies Inc., Class C(a)	315,264	17,910,148
NetApp Inc.	322,058	27,861,238

		45,771,386

Trading Companies & Distributors — 0.2%
United Rentals Inc.(a)	87,917	28,143,990

Total Common Stocks — 99.8% (Cost: $12,650,264,686)		12,595,508,543

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(b)(d)(e)	165,746,656	165,796,380
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(d)	19,900,000	19,900,000

		185,696,380

Total Short-Term Investments — 1.5% (Cost: $185,657,323)		185,696,380

Total Investments in Securities — 101.3% (Cost: $12,835,922,009)		12,781,204,923

Other Assets, Less Liabilities — (1.3)%		(160,368,493)

Net Assets — 100.0%		$12,620,836,430

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Momentum Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$116,460,162	$49,372,714	(a)	$—		$ (28,819)	$(7,677)	$165,796,380	165,746,656	$154,945	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	23,140,000	—		(3,240,000)	(a)	—	—	19,900,000	19,900,000	795		—
BlackRock Inc.	177,471,544	64,128,913		(91,521,681)		19,539,898	(25,361,407)	144,257,267	175,295	1,658,335		—

						$19,511,079	$(25,369,084)	$329,953,647		$1,814,075		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	108	03/18/22	$24,323	$(843,728)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$843,728

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$4,046,219

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,856,231)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$30,507,658

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Momentum Factor ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$12,595,508,543	$—	$—	$12,595,508,543
Money Market Funds	185,696,380	—	—	185,696,380

	$12,781,204,923	$—	$—	$12,781,204,923

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(843,728)	$—	$—	$(843,728)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI USA Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.0%
Huntington Ingalls Industries Inc.	106,669	$19,968,437
Lockheed Martin Corp.	1,124,897	437,731,169

		457,699,606

Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	395,973	41,438,574
Expeditors International of Washington Inc.	593,462	67,939,530

		109,378,104

Banks — 0.6%
SVB Financial Group(a)(b)	251,406	146,795,963

Beverages — 0.7%
Brown-Forman Corp., Class B, NVS	673,415	45,408,374
Monster Beverage Corp.(a)(b)	1,366,746	118,524,213

		163,932,587

Biotechnology — 2.9%
Amgen Inc.	1,324,754	300,904,624
Moderna Inc.(a)	1,152,759	195,196,681
Regeneron Pharmaceuticals Inc.(a)(b)	280,670	170,812,955

		666,914,260

Building Products — 0.3%
A O Smith Corp.	428,090	32,714,638
Allegion PLC	330,436	40,554,410

		73,269,048

Capital Markets — 6.5%
BlackRock Inc.(c)	639,980	526,665,141
Blackstone Inc., NVS	3,931,810	518,880,966
Coinbase Global Inc., Class A(a)(b)	329,347	62,625,332
FactSet Research Systems Inc.	195,932	82,661,751
MarketAxess Holdings Inc.	198,558	68,399,260
SEI Investments Co.	620,832	36,386,963
T Rowe Price Group Inc.	1,374,378	212,245,195

		1,507,864,608

Chemicals — 1.6%
Celanese Corp.	287,895	44,828,130
PPG Industries Inc.	526,223	82,196,033
Sherwin-Williams Co. (The)	809,642	231,970,529

		358,994,692

Commercial Services & Supplies — 0.9%
Cintas Corp.	272,362	106,637,894
Copart Inc.(a)	679,374	87,809,089
Rollins Inc.	669,663	20,659,104

		215,106,087

Communications Equipment — 1.5%
Cisco Systems Inc.	6,323,299	352,018,055

Construction Materials — 0.2%
Martin Marietta Materials Inc.	127,828	49,740,431

Containers & Packaging — 0.2%
Avery Dennison Corp.	204,199	41,946,559

Distributors — 0.5%
Pool Corp.	248,376	118,289,070

Electric Utilities — 1.3%
Alliant Energy Corp.	5,075,152	303,798,599

Security	Shares	Value

Electrical Equipment — 0.7%
Generac Holdings Inc.(a)	184,618	$52,132,431
Rockwell Automation Inc.	380,745	110,119,069

		162,251,500

Electronic Equipment, Instruments & Components — 0.2%
CDW Corp./DE	229,750	43,434,238

Energy Equipment & Services — 1.4%
Schlumberger NV	8,539,356	333,632,639

Entertainment — 1.1%
Activision Blizzard Inc.	1,653,616	130,652,200
Electronic Arts Inc.	550,203	72,989,930
Take-Two Interactive Software Inc.(a)(b)	264,553	43,212,087

		246,854,217

Equity Real Estate Investment Trusts (REITs) — 2.6%
AvalonBay Communities Inc.	224,790	54,900,462
Duke Realty Corp.	631,224	36,472,123
Equity Residential	494,518	43,878,582
Essex Property Trust Inc.	96,641	32,133,133
Mid-America Apartment Communities Inc.	165,549	34,215,667
Prologis Inc.	1,212,659	190,169,184
Public Storage	372,247	133,461,717
Realty Income Corp.	810,270	56,240,841
VICI Properties Inc.(b)	912,718	26,121,989

		607,593,698

Food & Staples Retailing — 2.8%
Costco Wholesale Corp.	1,289,035	651,130,250

Food Products — 0.6%
Hershey Co. (The)	663,499	130,755,748

Gas Utilities — 1.4%
Atmos Energy Corp.	3,005,724	322,273,727

Health Care Equipment & Supplies — 2.2%
ABIOMED Inc.(a)	101,805	30,121,045
Align Technology Inc.(a)	205,286	101,608,359
Cooper Companies Inc. (The)(b)	129,054	51,402,208
Edwards Lifesciences Corp.(a)	1,464,258	159,896,974
IDEXX Laboratories Inc.(a)	312,806	158,686,484

		501,715,070

Health Care Providers & Services — 0.7%
AmerisourceBergen Corp.	778,006	105,964,417
Henry Schein Inc.(a)(b)	278,718	20,987,465
Quest Diagnostics Inc.	285,236	38,512,565

		165,464,447

Household Durables — 1.8%
DR Horton Inc.	1,686,246	150,446,868
Garmin Ltd.	770,150	95,822,063
NVR Inc.(a)(b)	18,064	96,230,902
PulteGroup Inc.	1,221,988	64,386,548

		406,886,381

Household Products — 0.3%
Church & Dwight Co. Inc.	604,794	62,082,104

Industrial Conglomerates — 1.2%
3M Co.	1,593,941	264,626,085

Insurance — 3.3%
Aflac Inc.	2,885,654	181,276,784
Allstate Corp. (The)	1,335,764	161,186,642

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Quality Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Erie Indemnity Co., Class A, NVS	121,285	$22,328,568
Fidelity National Financial Inc.	1,236,199	62,242,620
Progressive Corp. (The)	3,012,368	327,323,907

		754,358,521

Interactive Media & Services — 9.0%
Alphabet Inc., Class A(a)	192,349	520,509,859
Alphabet Inc., Class C, NVS(a)	184,061	499,536,032
Meta Platforms Inc., Class A(a)(b)	3,339,743	1,046,207,892

		2,066,253,783

Internet & Direct Marketing Retail — 0.5%
Etsy Inc.(a)(b)	752,816	118,252,337

IT Services — 7.9%
Accenture PLC, Class A	1,028,765	363,750,729
Automatic Data Processing Inc.	731,025	150,715,424
Gartner Inc.(a)(b)	116,956	34,372,199
Jack Henry & Associates Inc.	109,332	18,347,003
Mastercard Inc., Class A	1,724,130	666,169,349
Paychex Inc.	564,145	66,433,715
Visa Inc., Class A	2,348,404	531,138,533

		1,830,926,952

Life Sciences Tools & Services — 0.3%
West Pharmaceutical Services Inc.(b)	171,258	67,342,071

Machinery — 1.1%
Illinois Tool Works Inc.	1,120,400	262,083,968

Media — 0.4%
Fox Corp., Class A, NVS	638,730	25,938,825
Fox Corp., Class B	297,898	11,075,848
Interpublic Group of Companies Inc. (The)	844,651	30,018,896
Omnicom Group Inc.	393,244	29,634,868

		96,668,437

Metals & Mining — 0.4%
Nucor Corp.	675,402	68,485,763
Steel Dynamics Inc.	453,205	25,161,941

		93,647,704

Multiline Retail — 2.4%
Target Corp.	2,543,191	560,595,592

Oil, Gas & Consumable Fuels — 1.7%
Coterra Energy Inc.	2,986,885	65,412,781
Kinder Morgan Inc.	8,825,797	153,215,836
Marathon Petroleum Corp.	2,456,876	176,280,853

		394,909,470

Personal Products — 1.1%
Estee Lauder Companies Inc. (The), Class A	814,570	253,974,780

Pharmaceuticals — 6.7%
Eli Lilly & Co.	2,253,319	552,941,950
Johnson & Johnson	5,731,321	987,449,295

		1,540,391,245

Professional Services — 0.2%
Robert Half International Inc.	330,161	37,394,035

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	671,454	68,045,148

Road & Rail — 0.4%
Old Dominion Freight Line Inc.	302,806	91,426,216

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 9.4%
Applied Materials Inc.	1,465,754	$202,537,888
Intel Corp.	5,711,702	278,845,292
KLA Corp.	276,724	107,720,351
Lam Research Corp.	272,268	160,616,339
Monolithic Power Systems Inc.(b)	60,618	24,424,811
NVIDIA Corp.	2,494,148	610,717,079
QUALCOMM Inc.	1,925,340	338,397,758
Skyworks Solutions Inc.	261,750	38,351,610
Teradyne Inc.(b)	269,824	31,685,432
Texas Instruments Inc.	1,738,423	312,029,544
Xilinx Inc.	341,138	66,027,260

		2,171,353,364

Software — 7.0%
Adobe Inc.(a)	796,546	425,594,528
Autodesk Inc.(a)(b)	288,525	72,070,660
Bentley Systems Inc., Class B	232,401	9,335,548
Cadence Design Systems Inc.(a)	419,942	63,889,976
Fair Isaac Corp.(a)(b)	50,447	24,970,760
Fortinet Inc.(a)(b)	207,299	61,617,555
Intuit Inc.	384,883	213,698,588
Microsoft Corp.	2,314,971	719,909,682
Paycom Software Inc.(a)	67,907	22,769,217

		1,613,856,514

Specialty Retail — 1.5%
Best Buy Co. Inc.	1,378,545	136,861,948
Tractor Supply Co.	549,679	120,000,422
Ulta Beauty Inc.(a)(b)	257,640	93,713,974

		350,576,344

Technology Hardware, Storage & Peripherals — 3.8%
Apple Inc.	5,004,294	874,650,505

Textiles, Apparel & Luxury Goods — 4.9%
Lululemon Athletica Inc.(a)(b)	638,859	213,225,580
Nike Inc., Class B	6,241,686	924,206,446

		1,137,432,026

Trading Companies & Distributors — 0.8%
Fastenal Co.	1,921,079	108,886,758
WW Grainger Inc.	136,726	67,694,410

		176,581,168

Total Common Stocks — 99.8% (Cost: $19,711,947,579)		23,025,167,953

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	165,108,270	165,157,803
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	48,920,000	48,920,000

		214,077,803

Total Short-Term Investments — 0.9% (Cost: $214,076,085)		214,077,803

Total Investments in Securities — 100.7% (Cost: $19,926,023,664)		23,239,245,756

Other Assets, Less Liabilities — (0.7)%		(152,696,316)

Net Assets — 100.0%		$23,086,549,440

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Quality Factor ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$14,398,626	$150,774,060	(a)	$—		$(14,635)	$(248)	$165,157,803	165,108,270	$38,412	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	52,210,000	—		(3,290,000	)(a)	—	—	48,920,000	48,920,000	1,330		—
BlackRock Inc.	687,148,110	172,274,330		(307,610,054)		89,070,128	(114,217,373)	526,665,141	639,980	6,121,168		—

						$89,055,493	$(114,217,621)	$740,742,944		$6,160,910		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	261	03/18/22	$58,780	$(1,692,326)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,692,326

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Quality Factor ETF

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$5,453,496

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(3,593,956)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$58,368,454

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$23,025,167,953	$—	$—	$23,025,167,953
Money Market Funds	214,077,803	—	—	214,077,803

	$23,239,245,756	$—	$—	$23,239,245,756

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,692,326)	$—	$—	$(1,692,326)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Boeing Co. (The)(a)	3,639	$728,673
General Dynamics Corp.	4,325	917,332
HEICO Corp.	2,373	323,653
HEICO Corp., Class A	4,005	439,349
Howmet Aerospace Inc.	29,003	901,703
Huntington Ingalls Industries Inc.	5,059	947,045
L3Harris Technologies Inc.	3,921	820,626
Lockheed Martin Corp.	2,453	954,536
Northrop Grumman Corp.	2,433	899,967
Raytheon Technologies Corp.	9,520	858,609
Textron Inc.	11,954	813,589
TransDigm Group Inc.(a)	1,324	815,836

		9,420,918

Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	9,757	1,021,070
Expeditors International of Washington Inc.	6,983	799,414
FedEx Corp.	3,479	855,347
United Parcel Service Inc., Class B	3,940	796,707

		3,472,538

Airlines — 0.3%
Delta Air Lines Inc.(a)	22,032	874,450
Southwest Airlines Co.(a)	18,989	849,948

		1,724,398

Auto Components — 0.5%
Aptiv PLC(a)	4,923	672,384
BorgWarner Inc.	19,553	857,399
Lear Corp.	5,063	847,141

		2,376,924

Automobiles — 0.6%
Ford Motor Co.	43,172	876,391
General Motors Co.(a)	13,453	709,377
Lucid Group Inc.(a)(b)	17,976	528,315
Rivian Automotive Inc., Class A(a)(b)	6,760	444,402
Tesla Inc.(a)	694	650,084

		3,208,569

Banks — 2.9%
Bank of America Corp.	17,124	790,101
Citigroup Inc.	12,313	801,823
Citizens Financial Group Inc.	17,755	913,850
Fifth Third Bancorp	19,867	886,664
First Citizens BancShares Inc./NC, Class A	1,158	902,175
First Republic Bank/CA	3,969	688,979
Huntington Bancshares Inc./OH	54,807	825,393
JPMorgan Chase & Co.	4,826	717,144
KeyCorp	37,553	941,078
M&T Bank Corp.	5,602	948,867
PNC Financial Services Group Inc. (The)	4,195	864,128
Regions Financial Corp.	37,271	854,997
Signature Bank/New York NY	2,734	832,858
SVB Financial Group(a)	1,155	674,404
Truist Financial Corp.	13,617	855,420
U.S. Bancorp	14,416	838,867
Webster Financial Corp.	14,616	830,335
Wells Fargo & Co.	16,305	877,209

		15,044,292

Beverages — 1.2%
Brown-Forman Corp., Class B, NVS	12,017	810,307

Security	Shares	Value

Beverages (continued)
Coca-Cola Co. (The)	14,600	$890,746
Constellation Brands Inc., Class A	3,651	868,025
Keurig Dr Pepper Inc.	24,151	916,531
Molson Coors Beverage Co., Class B	19,764	941,952
Monster Beverage Corp.(a)	9,628	834,940
PepsiCo Inc.	4,960	860,659

		6,123,160

Biotechnology — 2.4%
AbbVie Inc.	6,940	950,017
Alnylam Pharmaceuticals Inc.(a)	5,017	690,339
Amgen Inc.	4,095	930,138
Biogen Inc.(a)	3,384	764,784
BioMarin Pharmaceutical Inc.(a)	10,962	971,562
Exact Sciences Corp.(a)(b)	10,706	817,510
Gilead Sciences Inc.	12,493	858,019
Horizon Therapeutics PLC(a)	8,254	770,346
Incyte Corp.(a)	13,978	1,038,985
Moderna Inc.(a)	3,350	567,256
Neurocrine Biosciences Inc.(a)	10,585	836,427
Novavax Inc.(a)(b)	4,780	447,886
Regeneron Pharmaceuticals Inc.(a)	1,311	797,861
Seagen Inc.(a)	4,745	638,250
Vertex Pharmaceuticals Inc.(a)	4,643	1,128,481

		12,207,861

Building Products — 1.4%
A O Smith Corp.	11,043	843,906
Allegion PLC	6,797	834,196
Carrier Global Corp.	15,199	724,688
Fortune Brands Home & Security Inc.	8,454	796,113
Johnson Controls International PLC	10,709	778,223
Lennox International Inc.	2,864	812,288
Masco Corp.	13,283	841,212
Owens Corning	10,272	911,127
Trane Technologies PLC	4,462	772,372

		7,314,125

Capital Markets — 4.3%
Ameriprise Financial Inc.	2,891	879,760
Bank of New York Mellon Corp. (The)	14,885	882,085
BlackRock Inc.(c)	899	739,823
Blackstone Inc., NVS	5,729	756,056
Carlyle Group Inc. (The)	15,022	766,873
Cboe Global Markets Inc.	7,047	835,281
Charles Schwab Corp. (The)	10,067	882,876
CME Group Inc.	3,730	856,035
Coinbase Global Inc., Class A(a)	2,639	501,806
FactSet Research Systems Inc.	1,952	823,529
Franklin Resources Inc.	25,786	824,379
Goldman Sachs Group Inc. (The)	2,109	748,020
Intercontinental Exchange Inc.	6,242	790,612
Invesco Ltd.	37,249	844,062
KKR & Co. Inc.	11,000	782,760
MarketAxess Holdings Inc.	2,475	852,588
Moody’s Corp.	2,147	736,421
Morgan Stanley	8,417	863,079
MSCI Inc.	1,293	693,203
Nasdaq Inc.	4,182	749,456
Northern Trust Corp.	7,308	852,405
Raymond James Financial Inc.	9,328	987,555
Robinhood Markets Inc., Class A(a)(b)	28,828	407,916

S C H E D U L E O F I N V E S T M E N T S	47

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
S&P Global Inc.	1,789	$742,829
SEI Investments Co.	14,401	844,043
State Street Corp.	9,209	870,251
T Rowe Price Group Inc.	4,127	637,333
Tradeweb Markets Inc., Class A	9,109	772,170

		21,923,206

Chemicals — 2.8%
Air Products and Chemicals Inc.	2,875	811,095
Albemarle Corp.	3,194	705,044
Celanese Corp.	5,353	833,516
CF Industries Holdings Inc.	13,434	925,200
Corteva Inc.	17,926	861,882
Dow Inc.	15,003	896,129
DuPont de Nemours Inc.	10,891	834,251
Eastman Chemical Co.	7,940	944,304
Ecolab Inc.	3,702	701,344
FMC Corp.	8,692	959,336
International Flavors & Fragrances Inc.	5,799	765,004
Linde PLC	2,489	793,194
LyondellBasell Industries NV, Class A	9,621	930,639
Mosaic Co. (The)	24,661	985,207
PPG Industries Inc.	5,353	836,139
RPM International Inc.	9,708	860,226
Sherwin-Williams Co. (The)	2,544	728,881

		14,371,391

Commercial Services & Supplies — 0.9%
Cintas Corp.	1,958	766,616
Copart Inc.(a)	5,624	726,902
Republic Services Inc.	6,289	802,854
Rollins Inc.	25,189	777,080
Waste Connections Inc.	6,304	786,109
Waste Management Inc.	5,183	779,730

		4,639,291

Communications Equipment — 0.8%
Arista Networks Inc.(a)	6,549	814,106
Cisco Systems Inc.	15,084	839,726
F5 Inc.(a)(b)	3,808	790,617
Juniper Networks Inc.	28,364	987,635
Motorola Solutions Inc.	3,381	784,189

		4,216,273

Construction Materials — 0.3%
Martin Marietta Materials Inc.	2,108	820,265
Vulcan Materials Co.	4,445	845,928

		1,666,193

Consumer Finance — 1.0%
Ally Financial Inc.	18,526	884,061
American Express Co.	4,683	842,097
Capital One Financial Corp.	5,555	815,085
Discover Financial Services	7,579	877,269
SoFi Technologies Inc.(a)(b)	43,727	545,713
Synchrony Financial	18,283	778,673
Upstart Holdings Inc.(a)	3,964	432,116

		5,175,014

Containers & Packaging — 1.4%
Amcor PLC	74,489	894,613
Avery Dennison Corp.	4,100	842,222
Ball Corp.	9,362	909,050
Crown Holdings Inc.	8,256	944,487

Security	Shares	Value

Containers & Packaging (continued)
International Paper Co.	18,419	$888,717
Packaging Corp. of America	6,860	1,033,322
Sealed Air Corp.	14,233	966,705
Westrock Co.	19,063	879,948

		7,359,064

Distributors — 0.5%
Genuine Parts Co.	6,572	875,588
LKQ Corp.	15,197	834,163
Pool Corp.	1,541	733,901

		2,443,652

Diversified Financial Services — 0.7%
Apollo Global Management Inc.	23,961	1,677,270
Berkshire Hathaway Inc., Class B(a)	2,779	869,883
Equitable Holdings Inc.	27,497	924,999

		3,472,152

Diversified Telecommunication Services — 0.7%
AT&T Inc.	33,581	856,316
Liberty Global PLC, Class A(a)	10,065	272,963
Liberty Global PLC, Class C, NVS(a)	22,006	595,042
Lumen Technologies Inc.	66,836	826,093
Verizon Communications Inc.	15,941	848,539

		3,398,953

Electric Utilities — 2.7%
Alliant Energy Corp.	16,500	987,690
American Electric Power Co. Inc.	10,464	945,946
Duke Energy Corp.	8,603	903,831
Edison International	13,707	860,662
Entergy Corp.	8,493	949,263
Evergy Inc.	13,891	902,359
Eversource Energy	10,626	950,921
Exelon Corp.	16,037	929,344
FirstEnergy Corp.	23,064	967,765
NextEra Energy Inc.	9,349	730,344
NRG Energy Inc.	25,790	1,029,795
PG&E Corp.(a)	73,570	940,960
PPL Corp.	31,482	934,386
Southern Co. (The)	13,878	964,382
Xcel Energy Inc.	13,553	944,102

		13,941,750

Electrical Equipment — 1.1%
AMETEK Inc.	6,202	848,248
Eaton Corp. PLC	4,903	776,782
Emerson Electric Co.	9,056	832,699
Generac Holdings Inc.(a)	2,095	591,586
Plug Power Inc.(a)(b)	21,923	479,456
Rockwell Automation Inc.	2,533	732,594
Sensata Technologies Holding PLC(a)	15,228	873,478
Sunrun Inc.(a)(b)	17,458	452,686

		5,587,529

Electronic Equipment, Instruments & Components — 1.8%
Amphenol Corp., Class A	10,141	807,122
Arrow Electronics Inc.(a)	7,327	908,548
CDW Corp./DE	4,543	858,854
Cognex Corp.	11,416	758,708
Corning Inc.	22,853	960,740
IPG Photonics Corp.(a)	5,604	865,650
Keysight Technologies Inc.(a)	4,483	756,820
TE Connectivity Ltd.	5,220	746,512

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Teledyne Technologies Inc.(a)	1,984	$836,117
Trimble Inc.(a)	10,125	730,620
Zebra Technologies Corp., Class A(a)	1,447	736,697

		8,966,388

Energy Equipment & Services — 0.6%
Baker Hughes Co.	37,518	1,029,494
Halliburton Co.	39,274	1,207,283
Schlumberger NV	27,161	1,061,180

		3,297,957

Entertainment — 1.3%
Activision Blizzard Inc.	13,748	1,086,230
AMC Entertainment Holdings Inc., Class A(a)	22,018	353,609
Electronic Arts Inc.	6,361	843,850
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	15,208	915,978
Live Nation Entertainment Inc.(a)	7,829	857,354
Netflix Inc.(a)	1,172	500,608
Roku Inc., Class A(a)(b)	3,708	608,297
Take-Two Interactive Software Inc.(a)	5,122	836,627
Walt Disney Co. (The)(a)	5,200	743,444

		6,745,997

Equity Real Estate Investment Trusts (REITs) — 5.6%
Alexandria Real Estate Equities Inc.	4,270	831,967
American Tower Corp.	3,226	811,339
AvalonBay Communities Inc.	3,552	867,505
Boston Properties Inc.	7,515	842,281
Camden Property Trust	5,460	874,091
Crown Castle International Corp.	4,606	840,641
Digital Realty Trust Inc.	5,254	784,054
Duke Realty Corp.	15,287	883,283
Equinix Inc.	1,068	774,193
Equity LifeStyle Properties Inc.	10,703	837,938
Equity Residential	9,936	881,621
Essex Property Trust Inc.	2,535	842,888
Extra Space Storage Inc.	4,343	860,739
Healthpeak Properties Inc.	25,860	914,668
Host Hotels & Resorts Inc.(a)	52,645	912,864
Invitation Homes Inc.	21,607	907,062
Iron Mountain Inc.	19,230	883,042
Medical Properties Trust Inc.	42,176	959,926
Mid-America Apartment Communities Inc.	4,351	899,265
Prologis Inc.	5,537	868,312
Public Storage	2,547	913,176
Realty Income Corp.	12,223	848,399
Regency Centers Corp.	12,252	879,081
SBA Communications Corp.	2,533	824,340
Simon Property Group Inc.	5,061	744,979
Sun Communities Inc.	4,513	852,777
UDR Inc.	15,969	907,678
Ventas Inc.	16,725	886,760
VICI Properties Inc.	30,670	877,775
Vornado Realty Trust	20,437	838,121
Welltower Inc.	10,107	875,569
Weyerhaeuser Co.	23,187	937,450
WP Carey Inc.	11,609	900,858

		28,564,642

Food & Staples Retailing — 0.8%
Costco Wholesale Corp.	1,535	775,375
Kroger Co. (The)	21,209	924,500
Sysco Corp.	11,588	905,602

Security	Shares	Value

Food & Staples Retailing (continued)
Walgreens Boots Alliance Inc.	18,121	$901,701
Walmart Inc.	5,541	774,687

		4,281,865

Food Products — 2.5%
Archer-Daniels-Midland Co.	13,075	980,625
Bunge Ltd.	9,469	936,105
Campbell Soup Co.	22,339	985,597
Conagra Brands Inc.	29,061	1,010,160
General Mills Inc.	13,900	954,652
Hershey Co. (The)	4,835	952,834
Hormel Foods Corp.	20,820	988,326
JM Smucker Co. (The)	7,243	1,018,221
Kellogg Co.	14,350	904,050
Kraft Heinz Co. (The)	24,415	874,057
McCormick & Co. Inc./MD, NVS	10,646	1,067,900
Mondelez International Inc., Class A	13,571	909,664
Tyson Foods Inc., Class A	10,645	967,524

		12,549,715

Gas Utilities — 0.4%
Atmos Energy Corp.	9,856	1,056,760
UGI Corp.	21,029	953,665

		2,010,425

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	6,360	810,646
ABIOMED Inc.(a)	2,666	788,789
Align Technology Inc.(a)	1,260	623,650
Baxter International Inc.	10,965	936,850
Becton Dickinson and Co.	3,398	863,568
Boston Scientific Corp.(a)	20,721	888,931
Cooper Companies Inc. (The)	2,206	878,650
DENTSPLY SIRONA Inc.	17,049	910,758
Dexcom Inc.(a)	1,307	562,637
Edwards Lifesciences Corp.(a)	7,276	794,539
Hologic Inc.(a)	12,289	863,179
IDEXX Laboratories Inc.(a)	1,355	687,391
Insulet Corp.(a)	2,961	734,328
Intuitive Surgical Inc.(a)	2,308	655,887
Masimo Corp.(a)	3,024	664,887
Medtronic PLC	6,984	722,774
Novocure Ltd.(a)	8,407	577,141
ResMed Inc.	3,302	754,837
STERIS PLC	3,793	851,149
Stryker Corp.	3,222	799,217
Teleflex Inc.	2,745	851,472
Zimmer Biomet Holdings Inc.	6,841	841,580

		17,062,860

Health Care Providers & Services — 2.9%
AmerisourceBergen Corp.	7,103	967,429
Anthem Inc.	1,956	862,576
Cardinal Health Inc.	18,356	946,619
Centene Corp.(a)	11,462	891,285
Cigna Corp.	3,867	891,189
CVS Health Corp.	8,703	926,957
DaVita Inc.(a)	9,036	979,231
HCA Healthcare Inc.	3,470	832,973
Henry Schein Inc.(a)	11,980	902,094
Humana Inc.	1,924	755,170
Laboratory Corp. of America Holdings(a)	3,081	836,060
McKesson Corp.	3,871	993,763

S C H E D U L E O F I N V E S T M E N T S	49

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Molina Healthcare Inc.(a)	2,922	$848,783
Oak Street Health Inc.(a)	24,926	433,214
Quest Diagnostics Inc.	6,105	824,297
UnitedHealth Group Inc.	1,765	834,086
Universal Health Services Inc., Class B	7,301	949,568

		14,675,294

Health Care Technology — 0.5%
Cerner Corp.	12,093	1,102,881
Teladoc Health Inc.(a)	7,176	550,471
Veeva Systems Inc., Class A(a)	2,803	663,022

		2,316,374

Hotels, Restaurants & Leisure — 3.2%
Airbnb Inc., Class A(a)	4,062	625,426
Aramark	25,122	861,433
Booking Holdings Inc.(a)	352	864,558
Caesars Entertainment Inc.(a)	9,273	706,046
Carnival Corp.(a)	42,542	842,757
Chipotle Mexican Grill Inc.(a)	485	720,506
Darden Restaurants Inc.	6,169	862,858
Domino’s Pizza Inc.	1,666	757,447
DraftKings Inc., Class A(a)(b)	24,846	548,848
Expedia Group Inc.(a)	4,999	916,267
Hilton Worldwide Holdings Inc.(a)	6,042	876,755
Las Vegas Sands Corp.(a)	22,809	999,034
Marriott International Inc./MD, Class A(a)	5,521	889,544
McDonald’s Corp.	3,218	834,910
MGM Resorts International	20,076	857,647
Royal Caribbean Cruises Ltd.(a)	10,750	836,457
Starbucks Corp.	7,375	725,110
Vail Resorts Inc.	2,662	737,640
Wynn Resorts Ltd.(a)	10,126	865,267
Yum! Brands Inc.	6,848	857,164

		16,185,674

Household Durables — 1.3%
DR Horton Inc.	8,556	763,366
Garmin Ltd.	6,094	758,215
Lennar Corp., Class A	7,865	755,905
Mohawk Industries Inc.(a)	5,254	829,449
Newell Brands Inc.	40,804	947,061
NVR Inc.(a)	175	932,264
PulteGroup Inc.	17,650	929,979
Whirlpool Corp.	3,939	827,938

		6,744,177

Household Products — 0.9%
Church & Dwight Co. Inc.	9,799	1,005,867
Clorox Co. (The)	5,412	908,458
Colgate-Palmolive Co.	11,130	917,669
Kimberly-Clark Corp.	6,489	893,211
Procter & Gamble Co. (The)	5,412	868,355

		4,593,560

Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The)	37,015	820,993
Vistra Corp.	45,950	1,002,169

		1,823,162

Industrial Conglomerates — 0.6%
3M Co.	4,671	775,480
General Electric Co.	8,274	781,728
Honeywell International Inc.	3,730	762,710

Security	Shares	Value

Industrial Conglomerates (continued)
Roper Technologies Inc.	1,770	$773,773

		3,093,691

Insurance — 5.0%
Aflac Inc.	15,545	976,537
Alleghany Corp.(a)	1,341	890,424
Allstate Corp. (The)	7,756	935,917
American Financial Group Inc./OH	6,367	829,493
American International Group Inc.	15,402	889,465
Aon PLC, Class A	2,892	799,464
Arch Capital Group Ltd.(a)	21,596	1,000,327
Arthur J Gallagher & Co.	5,383	850,191
Assurant Inc.	5,749	876,780
Brown & Brown Inc.	14,054	931,499
Chubb Ltd.	4,413	870,597
Cincinnati Financial Corp.	7,560	890,795
Erie Indemnity Co., Class A, NVS	4,174	768,433
Everest Re Group Ltd.	3,341	946,839
Fidelity National Financial Inc.	17,633	887,822
Globe Life Inc.	9,924	1,015,225
Hartford Financial Services Group Inc. (The)	12,601	905,634
Lincoln National Corp.	12,752	892,385
Loews Corp.	16,009	955,097
Markel Corp.(a)	719	886,340
Marsh & McLennan Companies Inc.	5,055	776,650
MetLife Inc.	13,677	917,180
Principal Financial Group Inc.	12,631	922,821
Progressive Corp. (The)(b)	9,467	1,028,684
Prudential Financial Inc.	7,925	884,192
Travelers Companies Inc. (The)	5,599	930,442
W R Berkley Corp.	11,096	937,612
Willis Towers Watson PLC	3,849	900,512

		25,297,357

Interactive Media & Services — 1.1%
Alphabet Inc., Class A(a)	123	332,847
Alphabet Inc., Class C, NVS(a)	119	322,962
IAC/InterActiveCorp.(a)	7,051	962,744
Match Group Inc.(a)	6,121	689,837
Meta Platforms Inc., Class A(a)	2,281	714,546
Pinterest Inc., Class A(a)	19,074	563,827
Snap Inc., Class A, NVS(a)	15,838	515,368
Twitter Inc.(a)	17,970	674,055
ZoomInfo Technologies Inc.(a)	11,362	600,595

		5,376,781

Internet & Direct Marketing Retail — 0.8%
Amazon.com Inc.(a)	198	592,311
Chewy Inc., Class A(a)(b)	12,111	576,605
DoorDash Inc., Class A(a)	3,686	418,324
eBay Inc.	11,525	692,307
Etsy Inc.(a)	3,026	475,324
MercadoLibre Inc.(a)(b)	586	663,387
Wayfair Inc., Class A(a)(b)	3,407	531,219

		3,949,477

IT Services — 4.1%
Accenture PLC, Class A	2,192	775,047
Affirm Holdings Inc.(a)(b)	6,224	398,772
Akamai Technologies Inc.(a)	8,122	930,375
Automatic Data Processing Inc.	3,516	724,894
Block Inc.(a)	3,648	446,114
Broadridge Financial Solutions Inc.	5,163	822,053

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Cloudflare Inc., Class A(a)	3,911	$377,020
Cognizant Technology Solutions Corp., Class A	10,680	912,286
EPAM Systems Inc.(a)	1,313	625,172
Fidelity National Information Services Inc.	7,796	934,896
Fiserv Inc.(a)(b)	8,400	887,880
FleetCor Technologies Inc.(a)	3,933	937,077
Gartner Inc.(a)	2,633	773,812
Global Payments Inc.	6,868	1,029,376
GoDaddy Inc., Class A(a)	12,508	946,981
International Business Machines Corp.	7,157	955,960
Jack Henry & Associates Inc.	6,053	1,015,754
Mastercard Inc., Class A	2,290	884,810
MongoDB Inc.(a)	1,541	624,275
Okta Inc.(a)	3,321	657,193
Paychex Inc.	6,913	814,075
PayPal Holdings Inc.(a)	4,032	693,262
Snowflake Inc., Class A(a)	2,095	578,010
Twilio Inc., Class A(a)	2,951	608,260
VeriSign Inc.(a)	3,675	798,136
Visa Inc., Class A	3,889	879,575
Western Union Co. (The)	55,512	1,049,732

		21,080,797

Leisure Products — 0.3%
Hasbro Inc.	9,139	845,175
Peloton Interactive Inc., Class A(a)	18,600	508,338

		1,353,513

Life Sciences Tools & Services — 2.1%
10X Genomics Inc., Class A(a)(b)	5,990	576,657
Agilent Technologies Inc.	5,333	742,994
Avantor Inc.(a)	22,607	843,919
Bio-Rad Laboratories Inc., Class A(a)	1,150	689,690
Bio-Techne Corp.	1,817	683,937
Charles River Laboratories International Inc.(a)	2,311	762,075
Danaher Corp.	2,590	740,196
Illumina Inc.(a)	2,292	799,495
IQVIA Holdings Inc.(a)	3,243	794,211
Mettler-Toledo International Inc.(a)(b)	568	836,482
PerkinElmer Inc.	4,761	819,701
Thermo Fisher Scientific Inc.	1,266	735,926
Waters Corp.(a)	2,605	833,913
West Pharmaceutical Services Inc.(b)	1,954	768,352

		10,627,548

Machinery — 2.8%
Caterpillar Inc.	4,140	834,458
Cummins Inc.	3,833	846,633
Deere & Co.	2,343	881,905
Dover Corp.	5,014	851,929
Fortive Corp.	11,179	788,567
IDEX Corp.(b)	3,806	819,965
Illinois Tool Works Inc.	3,514	821,995
Ingersoll Rand Inc.	14,559	818,361
Nordson Corp.	3,375	784,823
Otis Worldwide Corp.	10,110	863,697
PACCAR Inc.	10,092	938,455
Parker-Hannifin Corp.	2,607	808,196
Pentair PLC	11,790	751,023
Snap-on Inc.	4,256	886,312
Stanley Black & Decker Inc.	4,554	795,356
Westinghouse Air Brake Technologies Corp.	9,484	843,128

Security	Shares	Value

Machinery (continued)
Xylem Inc./NY	6,813	$715,501

		14,050,304

Media — 2.2%
Cable One Inc.	502	775,454
Charter Communications Inc., Class A(a)	1,213	719,721
Comcast Corp., Class A	15,312	765,447
Discovery Inc., Class A(a)(b)	12,025	335,618
Discovery Inc., Class C, NVS(a)	22,304	610,014
DISH Network Corp., Class A(a)	26,268	824,815
Fox Corp., Class A, NVS	15,645	635,343
Fox Corp., Class B	7,303	271,526
Interpublic Group of Companies Inc. (The)	26,268	933,565
Liberty Broadband Corp., Class A(a)	782	114,446
Liberty Broadband Corp., Class C, NVS(a)	4,521	670,962
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	5,491	253,959
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	11,212	521,694
News Corp., Class A, NVS	39,063	868,761
Omnicom Group Inc.	13,432	1,012,236
Sirius XM Holdings Inc.(b)	139,541	887,481
ViacomCBS Inc., Class B, NVS	25,971	868,730

		11,069,772

Metals & Mining — 0.7%
Freeport-McMoRan Inc.	22,063	821,185
Newmont Corp.	15,100	923,667
Nucor Corp.	7,841	795,077
Steel Dynamics Inc.	14,392	799,044

		3,338,973

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	58,449	870,306
Annaly Capital Management Inc.	108,046	853,563

		1,723,869

Multi-Utilities — 1.9%
Ameren Corp.	10,540	935,320
CenterPoint Energy Inc.	34,150	968,494
CMS Energy Corp.	14,846	955,786
Consolidated Edison Inc.	11,356	981,726
Dominion Energy Inc.	11,337	914,442
DTE Energy Co.	7,988	961,995
NiSource Inc.	36,665	1,069,885
Public Service Enterprise Group Inc.	14,124	939,670
Sempra Energy	7,071	976,929
WEC Energy Group Inc.	9,757	946,819

		9,651,066

Multiline Retail — 0.5%
Dollar General Corp.	3,876	808,069
Dollar Tree Inc.(a)	6,585	864,084
Target Corp.	3,310	729,623

		2,401,776

Oil, Gas & Consumable Fuels — 3.3%
Cheniere Energy Inc.	8,232	921,161
Chevron Corp.	7,085	930,473
ConocoPhillips	11,535	1,022,232
Coterra Energy Inc.	43,569	954,161
Devon Energy Corp.	20,303	1,026,723
Diamondback Energy Inc.	8,296	1,046,623
EOG Resources Inc.	9,575	1,067,421
Exxon Mobil Corp.	12,672	962,565
Hess Corp.	10,955	1,011,037

S C H E D U L E O F I N V E S T M E N T S	51

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Kinder Morgan Inc.	53,436	$927,649
Marathon Petroleum Corp.	13,828	992,159
Occidental Petroleum Corp.	28,707	1,081,393
ONEOK Inc.	13,851	840,478
Phillips 66	11,886	1,007,814
Pioneer Natural Resources Co.	4,818	1,054,612
Valero Energy Corp.	12,036	998,627
Williams Companies Inc. (The)	31,262	935,984

		16,781,112

Personal Products — 0.1%
Estee Lauder Companies Inc. (The), Class A	2,391	745,490

Pharmaceuticals — 1.8%
Bristol-Myers Squibb Co.	14,031	910,471
Catalent Inc.(a)	6,942	721,482
Elanco Animal Health Inc.(a)	27,942	727,610
Eli Lilly & Co.	3,095	759,482
Jazz Pharmaceuticals PLC(a)	7,159	994,457
Johnson & Johnson	4,900	844,221
Merck & Co. Inc.	9,779	796,793
Pfizer Inc.	15,712	827,865
Royalty Pharma PLC, Class A	21,386	855,654
Viatris Inc.	67,343	1,008,125
Zoetis Inc.	3,697	738,623

		9,184,783

Professional Services — 1.5%
Booz Allen Hamilton Holding Corp.	10,510	806,432
Clarivate PLC(a)(b)	37,897	623,785
CoStar Group Inc.(a)	10,824	759,412
Equifax Inc.	3,018	723,596
IHS Markit Ltd.	6,642	775,719
Jacobs Engineering Group Inc.	6,083	791,885
Leidos Holdings Inc.	9,968	891,638
Robert Half International Inc.	7,811	884,674
TransUnion	7,521	775,565
Verisk Analytics Inc.	3,864	757,846

		7,790,552

Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(a)	8,825	894,325
Zillow Group Inc., Class A(a)	4,232	211,008
Zillow Group Inc., Class C, NVS(a)(b)	11,571	584,104

		1,689,437

Road & Rail — 1.4%
AMERCO	1,225	745,964
CSX Corp.	23,291	797,018
JB Hunt Transport Services Inc.	4,578	881,448
Knight-Swift Transportation Holdings Inc.	16,038	907,430
Lyft Inc., Class A(a)	18,255	703,183
Norfolk Southern Corp.	3,078	837,185
Old Dominion Freight Line Inc.	2,463	743,653
Uber Technologies Inc.(a)	18,715	699,941
Union Pacific Corp.	3,425	837,584

		7,153,406

Semiconductors & Semiconductor Equipment — 3.3%
Advanced Micro Devices Inc.(a)	5,261	601,069
Analog Devices Inc.	4,449	729,503
Applied Materials Inc.	5,201	718,674
Broadcom Inc.	1,415	829,020
Enphase Energy Inc.(a)	3,437	482,795

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Entegris Inc.	5,828	$698,428
Intel Corp.	16,373	799,330
KLA Corp.	2,013	783,601
Lam Research Corp.	1,326	782,234
Marvell Technology Inc.	11,416	815,102
Microchip Technology Inc.	10,367	803,235
Micron Technology Inc.	10,989	904,065
Monolithic Power Systems Inc.	1,585	638,644
NVIDIA Corp.	2,447	599,172
NXP Semiconductors NV	3,877	796,491
ON Semiconductor Corp.(a)(b)	13,903	820,277
Qorvo Inc.(a)(b)	5,738	787,713
QUALCOMM Inc.	4,369	767,896
Skyworks Solutions Inc.	5,412	792,966
SolarEdge Technologies Inc.(a)	2,536	604,126
Teradyne Inc.	5,891	691,780
Texas Instruments Inc.	4,253	763,371
Xilinx Inc.	3,911	756,974

		16,966,466

Software — 6.2%
Adobe Inc.(a)	1,193	637,420
ANSYS Inc.(a)	2,200	748,022
Asana Inc., Class A(a)	6,463	339,178
Autodesk Inc.(a)	2,633	657,697
Avalara Inc.(a)(b)	6,065	664,845
Bentley Systems Inc., Class B(b)	15,919	639,466
Bill.com Holdings Inc.(a)(b)	2,792	525,482
Black Knight Inc.(a)	12,781	953,463
Cadence Design Systems Inc.(a)	4,620	702,887
Ceridian HCM Holding Inc.(a)	7,800	591,396
Citrix Systems Inc.	10,830	1,104,010
Coupa Software Inc.(a)(b)	4,094	549,701
Crowdstrike Holdings Inc., Class A(a)	3,217	581,119
Datadog Inc., Class A(a)	4,512	659,248
DocuSign Inc.(a)	3,251	408,878
Dropbox Inc., Class A(a)	35,827	886,718
Dynatrace Inc.(a)	13,159	721,903
Fair Isaac Corp.(a)	2,607	1,290,439
Fortinet Inc.(a)	2,504	744,289
Guidewire Software Inc.(a)	7,545	760,838
HubSpot Inc.(a)	1,042	509,330
Intuit Inc.	1,304	724,020
Microsoft Corp.	2,173	675,760
NortonLifeLock Inc.	36,733	955,425
Nuance Communications Inc.(a)	16,207	895,437
Oracle Corp.	8,507	690,428
Palantir Technologies Inc., Class A(a)	40,189	550,991
Palo Alto Networks Inc.(a)(b)	1,655	856,297
Paycom Software Inc.(a)	1,885	632,040
PTC Inc.(a)	7,720	897,527
RingCentral Inc., Class A(a)	3,646	643,483
salesforce.com Inc.(a)	2,647	615,772
ServiceNow Inc.(a)	1,225	717,580
Splunk Inc.(a)	6,518	807,711
SS&C Technologies Holdings Inc.	11,346	906,205
Synopsys Inc.(a)	2,449	760,414
Trade Desk Inc. (The), Class A(a)	8,142	566,195
Tyler Technologies Inc.(a)	1,653	783,191
Unity Software Inc.(a)	4,259	447,834
VMware Inc., Class A	7,143	917,733

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Size Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Workday Inc., Class A(a)	2,848	$720,572
Zendesk Inc.(a)	9,366	922,645
Zoom Video Communications Inc., Class A(a)	3,297	508,661
Zscaler Inc.(a)	2,350	604,209

		31,476,459

Specialty Retail — 2.1%
Advance Auto Parts Inc.	3,908	904,741
AutoZone Inc.(a)	463	919,680
Bath & Body Works Inc.	11,404	639,422
Best Buy Co. Inc.	6,439	639,264
Burlington Stores Inc.(a)	3,265	773,576
CarMax Inc.(a)	6,109	679,138
Carvana Co., Class A(a)(b)	3,063	496,390
Home Depot Inc. (The)	1,961	719,648
Lowe’s Companies Inc.	3,309	785,391
O’Reilly Automotive Inc.(a)	1,346	877,255
Ross Stores Inc.	7,300	713,575
TJX Companies Inc. (The)	11,495	827,295
Tractor Supply Co.	3,877	846,388
Ulta Beauty Inc.(a)	2,205	802,047

		10,623,810

Technology Hardware, Storage & Peripherals — 1.2%
Apple Inc.	4,699	821,291
Dell Technologies Inc., Class C(a)	15,484	879,646
Hewlett Packard Enterprise Co.	61,275	1,000,621
HP Inc.	27,848	1,022,857
NetApp Inc.	10,235	885,430
Seagate Technology Holdings PLC	8,810	943,991
Western Digital Corp.(a)	16,217	839,068

		6,392,904

Textiles, Apparel & Luxury Goods — 0.4%
Lululemon Athletica Inc.(a)	1,814	605,441
Nike Inc., Class B	4,701	696,077
VF Corp.	11,495	749,589

		2,051,107

Tobacco — 0.4%
Altria Group Inc.	19,156	974,657
Philip Morris International Inc.	9,013	926,987

		1,901,644

Security	Shares	Value

Trading Companies & Distributors — 0.5%
Fastenal Co.	14,356	$813,698
United Rentals Inc.(a)	2,341	749,401
WW Grainger Inc.	1,837	909,517

		2,472,616

Water Utilities — 0.3%
American Water Works Co. Inc.	5,115	822,492
Essential Utilities Inc.	19,316	941,462

		1,763,954

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	7,045	762,058

Total Common Stocks — 99.8% (Cost: $508,371,638)		509,676,065

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	15,450,956	15,455,592
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	800,000	800,000

		16,255,592

Total Short-Term Investments — 3.2% (Cost: $16,248,966)		16,255,592

Total Investments in Securities — 103.0% (Cost: $524,620,604)		525,931,657

Other Assets, Less Liabilities — (3.0)%		(15,512,326)

Net Assets — 100.0%		$510,419,331

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	53

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Size Factor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$20,463,456	$—	$(5,004,770	)(a)	$(1,757)	$(1,337)	$15,455,592	15,450,956	$27,209	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,980,000	—	(1,180,000	)(a)	—	—	800,000	800,000	35		—
BlackRock Inc.	1,005,050	147,685	(383,238)		84,046	(113,720)	739,823	899	8,772		—

					$82,289	$(115,057)	$16,995,415		$36,016		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Dow Jones U.S. Real Estate Index	3	03/18/22	$125	$1,936
S&P 500 E-Mini Index	1	03/18/22	225	(7,766)
S&P Mid 400 E-Mini Index	1	03/18/22	263	(14,203)

				$(20,033)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$1,936

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$21,969

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$168,688

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(68,617)

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Size Factor ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,672,956

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$509,676,065	$—	$—	$509,676,065
Money Market Funds	16,255,592	—	—	16,255,592

	$525,931,657	$—	$—	$525,931,657

Derivative financial instruments(a)
Assets
Futures Contracts	$1,936	$—	$—	$1,936
Liabilities
Futures Contracts	(21,969)	—	—	(21,969)

	$(20,033)	$—	$—	$(20,033)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	55

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.6%
General Dynamics Corp.	335,066	$71,067,499
Huntington Ingalls Industries Inc.	70,873	13,267,426
L3Harris Technologies Inc.	363,231	76,020,616
Northrop Grumman Corp.	209,904	77,643,489
Raytheon Technologies Corp.	2,733,445	246,529,404
Textron Inc.(a)	384,766	26,187,174

		510,715,608

Air Freight & Logistics — 0.9%
FedEx Corp.	539,719	132,695,313

Auto Components — 0.7%
BorgWarner Inc.	1,217,234	53,375,711
Lear Corp.	293,724	49,145,900

		102,521,611

Automobiles — 6.5%
Ford Motor Co.	23,301,436	473,019,151
General Motors Co.(b)	8,396,378	442,741,012

		915,760,163

Banks — 4.5%
Citigroup Inc.	4,463,248	290,646,710
Citizens Financial Group Inc.	713,323	36,714,735
Fifth Third Bancorp	708,264	31,609,822
Regions Financial Corp.	1,175,110	26,957,024
Wells Fargo & Co.	4,650,859	250,216,214

		636,144,505

Beverages — 0.4%
Molson Coors Beverage Co., Class B	1,086,508	51,782,971

Biotechnology — 3.4%
AbbVie Inc.	2,198,689	300,978,537
Biogen Inc.(a)(b)	188,934	42,699,084
Gilead Sciences Inc.	1,800,922	123,687,323
Novavax Inc.(b)	69,240	6,487,788

		473,852,732

Building Products — 0.7%
Johnson Controls International PLC	1,084,571	78,815,775
Owens Corning	294,425	26,115,497

		104,931,272

Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)	930,267	55,127,622
Franklin Resources Inc.	371,434	11,874,745
Goldman Sachs Group Inc. (The)	474,054	168,137,473
Invesco Ltd.	633,296	14,350,487

		249,490,327

Chemicals — 1.5%
Corteva Inc.	954,887	45,910,967
Dow Inc.	588,976	35,179,537
DuPont de Nemours Inc.	546,664	41,874,462
Eastman Chemical Co.	164,353	19,546,502
LyondellBasell Industries NV, Class A	483,730	46,791,203
Mosaic Co. (The)	706,943	28,242,373

		217,545,044

Communications Equipment — 4.0%
Cisco Systems Inc.	8,897,020	495,297,104
F5 Inc.(a)(b)	138,094	28,671,076
Juniper Networks Inc.	1,190,856	41,465,606

		565,433,786

Security	Shares	Value

Consumer Finance — 1.0%
Ally Financial Inc.	663,106	$31,643,419
Capital One Financial Corp.	725,036	106,384,532

		138,027,951

Containers & Packaging — 0.3%
International Paper Co.	512,630	24,734,397
Westrock Co.	437,242	20,183,091

		44,917,488

Distributors — 0.4%
LKQ Corp.	925,446	50,797,731

Diversified Financial Services — 0.2%
Equitable Holdings Inc.	845,287	28,435,455

Diversified Telecommunication Services — 8.6%
AT&T Inc.	41,605,827	1,060,948,588
Liberty Global PLC, Class A(b)	682,140	18,499,637
Liberty Global PLC, Class C, NVS(b)	1,928,798	52,154,698
Lumen Technologies Inc.	6,352,217	78,513,402

		1,210,116,325

Electric Utilities — 1.8%
Edison International	456,466	28,661,500
Evergy Inc.	311,043	20,205,354
Exelon Corp.	1,833,642	106,259,554
NRG Energy Inc.	559,771	22,351,656
PG&E Corp.(a)(b)	2,978,819	38,099,095
PPL Corp.	1,333,618	39,581,782

		255,158,941

Electrical Equipment — 0.1%
Sensata Technologies Holding PLC(a)(b)	248,010	14,225,854

Electronic Equipment, Instruments & Components — 1.7%
Arrow Electronics Inc.(a)(b)	383,113	47,506,012
Corning Inc.	2,305,703	96,931,754
TE Connectivity Ltd.	636,343	91,003,413

		235,441,179

Equity Real Estate Investment Trusts (REITs) — 1.7%
Iron Mountain Inc.	545,486	25,048,717
Public Storage	240,948	86,387,086
Simon Property Group Inc.	504,105	74,204,256
Ventas Inc.	329,344	17,461,819
Weyerhaeuser Co.	1,058,672	42,802,109

		245,903,987

Food & Staples Retailing — 1.8%
Kroger Co. (The)	2,266,555	98,799,133
Walgreens Boots Alliance Inc.	3,004,578	149,507,801

		248,306,934

Food Products — 2.1%
Conagra Brands Inc.	1,246,746	43,336,891
JM Smucker Co. (The)	342,550	48,155,679
Kraft Heinz Co. (The)	3,116,719	111,578,540
Tyson Foods Inc., Class A	1,077,411	97,925,886

		300,996,996

Gas Utilities — 0.2%
Atmos Energy Corp.	99,066	10,621,857
UGI Corp.	339,981	15,418,138

		26,039,995

Health Care Providers & Services — 5.3%
Anthem Inc.	294,262	129,766,599
Cardinal Health Inc.	422,409	21,783,632

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Centene Corp.(b)	1,010,221	$78,554,785
Cigna Corp.	661,679	152,490,542
CVS Health Corp.	2,499,486	266,220,254
DaVita Inc.(a)(b)	78,399	8,496,100
McKesson Corp.	190,232	48,836,359
Quest Diagnostics Inc.	122,106	16,486,752
Universal Health Services Inc., Class B	140,933	18,329,746

		740,964,769

Household Durables — 3.8%
DR Horton Inc.	1,561,717	139,336,391
Lennar Corp., Class A	1,668,076	160,318,784
Mohawk Industries Inc.(a)(b)	317,858	50,180,242
Newell Brands Inc.	1,598,223	37,094,756
PulteGroup Inc.	1,615,628	85,127,439
Whirlpool Corp.	278,504	58,538,756

		530,596,368

Independent Power and Renewable Electricity Producers — 0.2%
Vistra Corp.	1,266,504	27,622,452

Insurance — 2.6%
Alleghany Corp.(b)	12,093	8,029,752
American International Group Inc.	1,509,335	87,164,096
Everest Re Group Ltd.	61,926	17,549,828
Hartford Financial Services Group Inc. (The)	351,264	25,245,344
Lincoln National Corp.	429,794	30,076,984
Loews Corp.	336,511	20,076,246
MetLife Inc.	1,211,392	81,235,948
Principal Financial Group Inc.	347,140	25,362,048
Prudential Financial Inc.	663,345	74,009,402

		368,749,648

IT Services — 6.9%
Cognizant Technology Solutions Corp., Class A	1,200,953	102,585,405
Fidelity National Information Services Inc.	1,814,832	217,634,653
Fiserv Inc.(a)(b)	1,288,757	136,221,615
Global Payments Inc.	682,313	102,265,072
International Business Machines Corp.	2,944,122	393,246,376
Western Union Co. (The)	1,031,547	19,506,554

		971,459,675

Machinery — 1.5%
Cummins Inc.	253,492	55,991,313
PACCAR Inc.	712,931	66,295,453
Snap-on Inc.	98,667	20,547,403
Stanley Black & Decker Inc.	163,449	28,546,368
Westinghouse Air Brake Technologies Corp.	405,709	36,067,530

		207,448,067

Media — 2.0%
Discovery Inc., Class A(a)(b)	958,830	26,760,945
Discovery Inc., Class C, NVS(a)(b)	2,035,900	55,681,865
DISH Network Corp., Class A(a)(b)	1,009,331	31,692,993
Fox Corp., Class A, NVS	1,118,826	45,435,524
Fox Corp., Class B	550,014	20,449,521
ViacomCBS Inc., Class B, NVS	3,106,487	103,911,990

		283,932,838

Metals & Mining — 0.5%
Nucor Corp.	519,191	52,645,967
Steel Dynamics Inc.	392,097	21,769,226

		74,415,193

Security	Shares	Value

Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.	1,151,523	$17,146,177
Annaly Capital Management Inc.	2,623,950	20,729,205

		37,875,382

Multi-Utilities — 0.2%
Consolidated Edison Inc.	315,908	27,310,247

Oil, Gas & Consumable Fuels — 3.0%
Coterra Energy Inc.	855,209	18,729,077
Devon Energy Corp.	1,271,033	64,276,139
Diamondback Energy Inc.	306,731	38,697,183
EOG Resources Inc.	1,359,910	151,602,767
Kinder Morgan Inc.	5,112,601	88,754,753
Pioneer Natural Resources Co.	257,386	56,339,222

		418,399,141

Pharmaceuticals — 4.6%
Bristol-Myers Squibb Co.	3,651,875	236,970,169
Jazz Pharmaceuticals PLC(a)(b)	112,634	15,645,989
Pfizer Inc.	6,688,971	352,441,882
Viatris Inc.	3,274,125	49,013,651

		654,071,691

Professional Services — 0.2%
Clarivate PLC(a)(b)	478,524	7,876,505
Leidos Holdings Inc.	216,687	19,382,652

		27,259,157

Real Estate Management & Development — 0.9%
CBRE Group Inc., Class A(b)	1,251,212	126,797,824

Road & Rail — 0.3%
AMERCO	19,332	11,772,221
Knight-Swift Transportation Holdings Inc.	488,669	27,648,892

		39,421,113

Semiconductors & Semiconductor Equipment — 13.2%
Applied Materials Inc.	1,824,422	252,098,632
Intel Corp.	17,295,483	844,365,480
Micron Technology Inc.	6,129,173	504,247,063
NXP Semiconductors NV	498,820	102,477,581
ON Semiconductor Corp.(a)(b)	966,607	57,029,813
Qorvo Inc.(a)(b)	320,230	43,961,174
Skyworks Solutions Inc.	358,678	52,553,501

		1,856,733,244

Software — 0.6%
SS&C Technologies Holdings Inc.	513,070	40,978,901
VMware Inc., Class A	344,188	44,221,274

		85,200,175

Specialty Retail — 0.5%
Best Buy Co. Inc.	733,514	72,823,270

Technology Hardware, Storage & Peripherals — 3.6%
Dell Technologies Inc., Class C(b)	710,554	40,366,573
Hewlett Packard Enterprise Co.	7,220,241	117,906,536
HP Inc.	4,657,382	171,065,641
NetApp Inc.	438,901	37,969,325
Seagate Technology Holdings PLC	621,311	66,573,474
Western Digital Corp.(b)	1,521,468	78,720,754

		512,602,303

Tobacco — 1.4%
Altria Group Inc.	3,916,360	199,264,397

S C H E D U L E O F I N V E S T M E N T S	57

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.3%
United Rentals Inc.(b)	138,599	$44,368,312

Total Common Stocks — 99.8% (Cost: $12,849,792,306)		14,066,557,434

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	92,030,862	92,058,471
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	17,577,000	17,577,000

		109,635,471

Total Short-Term Investments — 0.8% (Cost: $109,634,921)		109,635,471

Total Investments in Securities — 100.6% (Cost: $12,959,427,227)		14,176,192,905

Other Assets, Less Liabilities — (0.6)%		(78,903,433)

Net Assets — 100.0%		$14,097,289,472

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$16,321,859	$75,751,107	(a)	$—		$(14,404)	$(91)	$92,058,471	92,030,862	$89,979	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	25,377,000	—		(7,800,000	)(a)	—	—	17,577,000	17,577,000	683		—

						$(14,404)	$(91)	$109,635,471		$90,662		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	98	03/18/22	$9,919	$(659,971)
S&P 500 E-Mini Index	89	03/18/22	20,044	(535,013)

				$(1,194,984)

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Value Factor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$1,194,984

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(270,291)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(1,686,188)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$29,667,106

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$14,066,557,434	$—	$—	$14,066,557,434
Money Market Funds	109,635,471	—	—	109,635,471

	$14,176,192,905	$—	$—	$14,176,192,905

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(1,194,984)	$—	$—	$(1,194,984)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	59

Statements of Assets and Liabilities (unaudited)

January 31, 2022

	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Size Factor ETF	iShares MSCI Intl Value Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$837,302,075	$4,236,903,099	$16,883,802	$1,276,330,279
Affiliated(c)	330,000	61,681,457	64,586	9,163,492
Cash	5,593	1,498	3,259	2,138
Foreign currency, at value(d)	1,369,143	4,901,071	16,755	1,915,614
Foreign currency collateral pledged:
Futures contracts(e)	171,700	931,214	2,173	295,021
Receivables:
Investments sold	—	512,071	20,472	—
Securities lending income — Affiliated	2	32,276	8	391
Variation margin on futures contracts	45,045	245,013	1,983	91,013
Capital shares sold	—	1,505,166	—	5,217
Dividends	358,391	1,565,474	7,379	1,772,334
Tax reclaims	559,282	5,171,282	7,214	820,548

Total assets	840,141,231	4,313,449,621	17,007,631	1,290,396,047

LIABILITIES
Collateral on securities loaned, at value	—	60,291,457	64,599	8,854,018
Payables:
Investments purchased	—	2,160,669	—	5,217
Investment advisory fees	222,203	1,067,816	3,259	317,637

Total liabilities	222,203	63,519,942	67,858	9,176,872

NET ASSETS	$839,919,028	$4,249,929,679	$16,939,773	$1,281,219,175

NET ASSETS CONSIST OF:
Paid-in capital	$794,173,900	$3,764,856,657	$15,935,436	$1,274,358,404
Accumulated earnings	45,745,128	485,073,022	1,004,337	6,860,771

NET ASSETS	$839,919,028	$4,249,929,679	$16,939,773	$1,281,219,175

Shares outstanding	23,400,000	113,700,000	600,000	49,000,000

Net asset value	$35.89	$37.38	$28.23	$26.15

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$—	$56,970,547	$64,437	$8,416,265
(b) Investments, at cost — Unaffiliated	$765,512,418	$3,712,149,192	$17,929,796	$1,214,162,049
(c) Investments, at cost — Affiliated	$330,000	$61,681,457	$64,586	$9,163,505
(d) Foreign currency, at cost	$1,378,530	$4,939,791	$16,731	$1,931,098
(e) Foreign currency collateral pledged, at cost	$173,681	$951,129	$2,195	$299,471

See notes to financial statements.

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2022

	iShares MSCI USA Momentum Factor ETF	iShares MSCI USA Quality Factor ETF	iShares MSCI USA Size Factor ETF	iShares MSCI USA Value Factor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$12,451,251,276	$22,498,502,812	$508,936,242	$14,066,557,434
Affiliated(c)	329,953,647	740,742,944	16,995,415	109,635,471
Cash	1,439	1,308,151	3,007	3,575
Cash pledged:
Futures contracts	1,296,000	2,847,000	56,000	1,667,000
Receivables:
Investments sold	—	—	465,763	—
Securities lending income — Affiliated	20,691	14,827	10,201	32,218
Variation margin on futures contracts	437,399	1,057,069	17,983	648,570
Capital shares sold	—	403,227	—	—
Dividends	5,580,243	9,637,674	289,726	41,858,856

Total assets	12,788,540,695	23,254,513,704	526,774,337	14,220,403,124

LIABILITIES
Collateral on securities loaned, at value	165,863,474	164,867,229	15,457,503	92,084,920
Payables:
Investments purchased	—	—	830,417	27,923,064
Capital shares redeemed	120,542	81,969	—	1,039,621
Investment advisory fees	1,720,249	3,015,066	67,086	2,066,047

Total liabilities	167,704,265	167,964,264	16,355,006	123,113,652

NET ASSETS	$12,620,836,430	$23,086,549,440	$510,419,331	$14,097,289,472

NET ASSETS CONSIST OF:
Paid-in capital	$12,358,903,570	$18,705,968,133	$506,841,258	$11,925,881,528
Accumulated earnings	261,932,860	4,380,581,307	3,578,073	2,171,407,944

NET ASSETS	$12,620,836,430	$23,086,549,440	$510,419,331	$14,097,289,472

Shares outstanding	76,300,000	170,400,000	3,950,000	131,300,000

Net asset value	$165.41	$135.48	$129.22	$107.37

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$174,507,458	$169,526,077	$16,052,458	$93,152,237
(b) Investments, at cost — Unaffiliated	$12,520,123,522	$19,287,625,470	$507,686,741	$12,849,792,306
(c) Investments, at cost — Affiliated	$315,798,487	$638,398,194	$16,933,863	$109,634,921

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Operations (unaudited)

Six Months Ended January 31, 2022

	iShares MSCI Intl Momentum Factor ETF	iShares MSCI Intl Quality Factor ETF	iShares MSCI Intl Size Factor ETF	iShares MSCI Intl Value Factor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$10,898,307	$39,403,143	$228,739	$17,777,518
Dividends — Affiliated	17	50	—	14
Non-cash dividends — Unaffiliated	—	2,269,026	—	—
Securities lending income — Affiliated — net	4,127	42,424	1,694	93,126
Foreign taxes withheld	(1,086,739)	(2,363,350)	(23,104)	(1,255,309)

Total investment income	9,815,712	39,351,293	207,329	16,615,349

EXPENSES
Investment advisory fees	1,327,661	6,043,199	29,197	1,757,899
Miscellaneous	217	217	217	217

Total expenses	1,327,878	6,043,416	29,414	1,758,116

Net investment income	8,487,834	33,307,877	177,915	14,857,233

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(23,680,045)	(27,417,751)	(14,314)	(14,551,685)
Investments — Affiliated	(2)	(160)	(16)	(513)
In-kind redemptions — Unaffiliated	3,529,583	—	2,733,415	1,659,656
Futures contracts	59,464	815,099	3,903	196,553
Foreign currency transactions	83,191	(332,602)	(2,036)	(256,285)

Net realized gain (loss)	(20,007,809)	(26,935,414)	2,720,952	(12,952,274)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(22,444,589)	(168,989,459)	(4,038,346)	41,752,626
Investments — Affiliated	—	—	—	(13)
Futures contracts	(5,423)	(99,393)	(276)	33,522
Foreign currency translations	(47,752)	(211,595)	(387)	(72,626)

Net change in unrealized appreciation (depreciation)	(22,497,764)	(169,300,447)	(4,039,009)	41,713,509

Net realized and unrealized gain (loss)	(42,505,573)	(196,235,861)	(1,318,057)	28,761,235

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(34,017,739)	$(162,927,984)	$(1,140,142)	$43,618,468

See notes to financial statements.

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2022

	iShares MSCI USA Momentum Factor ETF	iShares MSCI USA Quality Factor ETF	iShares MSCI USA Size Factor ETF	iShares MSCI USA Value Factor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$70,381,416	$142,061,434	$4,609,630	$218,738,505
Dividends — Affiliated	1,659,130	6,122,498	8,807	683
Interest — Unaffiliated	(1,971)	—	—	—
Securities lending income — Affiliated — net	154,945	38,412	27,209	89,979

Foreign taxes withheld	(33,476)	—	(1,288)	(91,722)

Total investment income	72,160,044	148,222,344	4,644,358	218,737,445

EXPENSES
Investment advisory fees	11,534,019	18,449,125	460,553	12,035,083
Miscellaneous	217	217	217	217

Total expenses	11,534,236	18,449,342	460,770	12,035,300

Net investment income	60,625,808	129,773,002	4,183,588	206,702,145

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(468,367,481)	(217,493,992)	5,532,649	(98,530,626)
Investments — Affiliated	242,415	(827,386)	(2,118)	(14,404)
In-kind redemptions — Unaffiliated	1,524,081,959	1,796,697,625	35,794,455	1,478,683,959
In-kind redemptions — Affiliated	19,268,664	89,882,879	84,407	—
Futures contracts	4,046,219	5,453,496	168,688	(270,291)
Foreign currency transactions	—	—	(2)	—

Net realized gain	1,079,271,776	1,673,712,622	41,578,079	1,379,868,638

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(1,783,147,454)	(1,910,921,311)	(47,351,004)	(965,259,339)
Investments — Affiliated	(25,369,084)	(114,217,621)	(115,057)	(91)
Futures contracts	(1,856,231)	(3,593,956)	(68,617)	(1,686,188)

Net change in unrealized appreciation (depreciation)	(1,810,372,769)	(2,028,732,888)	(47,534,678)	(966,945,618)

Net realized and unrealized gain (loss)	(731,100,993)	(355,020,266)	(5,956,599)	412,923,020

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(670,475,185)	$(225,247,264)	$(1,773,011)	$619,625,165

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	63

Statements of Changes in Net Assets

	iShares MSCI Intl Momentum Factor ETF		iShares MSCI Intl Quality Factor ETF
	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,487,834	$7,839,164	$33,307,877	$59,105,585
Net realized gain (loss)	(20,007,809)	80,817,827	(26,935,414)	97,333,007
Net change in unrealized appreciation (depreciation)	(22,497,764)	29,564,717	(169,300,447)	550,619,860

Net increase (decrease) in net assets resulting from operations	(34,017,739)	118,221,708	(162,927,984)	707,058,452

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(40,269,321)	(8,730,181)	(41,787,159)	(57,477,491)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	82,288,980	316,672,682	710,175,116	1,439,257,212

NET ASSETS
Total increase in net assets	8,001,920	426,164,209	505,459,973	2,088,838,173
Beginning of period	831,917,108	405,752,899	3,744,469,706	1,655,631,533

End of period	$839,919,028	$831,917,108	$4,249,929,679	$3,744,469,706

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

64	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Intl Size Factor ETF		iShares MSCI Intl Value Factor ETF
	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$177,915	$550,060	$14,857,233	$23,127,366
Net realized gain (loss)	2,720,952	3,916,961	(12,952,274)	54,972,396
Net change in unrealized appreciation (depreciation)	(4,039,009)	3,038,530	41,713,509	89,508,826

Net increase (decrease) in net assets resulting from operations	(1,140,142)	7,505,551	43,618,468	167,608,588

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(409,721)	(608,671)	(23,983,799)	(21,160,486)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(6,894,841)	(1,198,400)	136,416,480	527,226,102

NET ASSETS
Total increase (decrease) in net assets	(8,444,704)	5,698,480	156,051,149	673,674,204
Beginning of period	25,384,477	19,685,997	1,125,168,026	451,493,822

End of period	$16,939,773	$25,384,477	$1,281,219,175	$1,125,168,026

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	65

Statements of Changes in Net Assets (continued)

	iShares MSCI USA Momentum Factor ETF		iShares MSCI USA Quality Factor ETF
	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$60,625,808	$72,155,192	$129,773,002	$299,217,942
Net realized gain	1,079,271,776	3,256,181,483	1,673,712,622	2,774,264,361
Net change in unrealized appreciation (depreciation)	(1,810,372,769)	(402,909,021)	(2,028,732,888)	3,639,151,389

Net increase (decrease) in net assets resulting from operations	(670,475,185)	2,925,427,654	(225,247,264)	6,712,633,692

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(64,775,745)	(63,350,348)	(143,880,110)	(308,371,260)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(1,136,929,655)	983,484,853	(511,152,708)	(1,288,575,824)

NET ASSETS
Total increase (decrease) in net assets	(1,872,180,585)	3,845,562,159	(880,280,082)	5,115,686,608
Beginning of period	14,493,017,015	10,647,454,856	23,966,829,522	18,851,142,914

End of period	$12,620,836,430	$14,493,017,015	$23,086,549,440	$23,966,829,522

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

66	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI USA Size Factor ETF		iShares MSCI USA Value Factor ETF
	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,183,588	$11,615,377	$206,702,145	$277,183,388
Net realized gain	41,578,079	238,730,831	1,379,868,638	852,462,176
Net change in unrealized appreciation (depreciation)	(47,534,678)	63,310,899	(966,945,618)	2,512,056,697

Net increase (decrease) in net assets resulting from operations	(1,773,011)	313,657,107	619,625,165	3,641,702,261

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(4,062,028)	(12,325,649)	(220,990,489)	(237,616,292)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(158,609,517)	(368,039,930)	(2,247,033,841)	6,930,558,612

NET ASSETS
Total increase (decrease) in net assets	(164,444,556)	(66,708,472)	(1,848,399,165)	10,334,644,581
Beginning of period	674,863,887	741,572,359	15,945,688,637	5,611,044,056

End of period	$510,419,331	$674,863,887	$14,097,289,472	$15,945,688,637

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	67

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Intl Momentum Factor ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$39.06		$32.99	$29.44	$30.00	$28.78	$26.38

Net investment income(a)	0.38		0.43	0.46	0.69	0.67	0.73
Net realized and unrealized gain (loss)(b)		(1.80)	6.09	3.52	(0.57)	1.17	2.36

Net increase (decrease) from investment operations		(1.42)	6.52	3.98	0.12	1.84	3.09

Distributions(c)
From net investment income		(0.64)	(0.45)	(0.43)	(0.68)	(0.59)	(0.69)
From net realized gain		(1.11)	—	—	—	(0.03)	—

Total distributions		(1.75)	(0.45)	(0.43)	(0.68)	(0.62)	(0.69)

Net asset value, end of period	$35.89		$39.06	$32.99	$29.44	$30.00	$28.78

Total Return(d)
Based on net asset value	(3.78	)%(e)	19.80%	13.65%	0.55%	6.41%	12.01%

Ratios to Average Net Assets(f)
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	1.92	%(g)	1.16%	1.53%	2.44%	2.19%	2.75%

Supplemental Data
Net assets, end of period (000)	$839,919		$831,917	$405,753	$164,888	$141,021	$34,539

Portfolio turnover rate(h)	47	%(e)	104%	125%	105%	131%	105%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Intl Quality Factor ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$39.29		$30.32	$29.79	$29.62	$28.07	$25.46

Net investment income(a)	0.33		0.78	0.70	0.96	0.99	0.76
Net realized and unrealized gain (loss)(b)		(1.84)	8.90	0.44	(0.12)	1.23	2.61

Net increase (decrease) from investment operations		(1.51)	9.68	1.14	0.84	2.22	3.37

Distributions(c)
From net investment income		(0.40)	(0.71)	(0.61)	(0.67)	(0.67)	(0.76)

Total distributions		(0.40)	(0.71)	(0.61)	(0.67)	(0.67)	(0.76)

Net asset value, end of period	$37.38		$39.29	$30.32	$29.79	$29.62	$28.07

Total Return(d)
Based on net asset value	(3.86	)%(e)	32.03%	3.86%	2.99%	7.97%	13.46%

Ratios to Average Net Assets(f)
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	1.65	%(g)	2.18%	2.38%	3.31%	3.36%	2.95%

Supplemental Data
Net assets, end of period (000)	$4,249,930		$3,744,470	$1,655,632	$822,240	$94,784	$19,648

Portfolio turnover rate(h)	19	%(e)	37%	26%	29%	21%	31%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Intl Size Factor ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$31.73		$24.61	$26.01	$27.58	$26.81	$24.16

Net investment income(a)	0.29		0.62	0.48	0.72	0.76	0.74
Net realized and unrealized gain (loss)(b)		(1.74)	7.19	(1.57)	(1.56)	0.81	2.84

Net increase (decrease) from investment operations		(1.45)	7.81	(1.09)	(0.84)	1.57	3.58

Distributions(c)
From net investment income		(2.05)	(0.69)	(0.31)	(0.73)	(0.80)	(0.93)

Total distributions		(2.05)	(0.69)	(0.31)	(0.73)	(0.80)	(0.93)

Net asset value, end of period	$28.23		$31.73	$24.61	$26.01	$27.58	$26.81

Total Return(d)
Based on net asset value	(4.69	)%(e)	31.83%	(4.25)%	(2.93)%	5.89%	15.14%

Ratios to Average Net Assets(f)
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	1.83	%(g)	2.11%	1.91%	2.78%	2.73%	2.95%

Supplemental Data
Net assets, end of period (000)	$16,940		$25,384	$19,686	$5,202	$5,517	$5,361

Portfolio turnover rate(h)	14	%(e)	25%	42%	26%	13%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Intl Value Factor ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$25.69		$19.05	$22.61	$25.67	$24.84	$20.96

Net investment income(a)	0.33		0.76	0.58	0.86	0.73	0.63
Net realized and unrealized gain (loss)(b)	0.66		6.44	(3.57)	(3.14)	0.88	3.75

Net increase (decrease) from investment operations	0.99		7.20	(2.99)	(2.28)	1.61	4.38

Distributions(c)
From net investment income		(0.53)	(0.56)	(0.57)	(0.78)	(0.78)	(0.50)

Total distributions		(0.53)	(0.56)	(0.57)	(0.78)	(0.78)	(0.50)

Net asset value, end of period	$26.15		$25.69	$19.05	$22.61	$25.67	$24.84

Total Return(d)
Based on net asset value	3.95	%(e)	37.95%	(13.57)%	(8.80)%	6.50%	21.11%

Ratios to Average Net Assets(f)
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.30%

Net investment income	2.54	%(g)	3.18%	2.76%	3.63%	2.81%	2.73%

Supplemental Data
Net assets, end of period (000)	$1,281,219		$1,125,168	$451,494	$314,222	$233,633	$101,828

Portfolio turnover rate(h)	8	%(e)	24%	18%	20%	16%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Momentum Factor ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$175.04		$140.10	$120.79	$111.68	$91.95	$78.43

Net investment income(a)	0.72		0.85	1.50	1.67	1.32	1.17
Net realized and unrealized gain (loss)(b)		(9.57)	34.86	19.53	9.03	19.60	13.51

Net increase (decrease) from investment operations		(8.85)	35.71	21.03	10.70	20.92	14.68

Distributions(c)
From net investment income		(0.78)	(0.77)	(1.72)	(1.59)	(1.19)	(1.16)

Total distributions		(0.78)	(0.77)	(1.72)	(1.59)	(1.19)	(1.16)

Net asset value, end of period	$165.41		$175.04	$140.10	$120.79	$111.68	$91.95

Total Return(d)
Based on net asset value	(5.09	)%(e)	25.57%	17.71%	9.71%	22.86%	18.94%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	0.79	%(g)	0.53%	1.22%	1.49%	1.24%	1.44%

Supplemental Data
Net assets, end of period (000)	$12,620,836		$14,493,017	$10,647,455	$10,176,170	$9,196,715	$3,438,822

Portfolio turnover rate(h)	51	%(e)	107%	160%	138%	104%	114%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Quality Factor ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$137.31		$100.59	$92.73	$86.55	$75.09	$68.00

Net investment income(a)	0.74		1.70	1.72	1.61	1.55	1.46
Net realized and unrealized gain (loss)(b)		(1.74)	36.79	7.71	6.16	11.38	7.03

Net increase (decrease) from investment operations		(1.00)	38.49	9.43	7.77	12.93	8.49

Distributions(c)
From net investment income		(0.83)	(1.77)	(1.57)	(1.59)	(1.47)	(1.40)

Total distributions		(0.83)	(1.77)	(1.57)	(1.59)	(1.47)	(1.40)

Net asset value, end of period	$135.48		$137.31	$100.59	$92.73	$86.55	$75.09

Total Return(d)
Based on net asset value	(0.75	)%(e)	38.63%	10.38%	9.13%	17.36%	12.62%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.06	%(g)	1.45%	1.82%	1.85%	1.88%	2.06%

Supplemental Data
Net assets, end of period (000)	$23,086,549		$23,966,830	$18,851,143	$10,913,780	$5,781,433	$3,465,557

Portfolio turnover rate(h)	16	%(e)	47%	45%	41%	41%	44%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	73

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Size Factor ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$131.04		$92.12	$91.99	$86.61	$78.73	$70.36

Net investment income(a)	0.92		1.50	1.73	1.52	1.45	1.37
Net realized and unrealized gain (loss)(b)		(1.82)	38.96	(0.13)	5.49	8.02	8.33

Net increase (decrease) from investment operations		(0.90)	40.46	1.60	7.01	9.47	9.70

Distributions(c)
From net investment income		(0.92)	(1.54)	(1.47)	(1.63)	(1.59)	(1.33)

Total distributions		(0.92)	(1.54)	(1.47)	(1.63)	(1.59)	(1.33)

Net asset value, end of period	$129.22		$131.04	$92.12	$91.99	$86.61	$78.73

Total Return(d)
Based on net asset value	(0.71	)%(e)	44.28%	1.91%	8.26%	12.16%	13.93%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.36	%(g)	1.34%	1.93%	1.74%	1.75%	1.86%

Supplemental Data
Net assets, end of period (000)	$510,419		$674,864	$741,572	$377,167	$207,862	$181,087

Portfolio turnover rate(h)	12	%(e)	23%	29%	30%	17%	19%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

74	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Value Factor ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$104.29		$72.97	$82.49	$85.39	$75.00	$64.38

Net investment income(a)	1.37		2.33	2.37	2.23	1.84	1.68
Net realized and unrealized gain (loss)(b)	3.19		30.96	(9.65)	(2.92)	10.40	10.50

Net increase (decrease) from investment operations	4.56		33.29	(7.28)	(0.69)	12.24	12.18

Distributions(c)
From net investment income		(1.48)	(1.97)	(2.24)	(2.21)	(1.85)	(1.56)

Total distributions		(1.48)	(1.97)	(2.24)	(2.21)	(1.85)	(1.56)

Net asset value, end of period	$107.37		$104.29	$72.97	$82.49	$85.39	$75.00

Total Return(d)
Based on net asset value	4.43	%(e)	46.10%	(8.83)%	(0.68)%	16.47%	19.10%

Ratios to Average Net Assets(f)
Total expenses	0.15	%(g)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	2.58	%(g)	2.47%	3.04%	2.74%	2.24%	2.35%

Supplemental Data
Net assets, end of period (000)	$14,097,289		$15,945,689	$5,611,044	$3,485,258	$3,786,862	$2,373,707

Portfolio turnover rate(h)	8	%(e)	28%	33%	35%	18%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	75

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI Intl Momentum Factor	Diversified
MSCI Intl Quality Factor	Diversified
MSCI Intl Size Factor	Diversified
MSCI Intl Value Factor	Diversified
MSCI USA Momentum Factor	Diversified
MSCI USA Quality Factor	Diversified
MSCI USA Size Factor	Diversified
MSCI USA Value Factor	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

76	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

MSCI Intl Quality Factor
BofA Securities, Inc.	$306,145	$306,145	$—	$—
J.P. Morgan Securities LLC	56,664,402	56,664,402	—	—

	$56,970,547	$56,970,547	$—	$—

MSCI Intl Size Factor
BNP Paribas SA	$16,132	$14,898	$—	$(1,234	)(b)
BofA Securities, Inc.	15,796	15,796	—	—
Credit Suisse AG	21,712	21,712	—	—
HSBC Bank PLC	6,174	6,174	—	—
Toronto Dominion Bank	4,623	4,284	—	(339	)(b)

	$64,437	$62,864	$—	$(1,573)

MSCI Intl Value Factor
BNP Paribas SA	$5,943,636	$5,943,636	$—	$—
State Street Bank & Trust Co.	2,455,769	2,455,769	—	—
Wells Fargo Securities LLC	16,860	16,860	—	—

	$8,416,265	$8,416,265	$—	$—

78	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI USA Momentum Factor
Barclays Bank PLC	$4,903,932	$4,314,694		$—	$(589,238	)(b)
Barclays Capital, Inc.	551,210	540,581		—	(10,629	)(b)
BNP Paribas SA	12,209,703	11,657,814		—	(551,889	)(b)
BofA Securities, Inc.	25,908,134	25,908,134		—	—
Citigroup Global Markets, Inc.	20,233,685	18,032,200		—	(2,201,485	)(b)
Credit Suisse Securities (USA) LLC	5,454,502	4,858,491		—	(596,011	)(b)
Goldman Sachs & Co. LLC	1,795,229	1,717,546		—	(77,683	)(b)
J.P. Morgan Securities LLC	70,122,333	66,833,207		—	(3,289,126	)(b)
Morgan Stanley	3,475,078	3,057,525		—	(417,553	)(b)
SG Americas Securities LLC	3,350,513	3,154,395		—	(196,118	)(b)
UBS AG	24,306,860	23,472,135		—	(834,725	)(b)
UBS Securities LLC	1,872,829	1,872,829		—	—
Wells Fargo Securities LLC	323,450	311,623		—	(11,827	)(b)

	$174,507,458	$165,731,174		$—	$(8,776,284)

MSCI USA Quality Factor
Barclays Bank PLC	$5,918,303	$5,624,846		$—	$(293,457	)(b)
BNP Paribas SA	14,056,996	14,056,996		—	—
BofA Securities, Inc.	12,380,762	12,380,762		—	—
Citigroup Global Markets, Inc.	21,224,221	21,029,342		—	(194,879	)(b)
Credit Suisse Securities (USA) LLC	246,603	240,710		—	(5,893	)(b)
Goldman Sachs & Co. LLC	35,798,812	34,176,298		—	(1,622,514	)(b)
J.P. Morgan Securities LLC	678,096	654,777		—	(23,319	)(b)
Jefferies LLC	113,036	111,042		—	(1,994	)(b)
Morgan Stanley	59,165,286	56,360,871		—	(2,804,415	)(b)
Natixis SA	9,071,567	9,071,567		—	—
RBC Capital Markets LLC	1,082,627	1,082,627		—	—
SG Americas Securities LLC	1,348,866	1,322,881		—	(25,985	)(b)
UBS AG	6,486,656	6,486,656		—	—
UBS Securities LLC	175,170	171,244		—	(3,926	)(b)
Virtu Americas LLC	1,494,236	1,494,236		—	—
Wells Fargo Securities LLC	284,840	282,852		—	(1,988	)(b)

	$169,526,077	$164,547,707		$—	$(4,978,370)

MSCI USA Size Factor
Barclays Bank PLC	$1,207,982	$1,126,580		$—	$(81,402	)(b)
BNP Paribas SA	2,539,995	2,405,042		—	(134,953	)(b)
Citigroup Global Markets, Inc.	808,963	769,207		—	(39,756	)(b)
Goldman Sachs & Co. LLC	981,892	923,962		—	(57,930	)(b)
J.P. Morgan Securities LLC	1,087,706	1,053,461		—	(34,245	)(b)
Jefferies LLC	39,584	38,473		—	(1,111	)(b)
Morgan Stanley	2,744,153	2,687,553		—	(56,600	)(b)
Scotia Capital (USA), Inc.	1,310,939	1,292,349		—	(18,590	)(b)
SG Americas Securities LLC	732,622	699,487		—	(33,135	)(b)
State Street Bank & Trust Co.	664,555	664,555		—	—
UBS AG	2,775,614	2,644,508		—	(131,106	)(b)
UBS Securities LLC	525,762	505,063		—	(20,699	)(b)
Virtu Americas LLC	632,691	632,691		—	—

	$16,052,458	$15,442,931		$—	$ (609,527)

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI USA Value Factor
Barclays Bank PLC	$9,687,544	$9,571,886		$—	$(115,658	)(b)
Barclays Capital, Inc.	13,675	13,621		—	(54	)(b)
BNP Paribas SA	2,825,701	2,816,251		—	(9,450	)(b)
BofA Securities, Inc.	111,128	111,128		—	—
Citigroup Global Markets, Inc.	41,704,381	41,121,274		—	(583,107	)(b)
Credit Suisse Securities (USA) LLC	166,096	162,793		—	(3,303	)(b)
Goldman Sachs & Co. LLC	24,678,792	24,449,975		—	(228,817	)(b)
HSBC Bank PLC	35,518	35,518		—	—
J.P. Morgan Securities LLC	3,338,355	3,338,355		—	—
Jefferies LLC	1,532,399	1,523,176		—	(9,223	)(b)
RBC Capital Markets LLC	478,646	451,770		—	(26,876	)(b)
SG Americas Securities LLC	6,462,475	6,327,557		—	(134,918	)(b)
State Street Bank & Trust Co.	304,658	304,658		—	—
UBS Securities LLC	1,361,200	1,361,200		—	—
Wells Fargo Bank N.A	68,832	68,380		—	(452	)(b)
Wells Fargo Securities LLC	382,837	381,641		—	(1,196	)(b)

	$93,152,237	$92,039,183		$—	$(1,113,054)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

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Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Intl Momentum Factor	0.30%
MSCI Intl Quality Factor	0.30
MSCI Intl Size Factor	0.30
MSCI Intl Value Factor	0.30
MSCI USA Momentum Factor	0.15
MSCI USA Quality Factor	0.15
MSCI USA Size Factor	0.15
MSCI USA Value Factor	0.15

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF and iShares MSCI USA Value Factor ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF, iShares MSCI Intl Size Factor ETF and iShares MSCI Intl Value Factor ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2022, each Group 1 Fund retained 77% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Intl Momentum Factor	$979
MSCI Intl Quality Factor	9,880
MSCI Intl Size Factor	389
MSCI Intl Value Factor	20,607
MSCI USA Momentum Factor	66,461
MSCI USA Quality Factor	16,564
MSCI USA Size Factor	10,182
MSCI USA Value Factor	35,185

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Intl Momentum Factor	$177,077,703	$170,214,267	$(13,306,041)
MSCI Intl Quality Factor	278,296,531	205,667,215	2,197,506
MSCI Intl Value Factor	44,762,147	31,963,656	(4,989,519)
MSCI USA Momentum Factor	924,270,037	320,693,068	414,552
MSCI USA Quality Factor	457,569,532	900,630,314	(52,280,513)
MSCI USA Size Factor	30,010,899	31,078,333	4,140,339
MSCI USA Value Factor	361,142,985	74,418,677	(6,078,214)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.       PURCHASES AND SALES

For the six months ended January 31, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Intl Momentum Factor	$402,032,770	$413,508,300
MSCI Intl Quality Factor	828,767,284	763,684,290
MSCI Intl Size Factor	2,680,206	2,976,645
MSCI Intl Value Factor	93,584,027	89,502,425
MSCI USA Momentum Factor	7,701,128,840	7,736,328,610
MSCI USA Quality Factor	3,865,206,463	3,860,046,958
MSCI USA Size Factor	74,273,809	72,946,232
MSCI USA Value Factor	1,170,704,326	1,192,610,204

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Notes to Financial Statements (unaudited) (continued)

For the six months ended January 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Intl Momentum Factor	$80,810,513	$18,389,301
MSCI Intl Quality Factor	644,956,284	—
MSCI Intl Size Factor	11,169,424	17,885,009
MSCI Intl Value Factor	136,807,240	7,767,178
MSCI USA Momentum Factor	5,256,903,060	6,349,815,838
MSCI USA Quality Factor	5,823,729,723	6,348,025,448
MSCI USA Size Factor	93,441,964	251,295,159
MSCI USA Value Factor	2,720,547,602	4,960,144,666

8.   INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Intl Size Factor	$418,572
MSCI Intl Value Factor	33,298,935
MSCI USA Momentum Factor	764,807,988
MSCI USA Quality Factor	596,095,846
MSCI USA Size Factor	39,163,179
MSCI USA Value Factor	426,439,229

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Intl Momentum Factor	$771,438,209	$103,111,695	$(36,941,117)	$66,170,578
MSCI Intl Quality Factor	3,787,674,794	603,814,467	(93,128,095)	510,686,372
MSCI Intl Size Factor	18,199,896	215,962	(1,467,999)	(1,252,037)
MSCI Intl Value Factor	1,231,697,755	102,643,850	(48,871,828)	53,772,022
MSCI USA Momentum Factor	12,838,126,647	1,009,661,037	(1,067,426,489)	(57,765,452)
MSCI USA Quality Factor	19,941,560,500	3,929,496,368	(633,503,438)	3,295,992,930
MSCI USA Size Factor	525,031,048	43,496,902	(42,616,326)	880,576
MSCI USA Value Factor	12,999,460,004	1,692,251,720	(516,713,803)	1,175,537,917

9.     PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements (unaudited) (continued)

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but

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Notes to Financial Statements (unaudited) (continued)

could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/22		Year Ended 07/31/21

iShares ETF	Shares	Amount	Shares	Amount

MSCI Intl Momentum Factor
Shares sold	2,600,000	$100,837,594	12,000,000	$424,231,139
Shares redeemed	(500,000)	(18,548,614)	(3,000,000)	(107,558,457)

Net increase	2,100,000	$82,288,980	9,000,000	$316,672,682

MSCI Intl Quality Factor
Shares sold	18,400,000	$710,175,116	45,200,000	$1,593,430,344
Shares redeemed	—	—	(4,500,000)	(154,173,132)

Net increase	18,400,000	$710,175,116	40,700,000	$1,439,257,212

MSCI Intl Size Factor
Shares sold	400,000	$11,763,944	400,000	$11,680,140
Shares redeemed	(600,000)	(18,658,785)	(400,000)	(12,878,540)

Net decrease	(200,000)	$(6,894,841)	—	$(1,198,400)

MSCI Intl Value Factor
Shares sold	5,500,000	$144,208,852	30,800,000	$795,071,169
Shares redeemed	(300,000)	(7,792,372)	(10,700,000)	(267,845,067)

Net increase	5,200,000	$136,416,480	20,100,000	$527,226,102

MSCI USA Momentum Factor
Shares sold	28,500,000	$5,269,042,200	58,900,000	$9,601,225,530
Shares redeemed	(35,000,000)	(6,405,971,855)	(52,100,000)	(8,617,740,677)

Net increase (decrease)	(6,500,000)	$(1,136,929,655)	6,800,000	$983,484,853

MSCI USA Quality Factor
Shares sold	41,450,000	$5,845,632,026	71,150,000	$8,555,373,188
Shares redeemed	(45,600,000)	(6,356,784,734)	(84,000,000)	(9,843,949,012)

Net decrease	(4,150,000)	$(511,152,708)	(12,850,000)	$(1,288,575,824)

N O T E S T O F I N A N C I A L S T A T E M E N T S	85

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 01/31/22		Year Ended 07/31/21

iShares ETF	Shares	Amount	Shares	Amount

MSCI USA Size Factor
Shares sold	700,000	$93,679,805	9,200,000	$1,011,073,003
Shares redeemed	(1,900,000)	(252,289,322)	(12,100,000)	(1,379,112,933)

Net decrease	(1,200,000)	$(158,609,517)	(2,900,000)	$(368,039,930)

MSCI USA Value Factor
Shares sold	25,850,000	$2,730,162,403	103,100,000	$9,614,519,631
Shares redeemed	(47,450,000)	(4,977,196,244)	(27,100,000)	(2,683,961,019)

Net increase (decrease)	(21,600,000)	$(2,247,033,841)	76,000,000	$6,930,558,612

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

11.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Intl Momentum Factor ETF, iShares MSCI Intl Quality Factor ETF, iShares MSCI Intl Size Factor ETF, iShares MSCI Intl Value Factor ETF, iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF and iShares MSCI USA Value Factor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	87

Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Intl Momentum Factor(a)	$0.632562	$1.105722	$0.009181	$1.747465	36%	63%	1%	100%
MSCI Intl Quality Factor(a)	0.389087	—	0.013875	0.402962	97	—	3	100
MSCI Intl Size Factor(a)	1.879140	—	0.169466	2.048606	92	—	8	100
MSCI Intl Value Factor(a)	0.490113	—	0.035249	0.525362	93	—	7	100
MSCI USA Momentum Factor(a)	0.682085	—	0.096930	0.779015	88	—	12	100
MSCI USA Quality Factor(a)	0.744314	—	0.081469	0.825783	90	—	10	100
MSCI USA Size Factor(a)	0.764854	—	0.150604	0.915458	84	—	16	100
MSCI USA Value Factor(a)	1.334916	—	0.144025	1.478941	90	—	10	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	89

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

REIT	Real Estate Investment Trust

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Want to know more?

iShares.com  |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-109-0122

JANUARY 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares MSCI Global Multifactor ETF | ACWF | NYSE Arca

•	iShares MSCI Intl Multifactor ETF | INTF | NYSE Arca

•	iShares MSCI Intl Small-Cap Multifactor ETF | ISCF | NYSE Arca

•	iShares MSCI USA Mid-Cap Multifactor ETF | MIDF | NYSE Arca

•	iShares MSCI USA Multifactor ETF | LRGF | NYSE Arca

•	iShares MSCI USA Small-Cap Multifactor ETF | SMLF | NYSE Arca

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2022

	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	3.44%	23.29%

U.S. small cap equities (Russell 2000® Index)	(8.41)	(1.21)

International equities (MSCI Europe, Australasia, Far East Index)	(3.43)	7.03

Emerging market equities (MSCI Emerging Markets Index)	(4.59)	(7.23)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.87)	(4.43)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(3.17)	(2.97)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.56)	(1.22)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(1.55)	2.05

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2022	iShares® MSCI Global Multifactor ETF

Investment Objective

The iShares MSCI Global Multifactor ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization developed and emerging market stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI ACWI Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(2.13)%	11.33%	10.66%	7.84%	11.33%	65.94%	66.67%
Fund Market	(2.07)	11.34	10.07	7.90	11.34	61.58	67.26
Index	(2.34)	11.43	10.75	8.04	11.43	66.60	68.63

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 978.70	$ 1.75		$ 1,000.00	$ 1,023.40	$ 1.79		0.35%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	28.5%
Consumer Discretionary	12.7
Industrials	12.6
Health Care	11.9
Financials	10.3
Materials	8.3
Consumer Staples	5.9
Communication Services	4.2
Utilities	1.9
Energy	1.9
Real Estate	1.8

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
United States	56.8%
China	7.6
Japan	6.1
India	4.4
Canada	3.2
Australia	3.2
Netherlands	3.0
France	2.4
Taiwan	2.0
South Korea	1.3

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Fund Summary as of January 31, 2022	iShares® MSCI Intl Multifactor ETF

Investment Objective

The iShares MSCI Intl Multifactor ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market large- and mid-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the MSCI World ex USA Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(4.67)%	8.41%	6.66%	4.65%	8.41%	38.05%	35.97%
Fund Market	(4.73)	8.76	6.60	4.65	8.76	37.67	36.03
Index	(5.21)	7.67	6.62	4.64	7.67	37.79	35.89

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 953.30	$ 1.48		$ 1,000.00	$ 1,023.70	$ 1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Industrials	21.4%
Financials	15.0
Information Technology	14.4
Consumer Discretionary	10.2
Materials	9.1
Health Care	6.7
Consumer Staples	6.7
Communication Services	6.6
Real Estate	4.5
Energy	2.8
Utilities	2.6

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)
Japan	24.2%
Canada	14.1
Netherlands	10.2
Australia	9.2
France	8.8
Hong Kong	5.4
Germany	5.1
Sweden	4.4
United Kingdom	4.1
Switzerland	3.9

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2022	iShares® MSCI Intl Small-Cap Multifactor ETF

Investment Objective

The iShares MSCI Intl Small-Cap Multifactor ETF (the “Fund”) seeks to track the investment results of an index composed of global developed market small-capitalization stocks, excluding the U.S., that have favorable exposure to target style factors subject to constraints, as represented by the MSCI World ex USA Small Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(5.17)%	7.65%	9.35%	7.69%	7.65%	56.35%	65.02%
Fund Market	(5.71)	7.54	9.39	7.67	7.54	56.67	64.88
Index	(5.63)	7.07	9.47	7.85	7.07	57.23	66.62

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 948.30	$ 1.96		$ 1,000.00	$ 1,023.20	$ 2.04		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Industrials	23.1%
Consumer Discretionary	13.2
Information Technology	10.5
Financials	10.0
Materials	9.9
Health Care	9.3
Energy	7.9
Real Estate	7.2
Communication Services	3.7
Consumer Staples	3.4
Utilities	1.8

(a)	Excludes money market funds.

TEN LARGEST GEOGRAPHIC ALLOCATION

Country/Geographic Region	Percent of Total Investments	(a)

Japan	23.8%
Canada	15.3
United Kingdom	11.6
Australia	9.2
Switzerland	7.5
Netherlands	6.1
France	4.3
Germany	3.5
Sweden	3.3
Hong Kong	3.1

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Fund Summary as of January 31, 2022	iShares® MSCI USA Mid-Cap Multifactor ETF

Investment Objective

The iShares MSCI USA Mid-Cap Multifactor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. mid-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Mid Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	3.05%	21.60%	18.01%	21.60%	55.43%
Fund Market	2.92	21.21	17.97	21.21	55.27
Index	2.87	21.38	18.14	21.38	55.68

The inception date of the Fund was 6/4/19. The first day of secondary market trading was 6/6/19.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$ 1,030.50	$ 1.28		$ 1,000.00	$ 1,023.90	$ 1.28		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)

Information Technology	23.1%
Consumer Discretionary	14.8
Health Care	14.1
Industrials	11.8
Materials	10.1
Financials	8.6
Energy	6.8
Communication Services	4.7
Real Estate	2.6
Consumer Staples	1.7
Utilities	1.7

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)

Pioneer Natural Resources Co.	2.2%
Devon Energy Corp.	1.8
Cerner Corp.	1.8
CBRE Group Inc., Class A	1.7
Cadence Design Systems Inc.	1.6
Hewlett Packard Enterprise Co.	1.5
Hartford Financial Services Group Inc. (The)	1.5
Seagate Technology Holdings PLC	1.5
Nucor Corp.	1.5
Diamondback Energy Inc.	1.5

F U N D S U M M A R Y	7

Fund Summary as of January 31, 2022	iShares® MSCI USA Multifactor ETF

Investment Objective

The iShares MSCI USA Multifactor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. large-and mid-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	1.06%	17.26%	12.08%	10.52%	17.26%	76.85%	96.76%
Fund Market	1.09	17.28	12.08	10.53	17.28	76.83	96.80
Index	1.15	17.51	12.30	10.78	17.51	78.61	99.65

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$1,010.60	$1.01		$1,000.00	$1,024.20	$1.02		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	30.7%
Consumer Discretionary	13.8
Health Care	13.1
Industrials	8.4
Real Estate	6.1
Financials	5.6
Communication Services	5.4
Materials	4.4
Utilities	4.3
Consumer Staples	4.2
Energy	4.0

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Apple Inc.	4.7%
Microsoft Corp.	3.5
Cisco Systems Inc.	2.7
Intel Corp.	2.5
Micron Technology Inc.	2.2
Anthem Inc.	2.2
Oracle Corp.	2.1
Gilead Sciences Inc.	2.1
Target Corp.	2.1
Alphabet Inc., Class C	2.0

(a)	Excludes money market funds.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of January 31, 2022	iShares® MSCI USA Small-Cap Multifactor ETF

Investment Objective

The iShares MSCI USA Small-Cap Multifactor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. small-capitalization stocks that have favorable exposure to target style factors subject to constraints, as represented by the MSCI USA Small Cap Diversified Multiple-Factor Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(1.59)%	14.07%	9.94%	10.09%	14.07%	60.59%	91.61%
Fund Market	(1.76)	13.93	9.85	10.06	13.93	59.92	91.25
Index	(1.42)	14.47	10.30	10.48	14.47	63.27	96.08

The inception date of the Fund was 4/28/15. The first day of secondary market trading was 4/30/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 10 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)	Annualized Expense Ratio

$ 1,000.00	$984.10	$1.50		$1,000.00	$1,023.70	$1.53		0.30%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 10 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Health Care	17.5%
Information Technology	16.3
Consumer Discretionary	15.4
Financials	13.5
Industrials	11.4
Energy	10.0
Materials	5.7
Real Estate	4.7
Communication Services	3.0
Consumer Staples	2.5
Utilities	0.0

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Marathon Oil Corp.	1.6%
Jones Lang LaSalle Inc.	1.3
Alcoa Corp.	1.1
Williams-Sonoma Inc.	1.1
Ciena Corp.	1.1
Ovintiv Inc.	1.1
Reliance Steel & Aluminum Co.	1.0
United Therapeutics Corp.	1.0
Concentrix Corp.	0.9
Jabil Inc.	0.9

F U N D S U M M A R Y	9

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 3.1%
BlueScope Steel Ltd.	12,558	$164,596
Endeavour Group Ltd./Australia	34,086	152,249
Evolution Mining Ltd.	45,396	114,054
Fortescue Metals Group Ltd.	35,490	498,354
GPT Group (The)	53,742	190,443
James Hardie Industries PLC	9,204	309,763
Medibank Pvt Ltd.	74,468	163,180
Rio Tinto Ltd.	7,956	632,547
Rio Tinto PLC	23,712	1,671,348
Sonic Healthcare Ltd.	8,892	239,464
South32 Ltd.	98,514	271,041
Treasury Wine Estates Ltd.	17,862	134,255

		4,541,294

Belgium — 0.1%
Sofina SA	390	155,278

Brazil — 0.1%
Telefonica Brasil SA	11,651	109,004
TIM SA	26,910	67,248

		176,252

Canada — 3.2%
Canadian Apartment Properties REIT	2,418	106,353
Canadian Tire Corp. Ltd., Class A, NVS	702	101,356
CCL Industries Inc., Class B, NVS	3,276	171,280
CGI Inc.(a)	4,758	406,235
Constellation Software Inc.	426	733,716
Empire Co. Ltd., Class A, NVS	4,602	141,990
George Weston Ltd.	1,487	162,159
iA Financial Corp. Inc.	2,652	172,558
IGM Financial Inc.	3,744	131,540
Kinross Gold Corp.	27,300	147,544
Loblaw Companies Ltd.	3,276	252,745
Magna International Inc.	6,084	490,157
Nuvei Corp.(a)(b)	1,716	104,581
TFI International Inc.	1,950	187,690
Thomson Reuters Corp.	3,744	401,924
Toromont Industries Ltd.	2,028	171,171
Tourmaline Oil Corp.	6,318	225,254
West Fraser Timber Co. Ltd.	1,950	180,496
WSP Global Inc.	2,574	343,227

		4,631,976

Chile — 0.1%
Cencosud SA	48,594	89,508

China — 7.6%
360 DigiTech Inc.	2,496	49,396
3SBio Inc.(a)(b)	39,000	30,880
Aluminum Corp. of China Ltd., Class H(a)	156,000	82,098
Anhui Conch Cement Co. Ltd., Class H	39,000	206,292
Apeloa Pharmaceutical Co. Ltd., Class A	13,650	60,697
AviChina Industry & Technology Co. Ltd., Class H	78,000	44,019
Bank of China Ltd., Class H	1,638,000	638,480
Bank of Communications Co. Ltd., Class H	312,000	209,271
Baoshan Iron & Steel Co. Ltd., Class A	46,800	52,142
Beijing Enterprises Water Group Ltd.	468,000	182,539
BOC Aviation Ltd.(b)	7,800	65,576
Bosideng International Holdings Ltd.	156,000	76,040
CGN Power Co. Ltd., Class H(b)	390,000	107,757

Security	Shares	Value

China (continued)
China Coal Energy Co. Ltd., Class H	78,000	$43,654
China Communications Services Corp. Ltd., Class H	156,000	83,039
China Conch Venture Holdings Ltd.	39,000	185,393
China Construction Bank Corp., Class H	2,106,000	1,616,036
China Everbright Environment Group Ltd.	156,000	115,884
China Lesso Group Holdings Ltd.	78,000	135,603
China Longyuan Power Group Corp. Ltd., Class H	78,000	159,142
China Medical System Holdings Ltd.	78,000	130,613
China National Building Material Co. Ltd., Class H	74,000	96,115
China Overseas Land & Investment Ltd.	78,000	230,215
China Petroleum & Chemical Corp., Class H	624,000	326,720
China Power International Development Ltd.	78,000	38,603
China Railway Group Ltd., Class A	70,200	68,892
China Railway Group Ltd., Class H	156,000	96,296
China Renewable Energy Investment Ltd.(a)(c)	659	—
China Resources Gas Group Ltd.	22,000	110,042
China Shenhua Energy Co. Ltd., Class A	15,600	55,619
China Shenhua Energy Co. Ltd., Class H	78,000	191,853
China Taiping Insurance Holdings Co. Ltd.	78,000	110,351
China Tower Corp. Ltd., Class H(b)	1,404,000	169,601
CITIC Ltd.	156,000	175,204
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	99,000	180,104
COSCO SHIPPING Ports Ltd.	156,000	124,270
CRRC Corp. Ltd., Class H	152,000	69,611
CSPC Pharmaceutical Group Ltd.	156,000	189,601
ENN Energy Holdings Ltd.	15,600	248,356
GF Securities Co. Ltd., Class H	46,800	81,120
Guanghui Energy Co. Ltd., Class A(a)	31,200	28,742
Hengan International Group Co. Ltd.	39,000	190,644
Hopson Development Holdings Ltd.	23,970	49,945
Huadian Power International Corp. Ltd., Class A	54,600	35,967
Industrial & Commercial Bank of China Ltd., Class H	1,170,000	708,839
Kingboard Holdings Ltd.	21,000	101,382
Kingboard Laminates Holdings Ltd.	39,000	66,887
Lenovo Group Ltd.	156,000	169,058
Li Ning Co. Ltd.	40,000	390,320
Nine Dragons Paper Holdings Ltd.	78,000	77,912
PetroChina Co. Ltd., Class H	312,000	154,718
PICC Property & Casualty Co. Ltd., Class H	156,000	145,353
Postal Savings Bank of China Co. Ltd., Class H(b)	234,000	194,957
Powerlong Real Estate Holdings Ltd.	78,000	43,538
Shaanxi Coal Industry Co. Ltd., Class A	39,000	77,459
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	7,800	37,578
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	93,600	115,352
Shanghai Baosight Software Co. Ltd., Class B	23,400	108,354
Shanghai Medicilon Inc., Class A	304	16,983
Sinopharm Group Co. Ltd., Class H	31,200	69,788
Sinotrans Ltd., Class A	54,600	35,164
Tibet Summit Resources Co. Ltd., Class-A	7,800	35,537
Topsports International Holdings Ltd.(b)	78,000	70,478
Uni-President China Holdings Ltd.	78,000	73,720
Vipshop Holdings Ltd., ADR(a)	12,090	112,558
Want Want China Holdings Ltd.	156,000	153,054
Wharf Holdings Ltd. (The)	33,000	112,780
Yankuang Energy Group Co. Ltd., Class A	23,400	85,620
Yum China Holdings Inc.	10,140	488,444
Zhuzhou Kibing Group Co. Ltd., Class A	23,400	58,883
Zibo Qixiang Tengda Chemical Co. Ltd., Class-A	23,400	34,262

		10,881,400

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Denmark — 0.8%
AP Moller - Maersk A/S, Class A	78	$261,320
AP Moller - Maersk A/S, Class B, NVS	156	560,374
Pandora A/S	1,931	209,977
Rockwool International A/S, Class B	203	77,751

		1,109,422

Finland — 0.1%
Orion OYJ, Class B	2,808	114,181

France — 2.4%
ArcelorMittal SA	13,884	412,411
Arkema SA	1,482	219,141
BioMerieux	1,014	118,905
Bouygues SA	5,538	195,309
Carrefour SA	11,466	218,216
Cie. de Saint-Gobain	10,452	707,260
Cie. Generale des Etablissements Michelin SCA	3,744	626,460
Ipsen SA	1,248	121,431
La Francaise des Jeux SAEM(b)	2,730	113,032
Orange SA	37,518	440,741
SEB SA	624	94,704
Vivendi SE	17,004	222,844

		3,490,454

Germany — 0.5%
Brenntag SE	3,510	300,724
Covestro AG(b)	3,344	200,616
GEA Group AG	3,744	176,886

		678,226

Greece — 0.1%
FF Group(a)(c)	165	2
Hellenic Telecommunications Organization SA	5,624	109,316
Public Power Corp. SA(a)	4,484	43,648

		152,966

Hong Kong — 1.2%
Chow Tai Fook Jewellery Group Ltd.	62,400	109,635
CK Asset Holdings Ltd.	51,500	343,783
CK Hutchison Holdings Ltd.	53,000	376,688
Henderson Land Development Co. Ltd.	15,000	65,598
Power Assets Holdings Ltd.	39,000	239,640
Sino Land Co. Ltd.	156,000	202,128
Swire Properties Ltd.	46,800	124,756
WH Group Ltd.(b)	195,000	130,457
Yuexiu Property Co. Ltd.	87,800	89,213

		1,681,898

Hungary — 0.1%
Richter Gedeon Nyrt	4,212	111,015

India — 4.4%
ACC Ltd.	1,794	55,320
Adani Enterprises Ltd.	5,850	135,579
Adani Total Gas Ltd.	6,183	150,903
Ambuja Cements Ltd.	17,238	84,862
Apollo Hospitals Enterprise Ltd.	2,340	140,599
Balkrishna Industries Ltd.	3,276	103,275
Bharat Electronics Ltd.	36,036	102,014
Cipla Ltd.	11,076	140,608
Colgate-Palmolive India Ltd.	3,042	58,242
Container Corp. of India Ltd.	13,260	115,697
Dr. Reddy’s Laboratories Ltd.	2,574	148,803
Havells India Ltd.	6,474	103,482

Security	Shares	Value

India (continued)
HCL Technologies Ltd.	22,308	$331,068
HDFC Asset Management Co. Ltd.(b)	1,817	54,018
Hindalco Industries Ltd.	34,788	230,618
Indus Towers Ltd.	21,138	71,975
Infosys Ltd.	70,044	1,647,974
Jubilant Foodworks Ltd.	2,262	103,204
Larsen & Toubro Infotech Ltd.(b)	1,248	105,623
Lupin Ltd.	6,708	81,979
Marico Ltd.	18,330	118,936
Mindtree Ltd.	1,950	105,621
Mphasis Ltd.	2,262	94,992
NTPC Ltd.	108,030	207,169
Oil & Natural Gas Corp. Ltd.	51,792	121,105
Page Industries Ltd.	78	44,553
Petronet LNG Ltd.	25,194	72,427
Power Grid Corp. of India Ltd.	64,740	187,636
Siemens Ltd.	1,950	61,130
SRF Ltd.	3,120	100,918
Sun Pharmaceutical Industries Ltd.	16,770	188,403
Tata Power Co. Ltd. (The)	34,008	113,210
Tata Steel Ltd.	13,962	205,877
Tech Mahindra Ltd.	13,338	266,249
United Spirits Ltd.(a)	6,630	77,438
Vedanta Ltd.	27,300	119,085
Wipro Ltd.	28,782	222,222

		6,272,814

Indonesia — 0.1%
Adaro Energy Tbk PT	468,000	73,280
United Tractors Tbk PT	54,600	88,280

		161,560

Ireland — 0.9%
Horizon Therapeutics PLC(a)	4,602	429,505
Seagate Technology Holdings PLC	4,290	459,673
STERIS PLC	1,872	420,077

		1,309,255

Italy — 0.1%
DiaSorin SpA	702	108,221
Telecom Italia SpA	225,576	106,310

		214,531

Japan — 6.1%
AGC Inc.	5,400	247,835
Azbil Corp.	2,400	94,266
Bridgestone Corp.	15,600	683,143
Brother Industries Ltd.	7,800	143,645
Canon Inc.	23,400	553,427
Chubu Electric Power Co. Inc.	15,600	156,248
Dai Nippon Printing Co. Ltd.	7,800	187,240
Daito Trust Construction Co. Ltd.	1,200	137,600
FUJIFILM Holdings Corp.	7,800	522,881
Fujitsu Ltd.	3,900	515,573
Hino Motors Ltd.	7,800	67,801
Iida Group Holdings Co. Ltd.	7,800	162,276
Isuzu Motors Ltd.	15,600	191,100
Kajima Corp.	7,800	94,205
Kyowa Kirin Co. Ltd.	7,800	194,413
Marubeni Corp.	31,200	321,046
Mazda Motor Corp.(a)	23,400	180,268
MEIJI Holdings Co. Ltd.	2,000	124,763
Misumi Group Inc.	7,800	253,047

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Japan (continued)
Mitsui Chemicals Inc.	7,800	$208,608
NEC Corp.	5,900	230,178
NGK Insulators Ltd.	7,800	131,802
Nippon Telegraph & Telephone Corp.	23,400	669,655
Nippon Yusen KK	3,700	290,055
Oji Holdings Corp.	23,400	124,560
Otsuka Holdings Co. Ltd.	8,900	303,644
Ricoh Co. Ltd.	7,800	65,866
SCSK Corp.	7,800	131,987
Seiko Epson Corp.	7,800	121,497
Sekisui Chemical Co. Ltd.	7,800	136,375
Sekisui House Ltd.	15,600	316,059
Shimizu Corp.	15,600	103,872
Shizuoka Bank Ltd. (The)	15,600	122,577
Sumitomo Dainippon Pharma Co. Ltd.	7,800	84,897
Sumitomo Electric Industries Ltd.	15,600	206,833
Tokyo Electric Power Co. Holdings Inc.(a)	39,000	103,906
Tokyo Gas Co. Ltd.	7,800	157,496
Toppan Inc.	7,800	148,372
Tosoh Corp.	7,800	122,043
Yamaha Motor Co. Ltd.	7,800	185,745

		8,796,804

Kuwait — 0.1%
Mobile Telecommunications Co. KSCP	69,264	136,883

Malaysia — 0.1%
Inari Amertron Bhd	93,600	74,788
Telekom Malaysia Bhd	46,800	56,578

		131,366

Netherlands — 3.0%
Aegon NV	40,092	226,179
ASM International NV	1,092	375,190
IMCD NV	1,170	201,263
Koninklijke Ahold Delhaize NV	22,386	725,857
Koninklijke KPN NV	67,649	223,141
Koninklijke Philips NV	13,104	435,882
NN Group NV	4,446	248,808
NXP Semiconductors NV	5,226	1,073,629
Randstad NV	2,808	182,671
Wolters Kluwer NV	5,616	571,588

		4,264,208

Norway — 0.3%
Norsk Hydro ASA	27,567	211,861
Yara International ASA	4,056	208,267

		420,128

Philippines — 0.1%
Globe Telecom Inc.	780	47,577
PLDT Inc.	2,340	84,190

		131,767

Poland — 0.2%
PGE Polska Grupa Energetyczna SA(a)	28,002	52,751
Polski Koncern Naftowy ORLEN SA	8,424	147,230
Polskie Gornictwo Naftowe i Gazownictwo SA	47,214	61,657

		261,638

Qatar — 0.2%
Barwa Real Estate Co.	45,527	41,827
Industries Qatar QSC	26,442	121,628
Ooredoo QPSC	34,886	69,317

Security	Shares	Value
Qatar (continued)
Qatar Electricity & Water Co. QSC	18,720	$91,414

		324,186

Russia — 0.2%
Alrosa PJSC	64,740	95,239
PhosAgro PJSC, GDR(d)	3,354	67,282
United Co. RUSAL International PJSC(a)	76,440	72,025

		234,546

Saudi Arabia — 0.9%
Abdullah Al Othaim Markets Co.	2,574	72,721
Advanced Petrochemical Co.	4,524	90,764
Bupa Arabia for Cooperative Insurance Co.	2,184	86,727
Etihad Etisalat Co.	13,260	115,393
Jarir Marketing Co.	1,716	92,342
Mouwasat Medical Services Co.	1,404	74,222
SABIC Agri-Nutrients Co.	4,680	212,180
Saudi Industrial Investment Group	5,772	52,783
Saudi Telecom Co.	12,558	395,088
Yanbu National Petrochemical Co.	5,928	107,791

		1,300,011

Singapore — 0.3%
Singapore Exchange Ltd.	15,800	109,364
Venture Corp. Ltd.	15,600	204,387
Wilmar International Ltd.	46,800	148,879

		462,630

South Africa — 0.2%
Aspen Pharmacare Holdings Ltd.	8,846	119,090
Mr. Price Group Ltd.	8,580	113,795
Tiger Brands Ltd.	4,819	57,461

		290,346

South Korea — 1.3%
Coway Co. Ltd.	1,482	85,381
DB Insurance Co. Ltd.	1,404	70,326
E-MART Inc.(a)	702	78,134
F&F Co. Ltd./New(a)	78	53,818
Kia Corp.	5,928	413,334
KT&G Corp.(a)	2,808	181,385
LG Corp.	1,950	120,591
LG Innotek Co. Ltd.	390	117,253
POSCO	1,560	348,962
Samsung Electro-Mechanics Co. Ltd.	1,404	213,602
SD Biosensor Inc.(a)	1,092	54,804
SK Telecom Co. Ltd.	2,535	120,653

		1,858,243

Sweden — 0.3%
Getinge AB, Class B	4,602	179,918
Husqvarna AB, Class B	9,828	136,648
Kinnevik AB, Class B(a)	5,538	165,523

		482,089

Switzerland — 1.0%
Bachem Holding AG, Class B, Registered	156	93,056
Kuehne + Nagel International AG, Registered	1,248	352,419
Logitech International SA, Registered	3,432	288,389
Swatch Group AG (The), Bearer	780	227,543
Swisscom AG, Registered	447	255,494
VAT Group AG(b)	624	254,472

		1,471,373

Taiwan — 2.0%
Acer Inc.	156,000	161,784

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
Asustek Computer Inc.	15,000	$196,102
AU Optronics Corp.	156,000	115,975
Cheng Shin Rubber Industry Co. Ltd.	78,000	98,057
Compal Electronics Inc.	78,000	71,330
Foxconn Technology Co. Ltd.	78,000	171,823
Innolux Corp.	234,000	146,978
Inventec Corp.	156,000	143,092
Lite-On Technology Corp.	78,000	180,149
Novatek Microelectronics Corp.	13,000	228,621
Pegatron Corp.	42,000	105,575
Pou Chen Corp.	156,000	181,366
Quanta Computer Inc.	78,000	264,006
United Microelectronics Corp.	234,000	488,896
Wistron Corp.	156,000	177,320
WPG Holdings Ltd.	78,000	153,773

		2,884,847

Thailand — 0.1%
PTT Exploration & Production PCL, NVDR	31,200	122,454
Ratch Group PCL, NVDR	31,200	41,831
Thai Union Group PCL, NVDR	78,000	49,056

		213,341

United Arab Emirates — 0.2%
Abu Dhabi National Oil Co. for Distribution PJSC	59,124	66,479
Aldar Properties PJSC	100,351	113,254
Emaar Properties PJSC	71,994	95,931

		275,664

United Kingdom — 1.2%
BT Group PLC	198,588	525,994
Evraz PLC	13,104	89,024
Hikma Pharmaceuticals PLC	4,758	133,667
Imperial Brands PLC	17,940	425,355
J Sainsbury PLC	41,496	163,060
Kingfisher PLC	42,588	190,980
Pearson PLC	12,246	102,247
Schroders PLC	3,744	171,665

		1,801,992

United States — 56.7%
A O Smith Corp.	2,808	214,587
ABIOMED Inc.(a)	1,014	300,012
Advance Auto Parts Inc.	1,482	343,098
Agilent Technologies Inc.	6,552	912,825
Akamai Technologies Inc.(a)	3,363	385,232
Allstate Corp. (The)	6,240	752,981
Ally Financial Inc.	8,112	387,105
Amazon.com Inc.(a)	156	466,669
AMERCO	234	142,494
American Financial Group Inc./OH	1,326	172,751
Anthem Inc.	5,226	2,304,614
Apple Inc.	16,224	2,835,631
Archer-Daniels-Midland Co.	11,934	895,050
Arrow Electronics Inc.(a)	1,560	193,440
Bath & Body Works Inc.	5,928	332,383
Bentley Systems Inc., Class B(e)	4,212	169,196
Best Buy Co. Inc.	4,914	487,862
Biogen Inc.(a)	3,120	705,120
Bio-Rad Laboratories Inc., Class A(a)	468	280,674
Bio-Techne Corp.	780	293,600
BorgWarner Inc.	5,148	225,740
Brown & Brown Inc.	4,805	318,475

Security	Shares	Value

United States (continued)
Bunge Ltd.	2,808	$277,599
Cadence Design Systems Inc.(a)	6,006	913,753
Camden Property Trust	1,560	249,740
Capital One Financial Corp.	9,594	1,407,728
Celanese Corp.	2,418	376,507
Cerner Corp.	6,162	561,974
CF Industries Holdings Inc.	4,524	311,568
CH Robinson Worldwide Inc.	2,730	285,694
Cincinnati Financial Corp.	3,432	404,393
Cisco Systems Inc.	64,506	3,591,049
Citrix Systems Inc.	2,502	255,054
Cognex Corp.	3,978	264,378
Cognizant Technology Solutions Corp., Class A	11,232	959,437
Cooper Companies Inc. (The)	1,014	403,876
Corteva Inc.	15,912	765,049
DaVita Inc.(a)	1,482	160,604
DENTSPLY SIRONA Inc.	4,290	229,172
Devon Energy Corp.	14,040	710,003
Discovery Inc., Class C, NVS(a)(e)	10,842	296,529
Dover Corp.	2,730	463,854
DR Horton Inc.	7,332	654,161
eBay Inc.	13,728	824,641
Electronic Arts Inc.	5,850	776,061
EPAM Systems Inc.(a)	1,248	594,223
Erie Indemnity Co., Class A, NVS	546	100,519
Everest Re Group Ltd.	780	221,052
Expeditors International of Washington Inc.	3,900	446,472
F5 Inc.(a)(e)	1,377	285,893
FactSet Research Systems Inc.	780	329,074
Fastenal Co.	12,012	680,840
Fidelity National Financial Inc.	6,006	302,402
Fortinet Inc.(a)	3,042	904,204
Fortune Brands Home & Security Inc.	3,042	286,465
Fox Corp., Class A, NVS	6,864	278,747
Fox Corp., Class B	3,198	118,902
Franklin Resources Inc.	6,552	209,467
Garmin Ltd.	3,198	397,895
Generac Holdings Inc.(a)	1,404	396,461
General Motors Co.(a)	28,002	1,476,545
Genuine Parts Co.	2,964	394,894
Globe Life Inc.	2,496	255,341
Hartford Financial Services Group Inc. (The)	7,410	532,557
HCA Healthcare Inc.	5,460	1,310,673
Henry Schein Inc.(a)	3,276	246,683
Hewlett Packard Enterprise Co.	26,208	427,977
Hologic Inc.(a)	5,460	383,510
HP Inc.	25,584	939,700
Huntington Ingalls Industries Inc.	469	87,797
IDEX Corp.	1,560	336,086
Intel Corp.	68,406	3,339,581
International Paper Co.	8,034	387,640
Invesco Ltd.	8,814	199,725
IPG Photonics Corp.(a)	195	30,122
Jack Henry & Associates Inc.	1,404	235,605
Jazz Pharmaceuticals PLC(a)	936	130,020
JB Hunt Transport Services Inc.	1,950	375,453
JM Smucker Co. (The)	2,184	307,027
Johnson Controls International PLC	14,742	1,071,301
Juniper Networks Inc.	8,034	279,744
Keysight Technologies Inc.(a)	3,900	658,398

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Global Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Knight-Swift Transportation Holdings Inc.	3,744	$211,836
Kroger Co. (The)	14,820	646,004
Laboratory Corp. of America Holdings(a)	2,028	550,318
Lear Corp.	1,248	208,815
Lennox International Inc.	629	178,397
Liberty Global PLC, Class C, NVS(a)	10,452	282,622
LKQ Corp.	6,786	372,484
MarketAxess Holdings Inc.	858	295,564
Masimo Corp.(a)	1,092	240,098
Mettler-Toledo International Inc.(a)	468	689,214
Micron Technology Inc.	24,024	1,976,454
Microsoft Corp.	6,318	1,964,772
Mid-America Apartment Communities Inc.	780	161,210
Mohawk Industries Inc.(a)	1,326	209,336
Molina Healthcare Inc.(a)	1,275	370,362
Molson Coors Beverage Co., Class B	4,524	215,614
Monolithic Power Systems Inc.	1,014	408,571
Monster Beverage Corp.(a)	8,502	737,293
Mosaic Co. (The)	7,878	314,726
NetApp Inc.	4,758	411,615
Newell Brands Inc.	8,814	204,573
News Corp., Class A, NVS	6,240	138,778
Nordson Corp.	1,170	272,072
NRG Energy Inc.	5,304	211,789
Nucor Corp.	6,318	640,645
NVR Inc.(a)	71	378,233
Old Dominion Freight Line Inc.	2,340	706,516
ON Semiconductor Corp.(a)	9,282	547,638
Owens Corning	2,418	214,477
Packaging Corp. of America	2,106	317,227
Paychex Inc.	5,304	624,599
Pentair PLC	3,666	233,524
Pool Corp.	936	445,770
Public Storage	668	239,498
PulteGroup Inc.	5,772	304,127
Qorvo Inc.(a)	2,496	342,651
Quest Diagnostics Inc.	2,574	347,541
Raymond James Financial Inc.	4,029	426,550
Regions Financial Corp.	20,124	461,645
ResMed Inc.	3,120	713,232
Robert Half International Inc.	2,574	291,531
Rollins Inc.	5,408	166,837
SEI Investments Co.	3,666	214,864
Skyworks Solutions Inc.	3,432	502,857
Snap-on Inc.	1,170	243,652
State Street Corp.	8,034	759,213
Steel Dynamics Inc.	4,134	229,520
Sylvamo Corp.(a)	696	20,734
Synchrony Financial	11,700	498,303
Synopsys Inc.(a)	3,276	1,017,198
T Rowe Price Group Inc.	4,992	770,915
Target Corp.	10,374	2,286,741
TE Connectivity Ltd.	6,942	992,775
Teradyne Inc.(e)	3,510	412,179
Texas Instruments Inc.	7,176	1,288,020
Textron Inc.	5,304	360,990
Tractor Supply Co.	2,496	544,902
Tradeweb Markets Inc., Class A	2,340	198,362

Security	Shares	Value

United States (continued)
Tyson Foods Inc., Class A	6,318	$574,243
UGI Corp.	3,510	159,178
Ulta Beauty Inc.(a)	1,092	397,204
United Rentals Inc.(a)	1,482	474,418
Universal Health Services Inc., Class B	1,716	223,183
Walgreens Boots Alliance Inc.	15,444	768,493
Waters Corp.(a)	1,326	424,479
West Pharmaceutical Services Inc.	1,560	613,423
Western Digital Corp.(a)	6,006	310,750
Western Union Co. (The)	4,000	75,640
Whirlpool Corp.	1,404	295,107
WW Grainger Inc.	936	463,423
Zebra Technologies Corp., Class A(a)	1,170	595,670

		81,612,552

Total Common Stocks — 99.4% (Cost: $126,835,619)		143,126,644

Preferred Stocks

Germany — 0.3%
Fuchs Petrolub SE, Preference Shares, NVS	2,047	88,462
Porsche Automobil Holding SE, Preference Shares, NVS	3,588	336,012

		424,474

Russia — 0.1%
Surgutneftegas PJSC, Preference Shares, NVS	157,100	75,823

Total Preferred Stocks — 0.4% (Cost: $492,985)		500,297

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(f)(g)(h)	868,776	869,037
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(f)(g)	50,000	50,000

		919,037

Total Short-Term Investments — 0.6% (Cost: $918,965)		919,037

Total Investments in Securities — 100.4% (Cost: $128,247,569)		144,545,978

Other Assets, Less Liabilities — (0.4)%		(577,753)

Net Assets — 100.0%		$143,968,225

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	All or a portion of this security is on loan.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Global Multifactor ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$742,096	$127,061	(a)	$—		$(113)	$(7)	$869,037	868,776	$9,721	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	80,000	—		(30,000)	(a)	—	—	50,000	50,000	6		—

						$(113)	$(7)	$919,037		$9,727		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	1	03/18/22	$112	$1,666
MSCI Emerging Markets Index	2	03/18/22	122	4,583

				$6,249

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$6,249

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$10,413

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$9,274

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$313,595

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Global Multifactor ETF

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$90,748,576	$52,378,066	$2	$143,126,644
Preferred Stocks	—	500,297	—	500,297
Money Market Funds	919,037	—	—	919,037

	$91,667,613	$52,878,363	$2	$144,545,978

Derivative financial instruments(a)
Assets
Futures Contracts	$6,249	$—	$—	$6,249

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI Intl Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.2%
Aurizon Holdings Ltd.	894,220	$2,237,209
BlueScope Steel Ltd.	244,751	3,207,913
Brambles Ltd.	700,420	4,811,918
Dexus	522,513	3,803,849
Endeavour Group Ltd./Australia	651,595	2,910,423
Evolution Mining Ltd.	815,913	2,049,925
Fortescue Metals Group Ltd.	822,674	11,552,072
GPT Group (The)	930,594	3,297,703
Medibank Pvt Ltd.	1,357,553	2,974,767
Rio Tinto Ltd.	180,338	14,337,893
Rio Tinto PLC.	262,096	18,473,920
Sonic Healthcare Ltd.	220,712	5,943,841
South32 Ltd.	1,243,155	3,420,288
Treasury Wine Estates Ltd.	353,856	2,659,664

		81,681,385

Belgium — 1.9%
Etablissements Franz Colruyt NV	26,309	1,068,664
Groupe Bruxelles Lambert SA	46,389	4,977,674
Proximus SADP	73,437	1,499,626
Sofina SA	7,599	3,025,526
UCB SA	61,419	6,111,511

		16,683,001

Canada — 14.0%
Canadian Apartment Properties REIT	41,094	1,807,470
Canadian Tire Corp. Ltd., Class A, NVS	27,877	4,024,911
CGI Inc.(a)	106,389	9,083,427
Constellation Software Inc.	9,780	16,844,466
Empire Co. Ltd., Class A, NVS	82,174	2,535,393
Fairfax Financial Holdings Ltd.	12,594	6,081,263
Hydro One Ltd.(b)	159,839	4,129,420
iA Financial Corp. Inc.	52,207	3,396,956
IGM Financial Inc.	40,617	1,427,019
Kinross Gold Corp.	613,052	3,313,273
Loblaw Companies Ltd.	82,123	6,335,840
Magna International Inc.	138,757	11,178,936
Manulife Financial Corp	569,293	11,854,766
Nuvei Corp.(a)(b)	27,627	1,683,722
Open Text Corp.	132,019	6,318,716
RioCan REIT	75,076	1,307,031
TFI International Inc.	40,670	3,914,545
Thomson Reuters Corp.	84,310	9,050,814
Toromont Industries Ltd.	40,154	3,389,154
Tourmaline Oil Corp.	150,520	5,366,453
West Fraser Timber Co. Ltd.	46,405	4,295,333
WSP Global Inc.	57,070	7,609,932

		124,948,840

Denmark — 2.8%
AP Moller - Maersk A/S, Class A	1,526	5,112,487
AP Moller - Maersk A/S, Class B, NVS	2,813	10,104,699
Coloplast A/S, Class B	14,674	2,133,926
Novo Nordisk A/S, Class B	8,267	822,304
Pandora A/S	48,991	5,327,268
Rockwool International A/S, Class B	4,067	1,557,702

		25,058,386

Finland — 0.2%
Orion OYJ, Class B	51,557	2,096,447

Security	Shares	Value

France — 8.8%
ArcelorMittal SA	326,133	$9,687,464
BioMerieux	20,380	2,389,817
Bouygues SA	111,095	3,917,993
Carrefour SA	306,308	5,829,528
Cie. de Saint-Gobain	245,783	16,631,513
Cie. Generale des Etablissements Michelin SCA	31,447	5,261,832
Ipsen SA	18,323	1,782,842
La Francaise des Jeux SAEM(b)	46,394	1,920,879
Orange SA	969,198	11,385,608
Societe Generale SA	393,842	14,619,546
Vivendi SE	376,884	4,939,203

		78,366,225

Germany — 4.1%
Brenntag SE	75,057	6,430,603
Daimler AG, Registered	224,699	17,929,570
Daimler Truck Holding AG(a)	112,349	3,960,737
GEA Group AG	46,684	2,205,592
HelloFresh SE(a)	75,417	5,021,318
Telefonica Deutschland Holding AG	505,767	1,451,941

		36,999,761

Hong Kong — 5.4%
Chow Tai Fook Jewellery Group Ltd.	971,600	1,707,075
CK Asset Holdings Ltd.	973,500	6,498,509
CK Hutchison Holdings Ltd.	1,307,000	9,289,273
Hang Lung Properties Ltd.	984,000	2,102,518
Henderson Land Development Co. Ltd.	706,000	3,087,475
HKT Trust & HKT Ltd., Class SS	1,872,000	2,554,522
Power Assets Holdings Ltd.	674,000	4,141,465
Sino Land Co. Ltd.	1,626,000	2,106,798
SITC International Holdings Co. Ltd	658,000	2,508,019
Sun Hung Kai Properties Ltd.	633,500	7,729,021
Swire Properties Ltd.	568,400	1,515,196
WH Group Ltd.(b)	4,089,500	2,735,915
Xinyi Glass Holdings Ltd.(c)	884,000	2,343,453

		48,319,239

Italy — 0.5%
DiaSorin SpA	12,231	1,885,547
Telecom Italia SpA	4,840,619	2,281,285

		4,166,832

Japan — 24.1%
AGC Inc.	93,900	4,309,577
Aisin Corp.	71,600	2,600,009
Azbil Corp.	60,000	2,356,662
Benefit One Inc.	38,900	1,183,078
Brother Industries Ltd.	114,600	2,110,481
Canon Inc.	486,000	11,494,253
Chiba Bank Ltd. (The)	255,900	1,654,309
Chubu Electric Power Co. Inc.	313,000	3,134,977
Concordia Financial Group Ltd.	528,900	2,173,437
Cosmos Pharmaceutical Corp.	9,700	1,211,382
Dai Nippon Printing Co. Ltd.	107,900	2,590,153
Daito Trust Construction Co. Ltd.	31,800	3,646,396
ENEOS Holdings Inc.	1,408,300	5,608,731
FUJIFILM Holdings Corp.	175,000	11,731,299
Fujitsu Ltd.	95,500	12,624,939
Hino Motors Ltd.	138,200	1,201,291
Hirose Electric Co. Ltd.	15,800	2,355,112
Hitachi Ltd.	103,700	5,389,912
Iida Group Holdings Co. Ltd	71,500	1,487,530

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Inpex Corp.	497,300	$5,027,450
Isuzu Motors Ltd.	35,900	439,775
Kajima Corp.	218,300	2,636,541
Kakaku.com Inc.	65,300	1,352,465
Kurita Water Industries Ltd.	48,000	1,951,848
Kyowa Kirin Co. Ltd.	131,200	3,270,132
Marubeni Corp.	760,100	7,821,382
Medipal Holdings Corp.	89,100	1,603,359
MEIJI Holdings Co. Ltd.	59,300	3,699,228
Mitsubishi HC Capital Inc.	320,700	1,656,313
NEC Corp.	119,300	4,654,286
NGK Insulators Ltd.	125,200	2,115,595
Nippon Express Holdings Co., NVS	37,700	2,234,243
Nippon Telegraph & Telephone Corp.	625,400	17,897,530
Nippon Yusen KK	78,500	6,153,875
Obayashi Corp.	315,500	2,556,227
ORIX Corp.	593,400	12,240,135
Otsuka Holdings Co. Ltd.	189,700	6,472,054
Pola Orbis Holdings Inc.	44,000	655,792
Ricoh Co. Ltd.	325,700	2,750,345
Rinnai Corp.	17,600	1,571,768
Rohm Co. Ltd.	42,500	3,580,077
SCSK Corp.	75,100	1,270,801
Seiko Epson Corp.	137,300	2,138,653
Sekisui Chemical Co. Ltd.	185,800	3,248,525
Shimizu Corp.	268,100	1,785,125
Shizuoka Bank Ltd. (The)	220,900	1,735,715
Stanley Electric Co. Ltd.	63,200	1,477,259
Sumitomo Dainippon Pharma Co. Ltd.	86,400	940,398
Sumitomo Electric Industries Ltd.	366,400	4,857,912
T&D Holdings Inc.	261,400	3,863,048
Taisei Corp.	94,000	3,081,419
Taisho Pharmaceutical Holdings Co. Ltd.	19,000	933,131
TIS Inc.	109,200	2,872,032
Tokyo Electric Power Co. Holdings Inc.(a)	741,700	1,976,074
Tokyo Gas Co. Ltd.	182,400	3,682,973
Toppan Inc.	129,700	2,467,158
Tosoh Corp.	126,300	1,976,152
Toyo Suisan Kaisha Ltd.	43,100	1,765,926
Yamaha Motor Co. Ltd.	144,600	3,443,433

		214,719,682

Netherlands — 10.2%
Aegon NV	868,263	4,898,300
ASM International NV	22,883	7,862,149
IMCD NV	27,685	4,762,370
Koninklijke Ahold Delhaize NV	508,017	16,472,248
Koninklijke KPN NV	1,633,405	5,387,797
Koninklijke Philips NV	445,676	14,824,648
NN Group NV	131,262	7,345,701
Randstad NV	58,089	3,778,902
STMicroelectronics NV	255,915	12,033,310
Wolters Kluwer NV	129,960	13,227,145

		90,592,570

Norway — 0.6%
Norsk Hydro ASA	653,332	5,021,059

Singapore — 2.8%
Mapletree Commercial Trust	1,075,400	1,439,439
Oversea-Chinese Banking Corp. Ltd.	1,644,900	15,311,161
Singapore Exchange Ltd.(c)	382,200	2,645,500

Security	Shares	Value

Singapore (continued)
UOL Group Ltd.(c)	224,200	$1,215,830
Venture Corp. Ltd.	134,500	1,762,184
Wilmar International Ltd.	947,100	3,012,898

		25,387,012

Spain — 1.7%
Enagas SA	84,513	1,827,345
Red Electrica Corp. SA	205,097	4,134,390
Repsol SA	711,426	9,040,519

		15,002,254

Sweden — 4.3%
Electrolux AB, Class B	110,917	2,307,870
Getinge AB, Class B	111,121	4,344,339
Husqvarna AB, Class B	203,272	2,826,287
Industrivarden AB, Class A	55,075	1,741,026
Investor AB, Class B	865,940	18,801,225
Kinnevik AB, Class B(a)	117,639	3,516,067
Securitas AB, Class B	101,067	1,220,712
SKF AB, Class B	185,685	4,070,610

		38,828,136

Switzerland — 3.9%
Adecco Group AG, Registered	5,763	274,510
Bachem Holding AG, Class B, Registered	3,011	1,796,095
Kuehne + Nagel International AG, Registered	26,398	7,454,451
Logitech International SA, Registered	84,096	7,066,547
Swatch Group AG (The), Bearer	14,057	4,100,738
Swatch Group AG (The), Registered	25,560	1,434,812
Swisscom AG, Registered	12,583	7,192,127
VAT Group AG(b)	13,117	5,349,209

		34,668,489

United Kingdom — 4.1%
Abrdn PLC	1,059,403	3,464,656
Aviva PLC	132,437	781,908
Evraz PLC	248,023	1,684,973
Ferguson PLC	28,520	4,485,923
Hikma Pharmaceuticals PLC	85,273	2,395,587
J Sainsbury PLC	849,536	3,338,291
Kingfisher PLC	1,025,777	4,599,948
Pearson PLC	372,900	3,113,508
Persimmon PLC	155,020	5,050,472
Sage Group PLC (The)	511,893	5,002,205
Schroders PLC	61,371	2,813,909

		36,731,380

Total Common Stocks — 98.6% (Cost: $796,511,761)		879,270,698

Preferred Stocks

Germany — 1.0%
Fuchs Petrolub SE, Preference Shares, NVS	33,557	1,450,171
Porsche Automobil Holding SE, Preference Shares, NVS	74,389	6,966,450

		8,416,621

Total Preferred Stocks — 1.0% (Cost: $7,421,910)		8,416,621

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(d)(e)(f)	1,742,380	$1,742,903
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	310,000	310,000

		2,052,903

Total Short-Term Investments — 0.2% (Cost: $2,053,001)		2,052,903

Total Investments in Securities — 99.8% (Cost: $805,986,672)		889,740,222

Other Assets, Less Liabilities — 0.2%		1,679,001

Net Assets — 100.0%		$891,419,223

(a)	Non-income producing security.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$45,025	$1,698,110	(a)	$—	$(138)	$(94)	$1,742,903	1,742,380	$167,996	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	300,000	10,000	(a)	—	—	—	310,000	310,000	12		—

					$(138)	$(94)	$2,052,903		$168,008		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	5	03/10/22	$833	$(13,977)
SPI 200 Index	5	03/17/22	610	(30,692)
Euro STOXX 50 Index	28	03/18/22	1,316	22,931
FTSE 100 Index	8	03/18/22	802	25,819

				$4,081

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Multifactor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$48,750

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$44,669

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$114,698

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$33,024

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$5,461,985

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$131,012,095	$748,258,603	$—	$879,270,698
Preferred Stocks	—	8,416,621	—	8,416,621
Money Market Funds	2,052,903	—	—	2,052,903

	$133,064,998	$756,675,224	$—	$889,740,222

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$48,750	$—	$48,750
Liabilities
Futures Contracts	—	(44,669)	—	(44,669)

	$—	$4,081	$—	$4,081

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.1%
Abacus Property Group	144,130	$352,232
Accent Group Ltd.	106,266	152,888
Ansell Ltd.	37,700	716,750
ARB Corp. Ltd.	22,040	726,195
Arena REIT	100,630	335,420
AUB Group Ltd.	21,866	361,097
Aussie Broadband Ltd.(a)	28,714	86,314
Austal Ltd.	97,616	139,241
Australian Ethical Investment Ltd.	25,346	167,165
Australian Pharmaceutical Industries Ltd.	118,880	127,762
Aventus Group(b)	99,064	226,923
Bravura Solutions Ltd.	74,608	114,450
BWP Trust	141,462	398,990
Champion Iron Ltd.(a)	96,280	444,815
Codan Ltd./Australia	30,034	193,421
CSR Ltd.	143,028	569,762
Emeco Holdings Ltd.	106,026	67,372
GDI Property Group(b)	153,352	112,016
GrainCorp Ltd., Class A	67,048	346,355
Growthpoint Properties Australia Ltd.	91,060	254,451
GWA Group Ltd.	63,374	113,650
Hansen Technologies Ltd.	48,236	167,363
Harvey Norman Holdings Ltd.	165,068	575,319
Healius Ltd.	149,756	474,061
HUB24 Ltd.	16,530	322,106
Imdex Ltd.	119,538	250,079
Integral Diagnostics Ltd.	51,060	149,604
JB Hi-Fi Ltd.	33,872	1,108,270
Johns Lyng Group Ltd.	41,700	228,178
Jumbo Interactive Ltd.	15,498	197,117
McMillan Shakespeare Ltd.	20,604	164,300
Mineral Resources Ltd.	41,644	1,654,972
New Hope Corp. Ltd.	138,104	222,472
nib holdings Ltd.	136,706	603,160
Nick Scali Ltd.	20,764	200,372
Objective Corp. Ltd.	6,788	77,258
Pendal Group Ltd.	101,384	348,195
Perenti Global Ltd.	180,574	98,911
Perseus Mining Ltd.	369,170	385,874
Pinnacle Investment Management Group Ltd.	28,768	232,206
Platinum Asset Management Ltd.	118,610	208,518
Premier Investments Ltd.	25,810	529,564
Pro Medicus Ltd.	14,036	453,278
Ramelius Resources Ltd.	235,828	226,031
Rural Funds Group(b)	104,342	211,182
Sandfire Resources Ltd.	114,840	551,850
SG Fleet Group Ltd.	32,378	54,501
Sigma Healthcare Ltd.	270,500	86,066
SmartGroup Corp. Ltd.	37,604	191,129
Super Retail Group Ltd.	46,574	385,196
Technology One Ltd.	78,068	584,027
Waypoint REIT	216,340	415,552
Western Areas Ltd.(a)	90,074	221,682
Westgold Resources Ltd.	115,156	149,237
Whitehaven Coal Ltd.(a)	273,876	524,383

		18,259,282
Austria — 0.1%
Semperit AG Holding	3,110	94,336

Security	Shares	Value

Austria (continued)
Zumtobel Group AG	9,106	$82,455

		176,791
Belgium — 1.3%
AGFA-Gevaert NV(a)	42,170	178,928
Befimmo SA	6,786	254,425
Bekaert SA	10,904	507,655
Econocom Group SA/NV	39,406	157,587
Gimv NV	5,858	357,096
Intervest Offices & Warehouses NV	6,148	188,560
Ion Beam Applications	6,006	102,614
Orange Belgium SA	4,144	90,225
Recticel SA	12,180	232,020
Tessenderlo Group SA(a)	4,988	194,298
Van de Velde NV	1,802	66,798
X-Fab Silicon Foundries SE(a)(c)	17,780	173,447

		2,503,653
Canada — 15.2%
Advantage Energy Ltd.(a)	57,420	310,781
Aecon Group Inc.	18,200	248,556
AirBoss of America Corp.(b)	3,664	115,297
Altus Group Ltd.	12,296	590,158
Andlauer Healthcare Group Inc.	5,106	192,165
ARC Resources Ltd.	204,276	2,392,849
Argonaut Gold Inc.(a)	92,510	165,931
Artis REIT	21,054	201,240
AutoCanada Inc.(a)	7,448	221,304
Badger Infrastructure Solutions Ltd.	10,332	250,263
Baytex Energy Corp.(a)	166,692	618,956
Birchcliff Energy Ltd.	78,880	389,079
BSR Real Estate Investment Trust	7,328	129,046
Canaccord Genuity Group Inc.	28,304	338,005
Canacol Energy Ltd.	44,080	116,169
Canfor Corp.(a)	18,328	416,405
Capstone Mining Corp.(a)	90,944	387,057
Cascades Inc.	25,346	253,629
Celestica Inc.(a)	32,596	405,927
Centerra Gold Inc.	65,656	529,938
CI Financial Corp.	10,382	192,669
Cogeco Communications Inc.	3,596	295,171
Cogeco Inc.	1,440	92,824
Converge Technology Solutions Corp.(a)	44,486	348,917
Corby Spirit and Wine Ltd.	3,664	49,001
Corus Entertainment Inc., Class B, NVS	61,812	244,593
Crescent Point Energy Corp.	171,970	1,108,000
Dream Office REIT	7,508	145,181
DREAM Unlimited Corp., Class A(b)	7,308	230,137
Dundee Precious Metals Inc.	57,826	339,818
ECN Capital Corp.	61,016	256,323
Enerflex Ltd.	27,032	153,114
Enerplus Corp.	77,024	891,943
Enghouse Systems Ltd.	12,238	431,120
Evertz Technologies Ltd.	8,048	81,927
Extendicare Inc.	23,126	132,081
Finning International Inc.	48,256	1,345,390
Freehold Royalties Ltd.	37,792	390,957
GDI Integrated Facility Services Inc.(a)	3,784	165,214
goeasy Ltd.	3,654	423,653
Granite REIT	8,294	629,513
Home Capital Group Inc.(a)	15,094	427,712

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Canada (continued)
Interfor Corp.	19,198	$572,096
InterRent REIT	19,836	248,740
Intertape Polymer Group Inc.	17,342	349,937
Kelt Exploration Ltd.(a)	48,356	210,748
Labrador Iron Ore Royalty Corp.	16,994	523,396
Lassonde Industries Inc., Class A	900	108,327
Linamar Corp.	13,630	755,405
Magnet Forensics Inc.(a)	2,402	46,957
Martinrea International Inc.	23,896	197,011
MEG Energy Corp.(a)	81,664	972,657
Minto Apartment Real Estate Investment Trust(c)	5,346	92,608
Morguard North American Residential REIT	5,766	79,472
Mullen Group Ltd.	27,272	251,877
North West Co. Inc. (The)	14,268	393,418
NuVista Energy Ltd.(a)	54,636	386,404
Paramount Resources Ltd., Class A	21,750	427,591
Parex Resources Inc.	37,642	800,724
Peyto Exploration & Development Corp.	50,112	392,649
Real Matters Inc.(a)	23,006	106,420
Richelieu Hardware Ltd.	15,602	613,451
Russel Metals Inc.	18,560	463,142
Sleep Country Canada Holdings Inc.(c)	10,788	304,252
Sprott Inc.	7,250	254,604
Stelco Holdings Inc.	9,338	270,263
Summit Industrial Income REIT	24,882	422,807
Tamarack Valley Energy Ltd.	122,264	474,186
Topaz Energy Corp.	21,384	304,825
Torex Gold Resources Inc.(a)	24,882	243,897
Transcontinental Inc., Class A	21,402	355,255
Trican Well Service Ltd.(a)	67,580	189,265
Turquoise Hill Resources Ltd.(a)	29,638	519,012
Vermilion Energy Inc.(a)	47,792	743,678
Westshore Terminals Investment Corp.	12,412	263,541
Whitecap Resources Inc.	178,814	1,261,819
Winpak Ltd.	9,454	280,388

		30,528,835
Denmark — 0.9%
cBrain A/S	2,702	84,609
Chemometec A/S	4,698	487,087
D/S Norden A/S	7,688	174,992
Matas A/S	11,532	192,816
NNIT A/S(c)	3,364	49,269
Per Aarsleff Holding A/S	5,452	245,658
Scandinavian Tobacco Group A/S, Class A(c)	18,560	400,101
Solar A/S, Class B	1,566	167,913

		1,802,445
Finland — 0.8%
F-Secure OYJ	28,714	141,293
Harvia OYJ	4,204	222,201
Marimekko OYJ	1,740	143,311
Musti Group OYJ	9,338	279,080
Oriola OYJ, Class B	32,654	80,289
Rovio Entertainment OYJ(c)	11,426	90,048
Talenom OYJ	8,288	94,161
Tokmanni Group Corp.	13,746	287,625
Uponor OYJ	16,124	357,776

		1,695,784
France — 4.3%
ABC arbitrage	10,752	85,763

Security	Shares	Value
France (continued)
AKWEL	2,508	$61,988
Aperam SA	14,152	797,459
Aubay	2,030	120,712
Boiron SA	1,320	60,015
Bonduelle SCA	4,204	98,887
Derichebourg SA(a)	27,898	350,840
Eramet SA(a)	2,726	282,548
Esker SA	1,566	423,486
Eutelsat Communications SA	50,982	632,166
Fnac Darty SA	5,226	310,175
Groupe Guillin	2,222	59,038
Guerbet	1,560	58,361
IPSOS	11,774	537,991
LNA Sante SA	1,320	61,081
Maisons du Monde SA(c)	9,550	218,050
Manitou BF SA	2,882	107,171
Mercialys SA	21,228	235,323
Mersen SA	5,104	212,868
Metropole Television SA	7,628	148,818
Nexans SA	7,192	649,900
Pharmagest Interactive	1,080	97,581
Quadient SA	10,452	213,591
SMCP SA(a)(c)	10,152	83,505
Societe BIC SA	7,308	416,110
Sopra Steria Group SACA	4,524	795,378
Television Francaise 1	11,894	113,689
Trigano SA	2,552	483,509
Vicat SA	6,264	259,582
Vilmorin & Cie SA	1,742	98,244
Virbac SA	1,276	513,326

		8,587,155
Germany — 3.3%
Adesso SE	898	185,416
ADVA Optical Networking SE(a)	12,674	212,492
Basler AG	1,138	152,883
Bertrandt AG	1,682	98,436
Cewe Stiftung & Co. KGaA	1,624	199,568
CropEnergies AG	7,808	107,542
Deutsche Beteiligungs AG	3,544	147,072
Draegerwerk AG & Co. KGaA	870	48,046
Eckert & Ziegler Strahlen- und Medizintechnik AG	4,466	389,314
Elmos Semiconductor SE	2,702	168,037
ElringKlinger AG(a)	8,590	102,200
Freenet AG	37,990	1,034,678
GFT Technologies SE	5,220	258,718
Hornbach Baumarkt AG	2,162	115,494
Hornbach Holding AG & Co. KGaA	2,784	426,506
JOST Werke AG(c)	4,292	214,813
Kloeckner & Co. SE(a)	22,586	255,091
MBB SE	540	79,605
SAF-Holland SE(a)	13,696	172,706
Salzgitter AG(a)	10,556	361,146
Software AG	15,486	596,296
Steico SE	1,682	186,970
Stratec SE	2,320	314,038
Takkt AG	9,910	167,776
VERBIO Vereinigte BioEnergie AG	6,670	425,152
Wuestenrot & Wuerttembergische AG	6,728	142,018

		6,562,013

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Hong Kong — 3.1%
BOCOM International Holdings Co. Ltd.	232,000	$38,086
Cafe de Coral Holdings Ltd.	116,000	196,959
Chow Sang Sang Holdings International Ltd.	116,000	153,685
CITIC Telecom International Holdings Ltd.	480,000	174,769
Cowell e Holdings Inc.(a)	99,000	112,788
Crystal International Group Ltd.(c)	150,000	44,247
Dah Sing Banking Group Ltd.	120,000	113,771
Dah Sing Financial Holdings Ltd.	48,000	155,632
EC Healthcare	58,000	66,698
Far East Consortium International Ltd.	348,000	125,863
First Pacific Co. Ltd.	696,000	267,794
Haitong International Securities Group Ltd.	720,000	164,825
Hutchison Telecommunications Hong Kong Holdings Ltd.	430,000	70,229
Hysan Development Co. Ltd.	174,000	533,356
IGG Inc.	240,000	150,169
K Wah International Holdings Ltd.	348,000	136,248
Kerry Properties Ltd.	174,000	491,526
LK Technology Holdings Ltd.	145,000	221,898
Luk Fook Holdings International Ltd.	116,000	305,748
MECOM Power and Construction Ltd.	232,000	104,716
Pacific Basin Shipping Ltd.	1,450,000	618,941
Pacific Textiles Holdings Ltd.	290,000	147,354
PAX Global Technology Ltd.	232,000	168,042
Perfect Medical Health Management Ltd.	116,000	72,716
Prosperity REIT	386,000	150,057
SmarTone Telecommunications Holdings Ltd.	87,000	48,529
Stella International Holdings Ltd.	120,000	133,127
Sun Hung Kai & Co. Ltd.	120,000	64,386
Sunlight REIT	300,000	163,139
Texhong Textile Group Ltd.	87,000	112,250
United Laboratories International Holdings Ltd. (The)	302,000	171,757
Viva China Holdings Ltd.(b)	928,000	155,392
VSTECS Holdings Ltd.	194,000	192,180
VTech Holdings Ltd.	48,000	378,912

		6,205,789

Ireland — 0.4%
Hibernia REIT PLC	199,616	285,120
Origin Enterprises PLC	35,922	137,212
Uniphar PLC(a)	69,982	308,196

		730,528

Israel — 1.6%
Danel Adir Yeoshua Ltd.	1,566	373,554
Delek Automotive Systems Ltd.	15,470	237,192
Delek Group Ltd.(a)	2,702	305,142
Delta-Galil Industries Ltd.	2,702	169,014
Electra Consumer Products 1970 Ltd.	3,242	204,128
Electra Real Estate Ltd.	6,848	149,959
Equital Ltd.(a)	1	33
IDI Insurance Co. Ltd.(b)	2,320	84,755
Ituran Location and Control Ltd.	5,646	135,843
Magic Software Enterprises Ltd.	7,946	151,595
Malam - Team Ltd.	2,204	74,253
Mehadrin Ltd.(a)	—	20
Menora Mivtachim Holdings Ltd.	7,540	185,334
Naphtha Israel Petroleum Corp. Ltd.(a)(b)	9,976	79,808
One Software Technologies Ltd.	11,834	206,950
Plus500 Ltd.	26,854	533,215
Summit Real Estate Holdings Ltd.(a)(b)	10,614	263,060

Security	Shares	Value

Israel (continued)
Tadiran Group Ltd.	840	$125,492

		3,279,347

Italy — 1.9%
Banca IFIS SpA	7,482	150,159
Biesse SpA(a)	4,144	107,516
Danieli & C Officine Meccaniche SpA	2,726	74,148
Digital Bros. SpA	1,500	47,684
El.En. SpA	13,282	214,390
Esprinet SpA	9,190	125,991
Gruppo MutuiOnline SpA	7,656	364,410
Iren SpA	193,314	581,567
Italmobiliare SpA	3,784	135,374
La Doria SpA	3,424	63,317
OVS SpA(a)(c)	65,838	182,927
Pharmanutra SpA	1,140	84,528
RAI Way SpA(c)	28,714	163,156
Salcef SpA	5,106	138,323
Sesa SpA	2,320	419,610
SOL SpA	10,498	224,557
Unipol Gruppo SpA	116,638	656,175

		3,733,832

Japan — 23.7%
Adastria Co. Ltd.	6,000	89,898
Aichi Corp.	6,000	42,516
Aichi Steel Corp.	2,900	65,247
Aida Engineering Ltd.	12,000	109,785
Alpen Co. Ltd.	5,800	100,877
Alpha Systems Inc.	1,900	59,972
Altech Corp.	5,800	91,135
Arata Corp.	4,200	146,715
Arcland Sakamoto Co. Ltd.	11,600	158,431
Arcs Co. Ltd.	12,000	225,567
Argo Graphics Inc.	4,600	125,603
Avex Inc.	11,600	130,028
Axial Retailing Inc.	4,800	136,612
Belc Co. Ltd.	3,000	140,864
Belluna Co. Ltd.	17,400	110,104
BML Inc.	6,000	182,361
Broadleaf Co. Ltd.	29,800	90,959
Bunka Shutter Co. Ltd.	15,100	138,104
C.I. Takiron Corp.	12,000	57,580
Canon Electronics Inc.	5,800	82,025
Canon Marketing Japan Inc.	13,800	281,852
Cawachi Ltd.	5,800	116,649
Central Glass Co. Ltd.	9,600	178,111
CONEXIO Corp.	4,600	55,525
Cosmo Energy Holdings Co. Ltd.	16,500	331,713
Dai-Dan Co. Ltd.	3,100	60,991
Daihen Corp.	5,800	207,276
Daiho Corp.	1,200	38,279
Daiichi Jitsugyo Co. Ltd.	2,100	76,593
Daiken Corp.	2,800	51,639
Daiki Aluminium Industry Co. Ltd.	11,600	159,157
Daikokutenbussan Co. Ltd.	1,500	58,907
Daiwa Industries Ltd.	6,000	59,080
Daiwabo Holdings Co. Ltd.	23,200	331,704
DCM Holdings Co. Ltd.	36,000	341,676
Descente Ltd.(a)	9,200	286,672
Dexerials Corp.	16,000	439,963

24	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Direct Marketing MiX Inc.	5,400	$66,533
Doshisha Co. Ltd.	6,000	79,455
DTS Corp.	11,200	238,998
Duskin Co. Ltd.	11,600	278,767
DyDo Group Holdings Inc.	2,700	111,552
Eagle Industry Co. Ltd.	6,000	57,527
EDION Corp.	24,000	223,963
Eiken Chemical Co. Ltd.	11,600	173,884
Eizo Corp.	5,800	199,489
Electric Power Development Co. Ltd.	42,000	551,139
ESPEC Corp.	5,800	103,035
Exedy Corp.	8,700	127,708
FCC Co. Ltd.	10,200	131,164
Ferrotec Holdings Corp.	10,300	257,033
Fuji Co. Ltd./Ehime	5,800	95,773
Fujicco Co. Ltd.	6,000	101,046
Fujikura Ltd.(a)	69,600	376,339
Fujimori Kogyo Co. Ltd.	4,400	156,401
Fukui Computer Holdings Inc.	2,600	67,798
Furukawa Co. Ltd.	11,800	132,089
G-7 Holdings Inc.	6,000	72,471
Geo Holdings Corp.	6,000	59,267
GLOBERIDE Inc.	4,500	108,313
Glory Ltd.	14,300	268,907
Goldcrest Co. Ltd.	5,800	90,931
G-Tekt Corp.	6,000	72,154
Gunze Ltd.	4,600	159,918
H.U. Group Holdings Inc.	15,300	388,588
Halows Co. Ltd.	2,600	62,476
Hamakyorex Co. Ltd.	4,400	109,324
Hanwa Co. Ltd.	10,200	280,116
Heiwado Co. Ltd.	8,700	146,580
Hioki E.E. Corp.	2,700	156,861
Hitachi Zosen Corp.	48,000	319,575
Hogy Medical Co. Ltd.	6,000	161,366
Hokkaido Electric Power Co. Inc.	52,200	227,718
Hokuetsu Corp.	36,000	238,794
Hosiden Corp.	12,000	119,750
Hosokawa Micron Corp.	4,100	104,197
Ichikoh Industries Ltd.	9,000	39,612
Iino Kaiun Kaisha Ltd.	23,800	111,704
Inaba Denki Sangyo Co. Ltd.	14,200	329,073
Inabata & Co. Ltd.	12,000	180,819
Internet Initiative Japan Inc.	15,100	500,083
Itochu Enex Co. Ltd.	17,400	152,003
Itochu-Shokuhin Co. Ltd.	1,500	63,552
Itoham Yonekyu Holdings Inc.	47,800	280,447
JAC Recruitment Co. Ltd.	5,800	100,841
Jaccs Co. Ltd.	6,000	162,351
JAFCO Group Co. Ltd.	22,500	359,275
Japan Aviation Electronics Industry Ltd.	12,000	191,785
Japan Medical Dynamic Marketing Inc.	4,200	54,888
Japan Pulp & Paper Co. Ltd.	3,100	107,967
Japan Wool Textile Co. Ltd. (The)	17,400	133,172
JDC Corp.	12,000	55,491
JM Holdings Co. Ltd.	5,800	82,088
J-Oil Mills Inc.	5,800	85,761
Joshin Denki Co. Ltd.	5,800	105,701
Joyful Honda Co. Ltd.	17,400	231,666
JSP Corp.	3,700	51,934

Security	Shares	Value

Japan (continued)
Kaga Electronics Co. Ltd.	4,600	$119,180
Kaken Pharmaceutical Co. Ltd.	8,800	314,674
Kanamoto Co. Ltd.	11,600	225,556
Kandenko Co. Ltd.	30,000	223,218
Kaneka Corp.	14,000	456,049
Kanematsu Corp.	23,200	252,378
Kanematsu Electronics Ltd.	3,300	108,866
Kanto Denka Kogyo Co. Ltd.	12,000	114,909
Katakura Industries Co. Ltd.	6,000	119,188
Kawasaki Kisen Kaisha Ltd.(a)	13,800	860,138
KeePer Technical Laboratory Co. Ltd.	4,100	67,646
Keiyo Bank Ltd. (The)	30,000	125,092
Keiyo Co. Ltd.	11,600	87,008
KFC Holdings Japan Ltd.	4,200	105,193
Kissei Pharmaceutical Co. Ltd.	5,800	117,112
Kitz Corp.	18,000	104,646
Koa Corp.	9,000	114,550
Kohnan Shoji Co. Ltd.	5,800	171,997
Komeri Co. Ltd.	9,300	216,834
Konica Minolta Inc.	133,400	562,336
Konishi Co. Ltd.	8,500	121,202
K’s Holdings Corp.	48,000	472,353
Kura Sushi Inc.	6,000	180,502
Kureha Corp.	4,500	335,951
KYB Corp.	5,300	137,975
Kyoei Steel Ltd.	6,000	81,543
Kyokuto Kaihatsu Kogyo Co. Ltd.	11,600	147,768
KYORIN Holdings Inc.	12,000	190,623
Life Corp.	4,300	115,546
Macnica Fuji Electronics Holdings Inc.	14,200	314,175
Maruzen Showa Unyu Co. Ltd.	3,600	99,930
Matsuda Sangyo Co. Ltd.	3,000	61,537
Max Co. Ltd.	5,800	92,487
Maxvalu Tokai Co. Ltd.	2,700	64,527
MCJ Co. Ltd.	18,000	154,533
Megachips Corp.	4,700	171,337
Megmilk Snow Brand Co. Ltd.	14,000	249,378
Meidensha Corp.	10,100	214,058
Melco Holdings Inc.	1,600	50,757
Micronics Japan Co. Ltd.	8,400	115,884
Mimasu Semiconductor Industry Co. Ltd.	4,700	100,994
Mitsubishi Research Institute Inc.	2,300	74,804
Mitsuboshi Belting Ltd.	6,000	110,637
Mitsui DM Sugar Holdings Co. Ltd.	4,800	82,591
Mitsui OSK Lines Ltd.	31,900	2,470,414
Mitsui-Soko Holdings Co. Ltd.	5,800	120,817
Mitsuuroko Group Holdings Co. Ltd.	6,000	54,082
Mixi Inc.	12,000	222,147
Mizuno Corp.	5,800	111,667
Mochida Pharmaceutical Co. Ltd.	7,400	230,173
Monogatari Corp. (The)	2,800	152,164
Morita Holdings Corp.	11,600	128,559
Musashino Bank Ltd. (The)	6,000	96,474
Nafco Co. Ltd.	3,900	56,955
Nagaileben Co. Ltd.	6,000	109,616
Nagase & Co. Ltd.	30,000	479,181
Nichiden Corp.	4,200	80,401
Nichiha Corp.	5,800	143,385
Nippn Corp., New	12,000	176,034
Nippon Electric Glass Co. Ltd.	23,200	579,543

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nippon Gas Co. Ltd.	30,000	$419,825
Nippon Koei Co. Ltd.	3,100	80,498
Nippon Light Metal Holdings Co. Ltd.	16,500	252,841
Nippon Road Co. Ltd. (The)	1,800	131,138
Nippon Seiki Co. Ltd.	12,000	107,190
Nippon Signal Company Ltd.	12,000	93,493
Nippon Soda Co. Ltd.	6,000	171,693
Nippon Steel Trading Corp.	4,200	189,575
Nippon Television Holdings Inc.	17,400	181,715
Nishimatsuya Chain Co. Ltd.	11,600	147,940
Nishio Rent All Co. Ltd.	5,800	142,094
Nissha Co. Ltd.	11,600	147,684
Nisshin Oillio Group Ltd. (The)	6,000	157,104
Nisshinbo Holdings Inc.	42,000	349,875
Nissin Electric Co. Ltd.	14,500	182,915
Nitta Corp.	6,000	147,027
Nittetsu Mining Co. Ltd.	1,500	83,921
Nitto Kogyo Corp.	6,000	80,716
Nojima Corp.	9,200	185,532
Noritake Co. Ltd./Nagoya Japan	2,500	100,043
Noritz Corp.	6,000	88,236
NS United Kaiun Kaisha Ltd.	2,800	74,499
Obara Group Inc.	3,000	86,946
Oiles Corp.	6,000	84,013
Okamura Corp.	16,300	172,325
Okasan Securities Group Inc.	47,800	159,526
Oki Electric Industry Co. Ltd.	24,000	183,586
Okinawa Cellular Telephone Co.	3,500	152,485
Okinawa Electric Power Co. Inc. (The)	12,036	147,016
Organo Corp.	1,900	138,944
Osaka Soda Co. Ltd.	3,600	95,555
Pacific Industrial Co. Ltd.	12,000	114,548
Pack Corp. (The)	5,800	135,791
Paramount Bed Holdings Co. Ltd.	11,600	193,033
Plenus Co. Ltd.	6,000	102,492
Pressance Corp.	6,000	109,641
Prima Meat Packers Ltd.	7,800	171,310
Proto Corp.	6,000	69,655
Raito Kogyo Co. Ltd.	12,000	195,887
Raiznext Corp.	6,000	60,311
Relia Inc.	11,600	98,045
Riken Keiki Co. Ltd.	3,500	167,453
Riken Vitamin Co. Ltd.	6,000	88,741
Riso Kagaku Corp.	6,000	107,615
Ryosan Co. Ltd.	5,800	114,925
Sakata INX Corp.	12,000	101,056
San-Ai Oil Co. Ltd.	17,400	141,806
Sanyo Chemical Industries Ltd.	3,500	159,489
Sawai Group Holdings Co. Ltd.	11,600	439,080
Seikagaku Corp.	12,000	98,232
Seiren Co. Ltd.	12,000	226,880
Sekisui Jushi Corp.	5,800	102,468
Shikoku Chemicals Corp.	9,800	121,980
Shimamura Co. Ltd.	6,500	594,725
Shin Nippon Air Technologies Co. Ltd.	2,800	49,902
Shin-Etsu Polymer Co. Ltd.	12,000	114,991
Shinmaywa Industries Ltd.	18,000	138,277
Shinnihon Corp.	6,000	39,229
Shizuoka Gas Co. Ltd.	12,000	104,759
Shoei Co. Ltd.	5,800	223,326

Security	Shares	Value

Japan (continued)
Sinko Industries Ltd.	5,800	$92,268
SKY Perfect JSAT Holdings Inc.	42,000	158,075
Snow Peak Inc.	7,200	146,972
Starts Corp. Inc.	8,800	191,598
Sumitomo Densetsu Co. Ltd.	5,800	105,723
Sumitomo Mitsui Construction Co. Ltd.	46,440	175,479
Sumitomo Osaka Cement Co. Ltd.	9,900	303,588
Sumitomo Riko Co. Ltd.	12,000	61,382
Sumitomo Rubber Industries Ltd.	52,200	543,183
Sun Frontier Fudousan Co. Ltd.	11,800	107,106
Suruga Bank Ltd.	48,000	207,042
Taihei Dengyo Kaisha Ltd.	3,300	78,107
Takamatsu Construction Group Co. Ltd.	5,800	100,499
Takara Standard Co. Ltd.	8,800	104,768
Takasago International Corp.	3,100	76,011
Tama Home Co. Ltd.	4,300	87,615
Tamron Co. Ltd.	4,400	95,913
Tenma Corp.	4,300	93,879
T-Gaia Corp.	6,000	87,049
TKC Corp.	8,800	231,247
Toa Corp./Tokyo	3,900	82,498
TOC Co. Ltd.	12,000	74,709
Tocalo Co. Ltd.	17,400	211,446
Toenec Corp.	2,300	63,755
Toho Holdings Co. Ltd.	16,400	256,431
Tokai Corp./Gifu	6,000	94,273
Tokai Rika Co. Ltd.	15,500	201,926
Token Corp.	2,000	162,004
Tokushu Tokai Paper Co. Ltd.	2,400	86,501
Tokuyama Corp.	18,000	286,511
Topre Corp.	9,600	100,244
Tosei Corp.	11,600	106,205
Towa Pharmaceutical Co. Ltd.	7,800	191,315
Toyo Construction Co. Ltd.	23,800	118,640
Toyo Tanso Co. Ltd.	3,800	97,708
TPR Co. Ltd.	6,000	76,026
TRE Holdings Corp.	12,000	151,445
TS Tech Co. Ltd.	24,000	316,235
Tsubakimoto Chain Co.	7,500	210,037
TV Asahi Holdings Corp.	6,000	78,036
Ube Industries Ltd.	30,000	539,387
Uchida Yoko Co. Ltd.	2,100	83,149
Union Tool Co.	2,600	84,265
United Super Markets Holdings Inc.	15,700	143,149
Valor Holdings Co. Ltd.	10,400	199,911
ValueCommerce Co. Ltd.	4,500	138,745
VT Holdings Co. Ltd.	23,200	90,075
Wacom Co. Ltd.	46,400	337,038
Wakita & Co. Ltd.	10,000	88,235
Weathernews Inc.	1,600	109,082
World Holdings Co. Ltd.	2,500	50,500
Xebio Holdings Co. Ltd.	6,000	47,029
YAMABIKO Corp.	9,800	89,376
Yamazen Corp.	18,000	156,596
Yellow Hat Ltd.	9,700	134,490
Yodogawa Steel Works Ltd.	5,800	123,567
Yokohama Rubber Co. Ltd. (The)	34,800	507,335
Yokowo Co. Ltd.	4,700	107,967
Yonex Co. Ltd.	17,400	108,570
Yuasa Trading Co. Ltd.	4,700	118,942

26	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Yurtec Corp.	11,600	$69,159
ZERIA Pharmaceutical Co. Ltd.	6,000	100,336
Zuken Inc.	4,100	106,058

		47,504,663

Netherlands — 6.1%
Aalberts NV	14,094	861,568
Accell Group NV(a)	7,424	483,160
Arcadis NV	21,460	939,413
ASR Nederland NV	40,948	1,903,902
B&S Group Sarl(c)	8,890	71,846
BE Semiconductor Industries NV	19,836	1,663,216
Brunel International NV	5,346	65,691
Cementir Holding NV	13,394	118,091
Eurocommercial Properties NV	12,238	295,944
Flow Traders(c)	9,570	371,175
ForFarmers NV	10,030	45,625
Fugro NV(a)	31,116	248,817
Koninklijke BAM Groep NV(a)	80,098	267,444
MFE-MediaForEurope NV(a)	89,084	73,860
MFE-MediaForEurope NV	89,084	113,674
NSI NV	5,946	246,563
PostNL NV	141,926	607,971
SIF Holding NV	3,424	41,145
Signify NV(c)	38,106	2,018,433
Technip Energies NV(a)	31,784	486,343
TKH Group NV	12,122	699,488
Van Lanschot Kempen NV	9,370	236,041
Vastned Retail NV	3,712	103,907
Wereldhave NV	10,034	154,165

		12,117,482

Norway — 1.4%
Borregaard ASA	28,536	671,172
BW LPG Ltd.(c)	23,780	128,278
Entra ASA(c)	16,878	370,997
Europris ASA(c)	47,908	357,832
Fjordkraft Holding ASA(c)	29,306	124,958
Golden Ocean Group Ltd.	39,150	356,690
MPC Container Ships AS, NVS(a)	80,374	272,888
Protector Forsikring ASA	17,420	232,036
Selvaag Bolig ASA	14,616	86,024
Stolt-Nielsen Ltd.	7,738	140,117
Volue ASA(a)	14,896	88,766

		2,829,758

Singapore — 2.8%
AEM Holdings Ltd.	75,400	253,492
AIMS APAC REIT(b)	162,000	166,995
ARA LOGOS Logistics Trust	400,200	244,835
Ascendas India Trust	258,200	249,186
ComfortDelGro Corp. Ltd.	638,000	644,208
First Resources Ltd.	168,200	206,318
Frencken Group Ltd.	90,000	110,228
Golden Agri-Resources Ltd.	1,879,200	343,374
Haw Par Corp. Ltd.	34,800	299,872
Hutchison Port Holdings Trust, Class U	1,531,200	361,680
iFAST Corp. Ltd.	40,600	188,530
Japfa Ltd.	139,200	63,617
Kenon Holdings Ltd./Singapore	7,134	401,065
Keppel Pacific Oak US REIT	252,200	186,628
Lendlease Global Commercial REIT	264,200	160,941

Security	Shares	Value

Singapore (continued)
Raffles Medical Group Ltd.	272,600	$258,283
Riverstone Holdings Ltd./Singapore(b)	156,000	81,409
Sasseur Real Estate Investment Trust	168,200	99,187
Sheng Siong Group Ltd.(b)	198,200	219,027
Silverlake Axis Ltd.(b)	246,200	43,075
Starhill Global REIT	432,400	199,100
Yangzijiang Shipbuilding Holdings Ltd.(b)	719,200	690,038
Yanlord Land Group Ltd.	179,800	153,716

		5,624,804

Spain — 0.9%
Atresmedia Corp. de Medios de Comunicacion SA	26,738	103,979
Faes Farma SA	94,266	362,824
Global Dominion Access SA(c)	28,112	138,862
Laboratorios Farmaceuticos Rovi SA	5,742	421,886
Lar Espana Real Estate Socimi SA	17,342	104,840
Mediaset Espana Comunicacion SA(a)	47,216	221,088
Miquel y Costas & Miquel SA	5,766	81,102
Neinor Homes SA(c)	13,274	161,653
Pharma Mar SA	4,292	270,132

		1,866,366

Sweden — 3.3%
AcadeMedia AB(c)	25,346	147,144
Arjo AB, Class B	63,568	635,294
Betsson AB, Class B	32,378	181,163
Bilia AB, Class A	21,024	315,529
Biotage AB	19,198	392,000
Bure Equity AB	16,356	564,352
Clas Ohlson AB, Class B	11,542	139,883
Creades AB, Class A	15,438	201,266
GARO AB	8,168	152,551
Hexatronic Group AB	8,526	345,716
HMS Networks AB	7,830	408,934
Inwido AB	15,196	265,918
Kambi Group PLC, Class B(a)	7,448	193,095
Kindred Group PLC	67,744	787,012
KNOW IT AB	5,916	216,087
LeoVegas AB(c)	22,886	83,515
Lime Technologies AB	3,002	94,264
Mekonomen AB(a)	11,774	173,794
New Wave Group AB, Class B	12,006	182,700
Nobia AB	36,366	198,712
Ratos AB, Class B	63,336	332,465
Svolder AB, NVS	25,056	192,389
SwedenCare AB	18,908	215,670
VNV Global AB(a)	24,824	214,664

		6,634,117

Switzerland — 7.5%
APG SGA SA(a)	420	86,117
Ascom Holding AG, Registered(a)	9,790	128,205
Autoneum Holding AG(a)	812	147,503
Belimo Holding AG, Registered	2,668	1,473,324
BKW AG	6,206	740,351
Bobst Group SA, Registered(a)	2,462	209,079
Bossard Holding AG, Class A, Registered	1,682	527,347
Bucher Industries AG, Registered	1,972	907,978
Burckhardt Compression Holding AG	870	411,486
Burkhalter Holding AG	1,260	87,295
Coltene Holding AG, Registered	840	99,895
Comet Holding AG, Registered	2,088	666,106

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Galenica AG(c)	14,732	$1,040,432
Huber + Suhner AG, Registered	4,640	422,436
Inficon Holding AG, Registered	522	637,603
Interroll Holding AG, Registered	188	795,731
Intershop Holding AG	348	229,834
Kardex Holding AG, Registered	1,856	515,177
LEM Holding SA, Registered	120	300,254
Medacta Group SA(a)(c)	2,030	259,377
Medartis Holding AG(a)(c)	1,260	173,163
Metall Zug AG, Class B, Registered	58	119,236
Mobilezone Holding AG, Registered	12,134	189,622
Sensirion Holding AG(a)(c)	2,842	348,450
SFS Group AG	4,930	719,277
Siegfried Holding AG, Registered	1,160	939,162
Swissquote Group Holding SA, Registered	2,784	473,604
Tecan Group AG, Registered	3,596	1,748,419
TX Group AG(a)	754	118,635
Vetropack Holding AG, Registered	3,364	195,188
V-ZUG Holding AG(a)	600	74,022
Zehnder Group AG, Registered	2,958	270,752

		15,055,060

United Kingdom — 11.5%
888 Holdings PLC	109,562	378,188
Advanced Medical Solutions Group PLC	58,568	233,416
AG Barr PLC	26,490	176,351
Alliance Pharma PLC	137,322	200,198
Atalaya Mining PLC	22,946	127,143
Bakkavor Group PLC(c)	40,368	66,561
Bank of Georgia Group PLC	11,426	225,585
Bodycote PLC	56,376	606,282
Brewin Dolphin Holdings PLC	89,378	396,846
Centamin PLC	340,054	409,809
Central Asia Metals PLC	53,102	158,545
Civitas Social Housing PLC	179,800	233,349
Clipper Logistics PLC	23,066	209,705
CMC Markets PLC(c)	39,418	121,930
Craneware PLC	8,294	211,937
Currys PLC.	327,700	472,629
CVS Group PLC	19,836	526,079
dotdigital group PLC	80,916	160,943
EMIS Group PLC	16,530	291,673
Ergomed PLC(a)	11,052	168,881
Ferrexpo PLC	86,188	283,057
Halfords Group PLC	57,942	254,819
Helical PLC	31,958	184,815
IG Group Holdings PLC	113,564	1,250,205
Impax Asset Management Group PLC	25,404	375,813
Indivior PLC(a)	217,790	663,041
Investec PLC	207,060	1,182,126
IP Group PLC	297,946	391,591
Judges Scientific PLC	1,500	153,722
Jupiter Fund Management PLC	130,210	403,958
Just Group PLC(a)	303,688	353,395
Keller Group PLC	21,504	246,746
Luceco PLC(c)	23,426	94,707
Man Group PLC/Jersey	423,226	1,105,604
Morgan Sindall Group PLC	11,600	335,163
Naked Wines PLC(a)(b)	17,720	124,996
Numis Corp. PLC	23,426	101,465
Pagegroup PLC	96,686	762,918

Security	Shares	Value

United Kingdom (continued)
Patisserie Holdings PLC(d)	3,062	$—
Pets at Home Group PLC	147,262	845,685
Picton Property Income Ltd. (The)	161,892	224,696
Polar Capital Holdings PLC	22,646	192,648
Premier Foods PLC	173,420	275,214
Reach PLC	86,942	305,183
Redde Northgate PLC	68,730	358,199
Renewi PLC(a)	24,148	217,570
Royal Mail PLC	236,988	1,416,159
S4 Capital PLC(a)	81,316	568,607
Sabre Insurance Group PLC(c)	75,388	230,154
Safestore Holdings PLC	58,058	995,426
Savills PLC	42,108	767,323
Serica Energy PLC	48,536	168,701
Spirent Communications PLC	180,206	601,806
SThree PLC	36,830	233,858
Strix Group PLC	62,112	204,659
Telecom Plus PLC	18,502	373,748
TORM PLC, Class A(a)	7,018	50,192
Tyman PLC	57,304	289,665
Victorian Plumbing Group PLC(a)	34,300	47,237
Volution Group PLC	58,290	394,954
Warehouse REIT PLC	117,276	262,769
Wickes Group PLC	78,332	216,175
Yellow Cake PLC(a)(c)	44,032	190,815

		23,075,634

Total Common Stocks — 99.2% (Cost: $175,356,310)		198,773,338

Preferred Stocks

Germany — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	2,462	143,027
Einhell Germany AG, Preference Shares, NVS	538	124,510
STO SE & Co. KGaA, Preference Shares, NVS	754	189,231

		456,768

Italy — 0.1%
Danieli & C Officine Meccaniche SpA, Preference Shares, NVS	11,600	207,789

Total Preferred Stocks — 0.4% (Cost: $530,277)		664,557

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(e)(f)(g)	1,821,825	1,822,371
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(e)(f)	60,000	60,000

		1,882,371

Total Short-Term Investments — 0.9% (Cost: $1,881,934)		1,882,371

Total Investments in Securities — 100.5% (Cost: $177,768,521)		201,320,266

Other Assets, Less Liabilities — (0.5)%		(980,128)

Net Assets — 100.0%		$200,340,138

28	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Small-Cap Multifactor ETF

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$2,331,769	$ —	$(508,987)(a)	$ (259)	$(152)	$1,822,371	1,821,825	$25,081(b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares.	80,000	—	(20,000)(a)	—	—	60,000	60,000	4	—

				$ (259)	$(152)	$1,882,371		$25,085	$ —

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Euro STOXX 50 Index	12	03/18/22	$564	$(7,997)
FTSE 100 Index	3	03/18/22	301	4,599

				$(3,398)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts(a)	$4,599

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$7,997

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI Intl Small-Cap Multifactor ETF

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$45,061

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(2,771)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$858,828

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$45,706,644	$153,066,694	$—	$198,773,338
Preferred Stocks	124,510	540,047	—	664,557
Money Market Funds	1,882,371	—	—	1,882,371

	$47,713,525	$153,606,741	$—	$201,320,266

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$4,599	$—	$4,599
Liabilities
Futures Contracts	—	(7,997)	—	(7,997)

	$—	$(3,398)	$—	$(3,398)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

30	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI USA Mid-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.9%
Huntington Ingalls Industries Inc.	267	$49,982
Textron Inc.	1,366	92,970

		142,952

Air Freight & Logistics — 1.3%
Expeditors International of Washington Inc.	856	97,995

Auto Components — 1.8%
BorgWarner Inc.	1,596	69,985
Lear Corp.	397	66,426

		136,411

Building Products — 1.7%
A O Smith Corp.	885	67,632
Owens Corning	686	60,848

		128,480

Capital Markets — 2.1%
Franklin Resources Inc.	2,005	64,100
Invesco Ltd.	2,304	52,209
SEI Investments Co	797	46,712

		163,021

Chemicals — 5.0%
Celanese Corp.	628	97,786
CF Industries Holdings Inc.	1,431	98,553
Eastman Chemical Co.	782	93,003
Mosaic Co. (The)	2,465	98,477

		387,819

Communications Equipment — 2.1%
F5 Inc.(a)	401	83,256
Juniper Networks Inc.	2,162	75,281

		158,537

Consumer Finance — 1.9%
Ally Financial Inc.	2,137	101,978
Synchrony Financial	1,060	45,145

		147,123

Containers & Packaging — 2.6%
International Paper Co.	2,149	103,689
Packaging Corp. of America	632	95,198

		198,887

Distributors — 2.4%
LKQ Corp.	1,732	95,070
Pool Corp.	193	91,916

		186,986

Diversified Telecommunication Services — 1.2%
Liberty Global PLC, Class A(a)	1,058	28,693
Liberty Global PLC, Class C, NVS(a)	2,314	62,571

		91,264

Electric Utilities — 0.8%
NRG Energy Inc.	1,628	65,006

Electronic Equipment, Instruments & Components — 3.6%
Arrow Electronics Inc.(a)	477	59,148
Cognex Corp.	1,148	76,296
Keysight Technologies Inc.(a)	337	56,893
Zebra Technologies Corp., Class A(a)	168	85,532

		277,869

Equity Real Estate Investment Trusts (REITs) — 1.0%
Camden Property Trust	5	800

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Regency Centers Corp.	1,017	$72,970

		73,770

Food Products — 1.7%
Bunge Ltd.	302	29,856
JM Smucker Co. (The)	721	101,358

		131,214

Gas Utilities — 0.8%
UGI Corp	1,391	63,082

Health Care Equipment & Supplies — 1.4%
Cooper Companies Inc. (The)	264	105,151

Health Care Providers & Services — 6.4%
DaVita Inc.(a)	453	49,091
Henry Schein Inc.(a)	929	69,954
Laboratory Corp. of America Holdings(a)	408	110,715
Molina Healthcare Inc.(a)	339	98,473
Quest Diagnostics Inc.	706	95,324
Universal Health Services Inc., Class B	505	65,680

		489,237

Health Care Technology — 1.8%
Cerner Corp.	1,486	135,523

Household Durables — 7.0%
DR Horton Inc.	538	48,000
Garmin Ltd.	676	84,108
Lennar Corp., Class A	1,089	104,664
Mohawk Industries Inc.(a)	390	61,569
Newell Brands Inc.	2,548	59,139
PulteGroup Inc.	1,727	90,996
Whirlpool Corp.	417	87,649

		536,125

Insurance — 4.6%
American Financial Group Inc./OH	479	62,404
Fidelity National Financial Inc.	1,804	90,832
Hartford Financial Services Group Inc. (The)	1,602	115,136
Lincoln National Corp.	1,188	83,136

		351,508

IT Services — 4.2%
Akamai Technologies Inc.(a)	861	98,626
EPAM Systems Inc.(a)	197	93,800
Jack Henry & Associates Inc.	492	82,562
Western Union Co. (The)	2,704	51,133

		326,121

Life Sciences Tools & Services — 3.8%
Bio-Rad Laboratories Inc., Class A(a)	134	80,364
Waters Corp.(a)	317	101,478
West Pharmaceutical Services Inc.	277	108,922

		290,764

Machinery — 1.9%
Pentair PLC	1,102	70,197
Snap-on Inc.	359	74,762

		144,959

Media — 3.5%
Discovery Inc., Class A(a)(b)	1,125	31,399
Discovery Inc., Class C, NVS(a)(b)	2,088	57,107
Fox Corp., Class A, NVS	2,152	87,392
Fox Corp., Class B	1,005	37,366

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Mid-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Media (continued)
News Corp., Class A, NVS	2,600	$57,824

		271,088

Metals & Mining — 2.4%
Nucor Corp.	1,111	112,655
Steel Dynamics Inc.	1,357	75,341

		187,996

Oil, Gas & Consumable Fuels — 6.8%
Coterra Energy Inc.	4,898	107,266
Devon Energy Corp.	2,712	137,146
Diamondback Energy Inc.	885	111,652
Pioneer Natural Resources Co.	756	165,481

		521,545

Pharmaceuticals — 0.7%
Jazz Pharmaceuticals PLC(a)	407	56,536

Professional Services — 1.1%
Robert Half International Inc.	744	84,265

Real Estate Management & Development — 1.7%
CBRE Group Inc., Class A(a)	1,254	127,080

Road & Rail — 2.7%
AMERCO	66	40,190
Knight-Swift Transportation Holdings Inc.	1,048	59,296
Old Dominion Freight Line Inc.	359	108,393

		207,879

Semiconductors & Semiconductor Equipment — 5.0%
Monolithic Power Systems Inc.	202	81,392
ON Semiconductor Corp.(a)	1,840	108,560
Qorvo Inc.(a)	662	90,880
Skyworks Solutions Inc.	712	104,322

		385,154

Software — 2.5%
Cadence Design Systems Inc.(a)	800	121,712
Citrix Systems Inc.	700	71,358

		193,070

Security	Shares	Value

Specialty Retail — 3.6%
Bath & Body Works Inc.	1,378	$77,264
Best Buy Co. Inc.	892	88,558
Tractor Supply Co.	503	109,810

		275,632

Technology Hardware, Storage & Peripherals — 5.6%
Hewlett Packard Enterprise Co.	7,233	118,115
NetApp Inc.	1,219	105,456
Seagate Technology Holdings PLC	1,067	114,329
Western Digital Corp.(a)	1,853	95,874

		433,774

Trading Companies & Distributors — 1.3%
United Rentals Inc.(a)	310	99,237

Total Common Stocks — 99.9% (Cost: $7,414,792)		7,673,060

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	65,818	65,838

Total Short-Term Investments — 0.8% (Cost: $65,838)		65,838

Total Investments in Securities — 100.7% (Cost: $7,480,630)		7,738,898

Other Assets, Less Liabilities — (0.7)%		(54,898)

Net Assets — 100.0%		$ 7,684,000

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$65,842	(a)	$—	$(4)	$—	$65,838	65,818	$74	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

32	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Mid-Cap Multifactor ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,673,060	$—	$—	$7,673,060
Money Market Funds	65,838	—	—	65,838

	$7,738,898	$—	$—	$7,738,898

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI USA Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.5%
Huntington Ingalls Industries Inc.	11,463	$2,145,874
Textron Inc.	63,889	4,348,285

		6,494,159

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	37,450	3,919,143
Expeditors International of Washington Inc	48,392	5,539,916

		9,459,059

Auto Components — 0.5%
BorgWarner Inc.	68,176	2,989,517
Lear Corp.	16,990	2,842,767

		5,832,284

Automobiles — 1.8%
General Motors Co.(a)	372,006	19,615,877
Tesla Inc.(a)	1,703	1,595,234

		21,211,111

Beverages — 0.2%
Molson Coors Beverage Co., Class B	54,111	2,578,930

Biotechnology — 3.7%
Biogen Inc.(a)	42,430	9,589,180
Gilead Sciences Inc.	356,991	24,518,142
Horizon Therapeutics PLC(a)	61,130	5,705,263
Regeneron Pharmaceuticals Inc.(a)	7,138	4,344,115

		44,156,700

Building Products — 1.7%
A O Smith Corp.	37,870	2,894,025
Johnson Controls International PLC	202,776	14,735,732
Owens Corning	29,308	2,599,620

		20,229,377

Capital Markets — 3.1%
FactSet Research Systems Inc.	10,767	4,542,490
Franklin Resources Inc.	85,749	2,741,396
Invesco Ltd.	98,788	2,238,536
Raymond James Financial Inc.	52,648	5,573,844
SEI Investments Co.	34,231	2,006,279
State Street Corp.	104,101	9,837,544
T Rowe Price Group Inc.	64,612	9,978,031

		36,918,120

Chemicals — 2.4%
Celanese Corp.	31,593	4,919,346
CF Industries Holdings Inc.	61,326	4,223,522
Corteva Inc.	209,041	10,050,691
Eastman Chemical Co.	38,707	4,603,423
Mosaic Co. (The)	105,309	4,207,095

		28,004,077

Commercial Services & Supplies — 0.2%
Rollins Inc.	63,203	1,949,813

Communications Equipment — 3.3%
Cisco Systems Inc.	575,122	32,017,042
F5 Inc.(a)	17,144	3,559,437
Juniper Networks Inc.	92,436	3,218,622

		38,795,101

Consumer Finance — 0.4%
Ally Financial Inc.	102,770	4,904,184

Security	Shares	Value

Containers & Packaging — 1.0%
International Paper Co.	105,831	$5,106,346
Packaging Corp. of America	27,007	4,068,064
Sealed Air Corp.	34,392	2,335,905

		11,510,315

Distributors — 1.3%
Genuine Parts Co.	40,720	5,425,126
LKQ Corp.	79,588	4,368,585
Pool Corp.	11,425	5,441,156

		15,234,867

Diversified Telecommunication Services — 0.3%
Liberty Global PLC, Class A(a)	45,358	1,230,109
Liberty Global PLC, Class C, NVS(a)	98,808	2,671,768

		3,901,877

Electric Utilities — 1.6%
Exelon Corp.	278,409	16,133,801
NRG Energy Inc.	69,847	2,788,991

		18,922,792

Electronic Equipment, Instruments & Components — 2.0%
Arrow Electronics Inc.(a)	20,495	2,541,380
Cognex Corp.	50,239	3,338,884
IPG Photonics Corp.(a)	10,686	1,650,666
Keysight Technologies Inc.(a)	52,389	8,844,311
Zebra Technologies Corp., Class A(a)	15,207	7,742,188

		24,117,429

Entertainment — 1.4%
Electronic Arts Inc.	81,028	10,749,175
Take-Two Interactive Software Inc.(a)	33,201	5,423,051

		16,172,226

Equity Real Estate Investment Trusts (REITs) — 5.3%
AvalonBay Communities Inc.	39,748	9,707,654
Camden Property Trust	28,665	4,588,980
Duke Realty Corp.	107,753	6,225,968
Extra Space Storage Inc.	38,095	7,550,048
Mid-America Apartment Communities Inc.	33,042	6,829,121
Public Storage	44,904	16,099,431
Regency Centers Corp.	43,468	3,118,829
Weyerhaeuser Co.	213,484	8,631,158

		62,751,189

Food & Staples Retailing — 1.6%
Kroger Co. (The)	202,121	8,810,455
Walgreens Boots Alliance Inc.	209,337	10,416,609

		19,227,064

Food Products — 2.4%
Archer-Daniels-Midland Co.	159,264	11,944,800
Bunge Ltd.	40,286	3,982,674
JM Smucker Co. (The)	30,902	4,344,203
Tyson Foods Inc., Class A	83,968	7,631,852

		27,903,529

Gas Utilities — 0.6%
Atmos Energy Corp.	37,183	3,986,761
UGI Corp.	59,408	2,694,153

		6,680,914

Health Care Equipment & Supplies — 2.0%
ABIOMED Inc.(a)	12,937	3,827,670
Cooper Companies Inc. (The)	14,032	5,588,946
Hologic Inc.(a)	72,072	5,062,337

34	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
ResMed Inc.	41,477	$9,481,642

		23,960,595

Health Care Providers & Services — 4.6%
Anthem Inc.	59,058	26,043,987
DaVita Inc.(a)	19,443	2,107,038
HCA Healthcare Inc.	13,106	3,146,095
Henry Schein Inc.(a)	39,706	2,989,862
Laboratory Corp. of America Holdings(a)	27,446	7,447,747
Molina Healthcare Inc.(a)	16,601	4,822,258
Quest Diagnostics Inc.	34,815	4,700,721
Universal Health Services Inc., Class B	21,562	2,804,354

		54,062,062

Health Care Technology — 0.6%
Cerner Corp.	84,170	7,676,304

Household Durables — 2.3%
DR Horton Inc.	96,891	8,644,615
Garmin Ltd.	43,836	5,454,075
Mohawk Industries Inc.(a)	16,677	2,632,798
Newell Brands Inc.	108,749	2,524,065
PulteGroup Inc.	73,780	3,887,468
Whirlpool Corp.	17,827	3,747,057

		26,890,078

Insurance — 2.1%
Allstate Corp. (The)	84,186	10,158,725
American Financial Group Inc./OH	581	75,693
Everest Re Group Ltd.	11,336	3,212,622
Fidelity National Financial Inc.	77,056	3,879,770
Hartford Financial Services Group Inc. (The)	98,890	7,107,224

		24,434,034

Interactive Media & Services — 2.4%
Alphabet Inc., Class A(a)	423	1,144,667
Alphabet Inc., Class C, NVS(a)	8,911	24,184,187
IAC/InterActiveCorp.(a)(b)	22,530	3,076,246

		28,405,100

Internet & Direct Marketing Retail — 2.5%
Amazon.com Inc.(a)	6,372	19,061,647
eBay Inc.	185,085	11,118,056

		30,179,703

IT Services — 2.8%
Akamai Technologies Inc.(a)	46,290	5,302,520
Cognizant Technology Solutions Corp., Class A	149,651	12,783,188
EPAM Systems Inc.(a)	16,123	7,676,805
Jack Henry & Associates Inc	21,042	3,531,058
Paychex Inc.	10,129	1,192,791
Western Union Co. (The)	116,004	2,193,636

		32,679,998

Life Sciences Tools & Services — 1.8%
Bio-Rad Laboratories Inc., Class A(a)	6,335	3,799,290
Bio-Techne Corp.	11,106	4,180,409
Waters Corp.(a)	17,484	5,596,978
West Pharmaceutical Services Inc.	21,064	8,282,786

		21,859,463

Machinery — 1.3%
Cummins Inc.	40,885	9,030,679
Pentair PLC	47,159	3,004,028
Snap-on Inc.	15,349	3,196,429

		15,231,136

Security	Shares	Value

Media — 1.3%
Discovery Inc., Class A(a)(b)	48,266	$1,347,104
Discovery Inc., Class C, NVS(a)(b)	89,514	2,448,208
Fox Corp., Class A, NVS	91,948	3,734,008
Fox Corp., Class B	43,047	1,600,488
Interpublic Group of Companies Inc. (The)	111,910	3,977,281
News Corp., Class A, NVS	111,661	2,483,341

		15,590,430

Metals & Mining — 1.0%
Nucor Corp.	83,620	8,479,068
Steel Dynamics Inc.	58,035	3,222,103

		11,701,171

Multi-Utilities — 2.1%
Ameren Corp.	73,247	6,499,939
Consolidated Edison Inc.	100,619	8,698,513
Public Service Enterprise Group Inc.	143,946	9,576,727

		24,775,179

Multiline Retail — 2.1%
Target Corp.	110,737	24,409,757

Oil, Gas & Consumable Fuels — 4.0%
Coterra Energy Inc.	219,441	4,805,758
Devon Energy Corp	183,139	9,261,339
EOG Resources Inc.	166,238	18,532,212
Pioneer Natural Resources Co.	65,990	14,444,551

		47,043,860

Pharmaceuticals — 0.2%
Jazz Pharmaceuticals PLC(a)	17,458	2,425,091

Professional Services — 0.5%
Booz Allen Hamilton Holding Corp.	38,436	2,949,194
Robert Half International Inc.	31,833	3,605,406

		6,554,600

Real Estate Management & Development — 0.8%
CBRE Group Inc., Class A(a)	95,592	9,687,293

Road & Rail — 1.5%
AMERCO	2,800	1,705,060
JB Hunt Transport Services Inc.	23,992	4,619,420
Knight-Swift Transportation Holdings Inc.	44,802	2,534,897
Old Dominion Freight Line Inc.	28,027	8,462,192

		17,321,569

Semiconductors & Semiconductor Equipment — 6.8%
Intel Corp.	606,830	29,625,440
Micron Technology Inc.	320,525	26,369,592
Qorvo Inc.(a)	31,676	4,348,481
Skyworks Solutions Inc.	47,034	6,891,422
Texas Instruments Inc.	74,040	13,289,440

		80,524,375

Software — 8.4%
Bentley Systems Inc., Class B	50,106	2,012,758
Cadence Design Systems Inc.(a)	78,805	11,989,393
Citrix Systems Inc.	35,314	3,599,909
Fortinet Inc.(a)	39,528	11,749,303
Microsoft Corp.	131,745	40,970,060
NortonLifeLock Inc.	165,855	4,313,889
Oracle Corp.	305,553	24,798,681

		99,433,993

Specialty Retail — 3.3%
Advance Auto Parts Inc.	17,967	4,159,540

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
AutoZone Inc.(a)	6,138	$12,192,216
Bath & Body Works Inc.	75,448	4,230,369
Best Buy Co. Inc.	64,213	6,375,067
Tractor Supply Co.	32,564	7,109,047
Ulta Beauty Inc.(a)	14,715	5,352,434

		39,418,673

Technology Hardware, Storage & Peripherals — 7.4%
Apple Inc.	316,043	55,237,996
Hewlett Packard Enterprise Co.	372,071	6,075,919
HP Inc.	342,030	12,562,762
NetApp Inc.	63,687	5,509,562
Seagate Technology Holdings PLC	58,349	6,252,095
Western Digital Corp.(a)	28,855	1,492,958

		87,131,292

Trading Companies & Distributors — 1.9%
Fastenal Co.	163,642	9,275,229
United Rentals Inc.(a)	20,621	6,601,194
WW Grainger Inc.	12,613	6,244,822

		22,121,245

Total Common Stocks — 99.8% (Cost: $976,430,933)		1,180,472,118

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	3,137,592	$3,138,533
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	2,318,000	2,318,000

		5,456,533

Total Short-Term Investments — 0.4% (Cost: $5,456,533)		5,456,533

Total Investments in Securities — 100.2% (Cost: $981,887,466)		1,185,928,651

Other Assets, Less Liabilities — (0.2)%		(2,937,430)

Net Assets — 100.0%		$1,182,991,221

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$124,150	$3,016,271	(a)	$—		$(1,888)	$—	$3,138,533	3,137,592	$8,228	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	2,488,000	—		(170,000	)(a)	—	—	2,318,000	2,318,000	60		—

						$(1,888)	$—	$5,456,533		$8,288		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	8	03/18/22	$1,802	$(64,582)
S&P Mid 400 E-Mini Index	2	03/18/22	526	(33,954)

				$(98,536)

36	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Multifactor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$98,536

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$189,825

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(155,822)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,596,048

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,180,472,118	$—	$—	$1,180,472,118
Money Market Funds	5,456,533	—	—	5,456,533

	$1,185,928,651	$—	$—	$1,185,928,651

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(98,536)	$—	$—	$(98,536)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) January 31, 2022	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.1%
National Presto Industries Inc.	5,377	$442,258
Vectrus Inc.(a)	11,943	549,498

		991,756

Air Freight & Logistics — 0.3%
Atlas Air Worldwide Holdings Inc.(a)	7,401	594,522
Hub Group Inc., Class A(a)	34,333	2,599,695

		3,194,217

Auto Components — 0.5%
Gentherm Inc.(a)(b)	33,875	2,960,336
Standard Motor Products Inc.	20,436	978,272
XPEL Inc.(a)	16,942	1,056,503

		4,995,111

Automobiles — 0.2%
Winnebago Industries Inc.	32,630	2,105,288

Banks — 1.9%

Amalgamated Financial Corp.	14,277	242,852
Arrow Financial Corp.	16,359	578,781
Bancorp. Inc. (The)(a)	28,212	841,282
Bar Harbor Bankshares	15,279	466,621
Camden National Corp.	15,231	756,371
Capital City Bank Group Inc.	12,412	343,316
Community Trust Bancorp. Inc.	16,357	722,816
Customers Bancorp. Inc.(a)	30,840	1,797,972
First Community Bankshares Inc.	15,860	494,991
First Financial Corp./IN	11,302	507,347
First Foundation Inc.	38,950	1,018,543
First of Long Island Corp. (The)	24,164	529,433
Great Southern Bancorp. Inc.	11,095	658,377
Hilltop Holdings Inc.	66,367	2,192,102
HomeStreet Inc.	22,224	1,083,420
Independent Bank Corp./MI	20,836	510,065
Lakeland Bancorp. Inc.	51,729	979,230
Mercantile Bank Corp.	15,391	592,092
OFG Bancorp.	54,180	1,499,161
Republic Bancorp. Inc./KY, Class A	10,220	500,984
Univest Financial Corp.	29,978	903,237
Washington Trust Bancorp. Inc.	17,714	1,011,115

		18,230,108

Beverages — 0.2%
MGP Ingredients Inc.	13,462	1,018,535
National Beverage Corp.	23,848	1,065,290

		2,083,825

Biotechnology — 3.5%
2seventy bio Inc.(a)(b)	22,928	428,066
Alkermes PLC(a)	164,882	4,204,491
Anika Therapeutics Inc.(a)	14,721	468,128
Avid Bioservices Inc.(a)(b)	62,706	1,183,262
Catalyst Pharmaceuticals Inc.(a)	99,728	574,433
Celldex Therapeutics Inc.(a)	38,002	1,178,442
Eagle Pharmaceuticals Inc./DE(a)	11,347	521,281
Emergent BioSolutions Inc.(a)	49,102	2,297,974
Ideaya Biosciences Inc.(a)	27,424	454,416
Intellia Therapeutics Inc.(a)(b)	62,401	5,901,262
Ironwood Pharmaceuticals Inc.(a)(b)	158,174	1,763,640
Myriad Genetics Inc.(a)	76,989	2,024,041
Organogenesis Holdings Inc., Class A(a)	32,698	251,448

Security	Shares	Value

Biotechnology (continued)
Prothena Corp. PLC(a)	32,232	$1,098,466
United Therapeutics Corp.(a)	45,894	9,264,622
Vanda Pharmaceuticals Inc.(a)	56,711	859,739
Vericel Corp.(a)(b)	39,987	1,422,737

		33,896,448

Building Products — 0.8%
Apogee Enterprises Inc.	26,099	1,165,320
Insteel Industries Inc.	19,729	746,348
Quanex Building Products Corp.	34,234	745,959
Simpson Manufacturing Co. Inc	41,435	4,673,454

		7,331,081

Capital Markets — 5.2%
Affiliated Managers Group Inc.	42,118	6,158,073
Artisan Partners Asset Management Inc., Class A	66,274	2,863,700
B. Riley Financial Inc.	15,515	955,259
BGC Partners Inc., Class A	297,551	1,255,665
BrightSphere Investment Group Inc.	60,867	1,313,510
Cowen Inc., Class A	26,612	843,068
Diamond Hill Investment Group Inc.	3,119	582,473
Donnelley Financial Solutions Inc.(a)	30,928	1,151,140
Evercore Inc., Class A	40,525	5,058,331
Federated Hermes Inc.	94,720	3,136,179
Houlihan Lokey Inc.	51,802	5,505,517
Janus Henderson Group PLC	158,547	5,850,384
Jefferies Financial Group Inc.	214,633	7,864,153
Moelis & Co., Class A	62,367	3,521,864
Piper Sandler Cos.	18,453	2,845,822
PJT Partners Inc., Class A	23,726	1,644,686
Victory Capital Holdings Inc., Class A(b)	16,330	533,501

		51,083,325

Chemicals — 1.8%
AdvanSix Inc.	28,726	1,209,077
American Vanguard Corp.	28,336	429,857
Chase Corp.	7,706	731,145
FutureFuel Corp.	26,795	209,001
Hawkins Inc.	19,463	726,359
Koppers Holdings Inc.(a)	21,532	643,376
Olin Corp.	130,731	6,624,140
Stepan Co.	21,370	2,354,119
Trinseo PLC	31,741	1,699,413
Tronox Holdings PLC, Class A	117,772	2,673,425

		17,299,912

Commercial Services & Supplies — 1.2%
ACCO Brands Corp.	97,443	793,186
Brady Corp., Class A, NVS	49,582	2,574,298
Deluxe Corp.	43,479	1,308,718
Ennis Inc.	26,620	503,917
GEO Group Inc. (The)	123,688	832,420
Healthcare Services Group Inc.	76,322	1,388,297
Heritage-Crystal Clean Inc.(a)	16,038	458,847
HNI Corp.	44,830	1,880,170
Interface Inc.	60,357	800,334
Kimball International Inc., Class B	37,407	367,337
Matthews International Corp., Class A	32,320	1,135,078

		12,042,602

Communications Equipment — 2.0%
ADTRAN Inc.	49,623	953,258
Calix Inc.(a)	58,397	2,936,201
Cambium Networks Corp.(a)(b)	9,462	228,791

38	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Ciena Corp.(a)	158,192	$10,489,712
Clearfield Inc.(a)	11,896	766,935
Digi International Inc.(a)	34,769	776,739
NETGEAR Inc.(a)	31,134	861,478
NetScout Systems Inc.(a)	75,719	2,388,934
Ribbon Communications Inc.(a)	98,135	441,608

		19,843,656

Construction & Engineering — 0.6%
Argan Inc.	16,072	597,075
Construction Partners Inc., Class A(a)	29,521	774,631
IES Holdings Inc.(a)	9,570	471,801
MYR Group Inc.(a)	17,243	1,621,359
Primoris Services Corp.	54,920	1,412,542
Sterling Construction Co. Inc.(a)	28,692	729,064
Tutor Perini Corp.(a)	46,899	558,098

		6,164,570

Construction Materials — 0.0%
United State Lime & Minerals Inc.	2,318	293,204

Consumer Finance — 1.5%
Atlanticus Holdings Corp.(a)(b)	7,582	487,598
Curo Group Holdings Corp.	19,020	272,557
Encore Capital Group Inc.(a)	30,925	1,994,662
Enova International Inc.(a)(b)	37,688	1,518,073
Navient Corp.	171,540	2,989,942
OneMain Holdings Inc.	80,986	4,183,737
PROG Holdings Inc.(a)	67,960	2,705,487
World Acceptance Corp.(a)	4,111	776,897

		14,928,953

Containers & Packaging — 0.1%
Myers Industries Inc.	31,111	562,176

Distributors — 0.0%
Funko Inc., Class A(a)(b)	22,114	382,130

Diversified Consumer Services — 0.5%
American Public Education Inc.(a)	19,057	407,629
Graham Holdings Co., Class B	4,136	2,461,416
Perdoceo Education Corp.(a)	71,439	787,258
Stride Inc.(a)	42,515	1,491,001

		5,147,304

Diversified Financial Services — 0.1%
A-Mark Precious Metals Inc.	8,622	533,702

Diversified Telecommunication Services — 0.1%
ATN International Inc.	11,317	449,059
IDT Corp., Class B(a)	22,180	832,415

		1,281,474

Electrical Equipment — 1.7%
Acuity Brands Inc.(b)	36,489	6,988,738
Atkore Inc.(a)	47,114	5,077,947
AZZ Inc.	25,626	1,219,285
Encore Wire Corp.(b)	21,096	2,377,308
GrafTech International Ltd.	84,870	889,438

		16,552,716

Electronic Equipment, Instruments & Components — 4.9%
Avnet Inc.	101,698	4,104,531
Badger Meter Inc.	29,834	3,018,306
Benchmark Electronics Inc.	36,379	878,189
CTS Corp.	29,814	1,000,260

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
ePlus Inc.(a)(b)	27,620	$1,269,691
Fabrinet(a)	37,606	4,255,495
Insight Enterprises Inc.(a)	35,636	3,355,129
Jabil Inc.	141,595	8,706,677
Kimball Electronics Inc.(a)(b)	25,427	503,200
Knowles Corp.(a)	94,015	1,994,058
Methode Electronics Inc.	39,028	1,718,403
Napco Security Technologies Inc.(a)(b)	29,924	622,120
OSI Systems Inc.(a)	17,386	1,441,995
PC Connection Inc.	12,010	520,634
Plexus Corp.(a)	28,871	2,238,080
Sanmina Corp.(a)	66,527	2,516,051
ScanSource Inc.(a)(b)	25,991	810,399
TTM Technologies Inc.(a)	104,666	1,408,804
Vishay Intertechnology Inc.	135,631	2,808,918
Vishay Precision Group Inc.(a)	12,848	411,522
Vontier Corp.	133,783	3,760,640

		47,343,102

Energy Equipment & Services — 0.4%
Aspen Aerogels Inc.(a)(b)	27,018	802,435
Cactus Inc., Class A	59,323	2,874,793
RPC Inc.(a)	66,040	390,296

		4,067,524

Entertainment — 0.5%
Lions Gate Entertainment Corp., Class A(a)	59,483	932,694
Lions Gate Entertainment Corp., Class B, NVS(a)	122,974	1,792,961
World Wrestling Entertainment Inc., Class A	46,144	2,304,431

		5,030,086

Equity Real Estate Investment Trusts (REITs) — 2.4%
American Finance Trust Inc.	120,424	994,702
Brandywine Realty Trust	174,683	2,246,423
CorePoint Lodging Inc.(a)	41,714	655,327
Equity Commonwealth(a)	124,511	3,242,266
Franklin Street Properties Corp., Class C	104,103	577,772
Getty Realty Corp.	39,353	1,167,604
Industrial Logistics Properties Trust	66,769	1,531,013
LTC Properties Inc.	40,158	1,448,499
LXP Industrial Trust	283,819	4,226,065
One Liberty Properties Inc.	17,020	519,110
Piedmont Office Realty Trust Inc., Class A	126,868	2,253,176
Retail Opportunity Investments Corp.	124,115	2,299,851
RPT Realty	82,957	1,046,917
Saul Centers Inc.	14,443	713,195
Urstadt Biddle Properties Inc., Class A	30,707	604,621

		23,526,541

Food & Staples Retailing — 1.0%
Andersons Inc. (The)	32,326	1,231,621
Ingles Markets Inc., Class A	14,572	1,121,024
SpartanNash Co.	36,634	900,097
Sprouts Farmers Market Inc.(a)(b)	116,711	3,167,536
United Natural Foods Inc.(a)	57,606	2,233,961
Weis Markets Inc.	17,865	1,076,188

		9,730,427

Food Products — 0.3%
Fresh Del Monte Produce Inc.	36,417	1,013,485
John B Sanfilippo & Son Inc.	9,035	714,669
Seaboard Corp.	291	1,111,617

		2,839,771

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 0.0%
Star Group LP	36,378	$379,786

Health Care Equipment & Supplies — 4.2%
AngioDynamics Inc.(a)	39,304	850,146
Atrion Corp.	1,469	889,347
CONMED Corp.	29,621	4,075,257
Cutera Inc.(a)	15,545	565,993
Envista Holdings Corp.(a)(b)	164,830	7,127,249
Establishment Labs Holdings Inc.(a)(b)	19,412	1,016,024
Globus Medical Inc., Class A(a)(b)	80,024	5,340,001
Heska Corp.(a)	10,344	1,423,128
Inogen Inc.(a)	19,596	582,589
Integer Holdings Corp.(a)(b)	33,734	2,645,083
Lantheus Holdings Inc.(a)	67,196	1,707,450
LeMaitre Vascular Inc.	19,939	843,619
Meridian Bioscience Inc.(a)	41,974	875,158
Merit Medical Systems Inc.(a)	51,775	2,870,924
Natus Medical Inc.(a)	34,791	801,585
Neogen Corp.(a)	33,572	1,224,371
NuVasive Inc.(a)(b)	52,578	2,734,582
OraSure Technologies Inc.(a)(b)	73,388	649,484
Orthofix Medical Inc.(a)	20,091	610,766
STAAR Surgical Co.(a)	24,105	1,752,916
Surmodics Inc.(a)	14,143	646,052
Tactile Systems Technology Inc.(a)	20,187	318,349
Varex Imaging Corp.(a)	40,271	1,051,073

		40,601,146
Health Care Providers & Services — 5.5%
AMN Healthcare Services Inc.(a)(b)	48,306	4,895,330
Apollo Medical Holdings Inc.(a)(b)	31,109	1,601,491
Apria Inc.(a)	17,971	672,295
Chemed Corp.	16,077	7,538,666
Community Health Systems Inc.(a)	114,732	1,455,949
CorVel Corp.(a)	10,025	1,765,603
Cross Country Healthcare Inc.(a)(b)	36,896	793,633
Encompass Health Corp.	101,698	6,309,344
Fulgent Genetics Inc.(a)(b)	14,898	951,535
Hanger Inc.(a)	39,431	714,884
Joint Corp. (The)(a)	14,698	794,280
ModivCare Inc.(a)	12,877	1,492,831
National HealthCare Corp.	13,351	873,155
National Research Corp.	14,275	593,840
Owens & Minor Inc.	73,279	3,084,313
Patterson Companies Inc.	89,451	2,566,349
Premier Inc., Class A	125,489	4,796,190
Select Medical Holdings Corp.	110,029	2,555,974
Tenet Healthcare Corp.(a)	92,402	6,848,836
Tivity Health Inc.(a)	40,588	1,032,559
Triple-S Management Corp.(a)	24,261	873,153
U.S. Physical Therapy Inc.	13,193	1,276,687

		53,486,897
Health Care Technology — 1.8%
Allscripts Healthcare Solutions Inc.(a)	127,775	2,583,610
Computer Programs & Systems Inc.(a)	14,192	401,917
Evolent Health Inc., Class A(a)	89,187	2,114,624
HealthStream Inc.(a)	25,765	627,378
NextGen Healthcare Inc.(a)	58,429	1,128,264
Omnicell Inc.(a)	44,447	6,673,273
OptimizeRx Corp.(a)(b)	16,216	728,585

Security	Shares	Value

Health Care Technology (continued)
Vocera Communications Inc.(a)	35,480	$2,803,275

		17,060,926
Hotels, Restaurants & Leisure — 0.1%
Chuy’s Holdings Inc.(a)	20,146	507,881

Household Durables — 1.7%
Century Communities Inc.	31,052	2,044,774
Ethan Allen Interiors Inc.	21,860	551,091
GoPro Inc., Class A(a)	119,236	1,056,431
Green Brick Partners Inc.(a)	33,609	795,861
Hovnanian Enterprises Inc., Class A(a)	5,102	494,282
La-Z-Boy Inc.	45,296	1,662,816
M/I Homes Inc.(a)	29,962	1,587,686
Meritage Homes Corp.(a)	38,391	3,917,034
Tri Pointe Homes Inc.(a)	116,296	2,769,008
Tupperware Brands Corp.(a)	50,197	774,038
Universal Electronics Inc.(a)	13,733	487,384

		16,140,405
Household Products — 0.2%
Central Garden & Pet Co.(a)	9,818	455,457
Central Garden & Pet Co., Class A, NVS(a)	41,056	1,778,956

		2,234,413
Insurance — 3.4%
American Equity Investment Life Holding Co.	85,135	3,502,454
American National Group Inc.	8,230	1,553,742
Assured Guaranty Ltd.	74,615	3,976,233
Donegal Group Inc., Class A	14,414	206,841
Employers Holdings Inc.	27,289	1,067,000
First American Financial Corp.	112,347	8,370,975
Genworth Financial Inc., Class A(a)	480,416	1,873,622
HCI Group Inc.	6,514	442,105
Independence Holding Co.	5,238	298,304
Mercury General Corp.	28,306	1,547,206
National Western Life Group Inc., Class A	2,445	522,912
Safety Insurance Group Inc.	15,320	1,261,296
SiriusPoint Ltd.(a)	90,895	769,881
Stewart Information Services Corp.	27,489	1,963,539
Universal Insurance Holdings Inc.	31,065	535,561
Unum Group	208,903	5,301,958

		33,193,629
Interactive Media & Services — 0.8%
TrueCar Inc.(a)	87,891	302,345
Yelp Inc.(a)(b)	75,203	2,597,512
Ziff Davis Inc.(a)(b)	46,802	4,917,018

		7,816,875
Internet & Direct Marketing Retail — 0.9%
1-800-Flowers.com Inc., Class A(a)(b)	28,084	478,271
Duluth Holdings Inc., Class B(a)(b)	21,204	319,756
PetMed Express Inc.	20,734	535,559
Qurate Retail Inc., Series A	407,913	2,867,628
Revolve Group Inc.(a)	38,874	1,917,266
Shutterstock Inc.	24,345	2,360,735

		8,479,215
IT Services — 2.8%
Alliance Data Systems Corp.	48,312	3,335,460
Brightcove Inc.(a)	31,239	294,584
Concentrix Corp.	45,363	9,117,509
Conduent Inc.(a)	173,882	822,462
CSG Systems International Inc.	33,479	1,900,603

40	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
EVERTEC Inc.	62,521	$2,728,416
ExlService Holdings Inc.(a)	34,210	4,122,989
Grid Dynamics Holdings Inc.(a)(b)	41,257	1,099,499
Hackett Group Inc. (The)	25,820	494,195
Perficient Inc.(a)	33,658	3,528,032

		27,443,749
Leisure Products — 1.9%
Brunswick Corp./DE	79,224	7,192,747
Clarus Corp.	22,422	505,168
Johnson Outdoors Inc., Class A	5,917	533,832
Smith & Wesson Brands Inc.	48,969	836,390
Sturm Ruger & Co. Inc.	17,990	1,209,468
Vista Outdoor Inc.(a)	58,650	2,262,717
YETI Holdings Inc.(a)(b)	84,732	5,556,724

		18,097,046
Life Sciences Tools & Services — 0.5%
Medpace Holdings Inc.(a)(b)	29,289	5,197,626

Machinery — 1.1%
Astec Industries Inc.	21,986	1,391,494
Energy Recovery Inc.(a)(b)	37,214	728,650
Gorman-Rupp Co. (The)	18,348	735,938
Greenbrier Companies Inc. (The)	33,105	1,336,118
Hyster-Yale Materials Handling Inc.	4,929	221,263
Luxfer Holdings PLC	28,290	483,193
Mueller Industries Inc.	52,564	2,715,456
Omega Flex Inc.	3,103	440,502
REV Group Inc.	30,110	404,377
Shyft Group Inc. (The)(b)	32,514	1,363,637
Standex International Corp.	12,485	1,240,385

		11,061,013
Marine — 0.2%
Genco Shipping & Trading Ltd.	27,796	432,506
Matson Inc.	11,115	1,085,491

		1,517,997
Media — 1.3%
AMC Networks Inc., Class A(a)	28,276	1,205,406
John Wiley & Sons Inc., Class A	45,469	2,307,552
Scholastic Corp.	26,775	1,098,310
TechTarget Inc.(a)	25,875	2,146,072
TEGNA Inc.	214,657	4,155,760
Thryv Holdings Inc.(a)	20,702	671,366
WideOpenWest Inc.(a)	53,415	994,053

		12,578,519
Metals & Mining — 2.9%
Alcoa Corp.	190,990	10,831,043
Commercial Metals Co.	122,884	4,109,241
Reliance Steel & Aluminum Co.	64,894	9,920,995
Ryerson Holding Corp.	17,672	362,276
Schnitzer Steel Industries Inc., Class A	26,546	1,039,010
SunCoke Energy Inc.	84,644	579,811
Warrior Met Coal Inc.	52,533	1,376,365

		28,218,741
Mortgage Real Estate Investment — 0.2%
Ares Commercial Real Estate Corp.	45,521	668,704
Dynex Capital Inc.	30,975	498,078
Franklin BSP Realty Trust Inc.	32,460	437,236

		1,604,018

Security	Shares	Value

Multiline Retail — 0.3%
Big Lots Inc.	33,631	$1,409,475
Dillard’s Inc., Class A(b)	6,126	1,554,289

		2,963,764
Oil, Gas & Consumable Fuels — 9.6%
Alto Ingredients Inc.(a)	70,186	363,563
Antero Resources Corp.(a)	288,715	5,638,604
Arch Resources Inc.	15,623	1,478,561
Berry Corp.	57,414	498,928
Brigham Minerals Inc., Class A	46,252	1,000,893
California Resources Corp.	41,854	1,783,817
Centennial Resource Development Inc./DE, Class A(a)(b)	185,621	1,449,700
Centrus Energy Corp., Class A(a)	11,704	508,539
Chesapeake Energy Corp.	78,014	5,318,214
Civitas Resources Inc.	51,632	2,813,944
CNX Resources Corp.(a)(b)	222,723	3,302,982
CONSOL Energy Inc.(a)	33,393	725,964
Denbury Inc.(a)	51,215	3,848,295
Dorian LPG Ltd.	32,742	389,302
Green Plains Inc.(a)	38,199	1,166,597
Gulfport Energy Corp.(a)	12,639	827,223
Hess Midstream LP	34,307	1,007,254
International Seaways Inc.	24,314	354,741
Marathon Oil Corp.	805,807	15,689,062
Matador Resources Co.(b)	119,558	5,352,612
Murphy Oil Corp.	157,855	4,988,218
Oasis Petroleum Inc.	19,121	2,589,557
Ovintiv Inc.	266,856	10,354,013
PDC Energy Inc.	100,825	5,975,898
Range Resources Corp.(a)	252,247	4,855,755
Renewable Energy Group Inc.(a)	44,999	1,811,660
REX American Resources Corp.(a)(b)	5,477	528,147
SM Energy Co.	117,692	3,861,475
Whiting Petroleum Corp.(a)	39,989	2,969,183
World Fuel Services Corp.	64,915	1,831,252

		93,283,953
Paper & Forest Products — 0.9%
Clearwater Paper Corp.(a)(b)	17,020	538,172
Louisiana-Pacific Corp.	97,328	6,466,472
Schweitzer-Mauduit International Inc.	32,048	970,093
Sylvamo Corp.(a)	36,163	1,077,296

		9,052,033
Personal Products — 0.6%
Medifast Inc.	11,393	2,263,903
Nu Skin Enterprises Inc., Class A	51,243	2,469,400
USANA Health Sciences Inc.(a)(b)	12,259	1,171,715

		5,905,018
Pharmaceuticals — 2.0%
Amphastar Pharmaceuticals Inc.(a)	39,167	904,366
ANI Pharmaceuticals Inc.(a)	11,616	469,519
Antares Pharma Inc.(a)	164,578	554,628
Atea Pharmaceuticals Inc.(a)(b)	16,895	120,630
BioDelivery Sciences International Inc.(a)	85,493	312,904
Collegium Pharmaceutical Inc.(a)	32,663	583,035
Corcept Therapeutics Inc.(a)(b)	112,550	2,112,563
Innoviva Inc.(a)	63,917	1,024,590
Oramed Pharmaceuticals Inc.(a)	29,842	267,384
Organon & Co.	259,148	8,269,413
Phibro Animal Health Corp., Class A	20,740	400,282
Prestige Consumer Healthcare Inc.(a)	51,160	2,887,982

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
SIGA Technologies Inc.(a)(b)	45,945	$299,102
Supernus Pharmaceuticals Inc.(a)	54,332	1,676,142

		19,882,540
Professional Services — 1.1%
Barrett Business Services Inc.	7,705	493,120
CRA International Inc.	7,514	639,141
Heidrick & Struggles International Inc.	19,915	871,679
ICF International Inc.	19,266	1,818,518
Kelly Services Inc., Class A, NVS	34,932	596,639
Kforce Inc.	19,907	1,367,014
Korn Ferry	56,889	3,776,292
Resources Connection Inc.	31,847	555,093
TrueBlue Inc.(a)	36,292	965,367

		11,082,863
Real Estate Management & Development — 2.3%
FRP Holdings Inc.(a)	6,243	352,605
Jones Lang LaSalle Inc.(a)	51,810	12,993,430
Marcus & Millichap Inc.(a)	24,282	1,136,640
Newmark Group Inc., Class A	178,159	2,727,614
RE/MAX Holdings Inc., Class A	20,852	620,556
Realogy Holdings Corp.(a)(b)	119,147	1,965,925
RMR Group Inc. (The), Class A	15,703	502,653
St Joe Co. (The)	33,114	1,606,360
Tejon Ranch Co.(a)(b)	21,502	374,350

		22,280,133
Road & Rail — 2.1%
ArcBest Corp.	26,133	2,311,202
Heartland Express Inc.	52,663	787,838
Marten Transport Ltd.	63,522	1,060,182
Ryder System Inc.	54,967	4,023,035
Saia Inc.(a)	26,903	7,647,985
Schneider National Inc., Class B	58,016	1,485,210
Werner Enterprises Inc.	62,481	2,786,028

		20,101,480
Semiconductors & Semiconductor Equipment — 3.7%
Alpha & Omega Semiconductor Ltd.(a)	21,542	970,036
Amkor Technology Inc.	112,386	2,474,740
Axcelis Technologies Inc.(a)	34,309	2,148,086
Cirrus Logic Inc.(a)	58,866	5,264,975
Diodes Inc.(a)	45,320	4,205,243
FormFactor Inc.(a)	79,388	3,393,043
Kulicke & Soffa Industries Inc.	63,339	3,464,010
Magnachip Semiconductor Corp.(a)	42,373	753,816
NeoPhotonics Corp.(a)	51,825	796,032
Photronics Inc.(a)	63,351	1,132,716
SiTime Corp.(a)(b)	12,651	2,948,821
SMART Global Holdings Inc.(a)	17,763	1,018,886
Synaptics Inc.(a)	35,740	7,517,909

		36,088,313
Software — 2.1%
A10 Networks Inc.	58,876	871,365
Agilysys Inc.(a)	23,871	908,530
American Software Inc./GA, Class A	32,016	736,048
ChannelAdvisor Corp.(a)	30,411	642,889
CommVault Systems Inc.(a)	42,205	2,847,149
Consensus Cloud Solutions Inc.(a)	15,334	869,438
Ebix Inc.	26,815	814,908
Manhattan Associates Inc.(a)	3,729	499,201
Mitek Systems Inc.(a)(b)	43,573	713,290

Security	Shares	Value

Software (continued)
Progress Software Corp.	44,727	$2,035,526
SPS Commerce Inc.(a)	36,625	4,536,006
Teradata Corp.(a)	111,501	4,497,950
Xperi Holding Corp.	56,408	951,603

		20,923,903
Specialty Retail — 8.0%
Aaron’s Co. Inc. (The)	33,303	705,025
Abercrombie & Fitch Co., Class A(a)	62,893	2,452,827
Academy Sports & Outdoors Inc.(a)(b)	86,418	3,361,660
America’s Car-Mart Inc./TX(a)	6,702	636,154
Asbury Automotive Group Inc.(a)	21,987	3,539,247
AutoNation Inc.(a)(b)	47,564	5,184,476
Boot Barn Holdings Inc.(a)	30,197	2,777,218
Buckle Inc. (The)	30,542	1,149,601
Camping World Holdings Inc., Class A	41,897	1,390,980
Children’s Place Inc. (The)(a)(b)	14,239	1,007,409
Citi Trends Inc.(a)	8,983	437,652
Container Store Group Inc. (The)(a)(b)	33,494	341,639
Dick’s Sporting Goods Inc.	66,332	7,654,713
Foot Locker Inc.	95,256	4,256,038
Genesco Inc.(a)(b)	14,472	930,984
Group 1 Automotive Inc.	17,548	2,979,826
Haverty Furniture Companies Inc.	16,500	487,080
Hibbett Inc.	16,357	1,008,409
LL Flooring Holdings Inc.(a)(b)	29,462	425,431
MarineMax Inc.(a)	22,217	1,045,532
Murphy USA Inc.	25,082	4,932,626
ODP Corp. (The)(a)	54,504	2,410,712
Penske Automotive Group Inc.	32,833	3,336,818
Rent-A-Center Inc./TX	61,138	2,576,967
Sally Beauty Holdings Inc.(a)	115,520	1,983,478
Shoe Carnival Inc.	18,788	641,798
Signet Jewelers Ltd.	53,833	4,636,636
Sleep Number Corp.(a)	24,143	1,726,224
Sonic Automotive Inc., Class A	22,762	1,161,090
Sportsman’s Warehouse Holdings Inc.(a)	44,769	490,668
TravelCenters of America Inc.(a)	12,621	575,265
Williams-Sonoma Inc.	65,392	10,498,032
Winmark Corp.	2,964	638,505
Zumiez Inc.(a)(b)	22,404	1,007,060

		78,387,780
Technology Hardware, Storage & Peripherals — 0.6%
Avid Technology Inc.(a)	34,944	1,095,844
Super Micro Computer Inc.(a)	41,367	1,676,191
Xerox Holdings Corp.	155,055	3,273,211

		6,045,246
Textiles, Apparel & Luxury Goods — 1.3%
Crocs Inc.(a)(b)	63,770	6,544,077
G-III Apparel Group Ltd.(a)	44,488	1,208,739
Kontoor Brands Inc.	49,767	2,453,016
Movado Group Inc.	15,976	592,230
Oxford Industries Inc.	17,271	1,422,958

		12,221,020
Thrifts & Mortgage Finance — 1.1%
Hingham Institution For Savings (The)	1,535	595,319
MGIC Investment Corp.	346,807	5,264,530
Radian Group Inc.	189,663	4,246,555
TrustCo Bank Corp. NY	18,315	620,879
Waterstone Financial Inc.	21,769	444,523

42	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Small-Cap Multifactor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
WSFS Financial Corp.	1	$52

		11,171,858

Tobacco — 0.1%
Universal Corp./VA	25,110	1,366,737

Trading Companies & Distributors — 2.1%
Boise Cascade Co.	40,195	2,822,493
Global Industrial Co.	13,458	470,492
GMS Inc.(a)	39,329	2,012,858
H&E Equipment Services Inc.	33,192	1,381,783
Herc Holdings Inc.	21,209	3,402,984
McGrath RentCorp.	24,710	1,883,149
Rush Enterprises Inc., Class A	44,104	2,329,573
Rush Enterprises Inc., Class B	5,740	291,248
Triton International Ltd.	68,889	4,162,273
Veritiv Corp.(a)	14,477	1,347,519

		20,104,372

Wireless Telecommunication Services — 0.2%
Telephone and Data Systems Inc.	98,835	1,956,933
U.S. Cellular Corp.(a)	13,702	419,555

		2,376,488

Total Common Stocks — 99.4% (Cost: $825,431,319)		970,338,392

Security	Shares	Value

Short-Term Investments

Money Market Funds — 5.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(c)(d)(e)	41,903,951	$41,916,522
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	7,070,000	7,070,000

		48,986,522

Total Short-Term Investments — 5.0% (Cost: $48,977,289)		48,986,522

Total Investments in Securities — 104.4% (Cost: $874,408,608)		1,019,324,914

Other Assets, Less Liabilities — (4.4)%		(42,996,645)

Net Assets — 100.0%		$976,328,269

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$38,591,999	$3,333,526	(a)	$—	$(7,445)	$(1,558)	$41,916,522	41,903,951	$34,999	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	6,340,000	730,000	(a)	—	—	—	7,070,000	7,070,000	212		—

					$(7,445)	$(1,558)	$48,986,522		$35,211		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-Mini Index	9	03/18/22	$911	$(93,757)
S&P Mid 400 E-Mini Index	3	03/18/22	789	(47,547)

				$(141,304)

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Small-Cap Multifactor ETF

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage

Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$749,529	$54,255	(c)	$719,548	0.1%
	Monthly	HSBC Bank PLC(d)	02/10/23	2,065,018	23,546	(e)	2,126,215	0.2
	Monthly	JPMorgan Chase Bank NA(f)	02/08/23	1,392,684	(71,839	)(g)	1,331,812	0.1

					$5,962		$4,177,575

(a)

The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.

(c)	Amount includes $84,236 of net dividends and financing fees.
(e)	Amount includes $(37,651) of net dividends, payable for referenced securities purchased and financing fees.
(g)	Amount includes $(10,967) of net dividends, payable for referenced securities purchased and financing fees.

The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(f)
Range:	65 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

44	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Small-Cap Multifactor ETF

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA as of January 31, 2022 expiration 2/27/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Bancorp. Inc. (The)(a)	68	$2,028	0.3%
HomeStreet Inc.	772	37,635	5.2
Hope Bancorp Inc.	6,747	113,012	15.7
OFG Bancorp.	295	8,163	1.2
Preferred Bank/Los Angeles	1,107	86,412	12.0

		247,250

Commercial Services & Supplies
GEO Group Inc. (The)	4,153	27,950	3.9

Equity Real Estate Investment Trusts (REITs)
Getty Realty Corp.	91	2,700	0.4

Insurance
Employers Holdings Inc.	1,639	64,085	8.9
Genworth Financial Inc., Class A(a)	7,402	28,868	4.0

		92,953

Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	3,252	99,316	13.8
Oasis Petroleum Inc.	1,331	180,257	25.0

		279,573

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	2,039	69,122	9.6

Total Reference Entity — Long		719,548

Net Value of Reference Entity — Goldman Sachs Bank USA		$719,548

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank PLC as of January 31, 2022 expiration 2/10/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Bancorp. Inc. (The)(a)	893	$26,629	1.2%
Hope Bancorp Inc.	115,964	1,942,397	91.4

		1,969,026

	Shares	Value	% of Basket Value

Commercial Services & Supplies
GEO Group Inc. (The)	4,151	$27,936	1.3

Equity Real Estate Investment Trusts (REITs)
Getty Realty Corp.	1,371	40,678	1.9

Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	2,181	66,608	3.1

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	648	21,967	1.1

Total Reference Entity — Long		2,126,215

Net Value of Reference Entity — HSBC Bank PLC		$2,126,215

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA as of January 31, 2022 expiration 2/8/2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks
Hope Bancorp Inc.	2,953	$49,463	3.7%
Preferred Bank/Los Angeles	14,181	1,106,969	83.1

		1,156,432

Commercial Services & Supplies
GEO Group Inc. (The)	3,537	23,804	1.8

Insurance
Genworth Financial Inc., Class A(a)	30,985	120,842	9.1

Oil, Gas & Consumable Fuels
Green Plains Inc.(a)	670	20,462	1.5

Thrifts & Mortgage Finance
TrustCo Bank Corp. NY	303	10,272	0.8

Total Reference Entity — Long		1,331,812

Net Value of Reference Entity — JPMorgan Chase Bank NA		$1,331,812

(a)	Non-income producing security.

Balances Reported in the Statements of Assets and Liabilities for Total Return Swaps

	Premiums Paid	Premiums Received	Unrealized Appreciation	Unrealized Depreciation

Total Return Swaps	$—	$—	$77,801	$(71,839)

S C H E D U L E O F I N V E S T M E N T S	45

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Small-Cap Multifactor ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums paid	$77,801

Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts(a)	$141,304
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums received	$71,839

$213,143

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the period ended January 31, 2022, the effect of derivative financial instruments in the Statements of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$(299,105)
Swaps	1,458,601

$1,159,496

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(138,409)
Swaps	(69,491)

$(207,900)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,679,438
Total return swaps:
Average notional value	$4,334,142

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities

Derivative Financial Instruments:
Futures contracts	$—	$141,304
Swaps - OTC(a)	77,801	71,839

Total derivative assets and liabilities in the Statement of Assets and Liabilities	77,801	213,143
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	(141,304)

Total derivative assets and liabilities subject to an MNA	77,801	71,839

(a)	Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums (paid/received) in the Statements of Assets and Liabilities.

46	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) January 31, 2022	iShares® MSCI USA Small-Cap Multifactor ETF

The following tables present the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets(a)
Goldman Sachs Bank USA	$54,255	$—	$—	$—	$54,255
HSBC Bank PLC	23,546	—	—	—	23,546

	$77,801	$—	$—	$—	$77,801

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged	Net Amount of Derivative Liabilities(b)
JPMorgan Chase Bank NA	$71,839	$—	$—	$—	$71,839

(a)	Net amount represents the net amount receivable from the counterparty in the event of default.
(b)	Net amount represents the net amount payable due to the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$970,338,392	$—	$—	$970,338,392
Money Market Funds	48,986,522	—	—	48,986,522

	$1,019,324,914	$—	$—	$1,019,324,914

Derivative financial instruments(a)
Assets
Swaps	$—	$77,801	$—	$77,801
Liabilities
Futures Contracts	(141,304)	—	—	(141,304)
Swaps	—	(71,839)	—	(71,839)

	$(141,304)	$5,962	$—	$(135,342)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Statements of Assets and Liabilities (unaudited)

January 31, 2022

	iShares MSCI Global Multifactor ETF	iShares MSCI Intl Multifactor ETF	iShares MSCI Intl Small-Cap Multifactor ETF	iShares MSCI USA Mid-Cap Multifactor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$143,626,941	$887,687,319	$199,437,895	$7,673,060
Affiliated(c)	919,037	2,052,903	1,882,371	65,838
Cash	2,515	414	7,676	8,986
Foreign currency, at value(d)	131,775	1,134,108	234,039	—
Cash pledged:
Futures contracts	9,000	—	—	—
Foreign currency collateral pledged:
Futures contracts(e)	—	280,257	72,295	—
Receivables:
Investments sold	1,453,055	22,442,965	298,262	—
Securities lending income — Affiliated	289	389	2,546	30
Variation margin on futures contracts	5,460	75,473	9,346	—
Capital shares sold	—	898,668	—	—
Dividends	126,339	843,290	177,227	3,421
Tax reclaims	38,368	1,433,869	110,691	—

Total assets	146,312,779	916,849,655	202,232,348	7,751,335

LIABILITIES
Collateral on securities loaned, at value	869,602	1,743,140	1,822,690	65,841
Deferred foreign capital gain tax	98,614	—	—	—
Payables:
Investments purchased	1,332,295	23,457,233	—	—
Investment advisory fees	44,043	230,059	69,520	1,494

Total liabilities	2,344,554	25,430,432	1,892,210	67,335

NET ASSETS	$143,968,225	$891,419,223	$200,340,138	$7,684,000

NET ASSETS CONSIST OF:
Paid-in capital	$129,173,114	$974,945,738	$179,957,484	$7,019,702
Accumulated earnings (loss)	14,795,111	(83,526,515)	20,382,654	664,298

NET ASSETS	$143,968,225	$891,419,223	$200,340,138	$7,684,000

Shares outstanding	3,900,000	32,000,000	5,800,000	200,000

Net asset value	$36.91	$27.86	$34.54	$38.42

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$884,189	$1,672,943	$1,777,244	$66,269
(b) Investments, at cost — Unaffiliated	$127,328,604	$803,933,671	$175,886,587	$7,414,792
(c) Investments, at cost — Affiliated	$918,965	$2,053,001	$1,881,934	$65,838
(d) Foreign currency, at cost	$132,029	$1,130,242	$233,730	$—
(e) Foreign currency collateral pledged, at cost	$—	$291,154	$74,436	$—

See notes to financial statements.

48	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

January 31, 2022

	iShares MSCI USA Multifactor ETF	iShares MSCI USA Small-Cap Multifactor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,180,472,118	$970,338,392
Affiliated(c)	5,456,533	48,986,522
Cash	3,905	—
Cash pledged:
Futures contracts	124,000	137,000
Receivables:
Investments sold	—	996,075
Securities lending income — Affiliated	2,154	5,163
Variation margin on futures contracts	44,006	49,160
Dividends	237,306	349,449
Unrealized appreciation on:
OTC swaps	—	77,801

Total assets	1,186,340,022	1,020,939,562

LIABILITIES
Bank overdraft	—	104,122
Collateral on securities loaned, at value	3,140,421	41,930,402
Payables:
Capital shares redeemed	—	2,227,340
Investment advisory fees	208,380	277,590
Unrealized depreciation on:
OTC swaps	—	71,839

Total liabilities	3,348,801	44,611,293

NET ASSETS	$1,182,991,221	$976,328,269

NET ASSETS CONSIST OF:
Paid-in capital	$993,800,368	$815,562,156
Accumulated earnings	189,190,853	160,766,113

NET ASSETS	$1,182,991,221	$976,328,269

Shares outstanding	27,000,000	18,300,000

Net asset value	$43.81	$53.35

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$3,263,363	$42,144,281

(b) Investments, at cost — Unaffiliated	$976,430,933	$825,431,319

(c) Investments, at cost — Affiliated	$5,456,533	$48,977,289

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Operations (unaudited)

Six Months Ended January 31, 2022

	iShares MSCI Global Multifactor ETF	iShares MSCI Intl Multifactor ETF	iShares MSCI Intl Small-Cap Multifactor ETF	iShares MSCI USA Mid-Cap Multifactor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,359,172	$13,902,780	$2,936,925	$41,714
Dividends — Affiliated	6	12	4	—
Securities lending income — Affiliated — net	9,721	167,996	25,081	74
Foreign taxes withheld	(70,850)	(823,586)	(223,151)	—

Total investment income	1,298,049	13,247,202	2,738,859	41,788

EXPENSES
Investment advisory fees	246,223	1,377,272	411,085	7,595
Commitment fees	591	—	—	—
Miscellaneous	217	217	217	—
Interest expense	333	—	—	—

Total expenses	247,364	1,377,489	411,302	7,595

Net investment income	1,050,685	11,869,713	2,327,557	34,193

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated(a)	(274,502)	5,732,456	127,624	(94,003)
Investments — Affiliated	(113)	(138)	(259)	(4)
In-kind redemptions — Unaffiliated	3,983,259	—	4,731,557	496,454
Futures contracts	10,413	114,698	45,061	—
Foreign currency transactions	(1,223)	(304,241)	(46,348)	—

Net realized gain	3,717,834	5,542,775	4,857,635	402,447

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(b)	(7,662,838)	(60,408,840)	(17,661,394)	(403,935)
Investments — Affiliated	(7)	(94)	(152)	—
Futures contracts	9,274	33,024	(2,771)	—
Foreign currency translations	(328)	(53,310)	(14,451)	—

Net change in unrealized appreciation (depreciation)	(7,653,899)	(60,429,220)	(17,678,768)	(403,935)

Net realized and unrealized loss	(3,936,065)	(54,886,445)	(12,821,133)	(1,488)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,885,380)	$(43,016,732)	$(10,493,576)	$32,705

(a) Net of foreign capital gain tax and capital gain tax refund, if applicable	$(45,734)	$—	$305	$—
(b) Net of reduction in deferred foreign capital gain tax of	$21,882	$—	$—	$—

See notes to financial statements.

50	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended January 31, 2022

	iShares MSCI USA Multifactor ETF	iShares MSCI USA Small-Cap Multifactor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$8,893,880	$7,173,467
Dividends — Affiliated	60	212
Securities lending income — Affiliated — net	8,228	34,999
Foreign taxes withheld	—	(1,550)

Total investment income	8,902,168	7,207,128

EXPENSES
Investment advisory fees	1,225,441	1,630,266
Miscellaneous	217	217

Total expenses	1,225,658	1,630,483

Net investment income	7,676,510	5,576,645

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(19,539,754)	(18,112,960)
Investments — Affiliated	(1,888)	(7,445)
In-kind redemptions — Unaffiliated	67,395,965	76,219,171
Futures contracts	189,825	(299,105)
Swaps	—	1,458,601

Net realized gain	48,044,148	59,258,262

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(46,786,698)	(88,321,297)
Investments — Affiliated	—	(1,558)
Futures contracts	(155,822)	(138,409)
Swaps	—	(69,491)

Net change in unrealized appreciation (depreciation)	(46,942,520)	(88,530,755)

Net realized and unrealized gain (loss)	1,101,628	(29,272,493)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,778,138	$(23,695,848)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Changes in Net Assets

	iShares MSCI Global Multifactor ETF		iShares MSCI Intl Multifactor ETF
	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,050,685	$1,935,087	$11,869,713	$26,269,749
Net realized gain	3,717,834	8,942,210	5,542,775	52,637,996
Net change in unrealized appreciation (depreciation)	(7,653,899)	15,360,776	(60,429,220)	158,185,152

Net increase (decrease) in net assets resulting from operations	(2,885,380)	26,238,073	(43,016,732)	237,092,897

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(1,582,278)	(1,828,740)	(27,339,536)	(28,041,263)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	14,972,658	(5,569,014)	63,965,001	(221,453,861)

NET ASSETS
Total increase (decrease) in net assets	10,505,000	18,840,319	(6,391,267)	(12,402,227)
Beginning of period	133,463,225	114,622,906	897,810,490	910,212,717

End of period	$143,968,225	$133,463,225	$891,419,223	$897,810,490

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

52	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares MSCI Intl Small-Cap Multifactor ETF		iShares MSCI USA Mid-Cap Multifactor ETF
	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,327,557	$3,663,763	$34,193	$37,016
Net realized gain	4,857,635	6,686,176	402,447	578,079
Net change in unrealized appreciation (depreciation)	(17,678,768)	36,389,516	(403,935)	518,343

Net increase (decrease) in net assets resulting from operations	(10,493,576)	46,739,455	32,705	1,133,438

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(5,617,016)	(4,357,227)	(32,350)	(35,421)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	21,631,625	30,163,833	2,060,210	1,845,390

NET ASSETS
Total increase in net assets	5,521,033	72,546,061	2,060,565	2,943,407
Beginning of period	194,819,105	122,273,044	5,623,435	2,680,028

End of period	$200,340,138	$194,819,105	$7,684,000	$5,623,435

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets (continued)

	iShares MSCI USA Multifactor ETF		iShares MSCI USA Small-Cap Multifactor ETF
	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited)	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,676,510	$11,104,819	$5,576,645	$6,701,924
Net realized gain	48,044,148	75,403,464	59,258,262	56,429,952
Net change in unrealized appreciation (depreciation)	(46,942,520)	190,471,099	(88,530,755)	214,602,815

Net increase (decrease) in net assets resulting from operations	8,778,138	276,979,382	(23,695,848)	277,734,691

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(8,214,336)	(10,121,156)	(8,600,316)	(8,908,479)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	86,951,088	(3,635,649)	(7,816,271)	207,504,975

NET ASSETS
Total increase (decrease) in net assets	87,514,890	263,222,577	(40,112,435)	476,331,187
Beginning of period	1,095,476,331	832,253,754	1,016,440,704	540,109,517

End of period	$1,182,991,221	$1,095,476,331	$976,328,269	$1,016,440,704

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

54	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares MSCI Global Multifactor ETF
	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$38.13		$29.39	$29.23	$30.57	$27.77	$23.58

Net investment income(a)	0.29		0.66	0.57	0.66	0.62	0.61
Net realized and unrealized gain (loss)(b)	(1.09)		8.73	0.28	(1.36)	2.74	4.06

Net increase (decrease) from investment operations	(0.80)		9.39	0.85	(0.70)	3.36	4.67

Distributions(c)
From net investment income	(0.42)		(0.65)	(0.69)	(0.64)	(0.56)	(0.48)

Total distributions	(0.42)		(0.65)	(0.69)	(0.64)	(0.56)	(0.48)

Net asset value, end of period	$36.91		$38.13	$29.39	$29.23	$30.57	$27.77

Total Return(d)
Based on net asset value	(2.13	)%(e)	32.16%	2.90%	(2.10)%	12.14%	19.97%

Ratios to Average Net Assets(f)
Total expenses	0.35	%(g)	0.35%	0.35%	0.35%	0.35%	0.37%

Total expenses after fees waived	0.35	%(g)	0.35%	0.35%	0.35%	0.35%	0.36%

Net investment income	1.49	%(g)	1.92%	2.00%	2.30%	2.05%	2.38%

Supplemental Data
Net assets, end of period (000)	$143,968		$133,463	$114,623	$112,537	$67,250	$23,601

Portfolio turnover rate(h)	27	%(e)	48%	43%	43%	46%	31%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Intl Multifactor ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$30.13		$23.89	$25.68	$28.29	$27.06	$23.32

Net investment income(a)	0.38		0.79	0.60	0.86	0.83	0.69
Net realized and unrealized gain (loss)(b)		(1.78)	6.35	(1.61)	(2.66)	1.28	3.65

Net increase (decrease) from investment operations		(1.40)	7.14	(1.01)	(1.80)	2.11	4.34

Distributions(c)
From net investment income		(0.87)	(0.90)	(0.78)	(0.81)	(0.88)	(0.60)

Total distributions		(0.87)	(0.90)	(0.78)	(0.81)	(0.88)	(0.60)

Net asset value, end of period	$27.86		$30.13	$23.89	$25.68	$28.29	$27.06

Total Return(d)
Based on net asset value	(4.67	)%(e)	29.97%	(4.03)%	(6.26)%	7.84%	18.84%

Ratios to Average Net Assets(f)
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.34%

Total expenses after fees waived	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.32%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	N/A	0.30%	N/A	N/A

Net investment income	2.59	%(g)	2.89%	2.44%	3.31%	2.88%	2.81%

Supplemental Data
Net assets, end of period (000)	$891,419		$897,810	$910,213	$1,271,005	$981,627	$248,937

Portfolio turnover rate(h)	25	%(e)	45%	40%	44%	39%	45%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI Intl Small-Cap Multifactor ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$37.47		$28.44	$28.88	$31.73	$29.27	$25.26

Net investment income(a)	0.42		0.78	0.68	0.77	0.65	0.69
Net realized and unrealized gain (loss)(b)		(2.35)	9.15	(0.32)	(2.97)	2.49	3.98

Net increase (decrease) from investment operations		(1.93)	9.93	0.36	(2.20)	3.14	4.67

Distributions(c)
From net investment income		(1.00)	(0.90)	(0.80)	(0.65)	(0.68)	(0.66)

Total distributions		(1.00)	(0.90)	(0.80)	(0.65)	(0.68)	(0.66)

Net asset value, end of period	$34.54		$37.47	$28.44	$28.88	$31.73	$29.27

Total Return(d)
Based on net asset value	(5.17	)%(e)	35.22%	1.16%	(6.80)%	10.75%	18.91%

Ratios to Average Net Assets(f)
Total expenses	0.40	%(g)	0.40%	0.40%	0.40%	0.40%	0.44%

Net investment income	2.26	%(g)	2.31%	2.44%	2.67%	2.03%	2.57%

Supplemental Data
Net assets, end of period (000)	$200,340		$194,819	$122,273	$77,964	$44,417	$17,563

Portfolio turnover rate(h)	26	%(e)	47%	47%	45%	44%	44%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Mid-Cap Multifactor ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Period From 06/04/19(a) to 07/31/19

Net asset value, beginning of period	$37.49		$26.80	$27.21	$25.57

Net investment income(b)	0.22		0.34	0.39	0.07
Net realized and unrealized gain (loss)(c)	0.93		10.68	(0.36)	1.57

Net increase from investment operations	1.15		11.02	0.03	1.64

Distributions(d)
From net investment income		(0.22)	(0.33)	(0.44)	—

Total distributions		(0.22)	(0.33)	(0.44)	—

Net asset value, end of period	$38.42		$37.49	$26.80	$27.21

Total Return(e)
Based on net asset value	3.05	%(f)	41.42%	0.23%	6.41	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.25	%(h)	0.25%	0.25%	0.25	%(h)

Net investment income	1.13	%(h)	1.04%	1.52%	1.66	%(h)

Supplemental Data
Net assets, end of period (000)	$7,684		$5,623	$2,680	$2,721

Portfolio turnover rate(i)	28	%(f)	49%	45%	1	%(f)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Multifactor ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$43.64		$32.57	$32.13	$33.01	$29.24	$25.04

Net investment income(a)	0.28		0.46	0.57	0.58	0.55	0.54
Net realized and unrealized gain (loss)(b)	0.19		11.03	0.50	(0.55)	3.76	4.12

Net increase from investment operations	0.47		11.49	1.07	0.03	4.31	4.66

Distributions(c)
From net investment income		(0.30)	(0.42)	(0.63)	(0.91)	(0.54)	(0.46)

Total distributions		(0.30)	(0.42)	(0.63)	(0.91)	(0.54)	(0.46)

Net asset value, end of period	$43.81		$43.64	$32.57	$32.13	$33.01	$29.24

Total Return(d)
Based on net asset value	1.06	%(e)	35.53%	3.50%	0.38%	14.87%	18.76%

Ratios to Average Net Assets(f)
Total expenses	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.23%

Total expenses after fees waived	0.20	%(g)	0.20%	0.20%	0.20%	0.20%	0.21%

Net investment income	1.25	%(g)	1.20%	1.79%	1.84%	1.73%	1.94%

Supplemental Data
Net assets, end of period (000)	$1,182,991		$1,095,476	$832,254	$1,049,184	$1,117,224	$543,871

Portfolio turnover rate(h)	21	%(e)	43%	42%	45%	46%	49%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares MSCI USA Small-Cap Multifactor ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Year Ended 07/31/20	Year Ended 07/31/19	Year Ended 07/31/18	Year Ended 07/31/17

Net asset value, beginning of period	$54.65		$37.38	$40.96	$42.97	$36.56	$31.38

Net investment income(a)	0.29		0.42	0.49	0.53	0.43	0.33
Net realized and unrealized gain (loss)(b)		(1.15)	17.43	(3.53)	(2.04)	6.38	5.16

Net increase (decrease) from investment operations		(0.86)	17.85	(3.04)	(1.51)	6.81	5.49

Distributions(c)
From net investment income		(0.44)	(0.58)	(0.54)	(0.50)	(0.40)	(0.31)

Total distributions		(0.44)	(0.58)	(0.54)	(0.50)	(0.40)	(0.31)

Net asset value, end of period	$53.35		$54.65	$37.38	$40.96	$42.97	$36.56

Total Return(d)
Based on net asset value	(1.59	)%(e)	48.13%	(7.39)%	(3.45)%	18.73%	17.57%

Ratios to Average Net Assets(f)
Total expenses	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.34%

Total expenses after fees waived	0.30	%(g)	0.30%	0.30%	0.30%	0.30%	0.32%

Net investment income	1.03	%(g)	0.87%	1.31%	1.31%	1.07%	0.94%

Supplemental Data
Net assets, end of period (000)	$976,328		$1,016,441	$540,110	$258,075	$161,132	$49,354

Portfolio turnover rate(h)	24	%(e)	46%	48%	45%	46%	90%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Not annualized.
(f)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification

MSCI Global Multifactor	Diversified
MSCI Intl Multifactor	Diversified
MSCI Intl Small-Cap Multifactor	Diversified
MSCI USA Mid-Cap Multifactor	Non-diversified
MSCI USA Multifactor	Diversified
MSCI USA Small-Cap Multifactor	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of January 31, 2022, if any, are disclosed in the Statements of Assets and Liabilities.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts and swaps) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and record cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
•

Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

62	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI Global Multifactor
Barclays Bank PLC	$465,348	$459,692		$—	$(5,656	)(b)
BofA Securities, Inc.	282,986	277,532		—	(5,454	)(b)
J.P. Morgan Securities LLC	135,855	131,813		—	(4,042	)(b)

	$884,189	$869,037		$—	$(15,152)

MSCI Intl Multifactor
BofA Securities, Inc.	$590,613	$590,613		$—	$—
HSBC Bank PLC	30,221	30,221		—	—
Macquarie Bank Ltd.	1,052,109	1,052,109		—	—

	$1,672,943	$1,672,943		$—	$—

MSCI Intl Small-Cap Multifactor
BofA Securities, Inc.	$373,757	$373,757		$—	$—
Citigroup Global Markets, Inc.	28,876	28,876		—	—
Credit Suisse Securities (USA) LLC	945,483	945,483		—	—
Macquarie Bank Ltd.	427,516	427,516		—	—
SG Americas Securities LLC	1,612	1,612		—	—

	$1,777,244	$1,777,244		$—	$—

MSCI USA Mid-Cap Multifactor
Barclays Bank PLC	$25,545	$25,450		$—	$(95	)(b)
Citigroup Global Markets, Inc.	23,193	23,017		—	(176	)(b)
Goldman Sachs & Co. LLC	17,531	17,370		—	(161	)(b)

	$66,269	$65,837		$—	$(432)

MSCI USA Multifactor
Barclays Bank PLC	$1,120,600	$1,114,017		$—	$(6,583	)(b)
BNP Paribas SA	1,775,020	1,659,751		—	(115,269	)(b)
Citigroup Global Markets, Inc.	362,635	359,689		—	(2,946	)(b)
SG Americas Securities LLC	5,108	5,075		—	(33	)(b)

	$3,263,363	$3,138,532		$—	$(124,831)

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

MSCI USA Small-Cap Multifactor
Barclays Bank PLC	$821,657	$812,200		$—	$(9,457	)(b)
BofA Securities, Inc.	5,777,679	5,515,822		—	(261,857	)(b)
Citigroup Global Markets, Inc.	6,368,727	6,341,529		—	(27,198	)(b)
Goldman Sachs & Co. LLC	6,553,757	6,553,757		—	—
J.P. Morgan Securities LLC	5,175,867	4,965,696		—	(210,171	)(b)
Jefferies LLC	132,804	132,804		—	—
National Financial Services LLC	2,660,268	2,585,977		—	(74,291	)(b)
SG Americas Securities LLC	757,091	745,784		—	(11,307	)(b)
State Street Bank & Trust Co.	246,482	240,815		—	(5,667	)(b)
Toronto Dominion Bank	10,807,713	10,807,713		—	—
UBS AG	1,644,256	1,579,958		—	(64,298	)(b)
Wells Fargo Bank N.A.	942,019	942,019		—	—
Wells Fargo Securities LLC	255,961	253,705		—	(2,256	)(b)

	$42,144,281	$41,477,779		$—	$(666,502)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

The market value of the loaned securities is determined as of January 31, 2022. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Total return swaps are entered into by the iShares MSCI USA Small-Cap Multifactor ETF to obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.

Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of

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Notes to Financial Statements (unaudited) (continued)

the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.

Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of the Fund and cash collateral received from the counterparty, if any, is reported separately in the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Fund. Any additional required collateral is delivered to/pledged by the Fund on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Fund from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stands ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
MSCI Global Multifactor	0.35%
MSCI Intl Multifactor	0.30
MSCI Intl Small-Cap Multifactor	0.40
MSCI USA Mid-Cap Multifactor	0.25
MSCI USA Multifactor	0.20
MSCI USA Small-Cap Multifactor	0.30

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For the iShares MSCI Global Multifactor ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2025 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

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Notes to Financial Statements (unaudited) (continued)

For six months ended January 31, 2022, there were no fees waived by BFA pursuant to this arrangement.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each of iShares MSCI USA Mid-Cap Multifactor ETF, iShares MSCI USA Multifactor ETF and iShares MSCI USA Small-Cap Multifactor ETF (the “Group 1 Funds”), retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Pursuant to the current securities lending agreement, each of iShares MSCI Global Multifactor ETF, iShares MSCI Intl Multifactor ETF and iShares MSCI Intl Small-Cap Multifactor ETF (the “Group 2 Funds”), retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Prior to January 1, 2022, each Group 1 Fund retained 77% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. Each Group 2 Fund retained 82% of securities lending income (which excludes collateral investment fees) and the amount retained was not less than 70% of the total of securities lending income plus the collateral investment fees. In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across the iShares ETF Complex in a calendar year exceeded a specified threshold: (1) each Group 1 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees, and (2) each Group 2 Fund, pursuant to the securities lending agreement, retained for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended January 31, 2022, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
MSCI Global Multifactor	$2,295
MSCI Intl Multifactor	37,113
MSCI Intl Small-Cap Multifactor	5,907
MSCI USA Mid-Cap Multifactor	28
MSCI USA Multifactor	3,378
MSCI USA Small-Cap Multifactor	14,922

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

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Notes to Financial Statements (unaudited) (continued)

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
MSCI Global Multifactor	$13,953,754	$10,666,946	$782,233
MSCI Intl Multifactor	70,966,282	38,735,219	(1,361,203)
MSCI Intl Small-Cap Multifactor	2,208,621	5,188,956	790,815
MSCI USA Mid-Cap Multifactor	514,133	582,139	(25,127)
MSCI USA Multifactor	112,450,776	129,529,906	(7,146,762)
MSCI USA Small-Cap Multifactor	7,666,108	13,674,240	(2,152,226)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended January 31, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales
MSCI Global Multifactor	$41,316,275	$37,635,217
MSCI Intl Multifactor	224,552,483	220,711,444
MSCI Intl Small-Cap Multifactor	59,241,059	51,939,910
MSCI USA Mid-Cap Multifactor	1,717,561	1,699,747
MSCI USA Multifactor	250,299,471	250,264,916
MSCI USA Small-Cap Multifactor	250,476,789	256,808,919

For the six months ended January 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
MSCI Global Multifactor	$24,619,773	$13,479,041
MSCI Intl Multifactor	52,157,611	—
MSCI Intl Small-Cap Multifactor	19,589,854	7,153,112
MSCI USA Mid-Cap Multifactor	3,964,638	1,923,891
MSCI USA Multifactor	292,888,646	205,919,962
MSCI USA Small-Cap Multifactor	215,246,637	216,277,675

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
MSCI Global Multifactor	$4,907,863
MSCI Intl Multifactor	157,398,068
MSCI Intl Small-Cap Multifactor	4,542,317
MSCI USA Multifactor	62,264,903
MSCI USA Small-Cap Multifactor	39,237,676

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Notes to Financial Statements (unaudited) (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
MSCI Global Multifactor	$128,601,154	$19,900,218	$(3,949,145)	$15,951,073
MSCI Intl Multifactor	822,146,545	125,607,752	(58,009,994)	67,597,758
MSCI Intl Small-Cap Multifactor	180,621,663	33,494,061	(12,798,856)	20,695,205
MSCI USA Mid-Cap Multifactor	7,483,020	404,554	(148,676)	255,878
MSCI USA Multifactor	982,923,265	224,343,322	(21,436,472)	202,906,850
MSCI USA Small-Cap Multifactor	875,347,816	182,896,337	(39,054,581)	143,841,756

9.	LINE OF CREDIT

The iShares MSCI Global Multifactor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $300 million credit agreement (“Credit Agreement”) with State Street Bank and Trust Company, which expires on October 15, 2021. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Credit Agreement sets specific sub limits on aggregate borrowings based on two tiers of Participating Funds: $300 million with respect to the funds within Tier 1, including the Fund, and $200 million with respect to Tier 2. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Credit Agreement. The Credit Agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Credit Agreement. The Credit Agreement was terminated on August 12, 2021.

Effective August 13, 2021, the iShares MSCI Global Multifactor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”) with a group of lenders, which expires on August 12, 2022. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR rate (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit Agreement.

For the six months ended January 31, 2022, the maximum amount borrowed, the average daily borrowing and the weighted average interest rate, if any, under the Credit Agreement and Syndicated Credit Agreement were as follows:

iShares ETF	Maximum Amount Borrowed	Average Borrowing	Weighted Average Interest Rates
MSCI Global Multifactor	$1,814,200	$59,159	1.10%

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

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Notes to Financial Statements (unaudited) (continued)

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.

The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in issuers located in a single country or a limited number of countries. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Unanticipated or sudden political or social developments may cause uncertainty in the markets and as a result adversely affect the Fund’s investments. Foreign issuers may not be subject to the same uniform accounting, auditing and financial reporting standards and practices as used in the United States. Foreign securities markets may also be more volatile and less liquid than U.S. securities and may be less subject to governmental supervision not typically associated with investing in U.S. securities. Investment percentages in specific countries are presented in the Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries as well as acts of war in the region. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Funds’ investments.

Responses to the financial problems by European governments, central banks and others, including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructurings by governments and others of their debt could have additional adverse effects on economies, financial markets and asset valuations around the world. The United Kingdom has withdrawn from the European Union, and one or more other countries may withdraw from the European Union and/or abandon the Euro, the common currency of the European Union. The impact of these actions, especially if they occur in a disorderly fashion, is not clear but could be significant and far reaching. In addition, Russia launched a large-scale invasion of Ukraine on February 24, 2022. The extent and duration of the military action, resulting sanctions and resulting future market disruptions in the region are impossible to predict, but could be significant and have a severe adverse effect on the region, including significant negative impacts on the economy and the markets for certain securities and commodities, such as oil and natural gas, as well as other sectors.

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Notes to Financial Statements (unaudited) (continued)

Certain Funds invest a significant portion of their assets in securities of issuers located in Asia or with significant exposure to Asian issuers or countries. The Asian financial markets have recently experienced volatility and adverse trends due to concerns in several Asian countries regarding monetary policy, government intervention in the markets, rising government debt levels or economic downturns. These events may spread to other countries in Asia and may affect the value and liquidity of certain of the Funds’ investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/22		Year Ended 07/31/21
iShares ETF	Shares	Amount	Shares	Amount
MSCI Global Multifactor
Shares sold	800,000	$30,533,495	850,000	$31,730,641
Shares redeemed	(400,000)	(15,560,837)	(1,250,000)	(37,299,655)

Net increase (decrease)	400,000	$14,972,658	(400,000)	$(5,569,014)

MSCI Intl Multifactor
Shares sold	2,200,000	$63,965,001	—	$12,077
Shares redeemed	—	—	(8,300,000)	(221,465,938)

Net increase (decrease)	2,200,000	$63,965,001	(8,300,000)	$(221,453,861)

MSCI Intl Small-Cap Multifactor
Shares sold	800,000	$28,716,029	1,000,000	$33,521,503
Shares redeemed	(200,000)	(7,084,404)	(100,000)	(3,357,670)

Net increase	600,000	$21,631,625	900,000	$30,163,833

MSCI USA Mid-Cap Multifactor
Shares sold	100,000	$3,978,765	100,000	$3,703,836
Shares redeemed	(50,000)	(1,918,555)	(50,000)	(1,858,446)

Net increase	50,000	$2,060,210	50,000	$1,845,390

MSCI USA Multifactor
Shares sold	6,600,000	$293,794,837	3,250,000	$129,318,511
Shares redeemed	(4,700,000)	(206,843,749)	(3,700,000)	(132,954,160)

Net increase (decrease)	1,900,000	$86,951,088	(450,000)	$(3,635,649)

MSCI USA Small-Cap Multifactor
Shares sold	3,950,000	$221,787,928	7,950,000	$398,014,342
Shares redeemed	(4,250,000)	(229,604,199)	(3,800,000)	(190,509,367)

Net increase (decrease)	(300,000)	$(7,816,271)	4,150,000	$207,504,975

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also

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Notes to Financial Statements (unaudited) (continued)

pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares MSCI Global Multifactor ETF, iShares MSCI Intl Multifactor ETF, iShares MSCI Intl Small-Cap Multifactor ETF, iShares MSCI USA Mid-Cap Multifactor ETF, iShares MSCI USA Multifactor ETF and iShares MSCI USA Small-Cap Multifactor ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Supplemental Information (unaudited)

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
MSCI Global Multifactor(a)	$0.391953	$—	$0.024436	$0.416389	94%	—%	6%	100%
MSCI Intl Multifactor(a)	0.863117	—	0.008806	0.871923	99	—	1	100
MSCI Intl Small-Cap Multifactor(a)	0.864783	—	0.136779	1.001562	86	—	14	100
MSCI USA Mid-Cap Multifactor(a)	0.192812	—	0.022856	0.215668	89	—	11	100
MSCI USA Multifactor(a)	0.243846	—	0.053844	0.297690	82	—	18	100
MSCI USA Small-Cap Multifactor(a)	0.375272	—	0.068333	0.443605	85	—	15	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

SUPPLEMENTAL INFORMATION	73

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

PJSC	Public Joint Stock Company

REIT	Real Estate Investment Trust

Counterparty Abbreviations

HSBC	HSBC Bank PLC

GLOSSARY OF TERMS USED IN THIS REPORT	75

Want to know more?

iShares.com  |   1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-110-0122

JANUARY 31, 2022

2022 Semi-Annual Report (Unaudited)

iShares Trust

•	iShares ESG Aware Aggressive Allocation ETF | EAOA | Cboe BZX

•	iShares ESG Aware Conservative Allocation ETF | EAOK | Cboe BZX

•	iShares ESG Aware Growth Allocation ETF | EAOR | Cboe BZX

•	iShares ESG Aware Moderate Allocation ETF | EAOM | Cboe BZX

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of January 31, 2022 saw a continuation of the resurgent growth that followed the initial coronavirus (or “COVID-19”) pandemic reopening, albeit at a slower pace. The global economy weathered the emergence of several variant strains and the resulting peaks and troughs in infections amid optimism that increasing vaccinations and economic adaptation could help contain the pandemic’s disruptions. Continued growth meant that the U.S. economy regained and then surpassed its pre-pandemic output. However, rapid changes in consumer spending led to supply constraints and elevated inflation.

Equity prices were mixed, as persistently high inflation drove investors’ expectations for higher interest rates, which particularly weighed on relatively high valuation growth stocks and economically sensitive small-capitalization stocks. Overall, small-capitalization U.S. stocks declined slightly, while large-capitalization U.S. stocks posted a strong advance. International equities from developed markets also gained, although emerging market stocks declined, pressured by rising interest rates and a strengthening U.S. dollar.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) rose significantly during the reporting period as the economy expanded rapidly and inflation reached its highest annualized reading in decades. In the corporate bond market, the improving economy assuaged credit concerns and led to positive returns for high-yield corporate bonds, outpacing the modest negative return of investment-grade corporate bonds.

The U.S. Federal Reserve (the “Fed”) maintained accommodative monetary policy during the reporting period by keeping near-zero interest rates. However, the Fed’s tone shifted late in the period, as it reduced its bond-buying program and raised the prospect of higher rates in 2022. Continued high inflation and the Fed’s new tone led many analysts to anticipate that the Fed will raise interest rates multiple times throughout the year.

Looking ahead, however, the horrific war in Ukraine has significantly clouded the outlook for the global economy. Sanctions on Russia and general wartime disruption are likely to drive already-high commodity prices even further upwards, and we have already seen spikes in energy and metal markets. While this will exacerbate inflationary pressure, it could also constrain economic growth, making the Fed’s way forward less clear. Its challenge will be combating inflation without stifling a recovery that is now facing additional supply shocks.

In this environment, we favor an overweight to equities, as we believe low interest rates and continued economic growth will support further gains, albeit likely more modest than what we saw in 2021. Sectors that are better poised to manage the transition to a lower-carbon world, such as technology and health care, are particularly attractive in the long term. U.S. and other developed-market equities have room for further growth, while we believe Chinese equities stand to gain from a more accommodative monetary and fiscal environment. We are underweight long-term credit, but inflation-protected U.S. Treasuries, Asian fixed income, and emerging market local-currency bonds offer potential opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit iShares.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock, Inc.

Rob Kapito

President, BlackRock, Inc.

Total Returns as of January 31, 2022
	6-Month	12-Month

U.S. large cap equities (S&P 500® Index)	3.44%	23.29%

U.S. small cap equities (Russell 2000® Index)	(8.41)	(1.21)

International equities (MSCI Europe, Australasia, Far East Index)	(3.43)	7.03

Emerging market equities (MSCI Emerging Markets Index)	(4.59)	(7.23)

3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.01	0.04

U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(3.87)	(4.43)

U.S. investment grade bonds (Bloomberg U.S. Aggregate Bond Index)	(3.17)	(2.97)

Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.56)	(1.22)

U.S. high yield bonds (Bloomberg U.S. Corporate High Yield 2% Issuer Capped Index)	(1.55)	2.05

Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of January 31, 2022	iShares® ESG Aware Aggressive Allocation ETF

Investment Objective

The iShares ESG Aware Aggressive Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent an aggressive risk profile, as represented by the BlackRock ESG Aware Aggressive Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(1.18)%	9.65%	19.25%	9.65%	33.49%
Fund Market	(1.15)	9.47	19.29	9.47	33.57
Index	(1.12)	9.74	19.47	9.74	33.72

The inception date of the Fund was 6/12/20. The first day of secondary market trading was 6/18/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$ 1,000.00	$ 988.20	$ 0.10		$ 1,000.00	$ 1,025.10	$ 0.10		0.02%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments	(a)
Domestic Equity	52.0%
International Equity	27.6
Domestic Fixed Income	20.4

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares ESG Aware MSCI USA ETF	46.6%
iShares ESG Aware U.S. Aggregate Bond ETF	20.4
iShares ESG Aware MSCI EAFE ETF	18.9
iShares ESG Aware MSCI EM ETF	8.7
iShares ESG Aware MSCI USA Small-Cap ETF	5.4

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2022	iShares® ESG Aware Conservative Allocation ETF

Investment Objective

The iShares ESG Aware Conservative Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent a conservative risk profile, as represented by the BlackRock ESG Aware Conservative Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	(2.47)%	1.77%	6.13%	1.77%	10.26%
Fund Market	(2.47)	1.69	6.16	1.69	10.30
Index	(2.44)	1.83	6.24	1.83	10.40

The inception date of the Fund was 6/12/20. The first day of secondary market trading was 6/18/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$ 1,000.00	$ 975.30	$ 0.30		$ 1,000.00	$ 1,024.90	$ 0.31		0.06%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments	(a)
Domestic Fixed Income	70.5%
Domestic Equity	19.3
International Equity	10.2

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares ESG Aware U.S. Aggregate Bond ETF	70.5%
iShares ESG Aware MSCI USA ETF	17.3
iShares ESG Aware MSCI EAFE ETF	7.0
iShares ESG Aware MSCI EM ETF	3.2
iShares ESG Aware MSCI USA Small-Cap ETF	2.0

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of January 31, 2022	iShares® ESG Aware Growth Allocation ETF

Investment Objective

The iShares ESG Aware Growth Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent a growth risk profile, as represented by the BlackRock ESG Aware Growth Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(1.59)%	6.56%	13.96%	6.56%	23.92%
Fund Market	(1.59)	6.41	13.98	6.41	23.96
Index	(1.64)	6.63	14.13	6.63	24.10

The inception date of the Fund was 6/12/20. The first day of secondary market trading was 6/18/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$ 1,000.00	$ 984.10	$ 0.20		$ 1,000.00	$ 1,025.00	$ 0.20		0.04%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments	(a)
Domestic Fixed Income	40.6%
Domestic Equity	38.8
International Equity	20.6

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares ESG Aware U.S. Aggregate Bond ETF	40.5%
iShares ESG Aware MSCI USA ETF	34.8
iShares ESG Aware MSCI EAFE ETF	14.1
iShares ESG Aware MSCI EM ETF	6.5
iShares ESG Aware MSCI USA Small-Cap ETF	4.1

(a)	Excludes money market funds.

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Fund Summary as of January 31, 2022	iShares® ESG Aware Moderate Allocation ETF

Investment Objective

The iShares ESG Aware Moderate Allocation ETF (the “Fund”) seeks to track the investment results of an index composed of a portfolio of underlying equity and fixed income funds with positive environmental, social and governance characteristics intended to represent a moderate risk profile, as represented by the BlackRock ESG Aware Moderate Allocation Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns

	6 Months	1 Year	Since Inception	1 Year	Since Inception

Fund NAV	(2.20)%	3.39%	8.72%	3.39%	14.71%
Fund Market	(2.16)	3.28	8.75	3.28	14.75
Index	(2.17)	3.45	8.86	3.45	14.87

The inception date of the Fund was 6/12/20. The first day of secondary market trading was 6/18/20.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 8 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Beginning Account Value (08/01/21)	Ending Account Value (01/31/22)	Expenses Paid During the Period	(a)(b)	Annualized Expense Ratio	(a)

$ 1,000.00	$ 978.00	$ 0.25		$ 1,000.00	$ 1,025.00	$ 0.26		0.05%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (365 days). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Shareholder Expenses” on page 8 for more information.

Portfolio Information

ALLOCATION BY ASSET CLASS

Asset Class	Percent of Total Investments	(a)
Domestic Fixed Income	60.5%
Domestic Equity	25.8
International Equity	13.7

FIVE LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
iShares ESG Aware U.S. Aggregate Bond ETF	60.6%
iShares ESG Aware MSCI USA ETF	23.1
iShares ESG Aware MSCI EAFE ETF	9.3
iShares ESG Aware MSCI EM ETF	4.3
iShares ESG Aware MSCI USA Small-Cap ETF	2.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

About Fund Performance

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2) ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.

The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in a Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

8	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® ESG Aware Aggressive Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 52.0%
iShares ESG Aware MSCI USA ETF(a)	98,148	$9,953,189
iShares ESG Aware MSCI USA Small-Cap ETF(a)	31,239	1,163,340

		11,116,529

Domestic Fixed Income — 20.3%
iShares ESG Aware U.S. Aggregate Bond ETF(a)	80,942	4,353,870

International Equity — 27.6%
iShares ESG Aware MSCI EAFE ETF(a)	52,746	4,031,904
iShares ESG Aware MSCI EM ETF(a)	46,801	1,867,360

		5,899,264

Total Investment Companies — 99.9% (Cost: $20,773,593)		21,369,663

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	10,000	$10,000

Total Short-Term Investments — 0.1% (Cost: $10,000)		10,000

Total Investments in Securities — 100.0% (Cost: $20,783,593)		21,379,663

Other Assets, Less Liabilities — 0.0%		1,833

Net Assets — 100.0%		$21,381,496

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$20,000	$—	$(10,000	)(a)	$—	$—	$10,000	10,000	$1	$—
iShares ESG Aware MSCI EAFE ETF	3,969,646	759,497	(525,407)		122,703	(294,535)	4,031,904	52,746	59,039	—
iShares ESG Aware MSCI EM ETF	1,811,160	327,982	(161,754)		(11,160)	(98,868)	1,867,360	46,801	38,827	—
iShares ESG Aware MSCI USA ETF	9,231,931	1,840,936	(1,158,534)		388,650	(349,794)	9,953,189	98,148	59,448	—
iShares ESG Aware MSCI USA Small-Cap ETF	1,109,388	209,368	(76,569)		30,270	(109,117)	1,163,340	31,239	6,345	—
iShares ESG Aware U.S. Aggregate Bond ETF	3,990,925	689,674	(162,664)		(4,244)	(159,821)	4,353,870	80,942	21,914	—

					$526,219	$(1,012,135)	$21,379,663		$185,574	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$21,369,663	$—	$—	$21,369,663
Money Market Funds	10,000	—	—	10,000

	$21,379,663	$—	$—	$21,379,663

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) January 31, 2022	iShares® ESG Aware Conservative Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 19.2%
iShares ESG Aware MSCI USA ETF(a)	73,707	$7,474,627
iShares ESG Aware MSCI USA Small-Cap ETF(a)	23,460	873,651

		8,348,278

Domestic Fixed Income — 70.4%
iShares ESG Aware U.S. Aggregate Bond ETF(a)	567,328	30,516,573

International Equity — 10.2%
iShares ESG Aware MSCI EAFE ETF(a)	39,611	3,027,865
iShares ESG Aware MSCI EM ETF(a)	35,146	1,402,325

		4,430,190

Total Investment Companies — 99.8% (Cost: $44,662,739)		43,295,041

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	80,000	$80,000

Total Short-Term Investments — 0.2% (Cost: $80,000)		80,000

Total Investments in Securities — 100.0% (Cost: $44,742,739)		43,375,041

Other Assets, Less Liabilities — 0.0%		313

Net Assets — 100.0%		$43,375,354

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$80,000	(a)	$—	$—	$—	$80,000	80,000	$2	$—
iShares ESG Aware MSCI EAFE ETF	412,200	3,025,960		(252,942)	(2,061)	(155,292)	3,027,865	39,611	44,385	—
iShares ESG Aware MSCI EM ETF	191,386	1,389,942		(93,896)	(8,527)	(76,580)	1,402,325	35,146	29,193	—
iShares ESG Aware MSCI USA ETF	962,310	7,524,855		(948,600)	205,146	(269,084)	7,474,627	73,707	44,855	—
iShares ESG Aware MSCI USA Small-Cap ETF	116,722	1,262,577		(447,720)	31,564	(89,492)	873,651	23,460	4,789	—
iShares ESG Aware U.S. Aggregate Bond ETF	3,903,609	28,127,012		(484,299)	(12,072)	(1,017,677)	30,516,573	567,328	134,182	—

					$214,050	$(1,608,125)	$43,375,041		$257,406	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$43,295,041	$—	$—	$43,295,041
Money Market Funds	80,000	—	—	80,000

	$43,375,041	$—	$—	$43,375,041

See notes to financial statements.

10	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) January 31, 2022	iShares® ESG Aware Growth Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 38.8%
iShares ESG Aware MSCI USA ETF(a)	31,342	$3,178,392
iShares ESG Aware MSCI USA Small-Cap ETF(a)	9,976	371,506

		3,549,898

Domestic Fixed Income — 40.5%
iShares ESG Aware U.S. Aggregate Bond ETF(a)	68,926	3,707,530

International Equity — 20.6%
iShares ESG Aware MSCI EAFE ETF(a)	16,844	1,287,555
iShares ESG Aware MSCI EM ETF(a)	14,945	596,306

		1,883,861

Total Investment Companies — 99.9% (Cost: 18,544,544)		9,141,289

Total Investments in Securities — 99.9% (Cost: $8,544,544)		9,141,289

Other Assets, Less Liabilities — 0.1%		8,499

Net Assets — 100.0%		$9,149,788

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$370,000	$—	$(370,000	)(b)	$—	$—	$—	—	$1	$—
iShares ESG Aware MSCI EAFE ETF	1,213,688	233,576	(106,656)		1,136	(54,189)	1,287,555	16,844	18,860	—
iShares ESG Aware MSCI EM ETF	563,602	109,896	(39,838)		(1,610)	(35,744)	596,306	14,945	12,404	—
iShares ESG Aware MSCI USA ETF	2,775,397	555,095	(164,365)		2,677	9,588	3,178,392	31,342	18,173	—
iShares ESG Aware MSCI USA Small-Cap ETF	325,664	70,850	—		—	(25,008)	371,506	9,976	1,930	—
iShares ESG Aware U.S. Aggregate Bond ETF	2,562,736	1,273,273	—		—	(128,479)	3,707,530	68,926	17,714	—

					$2,203	$(233,832)	$9,141,289		$69,082	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$9,141,289	$—	$—	$9,141,289

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) January 31, 2022	iShares® ESG Aware Moderate Allocation ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Domestic Equity — 25.7%
iShares ESG Aware MSCI USA ETF(a)	12,780	$1,296,020
iShares ESG Aware MSCI USA Small-Cap ETF(a)	4,068	151,492

		1,447,512

Domestic Fixed Income — 60.3%
iShares ESG Aware U.S. Aggregate Bond ETF(a)	63,239	3,401,626

International Equity — 13.6%
iShares ESG Aware MSCI EAFE ETF(a)	6,868	524,990
iShares ESG Aware MSCI EM ETF(a)	6,094	243,150

		768,140

Total Investment Companies — 99.6% (Cost: $5,765,375)		5,617,278

Security	Shares	Value

Short-Term Investments

Money Market pFunds — 0.4%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(a)(b)	20,000	$20,000

Total Short-Term Investments — 0.4% (Cost: $20,000)		20,000

Total Investments in Securities — 100.0% (Cost: $5,785,375)		5,637,278

Other Assets, Less Liabilities — 0.0%		2,314

Net Assets — 100.0%		$5,639,592

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended January 31, 2022 for purposes of
Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/21	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/22	Shares Held at 01/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Treasury, SL Agency Shares	$—	$20,000	(a)	$—	$—	$—	$20,000	20,000	$—	$—
iShares ESG Aware MSCI EAFE ETF	570,445	368,547		(393,755)	72,437	(92,684)	524,990	6,868	7,696	—
iShares ESG Aware MSCI EM ETF	264,909	66,530		(73,132)	(6,196)	(8,961)	243,150	6,094	5,062	—
iShares ESG Aware MSCI USA ETF	1,331,832	928,237		(979,811)	264,645	(248,883)	1,296,020	12,780	8,164	—
iShares ESG Aware MSCI USA Small-Cap ETF	161,526	92,706		(93,851)	29,698	(38,587)	151,492	4,068	876	—
iShares ESG Aware U.S. Aggregate Bond ETF	3,473,067	856,877		(795,015)	(17,911)	(115,392)	3,401,626	63,239	18,314	—

					$342,673	$(504,507)	$5,637,278		$40,112	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Investment Companies	$5,617,278	$—	$—	$5,617,278
Money Market Funds	20,000	—	—	20,000

	$5,637,278	$—	$—	$5,637,278

See notes to financial statements.

12	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

January 31, 2022

	iShares ESG Aware Aggressive Allocation ETF	iShares ESG Aware Conservative Allocation ETF	iShares ESG Aware Growth Allocation ETF	iShares ESG Aware Moderate Allocation ETF

ASSETS
Investments in securities, at value:
Affiliated(a)	$21,379,663	$43,375,041	$9,141,289	$5,637,278
Cash	2,215	2,476	8,778	2,558
Receivables:
Securities lending income — Affiliated	5	2	3	2

Total assets	21,381,883	43,377,519	9,150,070	5,639,838

LIABILITIES
Payables:
Investment advisory fees	387	2,165	282	246

Total liabilities	387	2,165	282	246

NET ASSETS	$21,381,496	$43,375,354	$9,149,788	$5,639,592

NET ASSETS CONSIST OF:
Paid-in capital	$20,261,955	$44,540,764	$8,555,706	$5,452,718
Accumulated earnings (loss)	1,119,541	(1,165,410)	594,082	186,874

NET ASSETS	$21,381,496	$43,375,354	$9,149,788	$5,639,592

Shares outstanding	650,000	1,600,000	300,000	200,000

Net asset value	$32.89	$27.11	$30.50	$28.20

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Investments, at cost — Affiliated	$20,783,593	$44,742,739	$8,544,544	$5,785,375

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	13

Statements of Operations (unaudited)

Six Months Ended January 31, 2022

	iShares ESG Aware Aggressive Allocation ETF	iShares ESG Aware Conservative Allocation ETF	iShares ESG Aware Growth Allocation ETF	iShares ESG Aware Moderate Allocation ETF

INVESTMENT INCOME
Dividends — Affiliated	$185,574	$257,406	$69,082	$40,112

Total investment income	185,574	257,406	69,082	40,112

EXPENSES
Investment advisory fees	19,232	34,012	7,924	5,292

Total expenses	19,232	34,012	7,924	5,292

Less:
Investment advisory fees waived	(17,028)	(23,095)	(6,354)	(3,808)

Total expenses after fees waived	2,204	10,917	1,570	1,484

Net investment income	183,370	246,489	67,512	38,628

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Affiliated	(14,815)	(22,661)	2,203	(24,077)
In-kind redemptions — Affiliated	541,034	236,711	—	366,750

Net realized gain	526,219	214,050	2,203	342,673

Net change in unrealized appreciation (depreciation) on:
Investments — Affiliated	(1,012,135)	(1,608,125)	(233,832)	(504,507)

Net change in unrealized appreciation (depreciation)	(1,012,135)	(1,608,125)	(233,832)	(504,507)

Net realized and unrealized loss	(485,916)	(1,394,075)	(231,629)	(161,834)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(302,546)	$(1,147,586)	$(164,117)	$(123,206)

See notes to financial statements.

14	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares ESG Aware Aggressive Allocation ETF		iShares ESG Aware Conservative Allocation ETF

	Six Months Ended 01/31/22 (unaudited )	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited )	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$183,370	$158,493	$246,489	$56,942
Net realized gain	526,219	442,494	214,050	190,927
Net change in unrealized appreciation (depreciation)	(1,012,135)	1,424,458	(1,608,125)	142,098

Net increase (decrease) in net assets resulting from operations	(302,546)	2,025,445	(1,147,586)	389,967

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(186,118)	(160,003)	(245,740)	(61,043)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,729,509	14,264,094	39,174,340	1,372,773

NET ASSETS
Total increase in net assets	1,240,845	16,129,536	37,781,014	1,701,697
Beginning of period	20,140,651	4,011,115	5,594,340	3,892,643

End of period	$21,381,496	$20,140,651	$43,375,354	$5,594,340

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statements of Changes in Net Assets (continued)

	iShares ESG Aware Growth Allocation ETF		iShares ESG Aware Moderate Allocation ETF

	Six Months Ended 01/31/22 (unaudited )	Year Ended 07/31/21	Six Months Ended 01/31/22 (unaudited )	Year Ended 07/31/21

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$67,512	$74,095	$38,628	$60,441
Net realized gain	2,203	164,855	342,673	258,057
Net change in unrealized appreciation (depreciation)	(233,832)	677,321	(504,507)	234,426

Net increase (decrease) in net assets resulting from operations	(164,117)	916,271	(123,206)	552,924

DISTRIBUTIONS TO SHAREHOLDERS(a)
Decrease in net assets resulting from distributions to shareholders	(71,280)	(76,617)	(43,464)	(64,015)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,574,184	3,006,428	(4,036)	1,404,219

NET ASSETS
Total increase (decrease) in net assets	1,338,787	3,846,082	(170,706)	1,893,128
Beginning of period	7,811,001	3,964,919	5,810,298	3,917,170

End of period	$9,149,788	$7,811,001	$5,639,592	$5,810,298

(a) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

16	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares ESG Aware Aggressive Allocation ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Period From 06/12/20 to 07/31/20	(a)

Net asset value, beginning of period	$33.57		$26.74	$25.32

Net investment income(b)	0.29		0.49	0.10
Net realized and unrealized gain (loss)(c)		(0.68)	6.78	1.44

Net increase (decrease) from investment operations		(0.39)	7.27	1.54

Distributions(d)
From net investment income		(0.29)	(0.44)	(0.12)

Total distributions		(0.29)	(0.44)	(0.12)

Net asset value, end of period	$32.89		$33.57	$26.74

Total Return(e)
Based on net asset value	(1.18	)%(f)	27.32%	6.10	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%	0.18	%(h)

Total expenses after fees waived	0.02	%(h)	0.02%	0.03	%(h)

Net investment income	1.72	%(h)	1.53%	2.74%

Supplemental Data
Net assets, end of period (000)	$21,381		$20,141	$4,011

Portfolio turnover rate(i)	2	%(f)	5%	0	%(f)(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 0.01%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	17

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware Conservative Allocation ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Period From 06/12/20 to 07/31/20	(a)

Net asset value, beginning of period	$27.97		$25.95	$25.14

Net investment income(b)	0.18		0.33	0.06
Net realized and unrealized gain (loss)(c)		(0.87)	2.05	0.82

Net increase (decrease) from investment operations		(0.69)	2.38	0.88

Distributions(d)
From net investment income		(0.17)	(0.36)	(0.07)
Return of capital	—		—	(0.00	)(e)

Total distributions		(0.17)	(0.36)	(0.07)

Net asset value, end of period	$27.11		$27.97	$25.95

Total Return(f)
Based on net asset value	(2.47	)%(g)	9.23%	3.50	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.18	%(i)	0.18%	0.18	%(i)

Total expenses after fees waived	0.06	%(i)	0.06%	0.06	%(i)

Net investment income	1.30	%(i)	1.21%	1.63%

Supplemental Data
Net assets, end of period (000)	$43,375		$5,594	$3,893

Portfolio turnover rate(j)	2	%(g)	4%	0	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

18	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware Growth Allocation ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Period From 06/12/20 to 07/31/20	(a)

Net asset value, beginning of period	$31.24		$26.43	$25.25

Net investment income(b)	0.24		0.40	0.08
Net realized and unrealized gain (loss)(c)		(0.73)	4.81	1.20

Net increase (decrease) from investment operations		(0.49)	5.21	1.28

Distributions(d)
From net investment income		(0.25)	(0.40)	(0.10)

Total distributions		(0.25)	(0.40)	(0.10)

Net asset value, end of period	$30.50		$31.24	$26.43

Total Return(e)
Based on net asset value	(1.59	)%(f)	19.83%	5.08	%(f)

Ratios to Average Net Assets(g)
Total expenses	0.18	%(h)	0.18%	0.18	%(h)

Total expenses after fees waived	0.04	%(h)	0.03%	0.04	%(h)

Net investment income	1.53	%(h)	1.37%	2.29%

Supplemental Data
Net assets, end of period (000)	$9,150		$7,811	$3,965

Portfolio turnover rate(i)	4	%(f)	15%	0	%(f)(j)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Where applicable, assumes the reinvestment of distributions.
(f)	Not annualized.
(g)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.
(j)	Rounds to less than 0.01%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares ESG Aware Moderate Allocation ETF

	Six Months Ended 01/31/22 (unaudited)		Year Ended 07/31/21	Period From 06/12/20 to 07/31/20	(a)

Net asset value, beginning of period	$29.05		$26.11	$25.18

Net investment income(b)	0.19		0.35	0.06
Net realized and unrealized gain (loss)(c)		(0.82)	2.96	0.95

Net increase (decrease) from investment operations		(0.63)	3.31	1.01

Distributions(d)
From net investment income		(0.22)	(0.37)	(0.08)
Return of capital	—		—	(0.00	)(e)

Total distributions		(0.22)	(0.37)	(0.08)

Net asset value, end of period	$28.20		$29.05	$26.11

Total Return(f)
Based on net asset value	(2.20	)%(g)	12.76%	4.02	%(g)

Ratios to Average Net Assets(h)
Total expenses	0.18	%(i)	0.18%	0.18	%(i)

Total expenses after fees waived	0.05	%(i)	0.05%	0.05	%(i)

Net investment income	1.31	%(i)	1.25%	1.82%

Supplemental Data
Net assets, end of period (000)	$5,640		$5,810	$3,917

Portfolio turnover rate(j)	15	%(g)	4%	0	%(g)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)	Rounds to less than $0.01.
(f)	Where applicable, assumes the reinvestment of distributions.
(g)	Not annualized.
(h)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(i)	Annualized.
(j)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

20	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):

iShares ETF	Diversification Classification
ESG Aware Aggressive Allocation	Diversified
ESG Aware Conservative Allocation	Diversified
ESG Aware Growth Allocation	Diversified
ESG Aware Moderate Allocation	Diversified

Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the “underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.

If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

22	2 0 2 2 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.

For each of the iShares ESG Aware Aggressive Allocation, iShares ESG Aware Conservative Allocation, iShares ESG Aware Growth Allocation and iShares ESG Aware Moderate Allocation ETFs, BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2025, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.

These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended January 31, 2022, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:

iShares ETF	Amounts waived

ESG Aware Aggressive Allocation	$17,028
ESG Aware Conservative Allocation	23,095
ESG Aware Growth Allocation	6,354
ESG Aware Moderate Allocation	3,808

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended January 31, 2022, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales	Net Realized Gain (Loss)
ESG Aware Conservative Allocation	$72,412	$—	$—
ESG Aware Growth Allocation	—	72,408	1,262

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended January 31, 2022, purchases and sales of investments, excluding short-term investments and in-kind transactions, were as follows:

iShares ETF	Purchases	Sales

ESG Aware Aggressive Allocation	$386,414	$366,358
ESG Aware Conservative Allocation	817,121	831,138
ESG Aware Growth Allocation	671,014	310,857
ESG Aware Moderate Allocation	859,579	877,242

For the six months ended January 31, 2022, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

ESG Aware Aggressive Allocation	$3,441,045	$1,718,571
ESG Aware Conservative Allocation	40,513,225	1,396,320
ESG Aware Growth Allocation	1,571,674	—
ESG Aware Moderate Allocation	1,453,318	1,458,322

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2022, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2021, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

ESG Aware Conservative Allocation	$12,511
ESG Aware Growth Allocation	1,098
ESG Aware Moderate Allocation	2,866

As of January 31, 2022, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

ESG Aware Aggressive Allocation	$20,783,593	$834,801	$(238,731)	$596,070
ESG Aware Conservative Allocation	44,742,739	—	(1,367,698)	(1,367,698)
ESG Aware Growth Allocation	8,544,544	703,166	(106,421)	596,745
ESG Aware Moderate Allocation	5,785,375	8,955	(157,052)	(148,097)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time.

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Notes to Financial Statements (unaudited) (continued)

This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a Fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

LIBORTransition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates ceased to be published or no longer are representative of the underlying market they seek to measure after December 31, 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 01/31/22		Year Ended 07/31/21

iShares ETF	Shares	Amount	Shares	Amount

ESG Aware Aggressive Allocation
Shares sold	100,000	$3,446,676	500,000	$15,897,888
Shares redeemed	(50,000)	(1,717,167)	(50,000)	(1,633,794)

Net increase	50,000	$1,729,509	450,000	$14,264,094

ESG Aware Conservative Allocation
Shares sold	1,450,000	$40,573,011	100,000	$2,741,067
Shares redeemed	(50,000)	(1,398,671)	(50,000)	(1,368,294)

Net increase	1,400,000	$39,174,340	50,000	$1,372,773

ESG Aware Growth Allocation
Shares sold	50,000	$1,574,184	150,000	$4,441,118
Shares redeemed	—	—	(50,000)	(1,434,690)

Net increase	50,000	$1,574,184	100,000	$3,006,428

ESG Aware Moderate Allocation
Shares sold	50,000	$1,455,321	100,000	$2,823,915
Shares redeemed	(50,000)	(1,459,357)	(50,000)	(1,419,696)

Net increase (decrease)	—	$(4,036)	50,000	$1,404,219

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Statement Regarding Liquidity Risk Management Program (unaudited)

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), iShares Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for iShares ESG Aware Aggressive Allocation ETF, iShares ESG Aware Conservative Allocation ETF, iShares ESG Aware Growth Allocation ETF and iShares ESG Aware Moderate Allocation ETF (the “Funds” or “ETFs”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on December 9, 2021 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Fund Advisors (“BlackRock”), the investment adviser to the Funds, as the program administrator for each Fund’s Program. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2020 through September 30, 2021 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing each Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish each Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including extended market holidays and the imposition of capital controls in certain non-U.S. countries.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing each Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure, with a focus on funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Derivative exposure was also considered in the calculation of a fund’s liquidity bucketing. Finally, a factor for consideration under the Liquidity Rule is a Fund’s use of borrowings for investment purposes. However, the Funds do not borrow for investment purposes.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical redemption activity and used this information as a component to establish each ETF’s reasonably anticipated trading size (“RATS”). The Committee may also take into consideration a fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a fund’s distribution channels, and the degree of certainty associated with a fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered that ETFs generally do not hold more than de minimis amounts of cash. While the ETFs generally do not engage in borrowing, certain of the ETFs have the flexibility to draw on a line of credit to meet redemption requests or facilitate settlements.

d)

The relationship between an ETF’s portfolio liquidity and the way in which, and the prices and spreads at which, ETF shares trade, including the efficiency of the arbitrage function and the level of active participation by market participants, including authorized participants. The Committee monitored the prevailing bid/ask spread and the ETF price premium (or discount) to NAV for all ETFs and reviewed any persistent deviations from long-term averages.

e)

The effect of the composition of baskets on the overall liquidity of an ETF’s portfolio. In reviewing the linkage between the composition of custom baskets accepted by an ETF and any significant change in the liquidity profile of such ETF, the Committee reviewed changes in the proportion of each ETF’s portfolio comprised of less liquid and illiquid holdings to determine if applicable thresholds were met requiring enhanced review.

As part of BlackRock’s continuous review of the effectiveness of the Program, the Committee made the following material changes to the Program: (1) updates to certain model components in the Program’s methodology; and (2) certain iShares Funds entered into a $800 million credit agreement with a group of lenders that replaced a previous liquidity facility. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

S T A T E M E N T R E G A R D I N G L I Q U I D I T Y R I S K M A N A G E M E N T P R O G R A M	27

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

January 31, 2022

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

ESG Aware Aggressive Allocation(a)	$0.289812	$—	$0.001966	$0.291778	99%	—%	1%	100%

ESG Aware Conservative Allocation(a)	0.170268	—	0.002465	0.172733	99	—	1	100

ESG Aware Growth Allocation(a)	0.246609	—	0.002174	0.248783	99	—	1	100

ESG Aware Moderate Allocation(a)	0.214791	—	0.002527	0.217318	99	—	1	100

(a)

The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at iShares.com; and (3) on the SEC website at sec.gov.

A description of the Trust’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com.

G E N E R A L I N F O R M A T I O N	29

Want to know more?

iShares.com    |    1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

© 2022 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

iS-SAR-112-0122

(b) Not Applicable

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.	Investments.

(a) Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

  There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.	Controls and Procedures.

(a)	The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

(a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: March 23, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Armando Senra
Armando Senra, President (Principal Executive Officer)

Date: March 23, 2022

By:	/s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date: March 23, 2022